UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2017. The first report applies to 44 of the Registrant’s portfolios, the second report applies to 12 of the Registrant’s portfolios and the third report applies to 5 of the Registrant’s portfolios.

John Hancock

John Hancock Variable Insurance Trust

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Semiannual Report

June 30, 2017

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	7

Summary portfolio of investments (See below for each Portfolio’s page #)	13

Statements of assets and liabilities	54

Statements of operations	65

Statements of changes in net assets	76

Financial highlights	84

Notes to financial statements	105

Special shareholder meeting	148

Evaluation of advisory and subadvisory agreements by the board of trustees	149

For more information	167

Portfolio	Summary portfolio of investments
500 Index Trust B	13
Alpha Opportunities Trust	14
American Asset Allocation Trust	15
American Global Growth Trust	15
American Growth Trust	15
American Growth-Income Trust	15
American International Trust	15
American New World Trust	16
Blue Chip Growth Trust	16
Capital Appreciation Trust	17
Capital Appreciation Value Trust	17
Core Strategy Trust	21
Emerging Markets Value Trust	21
Equity Income Trust	22
Financial Industries Trust	23
Fundamental All Cap Core Trust	24
Fundamental Large Cap Value Trust	25
Global Trust	26
Health Sciences Trust	27
International Equity Index Trust B	28
International Growth Stock Trust	30
International Small Company Trust	31
International Value Trust	32
Lifestyle Aggressive PS Series	33
Lifestyle Balanced PS Series	33
Lifestyle Conservative PS Series	34
Lifestyle Growth PS Series	34
Lifestyle Moderate PS Series	34
Mid Cap Index Trust	34
Mid Cap Stock Trust	36
Mid Value Trust	37
Mutual Shares Trust	37
Real Estate Securities Trust	39
Science & Technology Trust	40
Small Cap Growth Trust	41
Small Cap Index Trust	42
Small Cap Opportunities Trust	43
Small Cap Value Trust	44
Small Company Growth Trust	45
Small Company Value Trust	46
Strategic Equity Allocation Trust	47
Total Stock Market Index Trust	49
Utilities Trust	50
Value Trust	52

2

John Hancock Variable Insurance Trust

Sector weightings

500 Index Trust B

Sector Composition*	% of Total
Information technology	21.4
Financials	14.0
Health care	13.9
Consumer discretionary	11.8
Industrials	9.9
Consumer staples	8.7
Energy	5.8
Utilities	3.0
Real estate	2.8
Materials	2.7
Telecommunication services	2.0
Short-term investments and other	4.0

Alpha Opportunities Trust

Sector Composition*	% of Total
Information technology	22.9
Financials	20.6
Industrials	13.3
Consumer discretionary	12.0
Health care	11.0
Consumer staples	4.8
Materials	4.7
Energy	3.6
Real estate	2.2
Utilities	1.5
Telecommunication services	0.8
Short-term investments and other	2.6

American Asset Allocation Trust

Portfolio Composition**	% of Total
Common stocks	62.9
U.S. Government & Agency obligations	12.8
Corporate bonds	9.7
Collateralized mortgage obligations	5.7
Asset backed securities	0.7
Foreign government obligations	0.3
Short-term investments and other	7.9

American Global Growth Trust

Sector Composition**	% of Total
Information technology	30.5
Consumer discretionary	20.3
Health care	13.9
Financials	11.3
Consumer staples	8.3
Industrials	6.5
Energy	2.9
Materials	2.0
Telecommunication services	1.4
Short-term investments and other	2.9

American Growth Trust

Sector Composition**	% of Total
Information technology	30.6
Consumer discretionary	20.8
Health care	14.8
Energy	7.7
Financials	7.7
Industrials	6.2
Consumer staples	2.7
Telecommunication services	1.0
Materials	0.7
Real estate	0.4
Utilities	0.3
Short-term investments and other	7.1

American Growth-Income Trust

Sector Composition**	% of Total
Information technology	17.2
Consumer discretionary	15.7
Health care	15.2
Financials	12.6
Industrials	8.6
Consumer staples	7.7
Energy	6.0
Materials	4.7
Telecommunication services	2.0
Real estate	1.9
Utilities	1.0
Short-term investments and other	7.4

American International Trust

Sector Composition**	% of Total
Financials	17.2
Information technology	13.6
Consumer discretionary	13.3
Health care	9.6
Consumer staples	8.5
Industrials	8.1
Utilities	5.9
Materials	5.3
Energy	3.9
Telecommunication services	3.0
Real estate	1.9
Short-term investments and other	9.7

American New World Trust

Sector Composition**	% of Total
Information technology	26.2
Consumer discretionary	11.3
Financials	10.8
Consumer staples	10.1
Energy	8.6
Industrials	6.4
Materials	5.0
Health care	4.9
Utilities	3.3
Telecommunication services	2.7
Real estate	1.2
Short-term investments and other	9.5

Blue Chip Growth Trust

Sector Composition*	% of Total
Information technology	37.6
Consumer discretionary	22.9
Health care	17.0
Financials	9.4
Industrials	7.7
Consumer staples	2.1
Real estate	2.1
Materials	0.6
Utilities	0.2
Short-term investments and other	0.4

Capital Appreciation Trust

Sector Composition*	% of Total
Information technology	49.2
Consumer discretionary	25.2
Health care	11.5
Industrials	5.0
Financials	3.1
Consumer staples	3.0
Real estate	1.2
Materials	0.9
Energy	0.9

Capital Appreciation Value Trust

Portfolio Composition*	% of Total
Common stocks	61.8
Corporate bonds	20.1
Preferred securities	3.4
Term loans	1.3
Asset backed securities	0.2
Short-term investments and other	13.2

3

John Hancock Variable Insurance Trust

Sector weightings

Core Strategy Trust

Asset Allocation*	% of Total
Large blend	71.0
Intermediate bond	29.0

Emerging Markets Value Trust

Sector Composition*	% of Total
Financials	29.4
Materials	16.7
Energy	12.1
Information technology	10.3
Industrials	9.4
Consumer discretionary	9.3
Real estate	4.4
Consumer staples	2.9
Telecommunication services	2.5
Utilities	1.4
Health care	0.6
Short-term investments and other	1.0

Equity Income Trust

Sector Composition*	% of Total
Financials	25.8
Health care	11.3
Industrials	10.4
Information technology	9.8
Energy	9.5
Consumer discretionary	8.1
Utilities	6.8
Consumer staples	6.3
Materials	4.9
Telecommunication services	2.9
Real estate	2.1
Short-term investments and other	2.1

Financial Industries Trust

Industry Composition*	% of Total
Banks	56.3
Insurance	15.8
Capital markets	8.7
Consumer finance	4.4
Diversified financial services	3.7
Equity real estate investment trusts	2.8
Thrifts and mortgage finance	1.5
Real estate management and development	0.8
Short-term investments and other	6.0

Fundamental All Cap Core Trust

Sector Composition*	% of Total
Financials	25.3
Consumer discretionary	22.4
Information technology	21.4
Health care	7.6
Consumer staples	6.9
Energy	5.8
Industrials	5.3
Real estate	1.9
Materials	1.8
Short-term investments and other	1.6

Fundamental Large Cap Value Trust

Sector Composition*	% of Total
Financials	32.0
Information technology	14.2
Health care	12.7
Energy	11.5
Industrials	10.6
Consumer discretionary	9.6
Consumer staples	8.6
Short-term investments and other	0.8

Global Trust

Sector Composition*	% of Total
Financials	23.3
Health care	17.4
Information technology	15.6
Energy	10.5
Consumer discretionary	10.4
Telecommunication services	5.9
Industrials	4.8
Materials	4.4
Consumer staples	2.3
Utilities	1.5
Short-term investments and other	3.9

Health Sciences Trust

Industry Composition*	% of Total
Biotechnology	37.1
Health care providers and services	22.9
Health care equipment and supplies	17.2
Pharmaceuticals	15.1
Life sciences tools and services	5.3
Food and staples retailing	1.1
Health care technology	0.6
Specialty retail	0.2
Software	0.1
Short-term investments and other	0.4

International Equity Index Trust B

Sector Composition*	% of Total
Financials	22.4
Industrials	11.6
Consumer discretionary	11.0
Information technology	10.3
Consumer staples	9.6
Health care	7.9
Materials	7.3
Energy	6.2
Telecommunication services	4.2
Utilities	3.1
Real estate	3.0
Short-term investments and other	3.4

International Growth Stock Trust

Sector Composition*	% of Total
Financials	22.1
Information technology	18.8
Consumer discretionary	13.7
Industrials	12.7
Consumer staples	11.7
Health care	7.3
Energy	3.8
Materials	2.4
Short-term investments and other	7.5

International Small Company Trust

Sector Composition*	% of Total
Industrials	24.8
Consumer discretionary	16.8
Materials	11.8
Financials	11.2
Information technology	10.1
Consumer staples	6.4
Health care	5.4
Energy	4.2
Real estate	3.7
Utilities	2.9
Telecommunication services	1.5
Short-term investments and other	1.2

International Value Trust

Sector Composition*	% of Total
Financials	22.4
Health care	16.0
Energy	15.1
Information technology	8.8
Materials	8.7
Consumer discretionary	8.5
Industrials	8.2
Telecommunication services	7.8
Consumer staples	1.9
Utilities	1.1
Short-term investments and other	1.5

4

John Hancock Variable Insurance Trust

Sector weightings

Lifestyle Aggressive PS Series

Asset Allocation***	% of Total
Large blend	82.6
Exchange-traded funds	17.4

Lifestyle Balanced PS Series

Asset Allocation*	% of Total
Large blend	50.0
Intermediate bond	50.0

Lifestyle Conservative PS Series

Asset Allocation*	% of Total
Intermediate bond	80.0
Large blend	20.0

Lifestyle Growth PS Series

Asset Allocation*	% of Total
Large blend	70.9
Intermediate bond	29.1

Lifestyle Moderate PS Series

Asset Allocation*	% of Total
Intermediate bond	60.0
Large blend	40.0

Mid Cap Index Trust

Sector Composition*	% of Total
Information technology	17.3
Financials	16.0
Industrials	14.7
Consumer discretionary	11.4
Real estate	9.6
Health care	8.9
Materials	7.4
Utilities	5.4
Consumer staples	3.6
Energy	2.9
Telecommunication services	0.2
Short-term investments and other	2.6

Mid Cap Stock Trust

Sector Composition*	% of Total
Information technology	39.2
Health care	17.5
Consumer discretionary	13.4
Industrials	11.1
Financials	7.8
Materials	3.6
Consumer staples	2.5
Energy	2.2
Real estate	1.6
Short-term investments and other	1.1

Mid Value Trust

Sector Composition*	% of Total
Financials	21.2
Health care	12.7
Consumer staples	9.3
Energy	9.3
Industrials	8.8
Consumer discretionary	7.9
Materials	7.4
Real estate	7.3
Utilities	4.5
Information technology	2.7
Telecommunication services	0.3
Short-term investments and other	8.6

Mutual Shares Trust

Portfolio Composition*	% of Total
Common stocks	87.8
Corporate bonds	2.9
Municipal bonds	0.9
Rights	0.1
Short-term investments and other	8.3

Real Estate Securities Trust

Portfolio Composition*	% of Total
Residential REITs	17.7
Retail REITs	16.5
Specialized REITs	16.3
Health care REITs	13.8
Office REITs	12.1
Industrial REITs	8.8
Diversified REITs	6.3
Hotel and resort REITs	5.5
Hotels, resorts and cruise lines	1.5
IT consulting and other services	1.2
Short-term investments and other	0.3

Science & Technology Trust

Sector Composition*	% of Total
Information technology	72.8
Consumer discretionary	16.1
Health care	5.5
Industrials	2.0
Telecommunication services	0.5
Real estate	0.2
Short-term investments and other	2.9

Small Cap Growth Trust

Sector Composition*	% of Total
Information technology	29.5
Health care	21.4
Industrials	17.7
Consumer discretionary	12.1
Financials	8.7
Real estate	3.1
Consumer staples	2.8
Materials	2.8
Energy	1.2
Short-term investments and other	0.7

Small Cap Index Trust

Sector Composition*	% of Total
Financials	17.7
Information technology	16.5
Health care	14.6
Industrials	14.2
Consumer discretionary	12.1
Real estate	7.3
Materials	4.2
Utilities	3.6
Energy	3.5
Consumer staples	2.6
Telecommunication services	0.8
Short-term investments and other	2.9

Small Cap Opportunities Trust

Sector Composition*	% of Total
Financials	23.0
Industrials	20.3
Information technology	15.8
Consumer discretionary	13.9
Health care	8.4
Energy	6.1
Materials	5.0
Consumer staples	2.3
Real estate	2.1
Utilities	1.1
Telecommunication services	1.0
Short-term investments and other	1.0

Small Cap Value Trust

Sector Composition*	% of Total
Industrials	32.0
Financials	21.5
Information technology	9.4
Health care	7.4
Materials	6.8
Real estate	6.2
Energy	4.2
Consumer staples	3.9
Consumer discretionary	3.4
Utilities	2.3
Short-term investments and other	2.9

5

John Hancock Variable Insurance Trust

Sector weightings

Small Company Growth Trust

Sector Composition*	% of Total
Information technology	28.1
Health care	23.0
Industrials	15.6
Consumer discretionary	11.0
Financials	8.9
Materials	4.0
Energy	3.7
Real estate	1.8
Consumer staples	1.6
Short-term investments and other	2.3

Small Company Value Trust

Sector Composition*	% of Total
Financials	29.6
Industrials	12.9
Consumer discretionary	10.8
Information technology	10.0
Real estate	8.6
Health care	6.9
Utilities	6.6
Materials	4.8
Energy	4.0
Consumer staples	3.7
Short-term investments and other	2.1

Strategic Equity Allocation Trust

Sector Composition*	% of Total
Financials	16.5
Information technology	16.0
Health care	12.6
Consumer discretionary	11.8
Industrials	11.8
Consumer staples	9.0
Energy	5.1
Materials	4.7
Real estate	3.7
Utilities	3.3
Telecommunication services	2.5
Short-term investments and other	3.0

Total Stock Market Index Trust

Sector Composition*	% of Total
Information technology	19.9
Financials	14.3
Consumer discretionary	12.4
Health care	12.4
Industrials	9.8
Consumer staples	8.4
Energy	6.1
Real estate	3.7
Materials	3.1
Utilities	2.9
Telecommunication services	2.0
Short-term investments and other	5.0

Utilities Trust

Sector Composition*	% of Total
Utilities	61.2
Energy	18.3
Telecommunication services	11.8
Consumer discretionary	4.7
Real estate	3.1
Industrials	0.5
Short-term investments and other	0.4

Value Trust

Sector Composition*	% of Total
Financials	25.4
Industrials	14.7
Information technology	14.5
Consumer discretionary	9.8
Health care	7.7
Real estate	6.6
Energy	6.3
Materials	5.4
Utilities	4.1
Consumer staples	2.3
Short-term investments and other	3.2

*	As a percentage of net assets.

**	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

***	As a percentage of total investments.

6

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios, Core Strategy Trust and the Lifestyle Portfolio Stabilization (PS) Portfolios, in addition to the operating expenses that the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1] 1/1/2017– 6/30/2017	Annualized Expense Ratio
500 Index Trust B
Series I — Actual	$1,000.00	$1,092.00	$1.56	0.30%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series II — Actual	1,000.00	1,091.20	2.59	0.50%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Series NAV — Actual	1,000.00	1,092.30	1.30	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Alpha Opportunities Trust
Series I — Actual	$1,000.00	$1,085.90	$5.33	1.03%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,085.80	5.07	0.98%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
American Asset Allocation Trust
Series I — Actual	$1,000.00	$1,080.10	$3.20	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,078.50	3.66	0.71%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%[2]
Series III — Actual	1,000.00	1,081.60	1.39	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]

7

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1] 1/1/2017– 6/30/2017	Annualized Expense Ratio
American Global Growth Trust
Series I — Actual	$1,000.00	$1,183.20	$3.46	0.64%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%[2]
Series II — Actual	1,000.00	1,183.70	3.84	0.71%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%[2]
Series III — Actual	1,000.00	1,185.20	1.57	0.29%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[2]
American Growth Trust
Series I — Actual	$1,000.00	$1,148.20	$3.30	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,147.20	3.62	0.68%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%[2]
Series III — Actual	1,000.00	1,149.40	1.44	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American Growth-Income Trust
Series I — Actual	$1,000.00	$1,096.10	$3.22	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,095.80	3.64	0.70%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%[2]
Series III — Actual	1,000.00	1,098.00	1.40	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American International Trust
Series I — Actual	$1,000.00	$1,183.50	$3.36	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,183.10	4.06	0.75%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%[2]
Series III — Actual	1,000.00	1,185.80	1.46	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American New World Trust
Series I — Actual	$1,000.00	$1,142.20	$3.66	0.69%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%[2]
Series II — Actual	1,000.00	1,141.30	4.09	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,144.50	1.81	0.34%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%[2]
Blue Chip Growth Trust
Series I — Actual	$1,000.00	$1,191.60	$4.51	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,190.40	5.59	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,192.00	4.24	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Capital Appreciation Trust
Series I — Actual	$1,000.00	$1,175.40	$4.26	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Series II — Actual	1,000.00	1,174.40	5.34	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series NAV — Actual	1,000.00	1,175.90	3.99	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Capital Appreciation Value Trust
Series I — Actual	$1,000.00	$1,091.20	$4.56	0.88%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series II — Actual	1,000.00	1,089.70	5.54	1.07%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series NAV — Actual	1,000.00	1,090.40	4.25	0.82%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%

8

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1] 1/1/2017– 6/30/2017	Annualized Expense Ratio
Core Strategy Trust
Series I — Actual	$1,000.00	$1,080.30	$0.62	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Series II — Actual	1,000.00	1,078.60	1.65	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,080.30	0.36	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%[2]
Emerging Markets Value Trust
Series I — Actual	$1,000.00	$1,168.30	$5.97	1.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series II — Actual	1,000.00	1,168.30	7.04	1.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31%
Series NAV — Actual	1,000.00	1,168.50	5.70	1.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Equity Income Trust
Series I — Actual	$1,000.00	$1,055.80	$3.98	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	1,054.20	4.99	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	1,055.40	3.72	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Financial Industries Trust
Series I — Actual	$1,000.00	$1,056.20	$4.38	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series II — Actual	1,000.00	1,055.10	5.40	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	1,056.40	4.13	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Fundamental All Cap Core Trust
Series I — Actual	$1,000.00	$1,116.90	$3.94	0.75%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Series II — Actual	1,000.00	1,115.60	4.98	0.95%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series NAV — Actual	1,000.00	1,116.80	3.67	0.70%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%
Fundamental Large Cap Value Trust
Series I — Actual	$1,000.00	$1,071.40	$3.80	0.74%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Series II — Actual	1,000.00	1,070.40	4.83	0.94%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Series NAV — Actual	1,000.00	1,071.90	3.54	0.69%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Global Trust
Series I — Actual	$1,000.00	$1,112.90	$4.98	0.95%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series II — Actual	1,000.00	1,111.80	6.02	1.15%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series NAV — Actual	1,000.00	1,113.00	4.72	0.90%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Health Sciences Trust
Series I — Actual	$1,000.00	$1,193.80	$5.98	1.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Series II — Actual	1,000.00	1,192.90	7.07	1.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%
Series NAV — Actual	1,000.00	1,194.30	5.71	1.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%

9

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1] 1/1/2017– 6/30/2017	Annualized Expense Ratio
International Equity Index Trust B
Series I — Actual	$1,000.00	$1,149.40	$2.08	0.39%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%
Series II — Actual	1,000.00	1,147.90	3.14	0.59%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Series NAV — Actual	1,000.00	1,149.50	1.81	0.34%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%
International Growth Stock Trust
Series I — Actual	$1,000.00	$1,139.30	$4.83	0.91%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series II — Actual	1,000.00	1,138.00	5.83	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Series NAV — Actual	1,000.00	1,139.20	4.51	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
International Small Company Trust
Series I — Actual	$1,000.00	$1,161.30	$6.27	1.17%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Series II — Actual	1,000.00	1,159.00	7.33	1.37%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.00	6.85	1.37%
Series NAV — Actual	1,000.00	1,162.10	6.00	1.12%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
International Value Trust
Series I — Actual	$1,000.00	$1,108.40	$4.70	0.90%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Series II — Actual	1,000.00	1,107.70	5.75	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Series NAV — Actual	1,000.00	1,109.30	4.45	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Lifestyle Aggressive PS Series
Series I — Actual	$1,000.00	$1,101.50	$1.09	0.21%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.05	0.21%[2]
Series II — Actual	1,000.00	1,099.90	2.13	0.41%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%[2]
Series NAV — Actual	1,000.00	1,101.50	0.83	0.16%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%[2]
Lifestyle Balanced PS Series
Series I — Actual	$1,000.00	$1,063.90	$0.61	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Series II — Actual	1,000.00	1,063.00	1.64	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,063.90	0.36	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%[2]
Lifestyle Conservative PS Series
Series I — Actual	$1,000.00	$1,040.30	$0.66	0.13%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%[2]
Series II — Actual	1,000.00	1,039.40	1.67	0.33%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV — Actual	1,000.00	1,041.10	0.40	0.08%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%[2]
Lifestyle Growth PS Series
Series I — Actual	$1,000.00	$1,079.80	$0.57	0.11%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%[2]
Series II — Actual	1,000.00	1,079.00	1.60	0.31%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV — Actual	1,000.00	1,080.60	0.31	0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%[2]

10

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1] 1/1/2017– 6/30/2017	Annualized Expense Ratio
Lifestyle Moderate PS Series
Series I — Actual	$1,000.00	$1,055.60	$0.66	0.13%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.65	0.13%[2]
Series II — Actual	1,000.00	1,054.70	1.68	0.33%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV — Actual	1,000.00	1,056.30	0.41	0.08%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%[2]
Mid Cap Index Trust
Series I — Actual	$1,000.00	$1,058.20	$2.30	0.45%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Series II — Actual	1,000.00	1,056.50	3.31	0.65%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Series NAV — Actual	1,000.00	1,058.20	2.04	0.40%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%
Mid Cap Stock Trust
Series I — Actual	$1,000.00	$1,176.60	$4.97	0.92%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Series II — Actual	1,000.00	1,175.50	6.04	1.12%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series NAV — Actual	1,000.00	1,177.50	4.70	0.87%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Mid Value Trust
Series I — Actual	$1,000.00	$1,030.10	$4.98	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series II — Actual	1,000.00	1,029.20	5.99	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Series NAV — Actual	1,000.00	1,030.30	4.73	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Mutual Shares Trust
Series I — Actual	$1,000.00	$1,057.90	$5.56	1.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Real Estate Securities Trust
Series I — Actual	$1,000.00	$1,031.60	$3.98	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Series II — Actual	1,000.00	1,030.50	4.98	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series NAV — Actual	1,000.00	1,031.30	3.73	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Science & Technology Trust
Series I — Actual	$1,000.00	$1,214.40	$5.93	1.08%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Series II — Actual	1,000.00	1,213.10	7.02	1.28%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.41	1.28%
Series NAV — Actual	1,000.00	1,214.70	5.66	1.03%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Small Cap Growth Trust
Series I — Actual	$1,000.00	$1,133.60	$6.03	1.14%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14%
Series II — Actual	1,000.00	1,132.00	7.08	1.34%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.71	1.34%
Series NAV — Actual	1,000.00	1,134.70	5.77	1.09%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Small Cap Index Trust
Series I — Actual	$1,000.00	$1,048.80	$2.64	0.52%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Series II — Actual	1,000.00	1,048.40	3.66	0.72%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Series NAV — Actual	1,000.00	1,049.50	2.39	0.47%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

11

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1] 1/1/2017– 6/30/2017	Annualized Expense Ratio
Small Cap Opportunities Trust
Series I — Actual	$1,000.00	$1,022.90	$5.12	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series II — Actual	1,000.00	1,021.90	6.12	1.22%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22%
Series NAV — Actual	1,000.00	1,023.60	4.87	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Small Cap Value Trust
Series I — Actual	$1,000.00	$974.00	$5.43	1.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series II — Actual	1,000.00	973.40	6.41	1.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31%
Series NAV — Actual	1,000.00	974.80	5.24	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Small Company Growth Trust
Series NAV — Actual	$1,000.00	$1,105.20	$5.59	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Small Company Value Trust
Series I — Actual	$1,000.00	$1,014.50	$5.44	1.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Series II — Actual	1,000.00	1,013.80	6.44	1.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.46	1.29%
Series NAV — Actual	1,000.00	1,015.00	5.20	1.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Strategic Equity Allocation Trust
Series NAV — Actual	$1,000.00	$1,103.80	$2.76	0.53%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Total Stock Market Index Trust
Series I — Actual	$1,000.00	$1,086.40	$2.95	0.57%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%
Series II — Actual	1,000.00	1,085.60	3.98	0.77%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series NAV — Actual	1,000.00	1,087.00	2.69	0.52%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Utilities Trust
Series I — Actual	$1,000.00	$1,100.00	$4.84	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Series II — Actual	1,000.00	1,098.60	5.88	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series NAV — Actual	1,000.00	1,100.20	4.58	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Value Trust
Series I — Actual	$1,000.00	$1,019.40	$4.06	0.81%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Series II — Actual	1,000.00	1,018.00	5.05	1.01%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
Series NAV — Actual	1,000.00	1,019.90	3.81	0.76%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred from underlying funds and can vary. The range of expense ratios of the underlying funds held by the portfolios for the period ended 6-30-17 was as follows:

Portfolio	Range	Portfolio	Range
American Funds	0.29% – 0.78%	Lifestyle Conservative PS Series	0.53% – 0.59%
Core Strategy Trust	0.53% – 0.59%	Lifestyle Growth PS Series	0.53% – 0.59%
Lifestyle Aggressive PS Series	0.10% – 0.53%	Lifestyle Moderate PS Series	0.53% – 0.59%
Lifestyle Balanced PS Series	0.53% – 0.59%

12

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

This section shows the portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the portfolio’s total net assets as of the report date. The remaining securities held by the portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust B

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 96.0%
Consumer discretionary – 11.8%
Amazon.com, Inc. (I)	86,055	$83,301,240	1.8%
Comcast Corp., Class A	1,026,705	39,959,359	0.9%
McDonald’s Corp.	176,765	27,073,327	0.6%
The Home Depot, Inc.	259,306	39,777,540	0.9%
The Priceline Group, Inc. (I)	10,671	19,960,319	0.4%
The Walt Disney Company	315,589	33,531,331	0.7%
OTHER SECURITIES		309,134,711	6.5%
		552,737,827
Consumer staples – 8.7%
Altria Group, Inc.	419,009	31,203,600	0.7%
PepsiCo, Inc.	309,841	35,783,537	0.8%
Philip Morris International, Inc.	336,907	39,569,727	0.8%
The Coca-Cola Company	834,066	37,407,860	0.8%
The Procter & Gamble Company	554,809	48,351,604	1.0%
Wal-Mart Stores, Inc.	320,392	24,247,267	0.5%
OTHER SECURITIES		190,857,917	4.1%
		407,421,512
Energy – 5.8%
Chevron Corp.	410,992	42,878,795	0.9%
Exxon Mobil Corp.	919,189	74,206,128	1.6%
Schlumberger, Ltd.	301,158	19,828,243	0.4%
OTHER SECURITIES		133,743,087	2.9%
		270,656,253
Financials – 14.0%
Bank of America Corp.	2,158,429	52,363,488	1.1%
Berkshire Hathaway, Inc., Class B (I)	412,004	69,781,117	1.5%
Citigroup, Inc.	597,173	39,938,930	0.9%
JPMorgan Chase & Co.	770,591	70,432,017	1.5%
State Street Corp.	76,699	6,882,201	0.1%
Wells Fargo & Company	975,183	54,034,890	1.2%
OTHER SECURITIES		361,640,495	7.7%
		655,073,138
Health care – 13.9%
AbbVie, Inc.	345,376	25,043,214	0.5%
Amgen, Inc.	159,572	27,483,086	0.6%
Bristol-Myers Squibb Company	357,346	19,911,319	0.4%
Celgene Corp. (I)	169,362	21,995,043	0.5%
Gilead Sciences, Inc.	283,437	20,061,671	0.4%
Johnson & Johnson	584,317	77,299,296	1.6%
Medtronic PLC	296,932	26,352,715	0.6%
Merck & Company, Inc.	593,246	38,021,136	0.8%
Pfizer, Inc.	1,294,449	43,480,542	0.9%
UnitedHealth Group, Inc.	208,993	38,751,482	0.8%
OTHER SECURITIES		314,795,735	6.8%
		653,195,239
Industrials – 9.9%
3M Company	129,629	26,987,462	0.6%
General Electric Company	1,888,440	51,006,764	1.1%
Honeywell International, Inc.	165,367	22,041,767	0.5%
The Boeing Company	121,759	24,077,842	0.5%
United Technologies Corp.	161,645	19,738,471	0.4%
OTHER SECURITIES		319,133,199	6.8%
		462,985,505
COMMON STOCKS (continued)
Information technology – 21.4%
Alphabet, Inc., Class A (I)	64,566	$60,025,719	1.3%
Alphabet, Inc., Class C (I)	64,723	58,815,732	1.3%
Apple, Inc.	1,130,924	162,875,674	3.5%
Broadcom, Ltd.	87,104	20,299,587	0.4%
Cisco Systems, Inc.	1,084,620	33,948,606	0.7%
Facebook, Inc., Class A (I)	512,727	77,411,522	1.7%
IBM Corp.	185,454	28,528,389	0.6%
Intel Corp.	1,021,115	34,452,420	0.7%
Mastercard, Inc., Class A	203,424	24,705,845	0.5%
Microsoft Corp.	1,674,608	115,430,729	2.5%
Oracle Corp.	651,524	32,667,413	0.7%
Visa, Inc., Class A	400,418	37,551,200	0.8%
OTHER SECURITIES		315,868,985	6.7%
		1,002,581,821
Materials – 2.7%		128,172,721	2.7%
Real estate – 2.8%
GGP, Inc.	125,831	2,964,578	0.1%
OTHER SECURITIES		128,796,236	2.7%
		131,760,814
Telecommunication services – 2.0%
AT&T, Inc.	1,333,741	50,322,048	1.0%
Verizon Communications, Inc.	884,924	39,520,706	0.8%
OTHER SECURITIES		6,621,127	0.2%
		96,463,881
Utilities – 3.0%		142,452,065	3.0%
TOTAL COMMON STOCKS (Cost $2,473,599,749)		$4,503,500,776
SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust, 1.1508% (W)(Y)	2,448,943	24,503,878	0.5%
TOTAL SECURITIES LENDING COLLATERAL (Cost $24,504,755)		$24,503,878
SHORT-TERM INVESTMENTS – 4.0%
U.S. Government Agency – 1.7%
Federal Home Loan Bank Discount Note 0.810%, 07/07/2017*	$30,000,000	29,995,950	0.6%
Federal Home Loan Bank Discount Note 0.900%, 07/19/2017*	50,000,000	49,977,500	1.1%
		79,973,450
Repurchase agreement – 2.3%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $105,732,996 on 07/03/2017, collateralized by $110,105,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $107,845,645, including interest)	105,730,000	105,730,000	2.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $185,703,450)		$185,703,450
Total Investments (500 Index Trust B) (Cost $2,683,807,954) – 100.5%		$4,713,708,104	100.5%
Other assets and liabilities, net – (0.5%)		(23,236,620)	(0.5)%
TOTAL NET ASSETS – 100.0%		$4,690,471,484	100.0%

13

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

Security Abbreviations and Legend

(I)	Non-income producing security.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
S&P 500 Index E-Mini Futures	1,634	Long	Sep 2017	$198,628,387	$197,787,530	($840,857)
						($840,857)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Alpha Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 89.2%
Consumer discretionary – 11.3%
Delphi Automotive PLC	10,356	$907,703	0.6%
NIKE, Inc., Class B	40,193	2,371,387	1.6%
NVR, Inc. (I)	683	1,646,447	1.1%
The Home Depot, Inc.	5,849	897,237	0.6%
OTHER SECURITIES		10,688,891	7.4%
		16,511,665
Consumer staples – 4.8%
Colgate-Palmolive Company	12,840	951,829	0.6%
Costco Wholesale Corp.	7,248	1,159,173	0.8%
Philip Morris International, Inc.	10,074	1,183,191	0.8%
Unilever NV – NY Shares	23,241	1,284,530	0.9%
OTHER SECURITIES		2,501,421	1.7%
		7,080,144
Energy – 3.6%
Newfield Exploration Company (I)	37,150	1,057,289	0.7%
Phillips 66	10,753	889,166	0.6%
Suncor Energy, Inc.	32,357	944,824	0.6%
OTHER SECURITIES		2,441,065	1.7%
		5,332,344
Financials – 20.6%
American Express Company	14,364	1,210,023	0.8%
American International Group, Inc.	15,999	1,000,257	0.7%
Bank of America Corp.	86,384	2,095,676	1.4%
BlackRock, Inc.	4,493	1,897,888	1.3%
Chubb, Ltd.	16,330	2,374,055	1.6%
Citigroup, Inc.	37,194	2,487,535	1.7%
Deutsche Bank AG	18,132	322,568	0.2%
JPMorgan Chase & Co.	14,632	1,337,365	0.9%
M&T Bank Corp.	10,240	1,658,368	1.1%
Markel Corp. (I)	1,569	1,531,124	1.0%
MetLife, Inc.	28,092	1,543,374	1.1%
The PNC Financial Services Group, Inc.	24,356	3,041,334	2.1%
Wells Fargo & Company	19,257	1,067,030	0.7%
OTHER SECURITIES		8,567,202	6.0%
		30,133,799
Health care – 11.0%
Bristol-Myers Squibb Company	34,736	1,935,490	1.3%
Eli Lilly & Company	13,374	1,100,680	0.7%
Envision Healthcare Corp. (I)	17,016	1,066,393	0.7%
McKesson Corp.	11,029	1,814,712	1.2%
COMMON STOCKS (continued)
Health care (continued)
Medtronic PLC	13,362	$1,185,878	0.8%
Merck & Company, Inc.	21,878	1,402,161	1.0%
Mylan NV (I)	29,627	1,150,120	0.8%
OTHER SECURITIES		6,412,948	4.5%
		16,068,382
Industrials – 12.9%
3M Company	4,375	910,831	0.6%
Canadian National Railway Company	18,046	1,464,220	1.0%
Genesee & Wyoming, Inc., Class A (I)	13,579	928,668	0.6%
IDEX Corp.	9,079	1,026,018	0.7%
Lennox International, Inc.	6,388	1,173,092	0.8%
Swift Transportation Company (I)	53,400	1,415,100	1.0%
Union Pacific Corp.	15,745	1,714,788	1.2%
United Parcel Service, Inc., Class B	9,902	1,095,062	0.8%
OTHER SECURITIES		9,156,888	6.2%
		18,884,667
Information technology – 16.9%
Facebook, Inc., Class A (I)	6,352	959,025	0.6%
Microsoft Corp.	35,222	2,427,852	1.7%
QUALCOMM, Inc.	32,697	1,805,528	1.2%
Zillow Group, Inc., Class A (I)	1,470	71,795	0.0%
Zillow Group, Inc., Class C (I)	18,103	887,228	0.6%
OTHER SECURITIES		18,569,364	12.8%
		24,720,792
Materials – 4.7%
International Paper Company	44,499	2,519,088	1.7%
Westlake Chemical Corp.	16,590	1,098,424	0.7%
OTHER SECURITIES		3,272,754	2.3%
		6,890,266
Real estate – 1.1%
Public Storage	5,465	1,139,616	0.8%
WeWork Companies, Inc., Class A (I)(R)	2,554	132,323	0.1%
OTHER SECURITIES		316,642	0.2%
		1,588,581
Telecommunication services – 0.8%
Verizon Communications, Inc.	26,009	1,161,562	0.8%
Utilities – 1.5%		2,145,175	1.5%
TOTAL COMMON STOCKS (Cost $114,596,136)		$130,517,377

14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES – 8.2%
Consumer discretionary – 0.7%		$1,052,579	0.7%
Industrials – 0.4%		530,281	0.4%
Information technology – 6.0%
Pinterest, Inc., Series G (I)(R)	162,095	1,163,695	0.8%
Uber Technologies, Inc. (I)(R)	142,224	5,896,607	4.0%
OTHER SECURITIES		1,738,829	1.2%
		8,799,131
Real estate – 1.1%
WeWork Companies, Inc., Series D1 (I)(R)	12,694	657,676	0.4%
WeWork Companies, Inc., Series D2 (I)(R)	9,974	516,753	0.4%
OTHER SECURITIES		368,331	0.3%
		1,542,760
TOTAL PREFERRED SECURITIES (Cost $7,102,100)		$11,924,751
WARRANTS – 0.0%
TOTAL WARRANTS (Cost $75)		$3,735
RIGHTS – 0.0%
TOTAL RIGHTS (Cost $2,856)		$2,694
SHORT-TERM INVESTMENTS – 2.9%
Repurchase agreement – 2.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2017 at 1.120% to be repurchased at $4,300,401 on 07/03/2017, collateralized by $4,182,825 U.S. Treasury Inflation Indexed Notes, 1.250% due 07/15/2020 (valued at $4,386,035, including interest)	$4,300,000	4,300,000	2.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,300,000)		$4,300,000
Total Investments (Alpha Opportunities Trust) (Cost $126,001,167) – 100.3%		$146,748,557	100.3%
Other assets and liabilities, net – (0.3%)		(391,474)	(0.3)%
TOTAL NET ASSETS – 100.0%		$146,357,083	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(R)
Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

American Asset Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Asset Allocation Fund – Class 1	69,516,044	$1,553,683,584	100.0%
TOTAL INVESTMENT COMPANIES (Cost $1,087,226,912)		$1,553,683,584
Total Investments (American Asset Allocation Trust) (Cost $1,087,226,912) – 100.0%		$1,553,683,584	100.0%
Other assets and liabilities, net – 0.0%		(3,773)	0.0%
TOTAL NET ASSETS – 100.0%		$1,553,679,811	100.0%

American Global Growth Trust

	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Global Growth Fund – Class 1	8,263,457	$228,815,117	100.0%
TOTAL INVESTMENT COMPANIES (Cost $213,662,682)		$228,815,117
Total Investments (American Global Growth Trust) (Cost $213,662,682) – 100.0%		$228,815,117	100.0%
Other assets and liabilities, net – 0.0%		91,027	0.0%
TOTAL NET ASSETS – 100.0%		$228,906,144	100.0%

American Growth Trust

	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Growth Fund – Class 1	12,889,315	$903,283,188	100.0%
TOTAL INVESTMENT COMPANIES (Cost $767,010,635)		$903,283,188
Total Investments (American Growth Trust) (Cost $767,010,635) – 100.0%		$903,283,188	100.0%
Other assets and liabilities, net – 0.0%		(9,038)	0.0%
TOTAL NET ASSETS – 100.0%		$903,274,149	100.0%

American Growth-Income Trust

	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Growth-Income Fund – Class 1	23,431,739	$1,067,784,367	100.0%
TOTAL INVESTMENT COMPANIES (Cost $949,503,792)		$1,067,784,367
Total Investments (American Growth-Income Trust) (Cost $949,503,792) – 100.0%		$1,067,784,367	100.0%
Other assets and liabilities, net – 0.0%		(10,303)	0.0%
TOTAL NET ASSETS – 100.0%		$1,067,774,064	100.0%

American International Trust

	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American International Fund – Class 1	27,152,705	$534,093,702	100.0%
TOTAL INVESTMENT COMPANIES (Cost $463,950,755)		$534,093,702
Total Investments (American International Trust) (Cost $463,950,755) – 100.0%		$534,093,702	100.0%
Other assets and liabilities, net – 0.0%		(9,632)	0.0%
TOTAL NET ASSETS – 100.0%		$534,084,070	100.0%

15

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

American New World Trust

	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American New World Fund – Class 1	3,966,217	$89,477,857	100.0%
TOTAL INVESTMENT COMPANIES (Cost $85,774,957)		$89,477,857
Total Investments (American New World Trust) (Cost $85,774,957) – 100.0%		$89,477,857	100.0%
Other assets and liabilities, net – 0.0%		(25,457)	0.0%
TOTAL NET ASSETS – 100.0%		$89,452,400	100.0%

Blue Chip Growth Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 99.6%
Consumer discretionary – 22.9%
Amazon.com, Inc. (I)	150,989	$146,157,352	8.6%
Marriott International, Inc., Class A	124,629	12,501,535	0.7%
Netflix, Inc. (I)	105,600	15,777,696	0.9%
O’Reilly Automotive, Inc. (I)	44,359	9,703,088	0.6%
Tesla, Inc. (I)(L)	45,582	16,482,907	1.0%
The Home Depot, Inc.	140,000	21,476,000	1.3%
The Priceline Group, Inc. (I)	41,200	77,065,424	4.5%
Yum! Brands, Inc.	163,900	12,089,264	0.7%
OTHER SECURITIES		77,956,340	4.6%
		389,209,605
Consumer staples – 2.1%
Philip Morris International, Inc.	176,600	20,741,670	1.2%
Walgreens Boots Alliance, Inc.	132,800	10,399,568	0.6%
OTHER SECURITIES		3,955,993	0.3%
		35,097,231
Financials – 9.4%
Intercontinental Exchange, Inc.	320,600	21,133,952	1.2%
JPMorgan Chase & Co.	158,800	14,514,320	0.9%
Morgan Stanley	820,200	36,548,112	2.1%
State Street Corp.	182,707	16,394,299	1.0%
TD Ameritrade Holding Corp.	515,900	22,178,541	1.3%
OTHER SECURITIES		49,352,396	2.9%
		160,121,620
Health care – 17.0%
Aetna, Inc.	99,694	15,136,540	0.9%
Alexion Pharmaceuticals, Inc. (I)	142,828	17,377,883	1.0%
Allergan PLC	58,898	14,317,515	0.8%
Becton, Dickinson and Company	107,046	20,885,745	1.2%
Biogen, Inc. (I)	43,200	11,722,752	0.7%
Celgene Corp. (I)	128,900	16,740,243	1.0%
Cigna Corp.	81,200	13,592,068	0.8%
Danaher Corp.	294,726	24,871,927	1.5%
Humana, Inc.	67,100	16,145,602	1.0%
Intuitive Surgical, Inc. (I)	26,900	25,161,453	1.5%
Stryker Corp.	163,579	22,701,494	1.3%
Thermo Fisher Scientific, Inc.	101,576	17,721,965	1.1%
UnitedHealth Group, Inc.	229,100	42,479,722	2.5%
Vertex Pharmaceuticals, Inc. (I)	150,100	19,343,387	1.1%
OTHER SECURITIES		10,757,837	0.6%
		288,956,133
Industrials – 7.7%
Alaska Air Group, Inc.	165,200	14,828,352	0.9%
COMMON STOCKS (continued)
Industrials (continued)
American Airlines Group, Inc.	540,100	$27,177,832	1.6%
Fortive Corp.	210,513	13,335,999	0.8%
The Boeing Company	141,900	28,060,725	1.7%
OTHER SECURITIES		47,754,237	2.7%
		131,157,145
Information technology – 37.6%
Alibaba Group Holding, Ltd., ADR (I)	365,161	51,451,185	3.0%
Alphabet, Inc., Class A (I)	43,566	40,502,439	2.4%
Alphabet, Inc., Class C (I)	80,398	73,060,075	4.3%
Apple, Inc.	187,700	27,032,554	1.6%
Broadcom, Ltd.	70,100	16,336,805	1.0%
Electronic Arts, Inc. (I)	108,700	11,491,764	0.7%
Facebook, Inc., Class A (I)	580,308	87,614,902	5.2%
Fiserv, Inc. (I)	147,300	18,020,682	1.1%
Intuit, Inc.	73,500	9,761,535	0.6%
Mastercard, Inc., Class A	357,521	43,420,925	2.5%
Microsoft Corp.	878,200	60,534,326	3.6%
PayPal Holdings, Inc. (I)	324,200	17,399,814	1.0%
Red Hat, Inc. (I)	126,387	12,101,555	0.7%
salesforce.com, Inc. (I)	334,500	28,967,700	1.7%
ServiceNow, Inc. (I)	212,600	22,535,600	1.3%
Tencent Holdings, Ltd.	906,700	32,527,804	1.9%
Visa, Inc., Class A	564,300	52,920,054	3.1%
OTHER SECURITIES		33,208,743	1.9%
		638,888,462
Materials – 0.6%		9,351,706	0.6%
Real estate – 2.1%
American Tower Corp.	215,138	28,467,060	1.7%
OTHER SECURITIES		6,121,614	0.4%
		34,588,674
Utilities – 0.2%		3,797,523	0.2%
TOTAL COMMON STOCKS (Cost $984,933,118)		$1,691,168,099
SECURITIES LENDING COLLATERAL – 1.0%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,777,614	17,786,627	1.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $17,786,279)		$17,786,627
SHORT-TERM INVESTMENTS – 0.8%
Money market funds – 0.8%		13,847,382	0.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,847,382)		$13,847,382
Total Investments (Blue Chip Growth Trust) (Cost $1,016,566,779) – 101.4%		$1,722,802,108	101.4%
Other assets and liabilities, net – (1.4%)		(24,585,478)	(1.4)%
TOTAL NET ASSETS – 100.0%		$1,698,216,630	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

16

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 100.0%
Consumer discretionary – 25.2%
adidas AG	81,061	$15,543,341	1.6%
Amazon.com, Inc. (I)	50,746	49,122,128	5.0%
Charter Communications, Inc., Class A (I)	47,646	16,049,555	1.6%
Expedia, Inc.	56,247	8,377,991	0.8%
Industria de Diseno Textil SA	450,556	17,303,586	1.7%
Marriott International, Inc., Class A	191,987	19,258,216	1.9%
McDonald’s Corp.	99,087	15,176,165	1.5%
Netflix, Inc. (I)	213,084	31,836,880	3.2%
O’Reilly Automotive, Inc. (I)	48,973	10,712,354	1.1%
Tesla, Inc. (I)(L)	42,438	15,346,005	1.6%
The Home Depot, Inc.	106,415	16,324,061	1.7%
The Priceline Group, Inc. (I)	13,574	25,390,438	2.6%
Ulta Salon Cosmetics & Fragrance, Inc. (I)	30,950	8,893,173	0.9%
		249,333,893
Consumer staples – 3.0%
Costco Wholesale Corp.	78,648	12,578,175	1.2%
Monster Beverage Corp. (I)	238,682	11,857,722	1.2%
OTHER SECURITIES		5,716,391	0.6%
		30,152,288
Energy – 0.9%
Concho Resources, Inc. (I)	74,992	9,113,778	0.9%
Financials – 3.1%
JPMorgan Chase & Co.	138,438	12,653,233	1.3%
The Goldman Sachs Group, Inc.	80,548	17,873,601	1.8%
		30,526,834
Health care – 11.5%
Allergan PLC	70,681	17,181,844	1.7%
BioMarin Pharmaceutical, Inc. (I)(L)	139,064	12,629,792	1.3%
Bristol-Myers Squibb Company	322,829	17,988,032	1.8%
Celgene Corp. (I)	183,593	23,843,223	2.4%
Illumina, Inc. (I)	57,082	9,904,869	1.0%
Regeneron Pharmaceuticals, Inc. (I)	19,659	9,655,321	1.0%
Shire PLC, ADR	46,254	7,644,399	0.8%
Vertex Pharmaceuticals, Inc. (I)	68,260	8,796,666	0.9%
OTHER SECURITIES		6,530,514	0.6%
		114,174,660
Industrials – 5.0%
FedEx Corp.	70,534	15,329,154	1.6%
Parker-Hannifin Corp.	82,439	13,175,401	1.3%
The Boeing Company	80,774	15,973,059	1.6%
OTHER SECURITIES		5,095,968	0.5%
		49,573,582
Information technology – 49.2%
Activision Blizzard, Inc.	333,830	19,218,593	1.9%
Adobe Systems, Inc. (I)	167,246	23,655,274	2.4%
Alibaba Group Holding, Ltd., ADR (I)	274,806	38,720,165	3.9%
Alphabet, Inc., Class A (I)	26,279	24,431,061	2.5%
Alphabet, Inc., Class C (I)	26,867	24,414,849	2.5%
Apple, Inc.	400,893	57,736,610	5.8%
Broadcom, Ltd.	79,704	18,575,017	1.9%
Facebook, Inc., Class A (I)	293,887	44,371,059	4.5%
FleetCor Technologies, Inc. (I)	81,636	11,772,728	1.2%
Mastercard, Inc., Class A	247,240	30,027,298	3.0%
Microsoft Corp.	532,788	36,725,077	3.7%
NVIDIA Corp.	167,904	24,272,202	2.4%
QUALCOMM, Inc.	135,436	7,478,776	0.8%
Red Hat, Inc. (I)	114,103	10,925,362	1.1%
salesforce.com, Inc. (I)	272,625	23,609,325	2.4%
Splunk, Inc. (I)	121,757	6,926,756	0.7%
Tencent Holdings, Ltd.	924,775	33,176,243	3.3%
Texas Instruments, Inc.	141,270	10,867,901	1.1%
COMMON STOCKS (continued)
Information technology (continued)
Visa, Inc., Class A	313,302	$29,381,462	3.0%
Workday, Inc., Class A (I)	116,423	11,293,031	1.1%
		487,578,789
Materials – 0.9%
Albemarle Corp.	87,888	9,275,700	0.9%
Real estate – 1.2%
Crown Castle International Corp.	121,125	12,134,303	1.2%
TOTAL COMMON STOCKS (Cost $731,467,819)		$991,863,827
SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust, 1.1508% (W)(Y)	546,852	5,471,742	0.5%
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,471,640)		$5,471,742
SHORT-TERM INVESTMENTS – 0.4%
Money market funds – 0.4%		3,507,662	0.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,507,662)		$3,507,662
Total Investments (Capital Appreciation Trust) (Cost $740,447,121) – 100.9%		$1,000,843,231	100.9%
Other assets and liabilities, net – (0.9%)		(9,343,987)	(0.9)%
TOTAL NET ASSETS – 100.0%		$991,499,244	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

Capital Appreciation Value Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 61.8%
Consumer discretionary – 9.1%
Adient PLC	34,427	$2,250,837	0.6%
Amazon.com, Inc. (I)	7,908	7,654,944	1.9%
Aramark	113,568	4,654,017	1.2%
AutoZone, Inc. (I)	4,574	2,609,284	0.6%
Lowe’s Companies, Inc.	41,743	3,236,335	0.8%
O’Reilly Automotive, Inc. (I)	25,742	5,630,805	1.4%
Yum! Brands, Inc.	60,555	4,466,537	1.1%
OTHER SECURITIES		5,966,693	1.5%
		36,469,452
Consumer staples – 7.7%
Altria Group, Inc.	38,131	2,839,616	0.7%
British American Tobacco PLC	46,097	3,141,182	0.8%
Dr. Pepper Snapple Group, Inc.	58,031	5,287,204	1.3%
Mondelez International, Inc., Class A	70,006	3,023,559	0.8%
PepsiCo, Inc.	21,975	2,537,893	0.6%
Philip Morris International, Inc.	75,800	8,902,710	2.2%
OTHER SECURITIES		5,023,097	1.3%
		30,755,261
Energy – 1.5%
Canadian Natural Resources, Ltd.	116,500	3,359,860	0.9%
TOTAL SA	50,824	2,523,258	0.6%
		5,883,118

17

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials – 7.5%
Marsh & McLennan Companies, Inc.	135,800	$10,586,968	2.6%
State Street Corp.	33,542	3,009,724	0.8%
The Bank of New York Mellon Corp.	169,521	8,648,961	2.2%
The PNC Financial Services Group, Inc.	21,025	2,625,392	0.7%
Wells Fargo & Company	59,900	3,319,059	0.8%
OTHER SECURITIES		1,792,358	0.4%
		29,982,462
Health care – 15.8%
Abbott Laboratories	165,594	8,049,524	2.0%
Aetna, Inc.	23,513	3,569,979	0.9%
Anthem, Inc.	14,800	2,784,324	0.7%
Becton, Dickinson and Company	40,426	7,887,517	2.0%
Cigna Corp.	19,249	3,222,090	0.8%
Danaher Corp.	70,127	5,918,018	1.5%
Humana, Inc.	18,425	4,433,424	1.1%
PerkinElmer, Inc.	110,235	7,511,413	1.9%
Thermo Fisher Scientific, Inc.	22,952	4,004,435	1.0%
UnitedHealth Group, Inc.	26,600	4,932,172	1.2%
Zoetis, Inc. (D)	90,251	5,629,857	1.4%
OTHER SECURITIES		5,374,258	1.3%
		63,317,011
Industrials – 4.2%
Johnson Controls International PLC	111,971	4,855,063	1.2%
Roper Technologies, Inc.	12,830	2,970,530	0.8%
OTHER SECURITIES		8,866,440	2.2%
		16,692,033
Information technology – 11.8%
Alphabet, Inc., Class C (I)	9,046	8,220,372	2.0%
Apple, Inc.	15,500	2,232,310	0.6%
Fidelity National Information Services, Inc.	41,337	3,530,180	0.9%
Fiserv, Inc. (I)	75,328	9,215,628	2.3%
Mastercard, Inc., Class A (D)	29,037	3,526,544	0.9%
Microsoft Corp.	125,000	8,616,250	2.1%
Visa, Inc., Class A	101,400	9,509,292	2.4%
OTHER SECURITIES		2,533,758	0.6%
		47,384,334
Materials – 0.5%		2,139,076	0.5%
Real estate – 1.8%
American Tower Corp.	23,100	3,056,592	0.8%
SBA Communications Corp. (I)	30,271	4,083,540	1.0%
		7,140,132
Utilities – 1.9%
PG&E Corp.	101,238	6,719,166	1.7%
OTHER SECURITIES		1,005,005	0.2%
		7,724,171
TOTAL COMMON STOCKS (Cost $204,126,236)		$247,487,050
PREFERRED SECURITIES – 3.4%
Financials – 0.5%		2,132,371	0.5%
Health care – 1.0%
Becton, Dickinson and Company, 6.125%	71,059	3,892,612	1.0%
Real estate – 0.6%
American Tower Corp., 5.500%	19,073	2,312,220	0.6%
Utilities – 1.3%		5,257,030	1.3%
TOTAL PREFERRED SECURITIES (Cost $12,321,180)		$13,594,233
CORPORATE BONDS – 20.1%
Consumer discretionary – 4.8%		19,269,454	4.8%
Consumer staples – 1.2%		4,908,737	1.2%
CORPORATE BONDS (continued)
Energy – 1.6%		$6,351,490	1.6%
Financials – 1.6%		6,401,501	1.6%
Health care – 3.6%
HCA, Inc. 6.500%, 02/15/2020	$2,140,000	2,335,275	0.6%
OTHER SECURITIES		12,027,728	3.0%
		14,363,003
Industrials – 0.8%		3,273,409	0.8%
Information technology – 2.1%
Microsoft Corp. 3.300%, 02/06/2027	3,325,000	3,418,775	0.9%
NXP BV 3.750%, 06/01/2018 (S)	2,425,000	2,461,375	0.6%
OTHER SECURITIES		2,570,023	0.6%
		8,450,173
Materials – 0.6%		2,227,413	0.6%
Real estate – 1.4%		5,550,149	1.4%
Telecommunication services – 1.1%		4,436,466	1.1%
Utilities – 1.3%		5,130,804	1.3%
TOTAL CORPORATE BONDS (Cost $79,150,147)		$80,362,599
TERM LOANS (M) – 1.3%
Consumer discretionary – 0.2%		646,298	0.2%
Consumer staples – 0.0%		91,396	0.0%
Energy – 0.1%		444,375	0.1%
Financials – 0.6%		2,196,014	0.6%
Health care – 0.3%		1,353,937	0.3%
Industrials – 0.1%		554,813	0.1%
Information technology – 0.0%		74,625	0.0%
TOTAL TERM LOANS (Cost $5,359,625)		$5,361,458
ASSET BACKED SECURITIES – 0.2%
TOTAL ASSET BACKED SECURITIES (Cost $882,213)		$894,663
SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust, 1.1508% (W)(Y)	66,092	661,307	0.2%
TOTAL SECURITIES LENDING COLLATERAL (Cost $661,302)		$661,307
SHORT-TERM INVESTMENTS – 13.5%
Money market funds – 12.9%
T. Rowe Price Government Money Fund, 0.9816% (Y)	51,609,088	51,609,088	12.9%
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $2,426,069 on 07/03/2017, collateralized by $2,515,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $2,475,675, including interest)	$2,426,000	2,426,000	0.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $54,035,088)		$54,035,088
Total Investments (Capital Appreciation Value Trust) (Cost $356,535,791) – 100.5%		$402,396,398	100.5%
Other assets and liabilities, net – (0.5%)		(1,920,857)	(0.5)%
TOTAL NET ASSETS – 100.0%		$400,475,541	100.0%

18

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Security Abbreviations and Legend

(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

DERIVATIVES

WRITTEN OPTIONS

Options on securities

Counterparty (OTC)/ Exchange-Traded	Name of issuer	Exercise price	Expiration date	Number of contracts	Notional amount		Premium	Value
Calls
Citigroup Global Markets	Alphabet, Inc., Class C	840.00	Jan 2018	2	USD	200	$8,629	($21,330)
Citigroup Global Markets	Alphabet, Inc., Class C	840.00	Jan 2018	2	USD	200	8,544	(21,330)
Citigroup Global Markets	Alphabet, Inc., Class C	860.00	Jan 2018	2	USD	200	7,294	(18,590)
Citigroup Global Markets	Alphabet, Inc., Class C	860.00	Jan 2018	2	USD	200	7,144	(18,590)
Citigroup Global Markets	Alphabet, Inc., Class C	880.00	Jan 2018	3	USD	300	11,556	(24,180)
Citigroup Global Markets	Alphabet, Inc., Class C	880.00	Jan 2018	4	USD	400	15,037	(32,240)
Citigroup Global Markets	Alphabet, Inc., Class C	880.00	Jan 2018	2	USD	200	6,134	(16,120)
Citigroup Global Markets	Alphabet, Inc., Class C	880.00	Jan 2018	2	USD	200	5,944	(16,120)
Citigroup Global Markets	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	7,314	(13,770)
Citigroup Global Markets	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	5,094	(13,770)
Citigroup Global Markets	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	4,844	(13,770)
Citigroup Global Markets	Alphabet, Inc., Class C	900.00	Jan 2018	3	USD	300	10,161	(20,655)
Citigroup Global Markets	Alphabet, Inc., Class C	920.00	Jan 2018	3	USD	300	8,256	(17,550)
Citigroup Global Markets	Alphabet, Inc., Class C	920.00	Jan 2018	4	USD	400	10,388	(23,400)
Citigroup Global Markets	Alphabet, Inc., Class C	920.00	Jan 2018	2	USD	200	6,154	(11,700)
Citigroup Global Markets	Alphabet, Inc., Class C	920.00	Jan 2018	3	USD	300	8,481	(17,550)
Citigroup Global Markets	Alphabet, Inc., Class C	940.00	Jan 2018	3	USD	300	7,063	(14,925)
Citigroup Global Markets	Alphabet, Inc., Class C	940.00	Jan 2018	3	USD	300	6,441	(14,925)
Citigroup Global Markets	Alphabet, Inc., Class C	940.00	Jan 2018	2	USD	200	5,174	(9,950)
Citigroup Global Markets	Alphabet, Inc., Class C	940.00	Jan 2018	4	USD	400	9,388	(19,900)
Deutsche Bank AG London	Alphabet, Inc., Class C	880.00	Jan 2018	3	USD	300	9,783	(24,180)
Deutsche Bank AG London	Alphabet, Inc., Class C	900.00	Jan 2018	3	USD	300	10,431	(20,655)
Deutsche Bank AG London	Alphabet, Inc., Class C	900.00	Jan 2018	4	USD	400	13,148	(27,540)
Deutsche Bank AG London	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	7,914	(13,770)
Deutsche Bank AG London	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	5,471	(13,770)
Deutsche Bank AG London	Alphabet, Inc., Class C	920.00	Jan 2018	2	USD	200	6,734	(11,700)
Deutsche Bank AG London	Alphabet, Inc., Class C	920.00	Jan 2018	2	USD	200	4,557	(11,700)
Deutsche Bank AG London	Alphabet, Inc., Class C	920.00	Jan 2018	2	USD	200	5,974	(11,700)
Deutsche Bank AG London	Alphabet, Inc., Class C	920.00	Jan 2018	3	USD	300	9,501	(17,550)
Deutsche Bank AG London	Alphabet, Inc., Class C	940.00	Jan 2018	2	USD	200	5,694	(9,950)
Deutsche Bank AG London	Alphabet, Inc., Class C	940.00	Jan 2018	2	USD	200	4,914	(9,950)
Deutsche Bank AG London	Alphabet, Inc., Class C	940.00	Jan 2018	3	USD	300	7,821	(14,925)
Citigroup Global Markets	Amazon.com, Inc.	1000.00	Jan 2018	5	USD	500	23,874	(31,013)
Deutsche Bank AG London	Amazon.com, Inc.	1080.00	Jan 2018	8	USD	800	37,550	(27,340)
Deutsche Bank AG London	Amazon.com, Inc.	1100.00	Jan 2018	8	USD	800	32,548	(23,602)
Deutsche Bank AG London	Amazon.com, Inc.	1000.00	Jan 2018	6	USD	600	28,498	(37,215)
Deutsche Bank AG London	Amazon.com, Inc.	950.00	Jan 2018	5	USD	500	22,260	(43,350)
Deutsche Bank AG London	Amazon.com, Inc.	950.00	Jan 2018	5	USD	500	23,161	(43,350)
Deutsche Bank AG London	Amazon.com, Inc.	950.00	Jan 2018	4	USD	400	21,250	(34,680)
Deutsche Bank AG London	Amazon.com, Inc.	950.00	Jan 2018	5	USD	500	24,162	(43,350)
Citigroup Global Markets	American Tower Corp.	115.00	Jan 2018	37	USD	3,700	14,134	(71,695)
Citigroup Global Markets	American Tower Corp.	120.00	Jan 2018	37	USD	3,700	10,064	(56,777)
Citigroup Global Markets	Apple, Inc.	175.00	Jan 2018	58	USD	5,800	20,320	(8,678)
Citigroup Global Markets	Apple, Inc.	180.00	Jan 2018	59	USD	5,900	15,380	(6,340)
Citigroup Global Markets	Biogen, Inc.	350.00	Jan 2018	9	USD	900	9,214	(1,508)

19

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Counterparty (OTC)/ Exchange-Traded	Name of issuer	Exercise price	Expiration date	Number of contracts	Notional amount		Premium	Value
Citigroup Global Markets	Biogen, Inc.	350.00	Jan 2018	5	USD	500	$6,132	($838)
Citigroup Global Markets	Danaher Corp.	90.00	Jan 2018	20	USD	2,000	3,816	(3,350)
Citigroup Global Markets	Danaher Corp.	90.00	Jan 2018	6	USD	600	1,043	(1,005)
Deutsche Bank AG London	Danaher Corp.	90.00	Jan 2018	56	USD	5,600	11,666	(9,381)
Deutsche Bank AG London	Danaher Corp.	90.00	Jan 2018	40	USD	4,000	8,276	(6,700)
Deutsche Bank AG London	Danaher Corp.	90.00	Jan 2018	121	USD	12,100	22,482	(20,269)
Citigroup Global Markets	Mastercard, Inc.	120.00	Jan 2018	3	USD	300	1,514	(2,324)
Citigroup Global Markets	Mastercard, Inc.	120.00	Jan 2018	1	USD	100	504	(775)
Citigroup Global Markets	Mastercard, Inc.	125.00	Jan 2018	3	USD	300	1,044	(1,560)
Credit Suisse	PNC Financial Services Group	135.00	Jan 2018	40	USD	4,000	20,568	(12,820)
Credit Suisse	PNC Financial Services Group	135.00	Jan 2018	39	USD	3,900	20,236	(12,500)
RBC Capital Markets	PNC Financial Services Group	135.00	Jan 2018	33	USD	3,300	9,133	(10,577)
Merrill Lynch	The Boeing Company	175.00	Jan 2018	89	USD	8,900	49,043	(234,031)
RBC Capital Markets	Unitedhealth Group, Inc.	180.00	Jan 2018	47	USD	4,700	23,909	(63,803)
RBC Capital Markets	Unitedhealth Group, Inc.	180.00	Jan 2018	17	USD	1,700	9,524	(23,078)
RBC Capital Markets	Unitedhealth Group, Inc.	180.00	Jan 2018	9	USD	900	5,237	(12,218)
RBC Capital Markets	Unitedhealth Group, Inc.	180.00	Jan 2018	25	USD	2,500	14,557	(33,938)
Citigroup Global Markets	Visa, Inc.	90.00	Jan 2018	96	USD	9,600	36,192	(73,200)
Citigroup Global Markets	Visa, Inc.	90.00	Jan 2018	47	USD	4,700	21,244	(35,838)
Citigroup Global Markets	Visa, Inc.	90.00	Jan 2018	34	USD	3,400	9,758	(25,925)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	37	USD	3,700	7,561	(4,943)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	18	USD	1,800	3,213	(2,405)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	9	USD	900	1,630	(1,202)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	9	USD	900	1,610	(1,202)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	28	USD	2,800	5,151	(3,741)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	18	USD	1,800	6,066	(8,460)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	18	USD	1,800	5,976	(8,460)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	79	USD	7,900	18,486	(37,130)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	80	USD	8,000	20,400	(37,600)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	79	USD	7,900	20,935	(37,130)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	67	USD	6,700	25,929	(31,490)
Citigroup Global Markets	Visa, Inc.	110.00	Jan 2019	17	USD	1,700	7,732	(6,964)
Citigroup Global Markets	Visa, Inc.	110.00	Jan 2019	4	USD	400	1,846	(1,639)
Citigroup Global Markets	Visa, Inc.	115.00	Jan 2019	17	USD	1,700	5,545	(4,871)
Citigroup Global Markets	Visa, Inc.	115.00	Jan 2019	4	USD	400	1,343	(1,146)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2019	17	USD	1,700	10,509	(9,350)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2019	4	USD	400	2,451	(2,200)
J.P. Morgan Clearing	Wells Fargo & Co.	65.00	Jan 2018	176	USD	17,600	26,400	(7,839)
Deutsche Bank AG London	Zoetis, Inc.	65.00	Jan 2018	84	USD	8,400	10,783	(18,901)
Deutsche Bank AG London	Zoetis, Inc.	62.50	Jan 2018	84	USD	8,400	18,228	(28,560)
Deutsche Bank AG London	Zoetis, Inc.	60.00	Jan 2018	91	USD	9,100	23,005	(45,045)
Deutsche Bank AG London	Zoetis, Inc.	60.00	Jan 2018	90	USD	9,000	20,718	(44,550)
Goldman Sachs	Zoetis, Inc.	62.50	Jan 2018	25	USD	2,500	5,387	(8,500)
Goldman Sachs	Zoetis, Inc.	62.50	Jan 2018	5	USD	500	1,034	(1,700)
Goldman Sachs	Zoetis, Inc.	62.50	Jan 2018	8	USD	800	1,200	(2,720)
Goldman Sachs	Zoetis, Inc.	62.50	Jan 2018	49	USD	4,900	6,797	(16,660)
Goldman Sachs	Zoetis, Inc.	60.00	Jan 2018	25	USD	2,500	8,103	(12,375)
Goldman Sachs	Zoetis, Inc.	60.00	Jan 2018	5	USD	500	1,564	(2,475)
Goldman Sachs	Zoetis, Inc.	60.00	Jan 2018	8	USD	800	1,640	(3,960)
Goldman Sachs	Zoetis, Inc.	60.00	Jan 2018	49	USD	4,900	9,891	(24,255)
							$1,090,408	(1,978,256)
Exchange-Traded	Mastercard, Inc.	120.00	Jan 2018	2	USD	200	$898	($1,585)
							$898	($1,585)
							$1,091,306	($1,979,841)

Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

20

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Strategy Trust

	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (G) – 100.0%
Equity – 71.0%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	142,419,081	$2,650,419,097	71.0%
Fixed income – 29.0%
Bond, Series NAV (JHAM) (A)(1)	79,418,001	1,084,055,718	29.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,460,070,623)		$3,734,474,815
COMMON STOCKS – 0.0%
Consumer discretionary – 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6	2	0.0%
Consumer staples – 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	504	0.0%
Financials – 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0	0.0%
SRH NV (I)	1,920	0	0.0%
Health care – 0.0%
MedCath Corp. (I)	500	250	0.0%
Industrials – 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	62	0.0%
Materials – 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0	0.0%
Timminco, Ltd. (I)	300	0	0.0%
TOTAL COMMON STOCKS (Cost $99,056)		$818
Total Investments (Core Strategy Trust) (Cost $3,460,169,679) – 100.0%		$3,734,475,633	100.0%
Other assets and liabilities, net – 0.0%		6,628	0.0%
TOTAL NET ASSETS – 100.0%		$3,734,482,261	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing security.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Emerging Markets Value Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 96.2%
Australia – 0.0%		$14,755	0.0%
Brazil – 4.0%
Petroleo Brasileiro SA (I)	739,442	2,946,251	0.5%
Petroleo Brasileiro SA, ADR (I)	239,046	1,783,283	0.3%
Petroleo Brasileiro SA, ADR (I)	183,294	1,464,519	0.2%
Vale SA	703,920	6,161,876	1.0%
OTHER SECURITIES		13,585,665	2.0%
		25,941,594
Chile – 1.2%		7,844,522	1.2%
China – 13.6%
Agricultural Bank of China, Ltd., H Shares	5,914,000	2,795,067	0.4%
Bank of China, Ltd., H Shares	15,902,694	7,798,155	1.2%
China Construction Bank Corp., H Shares	26,089,000	20,288,014	3.2%
China Petroleum & Chemical Corp., ADR	69,045	5,426,937	0.9%
China Petroleum & Chemical Corp., H Shares	682,000	534,007	0.1%
CNOOC, Ltd.	3,035,000	3,330,124	0.5%
Industrial & Commercial Bank of China, Ltd., H Shares	18,879,000	12,741,111	2.0%
PetroChina Company, Ltd., H Shares	5,016,000	3,068,642	0.5%
OTHER SECURITIES		31,711,549	4.8%
		87,693,606
Colombia – 0.5%		2,981,640	0.5%
Czech Republic – 0.3%		1,711,345	0.3%
Greece – 0.1%		499,199	0.1%
Hong Kong – 3.4%
China Overseas Land & Investment, Ltd.	868,000	2,540,266	0.4%
China Unicom Hong Kong, Ltd. (I)	702,000	1,042,029	0.2%
China Unicom Hong Kong, Ltd., ADR (I)	133,772	2,001,229	0.3%
OTHER SECURITIES		16,428,191	2.5%
		22,011,715
Hungary – 0.4%		2,546,502	0.4%
India – 12.7%
Axis Bank, Ltd.	450,521	3,614,218	0.6%
Bharti Airtel, Ltd.	555,095	3,271,471	0.5%
ICICI Bank, Ltd.	954,546	4,294,803	0.7%
Reliance Industries, Ltd., GDR (S)	273,753	11,600,192	1.8%
Tata Motors, Ltd.	504,555	3,373,181	0.5%
Vedanta, Ltd.	123,734	475,018	0.1%
Vedanta, Ltd., ADR	173,175	2,687,676	0.4%
Wipro, Ltd.	660,798	2,650,011	0.4%
OTHER SECURITIES		49,934,258	7.7%
		81,900,828
Indonesia – 2.8%
Bank Mandiri Persero Tbk PT	2,734,520	2,621,095	0.4%
OTHER SECURITIES		15,707,356	2.4%
		18,328,451
Malaysia – 2.8%		18,386,380	2.8%
Malta – 0.0%		59,859	0.0%
Mexico – 4.6%
Cemex SAB de CV, ADR (I)	644,837	6,074,365	1.0%
Grupo Financiero Banorte SAB de CV, Series O	536,136	3,401,670	0.5%
Grupo Mexico SAB de CV, Series B	1,551,117	4,357,956	0.7%
OTHER SECURITIES		15,996,834	2.4%
		29,830,825

21

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Philippines – 1.3%		$8,473,982	1.3%
Poland – 1.7%		10,757,516	1.7%
Russia – 1.8%
Gazprom PJSC, ADR	1,271,335	5,035,344	0.7%
LUKOIL PJSC, ADR	116,601	5,683,258	0.9%
OTHER SECURITIES		1,254,438	0.2%
		11,973,040
South Africa – 6.7%
Barclays Africa Group, Ltd.	231,955	2,550,453	0.4%
MTN Group, Ltd.	683,979	5,962,550	0.9%
Sasol, Ltd.	175,435	4,922,280	0.8%
Sasol, Ltd., ADR	39,180	1,095,081	0.2%
Standard Bank Group, Ltd.	559,677	6,163,530	1.0%
Steinhoff International Holdings NV	743,165	3,807,929	0.6%
OTHER SECURITIES		18,652,028	2.8%
		43,153,851
South Korea – 17.6%
Hana Financial Group, Inc.	81,586	3,222,036	0.5%
Hyundai Motor Company	69,120	9,637,068	1.5%
KB Financial Group, Inc. (L)	12,648	638,601	0.1%
KB Financial Group, Inc., ADR	101,254	5,112,314	0.8%
Kia Motors Corp.	132,363	4,420,352	0.7%
LG Display Company, Ltd., ADR	256,338	4,119,352	0.7%
LG Electronics, Inc.	56,809	3,985,460	0.6%
POSCO	25,671	6,430,382	1.0%
POSCO, ADR	41,892	2,622,020	0.4%
Shinhan Financial Group Company, Ltd., ADR	167,866	7,300,492	1.1%
SK Innovation Company, Ltd.	30,525	4,227,602	0.7%
OTHER SECURITIES		61,905,902	9.5%
		113,621,581
Taiwan – 16.9%
AU Optronics Corp., ADR (L)	570,223	2,600,217	0.4%
Cathay Financial Holding Company, Ltd.	2,013,000	3,313,453	0.5%
China Steel Corp.	4,603,180	3,743,140	0.6%
CTBC Financial Holding Company, Ltd.	7,163,348	4,695,330	0.7%
First Financial Holding Company, Ltd.	4,059,633	2,714,546	0.4%
Fubon Financial Holding Company, Ltd.	2,592,417	4,125,351	0.7%
Hon Hai Precision Industry Company, Ltd.	1,235,310	4,748,521	0.8%
MediaTek, Inc.	320,000	2,737,638	0.4%
Mega Financial Holding Company, Ltd.	3,377,472	2,807,715	0.5%
United Microelectronics Corp.	7,176,794	3,483,194	0.6%
OTHER SECURITIES		74,130,807	11.3%
		109,099,912
Thailand – 2.6%
PTT PCL, Foreign Shares	550,800	5,994,147	0.9%
OTHER SECURITIES		11,059,777	1.7%
		17,053,924
Turkey – 1.2%		7,985,860	1.2%
Ukraine – 0.0%		242,524	0.0%
TOTAL COMMON STOCKS (Cost $580,735,675)		$622,113,411
PREFERRED SECURITIES – 2.8%
Brazil – 2.7%
Petroleo Brasileiro SA (I)	1,362,007	5,085,583	0.8%
Vale SA	1,134,301	9,213,692	1.4%
OTHER SECURITIES		3,251,951	0.5%
		17,551,226
PREFERRED SECURITIES (continued)
Colombia – 0.1%		$661,436	0.1%
India – 0.0%
Vedanta, Ltd. (I)	494,936	63,477	0.0%
Panama – 0.0%		94,575	0.0%
TOTAL PREFERRED SECURITIES (Cost $21,795,705)		$18,370,714
RIGHTS – 0.0%
TOTAL RIGHTS (Cost $0)		$1,785
WARRANTS – 0.0%
TOTAL WARRANTS (Cost $0)		$713
SECURITIES LENDING COLLATERAL – 2.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,481,100	14,819,735	2.3%
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,820,664)		$14,819,735
Total Investments (Emerging Markets Value Trust) (Cost $617,352,044) – 101.3%		$655,306,358	101.3%
Other assets and liabilities, net – (1.3%)		(8,561,760)	(1.3)%
TOTAL NET ASSETS – 100.0%		$646,744,598	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

Equity Income Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 95.8%
Consumer discretionary – 8.1%
Comcast Corp., Class A	585,600	$22,791,552	1.3%
Las Vegas Sands Corp.	295,500	18,879,495	1.1%
Twenty-First Century Fox, Inc., Class B	910,400	25,372,848	1.4%
OTHER SECURITIES		76,394,707	4.3%
		143,438,602
Consumer staples – 6.3%
Archer-Daniels-Midland Company	430,600	17,818,228	1.0%
PepsiCo, Inc.	180,100	20,799,749	1.2%
Tyson Foods, Inc., Class A	291,400	18,250,382	1.0%
Wal-Mart Stores, Inc.	223,100	16,884,208	0.9%
OTHER SECURITIES		38,270,220	2.2%
		112,022,787
Energy – 9.5%
Chevron Corp.	173,100	18,059,523	1.0%
Exxon Mobil Corp.	538,100	43,440,813	2.5%
Occidental Petroleum Corp.	344,500	20,625,215	1.2%
TOTAL SA (L)	643,274	31,936,605	1.8%
OTHER SECURITIES		54,293,133	3.0%
		168,355,289

22

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials – 25.8%
Ameriprise Financial, Inc.	176,200	$22,428,498	1.3%
Citigroup, Inc.	405,100	27,093,088	1.5%
Fifth Third Bancorp	819,900	21,284,604	1.2%
JPMorgan Chase & Co.	692,375	63,283,075	3.6%
Loews Corp.	567,600	26,569,356	1.5%
Marsh & McLennan Companies, Inc.	201,000	15,669,960	0.9%
MetLife, Inc.	518,700	28,497,378	1.6%
Morgan Stanley	831,800	37,065,008	2.1%
Northern Trust Corp.	172,500	16,768,725	0.9%
State Street Corp.	338,200	30,346,686	1.7%
The Bank of New York Mellon Corp.	309,224	15,776,608	0.9%
The PNC Financial Services Group, Inc.	133,900	16,720,093	0.9%
U.S. Bancorp	438,100	22,746,152	1.3%
Wells Fargo & Company	752,400	41,690,484	2.3%
OTHER SECURITIES		71,759,131	4.1%
		457,698,846
Health care – 10.6%
Anthem, Inc.	159,674	30,039,470	1.7%
Bristol-Myers Squibb Company	287,725	16,032,037	0.9%
Gilead Sciences, Inc.	258,100	18,268,318	1.0%
Johnson & Johnson	274,000	36,247,460	2.1%
Medtronic PLC	212,200	18,832,750	1.1%
Merck & Company, Inc.	265,550	17,019,100	1.0%
Pfizer, Inc.	808,735	27,165,409	1.5%
OTHER SECURITIES		24,062,616	1.3%
		187,667,160
Industrials – 10.4%
Emerson Electric Company	283,300	16,890,346	0.9%
General Electric Company	822,300	22,210,323	1.2%
Illinois Tool Works, Inc.	149,500	21,415,875	1.2%
Johnson Controls International PLC	679,132	29,447,167	1.7%
The Boeing Company	171,700	33,953,675	1.9%
United Parcel Service, Inc., Class B	180,100	19,917,259	1.1%
OTHER SECURITIES		41,141,933	2.4%
		184,976,578
Information technology – 9.6%
Applied Materials, Inc.	451,000	18,630,810	1.0%
Cisco Systems, Inc.	685,000	21,440,500	1.2%
Harris Corp.	231,724	25,276,454	1.4%
Microsoft Corp.	513,125	35,369,706	2.0%
QUALCOMM, Inc.	484,200	26,737,524	1.5%
OTHER SECURITIES		42,696,353	2.5%
		170,151,347
Materials – 4.9%
E.I. du Pont de Nemours & Company	373,400	30,137,114	1.7%
International Paper Company	319,000	18,058,590	1.0%
OTHER SECURITIES		39,642,336	2.2%
		87,838,040
Real estate – 2.1%		37,395,616	2.1%
Telecommunication services – 2.9%
Verizon Communications, Inc.	718,285	32,078,608	1.8%
OTHER SECURITIES		19,021,018	1.1%
		51,099,626
Utilities – 5.6%
Edison International	214,500	16,771,755	0.9%
NiSource, Inc.	712,400	18,066,464	1.0%
PG&E Corp.	343,400	22,791,458	1.3%
OTHER SECURITIES		42,078,595	2.4%
		99,708,272
TOTAL COMMON STOCKS (Cost $1,315,656,170)		$1,700,352,163
PREFERRED SECURITIES – 1.9%
Health care – 0.7%		$12,454,616	0.7%
Utilities – 1.2%		21,514,783	1.2%
TOTAL PREFERRED SECURITIES (Cost $31,084,287)		$33,969,399
CORPORATE BONDS – 0.2%
Information technology – 0.2%		2,949,200	0.2%
TOTAL CORPORATE BONDS (Cost $2,488,808)		$2,949,200
SECURITIES LENDING COLLATERAL – 2.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	4,682,139	46,849,017	2.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $46,851,731)		$46,849,017
SHORT-TERM INVESTMENTS – 2.0%
Money market funds – 2.0%
T. Rowe Price Government Money Fund, 0.9816% (Y)	31,016,190	31,016,190	1.8%
OTHER SECURITIES		3,765,519	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $34,781,709)		$34,781,709
Total Investments (Equity Income Trust) (Cost $1,430,862,705) – 102.5%		$1,818,901,488	102.5%
Other assets and liabilities, net – (2.5%)		(44,465,096)	(2.5)%
TOTAL NET ASSETS – 100.0%		$1,774,436,392	100.0%

Security Abbreviations and Legend

(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

Financial Industries Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 92.7%
Financials – 89.1%
1st Source Corp.	41,178	$1,974,073	0.9%
Affiliated Managers Group, Inc.	20,448	3,391,505	1.5%
Altamir	89,116	1,658,212	0.8%
Ameris Bancorp	48,740	2,349,268	1.1%
Aon PLC	28,480	3,786,416	1.7%
Assured Guaranty, Ltd.	112,002	4,674,963	2.1%
Bank of America Corp.	218,212	5,293,823	2.4%
Bank of Ireland (I)	8,342,203	2,191,488	1.0%
Bankinter SA	284,026	2,620,126	1.2%
Berkshire Hathaway, Inc., Class B (I)	34,826	5,898,480	2.7%
BNP Paribas SA	38,492	2,771,143	1.3%
Capital One Financial Corp.	57,657	4,763,621	2.2%
Chemical Financial Corp.	46,442	2,248,257	1.0%
Chubb, Ltd.	40,223	5,847,619	2.6%
Citigroup, Inc.	50,515	3,378,443	1.5%
Citizens Financial Group, Inc.	155,990	5,565,723	2.5%
Close Brothers Group PLC	98,253	1,932,604	0.9%
CNO Financial Group, Inc.	166,675	3,480,174	1.6%
Comerica, Inc.	77,032	5,641,824	2.5%
Danske Bank A/S	122,774	4,723,492	2.1%
Discover Financial Services	79,783	4,961,705	2.2%
First Hawaiian, Inc.	53,186	1,628,555	0.7%

23

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
First Merchants Corp.	54,530	$2,188,834	1.0%
Glacier Bancorp, Inc.	89,840	3,289,042	1.5%
Great Western Bancorp, Inc.	44,081	1,798,946	0.8%
Intermediate Capital Group PLC	178,428	1,934,941	0.9%
Invesco, Ltd.	124,521	4,381,894	2.0%
James River Group Holdings, Ltd.	62,793	2,494,766	1.1%
JPMorgan Chase & Co.	65,392	5,976,829	2.7%
KeyCorp	239,089	4,480,528	2.0%
Kinsale Capital Group, Inc.	56,731	2,116,634	1.0%
Lincoln National Corp.	80,868	5,465,059	2.5%
M&T Bank Corp.	24,599	3,983,808	1.8%
Marsh & McLennan Companies, Inc.	35,258	2,748,714	1.2%
MB Financial, Inc.	43,471	1,914,463	0.9%
Regions Financial Corp.	399,796	5,853,013	2.6%
Schroders PLC	54,013	2,184,065	1.0%
SunTrust Banks, Inc.	99,716	5,655,892	2.6%
SVB Financial Group (I)	33,051	5,810,035	2.6%
The Blackstone Group LP (L)	64,860	2,163,081	1.0%
The Hartford Financial Services Group, Inc.	60,104	3,159,667	1.4%
The PNC Financial Services Group, Inc.	21,065	2,630,387	1.2%
TriCo Bancshares	53,715	1,888,082	0.9%
U.S. Bancorp	115,581	6,000,966	2.7%
Union Bankshares Corp.	59,297	2,010,168	0.9%
Wells Fargo & Company	70,794	3,922,696	1.8%
Zions Bancorporation	124,510	5,467,234	2.5%
OTHER SECURITIES		27,010,853	12.0%
		197,312,111
Real estate – 3.6%
Prologis, Inc.	52,756	3,093,612	1.4%
OTHER SECURITIES		4,882,899	2.2%
		7,976,511
TOTAL COMMON STOCKS (Cost $171,484,936)		$205,288,622
PREFERRED SECURITIES – 0.2%
Financials – 0.2%		466,617	0.2%
TOTAL PREFERRED SECURITIES (Cost $483,267)		$466,617
CORPORATE BONDS – 1.1%
Financials – 1.1%		2,461,850	1.1%
TOTAL CORPORATE BONDS (Cost $2,368,291)		$2,461,850
SECURITIES LENDING COLLATERAL – 0.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	125,376	1,254,499	0.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,254,571)		$1,254,499
SHORT-TERM INVESTMENTS – 6.1%
U.S. Government Agency – 5.3%
Federal Home Loan Bank Discount Note 0.650%, 07/03/2017*	$11,605,000	11,605,000	5.3%
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $1,841,052 on 07/03/2017, collateralized by $1,910,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $1,880,135, including interest)	1,841,000	1,841,000	0.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,445,581)		$13,446,000
Total Investments (Financial Industries Trust) (Cost $189,036,646) – 100.7%		$222,917,588	100.7%
Other assets and liabilities, net – (0.7%)		(1,593,679)	(0.7)%
TOTAL NET ASSETS – 100.0%		$221,323,909	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Fundamental All Cap Core Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 98.4%
Consumer discretionary – 22.4%
Amazon.com, Inc. (I)	119,373	$115,553,064	6.7%
CarMax, Inc. (I)	277,208	17,480,736	1.0%
Group 1 Automotive, Inc.	408,428	25,861,661	1.5%
Lennar Corp., A Shares	782,628	41,729,725	2.4%
NVR, Inc. (I)	14,723	35,491,411	2.1%
Polaris Industries, Inc.	997,927	92,038,807	5.4%
Tempur Sealy International, Inc. (I)	1,048,618	55,985,715	3.3%
		384,141,119
Consumer staples – 6.9%
Anheuser-Busch InBev SA, ADR	170,700	18,838,452	1.1%
Danone SA	408,283	30,644,715	1.8%
Diageo PLC, ADR	140,093	16,787,344	1.0%
The Procter & Gamble Company	592,815	51,663,827	3.0%
		117,934,338
Energy – 5.8%
Kinder Morgan, Inc.	1,759,242	33,707,077	2.0%
National Oilwell Varco, Inc.	778,365	25,639,343	1.5%
Schlumberger, Ltd.	354,970	23,371,225	1.3%
Suncor Energy, Inc.	590,520	17,243,184	1.0%
		99,960,829
Financials – 25.3%
Affiliated Managers Group, Inc.	454,497	75,382,872	4.4%
American Express Company	236,437	19,917,453	1.2%
Bank of America Corp.	3,220,897	78,138,961	4.5%
BlackRock, Inc.	88,191	37,252,760	2.2%
Citigroup, Inc.	1,183,829	79,174,484	4.6%
FactSet Research Systems, Inc.	51,597	8,574,389	0.5%
Morgan Stanley	1,350,532	60,179,706	3.5%
The Goldman Sachs Group, Inc.	344,210	76,380,199	4.4%
		435,000,824
Health care – 7.6%
Allergan PLC	110,322	26,818,175	1.6%
Amgen, Inc.	307,959	53,039,779	3.1%
Novartis AG, ADR	608,959	50,829,808	2.9%
		130,687,762
Industrials – 5.3%
IHS Markit, Ltd. (I)	723,050	31,843,122	1.8%
Regal Beloit Corp.	208,086	16,969,413	1.0%
Sensata Technologies Holding NV (I)	445,236	19,020,482	1.1%
The Manitowoc Company, Inc. (I)	608,832	3,659,080	0.2%
United Rentals, Inc. (I)	40,883	4,607,923	0.3%
Welbilt, Inc. (I)	608,832	11,476,483	0.7%

24

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
WESCO International, Inc. (I)	73,310	$4,200,663	0.2%
		91,777,166
Information technology – 21.4%
Alphabet, Inc., Class A (I)	86,492	80,409,883	4.7%
Apple, Inc.	748,585	107,811,212	6.3%
Facebook, Inc., Class A (I)	455,192	68,724,888	4.0%
QUALCOMM, Inc.	396,412	21,889,871	1.3%
Twitter, Inc. (I)	2,497,524	44,630,754	2.6%
Workday, Inc., Class A (I)	447,007	43,359,679	2.5%
		366,826,287
Materials – 1.8%
Louisiana-Pacific Corp. (I)	1,269,197	30,600,340	1.8%
Real estate – 1.9%
American Tower Corp.	251,439	33,270,408	1.9%
TOTAL COMMON STOCKS (Cost $1,354,429,728)		$1,690,199,073
SHORT-TERM INVESTMENTS – 3.0%
U.S. Government Agency – 2.7%
Federal Home Loan Bank Discount Note 0.500%, 07/03/2017*	$47,089,000	47,089,000	2.7%
Repurchase agreement – 0.3%
Barclays Tri-Party Repurchase Agreement dated 06/30/2017 at 1.050% to be repurchased at $2,188,191 on 07/03/2017, collateralized by $2,224,300 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $2,231,986, including interest)	2,188,000	2,188,000	0.1%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $2,704,077 on 07/03/2017, collateralized by $2,805,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $2,761,141, including interest)	2,704,000	2,704,000	0.2%
		4,892,000
TOTAL SHORT-TERM INVESTMENTS (Cost $51,979,498)		$51,981,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,406,409,226) – 101.4%		$1,742,180,073	101.4%
Other assets and liabilities, net – (1.4%)		(24,783,478)	(1.4)%
TOTAL NET ASSETS – 100.0%		$1,717,396,595	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Fundamental Large Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 99.2%
Consumer discretionary – 9.6%
Group 1 Automotive, Inc.	138,594	$8,775,772	1.1%
Lennar Corp., A Shares	322,942	17,219,267	2.1%
COMMON STOCKS (continued)
Consumer discretionary (continued)
McDonald’s Corp.	84,763	$12,982,301	1.6%
NVR, Inc. (I)	4,628	11,156,303	1.3%
Tempur Sealy International, Inc. (I)	232,267	12,400,735	1.5%
Twenty-First Century Fox, Inc., Class A	581,169	16,470,329	2.0%
		79,004,707
Consumer staples – 8.6%
Anheuser-Busch InBev SA, ADR	114,751	12,663,920	1.6%
Danone SA	124,552	9,348,566	1.1%
Heineken Holding NV	115,420	10,579,395	1.3%
Imperial Brands PLC	216,684	9,737,155	1.2%
Philip Morris International, Inc.	132,803	15,597,712	1.9%
The Procter & Gamble Company	144,751	12,615,050	1.5%
		70,541,798
Energy – 11.5%
Chevron Corp.	156,125	16,288,521	2.0%
Exxon Mobil Corp.	335,338	27,071,837	3.3%
Kinder Morgan, Inc.	910,470	17,444,605	2.1%
National Oilwell Varco, Inc.	336,945	11,098,968	1.3%
Schlumberger, Ltd.	170,277	11,211,038	1.4%
Suncor Energy, Inc.	380,305	11,104,906	1.4%
		94,219,875
Financials – 32.0%
Affiliated Managers Group, Inc.	112,389	18,640,840	2.3%
American Express Company	257,524	21,693,822	2.6%
American International Group, Inc.	189,945	11,875,361	1.4%
Bank of America Corp.	1,632,302	39,599,647	4.8%
CIT Group, Inc.	337,484	16,435,471	2.0%
Citigroup, Inc.	600,434	40,157,026	4.9%
Invesco, Ltd.	282,515	9,941,703	1.2%
JPMorgan Chase & Co.	413,101	37,757,431	4.6%
Morgan Stanley	682,706	30,421,379	3.7%
The Goldman Sachs Group, Inc.	165,249	36,668,753	4.5%
		263,191,433
Health care – 12.7%
Allergan PLC	71,437	17,365,620	2.1%
Amgen, Inc.	45,454	7,828,542	1.0%
Danaher Corp.	98,079	8,276,887	1.0%
Gilead Sciences, Inc.	147,153	10,415,489	1.3%
Medtronic PLC	203,554	18,065,420	2.2%
Merck & Company, Inc.	210,607	13,497,803	1.6%
Novartis AG, ADR	237,304	19,807,765	2.4%
Patterson Companies, Inc.	183,747	8,626,922	1.1%
		103,884,448
Industrials – 10.6%
General Electric Company	608,872	16,445,633	2.0%
L3 Technologies, Inc.	49,322	8,240,720	1.0%
Nielsen Holdings PLC	188,459	7,285,825	0.9%
Union Pacific Corp.	193,928	21,120,698	2.6%
United Rentals, Inc. (I)	106,588	12,013,533	1.4%
United Technologies Corp.	180,527	22,044,152	2.7%
		87,150,561
Information technology – 14.2%
Apple, Inc.	263,596	37,963,096	4.6%
Cisco Systems, Inc.	253,180	7,924,534	1.0%
eBay, Inc. (I)	602,708	21,046,563	2.5%
Microsoft Corp.	259,205	17,867,001	2.2%
Oracle Corp.	301,089	15,096,602	1.8%
QUALCOMM, Inc.	308,452	17,032,719	2.1%
		116,930,515
TOTAL COMMON STOCKS (Cost $720,494,706)		$814,923,337

25

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS – 1.7%
U.S. Government Agency – 1.5%
Federal Home Loan Bank Discount Note 0.574%, 07/03/2017*	$12,453,000	$12,453,000	1.5%
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $761,022 on 07/03/2017, collateralized by $790,000 U.S. Treasury Notes, 1.375% due 05/31/2021 (valued at $780,840, including interest)	761,000	761,000	0.1%
OTHER SECURITIES		578,000	0.1%
		1,339,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,791,603)		$13,792,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $734,286,309) – 100.9%		$828,715,337	100.9%
Other assets and liabilities, net – (0.9%)		(6,991,656)	(0.9)%
TOTAL NET ASSETS – 100.0%		$821,723,681	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Global Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 95.5%
Canada – 2.5%		$5,852,198	2.5%
China – 3.4%
Baidu, Inc., ADR (I)	16,160	2,890,378	1.2%
China Life Insurance Company, Ltd., H Shares	979,710	2,994,050	1.3%
OTHER SECURITIES		2,188,291	0.9%
		8,072,719
France – 5.2%
AXA SA	132,235	3,621,045	1.5%
BNP Paribas SA	43,238	3,112,828	1.3%
Credit Agricole SA	174,838	2,816,358	1.2%
Sanofi	24,574	2,354,685	1.0%
OTHER SECURITIES		317,349	0.2%
		12,222,265
Germany – 4.9%
Innogy SE (S)	82,020	3,228,025	1.4%
Merck KGaA	20,692	2,503,711	1.1%
Siemens AG	17,059	2,346,538	1.0%
OTHER SECURITIES		3,475,239	1.4%
		11,553,513
Hong Kong – 1.5%		3,655,076	1.5%
India – 1.1%
Hero MotoCorp, Ltd.	46,360	2,641,250	1.1%
Ireland – 2.1%
Perrigo Company PLC	32,350	2,443,071	1.0%
OTHER SECURITIES		2,527,825	1.1%
		4,970,896
Israel – 2.1%
Teva Pharmaceutical Industries, Ltd., ADR	150,160	4,988,315	2.1%
COMMON STOCKS (continued)
Italy – 1.4%
Eni SpA	224,262	$3,370,188	1.4%
Japan – 4.3%
Nissan Motor Company, Ltd.	231,950	2,316,005	1.0%
Panasonic Corp.	228,570	3,114,326	1.3%
SoftBank Group Corp.	41,360	3,362,160	1.4%
OTHER SECURITIES		1,414,743	0.6%
		10,207,234
Luxembourg – 0.5%		1,157,760	0.5%
Netherlands – 5.8%
Akzo Nobel NV	33,082	2,877,102	1.2%
Royal Dutch Shell PLC, B Shares	204,205	5,482,200	2.3%
OTHER SECURITIES		5,372,099	2.3%
		13,731,401
Portugal – 1.0%
Galp Energia SGPS SA	158,856	2,407,271	1.0%
Russia – 0.6%		1,369,279	0.6%
Singapore – 2.5%
Singapore Telecommunications, Ltd.	1,315,750	3,715,784	1.6%
OTHER SECURITIES		2,100,938	0.9%
		5,816,722
South Korea – 5.9%
Hyundai Motor Company	23,450	3,269,520	1.4%
KB Financial Group, Inc., ADR	79,678	4,022,942	1.7%
Samsung Electronics Company, Ltd.	3,230	6,727,515	2.8%
		14,019,977
Spain – 0.7%		1,735,390	0.7%
Sweden – 2.0%
Getinge AB, B Shares	121,594	2,381,572	1.0%
Telefonaktiebolaget LM Ericsson, B Shares	325,867	2,343,026	1.0%
		4,724,598
Switzerland – 2.5%
Roche Holding AG	12,842	3,281,323	1.4%
UBS Group AG (I)	148,460	2,524,694	1.1%
		5,806,017
Taiwan – 0.4%		935,835	0.4%
Thailand – 0.8%		1,957,802	0.8%
Turkey – 0.3%		732,711	0.3%
United Kingdom – 9.9%
BAE Systems PLC	359,934	2,971,371	1.3%
BP PLC	552,738	3,190,516	1.4%
HSBC Holdings PLC	359,799	3,342,673	1.4%
Sky PLC	261,019	3,380,510	1.4%
Standard Chartered PLC (I)	414,528	4,198,448	1.8%
OTHER SECURITIES		6,328,627	2.6%
		23,412,145
United States – 34.1%
Allergan PLC	15,948	3,876,799	1.6%
Alphabet, Inc., Class A (I)	4,040	3,755,907	1.6%
American International Group, Inc.	54,670	3,417,968	1.4%
AmerisourceBergen Corp.	26,710	2,524,896	1.1%
Amgen, Inc.	25,580	4,405,643	1.9%
Apple, Inc.	28,440	4,095,929	1.7%
Capital One Financial Corp.	31,060	2,566,177	1.1%
Cardinal Health, Inc.	32,700	2,547,984	1.1%
Citigroup, Inc.	91,280	6,104,806	2.6%
Comcast Corp., Class A	98,180	3,821,166	1.6%
ConocoPhillips	59,440	2,612,982	1.1%
Eli Lilly & Company	30,870	2,540,601	1.1%
Gilead Sciences, Inc.	46,960	3,323,829	1.4%

26

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
JPMorgan Chase & Co.	26,710	$2,441,294	1.0%
Microsoft Corp.	50,190	3,459,597	1.5%
Navistar International Corp. (I)	95,570	2,506,801	1.1%
Oracle Corp.	141,570	7,098,320	3.0%
OTHER SECURITIES		19,555,766	8.2%
		80,656,465
TOTAL COMMON STOCKS (Cost $199,706,893)		$225,997,027
CORPORATE BONDS – 0.6%
United States – 0.6%		1,408,590	0.6%
TOTAL CORPORATE BONDS (Cost $1,297,486)		$1,408,590
SECURITIES LENDING COLLATERAL – 0.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	163,704	1,638,006	0.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,638,083)		$1,638,006
SHORT-TERM INVESTMENTS – 3.8%
U.S. Government Agency – 3.8%
Federal Home Loan Bank Discount Note 0.650%, 07/03/2017*	$9,100,000	9,100,000	3.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $9,099,671)		$9,100,000
Total Investments (Global Trust) (Cost $211,742,133) – 100.6%		$238,143,623	100.6%
Other assets and liabilities, net – (0.6%)		(1,436,634)	(0.6)%
TOTAL NET ASSETS – 100.0%		$236,706,989	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Health Sciences Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 98.7%
Consumer discretionary – 0.1%		$125,775	0.1%
Consumer staples – 1.1%
Walgreens Boots Alliance, Inc.	34,121	2,672,016	0.9%
OTHER SECURITIES		563,219	0.2%
		3,235,235
Health care – 97.5%
AbbVie, Inc.	28,216	2,045,942	0.7%
Acadia Healthcare Company, Inc. (I)	40,200	1,985,076	0.7%
Aetna, Inc.	32,381	4,916,407	1.7%
Agilent Technologies, Inc.	105,600	6,263,136	2.2%
Alexion Pharmaceuticals, Inc. (I)	65,354	7,951,621	2.8%
Alkermes PLC (I)	48,191	2,793,632	1.0%
Allergan PLC	35,260	8,571,353	3.0%
Alnylam Pharmaceuticals, Inc. (I)	33,860	2,700,674	0.9%
COMMON STOCKS (continued)
Health Care (continued)
Amgen, Inc.	18,000	$3,100,140	1.1%
Anthem, Inc.	27,900	5,248,827	1.8%
AstraZeneca PLC, ADR	106,700	3,637,403	1.3%
Becton, Dickinson and Company	56,821	11,086,345	3.9%
Biogen, Inc. (I)	19,355	5,252,173	1.8%
BioMarin Pharmaceutical, Inc. (I)	26,213	2,380,665	0.8%
Bluebird Bio, Inc. (I)	21,744	2,284,207	0.8%
Bristol-Myers Squibb Company	65,744	3,663,256	1.3%
Celgene Corp. (I)	15,532	2,017,141	0.7%
Centene Corp. (I)	68,681	5,486,238	1.9%
Cigna Corp.	46,800	7,833,852	2.7%
Clovis Oncology, Inc. (I)	21,176	1,982,709	0.7%
Danaher Corp.	32,500	2,742,675	1.0%
DaVita, Inc. (I)	32,000	2,072,320	0.7%
Eli Lilly & Company	55,154	4,539,174	1.6%
Gilead Sciences, Inc.	50,467	3,572,054	1.2%
HCA Healthcare, Inc. (I)	55,407	4,831,490	1.7%
Hologic, Inc. (I)	86,600	3,929,908	1.4%
Humana, Inc.	30,431	7,322,307	2.5%
Incyte Corp. (I)	53,700	6,761,367	2.4%
Intuitive Surgical, Inc. (I)	10,714	10,021,554	3.5%
Ironwood Pharmaceuticals, Inc. (I)	121,170	2,287,690	0.8%
Kite Pharma, Inc. (I)	28,854	2,991,294	1.0%
Medtronic PLC	32,893	2,919,254	1.0%
Merck & Company, Inc.	81,200	5,204,108	1.8%
Neurocrine Biosciences, Inc. (I)	75,400	3,468,400	1.2%
Prothena Corp. PLC (I)	37,198	2,013,156	0.7%
Puma Biotechnology, Inc. (I)	38,859	3,396,277	1.2%
Radius Health, Inc. (I)	46,513	2,103,783	0.7%
Regeneron Pharmaceuticals, Inc. (I)	10,900	5,353,426	1.9%
Roche Holding AG	9,487	2,424,069	0.8%
Sage Therapeutics, Inc. (I)	29,863	2,378,289	0.8%
Sanofi	25,313	2,425,489	0.8%
Shire PLC, ADR	32,680	5,401,024	1.9%
Stryker Corp.	44,156	6,127,970	2.1%
TESARO, Inc. (I)	33,310	4,658,737	1.6%
The Cooper Companies, Inc.	8,435	2,019,508	0.7%
Thermo Fisher Scientific, Inc.	31,800	5,548,146	1.9%
UnitedHealth Group, Inc.	87,400	16,205,708	5.6%
Vertex Pharmaceuticals, Inc. (I)	56,772	7,316,208	2.5%
West Pharmaceutical Services, Inc.	20,900	1,975,468	0.7%
OTHER SECURITIES		57,430,374	20.0%
		280,642,024
TOTAL COMMON STOCKS (Cost $227,623,289)		$284,003,034
PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.1%		280,855	0.1%
Health care – 0.5%
Allergan PLC, 5.500%	1,111	964,437	0.3%
Becton, Dickinson and Company, 6.125%	10,507	575,573	0.2%
OTHER SECURITIES		15,953	0.0%
		1,555,963
Information technology – 0.1%		195,356	0.1%
TOTAL PREFERRED SECURITIES (Cost $2,036,363)		$2,032,174
CONVERTIBLE BONDS – 0.2%
Health care – 0.2%
Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/2022	$376,000	503,135	0.2%
TOTAL CONVERTIBLE BONDS (Cost $376,000)		$503,135

27

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

Shares or Principal Amount	Value	% of Net Assets
RIGHTS – 0.0%
TOTAL RIGHTS (Cost $8,750)	$5,250
SHORT-TERM INVESTMENTS – 0.2%
Money market funds – 0.2%	475,649	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $475,649)	$475,649
Total Investments (Health Sciences Trust) (Cost $230,520,051) – 99.8%	$287,019,242	99.8%
Other assets and liabilities, net – 0.2%	695,488	0.2%
TOTAL NET ASSETS – 100.0%	$287,714,730	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.

International Equity Index Trust B

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 95.5%
Australia – 4.8%
Australia & New Zealand Banking Group, Ltd. (L)	99,342	$2,192,641	0.3%
Commonwealth Bank of Australia (L)	58,080	3,694,825	0.5%
Westpac Banking Corp. (L)	113,360	2,654,198	0.4%
OTHER SECURITIES		24,568,067	3.6%
		33,109,731
Austria – 0.2%		1,114,602	0.2%
Belgium – 0.8%
Anheuser-Busch InBev SA	25,516	2,818,210	0.4%
OTHER SECURITIES		2,657,745	0.4%
		5,475,955
Brazil – 1.0%		6,743,224	1.0%
Canada – 6.6%
Canadian National Railway Company	26,000	2,109,593	0.3%
Enbridge, Inc.	55,800	2,222,878	0.3%
Manulife Financial Corp. (O)	67,700	1,269,114	0.2%
Royal Bank of Canada	50,400	3,659,519	0.5%
The Bank of Nova Scotia	41,200	2,478,418	0.4%
The Toronto-Dominion Bank	63,600	3,205,012	0.5%
OTHER SECURITIES		30,665,777	4.4%
		45,610,311
Chile – 0.3%		1,781,496	0.3%
China – 5.5%
Alibaba Group Holding, Ltd., ADR (I)	38,400	5,410,560	0.8%
China Construction Bank Corp., H Shares	2,823,914	2,196,006	0.3%
Tencent Holdings, Ltd.	192,900	6,920,280	1.0%
OTHER SECURITIES		23,566,467	3.4%
		38,093,313
Colombia – 0.1%		759,994	0.1%
Czech Republic – 0.0%		256,405	0.0%
Denmark – 1.2%
Novo Nordisk A/S, B Shares	60,275	2,589,853	0.4%
OTHER SECURITIES		5,723,479	0.8%
		8,313,332
Egypt – 0.0%		187,177	0.0%
Finland – 0.7%		4,893,071	0.7%
France – 6.9%
BNP Paribas SA	38,394	2,764,095	0.4%
LVMH Moet Hennessy Louis Vuitton SE	9,546	2,387,034	0.4%
COMMON STOCKS (continued)
France (continued)
Sanofi	39,689	$3,803,007	0.6%
TOTAL SA (L)	79,551	3,949,478	0.6%
OTHER SECURITIES		35,250,714	4.9%
		48,154,328
Germany – 6.1%
Allianz SE	15,490	3,056,836	0.4%
BASF SE	31,136	2,889,710	0.4%
Bayer AG	27,993	3,628,186	0.5%
Daimler AG	32,692	2,371,112	0.4%
SAP SE	33,276	3,483,051	0.5%
Siemens AG	25,896	3,562,105	0.5%
OTHER SECURITIES		23,335,753	3.4%
		42,326,753
Greece – 0.1%		738,197	0.1%
Hong Kong – 3.1%
AIA Group, Ltd.	404,200	2,957,273	0.4%
China Mobile, Ltd.	206,030	2,184,290	0.3%
OTHER SECURITIES		16,722,938	2.4%
		21,864,501
Hungary – 0.1%		549,357	0.1%
India – 2.1%		14,321,430	2.1%
Indonesia – 0.5%		3,815,627	0.5%
Ireland – 0.4%		2,978,522	0.4%
Israel – 0.4%		3,069,264	0.4%
Italy – 1.4%		9,462,367	1.4%
Japan – 15.9%
Mitsubishi UFJ Financial Group, Inc.	408,500	2,755,352	0.4%
SoftBank Group Corp.	27,600	2,243,608	0.3%
Toyota Motor Corp.	88,280	4,640,306	0.7%
OTHER SECURITIES		100,629,819	14.5%
		110,269,085
Jersey, Channel Islands – 0.0%		299,130	0.0%
Jordan – 0.0%		110,754	0.0%
Luxembourg – 0.2%		1,551,638	0.2%
Macau – 0.1%		591,304	0.1%
Malaysia – 0.6%		3,935,993	0.6%
Malta – 0.0%		70,070	0.0%
Mexico – 0.9%		6,192,399	0.9%
Netherlands – 2.9%
ING Groep NV	132,880	2,293,882	0.3%
Royal Dutch Shell PLC, A Shares	151,647	4,029,085	0.6%
Royal Dutch Shell PLC, B Shares	126,839	3,405,189	0.5%
OTHER SECURITIES		10,418,542	1.5%
		20,146,698
New Zealand – 0.1%		752,983	0.1%
Norway – 0.4%		2,960,779	0.4%
Peru – 0.1%		509,531	0.1%
Philippines – 0.3%		1,825,786	0.3%
Poland – 0.3%		2,075,332	0.3%
Portugal – 0.1%		649,841	0.1%
Romania – 0.0%		99,285	0.0%
Russia – 0.7%		4,901,507	0.7%
Singapore – 0.9%		6,092,809	0.9%
South Africa – 1.5%
Naspers, Ltd., N Shares	14,694	2,893,731	0.4%
OTHER SECURITIES		7,907,331	1.1%
		10,801,062

28

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
South Korea – 3.4%
Samsung Electronics Company, Ltd.	3,325	$6,925,383	1.0%
OTHER SECURITIES		16,830,015	2.4%
		23,755,398
Spain – 2.3%
Banco Santander SA	21,368	129,063	0.0%
Banco Santander SA	495,904	3,292,750	0.5%
OTHER SECURITIES		12,875,918	1.8%
		16,297,731
Sweden – 2.0%		13,705,615	2.0%
Switzerland – 6.1%
Nestle SA	105,023	9,159,862	1.3%
Novartis AG	75,431	6,300,496	0.9%
Roche Holding AG	23,733	6,064,136	0.9%
UBS Group AG (I)	123,141	2,094,122	0.3%
OTHER SECURITIES		18,791,011	2.7%
		42,409,627
Taiwan – 2.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	818,227	5,590,301	0.8%
OTHER SECURITIES		11,984,554	1.7%
		17,574,855
Thailand – 0.5%		3,352,223	0.5%
Turkey – 0.3%		1,821,686	0.3%
United Kingdom – 10.7%
AstraZeneca PLC	42,892	2,873,072	0.4%
BP PLC	661,138	3,816,223	0.6%
British American Tobacco PLC	63,052	4,296,569	0.6%
Diageo PLC	85,439	2,524,887	0.4%
GlaxoSmithKline PLC	165,474	3,522,506	0.5%
HSBC Holdings PLC	671,019	6,228,407	0.9%
Reckitt Benckiser Group PLC	22,589	2,289,929	0.3%
Unilever NV	55,673	3,073,256	0.5%
Unilever PLC	43,575	2,358,198	0.3%
Vodafone Group PLC	903,317	2,565,391	0.4%
OTHER SECURITIES		40,616,246	5.8%
		74,164,684
United States – 0.4%		2,895,527	0.4%
TOTAL COMMON STOCKS (Cost $516,355,812)		$663,432,289
PREFERRED SECURITIES – 1.1%
Brazil – 0.6%		$4,137,748	0.6%
Germany – 0.3%		2,495,830	0.3%
South Korea – 0.2%
Samsung Electronics Company, Ltd.	616	1,004,387	0.2%
OTHER SECURITIES		268,898	0.0%
		1,273,285
Spain – 0.0%		18,052	0.0%
TOTAL PREFERRED SECURITIES (Cost $7,602,517)		$7,924,915
RIGHTS – 0.0%
TOTAL RIGHTS (Cost $12,138)		$11,797
SECURITIES LENDING COLLATERAL – 2.9%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,983,750	19,849,200	2.9%
TOTAL SECURITIES LENDING COLLATERAL (Cost $19,850,249)		$19,849,200
SHORT-TERM INVESTMENTS – 2.1%
Money market funds – 2.1%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.8014% (Y)	14,276,353	14,276,353	2.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $14,276,353)		$14,276,353
Total Investments (International Equity Index Trust B) (Cost $558,097,069) – 101.6%		$705,494,554	101.6%
Other assets and liabilities, net – (1.6%)		(10,816,131)	(1.6)%
TOTAL NET ASSETS – 100.0%		$694,678,423	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(O)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
MINI MSCI Emerging Markets Index Futures	106	Long	Sep 2017	$5,346,356	$5,343,990	($2,366)
MINI MSCI EAFE Index Futures	160	Long	Sep 2017	15,168,526	15,116,800	(51,726)
MSCI Taiwan Index Futures	57	Long	Jul 2017	2,214,727	2,196,210	(18,517)
						($72,609)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

29

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 92.5%
Australia – 4.2%
Amcor, Ltd.	726,083	$9,045,330	2.4%
CSL, Ltd.	36,477	3,871,286	1.0%
OTHER SECURITIES		3,267,900	0.8%
		16,184,516
Brazil – 4.8%
B3 SA – Brasil Bolsa Balcao	1,154,334	6,881,613	1.8%
Banco Bradesco SA, ADR	442,856	3,764,276	1.0%
Cielo SA	873,589	6,486,851	1.7%
OTHER SECURITIES		1,372,014	0.3%
		18,504,754
Canada – 8.4%
Canadian National Railway Company	52,370	4,249,207	1.1%
CGI Group, Inc., Class A (I)	174,701	8,926,348	2.3%
Fairfax Financial Holdings, Ltd.	9,154	3,967,180	1.0%
PrairieSky Royalty, Ltd.	176,072	4,009,413	1.1%
Suncor Energy, Inc.	183,130	5,350,706	1.4%
OTHER SECURITIES		5,690,678	1.5%
		32,193,532
China – 0.9%		3,331,983	0.9%
Denmark – 2.2%
Carlsberg A/S, B Shares	77,490	8,281,003	2.2%
France – 4.1%
Publicis Groupe SA	53,164	3,962,483	1.0%
Schneider Electric SE (I)	83,440	6,412,335	1.7%
OTHER SECURITIES		5,419,117	1.4%
		15,793,935
Germany – 9.6%
Allianz SE	36,439	7,190,965	1.9%
Deutsche Boerse AG	101,194	10,689,156	2.8%
Deutsche Post AG	104,910	3,938,146	1.0%
ProSiebenSat.1 Media SE	103,378	4,336,662	1.1%
SAP SE	100,993	10,571,096	2.8%
		36,726,025
Hong Kong – 3.7%
CK Hutchison Holdings, Ltd.	670,968	8,420,343	2.2%
Galaxy Entertainment Group, Ltd.	954,000	5,790,117	1.5%
		14,210,460
Israel – 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	206,204	6,850,097	1.8%
Italy – 1.0%
Intesa Sanpaolo SpA	1,242,323	3,951,604	1.0%
Japan – 6.1%
Japan Tobacco, Inc.	198,400	6,973,384	1.8%
Kao Corp.	57,300	3,406,963	0.9%
Yahoo Japan Corp.	1,214,700	5,280,576	1.4%
OTHER SECURITIES		7,693,084	2.0%
		23,354,007
Mexico – 3.2%
Fomento Economico Mexicano SAB de CV, ADR	91,062	8,955,037	2.3%
OTHER SECURITIES		3,396,593	0.9%
		12,351,630
Netherlands – 1.8%
Wolters Kluwer NV	99,240	4,197,163	1.1%
OTHER SECURITIES		2,757,167	0.7%
		6,954,330
Singapore – 1.3%
United Overseas Bank, Ltd.	291,200	4,888,852	1.3%
COMMON STOCKS (continued)
South Korea – 2.3%
NAVER Corp.	8,806	$6,455,069	1.7%
OTHER SECURITIES		2,474,392	0.6%
		8,929,461
Spain – 1.5%
Amadeus IT Group SA	94,058	5,622,398	1.5%
Sweden – 3.3%
Investor AB, B Shares	173,193	8,355,962	2.2%
OTHER SECURITIES		4,313,692	1.1%
		12,669,654
Switzerland – 7.1%
Cie Financiere Richemont SA	55,265	4,573,115	1.2%
Julius Baer Group, Ltd. (I)	119,337	6,305,318	1.6%
Roche Holding AG	18,752	4,791,416	1.3%
UBS Group AG (I)	381,367	6,485,484	1.7%
OTHER SECURITIES		4,887,732	1.3%
		27,043,065
Taiwan – 2.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	1,346,000	9,196,159	2.4%
Thailand – 1.7%
Kasikornbank PCL, NVDR	1,102,100	6,434,104	1.7%
Turkey – 1.1%
Akbank TAS	1,435,984	3,999,814	1.1%
United Kingdom – 17.6%
British American Tobacco PLC	123,470	8,413,649	2.2%
Compass Group PLC	338,184	7,138,274	1.9%
Informa PLC	531,968	4,640,052	1.2%
Lloyds Banking Group PLC	6,458,944	5,566,194	1.4%
Next PLC	82,752	4,156,146	1.1%
RELX PLC	502,536	10,863,376	2.8%
Sky PLC	674,797	8,739,432	2.3%
Smith & Nephew PLC	233,770	4,036,878	1.1%
Unilever NV	115,171	6,357,659	1.7%
WPP PLC	211,667	4,457,028	1.2%
OTHER SECURITIES		2,853,996	0.7%
		67,222,684
United States – 2.4%
Broadcom, Ltd.	38,486	8,969,162	2.4%
TOTAL COMMON STOCKS (Cost $299,799,934)		$353,663,229
SHORT-TERM INVESTMENTS – 7.3%
Money market funds – 7.3%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 0.7986% (Y)	27,792,186	27,792,186	7.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $27,792,186)		$27,792,186
Total Investments (International Growth Stock Trust) (Cost $327,592,120) – 99.8%		$381,455,415	99.8%
Other assets and liabilities, net – 0.2%		945,017	0.2%
TOTAL NET ASSETS – 100.0%		$382,400,432	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

30

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 98.5%
Australia – 5.9%
Downer EDI, Ltd.	43,904	$216,266	0.2%
OTHER SECURITIES		7,751,301	5.7%
		7,967,567
Austria – 1.5%
ams AG (I)	4,783	310,378	0.2%
OTHER SECURITIES		1,675,043	1.3%
		1,985,421
Belgium – 1.8%
Ackermans & van Haaren NV	1,580	263,801	0.2%
Umicore SA (L)	4,011	279,010	0.2%
OTHER SECURITIES		1,877,922	1.4%
		2,420,733
Bermuda – 0.2%
Hiscox, Ltd.	16,221	267,835	0.2%
Cambodia – 0.0%		54,624	0.0%
Canada – 8.6%		11,561,609	8.6%
China – 0.1%		86,971	0.1%
Denmark – 2.0%
GN Store Nord A/S	7,647	223,285	0.2%
OTHER SECURITIES		2,476,948	1.8%
		2,700,233
Faroe Islands – 0.1%		82,089	0.1%
Finland – 2.6%
Elisa OYJ	6,236	241,908	0.2%
Huhtamaki OYJ	6,103	240,341	0.2%
Kesko OYJ, A Shares	690	34,389	0.0%
Kesko OYJ, B Shares	3,706	188,517	0.2%
Nokian Renkaat OYJ	5,661	234,329	0.2%
OTHER SECURITIES		2,485,717	1.8%
		3,425,201
France – 5.2%
Ipsen SA	1,857	254,108	0.2%
Lagardere SCA	7,152	225,676	0.2%
Orpea	2,429	270,804	0.2%
Rexel SA	15,436	252,261	0.2%
Rubis SCA (L)	2,775	314,748	0.2%
Teleperformance	3,400	435,956	0.3%
Ubisoft Entertainment SA (I)	6,350	360,498	0.3%
OTHER SECURITIES		4,845,862	3.6%
		6,959,913
Gabon – 0.0%		3,244	0.0%
Georgia – 0.1%		113,323	0.1%
Germany – 6.0%
Freenet AG	8,192	261,347	0.2%
LANXESS AG	3,724	282,430	0.2%
LEG Immobilien AG	2,491	234,476	0.2%
MTU Aero Engines AG	2,479	350,251	0.3%
OSRAM Licht AG	2,844	227,014	0.2%
Rheinmetall AG	2,634	250,714	0.2%
STADA Arzneimittel AG (L)	4,642	329,727	0.3%
OTHER SECURITIES		6,062,743	4.4%
		7,998,702
Gibraltar – 0.0%		40,620	0.0%
Greece – 0.0%		155	0.0%
Guernsey, Channel Islands – 0.0%		4,163	0.0%
Hong Kong – 3.0%		3,977,218	3.0%
Ireland – 0.9%
Kingspan Group PLC	8,650	297,049	0.2%
OTHER SECURITIES		892,108	0.7%
		1,189,157
COMMON STOCKS (continued)
Isle of Man – 0.3%		$426,053	0.3%
Israel – 0.8%		1,046,317	0.8%
Italy – 4.1%
Prysmian SpA	8,789	259,219	0.2%
Unione di Banche Italiane SpA (L)	63,162	272,137	0.2%
OTHER SECURITIES		4,920,581	3.7%
		5,451,937
Japan – 22.8%		30,598,761	22.8%
Jersey, Channel Islands – 0.2%		322,776	0.2%
Liechtenstein – 0.0%		52,998	0.0%
Luxembourg – 0.3%		332,780	0.3%
Macau – 0.0%		23,464	0.0%
Malta – 0.1%		123,359	0.1%
Monaco – 0.0%		54,932	0.0%
Mongolia – 0.0%		7,892	0.0%
Netherlands – 2.2%
Aalberts Industries NV	5,614	223,394	0.2%
OTHER SECURITIES		2,748,881	2.0%
		2,972,275
New Zealand – 0.9%		1,222,339	0.9%
Norway – 0.8%		1,125,740	0.8%
Peru – 0.0%		59,092	0.0%
Portugal – 0.3%		424,957	0.3%
Russia – 0.0%		35,340	0.0%
Singapore – 1.1%		1,507,455	1.1%
South Africa – 0.1%		80,531	0.1%
Spain – 2.3%		3,040,232	2.3%
Sweden – 3.2%		4,243,646	3.2%
Switzerland – 5.0%
Flughafen Zuerich AG	1,355	332,788	0.3%
Georg Fischer AG	265	257,045	0.2%
Helvetia Holding AG	463	265,533	0.2%
Logitech International SA	1,671	61,264	0.1%
Logitech International SA (SIX Swiss Exchange)	5,484	201,794	0.2%
Temenos Group AG (I)	3,524	315,268	0.2%
OTHER SECURITIES		5,199,895	3.8%
		6,633,587
Taiwan – 0.0%		0	0.0%
United Arab Emirates – 0.0%		44,123	0.0%
United Kingdom – 15.7%
BBA Aviation PLC	65,305	261,440	0.2%
Beazley PLC	34,635	220,291	0.2%
Bellway PLC	9,586	371,987	0.3%
Close Brothers Group PLC	11,851	233,107	0.2%
Dialog Semiconductor PLC (I)	5,144	219,779	0.2%
DS Smith PLC	64,440	397,716	0.3%
Electrocomponents PLC	34,806	261,807	0.2%
Halma PLC	21,707	311,071	0.2%
Howden Joinery Group PLC	46,341	245,831	0.2%
Inchcape PLC	25,976	255,342	0.2%
Pennon Group PLC	22,238	238,990	0.2%
Rentokil Initial PLC	92,797	330,225	0.3%
Rightmove PLC	5,015	277,498	0.2%
RPC Group PLC	28,931	283,543	0.2%
Spectris PLC	9,067	298,092	0.2%
Spirax-Sarco Engineering PLC	4,229	294,944	0.2%
OTHER SECURITIES		16,577,752	12.2%
		21,079,415

31

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States – 0.3%		$406,523	0.3%
TOTAL COMMON STOCKS (Cost $116,859,059)		$132,155,302
PREFERRED SECURITIES – 0.3%
Germany – 0.3%		445,348	0.3%
TOTAL PREFERRED SECURITIES (Cost $323,146)		$445,348
RIGHTS – 0.0%
TOTAL RIGHTS (Cost $0)		$3,042
WARRANTS – 0.0%
TOTAL WARRANTS (Cost $0)		$14
SECURITIES LENDING COLLATERAL – 9.4%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,257,769	12,585,115	9.4%
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,585,946)		$12,585,115
Total Investments (International Small Company Trust) (Cost $129,768,151) – 108.2%		$145,188,821	108.2%
Other assets and liabilities, net – (8.2%)		(11,021,798)	(8.2)%
TOTAL NET ASSETS – 100.0%		$134,167,023	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

International Value Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 98.5%
Canada – 9.0%
Alamos Gold, Inc., Class A	1,211,600	$8,699,288	1.0%
Barrick Gold Corp.	671,980	10,691,202	1.2%
Precision Drilling Corp. (I)	2,150,100	7,344,959	0.9%
Wheaton Precious Metals Corp.	1,095,700	21,765,293	2.5%
OTHER SECURITIES		29,769,716	3.4%
		78,270,458
China – 7.1%
Baidu, Inc., ADR (I)	112,760	20,168,254	2.3%
China Life Insurance Company, Ltd., H Shares	2,512,000	7,676,815	0.9%
China Telecom Corp., Ltd., H Shares	23,712,427	11,260,160	1.3%
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	2,581,800	7,689,278	0.9%
Sinopharm Group Company, Ltd., H Shares	1,836,400	8,296,693	0.9%
OTHER SECURITIES		6,908,285	0.8%
		61,999,485
France – 6.6%
AXA SA	377,021	10,324,119	1.2%
BNP Paribas SA	226,534	16,308,835	1.8%
Sanofi	183,389	17,572,365	2.0%
TOTAL SA (L)	173,308	8,604,243	1.0%
OTHER SECURITIES		5,097,380	0.6%
		57,906,942
Germany – 6.8%
Bayer AG	108,063	14,006,095	1.6%
COMMON STOCKS (continued)
Germany (continued)
Gerresheimer AG	102,650	$8,261,661	0.9%
Innogy SE (S)	235,963	9,286,692	1.1%
MorphoSys AG (I)(L)	116,936	8,299,619	1.0%
OTHER SECURITIES		19,763,532	2.2%
		59,617,599
Hong Kong – 3.8%
China Mobile, Ltd.	729,500	7,734,015	0.9%
CK Hutchison Holdings, Ltd.	1,045,500	13,120,550	1.5%
OTHER SECURITIES		12,502,053	1.4%
		33,356,618
India – 0.9%		7,747,118	0.9%
Israel – 2.4%
Teva Pharmaceutical Industries, Ltd., ADR	618,354	20,541,720	2.4%
Italy – 1.5%
Eni SpA	872,182	13,107,069	1.5%
Japan – 10.7%
Astellas Pharma, Inc.	762,000	9,339,606	1.1%
Kirin Holdings Company, Ltd.	380,300	7,757,588	0.9%
Nissan Motor Company, Ltd.	1,698,500	16,959,409	1.9%
SoftBank Group Corp.	298,000	24,224,463	2.8%
Sumitomo Rubber Industries, Ltd.	494,400	8,372,921	1.0%
Suntory Beverage & Food, Ltd.	188,900	8,780,228	1.0%
OTHER SECURITIES		17,354,476	2.0%
		92,788,691
Luxembourg – 1.2%		10,759,678	1.2%
Malta – 0.0%		38,859	0.0%
Netherlands – 8.9%
Aegon NV	2,759,076	14,120,732	1.6%
ING Groep NV	552,756	9,542,119	1.1%
QIAGEN NV (I)	390,229	12,984,406	1.5%
Royal Dutch Shell PLC, B Shares	787,485	21,141,255	2.4%
SBM Offshore NV (L)	1,021,165	16,357,721	1.9%
OTHER SECURITIES		3,446,177	0.4%
		77,592,410
Norway – 1.5%		13,163,404	1.5%
Singapore – 2.4%
Singapore Telecommunications, Ltd.	3,813,700	10,770,195	1.3%
Singapore Telecommunications, Ltd., ADR	4,800	135,768	0.0%
United Overseas Bank, Ltd.	586,900	9,853,254	1.1%
		20,759,217
South Korea – 10.9%
Hana Financial Group, Inc.	365,755	14,444,582	1.7%
Hyundai Mobis Company, Ltd.	49,336	10,785,433	1.2%
KB Financial Group, Inc., ADR	336,451	16,987,411	2.0%
Samsung Electronics Company, Ltd.	15,085	31,419,368	3.6%
OTHER SECURITIES		21,385,854	2.4%
		95,022,648
Sweden – 0.6%		5,131,639	0.6%
Switzerland – 4.7%
Roche Holding AG	78,364	20,023,171	2.3%
UBS Group AG (I)	563,206	9,577,817	1.1%
OTHER SECURITIES		10,969,694	1.3%
		40,570,682
Taiwan – 2.9%
Catcher Technology Company, Ltd.	970,000	11,560,878	1.3%
OTHER SECURITIES		13,381,181	1.6%
		24,942,059

32

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Thailand – 1.5%
Bangkok Bank PCL, Foreign Shares	253,600	$1,469,641	0.2%
Bangkok Bank PCL, NVDR	1,236,700	6,729,833	0.8%
OTHER SECURITIES		4,891,695	0.5%
		13,091,169
United Kingdom – 14.5%
Aviva PLC	1,489,826	10,219,321	1.2%
BAE Systems PLC	1,286,644	10,621,660	1.2%
Barclays PLC	3,113,258	8,233,904	1.0%
BP PLC	4,129,044	23,833,680	2.7%
HSBC Holdings PLC	1,879,932	17,449,553	2.0%
Kingfisher PLC	2,220,704	8,698,357	1.0%
Standard Chartered PLC (I)	2,004,091	20,297,959	2.3%
OTHER SECURITIES		26,727,838	3.1%
		126,082,272
United States – 0.6%		5,198,597	0.6%
TOTAL COMMON STOCKS (Cost $795,570,015)		$857,688,334
RIGHTS – 0.0%
TOTAL RIGHTS (Cost $30,354)		$30,628
SECURITIES LENDING COLLATERAL – 1.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,362,161	13,629,644	1.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $13,630,026)		$13,629,644
SHORT-TERM INVESTMENTS – 1.8%
U.S. Government Agency – 1.8%
Federal Home Loan Bank Discount Note 0.650%, 07/03/2017*	$16,200,000	16,200,000	1.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $16,199,415)		$16,200,000
Total Investments (International Value Trust) (Cost $825,429,810) – 101.9%		$887,548,606	101.9%
Other assets and liabilities, net – (1.9%)		(16,618,949)	(1.9)%
TOTAL NET ASSETS – 100.0%		$870,929,657	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Lifestyle Aggressive PS Series

	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (G) – 82.6%
Equity – 82.6%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	1,271,931	$23,670,642	82.6%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $21,485,507)		$23,670,642
UNAFFILIATED INVESTMENT COMPANIES – 17.5%
Exchange-traded funds – 17.5%
Financial Select Sector SPDR Fund	20,955	516,960	1.8%
Vanguard Energy ETF	4,033	356,920	1.3%
Vanguard FTSE Emerging Markets ETF	36,707	1,498,746	5.2%
Vanguard Health Care ETF	1,340	197,476	0.7%
Vanguard Information Technology ETF	4,921	693,074	2.4%
Vanguard Materials ETF	983	119,533	0.4%
Vanguard Mid-Cap ETF	6,094	868,517	3.0%
Vanguard REIT ETF	3,384	281,650	1.0%
Vanguard Small-Cap ETF	3,459	468,833	1.7%
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,523,544)		$5,001,709
Total Investments (Lifestyle Aggressive PS Series) (Cost $26,009,051) – 100.1%		$28,672,351	100.1%
Other assets and liabilities, net – (0.1%)		(15,517)	(0.1)%
TOTAL NET ASSETS – 100.0%		$28,656,834	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Lifestyle Balanced PS Series

	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (G) – 100.0%
Equity – 50.0%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	27,795,421	$517,272,792	50.0%
Fixed income – 50.0%
Bond, Series NAV (JHAM) (A)(1)	37,878,777	517,045,313	50.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $981,632,903)		$1,034,318,105
Total Investments (Lifestyle Balanced PS Series) (Cost $981,632,903) – 100.0%		$1,034,318,105	100.0%
Other assets and liabilities, net – 0.0%		(38,833)	0.0%
TOTAL NET ASSETS – 100.0%		$1,034,279,272	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

33

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative PS Series

	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (G) – 100.0%
Equity – 20.0%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	2,006,747	$37,345,565	20.0%
Fixed income – 80.0%
Bond, Series NAV (JHAM) (A)(1)	10,963,040	149,645,503	80.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $182,781,469)		$186,991,068
Total Investments (Lifestyle Conservative PS Series) (Cost $182,781,469) – 100.0%		$186,991,068	100.0%
Other assets and liabilities, net – 0.0%		(21,437)	0.0%
TOTAL NET ASSETS – 100.0%		$186,969,631	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Lifestyle Growth PS Series

	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (G) – 100.0%
Equity – 70.9%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	122,869,632	$2,286,603,859	70.9%
Fixed income – 29.1%
Bond, Series NAV (JHAM) (A)(1)	68,770,258	938,714,020	29.1%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,989,013,321)		$3,225,317,879
COMMON STOCKS – 0.0%
Information technology – 0.0%
CEVA Holdings LLC (I)	1,115	228,589	0.0%
TOTAL COMMON STOCKS (Cost $362,398)		$228,589
PREFERRED SECURITIES – 0.0%
Information technology – 0.0%
CEVA Holdings LLC, Series A1 (I)	31	11,703	0.0%
CEVA Holdings LLC, Series A2 (I)	1,068	234,986	0.0%
TOTAL PREFERRED SECURITIES (Cost $355,664)		$246,689
SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.8262% (Y)	20	20	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $20)		$20
Total Investments (Lifestyle Growth PS Series) (Cost $2,989,731,403) – 100.0%		$3,225,793,177	100.0%
Other assets and liabilities, net – 0.0%		3,698	0.0%
TOTAL NET ASSETS – 100.0%		$3,225,796,875	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Lifestyle Moderate PS Series

	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (G) – 100.0%
Equity – 40.0%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	6,967,483	$129,664,866	40.0%
Fixed income – 60.0%
Bond, Series NAV (JHAM) (A)(1)	14,238,003	194,348,735	60.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $310,227,416)		$324,013,601
Total Investments (Lifestyle Moderate PS Series) (Cost $310,227,416) – 100.0%		$324,013,601	100.0%
Other assets and liabilities, net – 0.0%		(22,435)	0.0%
TOTAL NET ASSETS – 100.0%		$323,991,166	100.0%

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Mid Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 97.4%
Consumer discretionary – 11.4%
Domino’s Pizza, Inc.	30,698	$6,493,548	0.6%
NVR, Inc. (I)	2,225	5,363,607	0.5%
Panera Bread Company, Class A (I)	13,618	4,284,768	0.4%
OTHER SECURITIES		107,309,943	9.9%
		123,451,866
Consumer staples – 3.6%
Ingredion, Inc.	45,753	5,454,215	0.5%
OTHER SECURITIES		33,816,150	3.1%
		39,270,365
Energy – 2.9%		31,285,633	2.9%
Financials – 16.0%
Alleghany Corp. (I)	9,855	5,861,754	0.5%
American Financial Group, Inc.	46,992	4,669,595	0.4%
East West Bancorp, Inc.	92,228	5,402,716	0.5%
MarketAxess Holdings, Inc.	23,992	4,824,791	0.4%
MSCI, Inc.	57,797	5,952,513	0.6%
Reinsurance Group of America, Inc.	41,103	5,277,214	0.5%
SEI Investments Company	85,096	4,576,463	0.4%
Signature Bank (I)	34,267	4,918,343	0.5%
SVB Financial Group (I)	33,509	5,890,547	0.5%
W.R. Berkley Corp.	61,903	4,281,831	0.4%
OTHER SECURITIES		121,384,030	11.3%
		173,039,797
Health care – 8.9%
ResMed, Inc.	90,526	7,049,260	0.7%
STERIS PLC	54,215	4,418,523	0.4%
Teleflex, Inc.	28,712	5,965,205	0.5%
VCA, Inc. (I)	51,873	4,788,397	0.4%
WellCare Health Plans, Inc. (I)	28,401	5,099,684	0.5%
West Pharmaceutical Services, Inc.	46,951	4,437,809	0.4%
OTHER SECURITIES		64,458,790	6.0%
		96,217,668

34

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials – 14.7%
AO Smith Corp.	94,009	$5,295,527	0.5%
Huntington Ingalls Industries, Inc.	29,376	5,468,636	0.5%
IDEX Corp.	48,709	5,504,604	0.5%
JetBlue Airways Corp. (I)	212,989	4,862,539	0.5%
Lennox International, Inc.	24,516	4,502,118	0.4%
ManpowerGroup, Inc.	42,815	4,780,295	0.4%
The Toro Company	68,673	4,758,352	0.4%
Wabtec Corp. (L)	55,130	5,044,395	0.5%
OTHER SECURITIES		118,952,973	11.0%
		159,169,439
Information technology – 17.3%
Arrow Electronics, Inc. (I)	56,712	4,447,355	0.4%
Broadridge Financial Solutions, Inc.	75,052	5,670,929	0.5%
Cadence Design Systems, Inc. (I)	178,475	5,977,128	0.6%
CDK Global, Inc.	92,680	5,751,721	0.5%
Cognex Corp.	55,308	4,695,649	0.4%
Jack Henry & Associates, Inc.	49,566	5,148,420	0.5%
Keysight Technologies, Inc. (I)	117,897	4,589,730	0.4%
Leidos Holdings, Inc.	91,589	4,734,235	0.4%
Take-Two Interactive Software, Inc. (I)	66,284	4,863,920	0.5%
Trimble, Inc. (I)	161,428	5,758,137	0.5%
OTHER SECURITIES		135,881,467	12.6%
		187,518,691
Materials – 7.4%
Packaging Corp. of America	60,134	6,698,326	0.6%
RPM International, Inc.	85,268	4,651,369	0.4%
Steel Dynamics, Inc.	154,339	5,526,880	0.5%
The Chemours Company	117,748	4,465,004	0.4%
OTHER SECURITIES		58,878,666	5.5%
		80,220,245
Real estate – 9.6%
Camden Property Trust	55,943	4,783,686	0.4%
Duke Realty Corp.	226,983	6,344,175	0.6%
Kilroy Realty Corp.	62,735	4,714,535	0.4%
OTHER SECURITIES		88,058,916	8.2%
		103,901,312
COMMON STOCKS (continued)
Telecommunication services – 0.2%		$2,530,099
Utilities – 5.4%
Atmos Energy Corp.	67,212	5,575,235	0.5%
OGE Energy Corp.	127,475	4,434,855	0.4%
UGI Corp.	110,507	5,349,644	0.5%
Westar Energy, Inc.	90,670	4,807,323	0.4%
OTHER SECURITIES		37,810,718	3.6%
		57,977,775
TOTAL COMMON STOCKS (Cost $765,501,377)		$1,054,582,890
RIGHTS – 0.0%
TOTAL RIGHTS (Cost $8,929)		$2,679
SECURITIES LENDING COLLATERAL – 4.0%
John Hancock Collateral Trust, 1.1508% (W)(Y)	4,298,888	43,014,239	4.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $43,016,645)		$43,014,239
SHORT-TERM INVESTMENTS – 2.8%
Repurchase agreement – 2.8%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $29,870,846 on 07/03/2017, collateralized by $31,110,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $30,471,623, including interest)	$29,870,000	29,870,000	2.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $29,870,000)		$29,870,000
Total Investments (Mid Cap Index Trust) (Cost $838,396,951) – 104.2%		$1,127,469,808	104.2%
Other assets and liabilities, net – (4.2%)		(45,111,701)	(4.2)%
TOTAL NET ASSETS – 100.0%		$1,082,358,107	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	174	Long	Sep 2017	$30,461,459	$30,382,140	($79,319)
						($79,319)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

35

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 88.5%
Consumer discretionary – 12.3%
Dave & Buster’s Entertainment, Inc. (I)	109,732	$7,298,275	1.0%
Hilton Worldwide Holdings, Inc.	270,143	16,708,345	2.3%
Melco Resorts & Entertainment, Ltd., ADR	503,610	11,306,045	1.6%
Netflix, Inc. (I)	54,812	8,189,461	1.2%
Tesla, Inc. (I)(L)	19,155	6,926,640	1.0%
Ulta Salon Cosmetics & Fragrance, Inc. (I)	83,186	23,902,665	3.3%
Wayfair, Inc., Class A (I)	170,400	13,100,352	1.8%
OTHER SECURITIES		1,071,465	0.1%
		88,503,248
Consumer staples – 2.5%
Monster Beverage Corp. (I)	356,060	17,689,061	2.5%
Energy – 2.2%
Baker Hughes, Inc.	122,288	6,665,919	0.9%
OTHER SECURITIES		8,941,077	1.3%
		15,606,996
Financials – 5.8%
Synchrony Financial	285,127	8,502,487	1.2%
TD Ameritrade Holding Corp.	390,471	16,786,348	2.3%
OTHER SECURITIES		16,670,002	2.3%
		41,958,837
Health care – 17.5%
ABIOMED, Inc. (I)	52,691	7,550,620	1.0%
Align Technology, Inc. (I)	67,302	10,103,376	1.4%
DexCom, Inc. (I)(L)	99,177	7,254,798	1.0%
Edwards Lifesciences Corp. (I)	125,818	14,876,720	2.1%
Exact Sciences Corp. (I)(L)	207,209	7,328,982	1.0%
Hologic, Inc. (I)	312,934	14,200,945	2.0%
Insulet Corp. (I)	275,265	14,123,847	1.9%
Intuitive Surgical, Inc. (I)	15,489	14,487,946	2.0%
Ionis Pharmaceuticals, Inc. (I)(L)	139,077	7,074,847	1.0%
Veeva Systems, Inc., Class A (I)	117,980	7,233,354	1.0%
OTHER SECURITIES		22,037,068	3.1%
		126,272,503
Industrials – 10.6%
AerCap Holdings NV (I)	141,563	6,572,768	0.9%
Clean Harbors, Inc. (I)	161,045	8,991,142	1.2%
Fastenal Company	216,119	9,407,660	1.3%
Rockwell Automation, Inc.	47,967	7,768,735	1.1%
The Middleby Corp. (I)	121,596	14,775,130	2.0%
TransUnion (I)	264,887	11,472,256	1.6%
OTHER SECURITIES		17,738,410	2.5%
		76,726,101
Information technology – 33.9%
Advanced Micro Devices, Inc. (I)(L)	1,373,171	17,137,174	2.4%
Applied Materials, Inc.	171,267	7,075,040	1.0%
Arista Networks, Inc. (I)(L)	112,421	16,839,542	2.3%
Autodesk, Inc. (I)	157,522	15,881,368	2.2%
CoStar Group, Inc. (I)	63,911	16,846,940	2.3%
Global Payments, Inc.	90,095	8,137,380	1.1%
GoDaddy, Inc., Class A (I)	246,866	10,472,056	1.5%
Guidewire Software, Inc. (I)	225,555	15,497,884	2.1%
Microchip Technology, Inc.	191,052	14,745,393	2.0%
Micron Technology, Inc. (I)	222,439	6,642,029	0.9%
NVIDIA Corp.	83,610	12,086,662	1.7%
ServiceNow, Inc. (I)	238,524	25,283,544	3.5%
The Ultimate Software Group, Inc. (I)(L)	62,897	13,212,144	1.8%
Workday, Inc., Class A (I)	261,555	25,370,835	3.5%
Zebra Technologies Corp., Class A (I)	69,010	6,936,885	1.0%
Zillow Group, Inc., Class C (I)(L)	412,668	20,224,859	2.8%
OTHER SECURITIES		12,677,017	1.8%
		245,066,752
COMMON STOCKS (continued)
Materials – 3.6%
International Paper Company	186,219	$10,541,858	1.5%
Packaging Corp. of America	67,896	7,562,935	1.0%
Platform Specialty Products Corp. (I)	635,923	8,063,504	1.1%
		26,168,297
Real estate – 0.1%
WeWork Companies, Inc., Class A (I)(R)	18,198	942,838	0.1%
TOTAL COMMON STOCKS (Cost $535,309,337)		$638,934,633
PREFERRED SECURITIES – 8.4%
Consumer discretionary – 1.1%		7,649,861	1.1%
Industrials – 0.5%		3,774,642	0.5%
Information technology – 5.3%
Uber Technologies, Inc. (I)(R)	584,504	24,233,536	3.4%
OTHER SECURITIES		13,705,646	1.9%
		37,939,182
Real estate – 1.5%
WeWork Companies, Inc., Series D1 (I)(R)	90,446	4,686,007	0.6%
WeWork Companies, Inc., Series D2 (I)(R)	71,065	3,681,878	0.5%
OTHER SECURITIES		2,607,517	0.4%
		10,975,402
TOTAL PREFERRED SECURITIES (Cost $36,568,573)		$60,339,087
EXCHANGE-TRADED FUNDS – 2.0%
iShares Russell Mid-Cap Growth ETF	136,245	14,723,997	2.0%
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,681,748)		$14,723,997
SECURITIES LENDING COLLATERAL – 8.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	6,307,615	63,113,363	8.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $63,113,726)		$63,113,363
SHORT-TERM INVESTMENTS – 2.4%
Repurchase agreement – 2.4%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2017 at 1.120% to be repurchased at $17,501,633 on 07/03/2017, collateralized by $16,705,400 U.S. Treasury Notes, 3.625% due 02/15/2020 (valued at $17,850,031, including interest)	$17,500,000	17,500,000	2.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $17,500,000)		$17,500,000
Total Investments (Mid Cap Stock Trust) (Cost $667,173,384) – 110.0%		$794,611,080	110.0%
Other assets and liabilities, net – (10.0%)		(72,265,699)	(10.0)%
TOTAL NET ASSETS – 100.0%		$722,345,381	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(R)
Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

36

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 91.4%
Consumer discretionary – 7.9%
Mattel, Inc.	399,000	$8,590,470	1.1%
News Corp., Class A	984,900	13,493,130	1.6%
Ralph Lauren Corp.	91,082	6,721,852	0.8%
Strayer Education, Inc.	91,079	8,490,384	1.0%
Viacom, Inc., Class B	443,100	14,874,867	1.8%
OTHER SECURITIES		13,105,351	1.6%
		65,276,054
Consumer staples – 9.3%
Archer-Daniels-Midland Company	180,500	7,469,090	0.9%
Bunge, Ltd.	250,510	18,688,046	2.3%
Carlsberg A/S, Class B	97,495	10,418,838	1.3%
Edgewell Personal Care Company (I)	115,532	8,782,743	1.1%
Flowers Foods, Inc.	434,772	7,525,903	0.9%
The Kroger Company	339,700	7,921,804	0.9%
OTHER SECURITIES		16,056,404	1.9%
		76,862,828
Energy – 9.3%
Apache Corp.	260,000	12,461,800	1.5%
EQT Corp.	288,200	16,885,638	2.1%
Hess Corp.	315,783	13,853,400	1.7%
Murphy Oil Corp.	497,588	12,753,180	1.5%
OTHER SECURITIES		20,405,815	2.5%
		76,359,833
Financials – 21.2%
Ally Financial, Inc.	302,141	6,314,747	0.8%
Brown & Brown, Inc.	170,559	7,345,976	0.9%
CNA Financial Corp.	213,956	10,430,355	1.3%
Fifth Third Bancorp	546,410	14,184,804	1.7%
First Horizon National Corp.	571,311	9,952,238	1.2%
Lazard, Ltd., Class A (L)	134,400	6,226,752	0.8%
Leucadia National Corp.	648,067	16,953,433	2.0%
Loews Corp.	257,168	12,038,034	1.5%
Marsh & McLennan Companies, Inc.	111,400	8,684,744	1.0%
Northern Trust Corp.	142,200	13,823,262	1.7%
Synchrony Financial	440,195	13,126,615	1.6%
The Progressive Corp.	174,428	7,690,531	0.9%
Voya Financial, Inc.	172,300	6,356,147	0.8%
White Mountains Insurance Group, Ltd.	10,628	9,231,800	1.1%
OTHER SECURITIES		32,211,452	3.9%
		174,570,890
Health care – 12.7%
Alkermes PLC (I)	191,305	11,089,951	1.4%
Baxter International, Inc.	233,524	14,137,543	1.7%
Hologic, Inc. (I)	269,993	12,252,282	1.5%
Perrigo Company PLC	172,700	13,042,304	1.6%
Select Medical Holdings Corp. (I)	686,088	10,531,451	1.3%
Zimmer Biomet Holdings, Inc.	50,700	6,509,880	0.8%
Zoetis, Inc.	137,140	8,554,793	1.0%
OTHER SECURITIES		28,521,504	3.4%
		104,639,708
Industrial – 8.8%
C.H. Robinson Worldwide, Inc. (L)	261,058	17,929,462	2.2%
Textron, Inc.	419,035	19,736,549	2.4%
Xylem, Inc.	135,200	7,494,136	0.9%
OTHER SECURITIES		27,769,006	3.3%
		72,929,153
Information technology – 2.7%
Marvell Technology Group, Ltd.	561,483	9,275,699	1.1%
OTHER SECURITIES		12,928,436	1.6%
		22,204,135
Materials – 7.4%
Franco-Nevada Corp.	163,813	11,819,851	1.4%
COMMON STOCKS (continued)
Materials (continued)
Newmont Mining Corp.	524,673	$16,994,158	2.1%
Vulcan Materials Company	93,007	11,782,127	1.4%
OTHER SECURITIES		20,459,202	2.5%
		61,055,338
Real estate – 7.3%
Equity Commonwealth (I)	240,862	7,611,239	0.9%
Equity Residential	106,400	7,004,312	0.9%
Rayonier, Inc.	532,300	15,314,271	1.9%
Realogy Holdings Corp.	307,700	9,984,865	1.2%
OTHER SECURITIES		20,274,321	2.4%
		60,189,008
Telecommunication services – 0.3%		2,523,474	0.3%
Utilities – 4.5%
FirstEnergy Corp.	638,872	18,629,508	2.3%
NRG Energy, Inc.	733,800	12,636,036	1.5%
OTHER SECURITIES		6,242,523	0.7%
		37,508,067
TOTAL COMMON STOCKS (Cost $641,357,811)		$754,118,488
SECURITIES LENDING COLLATERAL – 3.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	2,709,123	27,107,211	3.3%
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,108,473)		$27,107,211
SHORT-TERM INVESTMENTS – 9.1%
Money market funds – 9.1%
T. Rowe Price Government Money Fund, 0.9816% (Y)	72,717,347	72,717,347	8.8%
OTHER SECURITIES		2,500,009	0.3%
		75,217,356
TOTAL SHORT-TERM INVESTMENTS (Cost $75,217,356)		$75,217,356
Total Investments (Mid Value Trust) (Cost $743,683,640) – 103.8%		$856,443,055	103.8%
Other assets and liabilities, net – (3.8%)		(31,080,389)	(3.8)%
TOTAL NET ASSETS – 100.0%		$825,362,666	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

Mutual Shares Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 87.8%
Consumer discretionary – 7.7%
Charter Communications, Inc., Class A (I)	9,108	$3,068,030	1.8%
DISH Network Corp., Class A (I)	30,442	1,910,540	1.1%
General Motors Company	62,259	2,174,707	1.3%
Sky PLC	134,119	1,736,992	1.0%
Time Warner, Inc.	35,343	3,548,791	2.0%
OTHER SECURITIES		959,094	0.5%
		13,398,154

37

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples – 9.3%
British American Tobacco PLC	46,369	$3,159,717	1.8%
CVS Health Corp.	33,608	2,704,100	1.6%
Reynolds American, Inc.	33,096	2,152,564	1.2%
The Kroger Company	86,775	2,023,593	1.2%
Walgreens Boots Alliance, Inc.	25,416	1,990,327	1.1%
OTHER SECURITIES		4,080,807	2.4%
		16,111,108
Energy – 8.7%
Baker Hughes, Inc.	39,587	2,157,887	1.3%
Kinder Morgan, Inc.	128,151	2,455,373	1.4%
Royal Dutch Shell PLC, A Shares	34,560	918,214	0.5%
Royal Dutch Shell PLC, A Shares (Amsterdam Stock Exchange)	76,297	2,028,729	1.2%
The Williams Companies, Inc.	71,784	2,173,620	1.3%
OTHER SECURITIES		5,358,504	3.0%
		15,092,327
Financials – 21.4%
Alleghany Corp. (I)	4,232	2,517,194	1.5%
American International Group, Inc.	53,465	3,342,632	1.9%
Chubb, Ltd.	12,553	1,824,955	1.1%
Citigroup, Inc.	35,995	2,407,346	1.4%
Citizens Financial Group, Inc.	75,154	2,681,495	1.5%
FCB Financial Holdings, Inc., Class A (I)	60,504	2,889,066	1.7%
JPMorgan Chase & Co.	30,286	2,768,140	1.6%
MetLife, Inc.	38,150	2,095,961	1.2%
The PNC Financial Services Group, Inc.	21,601	2,697,317	1.6%
Wells Fargo & Company	27,410	1,518,788	0.9%
White Mountains Insurance Group, Ltd.	2,676	2,324,454	1.3%
XL Group, Ltd.	65,310	2,860,578	1.6%
OTHER SECURITIES		7,158,357	4.1%
		37,086,283
Health care – 13.1%
Eli Lilly & Company	48,749	4,012,043	2.3%
Medtronic PLC	67,515	5,991,956	3.4%
Merck & Company, Inc.	73,050	4,681,775	2.7%
Novartis AG, ADR	41,063	3,427,529	2.0%
Stryker Corp.	19,632	2,724,529	1.6%
Teva Pharmaceutical Industries, Ltd., ADR	58,161	1,932,108	1.1%
		22,769,940
Industrials – 6.0%
Caterpillar, Inc.	17,963	1,930,304	1.1%
General Electric Company	94,100	2,541,641	1.4%
RELX PLC	67,492	1,458,974	0.8%
Sensata Technologies Holding NV (I)(L)	44,107	1,884,246	1.1%
OTHER SECURITIES		2,692,518	1.6%
		10,507,683
Information technology – 11.9%
CA, Inc.	55,437	1,910,913	1.1%
Cisco Systems, Inc.	89,632	2,805,482	1.6%
Cognizant Technology Solutions Corp., Class A	33,368	2,215,635	1.3%
Microsoft Corp.	51,238	3,531,835	2.0%
Nokia OYJ	140,573	861,955	0.5%
Nokia OYJ, ADR	129,511	797,788	0.5%
Samsung Electronics Company, Ltd.	1,231	2,563,952	1.5%
Symantec Corp.	125,457	3,544,160	2.0%
OTHER SECURITIES		2,351,823	1.4%
		20,583,543
COMMON STOCKS (continued)
Materials – 5.1%
International Paper Company	38,924	$2,203,488	1.3%
Monsanto Company	15,930	1,885,475	1.1%
OTHER SECURITIES		4,700,303	2.7%
		8,789,266
Real estate – 1.5%		2,620,178	1.5%
Telecommunication services – 1.2%		2,020,927	1.2%
Utilities – 1.9%
Vistra Energy Corp. (L)	195,183	3,277,123	1.9%
TOTAL COMMON STOCKS (Cost $131,721,132)		$152,256,532
CORPORATE BONDS – 2.9%
Consumer discretionary – 1.8%
iHeartCommunications, Inc. 9.000%, 12/15/2019	$3,977,000	3,121,945	1.8%
OTHER SECURITIES		—	0.0%
		3,121,945
Health care – 0.5%		777,778	0.5%
Materials – 0.0%		68	0.0%
Telecommunication services – 0.6%		1,046,326	0.6%
TOTAL CORPORATE BONDS (Cost $6,721,940)		$4,946,117
MUNICIPAL BONDS – 0.9%
Commonwealth of Puerto Rico, Series A 8.000%, 07/01/2035 (H)	2,626,000	1,592,013	0.9%
TOTAL MUNICIPAL BONDS (Cost $2,314,824)		$1,592,013
ESCROW CERTIFICATES – 0.0%
Information technology – 0.0%		10,320	0.0%
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$10,320
RIGHTS – 0.1%
TOTAL RIGHTS (Cost $864,691)		$204,942
SECURITIES LENDING COLLATERAL – 2.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	402,765	4,030,024	2.3%
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,029,978)		$4,030,024
SHORT-TERM INVESTMENTS – 7.1%
U.S. Government – 3.5%
U.S. Treasury Bills 0.600%, 07/27/2017*	$5,000,000	4,997,265	2.9%
U.S. Treasury Bills 0.615%, 08/10/2017*	1,000,000	999,087	0.6%
		5,996,352
U.S. Government Agency – 3.6%
Federal Home Loan Bank Discount Note 0.900%, 07/03/2017*	6,300,000	6,299,931	3.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $12,296,858)		$12,296,283
Total Investments (Mutual Shares Trust) (Cost $157,952,739) – 101.1%		$175,336,231	101.1%
Other assets and liabilities, net – (1.1%)		(1,881,960)	(1.1)%
TOTAL NET ASSETS – 100.0%		$173,454,271	100.0%

38

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

Security Abbreviations and Legend

ADR	American Depositary Receipts
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	17,895	USD	20,455	Bank of America, N.A.	8/18/2017	$29	—
EUR	17,898	USD	20,468	State Street Bank and Trust Company	8/18/2017	20	—
EUR	26,529	USD	30,322	UBS AG	8/18/2017	46	—
EUR	17,891	USD	20,439	HSBC Bank PLC	8/18/2017	42	—
GBP	301,439	USD	383,444	Bank of America, N.A.	7/13/2017	9,269	—
GBP	160,709	USD	206,529	State Street Bank and Trust Company	7/13/2017	2,842	—
GBP	94,825	USD	121,608	UBS AG	7/13/2017	1,930	—
GBP	62,509	USD	79,633	HSBC Bank PLC	7/13/2017	1,803	—
KRW	190,418,823	USD	168,664	UBS AG	7/14/2017	—	($2,220)
KRW	686,457,627	USD	610,784	HSBC Bank PLC	7/14/2017	—	(10,751)
USD	9,355	EUR	8,320	Bank of America, N.A.	8/18/2017	—	(170)
USD	3,483,843	EUR	3,114,136	State Street Bank and Trust Company	8/18/2017	—	(80,994)
USD	3,399,435	EUR	3,038,134	HSBC Bank PLC	8/18/2017	—	(78,401)
USD	132,966	GBP	102,104	Bank of America, N.A.	7/13/2017	—	(54)
USD	9,440,818	GBP	7,240,366	State Street Bank and Trust Company	7/13/2017	8,140	—
USD	172,285	GBP	132,143	UBS AG	7/13/2017	129	—
USD	171,515	GBP	131,688	HSBC Bank PLC	7/13/2017	—	(46)
USD	1,541,365	KRW	1,751,246,650	UBS AG	7/14/2017	10,600	—
USD	1,742,564	KRW	1,970,126,120	HSBC Bank PLC	7/14/2017	20,477	—
						$55,327	($172,636)

Derivatives currency abbreviations

EUR	Euro
GBP	British Pound
KRW	South Korean Won
USD	United States Dollar

Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

Real Estate Securities Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 99.7%
Consumer discretionary – 1.5%
Extended Stay America, Inc.	287,050	$5,557,288	1.5%
Information technology – 1.2%
InterXion Holding NV (I)	99,852	4,571,225	1.2%
Real estate – 97.0%
Agree Realty Corp.	151,097	6,930,819	1.8%
Alexandria Real Estate Equities, Inc.	121,149	14,594,820	3.9%
AvalonBay Communities, Inc.	111,174	21,364,308	5.7%
BGP Holdings PLC (I)	194,291	3,551	0.0%
Brixmor Property Group, Inc.	341,831	6,111,938	1.6%
Camden Property Trust	154,386	13,201,547	3.5%
CareTrust REIT, Inc.	235,648	4,368,914	1.2%
Colony NorthStar, Inc., Class A	602,364	8,487,309	2.3%
CoreSite Realty Corp.	91,709	9,494,633	2.5%
Corporate Office Properties Trust	136,538	4,782,926	1.3%
DiamondRock Hospitality Company	104,626	1,145,655	0.3%
Duke Realty Corp.	473,526	13,235,052	3.5%
EastGroup Properties, Inc.	105,452	8,836,878	2.3%
Empire State Realty Trust, Inc., Class A	359,898	7,475,081	2.0%
Equinix, Inc.	41,118	17,646,201	4.7%
COMMON STOCKS (continued)
Real estate (continued)
Equity LifeStyle Properties, Inc.	102,922	$8,886,285	2.4%
Essex Property Trust, Inc.	66,480	17,103,310	4.5%
Four Corners Property Trust, Inc.	311,463	7,820,836	2.1%
Gaming and Leisure Properties, Inc.	231,420	8,717,591	2.3%
GGP, Inc.	508,679	11,984,477	3.2%
Healthcare Realty Trust, Inc.	167,894	5,733,580	1.5%
Hudson Pacific Properties, Inc.	306,650	10,484,364	2.8%
Invitation Homes, Inc.	276,452	5,979,657	1.6%
MGM Growth Properties LLC, Class A	208,873	6,097,003	1.6%
Pebblebrook Hotel Trust	146,464	4,721,999	1.3%
Pennsylvania Real Estate Investment Trust	151,662	1,716,814	0.5%
Piedmont Office Realty Trust, Inc., Class A	213,033	4,490,736	1.2%
Prologis, Inc.	33,588	1,969,600	0.5%
Public Storage	85,147	17,755,704	4.7%
Retail Properties of America, Inc., Class A	461,046	5,629,372	1.5%
Rexford Industrial Realty, Inc.	336,850	9,243,164	2.5%

39

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Senior Housing Properties Trust	264,564	$5,407,688	1.4%
Simon Property Group, Inc.	65,114	10,532,841	2.8%
Sunstone Hotel Investors, Inc.	549,529	8,858,407	2.3%
The Macerich Company	122,706	7,124,310	1.9%
Urban Edge Properties	270,617	6,421,741	1.7%
Ventas, Inc.	182,272	12,664,259	3.4%
VEREIT, Inc.	949,337	7,727,601	2.0%
Vornado Realty Trust	117,722	11,054,096	2.9%
Weingarten Realty Investors	192,407	5,791,451	1.5%
Welltower, Inc.	318,189	23,816,447	6.3%
		365,412,965
TOTAL COMMON STOCKS (Cost $368,031,960)		$375,541,478
SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	973,450	973,450	0.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $973,450)		$973,450
Total Investments (Real Estate Securities Trust) (Cost $369,005,410) – 100.0%		$376,514,928	100.0%
Other assets and liabilities, net – 0.0%		14,676	0.0%
TOTAL NET ASSETS – 100.0%		$376,529,604	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

Science & Technology Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 96.4%
Consumer discretionary – 16.0%
Amazon.com, Inc. (I)	42,670	$41,304,560	6.6%
Ctrip.com International, Ltd., ADR (I)	70,887	3,817,974	0.6%
Liberty Global PLC, Series C (I)	373,441	11,643,890	1.8%
Netflix, Inc. (I)	32,425	4,844,619	0.8%
News Corp., Class A	387,500	5,308,750	0.8%
The Priceline Group, Inc. (I)	8,850	16,554,102	2.6%
Twenty-First Century Fox, Inc., Class A	238,130	6,748,604	1.1%
Zalando SE (I)	84,483	3,863,152	0.6%
OTHER SECURITIES		6,920,031	1.1%
		101,005,682
Health care – 5.5%
Intuitive Surgical, Inc. (I)	4,800	4,489,776	0.7%
Roche Holding AG	27,472	7,019,504	1.1%
Shire PLC, ADR	53,500	8,841,945	1.4%
Smith & Nephew PLC	270,422	4,669,778	0.7%
OTHER SECURITIES		9,637,221	1.6%
		34,658,224
Industrials – 2.0%
Sensata Technologies Holding NV (I)(L)	133,500	5,703,120	0.9%
OTHER SECURITIES		6,614,933	1.1%
		12,318,053
Information technology – 72.2%
58.com, Inc., ADR (I)(L)	173,167	7,638,396	1.2%
Adobe Systems, Inc. (I)	55,505	7,850,627	1.2%
COMMON STOCKS (continued)
Information technology (continued)
Alibaba Group Holding, Ltd., ADR (I)	70,235	$9,896,112	1.6%
Alphabet, Inc., Class A (I)	6,857	6,374,816	1.0%
Alphabet, Inc., Class C (I)	16,051	14,586,025	2.3%
Altaba, Inc. (I)	264,100	14,388,168	2.3%
Apple, Inc.	149,525	21,534,591	3.4%
Applied Materials, Inc.	184,810	7,634,501	1.2%
Baidu, Inc., ADR (I)	35,400	6,331,644	1.0%
Broadcom, Ltd.	38,295	8,924,643	1.4%
DXC Technology Company	109,750	8,420,020	1.3%
Facebook, Inc., Class A (I)	209,870	31,686,173	5.0%
Intuit, Inc.	54,901	7,291,402	1.2%
Lam Research Corp.	50,140	7,091,300	1.1%
Marvell Technology Group, Ltd.	254,175	4,198,971	0.7%
Microchip Technology, Inc.	79,755	6,155,491	1.0%
Micron Technology, Inc. (I)	463,755	13,847,724	2.2%
Microsoft Corp.	508,730	35,066,759	5.6%
NetApp, Inc.	182,400	7,305,120	1.2%
NVIDIA Corp.	34,810	5,032,134	0.8%
NXP Semiconductors NV (I)	124,660	13,644,037	2.2%
Oracle Corp.	123,555	6,195,048	1.0%
Palo Alto Networks, Inc. (I)	53,005	7,092,599	1.1%
Paycom Software, Inc. (I)	84,485	5,779,619	0.9%
PayPal Holdings, Inc. (I)	98,700	5,297,229	0.8%
Proofpoint, Inc. (I)(L)	81,150	7,046,255	1.1%
QUALCOMM, Inc.	277,000	15,295,940	2.4%
Red Hat, Inc. (I)	246,274	23,580,736	3.7%
Sabre Corp.	240,600	5,237,862	0.8%
salesforce.com, Inc. (I)	167,778	14,529,575	2.3%
Samsung Electronics Company, Ltd.	5,005	10,424,516	1.7%
ServiceNow, Inc. (I)	101,055	10,711,830	1.7%
Skyworks Solutions, Inc.	57,435	5,510,888	0.9%
Square, Inc., Class A (I)(L)	391,775	9,191,042	1.5%
Tableau Software, Inc., Class A (I)	84,080	5,151,582	0.8%
Workday, Inc., Class A (I)	76,500	7,420,500	1.2%
OTHER SECURITIES		71,499,691	11.4%
		454,863,566
Real estate – 0.2%		1,587,892	0.2%
Telecommunication services – 0.5%		3,040,250	0.5%
TOTAL COMMON STOCKS (Cost $502,729,385)		$607,473,667
PREFERRED SECURITIES – 0.5%
Consumer discretionary – 0.1%		466,654	0.1%
Information technology – 0.4%		2,705,564	0.4%
TOTAL PREFERRED SECURITIES (Cost $2,445,650)		$3,172,218
CORPORATE BONDS – 0.2%
Information technology – 0.2%		1,625,599	0.2%
TOTAL CORPORATE BONDS (Cost $1,363,309)		$1,625,599
SECURITIES LENDING COLLATERAL – 4.0%
John Hancock Collateral Trust, 1.1508% (W)(Y)	2,513,484	25,149,668	4.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $25,149,624)		$25,149,668
SHORT-TERM INVESTMENTS – 3.7%
Money market funds – 2.0%
T. Rowe Price Government Money Fund, 0.9816% (Y)	11,721,260	11,721,260	1.9%
OTHER SECURITIES		544,495	0.1%
		12,265,755

40

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.7%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $10,858,308 on 07/03/2017, collateralized by $11,255,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $11,079,017, including interest)	$10,858,000	$10,858,000	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $23,123,755)		$23,123,755
Total Investments (Science & Technology Trust) (Cost $554,811,723) – 104.8%		$660,544,907	104.8%
Other assets and liabilities, net – (4.8%)		(30,532,797)	(4.8)%
TOTAL NET ASSETS – 100.0%		$630,012,110	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

Small Cap Growth Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 95.4%
Consumer discretionary – 11.9%
Marriott Vacations Worldwide Corp.	44,193	$5,203,726	1.3%
Oxford Industries, Inc.	73,337	4,582,829	1.2%
Planet Fitness, Inc., Class A	297,962	6,954,433	1.8%
Wayfair, Inc., Class A (I)	65,459	5,032,488	1.3%
Wingstop, Inc. (L)	134,649	4,160,654	1.0%
Wolverine World Wide, Inc.	192,428	5,389,908	1.4%
OTHER SECURITIES		15,603,599	3.9%
		46,927,637
Consumer staples – 2.8%
Calavo Growers, Inc.	54,176	3,740,853	0.9%
Performance Food Group Company (I)	161,016	4,411,838	1.1%
OTHER SECURITIES		3,031,260	0.8%
		11,183,951
Energy – 1.2%
Centennial Resource Development, Inc., Class A (I)(L)	280,683	4,440,405	1.1%
OTHER SECURITIES		200,745	0.1%
		4,641,150
Financials – 6.7%
FNB Corp.	347,203	4,916,394	1.3%
MB Financial, Inc.	127,856	5,630,778	1.4%
Sterling Bancorp	252,337	5,866,835	1.5%
Western Alliance Bancorp (I)	86,384	4,250,093	1.1%
OTHER SECURITIES		5,660,070	1.4%
		26,324,170
Health care – 21.4%
Acadia Healthcare Company, Inc. (I)(L)	136,655	6,748,024	1.7%
Aerie Pharmaceuticals, Inc. (I)	90,192	4,739,590	1.2%
Align Technology, Inc. (I)	27,185	4,081,012	1.0%
Exact Sciences Corp. (I)	111,293	3,936,433	1.0%
COMMON STOCKS (continued)
Health care (continued)
Insulet Corp. (I)	150,017	$7,697,372	2.0%
Veeva Systems, Inc., Class A (I)	77,070	4,725,162	1.2%
OTHER SECURITIES		52,760,428	13.3%
		84,688,021
Industrials – 17.7%
Altra Industrial Motion Corp.	117,796	4,688,281	1.2%
Casella Waste Systems, Inc., Class A (I)	275,323	4,518,050	1.1%
Clean Harbors, Inc. (I)	66,756	3,726,987	0.9%
JELD-WEN Holding, Inc. (I)	116,585	3,784,349	1.0%
Knight Transportation, Inc.	177,510	6,576,746	1.7%
Masonite International Corp. (I)	52,216	3,942,308	1.0%
Milacron Holdings Corp. (I)	239,961	4,220,914	1.1%
Regal Beloit Corp.	59,140	4,822,867	1.2%
Rexnord Corp. (I)	201,822	4,692,362	1.2%
Swift Transportation Company (I)	193,822	5,136,283	1.3%
The Brink’s Company	75,417	5,052,939	1.3%
OTHER SECURITIES		18,808,088	4.7%
		69,970,174
Information technology – 27.8%
2U, Inc. (I)(L)	103,622	4,861,944	1.2%
Arista Networks, Inc. (I)(L)	25,918	3,882,257	1.0%
Blackhawk Network Holdings, Inc. (I)	109,849	4,789,416	1.2%
CoStar Group, Inc. (I)	21,693	5,718,275	1.5%
EPAM Systems, Inc. (I)	46,512	3,911,194	1.0%
Fair Isaac Corp.	48,549	6,768,216	1.7%
GoDaddy, Inc., Class A (I)	95,425	4,047,929	1.0%
HubSpot, Inc. (I)(L)	72,862	4,790,677	1.2%
MACOM Technology Solutions Holdings, Inc. (I)(L)	87,768	4,894,821	1.2%
Mimecast, Ltd. (I)	182,410	4,884,940	1.2%
Telogis, Inc. (I)	473,646	1,439,884	0.4%
The Trade Desk, Inc., Class A (I)	79,694	3,993,466	1.0%
Tower Semiconductor, Ltd. (I)(L)	272,240	6,492,924	1.6%
Zebra Technologies Corp., Class A (I)	58,894	5,920,025	1.5%
OTHER SECURITIES		43,417,459	11.1%
		109,813,427
Materials – 2.8%
Platform Specialty Products Corp. (I)(L)	441,395	5,596,889	1.4%
OTHER SECURITIES		5,564,876	1.4%
		11,161,765
Real estate – 3.1%
CoreSite Realty Corp.	41,902	4,338,114	1.1%
Kennedy-Wilson Holdings, Inc. (L)	220,387	4,198,372	1.0%
LaSalle Hotel Properties	132,439	3,946,682	1.0%
		12,483,168
TOTAL COMMON STOCKS (Cost $317,725,395)		$377,193,463
PREFERRED SECURITIES – 1.9%
Consumer discretionary – 0.2%		809,698	0.2%
Information technology – 1.7%
Telogis, Inc. (I)(R)	645,027	2,767,166	0.7%
OTHER SECURITIES		3,829,850	1.0%
		6,597,016
TOTAL PREFERRED SECURITIES (Cost $7,203,571)		$7,406,714
EXCHANGE-TRADED FUNDS – 2.0%
iShares Russell 2000 Growth ETF	47,676	8,046,279	2.0%
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,811,570)		$8,046,279

41

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
SECURITIES LENDING COLLATERAL – 14.9%
John Hancock Collateral Trust, 1.1508% (W)(Y)	5,868,796	$58,722,583	14.9%
TOTAL SECURITIES LENDING COLLATERAL (Cost $58,724,417)		$58,722,583
SHORT-TERM INVESTMENTS – 1.8%
Repurchase agreement – 1.8%
Societe Generale SA Tri-Party Repurchase Agreement dated 06/30/2017 at 1.100% to be repurchased at $7,200,660 on 07/03/2017, collateralized by $4,220,500 U.S. Treasury Bonds, 3.625% – 3.750% due 11/15/2043 to 02/15/2044 (valued at $4,945,851, including interest) and $2,405,800 U.S. Treasury Notes, 1.375% due 05/31/2020 (valued at $2,398,167, including interest),	$7,200,000	7,200,000	1.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,200,000)		$7,200,000
Total Investments (Small Cap Growth Trust) (Cost $398,664,953) – 116.0%		$458,569,039	116.0%
Other assets and liabilities, net – (16.0%)		(63,370,268)	(16.0)%
TOTAL NET ASSETS – 100.0%		$395,198,771	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(R)
Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of 6-30-17.

Small Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 97.1%
Consumer discretionary – 12.1%
Grand Canyon Education, Inc. (I)	13,274	$1,040,814	0.2%
OTHER SECURITIES		67,455,663	11.9%
		68,496,477
Consumer staples – 2.6%		14,681,932	2.6%
Energy – 3.5%		19,767,646	3.5%
Financials – 17.7%
CNO Financial Group, Inc.	48,239	1,007,230	0.2%
Hancock Holding Company	23,651	1,158,899	0.2%
IBERIABANK Corp.	14,074	1,147,031	0.2%
MGIC Investment Corp. (I)	104,578	1,171,274	0.2%
Radian Group, Inc.	61,072	998,527	0.2%
Texas Capital Bancshares, Inc. (I)	14,086	1,090,256	0.2%
Umpqua Holdings Corp.	61,634	1,131,600	0.2%
United Bankshares, Inc. (L)	27,758	1,088,114	0.2%
Wintrust Financial Corp.	15,394	1,176,717	0.2%
OTHER SECURITIES		90,204,220	15.9%
		100,173,868
COMMON STOCKS (continued)
Health care – 14.6%
Bluebird Bio, Inc. (I)	11,620	$1,220,681	0.2%
Catalent, Inc. (I)	35,510	1,246,401	0.2%
Clovis Oncology, Inc. (I)	11,156	1,044,536	0.2%
Exact Sciences Corp. (I)	31,114	1,100,502	0.2%
HealthSouth Corp.	24,918	1,206,031	0.2%
Kite Pharma, Inc. (I)(L)	13,863	1,437,177	0.3%
Masimo Corp. (I)	12,658	1,154,156	0.2%
Medidata Solutions, Inc. (I)	15,938	1,246,352	0.2%
NuVasive, Inc. (I)	14,279	1,098,341	0.2%
PAREXEL International Corp. (I)	14,145	1,229,342	0.2%
OTHER SECURITIES		70,440,704	12.5%
		82,424,223
Industrials – 14.2%
Curtiss-Wright Corp.	12,329	1,131,556	0.2%
EMCOR Group, Inc.	16,581	1,084,066	0.2%
Woodward, Inc.	14,844	1,003,158	0.2%
OTHER SECURITIES		76,845,081	13.6%
		80,063,861
Information technology – 16.5%
Aspen Technology, Inc. (I)	21,145	1,168,440	0.2%
Blackbaud, Inc.	13,481	1,155,996	0.2%
Ciena Corp. (I)	39,715	993,669	0.2%
Cirrus Logic, Inc. (I)	18,043	1,131,657	0.2%
Ellie Mae, Inc. (I)	9,470	1,040,848	0.2%
EPAM Systems, Inc. (I)	13,760	1,157,078	0.2%
Fair Isaac Corp.	8,575	1,195,441	0.2%
GrubHub, Inc. (I)	24,306	1,059,742	0.2%
j2 Global, Inc.	13,122	1,116,551	0.2%
Littelfuse, Inc.	6,315	1,041,975	0.2%
MAXIMUS, Inc.	18,021	1,128,655	0.2%
MKS Instruments, Inc.	15,169	1,020,874	0.2%
Monolithic Power Systems, Inc.	11,218	1,081,415	0.2%
Proofpoint, Inc. (I)	12,136	1,053,769	0.2%
Tech Data Corp. (I)	9,841	993,941	0.2%
ViaSat, Inc. (I)	15,044	995,913	0.2%
OTHER SECURITIES		76,075,583	13.3%
		93,411,547
Materials – 4.2%		23,951,490	4.2%
Real estate – 7.3%
Cousins Properties, Inc.	118,140	1,038,451	0.2%
Gramercy Property Trust	42,631	1,266,567	0.2%
Healthcare Realty Trust, Inc.	32,132	1,097,308	0.2%
The GEO Group, Inc.	34,642	1,024,364	0.2%
OTHER SECURITIES		36,668,306	6.5%
		41,094,996
Telecommunication services – 0.8%		4,761,396	0.8%
Utilities – 3.6%
ALLETE, Inc.	14,312	1,025,884	0.2%
Black Hills Corp.	15,047	1,015,221	0.2%
IDACORP, Inc.	14,119	1,205,057	0.2%
ONE Gas, Inc.	14,285	997,236	0.2%
Portland General Electric Company	24,875	1,136,539	0.2%
WGL Holdings, Inc.	14,173	1,182,453	0.2%
OTHER SECURITIES		13,520,254	2.4%
		20,082,644
TOTAL COMMON STOCKS (Cost $403,127,735)		$548,910,080
WARRANTS – 0.0%
TOTAL WARRANTS (Cost $0)		$26

42

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
SECURITIES LENDING COLLATERAL – 8.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	4,936,499	$49,394,116	8.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $49,396,929)		$49,394,116
SHORT-TERM INVESTMENTS – 2.9%
Repurchase agreement – 2.9%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $16,590,470 on 07/03/2017, collateralized by $17,280,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $16,925,414, including interest)	$16,590,000	16,590,000	2.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $16,590,000)		$16,590,000
Total Investments (Small Cap Index Trust) (Cost $469,114,664) – 108.7%		$614,894,222	108.7%
Other assets and liabilities, net – (8.7%)		(49,292,800)	(8.7)%
TOTAL NET ASSETS – 100.0%		$565,601,422	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 Mini Index Futures	264	Long	Sep 2017	$18,884,930	$18,668,760	($216,170)
						($216,170)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Small Cap Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 99.0%
Consumer discretionary – 13.9%
Boyd Gaming Corp.	58,659	$1,455,330	0.7%
Cooper Tire & Rubber Company (L)	32,164	1,161,120	0.5%
Helen of Troy, Ltd. (I)	14,114	1,328,127	0.6%
La-Z-Boy, Inc.	42,787	1,390,578	0.7%
Penn National Gaming, Inc. (I)	51,851	1,109,611	0.5%
ServiceMaster Global Holdings, Inc. (I)	28,269	1,107,862	0.5%
Visteon Corp. (I)	11,862	1,210,636	0.6%
OTHER SECURITIES		21,479,475	9.8%
		30,242,739
Consumer staples – 2.3%		5,024,560	2.3%
Energy – 6.1%
RSP Permian, Inc. (I)	43,041	1,388,933	0.6%
OTHER SECURITIES		11,849,188	5.5%
		13,238,121
Financials – 23.0%
American Financial Group, Inc.	14,713	1,462,031	0.7%
Aspen Insurance Holdings, Ltd.	28,141	1,402,829	0.7%
Bank of the Ozarks, Inc.	25,478	1,194,154	0.6%
CNO Financial Group, Inc.	75,605	1,578,632	0.7%
E*TRADE Financial Corp. (I)	38,697	1,471,647	0.7%
Great Western Bancorp, Inc.	36,587	1,493,115	0.7%
Horace Mann Educators Corp.	30,472	1,151,842	0.5%
IBERIABANK Corp.	19,369	1,578,574	0.7%
Lazard, Ltd., Class A	25,435	1,178,404	0.6%
Pinnacle Financial Partners, Inc.	18,860	1,184,386	0.6%
Synovus Financial Corp.	32,833	1,452,532	0.7%
The Hanover Insurance Group, Inc.	17,238	1,527,804	0.7%
Webster Financial Corp.	27,257	1,423,361	0.7%
COMMON STOCKS (continued)
Financials (continued)
Western Alliance Bancorp (I)	27,865	$1,370,958	0.6%
OTHER SECURITIES		30,763,805	13.8%
		50,234,074
Health care – 8.4%
Acadia Healthcare Company, Inc. (I)(L)	22,591	1,115,544	0.5%
Cambrex Corp. (I)	19,364	1,156,999	0.5%
Hill-Rom Holdings, Inc.	15,376	1,224,083	0.6%
Supernus Pharmaceuticals, Inc. (I)	40,824	1,759,514	0.8%
Tivity Health, Inc. (I)	30,633	1,220,725	0.6%
Wright Medical Group NV (I)	50,062	1,376,204	0.6%
OTHER SECURITIES		10,402,811	4.8%
		18,255,880
Industrials – 20.3%
ABM Industries, Inc.	32,684	1,357,040	0.6%
Albany International Corp., Class A	31,965	1,706,931	0.8%
Apogee Enterprises, Inc.	22,478	1,277,650	0.6%
BWX Technologies, Inc.	26,912	1,311,960	0.6%
Forward Air Corp.	22,955	1,223,042	0.6%
Old Dominion Freight Line, Inc.	12,317	1,173,071	0.5%
Orbital ATK, Inc.	12,981	1,276,811	0.6%
SPX Corp. (I)	58,468	1,471,055	0.7%
Waste Connections, Inc.	22,571	1,453,992	0.7%
OTHER SECURITIES		32,011,043	14.6%
		44,262,595
Information technology – 15.8%
Blackbaud, Inc.	17,831	1,529,008	0.7%
Coherent, Inc. (I)	8,841	1,989,137	0.9%
Jack Henry & Associates, Inc.	13,319	1,383,445	0.6%

43

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
MACOM Technology Solutions Holdings, Inc. (I)	23,072	$1,286,725	0.6%
Microsemi Corp. (I)	31,085	1,454,778	0.7%
Take-Two Interactive Software, Inc. (I)	28,385	2,082,891	1.0%
Tech Data Corp. (I)	15,770	1,592,770	0.7%
Zebra Technologies Corp., Class A (I)	16,110	1,619,377	0.8%
OTHER SECURITIES		21,454,860	9.8%
		34,392,991
Materials – 5.0%
Graphic Packaging Holding Company	118,729	1,636,086	0.8%
Minerals Technologies, Inc.	18,510	1,354,932	0.6%
PolyOne Corp.	29,391	1,138,607	0.5%
OTHER SECURITIES		6,869,687	3.1%
		10,999,312
Real estate – 2.1%		4,612,831	2.1%
Telecommunication services – 1.0%
Iridium Communications, Inc. (I)(L)	129,848	1,434,820	0.7%
OTHER SECURITIES		856,272	0.3%
		2,291,092
Utilities – 1.1%
UGI Corp.	30,532	1,478,054	0.7%
OTHER SECURITIES		943,567	0.4%
		2,421,621
TOTAL COMMON STOCKS (Cost $182,477,009)		$215,975,816
SECURITIES LENDING COLLATERAL – 4.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	934,318	9,348,694	4.3%
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,348,981)		$9,348,694
SHORT-TERM INVESTMENTS – 0.2%
Money market funds – 0.2%		477,602	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $477,602)		$477,602
Total Investments (Small Cap Opportunities Trust) (Cost $192,303,592) – 103.5%		$225,802,112	103.5%
Other assets and liabilities, net – (3.5%)		(7,683,642)	(3.5)%
TOTAL NET ASSETS – 100.0%		$218,118,470	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of 6-30-17.

Small Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 97.1%
Consumer discretionary – 3.4%
Fred’s, Inc., Class A (L)	601,572	$5,552,510	0.8%
Helen of Troy, Ltd. (I)	48,870	4,598,667	0.7%
Stage Stores, Inc. (L)	317,309	660,003	0.1%
The Cato Corp., Class A	255,906	4,501,387	0.7%
TRI Pointe Group, Inc. (I)	527,030	6,951,526	1.1%
		22,264,093
Consumer staples – 3.9%
C&C Group PLC	2,129,443	7,829,035	1.2%
Cranswick PLC	256,056	9,357,803	1.4%
Post Holdings, Inc. (I)	14,030	1,089,430	0.1%
Smart & Final Stores, Inc. (I)(L)	868,162	7,900,274	1.2%
		26,176,542
Energy – 4.2%
Diamondback Energy, Inc. (I)	11,466	1,018,295	0.1%
Dorian LPG, Ltd. (I)(L)	454,500	3,717,810	0.5%
Era Group, Inc. (I)	271,117	2,564,767	0.4%
Resolute Energy Corp. (I)(L)	150,930	4,493,186	0.7%
RSP Permian, Inc. (I)	16,870	544,395	0.1%
Scorpio Tankers, Inc.	1,516,670	6,021,180	0.9%
SEACOR Holdings, Inc. (I)	149,818	5,138,757	0.8%
SEACOR Marine Holdings, Inc. (I)	159,458	3,246,565	0.5%
Tesco Corp. (I)	326,398	1,452,471	0.2%
		28,197,426
Financials – 21.5%
1st Source Corp.	125,880	6,034,687	0.9%
Alleghany Corp. (I)	2,348	1,396,590	0.2%
Ares Capital Corp. (L)	36,876	604,029	0.1%
Assured Guaranty, Ltd.	19,290	805,165	0.1%
Banc of California, Inc. (L)	301,850	6,489,775	1.0%
FCB Financial Holdings, Inc., Class A (I)	87,440	4,175,260	0.6%
First Busey Corp.	272,423	7,987,442	1.2%
First Midwest Bancorp, Inc.	637,211	14,853,388	2.2%
Flushing Financial Corp.	297,996	8,400,507	1.3%
Great Western Bancorp, Inc.	303,726	12,395,058	1.9%
Hancock Holding Company	333,250	16,329,250	2.5%
International Bancshares Corp.	424,454	14,877,113	2.2%
Kemper Corp.	217,050	8,378,130	1.3%
MB Financial, Inc.	310,098	13,656,716	2.0%
Northwest Bancshares, Inc.	823,590	12,856,240	1.9%
Reinsurance Group of America, Inc.	12,240	1,571,494	0.2%
Solar Capital, Ltd.	325,964	7,128,833	1.1%
State National Companies, Inc.	132,471	2,434,817	0.4%
Webster Financial Corp.	25,720	1,343,098	0.2%
White Mountains Insurance Group, Ltd.	1,320	1,146,592	0.2%
		142,864,184
Health care – 7.4%
Allscripts Healthcare Solutions, Inc. (I)	897,127	11,447,341	1.7%
CorVel Corp. (I)	134,840	6,398,158	1.0%
Envision Healthcare Corp. (I)	19,140	1,199,504	0.2%
Haemonetics Corp. (I)	277,950	10,976,246	1.6%
ICU Medical, Inc. (I)	52,366	9,033,135	1.4%
Natus Medical, Inc. (I)	114,630	4,275,699	0.6%
Phibro Animal Health Corp., Class A	106,090	3,930,635	0.6%
STERIS PLC	22,030	1,795,445	0.3%
		49,056,163
Industrials – 32.0%
ACCO Brands Corp. (I)	775,770	9,037,721	1.4%
Albany International Corp., Class A	306,214	16,351,828	2.5%
Babcock & Wilcox Enterprises, Inc. (I)	359,030	4,222,193	0.6%
CIRCOR International, Inc.	137,832	8,184,464	1.2%
Clean Harbors, Inc. (I)	13,780	769,337	0.1%

44

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Cubic Corp.	289,670	$13,411,721	2.0%
ESCO Technologies, Inc.	241,592	14,410,963	2.2%
Essendant, Inc.	405,778	6,017,688	0.9%
Forward Air Corp.	142,120	7,572,154	1.1%
FTI Consulting, Inc. (I)	315,615	11,033,900	1.7%
GATX Corp. (L)	164,440	10,568,559	1.6%
Huron Consulting Group, Inc. (I)	182,911	7,901,755	1.2%
ICF International, Inc. (I)	83,520	3,933,792	0.6%
Luxfer Holdings PLC, ADR	469,655	6,006,887	0.9%
Matthews International Corp., Class A	183,520	11,240,600	1.7%
Mistras Group, Inc. (I)	364,103	7,999,343	1.2%
Mueller Industries, Inc.	503,860	15,342,537	2.3%
Primoris Services Corp.	357,590	8,918,295	1.3%
SP Plus Corp. (I)	354,468	10,828,997	1.6%
Steelcase, Inc., Class A	389,410	5,451,740	0.8%
Thermon Group Holdings, Inc. (I)	477,850	9,160,381	1.4%
TriMas Corp. (I)	632,601	13,189,731	2.0%
Tyman PLC	2,390,219	11,046,641	1.7%
		212,601,227
Information technology – 9.4%
Belden, Inc.	256,189	19,324,336	2.9%
CTS Corp.	319,030	6,891,048	1.0%
Diebold Nixdorf, Inc. (L)	321,240	8,994,720	1.4%
Forrester Research, Inc.	259,923	10,175,985	1.5%
Keysight Technologies, Inc. (I)	32,220	1,254,325	0.2%
ScanSource, Inc. (I)	155,860	6,281,158	0.9%
WNS Holdings, Ltd., ADR (I)	280,089	9,623,858	1.5%
		62,545,430
Materials – 6.8%
Deltic Timber Corp.	145,686	10,876,917	1.6%
Greif, Inc., Class A	246,240	13,735,267	2.1%
Neenah Paper, Inc.	76,160	6,111,840	0.9%
Orion Engineered Carbons SA	6,500	129,675	0.0%
Sensient Technologies Corp.	179,280	14,437,418	2.2%
		45,291,117
Real estate – 6.2%
Corporate Office Properties Trust	237,427	8,317,068	1.3%
DiamondRock Hospitality Company	564,398	6,180,158	0.9%
Education Realty Trust, Inc.	193,033	7,480,029	1.1%
Ramco-Gershenson Properties Trust	730,900	9,428,610	1.4%
Summit Hotel Properties, Inc.	520,159	9,700,965	1.5%
		41,106,830
Utilities – 2.3%
New Jersey Resources Corp.	122,208	4,851,658	0.7%
Spire, Inc.	108,040	7,535,790	1.2%
UGI Corp.	24,210	1,172,006	0.2%
Westar Energy, Inc.	8,780	465,516	0.1%
WGL Holdings, Inc.	10,710	893,535	0.1%
		14,918,505
TOTAL COMMON STOCKS (Cost $523,991,403)		$645,021,517
SECURITIES LENDING COLLATERAL – 4.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	3,030,538	30,323,265	4.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $30,324,010)		$30,323,265
SHORT-TERM INVESTMENTS – 2.7%
Repurchase agreement – 2.7%
Bank of America Tri-Party Repurchase Agreement dated 06/30/2017 at 1.090% to be repurchased at $18,301,662 on 07/03/2017, collateralized by $17,922,948 Government National Mortgage Association, 3.500% due 03/20/2047 (valued at $18,666,001, including interest)	$18,300,000	$18,300,000	2.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $18,300,000)		$18,300,000
Total Investments (Small Cap Value Trust) (Cost $572,615,413) – 104.4%		$693,644,782	104.4%
Other assets and liabilities, net – (4.4%)		(29,399,143)	(4.4)%
TOTAL NET ASSETS – 100.0%		$664,245,639	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

Small Company Growth Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 97.7%
Consumer discretionary – 11.0%
Brunswick Corp.	17,892	$1,122,365	0.9%
Penn National Gaming, Inc. (I)	53,875	1,152,925	0.9%
Pool Corp.	11,344	1,333,714	1.1%
Texas Roadhouse, Inc.	21,260	1,083,197	0.9%
OTHER SECURITIES		8,994,140	7.2%
		13,686,341
Consumer staples – 1.6%		1,989,704	1.6%
Energy – 3.7%		4,558,484	3.7%
Financials – 8.9%
American Financial Group, Inc.	11,299	1,122,782	0.9%
Cathay General Bancorp	30,451	1,155,615	0.9%
Cullen/Frost Bankers, Inc.	12,349	1,159,695	0.9%
MarketAxess Holdings, Inc.	6,048	1,216,254	1.0%
MB Financial, Inc.	24,436	1,076,161	0.9%
OTHER SECURITIES		5,307,408	4.3%
		11,037,915
Health care – 23.0%
Align Technology, Inc. (I)	7,895	1,185,197	1.0%
Bio-Techne Corp.	9,675	1,136,813	0.9%
Exelixis, Inc. (I)	58,997	1,453,096	1.2%
Halozyme Therapeutics, Inc. (I)(L)	86,206	1,105,161	0.9%
HealthEquity, Inc. (I)	31,690	1,579,113	1.3%
Hill-Rom Holdings, Inc.	13,300	1,058,813	0.9%
Integra LifeSciences Holdings Corp. (I)	20,997	1,144,546	0.9%
NxStage Medical, Inc. (I)	44,998	1,128,100	0.9%
PerkinElmer, Inc.	18,356	1,250,778	1.0%
OTHER SECURITIES		17,421,939	14.0%
		28,463,556

45

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials – 15.6%
Acuity Brands, Inc. (L)	5,611	$1,140,604	0.9%
AO Smith Corp.	22,111	1,245,513	1.0%
BWX Technologies, Inc.	22,632	1,103,310	0.9%
John Bean Technologies Corp.	12,824	1,256,752	1.0%
Knight Transportation, Inc.	38,963	1,443,579	1.2%
Lincoln Electric Holdings, Inc.	11,491	1,058,206	0.9%
Old Dominion Freight Line, Inc.	14,242	1,356,408	1.1%
The Brink’s Company	18,203	1,219,601	1.0%
TransDigm Group, Inc.	3,932	1,057,197	0.8%
Wabtec Corp. (L)	12,106	1,107,699	0.9%
OTHER SECURITIES		7,360,973	5.9%
		19,349,842
Information technology – 28.1%
Aspen Technology, Inc. (I)	23,627	1,305,628	1.0%
Booz Allen Hamilton Holding Corp.	36,720	1,194,869	1.0%
Cognex Corp.	14,618	1,241,068	1.0%
CommVault Systems, Inc. (I)	19,995	1,128,718	0.9%
CoStar Group, Inc. (I)	5,787	1,525,453	1.2%
Euronet Worldwide, Inc. (I)	14,676	1,282,242	1.0%
Fair Isaac Corp.	10,128	1,411,944	1.1%
Guidewire Software, Inc. (I)	19,336	1,328,577	1.1%
Littelfuse, Inc.	6,925	1,142,625	0.9%
MicroStrategy, Inc., Class A (I)	5,689	1,090,411	0.9%
Monolithic Power Systems, Inc.	12,779	1,231,896	1.0%
Power Integrations, Inc.	15,168	1,105,747	0.9%
Q2 Holdings, Inc. (I)	30,706	1,134,587	0.9%
Silicon Laboratories, Inc. (I)	17,438	1,191,887	1.0%
Take-Two Interactive Software, Inc. (I)	25,535	1,873,758	1.5%
The Ultimate Software Group, Inc. (I)	6,335	1,330,730	1.1%
Trimble, Inc. (I)	30,301	1,080,837	0.9%
Zebra Technologies Corp., Class A (I)	13,107	1,317,516	1.1%
OTHER SECURITIES		11,952,001	9.6%
		34,870,494
Materials – 4.0%
Berry Global Group, Inc. (I)	25,262	1,440,187	1.1%
Martin Marietta Materials, Inc.	6,798	1,513,099	1.2%
PolyOne Corp.	27,623	1,070,115	0.9%
OTHER SECURITIES		969,601	0.8%
		4,993,002
Real estate – 1.8%		2,282,976	1.8%
TOTAL COMMON STOCKS (Cost $94,715,424)		$121,232,314
SECURITIES LENDING COLLATERAL – 7.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	950,890	9,514,515	7.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,514,873)		$9,514,515
SHORT-TERM INVESTMENTS – 2.5%
Money market funds – 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.8262% (Y)	3,093,510	3,093,510	2.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,093,510)		$3,093,510
Total Investments (Small Company Growth Trust) (Cost $107,323,807) – 107.9%		$133,840,339	107.9%
Other assets and liabilities, net – (7.9%)		(9,814,565)	(7.9)%
TOTAL NET ASSETS – 100.0%		$124,025,774	100.0%

Small Company Growth Trust (continued)

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

Small Company Value Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 97.9%
Consumer discretionary – 10.8%
Aaron’s, Inc.	70,600	$2,746,340	1.0%
Capella Education Company	25,500	2,182,800	0.8%
Cavco Industries, Inc. (I)	15,100	1,957,715	0.7%
Dorman Products, Inc. (I)	31,200	2,582,424	0.9%
LCI Industries	24,200	2,478,080	0.9%
Pool Corp.	24,900	2,927,493	1.1%
OTHER SECURITIES		14,996,329	5.4%
		29,871,181
Consumer staples – 3.7%
Nomad Foods, Ltd. (I)	177,700	2,507,347	0.9%
OTHER SECURITIES		7,816,544	2.8%
		10,323,891
Energy – 4.0%
Matador Resources Company (I)(L)	89,000	1,901,930	0.7%
OTHER SECURITIES		9,003,273	3.3%
		10,905,203
Financials – 29.6%
BankUnited, Inc.	89,100	3,003,561	1.1%
CBOE Holdings, Inc.	21,740	1,987,036	0.7%
Columbia Banking System, Inc.	74,700	2,976,795	1.1%
East West Bancorp, Inc.	87,300	5,114,034	1.9%
Glacier Bancorp, Inc.	70,700	2,588,327	0.9%
Green Dot Corp., Class A (I)	59,300	2,284,829	0.8%
Home BancShares, Inc.	216,000	5,378,400	1.9%
National Bank Holdings Corp., Class A	71,400	2,364,054	0.9%
Popular, Inc.	64,700	2,698,637	1.0%
ProAssurance Corp.	51,700	3,143,360	1.1%
Prosperity Bancshares, Inc.	47,100	3,025,704	1.1%
Radian Group, Inc.	130,600	2,135,310	0.8%
SVB Financial Group (I)	20,600	3,621,274	1.3%
Texas Capital Bancshares, Inc. (I)	27,400	2,120,760	0.8%
Towne Bank	89,900	2,768,920	1.0%
Webster Financial Corp.	42,450	2,216,739	0.8%
Wintrust Financial Corp.	30,700	2,346,708	0.9%
OTHER SECURITIES		31,913,592	11.5%
		81,688,040
Health care – 6.9%
Atrion Corp.	5,485	3,528,501	1.3%
Haemonetics Corp. (I)	48,000	1,895,520	0.7%
Halyard Health, Inc. (I)	57,100	2,242,888	0.8%
WellCare Health Plans, Inc. (I)	12,400	2,226,544	0.8%
West Pharmaceutical Services, Inc.	35,900	3,393,268	1.2%
OTHER SECURITIES		5,812,284	2.1%
		19,099,005
Industrials – 12.9%
Beacon Roofing Supply, Inc. (I)	44,300	2,170,700	0.8%
ESCO Technologies, Inc.	45,400	2,708,110	1.0%
Landstar System, Inc.	50,000	4,280,000	1.5%
OTHER SECURITIES		26,473,477	9.6%
		35,632,287

46

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology – 10.0%
Advanced Energy Industries, Inc. (I)	28,800	$1,863,072	0.7%
Belden, Inc.	50,400	3,801,672	1.4%
Knowles Corp. (I)(L)	116,300	1,967,796	0.7%
Littelfuse, Inc.	24,576	4,055,040	1.5%
SYNNEX Corp.	18,600	2,231,256	0.8%
OTHER SECURITIES		13,575,402	4.9%
		27,494,238
Materials – 4.8%
KMG Chemicals, Inc.	40,700	1,980,869	0.7%
Minerals Technologies, Inc.	30,500	2,232,600	0.8%
Myers Industries, Inc.	115,100	2,066,045	0.8%
OTHER SECURITIES		6,959,939	2.5%
		13,239,453
Real estate – 8.6%
Cedar Realty Trust, Inc.	424,400	2,058,340	0.8%
EastGroup Properties, Inc.	32,600	2,731,880	1.0%
Potlatch Corp.	40,700	1,859,990	0.7%
PS Business Parks, Inc.	15,700	2,078,523	0.8%
OTHER SECURITIES		14,927,447	5.3%
		23,656,180
Utilities – 6.6%
Chesapeake Utilities Corp.	34,300	2,570,785	0.9%
NorthWestern Corp.	37,800	2,306,556	0.8%
ONE Gas, Inc.	44,400	3,099,564	1.1%
PNM Resources, Inc.	85,800	3,281,850	1.2%
OTHER SECURITIES		6,972,725	2.6%
		18,231,480
TOTAL COMMON STOCKS (Cost $181,019,285)		$270,140,958
SECURITIES LENDING COLLATERAL – 2.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	730,719	7,311,503	2.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,311,683)		$7,311,503
SHORT-TERM INVESTMENTS – 1.8%
Money market funds – 1.8%
T. Rowe Price Government Money Fund, 0.9816% (Y)	4,526,280	4,526,280	1.7%
OTHER SECURITIES		327,106	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,853,386)		$4,853,386
Total Investments (Small Company Value Trust) (Cost $193,184,354) – 102.3%		$282,305,847	102.3%
Other assets and liabilities, net – (2.3%)		(6,298,368)	(2.3)%
TOTAL NET ASSETS – 100.0%		$276,007,479	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of 6-30-17.

Strategic Equity Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 96.8%
Consumer discretionary – 11.7%
Amazon.com, Inc. (I)	119,546	$115,720,528	1.0%
Comcast Corp., Class A	1,426,156	55,505,992	0.5%
McDonald’s Corp. (L)	245,619	37,619,006	0.4%
The Home Depot, Inc.	360,270	55,265,418	0.5%
The Walt Disney Company	438,356	46,575,325	0.4%
Toyota Motor Corp.	670,800	35,259,572	0.3%
OTHER SECURITIES		981,014,961	8.6%
		1,326,960,802
Consumer staples – 8.9%
Altria Group, Inc.	582,100	43,348,987	0.4%
British American Tobacco PLC	479,135	32,649,638	0.3%
Nestle SA	799,862	69,762,084	0.6%
PepsiCo, Inc.	430,453	49,713,017	0.5%
Philip Morris International, Inc.	468,022	54,969,184	0.5%
The Coca-Cola Company	1,158,723	51,968,727	0.5%
The Procter & Gamble Company	770,651	67,162,235	0.6%
Wal-Mart Stores, Inc.	445,146	33,688,649	0.3%
OTHER SECURITIES		602,263,280	5.2%
		1,005,525,801
Energy – 5.1%
Chevron Corp.	570,994	59,571,804	0.5%
Exxon Mobil Corp.	1,276,966	103,089,465	0.9%
Royal Dutch Shell PLC, A Shares	1,138,124	30,238,475	0.3%
Royal Dutch Shell PLC, B Shares	962,430	25,837,777	0.2%
OTHER SECURITIES		362,145,881	3.2%
		580,883,402
Financials – 16.5%
Bank of America Corp.	2,998,917	72,753,726	0.7%
Berkshire Hathaway, Inc., Class B (I)	572,393	96,946,202	0.9%
Citigroup, Inc.	829,711	55,491,072	0.5%
HSBC Holdings PLC	5,104,579	47,380,516	0.4%
JPMorgan Chase & Co.	1,070,587	97,851,652	0.9%
State Street Corp.	106,597	9,564,949	0.1%
Wells Fargo & Company	1,355,196	75,091,410	0.7%
OTHER SECURITIES		1,416,922,794	12.3%
		1,872,002,321
Health care – 12.6%
AbbVie, Inc.	479,606	34,776,231	0.3%
Amgen, Inc.	221,759	38,193,553	0.4%
Johnson & Johnson	811,756	107,387,201	1.0%
Medtronic PLC	412,543	36,613,191	0.3%
Merck & Company, Inc.	824,226	52,824,644	0.5%
Novartis AG	573,901	47,936,004	0.4%
Pfizer, Inc.	1,798,368	60,407,181	0.5%
Roche Holding AG	180,559	46,135,505	0.4%
UnitedHealth Group, Inc.	290,378	53,841,889	0.5%
OTHER SECURITIES		952,366,547	8.3%
		1,430,481,946
Industrials – 11.8%
3M Company	180,064	37,487,524	0.3%
General Electric Company	2,624,298	70,882,289	0.6%
Honeywell International, Inc.	229,729	30,620,578	0.3%
The Boeing Company	169,148	33,449,017	0.3%
OTHER SECURITIES		1,161,982,044	10.3%
		1,334,421,452
Information technology – 16.0%
Alphabet, Inc., Class A (I)	89,687	83,380,210	0.8%
Alphabet, Inc., Class C (I)	89,920	81,713,002	0.7%
Apple, Inc.	1,571,168	226,279,615	2.0%
Cisco Systems, Inc.	1,506,719	47,160,305	0.4%

47

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Facebook, Inc., Class A (I)	712,296	$107,542,450	1.0%
IBM Corp.	257,625	39,630,454	0.4%
Intel Corp.	1,418,957	47,875,609	0.4%
Mastercard, Inc., Class A	282,624	34,324,685	0.3%
Microsoft Corp.	2,326,495	160,365,300	1.4%
Oracle Corp.	905,130	45,383,218	0.4%
Visa, Inc., Class A	556,298	52,169,626	0.5%
OTHER SECURITIES		890,571,379	7.7%
		1,816,395,853
Materials – 4.7%		531,410,411	4.7%
Real estate – 3.7%
GGP, Inc.	175,475	4,134,191	0.1%
OTHER SECURITIES		414,954,840	3.6%
		419,089,031
Telecommunication services – 2.5%
AT&T, Inc.	1,852,634	69,899,881	0.6%
Verizon Communications, Inc.	1,229,289	54,900,047	0.5%
OTHER SECURITIES		164,502,133	1.4%
		289,302,061
Utilities – 3.3%		375,880,485	3.3%
TOTAL COMMON STOCKS (Cost $7,717,885,473)		$10,982,353,565
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%		11,288,479	0.1%
Consumer staples – 0.1%		6,300,087	0.1%
Materials – 0.0%		965,574	0.0%
TOTAL PREFERRED SECURITIES (Cost $16,609,866)		$18,554,140
RIGHTS – 0.0%
TOTAL RIGHTS (Cost $62,999)		$52,135
SECURITIES LENDING COLLATERAL – 1.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	19,411,874	194,233,269	1.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $194,239,525)		$194,233,269
SHORT-TERM INVESTMENTS – 2.6%
U.S. Government Agency – 0.9%
Federal Home Loan Bank Discount Note 0.900%, 07/19/2017*	$25,600,000	$25,588,480	0.2%
Federal Home Loan Bank Discount Note 1.000%, 08/21/2017*	80,000,000	79,886,667	0.7%
		105,475,147
Repurchase agreement – 1.7%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $193,125,472 on 07/03/2017, collateralized by $64,070,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $62,755,284, including interest) and by $129,185,000 U.S. Treasury Bonds, 3.000% due 05/15/2045 (valued at $134,237,684, including interest)	193,120,000	193,120,000	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $298,595,147)		$298,595,147
Total Investments (Strategic Equity Allocation Trust) (Cost $8,227,393,010) – 101.3%		$11,493,788,256	101.3%
Other assets and liabilities, net – (1.3%)		(143,627,444)	(1.3)%
TOTAL NET ASSETS – 100.0%		$11,350,160,812	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	1,462	Long	Sep 2017	$138,874,195	$138,129,760	($744,435)
Russell 2000 Mini Index Futures	159	Long	Sep 2017	11,308,114	11,243,685	(64,429)
S&P 500 Index E-Mini Futures	1,304	Long	Sep 2017	158,460,751	157,842,680	(618,071)
S&P Mid 400 Index E-Mini Futures	224	Long	Sep 2017	39,214,769	39,112,640	(102,129)
						($1,529,064)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 95.0%
Consumer discretionary – 12.4%
Amazon.com, Inc. (I)	12,860	$12,448,480	1.6%
Comcast Corp., Class A	129,370	5,035,080	0.7%
McDonald’s Corp.	22,481	3,443,190	0.5%
NIKE, Inc., Class B	45,080	2,659,720	0.4%
The Home Depot, Inc.	32,962	5,056,371	0.7%
The Priceline Group, Inc. (I)	1,338	2,502,756	0.3%
The Walt Disney Company	42,986	4,567,263	0.6%
OTHER SECURITIES		60,311,951	7.6%
		96,024,811
Consumer staples – 8.4%
Altria Group, Inc.	52,725	3,926,431	0.5%
PepsiCo, Inc.	38,746	4,474,776	0.6%
Philip Morris International, Inc.	41,946	4,926,558	0.6%
Reynolds American, Inc.	38,580	2,509,243	0.3%
The Coca-Cola Company	116,588	5,228,972	0.7%
The Kraft Heinz Company	32,941	2,821,067	0.4%
The Procter & Gamble Company	72,355	6,305,738	0.8%
Wal-Mart Stores, Inc.	83,146	6,292,489	0.8%
OTHER SECURITIES		28,675,104	3.7%
		65,160,378
Energy – 6.1%
Chevron Corp.	51,021	5,323,021	0.7%
Exxon Mobil Corp.	112,080	9,048,218	1.2%
OTHER SECURITIES		32,843,543	4.2%
		47,214,782
Financials – 14.3%
Bank of America Corp.	273,324	6,630,840	0.9%
Berkshire Hathaway, Inc., Class B (I)	66,670	11,291,898	1.5%
Citigroup, Inc.	77,160	5,160,461	0.7%
JPMorgan Chase & Co.	96,684	8,836,918	1.2%
State Street Corp.	10,409	934,000	0.1%
Wells Fargo & Company	135,569	7,511,878	1.0%
OTHER SECURITIES		69,825,123	8.9%
		110,191,118
Health care – 12.4%
AbbVie, Inc.	44,146	3,201,026	0.4%
Amgen, Inc.	20,151	3,470,607	0.5%
Bristol-Myers Squibb Company	45,239	2,520,717	0.3%
Celgene Corp. (I)	21,003	2,727,660	0.4%
Gilead Sciences, Inc.	35,677	2,525,218	0.4%
Johnson & Johnson	73,550	9,729,930	1.3%
Merck & Company, Inc.	74,614	4,782,011	0.6%
Pfizer, Inc.	164,224	5,516,284	0.7%
UnitedHealth Group, Inc.	26,026	4,825,741	0.6%
OTHER SECURITIES		56,039,727	7.2%
		95,338,921
Industrials – 9.8%
3M Company	16,248	3,382,671	0.5%
General Electric Company	239,176	6,460,144	0.9%
Honeywell International, Inc.	20,584	2,743,641	0.4%
The Boeing Company	16,760	3,314,290	0.4%
United Parcel Service, Inc., Class B	23,583	2,608,044	0.4%
United Technologies Corp.	22,250	2,716,948	0.4%
OTHER SECURITIES		54,728,653	6.8%
		75,954,391
Information technology – 19.9%
Alphabet, Inc., Class C (I)	18,652	16,949,632	2.2%
Apple, Inc.	144,236	20,772,868	2.7%
Cisco Systems, Inc.	135,730	4,248,349	0.6%
Facebook, Inc., Class A (I)	78,003	11,776,893	1.5%
COMMON STOCKS (continued)
Information technology (continued)
IBM Corp.	25,701	$3,953,585	0.5%
Intel Corp.	128,154	4,323,916	0.6%
Mastercard, Inc., Class A	29,475	3,579,739	0.5%
Microsoft Corp.	210,345	14,499,081	1.9%
Oracle Corp.	111,048	5,567,947	0.7%
Visa, Inc., Class A	57,604	5,402,103	0.7%
OTHER SECURITIES		62,446,691	8.0%
		153,520,804
Materials – 3.1%		23,545,253	3.1%
Real estate – 3.7%		28,474,883	3.7%
Telecommunication services – 2.0%
AT&T, Inc.	165,991	6,262,840	0.8%
Verizon Communications, Inc.	110,127	4,918,272	0.7%
OTHER SECURITIES		4,123,256	0.5%
		15,304,368
Utilities – 2.9%		22,107,615	2.9%
TOTAL COMMON STOCKS (Cost $417,962,223)		$732,837,324
CONVERTIBLE BONDS – 0.0%
Health care – 0.0%		522	0.0%
TOTAL CONVERTIBLE BONDS (Cost $779)		$522
WARRANTS – 0.0%
TOTAL WARRANTS (Cost $19,102)		$1,299
SECURITIES LENDING COLLATERAL – 2.2%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,646,876	16,478,478	2.2%
TOTAL SECURITIES LENDING COLLATERAL (Cost $16,479,429)		$16,478,478
SHORT-TERM INVESTMENTS – 5.4%
Repurchase agreement – 5.4%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $41,671,181 on 07/03/2017, collateralized by $39,330,000 U.S. Treasury Bonds, 3.000% due 05/15/2045 (valued at $40,868,275, including interest) and $1,670,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $1,635,732, including interest)	$41,670,000	41,670,000	5.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $41,670,000)		$41,670,000
Total Investments (Total Stock Market Index Trust) (Cost $476,131,533) – 102.6%		$790,987,623	102.6%
Other assets and liabilities, net – (2.6%)		(19,736,974)	(2.6)%
TOTAL NET ASSETS – 100.0%		$771,250,649	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

49

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 Mini Index Futures	79	Long	Sep 2017	$5,661,022	$5,586,485	($74,537)
S&P 500 Index Futures	60	Long	Sep 2017	36,455,896	36,313,500	(142,396)
S&P Mid 400 Index E-Mini Futures	14	Long	Sep 2017	2,450,886	2,444,540	(6,346)
						($223,279)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Utilities Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 94.3%
Consumer discretionary – 4.7%
Altice USA, Inc., Class A (I)	83,677	$2,702,767	0.8%
Charter Communications, Inc., Class A (I)	12,101	4,076,222	1.3%
Comcast Corp., Class A	160,897	6,262,111	1.9%
OTHER SECURITIES		2,327,967	0.7%
		15,369,067
Energy – 17.5%
Cheniere Energy, Inc. (I)	73,842	3,596,844	1.1%
Enbridge, Inc.	148,163	5,902,298	1.8%
Energy Transfer Partners LP (L)	346,677	7,068,744	2.2%
Enterprise Products Partners LP	281,261	7,616,548	2.3%
EQT Midstream Partners LP	60,689	4,529,220	1.4%
Plains GP Holdings LP, Class A	111,450	2,915,532	0.9%
Targa Resources Corp.	52,916	2,391,803	0.7%
The Williams Companies, Inc.	108,470	3,284,472	1.0%
TransCanada Corp.	92,117	4,391,327	1.4%
Williams Partners LP (L)	71,580	2,871,074	0.9%
OTHER SECURITIES		12,235,124	3.8%
		56,802,986
Industrials – 0.5%		1,679,040	0.5%
Real estate – 2.5%
American Tower Corp.	55,438	7,335,556	2.2%
OTHER SECURITIES		828,691	0.3%
		8,164,247
Telecommunication services – 11.5%
Cellnex Telecom SA (S)	158,895	3,283,800	1.0%
Com Hem Holding AB	585,824	8,142,106	2.5%
Hellenic Telecommunications Organization SA	209,127	2,517,192	0.8%
KDDI Corp.	91,600	2,422,602	0.7%
Koninklijke KPN NV	1,089,859	3,488,161	1.1%
Mobile TeleSystems PJSC, ADR	281,114	2,355,735	0.7%
Orange SA	169,048	2,690,383	0.8%
TDC A/S	401,565	2,335,257	0.7%
OTHER SECURITIES		10,274,107	3.2%
		37,509,343
Utilities – 57.6%
AES Corp.	433,166	4,812,474	1.5%
Ameren Corp.	51,963	2,840,817	0.9%
American Electric Power Company, Inc.	114,387	7,946,465	2.4%
Avangrid, Inc.	67,840	2,995,136	0.9%
Calpine Corp. (I)	530,926	7,183,429	2.2%
China Resources Gas Group, Ltd.	924,000	3,151,193	1.0%
DTE Energy Company	25,819	2,731,392	0.8%
Duke Energy Corp.	66,573	5,564,837	1.7%
Common stocks (continued)
Utilities (continued)
Dynegy, Inc. (I)	359,224	$2,970,782	0.9%
Edison International	50,205	3,925,529	1.2%
EDP – Energias de Portugal SA	1,391,949	4,553,371	1.4%
EDP Renovaveis SA	1,604,071	12,750,406	3.9%
Enel SpA	1,954,846	10,484,800	3.2%
Exelon Corp.	597,659	21,557,560	6.6%
Great Plains Energy, Inc.	64,598	1,891,429	0.6%
Iberdrola SA	639,280	5,065,920	1.6%
NextEra Energy Partners LP	115,021	4,254,627	1.3%
NextEra Energy, Inc.	101,852	14,272,521	4.4%
NRG Energy, Inc.	329,607	5,675,833	1.7%
NRG Yield, Inc., Class A	144,768	2,469,742	0.8%
NRG Yield, Inc., Class C (L)	128,504	2,261,670	0.7%
PG&E Corp.	143,338	9,513,343	2.9%
PPL Corp.	340,612	13,168,060	4.0%
Public Service Enterprise Group, Inc.	72,053	3,099,000	1.0%
Sempra Energy	105,634	11,910,234	3.7%
SSE PLC	222,962	4,218,727	1.3%
Suez	146,745	2,717,195	0.8%
OTHER SECURITIES		13,450,744	4.2%
		187,437,236
TOTAL COMMON STOCKS (Cost $293,189,981)		$306,961,919
PREFERRED SECURITIES – 5.3%
Energy – 0.8%
Anadarko Petroleum Corp., 7.500% (L)	60,689	2,493,650	0.8%
Real estate – 0.6%
American Tower Corp., 5.500%	16,325	1,979,080	0.6%
Telecommunication services – 0.3%		998,340	0.3%
Utilities – 3.6%
Dominion Energy, Inc., 6.750%	52,196	2,626,503	0.8%
Dynegy, Inc., 5.375%	44,486	1,289,204	0.4%
Dynegy, Inc., 7.000%	14,168	854,755	0.3%
Great Plains Energy, Inc., 7.000%	31,421	1,666,570	0.5%
NextEra Energy, Inc., 6.123%	66,445	3,588,694	1.1%
NextEra Energy, Inc., 6.371%	26,778	1,717,541	0.5%
		11,743,267
TOTAL PREFERRED SECURITIES (Cost $22,109,696)		$17,214,337
SECURITIES LENDING COLLATERAL – 3.1%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,010,223	10,108,192	3.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,108,207)		$10,108,192

50

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS – 0.8%
U.S. Government Agency – 0.6%	$1,988,000	0.6%
Repurchase agreement – 0.2%	522,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,509,950)	$2,510,000
Total Investments (Utilities Trust) (Cost $327,917,834) – 103.5%	$336,794,448	103.5%
Other assets and liabilities, net – (3.5%)	(11,372,998)	(3.5)%
TOTAL NET ASSETS – 100.0%	$325,421,450	100.0%

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	92,647	USD	69,992	Barclays Bank PLC Wholesale	8/10/2017	$1,497	—
CAD	71,015	USD	53,582	Deutsche Bank AG London	8/10/2017	1,215	—
CAD	90,315	USD	68,328	Goldman Sachs International	8/10/2017	1,361	—
CAD	31,222	USD	23,973	JPMorgan Chase Bank N.A.	8/10/2017	119	—
CAD	218,898	USD	166,004	Morgan Stanley Capital Services, Inc.	8/10/2017	2,905	—
EUR	254,683	USD	285,968	BNP Paribas SA	8/10/2017	5,454	—
EUR	68,606	USD	77,005	Deutsche Bank AG London	8/10/2017	1,498	—
EUR	98,954	USD	110,651	JPMorgan Chase Bank N.A.	8/10/2017	2,577	—
EUR	235,708	USD	265,924	Morgan Stanley Capital Services, Inc.	8/10/2017	3,787	—
GBP	146,791	USD	191,155	BNP Paribas SA	8/10/2017	249	—
GBP	1,856	USD	2,370	UBS AG	8/10/2017	49	—
USD	19,071	CAD	25,389	BNP Paribas SA	8/10/2017	—	($519)
USD	118,560	CAD	156,739	Deutsche Bank AG London	8/10/2017	—	(2,384)
USD	363,019	CAD	488,299	Goldman Sachs International	8/10/2017	—	(13,766)
USD	264,604	CAD	352,999	JPMorgan Chase Bank N.A.	8/10/2017	—	(7,780)
USD	7,014,374	CAD	9,444,363	Merrill Lynch International	8/10/2017	—	(273,148)
USD	636,671	EUR	578,000	Barclays Bank PLC Wholesale	7/19/2017	—	(23,965)
USD	518,708	EUR	471,000	BNP Paribas SA	7/19/2017	—	(19,631)
USD	4,648,047	EUR	4,160,182	Morgan Stanley Capital Services, Inc.	7/19/2017	—	(106,910)
USD	916,303	EUR	812,594	BNP Paribas SA	8/10/2017	—	(13,514)
USD	220,768	EUR	195,307	Citibank N.A.	8/10/2017	—	(2,714)
USD	832,292	EUR	741,000	Deutsche Bank AG London	8/10/2017	—	(15,602)
USD	875,863	EUR	774,586	HSBC Bank USA	8/10/2017	—	(10,462)
USD	23,056,974	EUR	20,394,764	JPMorgan Chase Bank N.A.	8/10/2017	—	(279,863)
USD	1,816,353	EUR	1,606,113	Morgan Stanley Capital Services, Inc.	8/10/2017	—	(21,452)
USD	4,853,402	GBP	3,759,340	Merrill Lynch International	8/10/2017	—	(48,482)
						$20,711	$(840,192)

Derivatives currency abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

51

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Value Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS – 96.8%
Consumer discretionary – 9.8%
Advance Auto Parts, Inc.	75,435	$8,794,967	1.8%
Regal Entertainment Group, Class A	419,767	8,588,433	1.7%
Royal Caribbean Cruises, Ltd.	168,570	18,412,901	3.8%
Scripps Networks Interactive, Inc., Class A	183,183	12,513,231	2.5%
		48,309,532
Consumer staples – 2.3%
Conagra Brands, Inc.	318,140	11,376,686	2.3%
Energy – 6.3%
Devon Energy Corp.	417,369	13,343,287	2.7%
Marathon Oil Corp.	683,303	8,097,141	1.7%
TechnipFMC PLC (I)	344,829	9,379,349	1.9%
		30,819,777
Financials – 25.4%
Arthur J. Gallagher & Company	236,514	13,540,427	2.8%
Comerica, Inc.	261,901	19,181,629	3.9%
KeyCorp	1,013,238	18,988,080	3.9%
Stifel Financial Corp. (I)	274,656	12,628,683	2.6%
Voya Financial, Inc.	352,012	12,985,723	2.6%
Willis Towers Watson PLC	108,478	15,779,210	3.2%
Wintrust Financial Corp.	199,261	15,231,511	3.1%
Zions Bancorporation	367,138	16,121,030	3.3%
		124,456,293
Health care – 7.7%
AmerisourceBergen Corp.	127,605	12,062,501	2.5%
HealthSouth Corp.	266,616	12,904,214	2.6%
Mylan NV (I)	328,869	12,766,695	2.6%
		37,733,410
Industrials – 14.7%
Babcock & Wilcox Enterprises, Inc. (I)	105,257	1,237,822	0.2%
Clean Harbors, Inc. (I)	73,122	4,082,401	0.8%
Fluor Corp.	247,346	11,323,500	2.3%
Ingersoll-Rand PLC	110,719	10,118,609	2.1%
Johnson Controls International PLC	271,797	11,785,118	2.4%
Kirby Corp. (I)	146,174	9,771,732	2.0%
Ryder System, Inc.	76,146	5,480,989	1.1%
Textron, Inc.	390,869	18,409,930	3.8%
		72,210,101
Information technology – 14.5%
ARRIS International PLC (I)	245,514	6,879,302	1.4%
Ciena Corp. (I)	645,667	16,154,588	3.3%
Citrix Systems, Inc. (I)	28,300	2,252,114	0.4%
Diebold Nixdorf, Inc.	379,923	10,637,844	2.2%
Keysight Technologies, Inc. (I)	398,793	15,525,011	3.2%
Teradata Corp. (I)	329,464	9,715,893	2.0%
Zebra Technologies Corp., Class A (I)	98,429	9,894,083	2.0%
		71,058,835
COMMON STOCKS (continued)
Materials – 5.4%
Eastman Chemical Company	202,003	$16,966,232	3.4%
W.R. Grace & Company	134,518	9,686,641	2.0%
		26,652,873
Real estate – 6.6%
Forest City Realty Trust, Inc., Class A	500,462	12,096,167	2.5%
Liberty Property Trust	244,961	9,972,362	2.0%
Life Storage, Inc.	135,943	10,073,376	2.1%
		32,141,905
Utilities – 4.1%
Edison International	126,096	9,859,446	2.0%
FirstEnergy Corp.	346,920	10,116,187	2.1%
		19,975,633
TOTAL COMMON STOCKS (Cost $411,280,697)		$474,735,045
SHORT-TERM INVESTMENTS – 2.4%
Money market funds – 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.8262% (Y)	11,820,598	11,820,598	2.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $11,820,598)		$11,820,598
Total Investments (Value Trust) (Cost $423,101,295) – 99.2%		$486,555,643	99.2%
Other assets and liabilities, net – 0.8%		3,688,638	0.8%
TOTAL NET ASSETS – 100.0%		$490,244,281	100.0%

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

52

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-17:

Alpha Opportunities Trust
United States	88.0%
Switzerland	2.2%
Canada	2.0%
United Kingdom	1.8%
Ireland	1.4%
China	1.0%
Other countries	3.6%
Total	100.0%

Capital Appreciation Trust
United States	88.6%
China	7.3%
Spain	1.7%
Germany	1.6%
Other countries	0.8%
Total	100.0%

Financial Industries Trust
United States	79.7%
United Kingdom	4.9%
Bermuda	3.2%
Switzerland	2.6%
Denmark	2.1%
France	2.0%
Ireland	1.8%
Spain	1.5%
Norway	1.2%
Other countries	1.0%
Total	100.0%

Fundamental Large Cap Value Trust
United States	88.9%
Switzerland	2.4%
Ireland	2.2%
Belgium	1.5%
Canada	1.4%
Netherlands	1.3%
United Kingdom	1.2%
France	1.1%
Total	100.0%

Health Sciences Trust
United States	88.2%
Ireland	4.8%
United Kingdom	2.0%
France	1.2%
Other countries	3.8%
Total	100.0%

Mid Value Trust
United States	89.7%
Ireland	2.9%
Canada	2.3%
Bermuda	1.9%
Denmark	1.3%
Other countries	1.9%
Total	100.0%

Mutual Shares Trust
United States	77.1%
United Kingdom	6.6%
Switzerland	3.7%
Ireland	3.4%
Netherlands	2.3%
Bermuda	1.6%
South Korea	1.5%
Israel	1.1%
Finland	1.0%
Other countries	1.7%
Total	100.0%

Science & Technology Trust
United States	81.4%
China	5.4%
United Kingdom	3.0%
Netherlands	2.2%
Switzerland	2.0%
South Korea	1.7%
Ireland	1.4%
Other countries	2.9%
Total	100.0%

Strategic Equity Allocation Trust
United States	67.5%
Japan	7.3%
United Kingdom	5.3%
Switzerland	3.3%
France	3.2%
Germany	2.9%
Australia	2.2%
Netherlands	1.3%
Spain	1.1%
Hong Kong	1.0%
Other countries	4.9%
Total	100.0%

Utilities Trust
United States	67.4%
Spain	6.5%
Canada	3.7%
Italy	3.2%
Sweden	2.5%
United Kingdom	2.1%
Portugal	2.1%
France	1.7%
Brazil	1.6%
Netherlands	1.1%
Other countries	8.1%
Total	100.0%

53

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	500 Index Trust B	Alpha Opportunities Trust	American Asset Allocation Trust	American Global Growth Trust
Unaffiliated investments, at value	$4,583,474,226	$142,448,557	$1,553,683,584	$228,815,117
Affiliated investments, at value	24,503,878	—	—	—
Repurchase agreements, at value	105,730,000	4,300,000	—	—
Total investments, at value	4,713,708,104	146,748,557	1,553,683,584	228,815,117
Cash	54,685	52,640	—	107,415
Foreign currency, at value	—	8,503	—	—
Cash held at broker for futures contracts	7,620,000	—	—	—
Receivable for investments sold	—	775,995	812,242	4,016,018
Receivable for fund shares sold	—	—	114,336	—
Dividends and interest receivable	4,503,597	183,556	—	—
Receivable for securities lending income	7,601	—	—	—
Receivable for futures variation margin	71,313	—	—	—
Receivable due from advisor	37,345	—	—	—
Other assets	10,155	—	2,453	330
Total assets	4,726,012,800	147,769,251	1,554,612,615	232,938,880

Liabilities
Payable for investments purchased	—	1,342,225	—	—
Payable for fund shares repurchased	10,716,350	9,528	846,488	4,004,585
Payable upon return of securities loaned	24,506,061	—	—	—
Payable to affiliates
Accounting and legal services fees	182,833	4,275	59,830	9,117
Trustees’ fees	1,449	789	818	—
Other liabilities and accrued expenses	134,623	55,351	25,668	19,034
Total liabilities	35,541,316	1,412,168	932,804	4,032,736
Net assets	$4,690,471,484	$146,357,083	$1,553,679,811	$228,906,144

Net assets consist of
Paid-in capital	$2,570,358,041	$100,095,907	$914,158,288	$187,539,354
Undistributed net investment income (loss)	58,733,861	598,991	(108,462)	(430,938)
Accumulated undistributed net realized gain (loss) on investments	32,306,352	24,912,628	173,173,313	26,645,293
Net unrealized appreciation (depreciation) on investments	2,029,073,230	20,749,557	466,456,672	15,152,435
Net assets	$4,690,471,484	$146,357,083	$1,553,679,811	$228,906,144
Unaffiliated investments, including repurchase agreements, at cost	$2,659,303,199	$126,001,167	$1,087,226,912	$213,662,682
Affiliated investments, at cost	$24,504,755	—	—	—
Foreign currency, at cost	—	$8,499	—	—
Securities loaned, unaffiliated investments, at value	$23,952,803	—	—	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$2,872,893,478	$453,925	$267,637,482	$16,261,527
Shares outstanding	96,392,829	41,275	18,551,957	1,023,212
Net asset value, offering price and redemption price per share	$29.80	$11.00	$14.43	$15.89

Series II
Net assets	$68,303,309	—	$1,146,255,741	$180,800,185
Shares outstanding	2,292,133	—	79,475,722	11,408,390
Net asset value, offering price and redemption price per share	$29.80	—	$14.42	$15.85

Series III
Net assets	—	—	$139,786,588	$31,844,432
Shares outstanding	—	—	9,674,090	2,006,151
Net asset value, offering price and redemption price per share	—	—	$14.45	$15.87

Series NAV
Net assets	$1,749,274,697	$145,903,158	—	—
Shares outstanding	58,689,000	13,246,506	—	—
Net asset value, offering price and redemption price per share	$29.81	$11.01	—	—

54

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	American Growth Trust	American Growth- Income Trust	American International Trust	American New World Trust
Unaffiliated investments, at value	$903,283,188	$1,067,784,367	$534,093,702	$89,477,857
Total investments, at value	903,283,188	1,067,784,367	534,093,702	89,477,857
Cash	—	—	—	49,376
Receivable for investments sold	7,189,068	—	10,437,876	—
Receivable for fund shares sold	—	2,666,228	644,840	113,368
Receivable due from advisor	—	—	—	297
Other assets	1,408	1,732	787	176
Total assets	910,473,664	1,070,452,327	545,177,205	89,641,074

Liabilities
Payable for investments purchased	—	2,163,618	—	75,505
Payable for fund shares repurchased	7,144,221	453,288	11,053,393	33,275
Payable to affiliates
Accounting and legal services fees	35,303	40,416	20,864	3,607
Trustees’ fees	371	503	97	—
Other liabilities and accrued expenses	19,620	20,438	18,781	76,287
Total liabilities	7,199,515	2,678,263	11,093,135	188,674
Net assets	$903,274,149	$1,067,774,064	$534,084,070	$89,452,400

Net assets consist of
Paid-in capital	$549,267,834	$704,651,733	$459,961,100	$93,192,641
Undistributed net investment income (loss)	(1,359,022)	(183,995)	74,191	(156,697)
Accumulated undistributed net realized gain (loss) on investments	219,092,784	245,025,751	3,905,832	(7,286,444)
Net unrealized appreciation (depreciation) on investments	136,272,553	118,280,575	70,142,947	3,702,900
Net assets	$903,274,149	$1,067,774,064	$534,084,070	$89,452,400
Unaffiliated investments, including repurchase agreements, at cost	$767,010,635	$949,503,792	$463,950,755	$85,774,957

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$124,146,753	$258,839,082	$116,048,753	$43,780,905
Shares outstanding	5,806,612	13,431,244	5,536,048	3,450,877
Net asset value, offering price and redemption price per share	$21.38	$19.27	$20.96	$12.69

Series II
Net assets	$682,120,887	$587,917,668	$374,955,879	$43,982,588
Shares outstanding	32,066,605	30,593,930	17,908,535	3,468,688
Net asset value, offering price and redemption price per share	$21.27	$19.22	$20.94	$12.68

Series III
Net assets	$97,006,509	$221,017,314	$43,079,438	$1,688,907
Shares outstanding	4,551,230	11,471,502	2,058,607	133,320
Net asset value, offering price and redemption price per share	$21.31	$19.27	$20.93	$12.67

55

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust	Core Strategy Trust
Unaffiliated investments, at value	$1,705,015,481	$995,371,489	$399,309,091	$818
Affiliated investments, at value	17,786,627	5,471,742	661,307	3,734,474,815
Repurchase agreements, at value	—	—	2,426,000	—
Total investments, at value	1,722,802,108	1,000,843,231	402,396,398	3,734,475,633
Cash	—	—	271	—
Foreign currency, at value	71,959	—	45	—
Receivable for investments sold	6,253,607	3,374,439	2,781,997	1,282,040
Receivable for fund shares sold	102,092	—	90,731	26,242
Dividends and interest receivable	720,019	175,556	1,387,703	84,096
Receivable for securities lending income	33,883	8,401	604	—
Other assets	3,120	2,135	647	6,016
Total assets	1,729,986,788	1,004,403,762	406,658,396	3,735,874,027

Liabilities
Due to custodian	345,013	—	—	—
Payable for investments purchased	12,694,559	6,975,987	3,177,744	—
Payable for fund shares repurchased	797,270	365,189	311,946	1,219,072
Payable upon return of securities loaned	17,794,951	5,474,000	661,700	—
Written options, at value	—	—	1,979,841	—
Payable to affiliates
Accounting and legal services fees	66,903	39,750	15,505	144,615
Trustees’ fees	946	315	—	2,388
Other liabilities and accrued expenses	70,516	49,277	36,119	25,691
Total liabilities	31,770,158	12,904,518	6,182,855	1,391,766
Net assets	$1,698,216,630	$991,499,244	$400,475,541	$3,734,482,261

Net assets consist of
Paid-in capital	$762,843,199	$557,806,629	$320,928,366	$3,354,245,640
Undistributed net investment income (loss)	1,910,405	1,917,771	3,557,862	(5,471,470)
Accumulated undistributed net realized gain (loss) on investments	227,227,782	171,377,628	31,017,990	111,402,362
Net unrealized appreciation (depreciation) on investments	706,235,244	260,397,216	44,971,323	274,305,729
Net assets	$1,698,216,630	$991,499,244	$400,475,541	$3,734,482,261
Unaffiliated investments, including repurchase agreements, at cost	$998,780,500	$734,975,481	$355,874,489	$99,056
Affiliated investments, at cost	$17,786,279	$5,471,640	$661,302	$3,460,070,623
Foreign currency, at cost	$72,110	—	$45	—
Premiums received on written options	—	—	$1,091,306	—
Securities loaned, unaffiliated investments, at value	$17,439,637	$5,365,235	$646,458	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$300,776,940	$178,377,103	$4,534,107	$127,879,466
Shares outstanding	9,194,493	12,980,702	375,171	8,343,227
Net asset value, offering price and redemption price per share	$32.71	$13.74	$12.09	$15.33

Series II
Net assets	$127,713,031	$64,520,886	$308,467,901	$3,418,074,421
Shares outstanding	3,990,096	4,840,175	25,639,187	222,349,510
Net asset value, offering price and redemption price per share	$32.01	$13.33	$12.03	$15.37

Series NAV
Net assets	$1,269,726,659	$748,601,255	$87,473,533	$188,528,374
Shares outstanding	38,806,782	54,368,528	7,251,574	12,286,082
Net asset value, offering price and redemption price per share	$32.72	$13.77	$12.06	$15.34

56

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Emerging Markets Value Trust	Equity Income Trust	Financial Industries Trust	Fundamental All Cap Core Trust
Unaffiliated investments, at value	$640,486,623	$1,772,052,471	$219,822,089	$1,737,288,073
Affiliated investments, at value	14,819,735	46,849,017	1,254,499	—
Repurchase agreements, at value	—	—	1,841,000	4,892,000
Total investments, at value	655,306,358	1,818,901,488	222,917,588	1,742,180,073
Cash	3,866,354	—	630	960
Foreign currency, at value	1,758,527	174,202	41	—
Receivable for investments sold	360,104	2,531,469	454,711	—
Receivable for fund shares sold	500	9,591	287,517	—
Dividends and interest receivable	2,488,816	3,938,379	253,506	833,493
Receivable for securities lending income	34,664	58,892	1,397	—
Other assets	489	4,074	820	3,623
Total assets	663,815,812	1,825,618,095	223,916,210	1,743,018,149

Liabilities
Foreign capital gains tax payable	188,269	—	—	—
Payable for investments purchased	310,272	2,838,993	926,047	24,526,999
Payable for fund shares repurchased	1,574,359	1,351,127	382,986	961,398
Payable upon return of securities loaned	14,811,037	46,857,393	1,254,600	—
Payable to affiliates
Accounting and legal services fees	24,784	68,120	8,093	66,274
Trustees’ fees	302	718	—	785
Other liabilities and accrued expenses	162,191	65,352	20,575	66,098
Total liabilities	17,071,214	51,181,703	2,592,301	25,621,554
Net assets	$646,744,598	$1,774,436,392	$221,323,909	$1,717,396,595

Net assets consist of
Paid-in capital	$675,441,511	$1,121,425,403	$180,838,178	$1,200,142,968
Undistributed net investment income (loss)	5,491,818	30,815,205	2,203,598	11,814,699
Accumulated undistributed net realized gain (loss) on investments	(71,963,865)	234,092,482	4,396,693	169,665,962
Net unrealized appreciation (depreciation) on investments	37,775,134	388,103,302	33,885,440	335,772,966
Net assets	$646,744,598	$1,774,436,392	$221,323,909	$1,717,396,595
Unaffiliated investments, including repurchase agreements, at cost	$602,531,380	$1,384,010,974	$187,782,075	$1,406,409,226
Affiliated investments, at cost	$14,820,664	$46,851,731	$1,254,571	—
Foreign currency, at cost	$1,759,541	$170,604	$41	—
Securities loaned, unaffiliated investments, at value	$13,823,119	$44,865,525	$1,227,663	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$3,198,134	$268,633,608	$159,826,786	$157,702,376
Shares outstanding	336,130	15,262,873	11,496,826	6,762,633
Net asset value, offering price and redemption price per share	$9.51	$17.60	$13.90	$23.32

Series II
Net assets	$104,387	$142,039,170	$19,597,500	$50,364,104
Shares outstanding	10,980	8,109,812	1,420,888	2,166,288
Net asset value, offering price and redemption price per share	$9.51	$17.51	$13.79	$23.25

Series NAV
Net assets	$643,442,077	$1,363,763,614	$41,899,623	$1,509,330,115
Shares outstanding	67,714,995	77,783,634	3,021,125	64,406,753
Net asset value, offering price and redemption price per share	$9.50	$17.53	$13.87	$23.43

57

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Fundamental Large Cap Value Trust	Global Trust	Health Sciences Trust	International Equity Index Trust B
Unaffiliated investments, at value	$827,376,337	$236,505,617	$287,019,242	$684,376,240
Affiliated investments, at value	—	1,638,006	—	21,118,314
Repurchase agreements, at value	1,339,000	—	—	—
Total investments, at value	828,715,337	238,143,623	287,019,242	705,494,554
Cash	749	774,439	—	—
Foreign currency, at value	72,954	330,675	17,469	5,650,087
Cash held at broker for futures contracts	—	—	—	5,350,349
Receivable for investments sold	—	796,337	1,228,674	2,010,090
Receivable for fund shares sold	569,975	8,650	105,116	—
Dividends and interest receivable	607,623	482,227	121,200	2,274,932
Receivable for securities lending income	—	4,004	—	21,928
Receivable for futures variation margin	—	—	—	33,881
Receivable due from advisor	—	—	—	4,848
Other assets	659	—	300	641
Total assets	829,967,297	240,539,955	288,492,001	720,841,310

Liabilities
Foreign capital gains tax payable	—	11,833	—	42,754
Payable for investments purchased	6,808,519	1,412,575	588,952	4,423,430
Payable for fund shares repurchased	1,318,646	689,170	150,421	1,683,600
Payable upon return of securities loaned	—	1,626,968	—	19,836,407
Payable to affiliates
Accounting and legal services fees	27,152	8,107	10,618	27,439
Trustees’ fees	1,642	527	—	100
Other liabilities and accrued expenses	87,657	83,786	27,280	149,157
Total liabilities	8,243,616	3,832,966	777,271	26,162,887
Net assets	$821,723,681	$236,706,989	$287,714,730	$694,678,423

Net assets consist of
Paid-in capital	$812,799,326	$229,299,643	$189,030,690	$541,847,155
Undistributed net investment income (loss)	9,881,375	2,685,465	(468,991)	11,353,981
Accumulated undistributed net realized gain (loss) on investments	(95,386,065)	(21,678,101)	42,674,833	(5,769,077)
Net unrealized appreciation (depreciation) on investments	94,429,045	26,399,982	56,478,198	147,246,364
Net assets	$821,723,681	$236,706,989	$287,714,730	$694,678,423
Unaffiliated investments, including repurchase agreements, at cost	$734,286,309	$210,104,050	$230,520,051	$536,969,330
Affiliated investments, at cost	—	$1,638,083	—	$21,127,739
Foreign currency, at cost	$72,817	$326,407	$17,694	$5,719,694
Securities loaned, unaffiliated investments, at value	—	$1,567,751	—	$18,843,126

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$531,393,253	$147,153,973	$106,165,302	$345,161,151
Shares outstanding	26,821,423	7,041,869	4,074,199	20,307,940
Net asset value, offering price and redemption price per share	$19.81	$20.90	$26.06	$17.00

Series II
Net assets	$203,785,477	$43,862,916	$78,352,969	$16,352,830
Shares outstanding	10,224,857	2,109,694	3,207,886	961,735
Net asset value, offering price and redemption price per share	$19.93	$20.79	$24.43	$17.00

Series NAV
Net assets	$86,544,951	$45,690,100	$103,196,459	$333,164,442
Shares outstanding	4,365,716	2,188,414	3,913,889	19,603,619
Net asset value, offering price and redemption price per share	$19.82	$20.88	$26.37	$17.00

58

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	International Growth Stock Trust	International Small Company Trust	International Value Trust	Lifestyle Aggressive PS Series
Unaffiliated investments, at value	$381,455,415	$132,603,706	$873,918,962	$5,001,709
Affiliated investments, at value	—	12,585,115	13,629,644	23,670,642
Total investments, at value	381,455,415	145,188,821	887,548,606	28,672,351
Cash	—	851,414	1,116,827	10,939
Foreign currency, at value	714,457	476,735	1,512,531	—
Receivable for investments sold	1,455,843	272,249	2,592,844	598
Receivable for fund shares sold	570	—	82,438	—
Dividends and interest receivable	1,300,947	228,013	3,028,877	3,192
Receivable for securities lending income	—	18,982	23,879	—
Receivable due from advisor	—	—	—	495
Other assets	750	266	2,046	66
Total assets	384,927,982	147,036,480	895,908,048	28,687,641

Liabilities
Payable for investments purchased	2,098,692	163,884	11,246,316	7,429
Payable for fund shares repurchased	349,350	25,509	9,073	2,742
Payable upon return of securities loaned	—	12,588,080	13,605,058	—
Payable to affiliates
Accounting and legal services fees	15,282	5,047	33,775	1,131
Trustees’ fees	39	—	102	—
Other liabilities and accrued expenses	64,187	86,937	84,067	19,505
Total liabilities	2,527,550	12,869,457	24,978,391	30,807
Net assets	$382,400,432	$134,167,023	$870,929,657	$28,656,834

Net assets consist of
Paid-in capital	$308,743,827	$279,545,650	$1,082,173,293	$25,670,833
Undistributed net investment income (loss)	4,727,708	1,464,559	12,697,022	(291)
Accumulated undistributed net realized gain (loss) on investments	15,046,369	(162,268,019)	(286,121,351)	322,992
Net unrealized appreciation (depreciation) on investments	53,882,528	15,424,833	62,180,693	2,663,300
Net assets	$382,400,432	$134,167,023	$870,929,657	$28,656,834
Unaffiliated investments, including repurchase agreements, at cost	$327,592,120	$117,182,205	$811,799,784	$4,523,544
Affiliated investments, at cost	—	$12,585,946	$13,630,026	$21,485,507
Foreign currency, at cost	$712,947	$476,480	$1,512,486	—
Securities loaned, unaffiliated investments, at value	—	$11,657,328	$12,907,479	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$5,464,794	$34,476,553	$114,667,386	$4,486,539
Shares outstanding	310,932	2,383,293	8,307,897	318,008
Net asset value, offering price and redemption price per share	$17.58	$14.47	$13.80	$14.11

Series II
Net assets	$18,999,582	$19,240,788	$71,910,948	$19,084,687
Shares outstanding	1,081,354	1,332,989	5,219,330	1,354,023
Net asset value, offering price and redemption price per share	$17.57	$14.43	$13.78	$14.09

Series NAV
Net assets	$357,936,056	$80,449,682	$684,351,323	$5,085,608
Shares outstanding	20,352,138	5,557,412	49,945,079	360,480
Net asset value, offering price and redemption price per share	$17.59	$14.48	$13.70	$14.11

59

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Lifestyle Balanced PS Series	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series
Unaffiliated investments, at value	—	—	$475,298	—
Affiliated investments, at value	$1,034,318,105	$186,991,068	3,225,317,879	$324,013,601
Total investments, at value	1,034,318,105	186,991,068	3,225,793,177	324,013,601
Cash	—	2,548	—	3,786
Receivable for investments sold	530,096	144,009	468,893	90,797
Receivable for fund shares sold	102,221	—	324,095	5,304
Dividends and interest receivable	—	—	79,094	—
Receivable due from advisor	—	249	—	228
Other assets	1,944	307	12,640	503
Total assets	1,034,952,366	187,138,181	3,226,677,899	324,114,219

Liabilities
Payable for fund shares repurchased	609,974	139,835	721,349	88,998
Payable to affiliates
Accounting and legal services fees	39,926	7,238	126,251	12,483
Trustees’ fees	378	—	—	—
Other liabilities and accrued expenses	22,816	21,477	33,424	21,572
Total liabilities	673,094	168,550	881,024	123,053
Net assets	$1,034,279,272	$186,969,631	$3,225,796,875	$323,991,166

Net assets consist of
Paid-in capital	$968,748,997	$182,500,638	$2,955,293,904	$307,489,925
Undistributed net investment income (loss)	(1,490,193)	(290,212)	(4,670,522)	(493,621)
Accumulated undistributed net realized gain (loss) on investments	14,335,266	549,606	39,109,855	3,208,677
Net unrealized appreciation (depreciation) on investments	52,685,202	4,209,599	236,063,638	13,786,185
Net assets	$1,034,279,272	$186,969,631	$3,225,796,875	$323,991,166
Unaffiliated investments, including repurchase agreements, at cost	—	—	$718,082	—
Affiliated investments, at cost	$981,632,903	$182,781,469	$2,989,013,321	$310,227,416

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$30,439,356	$9,598,422	$100,602,724	$10,562,918
Shares outstanding	2,076,378	714,545	6,409,991	741,249
Net asset value, offering price and redemption price per share	$14.66	$13.43	$15.69	$14.25

Series II
Net assets	$931,232,057	$174,057,502	$2,998,452,007	$296,660,135
Shares outstanding	63,460,002	12,952,746	191,010,859	20,797,382
Net asset value, offering price and redemption price per share	$14.67	$13.44	$15.70	$14.26

Series NAV
Net assets	$72,607,859	$3,313,707	$126,742,144	$16,768,113
Shares outstanding	4,955,957	246,809	8,077,972	1,176,803
Net asset value, offering price and redemption price per share	$14.65	$13.43	$15.69	$14.25

60

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust	Mutual Shares Trust
Unaffiliated investments, at value	$1,054,585,569	$713,997,717	$829,335,844	$171,306,207
Affiliated investments, at value	43,014,239	63,113,363	27,107,211	4,030,024
Repurchase agreements, at value	29,870,000	17,500,000	—	—
Total investments, at value	1,127,469,808	794,611,080	856,443,055	175,336,231
Cash	22,567	44,869	—	73,093
Foreign currency, at value	—	37,872	55,607	49,850
Cash held at broker for futures contracts	1,846,000	—	—	—
Receivable for investments sold	—	9,144,524	1,570,684	636,584
Unrealized appreciation on forward foreign currency contracts	—	—	—	55,327
Receivable for fund shares sold	887,269	—	—	1,282,541
Dividends and interest receivable	1,085,729	43,259	784,273	300,464
Receivable for securities lending income	21,012	35,644	12,471	1,331
Receivable for futures variation margin	20,475	—	—	—
Other assets	2,263	933	1,640	—
Total assets	1,131,355,123	803,918,181	858,867,730	177,735,421

Liabilities
Payable for investments purchased	2,644,600	17,183,990	4,836,290	18,599
Unrealized depreciation on forward foreign currency contracts	—	—	—	172,636
Payable for fund shares repurchased	3,248,026	1,197,755	1,492,500	—
Payable upon return of securities loaned	43,018,435	63,112,575	27,102,012	4,030,427
Payable to affiliates
Accounting and legal services fees	41,726	28,178	31,207	5,412
Trustees’ fees	120	286	148	492
Other liabilities and accrued expenses	44,109	50,016	42,907	53,584
Total liabilities	48,997,016	81,572,800	33,505,064	4,281,150
Net assets	$1,082,358,107	$722,345,381	$825,362,666	$173,454,271

Net assets consist of
Paid-in capital	$670,476,507	$540,068,370	$604,415,878	$71,907,610
Undistributed net investment income (loss)	8,360,972	(1,744,462)	8,282,343	9,566,507
Accumulated undistributed net realized gain (loss) on investments	114,521,081	56,584,001	99,901,990	74,711,172
Net unrealized appreciation (depreciation) on investments	288,999,547	127,437,472	112,762,455	17,268,982
Net assets	$1,082,358,107	$722,345,381	$825,362,666	$173,454,271
Unaffiliated investments, including repurchase agreements, at cost	$795,380,306	$604,059,658	$716,575,167	$153,922,761
Affiliated investments, at cost	$43,016,645	$63,113,726	$27,108,473	$4,029,978
Foreign currency, at cost	—	$38,004	$55,593	$49,724
Securities loaned, unaffiliated investments, at value	$42,062,655	$61,071,552	$26,433,182	$3,899,784

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$861,118,838	$162,695,629	$326,770,171	$173,454,271
Shares outstanding	38,173,162	9,764,308	27,306,687	14,022,848
Net asset value, offering price and redemption price per share	$22.56	$16.66	$11.97	$12.37

Series II
Net assets	$66,036,737	$83,555,700	$64,124,900	—
Shares outstanding	2,942,515	5,284,010	5,358,879	—
Net asset value, offering price and redemption price per share	$22.44	$15.81	$11.97	—

Series NAV
Net assets	$155,202,532	$476,094,052	$434,467,595	—
Shares outstanding	6,879,218	28,254,221	36,479,237	—
Net asset value, offering price and redemption price per share	$22.56	$16.85	$11.91	—

61

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Real Estate Securities Trust	Science & Technology Trust	Small Cap Growth Trust	Small Cap Index Trust
Unaffiliated investments, at value	$376,514,928	$624,537,239	$392,646,456	$548,910,106
Affiliated investments, at value	—	25,149,668	58,722,583	49,394,116
Repurchase agreements, at value	—	10,858,000	7,200,000	16,590,000
Total investments, at value	376,514,928	660,544,907	458,569,039	614,894,222
Cash	—	645,538	47,075	—
Foreign currency, at value	—	641,113	11	—
Cash held at broker for futures contracts	—	—	—	1,424,000
Receivable for investments sold	2,826,607	5,430,568	3,960,946	577,652
Receivable for fund shares sold	94,685	112,597	—	21,761
Dividends and interest receivable	1,445,322	131,426	221,155	605,480
Receivable for securities lending income	—	61,978	21,447	54,796
Other assets	614	1,103	536	1,454
Total assets	380,882,156	667,569,230	462,820,209	617,579,365

Liabilities
Due to custodian	—	—	—	495,180
Payable for investments purchased	4,141,376	9,069,858	8,477,414	—
Payable for fund shares repurchased	157,125	3,267,411	370,337	2,027,453
Payable upon return of securities loaned	—	25,153,930	58,724,651	49,356,119
Payable for futures variation margin	—	—	—	48,643
Payable to affiliates
Accounting and legal services fees	13,782	25,874	15,298	21,643
Trustees’ fees	22	28	9	—
Other liabilities and accrued expenses	40,247	40,019	33,729	28,905
Total liabilities	4,352,552	37,557,120	67,621,438	51,977,943
Net assets	$376,529,604	$630,012,110	$395,198,771	$565,601,422

Net assets consist of
Paid-in capital	$555,576,516	$455,526,153	$339,814,454	$371,249,731
Undistributed net investment income (loss)	5,543,163	(179,513)	(1,076,370)	4,166,873
Accumulated undistributed net realized gain (loss) on investments	(192,099,587)	68,914,036	(3,443,520)	44,620,608
Net unrealized appreciation (depreciation) on investments	7,509,512	105,751,434	59,904,207	145,564,210
Net assets	$376,529,604	$630,012,110	$395,198,771	$565,601,422
Unaffiliated investments, including repurchase agreements, at cost	$369,005,410	$529,662,099	$339,940,536	$419,717,735
Affiliated investments, at cost	—	$25,149,624	$58,724,417	$49,396,929
Foreign currency, at cost	—	$622,673	$11	—
Securities loaned, unaffiliated investments, at value	—	$24,131,569	$56,577,659	$48,205,792

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$79,469,388	$538,568,972	$84,372,907	$398,570,203
Shares outstanding	4,130,389	19,727,666	9,292,684	25,780,771
Net asset value, offering price and redemption price per share	$19.24	$27.30	$9.08	$15.46

Series II
Net assets	$47,960,470	$51,045,578	$29,828,229	$41,903,329
Shares outstanding	2,490,894	1,940,858	3,444,385	2,726,629
Net asset value, offering price and redemption price per share	$19.25	$26.30	$8.66	$15.37

Series NAV
Net assets	$249,099,746	$40,397,560	$280,997,635	$125,127,890
Shares outstanding	13,025,621	1,466,371	30,618,196	8,083,902
Net asset value, offering price and redemption price per share	$19.12	$27.55	$9.18	$15.48

62

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Small Cap Opportunities Trust	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust
Unaffiliated investments, at value	$216,453,418	$645,021,517	$124,325,824	$274,994,344
Affiliated investments, at value	9,348,694	30,323,265	9,514,515	7,311,503
Repurchase agreements, at value	—	18,300,000	—	—
Total investments, at value	225,802,112	693,644,782	133,840,339	282,305,847
Cash	454,740	85,546	6,497	—
Foreign currency, at value	—	23	—	—
Receivable for investments sold	904,141	758,173	482,115	761,324
Receivable for fund shares sold	231,801	3,699	—	95,621
Dividends and interest receivable	157,488	1,306,644	54,257	230,922
Receivable for securities lending income	4,049	65,494	3,386	9,441
Other assets	378	1,515	230	414
Total assets	227,554,709	695,865,876	134,386,824	283,403,569

Liabilities
Payable for investments purchased	47,898	169,280	610,077	31,897
Payable for fund shares repurchased	2,454	1,066,297	208,467	12,718
Payable upon return of securities loaned	9,349,475	30,319,481	9,514,718	7,312,293
Payable to affiliates
Accounting and legal services fees	8,128	25,265	4,920	10,315
Trustees’ fees	—	101	—	—
Other liabilities and accrued expenses	28,284	39,813	22,868	28,867
Total liabilities	9,436,239	31,620,237	10,361,050	7,396,090
Net assets	$218,118,470	$664,245,639	$124,025,774	$276,007,479

Net assets consist of
Paid-in capital	$163,790,724	$447,072,521	$82,112,132	$139,322,458
Undistributed net investment income (loss)	1,024,751	7,197,816	(200,258)	1,471,579
Accumulated undistributed net realized gain (loss) on investments	19,804,475	88,941,556	15,597,368	46,091,949
Net unrealized appreciation (depreciation) on investments	33,498,520	121,033,746	26,516,532	89,121,493
Net assets	$218,118,470	$664,245,639	$124,025,774	$276,007,479
Unaffiliated investments, including repurchase agreements, at cost	$182,954,611	$542,291,403	$97,808,934	$185,872,671
Affiliated investments, at cost	$9,348,981	$30,324,010	$9,514,873	$7,311,683
Foreign currency, at cost	—	$22	—	—
Securities loaned, unaffiliated investments, at value	$9,143,108	$29,370,500	$9,169,511	$7,091,315

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$94,011,611	$332,363,961	—	$64,681,857
Shares outstanding	2,958,714	15,860,905	—	2,889,626
Net asset value, offering price and redemption price per share	$31.77	$20.95	—	$22.38

Series II
Net assets	$37,545,421	$35,205,533	—	$54,129,496
Shares outstanding	1,201,389	1,690,402	—	2,459,496
Net asset value, offering price and redemption price per share	$31.25	$20.83	—	$22.01

Series NAV
Net assets	$86,561,438	$296,676,145	$124,025,774	$157,196,126
Shares outstanding	2,737,077	14,196,254	4,373,221	7,038,838
Net asset value, offering price and redemption price per share	$31.63	$20.90	$28.36	$22.33

63

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Strategic Equity Allocation Trust	Total Stock Market Index Trust	Utilities Trust	Value Trust
Unaffiliated investments, at value	$11,106,434,987	$732,839,145	$326,164,256	$486,555,643
Affiliated investments, at value	194,233,269	16,478,478	10,108,192	—
Repurchase agreements, at value	193,120,000	41,670,000	522,000	—
Total investments, at value	11,493,788,256	790,987,623	336,794,448	486,555,643
Cash	725,640	24,202	30,565	51,194
Cash segregated at custodian for OTC derivatives	—	—	391,000	—
Foreign currency, at value	6,872,688	—	—	—
Cash held at broker for futures contracts	24,250,000	2,225,000	—	—
Receivable for investments sold	92,281	143	1,666,625	4,297,918
Unrealized appreciation on forward foreign currency contracts	—	—	20,711	—
Receivable for fund shares sold	—	252,262	13,023	—
Dividends and interest receivable	24,723,453	741,570	695,052	680,837
Receivable for securities lending income	263,502	15,915	14,384	—
Receivable for futures variation margin	168,820	565	—	—
Other assets	27,292	1,425	529	846
Total assets	11,550,911,932	794,248,705	339,626,337	491,586,438

Liabilities
Foreign currency overdraft, at value	—	—	151,385	—
Payable for investments purchased	1,976,562	—	1,392,412	—
Unrealized depreciation on forward foreign currency contracts	—	—	840,192	—
Payable for fund shares repurchased	3,565,270	6,427,432	1,651,146	1,220,157
Payable upon return of securities loaned	194,298,286	16,481,088	10,122,065	—
Payable to affiliates
Accounting and legal services fees	445,726	33,459	12,685	18,143
Trustees’ fees	5,438	—	—	102
Other liabilities and accrued expenses	459,838	56,077	35,002	103,755
Total liabilities	200,751,120	22,998,056	14,204,887	1,342,157
Net assets	$11,350,160,812	$771,250,649	$325,421,450	$490,244,281

Net assets consist of
Paid-in capital	$7,629,667,831	$432,139,636	$314,689,287	$391,386,982
Undistributed net investment income (loss)	157,065,506	8,059,687	10,937,524	6,562,922
Accumulated undistributed net realized gain (loss) on investments	298,159,558	16,417,723	(8,262,946)	28,840,029
Net unrealized appreciation (depreciation) on investments	3,265,267,917	314,633,603	8,057,585	63,454,348
Net assets	$11,350,160,812	$771,250,649	$325,421,450	$490,244,281
Unaffiliated investments, including repurchase agreements, at cost	$8,033,153,485	$459,652,104	$317,809,627	$423,101,295
Affiliated investments, at cost	$194,239,525	$16,479,429	$10,108,207	—
Foreign currency, at cost	$6,761,845	—	—	—
Securities loaned, unaffiliated investments, at value	$186,244,591	$16,110,200	$9,815,854	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$576,306,432	$280,261,412	$436,678,636
Shares outstanding	—	27,607,577	20,227,766	20,239,332
Net asset value, offering price and redemption price per share	—	$20.87	$13.86	$21.58

Series II
Net assets	—	$43,278,306	$14,887,526	$23,968,139
Shares outstanding	—	2,082,169	1,086,489	1,117,268
Net asset value, offering price and redemption price per share	—	$20.79	$13.70	$21.45

Series NAV
Net assets	$11,350,160,812	$151,665,911	$30,272,512	$29,597,506
Shares outstanding	609,739,274	7,265,634	2,187,371	1,373,626
Net asset value, offering price and redemption price per share	$18.61	$20.87	$13.84	$21.55

64

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	500 Index Trust B	Alpha Opportunities Trust	American Asset Allocation Trust	American Global Growth Trust
Dividends	$46,939,694	$1,083,183	$4,926,142	$278,208
Interest	140,351	17,694	—	—
Securities lending	44,438	—	—	—
Less foreign taxes withheld	(1,896)	(12,616)	—	—
Total investment income	47,122,587	1,088,261	4,926,142	278,208

Expenses
Investment management fees	10,373,027	688,961	—	—
Series I distribution and service fees	682,594	125	772,060	42,978
Series II distribution and service fees	83,359	—	4,294,205	654,174
Series III distribution and service fees	—	—	173,271	40,095
Accounting and legal services fees	381,702	13,350	130,625	19,056
Professional fees	48,535	(18,378)[1]	25,692	14,424
Printing and postage	45,281	(165)[1]	16,278	5,825
Custodian fees	246,629	24,173	3,886	5,828
Trustees’ fees	36,070	1,949	13,710	2,098
Other	28,068	7,564	8,950	3,277
Total expenses before reductions	11,925,265	717,579	5,438,677	787,755
Less expense reductions	(5,534,556)	(26,751)	(404,073)	(78,458)
Net expenses	6,390,709	690,828	5,034,604	709,297
Net investment income (loss)	40,731,878	397,433	(108,462)	(431,089)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	25,933,209	7,328,761	45,334,002	4,591,921
Affiliated investments	(1,107)	—	—	—
Capital gain distributions received from unaffiliated funds	—	—	70,363,947	6,848,816
Futures contracts	13,463,110	—	—	—
	39,395,212	7,328,761	115,697,949	11,440,737

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	313,500,467	3,885,177	2,696,641	26,172,860
Affiliated investments	(363)	—	—	—
Futures contracts	(101,460)	—	—	—
	313,398,644	3,885,177	2,696,641	26,172,860
Net realized and unrealized gain (loss)	352,793,856	11,213,938	118,394,590	37,613,597

Increase (decrease) in net assets from operations	$393,525,734	$11,611,371	$118,286,128	$37,182,508

1
During the period ended June 30, 2017, the portfolio reversed expenses accrued in the prior year related to a reorganization which did not occur. As a result, the portfolio reflects negative Professional fees and Printing and postage in the current reporting period. Fees accrued prior to these reversals for the period ended June 30, 2017 were $29,239 for Professional fees and $5,370 for Printing and Postage.

65

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	American Growth Trust	American Growth-Income Trust	American International Trust	American New World Trust
Dividends	$1,454,479	$2,967,348	$1,862,099	$150,789
Total investment income	1,454,479	2,967,348	1,862,099	150,789

Expenses
Series I distribution and service fees	353,041	764,403	304,459	120,953
Series II distribution and service fees	2,553,699	2,214,523	1,403,985	160,420
Series III distribution and service fees	121,808	276,376	53,956	2,050
Accounting and legal services fees	76,366	89,886	44,495	7,364
Professional fees	18,914	20,502	15,883	57,751
Printing and postage	11,462	13,106	8,062	17,298
Custodian fees	5,828	5,497	5,828	5,828
Trustees’ fees	7,960	9,603	4,598	994
Other	6,253	7,023	4,596	2,691
Total expenses before reductions	3,155,331	3,400,919	1,845,862	375,349
Less expense reductions	(341,650)	(248,575)	(57,836)	(67,863)
Net expenses	2,813,681	3,152,344	1,788,026	307,486
Net investment income (loss)	(1,359,202)	(184,996)	74,073	(156,697)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	47,038,161	37,269,352	10,614,716	(260,029)
Capital gain distributions received from unaffiliated funds	86,701,137	68,446,831	6,243,510	—
	133,739,298	105,716,183	16,858,226	(260,029)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(8,903,381)	(7,039,917)	70,210,865	11,513,518
	(8,903,381)	(7,039,917)	70,210,865	11,513,518
Net realized and unrealized gain (loss)	124,835,917	98,676,266	87,069,091	11,253,489

Increase (decrease) in net assets from operations	$123,476,715	$98,491,270	$87,143,164	$11,096,792

66

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust	Core Strategy Trust
Dividends	$6,995,416	$4,822,623	$2,126,188	$546
Interest	32,516	12,593	1,953,752	7,281
Securities lending	115,208	70,055	2,933	—
Less foreign taxes withheld	(8,352)	(58,687)	(17,554)	—
Total investment income	7,134,788	4,846,584	4,065,319	7,827

Expenses
Investment management fees	6,463,750	3,484,437	1,597,318	762,795
Series I distribution and service fees	72,071	43,812	992	31,219
Series II distribution and service fees	154,087	78,354	383,767	4,234,023
Accounting and legal services fees	141,835	84,436	33,438	313,768
Professional fees	30,621	27,122	27,594	48,676
Printing and postage	19,613	11,223	7,446	35,384
Custodian fees	93,795	59,809	27,047	4,475
Trustees’ fees	13,879	8,100	3,565	32,582
Other	13,450	16,250	5,404	16,375
Total expenses before reductions	7,003,101	3,813,543	2,086,571	5,479,297
Less expense reductions	(312,959)	(38,898)	(79,787)	—
Net expenses	6,690,142	3,774,645	2,006,784	(5,479,297)
Net investment income (loss)	444,646	1,071,939	2,058,535	(5,471,470)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	116,725,125	91,103,770	12,762,238	25,272
Affiliated investments	(2,167)	(523)	(362)	25,481,121
Written options	—	—	627,175	—
	116,722,958	91,103,247	13,389,051	25,506,393

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	173,676,540	68,698,641	19,608,096	371
Affiliated investments	894	685	24	262,512,280
Written options	—	—	(948,377)	—
	173,677,434	68,699,326	18,659,743	262,512,651
Net realized and unrealized gain (loss)	290,400,392	159,802,573	32,048,794	288,019,044

Increase (decrease) in net assets from operations	$290,845,038	$160,874,512	$34,107,329	$282,547,574

67

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Emerging Markets Value Trust	Equity Income Trust	Financial Industries Trust	Fundamental All Cap Core Trust
Dividends	$8,915,697	$24,965,802	$2,327,708	$12,408,128
Interest	37,343	230,527	109,102	121,416
Securities lending	165,326	107,804	2,776	—
Less foreign taxes withheld	(984,687)	(278,799)	(70,602)	(473,055)
Total investment income	8,133,679	25,025,334	2,368,984	12,056,489

Expenses
Investment management fees	3,001,493	6,500,131	833,863	5,612,290
Series I distribution and service fees	767	67,319	41,815	38,347
Series II distribution and service fees	124	180,606	25,129	62,423
Accounting and legal services fees	53,763	150,630	18,061	141,812
Professional fees	32,021	31,586	19,346	31,057
Printing and postage	11,275	20,487	4,612	16,851
Custodian fees	253,994	103,756	12,168	96,770
Trustees’ fees	5,436	15,257	1,723	13,701
Other	18,439	20,588	4,442	13,317
Total expenses before reductions	3,377,312	7,090,360	961,159	6,026,568
Less expense reductions	(24,746)	(293,542)	(8,587)	(65,335)
Net expenses	3,352,566	6,796,818	952,572	5,961,233
Net investment income (loss)	4,781,113	18,228,516	1,416,412	6,095,256

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(204,390)	110,707,876	9,114,937	125,325,399
Affiliated investments	(1,101)	(2,462)	(38)	—
	(205,491)	110,705,414	9,114,899	125,325,399

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	94,187,095	(29,637,120)	748,515	52,411,111
Affiliated investments	(134)	(2,605)	(72)	—
	94,186,961	(29,639,725)	748,443	52,411,111
Net realized and unrealized gain (loss)	93,981,470	81,065,689	9,863,342	177,736,510

Increase (decrease) in net assets from operations	$98,762,583	$99,294,205	$11,279,754	$183,831,766

68

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Fundamental Large Cap Value Trust	Global Trust	Health Sciences Trust	International Equity Index Trust B
Dividends	$8,793,026	$3,812,549	$1,238,722	$12,432,716
Interest	45,285	126,199	8,623	27,154
Securities lending	—	41,814	—	140,874
Less foreign taxes withheld	(256,943)	(261,290)	(25,135)	(1,263,408)
Total investment income	8,581,368	3,719,272	1,222,210	11,337,336

Expenses
Investment management fees	2,659,940	940,743	1,439,705	1,697,117
Series I distribution and service fees	133,628	36,122	24,936	77,238
Series II distribution and service fees	254,813	53,796	94,066	19,321
Accounting and legal services fees	72,974	20,724	23,220	55,335
Professional fees	30,074	25,746	26,446	31,589
Printing and postage	15,171	7,722	5,687	13,348
Custodian fees	65,399	56,641	17,057	140,993
Trustees’ fees	8,475	2,440	2,574	5,235
Other	12,298	7,160	7,361	10,358
Total expenses before reductions	3,252,772	1,151,094	1,641,052	2,050,534
Less expense reductions	(44,660)	(25,983)	(85,222)	(869,316)
Net expenses	3,208,112	1,125,111	1,555,830	1,181,218
Net investment income (loss)	5,373,256	2,594,161	(333,620)	10,156,118

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	27,844,293	6,841,319	14,130,585	3,079,250
Affiliated investments	—	(293)	—	(1,355)
Futures contracts	—	—	—	2,321,177
Written options	—	—	37,429	—
	27,844,293	6,841,026	14,168,014	5,399,072

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	23,887,580	15,406,563	34,641,364	72,351,693
Affiliated investments	—	41	—	62,653
Futures contracts	—	—	—	28,973
Written options	—	—	(37,117)	—
	23,887,580	15,406,604	34,604,247	72,443,319
Net realized and unrealized gain (loss)	51,731,873	22,247,630	48,772,261	77,842,391

Increase (decrease) in net assets from operations	$57,105,129	$24,841,791	$48,438,641	$87,998,509

69

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	International Growth Stock Trust	International Small Company Trust	International Value Trust	Lifestyle Aggressive PS Series
Dividends	$6,525,771	$2,025,897	$17,759,883	$38,766
Securities lending	—	95,961	254,702	—
Interest	74,362	4,612	68,083	—
Less foreign taxes withheld	(552,262)	(190,866)	(1,629,176)	—
Total investment income	6,047,871	1,935,604	16,453,492	38,766

Expenses
Investment management fees	1,494,508	559,170	3,481,534	16,362
Series I distribution and service fees	1,165	8,298	28,506	1,074
Series II distribution and service fees	23,169	22,997	90,913	23,124
Accounting and legal services fees	32,572	10,159	75,242	2,335
Professional fees	26,919	24,360	28,699	19,208
Printing and postage	6,771	4,153	16,270	3,511
Custodian fees	61,446	58,661	129,238	5,828
Trustees’ fees	3,306	1,249	7,413	572
Other	7,275	4,342	10,354	2,446
Total expenses before reductions	1,657,131	693,389	3,868,169	74,460
Less expense reductions	(14,888)	(4,629)	(34,190)	(28,442)
Net expenses	1,642,243	688,760	3,833,979	46,018
Net investment income	4,405,628	1,246,844	12,619,513	(7,252)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,806,026	1,767,103	(4,722,146)	26,031
Affiliated investments	—	(409)	(3,901)	41,725
	16,806,026	1,766,694	(4,726,047)	67,756

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	28,604,148	14,486,207	82,890,848	362,357
Affiliated investments	—	(614)	515	2,177,546
	28,604,148	14,485,593	82,891,363	2,539,903
Net realized and unrealized gain (loss)	45,410,174	16,252,287	78,165,316	2,607,659

Increase (decrease) in net assets from operations	$49,815,802	$17,499,131	$90,784,829	$2,600,407

70

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Lifestyle Balanced PS Series	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series
Interest	—	—	$29	—
Total investment income	—	—	29	—

Expenses
Investment management fees	209,175	38,246	652,824	65,940
Series I distribution and service fees	7,502	2,269	24,098	2,544
Series II distribution and service fees	1,149,230	217,265	3,692,805	369,025
Accounting and legal services fees	86,423	15,894	267,970	27,248
Professional fees	27,541	21,608	36,630	22,616
Printing and postage	15,147	6,308	36,312	7,386
Custodian fees	5,564	5,828	6,214	5,564
Trustees’ fees	8,982	1,947	21,290	3,068
Other	6,058	3,220	11,602	3,554
Total expenses before reductions	1,515,622	312,585	4,749,745	506,945
Less expense reductions	(25,429)	(22,261)	(79,194)	(13,324)
Net expenses	1,490,193	290,324	4,670,551	493,621
Net investment income (loss)	(1,490,193)	(290,324)	(4,670,522)	(493,621)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	—	537	—
Affiliated investments	3,544,503	223,109	9,227,412	726,648
	3,544,503	223,109	9,227,949	726,648

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	—	5,696	—
Affiliated investments	60,559,676	7,316,607	237,069,103	17,022,104
	60,559,676	7,316,607	237,074,799	17,022,104
Net realized and unrealized gain (loss)	64,104,179	7,539,716	246,302,748	17,748,752

Increase (decrease) in net assets from operations	$62,613,986	$7,249,392	$241,632,226	$17,255,131

71

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust	Mutual Shares Trust
Dividends	$7,970,508	$1,501,965	$9,742,204	$2,061,467
Interest	38,690	—	216,222	427,388
Securities lending	123,296	165,781	90,459	10,537
Less foreign taxes withheld	(3,071)	(10,773)	(86,387)	(103,289)
Total investment income	8,129,423	1,656,973	9,962,498	2,396,103

Expenses
Investment management fees	2,504,676	2,938,375	3,947,776	830,065
Series I distribution and service fees	211,864	39,302	84,633	43,233
Series II distribution and service fees	83,941	100,673	81,737	—
Accounting and legal services fees	89,865	60,445	69,494	15,682
Professional fees	24,901	27,775	24,277	30,355
Printing and postage	13,249	9,462	11,387	5,003
Custodian fees	56,412	42,358	49,570	17,962
Trustees’ fees	8,785	6,439	7,324	2,065
Other	11,625	9,266	8,154	5,946
Total expenses before reductions	3,005,318	3,234,095	4,284,352	950,311
Less expense reductions	(572,746)	(27,732)	(220,667)	(6,791)
Net expenses	2,432,572	3,206,363	4,063,685	943,520
Net investment income (loss)	5,696,851	(1,549,390)	5,898,813	1,452,583

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	50,244,738	43,247,463	35,910,106	4,883,050
Affiliated investments	(1,450)	(3,997)	(1,914)	(386)
Futures contracts	1,240,643	—	—	—
	51,483,931	43,243,466	35,908,192	4,882,664

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,352,279	73,905,576	(17,265,392)	2,819,045
Affiliated investments	(873)	795	(584)	134
Futures contracts	666,976	—	—	—
	2,018,382	73,906,371	(17,265,976)	2,819,179
Net realized and unrealized gain (loss)	53,502,313	117,149,837	18,642,216	7,701,843

Increase (decrease) in net assets from operations	$59,199,164	$115,600,447	$24,541,029	$9,154,426

72

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Real Estate Securities Trust	Science & Technology Trust	Small Cap Growth Trust	Small Cap Index Trust
Dividends	$7,067,236	$2,385,503	$871,324	$3,888,242
Interest	653	175,350	25,155	18,395
Securities lending	—	114,000	187,227	445,690
Less foreign taxes withheld	—	(30,936)	—	(1,817)
Total investment income	7,067,889	2,643,917	1,083,706	4,350,510

Expenses
Investment management fees	1,349,516	2,933,709	2,021,666	1,321,738
Series I distribution and service fees	20,407	122,302	20,384	96,870
Series II distribution and service fees	61,536	59,904	36,562	53,941
Accounting and legal services fees	32,121	50,620	32,907	46,284
Professional fees	26,010	24,797	22,994	21,045
Printing and postage	7,894	7,951	6,820	8,570
Custodian fees	21,526	49,126	22,803	29,436
Trustees’ fees	3,695	4,555	3,534	4,429
Other	6,523	6,948	7,534	6,046
Total expenses before reductions	1,529,228	3,259,912	2,175,204	1,588,359
Less expense reductions	(15,138)	(129,085)	(15,128)	(158,449)
Net expenses	1,514,090	3,130,827	2,160,076	1,429,910
Net investment income (loss)	5,553,799	(486,910)	(1,076,370)	2,920,600

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,535,278	39,292,898	24,011,742	25,377,311
Affiliated investments	—	(1,121)	(1,580)	(2,593)
Futures contracts	—	—	—	672,527
	1,535,278	39,291,777	24,010,162	26,047,245

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,048,194	69,015,321	25,595,825	(2,609,172)
Affiliated investments	—	823	(283)	(989)
Futures contracts	—	—	—	184,243
	5,048,194	69,016,144	25,595,542	(2,425,918)
Net realized and unrealized gain (loss)	6,583,472	108,307,921	49,605,704	23,621,327

Increase (decrease) in net assets from operations	$12,137,271	$107,821,011	$48,529,334	$26,541,927

73

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Small Cap Opportunities Trust	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust
Dividends	$1,277,668	$9,632,179	$416,126	$2,071,937
Interest	6,628	78,463	9,151	13,628
Securities lending	21,798	218,990	17,882	49,947
Less foreign taxes withheld	(1,365)	(61)	—	(4,287)
Total investment income	1,304,729	9,929,571	443,159	2,131,225

Expenses
Investment management fees	1,073,100	3,583,145	603,369	1,451,121
Series I distribution and service fees	23,919	88,787	—	16,893
Series II distribution and service fees	47,557	47,465	—	68,469
Accounting and legal services fees	18,323	57,934	10,309	23,291
Professional fees	19,763	22,807	18,981	20,281
Printing and postage	5,669	9,862	3,470	6,088
Custodian fees	20,730	41,255	6,918	16,171
Trustees’ fees	2,208	6,155	1,316	2,718
Other	5,105	7,383	3,796	4,968
Total expenses before reductions	1,216,374	3,864,793	648,159	1,610,000
Less expense reductions	(90,533)	(27,297)	(4,742)	(85,807)
Net expenses	1,125,841	3,837,496	643,417	1,524,193
Net investment income (loss)	178,888	6,092,075	(200,258)	607,032

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,379,443	46,374,029	6,397,056	10,288,556
Affiliated investments	(455)	(1,320)	(296)	(628)
	6,378,988	46,372,709	6,396,760	10,287,928

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,479,312)	(70,715,246)	5,921,658	(6,749,113)
Affiliated investments	(59)	155	(94)	126
	(1,479,371)	(70,715,091)	5,921,564	(6,748,987)
Net realized and unrealized gain (loss)	4,899,617	(24,342,382)	12,318,324	3,538,941

Increase (decrease) in net assets from operations	$5,078,505	($18,250,307)	$12,118,066	$4,145,973

74

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Strategic Equity Allocation Trust	Total Stock Market Index Trust	Utilities Trust	Value Trust
Dividends	$155,370,600	$7,125,612	$6,593,803	$3,239,614
Interest	248,154	27,909	32,603	43,024
Securities lending	1,446,360	128,281	86,111	—
Less foreign taxes withheld	(7,132,226)	(2,638)	(252,101)	—
Total investment income	149,932,888	7,279,164	6,460,416	3,282,638

Expenses
Investment management fees	34,916,248	1,666,989	1,345,190	1,794,053
Series I distribution and service fees	—	130,086	70,521	114,107
Series II distribution and service fees	—	48,381	18,513	31,655
Accounting and legal services fees	952,562	61,137	27,756	42,548
Professional fees	108,717	38,579	21,001	67,828
Printing and postage	96,308	18,099	6,953	32,294
Custodian fees	1,029,350	38,170	33,703	29,052
Trustees’ fees	91,604	5,887	3,047	4,847
Other	78,183	7,390	5,598	6,737
Total expenses before reductions	37,272,972	2,014,718	1,532,282	2,123,121
Less expense reductions	(7,230,804)	(27,443)	(12,811)	(20,133)
Net expenses	30,042,168	1,987,275	1,519,471	2,102,988
Net investment income (loss)	119,890,720	5,291,889	4,940,945	1,179,650

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	172,360,627	2,869,380	(1,791,686)	25,634,670
Affiliated investments	(11,896)	(597)	(562)	—
Futures contracts	30,151,687	2,061,209	—	—
	202,500,418	4,929,992	(1,792,248)	25,634,670

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	798,881,037	46,898,593	28,040,385	(16,721,368)
Affiliated investments	(3,120)	(462)	130	—
Futures contracts	191,444	65,220	—	—
	799,069,361	46,963,351	28,040,515	(16,721,368)
Net realized and unrealized gain (loss)	1,001,569,779	51,893,343	26,248,267	8,913,302

Increase (decrease) in net assets from operations	$1,121,460,499	$57,185,232	$31,189,212	$10,092,952

75

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	500 Index Trust B		Alpha Opportunities Trust		American Asset Allocation Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$40,731,878	$72,559,857	$397,433	$2,487,363	($108,462)	$17,314,954
Net realized gain (loss)	39,395,212	71,159,329	7,328,761	32,255,177	115,697,949	102,472,982
Change in net unrealized appreciation (depreciation)	313,398,644	286,147,974	3,885,177	(8,502,489)	2,696,641	8,499,453
Increase (decrease) in net assets resulting from operations	393,525,734	429,867,160	11,611,371	26,240,051	118,286,128	128,287,389
Distributions to shareholders
From net investment income
Series I	—	(40,487,027)	—	(10,934)	—	(2,991,828)
Series II	—	(890,122)	—	—	—	(12,163,591)
Series III	—	—	—	—	—	(2,166,169)
Series NAV	—	(27,323,731)	—	(3,163,592)	—	—
From net realized gain
Series I	—	(35,780,069)	—	(99,095)	—	(29,989,253)
Series II	—	(832,975)	—	—	—	(146,313,436)
Series III	—	—	—	—	—	(17,374,646)
Series NAV	—	(23,902,109)	—	(63,908,638)	—	—
Total distributions	—	(129,216,033)	—	(67,182,259)	—	(210,998,923)
From portfolio share transactions
Portfolio share transactions	62,713,298	279,502,098	(789,243)	(487,341,314)	(78,063,544)	70,170,231
Issued in reorganization	—	136,713,455	—	—	—	—
Total from portfolio share transactions	62,713,298	416,215,553	(789,243)	(487,341,314)	(78,063,544)	70,170,231
Total increase (decrease)	456,239,032	716,866,680	10,822,128	(528,283,522)	40,222,584	(12,541,303)

Net assets
Beginning of period	4,234,232,452	3,517,365,772	135,534,955	663,818,477	1,513,457,227	1,525,998,530
End of period	$4,690,471,484	$4,234,232,452	$146,357,083	$135,534,955	$1,553,679,811	$1,513,457,227

Undistributed net investment income (loss)	$58,733,861	$18,001,983	$598,991	$201,558	($108,462)	—

	American Global Growth Trust		American Growth Trust		American Growth-Income Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	($431,089)	$1,094,275	($1,359,202)	$3,255,041	($184,996)	$11,502,978
Net realized gain (loss)	11,440,737	26,621,979	133,739,298	147,135,836	105,716,183	183,112,084
Change in net unrealized appreciation (depreciation)	26,172,860	(27,635,668)	(8,903,381)	(75,699,108)	(7,039,917)	(83,814,424)
Increase (decrease) in net assets resulting from operations	37,182,508	80,586	123,476,715	74,691,769	98,491,270	110,800,638
Distributions to shareholders
From net investment income
Series I	—	(73,208)	—	(410,212)	—	(2,573,946)
Series II	—	(742,996)	—	(2,106,901)	—	(5,790,353)
Series III	—	(278,000)	—	(737,748)	—	(3,139,651)
From net realized gain
Series I	—	(1,446,652)	—	(31,586,550)	—	(59,907,797)
Series II	—	(22,651,078)	—	(199,971,990)	—	(149,767,021)
Series III	—	(4,026,618)	—	(27,937,823)	—	(54,483,092)
Total distributions	—	(29,218,552)	—	(262,751,224)	—	(275,661,860)
From portfolio share transactions
Portfolio share transactions	(17,532,266)	1,881,095	(80,649,935)	143,509,709	(80,646,780)	127,382,300
Total from portfolio share transactions	(17,532,266)	1,881,095	(80,649,935)	143,509,709	(80,646,780)	127,382,300
Total increase (decrease)	19,650,242	(27,256,871)	42,826,780	(44,549,746)	17,844,490	(37,478,922)

Net assets
Beginning of period	209,255,902	236,512,773	860,447,369	904,997,115	1,049,929,574	1,087,408,496
End of period	$228,906,144	$209,255,902	$903,274,149	$860,447,369	$1,067,774,064	$1,049,929,574

Undistributed net investment income (loss)	($430,938)	$151	($1,359,022)	$180	($183,995)	$1,001

76

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	American International Trust		American New World Trust		Blue Chip Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$74,073	$4,518,920	($156,697)	$247,170	$444,646	$1,465,334
Net realized gain (loss)	16,858,226	73,180,009	(260,029)	(1,210,932)	116,722,958	111,600,279
Change in net unrealized appreciation (depreciation)	70,210,865	(62,226,234)	11,513,518	4,325,653	173,677,434	(105,379,645)
Increase (decrease) in net assets resulting from operations	87,143,164	15,472,695	11,096,792	3,361,891	290,845,038	7,685,968

Distributions to shareholders
From net investment income
Series I	—	(938,390)	—	(138,561)	—	(32,414)
Series II	—	(3,040,326)	—	(97,995)	—	—
Series III	—	(540,086)	—	(11,579)	—	—
Series NAV	—	—	—	—	—	(612,790)
From net realized gain
Series I	—	—	—	(1,298,749)	—	(45,261,849)
Series II	—	—	—	(1,644,878)	—	(19,601,019)
Series III	—	—	—	(60,077)	—	—
Series NAV	—	—	—	—	—	(191,061,679)
Total distributions	—	(4,518,802)	—	(3,251,839)	—	(256,569,751)
From portfolio share transactions
Portfolio share transactions	(48,556,012)	(51,264,340)	57,698	1,165,122	(159,947,302)	108,612,111
Total from portfolio share transactions	(48,556,012)	(51,264,340)	57,698	1,165,122	(159,947,302)	108,612,111
Total increase (decrease)	38,587,152	(40,310,447)	11,154,490	1,275,174	130,897,736	(140,271,672)

Net assets
Beginning of period	495,496,918	535,807,365	78,297,910	77,022,736	1,567,318,894	1,707,590,566
End of period	$534,084,070	$495,496,918	$89,452,400	$78,297,910	$1,698,216,630	$1,567,318,894

Undistributed net investment income (loss)	$74,191	$118	($156,697)	—	$1,910,405	$1,465,759

	Capital Appreciation Trust		Capital Appreciation Value Trust		Core Strategy Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$1,071,939	$846,036	$2,058,535	$4,827,749	($5,471,470)	$64,756,881
Net realized gain (loss)	91,103,247	80,949,847	13,389,051	18,675,111	25,506,393	89,409,941
Change in net unrealized appreciation (depreciation)	68,699,326	(93,199,161)	18,659,743	4,863,550	262,512,651	85,041,069
Increase (decrease) in net assets resulting from operations	160,874,512	(11,403,278)	34,107,329	28,366,410	282,547,574	239,207,891

Distributions to shareholders
From net investment income
Series I	—	—	—	(38,228)	—	(2,402,957)
Series II	—	—	—	(3,421,005)	—	(58,936,660)
Series NAV	—	(61,905)	—	(964,910)	—	(3,423,677)
From net realized gain
Series I	—	(28,245,718)	—	(276,563)	—	(5,047,483)
Series II	—	(10,272,633)	—	(29,887,132)	—	(137,807,481)
Series NAV	—	(107,655,442)	—	(6,269,515)	—	(6,802,461)
Total distributions	—	(146,235,698)	—	(40,857,353)	—	(214,420,719)
From portfolio share transactions
Portfolio share transactions	(109,219,049)	144,235,453	(15,894,369)	33,066,475	(169,300,161)	(52,102,831)
Total from portfolio share transactions	(109,219,049)	144,235,453	(15,894,369)	33,066,475	(169,300,161)	(52,102,831)
Total increase (decrease)	51,655,463	(13,403,523)	18,212,960	20,575,532	113,247,413	(27,315,659)

Net assets
Beginning of period	939,843,781	953,247,304	382,262,581	361,687,049	3,621,234,848	3,648,550,507
End of period	$991,499,244	$939,843,781	$400,475,541	$382,262,581	$3,734,482,261	$3,621,234,848

Undistributed net investment income (loss)	$1,917,771	$845,832	$3,557,862	$1,499,327	($5,471,470)	—

77

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Emerging Markets Value Trust		Equity Income Trust		Financial Industries Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$4,781,113	$11,674,785	$18,228,516	$42,707,055	$1,416,412	$2,509,199
Net realized gain (loss)	(205,491)	(35,765,146)	110,705,414	134,937,684	9,114,899	(4,479,536)
Change in net unrealized appreciation (depreciation)	94,186,961	143,535,736	(29,639,725)	112,851,110	748,443	29,698,810
Increase (decrease) in net assets resulting from operations	98,762,583	119,445,375	99,294,205	290,495,849	11,279,754	27,728,473
Distributions to shareholders
From net investment income
Series I	—	(54,595)	—	(5,684,739)	—	(1,724,018)
Series II	—	(1,652)	—	(2,831,978)	—	(206,573)
Series NAV	—	(14,248,128)	—	(29,374,009)	—	(321,862)
From net realized gain
Series I	—	—	—	(24,904,798)	—	—
Series II	—	—	—	(13,529,605)	—	—
Series NAV	—	—	—	(118,118,087)	—	—
Total distributions	—	(14,304,375)	—	(194,443,216)	—	(2,252,453)
From portfolio share transactions
Portfolio share transactions	(62,612,933)	(157,038,472)	(144,176,595)	53,129,423	1,343,240	15,900,728
Total from portfolio share transactions	(62,612,933)	(157,038,472)	(144,176,595)	53,129,423	1,343,240	15,900,728
Total increase (decrease)	36,149,650	(51,897,472)	(44,882,390)	149,182,056	12,622,994	41,376,748

Net assets
Beginning of period	610,594,948	662,492,420	1,819,318,782	1,670,136,726	208,700,915	167,324,167
End of period	$646,744,598	$610,594,948	$1,774,436,392	$1,819,318,782	$221,323,909	$208,700,915

Undistributed net investment income (loss)	$5,491,818	$710,705	$30,815,205	$12,586,689	$2,203,598	$787,186

	Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust		Global Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$6,095,256	$11,714,408	$5,373,256	$19,629,517	$2,594,161	$10,212,424
Net realized gain (loss)	125,325,399	42,737,826	27,844,293	64,126,683	6,841,026	(8,219,904)
Change in net unrealized appreciation (depreciation)	52,411,111	66,663,955	23,887,580	(8,619,116)	15,406,604	32,002,771
Increase (decrease) in net assets resulting from operations	183,831,766	121,116,189	57,105,129	75,137,084	24,841,791	33,995,291
Distributions to shareholders
From net investment income
Series I	—	(823,963)	—	(11,465,810)	—	(6,227,844)
Series II	—	(86,593)	—	(4,097,304)	—	(1,800,551)
Series NAV	—	(8,798,669)	—	(3,791,037)	—	(2,450,175)
From net realized gain
Series I	—	(20,217,350)	—	—	—	—
Series II	—	(6,509,319)	—	—	—	—
Series NAV	—	(179,191,530)	—	—	—	—
Total distributions	—	(215,627,424)	—	(19,354,151)	—	(10,478,570)
From portfolio share transactions
Portfolio share transactions	(64,463,486)	66,641,182	(65,844,355)	(788,045,777)	(14,787,784)	(379,254,991)
Total from portfolio share transactions	(64,463,486)	66,641,182	(65,844,355)	(788,045,777)	(14,787,784)	(379,254,991)
Total increase (decrease)	119,368,280	(27,870,053)	(8,739,226)	(732,262,844)	10,054,007	(355,738,270)

Net assets
Beginning of period	1,598,028,315	1,625,898,368	830,462,907	1,562,725,751	226,652,982	582,391,252
End of period	$1,717,396,595	$1,598,028,315	$821,723,681	$830,462,907	$236,706,989	$226,652,982

Undistributed net investment income (loss)	$11,814,699	$5,719,443	$9,881,375	$4,508,119	$2,685,465	$91,304

78

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Health Sciences Trust		International Equity Index Trust B		International Growth Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	($333,620)	($1,118,230)	$10,156,118	$15,396,528	$4,405,628	$6,394,691
Net realized gain (loss)	14,168,014	29,987,769	5,399,072	(1,074,876)	16,806,026	6,908,904
Change in net unrealized appreciation (depreciation)	34,604,247	(67,091,177)	72,443,319	11,426,822	28,604,148	(18,332,115)
Increase (decrease) in net assets resulting from operations	48,438,641	(38,221,638)	87,998,509	25,748,474	49,815,802	(5,028,520)
Distributions to shareholders
From net investment income
Series I	—	(70,652)	—	(7,281,119)	—	(67,675)
Series II	—	—	—	(350,454)	—	(275,435)
Series NAV	—	(106,656)	—	(7,868,001)	—	(6,540,418)
From net realized gain
Series I	—	(25,415,578)	—	—	—	—
Series II	—	(19,977,664)	—	—	—	—
Series NAV	—	(24,002,914)	—	—	—	—
Total distributions	—	(69,573,464)	—	(15,499,574)	—	(6,883,528)
From portfolio share transactions
Portfolio share transactions	(21,576,155)	2,932,414	17,919,025	6,278,935	(39,680,187)	(34,437,452)
Total from portfolio share transactions	(21,576,155)	2,932,414	17,919,025	6,278,935	(39,680,187)	(34,437,452)
Total increase (decrease)	26,862,486	(104,862,688)	105,917,534	16,527,835	10,135,615	(46,349,500)

Net assets
Beginning of period	260,852,244	365,714,932	588,760,889	572,233,054	372,264,817	418,614,317
End of period	$287,714,730	$260,852,244	$694,678,423	$588,760,889	$382,400,432	$372,264,817

Undistributed net investment income (loss)	($468,991)	($135,371)	$11,353,981	$1,197,863	$4,727,708	$322,080

	International Small Company Trust		International Value Trust		Lifestyle Aggressive PS Series
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$1,246,844	$2,093,850	$12,619,513	$17,161,707	($7,252)	$370,522
Net realized gain (loss)	1,766,694	2,510,656	(4,726,047)	4,990,376	67,756	314,255
Change in net unrealized appreciation (depreciation)	14,485,593	573,641	82,891,363	74,918,713	2,539,903	1,295,980
Increase (decrease) in net assets resulting from operations	17,499,131	5,178,147	90,784,829	97,070,796	2,600,407	1,980,757
Distributions to shareholders
From net investment income
Series I	—	(645,735)	—	(2,234,481)	—	(65,276)
Series II	—	(313,103)	—	(1,322,703)	—	(254,937)
Series NAV	—	(1,170,659)	—	(14,670,334)	—	(43,334)
From net realized gain
Series I	—	—	—	—	—	(112,166)
Series II	—	—	—	—	—	(642,599)
Series NAV	—	—	—	—	—	(82,686)
Total distributions	—	(2,129,497)	—	(18,227,518)	—	(1,200,998)
From portfolio share transactions
Portfolio share transactions	8,879,717	(2,555,418)	(79,030,468)	(120,205,233)	1,513,179	2,886,613
Issued in reorganization	—	—	—	80,352,281	—	—
Total from portfolio share transactions	8,879,717	(2,555,418)	(79,030,468)	(39,852,952)	1,513,179	2,886,613
Total increase (decrease)	26,378,848	493,232	11,754,361	38,990,326	4,113,586	3,666,372

Net assets
Beginning of period	107,788,175	107,294,943	859,175,296	820,184,970	24,543,248	20,876,876
End of period	$134,167,023	$107,788,175	$870,929,657	$859,175,296	$28,656,834	$24,543,248

Undistributed net investment income (loss)	$1,464,559	$217,715	$12,697,022	$77,509	($291)	$6,961

79

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Lifestyle Balanced PS Series		Lifestyle Conservative PS Series		Lifestyle Growth PS Series
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	($1,490,193)	$20,586,968	($290,324)	$4,835,080	($4,670,522)	$51,844,349
Net realized gain (loss)	3,544,503	11,129,660	223,109	504,079	9,227,949	30,904,537
Change in net unrealized appreciation (depreciation)	60,559,676	24,015,918	7,316,607	3,071,353	237,074,799	67,901,232
Increase (decrease) in net assets resulting from operations	62,613,986	55,732,546	7,249,392	8,410,512	241,632,226	150,650,118
Distributions to shareholders
From net investment income
Series I	—	(695,193)	—	(241,760)	—	(1,718,439)
Series II	—	(18,467,209)	—	(4,511,323)	—	(48,061,618)
Series NAV	—	(1,425,599)	—	(81,816)	—	(2,067,847)
From net realized gain
Series I	—	(720,336)	—	(95,310)	—	(1,335,939)
Series II	—	(20,944,091)	—	(2,082,277)	—	(58,126,533)
Series NAV	—	(1,296,147)	—	(27,316)	—	(1,350,059)
Total distributions	—	(43,548,575)	—	(7,039,802)	—	(112,660,435)
From portfolio share transactions
Portfolio share transactions	(31,182,867)	15,835,712	(10,126,319)	(1,283,368)	(106,850,272)	42,076,054
Issued in reorganization	—	—	—	—	—	1,037,262,449
Total from portfolio share transactions	(31,182,867)	15,835,712	(10,126,319)	(1,283,368)	(106,850,272)	1,079,338,503
Total increase (decrease)	31,431,119	28,019,683	(2,876,927)	87,342	134,781,954	1,117,328,186

Net assets
Beginning of period	1,002,848,153	974,828,470	189,846,558	189,759,216	3,091,014,921	1,973,686,735
End of period	$1,034,279,272	$1,002,848,153	$186,969,631	$189,846,558	$3,225,796,875	$3,091,014,921

Undistributed net investment income (loss)	($1,490,193)	—	($290,212)	$112	($4,670,522)	—

	Lifestyle Moderate PS Series		Mid Cap Index Trust		Mid Cap Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	($493,621)	$7,038,984	$5,696,851	$10,977,627	($1,549,390)	($1,790,400)
Net realized gain (loss)	726,648	2,577,053	51,483,931	66,059,647	43,243,466	14,813,458
Change in net unrealized appreciation (depreciation)	17,022,104	6,975,004	2,018,382	88,965,778	73,906,371	(10,268,263)
Increase (decrease) in net assets resulting from operations	17,255,131	16,591,041	59,199,164	166,003,052	115,600,447	2,754,795
Distributions to shareholders
From net investment income
Series I	—	(236,798)	—	(8,742,444)	—	—
Series II	—	(6,463,183)	—	(624,772)	—	—
Series NAV	—	(340,698)	—	(1,521,001)	—	—
From net realized gain
Series I	—	(190,998)	—	(65,355,865)	—	(11,515,782)
Series II	—	(6,052,996)	—	(5,679,363)	—	(6,135,831)
Series NAV	—	(240,496)	—	(10,596,434)	—	(34,798,213)
Total distributions	—	(13,525,169)	—	(92,519,879)	—	(52,449,826)
From portfolio share transactions
Portfolio share transactions	(12,549,316)	(4,361,027)	16,872,034	104,947,186	(69,117,702)	(41,212,767)
Total from portfolio share transactions	(12,549,316)	(4,361,027)	16,872,034	104,947,186	(69,117,702)	(41,212,767)
Total increase (decrease)	4,705,815	(1,295,155)	76,071,198	178,430,359	46,482,745	(90,907,798)

Net assets
Beginning of period	319,285,351	320,580,506	1,006,286,909	827,856,550	675,862,636	766,770,434
End of period	$323,991,166	$319,285,351	$1,082,358,107	$1,006,286,909	$722,345,381	$675,862,636

Undistributed net investment income (loss)	($493,621)	—	$8,360,972	$2,664,121	($1,744,462)	($195,072)

80

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Mid Value Trust		Mutual Shares Trust		Real Estate Securities Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$5,898,813	$7,987,487	$1,452,583	$10,385,686	$5,553,799	$9,666,776
Net realized gain (loss)	35,908,192	70,554,765	4,882,664	77,776,252	1,535,278	29,802,647
Change in net unrealized appreciation (depreciation)	(17,265,976)	86,975,264	2,819,179	(33,512,894)	5,048,194	(11,657,792)
Increase (decrease) in net assets resulting from operations	24,541,029	165,517,516	9,154,426	54,649,044	12,137,271	27,811,631
Distributions to shareholders
From net investment income
Series I	—	(3,479,927)	—	(11,050,494)	—	(2,951,550)
Series II	—	(589,738)	—	—	—	(1,655,649)
Series NAV	—	(4,749,333)	—	(7,080,269)	—	(9,299,342)
From net realized gain
Series I	—	(36,209,625)	—	(15,111,098)	—	—
Series II	—	(7,590,125)	—	—	—	—
Series NAV	—	(48,578,949)	—	(30,237,499)	—	—
Total distributions	—	(101,197,697)	—	(63,479,360)	—	(13,906,541)
From portfolio share transactions
Portfolio share transactions	(29,474,411)	22,815,219	(8,392,240)	(340,827,747)	(38,234,792)	(26,114,171)
Total from portfolio share transactions	(29,474,411)	22,815,219	(8,392,240)	(340,827,747)	(38,234,792)	(26,114,171)
Total increase (decrease)	(4,933,382)	87,135,038	762,186	(349,658,063)	(26,097,521)	(12,209,081)

Net assets
Beginning of period	830,296,048	743,161,010	172,692,085	522,350,148	402,627,125	414,836,206
End of period	$825,362,666	$830,296,048	$173,454,271	$172,692,085	$376,529,604	$402,627,125

Undistributed net investment income (loss)	$8,282,343	$2,383,530	$9,566,507	$8,113,924	$5,543,163	($10,636)

	Science & Technology Trust		Small Cap Growth Trust		Small Cap Index Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	($486,910)	$386,346	($1,076,370)	($976,652)	$2,920,600	$5,061,066
Net realized gain (loss)	39,291,777	37,998,907	24,010,162	(24,022,471)	26,047,245	23,468,396
Change in net unrealized appreciation (depreciation)	69,016,144	703,469	25,595,542	32,928,276	(2,425,918)	57,894,408
Increase (decrease) in net assets resulting from operations	107,821,011	39,088,722	48,529,334	7,929,153	26,541,927	86,423,870
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(3,531,183)
Series II	—	—	—	—	—	(377,899)
Series NAV	—	—	—	—	—	(1,178,676)
From net realized gain
Series I	—	(57,150,948)	—	(7,536,179)	—	(22,955,410)
Series II	—	(5,803,630)	—	(2,635,244)	—	(3,025,078)
Series NAV	—	(4,240,765)	—	(26,168,107)	—	(7,258,161)
Total distributions	—	(67,195,343)	—	(36,339,530)	—	(38,326,407)
From portfolio share transactions
Portfolio share transactions	21,007,589	18,205,943	(27,316,436)	(23,124,524)	14,002,279	63,231,404
Total from portfolio share transactions	21,007,589	18,205,943	(27,316,436)	(23,124,524)	14,002,279	63,231,404
Total increase (decrease)	128,828,600	(9,900,678)	21,212,898	(51,534,901)	40,544,206	111,328,867

Net assets
Beginning of period	501,183,510	511,084,188	373,985,873	425,520,774	525,057,216	413,728,349
End of period	$630,012,110	$501,183,510	$395,198,771	$373,985,873	$565,601,422	$525,057,216

Undistributed net investment income (loss)	($179,513)	$307,397	($1,076,370)	—	$4,166,873	$1,246,273

81

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Small Cap Opportunities Trust		Small Cap Value Trust		Small Company Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$178,888	$882,084	$6,092,075	$4,616,895	($200,258)	($138,574)
Net realized gain (loss)	6,378,988	14,782,208	46,372,709	52,685,058	6,396,760	9,575,922
Change in net unrealized appreciation (depreciation)	(1,479,371)	22,467,906	(70,715,091)	81,260,577	5,921,564	2,481,773
Increase (decrease) in net assets resulting from operations	5,078,505	38,132,198	(18,250,307)	138,562,530	12,118,066	11,919,121
Distributions to shareholders
From net investment income
Series I	—	(421,387)	—	(2,280,806)	—	—
Series II	—	(93,928)	—	(177,059)	—	—
Series NAV	—	(441,909)	—	(2,160,425)	—	—
From net realized gain
Series I	—	(8,513,523)	—	(45,003,157)	—	—
Series II	—	(3,405,336)	—	(4,944,383)	—	—
Series NAV	—	(8,038,302)	—	(40,238,829)	—	(16,386,423)
Total distributions	—	(20,914,385)	—	(94,804,659)	—	(16,386,423)
From portfolio share transactions
Portfolio share transactions	(9,585,797)	(13,094,267)	(44,211,617)	31,515,646	(3,816,301)	8,479,534
Total from portfolio share transactions	(9,585,797)	(13,094,267)	(44,211,617)	31,515,646	(3,816,301)	8,479,534
Total increase (decrease)	(4,507,292)	4,123,546	(62,461,924)	75,273,517	8,301,765	4,012,232

Net assets
Beginning of period	222,625,762	218,502,216	726,707,563	651,434,046	115,724,009	111,711,777
End of period	$218,118,470	$222,625,762	$664,245,639	$726,707,563	$124,025,774	$115,724,009

Undistributed net investment income (loss)	$1,024,751	$845,863	$7,197,816	$1,105,741	($200,258)	—

	Small Company Value Trust		Strategic Equity Allocation Trust		Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$607,032	$2,392,209	$119,890,720	$194,544,041	$5,291,889	$9,386,898
Net realized gain (loss)	10,287,928	40,613,122	202,500,418	130,255,049	4,929,992	16,543,490
Change in net unrealized appreciation (depreciation)	(6,748,987)	39,820,775	799,069,361	563,851,710	46,963,351	43,671,884
Increase (decrease) in net assets resulting from operations	4,145,973	82,826,106	1,121,460,499	888,650,800	57,185,232	69,602,272
Distributions to shareholders
From net investment income
Series I	—	(481,395)	—	—	—	(6,509,101)
Series II	—	(298,143)	—	—	—	(428,085)
Series NAV	—	(1,268,947)	—	(187,732,023)	—	(1,743,210)
From net realized gain
Series I	—	(9,402,489)	—	—	—	(7,213,776)
Series II	—	(8,006,528)	—	—	—	(556,238)
Series NAV	—	(28,199,061)	—	(197,781,733)	—	(1,691,399)
Total distributions	—	(47,656,563)	—	(385,513,756)	—	(18,141,809)
From portfolio share transactions
Portfolio share transactions	(13,712,130)	(45,214,634)	(888,753,644)	668,966,690	6,235,518	15,921,707
Issued in reorganization	—	—	—	—	66,577,978	—
Total from portfolio share transactions	(13,712,130)	(45,214,634)	(888,753,644)	668,966,690	72,813,496	15,921,707
Total increase (decrease)	(9,566,157)	(10,045,091)	232,706,855	1,172,103,734	129,998,728	67,382,170

Net assets
Beginning of period	285,573,636	295,618,727	11,117,453,957	9,945,350,223	641,251,921	573,869,751
End of period	$276,007,479	$285,573,636	$11,350,160,812	$11,117,453,957	$771,250,649	$641,251,921

Undistributed net investment income (loss)	$1,471,579	$864,547	$157,065,506	$37,174,786	$8,059,687	$2,767,798

82

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Utilities Trust		Value Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$4,940,945	$10,374,815	$1,179,650	$8,110,869
Net realized gain (loss)	(1,792,248)	(4,227,383)	25,634,670	4,025,743
Change in net unrealized appreciation (depreciation)	28,040,515	30,979,063	(16,721,368)	63,660,465
Increase (decrease) in net assets resulting from operations	31,189,212	37,126,495	10,092,952	75,797,077
Distributions to shareholders
From net investment income
Series I	—	(13,677,885)	—	(3,366,065)
Series II	—	(672,205)	—	(133,621)
Series NAV	—	(1,325,233)	—	(241,129)
From net realized gain
Series I	—	(5,256,021)	—	(41,422,682)
Series II	—	(267,991)	—	(2,221,442)
Series NAV	—	(492,829)	—	(2,750,630)
Total distributions	—	(21,692,164)	—	(50,135,569)
From portfolio share transactions
Portfolio share transactions	(25,803,356)	(38,640,776)	(48,300,174)	(51,558,938)
Total from portfolio share transactions	(25,803,356)	(38,640,776)	(48,300,174)	(51,558,938)
Total increase (decrease)	5,385,856	(23,206,445)	(38,207,222)	(25,897,430)

Net assets
Beginning of period	320,035,594	343,242,039	528,451,503	554,348,933
End of period	$325,421,450	$320,035,594	$490,244,281	$528,451,503

Undistributed net investment income (loss)	$10,937,524	$5,996,579	$6,562,922	$5,383,272

83

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
500 Index Trust B
SERIES I
06-30-2017[3]	27.29	0.26	2.25	2.51	—	—	—	—	29.80	9.20	[4]	0.55	[5]	0.30	[5]	1.79	[5]	2,873		2
12-31-2016	25.26	0.50	2.40	2.90	(0.45)	(0.42)	—	(0.87)	27.29	11.59		0.54		0.30		1.91		2,529		4	[7]
12-31-2015	25.68	0.48	(0.20)	0.28	(0.44)	(0.26)	—	(0.70)	25.26	1.10		0.54		0.30		1.85		2,024		4
12-31-2014	23.34	0.42	2.68	3.10	(0.39)	(0.37)	—	(0.76)	25.68	13.33		0.54		0.30		1.71		1,880		2
12-31-2013	18.01	0.37	5.38	5.75	(0.38)	(0.04)	—	(0.42)	23.34	32.03		0.53		0.30		1.75		1,581		4
12-31-2012[6]	17.88	0.08	0.15	0.23	(0.10)	—	—	(0.10)	18.01	1.32	[4]	0.53	[5]	0.30	[5]	2.94	[5]	1,142		4	[7,8]
SERIES II
06-30-2017[3]	27.31	0.23	2.26	2.49	—	—	—	—	29.80	9.12	[4]	0.75	[5]	0.50	[5]	1.60	[5]	68		2
12-31-2016	25.29	0.45	2.39	2.84	(0.40)	(0.42)	—	(0.82)	27.31	11.37		0.74		0.50		1.72		64		4	[7]
12-31-2015	25.71	0.42	(0.20)	0.22	(0.38)	(0.26)	—	(0.64)	25.29	0.86		0.74		0.50		1.64		51		4
12-31-2014	23.36	0.37	2.69	3.06	(0.34)	(0.37)	—	(0.71)	25.71	13.15		0.74		0.50		1.51		55		2
12-31-2013	18.03	0.32	5.39	5.71	(0.34)	(0.04)	—	(0.38)	23.36	31.76		0.73		0.50		1.55		52		4
12-31-2012[6]	17.88	0.08	0.14	0.22	(0.07)	—	—	(0.07)	18.03	1.27	[4]	0.73	[5]	0.50	[5]	2.74	[5]	47		4	[7,8]
SERIES NAV
06-30-2017[3]	27.29	0.26	2.26	2.52	—	—	—	—	29.81	9.23	[4]	0.50	[5]	0.25	[5]	1.85	[5]	1,749		2
12-31-2016	25.26	0.51	2.40	2.91	(0.46)	(0.42)	—	(0.88)	27.29	11.64		0.49		0.25		1.96		1,641		4	[7]
12-31-2015	25.68	0.49	(0.20)	0.29	(0.45)	(0.26)	—	(0.71)	25.26	1.15		0.49		0.25		1.89		1,442		4
12-31-2014	23.33	0.43	2.69	3.12	(0.40)	(0.37)	—	(0.77)	25.68	13.43		0.49		0.25		1.76		1,530		2
12-31-2013	18.01	0.38	5.37	5.75	(0.39)	(0.04)	—	(0.43)	23.33	32.03		0.48		0.25		1.80		1,397		4
12-31-2012	15.71	0.36	2.12	2.48	(0.18)	—	—	(0.18)	18.01	15.80		0.49		0.25		2.07		1,121		4	[7]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

Alpha Opportunities Trust
SERIES I
06-30-2017[3]	10.13	0.03	0.84	0.87	—	—	—	—	11.00	8.59	[4]	1.07	[5]	1.03	[5]	0.51	[5]	—	[6]	46
12-31-2016	10.94	0.04	0.56	0.60	(0.17)	(1.24)	—	(1.41)	10.13	5.71		1.07		1.03		0.36		1		96
12-31-2015	13.60	0.06	(0.16)	(0.10)	(0.08)	(2.48)	—	(2.56)	10.94	—	[7]	1.05		1.02		0.50		1		96
12-31-2014	16.21	0.08	1.17	1.25	(0.08)	(3.78)	—	(3.86)	13.60	8.00		1.06		1.02		0.52		1		109
12-31-2013	13.36	0.08	4.56	4.64	(0.12)	(1.67)	—	(1.79)	16.21	35.55		1.07		1.05		0.49		1		121
12-31-2012	11.92	0.09	2.39	2.48	(0.07)	(0.97)	—	(1.04)	13.36	21.33		1.06		1.06		0.71		1		141
SERIES NAV
06-30-2017[3]	10.14	0.03	0.84	0.87	—	—	—	—	11.01	8.58	[4]	1.02	[5]	0.98	[5]	0.56	[5]	146		46
12-31-2016	10.95	0.05	0.56	0.61	(0.18)	(1.24)	—	(1.42)	10.14	5.75		1.02		0.98		0.45		135		96
12-31-2015	13.62	0.07	(0.17)	(0.10)	(0.09)	(2.48)	—	(2.57)	10.95	(0.03)		1.00		0.97		0.56		663		96
12-31-2014	16.22	0.08	1.19	1.27	(0.09)	(3.78)	—	(3.87)	13.62	8.12		1.01		0.97		0.55		780		109
12-31-2013	13.37	0.08	4.57	4.65	(0.13)	(1.67)	—	(1.80)	16.22	35.58		1.02		1.00		0.55		915		121
12-31-2012	11.93	0.10	2.39	2.49	(0.08)	(0.97)	—	(1.05)	13.37	21.38		1.01		1.01		0.73		888		141
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. Less than 0.005%.

84

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American Asset Allocation Trust
SERIES I
06-30-2017[3]	13.36	—	[4,5]	1.07	1.07	—	—	—	—	14.43	8.01	[6]	0.63	[7,8]	0.62	[7,8]	0.04	[4,8]	268	5
12-31-2016	14.21	0.18	[4]	1.06	1.24	(0.17)	(1.92)	—	(2.09)	13.36	8.99		0.61	[7,9]	0.60	[7,9]	1.29	[4]	244	4
12-31-2015	15.75	0.20	[4]	(0.10)	0.10	(0.19)	(1.45)	—	(1.64)	14.21	1.06		0.62	[7]	0.61	[7]	1.27	[4]	220	9
12-31-2014	15.22	0.17	[4]	0.60	0.77	(0.17)	(0.07)	—	(0.24)	15.75	5.05		0.62	[7]	0.61	[7]	1.11	[4]	227	7
12-31-2013	12.47	0.15	[4]	2.76	2.91	(0.16)	—	—	(0.16)	15.22	23.30		0.62	[7]	0.62	[7]	1.08	[4]	221	2
12-31-2012	10.94	0.18	[4]	1.54	1.72	(0.19)	—	—	(0.19)	12.47	15.76		0.62	[7]	0.62	[7]	1.50	[4]	192	2
SERIES II
06-30-2017[3]	13.37	(0.01)[4]		1.06	1.05	—	—	—	—	14.42	7.85	[6]	0.78	[7,8]	0.71	[7,8]	(0.07)[4,8]		1,146	5
12-31-2016	14.21	0.15	[4]	1.08	1.23	(0.15)	(1.92)	—	(2.07)	13.37	8.92		0.76	[7,9]	0.72	[7,9]	1.08	[4]	1,133	4
12-31-2015	15.75	0.16	[4]	(0.09)	0.07	(0.16)	(1.45)	—	(1.61)	14.21	0.91		0.77	[7]	0.76	[7]	1.05	[4]	1,168	9
12-31-2014	15.22	0.14	[4]	0.61	0.75	(0.15)	(0.07)	—	(0.22)	15.75	4.89		0.77	[7]	0.76	[7]	0.90	[4]	1,320	7
12-31-2013	12.47	0.13	[4]	2.75	2.88	(0.13)	—	—	(0.13)	15.22	23.13		0.77	[7]	0.77	[7]	0.90	[4]	1,430	2
12-31-2012	10.95	0.16	[4]	1.54	1.70	(0.18)	—	—	(0.18)	12.47	15.49		0.77	[7]	0.77	[7]	1.36	[4]	1,305	2
SERIES III
06-30-2017[3]	13.36	0.03	[4]	1.06	1.09	—	—	—	—	14.45	8.16	[6]	0.28	[7,8]	0.27	[7,8]	0.37	[4,8]	140	5
12-31-2016	14.20	0.22	[4]	1.08	1.30	(0.22)	(1.92)	—	(2.14)	13.36	9.43		0.26	[7,9]	0.25	[7,9]	1.55	[4]	137	4
12-31-2015	15.75	0.24	[4]	(0.10)	0.14	(0.24)	(1.45)	—	(1.69)	14.20	1.34		0.27	[7]	0.26	[7]	1.56	[4]	138	9
12-31-2014	15.22	0.21	[4]	0.61	0.82	(0.22)	(0.07)	—	(0.29)	15.75	5.40		0.27	[7]	0.26	[7]	1.37	[4]	156	7
12-31-2013	12.46	0.20	[4]	2.76	2.96	(0.20)	—	—	(0.20)	15.22	23.79		0.27	[7]	0.27	[7]	1.40	[4]	173	2
12-31-2012	10.93	0.23	[4]	1.54	1.77	(0.24)	—	—	(0.24)	12.46	16.16		0.27	[7]	0.27	[7]	1.87	[4]	156	2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from the underlying fund held by the portfolio. The expense ratio of the underlying fund held by the portfolio were 0.29%, 0.30% for 6-30-17, 12-31-16 and 0.31% for all other periods presented. 8. Annualized. 9. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.

American Global Growth Trust
SERIES I
06-30-2017[3]	13.43	(0.03)[4]		2.49	2.46	—	—	—	—	15.89	18.32	[5]	0.65	[6,7]	0.64	[6,7]	(0.37)[4,7]		16	1
12-31-2016	15.38	0.10	[4]	(0.01)	0.09	(0.08)	(1.96)	—	(2.04)	13.43	0.28		0.64	[6]	0.60	[6]	0.69	[4]	13	14
12-31-2015	15.86	0.14	[4]	0.87	1.01	(0.39)	(1.10)	—	(1.49)	15.38	6.64		0.64	[6]	0.55	[6]	0.88	[4]	12	17
12-31-2014	15.68	0.15	[4]	0.16	0.31	(0.13)	—	—	(0.13)	15.86	1.96		0.63	[6]	0.58	[6]	0.97	[4]	8	13
12-31-2013	12.29	0.16	[4]	3.36	3.52	(0.13)	—	—	(0.13)	15.68	28.63		0.64	[6]	0.63	[6]	1.17	[4]	5	2	[8]
12-31-2012	10.11	0.07	[4]	2.17	2.24	(0.06)	—	—	(0.06)	12.29	22.13		0.64	[6]	0.64	[6]	0.59	[4]	2	5
SERIES II
06-30-2017[3]	13.39	(0.03)[4]		2.49	2.46	—	—	—	—	15.85	18.37	[5]	0.80	[6,7]	0.71	[6,7]	(0.46)[4,7]		181	1
12-31-2016	15.35	0.06	[4]	—	0.06	(0.06)	(1.96)	—	(2.02)	13.39	0.10		0.79	[6]	0.70	[6]	0.42	[4]	166	14
12-31-2015	15.83	0.09	[4]	0.90	0.99	(0.37)	(1.10)	—	(1.47)	15.35	6.50		0.79	[6]	0.70	[6]	0.55	[4]	193	17
12-31-2014	15.65	0.10	[4]	0.19	0.29	(0.11)	—	—	(0.11)	15.83	1.82		0.78	[6]	0.74	[6]	0.62	[4]	203	13
12-31-2013	12.27	0.11	[4]	3.38	3.49	(0.11)	—	—	(0.11)	15.65	28.43		0.79	[6]	0.78	[6]	0.77	[4]	233	2	[8]
12-31-2012	10.09	0.04	[4]	2.18	2.22	(0.04)	—	—	(0.04)	12.27	22.00		0.79	[6]	0.79	[6]	0.33	[4]	165	5
SERIES III
06-30-2017[3]	13.39	—	[4,9]	2.48	2.48	—	—	—	—	15.87	18.52	[5]	0.30	[6,7]	0.29	[6,7]	(0.04)[4,7]		32	1
12-31-2016	15.34	0.13	[4]	0.01	0.14	(0.13)	(1.96)	—	(2.09)	13.39	0.63		0.29	[6]	0.24	[6]	0.90	[4]	31	14
12-31-2015	15.82	0.17	[4]	0.90	1.07	(0.45)	(1.10)	—	(1.55)	15.34	7.02		0.29	[6]	0.20	[6]	1.02	[4]	31	17
12-31-2014	15.64	0.18	[4]	0.18	0.36	(0.18)	—	—	(0.18)	15.82	2.31		0.28	[6]	0.24	[6]	1.12	[4]	36	13
12-31-2013	12.25	0.24	[4]	3.33	3.57	(0.18)	—	—	(0.18)	15.64	29.12		0.29	[6]	0.28	[6]	1.68	[4]	40	2	[8]
12-31-2012	10.08	0.10	[4]	2.17	2.27	(0.10)	—	—	(0.10)	12.25	22.49		0.29	[6]	0.29	[6]	0.84	[4]	4	5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.56%, 0.55%, 0.55%, 0.56%, 0.55% and 0.56% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 7. Annualized. 8. Excludes merger activity. 9. Less than $0.005 per share.

85

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth Trust
SERIES I
06-30-2017[3]	18.62	(0.03)[4]		2.79	2.76	—	—	—	—	21.38	14.82	[5]	0.63	[6,7]	0.62	[6,7]	(0.29)[4,7]		124	9
12-31-2016	24.15	0.09	[4]	1.89	1.98	(0.07)	(7.44)	—	(7.51)	18.62	9.08		0.62	[6]	0.62	[6]	0.41	[4]	109	12
12-31-2015	24.07	0.04	[4]	1.43	1.47	(0.06)	(1.33)	—	(1.39)	24.15	6.44		0.62	[6]	0.62	[6]	0.18	[4]	104	21
12-31-2014	22.44	0.20	[4]	1.63	1.83	(0.20)	—	—	(0.20)	24.07	8.13		0.62	[6]	0.61	[6]	0.85	[4]	118	7
12-31-2013	17.40	0.11	[4]	5.04	5.15	(0.11)	—	—	(0.11)	22.44	29.60		0.62	[6]	0.62	[6]	0.57	[4]	110	2
12-31-2012	14.87	0.07	[4]	2.53	2.60	(0.07)	—	—	(0.07)	17.40	17.49		0.62	[6]	0.62	[6]	0.40	[4]	91	4
SERIES II
06-30-2017[3]	18.54	(0.04)[4]		2.77	2.73	—	—	—	—	21.27	14.72	[5]	0.78	[6,7]	0.68	[6,7]	(0.36)[4,7]		682	9
12-31-2016	24.08	0.07	[4]	1.89	1.96	(0.06)	(7.44)	—	(7.50)	18.54	9.03		0.77	[6]	0.68	[6]	0.32	[4]	658	12
12-31-2015	23.99	0.02	[4]	1.42	1.44	(0.02)	(1.33)	—	(1.35)	24.08	6.35		0.77	[6]	0.72	[6]	0.10	[4]	707	21
12-31-2014	22.37	0.14	[4]	1.64	1.78	(0.16)	—	—	(0.16)	23.99	7.96		0.77	[6]	0.76	[6]	0.63	[4]	804	7
12-31-2013	17.34	0.07	[4]	5.04	5.11	(0.08)	—	—	(0.08)	22.37	29.48		0.77	[6]	0.77	[6]	0.36	[4]	919	2
12-31-2012	14.83	0.04	[4]	2.52	2.56	(0.05)	—	—	(0.05)	17.34	17.23		0.77	[6]	0.77	[6]	0.24	[4]	902	4
SERIES III
06-30-2017[3]	18.54	0.01	[4]	2.76	2.77	—	—	—	—	21.31	14.94	[5]	0.28	[6,7]	0.27	[6,7]	0.05	[4,7]	97	9
12-31-2016	24.07	0.16	[4]	1.90	2.06	(0.15)	(7.44)	—	(7.59)	18.54	9.48		0.27	[6]	0.27	[6]	0.75	[4]	94	12
12-31-2015	23.98	0.14	[4]	1.43	1.57	(0.15)	(1.33)	—	(1.48)	24.07	6.87		0.27	[6]	0.27	[6]	0.56	[4]	94	21
12-31-2014	22.36	0.26	[4]	1.64	1.90	(0.28)	—	—	(0.28)	23.98	8.47		0.27	[6]	0.26	[6]	1.14	[4]	106	7
12-31-2013	17.33	0.17	[4]	5.04	5.21	(0.18)	—	—	(0.18)	22.36	30.07		0.27	[6]	0.27	[6]	0.88	[4]	116	2
12-31-2012	14.81	0.13	[4]	2.52	2.65	(0.13)	—	—	(0.13)	17.33	17.89		0.27	[6]	0.27	[6]	0.78	[4]	106	4
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying fund held by the portfolio. The range of expense ratios of the underlying fund held by the portfolio was as follows: 0.35%, 0.35%, 0.35%, 0.35%, 0.35% and 0.34% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 7. Annualized.

American Growth-Income Trust
SERIES I
06-30-2017[3]	17.58	(0.01)[4]		1.70	1.69	—	—	—	—	19.27	9.61	[5]	0.63	[6,7]	0.62	[6,7]	(0.05)[4,7]		259	7
12-31-2016	21.16	0.22	[4]	1.94	2.16	(0.19)	(5.55)	—	(5.74)	17.58	11.10		0.62	[6]	0.61	[6]	1.10	[4]	247	13
12-31-2015	24.00	0.21	[4]	(0.07)	0.14	(0.20)	(2.78)	—	(2.98)	21.16	1.11		0.62	[6]	0.61	[6]	0.89	[4]	240	17
12-31-2014	21.96	0.21	[4]	2.04	2.25	(0.21)	—	—	(0.21)	24.00	10.25		0.62	[6]	0.61	[6]	0.90	[4]	267	6
12-31-2013	16.66	0.18	[4]	5.32	5.50	(0.20)	—	—	(0.20)	21.96	33.01		0.62	[6]	0.61	[6]	0.96	[4]	270	2
12-31-2012	14.40	0.22	[4]	2.25	2.47	(0.21)	—	—	(0.21)	16.66	17.15		0.62	[6]	0.62	[6]	1.39	[4]	232	18	[8]
SERIES II
06-30-2017[3]	17.54	(0.01)[4]		1.69	1.68	—	—	—	—	19.22	9.58	[5]	0.78	[6,7]	0.70	[6,7]	(0.15)[4,7]		588	7
12-31-2016	21.12	0.19	[4]	1.96	2.15	(0.18)	(5.55)	—	(5.73)	17.54	11.06		0.77	[6]	0.69	[6]	0.97	[4]	585	13
12-31-2015	23.96	0.18	[4]	(0.07)	0.11	(0.17)	(2.78)	—	(2.95)	21.12	0.96		0.77	[6]	0.73	[6]	0.77	[4]	628	17
12-31-2014	21.92	0.16	[4]	2.06	2.22	(0.18)	—	—	(0.18)	23.96	10.12		0.77	[6]	0.76	[6]	0.68	[4]	730	6
12-31-2013	16.63	0.14	[4]	5.32	5.46	(0.17)	—	—	(0.17)	21.92	32.84		0.77	[6]	0.76	[6]	0.75	[4]	831	2
12-31-2012	14.38	0.17	[4]	2.27	2.44	(0.19)	—	—	(0.19)	16.63	16.94		0.77	[6]	0.77	[6]	1.09	[4]	814	18	[8]
SERIES III
06-30-2017[3]	17.55	0.03	[4]	1.69	1.72	—	—	—	—	19.27	9.80	[5]	0.28	[6,7]	0.27	[6,7]	0.29	[4,7]	221	7
12-31-2016	21.12	0.28	[4]	1.96	2.24	(0.26)	(5.55)	—	(5.81)	17.55	11.54		0.27	[6]	0.26	[6]	1.42	[4]	218	13
12-31-2015	23.96	0.29	[4]	(0.06)	0.23	(0.29)	(2.78)	—	(3.07)	21.12	1.46		0.27	[6]	0.26	[6]	1.24	[4]	219	17
12-31-2014	21.92	0.27	[4]	2.07	2.34	(0.30)	—	—	(0.30)	23.96	10.64		0.27	[6]	0.26	[6]	1.19	[4]	252	6
12-31-2013	16.62	0.24	[4]	5.33	5.57	(0.27)	—	—	(0.27)	21.92	33.50		0.27	[6]	0.26	[6]	1.27	[4]	276	2
12-31-2012	14.37	0.57	[4]	1.94	2.51	(0.26)	—	—	(0.26)	16.62	17.51		0.27	[6]	0.27	[6]	3.53	[4]	257	18	[8]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.29%, 0.29%, 0.29%, 0.29%, 0.29% and 0.28% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 7. Annualized. 8. Excludes merger activity.

86

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American International Trust
SERIES I
06-30-2017[3]	17.71	0.01	[4]	3.24	3.25	—	—	—	—	20.96	18.35 [5]	0.63	[6,7]	0.62	[6,7]	0.14	[4,7]	116	4
12-31-2016	17.35	0.17	[4]	0.37	0.54	(0.18)	—	—	(0.18)	17.71	3.12	0.63	[6]	0.62	[6]	0.99	[4]	93	17
12-31-2015	18.45	0.22	[4]	(1.11)	(0.89)	(0.21)	—	—	(0.21)	17.35	(4.82)	0.63	[6]	0.62	[6]	1.14	[4]	98	15
12-31-2014	19.23	0.21	[4]	(0.79)	(0.58)	(0.20)	—	—	(0.20)	18.45	(3.05)	0.62	[6]	0.62	[6]	1.08	[4]	89	6
12-31-2013	16.01	0.17	[4]	3.22	3.39	(0.17)	—	—	(0.17)	19.23	21.20	0.63	[6]	0.62	[6]	1.00	[4]	92	3
12-31-2012	13.77	0.16	[4]	2.25	2.41	(0.17)	—	—	(0.17)	16.01	17.49	0.62	[6]	0.62	[6]	1.06	[4]	81	5
SERIES II
06-30-2017[3]	17.70	—	[4,8]	3.24	3.24	—	—	—	—	20.94	18.31 [5]	0.78	[6,7]	0.75	[6,7]	(0.05)[4,7]		375	4
12-31-2016	17.34	0.14	[4]	0.37	0.51	(0.15)	—	—	(0.15)	17.70	2.97	0.78	[6]	0.75	[6]	0.82	[4]	361	17
12-31-2015	18.44	0.18	[4]	(1.10)	(0.92)	(0.18)	—	—	(0.18)	17.34	(4.98)	0.78	[6]	0.76	[6]	0.93	[4]	395	15
12-31-2014	19.21	0.15	[4]	(0.75)	(0.60)	(0.17)	—	—	(0.17)	18.44	(3.15)	0.77	[6]	0.77	[6]	0.79	[4]	468	6
12-31-2013	16.00	0.13	[4]	3.23	3.36	(0.15)	—	—	(0.15)	19.21	20.98	0.78	[6]	0.77	[6]	0.76	[4]	557	3
12-31-2012	13.77	0.13	[4]	2.25	2.38	(0.15)	—	—	(0.15)	16.00	17.26	0.77	[6]	0.77	[6]	0.90	[4]	563	5
SERIES III
06-30-2017[3]	17.65	0.04	[4]	3.24	3.28	—	—	—	—	20.93	18.58 [5]	0.28	[6,7]	0.27	[6,7]	0.43	[4,7]	43	4
12-31-2016	17.29	0.23	[4]	0.37	0.60	(0.24)	—	—	(0.24)	17.65	3.49	0.28	[6]	0.27	[6]	1.33	[4]	41	17
12-31-2015	18.40	0.27	[4]	(1.10)	(0.83)	(0.28)	—	—	(0.28)	17.29	(4.54)	0.28	[6]	0.27	[6]	1.44	[4]	43	15
12-31-2014	19.17	0.26	[4]	(0.77)	(0.51)	(0.26)	—	—	(0.26)	18.40	(2.66)	0.27	[6]	0.27	[6]	1.33	[4]	50	6
12-31-2013	15.96	0.23	[4]	3.21	3.44	(0.23)	—	—	(0.23)	19.17	21.58	0.28	[6]	0.27	[6]	1.31	[4]	55	3
12-31-2012	13.72	0.22	[4]	2.24	2.46	(0.22)	—	—	(0.22)	15.96	17.94	0.27	[6]	0.27	[6]	1.49	[4]	51	5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.54%, 0.54%, 0.54%, 0.54%, 0.54% and 0.53% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 7. Annualized. 8. Less than $0.005 per share.

American New World Trust
SERIES I
06-30-2017[3]	11.11	(0.02)[4]		1.60	1.58	—	—	—	—	12.69	14.22 [5]	0.82	[6,7]	0.69	[6,7]	(0.33)[4,7]		44	4
12-31-2016	11.05	0.05	[4]	0.50	0.55	(0.04)	(0.45)	—	(0.49)	11.11	4.93	0.68	[6]	0.67	[6]	0.45	[4]	36	9
12-31-2015	13.22	0.02	[4]	(0.56)	(0.54)	(0.02)	(1.61)	—	(1.63)	11.05	(3.66)	0.68	[6]	0.68	[6]	0.19	[4]	31	15
12-31-2014	14.89	0.10	[4]	(1.28)	(1.18)	(0.08)	(0.41)	—	(0.49)	13.22	(8.21)	0.67	[6]	0.66	[6]	0.68	[4]	16	20
12-31-2013	13.55	0.16	[4]	1.31	1.47	(0.13)	—	—	(0.13)	14.89	10.89	0.67	[6]	0.67	[6]	1.16	[4]	15	11
12-31-2012	11.61	0.08	[4]	1.94	2.02	(0.08)	—	—	(0.08)	13.55	17.37	0.68	[6]	0.68	[6]	0.60	[4]	10	7
SERIES II
06-30-2017[3]	11.11	(0.03)[4]		1.60	1.57	—	—	—	—	12.68	14.13 [5]	0.96	[6,7]	0.77	[6,7]	(0.42)[4,7]		44	4
12-31-2016	11.05	0.02	[4]	0.52	0.54	(0.03)	(0.45)	—	(0.48)	11.11	4.77	0.83	[6]	0.79	[6]	0.22	[4]	41	9
12-31-2015	13.21	—	[4,8]	(0.55)	(0.55)	—	(1.61)	—	(1.61)	11.05	(3.73)	0.83	[6]	0.82	[6]	(0.02)[4]		44	15
12-31-2014	14.88	0.05	[4]	(1.25)	(1.20)	(0.06)	(0.41)	—	(0.47)	13.21	(8.37)	0.82	[6]	0.81	[6]	0.37	[4]	53	20
12-31-2013	13.54	0.10	[4]	1.35	1.45	(0.11)	—	—	(0.11)	14.88	10.74	0.82	[6]	0.82	[6]	0.75	[4]	64	11
12-31-2012	11.61	0.05	[4]	1.94	1.99	(0.06)	—	—	(0.06)	13.54	17.12	0.83	[6]	0.83	[6]	0.43	[4]	68	7
SERIES III
06-30-2017[3]	11.07	—	[4,8]	1.60	1.60	—	—	—	—	12.67	14.45 [5]	0.46	[6,7]	0.34	[6,7]	0.01	[4,7]	2	4
12-31-2016	11.02	0.08	[4]	0.50	0.58	(0.08)	(0.45)	—	(0.53)	11.07	5.20	0.33	[6]	0.32	[6]	0.74	[4]	2	9
12-31-2015	13.18	0.06	[4]	(0.55)	(0.49)	(0.06)	(1.61)	—	(1.67)	11.02	(3.24)	0.33	[6]	0.32	[6]	0.47	[4]	1	15
12-31-2014	14.86	0.13	[4]	(1.27)	(1.14)	(0.13)	(0.41)	—	(0.54)	13.18	(7.95)	0.32	[6]	0.31	[6]	0.91	[4]	2	20
12-31-2013	13.51	0.16	[4]	1.37	1.53	(0.18)	—	—	(0.18)	14.86	11.36	0.32	[6]	0.32	[6]	1.12	[4]	2	11
12-31-2012	11.58	0.11	[4]	1.94	2.05	(0.12)	—	—	(0.12)	13.51	17.71	0.33	[6]	0.33	[6]	0.85	[4]	3	7
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.78%, 0.79%, 0.78%, 0.78%, 0.79% and 0.78% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 7. Annualized. 8. Less than $0.005 per share.

87

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
SERIES I
06-30-2017[3]	27.45	— [4]	5.26	5.26	—	—	—	—	32.71	19.16	[5]	0.87	[6]	0.83	[6]	0.03 [6]	301	13
12-31-2016	32.45	0.02	0.17	0.19	— [4]	(5.19)	—	(5.19)	27.45	0.81		0.85	[7]	0.82	[7]	0.07	270	30
12-31-2015	35.88	0.01	3.48	3.49	—	(6.92)	—	(6.92)	32.45	11.06		0.87		0.83		0.03	311	29
12-31-2014	34.23	(0.04)	3.12	3.08	—	(1.43)	—	(1.43)	35.88	9.07		0.86		0.83		(0.12)	313	26
12-31-2013	24.29	(0.01)	10.03	10.02	(0.08)	—	—	(0.08)	34.23	41.27		0.87		0.83		(0.04)	337	27
12-31-2012	20.54	0.05	3.72	3.77	(0.02)	—	—	(0.02)	24.29	18.36		0.86		0.83		0.22	274	22
SERIES II
06-30-2017[3]	26.89	(0.02)	5.14	5.12	—	—	—	—	32.01	19.04	[5]	1.07	[6]	1.03	[6]	(0.17)[6]	128	13
12-31-2016	31.95	(0.04)	0.17	0.13	—	(5.19)	—	(5.19)	26.89	0.62		1.05	[7]	1.01	[7]	(0.13)	115	30
12-31-2015	35.50	(0.06)	3.43	3.37	—	(6.92)	—	(6.92)	31.95	10.83		1.07		1.03		(0.17)	136	29
12-31-2014	33.94	(0.11)	3.10	2.99	—	(1.43)	—	(1.43)	35.50	8.88		1.06		1.03		(0.32)	132	26
12-31-2013	24.10	(0.07)	9.94	9.87	(0.03)	—	—	(0.03)	33.94	40.97		1.07		1.03		(0.24)	149	27
12-31-2012	20.40	— [4]	3.70	3.70	—	—	—	—	24.10	18.14		1.06		1.03		0.02	123	22
SERIES NAV
06-30-2017[3]	27.45	0.01	5.26	5.27	—	—	—	—	32.72	19.20	[5]	0.82	[6]	0.78	[6]	0.08 [6]	1,270	13
12-31-2016	32.45	0.04	0.17	0.21	(0.02)	(5.19)	—	(5.21)	27.45	0.85		0.80	[7]	0.76	[7]	0.12	1,182	30
12-31-2015	35.86	0.03	3.48	3.51	—	(6.92)	—	(6.92)	32.45	11.13		0.82		0.78		0.08	1,260	29
12-31-2014	34.20	(0.02)	3.11	3.09	—	(1.43)	—	(1.43)	35.86	9.11		0.81		0.78		(0.07)	1,314	26
12-31-2013	24.26	— [4]	10.03	10.03	(0.09)	—	—	(0.09)	34.20	41.37		0.82		0.78		0.01	1,471	27
12-31-2012	20.51	0.07	3.71	3.78	(0.03)	—	—	(0.03)	24.26	18.44		0.81		0.78		0.28	1,346	22
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.

Capital Appreciation Trust
SERIES I
06-30-2017[3]	11.69	0.01	2.04	2.05	—	—	—	—	13.74	17.54	[4]	0.80	[5]	0.79	[5]	0.19 [5]	178	27
12-31-2016	14.12	0.01	(0.14)	(0.13)	—	(2.30)	—	(2.30)	11.69	(1.08)		0.77	[6]	0.76	[6]	0.08	164	45
12-31-2015	15.47	— [7]	1.57	1.57	—	(2.92)	—	(2.92)	14.12	11.46		0.79		0.78		(0.01)	192	30
12-31-2014	15.78	— [7]	1.50	1.50	(0.01)	(1.80)	—	(1.81)	15.47	9.65		0.78		0.78		(0.01)	196	33
12-31-2013	11.51	0.01	4.29	4.30	(0.03)	—	—	(0.03)	15.78	37.41		0.79		0.79		0.04	205	38
12-31-2012	9.94	0.03	1.56	1.59	(0.02)	—	—	(0.02)	11.51	15.98		0.79		0.78		0.27	175	45
SERIES II
06-30-2017[3]	11.35	— [7]	1.98	1.98	—	—	—	—	13.33	17.44	[4]	1.00	[5]	0.99	[5]	(0.01)[5]	65	27
12-31-2016	13.80	(0.02)	(0.13)	(0.15)	—	(2.30)	—	(2.30)	11.35	(1.26)		0.97	[6]	0.96	[6]	(0.12)	58	45
12-31-2015	15.22	(0.03)	1.53	1.50	—	(2.92)	—	(2.92)	13.80	11.17		0.99		0.98		(0.21)	70	30
12-31-2014	15.57	(0.03)	1.48	1.45	—	(1.80)	—	(1.80)	15.22	9.47		0.98		0.98		(0.21)	73	33
12-31-2013	11.38	(0.02)	4.24	4.22	(0.03)	—	—	(0.03)	15.57	37.10		0.99		0.99		(0.16)	77	38
12-31-2012	9.83	0.02	1.54	1.56	(0.01)	—	—	(0.01)	11.38	15.84		0.99		0.98		0.07	71	45
SERIES NAV
06-30-2017[3]	11.71	0.02	2.04	2.06	—	—	—	—	13.77	17.59	[4]	0.75	[5]	0.74	[5]	0.24 [5]	749	27
12-31-2016	14.13	0.02	(0.14)	(0.12)	— [7]	(2.30)	—	(2.30)	11.71	(1.00)		0.72	[6]	0.71	[6]	0.12	718	45
12-31-2015	15.48	0.01	1.56	1.57	— [7]	(2.92)	—	(2.92)	14.13	11.48		0.74		0.73		0.04	691	30
12-31-2014	15.79	0.01	1.49	1.50	(0.01)	(1.80)	—	(1.81)	15.48	9.68		0.73		0.73		0.04	764	33
12-31-2013	11.51	0.01	4.30	4.31	(0.03)	—	—	(0.03)	15.79	37.51		0.74		0.74		0.09	850	38
12-31-2012	9.94	0.04	1.55	1.59	(0.02)	—	—	(0.02)	11.51	16.03		0.74		0.73		0.32	797	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%. 7. Less than $0.005 per share.

88

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value Trust
SERIES I
06-30-2017[3]	11.08	0.07		0.94	1.01	—	—	—	—	12.09	9.12	[4]	0.92	[5]	0.88	[5]	1.20	[5]	5		28
12-31-2016	11.47	0.17		0.76	0.93	(0.15)	(1.17)	—	(1.32)	11.08	8.12		0.91		0.87		1.50		3		68
12-31-2015	12.78	0.13		0.48	0.61	(0.13)	(1.79)	—	(1.92)	11.47	5.28		0.91		0.87		1.02		1		73
12-31-2014	13.02	0.15		1.38	1.53	(0.18)	(1.59)	—	(1.77)	12.78	12.22		0.91		0.87		1.18		4		69
12-31-2013	11.75	0.14		2.44	2.58	(0.16)	(1.15)	—	(1.31)	13.02	22.32		0.91		0.87		1.09		1		71
12-31-2012	11.51	0.18		1.45	1.63	(0.17)	(1.22)	—	(1.39)	11.75	14.59		0.92		0.88		1.50		1		68
SERIES II
06-30-2017[3]	11.04	0.06		0.93	0.99	—	—	—	—	12.03	8.97	[4]	1.11	[5]	1.07	[5]	0.99	[5]	308		28
12-31-2016	11.44	0.14		0.76	0.90	(0.13)	(1.17)	—	(1.30)	11.04	7.84		1.11		1.07		1.25		305		68
12-31-2015	12.75	0.11		0.48	0.59	(0.11)	(1.79)	—	(1.90)	11.44	5.10		1.11		1.07		0.89		316		73
12-31-2014	12.99	0.13		1.37	1.50	(0.15)	(1.59)	—	(1.74)	12.75	12.04		1.11		1.07		0.98		332		69
12-31-2013	11.74	0.11		2.42	2.53	(0.13)	(1.15)	—	(1.28)	12.99	21.93		1.11		1.07		0.88		331		71
12-31-2012	11.49	0.15		1.47	1.62	(0.15)	(1.22)	—	(1.37)	11.74	14.49		1.12		1.08		1.29		306		68
SERIES NAV
06-30-2017[3]	11.06	0.07		0.93	1.00	—	—	—	—	12.06	9.04	[4]	0.86	[5]	0.82	[5]	1.24	[5]	87		28
12-31-2016	11.45	0.18		0.75	0.93	(0.15)	(1.17)	—	(1.32)	11.06	8.19		0.86		0.82		1.54		75		68
12-31-2015	12.76	0.14		0.48	0.62	(0.14)	(1.79)	—	(1.93)	11.45	5.27		0.86		0.82		1.16		44		73
12-31-2014	13.00	0.16		1.38	1.54	(0.19)	(1.59)	—	(1.78)	12.76	12.38		0.86		0.82		1.22		32		69
12-31-2013	11.74	0.15		2.42	2.57	(0.16)	(1.15)	—	(1.31)	13.00	22.30		0.86		0.82		1.14		32		71
12-31-2012	11.49	0.19		1.46	1.65	(0.18)	(1.22)	—	(1.40)	11.74	14.76		0.87		0.83		1.56		25		68
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized.

Core Strategy Trust
SERIES I
06-30-2017[3]	14.19	(0.01)[4]		1.15	1.14	—	—	—	—	15.33	8.03	[5]	0.12	[6,7]	0.12	[6,7]	(0.12)[4,7]		128		—	[11]
12-31-2016	14.09	0.28	[4]	0.72	1.00	(0.29)	(0.61)	—	(0.90)	14.19	7.11		0.11	[6]	0.11	[6]	1.99	[4]	122		4
12-31-2015	14.95	0.31	[4]	(0.34)	(0.03)	(0.31)	(0.52)	—	(0.83)	14.09	(0.11)		0.11	[6]	0.11	[6]	2.06	[4]	122		6
12-31-2014	14.48	0.29	[4]	0.60	0.89	(0.30)	(0.12)	—	(0.42)	14.95	6.11		0.11	[6]	0.11	[6]	1.92	[4]	135		5
12-31-2013	13.58	0.01	[4]	2.55	2.56	(0.08)	(1.58)	—	(1.66)	14.48	19.16		0.12	[6]	0.12	[6]	0.06	[4]	142		8	[8]
12-31-2012	12.40	0.43	[4]	1.12	1.55	(0.35)	(0.02)	—	(0.37)	13.58	12.53		0.13	[6]	0.13	[6]	3.21	[4]	—	[9]	110	[10]
SERIES II
06-30-2017[3]	14.25	(0.02)[4]		1.14	1.12	—	—	—	—	15.37	7.86	[5]	0.32	[6,7]	0.32	[6,7]	(0.32)[4,7]		3,418		—	[11]
12-31-2016	14.14	0.26	[4]	0.72	0.98	(0.26)	(0.61)	—	(0.87)	14.25	6.96		0.31	[6]	0.31	[6]	1.79	[4]	3,329		4
12-31-2015	15.01	0.29	[4]	(0.36)	(0.07)	(0.28)	(0.52)	—	(0.80)	14.14	(0.37)		0.31	[6]	0.31	[6]	1.88	[4]	3,371		6
12-31-2014	14.54	0.26	[4]	0.60	0.86	(0.27)	(0.12)	—	(0.39)	15.01	5.91		0.31	[6]	0.31	[6]	1.75	[4]	3,658		5
12-31-2013	13.62	0.20	[4]	2.35	2.55	(0.05)	(1.58)	—	(1.63)	14.54	19.03		0.32	[6]	0.32	[6]	1.36	[4]	3,804		8	[8]
12-31-2012	12.44	0.32	[4]	1.21	1.53	(0.33)	(0.02)	—	(0.35)	13.62	12.27		0.33	[6]	0.33	[6]	2.36	[4]	688		110	[10]
SERIES NAV
06-30-2017[3]	14.20	—	[4]	1.14	1.14	—	—	—	—	15.34	8.03	[5]	0.07	[6,7]	0.07	[6,7]	(0.07)[4,7]		189		—	[11]
12-31-2016	14.10	0.30	[4]	0.70	1.00	(0.29)	(0.61)	—	(0.90)	14.20	7.16		0.06	[6]	0.06	[6]	2.11	[4]	170		4
12-31-2015	14.96	0.33	[4]	(0.35)	(0.02)	(0.32)	(0.52)	—	(0.84)	14.10	(0.06)		0.06	[6]	0.06	[6]	2.21	[4]	156		6
12-31-2014	14.49	0.32	[4]	0.58	0.90	(0.31)	(0.12)	—	(0.43)	14.96	6.15		0.06	[6]	0.06	[6]	2.13	[4]	159		5
12-31-2013	13.58	0.28	[4]	2.30	2.58	(0.09)	(1.58)	—	(1.67)	14.49	19.28		0.07	[6]	0.07	[6]	1.91	[4]	133		8	[8]
12-31-2012	12.40	0.39	[4]	1.17	1.56	(0.36)	(0.02)	—	(0.38)	13.58	12.58		0.08	[6]	0.08	[6]	2.92	[4]	51		110	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying funds and can vary based on the mix of underlying the funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 0.59%, 0.53% - 0.59%, 0.53% - 0.59%, 0.53% - 0.59%, 0.50% - 0.64% and 0.49% - 0.59% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 7. Annualized. 8. Excludes merger activity. 9. Less than $500,000. 10. Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust. 11. Less than 1%.

89

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Emerging Markets Value Trust
SERIES I
06-30-2017[3]	8.14	0.07	1.30	1.37	—	—	—	—	9.51	16.83 [4]	1.12	[5]	1.11	[5]	1.48	[5]	3		7
12-31-2016	7.04	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.14	18.00	1.13		1.12		1.51		3		22
12-31-2015	8.91	0.15	(1.85)	(1.70)	(0.17)	—	—	(0.17)	7.04	(19.08)	1.10		1.09		1.73		2		20
12-31-2014	9.92	0.17	(0.65)	(0.48)	(0.18)	(0.35)	—	(0.53)	8.91	(5.50)	1.13		1.12		1.68		3		17
12-31-2013	10.74	0.13	(0.46)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.92	(3.22)	1.13		1.12		1.25		4		9
12-31-2012	9.86	0.14	1.60	1.74	(0.11)	(0.75)	—	(0.86)	10.74	18.53	1.13		1.13		1.31		9		14
SERIES II
06-30-2017[3]	8.14	0.07	1.30	1.37	—	—	—	—	9.51	16.83 [4]	1.32	[5]	1.31	[5]	1.29	[5]	—	[7]	7
12-31-2016	7.05	0.10	1.14	1.24	(0.15)	—	—	(0.15)	8.14	17.62	1.33		1.32		1.33		—	[7]	22
12-31-2015[6]	9.48	0.10	(2.37)	(2.27)	(0.16)	—	—	(0.16)	7.05	(24.01)[4]	1.30	[5]	1.29	[5]	2.13	[5]	—	[7]	20	[8]
SERIES NAV
06-30-2017[3]	8.13	0.07	1.30	1.37	—	—	—	—	9.50	16.85 [4]	1.07	[5]	1.06	[5]	1.52	[5]	643		7
12-31-2016	7.03	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.13	18.08	1.07		1.06		1.67		608		22
12-31-2015	8.90	0.14	(1.83)	(1.69)	(0.18)	—	—	(0.18)	7.03	(19.05)	1.05		1.04		1.72		660		20
12-31-2014	9.90	0.17	(0.63)	(0.46)	(0.19)	(0.35)	—	(0.54)	8.90	(5.36)	1.08		1.07		1.70		824		17
12-31-2013	10.72	0.14	(0.47)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.90	(3.18)	1.08		1.07		1.37		1,078		9
12-31-2012	9.85	0.14	1.59	1.73	(0.11)	(0.75)	—	(0.86)	10.72	18.49	1.08		1.08		1.34		1,115		14
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series II shares is 5-27-15. 7. Less than $500,000. 8. Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.

Equity Income Trust
SERIES I
06-30-2017[3]	16.67	0.17	0.76	0.93	—	—	—	—	17.60	5.58 [4]	0.81	[5]	0.78	[5]	2.01	[5]	269		11
12-31-2016	15.79	0.42	2.47	2.89	(0.36)	(1.65)	—	(2.01)	16.67	19.12	0.81	[6]	0.77	[6]	2.59		272		28
12-31-2015	19.16	0.34	(1.70)	(1.36)	(0.34)	(1.67)	—	(2.01)	15.79	(6.75)	0.87		0.83		1.91		262		34
12-31-2014	19.82	0.36	1.09	1.45	(0.35)	(1.76)	—	(2.11)	19.16	7.47	0.86		0.83		1.81		326		9
12-31-2013	15.53	0.29	4.35	4.64	(0.35)	—	—	(0.35)	19.82	29.96	0.87		0.83		1.63		348		9
12-31-2012	13.50	0.31	2.03	2.34	(0.31)	—	—	(0.31)	15.53	17.44	0.86		0.83		2.11		311		14
SERIES II
06-30-2017[3]	16.61	0.15	0.75	0.90	—	—	—	—	17.51	5.42 [4]	1.01	[5]	0.98	[5]	1.81	[5]	142		11
12-31-2016	15.74	0.38	2.46	2.84	(0.32)	(1.65)	—	(1.97)	16.61	18.91	1.01	[6]	0.97	[6]	2.39		148		28
12-31-2015	19.10	0.31	(1.70)	(1.39)	(0.30)	(1.67)	—	(1.97)	15.74	(6.91)	1.07		1.03		1.71		138		34
12-31-2014	19.77	0.32	1.09	1.41	(0.32)	(1.76)	—	(2.08)	19.10	7.23	1.06		1.03		1.62		172		9
12-31-2013	15.49	0.26	4.34	4.60	(0.32)	—	—	(0.32)	19.77	29.75	1.07		1.03		1.43		193		9
12-31-2012	13.47	0.28	2.03	2.31	(0.29)	—	—	(0.29)	15.49	17.18	1.06		1.03		1.91		173		14
SERIES NAV
06-30-2017[3]	16.61	0.18	0.74	0.92	—	—	—	—	17.53	5.54 [4]	0.76	[5]	0.73	[5]	2.06	[5]	1,364		11
12-31-2016	15.74	0.42	2.46	2.88	(0.36)	(1.65)	—	(2.01)	16.61	19.18	0.76	[6]	0.72	[6]	2.63		1,400		28
12-31-2015	19.10	0.35	(1.70)	(1.35)	(0.34)	(1.67)	—	(2.01)	15.74	(6.66)	0.82		0.78		1.97		1,270		34
12-31-2014	19.76	0.37	1.09	1.46	(0.36)	(1.76)	—	(2.12)	19.10	7.55	0.81		0.78		1.87		1,489		9
12-31-2013	15.48	0.30	4.34	4.64	(0.36)	—	—	(0.36)	19.76	30.05	0.82		0.78		1.68		1,579		9
12-31-2012	13.46	0.32	2.02	2.34	(0.32)	—	—	(0.32)	15.48	17.47	0.81		0.78		2.17		1,513		14
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

90

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
SERIES I
06-30-2017[3]	13.16	0.09		0.65	0.74	—	—	—	—	13.90	5.62	[4]	0.87	[5]	0.86	[5]	1.30	[5]	160	19
12-31-2016	11.18	0.18		1.97	2.15	(0.17)	—	—	(0.17)	13.16	19.37		0.88		0.87		1.66		162	45
12-31-2015	17.10	0.23		(0.75)	(0.52)	(0.13)	(5.27)	—	(5.40)	11.18	(2.65)		0.87		0.87		1.58		126	27
12-31-2014	15.85	0.15		1.22	1.37	(0.12)	—	—	(0.12)	17.10	8.65		0.93		0.93		0.95		132	113
12-31-2013	12.32	0.11		3.67	3.78	(0.10)	(0.15)	—	(0.25)	15.85	30.75		0.91		0.90		0.78		132	3
12-31-2012	10.52	0.12		1.77	1.89	(0.09)	—	—	(0.09)	12.32	18.05		0.91		0.91		0.99		97	26
SERIES II
06-30-2017[3]	13.07	0.07		0.65	0.72	—	—	—	—	13.79	5.51	[4]	1.07	[5]	1.06	[5]	1.09	[5]	20	19
12-31-2016	11.10	0.16		1.96	2.12	(0.15)	—	—	(0.15)	13.07	19.21		1.08		1.07		1.48		21	45
12-31-2015	17.02	0.20		(0.75)	(0.55)	(0.10)	(5.27)	—	(5.37)	11.10	(2.88)		1.07		1.07		1.39		19	27
12-31-2014	15.78	0.12		1.21	1.33	(0.09)	—	—	(0.09)	17.02	8.42		1.13		1.13		0.75		23	113
12-31-2013	12.27	0.09		3.64	3.73	(0.07)	(0.15)	—	(0.22)	15.78	30.49		1.11		1.10		0.60		27	3
12-31-2012	10.48	0.09		1.77	1.86	(0.07)	—	—	(0.07)	12.27	17.82		1.11		1.11		0.79		23	26
SERIES NAV
06-30-2017[3]	13.13	0.09		0.65	0.74	—	—	—	—	13.87	5.64	[4]	0.82	[5]	0.81	[5]	1.38	[5]	42	19
12-31-2016	11.15	0.19		1.96	2.15	(0.17)	—	—	(0.17)	13.13	19.47		0.83		0.82		1.72		26	45
12-31-2015	17.07	0.24		(0.75)	(0.51)	(0.14)	(5.27)	—	(5.41)	11.15	(2.58)		0.82		0.82		1.63		22	27
12-31-2014	15.83	0.16		1.21	1.37	(0.13)	—	—	(0.13)	17.07	8.64		0.88		0.88		1.00		22	113
12-31-2013	12.30	0.12		3.66	3.78	(0.10)	(0.15)	—	(0.25)	15.83	30.86		0.86		0.85		0.84		24	3
12-31-2012	10.51	0.12		1.77	1.89	(0.10)	—	—	(0.10)	12.30	18.03		0.86		0.86		1.04		18	26
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized.

Fundamental All Cap Core Trust
SERIES I
06-30-2017[3]	20.89	0.08		2.35	2.43	—	—	—	—	23.32	11.69	[4]	0.76	[5]	0.75	[5]	0.69	[5]	158	25
12-31-2016	22.30	0.15		1.58	1.73	(0.12)	(3.02)	—	(3.14)	20.89	8.34		0.75		0.75		0.73		146	26
12-31-2015	22.53	0.07		0.80	0.87	—	(1.10)	—	(1.10)	22.30	4.01		0.76		0.75		0.30		168	49
12-31-2014	20.61	0.06	[6]	1.95	2.01	(0.09)	—	—	(0.09)	22.53	9.74		0.76		0.75		0.28	[6]	156	46
12-31-2013	15.30	0.11		5.37	5.48	(0.17)	—	—	(0.17)	20.61	35.88		0.76		0.76		0.60		159	41
12-31-2012	12.48	0.16		2.77	2.93	(0.11)	—	—	(0.11)	15.30	23.52		0.76		0.76		1.17		131	38
SERIES II
06-30-2017[3]	20.84	0.05		2.36	2.41	—	—	—	—	23.25	11.56	[4]	0.96	[5]	0.95	[5]	0.50	[5]	50	25
12-31-2016	22.23	0.11		1.56	1.67	(0.04)	(3.02)	—	(3.06)	20.84	8.12		0.95		0.95		0.53		49	26
12-31-2015	22.50	0.02		0.81	0.83	—	(1.10)	—	(1.10)	22.23	3.83		0.96		0.95		0.10		52	49
12-31-2014	20.58	0.02	[6]	1.95	1.97	(0.05)	—	—	(0.05)	22.50	9.56		0.96		0.95		0.08	[6]	59	46
12-31-2013	15.29	0.07		5.36	5.43	(0.14)	—	—	(0.14)	20.58	35.55		0.96		0.96		0.40		69	41
12-31-2012	12.47	0.14		2.76	2.90	(0.08)	—	—	(0.08)	15.29	23.31		0.96		0.96		0.98		67	38
SERIES NAV
06-30-2017[3]	20.98	0.08		2.37	2.45	—	—	—	—	23.43	11.68	[4]	0.71	[5]	0.70	[5]	0.75	[5]	1,509	25
12-31-2016	22.40	0.16		1.58	1.74	(0.14)	(3.02)	—	(3.16)	20.98	8.40		0.71		0.70		0.78		1,403	26
12-31-2015	22.61	0.08		0.81	0.89	—	(1.10)	—	(1.10)	22.40	4.09		0.71		0.70		0.35		1,406	49
12-31-2014	20.68	0.07	[6]	1.96	2.03	(0.10)	—	—	(0.10)	22.61	9.81		0.71		0.70		0.33	[6]	1,449	46
12-31-2013	15.36	0.11		5.39	5.50	(0.18)	—	—	(0.18)	20.68	35.86		0.71		0.71		0.64		1,433	41
12-31-2012	12.52	0.17		2.79	2.96	(0.12)	—	—	(0.12)	15.36	23.66		0.71		0.71		1.22		1,149	38
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.05 and 0.21% for all series.

91

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
SERIES I
06-30-2017[3]	18.49	0.13		1.19	1.32	—	—	—	—	19.81	7.14 [4]	0.75	[5]	0.74	[5]	1.35	[5]	531	15
12-31-2016	17.15	0.25		1.48	1.73	(0.39)	—	—	(0.39)	18.49	10.17	0.71		0.70		1.47		541	28
12-31-2015	17.52	0.20		(0.39)	(0.19)	(0.18)	—	—	(0.18)	17.15	(1.11)	0.71		0.70		1.15		562	9
12-31-2014	15.94	0.17		1.52	1.69	(0.11)	—	—	(0.11)	17.52	10.61	0.71		0.70		1.03		621	29	[6]
12-31-2013	12.18	0.17		3.77	3.94	(0.18)	—	—	(0.18)	15.94	32.41	0.74		0.74		1.17		273	40	[6]
12-31-2012	9.91	0.19		2.22	2.41	(0.14)	—	—	(0.14)	12.18	24.42	0.76		0.75		1.67		67	42
SERIES II
06-30-2017[3]	18.61	0.11		1.21	1.32	—	—	—	—	19.93	7.04 [4]	0.95	[5]	0.94	[5]	1.15	[5]	204	15
12-31-2016	17.27	0.21		1.49	1.70	(0.36)	—	—	(0.36)	18.61	9.96	0.91		0.90		1.27		207	28
12-31-2015	17.64	0.17		(0.40)	(0.23)	(0.14)	—	—	(0.14)	17.27	(1.30)	0.91		0.90		0.95		220	9
12-31-2014	16.05	0.13		1.54	1.67	(0.08)	—	—	(0.08)	17.64	10.40	0.91		0.90		0.74		268	29	[6]
12-31-2013	12.27	0.14		3.79	3.93	(0.15)	—	—	(0.15)	16.05	32.11	0.94		0.94		0.99		44	40	[6]
12-31-2012	9.98	0.16		2.25	2.41	(0.12)	—	—	(0.12)	12.27	24.23	0.96		0.95		1.46		17	42
SERIES NAV
06-30-2017[3]	18.49	0.13		1.20	1.33	—	—	—	—	19.82	7.19 [4]	0.70	[5]	0.69	[5]	1.40	[5]	87	15
12-31-2016	17.15	0.25		1.49	1.74	(0.40)	—	—	(0.40)	18.49	10.22	0.65		0.65		1.48		83	28
12-31-2015	17.52	0.21		(0.39)	(0.18)	(0.19)	—	—	(0.19)	17.15	(1.06)	0.66		0.65		1.20		780	9
12-31-2014	15.94	0.19		1.51	1.70	(0.12)	—	—	(0.12)	17.52	10.66	0.66		0.65		1.12		903	29	[6]
12-31-2013	12.18	0.18		3.77	3.95	(0.19)	—	—	(0.19)	15.94	32.47	0.69		0.69		1.28		779	40	[6]
12-31-2012	9.91	0.19		2.23	2.42	(0.15)	—	—	(0.15)	12.18	24.48	0.71		0.70		1.68		441	42
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Global Trust
SERIES I
06-30-2017[3]	18.78	0.22		1.90	2.12	—	—	—	—	20.90	11.29 [4]	0.97	[5]	0.95	[5]	2.27	[5]	147	17
12-31-2016	17.95	0.34		1.33	1.67	(0.84)	—	—	(0.84)	18.78	9.47	0.89	[6]	0.87	[6]	1.87		142	23
12-31-2015	19.58	0.35		(1.60)	(1.25)	(0.38)	—	—	(0.38)	17.95	(6.42)	0.93		0.91		1.79		147	23
12-31-2014	20.50	0.47	[7]	(0.99)	(0.52)	(0.40)	—	—	(0.40)	19.58	(2.60)	0.95		0.94		2.27	[7]	180	17	[8]
12-31-2013	15.86	0.26		4.66	4.92	(0.28)	—	—	(0.28)	20.50	31.09	0.96		0.95		1.45		176	14
12-31-2012	13.31	0.30		2.57	2.87	(0.32)	—	—	(0.32)	15.86	21.74	0.96		0.94		2.04		156	16
SERIES II
06-30-2017[3]	18.70	0.22		1.87	2.09	—	—	—	—	20.79	11.18 [4]	1.17	[5]	1.15	[5]	2.07	[5]	44	17
12-31-2016	17.88	0.30		1.33	1.63	(0.81)	—	—	(0.81)	18.70	9.24	1.09	[6]	1.07	[6]	1.67		43	23
12-31-2015	19.51	0.31		(1.59)	(1.28)	(0.35)	—	—	(0.35)	17.88	(6.61)	1.13		1.11		1.61		46	23
12-31-2014	20.43	0.41	[7]	(0.97)	(0.56)	(0.36)	—	—	(0.36)	19.51	(2.80)	1.15		1.14		1.97	[7]	62	17	[8]
12-31-2013	15.81	0.22		4.65	4.87	(0.25)	—	—	(0.25)	20.43	30.83	1.16		1.15		1.23		34	14
12-31-2012	13.27	0.27		2.57	2.84	(0.30)	—	—	(0.30)	15.81	21.51	1.16		1.14		1.85		30	16
SERIES NAV
06-30-2017[3]	18.76	0.22		1.90	2.12	—	—	—	—	20.88	11.30 [4]	0.92	[5]	0.90	[5]	2.34	[5]	46	17
12-31-2016	17.94	0.40		1.27	1.67	(0.85)	—	—	(0.85)	18.76	9.47	0.84	[6]	0.83	[6]	2.24		42	23
12-31-2015	19.56	0.36		(1.59)	(1.23)	(0.39)	—	—	(0.39)	17.94	(6.34)	0.88		0.86		1.83		390	23
12-31-2014	20.47	0.48	[7]	(0.98)	(0.50)	(0.41)	—	—	(0.41)	19.56	(2.51)	0.90		0.89		2.31	[7]	474	17	[8]
12-31-2013	15.85	0.27		4.64	4.91	(0.29)	—	—	(0.29)	20.47	31.03	0.91		0.90		1.50		470	14
12-31-2012	13.30	0.30		2.58	2.88	(0.33)	—	—	(0.33)	15.85	21.82	0.91		0.89		2.09		422	16
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Certain expenses are presented unannualized due to a custodian expense reimbursement. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.08 and 0.37% for all series, respectively. 8. Excludes merger activity.

92

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
SERIES I
06-30-2017[3]	21.83	(0.02)	4.25	4.23	—	—	—	—	26.06	19.38 [4]	1.16	[5]	1.10	[5]	(0.21)[5]	106	17
12-31-2016	31.92	(0.09)	(3.02)	(3.11)	(0.02)	(6.96)	—	(6.98)	21.83	(10.57)	1.10	[6]	1.04	[6]	(0.34)	94	27
12-31-2015	33.55	0.03	4.30	4.33	—	(5.96)	—	(5.96)	31.92	12.69	1.07		1.02		0.09	146	43
12-31-2014	29.19	(0.16)	8.98	8.82	—	(4.46)	—	(4.46)	33.55	31.83	1.07		1.02		(0.51)	135	50
12-31-2013	20.98	(0.14)	10.72	10.58	—	(2.37)	—	(2.37)	29.19	51.15	1.16		1.10		(0.54)	106	57
12-31-2012	16.98	(0.08)	5.46	5.38	—	(1.38)	—	(1.38)	20.98	31.89	1.18		1.12		(0.41)	69	29
SERIES II
06-30-2017[3]	20.48	(0.05)	4.00	3.95	—	—	—	—	24.43	19.29 [4]	1.36	[5]	1.30	[5]	(0.40)[5]	78	17
12-31-2016	30.45	(0.14)	(2.87)	(3.01)	—	(6.96)	—	(6.96)	20.48	(10.77)	1.30	[6]	1.24	[6]	(0.54)	71	27
12-31-2015	32.30	(0.03)	4.14	4.11	—	(5.96)	—	(5.96)	30.45	12.49	1.27		1.22		(0.10)	102	43
12-31-2014	28.30	(0.22)	8.68	8.46	—	(4.46)	—	(4.46)	32.30	31.54	1.27		1.22		(0.71)	103	50
12-31-2013	20.43	(0.19)	10.43	10.24	—	(2.37)	—	(2.37)	28.30	50.86	1.36		1.30		(0.74)	91	57
12-31-2012	16.60	(0.12)	5.33	5.21	—	(1.38)	—	(1.38)	20.43	31.59	1.38		1.32		(0.61)	67	29
SERIES NAV
06-30-2017[3]	22.09	(0.02)	4.30	4.28	—	—	—	—	26.37	19.43 [4]	1.11	[5]	1.05	[5]	(0.16)[5]	103	17
12-31-2016	32.20	(0.08)	(3.04)	(3.12)	(0.03)	(6.96)	—	(6.99)	22.09	(10.54)	1.06	[6]	0.99	[6]	(0.29)	96	27
12-31-2015	33.78	0.05	4.33	4.38	—	(5.96)	—	(5.96)	32.20	12.76	1.02		0.97		0.13	118	43
12-31-2014	29.36	(0.15)	9.03	8.88	—	(4.46)	—	(4.46)	33.78	31.85	1.02		0.97		(0.46)	101	50
12-31-2013	21.08	(0.13)	10.78	10.65	—	(2.37)	—	(2.37)	29.36	51.24	1.11		1.05		(0.49)	73	57
12-31-2012	17.05	(0.07)	5.48	5.41	—	(1.38)	—	(1.38)	21.08	31.93	1.13		1.07		(0.36)	48	29
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.05%.

International Equity Index Trust B
SERIES I
06-30-2017[3]	14.79	0.25	1.96	2.21	—	—	—	—	17.00	14.94 [4]	0.66	[5]	0.39	[5]	3.19 [5]	345	3
12-31-2016	14.54	0.39	0.25	0.64	(0.39)	—	—	(0.39)	14.79	4.45	0.65	[6]	0.39	[6]	2.65	277	5
12-31-2015	15.85	0.39	(1.32)	(0.93)	(0.38)	—	—	(0.38)	14.54	(5.91)	0.66		0.39		2.42	263	4
12-31-2014	17.14	0.52 [7]	(1.28)	(0.76)	(0.53)	—	—	(0.53)	15.85	(4.61)	0.62		0.39		3.03 [7]	277	3
12-31-2013	15.32	0.42	1.80	2.22	(0.40)	—	—	(0.40)	17.14	14.55	0.61		0.39		2.59	293	3
12-31-2012[8]	14.62	0.03	0.84	0.87	(0.17)	—	—	(0.17)	15.32	5.98 [4]	0.63	[5]	0.39	[5]	1.38 [5]	254	4	[9,10]
SERIES II
06-30-2017[3]	14.81	0.25	1.94	2.19	—	—	—	—	17.00	14.79 [4]	0.86	[5]	0.59	[5]	2.96 [5]	16	3
12-31-2016	14.56	0.36	0.25	0.61	(0.36)	—	—	(0.36)	14.81	4.24	0.85	[6]	0.59	[6]	2.47	14	5
12-31-2015	15.87	0.36	(1.32)	(0.96)	(0.35)	—	—	(0.35)	14.56	(6.11)	0.86		0.59		2.25	16	4
12-31-2014	17.16	0.50 [7]	(1.30)	(0.80)	(0.49)	—	—	(0.49)	15.87	(4.80)	0.82		0.59		2.88 [7]	21	3
12-31-2013	15.34	0.39	1.80	2.19	(0.37)	—	—	(0.37)	17.16	14.32	0.81		0.59		2.43	27	3
12-31-2012[8]	14.62	0.03	0.83	0.86	(0.14)	—	—	(0.14)	15.34	5.95 [4]	0.83	[5]	0.59	[5]	1.17 [5]	29	4	[9,10]
SERIES NAV
06-30-2017[3]	14.78	0.25	1.97	2.22	—	—	—	—	17.00	14.95 [4]	0.61	[5]	0.34	[5]	3.20 [5]	333	3
12-31-2016	14.54	0.39	0.25	0.64	(0.40)	—	—	(0.40)	14.78	4.43	0.60	[6]	0.34	[6]	2.70	298	5
12-31-2015	15.84	0.39	(1.30)	(0.91)	(0.39)	—	—	(0.39)	14.54	(5.80)	0.61		0.34		2.46	293	4
12-31-2014	17.13	0.54 [7]	(1.29)	(0.75)	(0.54)	—	—	(0.54)	15.84	(4.57)	0.57		0.34		3.13 [7]	322	3
12-31-2013	15.32	0.43	1.79	2.22	(0.41)	—	—	(0.41)	17.13	14.54	0.56		0.34		2.65	373	3
12-31-2012	13.17	0.41	1.92	2.33	(0.18)	—	—	(0.18)	15.32	17.76	0.59	[5]	0.34	[5]	2.90	345	4	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.03 and 0.33% for all series, respectively. 8. The inception date for Series I and II shares is 11-5-12. 9. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12. 10. Excludes merger activity.

93

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Growth Stock Trust
SERIES I
06-30-2017[3]	15.43	0.20		1.95	2.15	—	—	—	—	17.58	13.93 [4]	0.92	[5]	0.91	[5]	2.45	[5]	5	12
12-31-2016	15.91	0.25		(0.46)	(0.21)	(0.27)	—	—	(0.27)	15.43	(1.31)	0.91		0.91		1.57		4	14
12-31-2015	16.58	0.23		(0.61)	(0.38)	(0.29)	—	—	(0.29)	15.91	(2.27)	0.92		0.91		1.36		3	22
12-31-2014	16.85	0.28		(0.23)	0.05	(0.32)	—	—	(0.32)	16.58	0.20	0.97		0.97		1.65		2	23
12-31-2013	14.31	0.22		2.51	2.73	(0.19)	—	—	(0.19)	16.85	19.11	0.97		0.97		1.40		3	29
12-31-2012[6]	13.84	—	[7]	0.56	0.56	(0.09)	—	—	(0.09)	14.31	4.07 [4]	1.01	[5]	1.01	[5]	(0.10)[5]		3	23	[8,9]
SERIES II
06-30-2017[3]	15.44	0.20		1.93	2.13	—	—	—	—	17.57	13.80 [4]	1.11	[5]	1.10	[5]	2.11	[5]	19	12
12-31-2016	15.91	0.22		(0.45)	(0.23)	(0.24)	—	—	(0.24)	15.44	(1.45)	1.11		1.10		1.38		18	14
12-31-2015	16.60	0.21		(0.63)	(0.42)	(0.27)	—	—	(0.27)	15.91	(2.53)	1.12		1.11		1.26		20	22
12-31-2014	16.87	0.25		(0.24)	0.01	(0.28)	—	—	(0.28)	16.60	—	1.17		1.17		1.44		21	23
12-31-2013	14.33	0.19		2.51	2.70	(0.16)	—	—	(0.16)	16.87	18.87	1.17		1.17		1.23		23	29
12-31-2012[6]	13.84	(0.01)		0.57	0.56	(0.07)	—	—	(0.07)	14.33	4.05 [4]	1.21	[5]	1.21	[5]	(0.30)[5]		23	23	[8,9]
SERIES NAV
06-30-2017[3]	15.44	0.20		1.95	2.15	—	—	—	—	17.59	13.92 [4]	0.86	[5]	0.85	[5]	2.33	[5]	358	12
12-31-2016	15.91	0.25		(0.44)	(0.19)	(0.28)	—	—	(0.28)	15.44	(1.20)	0.86		0.85		1.61		351	14
12-31-2015	16.58	0.25		(0.62)	(0.37)	(0.30)	—	—	(0.30)	15.91	(2.24)	0.87		0.86		1.52		395	22
12-31-2014	16.86	0.29		(0.25)	0.04	(0.32)	—	—	(0.32)	16.58	0.19	0.92		0.92		1.70		479	23
12-31-2013	14.31	0.23		2.51	2.74	(0.19)	—	—	(0.19)	16.86	19.19	0.92		0.92		1.47		550	29
12-31-2012[6]	12.48	0.15		1.80	1.95	(0.10)	(0.02)	—	(0.12)	14.31	15.64	0.96		0.96		1.11		479	23	[9]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Less than $0.005 per share. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12. 9. Excludes merger activity.

International Small Company Trust
SERIES I
06-30-2017[3]	12.46	0.14		1.87	2.01	—	—	—	—	14.47	16.13 [4]	1.17	[5]	1.17	[5]	2.11	[5]	34	6
12-31-2016	12.11	0.24		0.35	0.59	(0.24)	—	—	(0.24)	12.46	4.90	0.91	[6]	0.90	[6]	1.96		32	12
12-31-2015	11.58	0.17		0.58	0.75	(0.22)	—	—	(0.22)	12.11	6.54	1.22		1.22		1.40		34	17
12-31-2014	12.61	0.18		(1.04)	(0.86)	(0.17)	—	—	(0.17)	11.58	(6.89)	1.19		1.18		1.46		37	20
12-31-2013	10.15	0.18		2.49	2.67	(0.21)	—	—	(0.21)	12.61	26.34	1.17		1.17		1.61		46	10
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.19	1.18		1.04		1.97		41	3
SERIES II
06-30-2017[3]	12.45	0.14		1.84	1.98	—	—	—	—	14.43	15.90 [4]	1.37	[5]	1.37	[5]	1.90	[5]	19	6
12-31-2016	12.10	0.22		0.35	0.57	(0.22)	—	—	(0.22)	12.45	4.70	1.12	[6]	1.11	[6]	1.79		18	12
12-31-2015	11.57	0.15		0.59	0.74	(0.21)	—	—	(0.21)	12.10	6.39	1.42		1.42		1.21		20	17
12-31-2014	12.60	0.16		(1.04)	(0.88)	(0.15)	—	—	(0.15)	11.57	(7.10)	1.39		1.38		1.26		21	20
12-31-2013	10.15	0.16		2.48	2.64	(0.19)	—	—	(0.19)	12.60	26.02	1.37		1.37		1.42		28	10
12-31-2012	8.63	0.17		1.46	1.63	(0.11)	—	—	(0.11)	10.15	19.00	1.38		1.24		1.78		25	3
SERIES NAV
06-30-2017[3]	12.46	0.14		1.88	2.02	—	—	—	—	14.48	16.21 [4]	1.12	[5]	1.12	[5]	2.18	[5]	80	6
12-31-2016	12.11	0.24		0.36	0.60	(0.25)	—	—	(0.25)	12.46	4.95	0.87	[6]	0.86	[6]	2.00		58	12
12-31-2015	11.57	0.18		0.59	0.77	(0.23)	—	—	(0.23)	12.11	6.68	1.17		1.17		1.43		53	17
12-31-2014	12.60	0.18		(1.03)	(0.85)	(0.18)	—	—	(0.18)	11.57	(6.85)	1.14		1.13		1.44		46	20
12-31-2013	10.15	0.19		2.47	2.66	(0.21)	—	—	(0.21)	12.60	26.29	1.12		1.12		1.65		44	10
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.24	1.13		0.99		1.96		31	3
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.33%.

94

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
International Value Trust
SERIES I
06-30-2017[3]	12.45	0.19		1.16	1.35	—	—	—	—	13.80	10.84	[4]	0.91	[5]	0.90	[5]	2.87	[5]	115		17
12-31-2016	11.33	0.23		1.15	1.38	(0.26)	—	—	(0.26)	12.45	12.24		0.76	[6]	0.75	[6]	1.95		111		27	[7]
12-31-2015	12.54	0.24		(1.21)	(0.97)	(0.24)	—	—	(0.24)	11.33	(7.81)		0.92		0.91		1.87		77		16
12-31-2014	14.78	0.42	[8]	(2.24)	(1.82)	(0.42)	—	—	(0.42)	12.54	(12.51)		0.97		0.96		2.91	[8]	95		34
12-31-2013	11.91	0.25		2.86	3.11	(0.24)	—	—	(0.24)	14.78	26.15		0.97		0.97		1.88		124		31
12-31-2012	10.25	0.28		1.68	1.96	(0.30)	—	—	(0.30)	11.91	19.38		0.97		0.93		2.57		114		19
SERIES II
06-30-2017[3]	12.44	0.19		1.15	1.34	—	—	—	—	13.78	10.77	[4]	1.11	[5]	1.10	[5]	2.67	[5]	72		17
12-31-2016	11.33	0.21		1.14	1.35	(0.24)	—	—	(0.24)	12.44	11.94		0.95	[6]	0.94	[6]	1.83		71		27	[7]
12-31-2015	12.52	0.21		(1.20)	(0.99)	(0.20)	—	—	(0.20)	11.33	(7.95)		1.12		1.11		1.69		59		16
12-31-2014	14.75	0.40	[8]	(2.24)	(1.84)	(0.39)	—	—	(0.39)	12.52	(12.65)		1.17		1.16		2.74	[8]	74		34
12-31-2013	11.89	0.22		2.85	3.07	(0.21)	—	—	(0.21)	14.75	25.89		1.17		1.17		1.69		102		31
12-31-2012	10.24	0.26		1.67	1.93	(0.28)	—	—	(0.28)	11.89	19.07		1.17		1.13		2.38		98		19
SERIES NAV
06-30-2017[3]	12.35	0.19		1.16	1.35	—	—	—	—	13.70	10.93	[4]	0.86	[5]	0.85	[5]	2.93	[5]	684		17
12-31-2016	11.25	0.25		1.11	1.36	(0.26)	—	—	(0.26)	12.35	12.20		0.69	[6]	0.68	[6]	2.16		677		27	[7]
12-31-2015	12.45	0.24		(1.19)	(0.95)	(0.25)	—	—	(0.25)	11.25	(7.72)		0.87		0.86		1.93		685		16
12-31-2014	14.68	0.43	[8]	(2.24)	(1.81)	(0.42)	—	—	(0.42)	12.45	(12.48)		0.92		0.91		2.95	[8]	868		34
12-31-2013	11.83	0.25		2.85	3.10	(0.25)	—	—	(0.25)	14.68	26.21		0.92		0.92		1.90		1,044		31
12-31-2012	10.19	0.28		1.67	1.95	(0.31)	—	—	(0.31)	11.83	19.36		0.92		0.88		2.62		854		19
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.17%. 7. Excludes merger activity. 8. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.09 and 0.65% for all series, respectively.

Lifestyle Aggressive PS Series
SERIES I
06-30-2017[3]	12.81	—	[4,11]	1.30	1.30	—	—	—	—	14.11	10.15	[5]	0.42	[6,7]	0.21	[6,7]	0.07	[4,7]	4		4
12-31-2016	12.33	0.26	[4]	0.90	1.16	(0.21)	(0.47)	—	(0.68)	12.81	9.55		0.47	[6]	0.21	[6]	2.05	[4]	4		9
12-31-2015	12.78	0.24	[4]	(0.44)	(0.20)	(0.22)	(0.03)	—	(0.25)	12.33	(1.56)		0.45	[6]	0.22	[6]	1.89	[4]	3		20
12-31-2014	12.74	0.23	[4]	0.47	0.70	(0.23)	(0.43)	—	(0.66)	12.78	5.42		0.61	[6]	0.19	[6]	1.79	[4]	2		38
12-31-2013[8]	12.50	0.13	[4]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.91	[5]	79.52	[6,7]	0.22	[6,7]	1.02	[4,7]	—	[9]	—	[10]
SERIES II
06-30-2017[3]	12.81	(0.01)[4]		1.29	1.28	—	—	—	—	14.09	9.99	[5]	0.62	[6,7]	0.41	[6,7]	(0.13)[4,7]		19		4
12-31-2016	12.33	0.19	[4]	0.95	1.14	(0.19)	(0.47)	—	(0.66)	12.81	9.35		0.67	[6]	0.41	[6]	1.55	[4]	18		9
12-31-2015	12.78	0.19	[4]	(0.41)	(0.22)	(0.20)	(0.03)	—	(0.23)	12.33	(1.75)		0.65	[6]	0.42	[6]	1.45	[4]	17		20
12-31-2014	12.74	0.23	[4]	0.44	0.67	(0.20)	(0.43)	—	(0.63)	12.78	5.21		0.81	[6]	0.39	[6]	1.77	[4]	19		38
12-31-2013[8]	12.50	0.12	[4]	0.36	0.48	(0.11)	—	(0.13)	(0.24)	12.74	3.85	[5]	79.72	[6,7]	0.42	[6,7]	0.97	[4,7]	—	[9]	—	[10]
SERIES NAV
06-30-2017[3]	12.81	0.01	[4]	1.29	1.30	—	—	—	—	14.11	10.15	[5]	0.37	[6,7]	0.16	[6,7]	0.15	[4,7]	5		4
12-31-2016	12.33	0.37	[4]	0.80	1.17	(0.22)	(0.47)	—	(0.69)	12.81	9.60		0.42	[6]	0.16	[6]	2.95	[4]	2		9
12-31-2015	12.78	0.24	[4]	(0.43)	(0.19)	(0.23)	(0.03)	—	(0.26)	12.33	(1.51)		0.40	[6]	0.17	[6]	1.89	[4]	1		20
12-31-2014	12.74	0.42	[4]	0.28	0.70	(0.23)	(0.43)	—	(0.66)	12.78	5.47		0.56	[6]	0.14	[6]	3.16	[4]	1		38
12-31-2013[8]	12.50	0.13	[4]	0.36	0.49	(0.12)	—	(0.13)	(0.25)	12.74	3.92	[5]	79.47	[6,7]	0.17	[6,7]	1.02	[4,7]	—	[9]	—	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.10% - 0.53%, 0.08% -0.53%, 0.09% - 0.53%, 0.53% - 0.53% and 0.10% - 0.50% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14 and 12-31-13, respectively. 7. Annualized. 8. Period from 11-1-13 (commencement of operations) to 12-31-13. 9. Less than $500,000. 10. Less than 1%. 11. Less than $0.005 per share.

95

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Balanced PS Series
SERIES I
06-30-2017[3]	13.78	(0.01)[4]		0.89	0.88		—	—	—	—	14.66	6.39	[5]	0.12	[6,7]	0.12	[6,7]	(0.12)[4,6]		30		2
12-31-2016	13.59	0.32	[4]	0.51	0.83		(0.31)	(0.33)	—	(0.64)	13.78	6.11		0.12	[7]	0.11	[7]	2.31	[4]	31		11
12-31-2015	14.18	0.34	[4]	(0.34)	—	[8]	(0.33)	(0.26)	—	(0.59)	13.59	0.05		0.12	[7]	0.11	[7]	2.35	[4]	30		9
12-31-2014	13.95	0.42	[4]	0.41	0.83		(0.34)	(0.26)	—	(0.60)	14.18	5.96		0.12	[7]	0.11	[7]	2.95	[4]	28		27
12-31-2013[9]	13.99	0.16	[4]	0.09	0.25		(0.26)	(0.03)	—	(0.29)	13.95	1.77	[5]	0.14	[6,7]	0.12	[6,7]	1.12	[4,5]	—	[10]	37	[11]
SERIES II
06-30-2017[3]	13.80	(0.02)[4]		0.89	0.87		—	—	—	—	14.67	6.30	[5]	0.32	[6,7]	0.32	[6,7]	(0.32)[4,6]		931		2
12-31-2016	13.61	0.29	[4]	0.52	0.81		(0.29)	(0.33)	—	(0.62)	13.80	5.89		0.32	[7]	0.31	[7]	2.06	[4]	909		11
12-31-2015	14.21	0.30	[4]	(0.33)	(0.03)		(0.31)	(0.26)	—	(0.57)	13.61	(0.22)		0.32	[7]	0.31	[7]	2.11	[4]	901		9
12-31-2014	13.98	0.35	[4]	0.45	0.80		(0.31)	(0.26)	—	(0.57)	14.21	5.74		0.32	[7]	0.31	[7]	2.48	[4]	932		27
12-31-2013	12.92	0.25	[4]	1.38	1.63		(0.23)	(0.34)	—	(0.57)	13.98	12.68		0.35	[7]	0.34	[7]	1.79	[4]	213		37
12-31-2012	11.80	0.13	[4]	1.11	1.24		(0.10)	(0.02)	—	(0.12)	12.92	10.54		0.40	[7,12]	0.40	[7]	1.06	[4]	170		31
SERIES NAV
06-30-2017[3]	13.77	—	[4,8]	0.88	0.88		—	—	—	—	14.65	6.39	[5]	0.07	[6,7]	0.07	[6,7]	(0.07)[4,6]		73		2
12-31-2016	13.58	0.36	[4]	0.48	0.84		(0.32)	(0.33)	—	(0.65)	13.77	6.16		0.07	[7]	0.06	[7]	2.58	[4]	63		11
12-31-2015	14.17	0.39	[4]	(0.38)	0.01		(0.34)	(0.26)	—	(0.60)	13.58	0.10		0.07	[7]	0.06	[7]	2.76	[4]	44		9
12-31-2014	13.95	0.47	[4]	0.36	0.83		(0.35)	(0.26)	—	(0.61)	14.17	5.94		0.07	[7]	0.06	[7]	3.31	[4]	30		27
12-31-2013[9]	13.99	0.21	[4]	0.04	0.25		(0.26)	(0.03)	—	(0.29)	13.95	1.82	[5]	0.10	[6,7]	0.08	[6,7]	1.49	[4,5]	—	[10]	37	[11]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from the underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 0.59%, 0.53% - 0.59%, 0.53% - 0.59%, 0.53% - 0.59%, 0.50%–0.63%, and 0.49%–1.10% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13, and 12-31-12, respectively. 8. Less than $0.005 per share. 9. The inception date for Series I and Series NAV shares is 11-1-13. 10. Less than $500,000. 11. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 12. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

Lifestyle Conservative PS Series
SERIES I
06-30-2017[3]	12.91	(0.01)[4]		0.53	0.52		—	—	—	—	13.43	4.03	[5]	0.15	[6,7]	0.13	[6,7]	(0.13)[4,7]		10		5
12-31-2016	12.85	0.35	[4]	0.21	0.56		(0.36)	(0.14)	—	(0.50)	12.91	4.39		0.14	[6]	0.13	[6]	2.65	[4]	9		19
12-31-2015	13.33	0.39	[4]	(0.37)	0.02		(0.36)	(0.14)	—	(0.50)	12.85	0.17		0.14	[6]	0.13	[6]	2.87	[4]	8		17
12-31-2014	13.18	0.53	[4]	0.20	0.73		(0.38)	(0.20)	—	(0.58)	13.33	5.55		0.15	[6]	0.13	[6]	3.96	[4]	8		56
12-31-2013[8]	13.48	0.23	[4]	(0.20)	0.03		(0.28)	(0.05)	—	(0.33)	13.18	0.20	[5]	0.27	[6,7]	0.12	[6,7]	1.74	[4,5]	—	[9]	22	[10]
SERIES II
06-30-2017[3]	12.93	(0.02)[4]		0.53	0.51		—	—	—	—	13.44	3.94	[5]	0.35	[6,7]	0.33	[6,7]	(0.33)[4,7]		174		5
12-31-2016	12.87	0.31	[4]	0.23	0.54		(0.34)	(0.14)	—	(0.48)	12.93	4.17		0.34	[6]	0.33	[6]	2.37	[4]	178		19
12-31-2015	13.35	0.33	[4]	(0.33)	—	[11]	(0.34)	(0.14)	—	(0.48)	12.87	(0.03)		0.34	[6]	0.33	[6]	2.44	[4]	181		17
12-31-2014	13.19	0.40	[4]	0.31	0.71		(0.35)	(0.20)	—	(0.55)	13.35	5.41		0.35	[6]	0.33	[6]	2.99	[4]	188		56
12-31-2013	13.15	0.23	[4]	0.28	0.51		(0.25)	(0.22)	—	(0.47)	13.19	3.86		0.43	[6]	0.38	[6]	1.75	[4]	50		22
12-31-2012	12.36	0.17	[4]	0.76	0.93		(0.14)	— [11]	—	(0.14)	13.15	7.53		0.45	[6]	0.40	[6]	1.34	[4]	59		16
SERIES NAV
06-30-2017[3]	12.90	(0.01)[4]		0.54	0.53		—	—	—	—	13.43	4.11	[5]	0.10	[6,7]	0.08	[6,7]	(0.08)[4,7]		3		5
12-31-2016	12.85	0.61	[4]	(0.05)	0.56		(0.37)	(0.14)	—	(0.51)	12.90	4.36		0.10	[6]	0.08	[6]	4.67	[4]	3		19
12-31-2015	13.33	0.46	[4]	(0.43)	0.03		(0.37)	(0.14)	—	(0.51)	12.85	0.22		0.09	[6]	0.08	[6]	3.44	[4]	1		17
12-31-2014	13.17	0.60	[4]	0.15	0.75		(0.39)	(0.20)	—	(0.59)	13.33	5.68		0.10	[6]	0.08	[6]	4.44	[4]	—	[9]	56
12-31-2013[8]	13.48	0.23	[4]	(0.21)	0.02		(0.28)	(0.05)	—	(0.33)	13.17	0.18	[5]	0.22	[6,7]	0.08	[6,7]	1.74	[4,5]	—	[9]	22	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from the underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 0.59%, 0.53% - 0.59%, 0.53% - 0.59%, 0.53% - 0.59%, 0.50%–0.63% and 0.49%–1.10% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 7. Annualized. 8. The inception date for Series I and Series NAV shares is 11-1-13. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 11. Less than $0.005 per share.

96

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle Growth PS Series
SERIES I
06-30-2017[3]	14.53	(0.01)[4]		1.17	1.16	—	—	—	—	15.69	7.98	[5]	0.12	[6,7]	0.11	[6,7]	(0.11)[4,6]		101		—	[8]
12-31-2016	14.23	0.46	[4]	0.56	1.02	(0.27)	(0.45)	—	(0.72)	14.53	7.23		0.11	[7]	0.11	[7]	3.16	[4]	93		12	[9]
12-31-2015	14.85	0.32	[4]	(0.34)	(0.02)	(0.32)	(0.28)	—	(0.60)	14.23	(0.12)		0.11	[7]	0.11	[7]	2.11	[4]	39		9
12-31-2014	14.51	0.39	[4]	0.51	0.90	(0.32)	(0.24)	—	(0.56)	14.85	6.17		0.11	[7]	0.11	[7]	2.61	[4]	37		18
12-31-2013[10]	14.31	0.02	[4]	0.39 [11]	0.41	(0.19)	(0.02)	—	(0.21)	14.51	2.88	[5]	0.14	[6,7]	0.12	[6,7]	0.11	[4,5]	4		46	[12]
SERIES II
06-30-2017[3]	14.55	(0.02)[4]		1.17	1.15	—	—	—	—	15.70	7.90	[5]	0.32	[6,7]	0.31	[6,7]	(0.31)[4,6]		2,998		—	[8]
12-31-2016	14.25	0.34	[4]	0.66	1.00	(0.25)	(0.45)	—	(0.70)	14.55	7.02		0.31	[7]	0.31	[7]	2.35	[4]	2,889		12	[9]
12-31-2015	14.86	0.29	[4]	(0.33)	(0.04)	(0.29)	(0.28)	—	(0.57)	14.25	(0.25)		0.31	[7]	0.31	[7]	1.93	[4]	1,904		9
12-31-2014	14.53	0.34	[4]	0.52	0.86	(0.29)	(0.24)	—	(0.53)	14.86	5.88		0.31	[7]	0.31	[7]	2.31	[4]	1,873		18
12-31-2013	12.75	0.23	[4]	2.16	2.39	(0.17)	(0.44)	—	(0.61)	14.53	18.86		0.34	[7]	0.34	[7]	1.65	[4]	297		46
12-31-2012	11.44	0.09	[4]	1.33	1.42	(0.08)	(0.03)	—	(0.11)	12.75	12.45		0.39	[7,13]	0.39	[7]	0.75	[4]	175		45	[14]
SERIES NAV
06-30-2017[3]	14.52	—	[4,15]	1.17	1.17	—	—	—	—	15.69	8.06	[5]	0.07	[6,7]	0.06	[6,7]	(0.06)[4,6]		127		—	[8]
12-31-2016	14.23	0.52	[4]	0.50	1.02	(0.28)	(0.45)	—	(0.73)	14.52	7.21		0.06	[7]	0.06	[7]	3.59	[4]	109		12	[9]
12-31-2015	14.84	0.43	[4]	(0.43)	— [15]	(0.33)	(0.28)	—	(0.61)	14.23	—	[16]	0.06	[7]	0.06	[7]	2.93	[4]	30		9
12-31-2014	14.50	0.75	[4]	0.16	0.91	(0.33)	(0.24)	—	(0.57)	14.84	6.22		0.06	[7]	0.06	[7]	5.02	[4]	12		18
12-31-2013[10]	14.31	0.19	[4]	0.22 [11]	0.41	(0.20)	(0.02)	—	(0.22)	14.50	2.86	[5]	0.09	[6,7]	0.08	[6,7]	1.33	[4,5]	—	[17]	46	[12]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from the underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%-0.59%, 0.53%-0.59%, 0.53%-0.59%, 0.53%-0.59%, 0.50%–0.63% and 0.49%–1.10% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 2-31-13 and 12-31-12, respectively. 8. Less than 1%. 9. Excludes merger activity. 10. The inception date for Series I and Series NAV shares is 11-1-13. 11. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 12. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13. 13. Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions. 14. Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust. 15. Less than $0.005 per share. 16. Less than 0.005%. 17. Less than $500,000.

Lifestyle Moderate PS Series
SERIES I
06-30-2017[3]	13.50	(0.01)[6]		0.76	0.75	—	—	—	—	14.25	5.56	[4]	0.13	[5,8]	0.13	[5,8]	(0.13)[5,8]		11		2
12-31-2016	13.37	0.34	[6]	0.40	0.74	(0.33)	(0.28)	—	(0.61)	13.50	5.50		0.13	[8]	0.12	[8]	2.48	[6]	10		14
12-31-2015	13.95	0.35	[6]	(0.34)	0.01	(0.34)	(0.25)	—	(0.59)	13.37	0.10		0.13	[8]	0.12	[8]	2.47	[6]	9		11
12-31-2014	13.82	0.43	[6]	0.38	0.81	(0.36)	(0.32)	—	(0.68)	13.95	5.91		0.13	[8]	0.13	[8]	3.03	[6]	8		38
12-31-2013[7]	13.95	0.18	[6]	(0.01)	0.17	(0.26)	(0.04)	—	(0.30)	13.82	1.23	[4]	0.21	[5,8]	0.12	[5,8]	1.34	[4,6]	—	[9]	36	[10]
SERIES II
06-30-2017[3]	13.52	(0.02)[6]		0.76	0.74	—	—	—	—	14.26	5.47	[4]	0.33	[5,8]	0.33	[5,8]	(0.33)[5,6]		297		2
12-31-2016	13.39	0.29	[6]	0.42	0.71	(0.30)	(0.28)	—	(0.58)	13.52	5.28		0.33	[8]	0.32	[8]	2.14	[6]	295		14
12-31-2015	13.97	0.30	[6]	(0.32)	(0.02)	(0.31)	(0.25)	—	(0.56)	13.39	(0.10)		0.33	[8]	0.32	[8]	2.17	[6]	304		11
12-31-2014	13.85	0.37	[6]	0.40	0.77	(0.33)	(0.32)	—	(0.65)	13.97	5.61		0.33	[8]	0.33	[8]	2.64	[6]	323		38
12-31-2013	13.06	0.24	[6]	1.08	1.32	(0.24)	(0.29)	—	(0.53)	13.85	10.12		0.40	[8]	0.38	[8]	1.75	[6]	92		36
12-31-2012	12.04	0.15	[6]	1.00	1.15	(0.12)	(0.01)	—	(0.13)	13.06	9.55		0.42	[8]	0.40	[8]	1.21	[6]	84		25
SERIES NAV
06-30-2017[3]	13.49	(0.01)[6]		0.77	0.76	—	—	—	—	14.25	5.63	[4]	0.08	[5,8]	0.08	[5,8]	(0.08)[5,6]		17		2
12-31-2016	13.36	0.41	[6]	0.34	0.75	(0.34)	(0.28)	—	(0.62)	13.49	5.55		0.08	[8]	0.08	[8]	3.00	[6]	14		14
12-31-2015	13.94	0.47	[6]	(0.45)	0.02	(0.35)	(0.25)	—	(0.60)	13.36	0.15		0.08	[8]	0.07	[8]	3.36	[6]	8		11
12-31-2014	13.82	0.83	[6]	(0.02)	0.81	(0.37)	(0.32)	—	(0.69)	13.94	5.88		0.08	[8]	0.08	[8]	5.89	[6]	3		38
12-31-2013[7]	13.95	0.22	[6]	(0.04)	0.18	(0.27)	(0.04)	—	(0.31)	13.82	1.28	[4]	0.16	[5,8]	0.08	[5,8]	1.60	[4,6]	—	[9]	36	[10]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 7. The inception date for Series I and Series NAV shares is 11-1-13. 8. Ratios do not include expenses indirectly incurred from the underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 0.59%, 0.53% - 0.59%, 0.53% - 0.59%, 0.53% - 0.59%, 0.50% - 0.63% and 0.49% - 1.10% for the periods ended 6-30-17, 21-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 9. Less than $500,000. 10. Portfolio turnover is shown for the period from 1-1-13 to 12-31-13.

97

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
SERIES I
06-30-2017[3]	21.32	0.12	1.12	1.24	—	—	—	—	22.56	5.82	[4]	0.56	[5]	0.45	[5]	1.08 [5]	861	12
12-31-2016	19.66	0.25	3.56	3.81	(0.24)	(1.91)	—	(2.15)	21.32	20.11		0.56		0.45		1.24	805	22
12-31-2015	22.29	0.24	(0.83)	(0.59)	(0.22)	(1.82)	—	(2.04)	19.66	(2.59)		0.56		0.45		1.10	661	23
12-31-2014	21.82	0.23	1.79	2.02	(0.22)	(1.33)	—	(1.55)	22.29	9.35		0.56		0.46		1.05	679	14
12-31-2013	17.45	0.21	5.50	5.71	(0.22)	(1.12)	—	(1.34)	21.82	33.03		0.55		0.45		1.02	657	14
12-31-2012	16.75	0.16	2.65	2.81	(0.25)	(1.86)	—	(2.11)	17.45	17.48		0.55		0.49		0.91	453	8
SERIES II
06-30-2017[3]	21.24	0.10	1.10	1.20	—	—	—	—	22.44	5.65	[4]	0.76	[5]	0.65	[5]	0.87 [5]	66	12
12-31-2016	19.58	0.21	3.56	3.77	(0.20)	(1.91)	—	(2.11)	21.24	19.92		0.76		0.65		1.03	68	22
12-31-2015	22.22	0.20	(0.84)	(0.64)	(0.18)	(1.82)	—	(2.00)	19.58	(2.80)		0.76		0.65		0.89	63	23
12-31-2014	21.76	0.19	1.77	1.96	(0.17)	(1.33)	—	(1.50)	22.22	9.12		0.76		0.66		0.84	71	14
12-31-2013	17.41	0.16	5.49	5.65	(0.18)	(1.12)	—	(1.30)	21.76	32.76		0.75		0.65		0.81	82	14
12-31-2012	16.71	0.12	2.66	2.78	(0.22)	(1.86)	—	(2.08)	17.41	17.30		0.75		0.70		0.69	74	8
SERIES NAV
06-30-2017[3]	21.32	0.12	1.12	1.24	—	—	—	—	22.56	5.82	[4]	0.51	[5]	0.40	[5]	1.14 [5]	155	12
12-31-2016	19.65	0.26	3.57	3.83	(0.25)	(1.91)	—	(2.16)	21.32	20.17		0.51		0.40		1.30	134	22
12-31-2015	22.29	0.25	(0.84)	(0.59)	(0.23)	(1.82)	—	(2.05)	19.65	(2.54)		0.51		0.40		1.15	105	23
12-31-2014	21.82	0.25	1.78	2.03	(0.23)	(1.33)	—	(1.56)	22.29	9.40		0.51		0.41		1.11	106	14
12-31-2013	17.45	0.22	5.50	5.72	(0.23)	(1.12)	—	(1.35)	21.82	33.09		0.50		0.40		1.06	88	14
12-31-2012	16.75	0.12	2.70	2.82	(0.26)	(1.86)	—	(2.12)	17.45	17.54		0.50		0.47		0.66	59	8
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized.

Mid Cap Stock Trust
SERIES I
06-30-2017[3]	14.16	(0.03)	2.53	2.50	—	—	—	—	16.66	17.66	[4]	0.93	[5]	0.92	[5]	(0.45)[5]	163	36
12-31-2016	15.17	(0.04)	0.16	0.12	—	(1.13)	—	(1.13)	14.16	0.59		0.90	[6]	0.89	[6]	(0.27)	150	85
12-31-2015	18.61	(0.05)	0.55	0.50	—	(3.94)	—	(3.94)	15.17	3.00		0.92		0.91		(0.28)	170	78
12-31-2014	21.07	(0.08)	1.68	1.60	(0.02)	(4.04)	—	(4.06)	18.61	8.02		0.92		0.91		(0.37)	188	103
12-31-2013	15.68	(0.05)	5.80	5.75	(0.01)	(0.35)	—	(0.36)	21.07	36.82		0.92		0.92		(0.27)	207	116
12-31-2012	12.83	—	2.85	2.85	—	—	—	—	15.68	22.21		0.93		0.92		0.01	178	115
SERIES II
06-30-2017[3]	13.45	(0.05)	2.41	2.36	—	—	—	—	15.81	17.55	[4]	1.13	[5]	1.12	[5]	(0.65)[5]	84	36
12-31-2016	14.49	(0.06)	0.15	0.09	—	(1.13)	—	(1.13)	13.45	0.41		1.10	[6]	1.09	[6]	(0.47)	76	85
12-31-2015	17.99	(0.08)	0.52	0.44	—	(3.94)	—	(3.94)	14.49	2.75		1.12		1.11		(0.48)	91	78
12-31-2014	20.51	(0.11)	1.63	1.52	—	(4.04)	—	(4.04)	17.99	7.82		1.12		1.11		(0.58)	99	103
12-31-2013	15.30	(0.08)	5.64	5.56	—	(0.35)	—	(0.35)	20.51	36.51		1.12		1.12		(0.47)	121	116
12-31-2012	12.54	(0.03)	2.79	2.76	—	—	—	—	15.30	22.01		1.13		1.12		(0.19)	108	115
SERIES NAV
06-30-2017[3]	14.31	(0.03)	2.57	2.54	—	—	—	—	16.85	17.75	[4]	0.88	[5]	0.87	[5]	(0.40)[5]	476	36
12-31-2016	15.32	(0.03)	0.15	0.12	—	(1.13)	—	(1.13)	14.31	0.58		0.85	[6]	0.84	[6]	(0.22)	449	85
12-31-2015	18.75	(0.04)	0.55	0.51	—	(3.94)	—	(3.94)	15.32	3.04		0.87		0.86		(0.23)	506	78
12-31-2014	21.19	(0.07)	1.70	1.63	(0.03)	(4.04)	—	(4.07)	18.75	8.12		0.87		0.86		(0.32)	562	103
12-31-2013	15.77	(0.04)	5.82	5.78	(0.01)	(0.35)	—	(0.36)	21.19	36.84		0.87		0.87		(0.23)	615	116
12-31-2012	12.90	0.01	2.86	2.87	—	—	—	—	15.77	22.25		0.88		0.87		0.07	456	115
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

98

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Value Trust
SERIES I
06-30-2017[3]	11.62	0.08		0.27	0.35	—	—	—	—	11.97	3.01	[4]	1.04	[5]	0.99	[5]	1.41	[5]	327	19
12-31-2016	10.72	0.12		2.35	2.47	(0.13)	(1.44)	—	(1.57)	11.62	24.02		1.02	[6]	0.96	[6]	1.03		339	56
12-31-2015	13.96	0.13		(0.68)	(0.55)	(0.14)	(2.55)	—	(2.69)	10.72	(3.43)		1.04		0.98		0.99		276	47	[7]
12-31-2014	13.99	0.11		1.37	1.48	(0.10)	(1.41)	—	(1.51)	13.96	10.60		1.04		0.98		0.77		347	32
12-31-2013	11.49	0.09		3.47	3.56	(0.13)	(0.93)	—	(1.06)	13.99	31.39		1.04		0.99		0.67		347	37
12-31-2012	10.50	0.14		1.85	1.99	(0.10)	(0.90)	—	(1.00)	11.49	19.42		1.04		0.99		1.21		284	38
SERIES II
06-30-2017[3]	11.63	0.07		0.27	0.34	—	—	—	—	11.97	2.92	[4]	1.24	[5]	1.19	[5]	1.22	[5]	64	19
12-31-2016	10.73	0.09		2.36	2.45	(0.11)	(1.44)	—	(1.55)	11.63	23.77		1.21	[6]	1.16	[6]	0.83		67	56
12-31-2015	13.97	0.10		(0.67)	(0.57)	(0.12)	(2.55)	—	(2.67)	10.73	(3.64)		1.24		1.18		0.79		59	47	[7]
12-31-2014	14.00	0.08		1.38	1.46	(0.08)	(1.41)	—	(1.49)	13.97	10.39		1.24		1.18		0.57		76	32
12-31-2013	11.50	0.06		3.48	3.54	(0.11)	(0.93)	—	(1.04)	14.00	31.14		1.24		1.19		0.47		86	37
12-31-2012	10.50	0.11		1.86	1.97	(0.07)	(0.90)	—	(0.97)	11.50	19.29		1.24		1.19		0.99		80	38
SERIES NAV
06-30-2017[3]	11.56	0.09		0.26	0.35	—	—	—	—	11.91	3.03	[4]	0.99	[5]	0.94	[5]	1.45	[5]	434	19
12-31-2016	10.67	0.12		2.34	2.46	(0.13)	(1.44)	—	(1.57)	11.56	24.09		0.97	[6]	0.91	[6]	1.09		425	56
12-31-2015	13.91	0.13		(0.67)	(0.54)	(0.15)	(2.55)	—	(2.70)	10.67	(3.40)		0.99		0.93		1.04		408	47	[7]
12-31-2014	13.94	0.12		1.37	1.49	(0.11)	(1.41)	—	(1.52)	13.91	10.70		0.99		0.93		0.82		481	32
12-31-2013	11.45	0.09		3.47	3.56	(0.14)	(0.93)	—	(1.07)	13.94	31.47		0.99		0.94		0.72		532	37
12-31-2012	10.47	0.14		1.84	1.98	(0.10)	(0.90)	—	(1.00)	11.45	19.43		0.99		0.94		1.26		387	38
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%. 7. The portfolio turnover rate for the year ended 12-31-15 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Mutual Shares Trust
SERIES I
06-30-2017[3]	11.74	0.10		0.53	0.63	—	—	—	—	12.37	5.37	[4]	1.10	[5]	1.09	[5]	1.68	[5]	173	9
12-31-2016	11.76	0.28		1.56	1.84	(0.76)	(1.10)	—	(1.86)	11.74	16.71		1.06		1.05		2.35		173	26
12-31-2015	14.02	0.24		(0.90)	(0.66)	(0.29)	(1.31)	—	(1.60)	11.76	(4.68)		1.06		1.05		1.74		172	22
12-31-2014	13.75	0.37	[6]	0.63	1.00	(0.47)	(0.26)	—	(0.73)	14.02	7.21		1.03		1.03		2.62	[6]	200	19
12-31-2013	10.86	0.20		2.87	3.07	(0.18)	—	—	(0.18)	13.75	28.32		1.03		1.02		1.63		220	27
12-31-2012	9.65	0.18		1.18	1.36	(0.15)	—	—	(0.15)	10.86	14.13		1.06		1.05		1.73		203	28
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.10 and 0.74%, respectively.

Real Estate Securities Trust
SERIES I
06-30-2017[3]	18.65	0.27		0.32	0.59	—	—	—	—	19.24	3.16	[4]	0.80	[5]	0.79	[5]	2.87	[5]	79	93
12-31-2016	18.08	0.44		0.78	1.22	(0.65)	—	—	(0.65)	18.65	6.92		0.74	[6]	0.74	[6]	2.32		85	147
12-31-2015	17.95	0.36		0.11	0.47	(0.34)	—	—	(0.34)	18.08	2.68		0.79		0.79		2.02		90	152
12-31-2014	13.84	0.30		4.08	4.38	(0.27)	—	—	(0.27)	17.95	31.73		0.79		0.79		1.88		104	131
12-31-2013	14.13	0.30		(0.31)	(0.01)	(0.28)	—	—	(0.28)	13.84	(0.10)		0.80		0.79		2.02		83	104
12-31-2012	12.26	0.21		1.90	2.11	(0.24)	—	—	(0.24)	14.13	17.26		0.79		0.79		1.58		95	99
SERIES II
06-30-2017[3]	18.68	0.25		0.32	0.57	—	—	—	—	19.25	3.05	[4]	1.00	[5]	0.99	[5]	2.68	[5]	48	93
12-31-2016	18.11	0.40		0.78	1.18	(0.61)	—	—	(0.61)	18.68	6.69		0.94	[6]	0.93	[6]	2.11		51	147
12-31-2015	17.97	0.32		0.13	0.45	(0.31)	—	—	(0.31)	18.11	2.46		0.99		0.99		1.80		55	152
12-31-2014	13.86	0.27		4.08	4.35	(0.24)	—	—	(0.24)	17.97	31.52		0.99		0.99		1.65		66	131
12-31-2013	14.16	0.27		(0.32)	(0.05)	(0.25)	—	—	(0.25)	13.86	(0.38)		1.00		0.99		1.80		58	104
12-31-2012	12.28	0.19		1.90	2.09	(0.21)	—	—	(0.21)	14.16	17.09		0.99		0.99		1.37		72	99
SERIES NAV
06-30-2017[3]	18.53	0.27		0.32	0.59	—	—	—	—	19.12	3.13	[4]	0.75	[5]	0.74	[5]	2.92	[5]	249	93
12-31-2016	17.97	0.45		0.77	1.22	(0.66)	—	—	(0.66)	18.53	6.96		0.69	[6]	0.69	[6]	2.37		267	147
12-31-2015	17.84	0.38		0.10	0.48	(0.35)	—	—	(0.35)	17.97	2.80		0.74		0.74		2.12		271	152
12-31-2014	13.76	0.31		4.05	4.36	(0.28)	—	—	(0.28)	17.84	31.75		0.74		0.74		1.93		283	131
12-31-2013	14.05	0.31		(0.31)	— [7]	(0.29)	—	—	(0.29)	13.76	(0.05)		0.75		0.74		2.10		224	104
12-31-2012	12.19	0.22		1.88	2.10	(0.24)	—	—	(0.24)	14.05	17.33		0.74		0.74		1.65		231	99
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%. 7. Less than $0.005 per share.

99

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Trust
SERIES I
06-30-2017[3]	22.48	(0.02)	4.84	4.82	—	—	—	—	27.30	21.44	[4]	1.12	[5]	1.08	[5]	(0.16)[5]	539	42
12-31-2016	23.78	0.02	1.99	2.01	—	(3.31)	—	(3.31)	22.48	8.39		1.12	[6]	1.07	[6]	0.09	425	111
12-31-2015	27.08	(0.08)	1.43	1.35	—	(4.65)	—	(4.65)	23.78	6.69		1.12		1.07		(0.32)	437	118
12-31-2014	24.73	(0.07)	3.25	3.18	—	(0.83)	—	(0.83)	27.08	12.89		1.11		1.07		(0.29)	420	100
12-31-2013	17.23	(0.03)	7.53	7.50	—	—	—	—	24.73	43.53		1.13		1.10		(0.15)	375	105
12-31-2012	15.60	(0.03)	1.66	1.63	—	—	—	—	17.23	10.45		1.16		1.13		(0.16)	282	89
SERIES II
06-30-2017[3]	21.68	(0.04)	4.66	4.62	—	—	—	—	26.30	21.31	[4]	1.32	[5]	1.28	[5]	(0.35)[5]	51	42
12-31-2016	23.09	(0.02)	1.92	1.90	—	(3.31)	—	(3.31)	21.68	8.15		1.32	[6]	1.27	[6]	(0.11)	42	111
12-31-2015	26.48	(0.13)	1.39	1.26	—	(4.65)	—	(4.65)	23.09	6.49		1.32		1.27		(0.52)	45	118
12-31-2014	24.24	(0.12)	3.19	3.07	—	(0.83)	—	(0.83)	26.48	12.70		1.31		1.27		(0.49)	48	100
12-31-2013	16.92	(0.07)	7.39	7.32	—	—	—	—	24.24	43.26		1.33		1.30		(0.35)	49	105
12-31-2012	15.35	(0.06)	1.63	1.57	—	—	—	—	16.92	10.23		1.36		1.33		(0.37)	41	89
SERIES NAV
06-30-2017[3]	22.68	(0.01)	4.88	4.87	—	—	—	—	27.55	21.47	[4]	1.07	[5]	1.03	[5]	(0.10)[5]	40	42
12-31-2016	23.96	0.03	2.00	2.03	—	(3.31)	—	(3.31)	22.68	8.41		1.07	[6]	1.02	[6]	0.14	34	111
12-31-2015	27.23	(0.07)	1.45	1.38	—	(4.65)	—	(4.65)	23.96	6.77		1.07		1.02		(0.27)	29	118
12-31-2014	24.85	(0.06)	3.27	3.21	—	(0.83)	—	(0.83)	27.23	12.95		1.06		1.02		(0.24)	23	100
12-31-2013	17.31	(0.02)	7.56	7.54	—	—	—	—	24.85	43.56		1.08		1.05		(0.10)	19	105
12-31-2012	15.66	(0.03)	1.68	1.65	—	—	—	—	17.31	10.54		1.11		1.08		(0.15)	13	89
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.

Small Cap Growth Trust
SERIES I
06-30-2017[3]	8.01	(0.02)	1.09	1.07	—	—	—	—	9.08	13.36	[4]	1.15	[5]	1.14	[5]	(0.58)[5]	84	44
12-31-2016	8.61	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.01	2.29		1.09	[6]	1.08	[6]	(0.28)	79	95
12-31-2015	11.68	(0.05)	(0.87)	(0.92)	—	(2.15)	—	(2.15)	8.61	(8.85)		1.14		1.13		(0.46)	96	87
12-31-2014	12.82	(0.10)	1.00	0.90	—	(2.04)	—	(2.04)	11.68	7.57		1.14		1.13		(0.81)	117	83
12-31-2013	9.29	(0.08)	4.13	4.05	—	(0.52)	—	(0.52)	12.82	44.08		1.15		1.15		(0.71)	128	114
12-31-2012	9.18	(0.03)	1.51	1.48	—	(1.37)	—	(1.37)	9.29	16.47		1.16		1.15		(0.31)	83	132
SERIES II
06-30-2017[3]	7.65	(0.03)	1.04	1.01	—	—	—	—	8.66	13.20	[4]	1.35	[5]	1.34	[5]	(0.78)[5]	30	44
12-31-2016	8.27	(0.04)	0.20	0.16	—	(0.78)	—	(0.78)	7.65	2.14		1.29	[6]	1.28	[6]	(0.47)	28	95
12-31-2015	11.33	(0.07)	(0.84)	(0.91)	—	(2.15)	—	(2.15)	8.27	(9.06)		1.34		1.33		(0.66)	32	87
12-31-2014	12.52	(0.12)	0.97	0.85	—	(2.04)	—	(2.04)	11.33	7.34		1.34		1.33		(1.01)	35	83
12-31-2013	9.10	(0.10)	4.04	3.94	—	(0.52)	—	(0.52)	12.52	43.79		1.35		1.35		(0.91)	46	114
12-31-2012	9.03	(0.05)	1.49	1.44	—	(1.37)	—	(1.37)	9.10	16.29		1.36		1.35		(0.51)	31	132
SERIES NAV
06-30-2017[3]	8.09	(0.02)	1.11	1.09	—	—	—	—	9.18	13.47	[4]	1.10	[5]	1.09	[5]	(0.53)[5]	281	44
12-31-2016	8.69	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.09	2.27		1.04	[6]	1.03	[6]	(0.22)	267	95
12-31-2015	11.76	(0.04)	(0.88)	(0.92)	—	(2.15)	—	(2.15)	8.69	(8.78)		1.09		1.08		(0.40)	297	87
12-31-2014	12.89	(0.09)	1.00	0.91	—	(2.04)	—	(2.04)	11.76	7.60		1.09		1.08		(0.76)	350	83
12-31-2013	9.33	(0.07)	4.15	4.08	—	(0.52)	—	(0.52)	12.89	44.21		1.10		1.10		(0.66)	393	114
12-31-2012	9.21	(0.02)	1.51	1.49	—	(1.37)	—	(1.37)	9.33	16.52		1.11		1.10		(0.24)	278	132
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.

100

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
SERIES I
06-30-2017[3]	14.74	0.08	0.64	0.72	—	—	—	—	15.46	4.88	[4]	0.57	[5]	0.52	[5]	1.07	[5]	399	15
12-31-2016	13.28	0.16	2.51	2.67	(0.15)	(1.06)	—	(1.21)	14.74	20.98		0.58		0.52		1.18		366	22
12-31-2015	15.40	0.16	(0.87)	(0.71)	(0.15)	(1.26)	—	(1.41)	13.28	(4.58)		0.58		0.52		1.06		286	19
12-31-2014	15.83	0.14	0.55	0.69	(0.14)	(0.98)	—	(1.12)	15.40	4.59		0.57		0.52		0.93		302	20
12-31-2013	12.39	0.15	4.57	4.72	(0.22)	(1.06)	—	(1.28)	15.83	38.58		0.57		0.52		1.03		317	17
12-31-2012	13.15	0.24	1.72	1.96	(0.26)	(2.46)	—	(2.72)	12.39	16.10		0.56		0.54		1.77		208	13
SERIES II
06-30-2017[3]	14.66	0.06	0.65	0.71	—	—	—	—	15.37	4.84	[4]	0.77	[5]	0.72	[5]	0.86	[5]	42	15
12-31-2016	13.22	0.13	2.50	2.63	(0.13)	(1.06)	—	(1.19)	14.66	20.70		0.78		0.72		0.98		45	22
12-31-2015	15.34	0.13	(0.87)	(0.74)	(0.12)	(1.26)	—	(1.38)	13.22	(4.79)		0.78		0.72		0.85		40	19
12-31-2014	15.77	0.11	0.55	0.66	(0.11)	(0.98)	—	(1.09)	15.34	4.41		0.77		0.72		0.72		52	20
12-31-2013	12.35	0.12	4.55	4.67	(0.19)	(1.06)	—	(1.25)	15.77	38.31		0.77		0.72		0.81		64	17
12-31-2012	13.12	0.21	1.72	1.93	(0.24)	(2.46)	—	(2.70)	12.35	15.82		0.76		0.74		1.55		60	13
SERIES NAV
06-30-2017[3]	14.75	0.08	0.65	0.73	—	—	—	—	15.48	4.95	[4]	0.53	[5]	0.47	[5]	1.12	[5]	125	15
12-31-2016	13.29	0.17	2.51	2.68	(0.16)	(1.06)	—	(1.22)	14.75	21.01		0.53		0.47		1.23		115	22
12-31-2015	15.42	0.17	(0.88)	(0.71)	(0.16)	(1.26)	—	(1.42)	13.29	(4.59)		0.53		0.47		1.12		87	19
12-31-2014	15.84	0.15	0.56	0.71	(0.15)	(0.98)	—	(1.13)	15.42	4.71		0.52		0.47		1.00		95	20
12-31-2013	12.39	0.16	4.57	4.73	(0.22)	(1.06)	—	(1.28)	15.84	38.72		0.52		0.47		1.08		76	17
12-31-2012	13.16	0.20	1.76	1.96	(0.27)	(2.46)	—	(2.73)	12.39	16.06		0.51		0.49		1.42		50	13
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized.

Small Cap Opportunities Trust
SERIES I
06-30-2017[3]	31.06	0.03	0.68	0.71	—	—	—	—	31.77	2.29	[4]	1.10	[5]	1.02	[5]	0.18	[5]	94	11
12-31-2016	28.76	0.12	5.16	5.28	(0.14)	(2.84)	—	(2.98)	31.06	19.47		1.08	[6]	0.99	[6]	0.43		99	32
12-31-2015	31.56	0.12	(1.75)	(1.63)	(0.03)	(1.14)	—	(1.17)	28.76	(5.17)		1.10		1.00		0.39		94	25
12-31-2014	30.84	0.02	0.71	0.73	(0.01)	—	—	(0.01)	31.56	2.38		1.10		1.00		0.08		112	40
12-31-2013	22.13	0.01	8.87	8.88	(0.17)	—	—	(0.17)	30.84	40.16		1.11		1.02		0.05		131	22
12-31-2012	18.94	0.12	3.07	3.19	—	—	—	—	22.13	16.84		1.11		1.02		0.59		32	25
SERIES II
06-30-2017[3]	30.58	— [7]	0.67	0.67	—	—	—	—	31.25	2.19	[4]	1.30	[5]	1.22	[5]	(0.02)[5]		38	11
12-31-2016	28.35	0.07	5.08	5.15	(0.08)	(2.84)	—	(2.92)	30.58	19.25		1.28	[6]	1.19	[6]	0.23		39	32
12-31-2015	31.16	0.06	(1.73)	(1.67)	—	(1.14)	—	(1.14)	28.35	(5.34)		1.30		1.20		0.19		39	25
12-31-2014	30.51	(0.04)	0.69	0.65	—	—	—	—	31.16	2.13		1.30		1.20		(0.12)		46	40
12-31-2013	21.90	(0.04)	8.78	8.74	(0.13)	—	—	(0.13)	30.51	39.92		1.31		1.22		(0.17)		57	22
12-31-2012	18.78	0.08	3.04	3.12	—	—	—	—	21.90	16.61		1.31		1.22		0.37		32	25
SERIES NAV
06-30-2017[3]	30.90	0.04	0.69	0.73	—	—	—	—	31.63	2.36	[4]	1.05	[5]	0.97	[5]	0.23	[5]	87	11
12-31-2016	28.63	0.14	5.13	5.27	(0.16)	(2.84)	—	(3.00)	30.90	19.51		1.03	[6]	0.94	[6]	0.48		85	32
12-31-2015	31.42	0.14	(1.75)	(1.61)	(0.04)	(1.14)	—	(1.18)	28.63	(5.12)		1.05		0.95		0.44		86	25
12-31-2014	30.70	0.04	0.70	0.74	(0.02)	—	—	(0.02)	31.42	2.43		1.05		0.95		0.14		124	40
12-31-2013	22.02	0.02	8.84	8.86	(0.18)	—	—	(0.18)	30.70	40.27		1.06		0.97		0.08		125	22
12-31-2012	18.84	0.13	3.05	3.18	—	—	—	—	22.02	16.88		1.06		0.97		0.63		91	25
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%. 7. Less than $0.005 per share.

101

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Value Trust
SERIES I
06-30-2017[3]	21.51	0.18	(0.74)	(0.56)	—	—	—	—	20.95	(2.60)[4]	1.12	[5]	1.11	[5]	1.75	[5]	332	11
12-31-2016	20.30	0.14	4.14	4.28	(0.14)	(2.93)	—	(3.07)	21.51	22.67	1.10	[6]	1.10	[6]	0.69		373	16
12-31-2015	24.61	0.12	(0.62)	(0.50)	(0.10)	(3.71)	—	(3.81)	20.30	(1.36)	1.12		1.11		0.51		323	22
12-31-2014	26.09	0.16 [7]	1.55	1.71	(0.16)	(3.03)	—	(3.19)	24.61	7.18	1.12		1.12		0.63	[7]	349	22
12-31-2013	20.70	0.06	6.79	6.85	(0.13)	(1.33)	—	(1.46)	26.09	33.32	1.13		1.12		0.23		376	24
12-31-2012	18.94	0.23	2.65	2.88	(0.17)	(0.95)	—	(1.12)	20.70	15.63	1.13		1.13		1.17		270	19
SERIES II
06-30-2017[3]	21.40	0.16	(0.73)	(0.57)	—	—	—	—	20.83	(2.66)[4]	1.32	[5]	1.31	[5]	1.54	[5]	35	11
12-31-2016	20.21	0.10	4.12	4.22	(0.10)	(2.93)	—	(3.03)	21.40	22.45	1.30	[6]	1.29	[6]	0.49		41	16
12-31-2015	24.52	0.07	(0.62)	(0.55)	(0.05)	(3.71)	—	(3.76)	20.21	(1.57)	1.32		1.31		0.30		36	22
12-31-2014	26.01	0.11 [7]	1.54	1.65	(0.11)	(3.03)	—	(3.14)	24.52	6.96	1.32		1.32		0.43	[7]	43	22
12-31-2013	20.66	0.01	6.77	6.78	(0.10)	(1.33)	—	(1.43)	26.01	33.00	1.33		1.32		0.03		49	24
12-31-2012	18.89	0.18	2.67	2.85	(0.13)	(0.95)	—	(1.08)	20.66	15.50	1.33		1.33		0.90		39	19
SERIES NAV
06-30-2017[3]	21.44	0.19	(0.73)	(0.54)	—	—	—	—	20.90	(2.52)[4]	1.07	[5]	1.07	[5]	1.78	[5]	297	11
12-31-2016	20.25	0.15	4.12	4.27	(0.15)	(2.93)	—	(3.08)	21.44	22.68	1.05	[6]	1.05	[6]	0.74		313	16
12-31-2015	24.56	0.13	(0.62)	(0.49)	(0.11)	(3.71)	—	(3.82)	20.25	(1.31)	1.07		1.06		0.56		292	22
12-31-2014	26.04	0.17 [7]	1.55	1.72	(0.17)	(3.03)	—	(3.20)	24.56	7.25	1.07		1.07		0.68	[7]	330	22
12-31-2013	20.67	0.07	6.77	6.84	(0.14)	(1.33)	—	(1.47)	26.04	33.33	1.08		1.07		0.28		371	24
12-31-2012	18.90	0.24	2.66	2.90	(0.18)	(0.95)	—	(1.13)	20.67	15.78	1.08		1.08		1.20		314	19
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%. 7. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.06 and 0.22% for all series, respectively.

Small Company Growth Trust
SERIES NAV
06-30-2017[3]	25.66	(0.04)	2.74	2.70	—	—	—	—	28.36	10.52 [4]	1.07	[5]	1.07	[5]	(0.33)[5]		124	13
12-31-2016	27.06	(0.03)[6]	2.94	2.91	—	(4.31)	—	(4.31)	25.66	11.34	1.07	[7]	1.06	[7]	(0.13)[6]		116	36
12-31-2015	27.63	(0.08)	(0.40)	(0.48)	—	(0.09)	—	(0.09)	27.06	(1.75)	1.07		1.06		(0.27)		112	30
12-31-2014	25.62	(0.02)[8]	2.03	2.01	—	—	—	—	27.63	7.85	1.06		1.05		(0.08)[8]		134	30
12-31-2013	18.34	(0.04)	7.37	7.33	(0.05)	—	—	(0.05)	25.62	39.98	1.07		1.06		(0.20)		158	32
12-31-2012	15.50	0.04	2.80	2.84	—	—	—	—	18.34	18.32	1.07		1.07		0.24		106	28
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.09 and 0.36%, respectively. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%. 8. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.09 and 0.35%, respectively.

Small Company Value Trust
SERIES I
06-30-2017[3]	22.06	0.05	0.27	0.32	—	—	—	—	22.38	1.45 [4]	1.15	[5]	1.09	[5]	0.45	[5]	65	6
12-31-2016	19.68	0.17	5.72	5.89	(0.15)	(3.36)	—	(3.51)	22.06	32.32	1.12	[6]	1.06	[6]	0.83		72	24
12-31-2015	24.72	0.20	(1.61)	(1.41)	(0.30)	(3.33)	—	(3.63)	19.68	(5.60)	1.13		1.07		0.86		60	35
12-31-2014	25.26	0.14	(0.12)	0.02	(0.01)	(0.55)	—	(0.56)	24.72	0.11	1.12		1.06		0.55		74	16
12-31-2013	19.50	0.07	6.08	6.15	(0.39)	—	—	(0.39)	25.26	31.61	1.13		1.07		0.32		88	7
12-31-2012	16.81	0.26	2.48	2.74	(0.05)	—	—	(0.05)	19.50	16.30	1.13		1.07		1.41		79	5
SERIES II
06-30-2017[3]	21.71	0.03	0.27	0.30	—	—	—	—	22.01	1.38 [4]	1.35	[5]	1.29	[5]	0.25	[5]	54	6
12-31-2016	19.42	0.13	5.63	5.76	(0.11)	(3.36)	—	(3.47)	21.71	32.05	1.32	[6]	1.26	[6]	0.63		58	24
12-31-2015	24.40	0.15	(1.58)	(1.43)	(0.22)	(3.33)	—	(3.55)	19.42	(5.79)	1.33		1.27		0.66		49	35
12-31-2014	24.99	0.08	(0.12)	(0.04)	—	(0.55)	—	(0.55)	24.40	(0.12)	1.32		1.26		0.34		61	16
12-31-2013	19.32	0.03	6.02	6.05	(0.38)	—	—	(0.38)	24.99	31.41	1.33		1.27		0.12		75	7
12-31-2012	16.66	0.22	2.46	2.68	(0.02)	—	—	(0.02)	19.32	16.11	1.33		1.27		1.20		73	5
SERIES NAV
06-30-2017[3]	22.00	0.05	0.28	0.33	—	—	—	—	22.33	1.50 [4]	1.10	[5]	1.04	[5]	0.50	[5]	157	6
12-31-2016	19.64	0.17	5.71	5.88	(0.16)	(3.36)	—	(3.52)	22.00	32.33	1.07	[6]	1.01	[6]	0.86		156	24
12-31-2015	24.69	0.21	(1.60)	(1.39)	(0.33)	(3.33)	—	(3.66)	19.64	(5.51)	1.08		1.02		0.91		187	35
12-31-2014	25.22	0.15	(0.12)	0.03	(0.01)	(0.55)	—	(0.56)	24.69	0.14	1.07		1.01		0.60		224	16
12-31-2013	19.46	0.09	6.06	6.15	(0.39)	—	—	(0.39)	25.22	31.68	1.08		1.02		0.38		259	7
12-31-2012	16.76	0.27	2.48	2.75	(0.05)	—	—	(0.05)	19.46	16.41	1.08		1.02		1.49		216	5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

102

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Equity Allocation Trust
SERIES NAV
06-30-2017[3]	16.86	0.19		1.56	1.75	—	—	—	—	18.61	10.38	[4]	0.66	[5]	0.53	[5]	2.13	[5]	11,350	3
12-31-2016	16.09	0.32		1.08	1.40	(0.29)	(0.34)	—	(0.63)	16.86	8.81		0.67		0.53		1.96		11,117	14
12-31-2015	17.14	0.31		(0.39)	(0.08)	(0.32)	(0.65)	—	(0.97)	16.09	(0.35)		0.67		0.53		1.83		9,945	7
12-31-2014	16.85	0.33		0.75	1.08	(0.32)	(0.47)	—	(0.79)	17.14	6.40		0.66		0.52		1.92		11,176	13
12-31-2013	13.27	0.27		3.60	3.87	(0.25)	(0.04)	—	(0.29)	16.85	29.23		0.66		0.50		1.77		11,162	19
12-31-2012[6]	12.50	0.20		0.70	0.90	(0.13)	—	—	(0.13)	13.27	7.26	[4]	0.67	[5]	0.49	[5]	2.22	[5]	8,003	10
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 4-16-12 (commencement of operations) to 12-31-12.

Total Stock Market Index Trust
SERIES I
06-30-2017[3]	19.21	0.15		1.51	1.66	—	—	—	—	20.87	8.64	[4]	0.58	[5]	0.57	[5]	1.52	[5]	576	1	[6]
12-31-2016	17.61	0.29		1.87	2.16	(0.26)	(0.30)	—	(0.56)	19.21	12.38		0.57		0.57		1.61		473	3
12-31-2015	18.53	0.26		(0.40)	(0.14)	(0.24)	(0.54)	—	(0.78)	17.61	(0.64)		0.57		0.56		1.41		440	4
12-31-2014	17.08	0.24		1.71	1.95	(0.21)	(0.29)	—	(0.50)	18.53	11.47		0.57		0.56		1.38		465	5
12-31-2013	13.15	0.21		4.16	4.37	(0.22)	(0.22)	—	(0.44)	17.08	33.39		0.56		0.56		1.38		424	3
12-31-2012	11.59	0.21		1.58	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.50		0.57		0.57		1.65		295	6
SERIES II
06-30-2017[3]	19.15	0.13		1.51	1.64	—	—	—	—	20.79	8.56	[4]	0.78	[5]	0.77	[5]	1.32	[5]	43	1	[6]
12-31-2016	17.56	0.25		1.87	2.12	(0.23)	(0.30)	—	(0.53)	19.15	12.15		0.77		0.77		1.41		36	3
12-31-2015	18.48	0.22		(0.40)	(0.18)	(0.20)	(0.54)	—	(0.74)	17.56	(0.83)		0.77		0.76		1.20		35	4
12-31-2014	17.03	0.21		1.71	1.92	(0.18)	(0.29)	—	(0.47)	18.48	11.30		0.77		0.76		1.17		42	5
12-31-2013	13.12	0.18		4.14	4.32	(0.19)	(0.22)	—	(0.41)	17.03	33.09		0.76		0.76		1.19		44	3
12-31-2012	11.57	0.18		1.57	1.75	(0.17)	(0.03)	—	(0.20)	13.12	15.22		0.77		0.77		1.44		41	6
SERIES NAV
06-30-2017[3]	19.20	0.16		1.51	1.67	—	—	—	—	20.87	8.70	[4]	0.53	[5]	0.52	[5]	1.57	[5]	152	1	[6]
12-31-2016	17.61	0.30		1.86	2.16	(0.27)	(0.30)	—	(0.57)	19.20	12.38		0.52		0.52		1.67		132	3
12-31-2015	18.52	0.27		(0.39)	(0.12)	(0.25)	(0.54)	—	(0.79)	17.61	(0.53)		0.52		0.51		1.46		99	4
12-31-2014	17.08	0.25		1.70	1.95	(0.22)	(0.29)	—	(0.51)	18.52	11.46		0.52		0.51		1.43		95	5
12-31-2013	13.15	0.22		4.16	4.38	(0.23)	(0.22)	—	(0.45)	17.08	33.45		0.51		0.51		1.44		88	3
12-31-2012	11.59	0.22		1.57	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.56		0.52		0.52		1.71		66	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Utilities Trust
SERIES I
06-30-2017[3]	12.60	0.20		1.06	1.26	—	—	—	—	13.86	10.00	[4]	0.94	[5]	0.93	[5]	3.03	[5]	280	15
12-31-2016	12.05	0.39		0.99	1.38	(0.60)	(0.23)	—	(0.83)	12.60	11.36		0.89	[6]	0.88	[6]	3.00		278	31
12-31-2015	16.27	0.38		(2.66)	(2.28)	(0.46)	(1.48)	—	(1.94)	12.05	(14.76)		0.92		0.92		2.51		298	37
12-31-2014	15.44	0.49	[7]	1.48	1.97	(0.51)	(0.63)	—	(1.14)	16.27	12.59		0.93		0.92		2.93	[7]	441	53
12-31-2013	13.06	0.48		2.20	2.68	(0.30)	—	—	(0.30)	15.44	20.57		0.95		0.95		3.25		416	58
12-31-2012	11.92	0.40		1.21	1.61	(0.47)	—	—	(0.47)	13.06	13.65		0.97		0.97		3.17		141	52
SERIES II
06-30-2017[3]	12.47	0.19		1.04	1.23	—	—	—	—	13.70	9.86	[4]	1.14	[5]	1.13	[5]	2.84	[5]	15	15
12-31-2016	11.93	0.36		0.98	1.34	(0.57)	(0.23)	—	(0.80)	12.47	11.16		1.09	[6]	1.08	[6]	2.80		15	31
12-31-2015	16.14	0.34		(2.64)	(2.30)	(0.43)	(1.48)	—	(1.91)	11.93	(15.02)		1.12		1.12		2.30		15	37
12-31-2014	15.32	0.46	[7]	1.47	1.93	(0.48)	(0.63)	—	(1.11)	16.14	12.41		1.13		1.12		2.79	[7]	23	53
12-31-2013	12.96	0.41		2.22	2.63	(0.27)	—	—	(0.27)	15.32	20.35		1.15		1.15		2.81		25	58
12-31-2012	11.84	0.37		1.19	1.56	(0.44)	—	—	(0.44)	12.96	13.36		1.17		1.17		2.95		25	52
SERIES NAV
06-30-2017[3]	12.58	0.21		1.05	1.26	—	—	—	—	13.84	10.02	[4]	0.89	[5]	0.88	[5]	3.11	[5]	30	15
12-31-2016	12.03	0.39		0.99	1.38	(0.60)	(0.23)	—	(0.83)	12.58	11.43		0.84	[6]	0.84	[6]	3.02		28	31
12-31-2015	16.26	0.39		(2.67)	(2.28)	(0.47)	(1.48)	—	(1.95)	12.03	(14.79)		0.87		0.87		2.58		30	37
12-31-2014	15.42	0.50	[7]	1.49	1.99	(0.52)	(0.63)	—	(1.15)	16.26	12.72		0.88		0.87		2.98	[7]	40	53
12-31-2013	13.04	0.45		2.24	2.69	(0.31)	—	—	(0.31)	15.42	20.65		0.90		0.90		3.06		32	58
12-31-2012	11.91	0.39		1.21	1.60	(0.47)	—	—	(0.47)	13.04	13.64		0.92		0.92		3.14		27	52
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 7. Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.09 and 0.52% for all series, respectively.

103

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Value Trust
SERIES I
06-30-2017[3]	21.17	0.05	0.36	0.41	—	—	—	—	21.58	1.94	[4]	0.82	[5]	0.81	[5]	0.47	[5]	437	23
12-31-2016	20.16	0.31	2.74	3.05	(0.15)	(1.89)	—	(2.04)	21.17	15.76		0.79		0.78		1.56		471	35
12-31-2015	25.74	0.14	(2.29)	(2.15)	(0.13)	(3.30)	—	(3.43)	20.16	(8.89)		0.78		0.77		0.57		493	26
12-31-2014	25.95	0.14	2.39	2.53	(0.12)	(2.62)	—	(2.74)	25.74	9.82		0.78		0.77		0.53		600	49
12-31-2013	19.31	0.15	6.68	6.83	(0.19)	—	—	(0.19)	25.95	35.40		0.79		0.79		0.64		523	42
12-31-2012	16.58	0.20	2.68	2.88	(0.15)	—	—	(0.15)	19.31	17.42		0.82		0.81		1.11		409	24
SERIES II
06-30-2017[3]	21.07	0.03	0.35	0.38	—	—	—	—	21.45	1.80	[4]	1.02	[5]	1.01	[5]	0.27	[5]	24	23
12-31-2016	20.07	0.28	2.72	3.00	(0.11)	(1.89)	—	(2.00)	21.07	15.57		0.99		0.98		1.38		26	35
12-31-2015	25.65	0.09	(2.29)	(2.20)	(0.08)	(3.30)	—	(3.38)	20.07	(9.12)		0.98		0.97		0.37		26	26
12-31-2014	25.87	0.09	2.38	2.47	(0.07)	(2.62)	—	(2.69)	25.65	9.61		0.98		0.97		0.33		33	49
12-31-2013	19.26	0.10	6.66	6.76	(0.15)	—	—	(0.15)	25.87	35.10		0.99		0.99		0.44		36	42
12-31-2012	16.54	0.16	2.68	2.84	(0.12)	—	—	(0.12)	19.26	17.18		1.02		1.01		0.87		30	24
SERIES NAV
06-30-2017[3]	21.13	0.06	0.36	0.42	—	—	—	—	21.55	1.99	[4]	0.77	[5]	0.76	[5]	0.52	[5]	30	23
12-31-2016	20.13	0.32	2.73	3.05	(0.16)	(1.89)	—	(2.05)	21.13	15.78		0.74		0.73		1.58		32	35
12-31-2015	25.71	0.15	(2.29)	(2.14)	(0.14)	(3.30)	—	(3.44)	20.13	(8.86)		0.73		0.72		0.63		35	26
12-31-2014	25.92	0.15	2.39	2.54	(0.13)	(2.62)	—	(2.75)	25.71	9.88		0.73		0.72		0.57		31	49
12-31-2013	19.29	0.16	6.67	6.83	(0.20)	—	—	(0.20)	25.92	35.44		0.74		0.74		0.68		33	42
12-31-2012	16.56	0.21	2.68	2.89	(0.16)	—	—	(0.16)	19.29	17.50		0.77		0.76		1.14		24	24
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized.

104

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust), is a no load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (portfolios), forty four of which are presented in this report.

American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust (collectively, the JHVIT Feeder Funds); Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series (collectively, the Lifestyle PS Series), and Core Strategy Trust operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

Effective April 28, 2017, All Cap Core Trust merged into Total Stock Market Index Trust.

The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by a specific portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust and International Equity Index Trust B where NAV shares are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES  The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds, investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2017, for American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, Small Company Value Trust and Value Trust, all investments are categorized as Level 1 under the hierarchy described above.

105

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of June 30, 2017, for Mid Cap Index Trust, all investments, including futures, are categorized as Level 1 except repurchase agreements, which are categorized as Level 2.

As of June 30, 2017, for 500 Index Trust B, all investments, including futures, are categorized as Level 1 except repurchase agreements and U.S. Government Agency securities, which are categorized as Level 2.

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2017, by major security category or type:

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust
Common stocks
Consumer discretionary	$16,511,665	$15,769,095	$597,618	$144,952
Consumer staples	7,080,144	7,004,690	75,454	—
Energy	5,332,344	5,332,344	—	—
Financials	30,133,799	29,371,292	762,507	—
Health care	16,068,382	15,078,227	990,155	—
Industrials	18,884,667	17,972,436	912,231	—
Information technology	24,720,792	23,276,919	1,367,943	75,930
Materials	6,890,266	6,890,266	—	—
Real estate	1,588,581	1,456,258	—	132,323
Telecommunication services	1,161,562	1,161,562	—	—
Utilities	2,145,175	2,145,175	—	—
Preferred securities	11,924,751	—	—	11,924,751
Warrants	3,735	3,735	—	—
Rights	2,694	2,694	—	—
Short-term investments	4,300,000	—	4,300,000	—
Total investments in securities	$146,748,557	$125,464,693	$9,005,908	$12,277,956

Blue Chip Growth Trust
Common stocks
Consumer discretionary	$389,209,605	$389,209,605	—	—
Consumer staples	35,097,231	35,097,231	—	—
Financials	160,121,620	160,121,620	—	—
Health care	288,956,133	288,956,133	—	—
Industrials	131,157,145	131,157,145	—	—
Information technology	638,888,462	606,360,658	$32,527,804	—
Materials	9,351,706	9,351,706	—	—
Real estate	34,588,674	34,588,674	—	—
Utilities	3,797,523	3,797,523	—	—
Securities lending collateral	17,786,627	17,786,627	—	—
Short-term investments	13,847,382	13,847,382	—	—
Total investments in securities	$1,722,802,108	$1,690,274,304	$32,527,804	—

Capital Appreciation Trust
Common stocks
Consumer discretionary	$249,333,893	$216,486,966	$32,846,927	—
Consumer staples	30,152,288	30,152,288	—	—
Energy	9,113,778	9,113,778	—	—
Financials	30,526,834	30,526,834	—	—
Health care	114,174,660	114,174,660	—	—
Industrials	49,573,582	49,573,582	—	—
Information technology	487,578,789	454,402,546	33,176,243	—
Materials	9,275,700	9,275,700	—	—
Real estate	12,134,303	12,134,303	—	—
Securities lending collateral	5,471,742	5,471,742	—	—
Short-term investments	3,507,662	3,507,662	—	—
Total investments in securities	$1,000,843,231	$934,820,061	$66,023,170	—

Capital Appreciation Value Trust
Common stocks
Consumer discretionary	$36,469,452	$36,469,452	—	—
Consumer staples	30,755,261	27,614,079	$3,141,182	—
Energy	5,883,118	3,359,860	2,523,258	—
Financials	29,982,462	29,982,462	—	—
Health care	63,317,011	61,932,893	1,384,118	—

106

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust (continued)
Industrials	$16,692,033	$14,689,630	$2,002,403	—
Information technology	47,384,334	47,384,334	—	—
Materials	2,139,076	2,139,076	—	—
Real estate	7,140,132	7,140,132	—	—
Utilities	7,724,171	7,724,171	—	—
Preferred securities	13,594,233	13,594,233	—	—
Corporate bonds	80,362,599	—	80,362,599	—
Term loans	5,361,458	—	5,361,458	—
Asset backed securities	894,663	—	894,663	—
Securities lending collateral	661,307	661,307	—	—
Short-term investments	54,035,088	51,609,088	2,426,000	—
Total investments in securities	$402,396,398	$304,300,717	$98,095,681	—
Other financial instruments:
Written options	($1,979,841)	($1,585)	($1,978,256)	—

Core Strategy Trust
Affiliated investment companies
Equity	$2,650,419,097	$2,650,419,097	—	—
Fixed income	1,084,055,718	1,084,055,718	—	—
Common stocks
Consumer discretionary	2	2	—	—
Consumer staples	504	—	$504	—
Health care	250	—	—	$250
Industrials	62	—	—	62
Total investments in securities	$3,734,475,633	$3,734,474,817	$504	$312

Emerging Markets Value Trust
Common stocks
Australia	$14,755	—	$14,755	—
Brazil	25,941,594	$25,941,594	—	—
Chile	7,844,522	7,844,522	—	—
China	87,693,606	6,511,933	80,751,277	$430,396
Colombia	2,981,640	2,981,640	—	—
Czech Republic	1,711,345	—	1,711,345	—
Greece	499,199	—	499,199	—
Hong Kong	22,011,715	2,059,620	19,613,284	338,811
Hungary	2,546,502	—	2,546,502	—
India	81,900,828	2,687,676	78,973,713	239,439
Indonesia	18,328,451	—	18,314,820	13,631
Malaysia	18,386,380	—	18,386,380	—
Malta	59,859	—	59,859	—
Mexico	29,830,825	29,830,825	—	—
Philippines	8,473,982	—	8,473,865	117
Poland	10,757,516	—	10,757,516	—
Russia	11,973,040	—	11,973,040	—
South Africa	43,153,851	4,215,305	38,938,546	—
South Korea	113,621,581	19,158,220	94,341,929	121,432
Taiwan	109,099,912	2,600,217	106,499,695	—
Thailand	17,053,924	—	17,048,870	5,054
Turkey	7,985,860	—	7,982,586	3,274
Ukraine	242,524	—	242,524	—
Preferred securities
Brazil	17,551,226	17,551,226	—	—
Colombia	661,436	661,436	—	—
India	63,477	—	—	63,477
Panama	94,575	94,575	—	—
Rights	1,785	143	1,642	—
Warrants	713	713	—	—
Securities lending collateral	14,819,735	14,819,735	—	—
Total investments in securities	$655,306,358	$136,959,380	$517,131,347	$1,215,631

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Income Trust
Common stocks
Consumer discretionary	$143,438,602	$143,438,602	—	—
Consumer staples	112,022,787	102,884,058	$9,138,729	—
Energy	168,355,289	136,418,684	31,936,605	—
Financials	457,698,846	452,973,213	4,725,633	—
Health care	187,667,160	178,042,684	9,624,476	—
Industrials	184,976,578	184,976,578	—	—
Information technology	170,151,347	170,151,347	—	—
Materials	87,838,040	86,094,407	1,743,633	—
Real estate	37,395,616	37,395,616	—	—
Telecommunication services	51,099,626	39,637,034	11,462,592	—
Utilities	99,708,272	99,708,272	—	—
Preferred securities	33,969,399	33,969,399	—	—
Corporate bonds	2,949,200	—	2,949,200	—
Securities lending collateral	46,849,017	46,849,017	—	—
Short-term investments	34,781,709	34,781,709	—	—
Total investments in securities	$1,818,901,488	$1,747,320,620	$71,580,868	—

Financial Industries Trust
Common stocks
Banks	$122,755,444	$108,160,123	$14,595,321	—
Capital markets	19,262,698	11,552,876	7,709,822	—
Consumer finance	9,725,326	9,725,326	—	—
Diversified financial services	7,211,588	5,898,480	1,313,108	—
Insurance	35,019,551	33,774,012	1,245,539	—
Thrifts and mortgage finance	3,337,504	3,337,504	—	—
Equity real estate investment trusts	6,097,199	4,354,961	1,742,238	—
Real estate management and development	1,879,312	769,029	1,110,283	—
Preferred securities	466,617	—	466,617	—
Corporate bonds	2,461,850	—	2,461,850	—
Securities lending collateral	1,254,499	1,254,499	—	—
Short-term investments	13,446,000	—	13,446,000	—
Total investments in securities	$222,917,588	$178,826,810	$44,090,778	—

Fundamental All Cap Core Trust
Common stocks
Consumer discretionary	$384,141,119	$384,141,119	—	—
Consumer staples	117,934,338	87,289,623	$30,644,715	—
Energy	99,960,829	99,960,829	—	—
Financials	435,000,824	435,000,824	—	—
Health care	130,687,762	130,687,762	—	—
Industrials	91,777,166	91,777,166	—	—
Information technology	366,826,287	366,826,287	—	—
Materials	30,600,340	30,600,340	—	—
Real estate	33,270,408	33,270,408	—	—
Short-term investments	51,981,000	—	51,981,000	—
Total investments in securities	$1,742,180,073	$1,659,554,358	$82,625,715	—

Fundamental Large Cap Value Trust
Common stocks
Consumer discretionary	$79,004,707	$79,004,707	—	—
Consumer staples	70,541,798	40,876,682	$29,665,116	—
Energy	94,219,875	94,219,875	—	—
Financials	263,191,433	263,191,433	—	—
Health care	103,884,448	103,884,448	—	—
Industrials	87,150,561	87,150,561	—	—
Information technology	116,930,515	116,930,515	—	—
Short-term investments	13,792,000	—	13,792,000	—
Total investments in securities	$828,715,337	$785,258,221	$43,457,116	—

108

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust
Common stocks
Canada	$5,852,198	$5,852,198	—	—
China	8,072,719	4,909,190	$3,163,529	—
France	12,222,265	—	12,222,265	—
Germany	11,553,513	—	11,553,513	—
Hong Kong	3,655,076	—	3,655,076	—
India	2,641,250	—	2,641,250	—
Ireland	4,970,896	4,067,196	903,700	—
Israel	4,988,315	4,988,315	—	—
Italy	3,370,188	—	3,370,188	—
Japan	10,207,234	—	10,207,234	—
Luxembourg	1,157,760	—	1,157,760	—
Netherlands	13,731,401	—	13,731,401	—
Portugal	2,407,271	—	2,407,271	—
Russia	1,369,279	1,369,279	—	—
Singapore	5,816,722	—	5,816,722	—
South Korea	14,019,977	4,022,942	9,997,035	—
Spain	1,735,390	—	1,735,390	—
Sweden	4,724,598	—	4,724,598	—
Switzerland	5,806,017	—	5,806,017	—
Taiwan	935,835	—	935,835	—
Thailand	1,957,802	—	1,957,802	—
Turkey	732,711	732,711	—	—
United Kingdom	23,412,145	—	23,412,145	—
United States	80,656,465	80,656,465	—	—
Corporate bonds	1,408,590	—	1,408,590	—
Securities lending collateral	1,638,006	1,638,006	—	—
Short-term investments	9,100,000	—	9,100,000	—
Total investments in securities	$238,143,623	$108,236,302	$129,907,321	—

Health Sciences Trust
Common stocks
Consumer discretionary	$125,775	—	—	$125,775
Consumer staples	3,235,235	$3,235,235	—	—
Health care	280,642,024	270,974,758	$9,202,373	464,893
Preferred securities
Consumer discretionary	280,855	—	—	280,855
Health care	1,555,963	1,540,010	15,953	—
Information technology	195,356	—	—	195,356
Convertible bonds	503,135	—	503,135	—
Rights	5,250	5,250	—	—
Short-term investments	475,649	475,649	—	—
Total investments in securities	$287,019,242	$276,230,902	$9,721,461	$1,066,879

International Equity Index Trust B
Common stocks
Australia	$33,109,731	—	$33,109,731	—
Austria	1,114,602	—	1,114,602	—
Belgium	5,475,955	—	5,475,955	—
Brazil	6,743,224	$6,743,224	—	—
Canada	45,610,311	45,610,311	—	—
Chile	1,781,496	1,623,926	157,570	—
China	38,093,313	10,582,761	27,510,552	—
Colombia	759,994	759,994	—	—
Czech Republic	256,405	—	256,405	—
Denmark	8,313,332	—	8,313,332	—
Egypt	187,177	—	187,177	—
Finland	4,893,071	—	4,893,071	—
France	48,154,328	—	48,154,328	—
Germany	42,326,753	—	42,326,753	—
Greece	738,197	—	738,197	—

109

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B (continued)
Hong Kong	$21,864,501	$143,343	$21,709,353	$11,805
Hungary	549,357	—	549,357	—
India	14,321,430	2,793,851	11,527,579	—
Indonesia	3,815,627	12,054	3,803,573	—
Ireland	2,978,522	441,861	2,536,661	—
Israel	3,069,264	874,917	2,194,347	—
Italy	9,462,367	—	9,462,367	—
Japan	110,269,085	—	110,269,085	—
Jersey, Channel Islands	299,130	—	299,130	—
Jordan	110,754	—	110,754	—
Luxembourg	1,551,638	—	1,551,638	—
Macau	591,304	—	591,304	—
Malaysia	3,935,993	—	3,935,993	—
Malta	70,070	—	65,103	4,967
Mexico	6,192,399	6,046,935	145,464	—
Netherlands	20,146,698	1,080,162	19,066,536	—
New Zealand	752,983	—	752,983	—
Norway	2,960,779	—	2,960,779	—
Peru	509,531	509,531	—	—
Philippines	1,825,786	—	1,825,786	—
Poland	2,075,332	—	2,075,332	—
Portugal	649,841	—	649,841	—
Romania	99,285	—	99,285	—
Russia	4,901,507	3,795,240	1,106,267	—
Singapore	6,092,809	—	6,092,809	—
South Africa	10,801,062	—	10,801,062	—
South Korea	23,755,398	270,879	23,384,782	99,737
Spain	16,297,731	129,063	16,168,668	—
Sweden	13,705,615	—	13,705,615	—
Switzerland	42,409,627	—	42,409,627	—
Taiwan	17,574,855	—	17,574,855	—
Thailand	3,352,223	—	3,352,223	—
Turkey	1,821,686	—	1,821,686	—
United Kingdom	74,164,684	3,786	74,160,898	—
United States	2,895,527	755,718	2,139,809	—
Preferred securities	7,924,915	4,137,748	3,787,167	—
Rights	11,797	5,960	5,837	—
Securities lending collateral	19,849,200	19,849,200	—	—
Short-term investments	14,276,353	14,276,353	—	—
Total investments in securities	$705,494,554	$120,446,817	$584,931,228	$116,509
Other financial instruments:
Futures	($72,609)	($72,609)	—	—

International Growth Stock Trust
Common stocks
Australia	$16,184,516	—	$16,184,516	—
Brazil	18,504,754	$18,504,754	—	—
Canada	32,193,532	32,193,532	—	—
China	3,331,983	3,331,983	—	—
Denmark	8,281,003	—	8,281,003	—
France	15,793,935	—	15,793,935	—
Germany	36,726,025	—	36,726,025	—
Hong Kong	14,210,460	—	14,210,460	—
Israel	6,850,097	6,850,097	—	—
Italy	3,951,604	—	3,951,604	—
Japan	23,354,007	—	23,354,007	—
Mexico	12,351,630	12,351,630	—	—
Netherlands	6,954,330	—	6,954,330	—
Singapore	4,888,852	—	4,888,852	—
South Korea	8,929,461	—	8,929,461	—
Spain	5,622,398	—	5,622,398	—

110

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Trust (continued)
Sweden	$12,669,654	—	$12,669,654	—
Switzerland	27,043,065	—	27,043,065	—
Taiwan	9,196,159	—	9,196,159	—
Thailand	6,434,104	—	6,434,104	—
Turkey	3,999,814	—	3,999,814	—
United Kingdom	67,222,684	—	67,222,684	—
United States	8,969,162	$8,969,162	—	—
Short-term investments	27,792,186	27,792,186	—	—
Total investments in securities	$381,455,415	$109,993,344	$271,462,071	—

International Small Company Trust
Common stocks
Australia	$7,967,567	$96,182	$7,851,943	$19,442
Austria	1,985,421	—	1,985,421	—
Belgium	2,420,733	—	2,420,733	—
Bermuda	267,835	—	267,835	—
Cambodia	54,624	—	54,624	—
Canada	11,561,609	11,519,734	41,585	290
China	86,971	27,559	59,412	—
Denmark	2,700,233	—	2,700,233	—
Faroe Islands	82,089	—	82,089	—
Finland	3,425,201	—	3,425,201	—
France	6,959,913	—	6,959,913	—
Gabon	3,244	—	3,244	—
Georgia	113,323	—	113,323	—
Germany	7,998,702	—	7,998,702	—
Gibraltar	40,620	—	40,620	—
Greece	155	—	—	155
Guernsey, Channel Islands	4,163	—	4,163	—
Hong Kong	3,977,218	—	3,962,483	14,735
Ireland	1,189,157	—	1,189,157	—
Isle of Man	426,053	—	426,053	—
Israel	1,046,317	7,955	1,038,362	—
Italy	5,451,937	—	5,451,937	—
Japan	30,598,761	—	30,598,761	—
Jersey, Channel Islands	322,776	—	322,776	—
Liechtenstein	52,998	—	52,998	—
Luxembourg	332,780	—	332,780	—
Macau	23,464	—	23,464	—
Malta	123,359	—	123,359	—
Monaco	54,932	54,932	—	—
Mongolia	7,892	—	7,892	—
Netherlands	2,972,275	—	2,972,275	—
New Zealand	1,222,339	—	1,222,339	—
Norway	1,125,740	—	1,125,740	—
Peru	59,092	—	59,092	—
Portugal	424,957	—	424,957	—
Russia	35,340	—	35,340	—
Singapore	1,507,455	—	1,506,267	1,188
South Africa	80,531	—	80,531	—
Spain	3,040,232	—	3,040,232	—
Sweden	4,243,646	—	4,243,646	—
Switzerland	6,633,587	61,264	6,572,323	—
United Arab Emirates	44,123	—	44,123	—
United Kingdom	21,079,415	212,464	20,866,213	738
United States	406,523	211,283	195,240	—
Preferred securities	445,348	—	445,348	—
Rights	3,042	2,692	—	350
Warrants	14	—	14	—
Securities lending collateral	12,585,115	12,585,115	—	—
Total investments in securities	$145,188,821	$24,779,180	$120,372,743	$36,898

111

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Trust
Common stocks
Canada	$78,270,458	$78,270,458	—	—
China	61,999,485	20,168,254	$41,831,231	—
France	57,906,942	—	57,906,942	—
Germany	59,617,599	—	59,617,599	—
Hong Kong	33,356,618	—	33,356,618	—
India	7,747,118	—	7,747,118	—
Israel	20,541,720	20,541,720	—	—
Italy	13,107,069	—	13,107,069	—
Japan	92,788,691	—	92,788,691	—
Luxembourg	10,759,678	—	10,759,678	—
Malta	38,859	—	—	$38,859
Netherlands	77,592,410	—	77,592,410	—
Norway	13,163,404	—	13,163,404	—
Singapore	20,759,217	135,768	20,623,449	—
South Korea	95,022,648	16,987,411	78,035,237	—
Sweden	5,131,639	—	5,131,639	—
Switzerland	40,570,682	—	40,570,682	—
Taiwan	24,942,059	—	24,942,059	—
Thailand	13,091,169	—	13,091,169	—
United Kingdom	126,082,272	—	126,082,272	—
United States	5,198,597	5,198,597	—	—
Rights	30,628	—	30,628	—
Securities lending collateral	13,629,644	13,629,644	—	—
Short-term investments	16,200,000	—	16,200,000	—
Total investments in securities	$887,548,606	$154,931,852	$732,577,895	$38,859

Lifestyle Growth PS Series
Affiliated investment companies
Equity	$2,286,603,859	$2,286,603,859	—	—
Fixed income	938,714,020	938,714,020	—	—
Common stocks	228,589	—	$228,589	—
Preferred securities	246,689	—	246,689	—
Short-term investments	20	20	—	—
Total investments in securities	$3,225,793,177	$3,225,317,899	$475,278	—

Mid Cap Stock Trust
Common stocks
Consumer discretionary	$88,503,248	$87,431,783	—	$1,071,465
Consumer staples	17,689,061	17,689,061	—	—
Energy	15,606,996	15,606,996	—	—
Financials	41,958,837	41,958,837	—	—
Health care	126,272,503	116,396,558	$9,875,945	—
Industrials	76,726,101	76,726,101	—	—
Information technology	245,066,752	244,512,801	—	553,951
Materials	26,168,297	26,168,297	—	—
Real estate	942,838	—	—	942,838
Preferred securities	60,339,087	—	—	60,339,087
Exchange-traded funds	14,723,997	14,723,997	—	—
Securities lending collateral	63,113,363	63,113,363	—	—
Short-term investments	17,500,000	—	17,500,000	—
Total investments in securities	$794,611,080	$704,327,794	$27,375,945	$62,907,341

Mid Value Trust
Common stocks
Consumer discretionary	$65,276,054	$64,270,533	$1,005,521	—
Consumer staples	76,862,828	66,443,990	10,418,838	—
Energy	76,359,833	76,359,833	—	—
Financials	174,570,890	169,186,725	5,384,165	—
Health care	104,639,708	104,639,708	—	—

112

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Trust (continued)
Industrials	$72,929,153	$70,799,751	$2,129,402	—
Information technology	22,204,135	22,204,135	—	—
Materials	61,055,338	61,055,338	—	—
Real estate	60,189,008	60,189,008	—	—
Telecommunication services	2,523,474	2,523,474	—	—
Utilities	37,508,067	37,508,067	—	—
Securities lending collateral	27,107,211	27,107,211	—	—
Short-term investments	75,217,356	75,217,356	—	—
Total investments in securities	$856,443,055	$837,505,129	$18,937,926	—

Mutual Shares Trust
Common stocks
Consumer discretionary	$13,398,154	$11,661,162	$1,736,992	—
Consumer staples	16,111,108	12,075,387	4,035,721	—
Energy	15,092,327	11,160,288	3,932,039	—
Financials	37,086,283	35,956,992	1,129,291	—
Health care	22,769,940	22,769,940	—	—
Industrials	10,507,683	7,888,540	2,619,143	—
Information technology	20,583,543	17,157,636	3,425,907	—
Materials	8,789,266	5,540,536	3,248,730	—
Real estate	2,620,178	2,620,178	—	—
Telecommunication services	2,020,927	—	2,020,927	—
Utilities	3,277,123	3,277,123	—	—
Corporate bonds	4,946,117	—	4,946,117	—
Municipal bonds	1,592,013	—	1,592,013	—
Escrow certificates	10,320	—	10,320	—
Rights	204,942	—	—	$204,942
Securities lending collateral	4,030,024	4,030,024	—	—
Short-term investments	12,296,283	—	12,296,283	—
Total investments in securities	$175,336,231	$134,137,806	$40,993,483	$204,942
Other financial instruments:
Forward foreign currency contracts	($117,309)	—	($117,309)	—

Real Estate Securities Trust
Common stocks
Hotels, resorts and cruise lines	$5,557,288	$5,557,288	—	—
IT consulting and other services	4,571,225	4,571,225	—	—
Diversified REITs	23,693,542	23,689,991	—	$3,551
Health care REITs	51,990,888	51,990,888	—	—
Hotel and resort REITs	20,823,064	20,823,064	—	—
Industrial REITs	33,284,694	33,284,694	—	—
Office REITs	45,406,942	45,406,942	—	—
Residential REITs	66,535,107	66,535,107	—	—
Retail REITs	62,243,763	62,243,763	—	—
Specialized REITs	61,434,965	61,434,965	—	—
Short-term investments	973,450	973,450	—	—
Total investments in securities	$376,514,928	$376,511,377	—	$3,551

Science & Technology Trust
Common stocks
Consumer discretionary	$101,005,682	$97,099,354	$3,863,152	$43,176
Health care	34,658,224	22,968,942	11,689,282	—
Industrials	12,318,053	12,318,053	—	—
Information technology	454,863,566	435,136,627	19,627,304	99,635
Real estate	1,587,892	1,587,892	—	—
Telecommunication services	3,040,250	—	3,040,250	—
Preferred securities	3,172,218	—	—	3,172,218
Corporate bonds	1,625,599	—	1,625,599	—
Securities lending collateral	25,149,668	25,149,668	—	—
Short-term investments	23,123,755	12,265,755	10,858,000	—
Total investments in securities	$660,544,907	$606,526,291	$50,703,587	$3,315,029

113

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Trust
Common stocks
Consumer discretionary	$46,927,637	$46,927,637	—	—
Consumer staples	11,183,951	11,183,951	—	—
Energy	4,641,150	4,440,405	$200,745	—
Financials	26,324,170	26,324,170	—	—
Health care	84,688,021	84,688,021	—	—
Industrials	69,970,174	69,970,174	—	—
Information technology	109,813,427	106,930,650	1,207,357	$1,675,420
Materials	11,161,765	11,161,765	—	—
Real estate	12,483,168	12,483,168	—	—
Preferred securities	7,406,714	—	—	7,406,714
Exchange-traded funds	8,046,279	8,046,279	—	—
Securities lending collateral	58,722,583	58,722,583	—	—
Short-term investments	7,200,000	—	7,200,000	—
Total investments in securities	$458,569,039	$440,878,803	$8,608,102	$9,082,134

Small Cap Index Trust
Common stocks
Consumer discretionary	$68,496,477	$68,436,209	—	$60,268
Consumer staples	14,681,932	14,681,932	—	—
Energy	19,767,646	19,767,646	—	—
Financials	100,173,868	100,173,868	—	—
Health care	82,424,223	82,338,409	—	85,814
Industrials	80,063,861	80,063,861	—	—
Information technology	93,411,547	93,411,547	—	—
Materials	23,951,490	23,951,490	—	—
Real estate	41,094,996	41,094,996	—	—
Telecommunication services	4,761,396	4,761,396	—	—
Utilities	20,082,644	20,082,644	—	—
Warrants	26	—	$26	—
Securities lending collateral	49,394,116	49,394,116	—	—
Short-term investments	16,590,000	—	16,590,000	—
Total investments in securities	$614,894,222	$598,158,114	$16,590,026	$146,082
Other financial instruments:
Futures	($216,170)	($216,170)	—	—

Small Cap Opportunities Trust
Common stocks
Consumer discretionary	$30,242,739	$30,242,140	—	$599
Consumer staples	5,024,560	5,024,560	—	—
Energy	13,238,121	13,238,121	—	—
Financials	50,234,074	50,234,073	—	1
Health care	18,255,880	18,250,484	—	5,396
Industrials	44,262,595	44,262,595	—	—
Information technology	34,392,991	34,392,991	—	—
Materials	10,999,312	10,999,312	—	—
Real estate	4,612,831	4,612,831	—	—
Telecommunication services	2,291,092	2,291,092	—	—
Utilities	2,421,621	2,421,621	—	—
Securities lending collateral	9,348,694	9,348,694	—	—
Short-term investments	477,602	477,602	—	—
Total investments in securities	$225,802,112	$225,796,116	—	$5,996

Small Cap Value Trust
Common stocks
Consumer discretionary	$22,264,093	$22,264,093	—	—
Consumer staples	26,176,542	8,989,704	$17,186,838	—
Energy	28,197,426	28,197,426	—	—
Financials	142,864,184	142,864,184	—	—
Health care	49,056,163	49,056,163	—	—

114

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Value Trust (continued)
Industrials	$212,601,227	$201,554,586	$11,046,641	—
Information technology	62,545,430	62,545,430	—	—
Materials	45,291,117	45,291,117	—	—
Real estate	41,106,830	41,106,830	—	—
Utilities	14,918,505	14,918,505	—	—
Securities lending collateral	30,323,265	30,323,265	—	—
Short-term investments	18,300,000	—	18,300,000	—
Total investments in securities	$693,644,782	$647,111,303	$46,533,479	—

Strategic Equity Allocation Trust
Common stocks
Consumer discretionary	$1,326,960,802	$914,388,252	$412,524,810	$47,740
Consumer staples	1,005,525,801	606,334,835	399,190,966	—
Energy	580,883,402	414,301,255	166,582,147	—
Financials	1,872,002,321	1,114,732,596	757,269,725	—
Health care	1,430,481,946	1,049,544,636	380,861,936	75,374
Industrials	1,334,421,452	824,877,368	509,544,084	—
Information technology	1,816,395,853	1,619,835,404	196,560,449	—
Materials	531,410,411	256,110,506	275,299,905	—
Real estate	419,089,031	291,529,652	127,531,498	27,881
Telecommunication services	289,302,061	139,473,402	149,828,659	—
Utilities	375,880,485	256,266,009	119,614,476	—
Preferred securities	18,554,140	—	18,554,140	—
Rights	52,135	52,135	—	—
Securities lending collateral	194,233,269	194,233,269	—	—
Short-term investments	298,595,147	—	298,595,147	—
Total investments in securities	$11,493,788,256	$7,681,679,319	$3,811,957,942	$150,995
Other financial instruments:
Futures	($1,529,064)	($1,529,064)	—	—

Total Stock Market Index Trust
Common stocks
Consumer discretionary	$96,024,811	$96,012,954	$5,153	$6,704
Consumer staples	65,160,378	65,158,924	—	1,454
Energy	47,214,782	47,214,175	—	607
Financials	110,191,118	110,191,111	—	7
Health care	95,338,921	95,313,469	—	25,452
Industrials	75,954,391	75,953,970	—	421
Information technology	153,520,804	153,520,804	—	—
Materials	23,545,253	23,545,058	—	195
Real estate	28,474,883	28,466,646	—	8,237
Telecommunication services	15,304,368	15,304,368	—	—
Utilities	22,107,615	22,107,615	—	—
Convertible bonds	522	—	—	522
Warrants	1,299	483	816	—
Securities lending collateral	16,478,478	16,478,478	—	—
Short-term investments	41,670,000	—	41,670,000	—
Total investments in securities	$790,987,623	$749,268,055	$41,675,969	$43,599
Other financial instruments:
Futures	($223,279)	($223,279)	—	—

115

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Utilities Trust
Common stocks
Consumer discretionary	$15,369,067	$13,041,100	$2,327,967	—
Energy	56,802,986	56,802,986	—	—
Industrials	1,679,040	1,679,040	—	—
Real estate	8,164,247	8,164,247	—	—
Telecommunication services	37,509,343	3,809,006	33,700,337	—
Utilities	187,437,236	138,542,710	48,894,526	—
Preferred securities	17,214,337	17,214,337
Securities lending collateral	10,108,192	10,108,192	—	—
Short-term investments	2,510,000	—	2,510,000	—
Total investments in securities	$336,794,448	$249,361,618	$87,432,830	—
Other financial instruments:
Forward foreign currency contracts	($819,481)	—	($819,481)	—

For the following portfolios, securities held at the beginning of the period were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available:

Portfolio	Approximate Market Values Transferred
Emerging Markets Value Trust	$42,757,540
International Equity Index Trust B	9,454,980
International Growth Stock Trust	6,116,030

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available.

Alpha Opportunities Trust
	Common Stock	Preferred Securities	Corporate Bonds	Total
Balance as of 12-31-16	$286,653	$13,651,840	48,473	$13,986,966
Realized gain (loss)	—	232,114	—	232,114
Change in unrealized appreciation (depreciation)	14,606	(731,687)	—	(717,081)
Purchases	51,946	48,473	—	100,419
Sales	—	(1,275,989)	(48,473)	(1,324,462)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 6-30-17	$353,205	$11,924,751	—	$12,277,956
Change in unrealized at period end*	$14,606	($599,971)	—	($585,365)

Mid Cap Stock Trust
	Common Stock	Preferred Securities	Corporate Bonds	Total
Balance as of 12-31-16	$2,084,281	$68,736,836	$396,255	$71,217,372
Realized gain (loss)	—	(2,690,207)	—	($2,690,207)
Change in unrealized appreciation (depreciation)	105,539	1,746,048	—	1,851,587
Purchases	378,434	396,255	—	774,689
Sales	—	(7,849,845)	(396,255)	(8,246,100)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 6-30-17	$2,568,254	$60,339,087	—	$62,907,341
Change in unrealized at period end*	$105,539	($2,198,889)	—	($2,093,350)

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Small Cap Growth Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-16	$1,364,101	$10,882,957	$12,247,058
Realized gain (loss)	—	1,477,686	1,477,686
Change in unrealized appreciation (depreciation)	159,878	(433,300)	(273,422)
Purchases	151,441	—	151,441
Sales	—	(4,520,629)	(4,520,629)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-17	$1,675,420	$7,406,714	$9,082,134
Change in unrealized at period end*	$159,878	$172,054	$331,932

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the tables below:

Alpha Opportunities Trust	Fair Value at 6-30-17	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$132,323	Market Approach	Prior / recent transactions	$51.81

	$75,930	Market Approach	Expected future value	$0.24–$4.95 (weighted average $4.41)
			Discount	20%–27.5% (weighted average 26.6%)

	$144,952	Market Approach	EV to revenue multiple	3.43x–3.60x (weighted average 3.57x)
			Discount	17.5%
	$353,205

Preferred Securities	$1,732,039	Market Approach	EV to revenue multiple	1.37x–7.64x (weighted average 4.01x)
			Discount	10%–17.5% (weighted average 13.4%)

	$717,300	Market Approach	EV to gross profit multiple	9.03x
			Discount	17.5%

	$479,365	Market Approach	EV to revenue multiple	2.02x–4.80x (weighted average 3.04x)
			Discount	17.5%–25% (weighted average 22.2%)
			Allocated using OPM—Volatility	50%–55% (weighted average 53.2%)

	$2,338,124	Market Approach	Prior / recent transactions	$7.18–$51.81 (weighted average $29.60)

	$5,896,607	Market Approach	Prior / recent transactions	48.77x
			Discount	15%

	$530,281	Market Approach	Expected future value	$4.55
			Discount	1.76%

	$231,035	Market Approach	Probability weighted expected future price	$1.98–$2.20 (weighted average $2.14)
	$11,924,751

Total	$12,277,956

Mid Cap Stock Trust	Fair Value at 6-30-17	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$942,838	Market Approach	Prior / recent transactions	$51.81

	$553,951	Market Approach	Expected future value	0.24x–4.95x (weighted average 4.42x)
			Discount	20%–27.5% (weighted average 26.7)

	$1,071,465	Market Approach	EV to revenue multiple	3.43x–3.60x (weighted average 3.57x)
			Discount	17.5%
	$2,568,254

Preferred Securities	$3,484,990	Market Approach	EV to revenue multiple	2.02x–4.80x (weighted average 3.06x)
			Discount	17.5%–25% (weighted average 22.2%)
			Allocated using OPM—Volatility	50%–55% (weighted average 53.1%)

	$5,171,250	Market Approach	EV to gross profit multiple	9.03x
			Discount	17.5%

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Mid Cap Stock Trust	Fair Value at 6-30-17	Valuation Technique	Significant Unobservable Inputs	Input/Range
Preferred Securities (continued)	$11,410,610	Market Approach	EV to revenue multiple	1.37x–6.45x (weighted average 3.67x)
			Discount	10%–17.5% (weighted average 13.74%)

	$1,723,559	Market Approach	Probability weighted expected future price	$1.98–$2.20 (weighted average $2.13)

	$10,464,826	Market Approach	Prior / recent transactions	$7.18–$51.81 (weighted average $42.87)

	$24,233,536	Market Approach	Prior / recent transactions	48.77x
			Discount	15%

	$3,850,316	Market Approach	Expected future value	$0.45–$4.55 (weighted average $4.47)
			Discount	1.76%–44% (weighted average 2.59%)
$60,339,087

Total	$62,907,341

Small Cap Growth Trust	Fair Value at 6-30-17	Valuation Technique	Significant Unobservable Inputs	Input/ Range
Common Stocks	$1,675,420	Market Approach	Expected future value	$3.20–$4.95 (weighted average $3.45)
			Discount	5%–27.5% (weighted average 8.2%)

Preferred Securities	$2,565,828	Market Approach	EV to revenue multiple	3.60x–6.45x (weighted average 5.55x)
			Discount	10%–17.5% (weighted average 12.4%)

	$1,508,148	Market Approach	EV to revenue multiple	2.02x
			Discount	25%
			Allocated using OPM—Volatility	55%

	$2,767,166	Market Approach	Expected future value	$4.40
			Discount	2.5%

	$565,572	Market Approach	Probability weighted expected future price	$2.70–$3.26 (weighted average $2.99)
	$7,406,714

Total	$9,082,134

A change to unobservable inputs of a portfolio’s Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) — Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Expected future value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Probability weighted expected future price	Increase	Decrease

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans).  The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income

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and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Real estate investment trusts.  The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest its collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The portfolios will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

Each portfolio has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the value of common stocks loaned by the portfolios and the corresponding cash collateral received at June 30, 2017:

Portfolio	Market value of securities on loan	Cash collateral received
500 Index Trust B	$23,952,803	$24,506,061
Blue Chip Growth Trust	17,439,637	17,794,951
Capital Appreciation Trust	5,365,235	5,474,000
Capital Appreciation Value Trust	646,458	661,700
Emerging Markets Value Trust	13,823,119	14,811,037
Equity Income Trust	44,865,525	46,857,393
Financial Industries Trust	1,227,663	1,254,600
Global Trust	1,567,751	1,626,968
International Equity Index Trust B	18,843,126	19,836,407
International Small Company Trust	11,657,328	12,588,080
International Value Trust	12,907,479	13,605,058
Mid Cap Index Trust	42,062,655	43,018,435
Mid Cap Stock Trust	61,071,552	63,112,575
Mid Value Trust	26,433,182	27,102,012
Mutual Shares Trust	3,899,784	4,030,427
Science & Technology Trust	24,131,569	25,153,930
Small Cap Growth Trust	56,577,659	58,724,651
Small Cap Index Trust	48,205,792	49,356,119
Small Cap Opportunities Trust	9,143,108	9,349,475
Small Cap Value Trust	29,370,500	30,319,481
Small Company Growth Trust	9,169,511	9,514,718
Small Company Value Trust	7,091,315	7,312,293
Strategic Equity Allocation Trust	186,244,591	194,298,286
Total Stock Market Index Trust	16,110,200	16,481,088
Utilities Trust	9,815,854	10,122,065

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Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. The portfolios investing in a single country or in a limited geographic region tend to be riskier than portfolios that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The portfolios may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the portfolios invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit.  The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the portfolios and other affiliated funds, excluding International Equity Index Trust B and Real Estate Securities Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 29, 2017, the portfolios had a similar agreement that enabled them to participate in a $1 billion unsecured committed line of credit.

International Equity Index Trust B and Real Estate Securities Trust and other affiliated funds have entered into a separate $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the six months ended June 30, 2017 were as follows:

Portfolio	Commitment Fee
500 Index Trust B	$5,708
Alpha Opportunities Trust	1,857
American Asset Allocation Trust	3,021
American Global Growth Trust	1,628
American Growth Trust	2,329
American Growth-Income Trust	2,531
American International Trust	1,943
American New World Trust	1,480
Blue Chip Growth Trust	3,084
Capital Appreciation Trust	2,360
Capital Appreciation Value Trust	1,804
Core Strategy Trust	5,263
Emerging Markets Value Trust	2,137
Equity Income Trust	3,199
Financial Industries Trust	1,564
Fundamental All Cap Core Trust	3,074
Fundamental Large Cap Value Trust	2,577
Global Trust	1,765
Health Sciences Trust	1,699
Lifestyle Aggressive PS Series	1,420
Lifestyle Balanced PS Series	2,475
Lifestyle Conservative PS Series	1,613
Lifestyle Growth PS Series	$4,238
Lifestyle Moderate PS Series	1,747
International Equity Index Trust B	2,354
International Growth Stock Trust	1,807
International Small Company Trust	1,511
International Value Trust	2,281
Mid Cap Index Trust	2,410
Mid Cap Stock Trust	2,150
Mid Value Trust	2,250
Mutual Shares Trust	1,727
Real Estate Securities Trust	2,036
Science & Technology Trust	1,960
Small Cap Growth Trust	1,817
Small Cap Index Trust	1,900
Small Cap Opportunities Trust	1,626
Small Cap Value Trust	2,122
Small Company Growth Trust	1,513
Small Company Value Trust	1,715
Strategic Equity Allocation Trust	12,739
Total Stock Market Index Trust	2,048
Utilities Trust	1,758
Value Trust	1,954

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2016, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of the capital loss carryforwards that were acquired in mergers may be limited in a given year. The following table details the capital loss carryforwards available as of December 31, 2016:

			No Expiration Date
Portfolio	2017	2018	Short Term	Long Term
American New World Trust	—	—	—	$560,688
Emerging Markets Value Trust	—	—	—	71,549,044
Financial Industries Trust	—	—	—	4,901,999
Fundamental Large Cap Value Trust	$122,929,449	—	—	—
Global Trust	8,409,554	$12,321,700	—	6,327,512
International Equity Index Trust B	623,557	1,514,111	$722,344	2,378,035
International Small Company Trust	157,081,665	6,569,935	—	—
International Value Trust	268,676,893	—	—	10,517,119
Real Estate Securities Trust	189,638,704	—	—	—
Small Cap Growth Trust	—	—	25,684,029	—
Utilities Trust	—	—	453,390	6,649,068

As of December 31, 2016, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on June 30, 2017, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)
500 Index Trust B	$2,751,027,730	$2,017,749,893	($55,069,519)	$1,962,680,374
Alpha Opportunities Trust	129,782,845	18,903,347	(1,937,635)	16,965,712
American Asset Allocation Trust	1,131,740,591	421,942,993	—	421,942,993
American Global Growth Trust	217,372,319	11,442,798	—	11,442,798
American Growth Trust	817,395,553	85,887,635	—	85,887,635
American Growth-Income Trust	987,696,102	80,088,265	—	80,088,265
American International Trust	504,885,178	29,208,524	—	29,208,524
American New World Trust	92,240,684	—	(2,762,827)	(2,762,827)
Blue Chip Growth Trust	1,019,420,132	715,195,480	(11,813,504)	703,381,976
Capital Appreciation Trust	743,474,379	261,553,765	(4,184,913)	257,368,852
Capital Appreciation Value Trust	357,845,103	46,559,986	(2,008,691)	44,551,295
Core Strategy Trust	3,462,780,792	287,486,493	(15,791,652)	271,694,841
Emerging Markets Value Trust	621,368,160	114,884,213	(80,946,015)	33,938,198
Equity Income Trust	1,440,570,555	420,554,310	(42,223,377)	378,330,933
Financial Industries Trust	188,949,201	35,159,223	(1,190,836)	33,968,387
Fundamental All Cap Core Trust	1,404,198,210	351,730,167	(13,748,304)	337,981,863
Fundamental Large Cap Value Trust	734,587,218	110,357,472	(16,229,353)	94,128,119
Global Trust	213,202,494	34,982,833	(10,041,704)	24,941,129
Health Sciences Trust	231,029,820	65,182,560	(9,193,138)	55,989,422
International Equity Index Trust B	567,149,263	200,050,013	(61,704,722)	138,345,291
International Growth Stock Trust	331,671,689	64,767,343	(14,983,617)	49,783,726
International Small Company Trust	130,779,740	34,336,940	(19,927,859)	14,409,081
International Value Trust	827,667,598	113,122,295	(53,241,287)	59,881,008
Lifestyle Aggressive PS Series	26,141,344	2,571,940	(40,933)	2,531,007
Lifestyle Balanced PS Series	982,128,825	52,189,280	—	52,189,280
Lifestyle Conservative PS Series	183,471,910	3,770,133	(250,975)	3,519,158
Lifestyle Growth PS Series	2,991,010,258	241,904,463	(7,121,544)	234,782,919
Lifestyle Moderate PS Series	310,658,998	13,354,603	—	13,354,603
Mid Cap Index Trust	841,349,126	329,208,880	(43,088,198)	286,120,682
Mid Cap Stock Trust	669,219,401	134,123,918	(8,732,239)	125,391,679
Mid Value Trust	755,131,435	122,425,452	(21,113,832)	101,311,620
Mutual Shares Trust	158,721,943	30,718,490	(14,104,202)	16,614,288
Real Estate Securities Trust	373,012,206	17,271,588	(13,768,866)	3,502,722
Science and Technology Trust	561,031,593	106,772,917	(7,259,603)	99,513,314
Small Cap Growth Trust	400,434,606	66,641,535	(8,507,102)	58,134,433
Small Cap Index Trust	473,424,683	169,160,596	(27,691,057)	141,469,539

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Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)
Small Cap Opportunities Trust	$193,200,644	$48,436,134	($15,834,666)	$32,601,468
Small Cap Value Trust	580,894,470	157,283,122	(44,532,810)	112,750,312
Small Company Growth Trust	107,711,223	30,464,271	(4,335,155)	26,129,116
Small Company Value Trust	197,130,605	90,918,193	(5,742,951)	85,175,242
Strategic Equity Allocation Trust	8,304,657,967	3,503,982,969	(314,852,680)	3,189,130,289
Total Stock Market Index Trust	480,536,095	333,766,223	(23,314,695)	310,451,528
Utilities Trust	327,767,970	42,228,613	(33,202,135)	9,026,478
Value Trust	424,764,179	80,345,246	(18,553,782)	61,791,464

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, contingent payment debt instruments, expiration of capital loss carry forwards, in-kind transactions, wash sale loss deferrals, other loss deferrals, real estate investment trusts, taxable overdistribution, and investments in passive foreign investment companies.

3.  DERIVATIVE INSTRUMENTS  The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, a portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. A portfolio’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Margin for exchange-traded transactions is detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts. Securities pledged by the portfolios for exchange-traded transactions, if any, are identified in the Portfolio of investments.

For financial reporting purposes, the portfolios do not offset OTC derivatives assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a portfolio to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a portfolio to unlimited risk of loss.

Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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The following table details how the portfolios used futures contracts during the six months ended June 30, 2017. In addition, the table summarizes the range of notional contract amounts held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end.

Portfolio	Reason	USD Notional range
500 Index Trust B	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the portfolio.	$165.5 million to $210.8 million
International Equity Index Trust B	To gain exposure to certain securities and substitute for securities purchased.	$12.9 million to $22.7 million
Mid Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the portfolio.	$30.4 million to $51.0 million
Small Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the portfolio.	$18.7 million to $23.5 million
Strategic Equity Allocation Trust	To gain exposure to certain securities and substitute for securities purchased.	$333.5 million to $400.3 million
Total Stock Market Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the portfolio.	$26.2 million to $44.3 million

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2017. In addition, the table summarizes the range of notional contract amounts held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end.

Portfolio	Reason	USD Notional range
Mutual Shares Trust	To manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio.	$17.1 million to $21.8 million
Utilities Trust	To manage against anticipated changes in currency exchange rates.	$40.8 million to $47.5 million

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

The following table details how the portfolios used purchased options during the six months ended June 30, 2017. In addition, the table summarizes the range of market value for purchased options held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end.

Fund	Reason	USD Notional range
Capital Appreciation Value Trust	To manage against changes in securities and to gain exposure to certain securities. At June 30, 2017, there were no open purchased options.	Up to $123,310

The following table details how the portfolios used written options during the six months ended June 30, 2017:

Portfolio	Type	Reason
Capital Appreciation Value Trust	Options on securities	To manage against anticipated changes in securities markets.
Health Sciences Trust	Options on securities	To manage against anticipated changes in securities markets.

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The following tables summarize the portfolios written options activities during the six months ended June 30, 2017:

	Number of contracts	Premiums received
Capital Appreciation Value Trust
Outstanding, beginning of period	6,118	$1,777,849
Options written	2,093	777,770
Options closed	(456)	(199,844)
Options exercised	(2,337)	(533,356)
Options expired	(3,153)	(731,113)
Outstanding, end of period	2,265	$1,091,306

	Number of contracts	Premiums received
Health Sciences Trust
Outstanding, beginning of period	25	$37,429
Options written	—	—
Options closed	—	—
Options exercised	—	—
Options expired	(25)	(37,429)
Outstanding, end of period	—	—

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2017 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
500 Index Trust B	Equity	Receivable/payable for futures	Futures†	—	($840,857)
				—	($840,857)
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	($1,979,841)
				—	($1,979,841)
International Equity Index Trust B	Equity	Receivable/payable for futures	Futures†	—	($72,609)
				—	($72,609)
Mid Cap Index Trust	Equity	Receivable/payable for futures	Futures†	—	($79,319)
				—	($79,319)
Mutual Shares Trust	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$55,327	($172,636)
				$55,327	($172,636)
Small Cap Index Trust	Equity	Receivable/payable for futures	Futures†	—	($216,170)
				—	($216,170)
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures	Futures†		($1,529,064)
				—	($1,529,064)
Total Stock Market Index Trust	Equity	Receivable/payable for futures	Futures†	—	($223,279)
				—	($223,279)
Utilities Trust	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$20,711	($840,192)
				$20,711	($840,192)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months June 30, 2017:

	Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Written Options	Futures Contracts	Unaffiliated Investments and Foreign Currency Transactions[2]	Total
500 Index Trust B	Equity	—	—	$13,463,110	—	$13,463,110
	Total	—	—	$13,463,110	—	$13,463,110
Captial Appreciation Value Trust	Equity	$64,327	$627,175	—	—	$691,502
	Total	$64,327	$627,175	—	—	$691,502
Health Sciences Trust	Equity	—	$37,429	—	—	$37,429
	Total	—	$37,429	—	—	$37,429

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	Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Written Options	Futures Contracts	Unaffiliated Investments and Foreign Currency Transactions[2]	Total
International Equity Index Trust B	Equity	—	—	$2,321,177	—	$2,321,177
	Total	—	—	$2,321,177	—	$2,321,177
Mid Cap Index Trust	Equity	—	—	$1,240,643	—	$1,240,643
	Total	—	—	$1,240,643	—	$1,240,643
Mutual Shares Trust	Foreign currency	—	—	—	($789,539)	($789,539)
	Total	—	—	—	($789,539)	($789,539)
Small Cap Index Trust	Equity	—	—	$672,527	—	$672,527
	Total	—	—	$672,527	—	$672,527
Strategic Equity Allocation Trust	Credit	—	—	$30,151,687	—	$30,151,687
	Total	—	—	$30,151,687	—	$30,151,687
Total Stock Market Index Trust	Equity	—	—	$2,061,209	—	$2,061,209
	Total	—	—	$2,061,209	—	$2,061,209
Utilities Trust	Foreign currency	—	—	—	($1,229,835)	($1,229,835)
	Total	—	—	—	($1,229,835)	($1,229,835)

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

2	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months June 30, 2017:

	Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Written Options	Futures Contracts	Unaffiliated Investments and Foreign Currency Transactions[2]	Total
500 Index Trust B	Equity	—	—	($101,460)	—	($101,460)
	Total	—	—	($101,460)	—	($101,460)
Captial Appreciation Value Trust	Equity	($59,724)	($948,377)	—	—	($1,008,101)
	Total	($59,724)	($948,377)	—	—	($1,008,101)
Health Sciences Trust	Equity	—	($37,117)	—	—	($37,117)
	Total	—	($37,117)	—	—	($37,117)
International Equity Index Trust B	Equity	—	—	$28,973	—	$28,973
	Total	—	—	$28,973	—	$28,973
Mid Cap Index Trust	Equity	—	—	$666,976	—	$666,976
	Total	—	—	$666,976	—	$666,976
Mutual Shares Trust	Foreign currency	—	—	—	($306,496)	($306,496)
	Total	—	—	—	($306,496)	($306,496)
Small Cap Index Trust	Equity	—	—	$184,243	—	$184,243
	Total	—	—	$184,243	—	$184,243
Strategic Equity Allocation Trust	Equity	—	—	$191,444	—	$191,444
	Total	—	—	$191,444	—	$191,444
Total Stock Market Index Trust	Equity	—	—	$65,220	—	$65,220
	Total	—	—	$65,220	—	$65,220
Utilities Trust	Foreign currency	—	—	—	($1,568,628)	($1,568,628)
	Total	—	—	—	($1,568,628)	($1,568,628)

1Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

2Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS  Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES  John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the portfolios and the net assets of a similar portfolio of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

•	500 Index Trust B — a) 0.470% of the first $500 million of average net assets and b) 0.460% of the excess over $500 million of average net assets.

•	Alpha Opportunities Trust — a) 0.975% of the first $1 billion of aggregate net assets; b) 0.950% of aggregate net assets between $1 billion and $2 billion; and c) 0.900% of the excess over $2 billion of aggregate net assets.

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•	Blue Chip Growth Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Capital Appreciation Trust — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net aggregate assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equals or exceeds $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equals or exceeds $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceeds $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

•	Core Strategy Trust — The management fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) and b) a fee on net assets not invested in affiliated funds (Other assets). Affiliated funds are any fund of the Trust, John Hancock Funds II (JHF II) and John Hancock Funds III (JHF III) excluding 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. The advisory fee paid on Affiliated fund assets is as follows: a) 0.050% on the first $500 million of aggregate net assets and b) 0.040% of the excess over $500 million in aggregate net assets. The management fee paid on Other assets is as follows: a) 0.500% on the first $500 million of aggregate net assets and b) 0.490% of the excess over $500 million in aggregate net assets.

•	Emerging Markets Value Trust — a) 1.000% of the first $100 million of aggregate net assets and b) 0.950% of the excess over $100 million of aggregate net assets.

•	Equity Income Trust — a) 0.825% of the first $100 million of aggregate net assets, b) 0.800% of aggregate net assets between $100 million and $200 million, c) 0.775% of aggregate net assets between $200 million and $500 million, d) 0.750% of aggregate net assets between $500 million and $1.5 billion and e) 0.725% of the excess over $1.5 billion of aggregate net assets. When aggregate net assets exceeds $200 million on any day, the annual rate of advisory fee for that day is 0.800% on the first $200 million of aggregate net assets. When aggregate net assets exceeds $500 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $500 million of aggregate net assets and 0.750% on aggregate net assets over $500 million. When aggregate net assets exceeds $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. When aggregate net assets exceeds $1.5 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1.5 billion of aggregate net assets.

•	Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.

•	Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets and b) 0.650% of the excess over $2.5 billion of aggregate net assets.

•	Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of aggregate net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of aggregate net assets.

•	Global Trust — Aggregate net assets are the aggregate net assets of International Value Trust, Income Trust, Mutual Shares Trust, JHF II International Value Fund and JHF II International Small Cap Fund. The advisory fees paid are as follows: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets.

•	Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of aggregate net assets between $500 million and $750 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets.

•	International Equity Index Trust B — a) 0.550% of the first $100 million of average net assets and b) 0.530% of the excess over $100 million of average net assets.

•	International Growth Stock Trust — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Company Trust — 0.950% of aggregate net assets.

•	International Value Trust — Aggregate net assets are the aggregate net assets of Income Trust, International Value Trust, Mutual Shares Trust, JHF II International Small Cap Fund and JHF II International Value Fund. The advisory fees paid are as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets.

•	Lifestyle PS Series — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) excluding 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B, and b) a fee on net assets not invested in affiliated funds (Other assets). The advisory fee paid on Affiliated fund assets is as follows: a) 0.050% of the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion in aggregate net assets.

•	Mid Cap Index Trust and Small Cap Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Trust — a) 1.050% of the first $20 million of aggregate net assets; and b) 0.950% of the excess over $20 million of aggregate net assets. When aggregate net assets exceed $50 million on any day, the advisory fee for that day is 0.950% of all assets of the portfolio.

•	Mutual Shares Trust — a) 0.960% of the first $750 million of average net assets; and b) 0.920% of the excess over $750 million of average net assets. When Average Net Assets for the Mutual Shares Trust exceed $750 million, the advisory fee is 0.92% on all net assets.

•	Real Estate Securities Trust — 0.700% of aggregate net assets.

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•	Science & Technology Trust and Small Company Value Trust — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Growth Trust — a) 1.100% of the first $100 million of aggregate net assets; and b) 1.050% of aggregate net assets between $100 million and $500 million; and c) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and the JHF II New Opportunities Fund.

•	Small Cap Value Trust — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of aggregate net assets between $100 million and $600 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

•	Small Company Growth Trust — a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. When the aggregate net assets of the portfolio, JHF II Small Company Growth Fund, Small Cap Opportunities Trust, JHF II Small Cap Opportunities Fund, International Growth Stock Trust, JHF II International Growth Stock Fund, Value Trust and JHF II Value Fund, exceeds $1 billion, then the advisory rate for Small Company Growth Trust will be 1.000% of aggregate net assets.

•	Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets.

•	Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.

•	Utilities Trust — a) 0.825% of the first $600 million of average net assets; b) 0.800% of average net assets between $600 million and $900 million; c) 0.775% of average net assets between $900 million and $1.5 billion; and d) 0.700% of the excess over $1.5 billion of average net assets.

•	Value Trust — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:

Portfolios	Subadvisor
Science & Technology Trust	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Real Estate Securities Trust	Deutsche Investment Management Americas, Inc.
Emerging Markets Value Trust	Dimensional Fund Advisors LP
International Small Company Trust
Small Cap Opportunities Trust	Dimensional Fund Advisors LP; Invesco Advisers, Inc.
Mutual Shares Trust	Franklin Mutual Advisers, LLC
International Growth Stock Trust	Invesco Advisers, Inc.
Small Company Growth Trust
Value Trust
Capital Appreciation Trust	Jennison Associates LLC
Core Strategy Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John
Lifestyle Aggressive PS Series	Hancock Asset Management a division of Manulife Asset Management (North America)
Lifestyle Balanced PS Series	Limited[1,2,3]
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series
Financial Industries Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,3]
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Strategic Equity Allocation Trust
500 Index Trust B	John Hancock Asset Management a division of Manulife Asset Management (North America)
Mid Cap Index Trust	Limited[1,2]
Small Cap Index Trust
Total Stock Market Index Trust
Utilities Trust	Massachusetts Financial Services Company
International Equity Index Trust B	SSGA Funds Management, Inc.
Blue Chip Growth Trust	T. Rowe Price Associates, Inc.
Capital Appreciation Value Trust
Equity Income Trust
Health Sciences Trust
Mid Value Trust
Small Company Value Trust
Global Trust	Templeton Global Advisors Limited

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Portfolios	Subadvisor
International Value Trust	Templeton Investment Counsel, LLC
Alpha Opportunities Trust	Wellington Management Company LLP
Mid Cap Stock Trust
Small Cap Growth Trust
Small Cap Value Trust

1  An affiliate of the Advisor.

2  Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3  Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
Alpha Opportunities Trust	0.20%
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
American New World Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Core Strategy Trust	0.10%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Trust	0.25%
Health Sciences Trust	0.20%
International Growth Stock Trust	0.25%
International Small Company Trust	0.25%
International Value Trust	0.25%
Mid Cap Index Trust	0.08%
Mid Cap Stock Trust	0.20%
Mid Value Trust	0.20%
Mutual Shares Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Growth Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Growth Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%
Utilities Trust	0.20%
Value Trust	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock complex, (the participating portfolios including certain of the portfolios presented in this report). The waiver is based upon the aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2017, the waiver amounted to 0.01% of the portfolios’ average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolios and with the approval of the Board of Trustees.

The Advisor has contractually agreed to limit operating expenses of 500 Index Trust B and International Equity Index Trust B at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 Fees, taxes, short dividends, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until

128

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April 30, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to reimburse expenses for the Lifestyle PS Series so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle PS Series. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2018, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its management fee for Global Trust, International Value Trust and Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolios’ average daily net assets. The expense reimbursements will remain in effect until April 30, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.

The Advisor has contractually agreed to waive its advisory fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2018, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to waive its management fee by 0.03% of the portfolio’s average daily net assets for the Alpha Opportunities Trust. This waiver may be terminated at any time by the advisor.

The Advisor has contractually agreed to waive its gross advisory fee for Financial Industries Trust so that it does not exceed 0.78% of average net assets. This expense limitation agreement expires on April 30, 2018, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio’s average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.

The Advisor has voluntarily agreed to waive its advisory fee for Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.

The Advisor has voluntarily agreed to waive its advisory fee for each Lifestyle PS series so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle PS Series and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle PS series’ first $7.5 billion of average net assets and 0.49% of the Lifestyle PS Series’ average net assets in excess of $7.5 billion. The Adviser may terminate this voluntary waiver at any time.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by Deutsche Investment Management Americas, Inc. This voluntary advisory fee is reduced by the same amount as the subadvisory reduction. This waiver impacts Real Estate Securities Trust and may be terminated at any time by the Advisor.

For the six months ended June 30, 2017, the waivers under these agreements amounted to:

Expense Reimbursement by Class

Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust B	$3,359,845	$81,993	—	$2,092,718	$5,534,556
Alpha Opportunities Trust	95	—	—	26,656	26,751
American Asset Allocation Trust	10,118	44,975	$5,444	—	60,537
American Global Growth Trust	564	6,855	1,260	—	8,679
American Growth Trust	4,629	26,749	3,828	—	35,206
American Growth-Income Trust	10,014	23,188	8,684	—	41,886
American International Trust	3,993	14,707	1,696	—	20,396
American New World Trust	25,807	26,079	1,004	—	52,890
Blue Chip Growth Trust	54,526	23,313	—	235,120	312,959
Capital Appreciation Trust	6,888	2,465	—	29,545	38,898
Capital Appreciation Value Trust	807	62,141	—	16,839	79,787
Emerging Markets Value Trust	121	4	—	24,621	24,746
Equity Income Trust	44,083	23,648	—	225,811	293,542
Financial Industries Trust	6,565	789	—	1,233	8,587
Fundamental All Cap Core Trust	6,027	1,961	—	57,347	65,335
Fundamental Large Cap Value Trust	29,010	11,061	—	4,589	44,660
Global Trust	16,253	4,841		4,889	25,983
Health Sciences Trust	31,003	23,387	—	30,832	85,222
International Equity Index Trust B	422,061	21,090	—	426,165	869,316
International Growth Stock Trust	184	729	—	13,975	14,888
International Small Company Trust	1,303	722	—	2,604	4,629
International Value Trust	4,479	2,857	—	26,854	34,190
Lifestyle Aggressive PS Series	4,481	19,279	—	4,682	28,442
Lifestyle Balanced PS Series	750	22,983	—	1,696	25,429
Lifestyle Conservative PS Series	1,097	20,791	—	373	22,261
Lifestyle Growth PS Series	2,411	73,851	—	2,932	79,194
Lifestyle Moderate PS Series	427	12,243	—	654	13,324
Mid Cap Index Trust	457,022	36,190	—	79,534	572,746
Mid Cap Stock Trust	6,179	3,166		18,387	27,732

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Portfolio	Series I	Series II	Series III	Series NAV	Total
Mid Value Trust	$89,853	$17,357	—	$113,457	$220,667
Mutual Shares Trust	6,791	—	—	—	6,791
Real Estate Securities Trust	3,205	1,933	—	10,000	15,138
Science & Technology Trust	109,849	10,759	—	8,477	129,085
Small Cap Growth Trust	3,203	1,149	—	10,776	15,128
Small Cap Index Trust	112,105	12,470	—	33,874	158,449
Small Cap Opportunities Trust	39,667	15,774	—	35,092	90,533
Small Cap Value Trust	13,937	1,489	—	11,871	27,297
Small Company Growth Trust	—	—	—	4,742	4,742
Small Company Value Trust	20,917	16,969	—	47,921	85,807
Strategic Equity Allocation Trust	—	—	—	7,230,804	7,230,804
Total Stock Market Index Trust	20,468	1,521	—	5,454	27,443
Utilities Trust	11,080	582	—	1,149	12,811
Value Trust	17,919	995	—	1,219	20,133

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2017 were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
500 Index Trust B	0.22%
Alpha Opportunities Trust	0.94%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
American New World Trust	0.00%*
Blue Chip Growth Trust	0.74%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.77%
Core Strategy Trust	0.04%
Emerging Markets Value Trust	0.95%
Equity Income Trust	0.69%
Financial Industries Trust	0.75%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.65%
Global Trust	0.79%
Health Sciences Trust	0.99%
International Equity Index Trust B	0.26%
International Growth Stock Trust	0.78%
International Small Company Trust	0.94%
International Value Trust	0.79%
Lifestyle Aggressive PS Series	0.00%
Lifestyle Balanced PS Series	0.04%
Lifestyle Conservative PS Series	0.02%
Lifestyle Growth PS Series	0.04%
Lifestyle Moderate PS Series	0.03%
Mid Cap Index Trust	0.36%
Mid Cap Stock Trust	0.82%
Mid Value Trust	0.90%
Mutual Shares Trust	0.95%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.98%
Small Cap Growth Trust	1.04%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.90%
Small Cap Value Trust	1.03%
Small Company Growth Trust	0.99%
Small Company Value Trust	0.99%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.47%
Utilities Trust	0.82%
Value Trust	0.69%

*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these portfolios, see Note 1.

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2017 amounted to an annual rate of 0.02% of the portfolio’s average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I, Series II and Series III shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

For all portfolios except American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees. For American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

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The Distributor voluntarily agreed to waive 0.09%, 0.07% and 0.02% of each portfolio’s respective average net assets for its Rule 12b-1 fee for Series II of American Growth Trust, American Growth-Income Trust and American International Trust, respectively. The Distributor voluntarily agreed to waive 0.08%, 0.07% and 0.06% of its Rule 12b-1 fee for Series II of the American Global Growth Trust, American New World Trust and American Asset Allocation Trust, respectively. This waiver may be terminated at any time by the distributor.

For the six months ended June 30, 2017, the waivers under these agreements amounted to:

Portfolio	Series II
American Asset Allocation Trust	$343,536
American Global Growth Trust	69,779
American Growth Trust	306,444
American Growth-Income Trust	206,689
American International Trust	37,440
American New World Trust	14,973

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other portfolios within the John Hancock group of funds complex.

Interfund lending program  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated portfolios. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of Operations. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Emerging Markets Value Trust	Borrower	$5,232,934	19	0.855%	($2,362)
International Equity Index Trust B	Borrower	4,739,358	3	0.845%	(334)
500 Index Trust B	Lender	4,576,953	1	0.880%	112
Blue Chip Growth Trust	Lender	3,885,225	4	0.845%	365
Capital Appreciation Value Trust	Lender	2,024,368	3	0.845%	143
Emerging Markets Value Trust	Lender	2,760,290	1	1.020%	78
Equity Income Trust	Lender	22,965,598	1	0.845%	539
Fundamental All Cap Core Trust	Lender	3,327,458	1	0.880%	81
Fundamental Large Cap Value Trust	Lender	6,651,914	1	0.845%	156
Health Sciences Trust	Lender	1,401,312	3	0.880%	103
International Equity Index Trust B	Lender	2,342,853	1	0.845%	55
Mid Cap Index Trust	Lender	15,621,217	1	1.065%	462
Mid Value Trust	Lender	8,418,878	4	0.845%	790
Science & Technology Trust	Lender	5,532,473	1	0.845%	130
Small Cap Index Trust	Lender	10,405,320	1	1.020%	295
Strategic Equity Allocation Trust	Lender	2,206,655	1	0.880%	54
Total Stock Market Index Trust	Lender	6,353,135	1	1.065%	188

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolios’ shares for the six months ended June 30, 2017 and for the year ended December 31, 2016 were as follows:

500 Index Trust B	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,044,039	$173,991,435	10,142,429	$262,342,983
Issued in reorganization (Note 12)	—	—	3,726,507	98,171,099
Distributions reinvested	—	—	2,854,430	76,267,096
Repurchased	(2,299,832)	(67,190,488)	(4,200,069)	(110,171,309)
Net increase	3,744,207	$106,800,947	12,523,297	$326,609,869
Series II shares
Sold	81,144	$2,337,433	241,727	$6,357,509
Issued in reorganization (Note 12)	—	—	238,676	6,285,277
Distributions reinvested	—	—	64,463	1,723,097
Repurchased	(145,379)	(4,193,592)	(223,398)	(5,765,896)
Net increase (decrease)	(64,235)	($1,856,159)	321,468	$8,599,987
Series NAV shares
Sold	681,736	$19,810,213	3,749,638	$97,423,917
Issued in reorganization (Note 12)	—	—	1,224,317	32,257,079
Distributions reinvested	—	—	1,916,792	51,225,840
Repurchased	(2,144,294)	(62,041,703)	(3,824,848)	(99,901,139)
Net increase (decrease)	(1,462,558)	($42,231,490)	3,065,899	$81,005,697
Total net increase	2,217,414	$62,713,298	15,910,664	$416,215,553

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Alpha Opportunities Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	405	$4,400	44,210	$474,858
Distributions reinvested	—	—	10,878	110,029
Repurchased	(22,003)	(234,336)	(50,272)	(503,126)
Net increase (decrease)	(21,598)	($229,936)	4,816	$81,761
Series NAV shares
Sold	71,206	$768,972	155,042	$1,585,768
Distributions reinvested	—	—	6,615,804	67,072,230
Repurchased	(123,028)	(1,328,279)	(54,040,939)	(556,081,073)
Net decrease	(51,822)	($559,307)	(47,270,093)	($487,423,075)
Total net decrease	(73,420)	($789,243)	(47,265,277)	($487,341,314)

American Asset Allocation Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	912,290	$12,794,830	1,063,106	$14,763,555
Distributions reinvested	—	—	2,483,006	32,981,080
Repurchased	(627,727)	(8,848,376)	(775,885)	(10,855,846)
Net increase	284,563	$3,946,454	2,770,227	$36,888,789
Series II shares
Sold	66,633	$936,825	71,967	$1,069,029
Distributions reinvested	—	—	11,941,117	158,477,027
Repurchased	(5,335,471)	(75,065,723)	(9,457,720)	(132,136,620)
Net increase (decrease)	(5,268,838)	($74,128,898)	2,555,364	$27,409,436
Series III shares
Sold	279	$3,976	36,375	$489,265
Distributions reinvested	—	—	1,468,008	19,540,815
Repurchased	(561,223)	(7,885,076)	(1,002,478)	(14,158,074)
Net increase (decrease)	(560,944)	($7,881,100)	501,905	$5,872,006
Total net increase (decrease)	(5,545,219)	($78,063,544)	5,827,496	$70,170,231

American Global Growth Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	139,722	$2,111,144	275,818	$3,879,925
Distributions reinvested	—	—	109,637	1,519,860
Repurchased	(70,638)	(1,039,126)	(217,062)	(3,049,448)
Net increase	69,084	$1,072,018	168,393	$2,350,337
Series II shares
Sold	169,862	$2,548,048	393,846	$5,672,536
Distributions reinvested	—	—	1,692,289	23,394,074
Repurchased	(1,125,279)	(16,675,347)	(2,297,248)	(32,971,102)
Net decrease	(955,417)	($14,127,299)	(211,113)	($3,904,492)
Series III shares
Sold	1,538	$21,392	216,094	$3,039,566
Distributions reinvested	—	—	310,922	4,304,618
Repurchased	(299,582)	(4,498,377)	(274,280)	(3,908,934)
Net increase (decrease)	(298,044)	($4,476,985)	252,736	$3,435,250
Total net increase (decrease)	(1,184,377)	($17,532,266)	210,016	$1,881,095

American Growth Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	255,156	$5,154,971	522,851	$10,641,419
Distributions reinvested	—	—	1,761,191	31,996,762
Repurchased	(279,518)	(5,640,652)	(739,584)	(14,897,969)
Net increase (decrease)	(24,362)	($485,681)	1,544,458	$27,740,212
Series II shares
Sold	9,744	$189,233	479,640	$10,884,428
Distributions reinvested	—	—	11,185,375	202,078,891
Repurchased	(3,435,309)	(69,774,115)	(5,552,915)	(117,316,849)
Net increase (decrease)	(3,425,565)	($69,584,882)	6,112,100	$95,646,470
Series III shares
Sold	3,423	$65,613	83,296	$1,955,914
Distributions reinvested	—	—	1,581,295	28,675,571
Repurchased	(521,730)	(10,644,985)	(504,151)	(10,508,458)
Net increase (decrease)	(518,307)	($10,579,372)	1,160,440	$20,123,027
Total net increase (decrease)	(3,968,234)	($80,649,935)	8,816,998	$143,509,709

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American Growth-Income Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	120,366	$2,259,600	438,537	$8,045,228
Distributions reinvested	—	—	3,616,669	62,481,743
Repurchased	(736,377)	(13,779,729)	(1,371,878)	(26,791,131)
Net increase (decrease)	(616,011)	($11,520,129)	2,683,328	$43,735,840
Series II shares
Sold	143,133	$2,748,795	17,838	$316,156
Distributions reinvested	—	—	9,031,065	155,557,374
Repurchased	(2,926,037)	(54,601,725)	(5,394,945)	(104,655,145)
Net increase (decrease)	(2,782,904)	($51,852,930)	3,653,958	$51,218,385
Series III shares
Sold	6,416	$115,745	30,917	$651,074
Distributions reinvested	—	—	3,333,152	57,622,743
Repurchased	(931,022)	(17,389,466)	(1,342,470)	(25,845,742)
Net increase (decrease)	(924,606)	($17,273,721)	2,021,599	$32,428,075
Total net increase (decrease)	(4,323,521)	($80,646,780)	8,358,885	$127,382,300

American International Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	927,268	$18,549,126	1,499,923	$26,247,378
Distributions reinvested	—	—	53,409	938,390
Repurchased	(661,397)	(12,729,742)	(1,940,608)	(33,768,159)
Net increase (decrease)	265,871	$5,819,384	(387,276)	($6,582,391)
Series II shares
Sold	21,267	$405,596	1,072,376	$18,643,128
Distributions reinvested	—	—	173,139	3,040,326
Repurchased	(2,496,144)	(49,232,340)	(3,640,781)	(63,961,627)
Net decrease	(2,474,877)	($48,826,744)	(2,395,266)	($42,278,173)
Series III shares
Sold	254	$4,767	152,142	$2,629,827
Distributions reinvested	—	—	30,844	540,086
Repurchased	(279,779)	(5,553,419)	(314,880)	(5,573,689)
Net decrease	(279,525)	($5,548,652)	(131,894)	($2,403,776)
Total net decrease	(2,488,531)	($48,556,012)	(2,914,436)	($51,264,340)

American New World Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	259,208	$3,129,902	499,068	$5,625,545
Distributions reinvested	—	—	125,770	1,437,310
Repurchased	(31,890)	(385,744)	(225,296)	(2,477,655)
Net increase	227,318	$2,744,158	399,542	$4,585,200
Series II shares
Sold	98,932	$1,206,169	192,156	$2,184,892
Distributions reinvested	—	—	152,526	1,742,873
Repurchased	(313,917)	(3,787,882)	(671,625)	(7,418,472)
Net decrease	(214,985)	($2,581,713)	(326,943)	($3,490,707)
Series III shares
Sold	117	$1,480	8,948	$100,041
Distributions reinvested	—	—	6,293	71,656
Repurchased	(8,917)	(106,227)	(9,104)	(101,068)
Net increase (decrease)	(8,800)	($104,747)	6,137	$70,629
Total net increase	3,533	$57,698	78,736	$1,165,122

Blue Chip Growth Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	88,737	$2,648,403	76,529	$2,226,202
Distributions reinvested	—	—	1,670,758	45,294,263
Repurchased	(739,628)	(22,584,676)	(1,486,922)	(43,403,172)
Net increase (decrease)	(650,891)	($19,936,273)	260,365	$4,117,293
Series II shares
Sold	80,856	$2,373,617	129,042	$3,806,586
Distributions reinvested	—	—	737,713	19,601,019
Repurchased	(371,668)	(11,169,189)	(850,905)	(24,552,521)
Net increase (decrease)	(290,812)	($8,795,572)	15,850	($1,144,916)
Series NAV shares
Sold	113,741	$3,389,841	1,753,670	$49,428,094
Distributions reinvested	—	—	7,070,249	191,674,469
Repurchased	(4,366,963)	(134,605,298)	(4,606,701)	(135,462,829)
Net increase (decrease)	(4,253,222)	($131,215,457)	4,217,218	$105,639,734
Total net increase (decrease)	(5,194,925)	($159,947,302)	4,493,433	$108,612,111

133

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	103,905	$1,273,383	92,180	$1,135,467
Distributions reinvested	—	—	2,397,769	28,245,718
Repurchased	(1,131,659)	(14,873,012)	(2,058,597)	(26,179,184)
Net increase (decrease)	(1,027,754)	($13,599,629)	431,352	$3,202,001
Series II shares
Sold	149,332	$1,833,597	162,207	$2,037,246
Distributions reinvested	—	—	897,173	10,272,633
Repurchased	(399,018)	(5,065,052)	(1,073,167)	(13,367,542)
Net decrease	(249,686)	($3,231,455)	(13,787)	($1,057,663)
Series NAV shares
Sold	1,328,516	$17,176,737	8,799,080	$104,104,826
Distributions reinvested	—	—	9,128,589	107,717,347
Repurchased	(8,304,040)	(109,564,702)	(5,499,616)	(69,731,058)
Net increase (decrease)	(6,975,524)	($92,387,965)	12,428,053	$142,091,115
Total net increase (decrease)	(8,252,964)	($109,219,049)	12,845,618	$144,235,453

Capital Appreciation Value Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	125,195	$1,433,669	152,092	$1,781,213
Distributions reinvested	—	—	28,235	314,791
Repurchased	(16,324)	(190,407)	(28,219)	(323,701)
Net increase	108,871	$1,243,262	152,108	$1,772,303
Series II shares
Sold	100,462	$1,163,761	251,189	$2,818,145
Distributions reinvested	—	—	3,000,082	33,308,137
Repurchased	(2,042,759)	(23,796,961)	(3,345,809)	(38,296,978)
Net decrease	(1,942,297)	($22,633,200)	(94,538)	($2,170,696)
Series NAV shares
Sold	1,301,775	$15,076,465	2,841,690	$32,659,880
Distributions reinvested	—	—	650,132	7,234,425
Repurchased	(814,348)	(9,580,896)	(560,535)	(6,429,437)
Net increase	487,427	$5,495,569	2,931,287	$33,464,868
Total net increase (decrease)	(1,345,999)	($15,894,369)	2,988,857	$33,066,475

Core Strategy Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	94,160	$1,410,317	233,759	$3,355,829
Distributions reinvested	—	—	521,723	7,450,440
Repurchased	(349,209)	(5,195,379)	(810,772)	(11,529,686)
Net decrease	(255,049)	($3,785,062)	(55,290)	($723,417)
Series II shares
Sold	404,852	$5,947,764	2,254,060	$32,433,305
Distributions reinvested	—	—	13,729,461	196,744,141
Repurchased	(11,737,772)	(176,117,619)	(20,694,706)	(293,848,212)
Net decrease	(11,332,920)	($170,169,855)	(4,711,185)	($64,670,766)
Series NAV shares
Sold	437,535	$6,511,479	789,276	$11,256,270
Distributions reinvested	—	—	715,185	10,226,138
Repurchased	(124,234)	(1,856,723)	(574,665)	(8,191,056)
Net increase	313,301	$4,654,756	929,796	$13,291,352
Total net decrease	(11,274,668)	($169,300,161)	(3,836,679)	($52,102,831)

Emerging Markets Value Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	18,266	$168,035	114,871	$908,981
Distributions reinvested	—	—	6,665	54,595
Repurchased	(31,254)	(283,746)	(94,359)	(738,390)
Net increase (decrease)	(12,988)	($115,711)	27,177	$225,186
Series II shares
Distributions reinvested	—	—	202	$1,652
Net increase	—	—	202	$1,652
Series NAV shares
Sold	1,119,201	$10,288,396	3,776,348	$28,827,823
Distributions reinvested	—	—	1,738,653	14,248,128
Repurchased	(8,191,565)	(72,785,618)	(24,581,537)	(200,341,261)
Net decrease	(7,072,364)	($62,497,222)	(19,066,536)	($157,265,310)
Total net decrease	(7,085,352)	($62,612,933)	(19,039,157)	($157,038,472)

134

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Equity Income Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	52,652	$902,974	67,876	$1,123,266
Distributions reinvested	—	—	1,931,878	30,589,537
Repurchased	(1,099,562)	(18,894,419)	(2,285,430)	(36,844,457)
Net decrease	(1,046,910)	($17,991,445)	(285,676)	($5,131,654)
Series II shares
Sold	26,958	$466,687	319,618	$5,172,211
Distributions reinvested	—	—	1,038,810	16,361,583
Repurchased	(805,181)	(13,778,663)	(1,266,568)	(20,337,205)
Net increase (decrease)	(778,223)	($13,311,976)	91,860	$1,196,589
Series NAV shares
Sold	969,113	$16,431,104	8,224,576	$134,072,176
Distributions reinvested	—	—	9,346,534	147,492,096
Repurchased	(7,475,506)	(129,304,278)	(13,957,092)	(224,499,784)
Net increase (decrease)	(6,506,393)	($112,873,174)	3,614,018	$57,064,488
Total net increase (decrease)	(8,331,526)	($144,176,595)	3,420,202	$53,129,423

Financial Industries Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,614,164	$21,699,660	3,378,025	$41,542,495
Distributions reinvested	—	—	144,997	1,724,018
Repurchased	(2,398,471)	(32,246,760)	(2,539,822)	(27,074,864)
Net increase (decrease)	(784,307)	($10,547,100)	983,200	$16,191,649
Series II shares
Sold	230,347	$3,116,323	380,345	$4,500,153
Distributions reinvested	—	—	17,588	206,573
Repurchased	(424,590)	(5,629,054)	(505,738)	(5,423,332)
Net decrease	(194,243)	($2,512,731)	(107,805)	($716,606)
Series NAV shares
Sold	1,321,965	$18,121,870	312,394	$3,634,968
Distributions reinvested	—	—	27,185	321,862
Repurchased	(279,388)	(3,718,799)	(328,283)	(3,531,145)
Net increase	1,042,577	$14,403,071	11,296	$425,685
Total net increase	64,027	$1,343,240	886,691	$15,900,728

Fundamental All Cap Core Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	220,046	$4,893,728	282,133	$5,844,039
Distributions reinvested	—	—	1,049,316	21,041,313
Repurchased	(457,881)	(10,292,221)	(1,863,707)	(38,842,264)
Net decrease	(237,835)	($5,398,493)	(532,258)	($11,956,912)
Series II shares
Sold	56,521	$1,249,481	45,694	$989,989
Distributions reinvested	—	—	330,010	6,595,912
Repurchased	(222,301)	(4,947,492)	(395,235)	(8,088,725)
Net decrease	(165,780)	($3,698,011)	(19,531)	($502,824)
Series NAV shares
Sold	3,281,977	$75,122,325	91,455	$1,855,339
Distributions reinvested	—	—	9,327,458	187,990,199
Repurchased	(5,749,412)	(130,489,307)	(5,290,073)	(110,744,620)
Net increase (decrease)	(2,467,435)	($55,366,982)	4,128,840	$79,100,918
Total net increase (decrease)	(2,871,050)	($64,463,486)	3,577,051	$66,641,182

Fundamental Large Cap Value Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	131,936	$2,541,943	320,295	$5,167,987
Distributions reinvested	—	—	641,213	11,465,810
Repurchased	(2,569,598)	(49,230,134)	(4,468,881)	(75,540,484)
Net decrease	(2,437,662)	($46,688,191)	(3,507,373)	($58,906,687)
Series II shares
Sold	63,902	$1,251,409	378,897	$6,133,176
Distributions reinvested	—	—	227,506	4,097,304
Repurchased	(960,374)	(18,516,172)	(2,248,353)	(38,765,802)
Net decrease	(896,472)	($17,264,763)	(1,641,950)	($28,535,322)
Series NAV shares
Sold	189,496	$3,619,398	666,398	$10,969,543
Distributions reinvested	—	—	213,450	3,791,037
Repurchased	(287,746)	(5,510,799)	(41,906,790)	(715,364,348)
Net decrease	(98,250)	($1,891,401)	(41,026,942)	($700,603,768)
Total net decrease	(3,432,384)	($65,844,355)	(46,176,265)	($788,045,777)

135

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Global Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	18,696	$376,927	131,670	$2,324,191
Distributions reinvested	—	—	341,341	6,227,844
Repurchased	(546,234)	(10,904,406)	(1,070,507)	(19,339,272)
Net decrease	(527,538)	($10,527,479)	(597,496)	($10,787,237)
Series II shares
Sold	15,836	$310,500	79,711	$1,401,283
Distributions reinvested	—	—	99,082	1,800,551
Repurchased	(194,651)	(3,838,636)	(455,596)	(8,055,452)
Net decrease	(178,815)	($3,528,136)	(276,803)	($4,853,618)
Series NAV shares
Sold	61,553	$1,227,556	111,516	$1,961,014
Distributions reinvested	—	—	133,710	2,450,175
Repurchased	(98,670)	(1,959,725)	(19,758,155)	(368,025,325)
Net decrease	(37,117)	($732,169)	(19,512,929)	($363,614,136)
Total net decrease	(743,470)	($14,787,784)	(20,387,228)	($379,254,991)

Health Sciences Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	237,689	$5,851,553	207,558	$5,738,058
Distributions reinvested	—	—	1,123,236	25,486,230
Repurchased	(448,617)	(10,706,906)	(1,612,250)	(42,745,374)
Net decrease	(210,928)	($4,855,353)	(281,456)	($11,521,086)
Series II shares
Sold	116,411	$2,616,341	236,246	$5,957,884
Distributions reinvested	—	—	937,478	19,977,664
Repurchased	(365,139)	(8,255,565)	(1,064,720)	(26,354,490)
Net increase (decrease)	(248,728)	($5,639,224)	109,004	($418,942)
Series NAV shares
Sold	94,849	$2,323,328	332,001	$8,692,793
Distributions reinvested	—	—	1,050,526	24,109,570
Repurchased	(550,008)	(13,404,906)	(678,680)	(17,929,921)
Net increase (decrease)	(455,159)	($11,081,578)	703,847	$14,872,442
Total net increase (decrease)	(914,815)	($21,576,155)	531,395	$2,932,414

International Equity Index Trust B	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,073,548	$33,750,816	2,013,185	$29,078,074
Distributions reinvested	—	—	495,179	7,281,119
Repurchased	(466,253)	(7,541,055)	(1,912,684)	(28,169,831)
Net increase	1,607,295	$26,209,761	595,680	$8,189,362
Series II shares
Sold	73,494	$1,185,088	53,173	$777,182
Distributions reinvested	—	—	23,786	350,454
Repurchased	(86,177)	(1,391,685)	(172,390)	(2,523,755)
Net decrease	(12,683)	($206,597)	(95,431)	($1,396,119)
Series NAV shares
Sold	761,877	$12,354,336	991,677	$14,457,482
Distributions reinvested	—	—	535,353	7,868,001
Repurchased	(1,299,618)	(20,438,475)	(1,560,245)	(22,839,791)
Net decrease	(537,741)	($8,084,139)	(33,215)	($514,308)
Total net increase	1,056,871	$17,919,025	467,034	$6,278,935

International Growth Stock Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	62,937	$1,044,378	127,913	$2,027,038
Distributions reinvested	—	—	4,359	67,675
Repurchased	(8,219)	(138,650)	(88,424)	(1,411,934)
Net increase	54,718	$905,728	43,848	$682,779
Series II shares
Sold	44,781	$751,635	88,478	$1,379,051
Distributions reinvested	—	—	17,674	275,435
Repurchased	(107,016)	(1,815,316)	(240,271)	(3,731,726)
Net decrease	(62,235)	($1,063,681)	(134,119)	($2,077,240)
Series NAV shares
Sold	617,998	$10,219,346	838,313	$13,213,693
Distributions reinvested	—	—	420,764	6,540,418
Repurchased	(2,977,566)	(49,741,580)	(3,368,941)	(52,797,102)
Net decrease	(2,359,568)	($39,522,234)	(2,109,864)	($33,042,991)
Total net decrease	(2,367,085)	($39,680,187)	(2,200,135)	($34,437,452)

136

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Small Company Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	96,388	$1,301,470	184,122	$2,230,693
Distributions reinvested	—	—	52,019	645,735
Repurchased	(253,353)	(3,462,616)	(525,495)	(6,405,500)
Net decrease	(156,965)	($2,161,146)	(289,354)	($3,529,072)
Series II shares
Sold	51,244	$702,440	120,281	$1,443,729
Distributions reinvested	—	—	25,224	313,103
Repurchased	(154,801)	(2,080,091)	(364,345)	(4,433,529)
Net decrease	(103,557)	($1,377,651)	(218,840)	($2,676,697)
Series NAV shares
Sold	1,049,846	$14,722,492	796,465	$9,665,689
Distributions reinvested	—	—	94,388	1,170,659
Repurchased	(170,017)	(2,303,978)	(588,239)	(7,185,997)
Net increase	879,829	$12,418,514	302,614	$3,650,351
Total net increase (decrease)	619,307	$8,879,717	(205,580)	($2,555,418)

International Value Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	26,799	$355,426	200,157	$2,366,309
Issued in reorganization (Note 12)	—	—	2,759,267	34,455,030
Distributions reinvested	—	—	185,056	2,234,481
Repurchased	(666,545)	(8,855,574)	(979,035)	(11,430,725)
Net increase (decrease)	(639,746)	($8,500,148)	2,165,445	$27,625,095
Series II shares
Sold	39,089	$517,519	282,571	$3,355,324
Issued in reorganization (Note 12)	—	—	1,112,508	13,864,699
Distributions reinvested	—	—	109,635	1,322,703
Repurchased	(548,422)	(7,323,260)	(955,796)	(11,118,614)
Net increase (decrease)	(509,333)	($6,805,741)	548,918	$7,424,112
Series NAV shares
Sold	525,892	$6,923,206	1,514,409	$16,600,826
Issued in reorganization (Note 12)	—	—	2,583,724	32,032,552
Distributions reinvested	—	—	1,223,460	14,670,334
Repurchased	(5,339,506)	(70,647,785)	(11,419,792)	(138,205,871)
Net decrease	(4,813,614)	($63,724,579)	(6,098,199)	($74,902,159)
Total net decrease	(5,962,693)	($79,030,468)	(3,383,836)	($39,852,952)

Lifestyle Aggressive PS Series	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,987	$53,627	101,108	$1,262,631
Distributions reinvested	—	—	13,934	177,442
Repurchased	(3,981)	(53,929)	(29,028)	(359,361)
Net increase (decrease)	6	($302)	86,014	$1,080,712
Series II shares
Sold	28,605	$386,903	48,600	$598,883
Distributions reinvested	—	—	70,558	897,536
Repurchased	(81,749)	(1,101,146)	(103,936)	(1,275,830)
Net increase (decrease)	(53,144)	($714,243)	15,222	$220,589
Series NAV shares
Sold	176,932	$2,321,586	137,894	$1,795,437
Distributions reinvested	—	—	9,893	126,020
Repurchased	(6,875)	(93,862)	(26,628)	(336,145)
Net increase	170,057	$2,227,724	121,159	$1,585,312
Total net increase	116,919	$1,513,179	222,395	$2,886,613

Lifestyle Balanced PS Series	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	192,214	$2,744,653	251,549	$3,532,517
Distributions reinvested	—	—	101,624	1,415,529
Repurchased	(379,641)	(5,412,401)	(270,893)	(3,752,634)
Net increase (decrease)	(187,427)	($2,667,748)	82,280	$1,195,412
Series II shares
Sold	1,073,628	$15,421,004	5,100,448	$69,854,817
Distributions reinvested	—	—	2,823,876	39,411,300
Repurchased	(3,464,328)	(49,717,178)	(8,229,629)	(112,332,889)
Net decrease	(2,390,700)	($34,296,174)	(305,305)	($3,066,772)
Series NAV shares
Sold	478,495	$6,809,164	1,240,875	$17,263,311
Distributions reinvested	—	—	195,697	2,721,746
Repurchased	(71,574)	(1,028,109)	(164,521)	(2,277,985)
Net increase	406,921	$5,781,055	1,272,051	$17,707,072
Total net increase (decrease)	(2,171,206)	($31,182,867)	1,049,026	$15,835,712

137

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Conservative PS Series	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	61,311	$813,899	137,577	$1,816,883
Distributions reinvested	—	—	25,834	337,070
Repurchased	(32,909)	(435,524)	(122,943)	(1,620,287)
Net increase	28,402	$378,375	40,468	$533,666
Series II shares
Sold	710,131	$9,397,705	2,303,708	$30,154,810
Distributions reinvested	—	—	504,021	6,593,600
Repurchased	(1,527,914)	(20,148,258)	(3,081,301)	(40,916,528)
Net decrease	(817,783)	($10,750,553)	(273,572)	($4,168,118)
Series NAV shares
Sold	22,211	$294,189	177,821	$2,396,922
Distributions reinvested	—	—	8,383	109,132
Repurchased	(3,659)	(48,330)	(11,835)	(154,970)
Net increase	18,552	$245,859	174,369	$2,351,084
Total net decrease	(770,829)	($10,126,319)	(58,735)	($1,283,368)

Lifestyle Growth PS Series	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	347,864	$5,318,222	697,163	$10,136,569
Issued in reorganization (Note 12)	—	—	2,998,783	43,539,274
Distributions reinvested	—	—	209,409	3,054,378
Repurchased	(308,942)	(4,724,129)	(308,031)	(4,466,408)
Net increase	38,922	$594,093	3,597,324	$52,263,813
Series II shares
Sold	690,264	$10,331,642	12,339,255	$177,165,033
Issued in reorganization (Note 12)	—	—	64,515,968	936,346,497
Distributions reinvested	—	—	7,270,805	106,188,151
Repurchased	(8,263,817)	(126,510,177)	(19,133,299)	(270,719,421)
Net increase (decrease)	(7,573,553)	($116,178,535)	64,992,729	$948,980,260
Series NAV shares
Sold	678,474	$10,317,535	1,451,673	$20,996,363
Issued in reorganization (Note 12)	—	—	3,952,421	57,376,678
Distributions reinvested	—	—	234,521	3,417,906
Repurchased	(106,241)	(1,583,365)	(255,753)	(3,696,517)
Net increase	572,233	$8,734,170	5,382,862	$78,094,430
Total net increase (decrease)	(6,962,398)	($106,850,272)	73,972,915	$1,079,338,503

Lifestyle Moderate PS Series	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	96,937	$1,348,330	169,425	$2,305,748
Distributions reinvested	—	—	31,302	427,796
Repurchased	(85,749)	(1,198,626)	(119,434)	(1,610,688)
Net increase	11,188	$149,704	81,293	$1,122,856
Series II shares
Sold	456,600	$6,355,086	2,423,731	$32,488,564
Distributions reinvested	—	—	913,725	12,516,179
Repurchased	(1,502,620)	(20,950,383)	(4,218,830)	(57,010,081)
Net decrease	(1,046,020)	($14,595,297)	(881,374)	($12,005,338)
Series NAV shares
Sold	146,909	$2,049,105	473,229	$6,530,551
Distributions reinvested	—	—	42,589	581,194
Repurchased	(11,009)	(152,828)	(43,430)	(590,290)
Net increase	135,900	$1,896,277	472,388	$6,521,455
Total net decrease	(898,932)	($12,549,316)	(327,693)	($4,361,027)

Mid Cap Index Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,812,151	$39,771,014	3,154,372	$65,102,303
Distributions reinvested	—	—	3,660,591	74,098,309
Repurchased	(1,381,912)	(30,769,744)	(2,679,726)	(54,277,199)
Net increase	430,239	$9,001,270	4,135,237	$84,923,413
Series II shares
Sold	31,331	$686,462	127,734	$2,623,279
Distributions reinvested	—	—	313,133	6,304,135
Repurchased	(283,663)	(6,244,899)	(440,913)	(8,901,562)
Net increase (decrease)	(252,332)	($5,558,437)	(46)	$25,852
Series NAV shares
Sold	1,146,596	$25,232,326	2,144,003	$44,055,772
Distributions reinvested	—	—	598,482	12,117,435
Repurchased	(534,927)	(11,803,125)	(1,803,831)	(36,175,286)
Net increase	611,669	$13,429,201	938,654	$19,997,921
Total net increase	789,576	$16,872,034	5,073,845	$104,947,186

138

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	43,367	$666,701	247,682	$3,552,613
Distributions reinvested	—	—	793,098	11,515,782
Repurchased	(893,393)	(13,932,125)	(1,624,460)	(23,187,696)
Net decrease	(850,026)	($13,265,424)	(583,680)	($8,119,301)
Series II shares
Sold	116,241	$1,671,221	69,652	$945,848
Distributions reinvested	—	—	444,625	6,135,831
Repurchased	(493,964)	(7,312,405)	(1,143,348)	(15,505,633)
Net decrease	(377,723)	($5,641,184)	(629,071)	($8,423,954)
Series NAV shares
Sold	267,434	$4,159,499	361,959	$5,099,228
Distributions reinvested	—	—	2,370,450	34,798,213
Repurchased	(3,412,534)	(54,370,593)	(4,355,998)	(64,566,953)
Net decrease	(3,145,100)	($50,211,094)	(1,623,589)	($24,669,512)
Total net decrease	(4,372,849)	($69,117,702)	(2,836,340)	($41,212,767)

Mid Value Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	802,989	$9,489,750	2,837,862	$32,671,603
Distributions reinvested	—	—	3,630,231	39,689,552
Repurchased	(2,639,718)	(31,349,949)	(3,092,021)	(34,360,083)
Net increase (decrease)	(1,836,729)	($21,860,199)	3,376,072	$38,001,072
Series II shares
Sold	82,377	$979,432	347,601	$4,018,284
Distributions reinvested	—	—	748,613	8,179,863
Repurchased	(477,563)	(5,666,651)	(877,012)	(9,945,026)
Net increase (decrease)	(395,186)	($4,687,219)	219,202	$2,253,121
Series NAV shares
Sold	1,842,947	$21,880,328	1,297,866	$15,133,978
Distributions reinvested	—	—	4,900,129	53,328,282
Repurchased	(2,094,490)	(24,807,321)	(7,667,902)	(85,901,234)
Net decrease	(251,543)	($2,926,993)	(1,469,907)	($17,438,974)
Total net increase (decrease)	(2,483,458)	($29,474,411)	2,125,367	$22,815,219

Mutual Shares Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	183,374	$2,258,270	4,310	$49,323
Distributions reinvested	—	—	2,292,328	26,161,592
Repurchased	(874,646)	(10,650,510)	(2,220,828)	(26,121,515)
Net increase (decrease)	(691,272)	($8,392,240)	75,810	$89,400
Series NAV shares[1]
Distributions reinvested	—	—	3,264,897	37,317,768
Repurchased	—	—	(33,032,793)	(378,234,915)
Net decrease	—	—	(29,767,896)	($340,917,147)
Total net decrease	(691,272)	($8,392,240)	(29,692,086)	($340,827,747)

1  All Series NAV shares were redeemed on 10-17-16.

Real Estate Securities Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,907	$36,366	179,729	$3,499,878
Distributions reinvested	—	—	162,344	2,951,550
Repurchased	(413,720)	(7,815,109)	(751,211)	(14,080,111)
Net decrease	(411,813)	($7,778,743)	(409,138)	($7,628,683)
Series II shares
Sold	74,177	$1,429,335	195,829	$3,751,304
Distributions reinvested	—	—	90,828	1,655,649
Repurchased	(323,940)	(6,143,987)	(573,737)	(10,855,857)
Net decrease	(249,763)	($4,714,652)	(287,080)	($5,448,904)
Series NAV shares
Sold	110,105	$2,074,463	408,215	$7,717,064
Distributions reinvested	—	—	514,767	9,299,342
Repurchased	(1,473,331)	(27,815,860)	(1,590,433)	(30,052,990)
Net decrease	(1,363,226)	($25,741,397)	(667,451)	($13,036,584)
Total net decrease	(2,024,802)	($38,234,792)	(1,363,669)	($26,114,171)

139

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Science & Technology Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,880,639	$49,098,774	1,012,576	$23,380,744
Distributions reinvested	—	—	2,533,287	57,150,948
Repurchased	(1,070,192)	(27,524,218)	(3,001,321)	(68,424,922)
Net increase	810,447	$21,574,556	544,542	$12,106,770
Series II shares
Sold	212,114	$5,179,021	117,972	$2,652,551
Distributions reinvested	—	—	266,588	5,803,630
Repurchased	(198,110)	(4,893,589)	(401,721)	(8,892,313)
Net increase (decrease)	14,004	$285,432	(17,161)	($436,132)
Series NAV shares
Sold	103,764	$2,723,038	353,789	$8,291,233
Distributions reinvested	—	—	186,407	4,240,765
Repurchased	(138,871)	(3,575,437)	(258,298)	(5,996,693)
Net increase (decrease)	(35,107)	($852,399)	281,898	$6,535,305
Total net increase	789,344	$21,007,589	809,279	$18,205,943

Small Cap Growth Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	463,553	$4,001,708	653,494	$5,108,950
Distributions reinvested	—	—	964,940	7,536,179
Repurchased	(1,006,655)	(8,624,497)	(2,928,154)	(23,103,654)
Net decrease	(543,102)	($4,622,789)	(1,309,720)	($10,458,525)
Series II shares
Sold	166,239	$1,361,332	307,333	$2,363,613
Distributions reinvested	—	—	353,250	2,635,244
Repurchased	(374,372)	(3,109,416)	(911,335)	(6,757,249)
Net decrease	(208,133)	($1,748,084)	(250,752)	($1,758,392)
Series NAV shares
Sold	1,273,082	$10,780,284	1,313,482	$10,073,716
Distributions reinvested	—	—	3,316,617	26,168,107
Repurchased	(3,686,698)	(31,725,847)	(5,816,917)	(47,149,430)
Net decrease	(2,413,616)	($20,945,563)	(1,186,818)	($10,907,607)
Total net decrease	(3,164,851)	($27,316,436)	(2,747,290)	($23,124,524)

Small Cap Index Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,184,632	$32,718,241	3,319,467	$46,244,354
Distributions reinvested	—	—	1,947,946	26,486,593
Repurchased	(1,214,903)	(18,454,790)	(2,022,185)	(27,005,427)
Net increase	969,729	$14,263,451	3,245,228	$45,725,520
Series II shares
Sold	36,272	$542,165	135,317	$1,886,498
Distributions reinvested	—	—	252,069	3,402,977
Repurchased	(360,048)	(5,389,465)	(366,817)	(4,889,321)
Net increase (decrease)	(323,776)	($4,847,300)	20,569	$400,154
Series NAV shares
Sold	724,349	$10,876,123	1,281,851	$17,869,332
Distributions reinvested	—	—	619,790	8,436,837
Repurchased	(417,140)	(6,289,995)	(691,273)	(9,200,439)
Net increase	307,209	$4,586,128	1,210,368	$17,105,730
Total net increase	953,162	$14,002,279	4,476,165	$63,231,404

Small Cap Opportunities Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	19,333	$605,010	57,299	$1,747,735
Distributions reinvested	—	—	317,968	8,934,910
Repurchased	(254,870)	(8,041,781)	(445,698)	(12,832,389)
Net decrease	(235,537)	($7,436,771)	(70,431)	($2,149,744)
Series II shares
Sold	63,566	$1,974,333	44,445	$1,268,849
Distributions reinvested	—	—	126,373	3,499,264
Repurchased	(125,438)	(3,865,026)	(271,242)	(7,782,945)
Net decrease	(61,872)	($1,890,693)	(100,424)	($3,014,832)
Series NAV shares
Sold	110,823	$3,434,330	141,566	$4,025,029
Distributions reinvested	—	—	303,298	8,480,211
Repurchased	(117,755)	(3,692,663)	(702,415)	(20,434,931)
Net decrease	(6,932)	($258,333)	(257,551)	($7,929,691)
Total net decrease	(304,341)	($9,585,797)	(428,406)	($13,094,267)

140

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Value Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	442,628	$9,484,594	1,000,704	$20,986,663
Distributions reinvested	—	—	2,420,012	47,283,963
Repurchased	(1,905,320)	(40,214,149)	(2,030,980)	(40,796,437)
Net increase (decrease)	(1,462,692)	($30,729,555)	1,389,736	$27,474,189
Series II shares
Sold	30,351	$644,768	233,879	$4,797,499
Distributions reinvested	—	—	263,865	5,121,442
Repurchased	(261,334)	(5,500,518)	(357,188)	(7,185,700)
Net increase (decrease)	(230,983)	($4,855,750)	140,556	$2,733,241
Series NAV shares
Sold	575,843	$12,025,776	679,973	$14,318,539
Distributions reinvested	—	—	2,175,408	42,399,254
Repurchased	(976,407)	(20,652,088)	(2,681,226)	(55,409,577)
Net increase (decrease)	(400,564)	($8,626,312)	174,155	$1,308,216
Total net increase (decrease)	(2,094,239)	($44,211,617)	1,704,447	$31,515,646

Small Company Growth Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	240,629	$6,497,070	425,399	$10,767,164
Distributions reinvested	—	—	661,276	16,386,423
Repurchased	(377,767)	(10,313,371)	(704,282)	(18,674,053)
Net increase (decrease)	(137,138)	($3,816,301)	382,393	$8,479,534

Small Company Value Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	55,128	$1,220,410	185,715	$3,816,599
Distributions reinvested	—	—	504,118	9,883,884
Repurchased	(417,043)	(9,175,002)	(465,746)	(9,370,597)
Net increase (decrease)	(361,915)	($7,954,592)	224,087	$4,329,886
Series II shares
Sold	31,654	$684,737	135,762	$2,826,919
Distributions reinvested	—	—	430,988	8,304,671
Repurchased	(258,329)	(5,620,217)	(407,099)	(8,200,087)
Net increase (decrease)	(226,675)	($4,935,480)	159,651	$2,931,503
Series NAV shares
Sold	305,323	$6,620,034	177,558	$3,681,105
Distributions reinvested	—	—	1,506,818	29,468,008
Repurchased	(336,111)	(7,442,092)	(4,136,310)	(85,625,136)
Net decrease	(30,788)	($822,058)	(2,451,934)	($52,476,023)
Total net decrease	(619,378)	($13,712,130)	(2,068,196)	($45,214,634)

Strategic Equity Allocation Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	249,036	$4,434,520	97,913,326	$1,596,511,395
Distributions reinvested	—	—	23,230,308	385,513,756
Repurchased	(49,934,937)	(893,188,164)	(79,937,195)	(1,313,058,461)
Net increase (decrease)	(49,685,901)	($888,753,644)	41,206,439	$668,966,690

Total Stock Market Index Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,278,801	$46,021,570	2,222,161	$40,397,710
Issued in reorganization (Note 12)	2,428,390	49,754,824	—	—
Distributions reinvested	—	—	733,387	13,722,877
Repurchased	(1,748,451)	(35,553,955)	(3,271,245)	(59,210,090)
Net increase (decrease)	2,958,740	$60,222,439	(315,697)	($5,089,503)
Series II shares
Sold	12,859	$251,676	31,011	$576,467
Issued in reorganization (Note 12)	326,253	6,658,154	—	—
Distributions reinvested	—	—	52,813	984,323
Repurchased	(130,341)	(2,634,310)	(222,712)	(3,995,615)
Net increase (decrease)	208,771	$4,275,520	(138,888)	($2,434,825)
Series NAV shares
Sold	997,910	$19,787,350	1,543,297	$28,577,907
Issued in reorganization (Note 12)	496,179	10,165,000	—	—
Distributions reinvested	—	—	183,452	3,434,609
Repurchased	(1,098,198)	(21,636,813)	(469,926)	(8,566,481)
Net increase	395,891	$8,315,537	1,256,823	$23,446,035
Total net increase	3,563,402	$72,813,496	802,238	$15,921,707

141

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Utilities Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	373,710	$5,049,414	757,746	$9,869,284
Distributions reinvested	—	—	1,473,184	18,933,906
Repurchased	(2,186,900)	(29,414,624)	(4,905,718)	(62,256,739)
Net decrease	(1,813,190)	($24,365,210)	(2,674,788)	($33,453,549)
Series II shares
Sold	30,499	$403,996	114,783	$1,481,693
Distributions reinvested	—	—	73,893	940,196
Repurchased	(116,456)	(1,540,604)	(286,946)	(3,658,363)
Net decrease	(85,957)	($1,136,608)	(98,270)	($1,236,474)
Series NAV shares
Sold	136,936	$1,848,237	232,278	$3,014,423
Distributions reinvested	—	—	141,848	1,818,062
Repurchased	(159,701)	(2,149,775)	(682,614)	(8,783,238)
Net decrease	(22,765)	($301,538)	(308,488)	($3,950,753)
Total net decrease	(1,921,912)	($25,803,356)	(3,081,546)	($38,640,776)

Value Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	90,275	$1,952,022	177,989	$3,603,993
Distributions reinvested	—	—	2,241,524	44,788,747
Repurchased	(2,080,110)	(44,805,765)	(4,671,893)	(94,152,931)
Net decrease	(1,989,835)	($42,853,743)	(2,252,380)	($45,760,191)
Series II shares
Sold	6,669	$144,055	54,836	$1,104,221
Distributions reinvested	—	—	118,568	2,355,063
Repurchased	(117,010)	(2,504,931)	(229,154)	(4,557,073)
Net decrease	(110,341)	($2,360,876)	(55,750)	($1,097,789)
Series NAV shares
Sold	35,175	$752,205	159,055	$3,157,547
Distributions reinvested	—	—	149,863	2,991,759
Repurchased	(178,607)	(3,837,760)	(535,974)	(10,850,264)
Net decrease	(143,432)	($3,085,555)	(227,056)	($4,700,958)
Total net decrease	(2,243,608)	($48,300,174)	(2,535,186)	($51,558,938)

For Emerging Markets Value Trust, affiliates of the Trust owned 96% of shares of the portfolio. For all other portfolios affiliates of the Trust owned 100% of shares of the portfolios. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

7.  PURCHASE AND SALE OF SECURITIES  Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations are aggregated below for the six months ended June 30, 2017:

	Purchases		Sales
Portfolio	U.S. Government	Other Issuers	U.S. Government	Other Issuers
500 Index Trust B	—	$191,221,303	—	$74,298,841
Alpha Opportunities Trust	—	64,452,223	—	62,869,433
American Asset Allocation Trust	—	78,579,484	—	86,198,068
American Global Growth Trust	—	10,084,196	—	21,149,535
American Growth Trust	—	89,777,361	—	85,072,578
American Growth-Income Trust	—	73,750,647	—	85,713,811
American International Trust	—	19,969,724	—	62,205,622
American New World Trust	—	3,091,481	—	3,189,318
Blue Chip Growth Trust	—	222,658,780	—	375,583,065
Capital Appreciation Trust	—	269,658,372	—	371,112,155
Capital Appreciation Value Trust	—	97,723,875	—	124,464,089
Core Strategy Trust	—	5,444,374	—	180,092,198
Emerging Markets Value Trust	—	41,318,675	—	102,080,652
Equity Income Trust	—	190,512,868	—	313,393,736
Financial Industries Trust	—	40,403,717	—	46,574,078
Fundamental All Cap Core Trust	—	408,175,055	—	490,224,190
Fundamental Large Cap Value Trust	—	122,698,426	—	183,306,120
Global Trust	—	36,536,191	—	36,576,362
Health Science Trust	—	47,386,175	—	67,727,203
International Equity Index Trust B	—	34,937,487	—	16,154,880
International Growth Stock Trust	—	41,814,765	—	84,686,093
International Small Company Trust	—	16,969,182	—	7,253,304
International Value Trust	—	146,934,208	—	211,054,193
Lifestyle Aggressive PS Series	—	2,702,104	—	1,237,159
Lifestyle Balanced PS Series	—	17,337,694	—	50,004,531

142

PURCHASE AND SALE OF SECURITIES, CONTINUED

	Purchases		Sales
Portfolio	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Lifestyle Conservative PS Series	—	$9,533,600	—	$19,967,188
Lifestyle Growth PS Series	—	12,029,771	—	123,524,391
Lifestyle Moderate PS Series	—	7,523,723	—	20,583,166
Mid Cap Index Trust	—	151,357,517	—	124,560,745
Mid Cap Stock Trust	—	254,661,537	—	331,204,349
Mid Value Trust	—	149,201,899	—	197,867,456
Mutual Shares Trust	—	14,943,116	—	26,928,126
Real Estate Securities Trust	—	360,445,791	—	390,968,040
Science & Technology Trust	—	250,885,487	—	226,050,454
Small Cap Growth Trust	—	168,964,036	—	193,617,540
Small Cap Index Trust	—	98,598,984	—	77,262,092
Small Cap Opportunities Trust	—	24,312,968	—	33,051,159
Small Cap Value Trust	—	74,016,819	—	113,915,745
Small Company Growth Trust	—	16,405,708	—	18,936,697
Small Company Value Trust	—	16,078,880	—	29,227,693
Strategic Equity Allocation Trust	—	325,365,453	—	1,078,684,284
Total Stock Market Index Trust	—	19,422,000	—	7,967,101
Utilities Trust	—	47,239,507	—	61,262,510
Value Trust	—	115,684,341	—	170,008,193

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios’ net assets. The following affiliated portfolios owned 5% or more of the portfolios’ net assets:

Portfolio	Affiliated Concentration
Alpha Opportunities Trust	94.9%
Blue Chip Growth Trust	33.7%
Capital Appreciation Trust	55.5%
Emerging Markets Value Trust	81.3%
Equity Income	52.6%
International Growth Stock Trust	82.1%
International Value Trust	57.4%
Mid Cap Stock Trust	38.1%
Mid Value Trust	35.5%
Small Cap Growth Trust	30.9%
Small Cap Opportunities Trust	28.3%
Small Cap Value Trust	18.1%
Small Company Growth Trust	100.0%
Small Company Value Trust	44.3%
Strategic Equity Allocation Trust	100.0%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Strategy Trust, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2017, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliate Series NAV	Percentage of Underlying Portfolio’s Net Assets
Core Strategy Trust	Strategic Equity Allocation Trust	23.4%
	Bond Trust	11.7%
Lifestyle Balance PS Series	Bond Trust	5.6%
Lifestyle Growth PS Series	Strategic Equity Allocation Trust	20.1%
	Bond Trust	10.1%

Information regarding the portfolios’ fiscal year to date purchases and sale of the JHVIT affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Core Strategy Trust
Bond	79,011,223	406,778	—	79,418,001	—	—	—	$1,084,055,718
Strategic Equity Allocation	152,401,534	—	(9,982,453)	142,419,081	—	—	$25,481,121	2,650,419,097
					—	—	$25,481,121	$3,734,474,815
Lifestyle Aggressive PS Series
Strategic Equity Allocation	1,200,906	117,151	(46,126)	1,271,931	—	—	$41,725	$23,670,642

Lifestyle Balanced PS Series
Bond	36,965,409	1,189,289	(275,921)	37,878,777	—	—	$24,788	$517,045,313
Strategic Equity Allocation	30,300,799	71,370	(2,576,748)	27,795,421	—	—	3,519,414	517,272,792
					—	—	$3,544,202	$1,034,318,105

143

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Conservative PS Series
Bond	11,435,535	429,162	(901,657)	10,963,040	—	—	($122,664)	$149,645,503
Strategic Equity Allocation	2,234,755	208,944	(436,952)	2,006,747	—	—	345,773	37,345,565
					—	—	$223,109	$186,991,068
Lifestyle Growth PS Series
Bond	67,874,230	896,028	—	68,770,258	—	—	—	$938,714,020
Strategic Equity Allocation	129,721,826	—	(6,852,194)	122,869,632	—	—	$9,227,412	2,286,603,859
					—	—	$9,227,412	$3,225,317,879
Lifestyle Moderate PS Series
Bond	14,414,404	381,571	(557,974)	14,238,003	—	—	($53,225)	$194,348,735
Strategic Equity Allocation	7,560,424	134,487	(727,428)	6,967,483	—	—	779,696	129,664,866
					—	—	$726,471	$324,013,601

10.  INTERFUND TRADING The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended June 30, 2017 the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Portfolio	Purchases	Sales
Blue Chip Growth Trust	$300,117	—
Capital Appreciation Value Trust	24,121	$186,055
Equity Income Trust	—	163,401
Health Sciences Trust	23,077	12,857
Mid Value Trust	1,427,556	—
Small Cap Opportunities Trust	—	1,618,769
Small Company Growth Trust	939,687	1,272,745
Small Company Value Trust	—	345,202
Utilities Trust	23,596	592,641

11.  DIRECT PLACEMENT SECURITIES The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at June 30, 2017:

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets	Value as of 6-30-17
Alpha Opportunities Trust	Coupang LLC	11/20/2014	$446,608	143,460	143,460	0.5%	$717,300
Alpha Opportunities Trust	DraftKings, Inc., Series C	12/4/2014	135,907	75,450	75,450	0.1%	165,990
Alpha Opportunities Trust	DraftKings, Inc., Series E	3/8/2017	48,473	—	32,851	0.0%*	65,045
	Bought: 32,851 shares
Alpha Opportunities Trust	Dropbox, Inc., Series C	1/28/2014	208,108	10,895	10,895	0.1%	145,884
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	321,999	203,629	203,629	0.3%	447,984
Alpha Opportunities Trust	Jand, Inc., Class A	4/23/2015	40,141	3,495	3,495	0.0%*	29,568
Alpha Opportunities Trust	Jand, Inc., Series D	4/23/2015	89,643	7,805	7,805	0.0%*	66,030
Alpha Opportunities Trust	Lithium Technology Corp.	8/18/2014	578,207	118,631	118,631	0.4%	530,281
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	287,565	25,174	25,174	0.1%	176,218
Alpha Opportunities Trust	MarkLogic Corp., Series F	4/27/2015	358,170	30,839	30,839	0.2%	303,147
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	1,163,695	162,095	162,095	0.8%	1,163,695
Alpha Opportunities Trust	Redfin Corp.	12/15/2014	257,887	78,202	78,202	0.3%	368,331
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	103,927	3,841	3,841	0.1%	115,384
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	242,515	8,963	8,963	0.2%	269,249
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	2,206,328	142,224	142,224	4.0%	5,896,607
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	42,527	2,554	2,554	0.1%	132,323
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	211,370	12,694	12,694	0.4%	657,676
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	166,079	9,974	9,974	0.4%	516,753
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	379,546	99,899	99,899	0.3%	434,561
							$12,202,026

Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	4,276,305	4,276,305	0.1%	$303,190
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.1%	195,356
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.0%*	125,775
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.1%	280,855
							$905,176

144

DIRECT PLACEMENT SECURITIES, CONTINUED

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets	Value as of 6-30-17

Mid Cap Stock Trust	Coupang LLC	11/20/2014	$3,219,745	1,034,250	1,034,250	0.7%	$5,171,250
Mid Cap Stock Trust	DraftKings, Inc., Series C	12/4/2014	975,827	541,740	541,740	0.2%	1,191,828
Mid Cap Stock Trust	DraftKings, Inc., Series E	3/8/2017	396,255	—	268,551	0.1%	531,731
	Bought: 268,551 shares
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	2,308,001	1,459,559	1,459,559	0.4%	3,211,030
Mid Cap Stock Trust	Jand, Inc., Class A	4/23/2015	290,613	25,303	25,303	0.0%*	214,063
Mid Cap Stock Trust	Jand, Inc., Series D	4/23/2015	648,942	56,502	56,502	0.1%	478,007
Mid Cap Stock Trust	Lithium Technology Corp.	8/18/2014	4,115,796	844,439	844,439	0.5%	3,774,642
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	2,122,743	185,829	185,829	0.2%	1,300,803
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	2,580,629	222,196	222,196	0.3%	2,184,187
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	2,096,941	292,090	292,090	0.3%	2,096,941
Mid Cap Stock Trust	Redfin Corp.	12/15/2014	1,825,650	553,613	553,613	0.4%	2,607,517
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	772,269	28,542	28,542	0.1%	857,402
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	1,801,962	66,598	66,598	0.3%	2,000,604
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	9,067,440	584,504	584,504	3.4%	24,233,536
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	303,018	18,198	18,198	0.1%	942,838
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	1,506,031	90,446	90,446	0.6%	4,686,007
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	1,183,315	71,065	71,065	0.5%	3,681,878
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	2,719,296	715,736	715,736	0.4%	3,113,452
							$62,277,716

Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.1%	$905,520
Science & Technology Trust	Dropbox, Inc., Class B	5/2/2012	67,334	7,441	7,441	0.0%*	99,635
Science & Technology Trust	Dropbox, Inc., Series A	5/2/2012	83,623	9,241	9,241	0.0%*	123,737
Science & Technology Trust	Dropbox, Inc., Series A1	5/2/2012	805,424	89,006	89,006	0.2%	1,191,790
Science & Technology Trust	Flipkart, Ltd.	3/19/2015	55,860	490	490	0.0%*	43,176
Science & Technology Trust	Flipkart, Ltd., Series A	3/19/2015	19,152	168	168	0.0%*	14,803
Science & Technology Trust	Flipkart, Ltd., Series C	3/19/2015	33,630	295	295	0.0%*	25,993
Science & Technology Trust	Flipkart, Ltd., Series E	3/19/2015	62,586	549	549	0.0%*	48,374
Science & Technology Trust	Flipkart, Ltd., Series G	12/17/2014	377,484	3,152	3,152	0.1%	377,484
Science & Technology Trust	Xiaoju Kuaizhi, Inc.	10/19/2015	260,905	9,513	9,513	0.1%	484,517
							$3,315,029

Small Cap Growth Trust	DraftKings, Inc., Series D	7/13/2015	$544,043	100,673	100,673	0.1%	$271,817
Small Cap Growth Trust	DraftKings, Inc., Series D1	8/11/2015	690,722	90,109	90,109	0.1%	293,755
Small Cap Growth Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.4%	1,508,148
Small Cap Growth Trust	Telogis, Inc. (Common Stock)	9/27/2013	938,340	473,646	473,646	0.4%	1,439,884
Small Cap Growth Trust	Telogis, Inc. (Preferred Stock)	9/27/2013	1,419,833	645,027	645,027	0.7%	2,767,166
Small Cap Growth Trust	The Honest Company, Inc.	8/3/2015	1,233,280	26,954	26,954	0.2%	809,698
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	1,533,808	403,708	403,708	0.4%	1,756,130
							$8,846,598

*	Less than 0.05%

12.  REORGANIZATIONS

All Cap Core Trust. On April 11, 2017, the shareholders of All Cap Core Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Total Stock Market Index Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 28, 2017. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Total Stock Market Index Trust	All Cap Core Trust	$66,577,978	$874,946	2,115,212	3,250,822	$703,280,566	$769,858,544

145

REORGANIZATIONS, CONTINUED

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at June 30, 2017. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Franklin Templeton Founding Allocation Trust. On September 20, 2016, the shareholders of Franklin Templeton Founding Allocation Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Lifestyle Growth PS Series (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with portfolios with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 21, 2016. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Lifestyle Growth PS Series	Franklin Templeton Founding Allocation Trust	$1,037,262,449	$5,824,994	86,875,495	71,467,172	$2,006,067,065	$3,043,329,514

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at December 31, 2016. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

International Core Trust. On September 20, 2016, the shareholders of International Core Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of International Value Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with portfolios with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 21, 2016. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
International Value Trust	International Core Trust	$80,352,281	$10,375,023	6,455,499	$807,137,073	$887,489,354

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at December 31, 2016. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

U.S. Equity Trust. On September 20, 2016, the shareholders of U.S Equity Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of 500 Index Trust B (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with portfolios with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The

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REORGANIZATIONS, CONTINUED

effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 21, 2016. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
500 Index Trust B	U.S. Equity Trust	$136,713,455	14,565,565	5,189,500	$3,884,921,470	$4,021,634,925

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at December 31, 2016. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

13.  OTHER MATTERS The Trust and several of its portfolios, including 500 Index Trust B, Equity Income Trust, Mid Value Trust and Total Stock Market Index Trust (the portfolios), have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-md-2696 (S.D.N.Y.).

On September 23, 2013, the District Court granted defendants’ omnibus motion to dismiss the SLCFC Actions, concluding that the creditors lacked standing. Plaintiffs appealed to the U.S. Court of Appeals for the Second Circuit, and on March 29, 2016, the Second Circuit affirmed the dismissal of the state law constructive fraudulent transfer claims alleged in the SLCFC Actions. The Second Circuit concluded that the creditors had standing to pursue the claims, but that the claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On September 9, 2016, Plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court, challenging the Second Circuit’s decision. The shareholder defendants filed a joint brief in opposition to the petition for writ of certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari. Separately, in the FitzSimons Action, the shareholder defendants moved to dismiss the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. Federal law. On January 6, 2017, the U.S. District Court for the Southern District of New York granted the shareholder Defendants’ motion to dismiss the international fraudulent conveyance claim. On February 23, 2017, the judge issued an order stating that he intends to permit an interlocutory appeal of the dismissal order but will wait to do so until the Court has resolved the remaining motions to dismiss filed by the other defendants.

At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on a portfolio’s net asset value.

14.  SUBSEQUENT EVENT On June 22, 2017, the Board of Trustees approved a proposal to merge Core Strategy Trust, Value Trust and American New World Trust, into Lifestyle Growth PS Series, Mid Cap Index Trust and Emerging Markets Value Trust, respectively, subject to shareholder approval. Shareholders of each portfolio will vote on whether to approve the mergers on October 19, 2017. The mergers are expected to be completed on or about October 27, 2017. The portfolios will remain open to purchases and redemptions from existing shareholders until the closing date.

15.  NEW RULE ISSUANCE In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the portfolios’ net assets or results of operations.

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Special shareholder meeting (unaudited)

All Cap Core Trust and Money Market Trust held a Special Meeting of Shareholders on April 11, 2017. The following proposals were considered by the shareholders:

Proposal One:	Approval of Agreement and Plan of Reorganization providing for the reorganization of All Cap Core Trust into Total Stock Market Index Trust.

PROPOSAL ONE PASSED ON April 11, 2017.

	SHARES VOTED	% of Shares Voted	% of Outstanding Shares
For	5,854,573.912	94.305%	94.234%
Against	100,489.039	1.619%	1.618%
Abstain	253,096.678	4.076%	4.073%

Proposal Two:	Approval of a new subadvisory agreement between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with respect to Money Market Trust.

PROPOSAL TWO PASSED ON April 11, 2017.

	SHARES VOTED	% of Shares Voted	% of Outstanding Shares
For	2,228,316,044.452	99.482%	99.482%
Against	3,489,911.298	0.156%	0.155%
Abstain	8,117,585.936	0.362%	0.362%

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Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

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(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken to address performance and concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors.. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, in the case of the Core Strategy Trust and each Lifestyle PS Series (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Fall Out Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and

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(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. The funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.);

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

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Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

500 Index Trust B (Manulife Asset Management (North America))	Benchmark Index — The Trust underperformed the benchmark index for the one- and three-year periods. Broadridge Category — The Trust outperformed the average for the one- and three-year periods.
The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year periods.
The Board noted the Fund’s net management fees and net total expenses are lower than the peer group median.

Alpha Opportunities Trust (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the one- and three-year periods.
The Board noted the Trust’s favorable performance relative to the peer group average for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one- and three-year periods and outperformed for the five-year period.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index and to the peer group average for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and to the peer group average for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses noting that effective July 1, 2017 the management fee will be reduced decreasing the expenses of the Trust. The Board noted the Trust’s net total expenses are lower than the peer group median.

Capital Appreciation Trust (Jennison Associates LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period, and outperformed the average for the three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the one-year period.
The Board noted the Trust’s favorable performance relative the benchmark index year-to-date and to the peer group average for the three- and five-year periods.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.

154

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Core Strategy Trust (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the five-year period.
The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Emerging Markets Value Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-year period and underperformed for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index and to its peer group average.
The Board noted the Trust’s favorable performance relative to its benchmark index and to its peer group average for the one-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

155

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Equity Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-and five-year periods.
Broadridge Category — The Trust outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.

Subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index and to the peer group average for the three-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Financial Industries Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, and five-year performance relative to the benchmark index and to the peer group average.
The Board took into account management’s discussion of the Fund’s expenses.

Fundamental All Cap Core Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one- and three-year periods, and outperformed for the five-year period.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and to the peer group average for the one-, three- and five-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

156

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Fundamental Large Cap Value Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one- and five-year periods and underperformed for the three-year period.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the three-year period.
The Board noted the Trust’s favorable performance relative to the peer group average for the one- and five-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Global Trust (Templeton Global Advisors Limited)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index and to the peer group average for the one- and three-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group average for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Health Sciences Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-year performance relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group average for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

157

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

International Equity Index Trust B (SSGA Funds Management, Inc.)	Benchmark Index — The Trust underperformed the benchmark index for the one- and three-year periods. Broadridge Category — The Trust outperformed the average for the one- and three-year periods.
The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year periods.
The Board noted the Fund’s net management fees and net total expenses are lower than the peer group median.

International Growth Stock Trust (Invesco Advisers Inc.)	Benchmark Index — The Trust underperformed the benchmark index for the one- and three-year periods. Broadridge Category — The Trust outperformed the average for the one- and three-year periods.
Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to its benchmark index.
The Board noted the Trust’s favorable performance relative to its peer group average for the one- and three-year periods.
The Board noted the Trust’s favorable performance relative to its peer group average and benchmark index since the Trust’s inception on November 30, 2012 to December 31, 2016.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

International Small Company Trust (Dimensional Fund Advisors LP)
Benchmark Index — the Trust outperformed the benchmark index for the one- and five-year periods, and underperformed for the three-year period.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- year performance relative to its benchmark index and to its peer group average for the one-, three- and five-year periods. The Board noted the small size of the peer group.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

158

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

International Value Trust (Franklin Templeton Investment Counsel, LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index and to the peer group average for the three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Lifestyle Aggressive PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Series outperformed the benchmark index for the one-year period and underperformed for the three-year period.
Broadridge Category — The Series outperformed the average for the one- and three-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group average for this purpose.
Net management fees for this Series are lower than the peer group median.
Net total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ three-year performance relative to the benchmark index.
The Board noted the Series’ favorable performance relative benchmark index for the one-year period and to the peer group average for the one-and three-year periods.
The Board noted the Series’ net management fees and net total expenses are lower than the peer group median.

Lifestyle Balanced PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Series underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Series underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Net total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ one-, three- and five-year performance relative to the benchmark index and to the peer group average for the one- and five-year periods.
The Board noted the Series’ favorable performance relative to the peer group average for the three-year period.
The Board noted the Series’ net management fees and net total expenses are lower than the peer group median.

159

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Lifestyle Conservative PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America)
Benchmark Index — The Series outperformed the benchmark index for the one-year period and underperformed for the three- and five-year periods.
Broadridge Category — The Series underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Net total expenses for this Series are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ three- and five-year performance relative to the benchmark index and to the peer group average for the one- and five-year periods.
The Board noted the Series’ favorable performance relative to the benchmark index for the one-year period and to the peer group average for the three-year period.
The Board noted the Series’ net management fees are lower than the peer group median.

Lifestyle Growth PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America)
Benchmark Index — The Series underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Series outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Net total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ one-, three- and five-year performance relative to the benchmark index and to the peer group average for the five-year period.
The Board noted the Series’ favorable performance relative to the peer group average for the one- and three-year periods.
The Board noted the Series’ net management fees and net total expenses are lower than the peer group median.

Lifestyle Moderate PS Series (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America)
Benchmark Index — The Series underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Series underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Series are lower than the peer group median.
Net total expenses for this Series are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Series’ one-, three- and five-year performance relative to the benchmark index and to the peer group average for the one- and five-year periods.
The Board noted the Series’ favorable performance relative to the peer group average for the three-year period.
The Board noted the Series’ net management fees and net total expenses are lower than the peer group median.

160

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Mid Cap Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods and to the Morningstar peer group year-to-date.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.

Mid Cap Stock Trust (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the one- and three-year periods.
The Board noted the Trust’s favorable performance relative to the peer group average for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Mid Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

161

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Mutual Shares Trust (Franklin Mutual Advisers, LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Real Estate Securities Trust (Deutsche Investment Management Americas, Inc./RREEF America, LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark year-to-date and to the peer group average for the one-, three- and five-year periods.
The Board noted the Fund’s net management fees and net total expenses are lower than the peer group median.

Science & Technology Trust (Allianz Global Investors U.S. LLC T. Rowe Price Associates, LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-year performance relative to the benchmark index and to the peer group average for the one- and three-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group average for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

162

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Small Cap Growth Trust (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.
The Board took into account management’s discussion of the Trust’s expenses noting that effective July 1, 2017 the management fee will be reduced decreasing the expenses of the Trust. The Board noted the Trust’s net total expenses are lower than the peer group median.

Small Cap Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.
The Board noted the Trust’s favorable performance relative to the Morningstar peer group for the quarter-to-date, three-month and year-to-date periods.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.

Small Cap Opportunities Trust (Invesco Advisers Inc. Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three-and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to its benchmark index and its peer group average.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median

163

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Small Cap Value Trust (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed the benchmark index for the one- and five-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and five-year performance relative to the benchmark index and to the peer group average for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period and to the peer group average for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Small Company Growth Trust (Invesco Advisers Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to its benchmark index and to its peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Small Company Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for one-year period and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index and to the peer group average for the five-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

164

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Strategic Equity Allocation Trust (Manulife Asset Management (U.S.))	Benchmark Index — The Trust underperformed the benchmark index for the one- and three-year periods. Broadridge Category — The Trust outperformed the average for the one- and three-year periods.
Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one- and three-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Total Stock Market Index Trust (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses and management’s proposed action to reduce expenses.

Utilities Trust (Massachusetts Financial Services Company)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-year period and underperformed for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to its benchmark index and to its peer group average for the three- and five-year periods.
The Board noted the Trust’s favorable performance relative to its peer group average for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

165

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Value Trust (Invesco Advisers Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to its benchmark index and its peer group average.
The Board noted the Trust’s net management fee and net total expenses are lower than the peer group median.

166

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

167

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson****
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey**
Theron S. Hoffman*
Deborah C. Jackson**
James M. Oates***
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee
# Effective 6-20-17

Officers
Andrew G. Arnott, President
John J. Danello, Sr. Vice President, Secretary, and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHT0SA 6/17
8/17

1115015: 0617

John Hancock

Variable Insurance Trust

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Bond Trusts

Semiannual Report

June 30, 2017

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Portfolio compositions	3

Shareholder expense example	4

Summary portfolio of investments (See below for each portfolio’s page #)	7

Statements of assets and liabilities	41

Statements of operations	44

Statements of changes in net assets	47

Financial highlights	49

Notes to financial statements	55

Special shareholder meeting	77

Evaluation of advisory and subadvisory agreements by the board of trustees	78

For more information	86

Portfolio	Summary portfolio of investments
Active Bond Trust	7
Bond Trust	9
Core Bond Trust	10
Global Bond Trust	12
High Yield Trust	22
Investment Quality Bond Trust	24
Money Market Trust	28
New Income Trust	29
Short Term Government Income Trust	31
Strategic Income Opportunities Trust	32
Total Bond Market Trust B	36
Ultra Short Term Bond Trust	38

2

John Hancock Variable Insurance Trust

Portfolio compositions

Active Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	43.2
U.S. Government Agency	21.6
Collateralized mortgage obligations	13.0
U.S. Government	11.0
Asset backed securities	8.6
Foreign government obligations	0.8
Municipal bonds	0.4
Capital preferred securities	0.3
Preferred securities	0.3
Term loans	0.1
Short-term investments and other	0.7

Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	41.1
U.S. Government	19.6
U.S. Government Agency	19.5
Asset backed securities	15.3
Collateralized mortgage obligations	2.0
Capital preferred securities	0.2
Short-term investments and other	2.3

Core Bond Trust

Portfolio Composition**	% of Total
U.S. Government and Agency	28.6
U.S. Government	25.5
Corporate bonds	22.1
Asset backed securities	14.9
Collateralized mortgage obligations	5.1
Foreign government obligations	2.1
Municipal bonds	0.6
Short-term investments	1.1

Global Bond Trust

Portfolio Composition**	% of Total
Corporate bonds	32.8
Foreign government obligations	21.0
U.S. Government Agency	8.3
Asset backed securities	8.1
Collateralized mortgage obligations	8.1
U.S. Government	4.0
Municipal bonds	0.7
Term loans	0.2
Escrow shares	0.1
Short-term investments	16.7

High Yield Trust

Portfolio Composition*	% of Total
Corporate bonds	85.6
Term loans	3.2
Asset backed securities	2.5
Preferred securities	1.5
Common stocks	1.2
Convertible bonds	0.9
Foreign government obligations	0.9
U.S. Government	0.8
Capital preferred securities	0.4
Collateralized mortgage obligations	0.4
Short-term investments and other	2.6

Investment Quality Bond Trust

Portfolio Composition**	% of Total
U.S. Government Agency	27.7
Corporate bonds	23.7
Asset backed securities	15.1
U.S. Government	14.4
Collateralized mortgage obligations	9.5
Term loans	2.1
Foreign government obligations	1.1
Municipal bonds	1.1
Short-term investments	5.3

Money Market Trust

Portfolio Composition**	% of Total
U.S. Government Agency	89.6
U.S. Government	10.4

New Income Trust

Portfolio Composition*	% of Total
Corporate bonds	32.4
U.S. Government Agency	26.4
U.S. Government	13.1
Asset backed securities	11.1
Collateralized mortgage obligations	8.2
Term loans	2.5
Municipal bonds	1.4
Foreign government obligations	1.3
Short-term investments and other	3.6

Short Term Government Income Trust

Portfolio Composition*	% of Total
U.S. Government Agency	65.7
U.S. Government	27.1
Collateralized mortgage obligations	4.2
Short-term investments and other	3.0

Strategic Income Opportunities Trust

Portfolio Composition*	% of Total
Corporate bonds	48.9
Foreign government obligations	17.4
Term loans	7.0
Preferred securities	6.5
Collateralized mortgage obligations	5.3
Asset backed securities	4.1
Common stocks	2.7
Convertible bonds	2.3
Capital preferred securities	0.9
Purchased options	0.3
Warrants	0.3
Short-term investments and other	4.3

Total Bond Market Trust B

Portfolio Composition*	% of Total
U.S. Government	38.5
U.S. Government Agency	29.0
Corporate bonds	26.5
Foreign government obligations	2.1
Collateralized mortgage obligations	1.3
Municipal bonds	0.8
Asset backed securities	0.2
Short-term investments and other	1.6

Ultra Short Term Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	53.7
U.S. Government	21.6
Asset backed securities	17.2
U.S. Government Agency	3.6
Collateralized mortgage obligations	0.6
Short-term investments and other	3.3

*	As a percentage of net assets.
**	As a percentage of total investments.

3

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1] 1/1/2017 – 6/30/2017	Annualized Expense Ratio
Active Bond Trust
Series I — Actual	$1,000.00	$1,032.80	$3.48	0.69%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Series II — Actual	1,000.00	1,031.70	4.48	0.89%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Series NAV — Actual	1,000.00	1,032.80	3.23	0.64%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Bond Trust
Series I — Actual	$1,000.00	$1,025.50	$3.21	0.64%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Series II — Actual	1,000.00	1,024.80	4.22	0.84%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Series NAV — Actual	1,000.00	1,025.50	2.96	0.59%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Core Bond Trust
Series I — Actual	$1,000.00	$1,022.90	$3.36	0.67%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
Series II — Actual	1,000.00	1,022.20	4.36	0.87%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Series NAV — Actual	1,000.00	1,023.80	3.11	0.62%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

4

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1] 1/1/2017 – 6/30/2017	Annualized Expense Ratio
Global Bond Trust
Series I — Actual	$1,000.00	$1,051.00	$4.07	0.80%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Series II — Actual	1,000.00	1,050.00	5.08	1.00%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Series NAV — Actual	1,000.00	1,051.20	3.81	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
High Yield Trust
Series I — Actual	$1,000.00	$1,047.80	$4.37	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series II — Actual	1,000.00	1,046.80	5.38	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	1,046.50	4.11	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Investment Quality Bond Trust
Series I — Actual	$1,000.00	$1,030.90	$3.58	0.71%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Series II — Actual	1,000.00	1,029.10	4.58	0.91%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series NAV — Actual	1,000.00	1,031.10	3.27	0.65%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Money Market Trust
Series I — Actual	$1,000.00	$1,002.00	$1.64	0.33%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Series II — Actual	1,000.00	1,001.00	2.63	0.53%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Series NAV — Actual	1,000.00	1,002.20	1.39	0.28%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%
New Income Trust
Series NAV — Actual	$1,000.00	$1,026.30	$2.91	0.58%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%
Short Term Government Income Trust
Series I — Actual	$1,000.00	$1,007.40	$3.28	0.66%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Series II — Actual	1,000.00	1,005.80	4.28	0.86%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series NAV — Actual	1,000.00	1,007.40	3.04	0.61%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Strategic Income Opportunities Trust
Series I — Actual	$1,000.00	$1,035.80	$3.68	0.73%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Series II — Actual	1,000.00	1,034.20	4.69	0.93%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Series NAV — Actual	1,000.00	1,035.90	3.43	0.68%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Total Bond Market Trust B
Series I — Actual	$1,000.00	$1,020.80	$1.50	0.30%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series II — Actual	1,000.00	1,020.80	2.51	0.50%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Series NAV — Actual	1,000.00	1,021.80	1.25	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%

5

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1] 1/1/2017 – 6/30/2017	Annualized Expense Ratio
Ultra Short Term Bond Trust
Series I — Actual	$1,000.00	$1,004.30	$3.23	0.65%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Series II — Actual	1,000.00	1,003.50	4.22	0.85%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series NAV — Actual	1,000.00	1,004.30	2.98	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

6

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

This section shows the portfolio’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the portfolio’s total net assets as of the report date. The remaining securities held by the portfolio are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the portfolio’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust

		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 32.6%
Treasury Inflation Protected Securities – 0.8%
0.375%, 07/15/2025 to 01/15/2027 $		6,117,231	$6,049,492	0.8%
			6,049,492
U.S. Treasury Bonds – 5.0%
2.500%, 02/15/2045		4,501,000	4,207,206	0.6%
2.750%, 11/15/2042		9,470,000	9,370,120	1.2%
3.000%, 02/15/2047		23,101,000	23,871,626	3.2%
			37,448,952
U.S. Treasury Notes – 5.1%
2.000%, 07/31/2022 to 02/15/2025		3,700,000	3,688,622	0.5%
2.375%, 12/31/2020 to 05/15/2027		34,351,000	34,616,730	4.6%
			38,305,352
Federal Home Loan Mortgage Corp. – 2.7%
3.000%, 03/01/2043		1,673,108	1,684,800	0.2%
3.500%, 10/01/2046		10,626,558	10,978,252	1.5%
4.000%, 01/01/2041 to 02/01/2044		2,847,700	3,022,830	0.4%
4.500%, 09/01/2023 to 10/01/2041		3,813,806	4,100,554	0.6%
OTHER SECURITIES			309,076	0.0%
			20,095,512
Federal National Mortgage Association – 18.4%
3.000%, TBA (C)		54,500,000	54,700,326	7.4%
3.000%, 07/01/2027 to 05/01/2043		4,059,897	4,090,201	0.7%
3.500%, TBA (C)		13,000,000	13,345,684	1.8%
3.500%, 02/01/2026 to 04/01/2045		10,847,511	11,215,563	1.5%
4.000%, TBA (C)		8,000,000	8,406,814	1.1%
4.000%, 10/01/2025 to 07/01/2046		17,839,221	18,816,774	2.5%
4.500%, 08/01/2040 to 08/01/2041		8,636,239	9,318,042	1.3%
5.000%, 05/01/2018 to 04/01/2041		5,477,049	5,995,568	0.8%
5.500%, 02/01/2018 to 11/01/2039		4,902,721	5,455,836	0.7%
6.000%, 05/01/2035 to 02/01/2036		3,022,273	3,436,923	0.4%
OTHER SECURITIES			2,052,534	0.2%
			136,834,265
Government National Mortgage Association – 0.6%
4.000%, 02/15/2041		3,039,696	3,243,428	0.4%
OTHER SECURITIES			1,335,955	0.2%
			4,579,383
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $238,883,834)			$243,312,956
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Argentina – 0.3%			$1,845,733	0.3%
Brazil – 0.1%			831,492	0.1%
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,380,716	0.2%
Mexico – 0.1%			698,683	0.1%
Panama – 0.1%			681,950	0.1%
United Kingdom – 0.0%			164,930	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,264,339)			$5,603,504
CORPORATE BONDS – 43.2%
Consumer discretionary – 4.4%			32,734,330	4.4%
Consumer staples – 2.0%
CVS Pass-Through Trust 8.353%, 07/10/2031 (S) $		1,082,686	1,396,954	0.2%
OTHER SECURITIES			13,829,794	1.8%
			15,226,748
Energy – 6.3%
Cameron International Corp. 5.950%, 06/01/2041		1,178,000	1,433,826	0.2%
OTHER SECURITIES			45,659,676	6.1%
			47,093,502
Financials – 13.3%
AXA SA (6.463% to 12/14/2018, then 3 month LIBOR + 1.449%) 12/14/2018 (Q)(S)		1,440,000	1,480,493	0.2%
JPMorgan Chase & Co. 4.500%, 01/24/2022		1,300,000	1,407,557	0.2%
Leucadia National Corp. 5.500%, 10/18/2023		1,490,000	1,594,351	0.2%
Stifel Financial Corp. 4.250%, 07/18/2024		1,695,000	1,725,788	0.2%
Willis Towers Watson PLC 5.750%, 03/15/2021		1,350,000	1,489,215	0.2%
OTHER SECURITIES			91,332,001	12.3%
			99,029,405
Health care – 2.7%
Mylan NV 3.950%, 06/15/2026		1,450,000	1,469,340	0.2%
OTHER SECURITIES			18,641,477	2.5%
			20,110,817
Industrials – 4.2%			31,049,796	4.2%
Information technology – 2.1%			15,603,156	2.1%
Materials – 1.5%			11,414,976	1.5%
Real estate – 2.6%			19,327,753	2.6%
Telecommunication services – 2.1%			15,677,109	2.1%
Utilities – 2.0%
Broadcom Corp. 3.875%, 01/15/2027 (S)		1,613,000	1,656,561	0.2%
OTHER SECURITIES			13,386,210	1.8%
			15,042,771
TOTAL CORPORATE BONDS (Cost $309,275,147)			$322,310,363

7

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
CAPITAL PREFERRED SECURITIES – 0.3%
Financials – 0.3%		$2,386,624	0.3%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $2,390,188)		$2,386,624
CONVERTIBLE BONDS – 0.0%
Utilities – 0.0%		285,891	0.0%
TOTAL CONVERTIBLE BONDS (Cost $285,000)		$285,891
TERM LOANS (M) – 0.1%
Financials – 0.1%		211,926	0.1%
Industrials – 0.0%		169,119	0.0%
Information technology – 0.0%		119,196	0.0%
Utilities – 0.0%		108,469	0.0%
TOTAL TERM LOANS (Cost $677,663)		$608,710
MUNICIPAL BONDS – 0.4%
New Jersey State Turnpike Authority 7.414%, 01/01/2040	$1,885,000	2,831,289	0.4%
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,831,289
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.0%
Commercial and residential – 9.9%
Americold 2010 LLC Trust, 6.811%, 01/14/2029 (S)	1,350,000	1,510,306	0.2%
Americold 2010 LLC Trust, 7.443%, 01/14/2029 (S)	1,890,000	2,121,079	0.3%
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank), 3.631%, 02/10/2050	1,800,000	1,873,665	0.3%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG), 3.424%, 03/10/2031 (S)	1,400,000	1,449,406	0.2%
Morgan Stanley Capital I Trust, 3.773%, 03/15/2045	2,371,500	2,478,002	0.3%
OTHER SECURITIES		64,552,722	8.6%
		73,985,180
Federal Home Loan Mortgage Corp. – 1.3%
3.000%, 02/15/2040	1,837,937	1,884,385	0.3%
OTHER SECURITIES		7,904,338	1.0%
		9,788,723
Federal National Mortgage Association – 1.2%
2.000%, 03/25/2041	4,320,291	4,288,221	0.5%
OTHER SECURITIES		4,480,720	0.7%
		8,768,941
Government National Mortgage Association – 0.6%		4,583,013	0.6%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $96,044,819)		$97,125,857
ASSET BACKED SECURITIES – 8.6%
BA Credit Card Trust, 1.549%, 10/15/2021 (P)	2,175,000	2,186,607	0.3%
BA Credit Card Trust, 1.950%, 08/15/2022	1,735,000	1,740,734	0.2%
Capital One Multi-Asset Execution Trust, 2.000%, 01/17/2023	1,490,000	1,496,109	0.2%
Chase Issuance Trust, 1.270%, 07/15/2021	1,680,000	1,664,688	0.2%
Citibank Credit Card Issuance Trust, 1.750%, 11/19/2021	1,430,000	1,428,732	0.2%
ASSET BACKED SECURITIES (continued)
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/2036 (P)(S) $	2,560,000	$2,643,344	0.4%
Discover Card Execution Note Trust, 1.640%, 07/15/2021	1,625,000	1,624,765	0.2%
Verizon Owner Trust, 1.420%, 01/20/2021 (S)	2,030,000	2,019,947	0.3%
OTHER SECURITIES		49,226,605	6.6%
TOTAL ASSET BACKED SECURITIES (Cost $63,470,927)		$64,031,531
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.0%		203,734	0.0%
Financials – 0.2%		1,116,612	0.2%
Industrials – 0.0%		452	0.0%
Utilities – 0.1%		1,025,072	0.1%
TOTAL PREFERRED SECURITIES (Cost $2,286,113)		$2,345,870
SECURITIES LENDING COLLATERAL – 0.8%
John Hancock Collateral Trust, 1.1508% (W)(Y)	589,404	5,897,522	0.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,897,753)		$5,897,522
SHORT-TERM INVESTMENTS – 10.3%
U.S. Government Agency – 0.7%
Federal Home Loan Bank Discount Note 0.456%, 07/03/2017*	$5,564,000	5,564,000	0.7%
Money market funds – 9.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	70,529,941	70,529,941	9.5%
Repurchase agreement 0.1%		1,086,000	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $77,179,765)		$77,179,941
Total Investments (Active Bond Trust) (Cost $803,724,505) – 110.4%		$823,920,058	110.4%
Other assets and liabilities, net – (10.4%)		(77,798,598)	(10.4)%
TOTAL NET ASSETS – 100.0%		$746,121,460	100.0%
SALE COMMITMENTS OUTSTANDING – (3.7)%
Federal National Mortgage Association – (3.7)%
3.000%, TBA (C) $	(27,250,000)	$(27,495,141)	(3.7)%
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(27,487,373))		$(27,495,141)

Currency Abbreviations

EUR	Euro

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

8

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $134,342,939 or 18.0% of the fund’s net assets as of 6-30-17.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Bond Trust

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 39.1%
Treasury Inflation Protected Securities – 1.6%
0.375%, 07/15/2025 to 01/15/2027 $	146,845,423	$145,206,691	1.6%
		145,206,691
U.S. Treasury Bonds – 8.4%
2.750%, 11/15/2042	283,305,000	280,316,982	3.0%
3.000%, 02/15/2047	445,253,000	460,106,196	4.9%
3.125%, 11/15/2041	42,755,000	45,326,970	0.5%
		785,750,148
U.S. Treasury Notes – 9.6%
0.875%, 09/15/2019	136,802,000	135,193,482	1.5%
1.375%, 01/15/2020 to 02/15/2020	154,155,000	153,699,538	1.6%
1.500%, 05/15/2020	76,905,000	76,814,867	0.8%
1.625%, 03/15/2020	56,130,000	56,303,217	0.6%
1.750%, 01/31/2023	64,090,000	63,283,876	0.7%
2.375%, 05/15/2027	400,904,000	403,487,826	4.4%
		888,782,806
Federal Home Loan Bank – 0.2%		15,982,352	0.2%
Federal Home Loan Mortgage Corp. – 4.2%
3.000%, 02/01/2043 to 05/01/2046	117,822,721	118,242,967	1.4%
3.500%, 01/01/2029 to 02/01/2045	118,322,588	122,467,188	1.4%
4.000%, 09/01/2041 to 11/01/2043	47,025,703	49,872,818	0.6%
4.500%, 08/01/2040 to 10/01/2041	62,039,480	66,851,883	0.6%
OTHER SECURITIES		32,843,380	0.2%
		390,278,236
Federal National Mortgage Association – 14.8%
3.000%, 09/01/2027 to 04/01/2043	106,673,132	107,176,982	1.1%
3.500%, 02/01/2026 to 04/01/2045	354,409,382	366,641,675	4.0%
4.000%, 05/01/2025 to 06/01/2044	454,046,503	482,738,384	5.4%
4.500%, 01/01/2027 to 05/01/2042	244,109,796	263,208,661	2.7%
5.000%, 02/01/2033 to 12/01/2041	101,203,095	111,033,414	1.2%
OTHER SECURITIES		46,285,430	0.4%
		1,377,084,546
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association – 0.3%		$24,447,478	0.3%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,544,102,222)		$3,627,532,257
CORPORATE BONDS – 41.1%
Consumer discretionary – 3.6%
Ford Motor Credit Company LLC 5.875%, 08/02/2021 $	32,919,000	36,705,705	0.4%
OTHER SECURITIES		302,212,588	3.2%
		338,918,293
Consumer staples – 2.0%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/2046	30,160,000	34,087,797	0.4%
OTHER SECURITIES		150,274,786	1.6%
		184,362,583
Energy – 4.8%
Shell International Finance BV 4.375%, 05/11/2045	26,885,000	28,176,582	0.3%
Williams Partners LP 4.875%, 05/15/2023 to 03/15/2024	35,190,000	36,770,370	0.4%
OTHER SECURITIES		384,526,028	4.1%
		449,472,980
Financials – 15.7%
Bank of Montreal 2.100%, 12/12/2019	28,170,000	28,231,523	0.3%
HBOS PLC 6.750%, 05/21/2018 (S)	31,463,000	32,725,893	0.4%
Lloyds Banking Group PLC 4.650%, 03/24/2026	31,040,000	32,346,412	0.4%
Morgan Stanley 7.300%, 05/13/2019	27,030,000	29,552,034	0.3%
The Goldman Sachs Group, Inc. 2.300%, 12/13/2019	30,020,000	30,098,262	0.3%
Wells Fargo & Company (5.875% to 06/15/2025, then 3 month LIBOR + 3.990%) 06/15/2025 (Q)	32,785,000	36,128,086	0.4%
OTHER SECURITIES		1,264,837,409	13.6%
		1,453,919,619
Health care – 2.4%		225,952,344	2.4%
Industrials – 3.9%		361,982,918	3.9%
Information technology – 2.8%
Dell International LLC 6.020%, 06/15/2026 (S)	27,890,000	30,723,875	0.3%
OTHER SECURITIES		230,354,586	2.5%
		261,078,461
Materials – 0.3%		28,911,374	0.3%
Real estate – 2.1%
Crown Castle Towers LLC 4.883%, 08/15/2040 (S)	25,984,000	27,725,910	0.3%
EPR Properties 4.500%, 04/01/2025 to 06/01/2027	27,605,000	27,885,374	0.4%
OTHER SECURITIES		138,134,164	1.4%
		193,745,448

9

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Telecommunication services – 1.5%
AT&T, Inc. 5.450%, 03/01/2047 $	26,080,000	$28,113,119	0.3%
Verizon Communications, Inc. 4.862%, 08/21/2046	29,860,000	29,852,595	0.3%
OTHER SECURITIES		80,012,280	0.9%
		137,977,994
Utilities – 2.0%		185,939,457	2.0%
TOTAL CORPORATE BONDS (Cost $3,791,146,431)		$3,822,261,471
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%		18,355,546	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $15,999,950)		$18,355,546
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.0%
Commercial and residential – 0.3%		29,646,511	0.3%
Federal Home Loan Mortgage Corp. – 0.9%		81,214,678	0.9%
Government National Mortgage Association – 0.8%		71,365,720	0.8%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $185,601,685)		$182,226,909
ASSET BACKED SECURITIES – 15.3%
American Express Credit Account Master Trust, 1.930%, 09/15/2022	33,165,000	33,237,860	0.4%
BA Credit Card Trust, 1.950%, 08/15/2022	43,335,000	43,478,218	0.5%
Cabela’s Credit Card Master Note Trust, 1.780%, 06/15/2022	32,782,500	32,730,700	0.4%
Capital One Multi-Asset Execution Trust, 1.340%, 04/15/2022	28,125,000	27,912,220	0.3%
Capital One Multi-Asset Execution Trust, 2.000%, 01/17/2023	37,195,000	37,347,496	0.4%
Chase Issuance Trust, 1.270%, 07/15/2021	49,755,000	49,301,528	0.5%
Chase Issuance Trust, 1.380%, 11/15/2019	31,978,000	31,980,846	0.3%
Chrysler Capital Auto Receivables Trust, 1.550%, 02/18/2020 (S)	35,345,000	35,342,377	0.4%
Citibank Credit Card Issuance Trust, 1.750%, 11/19/2021	34,755,000	34,724,190	0.4%
CNH Equipment Trust, 1.660%, 11/16/2020	31,405,000	31,417,430	0.3%
Discover Card Execution Note Trust, 1.640%, 07/15/2021	50,115,000	50,107,753	0.5%
Huntington Auto Trust, 1.930%, 04/15/2022	29,905,000	29,929,205	0.3%
Nissan Auto Receivables Owner Trust, 1.500%, 09/15/2021	42,370,000	42,301,835	0.5%
Nissan Master Owner Trust Receivables, 1.440%, 01/15/2020	29,325,000	29,309,508	0.3%
ASSET BACKED SECURITIES (continued)
Wendys Funding LLC, 3.371%, 06/15/2045 (S) $	30,442,763	$30,703,961	0.3%
OTHER SECURITIES		883,058,394	9.5%
TOTAL ASSET BACKED SECURITIES (Cost $1,422,385,744)		$1,422,883,521
SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,435,035	14,358,813	0.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,359,407)		$14,358,813
SHORT-TERM INVESTMENTS – 1.8%
U.S. Government Agency – 1.6%
Federal Home Loan Bank Discount Note 0.574%, 07/03/2017* $	149,849,000	149,849,000	1.6%
Repurchase agreement 0.2%		15,182,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $165,026,219)		$165,031,000
Total Investments (Bond Trust) (Cost $9,138,621,658) – 99.6%		$9,252,649,517	99.6%
Other assets and liabilities, net – 0.4%		34,478,203	0.4%
TOTAL NET ASSETS – 100.0%		$9,287,127,720	100.0%

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,182,612,675 or 12.7% of the fund’s net assets as of 6-30-17.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Core Bond Trust

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 60.6%
U.S. Treasury Bonds – 4.4%
2.500%, 02/15/2046 to 05/15/2046 $	21,681,000	$20,210,755	1.6%
2.875%, 11/15/2046	5,579,000	5,619,319	0.4%
3.000%, 11/15/2045 to 05/15/2047	28,233,000	29,157,225	2.4%
		54,987,299
U.S. Treasury Notes – 24.2%
1.250%, 04/30/2019 to 06/30/2019	22,967,000	22,907,759	1.9%
1.500%, 05/15/2020 to 06/15/2020	64,213,000	64,131,213	5.2%
1.625%, 06/30/2020 to 07/31/2020	26,405,000	26,440,974	2.1%

10

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.750%, 05/31/2022 to 06/30/2022 $	31,577,000	$31,372,561	2.5%
1.875%, 01/31/2022 to 03/31/2022	36,147,000	36,182,949	2.9%
2.000%, 10/31/2021 to 11/15/2026	70,928,000	70,755,863	5.7%
2.250%, 02/15/2027	8,860,000	8,820,546	0.7%
2.375%, 05/15/2027	36,259,000	36,492,689	2.9%
OTHER SECURITIES		3,654,423	0.3%
		300,758,977
Federal Home Loan Mortgage Corp. – 7.1%
2.630%, 07/01/2046 (P)	3,906,148	3,966,664	0.3%
3.000%, TBA (C)	7,600,000	7,581,267	0.6%
3.500%, 12/01/2025 to 12/01/2045	23,923,300	25,023,202	1.9%
4.000%, TBA (C)	13,700,000	14,357,227	1.2%
4.000%, 10/01/2029 to 06/01/2047	13,690,560	14,544,517	1.2%
4.500%, 08/01/2020 to 06/01/2047	15,927,295	17,210,724	1.4%
OTHER SECURITIES		5,844,132	0.5%
		88,527,733
Federal National Mortgage Association – 17.6%
1.815%, 10/09/2019 (Z)	12,445,000	11,938,737	1.0%
3.000%, TBA (C)	10,300,000	10,233,249	0.8%
3.500%, 08/01/2028 to 08/01/2046	22,618,281	23,621,431	1.9%
4.000%, TBA (C)	22,900,000	24,026,988	2.0%
4.000%, 04/01/2024 to 06/01/2047	71,980,746	76,439,780	5.9%
4.500%, 01/01/2020 to 06/01/2047	41,713,154	45,337,248	3.7%
4.500%, 05/01/2047 to 06/01/2047 (C)	3,430,550	3,726,307	0.3%
5.000%, 12/01/2039 to 08/01/2056	8,566,513	9,424,493	0.8%
OTHER SECURITIES		14,919,199	1.2%
		219,667,432
Government National Mortgage Association – 7.3%
3.000%, TBA (C)	17,900,000	18,063,601	1.5%
3.500%, TBA (C)	38,600,000	39,908,112	3.3%
4.000%, 07/15/2045 to 05/20/2047	8,916,386	9,402,729	0.8%
4.000%, 04/20/2047 to 06/20/2047 (C)	11,920,694	12,576,671	1.0%
4.500%, 03/15/2041 to 04/15/2047	6,792,215	7,331,982	0.6%
OTHER SECURITIES		2,994,043	0.1%
		90,277,138
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $760,899,669)		$754,218,579
FOREIGN GOVERNMENT OBLIGATIONS – 2.4%
Canada – 0.1%		1,810,205	0.1%
Chile – 0.1%		636,588	0.1%
Indonesia – 0.2%		2,487,111	0.2%
Israel – 0.1%		822,758	0.1%
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan – 1.0%
Japan Bank for International Cooperation 1.500%, 07/21/2021 $	3,986,000	$3,853,928	0.3%
Japan Bank for International Cooperation 2.250%, 02/24/2020	4,404,000	4,422,739	0.4%
OTHER SECURITIES		4,132,888	0.3%
		12,409,555
Kuwait – 0.1%		1,791,248	0.1%
Mexico – 0.4%		5,355,994	0.4%
Paraguay – 0.1%		804,045	0.1%
Slovenia – 0.3%		3,434,616	0.3%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $29,469,836)		$29,552,120
CORPORATE BONDS – 24.8%
Consumer discretionary – 2.0%		24,822,179	2.0%
Consumer staples – 1.8%		22,524,552	1.8%
Energy – 2.5%		31,240,580	2.5%
Financials – 7.1%
Morgan Stanley 2.625%, 11/17/2021	4,655,000	4,647,659	0.4%
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	2,915,000	3,792,237	0.3%
OTHER SECURITIES		79,325,183	6.4%
		87,765,079
Health care – 1.8%		22,551,332	1.8%
Industrials – 1.2%		15,211,798	1.2%
Information technology – 3.4%
Apple, Inc. 1.800%, 05/11/2020	4,425,000	4,424,159	0.4%
Apple, Inc. 2.300%, 05/11/2022	4,425,000	4,416,393	0.4%
OTHER SECURITIES		32,873,682	2.6%
		41,714,234
Materials – 1.1%		14,240,116	1.1%
Real estate – 0.7%		8,621,904	0.7%
Telecommunication services – 1.3%		16,745,090	1.3%
Utilities – 1.9%		22,990,392	1.9%
TOTAL CORPORATE BONDS (Cost $303,738,616)		$308,427,256
MUNICIPAL BONDS – 0.6%
TOTAL MUNICIPAL BONDS (Cost $7,612,209)		$8,214,831
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.7%
Commercial and residential – 4.2%		52,866,484	4.2%
Federal Home Loan Mortgage Corp. – 0.6%
4.000%, 09/15/2043	4,219,851	4,450,014	0.4%
OTHER SECURITIES		2,570,631	0.2%
		7,020,645
Federal National Mortgage Association – 0.9%
3.500%, 09/25/2043	4,314,485	4,511,725	0.4%
OTHER SECURITIES		7,076,862	0.5%
		11,588,587
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,994,346)		$71,475,716

11

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES – 16.7%
Avis Budget Rental Car Funding AESOP LLC, 2.500%, 02/20/2021 (S) $	3,526,000	$3,516,903	0.3%
Navient Student Loan Trust, 1.916%, 02/25/2070 (P)(S)	4,540,782	4,485,465	0.4%
Navient Student Loan Trust, 2.366%, 07/26/2066 (P)(S)	5,087,000	5,150,530	0.4%
Navient Student Loan Trust, 2.266%, 12/27/2066 (P)(S)	3,591,496	3,612,883	0.3%
SMB Private Education Loan Trust, 2.490%, 06/15/2027 (S)	3,845,000	3,860,202	0.3%
SMB Private Education Loan Trust, 2.609%, 02/17/2032 (P)(S)	3,521,000	3,615,474	0.3%
SMB Private Education Loan Trust, 2.340%, 09/15/2034 (S)	4,003,000	3,943,732	0.3%
SMB Private Education Loan Trust, 2.059%, 09/15/2034 (P)(S)	6,140,000	6,160,247	0.5%
Verizon Owner Trust, 1.920%, 12/20/2021 (S)	4,587,000	4,586,297	0.4%
OTHER SECURITIES		169,272,280	13.5%
TOTAL ASSET BACKED SECURITIES (Cost $207,525,353)		$208,204,013
SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	338,219	3,384,188	0.3%
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,384,180)		$3,384,188
SHORT-TERM INVESTMENTS – 0.9%
Money market funds – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	11,428,607	11,428,607	0.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $11,428,607)		$11,428,607
Total Investments (Core Bond Trust) (Cost $1,396,052,816) – 112.0%		$1,394,905,310	112.0%
Other assets and liabilities, net – (12.0%)		(149,923,504)	(12.0)%
TOTAL NET ASSETS – 100.0%		$1,244,981,806	100.0%
SALE COMMITMENTS OUTSTANDING – (1.3)%
Federal National Mortgage Association – (1.3)%
3.000%, TBA (C) $	(8,000,000)	$(7,940,625)	(0.7)%
4.000%, TBA (C)	(7,300,000)	(7,681,142)	(0.6)%
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(15,931,648))		$(15,621,767)

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $172,963,887 or 13.9% of the fund’s net assets as of 6-30-17.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

Global Bond Trust

			Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.8%
Treasury Inflation Protected Securities – 4.3%
0.125%, 04/15/2022	$		10,656,816	$10,603,766	1.8%
2.500%, 01/15/2029 (D)			8,429,015	10,131,528	1.7%
OTHER SECURITIES				4,329,905	0.8%
				25,065,199
U.S. Treasury Bonds – 0.5%				3,091,189	0.5%
Federal Home Loan Mortgage Corp. – 0.2%				1,046,185	0.2%
Federal National Mortgage Association – 9.8%
3.000%, TBA (C)			28,400,000	28,340,950	4.9%
3.500%, TBA (C)			27,000,000	27,631,476	4.7%
OTHER SECURITIES				1,449,555	0.2%
				57,421,981
Government National Mortgage Association – 0.0%				78,520	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $87,794,438)				$86,703,074
FOREIGN GOVERNMENT OBLIGATIONS – 25.3%
Australia – 0.1%				332,681	0.1%
Canada – 2.9%
Province of Ontario 3.500%, 06/02/2024		CAD	5,100,000	4,259,766	0.7%
Province of Quebec 4.250%, 12/01/2021			4,500,000	3,823,577	0.7%
OTHER SECURITIES				9,120,649	1.5%
				17,203,992
Czech Republic – 0.0%				131,299	0.0%
France – 2.6%
Government of France 1.250%, 05/25/2036 (S)		EUR	4,600,000	5,042,766	0.8%
Government of France 2.000%, 05/25/2048 (S)			6,600,000	7,776,395	1.3%
OTHER SECURITIES				2,724,880	0.5%
				15,544,041
Greece – 0.2%				1,142,567	0.2%
Italy – 2.5%
Republic of Italy 3.450%, 03/01/2048 (S)			7,700,000	8,947,850	1.5%
OTHER SECURITIES				5,549,076	1.0%
				14,496,926
Japan – 6.0%
Government of Japan 0.500%, 09/20/2046		JPY	370,000,000	3,009,966	0.5%
Government of Japan 1.600%, 03/20/2033			1,610,000,000	17,006,624	2.9%
Government of Japan 2.200%, 09/20/2026			500,000,000	5,316,501	0.9%
OTHER SECURITIES				9,583,335	1.7%
				34,916,426

12

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

			Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Kuwait – 0.9%
State of Kuwait 3.500%, 03/20/2027 (S)	$		3,800,000	$3,882,080	0.7%
OTHER SECURITIES				1,204,200	0.2%
				5,086,280
New Zealand – 0.9%
Dominion of New Zealand 5.000%, 03/15/2019		NZD	6,300,000	4,839,291	0.8%
OTHER SECURITIES				447,828	0.1%
				5,287,119
Norway – 0.1%				503,780	0.1%
Poland – 0.2%				1,245,736	0.2%
Qatar – 0.2%				1,347,444	0.2%
Saudi Arabia – 1.1%
Kingdom of Saudi Arabia 2.375%, 10/26/2021	$		5,500,000	5,405,439	0.9%
OTHER SECURITIES				1,194,984	0.2%
				6,600,423
Slovenia – 1.9%				11,119,644	1.9%
Spain – 2.8%
Kingdom of Spain 1.950%, 04/30/2026 (S)		EUR	6,100,000	7,321,168	1.2%
OTHER SECURITIES				9,158,932	1.6%
				16,480,100
United Kingdom – 2.9%
Government of United Kingdom 3.250%, 01/22/2044		GBP	3,700,000	6,157,515	1.1%
Government of United Kingdom 4.250%, 12/07/2040			4,000,000	7,529,227	1.3%
OTHER SECURITIES				3,108,584	0.5%
				16,795,326
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $147,876,294)				$148,233,784
CORPORATE BONDS – 39.4%
Australia – 0.4%				2,312,022	0.4%
Belgium – 0.3%				1,648,000	0.3%
Brazil – 0.6%				3,823,633	0.6%
Canada – 0.8%				4,883,015	0.8%
Cayman Islands – 0.2%				1,035,800	0.2%
Denmark – 8.4%
Nordea Kredit Realkreditaktieselskab 2.000%, 10/01/2017 to 10/01/2047		DKK	30,829,782	4,695,197	0.8%
Nykredit Realkredit A/S 1.000%, 07/01/2017 to 04/01/2018			45,600,000	7,032,095	1.2%
Nykredit Realkredit A/S 2.000%, 07/01/2017 to 10/01/2047			83,431,827	12,724,612	2.2%
Nykredit Realkredit A/S 2.500%, 10/01/2037 to 10/01/2047			63,613,489	9,978,512	1.7%
Realkredit Danmark A/S 2.000%, 01/01/2018 to 10/01/2047			26,938,129	4,099,691	0.6%
CORPORATE BONDS (continued)
Denmark (continued)
Realkredit Danmark A/S 2.500%, 10/01/2037 to 10/01/2047		DKK	33,682,378	$5,294,957	0.9%
OTHER SECURITIES				5,507,270	1.0%
				49,332,334
France – 1.6%
Dexia Credit Local SA 1.875%, 09/15/2021 (S)	$		3,100,000	3,024,775	0.5%
OTHER SECURITIES				6,089,167	1.1%
				9,113,942
Germany – 0.5%				2,827,070	0.5%
Greece – 0.0%				112,502	0.0%
Guernsey, Channel Islands – 0.1%				412,327	0.1%
Ireland – 0.4%				2,285,543	0.4%
Italy – 0.7%
Banca Carige SpA 3.875%, 10/24/2018		EUR	2,800,000	3,317,705	0.6%
OTHER SECURITIES				508,621	0.1%
				3,826,326
Ivory Coast – 0.4%				2,473,978	0.4%
Japan – 1.5%
Sumitomo Mitsui Financial Group, Inc. 2.058%, 07/14/2021			3,100,000	3,049,622	0.5%
Sumitomo Mitsui Financial Group, Inc. 2.901%, 03/09/2021 (P)			3,100,000	3,193,257	0.6%
OTHER SECURITIES				2,424,981	0.4%
				8,667,860
Jersey, Channel Islands – 0.1%				786,560	0.1%
Netherlands – 2.4%
ING Bank NV 2.625%, 12/05/2022			3,500,000	3,529,432	0.6%
OTHER SECURITIES				10,503,726	1.8%
				14,033,158
Norway – 0.3%				1,509,530	0.3%
Portugal – 0.0%				279,262	0.0%
Russia – 0.4%				2,109,249	0.4%
Sweden – 5.7%
Lansforsakringar Hypotek AB 1.250%, 09/20/2023		SEK	26,400,000	3,156,456	0.5%
Nordea Hypotek AB 1.000%, 04/08/2022			40,400,000	4,867,767	0.8%
Stadshypotek AB 1.500%, 12/15/2021			32,000,000	3,949,617	0.7%
Stadshypotek AB 4.500%, 09/21/2022			45,000,000	6,348,655	1.1%
Svenska Handelsbanken AB 2.446%, 03/30/2021 (P)	$		3,700,000	3,780,075	0.6%
Swedbank Hypotek AB 1.000%, 09/15/2021 to 06/15/2022		SEK	36,100,000	4,351,813	0.7%
OTHER SECURITIES				7,211,384	1.3%
				33,665,767
Switzerland – 1.0%				5,733,214	1.0%

13

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

			Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
United Kingdom – 5.6%
Barclays Bank PLC (7.750% to 04/10/2018, then 5 Year U.S. Swap Rate + 6.833%) 04/10/2023	$		5,000,000	$5,200,000	0.9%
OTHER SECURITIES				27,853,533	4.7%
				33,053,533
United States – 8.0%
Marriott International, Inc. 6.750%, 05/15/2018			3,000,000	3,126,480	0.5%
MUFG Americas Holdings Corp. 3.000%, 02/10/2025			3,500,000	3,441,561	0.6%
OTHER SECURITIES				40,050,975	6.9%
				46,619,016
TOTAL CORPORATE BONDS (Cost $225,620,500)				$230,543,641
TERM LOANS (M) – 0.2%
United States – 0.2%				1,284,520	0.2%
TOTAL TERM LOANS (Cost $1,292,983)				$1,284,520
MUNICIPAL BONDS – 0.8%
TOTAL MUNICIPAL BONDS (Cost $4,769,885)				$4,806,859
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.8%
Canada – 0.4%				2,125,640	0.4%
Italy – 0.1%				795,521	0.1%
United Kingdom – 2.4%
Mansard Mortgages PLC, Series 2007-2X, Class A1 0.941%, 12/15/2049 (P)		GBP	4,469,397	5,690,310	1.0%
OTHER SECURITIES				8,261,591	1.4%
				13,951,901
United States – 6.9%
JPMorgan Alternative Loan Trust, Series 2006-A5, Class 1A4 1.456%, 10/25/2036 (P)	$		3,708,299	3,182,968	0.6%
OTHER SECURITIES				37,322,169	6.3%
				40,505,137
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,606,027)				$57,378,199
ASSET BACKED SECURITIES – 9.8%
WaMu Asset-Backed Certificates, 1.576%, 04/25/2037 (P)			7,004,086	3,417,124	0.6%
OTHER SECURITIES				53,799,008	9.2%
TOTAL ASSET BACKED SECURITIES (Cost $57,128,416)				$57,216,132
COMMON STOCKS – 0.0%
United States – 0.0%				43,717	0.0%
TOTAL COMMON STOCKS (Cost $15,920)				$43,717
PREFERRED SECURITIES – 0.1%
United Kingdom – 0.0%				49,005	0.0%
United States – 0.1%				248,038	0.1%
TOTAL PREFERRED SECURITIES (Cost $154,258)				$297,043
ESCROW SHARES – 0.1%
United States – 0.1%				673,110	0.1%
TOTAL ESCROW SHARES (Cost $0)				$673,110
PURCHASED OPTIONS – 0.0%
Call options – 0.0%				$136,781	0.0%
Put options – 0.0%				103,718	0.0%
TOTAL PURCHASED OPTIONS (Cost $618,431)				$240,499
SHORT-TERM INVESTMENTS – 20.1%
Certificate of deposit – 0.7%
Natixis SA 1.979%, 09/25/2017*	$		3,800,000	3,805,738	0.7%
				3,805,738
Foreign government – 18.1%
Japan Treasury Discount Bills (0.146)%, 07/31/2017*		JPY	1,280,000,000	11,380,990	2.0%
Japan Treasury Discount Bills (0.138)%, 08/07/2017*			1,280,000,000	11,381,012	2.0%
Japan Treasury Discount Bills (0.120)%, 09/04/2017*			940,000,000	8,358,666	1.4%
Japan Treasury Discount Bills (0.119)%, 08/28/2017*			1,260,000,000	11,204,639	1.9%
Japan Treasury Discount Bills (0.102)%, 09/19/2017*			1,720,000,000	15,295,223	2.6%
Japan Treasury Discount Bills (0.096)%, 09/11/2017*			4,570,000,000	40,638,077	6.9%
Mexico Cetes 6.490%, 03/01/2018*		MXN	78,900,000	4,142,427	0.7%
OTHER SECURITIES				3,549,320	0.6%
				105,950,354
Repurchase agreement – 1.3%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $7,780,220 on 07/03/2017, collateralized by $8,065,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $7,938,896, including interest)	$		7,780,000	7,780,000	1.3%
				7,780,000
TOTAL SHORT-TERM INVESTMENTS (Cost $118,578,693)				$117,536,092
Total Investments (Global Bond Trust) (Cost $702,455,845) – 120.4%				$704,956,670	120.4%
Other assets and liabilities, net – (20.4%)				(119,278,166)	(20.4)%
TOTAL NET ASSETS – 100.0%				$585,678,504	100.0%

Currency Abbreviations

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $122,943,108 or 21.0% of the fund’s net assets as of 6-30-17.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	14	Long	Sep 2017	$1,208,821	$1,201,430	($7,391)
5-Year U.S. Treasury Note Futures	1209	Long	Sep 2017	142,787,132	142,463,649	(323,483)
10-Year Australian Treasury Bond Futures	46	Long	Sep 2017	4,641,952	4,570,056	(71,896)
10-Year Canada Government Bond Futures	23	Long	Sep 2017	2,560,615	2,492,790	(67,825)
10-Year Japan Government Bond Futures	11	Long	Sep 2017	14,722,596	14,680,685	(41,911)
10-Year U.S. Treasury Note Futures	1347	Long	Sep 2017	169,572,715	169,090,594	(482,121)
Eurodollar Futures	382	Long	Sep 2017	94,170,333	94,205,975	35,642
Eurodollar Futures	105	Long	Mar 2018	25,862,148	25,840,500	(21,648)
German Euro BUND Futures	62	Long	Sep 2017	11,657,724	11,462,545	(195,179)
Ultra U.S. Treasury Bond Futures	164	Long	Sep 2017	26,699,136	27,203,500	504,364
Euro-BTP Italian Government Bond Futures	97	Short	Sep 2017	(14,983,682)	(14,971,960)	11,722
Euro-Buxl Futures	17	Short	Sep 2017	(3,270,374)	(3,174,993)	95,381
Eurodollar Futures	382	Short	Sep 2018	(93,691,858)	(93,866,950)	(175,092)
Eurodollar Futures	105	Short	Mar 2019	(25,647,100)	(25,763,062)	(115,962)
Euro-OAT Futures	119	Short	Sep 2017	(20,395,087)	(20,180,779)	214,308
German Euro BOBL Futures	10	Short	Sep 2017	(1,509,741)	(1,504,211)	5,530
U.S. Treasury Long Bond Futures	58	Short	Sep 2017	(8,844,632)	(8,913,875)	(69,243)
						($704,804)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	3,905,000	NZD	4,100,870	Morgan Stanley Bank, N.A.	7/5/2017	—	($3,735)
AUD	2,056,000	USD	1,576,968	Citibank N.A.	8/15/2017	$2,446	—
AUD	7,007,000	USD	5,235,344	Standard Chartered Bank	8/15/2017	147,416	—
AUD	2,019,000	USD	1,527,816	UBS AG	8/15/2017	23,175	—
BRL	16,272,144	USD	4,977,410	BNP Paribas SA	7/5/2017	—	(65,658)
BRL	3,652,723	USD	1,095,598	Deutsche Bank AG London	7/5/2017	6,978	—
BRL	12,260,719	USD	3,706,160	Goldman Sachs Bank USA	7/5/2017	—	(5,258)
BRL	9,053,478	USD	2,709,000	HSBC Bank USA	7/5/2017	23,795	—
BRL	49,412,192	USD	15,196,054	JPMorgan Chase Bank	7/5/2017	—	(280,967)
BRL	36,600,000	USD	11,063,418	Morgan Stanley Bank, N.A.	7/5/2017	—	(15,696)
BRL	15,387,382	USD	4,579,851	BNP Paribas SA	8/2/2017	37,580	—
CAD	2,700,000	USD	2,040,050	Bank of America, N.A.	7/5/2017	41,998	—
CAD	7,700,000	USD	5,823,627	Barclays Bank PLC Wholesale	7/5/2017	114,065	—
CAD	6,502,000	USD	4,831,507	BNP Paribas SA	7/5/2017	182,374	—
CAD	78,000	USD	59,798	Royal Bank of Canada	7/5/2017	350	—
CAD	500,000	USD	377,119	UBS AG	7/5/2017	8,446	—
CAD	7,422,000	USD	5,665,152	JPMorgan Chase Bank N.A.	8/2/2017	61,111	—
CHF	3,711,000	USD	3,703,810	Goldman Sachs Bank USA	8/15/2017	176,152	—
CNH	27,931,780	USD	4,039,303	Morgan Stanley Bank, N.A.	7/5/2017	80,337	—
CNH	27,931,780	USD	4,043,981	Credit Suisse International	12/5/2017	31,947	—
CZK	13,433,000	USD	535,521	Morgan Stanley Bank, N.A.	7/10/2017	52,000	—
DKK	2,875,000	USD	414,138	UBS AG	7/3/2017	27,466	—
DKK	20,239,000	USD	2,974,659	UBS AG	10/2/2017	149,636	—
DKK	170,000	USD	26,069	BNP Paribas SA	4/3/2018	461	—
EUR	2,756,000	CHF	3,015,575	BNP Paribas SA	7/5/2017	2,937	—

15

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	371,747	CZK	10,000,000	Barclays Capital	9/29/2017	—	($13,088)
EUR	4,470,000	USD	5,045,544	Bank of America, N.A.	8/15/2017	$70,599	—
EUR	1,558,000	USD	1,754,838	Goldman Sachs Bank USA	8/15/2017	28,373	—
EUR	4,327,000	USD	4,872,622	HSBC Bank USA	8/15/2017	79,850	—
EUR	3,092,200	USD	3,412,178	Royal Bank of Canada	8/15/2017	127,001	—
EUR	97,142,569	USD	106,236,085	UBS AG	8/15/2017	4,948,528	—
GBP	3,430,000	USD	4,375,461	Barclays Bank PLC Wholesale	7/5/2017	91,941	—
GBP	4,906,000	USD	6,274,486	Goldman Sachs Bank USA	7/5/2017	115,332	—
GBP	3,808,000	USD	4,878,524	JPMorgan Chase Bank N.A.	7/5/2017	81,204	—
GBP	700,000	USD	897,120	UBS AG	7/5/2017	14,595	—
IDR	1,921,257,000	USD	143,431	UBS AG	9/18/2017	—	(548)
IDR	20,146,206,000	USD	1,496,000	Barclays Capital	10/13/2017	—	(2,498)
IDR	5,944,016,000	USD	442,000	BNP Paribas SA	10/13/2017	—	(1,351)
IDR	2,314,328,800	USD	172,000	Citibank N.A.	10/13/2017	—	(431)
IDR	13,465,000	USD	1,000	Goldman Sachs Bank USA	10/13/2017	—	(2)
IDR	9,289,410,000	USD	689,000	JPMorgan Chase Bank	10/13/2017	—	(347)
ILS	2,297,532	USD	633,949	Bank of America, N.A.	7/5/2017	24,681	—
INR	47,720,340	USD	732,300	Goldman Sachs Bank USA	7/20/2017	4,547	—
INR	192,233,730	USD	2,929,276	Standard Chartered Bank London	7/20/2017	38,994	—
INR	239,954,070	USD	3,643,396	Goldman Sachs Bank USA	12/4/2017	—	(1,977)
INR	51,661,280	USD	788,000	UBS AG	12/4/2017	—	(4,015)
JPY	4,220,050,000	USD	37,664,860	BNP Paribas SA	7/3/2017	—	(144,967)
JPY	4,220,050,000	USD	37,654,643	Goldman Sachs Bank USA	7/3/2017	—	(134,750)
JPY	5,996,700,000	USD	52,746,230	HSBC Bank USA	8/15/2017	661,007	—
JPY	646,800,000	USD	5,705,671	Standard Chartered Bank	8/15/2017	54,797	—
KRW	8,237,966,003	USD	7,327,196	Credit Suisse International	9/18/2017	—	(119,419)
KRW	1,012,086,900	USD	891,000	Goldman Sachs Bank USA	4/24/2018	—	(2,160)
KRW	111,325,500	USD	99,000	BNP Paribas SA	4/27/2018	—	(1,224)
KRW	1,129,053,600	USD	1,002,000	JPMorgan Chase Bank	4/27/2018	—	(10,360)
KRW	1,124,500	USD	1,000	Morgan Stanley Bank, N.A.	4/27/2018	—	(12)
MXN	2,070,000	USD	112,681	Bank of America, N.A.	8/8/2017	763	—
MXN	89,712,436	USD	4,654,194	BNP Paribas SA	8/8/2017	262,393	—
MXN	2,107,000	USD	117,462	HSBC Bank USA	8/8/2017	—	(1,990)
MXN	44,228,000	USD	2,450,465	JPMorgan Chase Bank N.A.	8/8/2017	—	(26,600)
MXN	4,578,035	USD	253,000	Standard Chartered Bank	8/8/2017	—	(2,106)
MYR	19,392,185	USD	4,548,312	UBS AG	9/18/2017	—	(44,821)
NZD	6,160,000	USD	4,472,753	Bank of America, N.A.	7/5/2017	41,295	—
PEN	4,838,127	USD	1,471,689	BNP Paribas SA	8/22/2017	11,639	—
PLN	579,000	USD	149,927	Standard Chartered Bank London	8/4/2017	6,298	—
SEK	3,003,078	EUR	311,000	Morgan Stanley Bank, N.A.	7/5/2017	1,253	—
SEK	29,454,516	EUR	3,046,000	UBS AG	7/5/2017	17,222	—
SEK	16,485,000	USD	1,951,480	Standard Chartered Bank	8/15/2017	9,718	—
THB	50,420,878	USD	1,487,034	UBS AG	9/18/2017	—	(2,708)
USD	4,874,446	BRL	16,272,144	BNP Paribas SA	7/5/2017	—	(37,307)
USD	1,105,596	BRL	3,652,723	Deutsche Bank AG London	7/5/2017	3,021	—
USD	3,690,542	BRL	12,260,719	Goldman Sachs Bank USA	7/5/2017	—	(10,360)
USD	2,736,678	BRL	9,053,478	HSBC Bank USA	7/5/2017	3,883	—
USD	14,476,099	BRL	49,412,192	JPMorgan Chase Bank	7/5/2017	—	(438,988)
USD	10,461,626	BRL	36,600,000	Morgan Stanley Bank, N.A.	7/5/2017	—	(586,096)
USD	1,089,146	BRL	3,652,723	Deutsche Bank AG London	8/2/2017	—	(6,960)
USD	4,560,816	CAD	6,158,000	BNP Paribas SA	7/5/2017	—	(187,796)
USD	2,481,042	CAD	3,356,000	Citibank N.A.	7/5/2017	—	(106,867)
USD	349,906	CAD	466,000	Goldman Sachs Bank USA	7/5/2017	—	(9,440)
USD	5,662,191	CAD	7,422,000	JPMorgan Chase Bank N.A.	7/5/2017	—	(61,128)
USD	2,757,305	CHF	2,636,000	Royal Bank of Canada	8/15/2017	1,288	—
USD	4,088,076	CNH	27,931,780	Credit Suisse International	7/5/2017	—	(31,564)
USD	3,849,344	CNY	27,191,763	UBS AG	12/5/2017	—	(127,923)
USD	120,785	CZK	3,000,000	Citibank N.A.	7/24/2017	—	(10,551)
USD	634,493	CZK	16,000,000	JPMorgan Chase Bank	8/25/2017	—	(67,355)
USD	1,092,454	CZK	27,000,000	JPMorgan Chase Bank	9/29/2017	—	(94,473)
USD	10,614,964	DKK	71,595,447	Bank of America, N.A.	7/3/2017	—	(382,209)
USD	1,622,714	DKK	10,550,000	BNP Paribas SA	7/3/2017	2,217	—

16

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	10,169,823	DKK	67,020,000	JPMorgan Chase Bank N.A.	7/3/2017	—	($124,555)
USD	1,625,827	DKK	10,740,000	Morgan Stanley Bank, N.A.	7/3/2017	—	(23,854)
USD	721,840	DKK	4,885,000	UBS AG	7/3/2017	—	(28,504)
USD	22,381,833	DKK	145,090,011	Bank of America, N.A.	10/2/2017	—	(15,710)
USD	5,682	DKK	39,000	BNP Paribas SA	10/2/2017	—	(339)
USD	13,923,454	DKK	90,924,000	HSBC Bank USA	10/2/2017	—	(112,483)
USD	783,167	DKK	5,080,000	JPMorgan Chase Bank N.A.	10/2/2017	—	(1,033)
USD	581,919	DKK	3,978,000	Bank of America, N.A.	1/2/2018	—	(35,478)
USD	1,342,618	DKK	9,122,000	Bank of America, N.A.	4/3/2018	—	(80,943)
USD	1,775,784	DKK	12,056,000	BNP Paribas SA	4/3/2018	—	(105,650)
USD	2,412,762	DKK	16,463,000	Goldman Sachs Bank USA	4/3/2018	—	(156,420)
USD	12,703,149	EUR	11,279,000	Bank of America, N.A.	8/15/2017	—	(206,241)
USD	1,318,157	EUR	1,178,000	Citibank N.A.	8/15/2017	—	(30,124)
USD	10,252,133	EUR	9,139,000	Goldman Sachs Bank USA	8/15/2017	—	(207,917)
USD	2,463,718	EUR	2,179,000	JPMorgan Chase Bank N.A.	8/15/2017	—	(30,259)
USD	403,722	EUR	371,000	UBS AG	9/29/2017	—	(21,936)
USD	5,904,094	GBP	4,594,000	Bank of America, N.A.	7/5/2017	—	(79,360)
USD	9,928,031	GBP	7,716,000	Citibank N.A.	7/5/2017	—	(121,670)
USD	897,923	GBP	700,000	UBS AG	8/2/2017	—	(14,601)
USD	3,698,429	INR	239,954,070	Goldman Sachs Bank USA	7/20/2017	—	(6,688)
USD	651,000	INR	42,783,720	BNP Paribas SA	12/4/2017	$1,736	—
USD	1,000	INR	65,735	Citibank N.A.	12/4/2017	2	—
USD	826,000	INR	54,309,500	JPMorgan Chase Bank	12/4/2017	1,827	—
USD	77,001,889	JPY	8,440,100,000	Goldman Sachs Bank USA	7/3/2017	1,962,102	—
USD	11,512,489	JPY	1,280,000,000	Royal Bank of Canada	7/11/2017	129,220	—
USD	37,688,339	JPY	4,220,050,000	BNP Paribas SA	7/18/2017	147,751	—
USD	37,678,345	JPY	4,220,050,000	Goldman Sachs Bank USA	7/18/2017	137,757	—
USD	667,117	JPY	73,900,000	Goldman Sachs Bank USA	8/15/2017	8,956	—
USD	891,000	KRW	1,011,106,800	UBS AG	4/24/2018	3,020	—
USD	1,102,000	KRW	1,238,648,000	JPMorgan Chase Bank	4/27/2018	14,104	—
USD	1,494,222	MXN	27,721,000	Citibank N.A.	8/8/2017	—	(24,996)
USD	1,462,000	MXN	27,540,753	JPMorgan Chase Bank N.A.	8/8/2017	—	(47,340)
USD	1,115,476	MXN	23,000,000	Global Financial Products, Inc.	11/30/2017	—	(123,203)
USD	3,773,007	MXN	78,900,000	BNP Paribas SA	3/1/2018	—	(420,617)
USD	686,000	MYR	2,977,240	Credit Suisse International	9/18/2017	—	(5,411)
USD	527,000	MYR	2,274,005	Goldman Sachs Bank USA	9/18/2017	—	(1,097)
USD	204,000	MYR	882,504	Morgan Stanley Bank, N.A.	9/18/2017	—	(946)
USD	4,361,640	NZD	6,160,000	Goldman Sachs Bank USA	7/5/2017	—	(152,408)
USD	1,195,781	NZD	1,637,000	JPMorgan Chase Bank N.A.	7/5/2017	—	(3,812)
USD	4,470,534	NZD	6,160,000	Bank of America, N.A.	8/2/2017	—	(41,317)
USD	1,907,583	NZD	2,603,000	JPMorgan Chase Bank N.A.	8/2/2017	1,033	—
USD	5,001,505	SEK	44,175,000	Bank of America, N.A.	8/15/2017	—	(253,934)
USD	19,767,246	SEK	174,290,000	Goldman Sachs Bank USA	8/15/2017	—	(967,801)
USD	712,025	SEK	6,165,000	HSBC Bank USA	8/15/2017	—	(21,417)
USD	139,239	SEK	1,205,000	UBS AG	8/15/2017	—	(4,118)
USD	1,417,584	SGD	1,963,000	Citibank N.A.	9/18/2017	—	(9,897)
USD	9,321,109	SGD	12,861,733	Standard Chartered Bank	9/18/2017	—	(31,860)
ZAR	16,807,238	USD	1,245,776	Goldman Sachs Bank USA	8/4/2017	32,392	—
						$10,313,009	($6,559,644)

17

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

Name of issuer	Exercise price	Expiration date	Number of contracts	Notional amounts		Premium	Value
Calls
Euro FX Futures	$98.75	Mar 2018	327	EUR	817,500	$34,728	($12,263)
10-Year U.S. Treasury Note	127.50	Aug 2017	38	USD	38,000	18,703	(7,719)
						$53,431	($19,982)
Puts
Euro BUND Futures	$160.50	Aug 2017	35	EUR	35,000	$21,553	($31,579)
10-Year U.S. Treasury Note	124.00	Aug 2017	38	USD	38,000	13,862	(12,469)
						$35,415	($44,048)
						$88,846	($64,030)

Foreign currency options

Description	Counterparty (OTC)	Exercise price	Expiration date	Number of contracts	Notional amount		Premium	Value
Calls
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	1,300,000	USD	1,300,000	$69,225	($51)
							$69,225	($51)
Puts
Canadian Dollar versus Japanese Yen	Goldman Sachs Bank USA	76.70	Jun 2018	2,800,000	CAD	2,800,000	$36,804	($29,624)
U.S. Dollar versus Korean Won	BNP Paribas SA	1075.00	Apr 2017	307,000	USD	307,000	6,493	(3,156)
U.S. Dollar versus Korean Won	Goldman Sachs Bank USA	1075.01	Apr 2017	2,587,000	USD	2,587,000	48,196	(26,049)
U.S. Dollar versus Korean Won	JPMorgan Chase Bank N.A.	1075.02	Apr 2017	2,973,000	USD	2,973,000	60,917	(30,565)
							$152,410	($89,394)
							$221,635	($89,445)

Interest rate swaptions

Description	Counterparty (OTC)	Floating rate index	Pay/ receive floating rate	Exercise rate	Expiration date	Number of contracts	Notional amount		Premium	Value
Puts
10-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Pay	2.85%	Sep 2017	15,800,000	USD	15,800,000	$45,425	($7,821)
									$45,425	($7,821)

Inflation floors (OTC)

Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Number of contracts	Notional amount		Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]—(Index Final/Index Initial)) or $0	Sep 2020	2,000,000	USD	2,000,000	$25,800	($8)
								$25,800	($8)

SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	400,000	BRL	Fixed 12.8%	BRL-CDI	At Maturity	At Maturity	Jan 2017	$89	$7,550	$7,639
Centrally cleared	15,900,000	BRL	Fixed 10.30%	BRL-CDI	At Maturity	At Maturity	Jan 2017	77,550	(114,277)	(36,727)
Centrally cleared	9,200,000	BRL	Fixed 9.9772%	BRL-CDI	At Maturity	At Maturity	Jan 2017	—	(50,011)	(50,011)
Centrally cleared	26,200,000	MXN	MXN-TIIE-Banxico	Fixed 7.74%	28 Days	28 Days	Feb 2017	(4,155)	65,363	61,208
Centrally cleared	24,700,000	MXN	MXN-TIIE-Banxico	Fixed 7.2775%	28 Days	28 Days	Mar 2017	—	28,025	28,025
Centrally cleared	18,200,000	MXN	MXN-TIIE-Banxico	Fixed 7.317%	28 Days	28 Days	Mar 2017	—	22,303	22,303
Centrally cleared	36,900,000	MXN	MXN-TIIE-Banxico	Fixed 6.08%	28 Days	28 Days	Mar 2017	(201,769)	60,585	(141,184)
Centrally cleared	650,000,000	JPY	Fixed .45%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2017	(16,581)	(22,015)	(38,596)
Centrally cleared	56,400,000	USD	USD-LIBOR-BBA	Fixed 1.00%	Semi-Annual	Quarterly	May 2017	(195,716)	(18,790)	(214,506)
Centrally cleared	56,400,000	USD	Fixed 1.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	May 2017	350,547	(78,597)	271,950
Centrally cleared	211,200,000	USD	USD-LIBOR-BBA	Fixed 1.75%	At Maturity	Quarterly	Jun 2017	17,408	210,540	227,948
Centrally cleared	211,200,000	USD	Fixed 2.25%	USD-LIBOR-BBA	At Maturity	Quarterly	Jun 2017	(14,552)	(407,067)	(421,619)

18

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Interest rate swaps (continued)

Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	107,700,000	USD	Fixed 1.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2017	$657,156	$91,358	$748,514
Centrally cleared	25,500,000	USD	Fixed 8.5%	USD-LIBOR-BBA	Quarterly	Quarterly	Jun 2017	(1,900)	(19,744)	(21,644)
Centrally cleared	7,000,000	USD	Fiixed 8.375%	USD-LIBOR-BBA	Quarterly	Quarterly	Jun 2017	—	(5,760)	(5,760)
Centrally cleared	4,900,000	EUR	Fixed 7.0%	IRS USD R 3ML—1ML +7 06-12-17-22 CME	Quarterly	Quarterly	Jun 2017	—	(488)	(488)
Centrally cleared	22,500,000	GBP	GBP-LIBOR-BBA	Fixed .75%	Semi-Annual	Semi-Annual	Sep 2017	34,638	(38,497)	(3,859)
Centrally cleared	21,900,000	EUR	EUR-EURIBOR-Reuters	Fixed 0.00%	Annual	Semi-Annual	Sep 2017	41,677	(2,061)	39,616
Centrally cleared	15,900,000	CAD	CAD-BA-CDOR	Fixed 1.40%	Semi-Annual	Semi-Annual	Sep 2017	(15,058)	(6,741)	(21,799)
Centrally cleared	40,500,000	EUR	EUR-EURIBOR-Reuters	Fixed .25%	Annual	Semi-Annual	Sep 2017	(89,999)	(93,045)	(183,044)
Centrally cleared	7,500,000	GBP	Fixed 1.%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2017	4,997	16,332	21,329
Centrally cleared	21,900,000	GBP	Fixed 1.507%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2017	(439,514)	131,102	(308,412)
Centrally cleared	11,600,000	EUR	EUR-EURIBOR-Reuters	Fixed 1.%	Annual	Semi-Annual	Sep 2017	203,939	(133,928)	70,011
Centrally cleared	6,000,000	EUR	EUR-EURIBOR-Reuters	Fixed 1.%	Annual	Semi-Annual	Sep 2017	70,382	(34,169)	36,213
Centrally cleared	250,000,000	JPY	Fixed .30%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2017	(2,298)	(2,658)	(4,956)
Centrally cleared	3,400,000	CAD	Fixed 1.85%	CAD-BA-CDOR	Semi-Annual	Semi-Annual	Sep 2017	49,750	16,297	66,047
Centrally cleared	96,400,000	USD	Fixed 2.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2017	(1,137,876)	301,558	(836,318)
Centrally cleared	73,900,000	USD	Fixed 1.75%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2017	1,763,028	(335,841)	1,427,187
Centrally cleared	7,510,000	USD	Fixed 1.75%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2017	(180,801)	503,124	322,323
Centrally cleared	3,900,000	USD	USD-LIBOR-BBA	Fixed 2.50%	Semi-Annual	Quarterly	Dec 2017	62,589	(15,212)	47,377
Centrally cleared	9,000,000,000	JPY	JPY-LIBOR-BBA	Fixed .15%	Semi-Annual	Semi-Annual	Mar 2018	9,888	85,870	95,758
Centrally cleared	18,600,000	USD	Fixed 2.0%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2023	105,400	(82,405)	22,995
Centrally cleared	1,400,000	SEK	SEK-STIBOR-SIDE	Fixed 1.02%	Annual	Quarterly	Jan 2025	—	2,335	2,335
Centrally cleared	1,600,000	SEK	SEK-STIBOR-SIDE	Fixed 1.03%	Annual	Quarterly	Jan 2025	—	2,874	2,874
Centrally cleared	1,400,000	SEK	SEK-STIBOR-SIDE	Fixed 1.03%	Annual	Quarterly	Jan 2025	—	2,466	2,466
Centrally cleared	1,700,000	SEK	SEK-STIBOR-SIDE	Fixed 1.01%	Annual	Quarterly	Jan 2025	—	2,677	2,677
Centrally cleared	4,000,000	SEK	SEK-STIBOR-SIDE	Fixed 1.085%	Annual	Quarterly	Jan 2025	—	8,904	8,904
Centrally cleared	3,400,000	SEK	SEK-STIBOR-SIDE	Fixed 1.080%	Annual	Quarterly	Jan 2025	—	7,410	7,410
Centrally cleared	2,500,000	AUD	Fixed 3.50%	AUD-BBR-BBSW	Semi-Annual	Semi-Annual	Dec 2025	(54,546)	(47,552)	(102,098)
Centrally cleared	1,740,000,000	JPY	JPY-LIBOR-BBA	Fixed 1.50%	Semi-Annual	Semi-Annual	Jun 2033	263,173	2,162,505	2,425,678
Centrally cleared	2,400,000	USD	USD-LIBOR-BBA	Fixed 2.50%	Semi-Annual	Quarterly	Jun 2036	88,218	(92,146)	(3,928)
Centrally cleared	15,300,000	USD	Fixed 2.0975%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2041	40,649	253,839	294,488
Centrally cleared	10,000,000	JPY	JPY-LIBOR-BBA	Fixed 1.50%	Semi-Annual	Semi-Annual	Dec 2044	(3,332)	(12,922)	(16,254)
Centrally cleared	560,000,000	JPY	Fixed 1.507%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Dec 2045	(1,668,660)	746,524	(922,136)
Centrally cleared	2,500,000	USD	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2046	(230,113)	398,193	168,080
Centrally cleared	500,000	USD	Fixed 1.75%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2047	98,286	(9,434)	88,852
Centrally cleared	1,950,000	GBP	Fixed 1.75%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(107,855)	39,750	(68,105)
Centrally cleared	15,400,000	EUR	Fixed 1.507%	EUR-EURIBOR-Reuters	Annual	Semi-Annual	Mar 2048	(202,573)	581,328	378,755
Centrally cleared	3,800,000	EUR	EUR-EURIBOR-Reuters	Fixed 1.50%	Annual	Semi-Annual	Mar 2048	83,334	(176,793)	(93,459)
Centrally cleared	4,300,000	USD	Fixed 2.95%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Nov 2049	—	(261,419)	(261,419)
Centrally cleared	1,200,000	USD	Fixed 2.95250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Nov 2049	—	(72,331)	(72,331)
	13,436,660,000							($544,600)	$3,614,909	$3,070,309

Credit default swaps—buyer

Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed rate payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	Computer Sciences Corporation	2,050,000	USD	$2,050,000	(0.970)%	Quarterly	Mar 2018	—	($13,762)	($13,762)
Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Quarterly	Jun 2018	—	(43,433)	(43,433)
Barclays Capital	Japan	800,000	USD	800,000	(1.000)%	Quarterly	Jun 2022	($28,309)	(255)	(28,564)
Barclays Capital	Springleaf Finance Corporation	1,400,000	USD	1,400,000	(5.000)%	Quarterly	Jun 2020	(91,499)	(39,375)	(130,874)
BNP Paribas	COMMERZBANK Aktiengesellschaft	1,200,000	EUR	1,307,340	(1.000)%	Quarterly	Jun 2022	63,367	(11,601)	51,766
BNP Paribas	Credit Suisse Group Ltd	2,700,000	EUR	2,933,686	(1.000)%	Quarterly	Jun 2022	43,834	(64,486)	(20,652)
BNP Paribas	Japan	2,000,000	USD	2,000,000	(1.000)%	Quarterly	Jun 2022	(70,890)	(512)	(71,402)
Goldman Sachs International	Japan	900,000	USD	900,000	(1.000)%	Quarterly	Jun 2022	(31,791)	(339)	(32,130)
				$14,391,026				($115,288)	($173,763)	($289,051)

19

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Credit default swaps—buyer (continued)

Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed rate payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ally Financial Inc.	1,300,000	USD	1,300,000	(5.000)%	Quarterly	Jun 2018	($46,267)	($13,425)	($59,692)
Centrally cleared	Altria Group, Inc.	1,500,000	USD	1,500,000	(1.000)%	Quarterly	Dec 2017	(36,904)	(6,039)	(42,943)
Centrally cleared	BASF SE	400,000	EUR	425,960	(1.000)%	Quarterly	Dec 2020	(9,930)	(3,557)	(13,487)
Centrally cleared	Bayer Aktiengesellschaft	500,000	EUR	534,100	(1.000)%	Quarterly	Dec 2020	(9,649)	(6,020)	(15,669)
Centrally cleared	British American Tobacco PLC	800,000	EUR	860,100	(1.000)%	Quarterly	Dec 2020	(14,796)	(6,978)	(21,774)
Centrally cleared	Fortum Oyj	200,000	EUR	212,510	(1.000)%	Quarterly	Dec 2020	(3,087)	(2,044)	(5,131)
Centrally cleared	iTraxx Europe Series 27 Version 1	15,100,000	EUR	16,366,249	(1.000)%	Quarterly	Jun 2022	(203,194)	(173,239)	(376,433)
Centrally cleared	Koninklijke DSM N.V.	1,000,000	EUR	1,072,765	(1.000)%	Quarterly	Dec 2020	(27,276)	(5,289)	(32,565)
Centrally cleared	Pfizer Inc.	1,000,000	USD	1,000,000	(1.000)%	Quarterly	Dec 2020	(24,717)	(4,305)	(29,022)
Centrally cleared	Reynolds American Inc.	1,600,000	USD	1,600,000	(1.000)%	Quarterly	Dec 2020	(40,420)	(5,441)	(45,861)
Centrally cleared	Telia Company AB	300,000	EUR	318,225	(1.000)%	Quarterly	Dec 2020	(6,303)	(2,088)	(8,391)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	(1.000)%	Quarterly	Dec 2020	(3,164)	(1,490)	(4,654)
Centrally cleared	UnitedHealth Group Incorporated	1,100,000	USD	1,100,000	(1.000)%	Quarterly	Dec 2017	(25,775)	(7,466)	(33,241)
				$26,506,859				($451,482)	($237,381)	($688,863)
				$40,897,885				($566,770)	($411,144)	($977,914)

Credits default swaps—seller

Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Receive fixed rate	Fixed rate payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A	Shire PLC	Baa3	200,000	EUR	$212,750	1.000%	Quarterly	Dec 2021	($6,752)	$4,543	($2,209)
Citibank N.A	Tesco PLC	1.53%	3,000,000	EUR	3,228,590	1.000%	Quarterly	Jun 2022	(144,771)	58,287	(86,484)
Credit Suisse	Exelon Generation Company, LLC	1.46%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(39,248)	7,579	(31,669)
Goldman Sachs International	United Mexican States	1.13%	700,000	USD	700,000	1.000%	Quarterly	Jun 2022	(10,022)	5,983	(4,039)
HSBC	United Mexican States	1.13%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(15,750.00)	9,403	(6,347)
					$6,741,340				($216,543)	$85,795	($130,748)
Centrally cleared	CDX.NA.IG.27	0.52%	1,200,000	USD	1,200,000	1.000%	Quarterly	Dec 2021	18,338	6,732	25,070
Centrally cleared	CDX.NA.IG.28	0.61%	20,500,000	USD	20,500,000	1.000%	Quarterly	Jun 2022	306,519	80,286	386,805
Centrally cleared	Royal Dutch Shell PLC	0.93%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(19,429)	24,492	5,063
Centrally cleared	Telecom Italia SPA	1.99%	400,000	EUR	448,600	1.000%	Quarterly	Jun 2024	(30,027)	924	(29,103)
					$22,887,345				$275,401	$112,434	$387,835
					$29,628,685				$58,858	$198,229	$257,087

Currency swaps

Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date	Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Value
Bank of America	Floating rate equal to 3 Month CAD-LIBOR less 0.1260% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Nov 2018	CAD	10,700,000	8,167,921	($28,563)	$115,976	$87,413
Bank of America	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Mar 2019	GBP	4,600,000	5,842,000	(19,318)	164,467	145,149
Citibank NA	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Mar 2020	GBP	14,400,000	17,611,200	(34,953)	1,157,743	1,122,790

20

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Currency swaps (continued)

Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date	Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Value
Deutsche Bank AG	Floating rate equal to 3 Month GBP-LIBOR less 0.0550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2026	GBP	800,000	976,000	$3,639	$61,046	$64,685
Goldman Sachs	Floating rate equal to 3 Month CAD-LIBOR less 0.1260% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Nov 2018	CAD	50,900,000	38,371,655	(98,541)	997,590	899,049
Goldman Sachs	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Mar 2020	GBP	21,600,000	26,416,800	(34,750)	1,718,934	1,684,184
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Mar 2019	GBP	10,600,000	13,462,000	(44,516)	$378,991	334,475
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.0550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2026	GBP	1,500,000	1,830,000	44,025	$76,960	120,985
								($212,977)	$4,671,707	$4,458,730

Volatility swaps

Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Deutsche Bank	EUR versus CHF	CHF	6,000	$6,088	Receive	6.750%	At Maturity	Jun 2019	—	$6,750	$6,750
Deutsche Bank	EUR versus CHF	CHF	4,000	4,033	Receive	6.800%	At Maturity	Jun 2019	—	4,778	4,778
Deutsche Bank	USD versus CHF	CHF	4,000	4,033	Pay	9.000%	At Maturity	Jun 2019	—	(3,567)	(3,567)
Deutsche Bank	USD versus CHF	CHF	6,000	6,088	Pay	9.000%	At Maturity	Jun 2019	—	(5,286)	(5,286)
				$20,242					—	$2,675	$2,675

Derivatives currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	Chinese Yuan Renminbi (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Derivatives abbreviations

BBA	British Bankers’ Association
BBSW	Bank Bill Swap Rate
CDI	Credit Default Insurance
CDOR	Canadian dollar offered rate
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CPURNSA	US CPI Urban Consumers NSA
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
STIBOR	Stockholm Interbank Offered Rate
TIIE	Equilibrium interbank interest rate

See Notes to financial statements regarding investment transactions and other derivatives information.

21

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8%
U.S. Government – 0.8%
U.S. Treasury Notes 1.375%, 09/30/2020 $	2,000,000	$1,985,077	0.8%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,998,125)		$1,985,077
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Argentina – 0.5%		1,210,840	0.5%
Brazil – 0.3%		638,622	0.3%
Indonesia – 0.0%		5,977	0.0%
Mexico – 0.1%		326,257	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,286,307)		$2,181,696
CORPORATE BONDS – 85.6%
Consumer discretionary – 20.9%
CCO Holdings LLC 5.750%, 02/15/2026 (S)	1,020,000	1,091,400	0.4%
Charter Communications Operating LLC 4.908%, 07/23/2025	1,850,000	1,998,762	0.8%
DISH DBS Corp. 5.875%, 07/15/2022 to 11/15/2024	1,700,000	1,818,828	0.8%
DISH DBS Corp. 7.750%, 07/01/2026	830,000	983,550	0.4%
Netflix, Inc. 5.875%, 02/15/2025	1,080,000	1,196,100	0.5%
Scientific Games International, Inc. 7.000%, 01/01/2022 (S)	900,000	958,500	0.4%
Shea Homes LP 6.125%, 04/01/2025 (S)	970,000	1,001,525	0.4%
Virgin Media Finance PLC 6.000%, 10/15/2024 (S)	1,280,000	1,356,800	0.5%
OTHER SECURITIES		41,880,226	16.7%
		52,285,691
Consumer staples – 4.0%
Simmons Foods, Inc. 7.875%, 10/01/2021 (S)	1,160,000	1,232,500	0.5%
OTHER SECURITIES		8,704,933	3.5%
		9,937,433
Energy – 12.1%
Extraction Oil & Gas Holdings LLC 7.875%, 07/15/2021 (S)	1,000,000	1,027,500	0.4%
Rockies Express Pipeline LLC 6.875%, 04/15/2040 (S)	1,250,000	1,362,500	0.5%
The Williams Companies, Inc. 7.500%, 01/15/2031	880,000	1,042,800	0.4%
OTHER SECURITIES		26,998,083	10.8%
		30,430,883
Financials – 7.6%
CIT Group, Inc. 5.000%, 08/15/2022 to 08/01/2023	1,110,000	1,196,025	0.4%
CIT Group, Inc. 5.375%, 05/15/2020	1,020,000	1,097,775	0.4%
Citigroup, Inc. (6.300% to 05/15/2024, then 3 month LIBOR + 3.423%) 05/15/2024 (Q)	1,060,000	1,128,900	0.5%
CORPORATE BONDS (continued)
Financials (continued)
CNO Financial Group, Inc. 5.250%, 05/30/2025 $	1,010,000	$1,069,590	0.4%
Quicken Loans, Inc. 5.750%, 05/01/2025 (S)	1,000,000	1,032,500	0.4%
OTHER SECURITIES		13,467,289	5.5%
		18,992,079
Health care – 7.5%
Centene Corp. 4.750%, 01/15/2025	1,070,000	1,099,425	0.4%
HCA, Inc. 5.375%, 02/01/2025	1,160,000	1,223,568	0.5%
HCA, Inc. 5.500%, 06/15/2047	1,220,000	1,262,700	0.5%
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (S)	1,400,000	1,492,750	0.6%
Tenet Healthcare Corp. 8.125%, 04/01/2022	1,230,000	1,306,875	0.5%
Valeant Pharmaceuticals International, Inc. 5.500%, 03/01/2023 (S)	1,950,000	1,655,043	0.7%
Valeant Pharmaceuticals International, Inc. 7.000%, 10/01/2020 to 03/15/2024 (S)	1,980,000	1,984,951	0.8%
OTHER SECURITIES		8,758,943	3.5%
		18,784,255
Industrials – 10.2%
CBC Ammo LLC 7.250%, 11/15/2021 (S)	1,210,000	1,219,075	0.5%
Flexi-Van Leasing, Inc. 7.875%, 08/15/2018 (S)	1,130,000	1,118,700	0.4%
H&E Equipment Services, Inc. 7.000%, 09/01/2022	1,080,000	1,123,200	0.5%
Park Aerospace Holdings, Ltd. 5.500%, 02/15/2024 (S)	1,320,000	1,378,740	0.6%
United Rentals North America, Inc. 5.500%, 07/15/2025 to 05/15/2027	1,420,000	1,466,100	0.6%
West Corp. 5.375%, 07/15/2022 (S)	1,260,000	1,272,600	0.5%
OTHER SECURITIES		17,935,748	7.1%
		25,514,163
Information technology – 2.0%		4,930,629	2.0%
Materials – 8.7%
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (S)	1,070,000	1,123,500	0.4%
First Quantum Minerals, Ltd. 7.500%, 04/01/2025 (S)	1,330,000	1,303,400	0.5%
Freeport-McMoRan, Inc. 6.875%, 02/15/2023	940,000	991,700	0.4%
Pactiv LLC 8.375%, 04/15/2027	1,510,000	1,732,725	0.7%
OTHER SECURITIES		16,755,587	6.7%
		21,906,912
Real estate – 2.0%		4,896,483	2.0%
Telecommunication services – 8.5%
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (S)	1,150,000	1,207,500	0.5%
Intelsat Jackson Holdings SA 5.500%, 08/01/2023 (L)	1,170,000	968,175	0.4%

22

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Telecommunication services (continued)
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (L)(S) $	1,060,000	$1,142,150	0.5%
SFR Group SA 7.375%, 05/01/2026 (S)	2,170,000	2,354,450	0.9%
Sprint Capital Corp. 8.750%, 03/15/2032	1,600,000	2,016,000	0.8%
Sprint Corp. 7.250%, 09/15/2021	1,850,000	2,055,813	0.8%
Sprint Corp. 7.875%, 09/15/2023	2,690,000	3,093,500	1.2%
T-Mobile USA, Inc. 6.500%, 01/15/2026	1,160,000	1,280,350	0.5%
Telecom Italia SpA 5.303%, 05/30/2024 (S)	1,350,000	1,447,875	0.6%
OTHER SECURITIES		5,712,323	2.3%
		21,278,136
Utilities – 2.1%
Miran Mid-Atlantic Series C Pass Through Trust 10.060%, 12/30/2028	1,558,871	1,465,339	0.6%
Red Oak Power LLC 9.200%, 11/30/2029	1,030,000	1,107,250	0.4%
OTHER SECURITIES		2,764,564	1.1%
		5,337,153
TOTAL CORPORATE BONDS (Cost $212,104,451)		$214,293,817
CAPITAL PREFERRED SECURITIES – 0.4%
Financials – 0.4%		952,500	0.4%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $840,143)		$952,500
CONVERTIBLE BONDS – 0.9%
Energy – 0.3%		776,494	0.3%
Information technology – 0.6%		1,651,689	0.6%
TOTAL CONVERTIBLE BONDS (Cost $2,466,052)		$2,428,183
TERM LOANS (M) – 3.2%
Consumer discretionary – 0.8%		1,989,557	0.8%
Energy – 1.2%
Eastern Power LLC 5.226%, 10/02/2023	997,510	992,273	0.4%
OTHER SECURITIES		2,084,210	0.8%
		3,076,483
Health care – 0.7%		1,687,329	0.7%
Industrials – 0.3%		702,800	0.3%
Information technology – 0.2%		514,498	0.2%
Materials – 0.0%		108,767	0.0%
TOTAL TERM LOANS (Cost $9,001,139)		$8,079,434
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Commercial and residential – 0.4%		933,580	0.4%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,072,799)		$933,580
ASSET BACKED SECURITIES – 2.5%
TOTAL ASSET BACKED SECURITIES (Cost $6,117,097)		$6,381,123
COMMON STOCKS – 1.2%
Consumer discretionary – 0.1%		$266,910	0.1%
Energy – 1.1%		2,699,550	1.1%
Financials – 0.0%		79,057	0.0%
Industrials – 0.0%		62,563	0.0%
Materials – 0.0%		2	0.0%
TOTAL COMMON STOCKS (Cost $10,575,894)		$3,108,082
PREFERRED SECURITIES – 1.5%
Energy – 0.6%
Berry Petroleum Company LLC (I)	95,736	1,029,162	0.4%
OTHER SECURITIES		455,962	0.2%
		1,485,124
Financials – 0.5%
GMAC Capital Trust I, 6.967% (P)	51,072	1,338,060	0.5%
Health care – 0.3%		703,145	0.3%
Industrials – 0.1%		194,447	0.1%
Materials – 0.0%		14,507	0.0%
TOTAL PREFERRED SECURITIES (Cost $4,904,591)		$3,735,283
ESCROW CERTIFICATES – 0.0%
Consumer discretionary – 0.0%		0	0.0%
Health care – 0.0%		500	0.0%
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500
SECURITIES LENDING COLLATERAL – 3.4%
John Hancock Collateral Trust, 1.1508% (W)(Y)	845,244	8,457,426	3.4%
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,457,745)		$8,457,426
SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.8560% (Y)	1,224,327	1,224,327	0.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,224,327)		$1,224,327
Total Investments (High Yield Trust) (Cost $261,483,797) – 101.3%		$253,761,028	101.3%
Other assets and liabilities, net – (1.3%)		(3,348,099)	(1.3)%
TOTAL NET ASSETS – 100.0%		$250,412,929	100.0%

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $126,590,186 or 50.6% of the fund’s net assets as of 6-30-17.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

23

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Sep 2017	$10,156,533	$10,133,891	($22,642)
Ultra U.S. Treasury Bond Futures	8	Long	Sep 2017	1,302,037	1,327,000	24,963
U.S. Treasury Long Bond Futures	11	Short	Sep 2017	(1,693,987)	(1,690,562)	3,425
						$5,746

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	2,322,428	USD	1,743,499	Barclays Bank PLC Wholesale	7/20/2017	$47,914	—
EUR	351,543	USD	374,665	Barclays Bank PLC Wholesale	7/20/2017	27,158	—
USD	672,072	CAD	919,260	Barclays Bank PLC Wholesale	7/20/2017	—	($37,003)
						$75,072	($37,003)

Derivatives currency abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

Investment Quality Bond Trust

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 52.5%
Treasury Inflation Protected Securities – 5.7%
0.125%, 07/15/2024 $	7,921,559	$7,780,344	2.9%
0.250%, 01/15/2025	7,737,971	7,598,564	2.8%
		15,378,908
U.S. Treasury Bonds – 3.9%
2.500%, 02/15/2045	1,204,000	1,125,411	0.4%
3.000%, 11/15/2044 to 11/15/2045	2,305,000	2,378,027	0.9%
4.500%, 02/15/2036	3,867,000	4,997,645	1.9%
6.250%, 05/15/2030	970,000	1,383,121	0.5%
OTHER SECURITIES		608,219	0.2%
		10,492,423
U.S. Treasury Notes – 8.4%
1.500%, 08/15/2026	2,325,000	2,175,147	0.8%
1.625%, 05/15/2026	3,317,000	3,144,543	1.2%
1.875%, 02/28/2022	3,150,000	3,153,446	1.2%
2.000%, 08/15/2025 (D)	6,420,000	6,309,653	2.3%
3.125%, 05/15/2021	7,350,000	7,732,715	2.8%
OTHER SECURITIES		323,350	0.1%
		22,838,854
Federal Home Loan Mortgage Corp. – 11.1%
3.000%, TBA (C)	2,300,000	2,360,925	0.9%
3.000%, 01/01/2047	6,455,394	6,446,038	2.4%
3.500%, TBA (C)	9,200,000	9,438,709	3.4%
4.000%, TBA (C)	8,900,000	9,346,944	3.5%
4.500%, TBA (C)	2,200,000	2,354,969	0.8%
OTHER SECURITIES		284,364	0.1%
		30,231,949
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association – 18.5%
2.500%, 07/01/2030 to 04/01/2045 $	3,542,882	$3,503,799	1.2%
2.970%, 06/01/2027 to 06/01/2030	1,281,000	1,276,199	0.5%
3.000%, TBA (C)	3,800,000	3,898,878	1.5%
3.500%, TBA (C)	27,300,000	27,995,870	10.4%
3.500%, 06/01/2046	5,024,218	5,161,939	1.9%
4.000%, TBA (C)	1,000,000	1,049,973	0.4%
4.500%, TBA (C)	3,100,000	3,322,306	1.2%
5.000%, TBA (C)	1,800,000	1,966,063	0.7%
OTHER SECURITIES		1,920,116	0.7%
		50,095,143
Government National Mortgage Association – 4.9%
3.000%, TBA (C)	7,900,000	7,976,328	2.9%
3.500%, TBA (C)	2,400,000	2,483,043	1.0%
4.500%, TBA (C)	2,300,000	2,443,414	0.9%
OTHER SECURITIES		514,294	0.1%
		13,417,079
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $143,658,907)		$142,454,356
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Brazil – 0.2%		$503,862	0.2%
Chile – 0.1%		295,738	0.1%
Ivory Coast – 0.1%		201,937	0.1%
Kuwait – 0.2%		619,466	0.2%

24

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.3%		$769,639	0.3%
Oman – 0.2%		684,558	0.2%
Russia – 0.2%		602,544	0.2%
Uruguay – 0.1%		155,359	0.1%
Venezuela – 0.0%		30,934	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,806,780)		$3,864,037
CORPORATE BONDS – 29.5%
Consumer discretionary – 2.8%		7,710,989	2.8%
Consumer staples – 2.2%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/2046 $	810,000	915,488	0.3%
OTHER SECURITIES		5,132,630	1.9%
		6,048,118
Energy – 3.6%		9,664,218	3.6%
Financials – 10.7%
Citigroup, Inc. 4.450%, 09/29/2027	915,000	951,721	0.4%
OTHER SECURITIES		28,106,855	10.3%
		29,058,576
Health care – 2.8%
Allergan Funding SCS 2.350%, 03/12/2018	930,000	933,896	0.4%
OTHER SECURITIES		6,798,362	2.4%
		7,732,258
Industrials – 1.4%		3,773,165	1.4%
Information technology – 1.2%		3,259,121	1.2%
Materials – 0.4%		1,164,553	0.4%
Real estate – 0.5%		1,241,837	0.5%
Telecommunication services – 2.2%		5,858,086	2.2%
Utilities – 1.7%		4,602,727	1.7%
TOTAL CORPORATE BONDS (Cost $78,582,132)		$80,113,648
MUNICIPAL BONDS – 1.5%
TOTAL MUNICIPAL BONDS (Cost $3,863,530)		$3,883,068
TERM LOANS (M) – 2.6%
Consumer discretionary – 0.8%		$2,052,693	0.8%
Consumer staples – 0.3%		693,677	0.3%
Energy – 0.1%		417,716	0.1%
Financials – 0.2%		564,288	0.2%
Health care – 0.3%		945,708	0.3%
Industrials – 0.4%		1,116,162	0.4%
Information technology – 0.2%		616,165	0.2%
Materials – 0.1%		347,995	0.1%
Real estate – 0.1%		137,232	0.1%
Telecommunication services – 0.1%		239,809	0.1%
TOTAL TERM LOANS (Cost $7,230,119)		$7,131,445
COLLATERALIZED MORTGAGE OBLIGATIONS – 11.8%
Commercial and residential – 11.5%
Mortgage Repurchase Agreement Financing Trust, 2.287%, 06/10/2019 (P)(S)	1,034,000	1,032,271	0.4%
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust, 4.000%, 02/25/2057 (P)(S) $	1,344,824	$1,398,017	0.5%
New Residential Mortgage Loan Trust, 4.000%, 03/25/2057 (P)(S)	1,230,193	1,280,795	0.5%
New Residential Mortgage Loan Trust, 4.000%, 04/25/2057 (P)(S)	1,895,367	1,968,428	0.7%
OTHER SECURITIES		25,393,371	9.4%
		31,072,882
Federal Home Loan Mortgage Corp. – 0.0%		114,822	0.0%
Federal National Mortgage Association – 0.3%		785,737	0.3%
Government National Mortgage Association – 0.0%		17,073	0.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,757,120)		$31,990,514
ASSET BACKED SECURITIES – 18.8%
Apidos CLO XVII, 2.468%, 04/17/2026 (P)(S)	1,200,000	1,200,706	0.4%
Apidos CLO XVII, 3.008%, 04/17/2026 (P)(S)	1,145,000	1,145,063	0.4%
Apidos CLO XXI, 2.588%, 07/18/2027 (P)(S)	1,170,000	1,179,867	0.4%
Avery Point VI CLO, Ltd., 2.621%, 08/05/2027 (P)(S)	1,230,000	1,236,638	0.5%
Babson CLO, Ltd., 2.586%, 04/20/2027 (P)(S)	1,205,000	1,208,069	0.5%
BlueMountain CLO, Ltd., 2.636%, 10/20/2027 (P)(S)	1,040,000	1,041,910	0.4%
Galaxy XV CLO, Ltd., 2.408%, 04/15/2025 (P)(S)	1,140,000	1,140,689	0.4%
OCP CLO, Ltd., 2.688%, 04/17/2027 (P)(S)	1,065,000	1,065,425	0.4%
OneMain Financial Issuance Trust, 4.100%, 03/20/2028 (S)	945,000	963,997	0.4%
OZLM XII, Ltd., 2.620%, 04/30/2027 (P)(S)	1,025,000	1,026,329	0.4%
Race Point IX CLO, Ltd., 2.668%, 04/15/2027 (P)(S)	945,000	946,222	0.4%
Shackleton 2015-VIII CLO, Ltd., 2.666%, 10/20/2027 (P)(S)	1,035,000	1,035,538	0.4%
Towd Point Mortgage Trust, 2.750%, 10/25/2056 (P)(S)	1,367,440	1,377,893	0.5%
Venture XXI CLO, Ltd., 2.648%, 07/15/2027 (P)(S)	915,000	915,277	0.3%
OTHER SECURITIES		35,585,780	13.0%
TOTAL ASSET BACKED SECURITIES (Cost $50,819,583)		$51,069,403
PURCHASED OPTIONS – 0.0%
Put options – 0.0%		28,164	0.0%
TOTAL PURCHASED OPTIONS (Cost $30,194)		$28,164
SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust, 1.1508% (W)(Y)	6,322	63,261	0.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $63,259)		$63,261

25

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS – 6.6%
Foreign government – 0.5%		$1,464,503	0.5%
Repurchase agreement – 6.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2017 at 1.120% to be repurchased at $7,100,663 on 07/03/2017, collateralized by $6,777,700 U.S. Treasury Notes, 3.625% due 02/15/2020 (valued at $7,242,099, including interest) $	7,100,000	7,100,000	2.6%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2017 at 1.070% to be repurchased at $9,300,829 on 07/03/2017, collateralized by $5,398,817 Federal Home Loan Mortgage Corp., 2.500%–6.000% due 02/01/2026 to 12/01/2042 (valued at $5,807,254, including interest) and $3,481,447 Federal National Mortgage Association, 2.500%–6.130% due 11/01/2027 to 04/01/2042 (valued at $3,678,746, including interest)	9,300,000	9,300,000	3.5%
		16,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,864,839)		$17,864,503
Total Investments (Investment Quality Bond Trust) (Cost $337,676,463) – 124.7%		$338,462,399	124.7%
Other assets and liabilities, net – (24.7%)		(67,051,491)	(24.7)%
TOTAL NET ASSETS – 100.0%		$271,410,908	100.0%

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at the period end.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $82,426,131 or 30.4% of the fund’s net assets as of 6-30-17.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	95	Long	Sep 2017	$11,218,806	$11,194,414	($24,392)
U.S. Treasury Long Bond Futures	36	Long	Sep 2017	5,482,183	5,532,750	50,567
Ultra U.S. Treasury Bond Futures	38	Long	Sep 2017	6,202,226	6,303,250	101,024
2-Year U.S. Treasury Note Futures	41	Short	Sep 2017	(8,875,144)	(8,860,484)	14,660
10-Year Ultra U.S. Treasury Bond Futures	8	Short	Sep 2017	(1,085,610)	(1,078,500)	7,110
10-Year U.S. Treasury Note Futures	52	Short	Sep 2017	(6,539,326)	(6,527,625)	11,701
U.K. Long Gilt Bond Futures	20	Short	Sep 2017	(3,329,164)	(3,270,972)	58,192
						$218,862

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EGP	543,000	USD	29,272	Citibank N.A.	3/6/2018	—	($1,132)
EGP	445,000	USD	23,455	Goldman Sachs International	3/6/2018	—	(394)
EGP	1,495,000	USD	76,159	Citibank N.A.	3/29/2018	$758	—
RON	1,625,000	USD	383,806	Citibank N.A.	8/28/2017	23,901	—
USD	161,995	ARS	2,728,000	BNP Paribas SA	9/20/2017	4,326	—
USD	241,404	BRL	799,000	Goldman Sachs International	9/5/2017	3,306	—
USD	50,849	EGP	988,000	Goldman Sachs International	3/6/2018	—	(353)
USD	76,510	EGP	1,495,000	Goldman Sachs International	3/29/2018	—	(407)
USD	500,631	EUR	446,000	Citibank N.A.	7/31/2017	—	(9,446)
USD	98,995	EUR	88,000	HSBC Bank USA	9/20/2017	—	(1,919)
USD	408,399	MXN	7,453,000	Royal Bank of Canada	9/20/2017	2,660	—

26

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	155,513	RON	610,000	BNP Paribas SA	8/28/2017	$2,466	—
USD	259,061	RON	1,015,000	JPMorgan Chase Bank	8/28/2017	4,400	—
						$41,817	($13,651)

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase Bank, N.A.	5,100,000	USD	Fixed 4.318%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2028	—	($1,047,031)	($1,047,031)
JPMorgan Chase Bank, N.A.	2,100,000	USD	Fixed 3.425%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2039	—	(338,880)	(338,880)
								—	($1,385,911)	($1,385,911)
Centrally cleared	1,620,000	USD	Fixed 1.625%	USD-Federal Funds- H.15-OIS-COMPOUND	Annual	Annual	Nov 2026	—	$38,239	$38,239
Centrally cleared	2,085,000	USD	Fixed 2.124%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	—	25,634	25,634
Centrally cleared	1,831,000	USD	Fixed 2.117%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	—	23,680	23,680
Centrally cleared	2,080,000	USD	Fixed 2.121%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	—	26,141	26,141
Centrally cleared	1,835,000	USD	Fixed 2.122%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	—	22,978	22,978
								—	$136,672	$136,672
								—	($1,249,239)	($1,249,239)

Credit default swaps—buyer

Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed rate payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	Turkey Republic	308,000	USD	$308,000	(1.000)%	Quarterly	Jun 2022	$16,414	($3,220)	$13,194
				$308,000				$16,414	($3,220)	$13,194
Centrally cleared	CDX-NAIGS28V1-5Y	5,431,000	USD	5,431,000	(1.000)%	Quarterly	Jun 2022	($99,645)	($2,808)	($102,453)
Centrally cleared	ITRAXX-EUROPES27V1-5Y	2,444,000	EUR	2,748,697	(1.000)%	Quarterly	Jun 2022	(51,363)	(9,557)	(60,920)
Centrally cleared	ITRAXX-XOVERS27V1-5Y	480,000	EUR	537,493	(5.000)%	Quarterly	Jun 2022	(64,441)	659	(63,782)
Centrally cleared	CDX-NAHYS28V1-5Y	571,000	USD	571,000	(5.000)%	Quarterly	Jun 2022	(44,078)	3,820	(40,258)
				$9,288,190				($259,527)	($7,886)	($267,413)
				$9,596,190				($243,113)	($11,106)	($254,219)

Credits default swaps—seller

Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Receive fixed rate	Fixed rate payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America	United Mexican States	1.129%	163,000	USD	$163,000	1.000%	Quarterly	Jun 2022	($1,364)	$424	($940)
Bank of America	Turkey Republic	1.932%	150,000	USD	150,000	1.000%	Quarterly	Jun 2022	(6,326)	(100)	(6,426)
Bank of America	South Africa Government International Bond	1.972%	149,000	USD	149,000	1.000%	Quarterly	Jun 2022	(5,890)	(756)	(6,646)
Goldman Sachs International	Brazil Republic	2.158%	125,000	USD	125,000	1.000%	Quarterly	Dec 2021	(8,878)	2,879	(5,999)
Goldman Sachs International	Brazil Republic	2.158%	130,000	USD	130,000	1.000%	Quarterly	Dec 2021	(9,466)	3,227	(6,239)
Morgan Stanley & Co	Anadarko Petroleum Corporation	1.517%	355,000	USD	355,000	1.000%	Quarterly	Jun 2022	(15,800)	7,285	(8,515)
					$1,072,000				($47,724)	$12,959	($34,765)
Centrally cleared	CDX-EMS27V1-5Y	2.014.%	1,746,000	USD	1,746,000	1.000%	Quarterly	Jun 2022	(73,194)	(6,154)	(79,348)
					$1,746,000				($73,194)	($6,154)	($79,348)
					$2,818,000				($120,918)	$6,805	($114,113)

27

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

Currency Swaps

Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date	Notional amount of currency received		Notional amount of currency delivered		Unamortized upfront payment	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	Floating rate equal to 3 Month USD-LIBOR-BBA based on the notional amount of the currency received	Fixed rate equal 4.585% based on the notional amount of the currency received	Quarterly	Sep 2022	USD	$244,183	CNY	1,700,000	—	($5,812)	($5,812)
									—	($5,812)	($5,812)

Derivatives currency abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CNY	Yuan Renminbi
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
RON	Romanian Leu
USD	United States Dollar

Derivatives abbreviations

BBA	British Bankers’ Association
CDX	Central Data Exchange
ITRAXX	Thomson Reuters Eikon
LIBOR	London Interbank Offered Rate
OIS	Overnight Indexed Swap
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

Money Market Trust

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 102.5%
U.S. Treasury Bills – 5.5%
0.615%, 07/20/2017 $	75,000,000	$74,976,013	3.6%
1.019%, 09/21/2017	40,000,000	39,908,661	1.9%
		114,884,674
U.S. Treasury Notes – 5.1%
0.965%, 07/31/2017	60,000,000	59,977,301	2.9%
1.174%, 12/31/2017	45,000,000	45,348,559	2.2%
		105,325,860
Federal Agricultural Mortgage Corp. – 22.8%
0.760%, 07/03/2017	17,200,000	17,199,283	0.9%
0.893%, 09/01/2017 (F)	25,000,000	25,009,645	1.2%
0.954%, 03/01/2018 (F)	75,000,000	75,000,000	3.6%
0.974%, 05/01/2018 (F)	25,000,000	25,000,000	1.2%
0.989%, 04/03/2018 (F)	50,000,000	50,000,000	2.4%
1.010%, 08/23/2017 (F)	15,000,000	14,999,782	0.7%
1.111%, 02/23/2018 to 04/25/2018 (F)	100,000,000	100,000,000	4.8%
1.141%, 06/26/2018 (F)	41,000,000	41,000,000	2.0%
1.152%, 07/03/2017 (F)	75,000,000	75,000,000	3.6%
1.196%, 01/18/2018 (F)	50,000,000	50,000,000	2.4%
		473,208,710
Federal Farm Credit Bank – 7.2%
0.760%, 07/03/2017	25,000,000	24,998,958	1.2%
1.068%, 10/12/2017	25,000,000	24,924,896	1.2%
1.090%, 01/22/2018 (F)	28,000,000	28,030,831	1.4%
1.146%, 12/18/2017	18,297,000	18,294,855	0.9%
1.260%, 11/13/2017 (F)	20,000,000	19,998,879	1.0%
1.308%, 08/28/2017 (F)	20,000,000	20,000,000	1.0%
OTHER SECURITIES		12,131,782	0.5%
		148,380,201
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank – 53.0%
0.608%, 07/12/2017 to 07/14/2017 $	51,405,000	$51,393,047	2.5%
0.614%, 07/14/2017	70,000,000	69,984,706	3.4%
0.634%, 07/07/2017 to 07/19/2017	38,360,000	38,351,212	1.8%
0.645%, 07/28/2017	18,265,000	18,256,287	0.9%
0.660%, 08/11/2017	12,605,000	12,595,669	0.6%
0.680%, 08/18/2017	8,400,000	8,392,496	0.4%
0.893%, 07/14/2017	16,170,000	16,164,862	0.8%
0.923%, 07/19/2017	40,000,000	39,981,800	1.9%
0.938%, 02/15/2018 (F)	15,000,000	15,010,112	0.7%
0.939%, 08/09/2017	20,000,000	19,979,958	1.0%
0.962%, 08/16/2017	50,000,000	49,939,433	2.4%
0.975%, 09/05/2017	20,000,000	19,964,800	1.0%
0.985%, 07/09/2018 (F)	13,400,000	13,395,021	0.7%
1.009%, 07/21/2017	15,200,000	15,191,598	0.7%
1.013%, 07/12/2017	25,000,000	24,992,369	1.2%
1.014%, 07/07/2017 to 07/14/2017	210,111,000	210,054,935	10.1%
1.015%, 07/20/2017 to 08/16/2017	38,335,000	38,301,756	1.9%
1.018%, 07/11/2017 to 07/26/2017	122,900,000	122,815,607	5.9%
1.024%, 07/12/2017 to 07/14/2017	11,640,000	11,636,267	0.5%
1.031%, 12/13/2017 (F)	48,300,000	48,301,046	2.3%
1.059%, 10/18/2017 (F)	75,000,000	75,000,000	3.6%
1.065%, 09/15/2017	50,000,000	49,889,378	2.4%
1.074%, 12/18/2017 (F)	10,000,000	10,007,063	0.5%
1.079%, 12/18/2017 (F)	45,000,000	44,998,549	2.2%
1.142%, 12/22/2017	12,176,000	12,110,087	0.6%
OTHER SECURITIES		62,373,540	3.0%
		1,099,081,598

28

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Money Market (continued)

		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. – 4.2%
0.981%, 01/11/2018 (F)	$	75,000,000	$75,000,000	3.6%
1.247%, 06/22/2018		8,000,000	7,985,324	0.4%
OTHER SECURITIES			4,896,966	0.2%
			87,882,290
Federal National Mortgage Association – 4.4%
0.598%, 07/12/2017		24,900,000	24,895,511	1.2%
0.710%, 08/01/2017		10,000,000	9,993,972	0.5%
0.963%, 07/05/2017		40,000,000	39,997,889	1.9%
OTHER SECURITIES			17,072,631	0.8%
			91,960,003
Private Export Funding Corp. – 0.2%			5,024,400	0.2%
Tennessee Valley Authority – 0.1%			1,309,023	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,127,056,759)			$2,127,056,759
Total Investments (Money Market Trust) (Cost $2,127,056,759) – 102.5%			$2,127,056,759	102.5%
Other assets and liabilities, net – (2.5%)			(52,047,412)	(2.5)%
TOTAL NET ASSETS – 100.0%			$2,075,009,347	100.0%

Security Abbreviations and Legend

(F)	Variable rate obligation.

New Income Trust

			Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 39.5%
Treasury Inflation Protected Securities – 1.5%
0.125%, 07/15/2026	$		13,760,070	$13,269,289	1.0%
0.625%, 01/15/2026			7,327,849	7,372,776	0.5%
				20,642,065
U.S. Treasury Bonds – 6.4%
2.500%, 02/15/2045 to 05/15/2046			17,335,000	16,169,715	1.1%
2.875%, 11/15/2046			13,210,000	13,305,469	1.0%
3.000%, 11/15/2044 to 11/15/2045			18,825,000	19,432,347	1.4%
3.125%, 02/15/2043			26,395,000	27,915,801	2.0%
5.375%, 02/15/2031			7,760,000	10,436,292	0.7%
OTHER SECURITIES				2,859,757	0.2%
				90,119,381
U.S. Treasury Notes – 5.2%
1.250%, 10/31/2018			18,715,000	18,693,066	1.3%
1.500%, 05/31/2019 (D)			18,425,000	18,466,032	1.3%
2.000%, 08/31/2021			17,835,000	17,990,361	1.3%
2.250%, 02/15/2027			10,995,000	10,946,039	0.8%
OTHER SECURITIES				6,510,407	0.5%
				72,605,905
Federal Home Loan Mortgage Corp. – 2.7%
3.000%, 01/01/2043 to 03/01/2043			8,935,728	8,962,214	0.6%
3.500%, 03/01/2043 to 05/01/2046			9,690,798	9,994,391	0.8%
4.000%, 05/01/2026 to 02/01/2041			8,685,637	9,182,190	0.7%
4.500%, 11/01/2018 to 10/01/2039			5,223,098	5,631,742	0.4%
OTHER SECURITIES				3,904,181	0.2%
				37,674,718
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association – 17.1%
2.500%, to 01/01/1900 TBA (C)	$		5,947,760	$5,981,001	0.5%
2.500%, 07/01/2030 to 03/01/2043			17,864,380	17,894,858	1.3%
3.000%, 01/01/2027 to 01/01/2047			70,173,874	70,461,685	5.2%
3.500%, TBA (C)			6,755,000	6,934,623	0.5%
3.500%, TBA			6,985,000	7,178,651	0.5%
3.500%, 06/01/2042 to 04/01/2047			65,234,510	67,120,368	5.1%
4.000%, TBA (C)			4,535,000	4,765,614	0.3%
4.000%, 11/01/2025 to 09/01/2046			22,825,080	24,102,233	1.6%
4.500%, 05/01/2019 to 09/01/2042			7,651,743	8,240,519	0.6%
5.000%, 05/01/2018 to 06/01/2040			12,262,986	13,436,220	0.7%
5.500%, 08/01/2017 to 09/01/2041			5,563,422	6,178,027	0.4%
6.000%, 09/01/2017 to 09/01/2038			5,294,526	6,021,728	0.4%
OTHER SECURITIES				948,627	0.0%
				239,264,154
Government National Mortgage Association – 6.6%
2.500%, 11/20/2042 to 07/20/2043			7,987,847	7,799,026	0.7%
3.000%, 10/15/2042 to 11/20/2046			9,309,992	9,419,610	0.7%
3.500%, 09/15/2041 to 05/20/2043			11,891,867	12,374,368	1.0%
4.000%, 02/15/2041 to 05/20/2047			26,785,297	28,258,482	2.0%
4.500%, 01/15/2019 to 04/20/2047			23,594,863	25,161,909	1.8%
OTHER SECURITIES				9,730,866	0.4%
				92,744,261
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $552,156,223)				$553,050,484
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Bermuda – 0.1%				2,026,552	0.1%
Indonesia – 0.1%				734,963	0.1%
Israel – 0.3%				3,640,171	0.3%
Mexico – 0.7%
Government of Mexico 10.000%, 12/05/2024		MXN	73,675,000	4,836,539	0.3%
OTHER SECURITIES				5,210,134	0.4%
				10,046,673
Morocco – 0.1%				1,774,496	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,808,435)				$18,222,855
CORPORATE BONDS – 32.4%
Consumer discretionary – 3.8%
Charter Communications Operating LLC 6.484%, 10/23/2045	$		4,345,000	5,221,404	0.4%
OTHER SECURITIES				48,506,290	3.4%
				53,727,694

29

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer staples – 1.2%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/2046	$	6,200,000	$7,007,438	0.5%
OTHER SECURITIES			9,851,467	0.7%
			16,858,905
Energy – 2.9%			41,045,095	2.9%
Financials – 9.8%
Bank of America Corp. 3.300%, 01/11/2023		6,955,000	7,091,102	0.5%
Citigroup, Inc. 3.200%, 10/21/2026		4,840,000	4,707,505	0.3%
JPMorgan Chase & Co. 2.383%, 10/24/2023 (P)		6,895,000	6,998,646	0.5%
Morgan Stanley 3.750%, 02/25/2023		8,280,000	8,609,503	0.6%
OTHER SECURITIES			109,719,225	7.9%
			137,125,981
Health care – 3.5%
Express Scripts Holding Company 4.500%, 02/25/2026 (L)		4,339,000	4,598,936	0.3%
OTHER SECURITIES			44,607,315	3.2%
			49,206,251
Industrials – 2.2%			30,582,856	2.2%
Information technology – 2.4%
Apple, Inc. 3.000%, 02/09/2024		8,230,000	8,352,742	0.6%
OTHER SECURITIES			25,171,874	1.8%
			33,524,616
Materials – 1.0%			14,458,148	1.0%
Real estate – 2.3%			32,214,309	2.3%
Telecommunication services – 1.5%
Verizon Communications, Inc. 4.272%, 01/15/2036		5,495,000	5,309,423	0.4%
OTHER SECURITIES			15,851,691	1.1%
			21,161,114
Utilities – 1.8%			24,461,840	1.8%
TOTAL CORPORATE BONDS (Cost $440,782,159)			$454,366,809
MUNICIPAL BONDS – 1.4%
TOTAL MUNICIPAL BONDS (Cost $17,092,826)			$19,583,352
TERM LOANS (M) – 2.5%
Consumer discretionary – 0.4%			6,389,128	0.4%
Consumer staples – 0.1%			780,554	0.1%
Financials – 0.3%			4,819,968	0.3%
Health care – 0.3%			4,643,766	0.3%
Industrials – 0.4%			5,045,291	0.4%
Information technology – 0.5%			6,925,693	0.5%
Materials – 0.1%			1,119,395	0.1%
Telecommunication services – 0.3%			3,676,846	0.3%
Utilities – 0.1%			1,443,902	0.1%
TOTAL TERM LOANS (Cost $34,881,075)			$34,844,543
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.2%
Commercial and residential – 5.4%
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG), 3.528%, 12/10/2047	$	7,265,000	$7,499,123	0.5%
Commercial Mortgage Trust (Deutsche Bank AG), 4.006%, 04/10/2047		4,175,000	4,433,673	0.3%
OTHER SECURITIES			63,344,258	4.6%
			75,277,054
Federal Home Loan Mortgage Corp. – 1.6%			22,712,123	1.6%
Federal National Mortgage Association – 1.2%			16,922,699	1.2%
Government National Mortgage Association – 0.0%			625,505	0.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,085,243)			$115,537,381
ASSET BACKED SECURITIES – 11.1%
Ally Master Owner Trust, 1.630%, 05/15/2020		8,360,000	8,361,263	0.6%
Avis Budget Rental Car Funding AESOP LLC, 2.460%, 07/20/2020 (S)		5,450,000	5,464,459	0.4%
Ford Credit Auto Owner Trust, 2.030%, 12/15/2027 (S)		4,930,000	4,893,584	0.4%
Kubota Credit Owner Trust, 1.670%, 07/15/2020 (S)		5,075,000	5,078,479	0.4%
Synchrony Credit Card Master Note Trust, 2.220%, 01/15/2022		5,465,000	5,505,797	0.4%
OTHER SECURITIES			126,375,116	8.9%
TOTAL ASSET BACKED SECURITIES (Cost $155,450,785)			$155,678,698
SECURITIES LENDING COLLATERAL – 0.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)		839,845	$8,403,401	0.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,403,438)			$8,403,401
SHORT-TERM INVESTMENTS – 4.6%
Certificate of deposit – 0.2%			$3,520,610	0.2%
Commercial paper – 0.7%			9,810,611	0.7%
Money market funds – 3.7%
T. Rowe Price Government Money Fund, 0.9816% (Y)		51,530,024	51,530,024	3.7%
Repurchase agreement – 0.0%			123,434	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $64,976,754)			$64,984,679
Total Investments (New Income Trust) (Cost $1,406,636,938) – 101.6%			$1,424,672,202	101.6%
Other assets and liabilities, net – (1.6%)			(22,756,807)	(1.6)%
TOTAL NET ASSETS – 100.0%			$1,401,915,395	100.0%

30

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

Currency Abbreviations

MXN	Mexican Peso

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(L)	A portion of this security is on loan as of 6-30-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $193,327,016 or 13.8% of the fund’s net assets as of 6-30-17.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	163	Long	Sep 2017	$35,254,106	$35,225,828	($28,278)
5-Year U.S. Treasury Note Futures	468	Long	Sep 2017	55,191,847	55,147,219	(44,628)
10-Year Ultra U.S. Treasury Bond Futures	418	Short	Sep 2017	(56,427,655)	(56,351,626)	76,029
10-Year U.S. Treasury Note Futures	12	Long	Sep 2017	1,515,019	1,506,375	(8,644)
U.S. Treasury Long Bond Futures	151	Long	Sep 2017	22,956,961	23,206,812	249,851
Ultra U.S. Treasury Bond Futures	24	Long	Sep 2017	4,022,392	3,981,000	(41,392)
						$202,938

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,275,382	USD	1,390,829	Canadian Imperial Bank of Commerce	7/21/2017	$67,041	—
USD	1,401,095	EUR	1,275,382	Royal Bank of Canada (UK)	7/21/2017	—	($56,775)
USD	3,519,252	ILS	12,631,107	HSBC Bank USA	8/17/2017	—	(107,579)
USD	1,126,314	MXN	21,450,000	Citibank N.A.	7/14/2017	—	(53,893)
USD	2,370,102	MXN	43,162,000	HSBC Bank USA	7/14/2017	—	(4,728)
						$67,041	($222,975)

Derivatives currency abbreviations

EUR	Euro
ILS	Israel Shekel
MXN	Mexican Peso
USD	United States Dollar

Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

Short Term Government Income Trust

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 92.8%
U.S. Treasury Notes – 27.1%
0.875%, 07/15/2018 $	10,395,000	$10,350,737	3.4%
1.000%, 03/15/2019	6,595,000	6,554,038	2.2%
1.125%, 06/30/2021	4,533,000	4,423,746	1.5%
1.250%, 12/31/2018 to 03/31/2021	24,205,000	24,056,284	7.8%
1.375%, 09/30/2020	2,130,000	2,114,108	0.7%
1.500%, 05/15/2020	4,935,000	4,929,216	1.6%
1.625%, 06/30/2020	22,850,000	22,888,388	7.5%
1.750%, 11/30/2021	5,030,000	5,016,640	1.6%
1.875%, 04/30/2022	2,415,000	2,414,341	0.8%
		82,747,498
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Agricultural Mortgage Corp. – 15.8%
0.970%, 07/26/2019 $	9,580,000	$9,462,453	3.1%
1.430%, 04/18/2019	6,000,000	5,996,700	2.0%
1.640%, 04/17/2020	8,100,000	8,090,385	2.7%
1.675%, 02/24/2020	5,240,000	5,242,258	1.7%
1.750%, 06/15/2020	5,215,000	5,216,465	1.7%
2.000%, 01/15/2021	13,945,000	14,022,967	4.6%
		48,031,228
Federal Farm Credit Bank – 9.4%
1.080%, 07/05/2019	4,815,000	4,772,517	1.6%
1.160%, 11/01/2019	6,355,000	6,299,140	2.1%

31

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank – (continued)
1.290%, 07/13/2020 $	5,210,000	$5,142,369	1.7%
1.440%, 08/16/2021	6,720,000	6,568,269	2.1%
1.680%, 04/05/2021	6,110,000	5,956,816	1.9%
		28,739,111
Federal Home Loan Bank – 5.5%
1.125%, 10/11/2019	4,805,000	4,754,696	1.6%
1.550%, 10/26/2020	5,825,000	5,750,021	1.9%
1.700%, 04/26/2021	6,250,000	6,102,813	2.0%
		16,607,530
Federal Home Loan Mortgage Corp. – 11.5%
1.250%, 07/26/2019	3,975,000	3,951,587	1.3%
1.300%, 08/23/2019	6,405,000	6,370,804	2.1%
1.765%, 06/26/2020	6,805,000	6,784,755	2.2%
1.800%, 04/28/2020 to 05/28/2020	11,605,000	11,578,492	3.8%
3.000%, 07/01/2030 to 11/01/2030	4,144,809	4,267,715	1.4%
5.500%, 07/01/2040	1,920,249	2,177,077	0.7%
OTHER SECURITIES		1,197	0.0%
		35,131,627
Federal National Mortgage Association – 14.8%
1.250%, 08/23/2019	8,255,000	8,202,614	2.7%
1.750%, 02/07/2020	6,220,000	6,221,518	2.0%
2.500%, 10/01/2027	1,939,435	1,958,847	0.7%
3.000%, 03/01/2028 to 03/01/2031	24,624,872	25,352,758	8.2%
3.500%, 12/01/2025	1,033,869	1,076,452	0.4%
5.500%, 03/01/2035 to 08/01/2040	1,251,587	1,390,588	0.5%
6.500%, 01/01/2039	817,823	940,453	0.3%
OTHER SECURITIES		5,021	0.0%
		45,148,251
Government National Mortgage Association – 0.0%		399	0.0%
Tennessee Valley Authority – 8.7%
1.750%, 10/15/2018	4,635,000	4,658,764	1.5%
3.875%, 02/15/2021	13,070,000	14,035,991	4.6%
4.500%, 04/01/2018	7,729,000	7,909,502	2.6%
		26,604,257
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $284,502,581)		$283,009,901
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.2%
Federal Home Loan Mortgage Corp. – 2.3%
0.323%, 04/25/2023	145,534,337	1,556,854	0.5%
0.767%, 01/25/2022	20,936,201	527,668	0.2%
1.337%, 03/25/2024	8,566,923	552,221	0.2%
1.386%, 07/25/2022	11,871,550	616,792	0.2%
1.508%, 12/25/2021	24,519,260	1,216,459	0.4%
2.000%, 04/15/2031	946,187	949,021	0.3%
OTHER SECURITIES		1,372,690	0.5%
		6,791,705
Federal National Mortgage Association – 1.2%
3.500%, 08/25/2043	1,456,120	1,522,622	0.5%
4.000%, 03/25/2039	2,088,809	2,171,900	0.7%
		3,694,522
Government National Mortgage Association – 0.7%		2,128,992	0.7%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,503,881)		$12,615,219
SHORT-TERM INVESTMENTS – 3.4%
U.S. Government Agency – 3.1%
Federal Home Loan Bank Discount Note 0.500%, 07/03/2017* $	9,499,000	$9,499,000	3.1%
Repurchase agreement – 0.3%
Barclays Tri-Party Repurchase Agreement dated 06/30/2017 at 1.050% to be repurchased at $441,039 on 07/03/2017, collateralized by $447,900 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $449,448, including interest) and $400 U.S. Treasury Inflation Indexed Bonds, 0.625%–1.750% due 01/15/2028 to 02/15/2047 (valued at $428, including interest)	441,000	441,000	0.1%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $521,015 on 07/03/2017, collateralized by $540,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $531,557, including interest)	521,000	521,000	0.2%
		962,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,460,697)		$10,461,000
Total Investments (Short Term Government Income Trust) (Cost $307,467,159) – 100.4%		$306,086,120	100.4%
Other assets and liabilities, net – (0.4%)		(1,116,870)	(0.4)%
TOTAL NET ASSETS – 100.0%		$304,969,250	100.0%

Security Abbreviations and Legend

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Strategic Income Opportunities Trust

		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS – 17.4%
Australia – 2.2%
New South Wales Treasury Corp. 6.000%, 05/01/2020 to 03/01/2022	AUD	5,205,000	$4,490,852	0.7%
Queensland Treasury Corp. 5.500%, 06/21/2021		5,485,000	4,718,957	0.8%
OTHER SECURITIES			4,701,474	0.7%
			13,911,283
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2018	BRL	8,920,000	2,706,506	0.4%
Canada – 1.9%
Government of Canada 1.250%, 03/01/2018	CAD	4,220,000	3,261,193	0.5%
OTHER SECURITIES			8,579,306	1.4%
			11,840,499

32

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

			Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia – 0.6%				$3,436,093	0.6%
Finland – 0.2%				1,180,618	0.2%
India – 0.8%
Republic of India 7.800%, 04/11/2021		INR	200,000,000	3,216,399	0.5%
OTHER SECURITIES				1,458,729	0.3%
				4,675,128
Indonesia – 2.3%
Republic of Indonesia 7.000%, 05/15/2022 to 05/15/2027		IDR	45,076,000,000	3,425,629	0.6%
Republic of Indonesia 8.250%, 07/15/2021			29,860,000,000	2,359,952	0.4%
Republic of Indonesia 8.375%, 03/15/2024 to 09/15/2026		IDR	49,009,000,000	4,025,887	0.6%
OTHER SECURITIES				4,527,051	0.7%
				14,338,519
Mexico – 2.1%
Government of Mexico 6.500%, 06/10/2021		MXN	48,740,000	2,675,137	0.4%
Government of Mexico 8.000%, 06/11/2020 to 12/07/2023			50,246,500	2,913,526	0.5%
Government of Mexico 10.000%, 12/05/2024			46,232,000	3,034,990	0.5%
OTHER SECURITIES				4,596,694	0.7%
				13,220,347
New Zealand – 2.0%
Dominion of New Zealand 3.000%, 04/15/2020		NZD	4,865,000	3,632,580	0.6%
Dominion of New Zealand 6.000%, 05/15/2021			5,990,000	4,969,992	0.8%
OTHER SECURITIES				4,036,729	0.6%
				12,639,301
Norway – 0.9%
Government of Norway 3.750%, 05/25/2021 (S)		NOK	18,230,000	2,416,819	0.4%
Government of Norway 4.500%, 05/22/2019 (S)			22,072,000	2,835,328	0.5%
				5,252,147
Philippines – 1.6%
Republic of Philippines 5.875%, 12/16/2020 to 03/01/2032		PHP	157,303,440	3,309,314	0.5%
OTHER SECURITIES				6,745,831	1.1%
				10,055,145
Portugal – 0.8%
Republic of Portugal 5.125%, 10/15/2024 (S)	$		2,855,000	2,912,100	0.5%
OTHER SECURITIES				2,060,247	0.3%
				4,972,347
Singapore – 1.6%
Republic of Singapore 2.500%, 06/01/2019		SGD	6,430,000	4,782,888	0.8%
Republic of Singapore 3.250%, 09/01/2020			6,550,000	5,031,428	0.8%
				9,814,316
South Korea – 0.0%				215,617	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $112,150,230)				$108,257,866
CORPORATE BONDS – 48.9%
Consumer discretionary – 6.8%
New Red Finance, Inc. 4.625%, 01/15/2022 (S)	$		2,345,000	$2,403,625	0.4%
Viacom, Inc. (6.250% to 02/28/2027, then 3 month LIBOR + 3.899%) 02/28/2057			2,285,000	2,376,400	0.4%
OTHER SECURITIES				37,521,194	6.0%
				42,301,219
Consumer staples – 4.7%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/2021			3,505,000	3,551,697	0.6%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/2026			2,135,000	2,199,836	0.4%
OTHER SECURITIES				23,699,847	3.7%
				29,451,380
Energy – 5.2%
Enbridge, Inc. 4.250%, 12/01/2026			2,165,000	2,260,065	0.4%
Williams Partners LP 4.875%, 05/15/2023			2,255,000	2,339,833	0.4%
OTHER SECURITIES				27,912,368	4.4%
				32,512,266
Financials – 14.6%
American International Group, Inc. (8.175% to 05/15/2038, then 3 month LIBOR + 4.195%) 05/15/2068			3,195,000	4,313,250	0.7%
Bank of America Corp. 2.006%, 09/15/2026 (P)			2,515,000	2,335,992	0.4%
Inter-American Development Bank 6.500%, 08/20/2019		AUD	2,705,000	2,267,463	0.4%
International Bank for Reconstruction & Development 4.625%, 02/26/2019 to 10/06/2021		NZD	3,825,000	2,941,917	0.5%
JPMorgan Chase & Co. 4.250%, 11/02/2018			3,255,000	2,422,114	0.4%
KFW 6.000%, 08/20/2020		AUD	2,925,000	2,492,702	0.4%
Stifel Financial Corp. 4.250%, 07/18/2024	$		2,505,000	2,550,501	0.4%
Synovus Financial Corp. (5.750% to 12/15/2020, then 3 month LIBOR + 4.182%) 12/15/2025			2,775,000	2,938,031	0.5%
OTHER SECURITIES				68,564,303	10.9%
				90,826,273
Health care – 2.6%				16,286,572	2.6%
Industrials – 4.5%
AECOM 5.125%, 03/15/2027			3,255,000	3,267,206	0.5%
General Electric Company (5.000% to 01/21/2021, then 3 month LIBOR + 3.330%) 01/21/2021 (Q)			2,413,000	2,561,158	0.4%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025 (S)			2,330,000	2,501,838	0.4%

33

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials – (continued)
Mexico City Airport Trust 4.250%, 10/31/2026 (S) $		2,820,000	$2,891,261	0.5%
OTHER SECURITIES			16,704,246	2.7%
			27,925,709
Information technology – 3.0%
Zebra Technologies Corp. 7.250%, 10/15/2022		2,810,000	2,985,625	0.5%
OTHER SECURITIES			15,391,512	2.5%
			18,377,137
Materials – 2.8%			17,469,594	2.8%
Real estate – 1.8%
CapitaMalls Asia Treasury, Ltd. 3.950%, 08/24/2017	SGD	3,250,000	2,368,748	0.4%
OTHER SECURITIES			8,715,348	1.4%
			11,084,096
Telecommunication services – 1.2%			7,407,563	1.2%
Utilities – 1.7%
Emera US Finance LP 3.550%, 06/15/2026 $		2,415,000	2,420,830	0.4%
OTHER SECURITIES			7,862,245	1.3%
			10,283,075
TOTAL CORPORATE BONDS (Cost $297,881,499)			$303,924,884
CAPITAL PREFERRED SECURITIES – 0.9%
Financials – 0.9%			5,460,682	0.9%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,069,651)			$5,460,682
CONVERTIBLE BONDS – 2.3%
Consumer discretionary – 0.2%			1,272,604	0.2%
Consumer staples – 0.1%			746,194	0.1%
Financials – 0.5%			3,057,582	0.5%
Health care – 0.9%			5,813,503	0.9%
Industrials – 0.2%			1,124,700	0.2%
Information technology – 0.3%			1,679,428	0.3%
Telecommunication services – 0.1%			754,463	0.1%
TOTAL CONVERTIBLE BONDS (Cost $11,913,078)			$14,448,474
TERM LOANS (M) – 7.0%
Consumer discretionary – 2.2%
Charter Communications Operating LLC 3.476%, 01/15/2024		2,297,550	2,304,879	0.4%
New Red Finance, Inc. 3.504%, 02/16/2024		2,957,879	2,949,568	0.5%
OTHER SECURITIES			8,350,514	1.3%
			13,604,961
Consumer staples – 0.6%			4,021,238	0.6%
Energy – 0.6%			3,790,663	0.6%
Health care – 0.4%			2,282,194	0.4%
Industrials – 0.7%			4,109,081	0.7%
Information technology – 1.2%			7,778,354	1.2%
Materials – 0.5%			3,041,191	0.5%
Telecommunication services – 0.8%			4,777,428	0.8%
TOTAL TERM LOANS (Cost $43,712,173)			$43,405,110
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.3%
Commercial and residential – 4.4%			27,217,232	4.4%
Federal Home Loan Mortgage Corp. – 0.4%			2,932,655	0.4%
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Federal National Mortgage Association – 0.5%			$3,001,862	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,196,840)			$33,151,749
ASSET BACKED SECURITIES – 4.1%
DB Master Finance LLC, 3.980%, 02/20/2045 (S) $		2,629,475	$2,696,106	0.4%
Taco Bell Funding LLC, 4.970%, 05/25/2046 (S)		2,788,925	2,937,798	0.5%
OTHER SECURITIES			20,032,436	3.2%
TOTAL ASSET BACKED SECURITIES (Cost $25,154,335)			$25,666,340
COMMON STOCKS – 2.7%
Consumer discretionary – 0.0%			0	0.0%
Financials – 2.6%
The PNC Financial Services Group, Inc.		18,510	2,311,344	0.4%
OTHER SECURITIES			13,793,725	2.2%
			16,105,069
Industrials – 0.1%			521,615	0.1%
TOTAL COMMON STOCKS (Cost $11,967,261)			$16,626,684
PREFERRED SECURITIES – 6.5%
Consumer staples – 0.3%			2,136,968	0.3%
Energy – 0.4%
Kinder Morgan, Inc., 9.750%		50,556	2,218,397	0.4%
Financials – 3.3%
Huntington Bancshares, Inc., 8.500%		1,776	2,564,544	0.4%
U.S. Bancorp, 3.500% (P)		2,829	2,499,987	0.4%
OTHER SECURITIES			15,383,989	2.5%
			20,448,520
Health care – 0.3%			1,990,768	0.3%
Industrials – 0.3%			1,664,768	0.3%
Real estate – 0.3%			2,140,050	0.3%
Utilities – 1.6%
NextEra Energy, Inc., 6.123%		49,405	2,668,364	0.4%
OTHER SECURITIES			7,130,622	1.2%
			9,798,986
TOTAL PREFERRED SECURITIES (Cost $37,311,295)			$40,398,457
PURCHASED OPTIONS – 0.3%
Call options – 0.1%			331,998	0.1%
Put options – 0.2%			1,493,115	0.2%
TOTAL PURCHASED OPTIONS (Cost $4,132,194)			$1,825,113
WARRANTS – 0.3%
TOTAL WARRANTS (Cost $1,484,513)			$1,620,274
SHORT-TERM INVESTMENTS – 4.3%
U.S. Government Agency – 3.8%
Federal Home Loan Bank Discount Note 0.574%, 07/03/2017* $		23,485,000	23,485,000	3.8%
Repurchase agreement – 0.5%			3,120,443	0.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $26,604,694)			$26,605,443
Total Investments (Strategic Income Opportunities Trust) (Cost $609,577,763) – 100.0%			$621,391,076	100.0%
Other assets and liabilities, net – 0.0%			271,852	0.0%
TOTAL NET ASSETS – 100.0%			$621,662,928	100.0%

34

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $135,380,139 or 21.8% of the fund’s net assets as of 6-30-17.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	331	Short	Sep 2017	($39,081,274)	($39,003,695)	$77,579
10-Year U.S. Treasury Note Futures	913	Short	Sep 2017	(114,808,741)	(114,610,031)	198,710
U.S. Treasury Long Bond Futures	56	Short	Sep 2017	(8,527,606)	(8,606,500)	(78,894)
						$197,395

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	13,952,427	CAD	13,980,611	Goldman Sachs Bank USA	9/20/2017	—	($80,495)
AUD	15,082,573	CAD	15,117,188	Royal Bank of Canada	9/20/2017	—	(90,218)
AUD	8,275,000	NZD	8,614,788	Goldman Sachs Bank USA	9/20/2017	$49,999	—
AUD	26,420,000	USD	20,057,298	Goldman Sachs Bank USA	9/20/2017	229,561	—
CAD	10,516,028	AUD	10,435,000	Royal Bank of Canada	9/20/2017	106,487	—
CAD	14,341,284	GBP	8,490,000	Royal Bank of Canada	9/20/2017	—	(11,390)
CAD	6,528,885	NZD	6,905,000	Bank of Nova Scotia	9/20/2017	—	(12,118)
CAD	19,587,172	NZD	20,715,000	Toronto Dominion Bank	9/20/2017	—	(35,952)
CAD	24,263,052	USD	18,026,041	Bank of Nova Scotia	9/20/2017	706,723	—
CAD	36,394,578	USD	27,001,682	Goldman Sachs Bank USA	9/20/2017	1,097,464	—
CAD	41,858,737	USD	31,331,714	Royal Bank of Canada	9/20/2017	986,145	—
CAD	36,394,577	USD	27,067,718	State Street Bank and Trust Company	9/20/2017	1,031,429	—
CAD	136,469,434	USD	102,676,038	Toronto Dominion Bank	9/20/2017	2,687,865	—
EUR	6,945,000	GBP	6,076,649	HSBC Bank USA	9/20/2017	30,988	—
EUR	24,880,000	GBP	22,047,075	Morgan Stanley Capital Services, Inc.	9/20/2017	—	(251,771)
EUR	3,485,000	GBP	3,032,055	Toronto Dominion Bank	9/20/2017	38,014	—
EUR	4,249,102	USD	4,753,598	Royal Bank of Canada	9/20/2017	119,055	—
GBP	33,975,000	CAD	58,484,355	Royal Bank of Canada	9/20/2017	—	(798,973)
GBP	6,905,000	CAD	11,588,040	Toronto Dominion Bank	9/20/2017	67,837	—
GBP	18,816,932	EUR	21,315,000	HSBC Bank USA	9/20/2017	122,917	—
GBP	3,142,176	EUR	3,555,000	Morgan Stanley Capital Services, Inc.	9/20/2017	25,479	—
GBP	9,228,746	EUR	10,440,000	Toronto Dominion Bank	9/20/2017	76,249	—
GBP	20,895,000	USD	26,646,900	Citibank N.A.	9/20/2017	631,927	—
GBP	6,890,000	USD	8,791,916	Goldman Sachs Bank USA	9/20/2017	203,113	—
GBP	13,810,000	USD	17,510,403	Toronto Dominion Bank	9/20/2017	518,819	—
JPY	397,062,968	USD	3,553,766	Goldman Sachs Bank USA	9/20/2017	—	(11,782)
MXN	256,000,800	USD	13,885,000	Standard Chartered Bank	9/20/2017	51,605	—
MXN	379,625,557	USD	20,780,000	State Street Bank and Trust Company	9/20/2017	—	(113,301)
NZD	10,887,829	AUD	10,410,000	Bank of Nova Scotia	9/20/2017	—	(26,037)
SGD	4,406,665	USD	3,175,000	Goldman Sachs Bank USA	9/20/2017	29,602	—
USD	51,388,717	AUD	68,245,309	Australia and New Zealand Banking Group	9/20/2017	—	(1,014,118)
USD	23,837,439	AUD	31,182,949	Goldman Sachs Bank USA	9/20/2017	—	(106,697)
USD	13,780,000	CAD	17,927,711	Bank of Nova Scotia	9/20/2017	—	(61,441)

35

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	12,675,000	CAD	16,739,594	Royal Bank of Canada	9/20/2017	—	($249,132)
USD	74,080,000	CAD	97,804,657	Toronto Dominion Bank	9/20/2017	—	(1,432,003)
USD	1,594,914	DKK	10,519,327	Citibank N.A.	9/20/2017	—	(27,809)
USD	4,790,395	EUR	4,249,102	HSBC Bank USA	9/20/2017	—	(82,258)
USD	54,331,465	GBP	42,285,000	Citibank N.A.	9/20/2017	—	(872,420)
USD	8,831,843	GBP	6,890,000	Goldman Sachs Bank USA	9/20/2017	—	(163,185)
USD	44,162,658	GBP	34,007,376	HSBC Bank USA	9/20/2017	—	(234,629)
USD	70,250,219	GBP	55,160,000	Toronto Dominion Bank	9/20/2017	—	(1,762,228)
USD	20,956,542	MXN	384,475,656	Standard Chartered Bank	9/20/2017	$25,805	—
USD	10,390,000	MXN	187,834,576	State Street Bank and Trust Company	9/20/2017	164,343	—
USD	14,987,133	NZD	20,855,000	Bank of Nova Scotia	9/20/2017	—	(273,927)
USD	5,020,156	NZD	6,980,000	JPMorgan Chase Bank N.A.	9/20/2017	—	(87,598)
USD	30,621,932	NZD	42,564,158	State Street Bank and Trust Company	9/20/2017	—	(525,235)
USD	1,020,620	SEK	8,851,833	Citibank N.A.	9/20/2017	—	(34,643)
USD	3,645,000	SGD	5,030,774	HSBC Bank USA	9/20/2017	—	(13,466)
USD	33,263,845	SGD	45,937,371	Standard Chartered Bank	9/20/2017	—	(142,600)
						$9,001,426	($8,515,426)

Derivatives currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

Total Bond Market Trust B

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 67.5%
U.S. Treasury Bonds – 8.7%
3.000%, 02/15/2047 $	19,185,000	$19,824,992	3.4%
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,784,524	1.0%
4.375%, 05/15/2041	1,830,000	2,348,547	0.4%
4.625%, 02/15/2040	5,000,000	6,599,805	1.2%
4.750%, 02/15/2041	2,000,000	2,695,704	0.5%
7.875%, 02/15/2021	3,400,000	4,134,454	0.7%
8.125%, 08/15/2021	1,400,000	1,752,187	0.3%
8.750%, 08/15/2020	5,750,000	7,000,625	1.2%
		50,140,838
U.S. Treasury Notes – 29.9%
0.625%, 08/31/2017 to 04/30/2018	9,000,000	8,963,542	1.5%
1.250%, 04/30/2019 to 01/31/2020	2,000,000	1,991,445	0.4%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.375%, 09/30/2018 to 10/31/2020 $	31,400,000	$31,150,161	5.3%
1.500%, 12/31/2018 to 03/31/2019	18,200,000	18,239,727	3.2%
1.625%, 06/30/2019 to 07/31/2020	30,300,000	30,381,611	5.4%
1.750%, 09/30/2019	7,000,000	7,050,862	1.2%
2.000%, 11/15/2021 to 02/15/2022	25,400,000	25,611,645	4.4%
2.375%, 05/15/2027	19,595,000	19,721,290	3.4%
2.750%, 02/15/2019	7,000,000	7,155,589	1.2%
3.125%, 05/15/2021	13,100,000	13,782,117	2.4%
4.250%, 11/15/2017	7,300,000	7,383,308	1.3%
OTHER SECURITIES		1,101,583	0.2%
		172,532,880

36

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank – 0.0%		$257,958	0.0%
Federal Home Loan Mortgage Corp. – 7.4%
2.500%, TBA (C) $	3,000,000	3,015,614	0.5%
2.500%, 04/01/2031	2,547,135	2,565,864	0.5%
3.000%, TBA (C)	5,000,000	4,987,676	0.9%
3.000%, 10/01/2042 to 08/01/2046	6,154,434	6,158,593	1.1%
3.500%, TBA (C)	4,300,000	4,415,517	0.8%
3.500%, 12/01/2025 to 03/01/2045	5,410,232	5,592,197	1.0%
4.000%, 02/01/2024 to 12/01/2040	1,568,242	1,657,825	0.3%
4.500%, 05/01/2024 to 11/01/2041	2,918,052	3,142,407	0.7%
5.000%, TBA (C)	2,300,000	2,502,129	0.4%
5.500%, 08/23/2017 qato 01/01/2039	2,477,045	2,592,059	0.3%
6.750%, 09/15/2029	1,200,000	1,691,509	0.3%
OTHER SECURITIES		4,445,054	0.6%
		42,766,444
Federal National Mortgage Association – 14.6%
2.500%, TBA (C)	4,000,000	4,018,943	0.7%
3.000%, TBA (C)	11,400,000	11,381,252	2.0%
3.000%, 01/01/2027 to 07/01/2046	417,424,858	17,592,607	3.1%
3.500%, TBA (C)	3,000,000	3,079,773	0.5%
3.500%, 12/01/2025 to 07/01/2046	23,224,890	23,967,983	4.1%
4.000%, 08/01/2020 to 12/01/2042	7,396,198	7,816,042	1.5%
4.500%, 06/01/2018 to 06/01/2041	4,131,120	4,439,185	0.9%
5.000%, 12/01/2018 to 07/01/2039	2,078,000	2,271,209	0.4%
7.250%, 05/15/2030	1,450,000	2,149,596	0.4%
OTHER SECURITIES		7,569,409	1.0%
		84,285,999
Government National Mortgage Association – 6.7%
3.000%, TBA (C)	5,000,000	5,050,473	0.9%
3.000%, 08/15/2043	2,135,242	2,169,975	0.4%
3.500%, TBA (C)	2,800,000	2,899,072	0.5%
3.500%, 04/15/2042 to 07/20/2046	15,783,072	16,390,140	2.9%
4.000%, 11/15/2026 to 08/20/2045	5,994,711	6,364,319	1.3%
4.500%, 05/15/2019 to 10/20/2040	2,030,297	2,181,026	0.4%
5.000%, 05/15/2018 to 07/20/2040	1,817,757	2,001,641	0.3%
OTHER SECURITIES		1,630,117	0.0%
		38,686,763
Tennessee Valley Authority – 0.1%		751,736	0.1%
The Financing Corp. – 0.1%		778,538	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $382,658,528)		$390,201,156
FOREIGN GOVERNMENT OBLIGATIONS – 2.1%
Brazil – 0.3%		1,694,801	0.3%
Canada – 0.4%		2,654,708	0.4%
Chile – 0.1%		537,489	0.1%
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia – 0.1%		$585,200	0.1%
Israel – 0.2%		1,102,778	0.2%
Italy – 0.1%		351,561	0.1%
Mexico – 0.2%		1,096,284	0.2%
Panama – 0.1%		476,375	0.1%
Peru – 0.1%		460,025	0.1%
Philippines – 0.2%		1,065,853	0.2%
Poland – 0.0%		119,548	0.0%
South Africa – 0.1%		784,311	0.1%
Turkey – 0.2%		1,244,424	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,920,862)		$12,173,357
CORPORATE BONDS – 26.5%
Consumer discretionary – 2.4%		13,954,377	2.4%
Consumer staples – 1.9%		11,170,346	1.9%
Energy – 2.6%		14,996,888	2.6%
Financials – 8.3%
Capital One Financial Corp. 3.200%, 02/05/2025 $	2,000,000	1,957,898	0.3%
European Investment Bank 1.750%, 06/17/2019	1,750,000	1,755,742	0.3%
Wells Fargo & Company 5.375%, 02/07/2035	1,500,000	1,793,144	0.3%
OTHER SECURITIES		42,456,987	7.4%
		47,963,771
Health care – 2.4%		14,097,379	2.4%
Industrials – 2.0%		11,238,691	2.0%
Information technology – 2.5%		14,354,583	2.5%
Materials – 0.9%		5,188,335	0.9%
Real estate – 0.4%		2,186,138	0.4%
Telecommunication services – 1.2%		7,075,743	1.2%
Utilities – 1.9%		10,793,455	1.9%
TOTAL CORPORATE BONDS (Cost $146,924,031)		$153,019,706
MUNICIPAL BONDS – 0.8%
TOTAL MUNICIPAL BONDS (Cost $3,854,892)		$4,633,145
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
Commercial and residential – 0.6%		3,286,241	0.6%
Federal Home Loan Mortgage Corp. – 0.7%		4,375,748	0.7%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,853,500)		$7,661,989
ASSET BACKED SECURITIES – 0.2%
TOTAL ASSET BACKED SECURITIES (Cost $1,020,157)		$966,685
SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust, 1.1508% (W)(Y)	203,958	2,040,779	0.4%
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,040,796)		$2,040,779

37

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS – 7.6%
Money market funds – 7.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	43,854,876	$43,854,876	7.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $43,854,876)		$43,854,876
Total Investments (Total Bond Market Trust B) (Cost $600,127,642) – 106.4%		$614,551,693	106.4%
Other assets and liabilities, net – (6.4%)		(36,928,352)	(6.4)%
TOTAL NET ASSETS – 100.0%		$577,623,341	100.0%

Security Abbreviations and Legend

TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2017.

Ultra Short Term Bond Trust

	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 25.2%
U.S. Treasury Notes – 21.6%
0.625%, 08/31/2017 to 09/30/2017 $	26,000,000	$25,978,560	10.6%
0.750%, 10/31/2017	13,000,000	12,985,180	5.3%
0.875%, 07/15/2017	14,000,000	14,000,000	5.7%
		52,963,740
Federal Home Loan Mortgage Corp. – 0.9%		2,305,117	0.9%
Federal National Mortgage Association – 2.4%		5,765,254	2.4%
Government National Mortgage Association – 0.3%		760,911	0.3%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $61,861,541)		$61,795,022
CORPORATE BONDS – 53.7%
Consumer discretionary – 6.4%
Historic TW, Inc. 6.875%, 06/15/2018	3,500,000	3,666,002	1.5%
Time Warner Cable LLC 6.750%, 07/01/2018	2,000,000	2,092,456	0.9%
Toyota Motor Credit Corp. 1.700%, 02/19/2019	3,000,000	3,003,663	1.2%
OTHER SECURITIES		6,802,186	2.8%
		15,564,307
Consumer staples – 4.7%
Anheuser-Busch InBev Finance, Inc. 1.900%, 02/01/2019	4,000,000	4,009,076	1.7%
Kraft Heinz Foods Company 2.000%, 07/02/2018	2,500,000	2,506,355	1.0%
Reynolds American, Inc. 2.300%, 08/21/2017	2,500,000	2,502,423	1.0%
OTHER SECURITIES		2,499,908	1.0%
		11,517,762
CORPORATE BONDS (continued)
Energy – 3.9%
Kinder Morgan Energy Partners LP 5.950%, 02/15/2018 $	2,000,000	$2,049,422	0.8%
ONEOK Partners LP 3.200%, 09/15/2018	3,000,000	3,035,181	1.3%
Shell International Finance BV 2.000%, 11/15/2018	3,000,000	3,019,311	1.2%
OTHER SECURITIES		1,566,000	0.6%
		9,669,914
Financials – 18.9%
Bank of America Corp. 6.875%, 04/25/2018	2,198,000	2,287,320	1.0%
BNP Paribas SA 2.450%, 03/17/2019	2,000,000	2,019,622	0.8%
Capital One NA 1.650%, 02/05/2018	3,000,000	2,998,806	1.2%
Citigroup, Inc. 1.700%, 04/27/2018	2,087,000	2,084,926	0.9%
Credit Agricole SA 2.625%, 10/03/2018 (S)	2,000,000	2,018,614	0.8%
Credit Suisse AG 1.750%, 01/29/2018	3,000,000	3,001,656	1.2%
JPMorgan Chase & Co. 6.000%, 01/15/2018	3,000,000	3,067,452	1.3%
Lincoln National Corp. 7.000%, 03/15/2018	3,000,000	3,108,612	1.3%
Morgan Stanley 5.625%, 09/23/2019	2,057,000	2,209,963	0.9%
PNC Bank NA 2.200%, 01/28/2019	2,500,000	2,513,528	1.0%
Societe Generale SA 2.625%, 10/01/2018	2,000,000	2,020,682	0.8%
Sumitomo Mitsui Banking Corp. 2.450%, 01/10/2019	2,000,000	2,017,320	0.8%
The Goldman Sachs Group, Inc. 2.625%, 01/31/2019	3,000,000	3,031,176	1.3%
OTHER SECURITIES		13,865,886	5.6%
		46,245,563
Health care – 7.3%
AbbVie, Inc. 1.800%, 05/14/2018	3,600,000	3,604,576	1.5%
Aetna, Inc. 1.500%, 11/15/2017	3,000,000	3,000,090	1.2%
GlaxoSmithKline Capital, Inc. 5.650%, 05/15/2018	3,000,000	3,104,802	1.3%
McKesson Corp. 2.284%, 03/15/2019	2,769,000	2,784,977	1.1%
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/2019	2,870,000	2,844,440	1.2%
UnitedHealth Group, Inc. 6.000%, 02/15/2018	2,000,000	2,053,390	0.8%
OTHER SECURITIES		377,458	0.2%
		17,769,733
Industrials – 2.6%
Air Lease Corp. 2.625%, 09/04/2018	3,000,000	3,022,356	1.3%
International Lease Finance Corp. 3.875%, 04/15/2018	2,000,000	2,030,454	0.8%
OTHER SECURITIES		1,200,988	0.5%
		6,253,798

38

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology – 4.4%
Apple, Inc. 1.700%, 02/22/2019 $	3,000,000	$3,008,346	1.2%
Dell International LLC 3.480%, 06/01/2019 (S)	2,000,000	2,046,830	0.9%
IBM Corp. 1.800%, 05/17/2019	3,000,000	3,007,137	1.2%
OTHER SECURITIES		2,783,557	1.1%
		10,845,870
Materials – 0.9%
Ecolab, Inc. 1.450%, 12/08/2017	2,287,000	2,285,600	0.9%
Real estate – 1.8%
Welltower, Inc. 4.700%, 09/15/2017	2,900,000	2,915,991	1.2%
OTHER SECURITIES		1,546,704	0.6%
		4,462,695
Telecommunication services – 2.0%
AT&T, Inc. 5.500%, 02/01/2018	2,000,000	2,042,994	0.9%
Telefonica Emisiones SAU 6.221%, 07/03/2017	2,746,000	2,746,000	1.1%
		4,788,994
Utilities – 0.8%		1,997,384	0.8%
TOTAL CORPORATE BONDS (Cost $131,252,324)		$131,401,620
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Federal National Mortgage Association – 0.6%		1,389,502	0.6%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,396,034)		$1,389,502
ASSET BACKED SECURITIES – 17.2%
Capital One Multi-Asset Execution Trust, 5.750%, 07/15/2020	3,000,000	3,026,600	1.2%
Chase Issuance Trust, 1.380%, 11/15/2019	4,000,000	4,000,356	1.6%
Citibank Credit Card Issuance Trust, 2.150%, 07/15/2021	3,000,000	3,024,506	1.2%
Discover Card Execution Note Trust, 1.670%, 01/18/2022	3,000,000	2,996,117	1.2%
Honda Auto Receivables Owner Trust, 1.560%, 10/18/2021	3,000,000	2,996,594	1.2%
Mercedes-Benz Auto Receivables Trust, 1.340%, 12/16/2019	3,531,601	3,528,208	1.4%
Synchrony Credit Card Master Note Trust, 1.600%, 04/15/2021	4,250,000	4,250,774	1.7%
Toyota Auto Receivables Owner Trust, 1.250%, 03/16/2020	2,590,000	2,583,400	1.1%
World Omni Auto Receivables Trust, 1.100%, 01/15/2020	3,103,171	3,098,322	1.3%
OTHER SECURITIES		12,760,013	5.3%
TOTAL ASSET BACKED SECURITIES (Cost $42,392,921)		$42,264,890
SHORT-TERM INVESTMENTS – 2.6%
U.S. Government Agency – 2.5%
Federal Home Loan Bank Discount Note 0.568%, 07/03/2017* $	6,015,000	$6,015,000	2.5%
Repurchase agreement – 0.1%		303,000	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,317,810)		$6,318,000
Total Investments (Ultra Short Term Bond Trust) (Cost $243,220,630) – 99.3%		$243,169,034	99.3%
Other assets and liabilities, net – 0.7%		1,699,729	0.7%
TOTAL NET ASSETS – 100.0%		$244,868,763	100.0%

Security Abbreviations and Legend

(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

39

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Summary portfolio of investments — June 30, 2017 (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-17:

High Yield Trust
United States	81.0%
Canada	3.9%
Cayman Islands	3.8%
United Kingdom	2.7%
Luxembourg	1.9%
France	1.4%
Ireland	1.0%
Netherlands	1.0%
Other countries	3.3%
Total	100.0%

Investment Quality Bond Trust (as a percentage of total investments)
United States	83.1%
Cayman Islands	9.8%
United Kingdom	1.6%
Other countries	5.5%
Total	100.0%
Strategic Income Opportunities Trust
United States	71.7%
Canada	4.9%
Mexico	4.6%
Indonesia	3.0%
Philippines	2.5%
Australia	2.4%
Singapore	2.3%
New Zealand	2.0%
India	1.0%
Other countries	5.6%
Total	100.0%

40

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Active Bond Trust	Bond Trust	Core Bond Trust	Global Bond Trust
Unaffiliated investments, at value	$816,936,536	$9,223,108,704	$1,391,521,122	$697,176,670
Affiliated investments, at value	5,897,522	14,358,813	3,384,188	—
Repurchase agreements, at value	1,086,000	15,182,000	—	7,780,000
Total investments, at value	823,920,058	9,252,649,517	1,394,905,310	704,956,670
Cash	12,142	748	—	—
Foreign currency, at value	120,881	—	—	14,511
Cash held at broker for futures contracts	—	—	—	4,820,990
Receivable for investments sold	253,052	2,453,849	16,472,305	5,466,174
Receivable for delayed delivery securities sold	—	—	142,474,721	80,085,182
Unrealized appreciation on forward foreign currency contracts	—	—	—	10,313,009
Receivable for fund shares sold	2,344,363	11,126,898	—	601,516
Dividends and interest receivable	5,777,299	59,824,136	5,779,304	3,474,263
Receivable for securities lending income	8,364	31,695	9,693	—
Swap contracts, at value	—	—	—	4,522,024
Receivable for centrally cleared swaps	—	—	—	6,032,040
Other assets	1,110	53,197	1,143	69,886
Total assets	832,437,269	9,326,140,040	1,559,642,476	820,356,265

Liabilities
Due to custodian	—	—	—	2,168,850
Payable for collateral held by portfolio	—	—	—	7,500,000
Payable for investments purchased	3,034,081	23,390,000	30,110,457	7,188,283
Payable for delayed delivery securities purchased	49,439,336	—	265,203,904	146,590,594
Unrealized depreciation on forward foreign currency contracts	—	—	—	6,559,644
Payable for sale-buybacks	—	—	—	8,229,433
Payable for open reverse repurchase agreements	—	—	—	54,979,502
Payable for fund shares repurchased	343,483	431,702	171,759	24,703
Payable upon return of securities loaned	5,898,403	14,359,621	3,392,875	—
Written options, at value	—	—	—	161,304
Payable for sale commitments outstanding, at value	27,495,141	—	15,621,767	—
Swap contracts, at value	—	—	—	480,418
Payable for futures variation margin	—	—	—	679,786
Payable to affiliates
Accounting and legal services fees	28,703	357,567	48,046	22,564
Trustees’ fees	296	6,492	773	219
Other liabilities and accrued expenses	76,366	466,938	111,089	92,461
Total liabilities	86,315,809	39,012,320	314,660,670	234,677,761
Net assets	$746,121,460	$9,287,127,720	$1,244,981,806	$585,678,504

Net assets consist of
Paid-in capital	$720,290,424	$9,239,917,921	$1,217,614,565	$579,635,729
Undistributed net investment income (loss)	18,064,273	174,159,690	18,106,100	18,150,457
Accumulated undistributed net realized gain (loss) on investments	(12,155,236)	(240,315,224)	10,098,773	(19,942,692)
Net unrealized appreciation (depreciation) on investments	19,921,999	113,365,333	(837,632)	7,835,010
Net assets	$746,121,460	$9,287,127,720	$1,244,981,806	$585,678,504
Unaffiliated investments, including repurchase agreements, at cost	$797,826,752	$9,124,262,251	$1,392,668,636	$702,455,845
Affiliated investments, at cost	$5,897,753	$14,359,407	$3,384,180	—
Foreign currency, at cost	$379,106	—	—	$1,269
Proceeds received on sale commitments outstanding	$27,487,373	—	$15,931,648	—
Premiums received on written options	—	—	—	$381,706
Net unamortized upfront payment on swaps	—	—	—	($544,808)
Securities loaned, unaffiliated investments, at value	$5,772,336	$14,012,553	$3,314,128	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$40,454,225	$203,070,678	$112,431,998	$38,164,446
Shares outstanding	4,143,798	14,871,710	8,394,719	2,985,458
Net asset value, offering price and redemption price per share	$9.76	$13.65	$13.39	$12.78

Series II
Net assets	$167,640,559	$499,502,540	$104,125,914	$78,930,276
Shares outstanding	17,155,038	36,567,039	7,789,400	6,265,177
Net asset value, offering price and redemption price per share	$9.77	$13.66	$13.37	$12.60

Series NAV
Net assets	$538,026,676	$8,584,554,502	$1,028,423,894	$468,583,782
Shares outstanding	55,067,703	628,798,795	77,099,562	36,774,976
Net asset value, offering price and redemption price per share	$9.77	$13.65	$13.34	$12.74

41

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	High Yield Trust	Investment Quality Bond Trust	Money Market Trust	New Income Trust
Unaffiliated investments, at value	$245,303,602	$321,999,138	$2,127,056,759	$1,416,145,367
Affiliated investments, at value	8,457,426	63,261	—	8,403,401
Repurchase agreements, at value	—	16,400,000	—	123,434
Total investments, at value	253,761,028	338,462,399	2,127,056,759	1,424,672,202
Cash	828,776	117,711	47,734	4,348,675
Foreign currency, at value	42,092	5,997	—	—
Cash held at broker for futures contracts	92,028	—	—	—
Cash segregated at custodian for OTC derivative contracts	270,923	—	—	14
Receivable for investments sold	3,850,789	9,956,087	—	3,788,973
Receivable for delayed delivery securities sold	—	23,538,563	—	9,302,611
Unrealized appreciation on forward foreign currency contracts	75,072	41,817	—	67,041
Receivable for fund shares sold	976,447	1,804,002	—	—
Dividends and interest receivable	3,996,534	1,527,154	772,818	8,253,288
Receivable for securities lending income	9,708	297	—	2,179
Swap contracts, at value	—	13,194	—	—
Receivable for centrally cleared swaps	—	28,496	—	—
Receivable due from advisor	—	—	7,574	—
Other assets	478	429	3,530	1,340
Total assets	263,903,875	375,496,146	2,127,888,415	1,450,436,323

Liabilities
Payable for investments purchased	4,872,963	3,889,394	39,997,889	14,206,730
Payable for delayed delivery securities purchased	—	98,596,708	—	25,268,174
Unrealized depreciation on forward foreign currency contracts	37,003	13,651	—	222,975
Payable for fund shares repurchased	48,005	—	12,645,975	213,878
Payable upon return of securities loaned	8,458,720	63,563	—	8,403,975
Swap contracts, at value	—	1,426,488	—	—
Payable for futures variation margin	14,094	34,003	—	43,779
Payable to affiliates
Accounting and legal services fees	9,444	9,645	80,336	53,952
Trustees’ fees	—	—	1,004	864
Other liabilities and accrued expenses	50,717	51,786	153,864	106,601
Total liabilities	13,490,946	104,085,238	52,879,068	48,520,928
Net assets	$250,412,929	$271,410,908	$2,075,009,347	$1,401,915,395

Net assets consist of
Paid-in capital	$561,535,681	$264,335,813	$2,074,997,022	$1,364,613,615
Undistributed net investment income (loss)	10,315,210	5,036,315	(7)	26,956,248
Accumulated undistributed net realized gain (loss) on investments	(313,762,155)	2,271,807	12,332	(7,735,892)
Net unrealized appreciation (depreciation) on investments	(7,675,807)	(233,027)	—	18,081,424
Net assets	$250,412,929	$271,410,908	$2,075,009,347	$1,401,915,395
Unaffiliated investments, including repurchase agreements, at cost	$253,026,052	$337,613,204	$2,127,056,759	$1,398,233,500
Affiliated investments, at cost	$8,457,745	$63,259	—	$8,403,438
Foreign currency, at cost	$40,082	$6,320	—	—
Net unamortized upfront payment on swaps	—	($364,032)	—	—
Securities loaned, unaffiliated investments, at value	$8,256,011	$62,157	—	$8,207,329

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$86,569,909	$158,217,771	$1,498,074,583	—
Shares outstanding	15,802,330	13,968,453	1,498,083,302	—
Net asset value, offering price and redemption price per share	$5.48	$11.33	$1.00	—

Series II
Net assets	$63,654,925	$83,139,179	$192,253,325	—
Shares outstanding	11,394,066	7,341,723	192,236,841	—
Net asset value, offering price and redemption price per share	$5.59	$11.32	$1.00	—

Series NAV
Net assets	$100,188,095	$30,053,958	$384,681,439	$1,401,915,395
Shares outstanding	18,545,720	2,661,231	384,677,205	108,967,722
Net asset value, offering price and redemption price per share	$5.40	$11.29	$1.00	$12.87

42

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Bond Market Trust B	Ultra Short Term Bond Trust
Unaffiliated investments, at value	$305,124,120	$618,270,633	$612,510,914	$242,866,034
Affiliated investments, at value	—	—	2,040,779	—
Repurchase agreements, at value	962,000	3,120,443	—	303,000
Total investments, at value	306,086,120	621,391,076	614,551,693	243,169,034
Cash	391	—	—	872,717
Foreign currency, at value	—	1,225,771	—	—
Cash held at broker for futures contracts	—	2,421,900	—	—
Cash segregated at custodian for OTC derivative contracts	—	870,000	—	—
Receivable for investments sold	—	795,448	—	—
Unrealized appreciation on forward foreign currency contracts	—	9,001,426	—	—
Receivable for fund shares sold	942	1,031,315	2,964,959	4,309
Dividends and interest receivable	1,379,850	5,403,321	3,862,699	1,455,288
Receivable for securities lending income	120	—	3,323	15
Receivable for futures variation margin	—	345,168	—	—
Receivable due from advisor	—	—	4,157	—
Other assets	445	879	871	397
Total assets	307,467,868	642,486,304	621,387,702	245,501,760

Liabilities
Due to custodian	—	260,389	—	—
Foreign capital gains tax payable	—	25,351	—	—
Payable for investments purchased	—	9,942,483	—	—
Payable for delayed delivery securities purchased	—	—	41,631,523	—
Unrealized depreciation on forward foreign currency contracts	—	8,515,426	—	—
Payable for fund shares repurchased	2,433,931	1,974,198	13,158	579,020
Payable upon return of securities loaned	—	—	2,043,530	—
Payable to affiliates
Accounting and legal services fees	11,998	23,198	22,243	9,347
Trustees’ fees	—	108	45	—
Other liabilities and accrued expenses	52,689	82,223	53,862	44,630
Total liabilities	2,498,618	20,823,376	43,764,361	632,997
Net assets	$304,969,250	$621,662,928	$577,623,341	$244,868,763

Net assets consist of
Paid-in capital	$373,481,201	$633,910,816	$558,973,144	$260,597,328
Undistributed net investment income (loss)	2,704,764	15,682,951	10,582,323	1,523,659
Accumulated undistributed net realized gain (loss) on investments	(69,835,676)	(40,433,920)	(6,356,177)	(17,200,628)
Net unrealized appreciation (depreciation) on investments	(1,381,039)	12,503,081	14,424,051	(51,596)
Net assets	$304,969,250	$621,662,928	$577,623,341	$244,868,763
Unaffiliated investments, including repurchase agreements, at cost	$307,467,159	$609,577,763	$598,086,846	$243,220,630
Affiliated investments, at cost	—	—	$2,040,796	—
Foreign currency, at cost	—	$1,224,768	—	—
Securities loaned, unaffiliated investments, at value	—	—	$1,993,956	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$39,135,841	$484,244,680	$242,204,918	$10,350,153
Shares outstanding	3,206,319	34,861,171	23,532,971	894,566
Net asset value, offering price and redemption price per share	$12.21	$13.89	$10.29	$11.57

Series II
Net assets	$30,873,621	$45,262,593	$64,020,586	$215,584,127
Shares outstanding	2,530,111	3,253,485	6,217,789	18,653,775
Net asset value, offering price and redemption price per share	$12.20	$13.91	$10.30	$11.56

Series NAV
Net assets	$234,959,788	$92,155,655	$271,397,837	$18,934,483
Shares outstanding	19,246,512	6,651,626	26,372,653	1,635,625
Net asset value, offering price and redemption price per share	$12.21	$13.85	$10.29	$11.58

43

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Active Bond Trust	Bond Trust	Core Bond Trust	Global Bond Trust
Interest	$13,823,997	$135,267,954	$15,166,607	$7,774,593
Dividends	82,946	—	—	16,711
Securities lending	74,595	406,685	109,960	—
Less foreign taxes withheld	(164)	(4,068)	(582)	—
Total investment income	13,981,374	135,670,571	15,275,985	7,791,304

Expenses
Investment management fees	2,208,156	25,787,966	3,584,602	2,012,447
Series I distribution and service fees	10,014	50,085	28,940	9,667
Series II distribution and service fees	206,946	615,013	134,722	98,207
Accounting and legal services fees	62,850	775,657	104,804	48,909
Professional fees	35,614	106,937	43,364	48,733
Printing and postage	11,843	94,205	14,750	10,153
Custodian fees	62,383	608,608	74,883	95,633
Trustees’ fees	6,885	82,055	11,278	5,281
Interest expense	—	—	—	21,641
Other	11,965	59,083	16,942	11,865
Total expenses before reductions	2,616,656	28,179,609	4,014,285	2,362,536
Less expense reductions	(28,999)	(359,498)	(48,282)	(22,588)
Net expenses	2,587,657	27,820,111	3,966,003	2,339,948
Net investment income (loss)	11,393,717	107,850,460	11,309,982	5,451,356

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,439,690	12,268,201	2,456,887	184,058
Affiliated investments	(1,661)	(4,176)	(6,531)	—
Futures contracts	—	—	—	4,092,917
Written options	—	—	—	(359,640)
Swap contracts	—	—	—	5,678,069
	2,438,029	12,264,025	2,450,356	9,595,404

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,303,229	115,330,760	14,846,198	16,033,611
Affiliated investments	272	5,246	2,920	—
Futures contracts	—	—	—	222,195
Written options	—	—	—	582,824
Swap contracts	—	—	—	(2,901,334)
	10,303,501	115,336,006	14,849,118	13,937,296
Net realized and unrealized gain (loss)	12,741,530	127,600,031	17,299,474	23,532,700

Increase (decrease) in net assets from operations	$24,135,247	$235,450,491	$28,609,456	$28,984,056

44

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	High Yield Trust	Investment Quality Bond Trust	Money Market Trust	New Income Trust
Interest	$8,070,237	$4,231,317	$7,891,316	$21,059,938
Dividends	94,123	—	—	—
Securities lending	42,342	4,129	—	13,080
Less foreign taxes withheld	(29)	—	—	—
Total investment income	8,206,673	4,235,446	7,891,316	21,073,018

Expenses
Investment management fees	848,274	828,575	4,011,210	3,772,603
Series I distribution and service fees	21,613	39,309	396,815	—
Series II distribution and service fees	80,080	102,625	248,964	—
Accounting and legal services fees	20,977	23,072	182,527	116,999
Professional fees	36,983	40,418	71,422	47,398
Printing and postage	6,994	7,423	70,461	12,905
Custodian fees	16,467	20,565	143,430	101,562
Trustees’ fees	2,467	2,798	20,525	12,631
Other	81,865	7,698	16,689	13,397
Total expenses before reductions	1,115,720	1,072,483	5,162,043	4,077,495
Less expense reductions	(9,754)	(10,971)	(1,455,295)	(115,967)
Net expenses	1,105,966	1,061,512	3,706,748	3,961,528
Net investment income (loss)	7,100,707	3,173,934	4,184,568	17,111,490

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(397,798)	1,057,084	(10,728)	821,968
Affiliated investments	(569)	(281)	—	(368)
Futures contracts	97,104	473,284	—	(1,163,421)
Written options	51,682	3,610	—	19,600
Swap contracts	(73,983)	369,105	—	33,879
	(323,564)	1,902,802	(10,728)	(288,342)

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,744,926	3,460,399	—	18,031,259
Affiliated investments	(104)	105	—	14
Futures contracts	73,025	178,932	—	645,123
Swap contracts	—	(295,595)	—	8,177
	4,817,847	3,343,841	—	18,684,573
Net realized and unrealized gain (loss)	4,494,283	5,246,643	(10,728)	18,396,231

Increase (decrease) in net assets from operations	$11,594,990	$8,420,577	$4,173,840	$35,507,721

45

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — For the six months ended June 30, 2017 (unaudited)

Investment income	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Bond Market Trust B	Ultra Short Term Bond Trust
Interest	$2,418,898	$10,722,018	$7,769,923	$1,825,340
Dividends	—	1,397,081	—	—
Securities lending	16,017	—	53,603	8,226
Less foreign taxes withheld	—	(121,717)	(2,180)	—
Total investment income	2,434,915	11,997,382	7,821,346	1,833,566

Expenses
Investment management fees	884,203	1,860,979	1,338,550	729,499
Series I distribution and service fees	9,968	118,980	57,444	3,017
Series II distribution and service fees	39,278	56,999	83,274	293,546
Accounting and legal services fees	26,801	50,303	48,425	22,123
Professional fees	36,494	43,258	29,377	29,637
Printing and postage	6,893	10,269	11,163	7,904
Custodian fees	19,107	62,010	34,321	17,349
Trustees’ fees	3,046	5,316	5,257	2,758
Other	5,022	7,797	6,679	5,016
Total expenses before reductions	1,030,812	2,215,911	1,614,490	1,110,849
Less expense reductions	(12,423)	(23,300)	(761,778)	(10,436)
Net expenses	1,018,389	2,192,611	852,712	1,100,413
Net investment income (loss)	1,416,526	9,804,771	6,968,634	733,153

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(313,725)	(2,466,957)	838,223	26,218
Affiliated investments	(1)	—	(2,727)	599
Futures contracts	—	(2,849,546)	—	—
	(313,726)	(5,316,503)	835,496	26,817

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,181,128	16,320,741	4,341,845	78,578
Affiliated investments	150	—	847	—
Futures contracts	—	254,841	—	—
	1,181,278	16,575,582	4,342,692	78,578
Net realized and unrealized gain (loss)	867,552	11,259,079	5,178,188	105,395

Increase (decrease) in net assets from operations	$2,284,078	$21,063,850	$12,146,822	$838,548

46

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Active Bond Trust		Bond Trust		Core Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$11,393,717	$24,285,618	$107,850,460	$204,262,156	$11,309,982	$21,113,625
Net realized gain (loss)	2,438,029	2,814,205	12,264,025	16,061,888	2,450,356	16,577,560
Change in net unrealized appreciation (depreciation)	10,303,501	6,141,912	115,336,006	58,460,373	14,849,118	(1,324,280)
Increase (decrease) in net assets resulting from operations	24,135,247	33,241,735	235,450,491	278,784,417	28,609,456	36,366,905
Distributions to shareholders
From net investment income
Series I	—	(1,542,926)	—	(5,861,158)	—	(2,569,290)
Series II	—	(5,823,984)	—	(13,743,822)	—	(2,154,922)
Series NAV	—	(20,167,995)	—	(246,332,663)	—	(20,827,736)
From net realized gain
Series I	—	—	—	—	—	(71,155)
Series II	—	—	—	—	—	(67,162)
Series NAV	—	—	—	—	—	(555,786)
Total distributions	—	(27,534,905)	—	(265,937,643)	—	(26,246,051)
From portfolio share transactions
Portfolio share transactions	(22,271,007)	(34,665,581)	(90,664,629)	(106,113,260)	(5,242,571)	(106,741,327)
Issued in reorganization	—	—	—	62,114,922	—	—
Total from portfolio share transactions	(22,271,007)	(34,665,581)	(90,664,629)	(43,998,338)	(5,242,571)	(106,741,327)
Total increase (decrease)	1,864,240	(28,958,751)	144,785,862	(31,151,564)	23,366,885	(96,620,473)

Net assets
Beginning of period	744,257,220	773,215,971	9,142,341,858	9,173,493,422	1,221,614,921	1,318,235,394
End of period	$746,121,460	$744,257,220	$9,287,127,720	$9,142,341,858	$1,244,981,806	$1,221,614,921

Undistributed net investment income (loss)	$18,064,273	$6,670,556	$174,159,690	$66,309,230	$18,106,100	$6,796,118

	Global Bond Trust		High Yield Trust		Investment Quality Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$5,451,356	$13,376,646	$7,100,707	$16,232,275	$3,173,934	$6,965,797
Net realized gain (loss)	9,595,404	(9,709,927)	(323,564)	(17,199,448)	1,902,802	284,917
Change in net unrealized appreciation (depreciation)	13,937,296	17,698,542	4,817,847	38,241,102	3,343,841	4,112,841
Increase (decrease) in net assets resulting from operations	28,984,056	21,365,261	11,594,990	37,273,929	8,420,577	11,363,555
Distributions to shareholders
From net investment income
Series I	—	—	—	(5,895,173)	—	(3,614,278)
Series II	—	—	—	(4,271,567)	—	(1,712,151)
Series NAV	—	—	—	(6,490,628)	—	(1,226,362)
From net realized gain
Series I	—	—	—	—	—	(974,251)
Series II	—	—	—	—	—	(513,933)
Series NAV	—	—	—	—	—	(320,516)
Total distributions	—	—	—	(16,657,368)	—	(8,361,491)
From portfolio share transactions
Portfolio share transactions	(11,010,377)	(78,498,658)	(10,372,739)	(4,727,357)	(33,466,391)	12,817,819
Total from portfolio share transactions	(11,010,377)	(78,498,658)	(10,372,739)	(4,727,357)	(33,466,391)	12,817,819
Total increase (decrease)	17,973,679	(57,133,397)	1,222,251	15,889,204	(25,045,814)	15,819,883

Net assets
Beginning of period	567,704,825	624,838,222	249,190,678	233,301,474	296,456,722	280,636,839
End of period	$585,678,504	$567,704,825	$250,412,929	$249,190,678	$271,410,908	$296,456,722

Undistributed net investment income (loss)	$18,150,457	$12,699,101	$10,315,210	$3,214,503	$5,036,315	$1,862,381

47

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Money Market Trust		New Income Trust		Short Term Government Income Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$4,184,568	$1,658,481	$17,111,490	$32,731,129	$1,416,526	$2,570,602
Net realized gain (loss)	(10,728)	42,088	(288,342)	2,875,354	(313,726)	1,848,493
Change in net unrealized appreciation (depreciation)	—	—	18,684,573	4,068,577	1,181,278	(2,364,951)
Increase (decrease) in net assets resulting from operations	4,173,840	1,700,569	35,507,721	39,675,060	2,284,078	2,054,144
Distributions to shareholders
From net investment income
Series I	(3,104,038)	(1,247,556)	—	—	—	(690,907)
Series II	(191,136)	—	—	—	—	(485,869)
Series NAV	(889,401)	(410,927)[1]	—	(40,476,813)	—	(4,248,923)
From net realized gain
Series NAV	—	—	—	(6,014,484)	—	—
Total distributions	(4,184,575)	(1,658,483)	—	(46,491,297)	—	(5,425,699)
From portfolio share transactions
Portfolio share transactions	(247,668,319)	(46,056,452)	11,662,584	(102,493,634)	(21,759,754)	(333,593)
Issued in reorganization	—	401,438,296	—	—	—	—
Total from portfolio share transactions	(247,668,319)	355,381,844	11,662,584	(102,493,634)	(21,759,754)	(333,593)
Total increase (decrease)	(247,679,054)	355,423,930	47,170,305	(109,309,871)	(19,475,676)	(3,705,148)

Net assets
Beginning of period	2,322,688,401	1,967,264,471	1,354,745,090	1,464,054,961	324,444,926	328,150,074
End of period	$2,075,009,347	$2,322,688,401	$1,401,915,395	$1,354,745,090	$304,969,250	$324,444,926

Undistributed net investment income (loss)	($7)	—	$26,956,248	$9,844,758	$2,704,764	$1,288,238

1	The inception date for Class NAV shares is 5-2-16.

	Strategic Income Opportunities Trust		Total Bond Market Trust B		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (unaudited)	Year ended 12-31-16
From operations
Net investment income (loss)	$9,804,771	$17,566,072	$6,968,634	$13,634,831	$733,153	$775,730
Net realized gain (loss)	(5,316,503)	4,270,306	835,496	1,397,945	26,817	58,106
Change in net unrealized appreciation (depreciation)	16,575,582	8,338,889	4,342,692	(3,472,334)	78,578	336,335
Increase (decrease) in net assets resulting from operations	21,063,850	30,175,267	12,146,822	11,560,442	838,548	1,170,171
Distributions to shareholders
From net investment income
Series I	—	(11,665,965)	—	(6,096,494)	—	(202,487)
Series II	—	(1,040,246)	—	(2,022,600)	—	(3,827,229)
Series NAV	—	(1,689,359)	—	(7,543,409)	—	(274,183)
Total distributions	—	(14,395,570)	—	(15,662,503)	—	(4,303,899)
From portfolio share transactions
Portfolio share transactions	15,230,800	(6,804,414)	(14,725,122)	77,993,877	(52,628,595)	40,812,370
Total from portfolio share transactions	15,230,800	(6,804,414)	(14,725,122)	77,993,877	(52,628,595)	40,812,370
Total increase (decrease)	36,294,650	8,975,283	(2,578,300)	73,891,816	(51,790,047)	37,678,642

Net assets
Beginning of period	585,368,278	576,392,995	580,201,641	506,309,825	296,658,810	258,980,168
End of period	$621,662,928	$585,368,278	$577,623,341	$580,201,641	$244,868,763	$296,658,810

Undistributed net investment income (loss)	$15,682,951	$5,878,180	$10,582,323	$3,613,689	$1,523,659	$790,506

48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
SERIES I
06-30-2017[3]	9.45	0.16	0.15	0.31	—	—	—	—	9.76	3.28	[4]	0.70	[5]	0.69	[5]	3.28	[5]	40	41
12-31-2016	9.40	0.31	0.10	0.41	(0.36)	—	—	(0.36)	9.45	4.34		0.68	[6]	0.68	[6]	3.18		41	84
12-31-2015	9.88	0.33	(0.31)	0.02	(0.50)	—	—	(0.50)	9.40	0.17		0.69		0.69		3.31		44	60
12-31-2014	9.60	0.31	0.34	0.65	(0.37)	—	—	(0.37)	9.88	6.81		0.69		0.68		3.13		49	62
12-31-2013	10.16	0.36	(0.33)	0.03	(0.59)	—	—	(0.59)	9.60	0.24		0.69		0.68		3.52		51	82
12-31-2012	9.72	0.40	0.54	0.94	(0.43)	(0.07)	—	(0.50)	10.16	9.71		0.69		0.68		3.97		60	86
SERIES II
06-30-2017[3]	9.47	0.15	0.15	0.30	—	—	—	—	9.77	3.17	[4]	0.90	[5]	0.89	[5]	3.08	[5]	168	41
12-31-2016	9.41	0.29	0.11	0.40	(0.34)	—	—	(0.34)	9.47	4.23		0.88	[6]	0.88	[6]	2.98		167	84
12-31-2015	9.90	0.31	(0.32)	(0.01)	(0.48)	—	—	(0.48)	9.41	(0.14)		0.89		0.89		3.13		184	60
12-31-2014	9.62	0.29	0.34	0.63	(0.35)	—	—	(0.35)	9.90	6.59		0.89		0.88		2.94		215	62
12-31-2013	10.18	0.34	(0.33)	0.01	(0.57)	—	—	(0.57)	9.62	0.05		0.89		0.88		3.31		253	82
12-31-2012	9.74	0.38	0.54	0.92	(0.41)	(0.07)	—	(0.48)	10.18	9.48		0.89		0.88		3.78		279	86
SERIES NAV
06-30-2017[3]	9.46	0.16	0.15	0.31	—	—	—	—	9.77	3.28	[4]	0.65	[5]	0.64	[5]	3.33	[5]	538	41
12-31-2016	9.40	0.31	0.11	0.42	(0.36)	—	—	(0.36)	9.46	4.50		0.63	[6]	0.63	[6]	3.23		536	84
12-31-2015	9.89	0.33	(0.32)	0.01	(0.50)	—	—	(0.50)	9.40	0.12		0.64		0.64		3.35		546	60
12-31-2014	9.60	0.32	0.35	0.67	(0.38)	—	—	(0.38)	9.89	6.97		0.64		0.63		3.17		573	62
12-31-2013	10.17	0.36	(0.34)	0.02	(0.59)	—	—	(0.59)	9.60	0.19		0.64		0.63		3.54		552	82
12-31-2012	9.73	0.41	0.53	0.94	(0.43)	(0.07)	—	(0.50)	10.17	9.76		0.64		0.63		4.02		920	86
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.

Bond Trust
SERIES I
06-30-2017[3]	13.31	0.16	0.18	0.34	—	—	—	—	13.65	2.55	[4]	0.65	[5]	0.64	[5]	2.32	[5]	203	47
12-31-2016	13.30	0.31	0.10	0.41	(0.40)	—	—	(0.40)	13.31	3.06		0.65		0.64		2.23		203	73	[6]
12-31-2015	13.67	0.31	(0.27)	0.04	(0.41)	—	—	(0.41)	13.30	0.24		0.65		0.64		2.23		203	62
12-31-2014	13.30	0.31	0.42	0.73	(0.36)	—	—	(0.36)	13.67	5.53		0.64		0.64		2.23		228	104	[6]
12-31-2013	13.99	0.27	(0.46)	(0.19)	(0.40)	(0.10)	—	(0.50)	13.30	(1.36)		0.65		0.64		1.97		249	104
12-31-2012	13.62	0.31	0.55	0.86	(0.39)	(0.10)	—	(0.49)	13.99	6.34		0.65		0.64		2.23		244	114
SERIES II
06-30-2017[3]	13.33	0.14	0.19	0.33	—	—	—	—	13.66	2.48	[4]	0.85	[5]	0.84	[5]	2.12	[5]	500	47
12-31-2016	13.32	0.28	0.10	0.38	(0.37)	—	—	(0.37)	13.33	2.85		0.85		0.84		2.03		506	73	[6]
12-31-2015	13.69	0.28	(0.27)	0.01	(0.38)	—	—	(0.38)	13.32	0.04		0.85		0.84		2.03		511	62
12-31-2014	13.31	0.28	0.44	0.72	(0.34)	—	—	(0.34)	13.69	5.40		0.84		0.84		2.03		558	104	[6]
12-31-2013	14.01	0.24	(0.46)	(0.22)	(0.38)	(0.10)	—	(0.48)	13.31	(1.63)		0.85		0.84		1.77		629	104
12-31-2012	13.64	0.29	0.54	0.83	(0.36)	(0.10)	—	(0.46)	14.01	6.12		0.85		0.84		2.03		634	114
SERIES NAV
06-30-2017[3]	13.31	0.16	0.18	0.34	—	—	—	—	13.65	2.55	[4]	0.60	[5]	0.59	[5]	2.37	[5]	8,585	47
12-31-2016	13.29	0.31	0.12	0.43	(0.41)	—	—	(0.41)	13.31	3.19		0.60		0.59		2.28		8,433	73	[6]
12-31-2015	13.66	0.31	(0.27)	0.04	(0.41)	—	—	(0.41)	13.29	0.29		0.60		0.59		2.28		8,459	62
12-31-2014	13.29	0.31	0.43	0.74	(0.37)	—	—	(0.37)	13.66	5.59		0.59		0.59		2.25		9,854	104	[6]
12-31-2013	13.98	0.28	(0.46)	(0.18)	(0.41)	(0.10)	—	(0.51)	13.29	(1.32)		0.60		0.59		2.03		7,366	104
12-31-2012	13.62	0.32	0.54	0.86	(0.40)	(0.10)	—	(0.50)	13.98	6.31		0.60		0.59		2.26		7,070	114
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

49

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Core Bond Trust
SERIES I
06-30-2017[3]	13.09	0.12	0.18	0.30	—	—	—	—	13.39	2.29 [4]	0.68	[5]	0.67	[5]	1.81	[5]	112	194
12-31-2016	13.01	0.22	0.14	0.36	(0.27)	(0.01)	—	(0.28)	13.09	2.74	0.67		0.66		1.63		121	486
12-31-2015	13.22	0.21	(0.17)	0.04	(0.22)	(0.03)	—	(0.25)	13.01	0.31	0.68		0.67		1.57		141	425	[6]
12-31-2014	12.85	0.21	0.55	0.76	(0.39)	—	—	(0.39)	13.22	5.93	0.67		0.67		1.59		1	356
12-31-2013	13.96	0.21	(0.50)	(0.29)	(0.29)	(0.53)	—	(0.82)	12.85	(2.16)	0.67		0.66		1.54		1	326
12-31-2012	13.83	0.25	0.64	0.89	(0.39)	(0.37)	—	(0.76)	13.96	6.47	0.67		0.67		1.79		2	367
SERIES II
06-30-2017[3]	13.08	0.11	0.18	0.29	—	—	—	—	13.37	2.22 [4]	0.88	[5]	0.87	[5]	1.61	[5]	104	194
12-31-2016	13.00	0.19	0.14	0.33	(0.24)	(0.01)	—	(0.25)	13.08	2.54	0.87		0.86		1.43		114	486
12-31-2015	13.21	0.18	(0.16)	0.02	(0.20)	(0.03)	—	(0.23)	13.00	0.11	0.88		0.87		1.36		128	425	[6]
12-31-2014	12.84	0.18	0.55	0.73	(0.36)	—	—	(0.36)	13.21	5.73	0.87		0.87		1.40		8	356
12-31-2013	13.95	0.18	(0.50)	(0.32)	(0.26)	(0.53)	—	(0.79)	12.84	(2.35)	0.87		0.86		1.34		9	326
12-31-2012	13.82	0.23	0.63	0.86	(0.36)	(0.37)	—	(0.73)	13.95	6.27	0.87		0.87		1.60		12	367
SERIES NAV
06-30-2017[3]	13.03	0.12	0.19	0.31	—	—	—	—	13.34	2.38 [4]	0.63	[5]	0.62	[5]	1.87	[5]	1,028	194
12-31-2016	12.96	0.22	0.14	0.36	(0.28)	(0.01)	—	(0.29)	13.03	2.72	0.62		0.61		1.68		987	486
12-31-2015	13.17	0.21	(0.16)	0.05	(0.23)	(0.03)	—	(0.26)	12.96	0.36	0.63		0.62		1.60		1,049	425	[6]
12-31-2014	12.80	0.22	0.55	0.77	(0.40)	—	—	(0.40)	13.17	6.01	0.62		0.62		1.65		1,018	356
12-31-2013	13.91	0.22	(0.51)	(0.29)	(0.29)	(0.53)	—	(0.82)	12.80	(2.11)	0.62		0.61		1.60		1,690	326
12-31-2012	13.78	0.26	0.63	0.89	(0.39)	(0.37)	—	(0.76)	13.91	6.54	0.62		0.62		1.84		1,734	367
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Global Bond Trust
SERIES I
06-30-2017[3]	12.16	0.12	0.50	0.62	—	—	—	—	12.78	5.10 [4]	0.81	[5]	0.80	[5]	1.87	[5]	38	28
12-31-2016	11.80	0.28	0.08	0.36	—	—	—	—	12.16	3.05	0.81	[6]	0.80	[6]	2.18		40	57
12-31-2015	12.54	0.24	(0.66)	(0.42)	(0.32)	—	—	(0.32)	11.80	(3.50)	0.83		0.82		1.95		42	81
12-31-2014	12.39	0.31	(0.04)	0.27	(0.12)	—	—	(0.12)	12.54	2.28	0.83		0.83		2.43		52	69
12-31-2013	13.16	0.27	(0.98)	(0.71)	(0.06)	—	—	(0.06)	12.39	(5.42)	0.85		0.85		2.11		60	123
12-31-2012[7]	13.23	0.36	0.55	0.91	(0.98)	—	—	(0.98)	13.16	7.03	0.86		0.86		2.71		75	131
SERIES II
06-30-2017[3]	12.00	0.10	0.50	0.60	—	—	—	—	12.60	5.00 [4]	1.01	[5]	1.00	[5]	1.67	[5]	79	28
12-31-2016	11.66	0.25	0.09	0.34	—	—	—	—	12.00	2.92	1.01	[6]	1.00	[6]	1.98		81	57
12-31-2015	12.42	0.21	(0.66)	(0.45)	(0.31)	—	—	(0.31)	11.66	(3.73)	1.03		1.02		1.75		88	81
12-31-2014	12.27	0.28	(0.03)	0.25	(0.10)	—	—	(0.10)	12.42	2.13	1.03		1.03		2.23		113	69
12-31-2013	13.04	0.24	(0.98)	(0.74)	(0.03)	—	—	(0.03)	12.27	(5.67)	1.05		1.05		1.91		137	123
12-31-2012[7]	13.14	0.33	0.55	0.88	(0.98)	—	—	(0.98)	13.04	6.81	1.06		1.06		2.51		164	131
SERIES NAV
06-30-2017[3]	12.12	0.12	0.50	0.62	—	—	—	—	12.74	5.12 [4]	0.76	[5]	0.75	[5]	1.92	[5]	469	28
12-31-2016	11.75	0.28	0.09	0.37	—	—	—	—	12.12	3.15	0.76	[6]	0.75	[6]	2.22		446	57
12-31-2015	12.49	0.24	(0.66)	(0.42)	(0.32)	—	—	(0.32)	11.75	(3.50)	0.78		0.77		2.00		495	81
12-31-2014	12.33	0.32	(0.03)	0.29	(0.13)	—	—	(0.13)	12.49	2.42	0.78		0.78		2.48		557	69
12-31-2013	13.12	0.27	(1.00)	(0.73)	(0.06)	—	—	(0.06)	12.33	(5.54)	0.80		0.80		2.17		683	123
12-31-2012[7]	13.18	0.37	0.55	0.92	(0.98)	—	—	(0.98)	13.12	7.15	0.81		0.81		2.76		724	131
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%. 7. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 202%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.14% and the ratio of expenses to average net assets by 0.02%.

50

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
SERIES I
06-30-2017[3]	5.23	0.16	0.09	0.25	—	—	—	—	5.48	4.78 [4]	0.87	[5]	0.86	[5]	6.06	[5]	87	36
12-31-2016	4.81	0.34	0.45	0.79	(0.37)	—	—	(0.37)	5.23	16.26	0.75	[6]	0.74	[6]	6.74		88	61
12-31-2015	5.70	0.37	(0.84)	(0.47)	(0.42)	—	—	(0.42)	4.81	(8.32)	0.80		0.79		6.51		83	74
12-31-2014	6.09	0.39	(0.36)	0.03	(0.42)	—	—	(0.42)	5.70	0.28	0.78		0.77		6.33		105	72
12-31-2013	6.01	0.40	0.10	0.50	(0.42)	—	—	(0.42)	6.09	8.35	0.79		0.78		6.44		122	99
12-31-2012	5.46	0.44	0.58	1.02	(0.47)	—	—	(0.47)	6.01	18.99	0.77		0.77		7.39		75	80
SERIES II
06-30-2017[3]	5.34	0.16	0.09	0.25	—	—	—	—	5.59	4.68 [4]	1.07	[5]	1.06	[5]	5.85	[5]	64	36
12-31-2016	4.91	0.34	0.45	0.79	(0.36)	—	—	(0.36)	5.34	16.16	0.95	[6]	0.94	[6]	6.54		65	61
12-31-2015	5.80	0.36	(0.84)	(0.48)	(0.41)	—	—	(0.41)	4.91	(8.55)	1.00		0.99		6.32		69	74
12-31-2014	6.19	0.39	(0.37)	0.02	(0.41)	—	—	(0.41)	5.80	0.08	0.98		0.97		6.12		90	72
12-31-2013	6.11	0.40	0.09	0.49	(0.41)	—	—	(0.41)	6.19	8.01	0.99		0.98		6.24		116	99
12-31-2012	5.54	0.43	0.60	1.03	(0.46)	—	—	(0.46)	6.11	18.87	0.97		0.97		7.20		82	80
SERIES NAV
06-30-2017[3]	5.16	0.16	0.08	0.24	—	—	—	—	5.40	4.65 [4]	0.82	[5]	0.81	[5]	6.11	[5]	100	36
12-31-2016	4.75	0.34	0.44	0.78	(0.37)	—	—	(0.37)	5.16	16.56	0.70	[6]	0.70	[6]	6.77		97	61
12-31-2015	5.63	0.36	(0.81)	(0.45)	(0.43)	—	—	(0.43)	4.75	(8.38)	0.75		0.74		6.56		81	74
12-31-2014	6.02	0.39	(0.36)	0.03	(0.42)	—	—	(0.42)	5.63	0.33	0.73		0.72		6.38		90	72
12-31-2013	5.95	0.40	0.09	0.49	(0.42)	—	—	(0.42)	6.02	8.31	0.74		0.73		6.46		97	99
12-31-2012	5.41	0.44	0.57	1.01	(0.47)	—	—	(0.47)	5.95	19.06	0.72		0.72		7.44		100	80
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.

Investment Quality Bond Trust
SERIES I
06-30-2017[3]	10.99	0.13	0.21	0.34	—	—	—	—	11.33	3.09 [4]	0.72	[5]	0.71	[5]	2.33	[5]	158	33
12-31-2016	10.84	0.27	0.20	0.47	(0.25)	(0.07)	—	(0.32)	10.99	4.29	0.67	[6]	0.66	[6]	2.44		161	60
12-31-2015	11.65	0.26	(0.36)	(0.10)	(0.21)	(0.50)	—	(0.71)	10.84	(0.82)	0.69		0.69		2.28		166	97
12-31-2014	11.41	0.31	0.31	0.62	(0.35)	(0.03)	—	(0.38)	11.65	5.47	0.69		0.69		2.60		190	109
12-31-2013	12.34	0.32	(0.55)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.41	(1.93)	0.69		0.68		2.68		205	79
12-31-2012	11.71	0.32	0.57	0.89	(0.26)	—	—	(0.26)	12.34	7.59	0.68		0.68		2.66		220	77
SERIES II
06-30-2017[3]	11.00	0.12	0.20	0.32	—	—	—	—	11.32	2.91 [4]	0.92	[5]	0.91	[5]	2.13	[5]	83	33
12-31-2016	10.85	0.25	0.20	0.45	(0.23)	(0.07)	—	(0.30)	11.00	4.08	0.87	[6]	0.86	[6]	2.25		84	60
12-31-2015	11.66	0.24	(0.36)	(0.12)	(0.19)	(0.50)	—	(0.69)	10.85	(1.02)	0.89		0.89		2.08		91	97
12-31-2014	11.42	0.28	0.32	0.60	(0.33)	(0.03)	—	(0.36)	11.66	5.26	0.89		0.89		2.40		107	109
12-31-2013	12.35	0.30	(0.56)	(0.26)	(0.44)	(0.23)	—	(0.67)	11.42	(2.12)	0.89		0.88		2.48		116	79
12-31-2012	11.72	0.30	0.56	0.86	(0.23)	—	—	(0.23)	12.35	7.37	0.88		0.88		2.46		137	77
SERIES NAV
06-30-2017[3]	10.95	0.13	0.21	0.34	—	—	—	—	11.29	3.11 [4]	0.66	[5]	0.65	[5]	2.35	[5]	30	33
12-31-2016	10.81	0.27	0.20	0.47	(0.26)	(0.07)	—	(0.33)	10.95	4.26	0.63	[6]	0.62	[6]	2.44		52	60
12-31-2015	11.61	0.27	(0.35)	(0.08)	(0.22)	(0.50)	—	(0.72)	10.81	(0.68)	0.64		0.64		2.35		24	97
12-31-2014	11.37	0.31	0.32	0.63	(0.36)	(0.03)	—	(0.39)	11.61	5.54	0.64		0.64		2.63		19	109
12-31-2013	12.30	0.33	(0.56)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.37	(1.88)	0.64		0.63		2.71		17	79
12-31-2012	11.67	0.33	0.56	0.89	(0.26)	—	—	(0.26)	12.30	7.66	0.63		0.63		2.69		26	77
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

51

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period																Ratios and supplemental data
		Income (loss) from investment operations						Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)		Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
SERIES I
06-30-2017[3]	1.00	—	[4]	—	[4]	—	[4]	— [4]	—		—	— [4]	1.00	0.20	[6]	0.46	[7]	0.33	[7]	0.39	[7]	1,498	—
12-31-2016	1.00	—	[4]	—	[4]	—	[4]	— [4]	—		—	— [4]	1.00	0.07		0.48		0.35		0.07		1,718	—
12-31-2015	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.00	[5]	0.56		0.17		—		1,714	—
12-31-2014	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.00	[5]	0.56		0.16		—		1,794	—
12-31-2013	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.01		0.56		0.24		—		2,110	—
12-31-2012	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.01		0.55		0.30		—		2,599	—
SERIES II
06-30-2017[3]	1.00	—	[4]	—	[4]	—	[4]	— [4]	—		—	— [4]	1.00	0.10	[6]	0.66	[7]	0.53	[7]	0.19	[7]	192	—
12-31-2016	1.00	—		—	[4]	—	[4]	—	—		—	—	1.00	0.00	[5]	0.68		0.42		—		211	—
12-31-2015	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.00	[5]	0.76		0.17		—		253	—
12-31-2014	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.00		0.76		0.16		—		315	—
12-31-2013	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.01		0.76		0.24		—		436	—
12-31-2012	1.00	—		—	[4]	—	[4]	—	—	[4]	—	— [4]	1.00	0.01		0.75		0.30		—		701	—
SERIES NAV
06-30-2017[3]	1.00	—	[4]	—	[4]	—	[4]	— [4]	—		—	— [4]	1.00	0.22	[6]	0.41	[7]	0.28	[7]	0.44	[7]	385	—
12-31-2016[8]	1.00	—	[4]	—	[4]	—	[4]	— [4]	—		—	— [4]	1.00	0.11	[6]	0.43	[7]	0.34	[7]	0.16	[7]	394	—
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Less than $0.005 per share 5. Less than 0.005% 6. Not annualized. 7. Annualized. 8. After the close of business on April 29, 2016, holders of Series NAV shares of Money Market Trust B became owners of an equal number of full and fractional Series NAV shares of Money Market Trust. These shares were first offered on 5-2-16.

New Income Trust
SERIES NAV
06-30-2017[3]	12.54	0.16		0.17		0.33		—	—		—	—	12.87	2.63	[4]	0.59	[5]	0.58	[5]	2.49	[5]	1,402	31
12-31-2016	12.63	0.30		0.05		0.35		(0.38)	(0.06)		—	(0.44)	12.54	2.73		0.57	[6]	0.56	[6]	2.34		1,355	51
12-31-2015	13.04	0.31		(0.28)		0.03		(0.40)	(0.04)		—	(0.44)	12.63	0.22		0.59		0.57		2.38		1,464	47
12-31-2014	12.90	0.33		0.42		0.75		(0.61)	—		—	(0.61)	13.04	5.83		0.62		0.60		2.52		1,734	54
12-31-2013	13.80	0.33		(0.62)		(0.29)		(0.43)	(0.18)		—	(0.61)	12.90	(2.12)		0.65		0.63		2.40		2,783	57
12-31-2012	13.55	0.36		0.43		0.79		(0.47)	(0.07)		—	(0.54)	13.80	5.91		0.65		0.63		2.60		2,853	77
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

Short Term Government Income Trust
SERIES I
06-30-2017[3]	12.12	0.05		0.04		0.09		—	—		—	—	12.21	0.74	[4]	0.67	[5]	0.66	[5]	0.88	[5]	39	25
12-31-2016	12.25	0.09		(0.02)		0.07		(0.20)	—		—	(0.20)	12.12	0.57		0.64	[7]	0.64	[7]	0.76		41	71
12-31-2015	12.39	0.09		(0.01)		0.08		(0.22)	—		—	(0.22)	12.25	0.64		0.66		0.65		0.70		45	43
12-31-2014	12.50	0.08		0.06		0.14		(0.25)	—		—	(0.25)	12.39	1.15		0.66		0.65		0.64		51	46
12-31-2013	12.87	0.08		(0.19)		(0.11)		(0.26)	—		—	(0.26)	12.50	(0.86)		0.65		0.65		0.62		63	55
12-31-2012	12.93	0.14		0.02		0.16		(0.22)	—		—	(0.22)	12.87	1.21		0.65		0.65		1.10		76	71
SERIES II
06-30-2017[3]	12.13	0.04		0.03		0.07		—	—		—	—	12.20	0.58	[4]	0.87	[5]	0.86	[5]	0.68	[5]	31	25
12-31-2016	12.25	0.07		(0.01)		0.06		(0.18)	—		—	(0.18)	12.13	0.45		0.84	[7]	0.84	[7]	0.56		33	71
12-31-2015	12.40	0.06		(0.01)		0.05		(0.20)	—		—	(0.20)	12.25	0.36		0.86		0.85		0.50		36	43
12-31-2014	12.51	0.06		0.06		0.12		(0.23)	—		—	(0.23)	12.40	0.94		0.86		0.85		0.44		38	46
12-31-2013	12.88	0.05		(0.19)		(0.14)		(0.23)	—		—	(0.23)	12.51	(1.06)		0.85		0.85		0.43		49	55
12-31-2012	12.94	0.12		0.01		0.13		(0.19)	—		—	(0.19)	12.88	1.01		0.85		0.85		0.90		61	71
SERIES NAV
06-30-2017[3]	12.12	0.06		0.03		0.09		—	—		—	—	12.21	0.74	[4]	0.62	[5]	0.61	[5]	0.93	[5]	235	25
12-31-2016	12.25	0.10		(0.02)		0.08		(0.21)	—		—	(0.21)	12.12	0.62		0.59	[7]	0.59	[7]	0.81		251	71
12-31-2015	12.39	0.09		—	[6]	0.09		(0.23)	—		—	(0.23)	12.25	0.69		0.61		0.60		0.75		247	43
12-31-2014	12.50	0.09		0.06		0.15		(0.26)	—		—	(0.26)	12.39	1.20		0.61		0.60		0.69		303	46
12-31-2013	12.86	0.09		(0.18)		(0.09)		(0.27)	—		—	(0.27)	12.50	(0.74)		0.60		0.60		0.67		311	55
12-31-2012	12.93	0.15		—	[6]	0.15		(0.22)	—		—	(0.22)	12.86	1.18		0.60		0.60		1.14		417	71
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

52

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
SERIES I
06-30-2017[3]	13.41	0.22	0.26	0.48	—	—	—	—	13.89	3.58	[4]	0.74	[5]	0.73	[5]	3.31	[5]	484	27
12-31-2016	13.07	0.40	0.27	0.67	(0.33)	—	—	(0.33)	13.41	5.12		0.72	[6]	0.71	[6]	2.95		473	42
12-31-2015	13.24	0.43	(0.27)	0.16	(0.33)	—	—	(0.33)	13.07	1.22		0.74		0.74		3.18		441	49
12-31-2014	13.17	0.56	0.11	0.67	(0.60)	—	—	(0.60)	13.24	5.14		0.75		0.74		4.13		415	50
12-31-2013	13.44	0.65	(0.15)	0.50	(0.77)	—	—	(0.77)	13.17	3.74		0.78		0.78		4.75		380	45
12-31-2012	12.75	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.44	12.86		0.79		0.79		5.91		359	44
SERIES II
06-30-2017[3]	13.45	0.21	0.25	0.46	—	—	—	—	13.91	3.42	[4]	0.94	[5]	0.93	[5]	3.11	[5]	45	27
12-31-2016	13.10	0.37	0.28	0.65	(0.30)	—	—	(0.30)	13.45	4.98		0.92	[6]	0.91	[6]	2.74		46	42
12-31-2015	13.27	0.40	(0.26)	0.14	(0.31)	—	—	(0.31)	13.10	1.01		0.94		0.94		2.98		51	49
12-31-2014	13.20	0.53	0.12	0.65	(0.58)	—	—	(0.58)	13.27	4.92		0.95		0.94		3.94		57	50
12-31-2013	13.47	0.63	(0.16)	0.47	(0.74)	—	—	(0.74)	13.20	3.53		0.98		0.98		4.56		65	45
12-31-2012	12.78	0.77	0.82	1.59	(0.90)	—	—	(0.90)	13.47	12.61		0.99		0.99		5.72		73	44
SERIES NAV
06-30-2017[3]	13.37	0.23	0.25	0.48	—	—	—	—	13.85	3.59	[4]	0.69	[5]	0.68	[5]	3.38	[5]	92	27
12-31-2016	13.03	0.40	0.27	0.67	(0.33)	—	—	(0.33)	13.37	5.19		0.67	[6]	0.66	[6]	2.98		66	42
12-31-2015	13.20	0.43	(0.26)	0.17	(0.34)	—	—	(0.34)	13.03	1.27		0.69		0.69		3.22		84	49
12-31-2014	13.13	0.56	0.12	0.68	(0.61)	—	—	(0.61)	13.20	5.21		0.70		0.69		4.18		53	50
12-31-2013	13.41	0.65	(0.15)	0.50	(0.78)	—	—	(0.78)	13.13	3.72		0.73		0.73		4.79		51	45
12-31-2012	12.72	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.41	12.95		0.74		0.74		5.95		33	44
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.

Total Bond Market Trust B
SERIES I
06-30-2017[3]	10.08	0.12	0.09	0.21	—	—	—	—	10.29	2.08	[4]	0.57	[5]	0.30	[5]	2.45	[5]	242	23
12-31-2016	10.11	0.25	(0.01)	0.24	(0.27)	—	—	(0.27)	10.08	2.39		0.56		0.30		2.38		227	54
12-31-2015	10.37	0.26	(0.23)	0.03	(0.29)	—	—	(0.29)	10.11	0.25		0.56		0.30		2.53		172	67
12-31-2014	10.09	0.29	0.32	0.61	(0.33)	—	—	(0.33)	10.37	6.11		0.56		0.30		2.76		135	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.49)		0.54		0.30		2.55		106	62
12-31-2012[6]	10.82	0.01	(0.02)	(0.01)	(0.10)	—	—	(0.10)	10.71	(0.14)[4]		0.56	[5]	0.30	[5]	0.62	[5]	127	29	[7,8]
SERIES II
06-30-2017[3]	10.09	0.11	0.10	0.21	—	—	—	—	10.30	2.08	[4]	0.77	[5]	0.50	[5]	2.24	[5]	64	23
12-31-2016	10.12	0.23	(0.01)	0.22	(0.25)	—	—	(0.25)	10.09	2.19		0.76		0.50		2.18		73	54
12-31-2015	10.38	0.24	(0.23)	0.01	(0.27)	—	—	(0.27)	10.12	0.05		0.76		0.50		2.33		68	67
12-31-2014	10.10	0.27	0.32	0.59	(0.31)	—	—	(0.31)	10.38	5.90		0.76		0.50		2.56		69	64
12-31-2013	10.73	0.25	(0.54)	(0.29)	(0.34)	—	—	(0.34)	10.10	(2.77)		0.74		0.50		2.33		79	62
12-31-2012[6]	10.82	0.01	(0.02)	(0.01)	(0.08)	—	—	(0.08)	10.73	(0.11)		0.76	[5]	0.50	[5]	0.42	[5]	145	29	[7,8]
SERIES NAV
06-30-2017[3]	10.07	0.13	0.09	0.22	—	—	—	—	10.29	2.18	[4]	0.52	[5]	0.25	[5]	2.50	[5]	271	23
12-31-2016	10.10	0.25	— [9]	0.25	(0.28)	—	—	(0.28)	10.07	2.45		0.51		0.25		2.43		280	54
12-31-2015	10.36	0.27	(0.24)	0.03	(0.29)	—	—	(0.29)	10.10	0.30		0.51		0.25		2.58		266	67
12-31-2014	10.09	0.29	0.32	0.61	(0.34)	—	—	(0.34)	10.36	6.06		0.51		0.25		2.82		284	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.44)		0.49		0.25		2.60		286	62
12-31-2012	10.46	0.34	0.09	0.43	(0.18)	—	—	(0.18)	10.71	4.08		0.52		0.25		3.16		297	29	[7]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12. 9. Less than $0.005 per share.

53

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
SERIES I
06-30-2017[3]	11.52	0.04	0.01	0.05		—	—	—	—	11.57	0.43 [4]	0.66	[5]	0.65	[5]	0.73	[5]	10	37
12-31-2016	11.64	0.05	0.01	0.06		(0.18)	—	—	(0.18)	11.52	0.52	0.65		0.64		0.43		12	86
12-31-2015	11.80	0.01	(0.01)	—	[6]	(0.16)	—	—	(0.16)	11.64	(0.04)	0.66		0.65		0.12		10	86
12-31-2014	11.98	0.01	(0.01)	—	[6]	(0.18)	—	—	(0.18)	11.80	(0.02)	0.66		0.65		0.05		9	69
12-31-2013	12.13	0.02	(0.03)	(0.01)		(0.14)	—	—	(0.14)	11.98	(0.07)	0.67		0.67		0.15		11	135
12-31-2012	12.20	0.04	0.03	0.07		(0.14)	—	—	(0.14)	12.13	0.54	0.70		0.69		0.34		8	196
SERIES II
06-30-2017[3]	11.52	0.03	0.01	0.04		—	—	—	—	11.56	0.35 [4]	0.86	[5]	0.85	[5]	0.52	[5]	216	37
12-31-2016	11.64	0.03	0.01	0.04		(0.16)	—	—	(0.16)	11.52	0.32	0.85		0.84		0.23		268	86
12-31-2015	11.79	(0.01)	(0.01)	(0.02)		(0.13)	—	—	(0.13)	11.64	(0.15)	0.86		0.85		(0.07)		235	86
12-31-2014	11.98	(0.02)	(0.02)	(0.04)		(0.15)	—	—	(0.15)	11.79	(0.30)	0.86		0.85		(0.14)		214	69
12-31-2013	12.13	(0.01)	(0.02)	(0.03)		(0.12)	—	—	(0.12)	11.98	(0.27)	0.87		0.87		(0.08)		202	135
12-31-2012	12.20	0.02	0.03	0.05		(0.12)	—	—	(0.12)	12.13	0.37	0.90		0.89		0.15		127	196
SERIES NAV
06-30-2017[3]	11.53	0.04	0.01	0.05		—	—	—	—	11.58	0.43 [4]	0.61	[5]	0.60	[5]	0.78	[5]	19	37
12-31-2016	11.64	0.06	0.02	0.08		(0.19)	—	—	(0.19)	11.53	0.66	0.60		0.59		0.48		17	86
12-31-2015	11.80	0.02	(0.02)	—	[6]	(0.16)	—	—	(0.16)	11.64	0.01	0.61		0.60		0.18		14	86
12-31-2014	11.98	0.01	(0.01)	—	[6]	(0.18)	—	—	(0.18)	11.80	0.03	0.61		0.60		0.12		14	69
12-31-2013	12.13	0.02	(0.02)	—	[6]	(0.15)	—	—	(0.15)	11.98	(0.02)	0.62		0.62		0.17		9	135
12-31-2012	12.19	0.05	0.03	0.08		(0.14)	—	—	(0.14)	12.13	0.66	0.65		0.64		0.39		4	196
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-17. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

54

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the portfolios), twelve of which are presented in this report.

The portfolios offer multiple classes of shares: Series I, Series II and Series NAV. The shares currently offered by a specific portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of Core Bond Trust and Strategic Income Opportunities Trust where NAV shares are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarize the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Securities in Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

55

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2017, by major security category or type:

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government and Agency obligations	$243,312,956	—	$243,312,956	—
Foreign government obligations	5,603,504	—	5,603,504	—
Corporate bonds	322,310,363	—	322,310,363	—
Capital preferred securities	2,386,624	—	2,386,624	—
Convertible bonds	285,891	—	285,891	—
Term loans	608,710	—	608,710	—
Municipal bonds	2,831,289	—	2,831,289	—
Collateralized mortgage obligations	97,125,857	—	97,125,857	—
Asset backed securities	64,031,531	—	64,031,531	—
Preferred securities	2,345,870	$2,141,684	203,734	$452
Securities lending collateral	5,897,522	5,897,522	—	—
Short-term investments	77,179,941	70,529,941	6,650,000	—
Total investments in securities	$823,920,058	$78,569,147	$745,350,459	$452
Sale commitments outstanding	($27,495,141)	—	($27,495,141)	—

Global Bond Trust
U.S. Government and Agency obligations	$86,703,074	—	$86,703,074	—
Foreign government obligations	148,233,784	—	148,233,784	—
Corporate bonds	230,543,641	—	230,543,641	—
Term loans	1,284,520	—	1,284,520	—
Municipal bonds	4,806,859	—	4,806,859	—
Collateralized mortgage obligations	57,378,199	—	57,378,199	—
Asset backed securities	57,216,132	—	57,216,132	—
Common stocks	43,717	$43,717	—	—
Preferred securities	297,043	297,043	—	—
Escrow shares	673,110	—	673,110	—
Purchased options	240,499	30,857	209,642	—
Short-term investments	117,536,092	—	117,536,092	—
Total investments in securities	$704,956,670	$371,617	$704,585,053	—
Other financial instruments:
Futures	($704,804)	($704,804)	—	—
Forward foreign currency contracts	3,753,365	—	$3,753,365	—
Written options	(161,304)	(64,030)	(97,274)	—
Interest rate swaps	3,070,309	—	3,070,309	—
Credit default swaps	(720,827)	—	(720,827)	—
Currency swaps	4,458,730	—	4,458,730	—
Volatility swaps	2,675	—	2,675	—

High Yield Trust
U.S. Government and Agency obligations	$1,985,077	—	$1,985,077	—
Foreign government obligations	2,181,696	—	2,181,696	—
Corporate bonds	214,293,817	—	213,478,494	$815,323
Capital preferred securities	952,500	—	952,500	—
Convertible bonds	2,428,183	—	2,428,183	—
Term loans	8,079,434	—	7,896,983	182,451
Collateralized mortgage obligations	933,580	—	933,580	—
Asset backed securities	6,381,123	—	6,381,123	—
Common stocks	3,108,082	$1,016,944	—	2,091,138
Preferred securities	3,735,283	2,041,205	1,499,631	194,447
Escrow certificates	500	—	—	500
Securities lending collateral	8,457,426	8,457,426	—	—
Short-term investments	1,224,327	1,224,327	—	—
Total investments in securities	$253,761,028	$12,739,902	$237,737,267	$3,283,859
Other financial instruments:
Futures	$5,746	$5,746	—	—
Forward foreign currency contracts	38,069	—	$38,069	—

Investment Quality Bond Trust
U.S. Government and Agency obligations	$142,454,356	—	$142,454,356	—
Foreign government obligations	3,864,037	—	3,864,037	—
Corporate bonds	80,113,648	—	80,113,648	—
Municipal bonds	3,883,068	—	3,883,068	—
Term loans	7,131,445	—	7,131,445	—
Collateralized mortgage obligations	31,990,514	—	31,408,118	$582,396
Asset backed securities	51,069,403	—	51,069,403	—
Purchased options	28,164	—	28,164	—

56

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Trust (continued)
Securities lending collateral	$63,261	$63,261	—	—
Short-term investments	17,864,503	—	$17,864,503	—
Total investments in securities	$338,462,399	$63,261	$337,816,742	$582,396
Other financial instruments:
Futures	$218,862	$218,862
Forward foreign currency contracts	28,166	—	$28,166	—
Interest rate swaps	(1,249,239)	—	(1,249,239)	—
Credit default swaps	(368,332)	—	(368,332)	—
Currency swaps	(5,812)	—	(5,812)	—

Strategic Income Opportunities Trust
Foreign government obligations	$108,257,866	—	$108,257,866	—
Corporate bonds	303,924,884	—	303,924,884	—
Capital preferred securities	5,460,682	—	5,460,682	—
Convertible bonds	14,448,474	—	14,448,474	—
Term loans	43,405,110	—	43,405,110	—
Collateralized mortgage obligations	33,151,749	—	33,151,749	—
Asset backed securities	25,666,340	—	25,666,340	—
Common stocks	16,626,684	$16,626,684	—	—
Preferred securities	40,398,457	38,642,385	1,756,072	—
Purchased options	1,825,113	—	1,825,113	—
Warrants	1,620,274	1,620,274	—	—
Short-term investments	26,605,443	—	26,605,443	—
Total investments in securities	$621,391,076	$56,889,343	$564,501,733	—
Other financial instruments:
Futures	$197,395	$197,395	—	—
Forward foreign currency contracts	486,000	—	$486,000	—

As of June 30, 2017, all investments of Money Market Trust, Short Term Government Income Trust and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

As of June 30, 2017, all investments of Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral, which is caterorized as Level 1.

As of June 30, 2017, all investments of Core Bond Trust and Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds, which are categorized as Level 1.

As of June 30, 2017, all investments of New Income Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral, money market funds and futures, which are categorized as Level 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data. In addition, securities were transferred from Level 3 since observable market data became available.

High Yield Trust
	Corporate Bonds	Term Loans	Common Stocks	Preferred Securities	Escrow Certificates	Warrants	Total
Balance as of 12-31-16	$715,749	—	$2,566,983	—	$500	—	$3,283,232
Realized gain (loss)	—	—	—	—	—	$800	800
Change in unrealized appreciation (depreciation)	21,143	($1,843)	(433,399)	($1,187,908)	—	—	(1,602,007)
Purchases	78,431	7,195	1,686,109	1,382,355	—	—	3,154,090
Sales	—	—	(1,728,555)	—	—	(800)	(1,729,355)
Transfers into Level 3	—	177,099	—	—	—	—	177,099
Balance as of 6-30-17	$815,323	$182,451	$2,091,138	$194,447	$500	—	$3,283,859
Change in unrealized at period end*	$16,006	($2,642)	($1,855,323)	($1,187,908)	—	—	($1,607,943)

*	Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of operations.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities are outlined in the table below:

High Yield Trust	Fair Value at 6-30-17		Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$1,288,666		Market Approach	EV/EBITDA multiple Discount	6.06x–10.95x (weighted average 10.02x) 17.5%–25% (weighted average 24.1%)
	$17,343		Market Approach	Estimated liquidation value	$0.38
	$1,306,009
Preferred Securities	$194,447		Market Approach	Prior / recent transactions	$0.01
Corporate Bonds	815,323		Market Approach	Yield	8.77%
Escrow certificates	$500		Market Approach	Estimated liquidation value	$0.03

Total	$2,316,279	*

*	These amounts exclude valuations provided by a broker, which amounted to $967,580.

A change to unobservable inputs of a portfolio’s Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by a portfolio’s custodian, for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, a portfolio delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Obligations to repay cash received by a portfolio are shown on the Statements of assets and liabilities as Payable for open reverse repurchase agreements.

The following table summarizes the open reverse repurchase agreements at June 30, 2017:

Portfolio	Counterparty	Borrowing rate	Settlement date	Maturity date	Borrowing amount		Payable for reverse repurchase agreements		USD Payable for reverse repurchase agreements
Global Bond Trust	BNP Paribas SA1	–0.300%	5/8/2017	8/3/2017	EUR	390,599	EUR	390,426	$445,925
Global Bond Trust	BNP Paribas SA2	–0.300%	5/22/2017	8/3/2017	EUR	294,444	EUR	294,348	336,190
Global Bond Trust	BNP Paribas SA3	–0.400%	4/26/2017	7/27/2017	EUR	1,737,372	EUR	1,736,118	1,982,906
Global Bond Trust	BNP Paribas SA4	0.470%	5/10/2017	7/20/2017	GBP	3,376,264	GBP	3,378,512	4,400,342
Global Bond Trust	BNP Paribas SA5	0.470%	5/11/2017	7/20/2017	GBP	649,668	GBP	650,092	846,712
Global Bond Trust	Merrill Lynch[6]	0.750%	6/20/2017	7/14/2017	CAD	559,000	CAD	559,116	431,151
Global Bond Trust	Merrill Lynch[7]	0.850%	6/14/2017	7/14/2017	CAD	5,028,750	CAD	5,030,650	3,879,280
Global Bond Trust	Merrill Lynch[8]	0.850%	6/14/2017	7/14/2017	CAD	2,754,000	CAD	2,755,040	2,124,491
Global Bond Trust	Merrill Lynch[9]	0.850%	6/14/2017	7/14/2017	CAD	2,693,250	CAD	2,694,267	2,077,628
Global Bond Trust	Morgan Stanley[10]	–0.350%	5/4/2017	8/3/2017	EUR	1,547,585	EUR	1,546,728	1,766,595
Global Bond Trust	Morgan Stanley[11]	–0.350%	5/4/2017	8/3/2017	EUR	2,597,334	EUR	2,595,895	2,964,900
Global Bond Trust	Morgan Stanley[12]	–0.350%	6/14/2017	8/3/2017	EUR	198,562	EUR	198,531	226,752
Global Bond Trust	Morgan Stanley[13]	–0.350%	6/14/2017	8/3/2017	EUR	267,506	EUR	267,464	305,484
Global Bond Trust	Morgan Stanley[14]	–0.500%	5/23/2017	7/27/2017	EUR	2,404,906	EUR	2,403,637	2,745,313
Global Bond Trust	Morgan Stanley[15]	0.300%	6/12/2017	7/20/2017	GBP	3,340,447	GBP	3,340,948	4,351,417
Global Bond Trust	Morgan Stanley[16]	0.400%	5/4/2017	7/20/2017	GBP	1,516,814	GBP	1,517,775	1,976,825
Global Bond Trust	Royal Bank of Scotland[17]	1.150%	6/14/2017	7/6/2017	USD	10,653,000	USD	10,658,445	10,658,445
Global Bond Trust	The Bank of Nova Scotia[18]	1.300%	6/23/2017	7/24/2017	USD	1,128,304	USD	1,128,589	1,128,589
Global Bond Trust	UBS AG19	–0.300%	4/27/2017	8/3/2017	EUR	3,798,611	EUR	3,796,585	4,336,268
Global Bond Trust	UBS AG20	–0.430%	5/25/2017	7/27/2017	EUR	4,296,390	EUR	4,294,543	4,905,010
Global Bond Trust	UBS AG21	–0.450%	4/27/2017	7/27/2017	EUR	2,706,959	EUR	2,704,794	3,089,279
									$54,979,502

[1]	Reverse repurchase agreement with BNP Paribas SA dated 5/8/2017 at –0.300% to be repurchased at EUR 390,316 on 8/3/2017, collateralized by EUR 400,000 Republic of Italy, 2.450% due 9/1/2033 (valued at EUR 385,727, including interest)

[2]	Reverse repurchase agreement with BNP Paribas SA dated 5/22/2017 at –0.300% to be repurchased at EUR 294,265 on 8/3/2017, collateralized by EUR 300,000 Republic of Italy, 2.450% due 9/1/2033 (valued at EUR 289,295, including interest)

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

[3]	Reverse repurchase agreement with BNP Paribas SA dated 4/26/2017 at –0.400% to be repurchased at EUR 1,735,596 on 7/27/2017, collateralized by EUR 1,800,000 Government of France, 1.250% due 5/25/2036 (valued at EUR 1,727,669, including interest)

[4]	Reverse repurchase agreement with BNP Paribas SA dated 5/10/2017 at 0.470% to be repurchased at GBP 3,379,393 on 7/20/2017, collateralized by GBP 2,300,000 Government of United Kingdom, 4.250% due 12/7/2040 (valued at GBP 3,323,972, including interest)

[5]	Reverse repurchase agreement with BNP Paribas SA dated 5/11/2017 at 0.470% to be repurchased at GBP 650,254 on 7/20/2017, collateralized by GBP 500,000 Government of United Kingdom, 3.250% due 1/22/2044 (valued at GBP 638,871, including interest)

[6]	Reverse repurchase agreement with Merrill Lynch dated 6/20/2017 at 0.750% to be repurchased at CAD 559,276 on 7/14/2017, collateralized by CAD 450,576 Government of Canada, 1.500% due 12/1/2044 (valued at CAD 553,704, including interest)

[7]	Reverse repurchase agreement with Merrill Lynch dated 6/14/2017 at 0.850% to be repurchased at CAD 5,032,263 on 7/14/2017, collateralized by CAD 4,500,000 Province of Quebec, 4.250% due 12/1/2021 (valued at CAD 4,958,415, including interest)

[8]	Reverse repurchase agreement with Merrill Lynch dated 6/14/2017 at 0.850% to be repurchased at CAD 2,755,924 on 7/14/2017, collateralized by CAD 2,700,000 Province of Alberta, 2.350% due 6/1/2025 (valued at CAD 2,696,139, including interest)

[9]	Reverse repurchase agreement with Merrill Lynch dated 6/14/2017 at 0.850% to be repurchased at CAD 2,695,132 on 7/14/2017, collateralized by CAD 2,700,000 Province of Alberta, 1.250% due 6/1/2020 (valued at CAD 2,677,563, including interest)

[10]	Reverse repurchase agreement with Morgan Stanley dated 5/4/2017 at –0.350% to be repurchased at EUR 1,546,216 on 8/3/2017, collateralized by EUR 1,600,000 Republic of Italy, 2.450% due 9/1/2033 (valued at EUR 1,542,909, including interest)

[11]	Reverse repurchase agreement with Morgan Stanley dated 5/4/2017 at –0.350% to be repurchased at EUR 2,595,036 on 8/3/2017, collateralized by EUR 2,500,000 Kingdom of Spain, 1.950% due 4/30/2026 (valued at EUR 2,627,045, including interest)

[12]	Reverse repurchase agreement with Morgan Stanley dated 6/14/2017 at –0.350% to be repurchased at EUR 198,465 on 8/3/2017, collateralized by EUR 200,000 Government of France, 3.250% due 9/1/2046 (valued at EUR 199,050, including interest)

[13]	Reverse repurchase agreement with Morgan Stanley dated 6/14/2017 at –0.350% to be repurchased at EUR 267,376 on 8/3/2017, collateralized by EUR 300,000 Republic of Italy, 2.700% due 3/1/2047 (valued at EUR 267,480, including interest)

[14]	Reverse repurchase agreement with Morgan Stanley dated 5/23/2017 at –0.500% to be repurchased at EUR 2,402,735 on 7/27/2017, collateralized by EUR 1,800,000 Government of France, 3.250% due 5/25/2045 (valued at EUR 2,385,747, including interest)

[15]	Reverse repurchase agreement with Morgan Stanley dated 6/12/2017 at 0.300% to be repurchased at GBP 3,341,490 on 7/20/2017, collateralized by GBP 2,500,000 Government of United Kingdom, 3.250% due 1/22/2044 (valued at GBP 3,194,353, including interest)

[16]	Reverse repurchase agreement with Morgan Stanley dated 5/4/2017 at 0.400% to be repurchased at GBP 1,518,094 on 7/20/2017, collateralized by GBP 1,100,000 Government of United Kingdom, 3.500% due 1/22/2045 (valued at GBP 1,476,261, including interest)

[17]	Reverse repurchase agreement with Royal Bank of Scotland dated 6/14/2017 at 1.150% to be repurchased at $10,660,487 on 7/6/2017, collateralized by $10,647,382 U.S. Treasury Inflation Indexed Bonds, 0.125% due 4/15/2022 (valued at $10,594,379, including interest)

[18]	Reverse repurchase agreement with The Bank of Nova Scotia dated 6/23/2017 at 1.300% to be repurchased at $1,129,567 on 7/24/2017, collateralized by $922,561 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1/15/2029 (valued at $1,108,909, including interest)

[19]	Reverse repurchase agreement with UBS AG dated 4/27/2017 at –0.300% to be repurchased at EUR 3,795,509 on 8/3/2017, collateralized by EUR 3,600,000 Kingdom of Spain, 1.950% due 4/30/2026 (valued at EUR 3,782,945, including interest)

[20]	Reverse repurchase agreement with UBS AG dated 5/25/2017 at –0.430% to be repurchased at EUR 4,293,157 on 7/27/2017, collateralized by EUR 4,200,000 Government of France, 2.000% due 5/25/2048 (valued at EUR 4,332,720, including interest)

[21]	Reverse repurchase agreement with UBS AG dated 4/27/2017 at –0.450% to be repurchased at EUR 2,703,880 on 7/27/2017, collateralized by EUR 2,800,000 Government of France, 1.250% due 5/25/2036 (valued at EUR 2,687,485, including interest)

When-issued/delayed-delivery securities.  The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

As a result, Global Bond Trust received the following amount of cash collateral from certain counterparties to these transactions which is recorded as Payable for collateral held by the portfolio.

Fund	Counterparty	Collateral Paid/ (Received)
Global Bond Trust	Morgan Stanley & Co. Inc.	($390,000)

Sale-Buybacks.  Certain portfolios may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase values of the securities to be repurchased by the portfolio are reflected as a liability on the Statements of assets and liabilities. The portfolio will recognize income represented by the price differential between the prices received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the portfolio would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the portfolio may receive a fee for use of the security by the counterparty, which may result in income to the portfolio. The average borrowings by the portfolio and the weighted average interest rate for the six months ended June 30, 2017 and the exposure to the counterparties at June 30, 2017 were as follows:

Fund	Average Borrowing	Weighted average interest rate
Global Bond Trust	$7,705,515	0.26%

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Fund	Counterparty	Payable for funds borrowed	Market value of securities	Net exposure
Global Bond Trust	BNP Paribas	($8,229,433)	$8,028,814	($200,619)

Term loans (Floating rate loans).  The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risks associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At June 30, 2017, Strategic Income Opportunities Trust had $1,740,000 in unfunded loan commitments outstanding.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Foreign taxes are provided for based on the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds.  The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The portfolios will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the value of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2017:

Portfolio	Market Value of Securities on Loan	Cash Collateral Received
Active Bond Trust	$5,772,336	$5,898,403
Bond Trust	14,012,553	14,359,621
Core Bond Trust	3,314,128	3,392,875
High Yield Trust	8,256,011	8,458,720
Investment Quality Bond Trust	62,157	63,563
New Income Trust	8,207,329	8,403,975
Total Bond Market Trust B	1,993,956	2,043,530

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the

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transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The portfolios may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the portfolios invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that a portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 29, 2017, the portfolios had a similar agreement that enabled them to participate in a $1 billion unsecured committed line of credit.

Core Bond Trust and other affiliated funds have entered into a separate $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the six months ended June 30, 2017 were as follows:

Portfolio	Amount
Active Bond Trust	$2,214
Bond Trust	11,097
Core Bond Trust	3,587
Global Bond Trust	2,041
High Yield Trust	1,664
Investment Quality Bond Trust	1,722
Money Market Trust	$3,939
New Income Trust	2,868
Short Term Government Income Trust	1,754
Strategic Income Opportunities Trust	2,044
Total Bond Market Trust B	2,041
Ultra Short Term Bond Trust	1,732

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2016, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of capital loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of December 31, 2016:

			No Expiration Date
Portfolio	2017	2018	Short Term	Long Term
Active Bond Trust	—	—	—	$8,722,279
Bond Trust	$3,252,860	—	$85,741,977	86,376,983
Global Bond Trust	15,094,818	—	11,359,691	2,163,227

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			No Expiration Date
Portfolio	2017	2018	Short Term	Long Term
High Yield Trust	$255,192,811	—	$5,872,582	$51,404,872
New Income Trust	—	—	—	3,315,948
Short Term Government Income Trust	49,933,390	—	3,178,745	12,875,218
Strategic Income Opportunities Trust	29,809,523	—	—	—
Total Bond Market Trust B	886,914	—	763,005	874,126
Ultra Short Term Bond Trust	—	$59,426	6,055,366	9,277,820

As of December 31, 2016, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on June 30, 2017, including short-term investments were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$809,497,530	$22,764,449	($8,341,921)	$14,422,528
Bond Trust	9,213,306,581	131,939,752	(92,596,816)	39,342,936
Core Bond Trust	1,404,222,494	7,492,139	(16,809,323)	(9,317,184)
Global Bond Trust	705,151,171	12,795,051	(12,989,552)	(194,501)
High Yield Trust	262,413,558	11,453,057	(20,105,587)	(8,652,530)
Investment Quality Bond Trust	338,292,494	3,655,645	(3,485,740)	169,905
Money Market Trust	2,127,056,759	—	—	—
New Income Trust	1,410,511,120	23,921,751	(9,760,669)	14,161,082
Short Term Government Income Trust	309,518,925	659,221	(4,092,026)	(3,432,805)
Strategic Income Opportunities Trust	613,747,362	22,830,958	(15,187,244)	7,643,714
Total Bond Market Trust B	605,390,435	15,124,338	(5,963,080)	9,161,258
Ultra Short Term Bond Trust	244,809,859	74,543	(1,715,368)	(1,640,825)

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually with the exception of Money Market Trust. Money Market Trust will declare and pay dividends daily from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, defaulted bonds, derivative transactions, expiration of capital loss carryforwards, merger related transactions, straddle loss deferrals, amortization and accretion on debt securities, wash sale loss deferrals and contingent payment debt instruments.

3.  DERIVATIVE INSTRUMENTS Certain portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, a portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to a portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by a portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities as cash segregated at custodian for OTC derivative contracts. A portfolio’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

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Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions is detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable/payable for centrally cleared swaps, respectively. Securities pledged by a portfolio for exchange-traded and cleared transactions, if any, are identified in the Portfolio of investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a portfolio to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a portfolio to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the portfolios used future contracts during the six months ended June 30, 2017. In addition, the table summarizes the range of notional contract amounts held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end.

Fund	Reason	USD Notional range
Global Bond Trust
To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity, manage duration and as a substitute for securities purchased.
$580 million to $856.1 million
High Yield Trust	To manage against anticipated interest rate changes.	$11.9 million to $42.8 million
Investment Quality Bond Trust
To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, manage duration of the portfolio and as a substitute for securities purchased.
$42.8 million to $99.9 million
New Income Trust
To manage against anticipated interest rate changes, gain exposure to treasuries market, maintain diversity of the portfolio, manage duration of the portfolio and as a substitute for securities purchased.
$175.4 million to $299.8 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	$123.2 million to $165.5 million

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2017. In addition, the table summarizes the range of notional contract amounts held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end.

Fund	Reason	USD Notional range
Global Bond Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity.	$605.5 million to $817.2 million
High Yield Trust	To manage against anticipated changes in currency exchange rates.	$2.1 million to $2.8 million
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates and manage currency exposure.	$2.5 million to $12.3 million
New Income Trust	To manage against anticipated changes in currency exchange rates and manage currency exposure.	$9.5 million to $12.7 million
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates and enhance potential gain/income.	$402.6 million to $1.0 billion

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If the portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the portfolio enters into a closing sale transaction,

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the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

The following table details how the portfolios used purchased options during the six months ended June 30, 2017. In addition, the table summarizes the range of market value for purchased options held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end.

Fund	Reason	Market Value
Global Bond Trust	To gain exposure to the bond market, maintain diversity and as a substitute for securities purchased.	$223,337 to $1.5 million
High Yield Trust	To manage against potential credit events. At June 30, 2017, there were no open purchased option contracts.	Up to $2,274
Investment Quality Bond Trust	To manage against anticipated currency exchange rates.	Up to $28,164
New Income Trust	To manage duration of the portfolio. At June 30, 2017, there were no open purchased option contracts.	Up to $97,500
Strategic Income Opportunities Trust	To manage against anticipated currency exchange rates.	$1.1 million to $2.4 million

The following table details how the portfolios used written options during the six months ended June 30, 2017:

Portfolio	Type	Reason
Global Bond Fund	Exchange-Traded Futures	To manage duration of the portfolio, manage against anticipated interest rate changes, and to maintain diversity of the portfolio ..
	Foreign Currency	To manage against anticipated currency exchange rates, gain exposure to foreign currency, and as a substitute for securities purchased.
	Inflation Floors	To manage duration of the portfolio, manage against anticipated interest rate changes, and as a substitute for securities purchased.
	Interest Rate Swaptions	To manage duration of the portfolio, manage against anticipated interest rate changes, and maintain diversity of the portfolio.
High Yield Trust	Interest Rate Swaptions	To manage against potential credit events. At June 30, 2017, there were no open written option contracts.
Investment Quality Bond Trust	Foreign Currency	To manage against anticipated currency exchange rates. At June 30, 2017, there were no open written option contracts.
New Income Trust	Credit Default Swaptions	To gain exposure to security or credit index and substitute for securities purchased. At June 30, 2017, there were no open written option contracts.

The following tables summarize the portfolios’ written options activities during the six months ended June 30, 2017:

	CAD Notional Amount	EUR Notional Amount	GBP Notional Amount	JPY Notional Amount	USD Notional Amount	Premiums Received
Global Bond Trust
Outstanding, beginning of period	—	2,314,000	11,321,000	1,040,000,000	64,700,000	$1,328,536
Options written	8,969,000	6,944,500	—	—	37,543,000	502,084
Options closed	(6,169,000)	—	—	—	(73,500,000)	(1,215,611)
Options exercised	—	(3,046,000)	—	(1,040,000,000)	—	(21,693)
Options expired	—	(5,360,000)	(11,321,000)	—	(3,700,000)	(211,610)
Outstanding, end of period	2,800,000	852,500	—	—	25,043,000	$381,706

	Contract	Premiums Received
High Yield Trust
Outstanding, beginning of period	—	—
Options written	16,671,600	$51,682
Options closed	—	—
Options exercised	—	—
Options expired	(16,671,600)	(51,682)
Outstanding, end of period	—	—

	Contract	Premiums Received
Investment Quality Bond Trust
Outstanding, beginning of period	—	—
Options written	477,000	$3,611
Options closed	—	—
Options exercised	—	—
Options expired	(477,000)	(3,611)
Outstanding, end of period	—	—

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	Contract	Premiums Received
New Income Trust
Outstanding, beginning of period	—	—
Options written	56,000,000	$106,750
Options closed	(56,000,000)	(106,750)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	—	—

Swaps.  Swap agreements are agreements between a portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by a counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the portfolios used interest rate swaps during the six months ended June 30, 2017. In addition, the table summarizes the range of notional contract amounts hel by the portfolios during the six months ended June 30, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Trust	To manage duration of the portfolio, manage against anticipated interest rate changes, gain exposure to treasury markets and as a substitute for securities purchased.	$713.3 million to $1.5 billion
Investment Quality Bond Trust	To manage duration of the portfolio.	$9.0 million to $16.7 million

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit Default Swaps-Buyer

The following table details how the portfolios used credit default swap contracts as a buyer of protection during the six months ended June 30, 2017. In addition, the table summarizes the range of notional contract amounts held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end.

Fund	Reason	USD Notional range
Global Bond Trust	To manage against potential credit events, to gain exposure to a security or credit index, and as a substitute for securities purchased.	$40.9 million to $251.2 million
High Yield Trust	To manage against potential credit events. At June 30, 2017, there were no open credit default swap contracts.	Up to $4.9 million
Investment Quality Bond Trust	To manage against potential credit events, to gain exposure to security or credit index and, as a substitute for securities purchased.	Up to $9.3 million
New Income Trust	To manage against potential credit events. At June 30, 2017, there were no open credit default swap contracts.	Up to $3.4 million

Credit Default Swaps-Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

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The following table details how the portfolios used credit default swap contracts as a seller of protection during the six months ended June 30, 2017. In addition, the table summarizes the range of notional contract amounts held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end.

Fund	Reason	USD Notional range
Global Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and substitute for securities purchased.	$10.9 million to $31.5 million
Investment Quality Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and temporarily substitute for securities purchased.	$2.8 million to $19.6 million
New Income Trust	To take a long position in the exposure of the benchmark credit.	Up to $0.9 million

Currency swaps.  A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table details how the portfolios used currency swaps during the six months ended June 30, 2017. In addition, the table summarizes the range of notional contract amounts held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Trust	To manage against anticipated currency exchange rates, maintain diversity of the portfolio, and to gain exposure to foreign currencies.	$112.7 million to $175.6 million
Investment Quality Bond Trust	To express a view on the differential between rates in two different markets.	Up to $244,183

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swaps will break even.

Global Bond Trust

The portfolio used inflation swaps to take a position on current versus future inflation expectations. The portfolio held inflation swaps with total USD notional amounts ranging approximately up to $489.820, as measured at each quarter end. At June 30, 2017, the portfolio held no inflation swap contracts.

Volatility Swaps.  Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, the portfolio would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility the portfolio would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

Global Bond Trust

The portfolio used volatility swaps to take a position on future expectations of volatility. The portfolio held volatility swaps with total USD notional amounts ranging from approximately $20,242 to $67,844, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2017 by risk category:

Fund	Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Global Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$866,947	($1,571,751)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	10,313,009	(6,559,644)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	169,093	—
	Interest rate	Unaffiliated investments, at value*	Purchased options	71,406	—
	Foreign currency	Written options, at value	Written options	—	(89,445)
	Interest rate	Written options, at value	Written options	—	(71,859)
	Credit	Swap contracts, at value	Credit default swapsˆ	468,704	(1,189,531)
	Foreign currency	Swap contracts, at value	Volatility swapsˆ	11,528	(8,853)
	Foreign currency	Swap contracts, at value	Currency swapsˆ	4,458,730	—
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	6,898,962	(3,828,653)
				$23,258,379	($13,319,736)

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Fund	Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
High Yield Trust	Interest rate	Receivable/payable for futures	Futures†	$28,388	($22,642)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	75,072	(37,003)
				$103,460	($59,645)
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$243,254	($24,392)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	41,817	(13,651)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	28,164	—
	Credit	Swap contracts, at value	Credit default swapsˆ	13,194	(381,526)
	Foreign currency	Swap contracts, at value	Currency swapsˆ	—	(5,812)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	136,672	(1,385,911)
				$463,101	($1,811,292)
New Income Trust	Interest rate	Receivable/payable for futures	Futures†	$325,880	($122,942)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	67,041	(222,975)
				$392,921	($345,917)
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures	Futures†	$276,289	($78,894)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	9,001,426	(8,515,426)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	1,825,113	—
				$11,102,828	($8,594,320)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio of investments

ˆ	Reflects cumulative value of swap contracts. Receivable/Payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statements of assets and liabilities.

For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between a portfolio and the applicable counterparty. The table below reflects certain portfolios’ exposure to counterparties subject to an ISDA for OTC derivative transactions:

Other Financial Instruments	Asset	Liability
Global Bond Trust
Credit default swaps	$51,766	($471,565)
Currency swaps	4,458,730	—
Forward foreign currency contracts	10,313,009	(6,559,644)
Purchased options	209,642	—
Volatility swaps	11,528	(8,853)
Written options	—	(97,274)
	$15,044,675	($7,137,336)

Strategic Income Opportunities Trust
Forward foreign currency contracts	$9,001,426	($8,515,426)
Purchased options	1,825,113	—
	$10,826,539	($8,515,426)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
Global Bond Trust
Bank of America, N.A.	($696,047)	—	$696,047	—
Barclays Capital	40,747	—	—	$40,747
BNP Paribas SA	(359,265)	—	307,266	(51,999)
Citibank N.A.	732,001	—	332,450	1,064,451
Credit Suisse	(156,167)	—	—	(156,167)
Deutsche Bank AG	106,158	—	—	106,158
Goldman Sachs Bank	3,432,306	$640,343	—	2,791,963
Goldman Sachs International	(36,169)	—	—	(36,169)

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Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
HSBC Bank USA	$626,298	$626,298	—	—
JPMorgan Chase Bank N.A.	(1,058,503)	—	$1,058,503	—
Morgan Stanley Bank, N.A.	(496,749)	—	425,636	($71,113)
Morgan Stanley Capital Services, Inc.	16,442	16,442	—	—
Nomura Global Financial Products, Inc.	(123,203)	—	114,287	(8,916)
Royal Bank of Canada	257,859	—	—	257,859
Royal Bank of Scotland	455,460	10,091	—	445,369
Standard Chartered Bank	223,257	223,257	—	—
UBS AG	4,942,914	4,942,914	—	—
Totals	$7,907,339	$6,459,345	$2,934,189	$4,382,183

Strategic Income Opportunities Trust
Australia and New Zealand Banking Group	($1,014,118)	—	$840,000	($174,118)
Bank of Nova Scotia	333,200	$266,663	—	66,537
Canadian Imperial Bank	33,840	33,840	—	—
Citibank N.A.	(302,945)	—	—	(302,945)
Goldman Sachs Bank USA	2,067,857	1,080,000	—	987,857
HSBC Bank USA	(176,440)	—	—	(176,440)
JPMorgan Chase Bank N.A.	373,100	—	—	373,100
Morgan Stanley & Company, Inc.	(196,440)	—	30,000	(166,440)
RBC Dominion Securities, Inc.	211,359	211,359	—	—
Royal Bank of Canada	61,974	—	—	61,974
Standard Chartered Bank	(11,374)	—	—	(11,374)
State Street Bank and Trust Company	557,236	557,236	—	—
Toronto Dominion Bank	252,836	252,836	—	—
UBS Securities LLC	7,477	—	—	7,477
U.S. Bank	113,551	113,551	—	—
Totals	$2,311,113	$2,515,485	$870,000	$665,628

Effect of derivative instruments on the Statement of operations

The table below summarize the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2017:

	Statements of operations Location—Net realized gain (loss) on:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Written Options	Futures Contracts	Swap Contracts	Unaffiliated Investments and Foreign Currency Transactions[2]	Total
Global Bond Trust	Credit	—	—	—	($1,022,108)	—	($1,022,108)
	Foreign currency	($64,067)	$291,434	—	(2,860,159)	($2,601,651)	(5,234,443)
	Interest rate	282,459	(651,074)	$4,092,917	9,560,336	—	13,284,638
		$218,392	($359,640)	$4,092,917	$5,678,069	($2,601,651)	$7,028,087
High Yield Trust	Credit	($53,349)	$51,682	—	($73,983)	—	($75,650)
	Foreign currency	—	—	—	—	$17,708	17,708
	Interest rate	—	—	$97,104	—	—	97,104
		($53,349)	$51,682	$97,104	($73,983)	$17,708	$39,162
Investment Quality Bond Trust	Credit	—	—	—	$489,478	—	$489,478
	Foreign currency	$15,011	$3,610	—	—	($46,676)	(28,055)
	Interest rate	—	—	$473,284	(120,373)	—	352,911
		$15,011	$3,610	$473,284	$369,105	($46,676)	$814,334
New Income Trust	Interest rate	($43,894)	$19,600	($1,163,421)	—	—	($1,187,715)
	Credit	—	—	—	$33,879	—	33,879
	Foreign currency	—	—	—	—	$37,366	37,366
		($43,894)	$19,600	($1,163,421)	$33,879	$37,366	($1,116,470)
Strategic Income Opportunities Trust	Foreign currency	($360,306)	—	—	—	($1,204,026)	($1,564,332)
	Interest rate	—	—	($2,849,546)	—	—	(2,849,546)
		($360,306)	—	($2,849,546)	—	($1,204,026)	($4,413,878)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

[2]	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of operations.

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The table below summarize the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2017:

	Statements of operations Location—Change in unrealized appreciation (depreciation) of:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Written Options	Futures Contracts	Swap Contracts	Unaffiliated Investments and Foreign Currency Transactions[2]	Total
Global Bond Trust	Credit	—	—	—	$185,097	—	$185,097
	Foreign currency	$4,815	($153,329)	—	8,885,458	$2,092,673	10,829,617
	Interest rate	(631,246)	736,153	$222,195	(11,971,889)	—	(11,644,787)
		($626,431)	582,824	$222,195	($2,901,334)	$2,092,673	($630,073)
High Yield Trust	Foreign currency	—	—	—	—	$66,068	$66,068
	Interest rate	—	—	$73,025	—	—	73,025
		—	—	$73,025	—	$66,068	$139,093
Investment Quality Bond Trust	Credit	—	—	—	($359,595)	—	($359,595)
	Foreign currency	$7,364	—	—	(5,812)	($232,664)	(231,112)
	Interest rate	—	—	$178,932	69,812	—	248,744
		$7,364	—	$178,932	($295,595)	($232,664)	($341,963)
New Income Trust	Credit	—	—	—	$8,177	—	$8,177
	Foreign currency	—	—	—	—	($1,045,009)	(1,045,009)
	Interest rate	($27,902)	—	$645,123	—	—	617,221
		($27,902)	—	$645,123	$8,177	($1,045,009)	($419,611)
Strategic Income Opportunities Trust	Foreign currency	($1,623,855)	—	—	—	($1,915,808)	($3,539,663)
	Interest rate	—	—	$254,841	—	—	254,841
		($1,623,855)	—	$254,841	—	($1,915,808)	($3,284,822)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

[2]	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisory, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the portfolios and the net assets of a similar portfolio of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II are advised by John Hancock Advisers LLC (JHA), an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

•	Active Bond Trust — a) 0.60% of the first $2.5 billion of aggregate net assets; b) 0.575% of aggregate net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of aggregate net assets.

•	Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

•	Global Bond Trust — 0.70% of the aggregate net assets.

•	High Yield Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

•	Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets and b) 0.425% of the next $250 million aggregate net assets and c) 0.375% of the next $250 million aggregate net assets and d) 0.35% of the next $500 million aggregate net assets and e) 0.325% of the next $500 million aggregate net assets and f) 0.30% of the next $500 million aggregate net assets and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.

•	New Income Trust — a) If the average net assets of the portfolio are less than $100 million i) 0.725% of the first $50 million average net assets and ii) 0.675% of the next $50 million average net assets; b) 0.650% of average net assets if the average net assets are between $100 million and $250 million; c) 0.600% of average net assets if the average net assets are between $250 million and $500 million; d) if the average net assets are between $500 million and $1 billion i) 0.575% of the first $500 million average net assets and ii) 0.550% of average net assets over $500 million and e) 0.550% of average net assets if the average net assets exceed $1 billion.

•	Short Term Government Income Trust — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Strategic Income Opportunities Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of the next $3 billion of aggregate net assets; c) 0.600% of the next $4 billion of aggregate net assets; d) 0.590% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets.

•	Total Bond Market Trust B — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.

•	Ultra Short Term Bond Trust — a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. The portfolios’ management is allocated among the following managers:

Portfolio	Subadvisors
Active Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Core Bond Trust	Wells Capital Management, Inc.
Global Bond Trust	Pacific Investment Management Company, LLC
High Yield Trust	Western Asset Management Company (Sub-Subadvisor is Western Asset Management Company Limited)
Investment Quality Bond Trust	Wellington Management Company, LLP
Money Market Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]
New Income Trust	T. Rowe Price Associates, Inc.
Short Term Government Income Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Strategic Income Opportunities Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Total Bond Market Trust B	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Ultra Short Term Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]

[1]	An affiliate of the Advisor.

[2]	Effective May 1, 2017, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited was replaced by John Hancock Asset Management a division of Manulife Asset Management (US) LLC.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the portfolios dealing with services for shareholders and others with beneficial interest in shares of portfolios. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
Active Bond Trust	0.15%
Bond Trust	0.15%
Core Bond Trust	0.15%
Global Bond Trust	0.15%
High Yield Trust	0.15%
Investment Quality Bond Trust	0.15%
Money Market Trust	0.15%
New Income Trust	0.15%
Short Term Government Income Trust	0.15%
Strategic Income Opportunities Trust	0.15%
Ultra Short Term Bond Trust	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended June 30, 2017, this waiver amounted to 0.01% of the portfolios’ average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolios and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts New Income Trust and may be terminated at any time by the Advisor.

The Distributor has voluntarily agreed to reimburse certain class-specific portfolio expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) for Money Market Trust to the extent necessary in order to maintain a minimum yield for all classes of the portfolio. In addition, the Advisor voluntarily agreed to reimburse certain portfolio expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific portfolio expenses is fully utilized.

The Advisor has contractually agreed to waive its advisory fee on Money Market Trust in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market Trust’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense waiver will remain in effect until April 30, 2018, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its advisory fee for Total Bond Market Trust B in an amount so that annual operating expenses do not exceed 0.25% of the Total Bond Market Trust B’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, borrowing costs, prime

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The expense waivers will remain in effect until April 30, 2018, and may terminate any time thereafter.

For the six months ended June 30, 2017, the expense reductions described above amounted to:

Expense Reimbursement by Class

Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,573	$6,504	$20,922	28,999
Bond Trust	7,872	19,327	332,299	359,498
Core Bond Trust	4,542	4,228	39,512	48,282
Global Bond Trust	1,517	3,086	17,985	22,588
High Yield Trust	3,394	2,514	3,846	9,754
Investment Quality Bond Trust	6,179	3,226	1,566	10,971
Money Market Trust	1,055,880	132,578	266,837	1,455,295
New Income Trust	—	—	115,967	115,967
Short Term Government Income Trust	1,566	1,233	9,624	12,423
Strategic Income Opportunities Trust	18,691	1,790	2,819	23,300
Total Bond Market Trust B	307,522	88,941	365,315	761,778
Ultra Short Term Bond Trust	474	9,212	750	10,436

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2016 were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Active Bond Trust	0.59%
Bond Trust	0.56%
Core Bond Trust	0.58%
Global Bond Trust	0.69%
High Yield Trust	0.68%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.23%
New Income Trust	0.53%
Short Term Government Income Trust	0.55%
Strategic Income Opportunities Trust	0.62%
Total Bond Market Trust B	0.20%
Ultra Short Term Bond Trust	0.54%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2017 amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income
Active Bond Trust	Lender	$3,435,974	1	0.845%	$81
Bond Trust	Lender	$2,754,496	1	0.880%	$67
Short Term Government Income Trust	Lender	$3,698,652	1	0.880%	$90
Total Bond Market Trust B	Lender	$7,166,694	1	0.845%	$168

71

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolios’ shares for the six months June 30, 2017 and for the year ended December 31, 2016 were as follows:

Active Bond Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	166,929	$1,614,132	241,973	$2,355,086
Distributions reinvested	—	—	161,517	1,542,926
Repurchased	(369,010)	(3,543,077)	(708,649)	(6,853,461)
Net decrease	(202,081)	($1,928,945)	(305,159)	($2,955,449)
Series II shares
Sold	851,265	$8,215,575	747,616	$7,279,480
Distributions reinvested	—	—	608,394	5,823,984
Repurchased	(1,363,894)	(13,156,313)	(3,198,894)	(31,044,394)
Net decrease	(512,629)	($4,940,738)	(1,842,884)	($17,940,930)
Series NAV shares
Sold	2,400,394	$23,128,218	894,251	$8,688,479
Distributions reinvested	—	—	2,109,280	20,167,995
Repurchased	(4,003,142)	(38,529,542)	(4,392,753)	(42,625,676)
Net decrease	(1,602,748)	($15,401,324)	(1,389,222)	($13,769,202)
Total net decrease	(2,317,458)	($22,271,007)	(3,537,265)	($34,665,581)

Bond Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	513,829	$6,939,565	863,855	$11,752,344
Issued in reorganization (Note 10)	—	—	363,902	4,996,868
Distributions reinvested	—	—	433,905	5,861,158
Repurchased	(915,229)	(12,337,180)	(1,691,936)	(23,181,354)
Net decrease	(401,400)	($5,397,615)	(30,274)	($570,984)
Series II shares
Sold	2,373,190	$32,088,975	16,590,635	$225,869,381
Issued in reorganization (Note 10)	—	—	2,125,600	29,207,548
Distributions reinvested	—	—	1,016,225	13,743,822
Repurchased	(3,756,758)	(50,675,544)	(20,151,466)	(275,705,115)
Net decrease	(1,383,568)	($18,586,569)	(419,006)	($6,884,364)
Series NAV shares
Sold	7,421,699	$99,582,888	89,018,798	$1,218,978,258
Issued in reorganization (Note 10)	—	—	2,033,139	27,910,506
Distributions reinvested	—	—	18,256,091	246,332,663
Repurchased	(12,290,853)	(166,263,333)	(112,046,695)	(1,529,764,417)
Net decrease	(4,869,154)	($66,680,445)	(2,738,667)	($36,542,990)
Total net decrease	(6,654,122)	($90,664,629)	(3,187,947)	($43,998,338)

Core Bond Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	32,776	$432,411	601,178	$8,087,177
Distributions reinvested	—	—	199,038	2,640,445
Repurchased	(865,741)	(11,466,072)	(2,377,272)	(31,939,494)
Net decrease	(832,965)	($11,033,661)	(1,577,056)	($21,211,872)
Series II shares
Sold	17,577	$232,588	769,284	$10,288,956
Distributions reinvested	—	—	167,572	2,222,084
Repurchased	(965,986)	(12,762,476)	(2,080,085)	(27,899,818)
Net decrease	(948,409)	($12,529,888)	(1,143,229)	($15,388,778)
Series NAV shares
Sold	3,255,057	$42,832,663	3,340,471	$44,688,341
Distributions reinvested	—	—	1,619,357	21,383,522
Repurchased	(1,852,672)	(24,511,685)	(10,217,119)	(136,212,540)
Net increase (decrease)	1,402,385	$18,320,978	(5,257,291)	($70,140,677)
Total net decrease	(378,989)	($5,242,571)	(7,977,576)	($106,741,327)

Global Bond Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	32,713	$409,463	294,937	$3,697,335
Repurchased	(332,371)	(4,146,784)	(543,913)	(6,848,357)
Net decrease	(299,658)	($3,737,321)	(248,976)	($3,151,022)
Series II shares
Sold	178,144	$2,202,278	863,120	$10,640,272
Repurchased	(687,799)	(8,419,562)	(1,644,878)	(20,387,802)
Net decrease	(509,655)	($6,217,284)	(781,758)	($9,747,530)
Series NAV shares
Sold	1,320,056	$16,210,628	866,165	$11,027,385
Repurchased	(1,381,450)	(17,266,400)	(6,169,554)	(76,627,491)
Net decrease	(61,394)	($1,055,772)	(5,303,389)	($65,600,106)
Total net decrease	(870,707)	($11,010,377)	(6,334,123)	($78,498,658)

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PORTFOLIO SHARE TRANSACTIONS, CONTINUED

High Yield Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	585,428	$3,151,790	2,124,524	$10,549,739
Distributions reinvested	—	—	1,139,683	5,895,173
Repurchased	(1,562,664)	(8,392,395)	(3,804,563)	(19,548,599)
Net decrease	(977,236)	($5,240,605)	(540,356)	($3,103,687)
Series II shares
Sold	480,681	$2,643,757	1,925,994	$9,876,392
Distributions reinvested	—	—	808,972	4,271,567
Repurchased	(1,243,236)	(6,825,497)	(4,658,524)	(23,844,985)
Net decrease	(762,555)	($4,181,740)	(1,923,558)	($9,697,026)
Series NAV shares
Sold	1,474,316	$7,820,299	5,092,588	$25,520,865
Distributions reinvested	—	—	1,272,452	6,490,628
Repurchased	(1,656,541)	(8,770,693)	(4,670,586)	(23,938,137)
Net increase (decrease)	(182,225)	($950,394)	1,694,454	$8,073,356
Total net decrease	(1,922,016)	($10,372,739)	(769,460)	($4,727,357)

Investment Quality Bond Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	298,161	$3,335,995	745,948	$8,356,424
Distributions reinvested	—	—	410,450	4,588,529
Repurchased	(942,956)	(10,513,813)	(1,856,053)	(20,715,595)
Net decrease	(644,795)	($7,177,818)	(699,655)	($7,770,642)
Series II shares
Sold	304,558	$3,410,995	385,602	$4,311,115
Distributions reinvested	—	—	198,788	2,226,084
Repurchased	(572,937)	(6,387,102)	(1,343,883)	(15,081,193)
Net decrease	(268,379)	($2,976,107)	(759,493)	($8,543,994)
Series NAV shares
Sold	403,665	$4,516,607	3,069,130	$34,684,911
Distributions reinvested	—	—	138,919	1,546,878
Repurchased	(2,512,629)	(27,829,073)	(639,007)	(7,099,334)
Net increase (decrease)	(2,108,964)	($23,312,466)	2,569,042	$29,132,455
Total net increase (decrease)	(3,022,138)	($33,466,391)	1,109,894	$12,817,819

Money Market Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	53,495,280	$53,495,280	363,226,069	$363,226,069
Distributions reinvested	3,086,152	3,086,152	1,247,556	1,247,556
Repurchased	(276,030,446)	(276,030,446)	(361,391,535)	(361,391,535)
Net increase (decrease)	(219,449,014)	($219,449,014)	3,082,090	$3,082,090
Series II shares
Sold	6,248	$6,248	502,625	$502,625
Distributions reinvested	189,888	189,888	—	—
Repurchased	(19,162,008)	(19,162,008)	(42,132,444)	(42,132,444)
Net decrease	(18,965,872)	($18,965,872)	(41,629,819)	($41,629,819)
Series NAV shares
Sold	96,998,488	$96,998,488	112,106,339	$112,105,274
Issued in reorganization (Note 10)	—	—	401,438,296	401,438,296
Distributions reinvested	884,136	884,136	410,927	410,927
Repurchased	(107,136,057)	(107,136,057)	(120,024,924)	(120,024,924)
Net increase (decrease)	(9,253,433)	($9,253,433)	393,930,638	$393,929,573
Total net increase (decrease)	(247,668,319)	($247,668,319)	355,382,909	$355,381,844

New Income Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	3,177,137	$40,300,118	3,090,628	$39,785,525
Distributions reinvested	—	—	3,630,486	46,491,297
Repurchased	(2,246,244)	(28,637,534)	(14,580,274)	(188,770,456)
Net increase (decrease)	930,893	$11,662,584	(7,859,160)	($102,493,634)

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PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Short Term Government Income Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	96,851	$1,179,138	498,564	$6,148,925
Distributions reinvested	—	—	56,592	690,907
Repurchased	(259,274)	(3,156,391)	(841,596)	(10,386,560)
Net decrease	(162,423)	($1,977,253)	(286,440)	($3,546,728)
Series II shares
Sold	245,604	$2,991,516	880,172	$10,864,670
Distributions reinvested	—	—	39,769	485,869
Repurchased	(434,159)	(5,285,699)	(1,137,738)	(14,039,111)
Net decrease	(188,555)	($2,294,183)	(217,797)	($2,688,572)
Series NAV shares
Sold	1,192,944	$14,513,002	2,320,407	$28,706,988
Distributions reinvested	—	—	348,064	4,248,923
Repurchased	(2,627,836)	(32,001,320)	(2,191,071)	(27,054,204)
Net increase (decrease)	(1,434,892)	($17,488,318)	477,400	$5,901,707
Total net decrease	(1,785,870)	($21,759,754)	(26,837)	($333,593)

Strategic Income Opportunities Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,431,936	$19,498,147	3,985,139	$53,239,120
Distributions reinvested	—	—	869,842	11,665,965
Repurchased	(1,869,706)	(25,523,153)	(3,287,766)	(44,269,406)
Net increase (decrease)	(437,770)	($6,025,006)	1,567,215	$20,635,679
Series II shares
Sold	147,438	$2,016,234	158,727	$2,148,329
Distributions reinvested	—	—	77,371	1,040,246
Repurchased	(343,010)	(4,699,182)	(694,998)	(9,334,716)
Net decrease	(195,572)	($2,682,948)	(458,900)	($6,146,141)
Series NAV shares
Sold	1,962,664	$26,841,342	496,617	$6,632,632
Distributions reinvested	—	—	126,222	1,689,359
Repurchased	(212,208)	(2,902,588)	(2,207,735)	(29,615,943)
Net increase (decrease)	1,750,456	$23,938,754	(1,584,896)	($21,293,952)
Total net increase (decrease)	1,117,114	$15,230,800	(476,581)	($6,804,414)

Total Bond Market Trust B	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,194,162	$22,374,685	7,188,540	$75,100,543
Distributions reinvested	—	—	597,946	6,096,494
Repurchased	(1,185,604)	(12,041,211)	(2,253,067)	(23,311,681)
Net increase	1,008,558	$10,333,474	5,533,419	$57,885,356
Series II shares
Sold	422,278	$4,317,763	3,272,000	$33,931,334
Distributions reinvested	—	—	198,021	2,022,600
Repurchased	(1,428,924)	(14,543,843)	(3,000,502)	(31,119,554)
Net increase (decrease)	(1,006,646)	($10,226,080)	469,519	$4,834,380
Series NAV shares
Sold	2,170,169	$21,983,525	3,638,378	$38,045,958
Distributions reinvested	—	—	740,312	7,543,409
Repurchased	(3,622,348)	(36,816,041)	(2,903,585)	(30,315,226)
Net increase (decrease)	(1,452,179)	($14,832,516)	1,475,105	$15,274,141
Total net increase (decrease)	(1,450,267)	($14,725,122)	7,478,043	$77,993,877

Ultra Short Term Bond Trust	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	502,228	$5,798,993	787,919	$9,193,951
Distributions reinvested	—	—	17,529	202,487
Repurchased	(655,670)	(7,573,705)	(626,669)	(7,298,107)
Net increase (decrease)	(153,442)	($1,774,712)	178,779	$2,098,331
Series II shares
Sold	2,173,449	$25,091,423	13,610,203	$158,655,022
Distributions reinvested	—	—	331,381	3,827,229
Repurchased	(6,770,436)	(78,130,602)	(10,850,824)	(126,361,097)
Net increase (decrease)	(4,596,987)	($53,039,179)	3,090,760	$36,121,154
Series NAV shares
Sold	728,100	$8,413,840	1,063,123	$12,413,398
Distributions reinvested	—	—	23,738	274,183
Repurchased	(538,317)	(6,228,544)	(865,591)	(10,094,696)
Net increase	189,783	$2,185,296	221,270	$2,592,885
Total net increase (decrease)	(4,560,646)	($52,628,595)	3,490,809	$40,812,370

Affiliates of the Trust owned 100% of shares of the portfolios. Such concentration of shareholders’ capital could have a material effect on the portfolio if such shareholders redeem from the portfolio.

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7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations are aggregated for the six months ended June 30, 2017.

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$147,722,799	$145,057,130	$141,536,012	$169,449,127
Bond Trust	2,902,820,701	1,352,616,160	2,815,053,622	1,395,464,156
Core Bond Trust	1,845,285,692	787,928,124	1,867,276,129	748,513,801
Global Bond Trust	80,076,825	181,747,720	69,373,104	120,550,522
High Yield Trust	—	89,263,403	—	94,986,144
Investment Quality Bond Trust	31,022,156	72,394,250	23,520,211	104,302,865
New Income Trust	57,087,162	389,297,773	65,716,647	343,443,175
Short Term Government Income Trust	32,951,909	48,313,196	34,088,314	51,413,318
Strategic Income Opportunities Trust	—	158,870,740	—	156,372,650
Total Bond Market B Trust	76,447,346	58,599,208	73,513,807	58,888,713
Ultra Short Term Bond Trust	—	96,536,968	—	170,281,862

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of each portfolio’s net assets. The following portfolios had an affiliate ownership of 5% or more of the portfolios’ net assets:

Portfolio	Affiliated Concentration
Bond Trust	92.0%
Core Bond Trust	65.0%
Global Bond Trust	64.8%
New Income Trust	100.0%
Short Term Government Income Trust	40.1%

9.  INTERFUND TRADING The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
Active Bond Trust	$31,996	$32,376,247
Global Bond Trust	5,654,692	1,662,473

10.  REORGANIZATIONS

Real Return Bond Trust.  On April 14, 2016, the shareholders of Real Return Bond Trust (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the Bond Trust (the Acquiring portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to consolidate the Acquired portfolio with a portfolio with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 29, 2016. The following outlines the reorganization:

Acquiring portfolio	Acquired portfolio	Net asset value of the Acquired portfolio	Depreciation of the Acquired Portfolio Investments	Shares redeemed by the Acquired portfolio	Shares issued by the Acquiring portfolio	Acquiring portfolio net assets prior to combination	Acquiring portfolio total net assets after combination
Bond Trust	Real Return Bond Trust	$62,114,922	($572,777)	5,556,689	4,522,641	$9,007,220,700	$9,069,335,622

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at December 31, 2016. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Money Market Trust B.  On April 14, 2016, the shareholders of Money Market Trust B (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the Money Market Trust (the Acquiring portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to consolidate the Acquired portfolio with a portfolio with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

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REORGANIZATIONS, CONTINUED

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 29, 2016. The following outlines the reorganization:

Acquiring portfolio	Acquired portfolio	Net asset value of the Acquired portfolio	Appreciation of the Acquired Portfolio Investments	Shares redeemed by the Acquired portfolio	Shares issued by the Acquiring portfolio	Acquiring portfolio net assets prior to combination	Acquiring portfolio total net assets after combination
Money Market Trust	Money Market Trust B	$401,438,296	—	401,438,296	401,438,296	$1,988,580,331	$2,390,018,627

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at December 31, 2016. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

11.  OTHER MATTERS The Trust and New Income Trust (the portfolio), have been named as defendants in a number of adversary proceedings in state and federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-md-2696 (S.D.N.Y.). On September 23, 2013, the District Court granted defendants’ omnibus motion to dismiss the SLCFC Actions, concluding that the creditors lacked standing. Plaintiffs appealed to the U.S. Court of Appeals for the Second Circuit, and on March 29, 2016, the Second Circuit affirmed the dismissal of the state law constructive fraudulent transfer claims alleged in the SLCFC Actions. The Second Circuit concluded that the creditors had standing to pursue the claims, but that the claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On September 9, 2016, Plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court, challenging the Second Circuit’s decision. The shareholder defendants filed a joint brief in opposition to the petition for writ of certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari. Separately, in the FitzSimons Action, the shareholder defendants moved to dismiss the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. Federal law. On January 6, 2017, the U.S. District Court for the Southern District of New York granted the shareholder Defendants’ motion to dismiss the international fraudulent conveyance claim. On February 23, 2017, the judge issued an order stating that he intends to permit an interlocutory appeal of the dismissal order but will wait to do so until the Court has resolved the remaining motions to dismiss filed by the other defendants.

At this time, the portfolio cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolio or if the portfolio enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on the portfolio’s net asset value.

In addition, in or around May 2015, certain John Hancock Funds were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The original defendant, JHVIT U.S. High Yield Bond Trust, merged into High Yield Trust on November 5, 2010. The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”) and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for High Yield Trust is approximately $9 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the “Joint Defense Group”), and, through counsel, have been vigorously defending the action. Additionally, the John Hancock Funds have brought cross-claims against JPMorgan Chase Bank N.A. (“JPMorgan”) related to JPMorgan’s actions as administrative agent of the Term Loan. The trial on the value of the remaining collateral,commenced on April 24, 2017. The trial focuses on 40 representative assets (the “Representative Assets”), and will address, inter alia: (1) whether the Representative Assets are fixtures and thus constitute the Term Loan Lenders’ remaining collateral, and (2) the value of, and the valuation methodology that should apply in valuing, each of the Representative Assets. After a decision on the Representative Assets is reached, the parties anticipate engaging in mediation to try and extrapolate the Bankruptcy Court’s decision to each asset that may constitutes the Term Loan Lenders’ remaining collateral. With respect to the Hancock Funds’ cross-claims against JPMorgan, limited discovery is currently ongoing and dispositive motions on the cross-claims are not expected until after the mediation following the Representative Assets’ trial concludes.

High Yield Trust cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the High Yield Trust, or if High Yield Trust enters into a settlement agreement with the plaintiffs, the payment of such judgement or settlement could have an adverse effect on High Yield Trust’s net asset value.

12.  NEW RULE ISSUANCE In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund’s net assets or results of operations.

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John Hancock Variable Insurance Trust

Special shareholder meeting (unaudited)

All Cap Core Trust and Money Market Trust held a Special Meeting of Shareholders on April 11, 2017. The following proposals were considered by the shareholders:

Proposal One:	Approval of Agreement and Plan of Reorganization providing for the reorganization of All Cap Core Trust into Total Stock Market Index Trust.

PROPOSAL ONE PASSED ON April 11, 2017.

	SHARES VOTED	% of Shares Voted	% of Outstanding Shares
For	5,854,573.912	94.305%	94.234%
Against	100,489.039	1.619%	1.618%
Abstain	253,096.678	4.076%	4.073%

Proposal Two:	Approval of a new subadvisory agreement between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with respect to Money Market Trust.

PROPOSAL TWO PASSED ON April 11, 2017.

	SHARES VOTED	% of Shares Voted	% of Outstanding Shares
For	2,228,316,044.452	99.482%	99.482%
Against	3,489,911.298	0.156%	0.155%
Abstain	8,117,585.936	0.362%	0.362%

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken to address performance and concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors.. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Profitability/Fall Out Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2016	Fees and Expenses	Comments

Active Bond Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed for the three- and five-year periods.

The Subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Fund are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-year performance relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, and five-year periods and to the peer group average for the three- and five-year periods.
The Board took into account management’s discussion of the Fund’s expenses.

Bond Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust outperformed the benchmark index for the one- and five-year periods and underperformed for the three-year period.
Broadridge Category — The Trust underperformed the average for the one-, three-, and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-year performance relative to the benchmark index and to the peer group average for the one-, three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and five-year periods.
The Board took into account management’s discussion of the Fund’s expenses.

Core Bond Trust (Wells Capital Management Incorporated)
Benchmark Index — The Trust outperformed the benchmark index for the one- and five-year periods and underperformed for the three-year period.
Broadridge Category — The Trust underperformed that average for the one-year period, and outperformed the average for three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-year performance relative to the benchmark index and to the peer group average for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the year-to-date, one- and five-year periods and to the peer group average for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2016	Fees and Expenses	Comments

Global Bond Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year average.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to its peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods.
The Board noted the Trust’s favorable performance relative to its Morningstar peer group average and benchmark index for the year-to-date period ending April 30, 2017.
The Board took into account management’s discussion of the Trust’s expenses noting that effective July 1, 2017 the management fee will be reduced decreasing the expenses of the Trust.

High Yield Trust (Western Asset Management Company) (Western Asset Management Company Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one- and five-year periods, and underperformed the average for the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the three-year period.
The Board noted the Trust’s favorable performance relative to the peer group average for the one- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2016	Fees and Expenses	Comments

Investment Quality Bond Trust (Wellington Management Company, LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one- and five-year periods and underperformed the benchmark index for the three-year period.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and five-year periods and to the peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Money Market Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-year period, underperformed for the three-year period, and equaled for the five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average for the three-year period.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses.

New Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one- and five-year periods and underperformed the benchmark index for the three-year period.
Broadridge Category — The Trust underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

Subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three-year performance relative to the benchmark index and to the peer group average for the one- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and five-year periods and to the peer group average for the three-year period.
The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2016	Fees and Expenses	Comments

Short Term Government Income Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, and five-year performance relative to the benchmark index and to the peer group average.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Strategic Income Opportunities Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust outperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Total Bond Market Trust B (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one- and three-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period, and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one- and three-year performance relative to the benchmark index and to the peer group average for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group average for the three-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Ultra Short Term Bond Trust (Manulife Asset Management (U.S.))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, and five-year performance relative to the benchmark index and to the peer group average.
The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

86

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson****
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey**
Theron S. Hoffman*
Deborah C. Jackson**
James M. Oates***
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee
\# Effective 6-20-17

Officers
Andrew G. Arnott, President
John J. Danello, Sr. Vice President, Secretary, and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTBSA 6/17
8/17

1115017: 0617

John Hancock

John Hancock

Variable Insurance Trust

Lifestyle Aggressive MVP

Lifestyle Balanced MVP

Lifestyle Conservative MVP

Lifestyle Growth MVP

Lifestyle Moderate MVP

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Semiannual Report

June 30, 2017

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	4

Portfolio of invetments (See below for each portfolio’s page #)	6

Statements of assets and liabilities	12

Statements of operations	13

Statements of changes in net assets	14

Financial highlights	15

Notes to financial statements	18

Evaluation of advisory and subadvisory agreements by the board of trustees	28

For more information	34

Portfolio	Portfolio of investments
Lifestyle Aggressive MVP	6
Lifestyle Growth MVP	6
Lifestyle Balanced MVP	7
Lifestyle Moderate MVP	8
Lifestyle Conservative MVP	10

2

John Hancock Variable Insurance Trust

Sector weightings*

Lifestyle Aggressive MVP

Equity Asset Allocation	% of Total
U.S. Large Cap	37.1
Large Blend	22.1
International Large Cap	12.0
Emerging Markets	7.7
U.S. Mid Cap	7.6
International Small Cap	5.3
U.S. Small Cap	4.3
Real Estate	1.9
Small Value	1.0
Total Equity Asset Allocation	99.0
Short-term investments and other	1.0

Lifestyle Growth MVP

Equity Asset Allocation	% of Total
Large Blend	34.0
U.S. Large Cap	18.6
International Large Cap	4.4
Emerging Markets	4.3
U.S. Mid Cap	4.0
U.S. Small Cap	2.5
International Small Cap	1.9
Small Value	0.6
Total Equity Asset Allocation	70.3

Fixed Income Asset Allocation	% of Total
Intermediate Bond	22.2
Multi-Sector Bond	4.4
Global Bond	1.2
Short-Term Bond	0.4
Total Fixed Income Asset Allocation	28.2

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.3
Short-term investments and other	1.2

Lifestyle Balanced MVP

Equity Asset Allocation	% of Total
Large Blend	23.4
U.S. Large Cap	15.6
International Large Cap	2.6
U.S. Mid Cap	2.6
Emerging Markets	2.5
U.S. Small Cap	1.7
International Small Cap	1.1
Small Value	0.5
Total Equity Asset Allocation	50.0

Fixed Income Asset Allocation	% of Total
Intermediate Bond	38.4
Multi-Sector Bond	7.6
Global Bond	2.0
Short-Term Bond	0.7
Total Fixed Income Asset Allocation	48.7

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.3
Short-term investments and other	1.0

Lifestyle Moderate MVP

Equity Asset Allocation	% of Total
Large Blend	19.3
U.S. Large Cap	13.0
International Large Cap	2.0
U.S. Mid Cap	1.9
Emerging Markets	1.7
U.S. Small Cap	1.4
International Small Cap	0.5
Small Value	0.5
Total Equity Asset Allocation	40.3

Fixed Income Asset Allocation	% of Total
Intermediate Bond	46.2
Multi-Sector Bond	9.0
Global Bond	2.4
Short-Term Bond	0.8
Total Fixed Income Asset Allocation	58.4

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.4
Short-term investments and other	0.9

Lifestyle Conservative MVP

Equity Asset Allocation	% of Total
Large Blend	9.3
U.S. Large Cap	7.2
International Large Cap	1.2
Emerging Markets	0.8
U.S. Mid Cap	0.6
U.S. Small Cap	0.6
International Small Cap	0.3
Small Value	0.2
Total Equity Asset Allocation	20.2

Fixed Income Asset Allocation	% of Total
Intermediate Bond	61.9
Multi-Sector Bond	12.1
Global Bond	3.4
Short-Term Bond	1.2
Total Fixed Income Asset Allocation	78.6

Alternative Asset Allocation	% of Total
Global Conservative Absolute Return	0.5
Short-term investments and other	0.7

*	As a percentage of net assets.

3

John Hancock Variable Insurance Trust

Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Lifestyle MVP, you incur ongoing costs, such as management fees, distribution and service (Rule 12b-1) fees, and other expenses. In addition to the operating expenses, which the portfolios bear directly, the portfolios indirectly bear a pro rata share of the operating expenses of the affiliated underlying funds in which they invest. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolios may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by each portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in each portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1] 1/1/2017– 6/30/2017	Annualized expense ratio[2]
Lifestyle Aggressive MVP
Series I — Actual	$1,000.00	$1,111.70	$0.47	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Series II — Actual	1,000.00	1,111.00	1.52	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Series NAV — Actual	1,000.00	1,112.70	0.21	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%
Lifestyle Growth MVP
Series I — Actual	$1,000.00	$1,092.40	$0.47	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Series II — Actual	1,000.00	1,091.90	1.50	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Series NAV — Actual	1,000.00	1,093.10	0.21	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%
Lifestyle Balanced MVP
Series I — Actual	$1,000.00	$1,073.00	$0.46	0.09%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Series II — Actual	1,000.00	1,070.90	1.49	0.29%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Series NAV — Actual	1,000.00	1,072.80	0.21	0.04%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%

4

John Hancock Variable Insurance Trust

Shareholder expense example

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1] 1/1/2017– 6/30/2017	Annualized expense ratio[2]
Lifestyle Moderate MVP
Series I — Actual	$1,000.00	$1,062.70	$0.41	0.08%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%
Series II — Actual	1,000.00	1,061.30	1.43	0.28%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%
Series NAV — Actual	1,000.00	1,063.50	0.15	0.03%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.15	0.03%
Lifestyle Conservative MVP
Series I — Actual	$1,000.00	$1,044.10	$0.41	0.08%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08%
Series II — Actual	1,000.00	1,043.50	1.42	0.28%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%
Series NAV — Actual	1,000.00	1,044.90	0.15	0.03%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.15	0.03%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

[2]	The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by each portfolio. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period Ended	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Conservative MVP	Lifestyle Moderate MVP
6/30/2017	0.35%–1.12%	0.35%–1.12%	0.35%–1.12%	0.53%–1.12%	0.53%–1.12%

5

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 99.0%
Equity – 99.0%
Alpha Opportunities, Series NAV (Wellington)	481,717	$5,303,705
Blue Chip Growth, Series NAV (T. Rowe Price)	695,110	22,743,998
Capital Appreciation, Series NAV (Jennison)	1,594,959	21,962,580
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	682,231	7,190,714
Emerging Markets Value, Series NAV (DFA)	2,270,272	21,567,587
Equity Income, Series NAV (T. Rowe Price)	2,112,906	37,039,238
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	2,113,877	30,291,855
International Growth, Class NAV (Wellington)	506,757	12,511,829
International Growth Stock, Series NAV (Invesco)	1,125,925	19,805,016
International Value Equity, Class NAV (JHAM) (A)(1)	1,101,672	9,265,058
International Value, Series NAV (Templeton)	1,683,361	23,062,050
Mid Cap Stock, Series NAV (Wellington)	777,119	13,094,448
Mid Value, Series NAV (T. Rowe Price)	1,104,325	13,152,514
Multifactor Large Cap ETF (DFA)	129,989	4,110,252
Multifactor Mid Cap ETF (DFA)	65,695	2,046,399
Real Estate Securities, Series NAV (Deutsche)	361,702	6,915,744
Small Cap Growth, Series NAV (Wellington)	414,742	3,807,348
Small Cap Opportunities, Series NAV (DFA/Invesco)	143,251	4,531,044
Small Cap Value, Series NAV (Wellington)	181,512	3,793,596
Small Company Growth, Series NAV (Invesco)	134,219	3,806,449
Small Company Value, Series NAV (T. Rowe Price)	168,957	3,772,802
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	4,131,868	76,894,060
Strategic Growth, Class NAV (JHAM) (A)(1)	1,238,661	22,196,801
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $335,341,740)		$368,865,087
SHORT-TERM INVESTMENTS – 0.8%
Commercial paper – 0.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.210%, 07/19/2017*	185,000	184,888
U.S. Government – 0.3%
U.S. Treasury Bill 0.821%, 08/31/2017*	400,000	399,395
U.S. Treasury Notes 0.625%, 08/31/2017 to 09/30/2017	800,000	799,325
U.S. Government Agency – 0.5%
Federal Agricultural Mortgage Corp. Discount Note 0.750%, 07/03/2017*	1,023,000	1,023,000
Federal Home Loan Bank Discount Note 0.900%, 07/07/2017*	693,000	692,923
TOTAL SHORT-TERM INVESTMENTS (Cost $3,099,686)		$3,099,531
Total Investments (Lifestyle Aggressive MVP) (Cost $338,441,426) – 99.8%		$371,964,618
Other assets and liabilities, net – 0.2%		607,295
TOTAL NET ASSETS – 100.0%		$372,571,913

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The fund’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 98.8%
Equity – 70.3%
Alpha Opportunities, Series NAV (Wellington)	$7,419,143	$81,684,762
Blue Chip Growth, Series NAV (T. Rowe Price)	8,802,556	288,019,633
Capital Appreciation, Series NAV (Jennison)	20,237,346	278,668,251
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	10,096,491	106,417,012
Emerging Markets Value, Series NAV (DFA)	33,603,304	319,231,384
Equity Income, Series NAV (T. Rowe Price)	26,731,398	468,601,404
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	26,915,922	385,705,169
International Growth, Class NAV (Wellington)	5,080,758	125,443,906
International Growth Stock, Series NAV (Invesco)	10,787,600	189,753,891
International Value Equity, Class NAV (JHAM) (A)(1)	3,345,477	28,135,457
International Value, Series NAV (Templeton)	20,459,858	280,300,058
Mid Cap Stock, Series NAV (Wellington)	9,376,931	158,001,295
Mid Value, Series NAV (T. Rowe Price)	14,607,090	173,970,439
Multifactor Large Cap ETF (DFA)	3,485,175	110,201,234
Multifactor Mid Cap ETF (DFA)	1,769,317	55,114,225
Small Cap Growth, Series NAV (Wellington)	6,683,629	61,355,718
Small Cap Opportunities, Series NAV (DFA/Invesco)	1,805,000	57,092,135
Small Cap Value, Series NAV (Wellington)	2,878,313	60,156,737
Small Company Growth, Series NAV (Invesco)	2,199,792	62,386,114
Small Company Value, Series NAV (T. Rowe Price)	2,749,344	61,392,848
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	174,655,409	3,250,337,153
Strategic Growth, Class NAV (JHAM) (A)(1)	15,715,192	281,616,238
Fixed income – 28.2%
Bond, Series NAV (JHAM) (A)(1)	126,561,643	1,727,566,429
Core Bond, Series NAV (Wells Capital)	18,586,923	247,949,550
Global Bond, Series NAV (PIMCO) (I)	9,155,161	116,636,747
New Income, Series NAV (T. Rowe Price)	33,379,556	429,594,880
Short Term Government Income, Series NAV (JHAM) (A)(1)	2,806,691	34,269,697
Total Return, Class NAV (PIMCO)	15,315,285	207,675,259
Alternative – 0.3%
Global Conservative Absolute Return, Class NAV (Standard Life)	2,605,264	24,307,115
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,568,073,255)		$9,671,584,740
SHORT-TERM INVESTMENTS – 0.9%
Commercial paper – 0.2%
Australia & New Zealand Banking Group, Ltd. 1.150%, 07/31/2017*	4,585,000	4,580,606
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.210%, 07/19/2017*	4,070,000	4,067,538
John Deere, Ltd. 1.170%, 07/17/2017*	3,955,000	3,952,943
Koch Resources LLC 1.140%, 07/11/2017*	3,955,000	3,953,748
Manhattan Asset Funding Company LLC 1.190%, 07/11/2017*	3,955,000	3,953,693
Telstra Corp., Ltd. 1.160%, 07/14/2017*	3,000,000	2,998,743
U.S. Government – 0.3%
U.S. Treasury Bill 0.821%, 08/31/2017*	6,000,000	5,990,928
U.S. Treasury Notes 0.625%, 08/31/2017 to 09/30/2017	16,000,000	15,986,480

6

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Growth MVP (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency – 0.3%
Federal Agricultural Mortgage Corp. Discount Note 0.750%, 07/03/2017*	$18,111,000	$18,111,000
Federal Home Loan Bank Discount Note 0.900%, 07/07/2017*	12,270,000	12,268,638
Money market funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	10,823,787	10,823,787
TOTAL SHORT-TERM INVESTMENTS (Cost $86,691,130)		$86,688,104
Total Investments (Lifestyle Growth MVP) (Cost $8,654,764,385) – 99.7%		$9,758,272,844
Other assets and liabilities, net – 0.3%		30,901,648
TOTAL NET ASSETS – 100.0%		$9,789,174,492

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The fund’s subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2017.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
BP Currency Futures	402	Long	Sep 2017	$32,472,739	$32,775,562	$302,823
Euro FX Futures	475	Long	Sep 2017	67,261,406	68,085,312	823,906
Euro STOXX 50 Index Futures	1,691	Long	Sep 2017	68,392,425	66,265,479	(2,126,946)
FTSE 100 Index Futures	341	Long	Sep 2017	33,061,918	32,166,501	(895,417)
Japanese Yen Currency Futures	261	Long	Sep 2017	29,965,922	29,068,875	(897,047)
Mini MSCI Emerging Markets Index Futures	1,623	Long	Sep 2017	82,114,654	81,823,545	(291,109)
Nikkei 225 Futures	162	Long	Sep 2017	28,969,955	28,835,208	(134,747)
Russell 2000 Mini Index Futures	407	Long	Sep 2017	28,368,834	28,781,005	412,171
S&P 500 Index E-Mini Futures	3,161	Long	Sep 2017	384,415,785	382,623,245	(1,792,540)
S&P Mid 400 Index E-Mini Futures	402	Long	Sep 2017	70,379,008	70,193,220	(185,788)
						$(4,784,694)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Lifestyle Balanced MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 99.0%
Equity – 50.0%
Alpha Opportunities, Series NAV (Wellington)	4,055,608	$44,652,240
Blue Chip Growth, Series NAV (T. Rowe Price)	5,883,033	192,492,825
Capital Appreciation, Series NAV (Jennison)	13,486,485	185,708,898
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	4,640,627	48,912,211
Emerging Markets Value, Series NAV (DFA)	15,444,311	146,720,956
Equity Income, Series NAV (T. Rowe Price)	18,001,263	315,562,146
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	18,017,052	258,184,360
International Growth, Class NAV (Wellington)	2,395,857	59,153,710
International Growth Stock, Series NAV (Invesco)	5,027,857	88,440,001
International Value Equity, Class NAV (JHAM) (A)(1)	93,038	782,447
International Value, Series NAV (Templeton)	10,513,076	144,029,141
Mid Cap Stock, Series NAV (Wellington)	4,659,719	78,516,267
Mid Value, Series NAV (T. Rowe Price)	6,717,018	79,999,684
Multifactor Large Cap ETF (DFA)	2,792,210	88,289,680

Lifestyle Balanced MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
Multifactor Mid Cap ETF (DFA)	1,422,197	$44,301,437
Small Cap Growth, Series NAV (Wellington)	4,739,266	43,506,463
Small Cap Value, Series NAV (Wellington)	2,051,247	42,871,053
Small Company Growth, Series NAV (Invesco)	1,555,814	44,122,890
Small Company Value, Series NAV (T. Rowe Price)	1,947,434	43,486,195
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	96,772,365	1,800,933,704
Strategic Growth, Class NAV (JHAM) (A)(1)	10,493,389	188,041,536
Fixed income – 48.7%
Bond, Series NAV (JHAM) (A)(1)	175,441,459	2,394,775,919
Core Bond, Series NAV (Wells Capital)	25,809,149	344,294,042
Global Bond, Series NAV (PIMCO) (I)	12,484,898	159,057,604
New Income, Series NAV (T. Rowe Price)	46,286,100	595,702,112
Short Term Government Income, Series NAV (JHAM) (A)(1)	4,463,012	54,493,381
Total Return, Class NAV (PIMCO)	21,205,284	287,543,655

7

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Alternative – 0.3%
Global Conservative Absolute Return, Class NAV (Standard Life)	2,559,231	$23,877,628
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,243,932,053)		$7,798,452,185
SHORT-TERM INVESTMENTS – 0.8%
Commercial paper – 0.2%
Australia & New Zealand Banking Group, Ltd. 1.150%, 07/31/2017*	3,155,000	3,151,976
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.210%, 07/19/2017*	3,025,000	3,023,170
John Deere, Ltd. 1.170%, 07/17/2017*	2,895,000	2,893,495
Koch Resources LLC 1.140%, 07/11/2017*	2,895,000	2,894,083
Manhattan Asset Funding Company LLC 1.190%, 07/11/2017*	2,895,000	2,894,043
Telstra Corp., Ltd. 1.160%, 07/14/2017*	2,000,000	1,999,162
U.S. Government – 0.2%
U.S. Treasury Bill 0.821%, 08/31/2017*	5,000,000	4,992,440
U.S. Treasury Notes 0.625%, 08/31/2017 to 09/30/2017	12,000,000	11,989,861
U.S. Government Agency – 0.3%
Federal Agricultural Mortgage Corp. 0.750%, 07/03/2017*	12,830,000	12,830,000
Federal Home Loan Bank Discount Note 0.900%, 07/07/2017*	8,693,000	8,692,035
SHORT-TERM INVESTMENTS (continued)
Money market funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	7,662,291	$7,662,291
TOTAL SHORT-TERM INVESTMENTS (Cost $63,024,938)		$63,022,556
Total Investments (Lifestyle Balanced MVP) (Cost $7,306,956,991) – 99.8%		$7,861,474,741
Other assets and liabilities, net – 0.2%		17,333,201
TOTAL NET ASSETS – 100.0%		$7,878,807,942

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The fund’s subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2017.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
BP Currency Futures	204	Long	Sep 2017	$16,478,704	$16,632,375	$153,671
Euro FX Futures	247	Long	Sep 2017	34,975,931	35,404,362	428,431
Euro STOXX 50 Index Futures	890	Long	Sep 2017	35,996,013	34,876,568	(1,119,445)
FTSE 100 Index Futures	175	Long	Sep 2017	16,967,260	16,507,735	(459,525)
Japanese Yen Currency Futures	137	Long	Sep 2017	15,729,239	15,258,375	(470,864)
Mini MSCI Emerging Markets Index Futures	795	Long	Sep 2017	40,222,520	40,079,925	(142,595)
Nikkei 225 Futures	85	Long	Sep 2017	15,200,285	15,129,584	(70,701)
Russell 2000 Mini Index Futures	227	Long	Sep 2017	15,822,421	16,052,305	229,884
S&P 500 Index E-Mini Futures	1883	Long	Sep 2017	228,995,547	227,927,735	(1,067,812)
S&P Mid 400 Index E-Mini Futures	225	Long	Sep 2017	39,391,236	39,287,252	(103,984)
						$(2,622,940)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

Lifestyle Moderate MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 99.1%
Equity – 40.3%
Alpha Opportunities, Series NAV (Wellington)	$654,132	$7,201,995
Blue Chip Growth, Series NAV (T. Rowe Price)	1,557,369	50,957,126
Capital Appreciation, Series NAV (Jennison)	3,535,935	48,689,826
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	934,595	9,850,633
Emerging Markets Value, Series NAV (DFA)	3,110,481	29,549,571
Equity Income, Series NAV (T. Rowe Price)	4,776,472	83,731,548
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	4,791,738	68,665,599

Lifestyle Moderate MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
International Growth, Class NAV (Wellington)	305,044	$7,531,537
International Growth Stock, Series NAV (Invesco)	668,498	11,758,877
International Value Equity, Class NAV (JHAM) (A)(1)	27,666	232,673
International Value, Series NAV (Templeton)	2,837,775	38,877,515
Mid Cap Stock, Series NAV (Wellington)	1,269,390	21,389,215
Mid Value, Series NAV (T. Rowe Price)	1,822,765	21,709,128
Small Cap Growth, Series NAV (Wellington)	1,160,995	10,657,936

8

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate MVP (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
Small Cap Value, Series NAV (Wellington)	508,419	$10,625,958
Small Company Growth, Series NAV (Invesco)	380,114	10,780,026
Small Company Value, Series NAV (T. Rowe Price)	473,837	10,580,774
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	23,863,003	444,090,485
Strategic Growth, Class NAV (JHAM) (A)(1)	2,763,154	49,515,726
Fixed income – 58.4%
Bond, Series NAV (JHAM) (A)(1)	62,474,874	852,782,034
Core Bond, Series NAV (Wells Capital)	9,004,146	120,115,301
Global Bond, Series NAV (PIMCO) (I)	4,462,359	56,850,450
New Income, Series NAV (T. Rowe Price)	16,153,653	207,897,512
Short Term Government Income, Series NAV (JHAM) (A)(1)	1,490,107	18,194,206
Total Return, Class NAV (PIMCO)	7,406,505	100,432,207
Alternative – 0.4%
Global Conservative Absolute Return, Class NAV (Standard Life)	1,018,865	9,506,010
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,178,475,636)		$2,302,173,868
SHORT-TERM INVESTMENTS – 0.7%
Commercial paper – 0.2%
Australia & New Zealand Banking Group, Ltd. 1.150%, 07/31/2017*	810,000	809,224
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.210%, 07/19/2017*	780,000	779,528
John Deere, Ltd. 1.170%, 07/17/2017*	740,000	739,615
Koch Resources LLC 1.140%, 07/11/2017*	740,000	739,766
Manhattan Asset Funding Company LLC 1.190%, 07/11/2017*	740,000	739,756
SHORT-TERM INVESTMENTS (continued)
U.S. Government – 0.2%
U.S. Treasury Bill 0.821%, 08/31/2017*	1,400,000	$1,397,883
U.S. Treasury Notes 0.625%, 08/31/2017 to 09/30/2017	3,000,000	2,997,465
U.S. Government Agency – 0.2%
Federal Agricultural Mortgage Corp. Discount Note 0.750%, 07/03/2017*	3,230,000	3,230,000
Federal Home Loan Bank Discount Note 0.900%, 07/07/2017*	$2,190,000	2,189,757
Money market funds – 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	1,928,507	1,928,507
TOTAL SHORT-TERM INVESTMENTS (Cost $15,552,113)		$15,551,501
Total Investments (Lifestyle Moderate MVP) (Cost $2,194,027,749) – 99.8%		$2,317,725,369
Other assets and liabilities, net – 0.2%		3,764,444
TOTAL NET ASSETS – 100.0%		$2,321,489,813

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The fund’s subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2017.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
BP Currency Futures	43	Long	Sep 2017	$3,468,276	$3,505,844	$37,568
Euro FX Futures	54	Long	Sep 2017	7,635,971	7,740,225	104,254
Euro STOXX 50 Index Futures	197	Long	Sep 2017	7,954,979	7,719,870	(235,109)
FTSE 100 Index Futures	37	Long	Sep 2017	3,579,158	3,490,207	(88,951)
Japanese Yen Currency Futures	29	Long	Sep 2017	3,325,260	3,229,875	(95,385)
Mini MSCI Emerging Markets Index Futures	160	Long	Sep 2017	8,074,569	8,066,400	(8,169)
Nikkei 225 Futures	18	Long	Sep 2017	3,212,609	3,203,912	(8,697)
Russell 2000 Mini Index Futures	52	Long	Sep 2017	3,630,485	3,677,180	46,695
S&P 500 Index E-Mini Futures	422	Long	Sep 2017	51,287,910	51,080,990	(206,920)
S&P Mid 400 Index E-Mini Futures	48	Long	Sep 2017	8,406,194	8,381,280	(24,914)
						$(479,628)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

9

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative MVP

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) – 99.3%
Equity – 20.2%
Blue Chip Growth, Series NAV (T. Rowe Price)	534,106	$17,475,934
Capital Appreciation, Series NAV (Jennison)	1,114,971	15,353,155
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	270,588	2,851,992
Emerging Markets Value, Series NAV (DFA)	900,776	8,557,376
Equity Income, Series NAV (T. Rowe Price)	1,626,761	28,517,127
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,630,052	23,358,643
International Growth, Class NAV (Wellington)	112,511	2,777,897
International Growth Stock, Series NAV (Invesco)	237,587	4,179,151
International Value Equity, Class NAV (JHAM) (A)(1)	16,558	139,255
International Value, Series NAV (Templeton)	972,612	13,324,788
Mid Cap Stock, Series NAV (Wellington)	235,255	3,964,054
Mid Value, Series NAV (T. Rowe Price)	339,874	4,047,899
Small Cap Growth, Series NAV (Wellington)	320,579	2,942,912
Small Cap Value, Series NAV (Wellington)	138,216	2,888,717
Small Company Growth, Series NAV (Invesco)	103,282	2,929,066
Small Company Value, Series NAV (T. Rowe Price)	130,814	2,921,082
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	6,986,334	130,015,668
Strategic Growth, Class NAV (JHAM) (A)(1)	865,458	15,509,008
Fixed income – 78.6%
Bond, Series NAV (JHAM) (A)(1)	50,168,080	684,794,291
Core Bond, Series NAV (Wells Capital)	7,285,303	97,185,943
Global Bond, Series NAV (PIMCO) (I)	3,676,207	46,834,883
New Income, Series NAV (T. Rowe Price)	13,148,414	169,220,082
Short Term Government Income, Series NAV (JHAM) (A)(1)	1,260,109	15,385,933
Total Return, Class NAV (PIMCO)	6,000,619	81,368,394
Alternative – 0.5%
Global Conservative Absolute Return, Class NAV (Standard Life)	796,193	7,428,481
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,374,115,063)		$1,383,971,731
SHORT-TERM INVESTMENTS – 0.6%
Commercial paper – 0.2%
Australia & New Zealand Banking Group, Ltd. 1.150%, 07/31/2017*	450,000	$449,569
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.210%, 07/19/2017*	440,000	439,734
John Deere, Ltd. 1.170%, 07/17/2017*	410,000	409,787
Koch Resources LLC 1.140%, 07/11/2017*	410,000	409,870
Manhattan Asset Funding Company LLC 1.190%, 07/11/2017*	410,000	409,864
U.S. Government – 0.2%
U.S. Treasury Bill 0.821%, 08/31/2017*	1,000,000	998,488
U.S. Treasury Notes 0.625%, 08/31/2017 to 09/30/2017	2,000,000	1,998,310
U.S. Government Agency – 0.2%
Federal Agricultural Mortgage Corp. Discount Note 0.750%, 07/03/2017*	1,704,000	1,704,000
Federal Home Loan Bank Discount Note 0.900%, 07/07/2017*	1,154,000	1,153,872
TOTAL SHORT-TERM INVESTMENTS (Cost $7,973,941)		$7,973,494
Total Investments (Lifestyle Conservative MVP) (Cost $1,382,089,004) – 99.9%		$1,391,945,225
Other assets and liabilities, net – 0.1%		2,019,216
TOTAL NET ASSETS – 100.0%		$1,393,964,441

Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The underlying funds’ subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
BP Currency Futures	11	Long	Sep 2017	$887,151	$896,844	$9,693
Euro FX Futures	14	Long	Sep 2017	1,980,091	2,006,725	26,634
Euro STOXX 50 Index Futures	53	Long	Sep 2017	2,142,303	2,076,919	(65,384)
FTSE 100 Index Futures	10	Long	Sep 2017	968,854	943,299	(25,555)
Japanese Yen Currency Futures	8	Long	Sep 2017	916,993	891,000	(25,993)
Mini MSCI Emerging Markets Index Futures	43	Long	Sep 2017	2,171,275	2,167,845	(3,430)
Nikkei 225 Futures	5	Long	Sep 2017	894,135	889,976	(4,159)
Russell 2000 Mini Index Futures	12	Long	Sep 2017	836,982	848,580	11,598
S&P 500 Index E-Mini Futures	114	Long	Sep 2017	13,858,419	13,799,130	(59,289)
S&P Mid 400 Index E-Mini Futures	11	Long	Sep 2017	1,925,534	1,920,710	(4,824)
						$(140,709)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

10

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of investments — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative MVP (continued)

Investment companies
Underlying Funds’ Investment Managers
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, L.P.	(DFA)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company, LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

11

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of assets and liabilities — June 30, 2017 (unaudited)

Assets	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Moderate MVP	Lifestyle Conservative MVP
Unaffiliated investments, at value	$3,099,531	$86,688,104	$63,022,556	$15,551,501	$7,973,494
Affiliated investments, at value	368,865,087	9,671,584,740	7,798,452,185	2,302,173,868	1,383,971,731
Total investments, at value	371,964,618	9,758,272,844	7,861,474,741	2,317,725,369	1,391,945,225
Cash	636,265	1,294,590	947,588	108,092	1,086,219
Cash held at broker for futures contracts	—	30,425,631	16,890,947	3,809,372	1,007,367
Receivable for investments sold	103,614	3,540,142	1,282,144	982,549	644,352
Receivable for fund shares sold	—	203,153	—	20,535	6,858
Dividends and interest receivable	9,262	137,329	77,982	7,304	7,123
Receivable due from advisor	578	15,412	11,509	3,255	1,899
Other assets	471	11,896	11,042	3,079	1,832
Total assets	372,714,808	9,793,900,997	7,880,695,953	2,322,659,555	1,394,700,875

Liabilities
Payable for fund shares repurchased	100,312	3,534,446	1,129,473	955,470	622,564
Payable for futures variation margin	—	632,206	345,961	76,957	20,949
Payable to affiliates
Accounting and legal services fees	14,421	378,063	301,107	88,411	52,815
Trustees’ fees	—	8,248	6,595	1,702	987
Other liabilities and accrued expenses	28,162	173,542	104,875	47,202	39,119
Total liabilities	142,895	4,726,505	1,888,011	1,169,742	736,434
Net assets	$372,571,913	$9,789,174,492	$7,878,807,942	$2,321,489,813	$1,393,964,441

Net assets consist of
Paid-in capital	$340,050,748	$8,112,583,153	$6,883,793,186	$2,081,628,690	$1,354,745,979
Undistributed net investment income (loss)	(148,221)	(10,199,424)	(6,724,511)	(2,315,933)	(1,323,070)
Accumulated undistributed net realized gain (loss) on investments	(815,220)	588,955,285	449,455,783	118,799,009	30,793,592
Net unrealized appreciation (depreciation) on investments	33,484,606	1,097,835,478	552,283,484	123,378,047	9,747,940
Net assets	$372,571,913	$9,789,174,492	$7,878,807,942	$2,321,489,813	$1,393,964,441
Unaffiliated investments, including repurchase agreements, at cost	$3,099,686	$86,691,130	$63,024,938	$15,552,113	$7,973,941
Affiliated investments, at cost	$335,341,740	$8,568,073,255	$7,243,932,053	$2,178,475,636	$1,374,115,063

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$77,269,645	$693,556,148	$630,566,839	$263,717,314	$181,017,243
Shares outstanding	7,054,057	48,868,053	48,780,806	21,309,433	15,588,160
Net asset value, offering price and redemption price per share	$10.95	$14.19	$12.93	$12.38	$11.61

Series II
Net assets	$86,293,984	$8,376,639,476	$6,019,750,463	$1,939,236,687	$1,164,875,562
Shares outstanding	7,907,322	592,387,197	468,690,102	157,795,481	101,117,000
Net asset value, offering price and redemption price per share	$10.91	$14.14	$12.84	$12.29	$11.52

Series NAV
Net assets	$209,008,284	$718,978,868	$1,228,490,640	$118,535,812	$48,071,636
Shares outstanding	19,070,487	50,583,911	94,790,509	9,568,099	4,129,472
Net asset value, offering price and redemption price per share	$10.96	$14.21	$12.96	$12.39	$11.64

12

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of operations — for the six months ended June 30, 2017 (unaudited)

Investment income	Lifestyle Aggressive MVP	Lifestyle Growth MVP	Lifestyle Balanced MVP	Lifestyle Moderate MVP	Lifestyle Conservative MVP
Income distributions received from affiliated funds	$35,655	$2,026,559	$2,266,510	$521,672	$429,160
Interest	14,371	323,929	255,498	62,901	27,773
Total investment income	50,026	2,350,488	2,522,008	584,573	456,933

Expenses
Investment management fees	112,869	2,859,512	2,226,281	565,306	340,787
Series I distribution and service fees	19,105	170,688	157,016	64,895	45,730
Series II distribution and service fees	107,804	10,418,344	7,532,211	2,432,973	1,490,066
Accounting and legal services fees	31,004	820,805	666,233	196,800	120,010
Professional fees	21,157	99,845	85,280	38,038	30,891
Printing and postage	7,229	98,517	87,994	28,587	19,838
Custodian fees	14,527	14,472	13,648	14,521	14,528
Trustees’ fees	3,385	88,702	72,352	21,497	13,456
Other	3,643	46,614	39,231	12,308	8,863
Total expenses before reductions	320,723	14,617,499	10,880,246	3,374,925	2,084,169
Less expense reductions	(122,461)	(2,066,864)	(1,633,727)	(474,029)	(303,685)
Net expenses	198,262	12,550,635	9,246,519	2,900,896	1,780,484
Net investment income (loss)	(148,236)	(10,200,147)	(6,724,511)	(2,316,323)	(1,323,551)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,164)	97,557	(18,117)	(4,044)	(1,816)
Affiliated investments	5,819,230	225,713,829	157,150,797	44,791,880	10,217,959
Futures contracts	—	71,407,642	36,901,826	6,327,693	2,158,886
	5,817,066	297,219,028	194,034,506	51,115,529	12,375,029

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,265	(227,358)	(2,618)	(6,765)	(6,074)
Affiliated investments	33,115,832	566,783,605	360,114,723	92,070,247	50,550,593
Futures contracts	—	891,176	258,196	(149,067)	59,213
	33,122,097	567,447,423	360,370,301	91,914,415	50,603,732
Net realized and unrealized gain (loss)	38,939,163	864,666,451	554,404,807	143,029,944	62,978,761

Increase (decrease) in net assets from operations	$38,790,927	$854,466,304	$547,680,296	$140,713,621	$61,655,210

13

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of changes in net assets

	Lifestyle Aggressive MVP		Lifestyle Growth MVP		Lifestyle Balanced MVP
Increase (decrease) in net assets	Six months ended 6/30/17 (unaudited)	Year ended 12/31/16	Six months ended 6/30/17 (unaudited)	Year ended 12/31/16	Six months ended 6/30/17 (unaudited)	Year ended 12/31/16
From operations
Net investment income (loss)	($148,236)	$5,046,350	($10,200,147)	$150,771,068	($6,724,511)	$147,615,419
Net realized gain (loss)	5,817,066	4,657,130	297,219,028	406,961,291	194,034,506	335,101,249
Change in net unrealized appreciation (depreciation)	33,122,097	(3,440,995)	567,447,423	(261,077,983)	360,370,301	(112,354,483)
Increase (decrease) in net assets resulting from operations	38,790,927	6,262,485	854,466,304	296,654,376	547,680,296	370,362,185

Distributions to shareholders
From net investment income
Series I	—	(1,092,339)	—	(11,781,413)	—	(12,663,623)
Series II	—	(1,086,995)	—	(126,873,843)	—	(110,631,064)
Series NAV	—	(2,866,826)	—	(12,116,585)	—	(24,323,509)
From net realized gain
Series I	—	(851,822)	—	(20,677,660)	—	(27,242,730)
Series II	—	(1,023,016)	—	(250,462,261)	—	(264,130,693)
Series NAV	—	(2,137,693)	—	(19,871,300)	—	(49,586,007)
Total distributions	—	(9,058,691)	—	(441,783,062)	—	(488,577,626)

From portfolio share transactions
Portfolio share transactions	(22,657,496)	(26,367,155)	(595,407,433)	(822,234,529)	(534,881,480)	(524,361,260)
Total increase (decrease)	16,133,431	(29,163,361)	259,058,871	(967,363,215)	12,798,816	(642,576,701)

Net assets
Beginning of period	356,438,482	385,601,843	9,530,115,621	10,497,478,836	7,866,009,126	8,508,585,827
End of period	$372,571,913	$356,438,482	$9,789,174,492	$9,530,115,621	$7,878,807,942	$7,866,009,126

Undistributed net investment income (loss)	($148,221)	$15	($10,199,424)	$723	($6,724,511)	—

	Lifestyle Moderate MVP		Lifestyle Conservative MVP
Increase (decrease) in net assets	Six months ended 6/30/17 (unaudited)	Year ended 12/31/16	Six months ended 6/30/17 (unaudited)	Year ended 12/31/16
From operations
Net investment income (loss)	($2,316,323)	$45,215,453	($1,323,551)	$33,279,466
Net realized gain (loss)	51,115,529	81,816,853	12,375,029	26,632,172
Change in net unrealized appreciation (depreciation)	91,914,415	(7,606,918)	50,603,732	7,210,352
Increase (decrease) in net assets resulting from operations	140,713,621	119,425,388	61,655,210	67,121,990

Distributions to shareholders
From net investment income
Series I	—	(5,405,432)	—	(4,527,971)
Series II	—	(37,337,833)	—	(27,541,933)
Series NAV	—	(2,472,423)	—	(1,209,017)
From net realized gain
Series I	—	(9,425,116)	—	(4,303,582)
Series II	—	(75,053,256)	—	(29,435,661)
Series NAV	—	(4,258,686)	—	(1,157,045)
Total distributions	—	(133,952,746)	—	(68,175,209)

From portfolio share transactions
Portfolio share transactions	(161,040,305)	(143,706,701)	(141,947,606)	(97,206,862)
Total increase (decrease)	(20,326,684)	(158,234,059)	(80,292,396)	(98,260,081)

Net assets
Beginning of period	2,341,816,497	2,500,050,556	1,474,256,837	1,572,516,918
End of period	$2,321,489,813	$2,341,816,497	$1,393,964,441	$1,474,256,837

Undistributed net investment income (loss)	($2,315,933)	$390	($1,323,070)	$481

14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive MVP
SERIES I
06-30-2017[5]	9.85	—	[6]	1.10	1.10	—	—	—	—	10.95	11.17	[7]	0.16	[8]	0.09	[8]	(0.06)[8]	77	6
12-31-2016	9.91	0.14		0.05	0.19	(0.14)	(0.11)	—	(0.25)	9.85	1.95		0.15		0.10		1.40	76	55
12-31-2015	10.75	0.12		(0.75)	(0.63)	(0.12)	(0.09)	—	(0.21)	9.91	(5.85)		0.13		0.10		1.09	83	16
12-31-2014	10.91	0.11		0.05	0.16	(0.12)	(0.20)	—	(0.32)	10.75	1.40		0.13		0.10		1.03	105	31
12-31-2013	8.81	0.11		2.24	2.35	(0.11)	(0.14)	—	(0.25)	10.91	26.72		0.13		0.12		1.13	123	21
12-31-2012	7.66	0.07		1.20	1.27	(0.08)	(0.04)	—	(0.12)	8.81	16.61		0.12		0.12		0.87	95	18
SERIES II
06-30-2017[5]	9.82	(0.01)		1.10	1.09	—	—	—	—	10.91	11.10	[7]	0.36	[8]	0.29	[8]	(0.26)[8]	86	6
12-31-2016	9.89	0.11		0.05	0.16	(0.12)	(0.11)	—	(0.23)	9.82	1.66		0.35		0.30		1.17	87	55
12-31-2015	10.73	0.09		(0.74)	(0.65)	(0.10)	(0.09)	—	(0.19)	9.89	(6.05)		0.33		0.30		0.86	102	16
12-31-2014	10.88	0.09		0.06	0.15	(0.10)	(0.20)	—	(0.30)	10.73	1.29		0.33		0.30		0.78	136	31
12-31-2013	8.79	0.08		2.24	2.32	(0.09)	(0.14)	—	(0.23)	10.88	26.43		0.33		0.32		0.83	189	21
12-31-2012	7.64	0.06		1.20	1.26	(0.07)	(0.04)	—	(0.11)	8.79	16.43		0.32		0.32		0.68	176	18
SERIES NAV
06-30-2017[5]	9.85	—	[6]	1.11	1.11	—	—	—	—	10.96	11.27	[7]	0.11	[8]	0.04	[8]	(0.01)[8]	209	6
12-31-2016	9.91	0.14		0.06	0.20	(0.15)	(0.11)	—	(0.26)	9.85	1.90		0.10		0.05		1.46	194	55
12-31-2015	10.76	0.13		(0.76)	(0.63)	(0.13)	(0.09)	—	(0.22)	9.91	(5.79)		0.08		0.05		1.21	201	16
12-31-2014	10.91	0.13		0.05	0.18	(0.13)	(0.20)	—	(0.33)	10.76	1.54		0.08		0.05		1.15	210	31
12-31-2013	8.81	0.12		2.24	2.36	(0.12)	(0.14)	—	(0.26)	10.91	26.77		0.08		0.07		1.17	196	21
12-31-2012	7.66	0.09		1.19	1.28	(0.09)	(0.04)	—	(0.13)	8.81	16.67		0.07		0.07		1.06	152	18
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.35% – 1.12%, 0.53% – 1.16%, 0.53% – 1.08%, 0.52% – 1.08%, 0.69% – 1.12%, and 0.70% – 1.10%, for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 5. Six months ended 6-30-17. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

Lifestyle Growth MVP
SERIES I
06-30-2017[5]	12.99	—	[6]	1.20	1.20	—	—	—	—	14.19	9.24	[7]	0.13	[8]	0.09	[8]	(0.04)[8]	694	3
12-31-2016	13.17	0.22		0.23	0.45	(0.23)	(0.40)	—	(0.63)	12.99	3.34		0.12		0.10		1.72	676	26
12-31-2015	14.13	0.23		(0.88)	(0.65)	(0.24)	(0.07)	—	(0.31)	13.17	(4.53)		0.12		0.10		1.66	722	9
12-31-2014	14.23	0.25		0.06	0.31	(0.26)	(0.15)	—	(0.41)	14.13	2.16		0.12		0.10		1.73	839	18
12-31-2013	12.21	0.23		2.13	2.36	(0.24)	(0.10)	—	(0.34)	14.23	19.34		0.11		0.11		1.73	917	11
12-31-2012	10.92	0.18		1.33	1.51	(0.18)	(0.04)	—	(0.22)	12.21	13.87		0.11		0.11		1.50	807	39	[9]
SERIES II
06-30-2017[5]	12.95	(0.02)		1.21	1.19	—	—	—	—	14.14	9.19	[7]	0.33	[8]	0.29	[8]	(0.24)[8]	8,377	3
12-31-2016	13.14	0.19		0.22	0.41	(0.20)	(0.40)	—	(0.60)	12.95	3.15		0.32		0.30		1.49	8,177	26
12-31-2015	14.10	0.20		(0.88)	(0.68)	(0.21)	(0.07)	—	(0.28)	13.14	(4.81)		0.32		0.30		1.43	9,102	9
12-31-2014	14.19	0.21		0.08	0.29	(0.23)	(0.15)	—	(0.38)	14.10	2.04		0.32		0.30		1.47	11,165	18
12-31-2013	12.18	0.20		2.12	2.32	(0.21)	(0.10)	—	(0.31)	14.19	19.09		0.31		0.31		1.50	14,027	11
12-31-2012	10.90	0.15		1.33	1.48	(0.16)	(0.04)	—	(0.20)	12.18	13.59		0.31		0.31		1.27	12,818	39	[9]
SERIES NAV
06-30-2017[5]	13.00	—	[6]	1.21	1.21	—	—	—	—	14.21	9.31	[7]	0.08	[8]	0.04	[8]	0.01 [8]	719	3
12-31-2016	13.19	0.24		0.21	0.45	(0.24)	(0.40)	—	(0.64)	13.00	3.38		0.07		0.05		1.81	677	26
12-31-2015	14.15	0.25		(0.89)	(0.64)	(0.25)	(0.07)	—	(0.32)	13.19	(4.55)		0.07		0.05		1.79	673	9
12-31-2014	14.24	0.27		0.06	0.33	(0.27)	(0.15)	—	(0.42)	14.15	2.28		0.07		0.05		1.86	703	18
12-31-2013	12.22	0.25		2.11	2.36	(0.24)	(0.10)	—	(0.34)	14.24	19.38		0.06		0.06		1.87	670	11
12-31-2012	10.93	0.19		1.33	1.52	(0.19)	(0.04)	—	(0.23)	12.22	13.91		0.06		0.06		1.58	521	39	[9]
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios from the underlying funds held by the portfolio was as follows: 0.35% – 1.12%, 0.53% – 1.16%, 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10% and 0.49% – 1.10% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 5. Six months ended 6-30-17. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized. 9. Excludes merger activity.

15

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced MVP
SERIES I
06-30-2017[5]	12.05	—	[6]	0.88	0.88	—	—	—	—	12.93	7.30	[7]	0.13	[8]	0.09	[8]	(0.03)[8]	631	2
12-31-2016	12.24	0.24		0.35	0.59	(0.25)	(0.53)	—	(0.78)	12.05	4.79		0.12		0.09		1.97	629	17
12-31-2015	13.87	0.27		(0.58)	(0.31)	(0.27)	(1.05)	—	(1.32)	12.24	(2.25)		0.12		0.09		1.97	671	9
12-31-2014	13.69	0.29		0.30	0.59	(0.31)	(0.10)	—	(0.41)	13.87	4.29		0.11		0.10		2.05	768	20
12-31-2013	12.48	0.26		1.33	1.59	(0.27)	(0.11)	—	(0.38)	13.69	12.78		0.11		0.11		1.98	863	9
12-31-2012	11.41	0.22		1.13	1.35	(0.23)	(0.05)	—	(0.28)	12.48	11.87		0.11		0.11		1.82	834	32
SERIES II
06-30-2017[5]	11.99	(0.01)		0.86	0.85	—	—	—	—	12.84	7.09	[7]	0.33	[8]	0.29	[8]	(0.23)[8]	6,020	2
12-31-2016	12.18	0.21		0.35	0.56	(0.22)	(0.53)	—	(0.75)	11.99	4.61		0.32		0.29		1.75	6,054	17
12-31-2015	13.80	0.24		(0.57)	(0.33)	(0.24)	(1.05)	—	(1.29)	12.18	(2.39)		0.32		0.29		1.74	6,646	9
12-31-2014	13.63	0.25		0.30	0.55	(0.28)	(0.10)	—	(0.38)	13.80	4.03		0.31		0.30		1.80	7,970	20
12-31-2013	12.43	0.23		1.33	1.56	(0.25)	(0.11)	—	(0.36)	13.63	12.54		0.31		0.31		1.75	9,777	9
12-31-2012	11.36	0.20		1.13	1.33	(0.21)	(0.05)	—	(0.26)	12.43	11.70		0.31		0.31		1.62	9,828	32
SERIES NAV
06-30-2017[5]	12.08	—	[6]	0.88	0.88	—	—	—	—	12.96	7.28	[7]	0.08	[8]	0.04	[8]	0.03 [8]	1,228	2
12-31-2016	12.26	0.25		0.35	0.60	(0.25)	(0.53)	—	(0.78)	12.08	4.92		0.07		0.04		2.06	1,183	17
12-31-2015	13.89	0.28		(0.58)	(0.30)	(0.28)	(1.05)	—	(1.33)	12.26	(2.20)		0.07		0.04		2.06	1,192	9
12-31-2014	13.72	0.30		0.28	0.58	(0.31)	(0.10)	—	(0.41)	13.89	4.26		0.06		0.05		2.15	1,293	20
12-31-2013	12.50	0.28		1.33	1.61	(0.28)	(0.11)	—	(0.39)	13.72	12.90		0.06		0.06		2.07	1,344	9
12-31-2012	11.43	0.23		1.13	1.36	(0.24)	(0.05)	—	(0.29)	12.50	11.90		0.06		0.06		1.91	1,237	32
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.35% – 1.12%, 0.53% – 1.16% 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, and 0.49% – 1.10% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13, and 12-31-12, respectively. 5. Six months ended 6-30-17. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

Lifestyle Moderate MVP
SERIES I
06-30-2017[5]	11.65	—	[6]	0.73	0.73	—	—	—	—	12.38	6.27	[7]	0.13	[8]	0.08	[8]	(0.03)[8]	264	4
12-31-2016	11.72	0.25		0.38	0.63	(0.25)	(0.45)	—	(0.70)	11.65	5.29		0.12		0.09		2.07	259	13
12-31-2015	13.30	0.28		(0.41)	(0.13)	(0.27)	(1.18)	—	(1.45)	11.72	(0.91)		0.12		0.09		2.14	257	10
12-31-2014	13.68	0.31		0.37	0.68	(0.32)	(0.74)	—	(1.06)	13.30	4.94		0.12		0.10		2.24	289	26
12-31-2013	12.78	0.29		1.02	1.31	(0.30)	(0.11)	—	(0.41)	13.68	10.22		0.11		0.11		2.14	320	7
12-31-2012	11.84	0.26		1.00	1.26	(0.27)	(0.05)	—	(0.32)	12.78	10.67		0.11		0.11		2.07	315	26
SERIES II
06-30-2017[5]	11.58	(0.01)		0.72	0.71	—	—	—	—	12.29	6.13	[7]	0.33	[8]	0.28	[8]	(0.23)[8]	1,939	4
12-31-2016	11.65	0.22		0.38	0.60	(0.22)	(0.45)	—	(0.67)	11.58	5.12		0.32		0.29		1.83	1,966	13
12-31-2015	13.23	0.24		(0.39)	(0.15)	(0.25)	(1.18)	—	(1.43)	11.65	(1.12)		0.32		0.29		1.88	2,131	10
12-31-2014	13.62	0.27		0.37	0.64	(0.29)	(0.74)	—	(1.03)	13.23	4.68		0.32		0.30		1.98	2,513	26
12-31-2013	12.73	0.25		1.02	1.27	(0.27)	(0.11)	—	(0.38)	13.62	9.97		0.31		0.31		1.89	3,037	7
12-31-2012	11.79	0.23		1.00	1.23	(0.24)	(0.05)	—	(0.29)	12.73	10.50		0.31		0.31		1.86	3,157	26
SERIES NAV
06-30-2017[5]	11.65	—	[6]	0.74	0.74	—	—	—	—	12.39	6.35	[7]	0.08	[8]	0.03	[8]	0.02 [8]	119	4
12-31-2016	11.73	0.26		0.36	0.62	(0.25)	(0.45)	—	(0.70)	11.65	5.25		0.07		0.04		2.15	116	13
12-31-2015	13.31	0.29		(0.41)	(0.12)	(0.28)	(1.18)	—	(1.46)	11.73	(0.86)		0.07		0.04		2.20	112	10
12-31-2014	13.69	0.34		0.35	0.69	(0.33)	(0.74)	—	(1.07)	13.31	4.99		0.07		0.05		2.46	115	26
12-31-2013	12.79	0.30		1.02	1.32	(0.31)	(0.11)	—	(0.42)	13.69	10.27		0.06		0.06		2.23	102	7
12-31-2012	11.85	0.28		0.98	1.26	(0.27)	(0.05)	—	(0.32)	12.79	10.71		0.06		0.06		2.23	91	26
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.12%, 0.53% – 1.16%, 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, and 0.49% – 1.10% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13, and 12-31-12, respectively. 5. Six months ended 6-30-17. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

16

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative MVP
SERIES I
06-30-2017[5]	11.12	—	[6]	0.49	0.49	—	—	—	—	11.61	4.41	[7]	0.13	[8]	0.08	[8]	(0.02)[8]	181	3
12-31-2016	11.14	0.27		0.24	0.51	(0.27)	(0.26)	—	(0.53)	11.12	4.58		0.12		0.09		2.38	188	11
12-31-2015	12.12	0.29		(0.29)	—	(0.28)	(0.70)	—	(0.98)	11.14	0.05		0.12		0.09		2.42	180	11
12-31-2014	12.58	0.32		0.31	0.63	(0.33)	(0.76)	—	(1.09)	12.12	5.02		0.12		0.10		2.50	191	33
12-31-2013	12.96	0.29		0.21	0.50	(0.35)	(0.53)	—	(0.88)	12.58	3.88		0.11		0.11		2.24	218	5
12-31-2012	12.56	0.33		0.73	1.06	(0.32)	(0.34)	—	(0.66)	12.96	8.52		0.11		0.11		2.51	274	22
SERIES II
06-30-2017[5]	11.04	(0.01)		0.49	0.48	—	—	—	—	11.52	4.35	[7]	0.33	[8]	0.28	[8]	(0.22)[8]	1,165	3
12-31-2016	11.07	0.24		0.24	0.48	(0.25)	(0.26)	—	(0.51)	11.04	4.31		0.32		0.29		2.10	1,236	11
12-31-2015	12.05	0.25		(0.27)	(0.02)	(0.26)	(0.70)	—	(0.96)	11.07	(0.15)		0.32		0.29		2.13	1,344	11
12-31-2014	12.51	0.29		0.32	0.61	(0.31)	(0.76)	—	(1.07)	12.05	4.84		0.32		0.30		2.25	1,583	33
12-31-2013	12.89	0.26		0.22	0.48	(0.33)	(0.53)	—	(0.86)	12.51	3.69		0.31		0.31		1.99	2,014	5
12-31-2012	12.50	0.30		0.73	1.03	(0.30)	(0.34)	—	(0.64)	12.89	8.27		0.31		0.31		2.29	2,613	22
SERIES NAV
06-30-2017[5]	11.14	—	[6]	0.50	0.50	—	—	—	—	11.64	4.49	[7]	0.08	[8]	0.03	[8]	0.03 [8]	48	3
12-31-2016	11.17	0.28		0.23	0.51	(0.28)	(0.26)	—	(0.54)	11.14	4.53		0.07		0.04		2.42	50	11
12-31-2015	12.14	0.30		(0.28)	0.02	(0.29)	(0.70)	—	(0.99)	11.17	0.18		0.07		0.04		2.45	48	11
12-31-2014	12.61	0.35		0.28	0.63	(0.34)	(0.76)	—	(1.10)	12.14	4.97		0.07		0.05		2.71	50	33
12-31-2013	12.98	0.33		0.19	0.52	(0.36)	(0.53)	—	(0.89)	12.61	4.00		0.06		0.06		2.50	48	5
12-31-2012	12.58	0.36		0.71	1.07	(0.33)	(0.34)	—	(0.67)	12.98	8.55		0.06		0.06		2.77	50	22
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.12%, 0.53% – 1.16%, 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10% and 0.49% – 1.10% for the periods ended 6-30-17, 12-31-16, 12-31-15, 12-31-14, 12-31-13 and 12-31-12, respectively. 5. Six months ended 6-30-17. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.

17

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is a series company with multiple investment series, five of which (collectively, Lifestyle MVPs or the portfolios, and individually the portfolio) are presented in the report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The portfolios operate as “funds of funds” that invest primarily in Class NAV shares of affiliated underlying funds of the Trust and other funds in the John Hancock funds complex and other permitted investments, including other affiliated funds.

The portfolios may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Series I, Series II, and Series NAV shares are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The investment objectives of the portfolios are as follows:

Lifestyle Aggressive MVP
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Growth MVP
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Balanced MVP
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Moderate MVP
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Lifestyle Conservative MVP
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in underlying affiliated funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

18

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2017, by major security category or type:

	Total Value at 6-30-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Lifestyle Growth MVP
Affiliated investment companies	$9,671,584,740	$9,671,584,740	—	—
Short-term investments	86,688,104	10,823,787	$75,864,317	—
Total investments in securities	$9,758,272,844	$9,682,408,527	$75,864,317	—
Other financial instruments:
Futures	($4,784,694)	($4,649,647)	($134,747)

Lifestyle Balanced MVP
Affiliated investment companies	$7,798,452,185	$7,798,452,185	—	—
Short-term investments	63,022,556	7,662,291	$55,360,265	—
Total investments in securities	$7,861,474,741	$7,806,114,476	$55,360,265	—
Other financial instruments:
Futures	($2,622,940)	($2,552,239)	($70,701)

Lifestyle Moderate MVP
Affiliated investment companies	$2,302,173,868	$2,302,173,868	—	—
Short-term investments	15,551,501	1,928,507	$13,622,994	—
Total investments in securities	$2,317,725,369	$2,304,102,375	$13,622,994	—
Other financial instruments:
Futures	($479,628)	($470,931)	($8,697)

Lifestyle Conservative MVP
Affiliated investment companies	$1,383,971,731	$1,383,971,731	—	—
Short-term investments	7,973,494	—	$7,973,494	—
Total investments in securities	$1,391,945,225	$1,383,971,731	$7,973,494	—
Other financial instruments:
Futures	($140,709)	($136,550)	($4,159)	—

As of June 30, 2017, all investments for Lifestyle Aggressive MVP are categorized as Level 1 under the hierarchy described above, except for short-term investments, which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for certain fund and subject to the need of other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. Prior to June 29, 2017, the portfolios had a similar agreement that enabled them to participate in a $1 billion unsecured committed line of credit.

Commitment fees for the six months ended June 30, 2017 were as follows:

Portfolio	Commitment Fee
Lifestyle Aggressive MVP	$1,780
Lifestyle Growth MVP	11,727
Lifestyle Balanced MVP	10,005
Lifestyle Moderate MVP	3,968
Lifestyle Conservative MVP	3,051

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net assets the class and applicable specific expense rates.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of December 31, 2016, the Lifestyle Aggressive MVP fund has a short-term capital loss carryforward of $290,717 available to offset future net realized capital gains. This carryforward does not expire.

As of December 31, 2016, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. Each portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on June 30, 2017, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive MVP	$344,782,995	$29,450,002	($2,268,379)	$27,181,623
Lifestyle Growth MVP	8,734,343,871	1,107,368,157	(83,439,184)	1,023,928,973
Lifestyle Balanced MVP	7,347,405,479	587,768,845	(73,699,583)	514,069,262
Lifestyle Moderate MVP	2,201,218,243	140,829,288	(24,322,162)	116,507,126
Lifestyle Conservative MVP	1,388,913,757	23,223,292	(20,191,824)	3,031,468

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the portfolios used futures contracts during the six months ended June 30, 2017. In addition, the table summarizes the range of notional contract amounts held by the portfolios during the six months ended June 30, 2017, as measured at each quarter end.

Fund	Reason	USD Notional range
Lifestyle Growth MVP	To manage volatility of returns	$820.6 million to $930.7 million
Lifestyle Balanced MVP	To manage volatility of returns	$457.1 million to $515.4 million
Lifestyle Moderate MVP	To manage volatility of returns	$54.8 million to $100.1 million
Lifestyle Conservative MVP	To manage volatility of returns	$26.4 million to $30.5 million

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DERIVATIVE INSTRUMENTS, CONTINUED

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2017 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Lifestyle Growth MVP	Equity	Receivable/payable for futures	Futures†	$412,171	($5,426,547)
	Foreign	Receivable/payable for futures	Futures†	$1,126,729	(897,047)
	Total			$1,538,900	($6,323,594)
Lifestyle Balanced MVP	Equity	Receivable/payable for futures	Futures†	$229,884	($2,964,062)
	Foreign	Receivable/payable for futures	Futures†	582,102	(470,864)
	Total			$811,986	($3,434,926)
Lifestyle Moderate MVP	Equity	Receivable/payable for futures	Futures†	$46,695	($572,760)
	Foreign	Receivable/payable for futures	Futures†	141,822	(95,385)
	Total			$188,517	($668,145)
Lifestyle Conservative MVP	Equity	Receivable/payable for futures	Futures†	$11,598	($162,641)
	Foreign	Receivable/payable for futures	Futures†	36,327	(25,993)
	Total			$47,925	($188,634)

†	Reflects cumulative appreciation/depreciation on futures. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2017:

	Statements of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Futures Contracts
Lifestyle Growth MVP	Equity	$66,208,105
	Foreign	5,199,537
	Total	$71,407,642
Lifestyle Balanced MVP	Equity	$34,417,158
	Foreign	2,484,668
	Total	$36,901,826
Lifestyle Moderate MVP	Equity	$5,901,519
	Foreign	426,174
	Total	$6,327,693
Lifestyle Conservative MVP	Equity	$2,053,697
	Foreign	105,189
	Total	$2,158,886

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2017:

	Statements of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Futures Contracts
Lifestyle Growth MVP	Equity	($2,129,495)
	Foreign	3,020,671
	Total	$891,176
Lifestyle Balanced MVP	Equity	($1,275,134)
	Foreign	1,533,330
	Total	$258,196
Lifestyle Moderate MVP	Equity	($377,989)
	Foreign	228,922
	Total	($149,067)
Lifestyle Conservative MVP	Equity	($47,416)
	Foreign	106,629
	Total	$59,213

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

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5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Funds II (JHF II) and net assets of similar funds of the Trust. The Advisor has subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect wholly owned subsidiaries of MFC and affiliates of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, JHF II and John Hancock Funds III excluding JHVIT 500 Index Trust B, JHVIT Total Bond Market Trust B and JHVIT International Equity Index Trust B.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of each portfolio.

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.05% (on an annualized basis)	0.04% (on an annualized basis)
Other assets	0.50% (on an annualized basis)	0.49% (on an annualized basis)

Expense reimbursements. The Advisor contractually agreed to reimburse certain other expenses for the portfolios so that they do not exceed 0.00% of average net assets of the portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the portfolios’ business, the management fee, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2018, and may terminate at any time thereafter.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time. In addition, the Advisor voluntarily agreed to waive its advisory fees and/or reduce expenses by 0.01% of each portfolio’s average net assets.

Prior to April 30, 2017, the Advisor contractually agreed to waive its management fees and/or reduce expenses by 0.002% of each portfolio’s average net assets.

The expense reductions described for the six months ended June 30, 2017 amounted to:

	Expense Reimbursement by Class
Portfolio	Series I	Series II	Series NAV	Total
Lifestyle Aggressive MVP	$25,733	$29,011	$67,717	$122,461
Lifestyle Growth MVP	145,949	1,771,368	149,547	2,066,864
Lifestyle Balanced MVP	130,615	1,252,673	250,439	1,633,727
Lifestyle Moderate MVP	53,004	396,847	24,178	474,029
Lifestyle Conservative MVP	39,025	254,130	10,530	303,685

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2017 were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Lifestyle Aggressive MVP	0.00%
Lifestyle Growth MVP	0.02%
Lifestyle Balanced MVP	0.02%
Lifestyle Moderate MVP	0.01%
Lifestyle Conservative MVP	0.01%

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2017 amounted to an annual rate of 0.02% of each portfolio’s average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:

Class	Rule 12b-1 Fee
Series I	0.05%
Series II	0.25%

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other portfolios within the John Hancock group of funds complex.

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6.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolios’ shares for the six months ended June 30, 2017 and the year ended December 31, 2016 were as follows:

Lifestyle Aggressive MVP	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	85,743	$898,432	345,669	$3,353,768
Distributions reinvested	—	—	197,661	1,944,161
Repurchased	(744,277)	(7,754,565)	(1,180,019)	(11,450,878)
Net decrease	(658,534)	($6,856,133)	(636,689)	($6,152,949)
Series II shares
Sold	93,298	$980,169	230,632	$2,200,704
Distributions reinvested	—	—	215,170	2,110,011
Repurchased	(1,038,393)	(10,788,357)	(1,944,998)	(18,884,108)
Net decrease	(945,095)	($9,808,188)	(1,499,196)	($14,573,393)
Series NAV shares
Sold	491,149	$5,226,035	10,543,397	$100,668,645
Distributions reinvested	—	—	508,266	5,004,519
Repurchased	(1,074,451)	(11,219,210)	(11,628,023)	(111,313,977)
Net decrease	(583,302)	($5,993,175)	(576,360)	($5,640,813)
Total net decrease	(2,186,931)	($22,657,496)	(2,712,245)	($26,367,155)

Lifestyle Growth MVP	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	198,299	$2,718,125	1,107,426	$14,365,407
Distributions reinvested	—	—	2,485,525	32,459,073
Repurchased	(3,349,294)	(45,642,384)	(6,409,463)	(83,786,881)
Net decrease	(3,150,995)	($42,924,259)	(2,816,512)	($36,962,401)
Series II shares
Sold	4,635	$65,206	112,409,263	$1,446,534,898
Distributions reinvested	—	—	28,981,457	377,336,104
Repurchased	(38,931,807)	(531,990,517)	(202,776,670)	(2,622,838,564)
Net decrease	(38,927,172)	($531,925,311)	(61,385,950)	($798,967,562)
Series NAV shares
Sold	942,272	$12,934,362	1,988,621	$26,037,465
Distributions reinvested	—	—	2,446,093	31,987,885
Repurchased	(2,442,568)	(33,492,225)	(3,376,161)	(44,329,916)
Net increase (decrease)	(1,500,296)	($20,557,863)	1,058,553	$13,695,434
Total net decrease	(43,578,463)	($595,407,433)	(63,143,909)	($822,234,529)

Lifestyle Balanced MVP	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	271,123	$3,423,530	1,555,122	$18,913,322
Distributions reinvested	—	—	3,262,229	39,906,353
Repurchased	(3,633,718)	(45,592,538)	(7,522,260)	(92,206,080)
Net decrease	(3,362,595)	($42,169,008)	(2,704,909)	($33,386,405)
Series II shares
Sold	8,186	$101,412	25,606,679	$307,000,000
Distributions reinvested	—	—	30,805,167	374,761,757
Repurchased	(36,290,530)	(453,127,148)	(97,263,359)	(1,181,733,273)
Net decrease	(36,282,344)	($453,025,736)	(40,851,513)	($499,971,516)
Series NAV shares
Sold	175,995	$2,247,108	583,881	$7,178,316
Distributions reinvested	—	—	6,025,638	73,909,516
Repurchased	(3,332,336)	(41,933,844)	(5,843,722)	(72,091,171)
Net increase (decrease)	(3,156,341)	($39,686,736)	765,797	$8,996,661
Total net decrease	(42,801,280)	($534,881,480)	(42,790,625)	($524,361,260)

Lifestyle Moderate MVP	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	396,843	$4,800,322	1,712,710	$20,401,613
Distributions reinvested	—	—	1,251,953	14,830,548
Repurchased	(1,342,586)	(16,150,989)	(2,618,002)	(31,150,487)
Net increase (decrease)	(945,743)	($11,350,667)	346,661	$4,081,674
Series II shares
Sold	225,827	$2,713,661	4,330,078	$50,900,541
Distributions reinvested	—	—	9,540,157	112,391,089
Repurchased	(12,300,592)	(147,400,166)	(26,844,150)	(315,727,831)
Net decrease	(12,074,765)	($144,686,505)	(12,973,915)	($152,436,201)
Series NAV shares
Sold	308,538	$3,711,094	735,728	$8,762,364
Distributions reinvested	—	—	567,787	6,731,109
Repurchased	(713,529)	(8,714,227)	(905,401)	(10,845,647)
Net increase (decrease)	(404,991)	($5,003,133)	398,114	$4,647,826
Total net decrease	(13,425,499)	($161,040,305)	(12,229,140)	($143,706,701)

23

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Conservative MVP	Six months ended 6/30/17		Year ended 12/31/16
	Shares	Amount	Shares	Amount
Series I shares
Sold	381,676	$4,349,000	2,149,550	$24,492,267
Distributions reinvested	—	—	780,043	8,831,553
Repurchased	(1,738,690)	(19,779,658)	(2,172,049)	(24,793,511)
Net increase (decrease)	(1,357,014)	($15,430,658)	757,544	$8,530,309
Series II shares
Sold	79,086	$901,187	3,686,313	$41,735,081
Distributions reinvested	—	—	5,064,117	56,977,594
Repurchased	(10,956,168)	(123,759,054)	(18,182,234)	(206,086,053)
Net decrease	(10,877,082)	($122,857,867)	(9,431,804)	($107,373,378)
Series NAV shares
Sold	288,678	$3,286,816	908,142	$10,499,595
Distributions reinvested	—	—	208,511	2,366,062
Repurchased	(606,192)	(6,945,897)	(970,362)	(11,229,450)
Net increase (decrease)	(317,514)	($3,659,081)	146,291	$1,636,207
Total net decrease	(12,551,610)	($141,947,606)	(8,527,969)	($97,206,862)

Affiliates of the Trust owned 100% of the shares of the portfolios. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

7.  PURCHASE OF SALE AND SECURITIES The following summarizes the purchases and sales of the portfolios, other than short-term investment and U.S. Treasury obligations, aggregated below for the six months ended June 30, 2017:

Portfolio	Purchases	Sales
Lifestyle Aggressive MVP	$21,251,531	$44,069,869
Lifestyle Growth MVP	295,905,520	852,693,945
Lifestyle Balanced MVP	169,380,305	688,113,545
Lifestyle Moderate MVP	103,199,025	264,296,326
Lifestyle Conservative MVP	43,867,264	185,867,639

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2017, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Percent of Underlying Funds’ Net Assets
Lifestyle Aggressive MVP
	International Growth Stock Trust	5.18%
Lifestyle Growth MVP
	Alpha Opportunities Trust	55.81%
	Small Company Growth Trust	50.30%
	International Growth Stock Trust	49.62%
	Emerging Markets Value Trust	49.36%
	Fundamental Large Cap Value Fund	48.55%
	Global Conservative Absolute Return Fund	35.28%
	International Value Trust	32.18%
	New Income Trust	30.64%
	Multifactor Large Cap ETF	30.02%
	Strategic Equity Allocation Portfolio	28.64%
	Multifactor Mid Cap ETF	28.14%
	Capital Appreciation Trust	28.11%
	Equity Income Trust	26.41%
	Small Cap Opportunities Trust	26.17%
	Smalll Company Value Trust	22.24%
	Mid Cap Stock Trust	21.87%
	Mid Value Trust	21.08%
	Core Bond Trust	19.92%
	Global Bond Trust	19.91%
	Bond Trust	18.60%
	Blue Chip Growth trust	16.96%
	Small Cap Growth Trust	15.53%
	Strategic Growth Fund	14.24%
	Short Term Government Income Trust	11.24%
	Emerging Markets Equity Fund	10.15%
	Total Return Fund	9.40%
	Small Cap Value Trust	9.06%
Lifestyle Balanced MVP
	New Income Trust	42.49%
	Small Company Growth Trust	35.58%
	Global Conservative Absolute Return Fund	34.66%
	Fundamental Large Cap Value Fund	32.50%
	Alpha Opportunities Trust	30.51%
	Core Bond Trust	27.65%
Lifestyle Balanced MVP (continued)
	Global Bond Trust	27.16%
	Bond Trust	25.79%
	Multifactor Large Cap ETF	24.05%
	International Growth Stock Trust	23.13%
	Emerging Markets Value Trust	22.69%
	Multifactor Mid Cap ETF	22.62%
	Capital Appreciation Trust	18.73%
	Short Term Government Income Trust	17.87%
	Equity Income Trust	17.78%
	International Value Trust	16.54%
	Strategic Equity Allocation Portfolio	15.87%
	Small Company Value Trust	15.76%
	Total Return Fund	13.02%
	Blue Chip Growth Trust	11.34%
	Small Cap Growth Trust	11.01%
	Mid Cap Stock Trust	10.87%
	Mid Value Trust	9.69%
	Strategic Growth Fund	9.51%
	Small Cap Value Trust	5.19%
Lifestyle Moderate MVP
	New Income Trust	14.83%
	Global Conservative Absolute Return Fund	13.80%
	Global Bond Trust	9.71%
	Core Bond Trust	9.65%
	Bond Trust	9.18%
	Small Company Growth Trust	8.69%
	Fundamental Large Cap Value Fund	8.64%
	Short Term Government Income Trust	5.97%
Lifestyle Conservative MVP
	New Income Trust	12.07%
	Global Conservative Absolute Return Fund	10.78%
	Global Bond Trust	8.00%
	Core Bond Trust	7.81%
	Bond Trust	7.37%
	Short Term Government Income Trust	5.05%

24

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive MVP
All Cap Core	20,161	—	(20,161)	—	—	—	$78,040	—
Alpha Opportunities	481,717	—	—	481,717	—	—	—	$5,303,705
Blue Chip Growth	801,023	8,755	(114,668)	695,110	—	—	1,136,311	22,743,998
Capital Appreciation	1,810,610	20,399	(236,050)	1,594,959	—	—	908,995	21,962,580
Emerging Markets Equity	745,486	—	(63,255)	682,231	—	—	81,853	7,190,714
Emerging Markets Value	2,509,188	51,372	(290,288)	2,270,272	—	—	(679,013)	21,567,587
Equity Income	2,200,089	52,051	(139,234)	2,112,906	—	—	420,487	37,039,238
Fundamental Large Cap Value	2,783,466	55,863	(725,452)	2,113,877	—	—	1,093,520	30,291,855
International Growth	146,354	416,377	(55,974)	506,757	—	—	177,982	12,511,829
International Growth Opportunities	444,162	—	(444,162)	—	—	—	643,315	—
International Growth Stock	1,087,852	98,564	(60,491)	1,125,925	—	—	198,273	19,805,016
International Value	1,825,027	—	(141,666)	1,683,361	—	—	653,067	23,062,050
International Value Equity	740,225	419,362	(57,915)	1,101,672	—	—	20,249	9,265,058
Mid Cap Stock	838,490	18,301	(79,672)	777,119	—	—	52,205	13,094,448
Mid Value	1,056,177	52,355	(4,207)	1,104,325	—	—	1,554	13,152,514
Multifactor Large Cap ETF	143,309	—	(13,320)	129,989	$27,280	—	33,025	4,110,252
Multifactor Mid Cap ETF	72,509	—	(6,814)	65,695	8,375	—	16,077	2,046,399
Real Estate Securities	359,905	38,525	(36,728)	361,702	—	—	224,720	6,915,744
Small Cap Growth	423,787	11,259	(20,304)	414,742	—	—	(18,882)	3,807,348
Small Cap Opportunities	140,314	9,628	(6,691)	143,251	—	—	114,595	4,531,044
Small Cap Value	170,109	18,679	(7,276)	181,512	—	—	30,486	3,793,596
Small Company Growth	131,528	4,882	(2,191)	134,219	—	—	32,040	3,806,449
Small Company Value	145,758	26,942	(3,743)	168,957	—	—	31,842	3,772,802
Strategic Equity Allocation	4,365,635	48,631	(282,398)	4,131,868	—	—	224,565	76,894,060
Strategic Growth	1,349,154	16,365	(126,858)	1,238,661	—	—	343,924	22,196,801
					$35,655	—	$5,819,230	$368,865,087
Lifestyle Growth MVP
All Cap Core	1,903,279	—	(1,903,279)	—	—	—	$28,497,073	—
Alpha Opportunities	7,419,143	—	—	7,419,143	—	—	—	$81,684,762
Blue Chip Growth	10,448,201	—	(1,645,645)	8,802,556	—	—	25,189,942	288,019,633
Bond	123,877,002	4,064,150	(1,379,509)	126,561,643	—	—	(365,691)	1,727,566,429
Capital Appreciation	23,236,497	199,847	(3,198,998)	20,237,346	—	—	13,047,365	278,668,251
Core Bond	17,606,400	980,523	—	18,586,923	—	—	—	247,949,550
Emerging Markets Equity	7,971,474	2,931,927	(806,910)	10,096,491	—	—	1,085,417	106,417,012
Emerging Markets Value	38,218,466	276,483	(4,891,645)	33,603,304	—	—	5,329,173	319,231,384
Equity Income	29,377,976	111,134	(2,757,712)	26,731,398	—	—	25,066,560	468,601,404
Fundamental Large Cap Value	31,549,598	514,000	(5,147,676)	26,915,922	—	—	7,913,131	385,705,169
Global Bond	8,706,952	511,362	(63,153)	9,155,161	—	—	(2,760)	116,636,747
Global Conservative Absolute Return	4,193,213	847	(1,588,796)	2,605,264	—	—	(1,087,962)	24,307,115
International Growth	1,109,204	4,536,123	(564,569)	5,080,758	—	—	1,680,564	125,443,906
International Growth Opportunities	6,088,852	—	(6,088,852)	—	—	—	15,981,762	—
International Growth Stock	11,798,021	381,840	(1,392,261)	10,787,600	—	—	3,303,773	189,753,891
International Value	22,399,006	—	(1,939,148)	20,459,858	—	—	2,060,718	280,300,058
International Value Equity	768,037	2,708,432	(130,992)	3,345,477	—	—	45,750	28,135,457
Mid Cap Stock	10,905,137	—	(1,528,206)	9,376,931	—	—	13,139,898	158,001,295
Mid Value	14,775,693	625,875	(794,478)	14,607,090	—	—	1,958,405	173,970,439
Multifactor Large Cap ETF	3,839,096	—	(353,921)	3,485,175	731,399	—	877,488	110,201,234
Multifactor Mid Cap ETF	1,948,371	—	(179,054)	1,769,317	225,570	—	422,451	55,114,225
New Income	31,711,348	1,668,208	—	33,379,556	—	—	—	429,594,880
Short Term Government Income	2,676,619	130,072	—	2,806,691	—	—	—	34,269,697
Small Cap Growth	7,346,453	—	(662,824)	6,683,629	—	—	(536,992)	61,355,718
Small Cap Opportunities	1,806,238	38,868	(40,106)	1,805,000	—	—	623,842	57,092,135
Small Cap Value	2,800,300	156,199	(78,186)	2,878,313	—	—	868,989	60,156,737
Small Company Growth	2,341,819	—	(142,027)	2,199,792	—	—	2,754,439	62,386,114
Small Company Value	2,748,843	59,069	(58,568)	2,749,344	—	—	661,589	61,392,848
Strategic Equity Allocation	188,356,401	—	(13,700,992)	174,655,409	—	—	73,186,220	3,250,337,153
Strategic Growth	17,778,312	283,958	(2,347,078)	15,715,192	—	—	4,012,685	281,616,238
Total Return	14,557,479	757,806	—	15,315,285	1,069,590	—	—	207,675,259
					$2,026,559	—	$225,713,829	$9,671,584,740

25

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Balanced MVP
All Cap Core	1,462,552	—	(1,462,552)	—	—	—	$18,610,810	—
Alpha Opportunities	4,055,608	—	—	4,055,608	—	—	—	$44,652,240
Blue Chip Growth	7,097,372	7,177	(1,221,516)	5,883,033	—	—	17,260,375	192,492,825
Bond	178,615,107	1,307,878	(4,481,526)	175,441,459	—	—	(896,518)	2,394,775,919
Capital Appreciation	16,075,360	426,595	(3,015,470)	13,486,485	—	—	20,657,199	185,708,898
Core Bond	24,774,545	1,346,609	(312,005)	25,809,149	—	—	(241,966)	344,294,042
Emerging Markets Equity	3,350,163	1,623,366	(332,902)	4,640,627	—	—	506,604	48,912,211
Emerging Markets Value	18,161,765	169,891	(2,887,345)	15,444,311	—	—	(6,155,318)	146,720,956
Equity Income	20,154,140	754,717	(2,907,594)	18,001,263	—	—	26,297,007	315,562,146
Fundamental Large Cap Value	17,396,753	1,808,977	(1,188,678)	18,017,052	—	—	1,870,608	258,184,360
Global Bond	12,395,666	449,770	(360,538)	12,484,898	—	—	773,949	159,057,604
Global Conservative Absolute Return	3,911,855	—	(1,352,624)	2,559,231	—	—	(926,238)	23,877,628
International Growth	1,670,511	1,012,964	(287,618)	2,395,857	—	—	881,328	59,153,710
International Growth Opportunities	3,200,798	—	(3,200,798)	—	—	—	8,207,667	—
International Growth Stock	5,775,487	24,338	(771,968)	5,027,857	—	—	1,849,070	88,440,001
International Value	11,978,175	—	(1,465,099)	10,513,076	—	—	3,986,032	144,029,141
International Value Equity	33,167	65,767	(5,896)	93,038	—	—	3,486	782,447
Mid Cap Stock	5,523,812	78,575	(942,668)	4,659,719	—	—	(3,428,254)	78,516,267
Mid Value	6,960,864	240,704	(484,550)	6,717,018	—	—	(757,747)	79,999,684
Multifactor Large Cap ETF	3,147,462	—	(355,252)	2,792,210	$585,973	—	880,788	88,289,680
Multifactor Mid Cap ETF	1,604,590	—	(182,393)	1,422,197	181,316	—	430,328	44,301,437
New Income	46,049,950	869,987	(633,837)	46,286,100	—	—	(376,605)	595,702,112
Short Term Government Income	4,453,204	14,082	(4,274)	4,463,012	—	—	(2,479)	54,493,381
Small Cap Growth	5,417,312	115,211	(793,257)	4,739,266	—	—	(436,473)	43,506,463
Small Cap Value	2,046,712	124,320	(119,785)	2,051,247	—	—	1,041,014	42,871,053
Small Company Growth	1,589,520	145,576	(179,282)	1,555,814	—	—	3,428,680	44,122,890
Small Company Value	1,999,975	92,662	(145,203)	1,947,434	—	—	1,119,004	43,486,195
Strategic Equity Allocation	107,671,374	338,063	(11,237,072)	96,772,365	—	—	59,207,721	1,800,933,704
Strategic Growth	12,340,103	389,344	(2,236,058)	10,493,389	—	—	3,509,950	188,041,536
Total Return	21,073,796	454,436	(322,948)	21,205,284	1,499,221	—	(149,225)	287,543,655
					$2,266,510	—	$157,150,797	$7,798,452,185
Lifestyle Moderate MVP
Alpha Opportunities	654,132	—	—	654,132	—	—	—	$7,201,995
Blue Chip Growth	1,917,916	7,695	(368,242)	1,557,369	—	—	$4,982,690	50,957,126
Bond	63,795,751	510,813	(1,831,690)	62,474,874	—	—	121,806	852,782,034
Capital Appreciation	4,149,748	25,096	(638,909)	3,535,935	—	—	2,419,703	48,689,826
Core Bond	8,948,073	322,999	(266,926)	9,004,146	—	—	(219,931)	120,115,301
Emerging Markets Equity	1,071,360	14,858	(151,623)	934,595	—	—	182,265	9,850,633
Emerging Markets Value	3,431,244	41,556	(362,319)	3,110,481	—	—	393,549	29,549,571
Equity Income	5,366,597	30,206	(620,331)	4,776,472	—	—	2,304,618	83,731,548
Fundamental All Cap Core	4,789,453	—	(4,789,453)	—	—	—	11,060,950	—
Fundamental Large Cap Value	—	5,065,141	(273,403)	4,791,738	—	—	36,666	68,665,599
Global Bond	4,503,714	180,015	(221,370)	4,462,359	—	—	458,519	56,850,450
Global Conservative Absolute Return	1,523,415	—	(504,550)	1,018,865	—	—	(345,501)	9,506,010
International Growth	292,602	63,043	(50,601)	305,044	—	—	149,956	7,531,537
International Growth Opportunities	35,054	—	(35,054)	—	—	—	22,485	—
International Growth Stock	798,753	1,374	(131,629)	668,498	—	—	340,277	11,758,877
International Value	3,608,905	—	(771,130)	2,837,775	—	—	997,923	38,877,515
International Value Equity	29,319	429	(2,082)	27,666	—	—	1,099	232,673
Mid Cap Stock	1,502,736	6,783	(240,129)	1,269,390	—	—	1,233,409	21,389,215
Mid Value	1,957,536	45,794	(180,565)	1,822,765	—	—	297,210	21,709,128
New Income	16,108,001	553,970	(508,318)	16,153,653	—	—	(212,988)	207,897,512
Short Term Government Income	1,505,737	7,597	(23,227)	1,490,107	—	—	(14,290)	18,194,206
Small Cap Growth	1,356,072	15,330	(210,407)	1,160,995	—	—	(109,659)	10,657,936
Small Cap Value	522,445	25,934	(39,960)	508,419	—	—	160,625	10,625,958
Small Company Growth	353,246	73,652	(46,784)	380,114	—	—	841,393	10,780,026
Small Company Value	506,170	15,793	(48,126)	473,837	—	—	230,147	10,580,774
Strategic Equity Allocation	27,509,179	29,994	(3,676,170)	23,863,003	—	—	19,097,178	444,090,485
Strategic Growth	3,183,437	23,647	(443,930)	2,763,154	—	—	498,275	49,515,726
Total Return	7,402,778	264,439	(260,712)	7,406,505	521,672	—	(136,494)	100,432,207
					$521,672	—	$44,791,880	$2,302,173,868

26

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Conservative MVP
Blue Chip Growth	667,817	11,618	(145,329)	534,106	—	—	$1,007,621	$17,475,934
Bond	54,488,841	206,984	(4,527,745)	50,168,080	—	—	(1,498,610)	684,794,291
Capital Appreciation	1,282,806	15,374	(183,209)	1,114,971	—	—	(563,673)	15,353,155
Core Bond	7,779,854	170,970	(665,521)	7,285,303	—	—	(634,604)	97,185,943
Emerging Markets Equity	260,759	55,219	(45,390)	270,588	—	—	56,800	2,851,992
Emerging Markets Value	967,187	36,979	(103,390)	900,776	—	—	125,159	8,557,376
Equity Income	1,789,757	48,652	(211,648)	1,626,761	—	—	603,440	28,517,127
Fundamental All Cap Core	1,906,760	—	(1,906,760)	—	—	—	4,712,600	—
Fundamental Large Cap Value	—	1,758,622	(128,570)	1,630,052	—	—	11,197	23,358,643
Global Bond	3,993,416	38,197	(355,406)	3,676,207	—	—	716,990	46,834,883
Global Conservative Absolute Return	1,279,273	—	(483,080)	796,193	—	—	(330,799)	7,428,481
International Growth	48,767	87,688	(23,944)	112,511	—	—	59,631	2,777,897
International Growth Opportunities	197,913	—	(197,913)	—	—	—	151,283	—
International Growth Stock	279,832	5,811	(48,056)	237,587	—	—	136,700	4,179,151
International Value	1,343,030	—	(370,418)	972,612	—	—	13,875	13,324,788
International Value Equity	16,584	2,004	(2,030)	16,558	—	—	1,065	139,255
Mid Cap Stock	291,372	4,638	(60,755)	235,255	—	—	37,673	3,964,054
Mid Value	364,746	12,702	(37,574)	339,874	—	—	53,548	4,047,899
New Income	14,167,531	192,023	(1,211,140)	13,148,414	—	—	(1,018,883)	169,220,082
Short Term Government Income	1,343,733	—	(83,624)	1,260,109	—	—	(53,463)	15,385,933
Small Cap Growth	379,621	9,585	(68,627)	320,579	—	—	6,272	2,942,912
Small Cap Value	140,987	9,579	(12,350)	138,216	—	—	35,449	2,888,717
Small Company Growth	94,245	17,907	(8,870)	103,282	—	—	28,201	2,929,066
Small Company Value	111,552	27,890	(8,628)	130,814	—	—	21,889	2,921,082
Strategic Equity Allocation	8,102,343	148,646	(1,264,655)	6,986,334	—	—	6,717,350	130,015,668
Strategic Growth	980,556	11,245	(126,343)	865,458	—	—	188,908	15,509,008
Total Return	6,433,340	180,712	(613,433)	6,000,619	$429,160	—	(367,660)	81,368,394
					$429,160	—	$10,217,959	$1,383,971,731

9.  NEW RULE ISSUANCE In October 2016, the SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the portfolios’ net assets or results of operations.

27

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the subadvisors (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

28

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Evaluation of advisory and subadvisory agreements by the board of trustees

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board notes that each fund has generally underperformed the historical performance of comparable funds and the Fund’s respective benchmark. The Board considered steps the Advisor had taken to address performance and concluded that each Fund’s performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Fall Out Benefits.In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor;

(k)  with respect to each Fund, noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors, which are affiliated

29

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c)  also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Each Fund generally has underperformed the historical performance of comparable funds and the Fund’s respective benchmark. The Board considered the steps the Subadvisor had taken to address performance and concluded that each Fund’s performance is being monitored and reasonably addressed.

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	Certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services

30

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Lifestyle Aggressive MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group average for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.
The Board noted the Trust’s net management fees are lower than the peer group median.

Lifestyle Balanced MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Lifestyle Conservative MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed for the three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index and to the peer group average for the one- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group average for the three-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Lifestyle Growth MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

32

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2016	Fees and Expenses	Comments

Lifestyle Moderate MVP (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and to the peer group average.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

33

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q is available electronically on the SEC website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

34

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

Management of the trust

Trustees
Hassell H. McClellan, *Chairperson*
Steven R. Pruchansky, *Vice Chairperson****
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey**
Theron S. Hoffman*
Deborah C. Jackson**
James M. Oates***
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Member of the Contracts, Legal & Risk Committee
† Non-Independent Trustee
\# Effective 6-20-17

Officers
Andrew G. Arnott, President
John J. Danello, Sr. Vice President, Secretary, and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment advisor

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTLSA 6/17
8/17

1115018: 0617

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

45	Global Growth Fund

48	Global Small Capitalization Fund

52	Growth Fund

55	International Fund

59	New World Fund®

63	Blue Chip Income and Growth Fund

66	Global Growth and Income Fund

69	Growth-Income Fund

72	International Growth and Income Fund

75	Capital Income Builder®

79	Asset Allocation Fund

84	Global Balanced Fund

89	Bond Fund

95	Global Bond Fund

101	High-Income Bond Fund

106	Mortgage Fund

110	Ultra-Short Bond Fund

111	U.S. Government/AAA-Rated Securities Fund

115	Managed Risk Growth Fund

116	Managed Risk International Fund

117	Managed Risk Blue Chip Income and Growth Fund

118	Managed Risk Growth-Income Fund

119	Managed Risk Asset Allocation Fund

120	Financial statements

Fellow investors:

Global stocks rallied for the six months ended June 30, 2017, with the MSCI ACWI (All Country World Index)1 gaining 11.48%. Against a backdrop of supportive global monetary policy, strong corporate earnings and improving economic data in the U.S., Europe and Japan helped to diminish investors’ concerns about increasing populism and geopolitical uncertainty.

The MSCI USA Index1 advanced 9.53%, and several market indexes hit a series of new highs in anticipation of the Trump administration reducing regulations and delivering tax reforms. While the U.S. economy continued to grow, there were some signs of moderation in the form of tepid consumer activity and hiring. The U.S. Federal Reserve increased short-term interest rates by a quarter percentage point in both March and June. These rate hikes can be considered steps toward “normalization” after central banks pursued accommodative monetary policies focused on healing stresses in the global financial system caused by the 2008 financial crisis.

European markets also rose, despite heightened political uncertainty ahead of pivotal elections in the U.K. and France that served as referenda on the future of Europe. The MSCI Europe Index climbed 15.36%, reversing last year’s weakness, with Spain (23.81%), France (17.05%), Germany (15.32%) and the U.K. (10.00%) all registering double-digit gains. Elsewhere among developed markets, Japanese equities rose 9.92%, buoyed by the country’s longest streak of economic expansion in more than a decade.

Emerging markets enjoyed some of the best results with the MSCI EM (Emerging Markets) Index1 up 18.43%. Gains were solid across Asia as Chinese equities advanced 24.86%, outweighing concerns about the nation’s debt load. Chinese industrial production remained robust, as the government introduced policies to cool the housing market and confront the country’s high debt. Indian equities soared 20.53%, despite the currency demonetization initiative announced by Prime Minister Modi in November as part of his efforts to curtail corruption. Russian stocks slipped 14.18% as oil prices fell, and OPEC and Russia considered extending cuts in oil production to speed up rebalancing of global inventories.

In bond markets, U.S. investment-grade and high-yield corporates advanced 3.80% and 4.92%, respectively, as demand remained healthy despite tightening monetary policy. Bloomberg Barclays Global Aggregate Index2, a measure of global investment-grade bonds (rated BBB/Baa and above), rose 4.41%, while the Bloomberg Barclays U.S. Aggregate Index2 (which measures U.S. investment-grade bonds) improved to 2.27%. The 10-year Treasury yield, which stood at 2.45% on December 31, 2016, declined marginally to 2.31%. U.S. dollar-denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global3,

See page 2 for footnotes.

American Funds Insurance Series     1

climbed 6.20% as their higher yields were popular in the current interest rate environment.

The U.S. dollar depreciated against most currencies. Gainers included the euro (8.13%), Japanese yen (3.80%) and Singapore dollar (4.93%).

AFIS funds recorded positive returns during the period; those funds with exposure to growth stocks and companies outside the U.S. enjoyed the strongest returns.

Looking ahead

In today’s uncertain political environment, the underlying economic reality is generally positive. The U.S. is likely to continue growing at a moderate pace, even as some countries experience sluggish growth and low inflation. While China is currently growing, its development has relied on infrastructure spending, and investments in fixed assets may be approaching a point of diminishing returns. Geopolitical challenges plague many parts of the world. The European landscape continues to evolve following parliamentary elections in the U.K. and the presidential victory of Emmanuel Macron in France. The conflict in Syria and mounting tensions in the Middle East bear watching as well. Against this backdrop, markets may be more volatile going forward, which is not a negative per se. Volatility often creates opportunities for long-term investors. So, we believe that investors should keep to their long-term plans and not panic.

Valuations are richer in the U.S. than in other parts of the world, but this is normal given that U.S. indexes comprise a greater proportion of innovative technology companies (which tend to have higher multiples) and a lesser proportion of financial companies (which tend to have lower multiples). Our goal is to see through uncertainties and focus on the fundamental outlook for each business that we evaluate. Our investment approach — based on extensive research, a long-term outlook and close attention to valuation — has served investors well over time.

We have confidence that this time-tested and robust approach will continue to serve our investors well in the long run. We thank you for your support and look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro
President

August 14, 2017

All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd.
[3]	This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

2     American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses for all funds except Managed Risk Asset Allocation Fund. The waivers and reimbursements will be in effect through at least May 1, 2018, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth Fund.SM The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series — International Fund.SM The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth Fund.SM The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income Fund.SM The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series      3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 18.57% for the six months ended June 30, 2017, compared with a 11.48% increase for the MSCI ACWI (All Country World Index).1

Global stocks rose amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Several key market indexes hit a series of new highs. U.S. equity markets surged in anticipation of lower regulation and tax cuts. Information technology stocks led markets higher, as the share price of U.S. tech giants Apple and Alphabet advanced. European stocks climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union. Emerging markets also enjoyed strong returns, supported by technology companies reporting strong earnings.

Larger-than-index investments and strong stock selection in information technology and consumer discretionary contributed most to the fund’s returns. An eclectic mix of stocks boosted the fund’s returns. Nintendo shares rose to an eight-year high on optimism that more third-party developers would create games for the company’s new flagship console. Consumer discretionary company Amazon advanced and posted a double-digit return as the company expanded its product offerings through Prime. Mortgage lender Indiabulls Housing Finance rose, benefitting from India’s affordable housing initiative.

The fund’s exposure to companies in the energy sector detracted from returns. Seven Generations and Schlumberger slipped and hindered returns as oil prices declined on concerns of oversupply.

Stocks of companies domiciled in the U.S. and Japan were additive to results on a relative basis, while stocks of companies based in Denmark and Korea hindered relative returns.

While political uncertainties may result in volatility, the fund’s portfolio managers are optimistic long-term investments can be found among companies with innovative products and services that are changing the way people live around the world.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
	United States	40.6%	Italy	1.0%	South Africa	1.1%
	Other	1.4	Sweden	1.0
		42.0	Other	.6	Short-term securities & other
				30.3	assets less liabilities	2.8
	Europe
	United Kingdom	7.1	Asia/Pacific Basin		Total	100.0%
	France	6.8	Japan	7.5
	Switzerland	3.5	China	5.1
	Netherlands	3.5	Taiwan	4.0
	Spain	1.7	Hong Kong	2.7
	Germany	1.7	India	1.8
	Russian Federation	1.2	South Korea	1.3
	Finland	1.2	Other	1.4
	Denmark	1.0		23.8

4     American Funds Insurance Series

Global Growth Fund

			Percent of net assets
Largest individual	Amazon	4.92%	Facebook	2.32%
equity securities	TSMC	3.44	British American Tobacco	2.26
	Alphabet	3.33	Regeneron Pharmaceuticals	2.05
	Nintendo	2.96	AIA Group	1.92
	ASML Holding	2.94	Alibaba Group	1.88

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since April 30, 1997)	ratio
	Class 1	18.75%	23.89%	13.95%	7.04%	9.81%	.56%
	Class 1A	18.66	23.64	13.68	6.77	9.54	.81 [2]
	Class 2	18.57	23.54	13.66	6.77	9.54	.81
	Class 4	18.44	23.25	13.47	6.54	9.29	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 12.71% for the six months ended June 30, 2017, leading its benchmark, the MSCI All Country World Small Cap Index,1 which gained 10.36%.

Global stocks rose amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Several key market indexes hit a series of new highs. U.S. equity markets surged in anticipation of lower regulation and tax cuts. European stocks climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union. Emerging markets also enjoyed strong returns, buoyed by technology companies reporting strong earnings.

Consumer discretionary holdings aided returns, with zooplus reporting revenue growth. The company was among the top contributors to returns. Information technology company Sunny Optical rallied on optimism the smartphone market is improving as shipments of smartphone camera lenses grew at a robust pace and was also among the top contributors to results.

Energy stocks were the biggest detractors from returns, as the price of oil declined due to concerns of oversupply. Among the top detractors were investments in Laredo Petroleum, SM Energy and Carrizo.

While investments in U.S. companies were additive to relative returns, larger-than-index investments in U.K. domiciled companies detracted from relative results.

While political uncertainties may result in volatility, the fund’s portfolio managers are optimistic that our investment process can help identify companies outside the U.S. with innovative products and services that are changing the way people live around the globe.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin (continued)		Short-term securities & other
	United States	40.4%	Taiwan	2.1%	assets less liabilities	6.8%
	Canada	2.3	Philippines	1.9
	Other	1.8	Indonesia	1.0	Total	100.0%
		44.5	Other	1.5
				27.4
	Asia/Pacific Basin
	Japan	6.3	Europe
	China	5.2	United Kingdom	11.2
	India	4.0	Germany	3.5
	Hong Kong	3.2	Other	6.6
	Thailand	2.2		21.3

			Percent of net assets
Largest individual	Qorvo	2.80%	zooplus	1.23%
equity securities	Insulet	1.65	Kotak Mahindra Bank	1.20
	GW Pharmaceuticals	1.62	athenahealth	1.19
	China Biologic Products	1.41	Hilton Grand Vacations	1.00
	Domino’s Pizza	1.27	Kite Pharma	.99

6     American Funds Insurance Series

Global Small Capitalization Fund

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since April 30, 1998)	ratio
	Class 1	12.82%	20.09%	11.22%	3.15%	9.42%	.74%
	Class 1A	12.77	19.88	10.96	2.90	9.16	.99 [2]
	Class 2	12.71	19.85	10.95	2.90	9.16	.99
	Class 4	12.57	19.52	10.69	2.65	8.88	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 15.00% for the six months ended June 30, 2017, compared with a 9.34% increase in its benchmark index, Standard & Poor’s 500 Composite Index.1

U.S. stocks rose to new highs led by strong corporate earnings and improving economic sentiment. Positive economic data on employment and industrial production bolstered optimism in the economy. Information technology stocks advanced, led by tech giants such as Alphabet and Apple, amid growing optimism over consumer demand. Defensive sectors also rose, led by health care and consumer staples.

Larger-than-index investments and strong stock selection in consumer discretionary and information technology boosted the fund’s returns. Among the fund’s top contributors to returns (posting double-digit gains) were consumer discretionary companies Amazon and Tesla and information technology companies Facebook and Broadcom.

Exposure to the energy sector detracted from fund results as the price of crude oil declined, despite OPEC’s decision to extend production cuts into 2018. Energy exploration and production companies Noble Energy and EOG Resources, as well as oil-field services company Schlumberger, detracted from returns.

The fund’s portfolio managers are keeping a close watch on the U.S. economy, which continues to show modest economic growth. Portfolio managers continue to favor well-managed, growth-oriented companies that are capable of generating free cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

			Percent of net assets
Largest individual	Amazon	5.72%	UnitedHealth Group	2.76%
equity securities	Facebook	5.34	Apple	2.35
	Alphabet	3.43	Tesla	2.31
	Microsoft	3.41	Home Depot	1.94
	Broadcom	3.03	ASML	1.91

8     American Funds Insurance Series

Growth Fund

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	15.15%	25.04%	15.95%	7.55%	12.66%	.35%
	Class 1A	15.07	24.80	15.67	7.28	12.38	.60 [2]
	Class 2	15.00	24.74	15.66	7.28	12.36	.60
	Class 3	15.05	24.82	15.75	7.35	12.46	.53
	Class 4	14.86	24.42	15.41	7.03	12.11	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 18.55% for the six months ended June 30, 2017. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 rose 14.10%.

It was a challenging start to the year as rising populism, the U.K. vote to depart the EU by March 2019, and pivotal elections in Europe dominated investor concerns. By the end of the period, global markets advanced amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Global markets were led by the information technology sector, as technology companies reported strong earnings.

Investments in the information technology sector contributed most to returns. The fund took advantage of the rally in the information technology sector, helped by investments in Tencent and Alibaba Group. Strong Chinese consumption contributed to revenue growth for both companies. Investments in the financials sector were also among the top contributors to the fund’s returns. HDFC Bank surged after the company reported a more than 18% increase in fourth-quarter profits as the bank continued to gain market share from state-owned banks. Investments in the energy sector hindered the fund’s returns. Tullow was among the top detractors to returns, as the company’s share price declined on write-downs due to the weakness in crude oil prices.

The fund’s portfolio managers strive to maintain a balanced approach and look for companies that have the potential to thrive in today’s uncertain political environment. That is why we take a multilayered approach to research, and invest in different geographies, industries and ultimately companies that can control their own destiny through efficiencies or innovative products.

					Percent of net assets
Country diversification	Asia/Pacific Basin		Europe (continued)		Other regions
	Japan	11.6%	Netherlands	3.5%	Israel	1.4%
	Hong Kong	9.3	Germany	2.3	South Africa	.9
	China	9.1	Spain	2.3		2.3
	India	7.8	Italy	1.7
	South Korea	6.5	Denmark	1.0	Short-term securities & other
	Australia	1.8	Belgium	1.0	assets less liabilities	9.0
	Thailand	1.2	Other	1.5
	Philippines	1.1		36.7	Total	100.0%
		48.4
			The Americas
	Europe		Canada	2.0
	United Kingdom	11.8	Brazil	1.0
	France	7.3	United States	.6
	Switzerland	4.3		3.6

			Percent of net assets
Largest individual	Tencent	3.43%	Airbus Group	2.40%
equity securities	AIA Group	3.34	Altice	2.36
	HDFC Bank	3.33	Novartis	1.86
	Samsung Electronics	3.26	Kering	1.67
	Alibaba Group	2.96	UniCredit	1.65

10     American Funds Insurance Series

International Fund

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio
	Class 1	18.71%	24.54%	9.67%	3.17%	8.28%	.54%
	Class 1A	18.58	24.25	9.40	2.91	8.01	.79 [2]
	Class 2	18.55	24.20	9.40	2.91	8.00	.79
	Class 3	18.64	24.32	9.48	2.98	8.09	.72
	Class 4	18.48	23.94	9.16	2.67	7.75	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund gained 14.48% for the six months ended June 30, 2017. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index,1 rose 11.48% and 18.43%, respectively.

It was a challenging start to the year as rising populism, the U.K.’s vote to depart the EU by March 2019, and pivotal elections in Europe dominated investor concerns. By the end of the period, global markets advanced amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Global markets were led by the information technology sector, as technology companies reported strong earnings.

Investments in India were the most additive to the fund’s returns, with Reliance Industries and HDFC Bank among the top contributors to results. Reliance Industries rose as the company launched India’s largest fourth-generation, mobile-telecom network and reported strong earnings from its refining and petrochemical businesses. HDFC Bank also surged after the company reported a more than 18% increase in fourth-quarter profits as the bank continued to gain market share from state-owned banks. Russian food retailer Lenta was a key detractor hurt by lower profits amid sluggish consumer demand. Reliance Communications also detracted from the fund’s returns as the company reported fourth-quarter losses.

While political and economic uncertainty remains, the fund’s portfolio managers continue to carefully monitor the portfolio while also looking for idiosyncratic investment opportunities when stock prices are favorable.

					Percent of net assets
Country diversification	Asia/Pacific Basin		The Americas		Other regions
	India	11.2%	United States	19.2%	South Africa	1.6%
	China	9.6	Brazil	6.8	Other	.8
	Japan	7.3	Mexico	4.7		2.4
	Taiwan	4.3	Argentina	2.1
	Indonesia	2.1	Other	.6	Short-term securities & other
	Australia	1.8		33.4	assets less liabilities	6.2
	South Korea	1.6
	Hong Kong	1.3	Europe		Total	100.0%
	Thailand	1.1	United Kingdom	7.5
	Other	.2	Russian Federation	3.4
		40.5	France	2.6
			Switzerland	1.5
			Other	2.5
				17.5

			Percent of net assets
Largest individual	Reliance Industries	4.41%	IEnova	2.29%
equity securities	British American Tobacco	3.12	HDFC Bank	2.12
	TSMC	2.93	Facebook	1.91
	Murata Manufacturing	2.81	SoftBank	1.67
	Alphabet	2.51	Samsung Electronics	1.62

12     American Funds Insurance Series

New World Fund

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since June 17, 1999)	ratio
	Class 1	14.59%	18.19%	6.42%	3.73%	8.31%	.78%
	Class 1A	14.49	17.93	6.16	3.48	8.04	1.03 [2]
	Class 2	14.48	17.85	6.14	3.48	8.04	1.03
	Class 4	14.32	17.59	5.91	3.23	7.78	1.28

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 5.76% for the six months ended June 30, 2017, trailing its benchmark index, Standard & Poor’s 500 Composite Index,1 which rose 9.34%.

U.S. stocks rose to new highs led by strong corporate earnings and improving economic sentiment. Positive economic data on employment and industrial production bolstered optimism in the economy. Information technology stocks advanced, led by tech giants such as Alphabet and Apple, amid growing optimism over consumer demand. Defensive sectors also rose, led by health care and consumer staples.

Investments in industrials and consumer staples boosted the fund’s returns. Among the fund’s top contributors to returns (posting double-digit gains) was industrials company CSX as the company appointed a new CEO and took cost-cutting measures to spur a turnaround. Consumer staples company Philip Morris International was also among the fund’s top contributors as the company climbed to record highs.

Investments in the energy sector hindered returns as the price of oil declined amid concerns of oversupply. Energy exploration and production companies Halliburton and Canadian Natural Resources hindered returns.

Given the fund’s focus on investing in dividend-paying stocks, lower-than-index investments and stock selection in information technology were a drag on relative returns. On a country basis, lower-than-index investments in U.S. domiciled companies also detracted from the fund’s relative returns.

The fund’s portfolio managers are keeping a close watch on the U.S. economy, which continues to show modest economic growth. Portfolio managers continue to favor well-managed, high-quality companies that are capable of generating positive cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

			Percent of net assets
Largest individual	AbbVie	5.52%	Prudential Financial	3.22%
equity securities	Amgen	4.59	Apple	3.22
	Verizon Communications	4.43	Altria	3.15
	JPMorgan Chase	4.00	Intel	2.84
	Wells Fargo	3.40	Texas Instruments	2.28

14     American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017	6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio
	Class 1	5.82%	14.53%	14.71%	6.50%	6.38%	.41%
	Class 1A	5.74	14.30	14.43	6.24	6.12	.66	[2]
	Class 2	5.76	14.24	14.43	6.24	6.12	.66
	Class 4	5.52	13.88	14.26	6.03	5.89	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 14.70% for the six months ended June 30, 2017, in line with the MSCI ACWI (All Country World Index),1 which rose 11.48%.

Global stocks rallied amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Several key market indexes hit a series of new highs, despite political uncertainty. U.S. equity markets surged in anticipation of lower regulation and tax cuts, led by information technology stocks. European stocks also climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union. Emerging markets enjoyed strong returns as well, buoyed by strong earnings growth of technology companies.

Several sectors, led by information technology, made positive contributions to the fund’s returns. The fund’s holdings in Nintendo, Broadcom and TSMC were among the top contributors to results. Nintendo shares soared to an eight-year high on optimism that more third-party developers would create games for the company’s new flagship console. Semiconductor manufacturer TSMC rose, fueled by higher demand for smartphone microchips and optimism over demand for Apple’s next iPhone. Semiconductor manufacturer Broadcom also rose as the company’s second-quarter earnings topped analyst estimates.

Exposure to the energy sector was a drag on the fund’s returns. Among the fund’s top detractors to returns were Helmerich & Payne, BP and Royal Dutch Shell, which slid as oil prices declined on concerns of oversupply.

The fund’s cash position enables portfolio managers to better navigate a challenging environment by focusing on opportunities when stock prices are favorable. The fund’s portfolio managers are also optimistic they can uncover promising long-term investment opportunities, and companies with sustainable dividends and income.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Short-term securities & other
	United States	35.4%	Ireland	1.2%	assets less liabilities	5.1%
	Mexico	3.5	Other	2.1
	Canada	2.3		30.0	Total	100.0%
	Brazil	1.6
	Argentina	.3	Asia/Pacific Basin
		43.1	Japan	8.2
			Taiwan	5.0
	Europe		India	2.7
	United Kingdom	12.5	China	2.0
	Switzerland	4.9	Australia	1.2
	France	4.2	Other	2.7
	Germany	3.9		21.8
	Denmark	1.2

			Percent of net assets
Largest individual	Nintendo	4.81%	UnitedHealth Group	2.44%
equity securities	British American Tobacco	4.03	Broadcom	2.26
	TSMC	3.36	Airbus Group SE	1.98
	Microsoft	3.23	IEnova	1.73
	Nestlé	2.51	Murata Manufacturing	1.44

16     American Funds Insurance Series

Global Growth and Income Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio
	Class 1	14.88%	21.35%	12.12%	5.61%	6.72%	.63%
	Class 1A	14.87	21.20	11.87	5.36	6.46	.88	[2]
	Class 2	14.70	21.02	11.85	5.34	6.45	.88
	Class 4	14.58	20.71	11.61	5.10	6.20	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 9.77% for the six months ended June 30, 2017. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 9.34%.

U.S. stocks rose to new highs led by strong corporate earnings and improving economic sentiment, as well as the anticipation of fewer regulations and more tax cuts. Positive economic data on employment and industrial production bolstered optimism in the economy. Information technology stocks advanced, led by tech giants such as Alphabet and Apple, amid growing optimism over consumer demand. Defensive sectors also rose, led by health care and consumer staples.

Regarding the fund, stock selection and an overweight position in consumer discretionary contributed most to the fund’s returns. Among the fund’s top contributors to results (posting double-digit gains) was consumer discretionary company Amazon. An increase in revenue from Amazon Web Services contributed to the company’s strong first-quarter earnings.

The fund’s weakest sector on an absolute basis was energy, impacted by persistent oversupply concerns that continued to drive oil prices lower. Investments in the telecommunication services sector also hindered returns and Verizon Communications was among the top detractors as the company reported first-quarter earnings that missed analyst expectations.

The portfolio managers exercise some caution when considering the potential impact on the U.S. economy and markets that could result from the new administration’s lack of success so far in various reforms. Should uncertainty eventually result in increased volatility, the fund’s healthy cash position can give portfolio managers an opportunity to invest in companies with more favorable valuations for the long term. The portfolio managers remain confident in our robust research process and its ability to identify attractive investments.

			Percent of net assets
Largest individual	Amazon	3.64%	Amgen	1.74%
equity securities	Microsoft	2.24	Verizon Communications	1.71
	Alphabet	2.21	Texas Instruments	1.63
	Netflix	1.97	Broadcom	1.53
	AbbVie	1.94	JPMorgan Chase	1.46

18     American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
	Class 1	9.90%	19.02%	15.01%	6.72%	11.27%	.29%
	Class 1A	9.85	18.82	14.74	6.46	10.99	.54	[2]
	Class 2	9.77	18.70	14.72	6.45	10.96	.54
	Class 3	9.83	18.82	14.80	6.53	11.07	.47
	Class 4	9.64	18.43	14.47	6.20	10.72	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund rose 15.48% for the six months ended June 30, 2017, while the MSCI ACWI (All Country World Index) ex USA1 gained 14.10%.

Strong corporate earnings and improving economic data in the U.S., Europe and Japan, with a backdrop of supportive global monetary policy, helped to diminish investors’ concerns about increasing populism and geopolitical uncertainty. Information technology stocks led U.S. markets higher, as the share price of U.S. tech giants Apple and Alphabet advanced. European stocks also climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union. Emerging markets enjoyed strong returns buoyed by strong earnings from technology companies.

The top contributor to the fund’s results was the financials sector. HDFC Bank surged after the company reported a more than 18% increase in fourth-quarter profits as the bank continued to gain market share from state-owned banks. HDFC Bank was among the top contributors to the fund’s returns. On the downside, investments in the energy sector detracted from returns as the price of crude oil slipped on concerns of oversupply. Among stock investments, Teva Pharmaceutical dragged down results as the company missed first-quarter revenue expectations.

By region, holdings in the U.S., India and Hong Kong contributed to relative returns, and holdings in China, Israel and Sweden were a drag on relative returns.

As geopolitics weigh on investor sentiment, the fund’s portfolio managers are optimistic that our global research and the fund’s flexible mandate can help us identify attractive investment opportunities.

					Percent of net assets
Country diversification	Europe		Asia/Pacific Basin (continued)		Other regions
	United Kingdom	21.0%	South Korea	3.9%	Israel	2.1%
	France	6.9	China	3.8	Other	.6
	Switzerland	4.9	India	3.5		2.7
	Spain	3.9	Taiwan	2.9
	Germany	2.4	Thailand	1.9	Short-term securities & other
	Portugal	2.0	Australia	1.2	assets less liabilities	11.6
	Netherlands	1.8	Other	.4
	Italy	1.8		29.7	Total	100.0%
	Denmark	1.6
	Other	3.4	The Americas
		49.7	United States	2.6
			Brazil	1.6
	Asia/Pacific Basin		Canada	1.3
	Hong Kong	7.4	Other	.8
	Japan	4.7		6.3

			Percent of net assets
Largest individual	HDFC Bank	3.52%	Samsung Electronics	2.06%
equity securities	Royal Dutch Shell	3.37	Novartis	2.06
	Imperial Brands	2.39	Shanghai International Airport Co., Ltd., Class A	2.05
	TSMC	2.32	Capita PLC	2.00
	Cheung Kong Property Holdings	2.18	Teva Pharmaceutical Industries Ltd. (ADR)	1.88

20     American Funds Insurance Series

International Growth and Income Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017	6 months	1 year	5 years	Lifetime (since November 18, 2008)	Expense ratio
	Class 1	15.54%	16.13%	7.19%	9.97%	.68%
	Class 1A	15.53	15.98	6.95	9.71	.93	[2]
	Class 2	15.48	15.89	6.93	9.70	.93
	Class 4	15.29	15.52	6.74	9.46	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, rose 8.15% for the six months ended June 30, 2017. During the same period, the MSCI ACWI (All Country World Index)1 rose 11.48%. The Bloomberg Barclays U.S. Aggregate Index2 gained 2.27%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 rose 8.65%. The Lipper Global Equity Income Funds Average4 a measure of similar funds, increased 8.92%.

Global stocks rose amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Several key market indexes hit a series of new highs. U.S. equity markets surged in anticipation of lower regulation and tax cuts. Information technology stocks led markets higher. European stocks climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union.

In the equity portfolio, the top contributor to the fund’s returns was the consumer staples sector due in part to good stock selection. Consumer staples company Philip Morris International was among the top contributors to returns, as the company reached record highs and registered double-digit gains. The fund’s fixed income holdings also rose on an absolute basis, contributing to the fund’s objective of generating a stream of income for its investors.

Given the fund’s focus on investing in stocks that pay dividends, we did not hold non-yielding information technology stocks that were strong in the first half. This hindered relative returns. Investments in the energy sector were also a detractor as the price of oil declined due to concerns of oversupply. Energy exploration and production company Helmerich & Payne and oil transportation company Inter Pipeline detracted from the fund’s returns.

The fund’s portfolio managers are keeping a close watch on the U.S. economy, which continues to show modest economic growth. Portfolio managers continue to maintain an overweight position in defensive sectors such as consumer staples, telecommunication services and utilities. They continue to search for companies dedicated to both paying dividends and increasing them over time to meet the fund’s objectives of providing above-average and growing income.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin		Other regions
	United States	51.4%	Hong Kong	2.1%	United Arab Emirates	.2%
	Canada	2.3	Singapore	1.9
		53.7	Australia	1.8	Short-term securities & other
			Taiwan	1.6	assets less liabilities	5.3
	Europe		Other	1.9
	United Kingdom	15.3		9.3	Total	100.0%
	France	3.3
	Switzerland	2.8
	Sweden	2.5
	Finland	2.2
	Italy	1.9
	Other	3.5
		31.5

22     American Funds Insurance Series

Capital Income Builder

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017	6 months	1 year	Lifetime (since May 1, 2014)	Expense ratio
	Class 1	8.27%	6.94%	3.51%	.54%
	Class 1A	8.12	6.65	3.24	.80	[5]
	Class 2	8.15	6.73	3.44	.80
	Class 4	7.92	6.43	2.99	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Thomson Reuters Lipper.
[5]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 8.17% for the six months ended June 30, 2017. Standard & Poor’s 500 Composite Index,1 the benchmark for the fund’s equity holdings, gained 9.34% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 2.27%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 6.48%.

U.S. stocks rose to new highs led by strong corporate earnings and improving economic sentiment. Positive economic data on employment and industrial production bolstered optimism in the economy. Information technology stocks advanced, led by tech giants such as Alphabet, Facebook and Apple, amid growing optimism over consumer demand. Defensive sectors also rose, led by health care and consumer staples. Bonds also advanced, led by U.S. long credit.

Investments in the information technology and consumer staples sectors boosted the fund’s returns. Consumer staples company Philip Morris International climbed to record highs and was the top contributor to results. Holdings in the energy sector detracted the most from the fund’s returns as oil prices slumped. Noble Energy and Weatherford International slid amid investor concerns about a glut of crude oil.

The fund’s relatively defensive interest rate exposure compared to its fixed income benchmark was additive to results. Federal agency mortgage-backed securities also accounted for gains.

The fund’s portfolio managers are keeping a close watch on the U.S. economy, which continues to show modest economic growth. They continue to favor well-managed companies that are capable of generating positive cash flow and dividend income for investors in myriad economic environments. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

			Percent of net assets
Largest individual	Microsoft	3.15%	JPMorgan Chase	1.70%
equity securities	TSMC	2.55	Lockheed Martin	1.67
	Philip Morris International	2.38	Johnson & Johnson	1.60
	Comcast	2.02	Chubb	1.51
	UnitedHealth Group	1.91	DuPont	1.50

24     American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017	6 months	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
	Class 1	8.28%	13.41%	11.27%	6.26%	8.57%	.29%
	Class 1A	8.23	13.21	11.01	6.00	8.30	.54	[4]
	Class 2	8.17	13.16	10.99	5.99	8.29	.54
	Class 3	8.20	13.25	11.08	6.07	8.37	.47
	Class 4	8.02	12.89	10.82	5.77	8.05	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund rose 11.12% for the six months ended June 30, 2017. The MSCI ACWI (All Country World Index),1 which measures global stocks, gained 11.48%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of investment-grade bonds (rated BBB/Baa and above), increased 4.41%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index3 rose 8.61%.

Several key market indexes hit a series of new highs as the U.S. continued to demonstrate slow and steady economic expansion. The Federal Reserve raised the benchmark federal funds rate by a quarter percentage point twice this year, reassuring investors of persistent U.S. economic strength.

Overseas, European stocks rose despite political turmoil ahead of pivotal elections in the U.K. and France that served as referendums on the future of Europe. Markets cheered Emmanuel Macron’s victory as the centrist leader pledged to keep France in the European Union. Emerging markets also enjoyed some of the best results with solid gains across Asia.

Strong selection and larger-than-index investments in consumer staples were beneficial and contributed the most to the fund’s returns. Consumer staples company British American Tobacco was among the fund’s top contributors to returns (posting double-digit gains). British American Tobacco rose as the company’s vaping business gained market share in Europe. The company expected that a weak pound would have a positive impact on the company’s profits repatriated to the U.K. Consumer staples company Philip Morris International also boosted the fund’s results, as the company’s shares reached record highs.

Larger-than-index investments in the energy sector were a detractor, hurt by concerns of an oversupply of crude oil that drove oil prices lower. Energy exploration and production companies LUKOIL PJSC and ConocoPhillips, oil-field services company Schlumberger and energy delivery company Enbridge were among the top detractors.

In fixed income, above-benchmark investments in Mexican debt and lower-than-index investments in euro-denominated debt contributed to relative returns. Exposure to select currencies, such as the Polish zloty, was also additive to relative results.

The fund’s portfolio managers exercise caution amid geopolitical uncertainty and continue to stay the course of focusing on global research and bottom-up analysis. As valuations for many companies are up, security selection is particularly important at this point in the market cycle. Portfolio managers continue to monitor changes in consumer behavior, the democratization of technology and e-commerce that present opportunities in the consumer staples sector for long-term investors.

	Percent of net assets		Percent of net assets
Largest sectors	Information technology	12.5%	Largest fixed income	U.S. Treasury	8.5%
in common stock	Consumer staples	7.9	holdings (by issuer)	Japanese Government	2.7
holdings	Industrials	7.4		Polish Government	1.4
	Financials	6.6		Mexican Government	1.2
	Health care	5.7		Spanish Government	.8

26     American Funds Insurance Series

Global Balanced Fund

					Percent of net assets
Currency					Short–term
diversification				Forward	securities &
			Bonds &	currency	other assets
		Equity securities	notes	contracts	less liabilities	Total
	U.S. dollars	32.9%	16.7%	(.1)%	6.0%	55.5%
	Euros	7.6	3.2	1.6	–	12.4
	British pounds	6.9	.9	(.8)	–	7.0
	Japanese yen	3.4	2.7	.8	–	6.9
	Swiss franc	2.4	–	–	–	2.4
	Swedish kronor	1.5	–	.5	–	2.0
	Hong Kong dollars	1.7	–	–	–	1.7
	New Taiwan dollars	1.6	–	–	–	1.6
	Polish zloty	–	1.4	(.1)	–	1.3
	Indian rupees	.6	.7	(.3)	–	1.0
	Other currencies	4.2	5.6	(1.6)	–	8.2
						100.0%

			Percent of net assets
Largest individual	Nintendo	2.29%	TSMC	1.57%
equity securities	British American Tobacco	1.98	JPMorgan Chase	1.35
	Microsoft	1.81	Merck	1.29
	Humana	1.73	Boeing	1.26
	ASML Holding	1.61	Philip Morris International	1.22

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio
	Class 1	11.19%	12.47%	7.36%	5.67%	.72%
	Class 1A	11.19	12.33	7.12	5.43	.97[4]
	Class 2	11.12	12.22	7.11	5.42	.97
	Class 4	11.00	12.01	7.07	5.34	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 2.51% for the six months ended June 30, 2017, outpacing its benchmark, the Bloomberg Barclays U.S. Aggregate Index1 which rose 2.27%.

U.S. bond markets generated modest returns amid political uncertainty and a mixed global economy. The Federal Reserve raised the benchmark federal funds rate by a quarter percentage point twice this year, reassuring investors of persistent U.S. economic strength. The yield on the benchmark 10-year Treasury note fell 14 basis points to end the six-month period at 2.31%.

The fund had a modestly overweight duration relative to the benchmark, which generally helped returns as yields marginally declined. The fund also benefited from sector allocation, with U.S. high-yield securities contributing most to the fund.

On the whole, the U.S. economy appears to be in good shape and is expected to grow at a moderate pace. As U.S. interest rates increase, investors have the opportunity of reinvesting at higher yields. The fund’s portfolio managers expect continued investor demand for flight-to-safety assets and higher yields. Given uncertainty over how the Federal Reserve will reduce assets on its balance sheet, portfolio managers may experience periods of volatility in the months ahead. Nonetheless, they will continue to search the bond market for promising investment opportunities.

			Percent of net assets
Largest holdings	U.S. Treasury	21.2%	Japanese Government	1.5%
(by issuer)	Freddie Mac	10.8	Portuguese Government	1.4
	Fannie Mae	10.5	State of Illinois	1.1
	Ginnie Mae	5.4	Pemex	.9
	Mexican Government	2.2	Enbridge Energy Partners, LP	.9

28     American Funds Insurance Series

Bond Fund

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since January 2, 1996)	ratio
	Class 1	2.62%	.32%	2.45%	3.28%	4.80%	.38%
	Class 1A	2.52	.10	2.20	3.03	4.54	.63 [2]
	Class 2	2.51	.06	2.19	3.02	4.54	.63
	Class 4	2.29	–.18	1.96	2.78	4.28	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund rose 4.94% for the six months ended June 30, 2017, while the Bloomberg Barclays Global Aggregate Index1 rose 4.41%.

Global bond markets rose as a mixed global economy and political turmoil contributed to investor demand for perceived flight-to-safety assets and high quality credit. Although there was much optimism at the beginning of the year about U.S. fiscal policy designed to spur growth, uncertainty about fiscal expansion contributed to a weaker U.S. dollar. The Federal Reserve raised the benchmark federal funds rate by a quarter percentage point twice this year, reassuring investors of persistent U.S. economic strength. Global central banks kept monetary policy steady to remain flexible amid economic uncertainty. The yield on the benchmark 10-year Treasury note fell 14 basis points to end the period at 2.31%. Meanwhile, 10-year U.K. bonds traded at lower yields.

Low exposure to euro-denominated debt and Japanese debt combined with above-benchmark investments in Mexican debt contributed to relative returns. Exposure to select currencies, such as the Polish zloty and Hungarian forint, were also additive to relative results.

The fund’s portfolio managers maintain a cautious approach to investing in global bond markets, and believe that our global research can help identify attractive long-term investments around the world. Having the flexibility to diversify and adjust exposure by country, sector and currency continues to serve as a hallmark of the fund’s approach to global investing.

				Percent of net assets
	Currency weighting (after hedging) by country		Non-U.S. government bonds by country

	United States[2]	48.6%	Euro zone[3]:
	Japan	16.1	Germany	3.5%
	Euro zone[3]	11.4	Portugal	2.4
	United Kingdom	3.6	Spain	1.0
	Poland	2.8	Italy	.8
	Norway	2.1	Other	2.5	10.2%
	Sweden	2.0	Japan		9.1
	Colombia	1.3	Poland		4.5
	Mexico	1.1	Mexico		3.6
	India	1.1	India		2.5
	Turkey	1.1	Malaysia		2.1
	Denmark	.9	Norway		1.7
	Malaysia	.9	Australia		1.7
	Chile	.8	United Kingdom		1.6
	Hungary	.5	Colombia		1.2
	Thailand	.4	Other		9.3
	Egypt	.3	Total		47.5%
	Argentina	.2
	Canada	.2
	Israel	.2
	Philippines	.1
	Other	4.3
	Total	100.0%

				Percent of net assets
Largest holdings	U.S. Treasury	15.7%	Indian Government		2.4%
(by issuer)	Japanese Government	9.1	Portuguese Government		2.4
	Polish Government	4.5	Malaysian Government		2.1
	Mexican Government	3.6	Norwegian Government		1.7
	German Government	3.3	Australian Government		1.7

30     American Funds Insurance Series

Global Bond Fund

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since October 4, 2006)	ratio
	Class 1	5.09%	.14%	1.32%	4.06%	4.21%	.57%
	Class 1A	5.08	.01	1.09	3.82	3.96	.82 [4]
	Class 2	4.94	–.17	1.06	3.80	3.94 [5]	.82
	Class 4	4.88	–.37	.90	3.59	3.73	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 13.9%.
[3]	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Slovenia and Spain.
[4]	Based on estimated amounts for the current fiscal year.
[5]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 4.43% for the six months ended June 30, 2017. The fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 increased 4.92%.

Renewed investor expectations of more rapid economic growth led to higher interest rates as the Federal Reserve increased the benchmark federal funds rate in March and June of this year by a quarter percentage point each time. U.S. bond markets rose for the six-month period, led by U.S. long credit. The yield on the benchmark 10-year Treasury note fell 14 basis points to end the period at 2.31%, and the spread between U.S. corporate bonds and Treasuries declined by a modest 14 basis points.

The fund’s allocation to high-yield debt and exposure to short interest duration, or the fund’s relatively low sensitivity to interest rates compared with the benchmark, were additive to results. High-yield bond investments in the energy sector, however, detracted from returns as oil prices declined due to concerns of oversupply.

The fund’s portfolio managers believe current fundamentals support a constructive high-yield market environment. While we are monitoring the Federal Reserve’s tightening monetary policy, maturities in the high-yield market have tended to be shorter than some other markets, which should help dampen the effect of rising rates.

			Percent of net assets
Largest holdings	VRX	2.8%	Sprint Nextel	1.4%
(by issuer)	Altice	1.9	Chesapeake Energy	1.4
	Cheniere Energy	1.8	AES	1.3
	First Quantum Minerals	1.7	Cliffs Natural Resources	1.3
	Tenet Healthcare	1.5	CCO Holdings LLC and CCO Holdings Capital	1.3

32     American Funds Insurance Series

High-Income Bond Fund

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	4.60%	13.18%	5.79%	5.63%	8.94%	.49%
	Class 1A	4.60	13.03	5.56	5.38	8.67	.74[2]
	Class 2	4.43	13.00	5.54	5.37	8.61	.74
	Class 3	4.46	12.94	5.59	5.44	8.74	.67
	Class 4	4.29	12.63	5.37	5.15	8.41	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 1.37% for the six months ended June 30, 2017, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index1 rose 1.35%.

The Federal Reserve increased the benchmark federal funds overnight lending rate in March and June of this year by a quarter percentage point each time. Long maturity U.S. Treasury yields modestly declined, pushing their prices higher. The housing market continued to function smoothly as home sales rose modestly and home prices increased about 5% on a year-over-year basis.

The fund’s investments in the agency mortgage-backed securities sector, inflation linked treasury bonds and securitized debt were additive to relative returns. As the yield curve flattened, the fund’s curve positioning detracted from relative returns.

The fund’s portfolio managers seek to identify high-quality mortgage-backed securities based on our bottom-up approach to investing. In the current environment, demand for flight-to-safety assets and the fund’s low correlation to equities should help investors navigate macroeconomic and geopolitical uncertainty and remain well diversified.

		Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Ginnie Mae	14.1%
obligations	Fannie Mae	6.8
	Freddie Mac	27.9	48.8%
	Other		13.2
	Total		62.0%

34     American Funds Insurance Series

Mortgage Fund

Average annual	For periods ended June 30, 2017
total returns based on					Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	(since May 2, 2011)	ratio
	Class 1	1.51%	1.12%	2.17%	2.83%	.46%
	Class 1A	1.41	.89	1.92	2.58	.71 [2]
	Class 2	1.37	.85	1.91	2.58	.71
	Class 4	1.25	.62	1.78	2.41	.96

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 0.09% for the six months ended June 30, 2017, while the Bloomberg Barclays Short-Term Government/Corporate Index1 gained 0.43%.

The fund’s returns were higher than in 2016 as yields on three-month Treasury bills were up approximately 50 basis points since the end of last year. Short-term interest rates still remain near historically low levels.

The Federal Reserve raised the benchmark federal funds rate by a quarter percentage point twice this year, reassuring investors of persistent U.S. economic strength. Given these increases in interest rates, the fund’s portfolio managers believe the fund has the potential to provide current income.

36     American Funds Insurance Series

Ultra-Short Bond Fund

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1.27%		.36%	–.09%	.36%	3.53%	.35%
	Class 1A	.26	.23	–.31	.12	3.28	.60 [2]
	Class 2.09		–.00	–.36	.09	3.24	.60
	Class 3.18		.09	–.29	.16	3.35	.53
	Class 4	–.00	–.18	–.45	–.08	3.04	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

	Percent of net assets
Where the fund’s	Commercial paper	68.9%
assets were	Federal agency discount notes	24.8
invested as of	Bonds & notes of governments & government agencies outside the U.S.	3.2
June 30, 2017	U.S. Treasury bills	3.2
	Other assets less liabilities	(.1)
	Total	100.0%

American Funds Insurance Series     37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 1.76% for the six months ended June 30, 2017, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index1 rose 1.64%.

The Federal Reserve increased the benchmark federal funds rate by a quarter percentage point twice this year — moves that lend credence to the case for continued domestic growth and economic stability. U.S. government debt rose modestly. The yield on the benchmark 10-year Treasury note declined by 14 basis points over the six months to end the period at 2.31%.

Some of the major themes driving the markets in the first half of 2017 were concerns about global economic growth, geopolitical events such as elections in Europe, and recent weak consumer price inflation in the U.S.

During the period, the fund’s duration contributed to relative returns. The fund also benefited from sector allocation, with U.S. agency securities contributing to relative returns. As the yield curve flattened, yield curve positioning detracted from relative returns.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers have positioned the fund with the expectation that rate hikes over the next two to three years will be at a slower pace than is currently priced into the market. They believe this can lead to a steepening yield curve and higher inflation expectations.

		Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Freddie Mac	10.5%
obligations	Fannie Mae	13.2
	Ginnie Mac	8.1	31.8%
	Other		4.2
	Total		36.0%

38     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual	For periods ended June 30, 2017
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio
	Class 1	1.87%	–.67%	1.63%	3.96%	5.96%	.36%
	Class 1A	1.86	–.80	1.40	3.72	5.70	.61 [2]
	Class 2	1.76	–.93	1.36	3.70	5.66	.61
	Class 3	1.83	–.86	1.43	3.78	5.77	.54
	Class 4	1.62	–1.24	1.21	3.49	5.45	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series     39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 13.91% for the six months ended June 30, 2017. Standard & Poor’s 500 Managed Risk Index – Moderate Aggressive1 rose 7.89%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 9.34%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

While the underlying fund’s larger-than-index investments and strong stock selection in consumer discretionary and information technology added to returns, energy stocks detracted from the fund’s results.

Average annual	For periods ended June 30, 2017
total returns based on				Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	(since May 1, 2013)	ratio	ratio
	Class P1	14.10%	20.64%	8.32%	.87%	.71%
	Class P2	13.91	20.24	7.96	1.12	.96

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios, which are restated for Class P1 shares to reflect current fees, are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40     American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund advanced 16.57% for the six months ended June 30, 2017, outpacing the Standard & Poor’s EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,1 which rose 11.59%. The MSCI ACWI (All Country World Index) ex USA2 rose 14.10%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying fund’s investments in the information technology sector contributed most to returns, while holdings in the energy sector hindered returns.

Average annual	For periods ended June 30, 2017
total returns based on				Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	(since May 1, 2013)	ratio	ratio
	Class P1	16.87%	17.80%	2.40%	1.05%	.89%
	Class P2	16.57	17.37	2.00	1.30	1.14

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios, which are restated for Class P1 shares to reflect current fees, are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series     41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund gained 5.11% for the six months ended June 30, 2017, trailing Standard & Poor’s 500 Managed Risk Index – Moderate Aggressive,1 which rose 7.89%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 9.34%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying fund’s investments in industrials and consumer discretionary boosted fund results on a relative basis, while investments in the information technology sector were a drag on relative returns.

Average annual	For periods ended June 30, 2017
total returns based on				Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	(since May 1, 2013)	ratio	ratio
	Class P1	5.37%	12.31%	7.60%	.92%	.76%
	Class P2	5.11	11.89	7.21	1.17	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios, which are restated for Class P1 shares to reflect current fees, are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42     American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 9.10% for the six months ended June 30, 2017, outpacing the Standard & Poor’s 500 Managed Risk Index – Moderate Aggressive,1 which rose 7.89%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 9.34%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying fund’s stock selection and overweight position in consumer discretionary added the most to returns. The fund’s weakest sector on an absolute basis was energy, impacted by a decline in oil prices on concerns of oversupply.

Average annual	For periods ended June 30, 2017
total returns based on				Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	(since May 1, 2013)	ratio	ratio
	Class P1	9.11%	15.96%	7.83%	.83%	.67%
	Class P2	9.10	15.77	7.50	1.08	.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios, which are restated for Class P1 shares to reflect current fees, are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series     43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund rose 7.43% for the six months ended June 30, 2017, beating the Standard & Poor’s 500 Managed Risk Index – Moderate,1 which rose 7.16%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 9.34%, while the Bloomberg Barclays U.S. Aggregate Index,3 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 2.27%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying fund’s investments in the information technology sector contributed the most to absolute returns. Holdings in the energy sector hindered returns as oil prices slumped on concerns of oversupply.

Average annual	For periods ended June 30, 2017
total returns based on				Lifetime	Gross expense	Net expense
a $1,000 investment		6 months	1 year	(since September 28, 2012)	ratio	ratio
	Class P1	7.53%	12.01%	8.11%	.70%	.65%
	Class P2	7.43	11.74	7.84	.95	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. Investment results and net expense ratios shown reflect the waiver, without which the results would have been lower and the expenses would have been higher. This waiver will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

44     American Funds Insurance Series

Global Growth Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 97.12%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Co., Ltd.	27,614,000	$189,267
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	11,712
29.76%	Alphabet Inc., Class A1	140,400	130,527
	Alphabet Inc., Class C1	71,052	64,567
	Nintendo Co., Ltd.	516,200	172,931
	ASML Holding NV	675,542	88,036
	ASML Holding NV (New York registered)	643,900	83,907
	Facebook, Inc., Class A1	898,500	135,656
	Alibaba Group Holding Ltd. (ADR)[1]	781,050	110,050
	Microsoft Corp.	1,380,000	95,123
	Visa Inc., Class A	998,800	93,668
	Murata Manufacturing Co., Ltd.	608,000	92,274
	Broadcom Ltd.	392,200	91,402
	Samsung Electronics Co., Ltd.	18,520	38,476
	Samsung Electronics Co., Ltd., nonvoting preferred	18,500	30,107
	Tencent Holdings Ltd.	1,800,000	64,369
	AAC Technologies Holdings Inc.	4,418,540	55,236
	Just Eat PLC[1]	5,264,900	44,915
	Other securities		148,947
			1,741,170

Consumer	Amazon.com, Inc.[1]	297,100	287,593
discretionary	Ulta Beauty, Inc.[1]	315,300	90,598
19.00%	Home Depot, Inc.	513,000	78,694
	Peugeot SA	3,878,800	77,373
	Priceline Group Inc.[1]	39,000	72,950
	Industria de Diseño Textil, SA	1,723,000	66,142
	McDonald’s Corp.	293,000	44,876
	Naspers Ltd., Class N	208,300	40,522
	Other securities		352,875
			1,111,623

Health care	Regeneron Pharmaceuticals, Inc.[1]	243,700	119,691
13.90%	UnitedHealth Group Inc.	344,700	63,914
	Bayer AG	421,600	54,509
	Boston Scientific Corp.[1]	1,779,200	49,319
	Express Scripts Holding Co.[1]	720,200	45,978
	AstraZeneca PLC	686,500	45,914
	Sartorius AG, non-registered shares, nonvoting preferred	444,000	42,841
	Straumann Holding AG	71,500	40,675
	Eurofins Scientific SE, non-registered shares	68,145	38,383
	Mettler-Toledo International Inc.[1]	65,000	38,255
	Other securities		273,900
			813,379

Financials	AIA Group Ltd.	15,387,900	112,441
9.74%	JPMorgan Chase & Co.	869,100	79,436
	Indiabulls Housing Finance Ltd.	3,031,000	50,463
	Prudential PLC	1,905,134	43,696
	MarketAxess Holdings Inc.	188,000	37,807
	Other securities		245,859
			569,702

American Funds Insurance Series     45

Global Growth Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	British American Tobacco PLC	1,938,000	$132,114
7.61%	Nestlé SA	739,650	64,369
	Altria Group, Inc.	650,000	48,405
	Pernod Ricard SA	301,400	40,363
	Other securities		159,630
			444,881

Industrials	Airbus SE, non-registered shares	1,109,500	91,239
6.14%	KONE Oyj, Class B	880,000	44,767
	Caterpillar Inc.	399,000	42,877
	ASSA ABLOY AB, Class B	1,677,000	36,846
	Other securities		143,617
			359,346

Energy	Other securities		144,098
2.46%

Materials	Sherwin-Williams Co.	116,000	40,711
2.06%	Other securities		79,594
			120,305

Telecommunication	SoftBank Group Corp.	776,000	62,763
services	Other securities		22,870
1.46%			85,633

Miscellaneous	Other common stocks in initial period of acquisition		291,977
4.99%	Total common stocks (cost: $4,016,519,000)		5,682,114

Bonds, notes & other debt instruments 0.04%		Principal amount (000)
U.S. Treasury bonds & notes 0.04%
U.S. Treasury	Other securities		1,999
0.04%	Total bonds, notes & other debt instruments (cost: $1,999,000)		1,999

Short-term securities 3.03%
	Other securities		177,358
	Total short-term securities (cost: $177,375,000)		177,358
	Total investment securities 100.19% (cost: $4,195,893,000)		5,861,471
	Other assets less liabilities (0.19)%		(10,921)
	Net assets 100.00%		$5,850,550

46     American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $41,497,000, which represented .71% of the net assets of the fund. “Other securities” also includes securities (with an aggregate value of $153,405,000, which represented 2.62% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

				Unrealized
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD5,243	JPY581,294	Bank of America, N.A.	7/25/2017	$69

[1]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series     47

Global Small Capitalization Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.48%		Shares	Value (000)
Consumer	Domino’s Pizza, Inc.	242,300	$51,254
discretionary	zooplus AG, non-registered shares[1]	250,671	49,817
21.57%	Hilton Grand Vacations Inc.[1]	1,114,900	40,203
	GVC Holdings PLC	4,048,748	39,892
	Cedar Fair, LP	531,000	38,285
	Melco International Development Ltd.	13,831,000	37,025
	Five Below, Inc.[1]	684,000	33,769
	Tele Columbus AG1	2,743,000	30,389
	Hostelworld Group PLC[2]	5,720,000	25,852
	Vail Resorts, Inc.	121,107	24,564
	AA PLC	7,894,804	23,444
	Other securities		475,713
			870,207

Information	Qorvo, Inc.[1]	1,783,038	112,902
technology	VTech Holdings Ltd.	2,189,000	34,682
16.57%	AAC Technologies Holdings Inc.	2,563,061	32,041
	ZPG PLC	6,660,920	31,388
	II-VI, Inc.[1]	814,200	27,927
	Paycom Software, Inc.[1]	374,985	25,653
	Hamamatsu Photonics KK	785,753	24,102
	Lumentum Holdings Inc.[1]	419,900	23,955
	Mellanox Technologies, Ltd.[1]	553,000	23,945
	Topcon Corp.	1,360,510	23,394
	Other securities		308,651
			668,640

Health care	Insulet Corp.[1]	1,298,633	66,633
16.05%	GW Pharmaceuticals PLC (ADR)[1]	652,600	65,423
	China Biologic Products, Inc.[1]	503,000	56,889
	athenahealth, Inc.[1]	342,000	48,068
	Kite Pharma, Inc.[1]	385,539	39,969
	Illumina, Inc.[1]	230,200	39,944
	Integra LifeSciences Holdings Corp.[1]	688,523	37,531
	NuVasive, Inc.[1]	460,750	35,441
	iRhythm Technologies, Inc.[1]	807,980	34,331
	Bluebird Bio, Inc.[1]	267,765	28,129
	Ultragenyx Pharmaceutical Inc.[1]	387,108	24,043
	Other securities		170,898
			647,299

Industrials	International Container Terminal Services, Inc.	20,180,000	39,112
10.02%	Other securities		364,989
			404,101

Financials	Kotak Mahindra Bank Ltd.	3,282,732	48,540
8.40%	Essent Group Ltd.[1]	1,058,841	39,325
	Texas Capital Bancshares, Inc.[1]	481,423	37,262
	Webster Financial Corp.	553,000	28,878
	Avanza Bank Holding AB	560,129	24,460
	Other securities		160,380
			338,845

Consumer staples	COSMOS Pharmaceutical Corp.	193,900	37,720
3.65%	Other securities		109,464
			147,184

48     American Funds Insurance Series

Global Small Capitalization Fund

Common stocks		Shares	Value (000)
Materials	Lundin Mining Corp.	5,999,000	$34,094
3.46%	Other securities		105,345
			139,439

Real estate	WHA Corp. PCL	340,831,250	31,705
2.75%	MGM Growth Properties LLC REIT, Class A	1,048,600	30,608
	Other securities		48,469
			110,782

Energy	Other securities		104,542
2.59%

Utilities	ENN Energy Holdings Ltd.	4,991,400	30,112
2.16%	Other securities		57,118
			87,230

Telecommunication	Other securities		17,039
services
0.42%

Miscellaneous	Other common stocks in initial period of acquisition		195,276
4.84%	Total common stocks (cost: $3,037,636,000)		3,730,584

Rights & warrants 0.02%
Real estate	Other securities		227
0.01%

Miscellaneous	Other rights & warrants in initial period of acquisition		424
0.01%	Total rights & warrants (cost: $431,000)		651

		Principal amount
Bonds, notes & other debt instruments 0.69%		(000)
Corporate bonds & notes 0.59%
Consumer discretionary 0.59%	Caesars Entertainment Operating Co. 10.00% 2018[3]	$25,950	24,004

U.S. Treasury bonds & notes 0.10%
U.S. Treasury	Other securities		4,116
0.10%	Total bonds, notes & other debt instruments (cost: $25,619,000)		28,120

Short-term securities 6.87%
	Bank of Montreal 1.15% due 8/15/2017	30,000	29,952
	Fairway Finance Corp. 1.24% due 9/13/2017[4]	10,000	9,973
	Federal Home Loan Bank 1.03%–1.05% due 9/6/2017–10/3/2017	52,700	52,572
	Nordea Bank AB 1.03% due 7/20/2017[4]	55,900	55,864

American Funds Insurance Series     49

Global Small Capitalization Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Statoil ASA 1.14% due 7/28/2017[4]	$25,000	$24,979
Victory Receivables Corp. 1.22% due 7/21/2017[4]	30,000	29,975
Other securities		73,788
Total short-term securities (cost: $277,117,000)		277,103

Total investment securities 100.06% (cost: $3,340,803,000)		4,036,458
Other assets less liabilities (0.06)%		(2,599)
Net assets 100.00%		$4,033,859

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $11,697,000, an aggregate cost of $10,011,000, and which represented .29% of the net assets of the fund) were acquired from 5/1/2015 to 4/28/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a security which was pledged as collateral. The total value of pledged collateral was $654,000, which represented .02% of the net assets of the fund.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD3,971	JPY437,000	UBS AG	7/12/2017	$ 83
USD44,059	GBP34,000	HSBC Bank	7/13/2017	(244)
USD15,876	JPY1,765,175	JPMorgan Chase	7/28/2017	162
USD10,245	INR663,163	Citibank	7/31/2017	30
USD15,586	GBP12,190	Citibank	8/21/2017	(317)
				$(286)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2017, appear below.

					Net realized	Net unrealized	Dividend	Value of affiliates at
	Beginning			Ending	gain (loss)	appreciation	income	6/30/2017
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Hostelworld Group PLC	—	5,720,000	—	5,720,000	$—	$2,585	$999	$25,852
Time Technoplast Ltd.[5]	11,888,000	—	11,888,000	—	5,933	107	—	—
Indochine Mining Ltd.[1,5,6]	182,998	—	182,998	—	(8,032)	8,032	—	—
Victoria Oil & Gas PLC[1,5]	6,966,560	—	6,966,560	—	(1,438)	3,759	—	—
					$(3,537)	$14,483	$999	$25,852

50     American Funds Insurance Series

Global Small Capitalization Fund

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $190,528,000, which represented 4.72% of the net assets of the fund.
[5]	Unaffiliated issuer at 6/30/2017.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $56,540,000, which represented 1.40% of the net assets of the fund. This amount includes $43,269,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

INR = Indian rupees

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series     51

Growth Fund
Summary investment portfolio June 30, 2017	unaudited

			Value
Common stocks 92.89%		Shares	(000)
Information	Facebook, Inc., Class A1	8,340,500	$1,259,249
technology	Alphabet Inc., Class C1	613,000	557,052
30.26%	Alphabet Inc., Class A1	271,500	252,408
	Microsoft Corp.	11,676,000	804,827
	Broadcom Ltd.	3,068,300	715,067
	Apple Inc.	3,851,000	554,621
	ASML Holding NV (New York registered)	2,251,504	293,393
	ASML Holding NV	1,199,568	156,327
	Taiwan Semiconductor Manufacturing Co., Ltd.	48,812,000	334,559
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,225,392	112,760
	Visa Inc., Class A	2,955,000	277,120
	Samsung Electronics Co., Ltd.	89,330	185,585
	Intel Corp.	4,926,000	166,203
	Alibaba Group Holding Ltd. (ADR)[1]	1,143,000	161,049
	TE Connectivity Ltd.	1,925,000	151,459
	Adobe Systems Inc.[1]	1,000,000	141,440
	Other securities		1,016,208
			7,139,327

Consumer	Amazon.com, Inc.[1]	1,393,416	1,348,827
discretionary	Tesla, Inc.[1]	1,506,200	544,657
20.78%	Home Depot, Inc.	2,985,000	457,899
	Netflix, Inc.[1]	2,746,000	410,280
	Comcast Corp., Class A	10,390,000	404,379
	Ulta Beauty, Inc.[1]	1,120,000	321,821
	Priceline Group Inc.[1]	131,531	246,031
	Starbucks Corp.	4,195,000	244,610
	Charter Communications, Inc., Class A1	698,680	235,350
	Other securities		688,079
			4,901,933

Health care	UnitedHealth Group Inc.	3,517,500	652,215
14.59%	Regeneron Pharmaceuticals, Inc.[1]	834,500	409,856
	Centene Corp.[1]	4,031,052	322,000
	Intuitive Surgical, Inc.[1]	313,500	293,239
	Humana Inc.	993,200	238,984
	Vertex Pharmaceuticals Inc.[1]	1,711,200	220,522
	Boston Scientific Corp.[1]	7,845,000	217,463
	Thermo Fisher Scientific Inc.	995,000	173,598
	Incyte Corp.[1]	1,040,000	130,946
	Other securities		784,045
			3,442,868

Energy	EOG Resources, Inc.	2,402,400	217,465
7.45%	Schlumberger Ltd.	2,900,000	190,936
	Concho Resources Inc.[1]	1,550,000	188,372
	Noble Energy, Inc.	5,663,000	160,263
	Suncor Energy Inc.	4,402,090	128,621
	Other securities		872,407
			1,758,064

Financials	JPMorgan Chase & Co.	2,635,000	240,839
7.34%	Wells Fargo & Co.	3,335,000	184,792
	Legal & General Group PLC	40,158,246	135,102
	Other securities		1,171,273
			1,732,006

52     American Funds Insurance Series

Growth Fund

Common stocks		Shares	Value (000)
Industrials	Boeing Co.	876,400	$173,308
6.13%	Fortive Corp.	2,329,397	147,567
	TransDigm Group Inc.	524,000	140,888
	MTU Aero Engines AG	941,034	132,738
	Rockwell Collins, Inc.	1,225,000	128,723
	Other securities		723,031
			1,446,255

Consumer staples	Constellation Brands, Inc., Class A	815,000	157,890
2.32%	Other securities		389,821
			547,711

Telecommunication	Zayo Group Holdings, Inc.[1]	6,245,000	192,970
services	Other securities		26,491
0.93%			219,461

Other	Other securities		324,938
1.38%

Miscellaneous	Other common stocks in initial period of acquisition		402,317
1.71%	Total common stocks (cost: $14,405,033,000)		21,914,880

Convertible stocks 0.05%
Consumer	Other securities		12,276
discretionary	Total convertible stocks (cost: $10,650,000)		12,276
0.05%

Short-term securities 7.21%		Principal amount (000)
	Apple Inc. 0.89%–1.15% due 7/20/2017–9/19/2017[2]	$135,000	134,824
	Chariot Funding, LLC 0.95%–1.00% due 7/7/2017–7/14/2017[2]	150,000	149,954
	Federal Home Loan Bank 0.84%–1.03% due 7/5/2017–9/20/2017	909,575	908,835
	Jupiter Securitization Co., LLC 0.95% due 7/3/2017[2]	20,000	19,998
	Other securities		486,947
	Total short-term securities (cost: $1,700,520,000)		1,700,558

	Total investment securities 100.15% (cost: $16,116,203,000)		23,627,714
	Other assets less liabilities (0.15)%		(35,001)
	Net assets 100.00%		$23,592,713

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $12,276,000, which represented .05% of the net assets of the fund. This security was acquired for $10,650,000 on 5/22/2015 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series     53

Growth Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $686,896,000, which represented 2.91% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

54     American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 90.29%		Shares	Value (000)
Financials	AIA Group Ltd.	40,078,700	$292,860
16.62%	HDFC Bank Ltd.[1]	10,149,569	261,259
	HDFC Bank Ltd. (ADR)	352,300	30,639
	UniCredit SpA[2]	7,776,692	145,223
	Prudential PLC	5,142,265	117,944
	Kotak Mahindra Bank Ltd.	6,186,048	91,469
	Barclays PLC	34,317,708	90,623
	BNP Paribas SA	1,002,776	72,224
	Credit Suisse Group AG	4,172,789	60,314
	Other securities		296,876
			1,459,431

Information	Tencent Holdings Ltd.	8,410,399	300,762
technology	Samsung Electronics Co., Ltd.	137,599	285,865
13.61%	Alibaba Group Holding Ltd. (ADR)[2]	1,844,800	259,932
	ASML Holding NV	693,834	90,420
	Nintendo Co., Ltd.	188,239	63,062
	Other securities		194,919
			1,194,960

Consumer	Altice NV, Class A2	7,869,893	181,570
discretionary	Altice NV, Class B2	1,118,127	25,803
13.22%	Kering SA	431,324	146,904
	Galaxy Entertainment Group Ltd.	18,326,000	111,259
	Hyundai Motor Co.	653,354	91,081
	Naspers Ltd., Class N	364,200	70,850
	Sony Corp.	1,580,500	60,227
	Sands China Ltd.	13,028,000	59,655
	Other securities		413,431
			1,160,780

Health care	Novartis AG	1,967,000	163,694
9.59%	Teva Pharmaceutical Industries Ltd. (ADR)	3,660,300	121,595
	Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,304,730	69,828
	Grifols, SA, Class A, non-registered shares	881,000	24,537
	Grifols, SA, Class B (ADR)	793,690	16,771
	Takeda Pharmaceutical Co. Ltd.	1,646,500	83,573
	UCB SA	1,111,391	76,455
	Merck KGaA	567,900	68,592
	Sysmex Corp.	1,055,000	62,939
	Other securities		153,565
			841,549

Consumer staples	Nestlé SA	1,317,700	114,675
8.28%	AMOREPACIFIC Corp.	385,274	102,367
	Pernod Ricard SA	717,437	96,077
	Associated British Foods PLC	2,250,488	86,058
	British American Tobacco PLC	1,126,000	76,760
	Treasury Wine Estates Ltd.	6,529,100	66,040
	Other securities		185,182
			727,159

Industrials	Airbus SE, non-registered shares	2,559,364	210,469
8.08%	Rolls-Royce Holdings PLC[2]	8,468,900	98,280
	Other securities		400,540
			709,289

American Funds Insurance Series     55

International Fund

Common stocks (continued)		Shares	Value (000)
Utilities	Power Grid Corp. of India Ltd.	35,497,206	$115,628
5.86%	DONG Energy AS	1,873,324	84,568
	ENN Energy Holdings Ltd.	13,136,000	79,246
	CK Infrastructure Holdings Ltd.	7,942,000	66,731
	China Gas Holdings Ltd.	31,610,000	63,807
	Other securities		104,190
			514,170

Materials	Nitto Denko Corp.	1,092,000	89,710
5.29%	Grasim Industries Ltd.	3,031,988	58,264
	Other securities		316,366
			464,340

Energy	Royal Dutch Shell PLC, Class B	2,974,624	79,907
3.80%	Royal Dutch Shell PLC, Class A	2,338,425	61,980
	Other securities		191,776
			333,663

Telecommunication	Nippon Telegraph and Telephone Corp.	2,715,000	128,176
services	SoftBank Group Corp.	911,900	73,755
3.02%	Other securities		63,242
			265,173

Real estate	Cheung Kong Property Holdings Ltd.	12,918,528	101,181
1.93%	Other securities		68,688
			169,869

Miscellaneous	Other common stocks in initial period of acquisition		86,831
0.99%	Total common stocks (cost: $6,468,357,000)		7,927,214

Bonds, notes & other debt instruments 0.75%		Principal amount (000)
Corporate bonds & notes 0.45%
Other	Other securities		39,031
0.45%	Total corporate bonds & notes		39,031

U.S. Treasury bonds & notes 0.26%
U.S. Treasury	Other securities		22,819
0.26%

Bonds & notes of governments outside the U.S. 0.04%
	Other securities		3,838
	Total bonds, notes & other debt instruments (cost: $55,678,000)		65,688

56     American Funds Insurance Series

International Fund

Short-term securities 9.06%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.03% due 7/12/2017	$55,000	$54,978
Federal Home Loan Bank 0.82%–1.07% due 7/7/2017–10/27/2017	408,200	407,665
Mizuho Bank, Ltd. 0.95%–1.19% due 7/3/2017–7/26/2017[3]	105,200	105,145
Other securities		228,011
Total short-term securities (cost: $795,808,000)		795,799

Total investment securities 100.10% (cost: $7,319,843,000)		8,788,701
Other assets less liabilities (0.10)%		(9,083)
Net assets 100.00%		$8,779,618

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series     57

International Fund

Forward currency contracts

				Unrealized
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD26,925	INR1,744,071	Bank of America, N.A.	7/31/2017	$59

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $261,259,000, which represented 2.98% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $340,257,000, which represented 3.88% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

INR = Indian rupees

USD/$ = U.S. dollars

See Notes to Financial Statements

58     American Funds Insurance Series

New World Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 89.02%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Co., Ltd.	9,887,000	$67,766
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	700,000	24,472
24.07%	Murata Manufacturing Co., Ltd.	584,000	88,632
	Alphabet Inc., Class C1	69,700	63,338
	Alphabet Inc., Class A1	16,900	15,712
	Facebook, Inc., Class A1	399,100	60,256
	Samsung Electronics Co., Ltd.	18,500	38,434
	Samsung Electronics Co., Ltd., nonvoting preferred	7,750	12,613
	Alibaba Group Holding Ltd. (ADR)[1]	361,550	50,942
	Microsoft Corp.	729,000	50,250
	Intel Corp.	1,293,460	43,641
	United Microelectronics Corp.	80,327,000	38,949
	Broadcom Ltd.	159,750	37,230
	Baidu, Inc., Class A (ADR)[1]	177,600	31,766
	Yandex NV, Class A1	1,201,950	31,539
	TravelSky Technology Ltd., Class H	7,580,456	22,331
	Other securities		80,686
			758,557

Consumer	Matahari Department Store Tbk PT2	38,552,200	40,941
discretionary	Domino’s Pizza, Inc.	173,400	36,679
10.99%	Kroton Educacional SA, ordinary nominative	7,721,000	34,656
	Naspers Ltd., Class N	177,519	34,534
	Sony Corp.	700,000	26,674
	Maruti Suzuki India Ltd.	224,500	25,068
	MakeMyTrip Ltd., non-registered shares[1]	733,931	24,623
	Starbucks Corp.	380,000	22,158
	Other securities		101,056
			346,389

Financials	HDFC Bank Ltd.[2]	1,891,100	48,678
10.66%	HDFC Bank Ltd. (ADR)	208,400	18,125
	BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,928,300	47,265
	Grupo Financiero Galicia SA, Class B (ADR)	935,951	39,909
	AIA Group Ltd.	4,611,600	33,698
	Housing Development Finance Corp. Ltd.	1,158,700	28,950
	Other securities		119,565
			336,190

Consumer staples	British American Tobacco PLC	1,440,000	98,165
8.59%	CP ALL PCL	17,121,500	31,627
	Nestlé SA	312,196	27,169
	Lenta Ltd. (GDR)[1]	4,126,200	23,973
	Lenta Ltd. (GDR)[1,3]	244,500	1,421
	Foshan Haitian Flavouring and Food Co. Ltd., Class A	1,999,900	12,030
	Other securities		76,381
			270,766

Energy	Reliance Industries Ltd.[1]	6,506,589	138,915
8.57%	Other securities		131,101
			270,016

American Funds Insurance Series     59

New World Fund

Common stocks (continued)		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	612,229	$50,347
6.26%	Eicher Motors Ltd.[1]	104,200	43,589
	Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	27,749
	Other securities		75,792
			197,477

Health care	Hypermarcas SA, ordinary nominative	4,903,700	41,149
4.95%	CSL Ltd.	269,500	28,591
	Other securities		86,271
			156,011

Materials	Randgold Resources Ltd.	529,600	46,939
4.88%	Vale SA, Class A, preferred nominative	2,830,000	22,988
	Klabin SA, units	4,487,400	21,984
	Other securities		61,817
			153,728

Utilities	Infraestructura Energética Nova, SAB de CV	13,547,613	72,222
2.72%	Other securities		13,535
			85,757

Telecommunication	SoftBank Group Corp.	650,000	52,572
services	Other securities		8,558
1.94%			61,130

Real estate	American Tower Corp. REIT	236,800	31,333
1.17%	Other securities		5,471
			36,804

Miscellaneous	Other common stocks in initial period of acquisition		133,078
4.22%	Total common stocks (cost: $2,336,213,000)		2,805,903

Rights & warrants 1.54%
Consumer staples	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,3]	5,330,000	32,061
1.34%	Other securities		10,052
			42,113

Consumer	Other securities		6,248
discretionary	Total rights & warrants (cost: $40,814,000)		48,361
0.20%

Bonds, notes & other debt instruments 3.20%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.59%
	Other securities		81,623

Corporate bonds & notes 0.56%
Other	Other securities		17,837
0.56%	Total corporate bonds & notes		17,837

60     American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.05%
U.S. Treasury	Other securities		$1,499
0.05%	Total bonds, notes & other debt instruments (cost: $99,154,000)		100,959

Short-term securities 5.56%
	Federal Home Loan Bank 0.83%–0.95% due 7/11/2017–8/23/2017	$40,000	39,957
	Liberty Street Funding Corp. 1.22% due 7/5/2017[3]	24,300	24,296
	Nordea Bank AB 1.03% due 7/20/2017[3]	39,200	39,175
	Sumitomo Mitsui Banking Corp. 1.15% due 7/21/2017[3]	22,200	22,184
	Victory Receivables Corp. 1.20%–1.22% due 7/11/2017–7/21/2017[3]	37,700	37,672
	Other securities		12,063
	Total short-term securities (cost: $175,358,000)		175,347

	Total investment securities 99.32% (cost: $2,651,539,000)		3,130,570
	Other assets less liabilities 0.68%		21,335
	Net assets 100.00%		$3,151,905

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series     61

New World Fund

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD526	COP1,530,569	Citibank	7/10/2017	$ 25
USD1,315	ZAR16,955	Goldman Sachs	7/10/2017	21
USD1,397	BRL4,600	JPMorgan Chase	7/10/2017	12
USD3,162	INR204,401	JPMorgan Chase	7/10/2017	4
USD496	TRY1,775	Bank of America, N.A.	7/10/2017	(7)
USD1,897	MXN34,748	Bank of America, N.A.	7/10/2017	(14)
USD2,964	ZAR38,500	Barclays Bank PLC	7/12/2017	28
USD1,265	COP3,721,800	JPMorgan Chase	7/17/2017	47
USD900	BRL3,000	JPMorgan Chase	7/21/2017	(1)
USD298	EUR265	HSBC Bank	7/21/2017	(5)
USD3,967	INR257,150	JPMorgan Chase	8/10/2017	11
USD685	INR44,350	Citibank	8/10/2017	2
USD1,389	JPY153,000	Bank of America, N.A.	8/17/2017	25
USD570	JPY63,000	UBS AG	8/21/2017	8
USD595	EUR530	HSBC Bank	8/23/2017	(12)
				$144

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $158,032,000, which represented 5.01% of the net assets of the fund. This amount includes $58,508,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $209,408,000, which represented 6.64% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

EUR = Euros

GDR = Global Depositary Receipts

INR = Indian rupees

JPY = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

62     American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 96.55%		Shares	Value (000)
Health care	AbbVie Inc.	6,761,500	$490,277
16.68%	Amgen Inc.	2,366,500	407,582
	Teva Pharmaceutical Industries Ltd. (ADR)	5,375,800	178,584
	Medtronic PLC	1,460,000	129,575
	Abbott Laboratories	1,576,100	76,614
	Bristol-Myers Squibb Co.	1,125,000	62,685
	Other securities		136,236
			1,481,553

Financials	JPMorgan Chase & Co.	3,884,900	355,080
14.50%	Wells Fargo & Co.	5,444,000	301,652
	Prudential Financial, Inc.	2,649,000	286,463
	Citigroup Inc.	2,531,000	169,273
	American International Group, Inc.	1,506,300	94,174
	Other securities		81,000
			1,287,642

Information	Apple Inc.	1,983,180	285,618
technology	Intel Corp.	7,487,200	252,618
13.63%	Texas Instruments Inc.	2,630,000	202,326
	Oracle Corp.	3,150,000	157,941
	Microsoft Corp.	2,050,000	141,306
	Western Union Co.	6,290,000	119,825
	Other securities		50,764
			1,210,398

Consumer staples	Altria Group, Inc.	3,754,000	279,560
13.04%	Kimberly-Clark Corp.	1,395,800	180,212
	Kellogg Co.	2,152,800	149,533
	Philip Morris International Inc.	1,250,000	146,813
	Reynolds American Inc.	1,607,000	104,519
	Mondelez International, Inc.	1,580,000	68,240
	Kraft Heinz Co.	776,666	66,514
	Other securities		162,787
			1,158,178

Industrials	CSX Corp.	3,641,500	198,680
9.76%	General Dynamics Corp.	740,696	146,732
	Illinois Tool Works Inc.	650,000	93,112
	Union Pacific Corp.	750,000	81,683
	Rockwell Automation	450,000	72,882
	Boeing Co.	329,000	65,060
	General Electric Co.	2,400,000	64,824
	Other securities		143,711
			866,684

Telecommunication	Verizon Communications Inc.	8,804,171	393,194
services	AT&T Inc.	4,181,000	157,749
7.54%	CenturyLink, Inc.	4,966,000	118,588
			669,531

American Funds Insurance Series     63

Blue Chip Income and Growth Fund

Common stocks (continued)		Shares	Value (000)
Energy	Canadian Natural Resources, Ltd.	6,859,000	$197,814
5.83%	Exxon Mobil Corp.	2,054,000	165,819
	Halliburton Co.	2,419,700	103,345
	Other securities		50,842
			517,820

Consumer	Amazon.com, Inc.[1]	104,500	101,156
discretionary	Las Vegas Sands Corp.	1,435,000	91,682
4.81%	McDonald’s Corp.	500,000	76,580
	General Motors Co.	2,000,000	69,860
	Other securities		87,945
			427,223

Materials	Vale SA, Class A, preferred nominative (ADR)	14,564,737	118,703
3.73%	Vale SA, ordinary nominative (ADR)	460,500	4,029
	Freeport-McMoRan Inc.[1]	6,840,000	82,148
	Other securities		125,996
			330,876

Utilities	Exelon Corp.	2,263,000	81,626
1.67%	Other securities		66,357
			147,983

Real estate	Other securities		40,072
0.45%

Miscellaneous	Other common stocks in initial period of acquisition		435,631
4.91%	Total common stocks (cost: $6,803,622,000)		8,573,591

Short-term securities 3.24%		Principal amount (000)
	ExxonMobil Corp. 1.14% due 9/11/2017	$33,000	32,924
	Federal Home Loan Bank 0.91%–1.03% due 7/19/2017–9/5/2017	135,000	134,856
	Jupiter Securitization Co., LLC 0.93% due 7/17/2017[2]	50,000	49,972
	Other securities		70,180
	Total short-term securities (cost: $287,927,000)		287,932

	Total investment securities 99.79% (cost: $7,091,549,000)		8,861,523
	Other assets less liabilities 0.21%		18,249
	Net assets 100.00%		$8,879,772

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

64     American Funds Insurance Series

Blue Chip Income and Growth Fund

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $112,653,000, which represented 1.27% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series     65

Global Growth and Income Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.54%		Shares	Value (000)
Information	Nintendo Co., Ltd.	278,000	$93,132
technology	Taiwan Semiconductor Manufacturing Co., Ltd.	9,480,800	64,982
22.19%	Microsoft Corp.	907,000	62,520
	Broadcom Ltd.	188,000	43,813
	Murata Manufacturing Co., Ltd.	183,000	27,773
	Facebook, Inc., Class A1	140,300	21,183
	Apple Inc.	138,000	19,875
	AAC Technologies Holdings Inc.	1,503,500	18,795
	TE Connectivity Ltd.	200,000	15,736
	Alibaba Group Holding Ltd. (ADR)[1]	105,000	14,795
	Alphabet Inc., Class C1	9,000	8,179
	Alphabet Inc., Class A1	6,000	5,578
	Other securities		33,060
			429,421

Financials	YES Bank Ltd.	815,000	18,453
10.78%	Prudential PLC	765,000	17,546
	Blackstone Group LP	453,250	15,116
	First Republic Bank	145,000	14,514
	CIT Group Inc.	250,000	12,175
	Capital One Financial Corp.	144,000	11,897
	Other securities		118,856
			208,557

Industrials	Airbus SE, non-registered shares	467,000	38,404
9.93%	Grupo Aeroportuario del Pacífico SAB de CV	2,080,000	23,425
	Lockheed Martin Corp.	82,300	22,847
	Boeing Co.	113,000	22,346
	Deutsche Post AG	523,000	19,605
	Flughafen Zürich AG	69,000	16,939
	Ryanair Holdings PLC (ADR)[1]	141,375	15,213
	Other securities		33,256
			192,035

Consumer staples	British American Tobacco PLC	1,144,000	77,987
9.80%	Nestlé SA	558,700	48,622
	Costco Wholesale Corp.	130,600	20,887
	Other securities		42,166
			189,662

Consumer	Amazon.com, Inc.[1]	20,000	19,360
discretionary	Home Depot, Inc.	122,000	18,715
8.82%	Sony Corp.	480,000	18,291
	ProSiebenSat.1 Media SE	430,000	17,995
	Vivendi SA	715,200	15,921
	Nitori Holdings Co., Ltd.	105,000	14,040
	Other securities		66,281
			170,603

Energy	Royal Dutch Shell PLC, Class B (ADR)	347,000	18,887
7.07%	Royal Dutch Shell PLC, Class A (ADR)	141,457	7,524
	BP PLC	4,030,206	23,243
	Reliance Industries Ltd.[1]	1,052,094	22,462

66     American Funds Insurance Series

Global Growth and Income Fund

Common stocks		Shares	Value (000)
	Enbridge Inc.	260,760	$10,381
	Enbridge Inc. (CAD denominated)	239,029	9,522
	Other securities		44,840
			136,859

Health care	UnitedHealth Group Inc.	255,100	47,301
6.99%	Hypermarcas SA, ordinary nominative	2,150,000	18,041
	Other securities		69,904
			135,246

Materials	Randgold Resources Ltd.	271,100	24,028
4.23%	James Hardie Industries PLC (CDI)	850,000	13,393
	Other securities		44,467
			81,888

Real estate	MGM Growth Properties LLC REIT, Class A	943,856	27,551
3.61%	Gaming and Leisure Properties, Inc. REIT	604,000	22,753
	Other securities		19,600
			69,904

Utilities	Infraestructura Energética Nova, SAB de CV	6,281,884	33,488
3.50%	DONG Energy AS	491,552	22,190
	Other securities		12,119
			67,797

Telecommunication	Vodafone Group PLC	4,350,000	12,337
services	Other securities		20,272
1.69%			32,609

Miscellaneous	Other common stocks in initial period of acquisition		76,045
3.93%	Total common stocks (cost: $1,435,467,000)		1,790,626

Rights & warrants 0.01%
Miscellaneous	Other rights & warrants in initial period of acquisition		178
0.01%	Total rights & warrants (cost: $187,000)		178

Convertible bonds 0.35%		Principal amount (000)
Miscellaneous	Other convertible bonds in initial period of acquisition		6,821
0.35%	Total convertible bonds (cost: $6,003,000)		6,821

Bonds, notes & other debt instruments 1.98%
Corporate bonds & notes 1.90%
Telecommunication	Sprint Corp. 7.25% 2021	$33,000	36,754
services
1.90%

American Funds Insurance Series     67

Global Growth and Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.08%
U.S. Treasury	Other securities		$1,599
0.08%	Total bonds, notes & other debt instruments (cost: $32,553,000)		38,353

Short-term securities 3.59%
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.16% due 7/14/2017	$47,800	47,778
	Nestlé Capital Corp. 1.14% due 9/12/2017[2]	15,500	15,463
	Other securities		6,098
	Total short-term securities (cost: $69,341,000)		69,339

	Total investment securities 98.47% (cost: $1,543,551,000)		1,905,317
	Other assets less liabilities 1.53%		29,699
	Net assets 100.00%		$1,935,016

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $6,491,000, which represented .34% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,463,000, which represented .80% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

See Notes to Financial Statements

68     American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.56%		Shares	Value (000)
Information	Microsoft Corp.	9,171,027	$632,159
technology	Alphabet Inc., Class A1	373,700	347,421
15.92%	Alphabet Inc., Class C1	303,884	276,149
	Texas Instruments Inc.	5,992,659	461,015
	Broadcom Ltd.	1,857,590	432,911
	Apple Inc.	2,379,100	342,638
	Oracle Corp.	5,921,000	296,879
	Intel Corp.	7,904,600	266,701
	Accenture PLC, Class A	1,654,500	204,629
	QUALCOMM Inc.	3,218,175	177,708
	Other securities		1,059,988
			4,498,198

Consumer	Amazon.com, Inc.[1]	1,061,200	1,027,242
discretionary	Netflix, Inc.[1]	3,716,277	555,249
14.98%	Comcast Corp., Class A	6,032,600	234,789
	Twenty-First Century Fox, Inc., Class A	6,891,000	195,291
	Home Depot, Inc.	1,243,000	190,676
	Time Warner Inc.	1,767,902	177,515
	Other securities		1,850,600
			4,231,362

Health care	AbbVie Inc.	7,549,600	547,422
14.57%	Amgen Inc.	2,858,916	492,391
	Stryker Corp.	2,203,757	305,837
	UnitedHealth Group Inc.	1,513,596	280,651
	Medtronic PLC	2,805,700	249,006
	Express Scripts Holding Co.[1]	3,627,500	231,580
	Gilead Sciences, Inc.	3,212,100	227,352
	Humana Inc.	877,000	211,024
	Merck & Co., Inc.	3,128,280	200,491
	Illumina, Inc.[1]	1,100,300	190,924
	Other securities		1,181,029
			4,117,707

Financials	JPMorgan Chase & Co.	4,499,400	411,245
11.34%	Goldman Sachs Group, Inc.	1,010,280	224,181
	Marsh & McLennan Companies, Inc.	2,726,100	212,527
	Wells Fargo & Co.	3,381,200	187,352
	Bank of New York Mellon Corp.	3,486,500	177,881
	American International Group, Inc.	2,716,489	169,835
	Aon PLC, Class A	1,214,800	161,508
	Other securities		1,658,137
			3,202,666

Industrials	CSX Corp.	4,913,400	268,075
8.11%	Union Pacific Corp.	2,186,433	238,124
	General Dynamics Corp.	1,122,100	222,288
	Other securities		1,564,302
			2,292,789

Consumer staples	Philip Morris International Inc.	2,912,130	342,030
7.27%	Coca-Cola Co.	5,964,900	267,526
	Procter & Gamble Co.	1,887,992	164,539
	Other securities		1,280,352
			2,054,447

American Funds Insurance Series     69

Growth-Income Fund

Common stocks (continued)		Shares	Value (000)
Energy	TOTAL SA	4,688,868	$231,808
5.94%	EOG Resources, Inc.	2,345,155	212,284
	Chevron Corp.	1,716,900	179,124
	Other securities		1,055,603
			1,678,819

Materials	Celanese Corp., Series A	3,424,433	325,116
4.68%	Dow Chemical Co.	3,554,100	224,157
	Monsanto Co.	1,666,485	197,245
	Vale SA, Class A, preferred nominative (ADR)	18,591,184	151,518
	Vale SA, Class A, preferred nominative	4,440,000	36,065
	Other securities		388,416
			1,322,517

Real estate	Other securities		517,877
1.83%

Telecommunication	Verizon Communications Inc.	10,842,400	484,221
services	Other securities		22,544
1.79%			506,765

Utilities	Sempra Energy	1,649,600	185,992
0.85%	Other securities		53,804
			239,796

Mutual funds	Other securities		132,822
0.47%

Miscellaneous	Other common stocks in initial period of acquisition		1,358,818
4.81%	Total common stocks (cost: $19,495,854,000)		26,154,583

Convertible stocks 0.02%
Financials	Other securities		5,722
0.02%	Total convertible stocks (cost: $6,000,000)		5,722

Convertible bonds 0.33%		Principal amount (000)
Other	Other securities		93,133
0.33%	Total convertible bonds (cost: $71,028,000)		93,133

Bonds, notes & other debt instruments 0.20%
U.S. Treasury bonds & notes 0.20%
U.S. Treasury	U.S. Treasury 1.625% 2026	$59,900	56,801
0.20%	Total bonds, notes & other debt instruments (cost: $60,218,000)		56,801

70     American Funds Insurance Series

Growth-Income Fund

Short-term securities 6.85%	Principal amount (000)	Value (000)
Apple Inc. 0.89% due 7/11/2017[2]	$50,000	$49,984
Chariot Funding, LLC 0.95% due 7/7/2017[2]	50,000	49,988
Coca-Cola Co. 1.09% due 8/2/2017[2]	50,000	49,950
Federal Home Loan Bank 0.80%–1.04% due 7/5/2017–10/3/2017	1,169,400	1,168,348
Jupiter Securitization Co., LLC 1.17% due 7/27/2017[2]	50,000	49,954
U.S. Treasury Bills 0.59%–0.91% due 7/6/2017–9/21/2017	242,100	241,864
Other securities		325,405
Total short-term securities (cost: $1,935,411,000)		1,935,493

Total investment securities 99.96% (cost: $21,568,511,000)		28,245,732
Other assets less liabilities 0.04%		11,308
Net assets 100.00%		$28,257,040

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $5,722,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $500,083,000, which represented 1.77% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series     71

International Growth and Income Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 85.41%		Shares	Value (000)
Financials	HDFC Bank Ltd.[1]	1,884,593	$48,511
18.04%	Zurich Insurance Group AG	83,900	24,420
	KB Financial Group Inc.	356,500	17,978
	Banco Santander, SA	2,571,524	17,011
	Prudential PLC	738,000	16,927
	St. James’s Place PLC	1,048,000	16,134
	AIA Group Ltd.	1,833,000	13,394
	UniCredit SpA[2]	674,400	12,594
	Sampo Oyj, Class A	203,000	10,403
	Lloyds Banking Group PLC	11,968,000	10,311
	BNP Paribas SA	137,300	9,889
	Bank of Montreal	76,927	5,649
	Other securities		45,458
			248,679

Consumer staples	Imperial Brands PLC	734,463	32,988
10.42%	Philip Morris International Inc.	208,700	24,512
	Pernod Ricard SA	128,650	17,228
	British American Tobacco PLC	212,600	14,493
	CALBEE, Inc.	284,400	11,164
	Other securities		43,232
			143,617

Industrials	Shanghai International Airport Co., Ltd., Class A	5,134,562	28,257
10.40%	Capita PLC	3,066,000	27,614
	Airbus SE, non-registered shares	163,000	13,404
	Abertis Infraestructuras, SA, Class A, non-registered shares	721,507	13,366
	ASSA ABLOY AB, Class B	585,700	12,868
	CK Hutchison Holdings Ltd.	847,348	10,636
	Other securities		37,151
			143,296

Consumer	HUGO BOSS AG	207,500	14,528
discretionary	Toyota Motor Corp.	226,000	11,841
8.04%	Ctrip.com International, Ltd. (ADR)[2]	202,200	10,891
	Christian Dior SE1	33,500	9,759
	Other securities		63,860
			110,879

Utilities	EDP - Energias de Portugal, SA	6,947,820	22,719
7.70%	DONG Energy AS	497,000	22,436
	SSE PLC	801,800	15,174
	Power Assets Holdings Ltd.	1,313,000	11,596
	CK Infrastructure Holdings Ltd.	1,282,000	10,772
	Other securities		23,472
			106,169

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	4,668,000	31,995
technology	Samsung Electronics Co., Ltd.	13,671	28,402
7.48%	Flex Ltd.[2]	703,000	11,466
	Other securities		31,277
			103,140

72     American Funds Insurance Series

International Growth and Income Fund

Common stocks		Shares	Value (000)
Health care	Novartis AG	341,145	$28,390
6.07%	Teva Pharmaceutical Industries Ltd. (ADR)	781,700	25,968
	Other securities		29,248
			83,606

Energy	Royal Dutch Shell PLC, Class A	1,753,707	46,482
4.64%	TOTAL SA	208,000	10,283
	Other securities		7,118
			63,883

Real estate	Cheung Kong Property Holdings Ltd.	3,833,348	30,024
4.41%	Sun Hung Kai Properties Ltd.	888,000	13,046
	Other securities		17,772
			60,842

Telecommunication	BT Group PLC	4,904,461	18,828
services	Nippon Telegraph and Telephone Corp.	332,800	15,712
2.75%	Other securities		3,327
			37,867

Materials	Rio Tinto PLC	274,325	11,583
2.69%	Fortescue Metals Group Ltd.	2,403,000	9,641
	Other securities		15,822
			37,046

Miscellaneous	Other common stocks in initial period of acquisition		38,208
2.77%	Total common stocks (cost: $1,081,498,000)		1,177,232

Bonds, notes & other debt instruments 2.96%		Principal amount (000)
Corporate bonds & notes 1.47%
Health care	Teva Pharmaceutical Finance Company BV 3.15%–4.10% 2026–2046	$2,775	2,604
0.54%	Other securities		4,823
			7,427

Materials	FMG Resources 9.75% 2022[3]	5,900	6,748
0.49%

Energy	Other securities		6,066
0.44%	Total corporate bonds & notes		20,241

Bonds & notes of governments & government agencies outside the U.S. 1.46%
	Other securities		20,189

U.S. Treasury bonds & notes 0.03%
U.S. Treasury	Other securities		419
0.03%	Total bonds, notes & other debt instruments (cost: $38,065,000)		40,849

American Funds Insurance Series     73

International Growth and Income Fund

Short-term securities 12.16%	Principal amount (000)	Value (000)
Chariot Funding, LLC 1.18% due 7/18/2017[3]	$15,000	$14,991
CPPIB Capital Inc. 1.14% due 7/18/2017[3]	32,200	32,182
Fairway Finance Corp. 1.24% due 9/13/2017[3]	15,000	14,960
Federal Home Loan Bank 1.00%–1.03% due 7/12/2017–8/23/2017	45,200	45,167
General Electric Co. 1.08% due 7/3/2017	15,600	15,599
Victory Receivables Corp. 1.06%–1.14% due 7/3/2017–7/11/2017[3]	30,000	29,990
Other securities		14,659
Total short-term securities (cost: $167,548,000)		167,548

Total investment securities 100.53% (cost: $1,287,111,000)		1,385,629
Other assets less liabilities (0.53)%		(7,261)
Net assets 100.00%		$1,378,368

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $65,021,000, which represented 4.72% of the net assets of the fund. This amount includes $4,659,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $103,694,000, which represented 7.52% of the net assets of the fund.

Key to Abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

74     American Funds Insurance Series

Capital Income Builder

Summary investment portfolio June 30, 2017	unaudited

Common stocks 72.88%		Shares	Value (000)
Financials	Sampo Oyj, Class A	217,380	$11,140
14.27%	Swedbank AB, Class A	211,087	5,144
	Lloyds Banking Group PLC	5,949,400	5,126
	Zurich Insurance Group AG	17,206	5,008
	Mercury General Corp.	88,510	4,780
	KBC Groep NV	57,447	4,357
	HSBC Holdings PLC (GBP denominated)	437,200	4,053
	ABN AMRO Group NV, depository receipts	141,555	3,753
	Other securities		28,217
			71,578

Consumer staples	Philip Morris International Inc.	190,235	22,342
12.66%	Coca-Cola Co.	250,145	11,219
	Altria Group, Inc.	149,110	11,104
	British American Tobacco PLC	93,200	6,353
	Imperial Brands PLC	123,800	5,561
	Diageo PLC	168,400	4,976
	Other securities		1,979
			63,534

Telecommunication	Vodafone Group PLC	3,422,700	9,707
services	Singapore Telecommunications Ltd.	2,861,700	8,086
7.90%	Verizon Communications Inc.	151,851	6,782
	HKT Trust and HKT Ltd., units	4,775,340	6,263
	Other securities		8,792
			39,630

Energy	Royal Dutch Shell PLC, Class B	279,360	7,504
7.40%	Royal Dutch Shell PLC, Class B (ADR)	8,500	463
	Royal Dutch Shell PLC, Class A	3,192	85
	Exxon Mobil Corp.	92,600	7,476
	Enbridge Inc. (CAD denominated)	174,970	6,970
	Helmerich & Payne, Inc.	96,200	5,227
	Inter Pipeline Ltd.	244,600	4,791
	Other securities		4,585
			37,101

Health care	AstraZeneca PLC	104,010	6,956
6.03%	AstraZeneca PLC (ADR)	114,800	3,914
	Pfizer Inc.	232,100	7,796
	Roche Holding AG, non-registered shares, nonvoting	26,075	6,640
	Other securities		4,933
			30,239

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	1,003,000	6,875
technology	Microsoft Corp.	61,720	4,254
4.94%	Paychex, Inc.	67,410	3,838
	Other securities		9,790
			24,757

Real estate	Crown Castle International Corp. REIT	83,300	8,345
4.68%	Iron Mountain Inc. REIT	165,295	5,680
	Nexity SA, Class A, non-registered shares	89,436	5,197
	Other securities		4,262
			23,484

American Funds Insurance Series     75

Capital Income Builder

Common stocks (continued)		Shares	Value (000)
Industrials	Sydney Airport, units	963,757	$5,252
4.07%	Boeing Co.	20,200	3,994
	Airbus SE, non-registered shares	45,592	3,749
	Other securities		7,438
			20,433

Utilities	SSE PLC	309,313	5,854
3.97%	CMS Energy Corp.	79,100	3,658
	Other securities		10,410
			19,922

Consumer	Greene King PLC	549,600	4,821
discretionary	Las Vegas Sands Corp.	71,400	4,562
3.60%	Other securities		8,686
			18,069

Materials	Amcor Ltd.	294,697	3,672
1.23%	Other securities		2,506
			6,178

Miscellaneous	Other common stocks in initial period of acquisition		10,684
2.13%	Total common stocks (cost: $346,870,000)		365,609

Convertible stocks 1.22%
Real estate	American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	50,600	6,134
1.22%	Total convertible stocks (cost: $5,305,000)		6,134

Bonds, notes & other debt instruments 20.55%		Principal amount (000)
Mortgage-backed obligations 7.49%
Federal agency	Fannie Mae 4.00% 2036–2047[1]	$5,869	6,208
mortgage-backed	Fannie Mae 4.00% 2047[1]	3,830	4,029
obligations	Freddie Mac 4.00% 2047[1]	13,957	14,701
7.38%	Freddie Mac 4.50% 2047[1]	6,924	7,419
	Freddie Mac 2.50%–4.00% 2032–2047[1]	777	802
	Other securities		3,842
			37,001

Other	Other securities		553
0.11%	Total mortgage-backed obligations		37,554

U.S. Treasury bonds & notes 7.47%
U.S. Treasury	U.S. Treasury 8.00% 2021	5,500	6,932
6.85%	U.S. Treasury 8.125% 2021	8,200	10,267
	U.S. Treasury 1.875% 2022	3,900	3,905
	U.S. Treasury 2.00% 2025	9,400	9,242
	U.S. Treasury 2.00%–2.88% 2026–2045	4,100	4,018
			34,364

76     American Funds Insurance Series

Capital Income Builder

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.38%–0.63% 2025–2026[2]	$3,089	$3,096
inflation-protected	Total U.S. Treasury bonds & notes		37,460
securities
0.62%

Corporate bonds & notes 4.57%
Financials	Other securities		7,592
1.51%

Consumer staples	Altria Group, Inc. 9.25% 2019	200	230
0.40%	Other securities		1,767
			1,997

Telecommunication	Verizon Communications Inc. 4.50%–4.60% 2020–2021	600	643
services
0.13%

Other	Other securities		12,695
2.53%	Total corporate bonds & notes		22,927

Asset-backed obligations 1.02%
	Other securities		5,117
	Total bonds, notes & other debt instruments (cost: $103,148,000)		103,058

Short-term securities 5.06%
	Total short-term securities (cost: $25,392,000)		25,394

	Total investment securities 99.71% (cost: $480,715,000)		500,195
	Other assets less liabilities 0.29%		1,468
	Net assets 100.00%		$501,663

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,125,000, which represented .22% of the net assets of the fund. This amount includes $1,040,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. “Other securities” also includes securities (with an aggregate value of $484,000, which represented ..10% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

American Funds Insurance Series     77

Capital Income Builder

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD257	NZD357	Bank of America, N.A.	7/21/2017	$(5)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

USD/$ = U.S. dollars

See Notes to Financial Statements

78     American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 62.94%		Shares	Value (000)
Information	Microsoft Corp.	10,820,000	$745,823
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,550,000	543,628
18.29%	Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,000	58,945
	ASML Holding NV (New York registered)	2,502,100	326,049
	ASML Holding NV	50,859	6,628
	VeriSign, Inc.[1]	3,240,000	301,190
	Broadcom Ltd.	1,245,000	290,147
	Facebook, Inc., Class A1	1,722,000	259,987
	Intel Corp.	6,000,000	202,440
	Apple Inc.	1,132,850	163,153
	Western Digital Corp.	1,800,000	159,480
	AAC Technologies Holdings Inc.	12,661,500	158,280
	Alphabet Inc., Class C	168,985	153,562
	Intuit Inc.	1,133,200	150,500
	Symantec Corp.	5,000,000	141,250
	Texas Instruments Inc.	1,520,200	116,949
	Other securities		546,100
			4,324,111

Health care	UnitedHealth Group Inc.	2,431,000	450,756
8.52%	Johnson & Johnson	2,850,000	377,026
	Humana Inc.	1,310,000	315,212
	Express Scripts Holding Co.[1]	3,550,000	226,632
	Merck & Co., Inc.	2,170,300	139,095
	Other securities		503,990
			2,012,711

Consumer	Comcast Corp., Class A	12,246,000	476,614
discretionary	Newell Brands Inc.	5,600,000	300,272
7.96%	Home Depot, Inc.	1,600,000	245,440
	Amazon.com, Inc.[1]	210,225	203,498
	VF Corp.	2,730,000	157,248
	General Motors Co.	3,500,000	122,255
	Other securities		376,668
			1,881,995

Financials	JPMorgan Chase & Co.	4,400,000	402,160
7.68%	Chubb Ltd.	2,458,500	357,417
	First Republic Bank	2,480,000	248,248
	Citigroup Inc.	2,750,000	183,920
	Bank of America Corp.	7,000,000	169,820
	Other securities		454,362
			1,815,927

Consumer staples	Philip Morris International Inc.	4,794,000	563,055
5.18%	Associated British Foods PLC	4,600,000	175,904
	Nestlé SA	908,230	79,041
	Nestlé SA (ADR)	900,000	78,480
	Other securities		327,673
			1,224,153

Energy	Noble Energy, Inc.	9,000,000	254,700
4.48%	Weatherford International PLC[1]	48,600,000	188,082
	Chevron Corp.	1,279,750	133,516
	Other securities		483,206
			1,059,504

American Funds Insurance Series     79

Asset Allocation Fund

			Value
Common stocks (continued)		Shares	(000)
Industrials	Lockheed Martin Corp.	1,422,000	$394,761
3.53%	Boeing Co.	1,551,800	306,869
	Other securities		132,724
			834,354

Materials	E.I. du Pont de Nemours and Co.	4,405,000	355,528
3.39%	LyondellBasell Industries NV	2,200,000	185,658
	Other securities		261,012
			802,198

Real estate	Other securities		279,872
1.19%

Telecommunication	AT&T Inc.	3,700,800	139,631
services	Other securities		90,487
0.97%			230,118

Utilities	Other securities		76,630
0.33%

Miscellaneous	Other common stocks in initial period of acquisition		335,415
1.42%	Total common stocks (cost: $10,593,691,000)		14,876,988

Convertible stocks 0.04%
Industrials	Other securities		4,426
0.02%

Miscellaneous	Other convertible stocks in initial period of acquisition		5,350
0.02%	Total convertible stocks (cost: $19,828,000)		9,776

		Principal amount
Bonds, notes & other debt instruments 29.13%		(000)
U.S. Treasury bonds & notes 12.55%
U.S. Treasury	U.S. Treasury 1.50% 2019	$400,000	400,924
10.27%	U.S. Treasury 1.25% 2020[2]	328,117	326,102
	U.S. Treasury 1.625% 2020	125,000	125,156
	U.S. Treasury 2.875% 2046	147,158	148,198
	U.S. Treasury 3.00% 2047	112,750	116,484
	U.S. Treasury 0.63%–4.75% 2018–2046	1,312,407	1,312,155
			2,429,019

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	213,965	217,193
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	134,572	146,704
securities	U.S. Treasury Inflation-Protected Securities 0.13%–2.63% 2017–2046[3]	176,480	174,433
2.28%			538,330
	Total U.S. Treasury bonds & notes		2,967,349

80     American Funds Insurance Series

Asset Allocation Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Corporate bonds & notes 9.69%
Energy	Other securities		$451,692
1.91%

Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$6,905	7,084
1.50%	JPMorgan Chase & Co. 2.55%–5.30% 2020–2049	13,252	13,467
	Other securities		334,443
			354,994

Health care	Johnson & Johnson 2.25%–3.75% 2022–2047	11,785	12,009
1.38%	UnitedHealth Group Inc. 3.35% 2022	4,355	4,549
	Other securities		310,806
			327,364

Consumer	Comcast Corp. 1.63%–5.88% 2018–2036	9,285	8,875
discretionary	Home Depot, Inc. 1.80%–4.25% 2020–2047	13,665	13,890
0.92%	Newell Rubbermaid Inc. 2.60%–5.50% 2019–2046	9,253	9,825
	Other securities		185,214
			217,804

Industrials	Lockheed Martin Corp. 2.50%–3.55% 2020–2026	15,050	15,474
0.48%	Other securities		96,927
			112,401

Consumer staples	Philip Morris International Inc. 1.88%–4.25% 2020–2044	13,445	13,608
0.47%	Other securities		96,430
			110,038

Information	Apple Inc. 2.50%–3.35% 2022–2027	3,695	3,739
technology	Broadcom Ltd. 2.38%–3.88% 2020–2027[4]	19,670	20,114
0.43%	Microsoft Corp. 2.40%–4.20% 2026–2037	10,150	10,692
	Other securities		67,529
			102,074

Other	Other securities		614,941
2.60%	Total corporate bonds & notes		2,291,308

Mortgage-backed obligations 5.68%
Federal agency	Fannie Mae 0%–7.50% 2021–2056[5,6,7]	582,350	606,624
mortgage-backed	Freddie Mac 1.69%–6.50% 2022–2050[5,6,7]	419,104	435,897
obligations	Other securities		223,537
5.36%			1,266,058

Other	Other securities		75,787
0.32%	Total mortgage-backed obligations		1,341,845

American Funds Insurance Series     81

Asset Allocation Fund

	Principal amount	Value
Bonds, notes & other debt instruments (continued)	(000)	(000)
Federal agency bonds & notes 0.22%
Fannie Mae 1.88%–2.00% 2022–2026	$16,000	$15,378
Federal Home Loan Bank 0.875% 2018	17,140	17,071
Freddie Mac 0.75% 2018	18,768	18,702
Other securities		210
Total federal agency bonds & notes		51,361

Other 0.99%
Other securities		234,779
Total bonds, notes & other debt instruments (cost: $6,822,677,000)		6,886,642

Short-term securities 9.92%
Apple Inc. 0.91%–0.92% due 7/18/2017–7/25/2017[4]	100,000	99,935
Federal Home Loan Bank 0.64%–1.05% due 7/3/2017– 10/10/2017	1,551,500	1,550,290
Johnson & Johnson 1.07%–1.12% due 8/31/2017–9/19/2017[4]	85,000	84,819
Jupiter Securitization Co., LLC 1.17% due 7/27/2017[4]	50,000	49,954
Microsoft Corp. 1.02% due 8/22/2017[4]	34,200	34,143
U.S. Treasury Bills 0.59%–0.91% due 7/6/2017–8/24/2017	368,700	368,423
Other securities		157,419
Total short-term securities (cost: $2,344,887,000)		2,344,983

Total investment securities 102.03% (cost: $19,781,083,000)		24,118,389
Other assets less liabilities (2.03)%		(479,072)
Net assets 100.00%		$23,639,317

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $38,105,000, which represented .16% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $57,784,000, which represented .24% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $27,635,000, an aggregate cost of $48,070,000, and which represented .12% of the net assets of the fund) were acquired from 3/10/2010 to 3/6/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[8]	6/30/2017[9]	at 6/30/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year U.S. Treasury Note Futures	Short	200	September 2017	$(20,000)	$(25,106)	$145
2 Year U.S. Treasury Note Futures	Short	883	October 2017	(176,600)	(190,825)	200
						$345

82     American Funds Insurance Series

Asset Allocation Fund

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	1.875%	3/20/2019	$2,320,000	$(511)	$—	$(511)
1.32625%	U.S. EFFR	4/5/2019	366,600	(396)	—	(396)
3-month USD-LIBOR	1.501%	6/8/2019	100,000	180	—	180
1.336%	U.S. EFFR	6/8/2019	100,000	(142)	—	(142)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(32)	—	(32)
3-month USD-LIBOR	3.402%	6/23/2044	18,000	(3,218)	—	(3,218)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(2,411)	—	(2,411)
					$—	$(6,530)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,892,000, which represented .03% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,152,860,000, which represented 4.88% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series     83

Global Balanced Fund

Summary investment portfolio June 30, 2017	unaudited

			Value
Common stocks 62.81%		Shares	(000)
Information	Nintendo Co., Ltd.	19,800	$6,633
technology	Microsoft Corp.	76,100	5,246
12.53%	ASML Holding NV	35,689	4,651
	Taiwan Semiconductor Manufacturing Co., Ltd.	664,000	4,551
	Alphabet Inc., Class C1	2,155	1,958
	Keyence Corp.	4,400	1,930
	Broadcom Ltd.	7,850	1,830
	Amphenol Corp., Class A	24,000	1,772
	Symantec Corp.	62,565	1,768
	Samsung Electronics Co., Ltd.	830	1,724
	Other securities		4,231
			36,294

Consumer staples	British American Tobacco PLC	84,150	5,736
7.92%	Philip Morris International Inc.	30,200	3,547
	Nestlé SA	33,200	2,889
	Reynolds American Inc.	42,104	2,738
	Altria Group, Inc.	31,000	2,309
	Other securities		5,708
			22,927

Industrials	Boeing Co.	18,500	3,658
7.40%	Flughafen Zürich AG	12,235	3,004
	ASSA ABLOY AB, Class B	118,000	2,593
	BAE Systems PLC	280,000	2,310
	AB Volvo, Class B	102,000	1,739
	Edenred SA	65,000	1,695
	General Electric Co.	54,000	1,459
	Other securities		4,988
			21,446

Financials	JPMorgan Chase & Co.	42,700	3,903
6.64%	HSBC Holdings PLC (GBP denominated)	303,468	2,813
	BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	376,000	2,241
	HDFC Bank Ltd. (ADR)	21,605	1,879
	AIA Group Ltd.	250,000	1,827
	BlackRock, Inc.	4,000	1,689
	Other securities		4,886
			19,238

Health care	Humana Inc.	20,830	5,012
5.74%	Merck & Co., Inc.	58,120	3,725
	Mettler-Toledo International Inc.[1]	3,500	2,060
	Fisher & Paykel Healthcare Corp. Ltd.	204,000	1,712
	Other securities		4,103
			16,612

Consumer	Amazon.com, Inc.[1]	3,600	3,485
discretionary	Home Depot, Inc.	22,030	3,380
4.76%	Peugeot SA	119,000	2,374
	Nokian Renkaat Oyj	50,634	2,096
	Other securities		2,439
			13,774

84     American Funds Insurance Series

Global Balanced Fund

			Value
Common stocks		Shares	(000)
Materials	E.I. du Pont de Nemours and Co.	37,500	$3,027
4.75%	Other securities		10,721
			13,748

Energy	Royal Dutch Shell PLC, Class B	100,000	2,686
4.37%	ConocoPhillips	49,506	2,176
	Enbridge Inc. (CAD denominated)	50,594	2,016
	LUKOIL Oil Co. PJSC (ADR)	39,800	1,938
	Other securities		3,832
			12,648

Utilities	Dominion Energy, Inc.	28,500	2,184
2.17%	Enel Américas SA (ADR)	197,000	1,857
	Other securities		2,237
			6,278

Real estate	Equinix, Inc. REIT	4,240	1,820
1.18%	Other securities		1,610
			3,430

Telecommunication	Other securities		1,804
services
0.62%

Miscellaneous	Other common stocks in initial period of acquisition		13,687
4.73%	Total common stocks (cost: $142,482,000)		181,886

		Principal amount
Bonds, notes & other debt instruments 31.18%		(000)
Bonds & notes of governments & government agencies outside the U.S. 14.54%
	Japan 0.10%–2.30% 2018–2044[2]	¥809,803	7,805
	Poland (Republic of) 3.25%–5.75% 2017–2025	PLN13,590	3,979
	Russian Federation 7.00% 2023	RUB135,000	2,209
	United Mexican States 4.00%–10.00% 2017–2040[2]	MXN53,729	3,089
	United Mexican States 4.60%–4.75% 2044–2046	$350	347
	Other securities		24,667
			42,096

U.S. Treasury bonds & notes 8.53%
U.S. Treasury	U.S. Treasury 0.75%–3.13% 2017–2046	17,763	17,681
6.10%

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2044[2]	6,983	7,032
inflation-protected	Total U.S. Treasury bonds & notes		24,713
securities
2.43%

American Funds Insurance Series     85

Global Balanced Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds & notes 6.86%
Financials	HSBC Holdings PLC 3.375% 2024	€100	$120
1.70%	HSBC Holdings PLC 3.90%–4.30% 2026	$400	420
	JPMorgan Chase & Co. 2.55%–6.75% 2021–2049	389	407
	Other securities		3,987
			4,934

Health care	Humana Inc. 3.15% 2022	100	102
0.71%	Other securities		1,945
			2,047

Consumer staples	Philip Morris International Inc. 2.00%–4.25% 2020–2044	195	198
0.44%	Reynolds American Inc. 4.00%–5.85% 2022–2045	145	160
	Other securities		900
			1,258

Information	Microsoft Corp. 2.40%–3.30% 2026–2027	640	651
technology	Other securities		338
0.34%			989

Industrials	General Electric Capital Corp. 3.15% 2022	50	52
0.25%	Other securities		671
			723

Other	Other securities		9,903
3.42%	Total corporate bonds & notes		19,854

Mortgage-backed obligations 1.18%
Other	Other securities		3,413
1.18%	Total mortgage-backed obligations		3,413

Asset-backed obligations 0.07%
	Other securities		200
	Total bonds, notes & other debt instruments (cost: $90,647,000)		90,276

Short-term securities 5.18%
	British Columbia (Province of) 0.92% due 7/17/2017	3,000	2,998
	CPPIB Capital Inc. 1.16% due 7/18/2017[3]	3,000	2,998
	General Electric Co. 1.08% due 7/3/2017	3,400	3,400
	Gotham Funding Corp. 1.20% due 7/14/2017[3]	2,000	1,999
	U.S. Treasury Bills 0.63% due 7/6/2017	1,500	1,500
	Victory Receivables Corp. 1.20% due 7/17/2017[3]	2,100	2,099
	Total short-term securities (cost: $14,995,000)		14,994

	Total investment securities 99.17% (cost: $248,124,000)		287,156
	Other assets less liabilities 0.83%		2,396
	Net assets 100.00%		$289,552

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

86     American Funds Insurance Series

Global Balanced Fund

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,240,000, which represented .77% of the net assets of the fund. This amount includes $1,468,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD1,114	JPY125,000	JPMorgan Chase	7/7/2017	$2
USD310	PLN1,158	JPMorgan Chase	7/7/2017	(2)
SEK7,759	USD895	Citibank	7/10/2017	26
NOK6,100	USD721	Bank of America, N.A.	7/10/2017	9
USD561	INR36,300	JPMorgan Chase	7/10/2017	1
USD387	INR25,000	JPMorgan Chase	7/10/2017	— [4]
GBP276	AUD475	UBS AG	7/10/2017	(5)
USD770	MXN14,100	Bank of America, N.A.	7/10/2017	(6)
GBP255	USD330	JPMorgan Chase	7/11/2017	2
USD294	THB10,000	Bank of America, N.A.	7/11/2017	(1)
USD170	ILS600	JPMorgan Chase	7/11/2017	(3)
JPY33,581	USD307	JPMorgan Chase	7/11/2017	(8)
SEK1,625	USD187	Barclays Bank PLC	7/12/2017	6
NOK2,443	USD288	Barclays Bank PLC	7/12/2017	5
EUR335	GBP290	HSBC Bank	7/12/2017	4
EUR344	GBP300	Goldman Sachs	7/13/2017	3
USD326	MXN6,000	Bank of America, N.A.	7/14/2017	(3)
JPY43,839	USD399	Bank of America, N.A.	7/18/2017	(9)
EUR361	USD403	Citibank	7/19/2017	10
USD739	AUD970	Citibank	7/19/2017	(6)
JPY72,628	USD665	JPMorgan Chase	7/19/2017	(19)
EUR719	USD803	UBS AG	7/20/2017	19
JPY31,929	USD288	Citibank	7/20/2017	(4)
USD2,206	GBP1,700	Barclays Bank PLC	7/20/2017	(10)
EUR982	USD1,094	Bank of America, N.A.	7/24/2017	29
EUR645	USD724	Citibank	7/24/2017	13
EUR266	USD297	Goldman Sachs	7/24/2017	8
EUR134	USD150	JPMorgan Chase	7/24/2017	4
USD220	ZAR2,900	UBS AG	7/24/2017	— [4]
USD267	ZAR3,500	JPMorgan Chase	7/24/2017	— [4]
USD648	MYR2,800	JPMorgan Chase	7/24/2017	(3)
JPY21,085	AUD250	UBS AG	7/24/2017	(4)
JPY22,275	USD200	Goldman Sachs	7/27/2017	(2)
USD207	AUD275	Bank of America, N.A.	7/27/2017	(4)
JPY40,289	USD362	Bank of America, N.A.	7/27/2017	(4)
USD358	AUD475	Bank of America, N.A.	7/27/2017	(7)
EUR357	USD400	Citibank	7/28/2017	8
USD298	MXN5,430	JPMorgan Chase	7/28/2017	1
JPY57,092	USD512	UBS AG	8/4/2017	(4)
USD256	JPY28,000	Bank of New York Mellon	8/9/2017	7
SEK1,270	USD147	Bank of America, N.A.	8/9/2017	4
USD614	CAD800	Goldman Sachs	8/10/2017	(4)
JPY22,250	USD202	HSBC Bank	8/14/2017	(4)
SEK1,613	USD186	UBS AG	8/21/2017	6
JPY23,305	USD211	HSBC Bank	8/21/2017	(3)
JPY36,271	USD327	HSBC Bank	8/23/2017	(4)
				$48

American Funds Insurance Series     87

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,075,000, which represented 4.17% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

RUB = Russian rubles

SEK = Swedish kronor

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

88     American Funds Insurance Series

Bond Fund

Summary investment portfolio June 30, 2017	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 96.74%		(000)	(000)
Corporate bonds & notes 36.14%
Financials	Bank of America Corp. 3.124% 2023	$42,500	$43,007
8.57%	Capital One Financial Corp. 2.50% 2020	48,000	48,237
	Citigroup Inc. 2.15%–3.89% 2018–2028	77,415	77,721
	Intesa Sanpaolo SpA 5.017% 2024[1]	51,415	52,223
	Morgan Stanley 2.50% 2021	44,400	44,386
	US Bancorp. 2.00%–3.15% 2020–2027	3,800	3,814
	Other securities		630,256
			899,644

Energy	Other securities		657,739
6.26%

Health care	Other securities		520,526
4.96%

Utilities	Other securities		444,402
4.23%

Consumer	Other securities		383,633
discretionary
3.65%

Consumer staples	Other securities		284,721
2.71%

Telecommunication	Other securities		172,408
services
1.64%

Real estate	Other securities		131,668
1.25%

Industrials	Other securities		121,291
1.15%

Information	Apple Inc. 1.55%–3.35% 2021–2027	16,442	16,225
technology	Other securities		94,798
1.06%			111,023

Materials	Other securities		69,005
0.66%	Total corporate bonds & notes		3,796,060

Mortgage-backed obligations 27.23%
Federal agency	Fannie Mae 3.00% 2046[2]	77,742	77,700
mortgage-backed	Fannie Mae 4.00% 2046[2]	51,064	53,719
obligations	Fannie Mae 3.00% 2047[2,3]	43,330	43,198
26.58%	Fannie Mae 3.50% 2047[2,3]	46,740	47,995
	Fannie Mae 4.00% 2047[2,3]	385,400	404,391
	Fannie Mae 4.00% 2047[2,3]	120,500	126,657
	Fannie Mae 4.50% 2047[2,3]	190,000	203,790

American Funds Insurance Series     89

Bond Fund

		Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)		(000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae 2.77%–9.31% 2023–2047[2,3,4]		$124,544	$131,829
mortgage-backed	Freddie Mac 3.00% 2035[2]		54,447	55,516
obligations	Freddie Mac 3.50% 2045[2]		42,618	44,145
(continued)	Freddie Mac 3.50% 2046[2]		106,869	109,878
	Freddie Mac 3.00% 2047[2,3]		131,109	130,812
	Freddie Mac 3.50% 2047[2,3]		255,000	261,465
	Freddie Mac 3.50% 2047[2,3]		50,000	51,355
	Freddie Mac 4.00% 2047[2,3]		301,000	315,956
	Freddie Mac 4.00% 2047[2,3]		50,000	52,580
	Freddie Mac 0%–5.50% 2021–2047[2,3]		109,965	115,144
	Government National Mortgage Assn. 4.00% 2047[2,3]		315,681	332,180
	Government National Mortgage Assn. 4.00% 2047[2,3]		55,919	58,759
	Government National Mortgage Assn. 4.50% 2047[2]		50,760	54,049
	Government National Mortgage Assn. 4.50% 2040–2047[2]		113,500	120,753
				2,791,871

Other	Other securities			68,205
0.65%	Total mortgage-backed obligations			2,860,076

U.S. Treasury bonds & notes 21.22%
U.S. Treasury	U.S. Treasury 8.75% 2020		40,000	48,706
18.45%	U.S. Treasury 1.375% 2021[5]		70,000	69,037
	U.S. Treasury 2.00% 2022		222,750	223,262
	U.S. Treasury 2.125% 2022		150,000	151,647
	U.S. Treasury 2.25% 2023		115,000	116,145
	U.S. Treasury 2.125% 2024		260,000	260,325
	U.S. Treasury 2.25% 2024		80,000	80,759
	U.S. Treasury 2.25% 2027		226,075	225,094
	U.S. Treasury 2.375% 2027		281,212	283,102
	U.S. Treasury 3.00% 2047		196,713	203,228
	U.S. Treasury 3.00% 2047		106,625	110,215
	U.S. Treasury 0.75%–6.13% 2019–2046		159,234	166,226
				1,937,746

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[6]		52,608	52,271
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2027[6]		79,415	78,066
securities	U.S. Treasury Inflation-Protected Security 0.875% 2047[6]		90,148	87,605
2.77%	U.S. Treasury Inflation-Protected Securities 1.00%–2.00% 2026–2046[6]		68,221	72,769
				290,711
	Total U.S. Treasury bonds & notes			2,228,457

Bonds & notes of governments & government agencies outside the U.S. 6.66%
	Japan, Series 19, 0.10% 2024[6]		¥5,339,655	49,482
	Japan, Series 20, 0.10% 2025[6]		11,261,250	104,458
	Portuguese Republic 5.125% 2024		$94,400	96,524
	Portuguese Republic 2.20%–4.13% 2022–2027		€40,000	48,860
	United Mexican States, Series M, 6.50% 2021	MXN	3,132,700	172,114
	United Mexican States 3.60%–6.05% 2025–2047		$25,020	26,130
	United Mexican States 4.00%–5.75% 2026–2046[6]	MXN	671,343	35,797
	Other securities			165,840
				699,205

Asset-backed obligations 3.59%
	Other securities			376,981

90     American Funds Insurance Series

Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Municipals 1.78%
Illinois 1.14%	G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	$16,830	$16,913
	G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[2]	81,515	76,389
	G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	414
	G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	984
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	710
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	1,991
	G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,339
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	344
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	13,780	14,156
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	258
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,000	2,037
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,950	2,986
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	750	751
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	400	414
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	375	387
			120,073

Other 0.64%	Other securities		66,721
	Total municipals		186,794

Federal agency bonds & notes 0.12%
	Fannie Mae 2.125% 2026	12,410	12,135
	Total bonds, notes & other debt instruments (cost: $10,083,200,000)		10,159,708

Common stocks 0.02%		Shares
Other	Other securities		1,095
0.01%

Miscellaneous	Other common stocks in initial period of acquisition		1,049
0.01%	Total common stocks (cost: $1,644,000)		2,144

Rights & warrants 0.00%
Utilities	Other securities		71
0.00%	Total rights & warrants (cost: $100,000)		71

		Principal amount
Short-term securities 22.07%		(000)
	Apple Inc. 1.10%–1.18% due 8/7/2017–10/2/2017[1]	$105,000	104,788
	Citibank, N.A. 1.29% due 9/29/2017	100,000	100,002
	Federal Home Loan Bank 0.64%–1.05% due 7/5/2017–9/26/2017	1,178,600	1,177,176
	Freddie Mac 0.83% due 8/7/2017	50,000	49,959
	General Electric Co. 1.08% due 7/3/2017	43,500	43,496
	Johnson & Johnson 1.07% due 8/31/2017[1]	94,300	94,120
	National Rural Utilities Cooperative Finance Corp. 1.15% due 8/2/2017	59,200	59,136

American Funds Insurance Series     91

Bond Fund

	Principal amount	Value
Short-term securities (continued)	(000)	(000)
U.S. Bank, N.A. 1.21% due 10/24/2017–10/25/2017	$175,000	$175,016
U.S. Treasury Bills 0.59%–1.07% due 7/13/2017–12/21/2017	447,000	445,424
Other securities		68,845
Total short-term securities (cost: $2,317,806,000)		2,317,962

Total investment securities 118.83% (cost: $12,402,750,000)		12,479,885
Other assets less liabilities (18.83)%		(1,977,186)
Net assets 100.00%		$10,502,699

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,623,000, which represented .02% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,163,000, which represented .25% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[7]	6/30/2017[8]	at 6/30/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year Euro-Bund Futures	Short	120	September 2017	$(12,000)	$(22,186)	$345
10 Year U.S. Treasury Note Futures	Long	2,174	September 2017	217,400	272,905	(1,303)
10 Year Ultra U.S. Treasury Note Futures	Short	45	September 2017	(4,500)	(6,066)	19
30 Year Ultra U.S. Treasury Bond Futures	Short	51	September 2017	(5,100)	(8,460)	28
5 Year U.S. Treasury Note Futures	Long	4,995	October 2017	499,500	588,591	(3,244)
2 Year U.S. Treasury Note Futures	Short	3,200	October 2017	(640,000)	(691,550)	547
						$(3,608)

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD66,550	MXN1,220,000	Bank of America, N.A.	7/10/2017	$(561)
USD65,409	MXN1,200,000	JPMorgan Chase	7/10/2017	(602)
USD65,343	MXN1,200,000	JPMorgan Chase	7/11/2017	(656)
USD31,168	JPY3,430,000	UBS AG	7/12/2017	656
USD13,134	JPY1,445,000	Bank of America, N.A.	7/12/2017	280
USD54,738	EUR48,800	Citibank	7/17/2017	(1,051)
USD65,574	JPY7,300,000	HSBC Bank	7/24/2017	599
USD44,244	JPY4,925,000	JPMorgan Chase	7/24/2017	408
USD13,837	MXN252,000	Barclays Bank PLC	7/24/2017	9
USD18,708	EUR16,750	Citibank	7/28/2017	(453)
USD56,861	AUD75,000	JPMorgan Chase	8/4/2017	(756)
USD5,364	EUR4,750	JPMorgan Chase	9/7/2017	(81)

92     American Funds Insurance Series

Bond Fund

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD9,606	EUR8,500	JPMorgan Chase	9/7/2017	$(138)
USD9,708	EUR8,600	JPMorgan Chase	9/7/2017	(151)
				$(2,497)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
1.35375%	U.S. EFFR	4/27/2019	$37,000	$(28)	$—	$(28)
1.669%	3-month USD-LIBOR	10/28/2019	112,000	46	—	46
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(2)	—	(2)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(258)	—	(258)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	(30)	—	(30)
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	(859)	—	(859)
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(411)	—	(411)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	(2,354)	—	(2,354)
3-month USD-LIBOR	2.6815%	9/24/2024	1,600	(61)	—	(61)
3-month USD-LIBOR	2.54%	10/3/2024	400	(11)	—	(11)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(841)	—	(841)
3-month USD-LIBOR	2.342%	10/21/2024	$290	(4)	—	(4)
3-month USD-LIBOR	2.326%	10/22/2024	800	(11)	—	(11)
3-month USD-LIBOR	2.372%	10/24/2024	1,150	(19)	—	(19)
3-month USD-LIBOR	2.438%	11/19/2024	2,750	(59)	—	(59)
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	(522)	—	(522)
3-month USD-LIBOR	2.4295%	11/25/2024	800	(17)	—	(17)
3-month USD-LIBOR	2.353%	12/8/2024	700	(11)	—	(11)
3-month USD-LIBOR	2.2845%	12/12/2024	330	(3)	—	(3)
3-month USD-LIBOR	1.8185%	1/20/2025	900	21	—	21
3-month USD-LIBOR	1.9365%	1/22/2025	1,500	22	—	22
3-month USD-LIBOR	2.192%	3/18/2025	1,850	(6)	—	(6)
3-month USD-LIBOR	2.0475%	3/23/2025	450	3	—	3
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	(18)	—	(18)
3-month USD-LIBOR	2.339%	5/13/2025	375	(5)	—	(5)
3-month USD-LIBOR	2.351%	5/15/2025	590	(8)	—	(8)
3-month USD-LIBOR	2.287%	5/20/2025	500	(5)	—	(5)
3-month USD-LIBOR	2.227%	5/28/2025	260	(1)	—	(1)
3-month USD-LIBOR	2.2125%	5/29/2025	465	(2)	—	(2)
3-month USD-LIBOR	2.451%	6/5/2025	650	(14)	—	(14)
3-month USD-LIBOR	2.46%	6/10/2025	2,536	(56)	—	(56)
3-month USD-LIBOR	2.455%	6/24/2025	235	(5)	—	(5)
3-month USD-LIBOR	2.428%	7/2/2025	2,000	(39)	—	(39)
3-month USD-LIBOR	2.397%	7/13/2025	900	(15)	—	(15)
3-month USD-LIBOR	2.535%	7/15/2025	800	(22)	—	(22)
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	(28)	—	(28)
3-month USD-LIBOR	2.312%	7/29/2025	1,000	(11)	—	(11)
3-month USD-LIBOR	2.331%	7/30/2025	435	(5)	—	(5)
3-month USD-LIBOR	2.2135%	9/4/2025	5,000	(14)	—	(14)
3-month USD-LIBOR	2.228%	9/4/2025	12,000	(46)	—	(46)
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(290)	—	(290)

American Funds Insurance Series     93

Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	1.6705%	3/4/2026	$248,000	$10,597	$—	$10,597
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	1,107	—	1,107
3-month USD-LIBOR	1.5925%	5/9/2026	$1,000	51	—	51
3-month USD-LIBOR	1.595%	5/12/2026	8,500	430	—	430
3-month USD-LIBOR	1.592%	5/12/2026	4,000	203	—	203
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	203	—	203
2.913%	3-month USD-LIBOR	11/24/2034	10,000	655	—	655
2.844%	3-month USD-LIBOR	6/11/2035	3,250	181	—	181
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	180	—	180
2.773%	3-month USD-LIBOR	7/13/2035	500	23	—	23
2.589%	3-month USD-LIBOR	9/4/2035	3,100	53	—	53
3-month USD-LIBOR	3.0515%	11/14/2044	1,000	(108)	—	(108)
3-month USD-LIBOR	2.925%	12/3/2044	1,230	(101)	—	(101)
3-month USD-LIBOR	2.6695%	12/19/2044	200	(6)	—	(6)
3-month USD-LIBOR	2.5755%	3/5/2045	1,470	(15)	—	(15)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(59)	—	(59)
3-month USD-LIBOR	2.757%	5/8/2045	1,500	(72)	—	(72)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,173	—	1,173
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(884)	—	(884)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	212	—	212
					$—	$7,824

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,375,344,000, which represented 13.10% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Coupon rate may change periodically.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,506,000, which represented .27% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD = Australian dollars

EFFR = Federal Funds Effective Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

USD/$ = U.S. dollars

TBA = To-be-announced

See Notes to Financial Statements

94     American Funds Insurance Series

Global Bond Fund

Summary investment portfolio June 30, 2017	unaudited

		Principal amount		Value
Bonds, notes & other debt instruments 87.58%		(000)		(000)
Euros	Belgium (Kingdom of), Series 77, 1.00% 2026		€12,900	$15,210
12.89%	French Republic O.A.T. 1.85% 2027[1]		8,756	12,413
	Germany (Federal Republic of) 0.10% 2026[1]		18,150	22,325
	Germany (Federal Republic of) 0.50% 2026		13,000	15,087
	Germany (Federal Republic of) 2.50% 2046		24,695	36,813
	Germany (Federal Republic of) 0.10%–6.25% 2023–2040[1]		3,423	5,560
	Hungary 3.88%–6.00% 2019–2020		2,200	2,753
	Italy (Republic of) 1.45% 2022		10,575	12,359
	Portuguese Government 2.875% 2026		4,200	4,832
	Portuguese Republic 2.20% 2022		10,300	12,305
	Portuguese Republic 4.125% 2027		32,040	39,996
	Spain (Kingdom of) 1.30% 2026		13,400	15,174
	Other securities			114,201
				309,028

Japanese yen	Japan, Series 326, 0.70% 2022		¥1,935,000	17,908
9.13%	Japan, Series 18, 0.10% 2024[1]		4,704,210	43,384
	Japan, Series 19, 0.10% 2024[1]		2,672,325	24,764
	Japan, Series 344, 0.10% 2026		1,355,000	12,095
	Japan, Series 116, 2.20% 2030		1,735,000	19,271
	Japan, Series 145, 1.70% 2033		2,005,000	21,481
	Japan, Series 42, 1.70% 2044		2,045,000	22,240
	Japan 0.10%–2.30% 2022–2035[1]		6,040,270	57,615
				218,758

Polish zloty	Poland (Republic of), Series 1017, 5.25% 2017	PLN	54,472	14,873
4.50%	Poland (Republic of), Series 0420, 1.50% 2020		124,425	33,073
	Poland (Republic of), Series 1021, 5.75% 2021		50,980	15,611
	Poland (Republic of), Series 0922, 5.75% 2022		46,600	14,430
	Poland (Republic of) 2.00%–5.25% 2020–2025		106,690	29,851
				107,838

Mexican pesos	United Mexican States, Series M, 6.50% 2021	MXN	793,300	43,585
3.43%	United Mexican States, Series M20, 10.00% 2024		209,500	13,764
	United Mexican States 4.00%–10.00% 2017–2042[1]		435,052	24,797
				82,146

Indian rupees	India (Republic of) 7.80% 2021	INR	1,087,600	17,504
2.44%	India (Republic of) 8.83% 2023		1,284,200	21,947
	India (Republic of) 6.97%–7.88% 2023–2030		1,173,470	18,929
				58,380

Malaysian	Malaysia (Federation of) 3.58%–4.50% 2018–2030	MYR	216,165	50,426
ringgits
2.10%

British pounds	United Kingdom 3.25% 2044		£9,000	14,977
1.76%	United Kingdom 1.50%–3.50% 2023–2045		16,630	24,011
	Other securities			3,150
				42,138

Norwegian kroner	Norway (Kingdom of) 3.75% 2021	NKr	305,750	40,554
1.69%

American Funds Insurance Series    95

Global Bond Fund

		Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)		(000)
Australian dollars	Australia (Commonwealth of), Series 124, 5.75% 2021	A$	27,800	$24,290
1.69%	Australia (Commonwealth of), Series 128, 5.75% 2022		13,650	12,267
	Australia (Commonwealth of), Series 138, 3.25% 2029		4,250	3,433
	Other securities			388
				40,378

Colombian pesos	Colombia (Republic of), Series B, 7.00% 2022	COP	35,100,000	12,099
1.22%	Colombia (Republic of), Series B, 7.50% 2026		41,451,000	14,599
	Colombia (Republic of), Series B, 6.00% 2028		8,306,600	2,612
				29,310

Danish kroner	Other securities			25,593
1.07%

Turkish lira	Turkey (Republic of) 9.20% 2021	TRY	47,700	12,995
1.02%	Turkey (Republic of) 10.50%–11.00% 2020–2022		39,700	11,436
				24,431

Israeli shekels	Israel (State of) 5.50% 2042	ILS	29,300	11,699
0.82%	Other securities			8,055
				19,754

Chilean pesos	Chile (Banco Central de) 4.50% 2021	CLP	12,705,000	19,736
0.82%

Canadian dollars	Canada 2.25% 2025	C$	18,050	14,534
0.61%

Hungarian forints	Hungary 2.00%–6.50% 2019–2025	HUF	3,145,600	12,713
0.53%

U.S. dollars	Hungary 4.00%–6.25% 2019–2024		$8,070	8,684
40.21%	Turkey (Republic of) 6.25%–6.75% 2022–2040		2,090	2,282
	U.S. Treasury 1.125% 2021[2]		43,160	42,282
	U.S. Treasury 2.25% 2025		15,750	15,757
	U.S. Treasury 2.00% 2026		55,335	53,973
	U.S. Treasury 2.25% 2046		13,950	12,302
	U.S. Treasury 2.875% 2046		15,925	16,038
	U.S. Treasury 3.00% 2047		16,225	16,771
	U.S. Treasury 1.13%–3.00% 2019–2045		74,590	74,673
	U.S. Treasury Inflation-Protected Security 0.125% 2022[1]		40,717	40,538
	U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		32,720	33,214
	U.S. Treasury Inflation-Protected Security 1.00% 2046[1]		24,353	24,371
	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2045[1]		46,201	46,484
	United Mexican States 4.75% 2044		3,200	3,211
	Other securities			573,204
				963,784

Other	Other securities			39,430
1.65%	Total bonds, notes & other debt instruments (cost: $2,077,893,000)			2,098,931

96     American Funds Insurance Series

Global Bond Fund

			Value
Convertible stocks 0.04%		Shares	(000)
U.S. dollars	Other securities		$143
0.00%

Miscellaneous	Other convertible stocks in initial period of acquisition		909
0.04%	Total convertible stocks (cost: $1,202,000)		1,052

Common stocks 0.04%
U.S. dollars	Other securities		1,000
0.04%	Total common stocks (cost: $3,941,000)		1,000

		Principal amount
Short-term securities 12.92%		(000)
	CPPIB Capital Inc. 1.16% due 7/18/2017[3]	$20,000	19,989
	Federal Home Loan Bank 1.02%–1.08% due 8/23/2017–10/16/2017	40,000	39,922
	Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥15,300,000	136,144
	John Deere Financial Inc. 1.05% due 7/6/2017[3]	$25,000	24,995
	Liberty Street Funding Corp. 1.28% due 9/18/2017[3]	15,000	14,958
	Mizuho Bank, Ltd. 1.19% due 7/27/2017[3]	20,000	19,982
	Unilever Capital Corp. 1.10% due 7/24/2017[3]	29,800	29,778
	Other securities		23,940
	Total short-term securities (cost: $309,095,000)		309,708

	Total investment securities 100.58% (cost: $2,392,131,000)		2,410,691
	Other assets less liabilities (0.58)%		(14,015)
	Net assets 100.00%		$2,396,676

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,143,000, which represented .09% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,941,000, which represented .33% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,289,000, an aggregate cost of $5,384,000, and which represented .18% of the net assets of the fund) were acquired from 3/10/2010 to 3/6/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[4]	6/30/2017[5]	at 6/30/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year Ultra U.S. Treasury Note Futures	Long	89	September 2017	$8,900	$11,998	$(32)
30 Year Ultra U.S. Treasury Bond Futures	Long	85	September 2017	8,500	14,099	192
10 Year U.S. Treasury Note Futures	Long	82	September 2017	8,200	10,294	(25)
5 Year U.S. Treasury Note Futures	Long	549	October 2017	54,900	64,692	(143)
90 Day Euro Dollar Futures	Short	220	March 2018	(55,000)	(54,142)	24
						$16

American Funds Insurance Series    97

Global Bond Fund

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD4,775	PLN17,827	JPMorgan Chase	7/7/2017	$(36)
SEK123,798	USD14,284	Citibank	7/10/2017	419
NOK93,000	USD10,999	Bank of America, N.A.	7/10/2017	143
USD16,422	MYR70,000	JPMorgan Chase	7/10/2017	123
USD20,237	INR1,308,300	JPMorgan Chase	7/10/2017	24
USD7,734	INR500,000	JPMorgan Chase	7/10/2017	9
USD12,581	MXN230,400	Bank of America, N.A.	7/10/2017	(93)
GBP5,907	AUD10,150	UBS AG	7/10/2017	(104)
USD15,633	MXN286,625	Goldman Sachs	7/10/2017	(134)
USD15,606	MXN286,625	Bank of America, N.A.	7/10/2017	(161)
JPY935,361	USD8,575	HSBC Bank	7/10/2017	(255)
EUR15,020	PLN63,358	UBS AG	7/11/2017	69
USD4,069	THB138,500	Bank of America, N.A.	7/11/2017	(8)
USD4,229	AUD5,600	JPMorgan Chase	7/11/2017	(74)
JPY391,780	USD3,584	JPMorgan Chase	7/11/2017	(99)
USD9,013	ILS31,900	JPMorgan Chase	7/11/2017	(136)
EUR17,250	USD18,995	UBS AG	7/12/2017	720
SEK60,114	USD6,908	Barclays Bank PLC	7/12/2017	232
EUR19,534	PLN82,342	HSBC Bank	7/12/2017	106
NOK46,831	USD5,513	Barclays Bank PLC	7/12/2017	97
EUR5,840	GBP5,090	Goldman Sachs	7/13/2017	42
USD2,024	BRL6,700	Citibank	7/14/2017	8
USD4,732	MXN87,000	Bank of America, N.A.	7/14/2017	(51)
USD6,220	MXN116,370	HSBC Bank	7/14/2017	(177)
USD4,823	INR310,000	JPMorgan Chase	7/17/2017	39
USD5,125	AUD6,800	Bank of America, N.A.	7/17/2017	(101)
JPY3,321,365	USD30,215	JPMorgan Chase	7/18/2017	(661)
JPY3,567,358	USD32,460	Bank of America, N.A.	7/18/2017	(717)
EUR5,283	USD5,900	Citibank	7/19/2017	141
JPY414,706	USD3,801	HSBC Bank	7/19/2017	(110)
USD12,768	AUD16,760	Citibank	7/19/2017	(111)
JPY726,285	USD6,655	JPMorgan Chase	7/19/2017	(193)
EUR5,244	USD5,857	UBS AG	7/20/2017	139
USD3,045	BRL10,100	HSBC Bank	7/20/2017	10
JPY351,002	USD3,164	Citibank	7/20/2017	(40)
GBP5,633	USD7,117	JPMorgan Chase	7/24/2017	226
EUR5,084	USD5,666	Goldman Sachs	7/24/2017	149
EUR18,255	NOK174,000	UBS AG	7/24/2017	25
USD6,827	ZAR89,650	JPMorgan Chase	7/24/2017	4
USD2,980	ZAR39,200	UBS AG	7/24/2017	(3)
EUR4,253	GBP3,750	HSBC Bank	7/24/2017	(24)
USD13,597	MYR58,750	JPMorgan Chase	7/24/2017	(74)
USD6,037	ILS21,303	Bank of America, N.A.	7/24/2017	(76)
USD7,728	AUD10,200	UBS AG	7/24/2017	(109)
JPY1,976,140	USD17,751	HSBC Bank	7/24/2017	(162)
EUR6,645	USD7,490	Bank of America, N.A.	7/25/2017	111
GBP5,792	EUR6,700	JPMorgan Chase	7/25/2017	(112)
JPY445,496	USD4,000	Goldman Sachs	7/27/2017	(34)
JPY835,989	USD7,521	Bank of America, N.A.	7/27/2017	(79)
USD5,808	AUD7,700	Bank of America, N.A.	7/27/2017	(108)
USD7,542	AUD10,000	Bank of America, N.A.	7/27/2017	(141)
JPY1,698,519	USD15,271	Citibank	7/27/2017	(151)
EUR5,439	USD6,100	Citibank	7/28/2017	122
SEK172,682	USD20,325	Goldman Sachs	8/3/2017	214
EUR14,702	USD16,481	JPMorgan Chase	8/4/2017	343
GBP25,426	EUR28,875	Bank of America, N.A.	8/4/2017	112
JPY1,655,674	USD14,857	UBS AG	8/4/2017	(113)

98     American Funds Insurance Series

Global Bond Fund

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
NOK31,682	DKK24,600	Citibank	8/9/2017	$11
JPY392,473	USD3,596	Citibank	8/9/2017	(101)
NOK70,523	CHF8,000	Bank of America, N.A.	8/10/2017	89
USD5,959	NZD8,200	Citibank	8/10/2017	(45)
USD9,203	CAD12,000	Goldman Sachs	8/10/2017	(57)
JPY1,310,000	USD11,894	HSBC Bank	8/14/2017	(224)
USD11,444	CNH80,000	Citibank	8/14/2017	(314)
SEK30,059	USD3,464	Barclays Bank PLC	8/17/2017	114
JPY846,335	USD7,628	HSBC Bank	8/23/2017	(85)
USD138,524	JPY15,300,000	Citibank	5/21/2018	255
				$(1,177)

Swap contracts

Interest rate swaps

							Unrealized
						Upfront	(depreciation)
					Value at	payments/	appreciation
		Expiration	Notional		6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)		(000)	(000)	(000)
U.S. EFFR	1.299%	1/31/2018		$450,000	$(14)	$—	$(14)
1.707%	3-month USD-LIBOR	3/16/2019		12,000	29	—	29
1.6505%	3-month USD-LIBOR	3/21/2019		85,000	122	—	123
1.36%	6-month NOK-NIBOR	12/19/2019	NKr	250,000	128	—	128
1.572%	3-month USD-LIBOR	9/16/2020		$10,000	(60)	—	(60)
6.775%	28-day MXN-TIIE	6/20/2022	MXN	280,000	(16)	—	(16)
6.73%	28-day MXN-TIIE	6/20/2022		340,000	(56)	—	(56)
6-month HUF-BUBOR	2.58%	3/31/2027	HUF	2,540,000	(276)	—	(276)
3-month USD-LIBOR	2.52611%	11/24/2045		$17,400	6	—	6
3-month USD-LIBOR	2.535%	11/24/2045		1,100	(2)	—	(2)
3-month USD-LIBOR	2.556%	11/27/2045		10,000	(60)	—	(60)
3-month USD-LIBOR	2.354%	1/29/2046		6,000	221	—	221
3-month USD-LIBOR	2.116%	4/15/2046		2,250	198	—	198
3-month USD-LIBOR	1.909%	10/11/2046		5,750	771	—	771
3-month USD-LIBOR	2.699%	1/31/2047		2,800	(104)	—	(104)
3-month USD-LIBOR	2.659%	2/8/2047		6,000	(170)	—	(170)
3-month USD-LIBOR	2.696%	3/7/2047		4,500	(165)	—	(165)
6-month EURIBOR	1.4162%	3/8/2047		€4,400	150	—	150
6-month EURIBOR	1.4247%	4/28/2047		2,500	80	—	80
						$—	$783

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $14,439,000, which represented .60% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $283,746,000, which represented 11.84% of the net assets of the fund.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

American Funds Insurance Series    99

Global Bond Fund

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH = Chinese yuan renminbi

COP = Colombian pesos

DKK = Danish kroner

EFFR = Federal Funds Effective Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NIBOR = Norwegian Interbank Offered Rate

NOK/NKr = Norwegian kroner

NZD = New Zealand dollars

PLN = Polish zloty

SEK = Swedish kronor

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

100     American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio June 30, 2017	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 93.24%		(000)	(000)
Corporate bonds & notes 92.32%
Energy	American Energy (Permian Basin) 7.125% 2020[1]	$8,045	$6,677
17.72%	Blackstone CQP Holdco LP, 6.50% 2021[1,2]	24,675	24,811
	Cheniere Energy, Inc. 5.13%–7.00% 2024–2027[1]	2,810	2,941
	Chesapeake Energy Corp. 8.00% 2025[1]	7,550	7,503
	Chesapeake Energy Corp. 4.41%–8.00% 2019–2027[1,3]	14,253	14,042
	CONSOL Energy Inc. 5.875% 2022	12,599	12,442
	NGL Energy Partners LP 6.875% 2021	6,640	6,623
	Southwestern Energy Co. 4.10% 2022	7,605	7,125
	Sunoco LP 6.25% 2021	5,950	6,233
	Teekay Corp. 8.50% 2020	11,168	10,233
	Weatherford International PLC 6.75% 2040	7,980	6,903
	Weatherford International PLC 4.50%–9.88% 2021–2042[1]	13,125	12,038
	Other securities		161,409
			278,980

Health care	Centene Corp. 4.75% 2022	7,715	8,091
13.08%	Centene Corp. 4.75%–6.13% 2021–2025	9,130	9,574
	Kinetic Concepts, Inc. 12.50% 2021[1]	7,813	8,829
	Molina Healthcare, Inc. 5.375% 2022	9,615	10,228
	Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,4,5,6,7]	6,351	6,222
	Tenet Healthcare Corp. 4.38%–7.00% 2021–2025[1]	11,832	11,934
	Tenet Healthcare Corp., First Lien 4.50%–6.00% 2020–2021	11,515	12,114
	VPI Escrow Corp. 6.375% 2020[1]	9,690	9,436
	VPI Escrow Corp. 5.625% 2021[1]	1,175	1,066
	VPI Escrow Corp. 6.50%–7.50% 2021–2024[1]	6,615	6,756
	VRX Escrow Corp. 6.125% 2025[1]	18,995	16,146
	VRX Escrow Corp. 5.38%–7.25% 2020–2023[1]	10,960	9,947
	Other securities		95,614
			205,957

Consumer	Cablevision Systems Corp. 6.75% 2021	5,875	6,521
discretionary	Cablevision Systems Corp. 5.50%–7.75% 2018–2027[1]	1,575	1,662
12.04%	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	10,620	11,390
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.91%–5.88% 2024–2027[1]	8,625	9,082
	Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,713	12,697
	iHeartCommunications, Inc. 9.00% 2019	9,685	7,639
	Petsmart, Inc. 5.875% 2025[1]	7,365	7,135
	Petsmart, Inc. 7.13%–8.88% 2023–2025[1]	10,625	9,614
	Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.22% 2022[3,4,5]	3,444	3,207
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	6,525	6,880
	Wynn Macau, Ltd. 5.25% 2021[1]	7,275	7,475
	Other securities		106,178
			189,480

Materials	ArcelorMittal 7.50% 2041	9,555	10,582
11.98%	Cliffs Natural Resources Inc. 8.25% 2020[1]	7,865	8,612
	Cliffs Natural Resources Inc. 5.75% 2025[1]	11,950	11,323
	Cliffs Natural Resources Inc. 6.25% 2040	825	627
	First Quantum Minerals Ltd. 7.00% 2021[1]	10,813	11,137
	First Quantum Minerals Ltd. 7.50% 2025[1]	11,625	11,422
	First Quantum Minerals Ltd. 7.25% 2022–2023[1]	3,575	3,629
	FMG Resources 9.75% 2022[1]	7,555	8,641
	Ryerson Inc. 11.00% 2022[1]	6,901	7,824
	Other securities		114,730
			188,527

American Funds Insurance Series    101

High-Income Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds & notes (continued)
Telecommunication	Altice NV 5.50%–7.50% 2022–2026[1]	$4,385	$4,694
services	Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	5,267	5,386
11.33%	Frontier Communications Corp. 10.50% 2022	6,780	6,483
	Frontier Communications Corp. 8.50%–11.00% 2020–2025	12,912	12,786
	Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)[3,4,5,7]	19,138	18,414
	Neptune Finco Corp. (Altice NV) 6.63%–10.13% 2023–2025[1]	4,450	5,022
	Numericable Group SA 6.00%–7.38% 2022–2026[1]	5,365	5,760
	SoftBank Group Corp. 4.50% 2020[1]	6,225	6,487
	Sprint Corp. 11.50% 2021	5,355	6,881
	Sprint Corp. 6.875% 2028	5,650	6,294
	Sprint Nextel Corp. 7.13%–7.88% 2021–2024	8,320	9,421
	Wind Acquisition SA 7.375% 2021[1]	13,300	13,840
	Windstream Holdings, Inc. 7.75% 2021	8,225	7,773
	Other securities		69,087
			178,328

Information	BMC Software, Inc. 8.125% 2021[1]	8,390	8,728
technology	Gogo Inc. 12.50% 2022[1]	7,850	8,959
7.69%	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 2024[3,4,5]	7,870	8,172
	Solera Holdings, Inc. 10.50% 2024[1]	6,075	7,009
	Unisys Corp. 10.75% 2022[1]	7,325	8,057
	Other securities		80,102
			121,027

Industrials	Associated Materials, LLC 9.00% 2024[1]	8,700	9,309
7.08%	Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	13,613
	Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7]	1,307	1,399
	DAE Aviation Holdings, Inc. 10.00% 2023[1]	6,625	7,370
	Other securities		79,785
			111,476

Utilities	AES Corp. 4.88%–8.00% 2020–2026[1]	19,325	20,979
3.70%	Other securities		37,244
			58,223

Financials	CIT Group Inc. 3.875% 2019	9,335	9,592
3.54%	Other securities		46,101
			55,693

Real estate	Iron Mountain Inc. 5.75% 2024	5,975	6,124
2.10%	Other securities		26,965
			33,089

Consumer staples	Other securities		31,758
2.02%

Municipals	Other securities		594
0.04%	Total corporate bonds & notes		1,453,132

102     American Funds Insurance Series

High-Income Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Other bonds & notes 0.92%
	U.S. Treasury 1.25% 2019[8]	$10,000	$9,978
	Other securities		4,489
			14,467
	Total bonds, notes & other debt instruments (cost: $1,442,832,000)		1,467,599

Convertible bonds 0.37%
Consumer	Other securities		1,747
discretionary
0.11%

Miscellaneous	Other convertible bonds in initial period of acquisition		4,092
0.26%	Total convertible bonds (cost: $5,452,000)		5,839

Convertible stocks 1.07%		Shares
Telecommunication	Frontier Communications Corp., Series A, convertible preferred	10,000	294
services
0.02%

Other	Other securities		4,581
0.29%

Miscellaneous	Other convertible stocks in initial period of acquisition		11,953
0.76%	Total convertible stocks (cost: $20,794,000)		16,828

Common stocks 0.80%
Information	Corporate Risk Holdings I, Inc.[6,9]	218,504	3,402
technology	Other securities		—
0.22%			3,402

Other	Other securities		7,219
0.45%

Miscellaneous	Other common stocks in initial period of acquisition		1,986
0.13%	Total common stocks (cost: $38,036,000)		12,607

Rights & warrants 0.00%
Utilities	Other securities		46
0.00%

Miscellaneous	Other rights & warrants in initial period of acquisition		—
0.00%	Total rights & warrants (cost: $65,000)		46

American Funds Insurance Series    103

High-Income Bond Fund

	Principal amount	Value
Short-term securities 3.95%	(000)	(000)
ExxonMobil Corp. 1.10% due 7/10/2017	$19,700	$19,694
Federal Home Loan Bank 0.85% due 7/14/2017	10,000	9,998
General Electric Co. 1.08% due 7/3/2017	32,400	32,398
Total short-term securities (cost: $62,090,000)		62,090

Total investment securities 99.43% (cost: $1,569,269,000)		1,565,009
Other assets less liabilities 0.57%		8,949
Net assets 100.00%		$1,573,958

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.0745%	11/21/2026	$ 18,600	$267	$—	$267
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	(21)	—	(21)
					$—	$246

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Unrealized
				Value at	Upfront	appreciation
	Pay/	Expiration	Notional	6/30/2017	payments	at 6/30/2017
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$ 62,600	$(4,318)	$(4,467)	$149

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $758,939,000, which represented 48.22% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.
[3]	Coupon rate may change periodically.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $107,360,000, which represented 6.82% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $32,053,000, which represented 2.04% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,469,000, which represented .22% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.

104     American Funds Insurance Series

High-Income Bond Fund

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$24,675	$24,811	1.58%
Other securities	3/10/2010-8/22/2014	13,197	4,239	.26
Total private placement securities		$37,872	$29,050	1.84%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series    105

Mortgage Fund

Summary investment portfolio June 30, 2017	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 97.67%		(000)	(000)
Mortgage-backed obligations 62.02%
Federal agency	Fannie Mae 4.00% 2036[1]	$5,460	$5,803
mortgage-backed	Fannie Mae 4.00% 2047[1]	10,353	10,891
obligations	Fannie Mae 4.00% 2047[1]	3,985	4,192
54.82%	Fannie Mae 4.00%–5.00% 2036–2047[1,2]	2,523	2,660
	Freddie Mac 5.00% 2034[1]	1,816	1,991
	Freddie Mac 4.00% 2036[1]	6,443	6,851
	Freddie Mac 4.00% 2036[1]	1,107	1,169
	Freddie Mac 3.50% 2045[1]	10,635	11,016
	Freddie Mac 4.00% 2047[1,2]	47,854	50,232
	Freddie Mac 4.00% 2047[1]	10,000	10,528
	Freddie Mac 4.00% 2047[1]	9,969	10,501
	Freddie Mac 4.50% 2047[1,2]	3,700	3,963
	Freddie Mac Pool #760014 2.981% 2045[1,3]	3,309	3,405
	Government National Mortgage Assn. 3.75% 2034[1]	1,438	1,510
	Government National Mortgage Assn. 5.50% 2040[1]	2,558	2,862
	Government National Mortgage Assn. 5.00% 2041[1]	1,445	1,552
	Government National Mortgage Assn. 3.50% 2043[1]	2,588	2,703
	Government National Mortgage Assn. 3.50% 2043[1]	1,978	2,064
	Government National Mortgage Assn. 3.50% 2043[1]	1,942	2,013
	Government National Mortgage Assn. 4.25% 2044[1]	1,782	1,905
	Government National Mortgage Assn. 4.00% 2046[1]	1,608	1,668
	Government National Mortgage Assn. 4.00% 2047[1]	13,380	14,098
	Government National Mortgage Assn. 4.00% 2047[1]	4,972	5,248
	Government National Mortgage Assn. 4.50% 2047[1]	5,152	5,484
	Government National Mortgage Assn. 4.737% 2065[1]	1,995	2,102
	Government National Mortgage Assn. 4.62% 2066[1]	2,037	2,184
	Government National Mortgage Assn. 3.50%–6.50% 2038–2066[1]	12,773	13,366
	Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 2056[1]	1,571	1,574
	Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,727	4,793
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	799	820
			189,148

Collateralized mortgage-backed	Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 1.967% 2019[1,3,4]	1,620	1,621
(privately	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,3,4]	2,636	2,663
originated)	Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,4]	2,520	2,556
3.76%	Other securities		6,137
			12,977

Other	Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,502	4,588
mortgage-backed	Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,955
securities	Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,313
3.15%			10,856

Commercial	Other securities		995
mortgage-backed	Total mortgage-backed obligations		213,976
securities
0.29%

Federal agency bonds & notes 18.37%
	Fannie Mae 1.875% 2022	3,000	2,996
	Fannie Mae 2.00% 2022	40,000	40,203
	Federal Home Loan Bank 1.375% 2021	3,000	2,966
	Federal Home Loan Bank 1.875% 2021	10,000	10,034
	United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,184
			63,383

106     American Funds Insurance Series

Mortgage Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
U.S. Treasury bonds & notes 11.90%
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[5,6]	$10,516	$10,449
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 2026[5,6]	4,497	4,529
securities	U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	123	153
8.79%	U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	6,963	6,641
	U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	7,842	8,549
			30,321

U.S. Treasury	U.S. Treasury 1.875% 2022	9,000	8,999
3.11%	U.S. Treasury 1.50%–2.13% 2020–2022	1,744	1,755
			10,754
	Total U.S. Treasury bonds & notes		41,075

Asset-backed obligations 5.32%
	Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,814
	Other securities		16,529
			18,343

Corporate bonds & notes 0.06%
Financials	Other securities		214
0.06%	Total bonds, notes & other debt instruments (cost: $335,741,000)		336,991

Short-term securities 18.17%
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.37% due 11/16/2017	5,000	4,974
	Coca-Cola Co. 1.22% due 12/6/2017[4]	10,000	9,945
	Federal Home Loan Bank 1.00%–1.03% due 10/20/2017–11/10/2017	15,679	15,621
	Freddie Mac 1.02% due 11/20/2017	3,750	3,734
	General Electric Co. 1.08% due 7/3/2017	8,800	8,799
	John Deere Canada ULC 1.16% due 7/25/2017[4]	4,700	4,696
	Mitsubishi UFJ Trust and Banking Corp. 1.35% due 11/16/2017[4]	5,000	4,974
	Private Export Funding Corp. 1.26% due 11/17/2017[4]	5,000	4,975
	Svenska Handelsbanken Inc. 1.28% due 11/29/2017[4]	5,000	4,972
	Total short-term securities (cost: $62,695,000)		62,690

	Total investment securities 115.84% (cost: $398,436,000)		399,681
	Other assets less liabilities (15.84)%		(54,657)
	Net assets 100.00%		$345,024

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,423,000, which represented .41% of the net assets of the fund.

American Funds Insurance Series     107

Mortgage Fund

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[7]	6/30/2017[8]	at 6/30/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
20 Year U.S. Treasury Bond Futures	Long	48	September 2017	$4,800	$7,377	$57
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2017	500	830	11
10 Year Ultra U.S. Treasury Note Futures	Short	17	September 2017	(1,700)	(2,292)	16
5 Year U.S. Treasury Note Futures	Long	2,195	October 2017	219,500	258,650	(626)
30 Day Federal Funds Futures	Long	208	October 2017	86,667	85,629	(5)
						$(547)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	1.1745%	11/1/2017	$1,000,000	$30	$—	$30
U.S. EFFR	1.17865%	11/1/2017	500,000	10	—	10
U.S. EFFR	1.2165%	11/1/2017	700,000	(14)	—	(14)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	310	—	310
3-month USD-LIBOR	1.225%	9/22/2021	11,500	306	—	306
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	361	—	361
3-month USD-LIBOR	2.24%	12/5/2026	10,500	3	—	3
3-month USD-LIBOR	2.27%	12/5/2026	8,500	(20)	—	(20)
3-month USD-LIBOR	3.34%	6/27/2044	3,500	(582)	—	(582)
3-month USD-LIBOR	3.206%	7/31/2044	2,000	(279)	—	(279)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(292)	—	(292)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(431)	—	(431)
3-month USD-LIBOR	2.5055%	1/9/2045	2,000	9	—	9
3-month USD-LIBOR	2.454%	1/15/2045	3,200	49	—	49
3-month USD-LIBOR	2.516%	10/20/2045	2,500	6	—	6
3-month USD-LIBOR	2.525%	10/20/2045	1,500	1	—	1
3-month USD-LIBOR	2.5315%	10/26/2045	4,000	(3)	—	(3)
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	— [9]	—	— [9]
3-month USD-LIBOR	2.4835%	12/3/2045	2,000	19	—	19
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	(30)	—	(30)
3-month USD-LIBOR	2.4095%	1/14/2046	1,500	38	—	38
3-month USD-LIBOR	2.33725%	2/1/2046	5,000	203	—	203
					$—	$(306)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,065,000, which represented 15.96% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,431,000, which represented 2.73% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

108     American Funds Insurance Series

Mortgage Fund

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series     109

Ultra-Short Bond Fund
Investment portfolio June 30, 2017	unaudited

	Principal amount	Value
Short-term securities 100.11%	(000)	(000)
Commercial paper 72.15%
Apple Inc. 1.08% due 8/3/2017[1]	$9,000	$8,991
Australia & New Zealand Banking Group, Ltd. 1.10% due 9/6/2017[1]	5,000	4,988
Bridgestone Americas, Inc. 1.05% due 7/11/2017[1]	8,500	8,497
CAFCO, LLC 1.28% due 10/3/2017[1]	10,000	9,968
Chariot Funding, LLC 1.18% due 7/18/2017[1]	10,000	9,994
Cisco Systems, Inc. 0.98% due 7/12/2017[1]	10,000	9,996
Emerson Electric Co. 1.08% due 8/1/2017[1]	5,500	5,495
ExxonMobil Corp. 1.14% due 9/11/2017	10,000	9,977
Fairway Finance Corp. 1.16% due 8/28/2017[1]	10,000	9,979
John Deere Canada ULC 1.12% due 7/10/2017[1]	8,300	8,297
KfW 0.95% due 7/5/2017[1]	10,000	9,999
Liberty Street Funding Corp. 1.28% due 9/18/2017[1]	10,000	9,972
Microsoft Corp. 0.97% due 7/17/2017[1]	10,000	9,995
Mizuho Bank, Ltd. 1.11% due 7/3/2017[1]	10,000	9,999
National Australia Bank Ltd. 1.14% due 7/24/2017[1]	11,400	11,391
Nestlé Finance International Ltd. 1.14% due 9/7/2017	8,000	7,982
Old Line Funding, LLC 1.02% due 7/17/2017[1]	10,000	9,994
Paccar Financial Corp. 1.12% due 7/28/2017	6,700	6,694
Pfizer Inc. 1.15% due 9/18/2017[1]	10,000	9,975
Prudential Funding, LLC 1.10% due 7/17/2017	10,000	9,995
Simon Property Group, L.P. 1.08% due 8/14/2017[1]	10,000	9,985
Sumitomo Mitsui Banking Corp. 1.15% due 8/1/2017[1]	12,900	12,886
Total Capital Canada Ltd. 1.05% due 8/15/2017[1]	10,000	9,985
United Parcel Service Inc. 1.08% due 7/5/2017[1]	9,000	8,999
		224,033

Federal agency discount notes 24.74%
Fannie Mae 0.80% due 7/17/2017	15,000	14,995
Federal Home Loan Bank 0.64%–0.90% due 7/7/2017–8/1/2017	35,700	35,682
Freddie Mac 0.82%–1.03% due 7/13/2017–11/10/2017	16,300	16,251
International Bank for Reconstruction and Development 0.86% due 7/13/2017	9,900	9,898
		76,826

U.S. Treasury bonds & notes 3.22%
U.S. Treasury Bills 0.90% due 8/24/2017	10,000	9,987
Total short-term securities (cost: $310,858,000)		310,846

Total investment securities 100.11% (cost: $310,858,000)		310,846
Other assets less liabilities (0.11)%		(347)
Net assets 100.00%		$310,499

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $189,386,000, which represented 60.99% of the net assets of the fund.

See Notes to Financial Statements

110     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2017	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 97.12%		(000)	(000)
U.S. Treasury bonds & notes 42.41%
U.S. Treasury	U.S. Treasury 1.125% 2021	$31,950	$31,114
32.16%	U.S. Treasury 1.375% 2021	20,000	19,786
	U.S. Treasury 1.75% 2021[1]	40,540	40,437
	U.S. Treasury 2.00% 2021	46,300	46,638
	U.S. Treasury 2.00% 2021	44,350	44,745
	U.S. Treasury 2.00% 2021	26,500	26,769
	U.S. Treasury 2.125% 2021	23,450	23,774
	U.S. Treasury 2.25% 2021	64,745	65,989
	U.S. Treasury 2.25% 2021	38,000	38,752
	U.S. Treasury 1.75% 2022	198,300	197,138
	U.S. Treasury 1.875% 2022	63,000	62,995
	U.S. Treasury 2.125% 2022	21,970	22,146
	U.S. Treasury 1.50% 2023	26,020	25,333
	U.S. Treasury 2.125% 2023	98,795	99,135
	U.S. Treasury 2.00% 2024	30,000	29,741
	U.S. Treasury 2.875% 2046	23,339	23,504
	U.S. Treasury 3.00% 2047	32,660	33,760
	U.S. Treasury 3.00% 2047	17,140	17,708
	U.S. Treasury 0.75%–6.25% 2019–2030	76,561	77,973
			927,437

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	26,984	26,533
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	85,884	85,334
securities	U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	24,645	28,096
10.25%	U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	32,896	32,337
	U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	21,306	20,320
	U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	68,930	75,144
	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2020–2047[2]	27,968	27,679
			295,443
	Total U.S. Treasury bonds & notes		1,222,880

Mortgage-backed obligations 35.97%
Federal agency	Fannie Mae 3.00% 2036[3]	30,230	30,707
mortgage-backed	Fannie Mae 4.00% 2036[3]	17,031	18,100
obligations	Fannie Mae 3.00% 2037[3]	19,307	19,612
35.32%	Fannie Mae 3.00% 2046[3]	29,492	29,476
	Fannie Mae 4.00% 2047[3,4]	56,000	58,760
	Fannie Mae 4.00% 2047[3]	46,481	48,897
	Fannie Mae 4.00% 2047[3]	25,000	26,300
	Fannie Mae 4.50% 2047[3,4]	64,000	68,645
	Fannie Mae 0%–9.47% 2017–2047[3,4,5]	77,529	81,587
	Freddie Mac 3.50% 2046[3]	57,957	59,791
	Freddie Mac 4.00% 2047[3,4]	84,742	88,953
	Freddie Mac 4.00% 2047[3,4]	75,000	78,870
	Freddie Mac 4.00% 2047[3]	58,200	61,273
	Freddie Mac 0%–5.50% 2023–2045[3,5]	18,081	18,783
	Government National Mortgage Assn. 4.50% 2045[3]	21,214	22,562
	Government National Mortgage Assn. 4.00% 2047[3]	87,804	92,676
	Government National Mortgage Assn. 4.00% 2047[3]	26,264	27,675
	Government National Mortgage Assn. 4.50% 2047[3]	24,310	25,876
	Government National Mortgage Assn. 1.68%–6.64% 2034–2065[3,5]	119,472	125,833
	Other securities		34,048
			1,018,424

American Funds Insurance Series     111

U.S. Government/AAA-Rated Securities Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Other	Fannie Mae 2.72%–3.50% 2022–2024[3,5]	$10,225	$10,676
mortgage-backed	Freddie Mac 1.38%–3.32% 2020–2023[3,5]	8,050	8,102
securities			18,778
0.65%	Total mortgage-backed obligations		1,037,202

Federal agency bonds & notes 18.74%
	Fannie Mae 1.25%–7.13% 2019–2030	31,400	33,110
	Federal Home Loan Bank 1.75% 2018	74,000	74,372
	Federal Home Loan Bank 3.375% 2023	16,715	17,929
	Federal Home Loan Bank 5.50% 2036	600	814
	Freddie Mac 3.75% 2019	12,750	13,265
	Private Export Funding Corp. 1.45%–3.55% 2019–2024	28,840	29,342
	Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,440
	Tennessee Valley Authority 2.88%–5.88% 2027–2060	14,330	15,785
	TVA Southaven 3.846% 2033[3]	1,466	1,489
	U.S. Department of Housing and Urban Development 0.93%–3.70% 2017–2034	91,632	93,759
	United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,935
	United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,310
	United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	44,236
	United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,198
	United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,760	4,540
	United States Agency for International Development, State of Iraq, 2.149% 2022	6,670	6,693
	United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,940
	United States Agency for International Development, Ukraine 1.47%–1.84% 2019–2021	5,855	5,783
	Other securities		5,208
			540,148
	Total bonds, notes & other debt instruments (cost: $2,789,296,000)		2,800,230

Short-term securities 7.09%
	Bank of Montreal 1.30% due 11/22/2017	40,000	39,995
	General Electric Co. 1.08% due 7/3/2017	35,000	34,997
	U.S. Treasury Bills 1.09% due 12/7/2017	90,000	89,580
	Other securities		39,973
	Total short-term securities (cost: $204,540,000)		204,545

	Total investment securities 104.21% (cost: $2,993,836,000)		3,004,775
	Other assets less liabilities (4.21)%		(121,503)
	Net assets 100.00%		$2,883,272

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $25,458,000, which represented .88% of the net assets of the fund) which were acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

112     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[6]	6/30/2017[7]	at 6/30/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year U.S. Treasury Note Futures	Long	1,141	September 2017	$114,100	$143,231	$(1,183)
10 Year Ultra U.S. Treasury Note Futures	Long	179	September 2017	17,900	24,131	(65)
20 Year U.S. Treasury Bond Futures	Short	3	September 2017	(300)	(461)	8
30 Year Ultra U.S. Treasury Bond Futures	Short	115	September 2017	(11,500)	(19,076)	183
5 Year U.S. Treasury Note Futures	Long	14,313	October 2017	1,431,300	1,686,586	(4,366)
2 Year U.S. Treasury Note Futures	Long	700	October 2017	140,000	151,277	(243)
30 Day Federal Funds Futures	Long	1,013	October 2017	422,084	417,031	(23)
90 Day Euro Dollar Futures	Short	1,175	September 2018	(293,750)	(288,727)	(487)
90 Day Euro Dollar Futures	Short	625	December 2018	(156,250)	(153,438)	(321)
						$(6,497)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	1.1745%	11/1/2017	$7,246,700	$217	$—	$217
U.S. EFFR	1.17865%	11/1/2017	3,623,300	72	—	72
U.S. EFFR	1.19125%	11/1/2017	3,075,000	31	—	31
U.S. EFFR	1.201%	11/1/2017	1,565,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017	1,565,000	—	—	—
U.S. EFFR	1.211%	11/1/2017	1,940,000	(39)	—	(39)
U.S. EFFR	1.2165%	11/1/2017	4,800,000	(96)	—	(96)
1.6715%	3-month USD-LIBOR	3/17/2019	223,000	408	—	408
1.654%	3-month USD-LIBOR	3/20/2019	222,000	333	—	333
1.329%	U.S. EFFR	3/27/2019	131,000	(127)	—	(127)
1.32625%	U.S. EFFR	4/5/2019	68,800	(74)	—	(74)
1.34875%	U.S. EFFR	4/5/2019	120,000	(83)	—	(83)
3-month USD-LIBOR	1.5165%	4/19/2019	130,000	146	—	146
3-month USD-LIBOR	1.504%	6/8/2019	60,500	105	—	105
3-month USD-LIBOR	1.5055%	6/8/2019	60,500	103	—	103
1.337%	U.S. EFFR	6/8/2019	121,000	(169)	—	(169)
3-month USD-LIBOR	1.5395%	6/12/2019	60,500	66	—	66
1.367%	U.S. EFFR	6/12/2019	60,500	(51)	—	(51)
3-month USD-LIBOR	1.553%	6/14/2019	60,500	53	—	53
1.37%	U.S. EFFR	6/14/2019	60,500	(48)	—	(48)
3-month USD-LIBOR	1.555%	6/21/2019	60,500	59	—	59
1.362%	U.S. EFFR	6/21/2019	60,500	(60)	—	(60)
3-month USD-LIBOR	1.5445%	6/28/2019	60,500	77	—	77
1.351%	U.S. EFFR	6/28/2019	60,500	(77)	—	(77)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	1,044	—	1,044
3-month USD-LIBOR	1.217%	9/22/2021	60,000	1,616	—	1,616
3-month USD-LIBOR	1.225%	9/22/2021	60,000	1,596	—	1,596
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	133	—	133
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	(120)	—	(120)
3-month USD-LIBOR	2.01215%	2/2/2022	119,000	(524)	—	(524)
3-month USD-LIBOR	2.0025%	2/7/2022	59,000	(233)	—	(233)
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(696)	—	(696)
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	204	—	204
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	466	—	466
2.80%	3-month USD-LIBOR	9/2/2022	280,000	2,576	—	2,576

American Funds Insurance Series     113

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
2.75%	3-month USD-LIBOR	9/2/2022	$280,000	$2,316	$—	$2,316
3-month USD-LIBOR	2.74125%	11/22/2023	15,000	(617)	—	(617)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(6)	—	(6)
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	(15)	—	(15)
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(3,079)	—	(3,079)
3-month USD-LIBOR	1.798%	2/2/2026	35,000	1,121	—	1,121
3-month USD-LIBOR	2.24%	12/5/2026	55,100	16	—	16
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(103)	—	(103)
2.579%	3-month USD-LIBOR	3/14/2027	53,000	1,518	—	1,518
2.333%	3-month USD-LIBOR	3/29/2027	42,000	278	—	278
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(1,920)	—	(1,920)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(2,098)	—	(2,098)
3-month USD-LIBOR	3.34%	6/27/2044	45,000	(7,477)	—	(7,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(2,230)	—	(2,230)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(2,333)	—	(2,333)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(440)	—	(440)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	50	—	50
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	14	—	14
3-month USD-LIBOR	2.7025%	9/10/2045	30,000	(1,105)	—	(1,105)
3-month USD-LIBOR	2.516%	10/20/2045	36,000	91	—	91
3-month USD-LIBOR	2.525%	10/20/2045	24,000	15	—	15
3-month USD-LIBOR	2.5315%	10/26/2045	10,000	(8)	—	(8)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(1)	—	(1)
3-month USD-LIBOR	2.59125%	12/16/2045	9,000	(121)	—	(121)
3-month USD-LIBOR	1.768%	8/17/2046	8,200	1,344	—	1,344
3-month USD-LIBOR	2.3985%	6/9/2047	22,500	643	—	643
2.44345%	3-month USD-LIBOR	6/29/2047	21,000	(390)	—	(390)
					$—	$(7,629)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $69,299,000, which represented 2.40% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

114     American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2017	unaudited

		Value
Growth funds 93.32%	Shares	(000)
American Funds Insurance Series – Growth Fund, Class 1	3,280,267	$229,881
Total growth funds (cost: $228,002,000)		229,881

Short-term securities 6.77%
Government Cash Management Fund	16,661,618	16,662
Total short-term securities (cost: $16,662,000)		16,662

Total investment securities 100.09% (cost: $244,664,000)		246,543
Other assets less liabilities (0.09)%		(216)
Net assets 100.00%		$246,327

Investment in affiliates

American Funds Insurance Series – Growth Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

							Value of
				Net realized	Net unrealized	Dividend	affiliate at
Beginning			Ending	loss	appreciation	income	6/30/2017
shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
2,821,842	603,955	145,530	3,280,267	$ (574)	$ 8,123	$ 365	$ 229,881

See Notes to Financial Statements

American Funds Insurance Series     115

Managed Risk International Fund
Investment portfolio June 30, 2017	unaudited

		Value
Growth funds 94.42%	Shares	(000)
American Funds Insurance Series – International Fund, Class 1	5,939,497	$116,830
Total growth funds (cost: $109,949,000)		116,830

Short-term securities 5.67%
Government Cash Management Fund	7,013,879	7,014
Total short-term securities (cost: $7,014,000)		7,014

Total investment securities 100.09% (cost: $116,963,000)		123,844
Other assets less liabilities (0.09)%		(108)
Net assets 100.00%		$123,736

Investment in affiliates

American Funds Insurance Series – International Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

							Value of
				Net realized	Net unrealized	Dividend	affiliate at
Beginning			Ending	loss	appreciation	income	6/30/2017
shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
5,381,857	791,338	233,698	5,939,497	$ (483)	$ 16,607	$ 397	$ 116,830

See Notes to Financial Statements

116     American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund
Investment portfolio June 30, 2017	unaudited

		Value
Growth-and-income funds 94.65%	Shares	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	24,910,308	$342,268
Total growth-and-income funds (cost: $338,625,000)		342,268

Short-term securities 5.44%
Government Cash Management Fund	19,687,948	19,688
Total short-term securities (cost: $19,688,000)		19,688

Total investment securities 100.09% (cost: $358,313,000)		361,956
Other assets less liabilities (0.09)%		(323)
Net assets 100.00%		$361,633

Investment in affiliates

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

							Value of
				Net realized	Net unrealized	Dividend	affiliate at
Beginning			Ending	loss	appreciation	income	6/30/2017
shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
20,295,700	5,700,424	1,085,816	24,910,308	$ (296)	$ 3,936	$ 1,244	$ 342,268

See Notes to Financial Statements

American Funds Insurance Series     117

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2017	unaudited

		Value
Growth-and-income funds 95.01%	Shares	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,872,003	$176,447
Total growth-and-income funds (cost: $182,552,000)		176,447

Short-term securities 5.07%
Government Cash Management Fund	9,412,597	9,413
Total short-term securities (cost: $9,413,000)		9,413

Total investment securities 100.08% (cost: $191,965,000)		185,860
Other assets less liabilities (0.08)%		(154)
Net assets 100.00%		$185,706

Investment in affiliates

American Funds Insurance Series – Growth-Income Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

							Value of
				Net realized	Net unrealized	Dividend	affiliate at
Beginning			Ending	loss	appreciation	income	6/30/2017
shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
3,415,529	565,019	108,545	3,872,003	$ (554)	$ 4,193	$ 488	$ 176,447

See Notes to Financial Statements

118     American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2017	unaudited

		Value
Asset allocation funds 94.13%	Shares	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	172,084,829	$3,846,096
Total asset allocation funds (cost: $3,739,099,000)		3,846,096

Short-term securities 5.97%
Government Cash Management Fund	244,055,456	244,055
Total short-term securities (cost: $244,055,000)		244,055

Total investment securities 100.10% (cost: $3,983,154,000)		4,090,151
Other assets less liabilities (0.10)%		(3,925)
Net assets 100.00%		$4,086,226

Investment in affiliates

American Funds Insurance Series – Asset Allocation Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

							Value of
				Net realized	Net unrealized	Dividend	affiliate at
Beginning			Ending	gain	appreciation	income	6/30/2017
shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
153,453,622	19,254,736	623,529	172,084,829	$ 1,372	$ 97,975	$ 12,067	$ 3,846,096

See Notes to Financial Statements

American Funds Insurance Series     119

Financial statements

Statements of assets and liabilities at June 30, 2017

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,861,471	$4,010,606	$23,627,714	$8,788,701	$3,130,570
Affiliated issuers	—	25,852	—	—	—
Cash	522	1,412	4,457	81	7,786
Cash denominated in currencies other than U.S. dollars	2,465	130	1,115	2,672	642
Unrealized appreciation on open forward currency contracts	69	275	—	59	183
Receivables for:
Sales of investments	4,174	8,550	18,948	21,757	41,134
Sales of fund’s shares	3,230	1,295	9,536	4,861	3,298
Dividends and interest	14,596	4,318	25,910	16,327	10,630
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Other	102	48	29	433	96
	5,886,629	4,052,486	23,687,709	8,834,891	3,194,339
Liabilities:
Unrealized depreciation on open forward currency contracts	—	561	—	—	39
Payables for:
Purchases of investments	187	10,345	45,536	25,621	35,060
Repurchases of fund’s shares	30,325	3,300	35,223	20,368	1,610
Investment advisory services	2,536	2,353	6,383	3,586	1,863
Services provided by related parties	874	551	3,467	954	295
Trustees’ deferred compensation	67	44	507	217	28
Closed forward currency contracts	—	922	—	—	13
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	1,573	131	3,240	3,527	2,891
Other	517	420	640	1,000	635
	36,079	18,627	94,996	55,273	42,434
Net assets at June 30, 2017	$5,850,550	$4,033,859	$23,592,713	$8,779,618	$3,151,905
Net assets consist of:
Capital paid in on shares of beneficial interest	$3,828,761	$3,294,628	$14,280,881	$7,019,945	$2,613,842
Undistributed (distributions in excess of) net investment income	27,922	9,675	92,306	76,172	3,247
Undistributed (accumulated) net realized gain (loss)	328,168	34,174	1,707,987	217,143	57,659
Net unrealized appreciation (depreciation)	1,665,699	695,382	7,511,539	1,466,358	477,157
Net assets at June 30, 2017	$5,850,550	$4,033,859	$23,592,713	$8,779,618	$3,151,905

Investment securities, at cost:
Unaffiliated issuers	$4,195,893	$3,317,537	$16,116,203	$7,319,843	$2,651,539
Affiliated issuers	—	23,266	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	2,465	130	1,116	2,672	642

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120     American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$8,861,523	$1,905,317	$28,245,732	$1,385,629	$500,195	$24,118,389	$287,156	$12,479,885	$2,410,691
—	—	—	—	—	—	—	—	—
3,653	826	9,219	(631)	227	5,697	164	6,728	1,516
—	2,892	1,750	1,145	42	176	67	5,698	946
—	—	—	—	—	—	167	1,952	4,096

11,968	34,405	46,304	1,862	6,500	375,868	2,342	1,651,319	50,152
1,687	764	12,051	331	277	17,908	666	3,283	5,342
11,191	7,813	31,347	6,945	2,732	81,492	1,362	60,244	19,501
—	—	—	—	—	—	—	—	185
—	—	—	—	—	139	—	393	11
—	—	—	—	—	484	—	1,659	293
25	93	233	49	8	129	17	83	417
8,890,047	1,952,110	28,346,636	1,395,330	509,981	24,600,282	291,941	14,211,244	2,493,150

—	—	—	—	5	—	119	4,449	5,273

2,383	12,999	68,823	13,336	7,613	939,301	1,949	3,693,052	87,634
3,816	1,580	10,079	1,624	162	7,758	29	4,204	824
2,863	984	6,102	674	205	5,222	156	3,239	1,042
812	331	3,122	75	64	1,957	46	934	262
69	21	577	7	1	231	2	106	22
—	—	—	—	—	—	9	—	299
—	—	—	—	—	—	—	1,470	209
—	—	—	—	—	273	—	780	151
—	1,020	374	—	72	4,039	51	—	345
332	159	519	1,246	196	2,184	28	311	413
10,275	17,094	89,596	16,962	8,318	960,965	2,389	3,708,545	96,474
$8,879,772	$1,935,016	$28,257,040	$1,378,368	$501,663	$23,639,317	$289,552	$10,502,699	$2,396,676

$6,601,086	$1,418,581	$20,172,320	$1,270,585	$484,727	$18,507,550	$242,493	$10,362,915	$2,383,849
96,117	28,427	217,613	22,391	1,143	209,787	1,472	112,798	20,272
412,570	126,714	1,189,775	(12,441)	(3,691)	590,837	6,492	(52,014)	(25,858)
1,769,999	361,294	6,677,332	97,833	19,484	4,331,143	39,095	79,000	18,413
$8,879,772	$1,935,016	$28,257,040	$1,378,368	$501,663	$23,639,317	$289,552	$10,502,699	$2,396,676

$7,091,549	$1,543,551	$21,568,511	$1,287,111	$480,715	$19,781,083	$248,124	$12,402,750	$2,392,131
—	—	—	—	—	—	—	—	—
—	2,887	1,750	1,142	42	176	67	5,626	945

American Funds Insurance Series     121

Statements of assets and liabilities at June 30, 2017

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,565,009		$399,681	$310,846	$3,004,775	$16,662
Affiliated issuers	—		—	—	—	229,881
Cash	2,087		1,268	141	5,626	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—	—	—
Receivables for:
Sales of investments	23,105		98,441	—	1,299,112	33
Sales of fund’s shares	166		31	74	710	12
Dividends and interest	24,063		1,178	—	10,370	11
Variation margin on futures contracts	—		6	—	216	—
Variation margin on swap contracts	89		273	—	3,491	—
Other	4		—	—	—	—
	1,614,523		500,878	311,061	4,324,300	246,599
Liabilities:
Payables for:
Purchases of investments	37,730		154,771	—	1,434,167	2
Repurchases of fund’s shares	1,310		518	390	1,014	45
Investment advisory services	635		122	83	823	20
Services provided by related parties	186		17	60	345	199
Trustees’ deferred compensation	53		2	19	60	1
Variation margin on futures contracts	—		412	—	2,983	—
Variation margin on swap contracts	166		5	—	1,584	—
Non-U.S. taxes	5		—	—	—	—
Other	480		7	10	52	5
	40,565		155,854	562	1,441,028	272
Net assets at June 30, 2017	$1,573,958		$345,024	$310,499	$2,883,272	$246,327
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,731,295		$339,619	$310,090	$2,848,473	$230,262
Undistributed (distributions in excess of) net investment income	50,886		2,404	421	22,411	(312)
Undistributed (accumulated) net realized gain (loss)	(204,289)		2,608	—	15,576	14,498
Net unrealized appreciation (depreciation)	(3,934)		393	(12)	(3,188)	1,879
Net assets at June 30, 2017	$1,573,958		$345,024	$310,499	$2,883,272	$246,327

Investment securities, at cost:
Unaffiliated issuers	$1,569,335		$398,436	$310,858	$2,993,836	$16,662
Affiliated issuers	—		—	—	—	228,002
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

122     American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$7,014		$19,688	$9,413	$244,055
116,830		342,268	176,447	3,846,096
—		—	—	—
—		—	—	—
28		18	—	—
82		12	118	8,289
5		14	6	169
—		—	—	—
—		—	—	—
—	*	—	—	—
123,959		362,000	185,984	4,098,609

—		8	107	6,991
112		23	3	772
10		30	15	335
100		295	150	3,016
1		1	1	16
—		—	—	—
—		—	—	—
—		—	—	—
—		10	2	1,253
223		367	278	12,383
$123,736		$361,633	$185,706	$4,086,226

$122,756		$347,062	$184,750	$3,803,412
56		197	(35)	2,234
(5,957)		10,731	7,096	173,583
6,881		3,643	(6,105)	106,997
$123,736		$361,633	$185,706	$4,086,226

$7,014		$19,688	$9,413	$244,055
109,949		338,625	182,552	3,739,099
—		—	—	—

American Funds Insurance Series     123

Statements of assets and liabilities at June 30, 2017

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$1,866,425	$1,526,093	$7,756,995	$4,486,803	$1,840,696
	Shares outstanding	67,412	67,096	110,682	228,103	81,594
	Net asset value per share	$27.69	$22.74	$70.08	$19.67	$22.56
Class 1A:	Net assets	$561	$147	$811	$369	$167
	Shares outstanding	20	7	12	19	7
	Net asset value per share	$27.67	$22.73	$70.03	$19.65	$22.54
Class 2:	Net assets	$3,849,664	$2,446,269	$15,059,300	$4,164,515	$990,023
	Shares outstanding	140,379	110,503	216,397	212,643	44,314
	Net asset value per share	$27.42	$22.14	$69.59	$19.58	$22.34
Class 3:	Net assets			$200,617	$29,834
	Shares outstanding			2,847	1,515
	Net asset value per share			$70.47	$19.70
Class 4:	Net assets	$133,900	$61,350	$574,990	$98,097	$321,019
	Shares outstanding	4,897	2,747	8,341	5,049	14,411
	Net asset value per share	$27.35	$22.33	$68.93	$19.43	$22.28

		High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$741,061	$273,166	$32,502	$1,328,206
	Shares outstanding	70,436	25,725	2,878	108,547
	Net asset value per share	$10.52	$10.62	$11.30	$12.24
Class 1A:	Net assets	$111	$104	$10	$111
	Shares outstanding	11	10	1	9
	Net asset value per share	$10.52	$10.61	$11.30	$12.24
Class 2:	Net assets	$797,660	$62,273	$257,613	$1,486,950
	Shares outstanding	77,013	5,881	23,411	122,821
	Net asset value per share	$10.36	$10.59	$11.00	$12.11
Class 3:	Net assets	$13,052		$3,675	$10,727
	Shares outstanding	1,237		331	875
	Net asset value per share	$10.55		$11.12	$12.26
Class 4:	Net assets	$22,074	$9,481	$16,699	$57,278
	Shares outstanding	1,983	901	1,501	4,724
	Net asset value per share	$11.13	$10.52	$11.12	$12.13
Class P1:	Net assets					$1,322
	Shares outstanding					111
	Net asset value per share					$11.95
Class P2:	Net assets					$245,005
	Shares outstanding					20,616
	Net asset value per share					$11.88

*Amount less than one thousand.

See Notes to Financial Statements

124     American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$5,269,923	$409,724	$14,186,521	$1,066,860	$201,987	$15,067,547	$75,469	$6,409,191	$1,222,013
383,409	27,964	311,300	63,870	20,022	674,106	6,145	590,394	104,285
$13.74	$14.65	$45.57	$16.70	$10.09	$22.35	$12.28	$10.86	$11.72
$161	$11	$450	$17	$75	$1,979	$11	$391	$31
12	1	10	1	7	89	1	36	3
$13.74	$14.65	$45.55	$16.70	$10.08	$22.34	$12.28	$10.85	$11.72
$3,434,403	$1,500,617	$13,333,215	$264,171	$732	$5,349,839	$193,166	$3,971,247	$1,160,083
252,757	102,680	295,740	15,876	73	241,782	15,774	370,598	99,817
$13.59	$14.61	$45.08	$16.64	$10.09	$22.13	$12.25	$10.72	$11.62
		$159,906			$36,628
		3,505			1,638
		$45.62			$22.36
$175,285	$24,664	$576,948	$47,320	$298,869	$3,183,324	$20,906	$121,870	$14,549
12,922	1,704	12,896	2,857	29,679	144,458	1,718	11,361	1,260
$13.56	$14.47	$44.74	$16.56	$10.07	$22.04	$12.17	$10.73	$11.55

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$125	$201	$1,792	$1,466,442
12	17	156	115,455
$10.17	$11.96	$11.45	$12.70
$123,611	$361,432	$183,914	$2,619,784
12,238	30,441	16,138	206,573
$10.10	$11.87	$11.40	$12.68

American Funds Insurance Series     125

Statements of operations for the six months ended June 30, 2017

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$56,592		$27,833	$137,104	$97,141	$29,601
Interest	1,196		1,457	4,798	5,105	6,559
	57,788		29,290	141,902	102,246	36,160
Fees and expenses*:
Investment advisory services	14,558		14,170	37,258	20,281	11,051
Distribution services	4,749		3,060	19,178	5,092	1,550
Insurance administrative services	140		65	645	100	351
Transfer agent services	—	†	— †	1	— †	— †
Administrative services	279		203	1,140	408	156
Reports to shareholders	152		105	626	216	80
Registration statement and prospectus	9		15	45	11	16
Trustees’ compensation	27		20	111	39	15
Auditing and legal	—	†	3	4	4	17
Custodian	344		225	238	674	401
Other	6		44	3	15	20
Total fees and expenses before waivers/reimbursements	20,264		17,910	59,249	26,840	13,657
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—		—	—	—	—
Miscellaneous fee reimbursements	—		—	—	—	—
Total waivers/reimbursements of fees and expenses	—		—	—	—	—
Total fees and expenses after waivers/reimbursements	20,264		17,910	59,249	26,840	13,657
Net investment income (loss)	37,524		11,380	82,653	75,406	22,503
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments
Unaffiliated issuers	329,123		8,706	1,883,619	214,021	184,399
Affiliated issuers	—		(3,537)	—	—	—
Futures contracts	—		—	—	—	—
Forward currency contracts	134		(3,099)	—	(8,385)	(859)
Swap contracts	—		—	—	—	—
Currency transactions	(1,077)		27	(282)	(905)	(1,656)
	328,180		2,097	1,883,337	204,731	181,884
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	586,020		463,321	1,218,360	1,103,867	218,406
Affiliated issuers	—		14,483	—	—	—
Futures contracts	—		—	—	—	—
Forward currency contracts	(290)		(1,672)	—	2,203	134
Swap contracts	—		—	—	—	—
Currency translations	502		81	65	572	(64)
	586,232		476,213	1,218,425	1,106,642	218,476
Net realized gain (loss) and unrealized appreciation (depreciation)	914,412		478,310	3,101,762	1,311,373	400,360
Net increase in net assets resulting from operations	$951,936		$489,690	$3,184,415	$1,386,779	$422,863

See end of statements of operations for footnotes.

See Notes to Financial Statements

126     American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$117,580		$33,520	$257,726	$25,860	$9,573		$160,259	$2,571	$—	$84
1,689		2,408	9,438	1,699	836		95,123	1,163	139,252	33,891
119,269		35,928	267,164	27,559	10,409		255,382	3,734	139,252	33,975

17,382		6,061	35,953	3,690	1,138		30,178	887	19,889	6,109
4,478		1,834	17,289	370	346		10,448	250	5,056	1,438
195		24	671	52	345		3,823	18	136	16
—	†	— †	2	—	—	†	1	— †	1	— †
447		102	1,364	59	23		1,121	13	551	115
170		35	588	12	5		585	3	270	43
153		3	40	17	22		251	4	120	4
44		10	133	6	2		109	1	55	11
1		1	5	1	—		3	1	2	1
57		140	242	118	14		107	15	108	300
2		5	7	2	1		114	10	30	20
22,929		8,215	56,294	4,327	1,896		46,740	1,202	26,218	8,057

—		—	—	—	—		—	—	—	—
—		—	—	—	—		—	—	—	—
—		—	—	—	—		—	—	—	—
22,929		8,215	56,294	4,327	1,896		46,740	1,202	26,218	8,057
96,340		27,713	210,870	23,232	8,513		208,642	2,532	113,034	25,918

380,596		127,997	1,140,134	(1,933)	3,295		592,305	5,873	(18,640)	(10,428)
—		—	—	—	—		—	—	—	—
—		—	—	—	—		1,548	—	19,307	657
—		(157)	—	(143)	(26)		—	(115)	(43,217)	(10,947)
—		—	—	—	—		3,474	—	(1,445)	(918)
(14)		(269)	(223)	(366)	24		(660)	(14)	390	(3,174)
380,582		127,571	1,139,911	(2,442)	3,293		596,667	5,744	(43,605)	(24,810)

25,575		132,297	1,200,176	148,712	23,246		955,474	19,960	217,370	108,647
—		—	—	—	—		—	—	—	—
—		—	—	—	—		104	—	(2,500)	16
—		(147)	—	105	—		—	(53)	(4,424)	4,188
—		—	—	—	—		(2,901)	—	(637)	(339)
38		115	178	128	17		116	28	407	755
25,613		132,265	1,200,354	148,945	23,263		952,793	19,935	210,216	113,267

406,195		259,836	2,340,265	146,503	26,556		1,549,460	25,679	166,611	88,457
$502,535		$287,549	$2,551,135	$169,735	$35,069		$1,758,102	$28,211	$279,645	$114,375

American Funds Insurance Series     127

Statements of operations for the six months ended June 30, 2017

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$783	$—	$—		$—	$365
Interest	56,796	3,282	1,365		29,712	42
	57,579	3,282	1,365		29,712	407
Fees and expenses*:
Investment advisory services	4,128	716	520		5,091	170
Distribution services	1,040	89	362		1,933	283
Insurance administrative services	32	11	17		68	284
Transfer agent services	— †	— †	—	†	— †	— †
Administrative services	89	17	16		151	—
Accounting and administrative services	—	—	—		—	28
Reports to shareholders	33	3	6		54	2
Registration statement and prospectus	3	1	1		6	7
Trustees’ compensation	10	1	1		15	1
Auditing and legal	9	— †	—	†	—	—
Custodian	4	1	1		4	6
Other	19	18	—	†	22	115
Total fees and expenses before waivers/reimbursements	5,367	857	924		7,344	896
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—		—	57
Miscellaneous fee reimbursements	—	—	—		—	125
Total waivers/reimbursements of fees and expenses	—	—	—		—	182
Total fees and expenses after waivers/reimbursements	5,367	857	924		7,344	714
Net investment income (loss)	52,212	2,425	441		22,368	(307)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments
Unaffiliated issuers	30,949	143	—		(1,796)	—
Affiliated issuers	—	—	—		—	(574)
Futures contracts	—	1,927	—		11,432	—
Swap contracts	330	261	—		16,310	—
Currency transactions	(38)	(1)	—		—	—
Capital gain distributions received	—	—	—		—	21,739
	31,241	2,330	—		25,946	21,165
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(2,555)	1,601	(35)		24,528	—
Affiliated issuers	—	—	—		—	8,123
Futures contracts	—	(230)	—		(82)	—
Swap contracts	(676)	(962)	—		(17,657)	—
	(3,231)	409	(35)		6,789	8,123
Net realized gain (loss) and unrealized appreciation (depreciation)	28,010	2,739	(35)		32,735	29,288
Net increase in net assets resulting from operations	$80,222	$5,164	$406		$55,103	$28,981

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

128     American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$397	$1,244		$488	$12,067
21	61		29	749
418	1,305		517	12,816

84	259		131	2,889
140	431		217	3,127
140	432		219	4,815
— †	—	†	— †	—	†
—	—		—	—
26	29		27	68
1	3		2	45
3	16		4	98
1	2		1	18
—	—		—	—
6	6		6	6
42	186		83	342
443	1,364		690	11,408

28	86		44	963
62	190		96	—
90	276		140	963
353	1,088		550	10,445
65	217		(33)	2,371

—	—		—	—
(483)	(296)		(554)	1,372
(506)	—		—	—
—	—		—	—
8	—		—	—
1,333	12,607		11,243	172,372
352	12,311		10,689	173,744

—	—		—	—
16,607	3,936		4,193	97,975
18	—		—	—
—	—		—	—
16,625	3,936		4,193	97,975

16,977	16,247		14,882	271,719
$17,042	$16,464		$14,849	$274,090

American Funds Insurance Series     129

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
Operations:
Net investment income (loss)	$37,524	$43,253	$11,380	$16,207	$82,653	$179,970
Net realized gain (loss)	328,180	182,760	2,097	(26,426)	1,883,337	2,252,045
Net unrealized appreciation (depreciation)	586,232	(192,438)	476,213	93,893	1,218,425	(489,479)
Net increase (decrease) in net assets resulting from operations	951,936	33,575	489,690	83,674	3,184,415	1,942,536
Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,483)	(51,522)	(16,092)	(13,487)	(31,422)	(177,667)
Distributions from net realized gain on investments	(174,096)	(443,911)	—	(724,863)	(2,251,429)	(1,900,853)
Total dividends and distributions paid to shareholders	(179,579)	(495,433)	(16,092)	(738,350)	(2,282,851)	(2,078,520)
Net capital share transactions	(128,527)	134,946	(316,593)	300,027	1,141,399	(111,950)
Total increase (decrease) in net assets	643,830	(326,912)	157,005	(354,649)	2,042,963	(247,934)
Net assets:
Beginning of period	5,206,720	5,533,632	3,876,854	4,231,503	21,549,750	21,797,684
End of period	$5,850,550	$5,206,720	$4,033,859	$3,876,854	$23,592,713	$21,549,750
Undistributed (distributions in excess of) net investment income	$27,922	$(4,119)	$9,675	$14,387	$92,306	$41,075

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
Operations:
Net investment income (loss)	$23,232	$30,357	$8,513	$10,171	$208,642	$356,748
Net realized gain (loss)	(2,442)	(11,768)	3,293	(5,074)	596,667	1,072,096
Net unrealized appreciation (depreciation)	148,945	(534)	23,263	5,120	952,793	360,724
Net increase (decrease) in net assets resulting from operations	169,735	18,055	35,069	10,217	1,758,102	1,789,568
Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,360)	(30,394)	(6,422)	(11,031)	(70,189)	(347,205)
Distributions from net realized gain on investments	—	(4,687)	—	—	(1,069,604)	(465,866)
Total dividends and distributions paid to shareholders	(2,360)	(35,081)	(6,422)	(11,031)	(1,139,793)	(813,071)
Net capital share transactions	109,541	125,599	60,981	175,844	1,973,107	1,700,837
Total increase (decrease) in net assets	276,916	108,573	89,628	175,030	2,591,416	2,677,334
Net assets:
Beginning of period	1,101,452	992,879	412,035	237,005	21,047,901	18,370,567
End of period	$1,378,368	$1,101,452	$501,663	$412,035	$23,639,317	$21,047,901
Undistributed (distributions in excess of) net investment income	$22,391	$1,519	$1,143	$(948)	$209,787	$71,334

See end of statements of changes in net assets for footnote.

See Notes to Financial Statements

130     American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016

$75,406	$107,613	$22,503	$30,850	$96,340	$173,682	$27,713	$37,944	$210,870	$406,211
204,731	174,210	181,884	(49,262)	380,582	340,410	127,571	63,152	1,139,911	1,870,618
1,106,642	486	218,476	165,410	25,613	803,943	132,265	36,088	1,200,354	478,434

1,386,779	282,309	422,863	146,998	502,535	1,318,035	287,549	137,184	2,551,135	2,755,263

(28,350)	(112,086)	(4,703)	(26,290)	(30,871)	(170,997)	(5,647)	(36,671)	(72,640)	(395,167)
(100,923)	(637,485)	—	—	(328,661)	(595,206)	(33,691)	—	(1,807,557)	(2,694,334)
(129,273)	(749,571)	(4,703)	(26,290)	(359,532)	(766,203)	(39,338)	(36,671)	(1,880,197)	(3,089,501)
67,237	439,487	(160,120)	79,376	93,531	1,193,132	(304,804)	114,314	1,492,912	2,214,035
1,324,743	(27,775)	258,040	200,084	236,534	1,744,964	(56,593)	214,827	2,163,850	1,879,797

7,454,875	7,482,650	2,893,865	2,693,781	8,643,238	6,898,274	1,991,609	1,776,782	26,093,190	24,213,393
$8,779,618	$7,454,875	$3,151,905	$2,893,865	$8,879,772	$8,643,238	$1,935,016	$1,991,609	$28,257,040	$26,093,190

$76,172	$29,116	$3,247	$(14,553)	$96,117	$30,648	$28,427	$6,361	$217,613	$79,383

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016

$2,532	$3,667	$113,034	$188,699	$25,918	$49,208	$52,212	$106,342	$2,425	$4,590
5,744	1,518	(43,605)	163,219	(24,810)	(11,548)	31,241	(82,614)	2,330	4,966
19,935	5,219	210,216	(52,479)	113,267	25,290	(3,231)	262,380	409	(1,322)

28,211	10,404	279,645	299,439	114,375	62,950	80,222	286,108	5,164	8,234

—	(3,285)	(60,071)	(197,417)	—	(15,576)	(19,156)	(106,140)	(1,054)	(6,310)
(934)	—	(157,394)	(35,948)	(14,450)	(4,207)	—	—	(2,214)	(3,532)
(934)	(3,285)	(217,465)	(233,365)	(14,450)	(19,783)	(19,156)	(106,140)	(3,268)	(9,842)
10,395	25,497	(448,998)	898,544	48,567	(40,534)	(268,749)	(193,559)	2,723	(117)
37,672	32,616	(386,818)	964,618	148,492	2,633	(207,683)	(13,591)	4,619	(1,725)

251,880	219,264	10,889,517	9,924,899	2,248,184	2,245,551	1,781,641	1,795,232	340,405	342,130
$289,552	$251,880	$10,502,699	$10,889,517	$2,396,676	$2,248,184	$1,573,958	$1,781,641	$345,024	$340,405

$1,472	$(1,060)	$112,798	$59,835	$20,272	$(5,646)	$50,886	$17,830	$2,404	$1,033

American Funds Insurance Series     131

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
Operations:
Net investment income (loss)	$441	$(452)	$22,368	$36,028	$(307)	$731
Net realized gain (loss)	—	—	25,946	9,371	21,165	(560)
Net unrealized appreciation (depreciation)	(35)	(3)	6,789	(5,718)	8,123	6,120
Net increase (decrease) in net assets resulting from operations	406	(455)	55,103	39,681	28,981	6,291
Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(7,654)	(46,049)	(734)	(330)
Distributions from net realized gain on investments	—	—	—	(60,973)	(4,142)	(15,012)
Total dividends and distributions paid to shareholders	—	—	(7,654)	(107,022)	(4,876)	(15,342)
Net capital share transactions	(40,923)	(11,965)	(201,901)	43,179	21,094	64,347
Total increase (decrease) in net assets	(40,517)	(12,420)	(154,452)	(24,162)	45,199	55,296
Net assets:
Beginning of period	351,016	363,436	3,037,724	3,061,886	201,128	145,832
End of period	$310,499	$351,016	$2,883,272	$3,037,724	$246,327	$201,128
Undistributed (distributions in excess of) net investment income	$421	$(20)	$22,411	$7,697	$(312)	$729

*Unaudited.

See Notes to Financial Statements

132     American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016

$65	$884	$217	$4,012	$(33)	$1,562	$2,371	$41,207
352	(4,433)	12,311	5,539	10,689	5,070	173,744	37,559
16,625	1,071	3,936	15,029	4,193	2,438	97,975	148,316

17,042	(2,478)	16,464	24,580	14,849	9,070	274,090	227,082

(900)	(843)	(4,294)	(3,375)	(1,867)	(1,707)	(31,722)	(44,188)
(1,403)	(2,185)	(5,569)	(5,923)	(7,726)	(8,465)	(38,742)	(93,578)
(2,303)	(3,028)	(9,863)	(9,298)	(9,593)	(10,172)	(70,464)	(137,766)
11,392	19,951	63,816	138,529	19,694	39,189	323,620	804,645
26,131	14,445	70,417	153,811	24,950	38,087	527,246	893,961

97,605	83,160	291,216	137,405	160,756	122,669	3,558,980	2,665,019
$123,736	$97,605	$361,633	$291,216	$185,706	$160,756	$4,086,226	$3,558,980

$56	$891	$197	$4,274	$(35)	$1,865	$2,234	$31,585

American Funds Insurance Series     133

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

134     American Funds Insurance Series

Ultra-Short Bond Fund — Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series     135

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

136     American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series     137

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2017 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,741,170	$—	$—	$1,741,170
Consumer discretionary	1,079,024	32,599	—	1,111,623
Health care	813,379	—	—	813,379
Financials	569,702	—	—	569,702
Consumer staples	444,881	—	—	444,881
Industrials	359,346	—	—	359,346
Energy	144,098	—	—	144,098
Materials	111,407	8,898	—	120,305
Telecommunication services	85,633	—	—	85,633
Miscellaneous	291,977	—	—	291,977
Bonds, notes & other debt instruments	—	1,999	—	1,999
Short-term securities	—	177,358	—	177,358
Total	$5,640,617	$220,854	$—	$5,861,471

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$69	$—	$69

*	Securities with a value of $2,454,098,000, which represented 41.95% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$855,368	$14,839	$—	$870,207
Information technology	668,640	—	—	668,640
Health care	644,673	2,626	—	647,299
Industrials	385,813	18,288	—	404,101
Financials	338,845	—	—	338,845
Consumer staples	147,184	—	—	147,184
Materials	139,439	—	—	139,439
Real estate	110,782	—	—	110,782
Energy	93,339	1,355	9,848	104,542
Utilities	87,230	—	—	87,230
Telecommunication services	10,878	6,161	—	17,039
Miscellaneous	191,853	1,563	1,860	195,276
Rights & warrants	651	—	—	651
Bonds, notes & other debt instruments	—	28,120	—	28,120
Short-term securities	—	277,103	—	277,103
Total	$3,674,695	$350,055	$11,708	$4,036,458

138     American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$275	$—	$275
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(561)	—	(561)
Total	$—	$(286)	$—	$(286)

*	Securities with a value of $1,441,058,000, which represented 35.72% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,139,327	$—	$—	$7,139,327
Consumer discretionary	4,901,933	—	—	4,901,933
Health care	3,442,868	—	—	3,442,868
Energy	1,758,064	—	—	1,758,064
Financials	1,732,006	—	—	1,732,006
Industrials	1,446,255	—	—	1,446,255
Consumer staples	547,711	—	—	547,711
Telecommunication services	219,461	—	—	219,461
Other	324,938	—	—	324,938
Miscellaneous	402,317	—	—	402,317
Convertible stocks	—	—	12,276	12,276
Short-term securities	—	1,700,558	—	1,700,558
Total	$21,914,880	$1,700,558	$12,276	$23,627,714

*	Securities with a value of $1,434,478,000, which represented 6.08% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,198,172	$261,259	$—	$1,459,431
Information technology	1,194,960	—	—	1,194,960
Consumer discretionary	1,160,780	—	—	1,160,780
Health care	841,549	—	—	841,549
Consumer staples	727,159	—	—	727,159
Industrials	709,289	—	—	709,289
Utilities	514,170	—	—	514,170
Materials	464,340	—	—	464,340
Energy	333,663	—	—	333,663
Telecommunication services	265,173	—	—	265,173
Real estate	169,869	—	—	169,869
Miscellaneous	86,831	—	—	86,831
Bonds, notes & other debt instruments	—	65,688	—	65,688
Short-term securities	—	795,799	—	795,799
Total	$7,665,955	$1,122,746	$—	$8,788,701

See next page for footnote.

American Funds Insurance Series     139

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$59	$—	$59

*	Securities with a value of $6,567,118,000, which represented 74.80% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$758,557	$—	$—	$758,557
Consumer discretionary	305,448	40,941	—	346,389
Financials	282,536	53,654	—	336,190
Consumer staples	270,766	—	—	270,766
Energy	257,425	12,591	—	270,016
Industrials	197,477	—	—	197,477
Health care	156,011	—	—	156,011
Materials	151,643	2,085	—	153,728
Utilities	85,757	—	—	85,757
Telecommunication services	61,130	—	—	61,130
Real estate	36,777	—	27	36,804
Miscellaneous	133,078	—	—	133,078
Rights & warrants	—	48,361	—	48,361
Bonds, notes & other debt instruments	—	100,959	—	100,959
Short-term securities	—	175,347	—	175,347
Total	$2,696,605	$433,938	$27	$3,130,570

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$183	$—	$183
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(39)	—	(39)
Total	$—	$144	$—	$144

*	Securities with a value of $841,725,000, which represented 26.71% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

140     American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,481,553	$—	$—	$1,481,553
Financials	1,287,642	—	—	1,287,642
Information technology	1,210,398	—	—	1,210,398
Consumer staples	1,158,178	—	—	1,158,178
Industrials	866,684	—	—	866,684
Telecommunication services	669,531	—	—	669,531
Energy	517,820	—	—	517,820
Consumer discretionary	427,223	—	—	427,223
Materials	330,876	—	—	330,876
Utilities	147,983	—	—	147,983
Real estate	40,072	—	—	40,072
Miscellaneous	435,631	—	—	435,631
Short-term securities	—	287,932	—	287,932
Total	$8,573,591	$287,932	$—	$8,861,523

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$429,421	$—	$—	$429,421
Financials	208,557	—	—	208,557
Industrials	192,035	—	—	192,035
Consumer staples	189,662	—	—	189,662
Consumer discretionary	170,603	—	—	170,603
Energy	136,859	—	—	136,859
Health care	135,246	—	—	135,246
Materials	81,888	—	—	81,888
Real estate	69,904	—	—	69,904
Utilities	67,797	—	—	67,797
Telecommunication services	32,609	—	—	32,609
Miscellaneous	69,554	6,491	—	76,045
Rights & warrants	178	—	—	178
Convertible bonds	—	6,821	—	6,821
Bonds, notes & other debt instruments	—	38,353	—	38,353
Short-term securities	—	69,339	—	69,339
Total	$1,784,313	$121,004	$—	$1,905,317

*	Securities with a value of $741,282,000, which represented 38.31% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series     141

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,498,198	$—	$—	$4,498,198
Consumer discretionary	4,231,362	—	—	4,231,362
Health care	4,117,707	—	—	4,117,707
Financials	3,202,666	—	—	3,202,666
Industrials	2,292,789	—	—	2,292,789
Consumer staples	1,956,533	97,914	—	2,054,447
Energy	1,678,819	—	—	1,678,819
Materials	1,322,517	—	—	1,322,517
Real estate	517,877	—	—	517,877
Telecommunication services	506,765	—	—	506,765
Utilities	239,796	—	—	239,796
Mutual funds	132,822	—	—	132,822
Miscellaneous	1,320,207	38,611	—	1,358,818
Convertible stocks	—	5,722	—	5,722
Convertible bonds	—	93,133	—	93,133
Bonds, notes & other debt instruments	—	56,801	—	56,801
Short-term securities	—	1,935,493	—	1,935,493
Total	$26,018,058	$2,227,674	$—	$28,245,732

*	Securities with a value of $1,532,209,000, which represented 5.42% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$195,509	$53,170	$—	$248,679
Consumer staples	141,525	—	2,092	143,617
Industrials	143,296	—	—	143,296
Consumer discretionary	101,120	9,759	—	110,879
Utilities	106,169	—	—	106,169
Information technology	103,140	—	—	103,140
Health care	83,606	—	—	83,606
Energy	63,883	—	—	63,883
Real estate	60,842	—	—	60,842
Telecommunication services	37,867	—	—	37,867
Materials	37,046	—	—	37,046
Miscellaneous	38,208	—	—	38,208
Bonds, notes & other debt instruments	—	40,849	—	40,849
Short-term securities	—	167,548	—	167,548
Total	$1,112,211	$271,326	$2,092	$1,385,629

*	Securities with a value of $781,320,000, which represented 56.68% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

142     American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$70,538	$1,040	$—	$71,578
Consumer staples	63,534	—	—	63,534
Telecommunication services	39,630	—	—	39,630
Energy	37,101	—	—	37,101
Health care	30,239	—	—	30,239
Information technology	24,757	—	—	24,757
Real estate	23,484	—	—	23,484
Industrials	20,433	—	—	20,433
Utilities	19,922	—	—	19,922
Consumer discretionary	18,069	—	—	18,069
Materials	6,178	—	—	6,178
Miscellaneous	10,684	—	—	10,684
Convertible stocks	6,134	—	—	6,134
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	37,554	—	37,554
U.S. Treasury bonds & notes	—	37,460	—	37,460
Corporate bonds & notes	—	22,927	—	22,927
Asset-backed obligations	—	5,117	—	5,117
Short-term securities	—	25,394	—	25,394
Total	$370,703	$129,492	$—	$500,195

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(5)	$—	$(5)

*	Securities with a value of $152,994,000, which represented 30.50% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,321,483	$—	$2,628	$4,324,111
Health care	2,012,092	—	619	2,012,711
Consumer discretionary	1,881,995	—	—	1,881,995
Financials	1,808,282	7,645	—	1,815,927
Consumer staples	1,224,153	—	—	1,224,153
Energy	1,059,504	—	—	1,059,504
Industrials	832,587	1,766	1	834,354
Materials	800,596	1,602	—	802,198
Real estate	279,872	—	—	279,872
Telecommunication services	230,118	—	—	230,118
Utilities	76,630	—	—	76,630
Miscellaneous	335,415	—	—	335,415
Convertible stocks	—	4,426	5,350	9,776
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,967,349	—	2,967,349
Corporate bonds & notes	—	2,278,161	13,147	2,291,308
Mortgage-backed obligations	—	1,341,845	—	1,341,845
Federal agency bonds & notes	—	51,361	—	51,361
Other	—	234,779	—	234,779
Short-term securities	—	2,344,983	—	2,344,983
Total	$14,862,727	$9,233,917	$21,745	$24,118,389

American Funds Insurance Series     143

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$345	$—	$—	$345
Unrealized appreciation on interest rate swaps	—	180	—	180
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,710)	—	(6,710)
Total	$345	$(6,530)	$—	$(6,185)

*	Securities with a value of $591,467,000, which represented 2.50% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$36,294	$—	$—	$36,294
Consumer staples	22,927	—	—	22,927
Industrials	21,446	—	—	21,446
Financials	17,770	1,468	—	19,238
Health care	16,612	—	—	16,612
Consumer discretionary	13,774	—	—	13,774
Materials	12,976	772	—	13,748
Energy	12,648	—	—	12,648
Utilities	6,278	—	—	6,278
Real estate	3,430	—	—	3,430
Telecommunication services	1,804	—	—	1,804
Miscellaneous	13,687	—	—	13,687
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	42,096	—	42,096
U.S. Treasury bonds & notes	—	24,713	—	24,713
Corporate bonds & notes	—	19,854	—	19,854
Mortgage-backed obligations	—	3,413	—	3,413
Asset-backed obligations	—	200	—	200
Short-term securities	—	14,994	—	14,994
Total	$179,646	$107,510	$—	$287,156

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$167	$—	$167
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(119)	—	(119)
Total	$—	$48	$—	$48

*	Securities with a value of $71,519,000, which represented 24.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

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Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,795,603	$457	$3,796,060
Mortgage-backed obligations	—	2,860,076	—	2,860,076
U.S. Treasury bonds & notes	—	2,228,457	—	2,228,457
Bonds & notes of governments & government agencies outside the U.S.	—	699,205	—	699,205
Asset-backed obligations	—	376,981	—	376,981
Municipals	—	186,794	—	186,794
Federal agency bonds & notes	—	12,135	—	12,135
Common stocks	1,049	—	1,095	2,144
Rights & warrants	—	—	71	71
Short-term securities	—	2,317,962	—	2,317,962
Total	$1,049	$12,477,213	$1,623	$12,479,885

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$939	$—	$—	$939
Unrealized appreciation on open forward currency contracts	—	1,952	—	1,952
Unrealized appreciation on interest rate swaps	—	15,160	—	15,160
Liabilities:
Unrealized depreciation on futures contracts	(4,547)	—	—	(4,547)
Unrealized depreciation on open forward currency contracts	—	(4,449)	—	(4,449)
Unrealized depreciation on interest rate swaps	—	(7,336)	—	(7,336)
Total	$(3,608)	$5,327	$—	$1,719

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$309,028	$—	$309,028
Japanese yen	—	218,758	—	218,758
Polish zloty	—	107,838	—	107,838
Mexican pesos	—	82,146	—	82,146
Indian rupees	—	58,380	—	58,380
Malaysian ringgits	—	50,426	—	50,426
British pounds	—	42,138	—	42,138
Norwegian kroner	—	40,554	—	40,554
Australian dollars	—	40,378	—	40,378
Colombian pesos	—	29,310	—	29,310
Danish kroner	—	25,593	—	25,593
Turkish lira	—	24,431	—	24,431
Israeli shekels	—	19,754	—	19,754
Chilean pesos	—	19,736	—	19,736
Canadian dollars	—	14,534	—	14,534
Hungarian forints	—	12,713	—	12,713
U.S. dollars	—	963,589	195	963,784
Other	—	39,430	—	39,430
Convertible stocks	—	143	909	1,052
Common stocks	104	494	402	1,000
Short-term securities	—	309,708	—	309,708
Total	$104	$2,409,081	$1,506	$2,410,691

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$216	$—	$—	$216
Unrealized appreciation on open forward currency contracts	—	4,096	—	4,096
Unrealized appreciation on interest rate swaps	—	1,706	—	1,706
Liabilities:
Unrealized depreciation on futures contracts	(200)	—	—	(200)
Unrealized depreciation on open forward currency contracts	—	(5,273)	—	(5,273)
Unrealized depreciation on interest rate swaps	—	(923)	—	(923)
Total	$16	$(394)	$—	$(378)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,440,254	$12,878	$1,453,132
Other	—	14,467	—	14,467
Convertible bonds	—	5,839	—	5,839
Convertible stocks	8,476	3,163	5,189	16,828
Common stocks	3,052	4,062	5,493	12,607
Rights & warrants	—	—	46	46
Short-term securities	—	62,090	—	62,090
Total	$11,528	$1,529,875	$23,606	$1,565,009

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$267	$—	$267
Unrealized appreciation on credit default swaps	—	149	—	149
Liabilities:
Unrealized depreciation on interest rate swaps	—	(21)	—	(21)
Total	$—	$395	$—	$395

*	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2017 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2017	Level 3[2]	Purchases	Sales	gain[3]	appreciation[3]	Level 3[2]	6/30/2017
Investment securities	$22,631	$47	$258	$(16)	$—	$686	$—	$23,606

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2017								$686

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

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Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2017	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$12,878	Yield to call price	Yield to call	2.5% - 5.0%	Decrease
		Yield analysis	Yield risk premium	100 - 500 bps risk premium	Decrease
Convertible stocks	5,189	Accreted value (stated value increased by accrued dividends)	Payment-in-kind (PIK) dividend rate	N/A	Increase
		Estimated liquidation proceeds	Discount to reflect timing of receipt and amount of proceeds	25% discount	Decrease
Common stocks	5,493	Enterprise valuation	EV/EBITDA multiple	5.0x - 11.5x	Increase
		Arms-length transaction	Arms-length transaction	N/A	N/A
Rights & warrants	46	Net Present Value Model	Discount rate	12% discount	Decrease
	$23,606

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$213,976	$—	$213,976
Federal agency bonds & notes	—	63,383	—	63,383
U.S. Treasury bonds & notes	—	41,075	—	41,075
Asset-backed obligations	—	18,343	—	18,343
Corporate bonds & notes	—	—	214	214
Short-term securities	—	62,690	—	62,690
Total	$—	$399,467	$214	$399,681

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$84	$—	$—	$84
Unrealized appreciation on interest rate swaps	—	1,345	—	1,345
Liabilities:
Unrealized depreciation on futures contracts	(631)	—	—	(631)
Unrealized depreciation on interest rate swaps	—	(1,651)	—	(1,651)
Total	$(547)	$(306)	$—	$(853)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2017, all of the fund’s investment securities were classified as Level 2.

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U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,222,880	$—	$1,222,880
Mortgage-backed obligations	—	1,037,202	—	1,037,202
Federal agency bonds & notes	—	540,148	—	540,148
Short-term securities	—	204,545	—	204,545
Total	$—	$3,004,775	$—	$3,004,775

	Other investments
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$191	$—	$—	$191
Unrealized appreciation on interest rate swaps	—	16,711	—	16,711
Liabilities:
Unrealized depreciation on futures contracts	(6,688)	—	—	(6,688)
Unrealized depreciation on interest rate swaps	—	(24,340)	—	(24,340)
Total	$(6,497)	$(7,629)	$—	$(14,126)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

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Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the

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repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the

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investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

152     American Funds Insurance Series

Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

American Funds Insurance Series     153

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund (dollars in thousands):

			Interest	Credit
			rate	default
	Futures	Forwards	swaps	swaps
Global Growth Fund	Not applicable	$ 5,416	Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	94,919	Not applicable	Not applicable
International Fund	Not applicable	259,198	Not applicable	Not applicable
New World Fund	Not applicable	13,461	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	7,767*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	15,682*	Not applicable	Not applicable
Capital Income Builder	Not applicable	469	Not applicable	Not applicable
Asset Allocation Fund	$ 219,612	Not applicable	$2,097,900	Not applicable
Global Balanced Fund	Not applicable	17,483	Not applicable	Not applicable
Bond Fund	1,612,655	385,299	1,705,816	Not applicable
Global Bond Fund	89,251	519,687	244,046	Not applicable
High-Income Bond Fund	Not applicable	Not applicable	23,513	$33,633
Mortgage Fund	231,062	Not applicable	408,752	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,614,240	Not applicable	6,343,500	Not applicable
Managed Risk International Fund	42,606*	Not applicable	Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

154     American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2017 (dollars in thousands):

Global
			Global	Small
			Growth	Capitalization	International
			Fund	Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities

Futures contracts	Interest	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69	275	59
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
			$69	$275	$59

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	561	—
Forward currency	Currency	Payables for closed forward currency contracts	—	922	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$—	$1,483	$—

Net realized
gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$—	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	134	(3,099)	(8,385)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
			$134	$(3,099)	$(8,385)

Net unrealized
(depreciation)
appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized appreciation (depreciation) on futures contracts	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(290)	(1,672)	2,203
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
			$(290)	$(1,672)	$2,203

See end of tables for footnote.

American Funds Insurance Series     155

				Global	International
			New	Growth	Growth
			World	and Income	and Income
			Fund	Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	183	—	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—

			$183	$—	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	39	—	—
Forward currency	Currency	Payables for closed forward currency contracts	13	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$52	$—	$—

Net realized
loss	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$—	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(859)	(157)	(143)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
			$(859)	$(157)	$(143)

Net unrealized
appreciation
(depreciation)	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized appreciation on futures contracts	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	134	(147)	105
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
			$134	$(147)	$105

156     American Funds Insurance Series

			Capital	Asset	Global
			Income	Allocation	Balanced
			Builder	Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$345	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—	167
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	180	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
			$—	$525	$167

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	5	—	119
Forward currency	Currency	Payables for closed forward currency contracts	—	—	9
Interest rate swaps	Interest	Net unrealized depreciation*	—	6,710	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$5	$6,710	$128

Net realized
gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$1,548	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(26)	—	(115)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	3,474	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
			$(26)	$5,022	$(115)

Net unrealized
appreciation
(depreciation)	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized appreciation on futures contracts	$—	$104	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	—	—	(53)
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	—	(2,901)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
			$—	$(2,797)	$(53)

See end of tables for footnote.

American Funds Insurance Series     157

					High-
				Global	Income
			Bond	Bond	Bond
			Fund	Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$939	$216	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,952	4,096	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	185	—
Interest rate swaps	Interest	Net unrealized appreciation*	15,160	1,706	267
Credit default swaps	Credit	Net unrealized appreciation*	—	—	149
			$18,051	$6,203	$416

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$4,547	$200	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	4,449	5,273	—
Forward currency	Currency	Payables for closed forward currency contracts	—	299	—
Interest rate swaps	Interest	Net unrealized depreciation*	7,336	923	21
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$16,332	$6,695	$21

Net realized
gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$19,307	$657	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(43,217)	(10,947)	—
Interest rate swaps	Interest	Net realized loss on interest rate swaps	(1,445)	(918)	(223)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	553
			$(25,355)	$(11,208)	$330

Net unrealized
(depreciation)
appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized (depreciation) appreciation on futures contracts	$(2,500)	$16	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(4,424)	4,188	—
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(637)	(339)	(181)
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	—	—	(495)
			$(7,561)	$3,865	$(676)

158     American Funds Insurance Series

				U.S.
				Government/	Managed
				AAA-Rated	Risk
			Mortgage	Securities	International
			Fund	Fund	Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$84	$191	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	1,345	16,711	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
			$1,429	$16,902	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$631	$6,688	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	—	—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	1,651	24,340	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$2,282	$31,028	$—

Net realized
gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realize gain on futures contracts	$1,927	$11,432	$—
Futures contracts	Equity	Net realized loss on futures contracts	—	—	(624)
Futures contracts	Currency	Net realized gain on futures contracts	—	—	118
Forward currency	Currency	Net realized gain on forward currency contracts	—	—	—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	261	16,310	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
			$2,188	$27,742	$(506)

Net unrealized
(depreciation)
appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$(230)	$(82)	$—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	—	—	160
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	(142)
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(962)	(17,657)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
			$(1,192)	$(17,739)	$18

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series     159

Collateral — Funds that invest in futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts participate in a collateral program. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2017, if close-out netting was exercised (dollars in thousands):

Global Growth Fund
		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$69	$—	$—	$—	$69

Global Small Capitalization Fund
		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$30	$30	$—	$—	$—
JPMorgan Chase	162	—	—	—	162
UBS AG	83	—	—	—	83
Total	$275	$(30)	$—	$—	$245
Liabilities:
Bank of America, N.A.	$442	$—	$(339)	$—	$103
Citibank	317	(30)	(287)	—	—
Goldman Sachs	480	—	—	—	480
HSBC Bank	244	—	—	—	244
Total	$1,483	$(30)	$(626)	$—	$827

International Fund
		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$59	$—	$—	$—	$59

160     American Funds Insurance Series

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$25	$(21)	$—	$—	$4
Barclays Bank PLC	28	—	—	—	28
Citibank	27	(2)	—	—	25
Goldman Sachs	21	—	—	—	21
JPMorgan Chase	73	(12)	—	—	61
UBS AG	9	—	—	—	9
Total	$183	$(35)	$—	$—	$148
Liabilities:
Bank of America, N.A.	$21	$(21)	$—	$—	$—
Citibank	2	(2)	—	—	—
HSBC Bank	17	—	—	—	17
JPMorgan Chase	12	(12)	—	—	—
Total	$52	$(35)	$—	$—	$17

Capital Income Builder

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$5	$—	$—	$—	$5

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$42	$(33)	$—	$—	$9
Bank of New York Mellon	7	—	—	—	7
Barclays Bank PLC	11	(10)	—	—	1
Citibank	57	(10)	—	—	47
Goldman Sachs	10	(10)	—	—	—
HSBC Bank	5	(5)	—	—	—
JPMorgan Chase	10	(10)	—	—	—
UBS AG	25	(13)	—	—	—
Total	$167	$(91)	$—	$—	$76
Liabilities:
Bank of America, N.A.	$33	$(33)	$—	$—	$—
Barclays Bank PLC	10	(10)	—	—	—
Citibank	10	(10)	—	—	—
Goldman Sachs	13	(10)	—	—	—
HSBC Bank	11	(5)	—	—	3
JPMorgan Chase	38	(10)	—	—	6
UBS AG	13	(13)	—	—	28
Total	$128	$(91)	$—	$—	$37

See end of tables for footnote.

American Funds Insurance Series     161

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$280	$(280)	$—	$—	$—
Barclays Bank PLC	9	—	—	—	9
HSBC Bank	599	—	(400)	—	199
JPMorgan Chase	408	(408)	—	—	—
UBS AG	656	—	(391)	—	265
Total	$1,952	$(688)	$(791)	$—	$—
Liabilities:
Bank of America, N.A.	$561	$(280)	$(281)	$—	$—
Citi	1,504	—	(1,504)	—	—
JPMorgan Chase	2,384	(408)	(1,976)	—	—
Total	$4,449	$(688)	$(3,761)	$—	$—

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$461	$(461)	$—	$—	$—
Barclays Bank PLC	444	—	(353)	—	91
Citibank	1,119	(761)	—	—	358
Goldman Sachs	406	(388)	—	—	18
HSBC Bank	130	(130)	—	—	—
JPMorgan Chase	768	(768)	—	—	—
UBS AG	953	(329)	(573)	—	51
Total	$4,281	$(2,837)	$(926)	$—	$518
Liabilities:
Bank of America, N.A.	$1,636	$(461)	$(1,174)	$—	$1
Citibank	761	(761)	—	—	—
Goldman Sachs	388	(388)	—	—	—
HSBC Bank	1,044	(130)	(914)	—	—
JPMorgan Chase	1,414	(768)	(547)	—	99
UBS AG	329	(329)	—	—	—
Total	$5,572	$(2,837)	$(2,635)	$—	$100

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2017, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

162     American Funds Insurance Series

The funds are not subject to examination by state tax authorities for tax years before 2012. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Global Growth and Income Fund and Growth-Income Fund for tax years before 2010; International Growth and Income Fund for tax years before 2011; Global Balanced Fund for tax years before 2012; Asset Allocation Fund, Bond Fund and Global Bond Fund for tax years before 2014 and High-Income Bond Fund for tax years before 2015. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2016. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration date. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2016:
Undistributed ordinary income	$5,309	$16,070	$87,925	$31,353	$4,686	$69,604
Undistributed long-term capital gain	174,084	—	2,194,931	97,715	—	288,969
Capital loss carryforward:
No expiration	—	(55,253)	—	—	(123,342)	—
As of June 30, 2017:
Gross unrealized appreciation on investment securities	1,723,657	995,883	7,934,845	1,907,042	566,247	1,945,350
Gross unrealized depreciation on investment securities	(67,086)	(213,154)	(588,537)	(426,727)	(107,302)	(142,595)
Net unrealized appreciation (depreciation) on investment securities	1,656,571	782,729	7,346,308	1,480,315	458,945	1,802,755
Cost of investment securities	4,204,900	3,253,729	16,281,406	7,308,386	2,671,625	7,058,768

American Funds Insurance Series     163

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2016:
Undistributed ordinary income	$5,588	$95,174	$2,317	$21	$85,089	$—
Late year ordinary loss deferral*	—	—	—	—	—	(473)
Undistributed long-term capital gain	33,689	1,784,903	—	—	1,054,302	933
Capital loss carryforward:
No expiration	—	—	(12,324)	(6,972)	—	—
As of June 30, 2017:
Gross unrealized appreciation on investment securities	393,064	7,610,076	142,939	31,197	4,922,131	45,605
Gross unrealized depreciation on investment securities	(31,215)	(875,561)	(43,073)	(13,180)	(588,465)	(6,316)
Net unrealized appreciation (depreciation) on investment securities	361,849	6,734,515	99,866	18,017	4,333,666	39,289
Cost of investment securities	1,543,468	21,511,217	1,285,763	482,178	19,784,723	247,867

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2016:
Undistributed ordinary income	$176,002	$14,185	$19,119	$1,751	$—	$7,538
Late year ordinary loss deferral*	—	(9,683)	—	—	—	—
Undistributed long-term capital gain	41,190	267	—	1,475	—	—
Capital loss carryforward:
No expiration	—	—	(170,563)	—	—	(6,295)
Expiring 2017	—	—	(45,026)	—	—	—
	—	—	(215,589)	—	—	(6,295)

As of June 30, 2017:
Gross unrealized appreciation on investment securities	135,012	58,070	38,595	2,810	5	16,247
Gross unrealized depreciation on investment securities	(65,501)	(41,725)	(65,040)	(1,580)	(17)	(13,386)
Net unrealized appreciation (depreciation) on investment securities	69,511	16,345	(26,445)	1,230	(12)	2,861
Cost of investment securities	12,410,374	2,394,346	1,591,454	398,451	310,858	3,001,914

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2016:
Undistributed ordinary income	$729	$891	$4,274	$1,865	$31,585
Undistributed long-term capital gain	4,133	1,396	5,561	7,717	38,638
As of June 30, 2017:
Gross unrealized appreciation on investment securities	—	211	1,764	—	106,941
Gross unrealized depreciation on investment securities	(5,400)	—	—	(10,243)	—
Net unrealized appreciation (depreciation) on investment securities	(5,400)	211	1,764	(10,243)	106,941
Cost of investment securities	251,943	123,633	360,192	196,103	3,983,210

*These deferrals are considered incurred in the subsequent year.

164     American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2017					Year ended December 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$2,246		$55,298	$57,544		$24,109	$126,735	$150,844
Class 1A*	1		16	17
Class 2	3,157		114,893	118,050		44,725	291,772	336,497
Class 4	79		3,889	3,968		945	7,147	8,092
Total	$5,483		$174,096	$179,579		$69,779	$425,654	$495,433

Global Small Capitalization Fund

	Six months ended June 30, 2017					Year ended December 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$6,344		$—	$6,344		$11,807	$273,687	$285,494
Class 1A*	—	†	—	—	†
Class 2	9,528		—	9,528		12,193	433,806	445,999
Class 4	220		—	220		142	6,715	6,857
Total	$16,092		$—	$16,092		$24,142	$714,208	$738,350

Growth Fund

	Six months ended June 30, 2017					Year ended December 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$30,665		$713,987	$744,652		$68,458	$603,135	$671,593
Class 1A*	3		63	66
Class 2	54,612		1,409,266	1,463,878		105,243	1,244,603	1,349,846
Class 3	740		18,484	19,224		1,482	16,336	17,818
Class 4	1,903		53,128	55,031		2,484	36,779	39,263
Total	$87,923		$2,194,928	$2,282,851		$177,667	$1,900,853	$2,078,520

International Fund

	Six months ended June 30, 2017					Year ended December 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$16,895		$49,783	$66,678		$59,237	$296,124	$355,361
Class 1A*	1		3	4
Class 2	14,140		46,642	60,782		51,666	334,251	385,917
Class 3	103		331	434		389	2,445	2,834
Class 4	309		1,066	1,375		794	4,665	5,459
Total	$31,448		$97,825	$129,273		$112,086	$637,485	$749,571

See end of tables for footnotes.

American Funds Insurance Series     165

New World Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total				Total
	Ordinary		Long-term		dividends		Ordinary	Long-term	dividends
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$3,080		$—		$3,080		$17,725	$—	$17,725
Class 1A*	—	†	—		—	†
Class 2	1,283		—		1,283		7,100	—	7,100
Class 4	340		—		340		1,465	—	1,465
Total	$4,703		$—		$4,703		$26,290	$—	$26,290

Blue Chip Income and Growth Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$42,318		$170,748		$213,066		$137,434	$292,079	$429,513
Class 1A*	2		5		7
Class 2	26,549		113,013		139,562		92,301	236,696	328,997
Class 4	1,292		5,605		6,897		2,759	4,934	7,693
Total	$70,161		$289,371		$359,532		$232,494	$533,709	$766,203

Global Growth and Income Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total
					dividends and				Total
	Ordinary		Long-term		distributions		Ordinary	Long-term	dividends
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$1,322		$7,109		$8,431		$11,131	$—	$11,131
Class 1A*	—	†	—	†	—	†
Class 2	4,262		26,178		30,440		25,283	—	25,283
Class 4	63		404		467		257	—	257
Total	$5,647		$33,691		$39,338		$36,671	$—	$36,671

Growth-Income Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$50,076		$884,958		$935,034		$263,296	$1,172,060	$1,435,356
Class 1A*	1		16		17
Class 2	43,011		853,292		896,303		250,881	1,329,722	1,580,603
Class 3	528		10,140		10,668		3,141	16,262	19,403
Class 4	1,662		36,513		38,175		8,305	45,834	54,139
Total	$95,278		$1,784,919		$1,880,197		$525,623	$2,563,878	$3,089,501

166     American Funds Insurance Series

International Growth and Income Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
									Total
					Total				dividends and
	Ordinary		Long-term		dividends		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$1,924		$—		$1,924		$23,268	$3,458	$26,726
Class 1A*	—	†	—		—	†
Class 2	382		—		382		6,231	1,080	7,311
Class 4	54		—		54		895	149	1,044
Total	$2,360		$—		$2,360		$30,394	$4,687	$35,081

Capital Income Builder

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total				Total
	Ordinary		Long-term		dividends		Ordinary	Long-term	dividends
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$2,810		$—		$2,810		$4,372	$—	$4,372
Class 1A*	1		—		1
Class 2	7		—		7		2	—	2
Class 4	3,604		—		3,604		6,657	—	6,657
Total	$6,422		$—		$6,422		$11,031	$—	$11,031

Asset Allocation Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$56,922		$666,425		$723,347		$229,739	$280,306	$510,045
Class 1A*	6		70		76
Class 2	18,277		241,077		259,354		81,019	120,303	201,322
Class 3	130		1,646		1,776		580	860	1,440
Class 4	10,033		145,207		155,240		38,591	61,673	100,264
Total	$85,368		$1,054,425		$1,139,793		$349,929	$463,142	$813,071

Global Balanced Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total				Total
	Ordinary		Long-term		distributions		Ordinary	Long-term	dividends
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$—		$243		$243		$939	$—	$939
Class 1A*	—		—	†	—	†
Class 2	—		628		628		2,225	—	2,225
Class 4	—		63		63		121	—	121
Total	$—		$934		$934		$3,285	$—	$3,285

See end of tables for footnotes.

American Funds Insurance Series     167

Bond Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$110,298		$25,594		$135,892		$138,255	$11,305	$149,560
Class 1A*	6		1		7
Class 2	64,031		15,280		79,311		74,576	7,465	82,041
Class 4	1,814		441		2,255		1,614	150	1,764
Total	$176,149		$41,316		$217,465		$214,445	$18,920	$233,365

Global Bond Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
									Total
					Total				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$7,194		$103		$7,297		$10,101	$872	$10,973
Class 1A*	—	†	—	†	—	†
Class 2	6,965		100		7,065		7,811	923	8,734
Class 4	87		1		88		68	8	76
Total	$14,246		$204		$14,450		$17,980	$1,803	$19,783

High-Income Bond Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total				Total
	Ordinary		Long-term		dividends		Ordinary	Long-term	dividends
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$9,084		$—		$9,084		$57,104	$—	$57,104
Class 1A*	1		—		1
Class 2	9,562		—		9,562		47,007	—	47,007
Class 3	156		—		156		746	—	746
Class 4	353		—		353		1,283	—	1,283
Total	$19,156		$—		$19,156		$106,140	$—	$106,140

Mortgage Fund

	Six months ended June 30, 2017						Year ended December 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$1,450		$1,186		$2,636		$7,780	$152	$7,932
Class 1A*	—	†	—	†	—	†
Class 2	291		262		553		1,648	35	1,683
Class 4	40		39		79		222	5	227
Total	$1,781		$1,487		$3,268		$9,650	$192	$9,842

168     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2017					Year ended December 31, 2016
								Total
				Total				dividends and
	Ordinary		Long-term	dividends		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class 1	$3,834		$—	$3,834		$44,429	$7,982	$52,411
Class 1A*	—	†	—	—	†
Class 2	3,682		—	3,682		43,530	8,728	52,258
Class 3	27		—	27		307	60	367
Class 4	111		—	111		1,615	371	1,986
Total	$7,654		$—	$7,654		$89,881	$17,141	$107,022

Managed Risk Growth Fund

	Six months ended June 30, 2017					Year ended December 31, 2016
				Total				Total
				dividends and				dividends and
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$7		$22	$29		$3	$57	$60
Class P2	727		4,120	4,847		327	14,955	15,282
Total	$734		$4,142	$4,876		$330	$15,012	$15,342

Managed Risk International Fund

	Six months ended June 30, 2017					Year ended December 31, 2016
				Total				Total
				dividends and				dividends and
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$1		$2	$3		$2	$4	$6
Class P2	899		1,401	2,300		841	2,181	3,022
Total	$900		$1,403	$2,303		$843	$2,185	$3,028

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2017					Year ended December 31, 2016
				Total				Total
				dividends and				dividends and
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$2		$3	$5		$5	$8	$13
Class P2	4,292		5,566	9,858		3,370	5,915	9,285
Total	$4,294		$5,569	$9,863		$3,375	$5,923	$9,298

Managed Risk Growth-Income Fund

	Six months ended June 30, 2017					Year ended December 31, 2016
				Total				Total
				dividends and				dividends and
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$19		$73	$92		$15	$64	$79
Class P2	1,848		7,653	9,501		1,692	8,401	10,093
Total	$1,867		$7,726	$9,593		$1,707	$8,465	$10,172

See end of tables for footnotes.

American Funds Insurance Series     169

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$11,454	$13,811	$25,265	$16,330	$29,417	$45,747
Class P2	20,268	24,931	45,199	27,858	64,161	92,019
Total	$31,722	$38,742	$70,464	$44,188	$93,578	$137,766

*	Class 1A shares began investment operations on January 6, 2017.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2017, total investment advisory services fees waived by CRMC were $1,178,000.

170     American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
			Net asset level		period ended	period ended
	Rates		(in billions)		June 30,	June 30,
	Beginning	Ending		In excess	2017,	2017,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.523%	.523%
Global Small Capitalization Fund	.800	.635	.6	5.0	.698	.698
Growth Fund	.500	.280	.6	34.0	.327	.327
International Fund	.690	.430	.5	21.0	.498	.498
New World Fund	.850	.620	.5	2.5	.707	.707
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.389	.389
Global Growth and Income Fund	.690	.480	.6	3.0	.593	.593
Growth-Income Fund	.500	.219	.6	34.0	.264	.264
International Growth and Income Fund	.690	.530	.5	1.0	.622	.622
Capital Income Builder Fund	.500		all		.500	.500
Asset Allocation Fund	.500	.240	.6	21.0	.269	.269
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.330	.6	8.0	.361	.361
Global Bond Fund	.570	.450	1.0	3.0	.530	.530
High-Income Bond Fund	.500	.420	.6	2.0	.465	.465
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.338	.338
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an

American Funds Insurance Series     171

annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for each of the managed risk funds. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2017, total expenses reimbursed by CRMC were $473,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$89
Class 1A*	$—	$—	†	—	†
Class 2	4,609	Not applicable		184
Class 4	140	140		6
Total class-specific expenses	$4,749	$140		$279

Global Small Capitalization Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$81
Class 1A*	$—	$—	†	—	†
Class 2	2,995	Not applicable		120
Class 4	65	65		2
Total class-specific expenses	$3,060	$65		$203

Growth Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$370
Class 1A*	$—	$—	†	—	†
Class 2	18,358	Not applicable		734
Class 3	175	Not applicable		10
Class 4	645	645		26
Total class-specific expenses	$19,178	$645		$1,140

International Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$203
Class 1A*	$—	$—	†	—	†
Class 2	4,966	Not applicable		199
Class 3	26	Not applicable		2
Class 4	100	100		4
Total class-specific expenses	$5,092	$100		$408

New World Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$94
Class 1A*	$—	$—	†	—	†
Class 2	1,199	Not applicable		48
Class 4	351	351		14
Total class-specific expenses	$1,550	$351		$156

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$268
Class 1A*	$—	$—	†	—	†
Class 2	4,283	Not applicable		171
Class 4	195	195		8
Total class-specific expenses	$4,478	$195		$447

172     American Funds Insurance Series

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$29
Class 1A*	$—	$—	—
Class 2	1,810	Not applicable	72
Class 4	24	24	1
Total class-specific expenses	$1,834	$24	$102

Growth-Income Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$670
Class 1A*	$—	$—	†	—	†
Class 2	16,474	Not applicable		659
Class 3	144	Not applicable		8
Class 4	671	671		27
Total class-specific expenses	$17,289	$671		$1,364

International Growth and Income Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$44
Class 1A*	$—	$—	†	—	†
Class 2	318	Not applicable		13
Class 4	52	52		2
Total class-specific expenses	$370	$52		$59

Capital Income Builder

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$9
Class 1A*	$—	$ —	†	—	†
Class 2	1	Not applicable		—	†
Class 4	345	345		14
Total class-specific expenses	$346	$345		$23

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$702
Class 1A*	$—	$1	—	†
Class 2	6,593	Not applicable	264
Class 3	33	Not applicable	2
Class 4	3,822	3,822	153
Total class-specific expenses	$10,448	$3,823	$1,121

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$3
Class 1A*	$—	$—	—
Class 2	232	Not applicable	9
Class 4	18	18	1
Total class-specific expenses	$250	$18	$13

Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$349
Class 1A*	$—	$—	†	—	†
Class 2	4,920	Not applicable		197
Class 4	136	136		5
Total class-specific expenses	$5,056	$136		$551

Global Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$58
Class 1A*	$—	$—	†	—	†
Class 2	1,422	Not applicable		57
Class 4	16	16		—	†
Total class-specific expenses	$1,438	$16		$115

High-Income Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$47
Class 1A*	$—	$—	†	—	†
Class 2	996	Not applicable		40
Class 3	12	Not applicable		1
Class 4	32	32		1
Total class-specific expenses	$1,040	$32		$89

See end of tables for footnotes.

American Funds Insurance Series     173

Mortgage Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$14
Class 1A*	$—	$—	†	—	†
Class 2	78	Not applicable		3
Class 4	11	11		—
Total class-specific expenses	$89	$11		$17

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$2
Class 1A*	$—	$—	—
Class 2	341	Not applicable	13
Class 3	4	Not applicable	—
Class 4	17	17	1
Total class-specific expenses	$362	$17	$16

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$73
Class 1A*	$—	$—	†	—	†
Class 2	1,856	Not applicable		74
Class 3	9	Not applicable		1
Class 4	68	68		3
Total class-specific expenses	$1,933	$68		$151

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$1
Class P2	$283	283
Total class-specific expenses	$283	$284

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$—	†
Class P2	$140	140
Total class-specific expenses	$140	$140

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$—	†
Class P2	$431	432
Total class-specific expenses	$431	$432

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$2
Class P2	$217	217
Total class-specific expenses	$217	$219

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services

Class P1	Not applicable	$1,688
Class P2	$3,127	3,127
Total class-specific expenses	$3,127	$4,815

*	Class 1A shares began investment operations on January 6, 2017.
†	Amount less than one thousand.

174     American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of		Total trustees’
	Current fees	deferred amounts		compensation
Global Growth Fund	$19	$8		$27
Global Small Capitalization Fund	14	6		20
Growth Fund	80	31		111
International Fund	28	11		39
New World Fund	11	4		15
Blue Chip Income and Growth Fund	32	12		44
Global Growth and Income Fund	7	3		10
Growth-Income Fund	96	37		133
International Growth and Income Fund	4	2		6
Capital Income Builder	1	1		2
Asset Allocation Fund	78	31		109
Global Balanced Fund	1	—	*	1
Bond Fund	40	15		55
Global Bond Fund	8	3		11
High-Income Bond Fund	7	2		9
Mortgage Fund	1	—	*	1
Ultra-Short Bond Fund	1	—	*	1
U.S. Government/AAA-Rated Securities Fund	11	4		15
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	2	—	*	2
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	13	5		18

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of June 30, 2017 (dollars in thousands):

	Purchases	Sales
Global Small Capitalization Fund	$15,273	$105,787
International Fund	68,017	31,582
Blue Chip Income and Growth Fund	67,182	170,978

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2017.

American Funds Insurance Series     175

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of				Net (decrease)
	Sales[1]		dividends and distributions		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$89,305	3,373	$57,544	2,074	$(157,017)	(5,802)	$(10,168)	(355)
Class 1A2	538	19	16	1	(1)	— [3]	553	20
Class 2	29,976	1,163	118,050	4,296	(292,351)	(11,106)	(144,325)	(5,647)
Class 4	26,902	1,016	3,969	145	(5,458)	(208)	25,413	953
Total net increase (decrease)	$146,721	5,571	$179,579	6,516	$(454,827)	(17,116)	$(128,527)	(5,029)

Year ended December 31, 2016
Class 1	$214,321	8,771	$150,842	6,520	$(225,629)	(9,136)	$139,534	6,155
Class 2	98,924	4,087	336,499	14,694	(451,495)	(18,489)	(16,072)	292
Class 4	31,776	1,313	8,092	354	(28,384)	(1,172)	11,484	495
Total net increase (decrease)	$345,021	14,171	$495,433	21,568	$(705,508)	(28,797)	$134,946	6,942

Global Small Capitalization Fund

			Reinvestments of					Net (decrease)
	Sales[1]		dividends and distributions			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$78,076	3,560	$6,317	277		$(280,989)	(12,408)	$(196,596)	(8,571)
Class 1A2	141	7	—	—	[3]	— [3]	— [3]	141	7
Class 2	15,219	726	9,527	429		(158,031)	(7,414)	(133,285)	(6,259)
Class 4	15,135	704	220	9		(2,208)	(103)	13,147	610
Total net increase (decrease)	$108,571	4,997	$16,064	715		$(441,228)	(19,925)	$(316,593)	(14,213)

Year ended December 31, 2016
Class 1	$161,105	7,595	$285,447	14,932		$(368,707)	(16,753)	$77,845	5,774
Class 2	54,521	2,619	445,999	23,986		(293,447)	(14,137)	207,073	12,468
Class 4	16,563	792	6,857	365		(8,311)	(402)	15,109	755
Total net increase (decrease)	$232,189	11,006	$738,303	39,283		$(670,465)	(31,292)	$300,027	18,997

176     American Funds Insurance Series

Growth Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$282,329	3,905	$742,365	10,520		$(491,403)	(6,732)	$533,291	7,693
Class 1A2	802	11	66	1		(5)	— [3]	863	12
Class 2	116,105	1,603	1,463,878	20,888		(1,084,545)	(14,970)	495,438	7,521
Class 3	275	4	19,224	271		(10,062)	(137)	9,437	138
Class 4	68,757	954	55,030	793		(21,417)	(300)	102,370	1,447
Total net increase (decrease)	$468,268	6,477	$2,280,563	32,473		$(1,607,432)	(22,139)	$1,141,399	16,811

Year ended December 31, 2016
Class 1	$458,166	7,079	$669,418	10,693		$(964,251)	(14,691)	$163,333	3,081
Class 2	177,712	2,745	1,349,846	21,732		(1,859,064)	(28,538)	(331,506)	(4,061)
Class 3	1,102	18	17,818	284		(27,723)	(425)	(8,803)	(123)
Class 4	75,062	1,167	39,264	638		(49,300)	(768)	65,026	1,037
Total net increase (decrease)	$712,042	11,009	$2,076,346	33,347		$(2,900,338)	(44,422)	$(111,950)	(66)

International Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$383,721	20,353	$66,548	3,387		$(240,741)	(12,822)	$209,528	10,918
Class 1A2	361	19	4	—	[3]	— [3]	— [3]	365	19
Class 2	85,351	4,660	60,782	3,107		(308,160)	(16,553)	(162,027)	(8,786)
Class 3	159	9	434	22		(1,871)	(101)	(1,278)	(70)
Class 4	24,587	1,324	1,376	71		(5,314)	(287)	20,649	1,108
Total net increase (decrease)	$494,179	26,365	$129,144	6,587		$(556,086)	(29,763)	$67,237	3,189

Year ended December 31, 2016
Class 1	$502,624	29,474	$355,240	22,171		$(416,969)	(24,055)	$440,895	27,590
Class 2	190,542	11,247	385,917	24,231		(598,017)	(34,790)	(21,558)	688
Class 3	122	7	2,834	177		(5,902)	(343)	(2,946)	(159)
Class 4	25,077	1,477	5,458	345		(7,439)	(436)	23,096	1,386
Total net increase (decrease)	$718,365	42,205	$749,449	46,924		$(1,028,327)	(59,624)	$439,487	29,505

New World Fund

			Reinvestments of					Net (decrease)
	Sales[1]		dividends			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$126,934	5,828	$3,072	136		$(287,145)	(12,786)	$(157,139)	(6,822)
Class 1A2	163	7	—	—	[3]	— [3]	— [3]	163	7
Class 2	123,916	5,750	1,283	57		(173,508)	(8,085)	(48,309)	(2,278)
Class 4	53,144	2,480	340	15		(8,319)	(389)	45,165	2,106
Total net increase (decrease)	$304,157	14,065	$4,695	208		$(468,972)	(21,260)	$(160,120)	(6,987)

Year ended December 31, 2016
Class 1	$343,390	17,604	$17,686	901		$(250,303)	(12,858)	$110,773	5,647
Class 2	51,238	2,661	7,100	365		(149,682)	(7,790)	(91,344)	(4,764)
Class 4	71,177	3,754	1,465	75		(12,695)	(670)	59,947	3,159
Total net increase (decrease)	$465,805	24,019	$26,251	1,341		$(412,680)	(21,318)	$79,376	4,042

See end of tables for footnotes.

American Funds Insurance Series    177

Blue Chip Income and Growth Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$345,090	24,688	$211,819		15,371		$(475,150)	(33,513)	$81,759	6,546
Class 1A2	168	12	7		1		(10)	(1)	165	12
Class 2	27,058	1,962	139,561		10,239		(197,271)	(14,224)	(30,652)	(2,023)
Class 4	49,953	3,614	6,897		507		(14,591)	(1,051)	42,259	3,070
Total net increase (decrease)	$422,269	30,276	$358,284		26,118		$(687,022)	(48,789)	$93,531	7,605

Year ended December 31, 2016
Class 1	$986,168	74,990	$426,031		33,628		$(260,962)	(20,029)	$1,151,237	88,589
Class 2	42,572	3,274	328,996		26,334		(424,524)	(32,897)	(52,956)	(3,289)
Class 4	105,759	8,137	7,693		611		(18,601)	(1,441)	94,851	7,307
Total net increase (decrease)	$1,134,499	86,401	$762,720		60,573		$(704,087)	(54,367)	$1,193,132	92,607

Global Growth and Income Fund

			Reinvestments of						Net (decrease)
	Sales[1]		dividends and distributions				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1[2]	$43,654	3,156	$7,982		546		$(289,329)	(19,613)	$(237,693)	(15,911)
Class 1A	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	11,144	809	30,440		2,091		(115,651)	(8,266)	(74,067)	(5,366)
Class 4	8,243	584	467		33		(1,764)	(126)	6,946	491
Total net increase (decrease)	$63,051	4,550	$38,889		2,670		$(406,744)	(28,005)	$(304,804)	(20,785)

Year ended December 31, 2016
Class 1	$292,208	23,201	$10,481		808		$(49,576)	(3,887)	$253,113	20,122
Class 2	25,520	2,043	25,283		1,955		(199,986)	(15,865)	(149,183)	(11,867)
Class 4	12,357	989	257		20		(2,230)	(180)	10,384	829
Total net increase (decrease)	$330,085	26,233	$36,021		2,783		$(251,792)	(19,932)	$114,314	9,084

Growth-Income Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$885,451	18,923	$932,415		20,385		$(538,378)	(11,476)	$1,279,488	27,832
Class 1A2	452	10	17		—	[3]	(3)	— [3]	466	10
Class 2	71,012	1,527	896,303		19,808		(825,238)	(17,743)	142,077	3,592
Class 3	232	5	10,668		233		(11,221)	(239)	(321)	(1)
Class 4	56,549	1,226	38,175		850		(23,522)	(509)	71,202	1,567
Total net increase (decrease)	$1,013,696	21,691	$1,877,578		41,276		$(1,398,362)	(29,967)	$1,492,912	33,000

Year ended December 31, 2016
Class 1	$1,364,357	31,261	$1,429,866		34,358		$(830,642)	(18,888)	$1,963,581	46,731
Class 2	142,903	3,288	1,580,603		38,422		(1,561,195)	(35,880)	162,311	5,830
Class 3	1,293	30	19,402		467		(23,792)	(543)	(3,097)	(46)
Class 4	72,892	1,695	54,139		1,325		(35,791)	(829)	91,240	2,191
Total net increase (decrease)	$1,581,445	36,274	$3,084,010		74,572		$(2,451,420)	(56,140)	$2,214,035	54,706

178    American Funds Insurance Series

International Growth and Income Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$170,779	10,248	$1,924		116		$(51,629)	(3,183)	$121,074	7,181
Class 1A2	15	1	—	[3]	—	[3]	—	—	15	1
Class 2	4,036	261	383		23		(20,376)	(1,299)	(15,957)	(1,015)
Class 4	5,798	368	53		3		(1,442)	(92)	4,409	279
Total net increase (decrease)	$180,628	10,878	$2,360		142		$(73,447)	(4,574)	$109,541	6,446

Year ended December 31, 2016
Class 1	$105,994	7,226	$26,726		1,853		$(5,982)	(396)	$126,738	8,683
Class 2	17,101	1,182	7,312		508		(30,910)	(2,088)	(6,497)	(398)
Class 4	8,076	551	1,044		73		(3,762)	(258)	5,358	366
Total net increase (decrease)	$131,171	8,959	$35,082		2,434		$(40,654)	(2,742)	$125,599	8,651

Capital Income Builder

			Reinvestments of
	Sales[1]		dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$36,029	3,673	$2,810		282		$(3,569)	(367)	$35,270	3,588
Class 1A2	73	7	1		—	[3]	— [3]	— [3]	74	7
Class 2	569	58	7		1		(10)	(1)	566	58
Class 4	31,567	3,215	3,604		363		(10,100)	(1,029)	25,071	2,549
Total net increase (decrease)	$68,238	6,953	$6,422		646		$(13,679)	(1,397)	$60,981	6,202

Year ended December 31, 2016
Class 1	$95,122	9,946	$4,372		458		$(23,129)	(2,439)	$76,365	7,965
Class 2	144	15	2		—		(2)	—	144	15
Class 4	113,152	11,813	6,657		699		(20,474)	(2,162)	99,335	10,350
Total net increase (decrease)	$208,418	21,774	$11,031		1,157		$(43,605)	(4,601)	$175,844	18,330

Asset Allocation Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$1,223,552	53,798	$723,346		32,207		$(270,322)	(11,893)	$1,676,576	74,112
Class 1A2	1,962	85	76		4		(1)	— [3]	2,037	89
Class 2	79,620	3,555	259,355		11,661		(287,825)	(12,784)	51,150	2,432
Class 3	561	25	1,775		78		(2,001)	(88)	335	15
Class 4	198,612	8,889	155,241		7,009		(110,844)	(4,987)	243,009	10,911
Total net increase (decrease)	$1,504,307	66,352	$1,139,793		50,959		$(670,993)	(29,752)	$1,973,107	87,559

Year ended December 31, 2016
Class 1	$1,419,998	67,404	$510,045		24,119		$(436,287)	(20,771)	$1,493,756	70,752
Class 2	190,550	9,074	201,323		9,626		(504,479)	(24,294)	(112,606)	(5,594)
Class 3	672	32	1,439		68		(4,926)	(233)	(2,815)	(133)
Class 4	385,933	18,332	100,264		4,812		(163,695)	(7,917)	322,502	15,227
Total net increase (decrease)	$1,997,153	94,842	$813,071		38,625		$(1,109,387)	(53,215)	$1,700,837	80,252

See end of tables for footnotes.

American Funds Insurance Series    179

Global Balanced Fund
			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$7,400	625	$243		20		$(2,827)	(243)	$4,816	402
Class 1A2	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	8,051	686	628		51		(13,017)	(1,108)	(4,338)	(371)
Class 4	10,398	883	63		5		(554)	(47)	9,907	841
Total net increase (decrease)	$25,859	2,195	$934		76		$(16,398)	(1,398)	$10,395	873

Year ended December 31, 2016
Class 1	$20,046	1,826	$939		85		$(6,690)	(590)	$14,295	1,321
Class 2	22,939	2,066	2,226		201		(22,938)	(2,086)	2,227	181
Class 4	9,506	864	121		11		(652)	(59)	8,975	816
Total net increase (decrease)	$52,491	4,756	$3,286		297		$(30,280)	(2,735)	$25,497	2,318

Bond Fund

			Reinvestments of						Net (decrease)
	Sales[1]		dividends and distributions				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$510,398	46,925	$134,744		12,407		$(1,110,594)	(101,036)	$(465,452)	(41,704)
Class 1A2	390	35	7		1		— [3]	— [3]	397	36
Class 2	61,700	5,733	79,311		7,392		(144,658)	(13,418)	(3,647)	(293)
Class 4	28,880	2,677	2,255		210		(11,431)	(1,057)	19,704	1,830
Total net increase (decrease)	$601,368	55,370	$216,317		20,010		$(1,266,683)	(115,511)	$(448,998)	(40,131)

Year ended December 31, 2016
Class 1	$1,345,167	121,199	$148,075		13,631		$(420,052)	(38,234)	$1,073,190	96,596
Class 2	144,585	13,214	82,041		7,631		(444,145)	(40,888)	(217,519)	(20,043)
Class 4	57,784	5,273	1,763		164		(16,674)	(1,523)	42,873	3,914
Total net increase (decrease)	$1,547,536	139,686	$231,879		21,426		$(880,871)	(80,645)	$898,544	80,467

Global Bond Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$84,823	7,382	$7,297		621		$(35,529)	(3,105)	$56,591	4,898
Class 1A2	31	3	—	[3]	—	[3]	— [3]	—	31	3
Class 2	25,366	2,239	7,064		606		(42,479)	(3,713)	(10,049)	(868)
Class 4	3,024	266	88		7		(1,118)	(98)	1,994	175
Total net increase (decrease)	$113,244	9,890	$14,449		1,234		$(79,126)	(6,916)	$48,567	4,208

Year ended December 31, 2016
Class 1	$213,129	18,309	$10,956		974		$(159,412)	(13,652)	$64,673	5,631
Class 2	36,347	3,158	8,734		780		(156,676)	(13,741)	(111,595)	(9,803)
Class 4	10,946	954	76		7		(4,634)	(404)	6,388	557
Total net increase (decrease)	$260,422	22,421	$19,766		1,761		$(320,722)	(27,797)	$(40,534)	(3,615)

180    American Funds Insurance Series

High-Income Bond Fund

			Reinvestments of					Net (decrease)
	Sales[1]		dividends			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$38,805	3,712	$8,924	846		$(290,478)	(27,344)	$(242,749)	(22,786)
Class 1A2	114	11	1	—	[3]	(5)	— [3]	110	11
Class 2	8,564	833	9,562	921		(45,151)	(4,381)	(27,025)	(2,627)
Class 3	380	36	156	15		(641)	(61)	(105)	(10)
Class 4	54,593	4,954	353	31		(53,926)	(4,896)	1,020	89
Total net increase (decrease)	$102,456	9,546	$18,996	1,813		$(390,201)	(36,682)	$(268,749)	(25,323)

Year ended December 31, 2016
Class 1	$69,042	6,945	$56,592	5,626		$(291,328)	(30,021)	$(165,694)	(17,450)
Class 2	22,831	2,394	47,007	4,738		(116,168)	(11,943)	(46,330)	(4,811)
Class 3	2,650	279	746	74		(3,553)	(365)	(157)	(12)
Class 4	90,979	8,413	1,283	120		(73,640)	(6,754)	18,622	1,779
Total net increase (decrease)	$185,502	18,031	$105,628	10,558		$(484,689)	(49,083)	$(193,559)	(20,494)

Mortgage Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$29,211	2,753	$2,512	236		$(29,154)	(2,743)	$2,569	246
Class 1A2	109	10	1	1		(5)	(1)	105	10
Class 2	3,827	361	553	52		(5,124)	(483)	(744)	(70)
Class 4	3,237	307	79	7		(2,523)	(239)	793	75
Total net increase (decrease)	$36,384	3,431	$3,145	296		$(36,806)	(3,466)	$2,723	261

Year ended December 31, 2016
Class 1	$28,827	2,669	$7,933	749		$(38,385)	(3,569)	$(1,625)	(151)
Class 2	18,388	1,714	1,683	159		(15,825)	(1,473)	4,246	400
Class 4	14,879	1,395	227	22		(17,844)	(1,676)	(2,738)	(259)
Total net increase (decrease)	$62,094	5,778	$9,843	930		$(72,054)	(6,718)	$(117)	(10)

Ultra-Short Bond Fund

			Reinvestments of					Net (decrease)
	Sales[1]		dividends and distributions			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$3,979	353	$—	—		$(9,066)	(804)	$(5,087)	(451)
Class 1A2	10	1	—	—		—	—	10	1
Class 2	26,711	2,429	—	—		(66,149)	(6,017)	(39,438)	(3,588)
Class 3	74	7	—	—		(351)	(31)	(277)	(24)
Class 4	9,477	852	—	—		(5,608)	(504)	3,869	348
Total net increase (decrease)	$40,251	3,642	$—	—		$(81,174)	(7,356)	$(40,923)	(3,714)

Year ended December 31, 2016
Class 1	$15,562	1,382	$—	—		$(17,527)	(1,556)	$(1,965)	(174)
Class 2	128,178	11,656	—	—		(133,142)	(12,108)	(4,964)	(452)
Class 3	2,647	238	—	—		(4,768)	(429)	(2,121)	(191)
Class 4	18,372	1,649	—	—		(21,287)	(1,911)	(2,915)	(262)
Total net increase (decrease)	$164,759	14,925	$—	—		$(176,724)	(16,004)	$(11,965)	(1,079)

See end of tables for footnotes.

American Funds Insurance Series    181

U.S. Government/AAA-Rated Securities Fund

			Reinvestments of						Net (decrease)
	Sales[1]		dividends and distributions				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$44,091	3,625	$3,834		312		$(211,044)	(17,165)	$(163,119)	(13,228)
Class 1A2	111	9	—	[3]	—	[3]	— [3]	— [3]	111	9
Class 2	18,100	1,504	3,682		303		(60,061)	(4,986)	(38,279)	(3,179)
Class 3	691	57	26		2		(642)	(53)	75	6
Class 4	11,941	987	111		10		(12,741)	(1,058)	(689)	(61)
Total net increase (decrease)	$74,934	6,182	$7,653		627		$(284,488)	(23,262)	$(201,901)	(16,453)

Year ended December 31, 2016
Class 1	$111,564	8,949	$52,411		4,280		$(89,943)	(7,217)	$74,032	6,012
Class 2	65,544	5,287	52,257		4,303		(160,525)	(13,019)	(42,724)	(3,429)
Class 3	1,568	125	368		30		(2,199)	(176)	(263)	(21)
Class 4	58,794	4,745	1,986		163		(48,646)	(3,930)	12,134	978
Total net increase (decrease)	$237,470	19,106	$107,022		8,776		$(301,313)	(24,342)	$43,179	3,540

Managed Risk Growth Fund

			Reinvestments of
	Sales[1]		dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$506	43	$29		3		$(95)	(8)	$440	38
Class P2	23,896	2,084	4,847		408		(8,089)	(699)	20,654	1,793
Total net increase (decrease)	$24,402	2,127	$4,876		411		$(8,184)	(707)	$21,094	1,831

Year ended December 31, 2016
Class P1	$492	46	$60		6		$(168)	(16)	$384	36
Class P2	63,452	5,983	15,282		1,507		(14,771)	(1,388)	63,963	6,102
Total net increase (decrease)	$63,944	6,029	$15,342		1,513		$(14,939)	(1,404)	$64,347	6,138

Managed Risk International Fund

			Reinvestments of						Net (decrease)
	Sales[1]		dividends and distributions				Repurchases[1]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$95	10	$3		—	[3]	$(131)	(13)	$(33)	(3)
Class P2	14,561	1,527	2,300		230		(5,436)	(552)	11,425	1,205
Total net increase (decrease)	$14,656	1,537	$2,303		230		$(5,567)	(565)	$11,392	1,202

Year ended December 31, 2016
Class P1	$41	4	$6		1		$(53)	(6)	$(6)	(1)
Class P2	25,545	2,830	3,022		346		(8,610)	(948)	19,957	2,228
Total net increase (decrease)	$25,586	2,834	$3,028		347		$(8,663)	(954)	$19,951	2,227

182    American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

			Reinvestments of				Net (decrease)
	Sales[1]		dividends and distributions		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$59	5	$5	1	$(133)	(11)	$(69)	(5)
Class P2	73,692	6,177	9,858	830	(19,665)	(1,636)	63,885	5,371
Total net increase (decrease)	$73,751	6,182	$9,863	831	$(19,798)	(1,647)	$63,816	5,366

Year ended December 31, 2016
Class P1	$60	6	$13	1	$(20)	(2)	$53	5
Class P2	139,800	12,424	9,285	848	(10,609)	(952)	138,476	12,320
Total net increase (decrease)	$139,860	12,430	$9,298	849	$(10,629)	(954)	$138,529	12,325

Managed Risk Growth-Income Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$549	47	$92	8	$(91)	(8)	$550	47
Class P2	17,017	1,467	9,501	835	(7,374)	(636)	19,144	1,666
Total net increase (decrease)	$17,566	1,514	$9,593	843	$(7,465)	(644)	$19,694	1,713

Year ended December 31, 2016
Class P1	$746	68	$79	7	$(343)	(31)	$482	44
Class P2	41,955	3,864	10,093	964	(13,341)	(1,227)	38,707	3,601
Total net increase (decrease)	$42,701	3,932	$10,172	971	$(13,684)	(1,258)	$39,189	3,645

Managed Risk Asset Allocation Fund

			Reinvestments of
	Sales[1]		dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$167,060	13,314	$25,265	1,986	$(13,626)	(1,081)	$178,699	14,219
Class P2	173,524	13,882	45,199	3,559	(73,802)	(5,872)	144,921	11,569
Total net increase (decrease)	$340,584	27,196	$70,464	5,545	$(87,428)	(6,953)	$323,620	25,788

Year ended December 31, 2016
Class P1	$443,537	37,855	$45,747	3,957	$(14,583)	(1,270)	$474,701	40,542
Class P2	369,887	31,502	92,019	7,990	(131,962)	(11,243)	329,944	28,249
Total net increase (decrease)	$813,424	69,357	$137,766	11,947	$(146,545)	(12,513)	$804,645	68,791

[1]	Includes exchanges between share classes of the fund.
[2]	Class 1A shares began investment operations on January 6, 2017.
[3]	Amount less than one thousand.

American Funds Insurance Series    183

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2017 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$1,296,935	$ 697,762	$3,483,444	$1,232,121	$1,178,332	$1,874,187
Sales of investment securities*	1,445,347	1,010,526	5,044,575	1,446,519	1,181,361	1,711,030
Non-U.S. taxes paid on interest income	—	—	—	(11)	19	—
Non-U.S. taxes paid on realized gains	51	—	—	512	—	—
Non-U.S. taxes provided on unrealized gains	49	33	—	2,992	2,114	—
Dividends from affiliated issuers	—	999	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	(3,537)	—	—	—	—

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Purchases of investment securities*	$438,265	$3,807,445	$448,899	$183,484	$7,356,916	$72,913
Sales of investment securities*	728,490	3,914,474	390,545	137,173	6,913,815	56,404
Non-U.S. taxes paid on interest income	—	—	8	—	—	10
Non-U.S. taxes paid on realized gains	494	10	66	—	—	1
Non-U.S. taxes provided on unrealized gains	569	122	737	—	108	3
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$10,776,837	$1,043,219	$698,302	$1,402,401	$—	$9,719,948
Sales of investment securities*	12,666,209	1,178,903	896,758	1,393,925	—	9,645,828
Non-U.S. taxes paid on interest income	—	313	(5)	—	—	—
Non-U.S. taxes paid on realized gains	—	223	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	5	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$43,200	$14,631	$79,280	$26,194	$434,120
Sales of investment securities*	10,750	4,448	15,254	5,069	14,247
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	365	397	1,244	488	12,067
Net realized (loss) gain from affiliated issuers	(574)	(483)	(296)	(554)	1,372

*Excludes short-term securities and U.S. government obligations, if any.

184    American Funds Insurance Series

11. Ownership concentration

At June 30, 2017, CRMC held aggregate ownership of 11% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio, American Funds Insurance Series - Managed Risk Asset Allocation Fund and American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 34%, 16% and 15% of the outstanding shares of Capital Income Builder, Asset Allocation Fund and Global Balanced Fund, respectively.

American Funds Insurance Series    185

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
6/30/17[2,3]	$24.05	$.20	$4.31	$4.51	$(.03)	$(.84)	$(.87)	$27.69	18.75%[4]		$1,866		.55%[5]		1.53%[5]
12/31/16	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87		1,630		.56		1.00
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24		1,626		.55		.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52		1,558		.55		1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51		1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89		1,466		.56		1.38
Class 1A:
6/30/17[2,3,7]	24.50	.24	3.80	4.04	(.03)	(.84)	(.87)	27.67	16.49	[4]	1		.38	[4]	.87	[4]
Class 2:
6/30/17[2,3]	23.85	.16	4.27	4.43	(.02)	(.84)	(.86)	27.42	18.57	[4]	3,850		.80	[5]	1.27	[5]
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62		3,483		.81		.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94		3,817		.80		.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31		3,992		.80		.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18		4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56		3,723		.81		1.13
Class 4:
6/30/17[2,3]	23.81	.14	4.26	4.40	(.02)	(.84)	(.86)	27.35	18.44	[4]	134		1.05	[5]	1.07	[5]
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37		94		1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69		91		1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01		19		1.05		.26	[6]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36		1		1.06		.43
12/31/12[2,8]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	[4,9]	—	[10]	.02	[4,9]	.04	[4,9]

Global Small Capitalization Fund
Class 1:
6/30/17[2,3]	$20.24	$.08	$2.52	$2.60	$(.10)	$—	$(.10)	$22.74	12.82%[4]		$1,526		.73%[5]		.72%[5]
12/31/16	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35		1,532		.74		.57
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50		1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36		1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60		1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51		1,019		.75		.46
Class 1A:
6/30/17[2,3,7]	20.70	.11	2.02	2.13	(.10)	—	(.10)	22.73	10.26	[4]	—	[10]	.45	[4]	.49	[4]
Class 2:
6/30/17[2,3]	19.72	.05	2.46	2.51	(.09)	—	(.09)	22.14	12.71	[4]	2,447		.98	[5]	.46	[5]
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10		2,303		.99		.31
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27		2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12		2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28		2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18		2,603		1.00		.20
Class 4:
6/30/17[2,3]	19.91	.03	2.47	2.50	(.08)	—	(.08)	22.33	12.57	[4]	61		1.23	[5]	.26	[5]
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85		42		1.24		.03
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)		34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88		12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01		4		1.24		(.50)
12/31/12[2,8]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	[4,9]	—	[10]	.04	[4,9]	.04	[4,9]

186     American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
6/30/17[2,3]	$67.29	$.33		$9.91	$10.24	$(.12)	$(7.33)	$(7.45)	$70.08	15.15%[4]		$7,757		.35%[5]		.90%[5]
12/31/16	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77		6,931		.35		1.03
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12		6,796		.35		.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78		7,118		.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43		7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19		7,116		.35		1.10
Class 1A:
6/30/17[2,3,7]	68.84	.38		8.26	8.64	(.12)	(7.33)	(7.45)	70.03	12.48	[4]	1		.28	[4]	.51	[4]
Class 2:
6/30/17[2,3]	66.92	.23		9.86	10.09	(.09)	(7.33)	(7.42)	69.59	15.00	[4]	15,059		.60	[5]	.65	[5]
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49		13,978		.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86		14,414		.60		.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51		15,413		.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11		16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89		14,911		.60		.83
Class 3:
6/30/17[2,3]	67.67	.26		9.97	10.23	(.10)	(7.33)	(7.43)	70.47	15.05	[4]	201		.53	[5]	.72	[5]
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56		183		.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92		194		.53		.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58		208		.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20		216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97		189		.53		.92
Class 4:
6/30/17[2,3]	66.41	.15		9.77	9.92	(.07)	(7.33)	(7.40)	68.93	14.86	[4]	575		.85	[5]	.41	[5]
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22		458		.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59		394		.85		.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25		24		.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96		5		.85		.40
12/31/12[2,8]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33	[4,9]	—	[10]	.02	[4,9]	.05	[4,9]

See end of tables for footnotes.

American Funds Insurance Series     187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Fund
Class 1:
6/30/17[2,3]	$16.82	$.18		$2.97	$3.15	$(.07)	$(.23)	$(.30)	$19.67	18.71%[4]	$4,487		.53%[5]		1.98%[5]
12/31/16	18.08	.27		.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652		.54		1.57
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427		.54		1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
Class 1A:
6/30/17[2,3,7]	17.17	.17		2.61	2.78	(.07)	(.23)	(.30)	19.65	16.17 [4]	—	[10]	.36	[4]	.90	[4]
Class 2:
6/30/17[2,3]	16.76	.16		2.95	3.11	(.06)	(.23)	(.29)	19.58	18.55 [4]	4,165		.78	[5]	1.72	[5]
12/31/16	18.02	.23		.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710		.79		1.35
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
Class 3:
6/30/17[2,3]	16.85	.16		2.98	3.14	(.06)	(.23)	(.29)	19.70	18.64 [4]	30		.71	[5]	1.79	[5]
12/31/16	18.11	.24		.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27		.72		1.42
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
Class 4:
6/30/17[2,3]	16.64	.14		2.94	3.08	(.06)	(.23)	(.29)	19.43	18.48 [4]	98		1.03	[5]	1.51	[5]
12/31/16	17.93	.18		.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66		1.04		1.03
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[2,8]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [4,9]	—	[10]	.02	[4,9]	.05	[4,9]

New World Fund
Class 1:
6/30/17[2,3]	$19.72	$.17		$2.71	$2.88	$(.04)	$—	$(.04)	$22.56	14.59%[4]	$1,841		.75%[5]		1.55%[5]
12/31/16	18.87	.24		.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743		.78		1.25
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
Class 1A:
6/30/17[2,3,7]	20.14	.21		2.23	2.44	(.04)	—	(.04)	22.54	12.10 [4]	—	[10]	.46	[4]	.95	[4]
Class 2:
6/30/17[2,3]	19.54	.14		2.69	2.83	(.03)	—	(.03)	22.34	14.48 [4]	990		1.00	[5]	1.31	[5]
12/31/16	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911		1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
Class 4:
6/30/17[2,3]	19.51	.12		2.67	2.79	(.02)	—	(.02)	22.28	14.32 [4]	321		1.25	[5]	1.12	[5]
12/31/16	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240		1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[2,8]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [4,9]	—	[10]	.04	[4,9]	.04	[4,9]

188     American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund
Class 1:
6/30/17[2,3]	$13.53	$.16		$.63	$.79	$(.05)	$(.53)	$(.58)	$13.74	5.82%[4]		$5,270		.41%[5]		2.26%[5]
12/31/16	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06		5,099		.41		2.39
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)		3,638		.41		2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69		3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26		2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18		1,357		.43		2.41
Class 1A:
6/30/17[2,3,7]	13.75	.13		.44	.57	(.05)	(.53)	(.58)	13.74	4.05	[4]	—	[10]	.29	[4]	.92	[4]
Class 2:
6/30/17[2,3]	13.39	.14		.64	.78	(.05)	(.53)	(.58)	13.59	5.76	[4]	3,435		.66	[5]	2.01	[5]
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70		3,412		.66		2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)		3,228		.66		1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36		3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00		3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88		3,382		.68		2.17
Class 4:
6/30/17[2,3]	13.39	.12		.62	.74	(.04)	(.53)	(.57)	13.56	5.52	[4]	175		.91	[5]	1.75	[5]
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49		132		.91		1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)		32		.91		1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13		9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27		—	[10]	.86		1.39
12/31/12[2,8]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38	[4,9]	—	[10]	.02	[4,9]	.10	[4,9]

Global Growth and Income Fund
Class 1:
6/30/17[2,3]	$13.02	$.20		$1.74	$1.94	$(.05)	$(.26)	$(.31)	$14.65	14.88%[4]		$410		.62%[5]		2.89%[5]
12/31/16	12.35	.28		.66	.94	(.27)	—	(.27)	13.02	7.61		571		.63		2.18
12/31/15	12.78	.36		(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)		293		.64		2.79
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00		200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81		206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93		180		.62		2.56
Class 1A:
6/30/17[2,3,7]	13.21	.20		1.55	1.75	(.05)	(.26)	(.31)	14.65	13.23	[4,9]	—	[10]	.29	[4,9]	1.43	[4,9]
Class 2:
6/30/17[2,3]	13.00	.18		1.73	1.91	(.04)	(.26)	(.30)	14.61	14.70	[4]	1,500		.87	[5]	2.65	[5]
12/31/16	12.33	.25		.65	.90	(.23)	—	(.23)	13.00	7.34		1,405		.88		1.98
12/31/15	12.75	.22		(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)		1,479		.89		1.73
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64		1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54		1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56		1,837		.87		2.31
Class 4:
6/30/17[2,3]	12.89	.17		1.71	1.88	(.04)	(.26)	(.30)	14.47	14.58	[4]	25		1.12	[5]	2.49	[5]
12/31/16	12.26	.21		.65	.86	(.23)	—	(.23)	12.89	7.04		16		1.13		1.63
12/31/15	12.71	.17		(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)		5		1.14		1.32
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41		1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60		1		1.12		2.27
12/31/12[2,8]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27	[4,9]	—	[10]	.03	[4,9]	.08	[4,9]

See end of tables for footnotes.

American Funds Insurance Series     189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth-Income Fund
Class 1:
6/30/17[2,3]	$44.41	$.39		$4.02	$4.41	$(.14)	$(3.11)	$(3.25)	$45.57	9.90%[4]		$14,187		.28%[5]		1.68%[5]
12/31/16	45.40	.79		4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80		12,588		.29		1.79
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72		10,747		.29		1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91		10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82		9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79		9,782		.29		1.79
Class 1A:
6/30/17[2,3,7]	45.39	.32		3.09	3.41	(.14)	(3.11)	(3.25)	45.55	7.48	[4]	—	[10]	.23	[4]	.68	[4]
Class 2:
6/30/17[2,3]	44.00	.33		3.98	4.31	(.12)	(3.11)	(3.23)	45.08	9.77	[4]	13,333		.53	[5]	1.43	[5]
12/31/16	45.04	.67		4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51		12,854		.54		1.54
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45		12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63		14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50		14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48		13,403		.54		1.53
Class 3:
6/30/17[2,3]	44.47	.35		4.03	4.38	(.12)	(3.11)	(3.23)	45.62	9.83	[4]	160		.46	[5]	1.50	[5]
12/31/16	45.46	.71		4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59		156		.47		1.61
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53		161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71		185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58		193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59		168		.47		1.60
Class 4:
6/30/17[2,3]	43.73	.27		3.95	4.22	(.10)	(3.11)	(3.21)	44.74	9.64	[4]	577		.78	[5]	1.18	[5]
12/31/16	44.82	.56		4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25		495		.79		1.29
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21		410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34		30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32		3		.79		.96
12/31/12[2,8]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02	[4,9]	—	[10]	.01	[4,9]	.03	[4,9]

International Growth and Income Fund
Class 1:
6/30/17[2,3]	$14.48	$.31		$1.94	$2.25	$(.03)	$—	$(.03)	$16.70	15.54%[4]		$1,067		.66%[5]		3.98%[5]
12/31/16	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71		820		.68		2.93
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)		707		.68		2.60
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)		740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39		696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84		203		.74		2.50
Class 1A:
6/30/17[2,3,7]	14.69	.33		1.71	2.04	(.03)	—	(.03)	16.70	13.89	[4,9]	—	[10]	.33	[4,9]	2.09	[4,9]
Class 2:
6/30/17[2,3]	14.43	.29		1.94	2.23	(.02)	—	(.02)	16.64	15.48	[4]	264		.91	[5]	3.76	[5]
12/31/16	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44		244		.93		2.72
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)		254		.93		2.32
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)		248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09		257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50		225		.99		2.77
Class 4:
6/30/17[2,3]	14.38	.28		1.92	2.20	(.02)	—	(.02)	16.56	15.29	[4]	47		1.16	[5]	3.57	[5]
12/31/16	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18		37		1.18		2.43
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)		32		1.18		2.02
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)		20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16		1		1.19		.18
12/31/12[2,8]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62	[4,9]	—	[10]	.04	[4,9]	.07	[4,9]

190     American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Capital Income Builder
Class 1:
6/30/17[2,3]	$9.46	$.20	$.58	$.78	$(.15)	$—	$(.15)	$10.09	8.27%[4]		$202		.53%[5]		4.07%[5]
12/31/16	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17		156		.54		3.39
12/31/15	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)		80		.56		2.88
12/31/14[2,11]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12	[4]	20		.56	[5]	2.87	[5]
Class 1A:
6/30/17[2,3,7]	9.57	.21	.45	.66	(.15)	—	(.15)	10.08	6.88	[4]	—	[10]	.33	[4]	2.09	[4]
Class 2:
6/30/17[2,3]	9.46	.20	.57	.77	(.14)	—	(.14)	10.09	8.15	[4]	1		.78	[5]	4.13	[5]
12/31/16	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08		—	[10]	.80		2.82
12/31/15	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[9]		—	[10]	.46	[9]	3.12	[9]
12/31/14[2,11]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12	[4,9]	—	[10]	.47	[5,9]	2.94	[5,9]
Class 4:
6/30/17[2,3]	9.45	.17	.58	.75	(.13)	—	(.13)	10.07	7.92	[4]	299		1.03	[5]	3.53	[5]
12/31/16	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78		256		1.04		2.88
12/31/15	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)		157		1.05		2.55
12/31/14[2,11]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]		55		1.06	[5]	2.08	[5]

Asset Allocation Fund
Class 1:
6/30/17[2,3]	$21.68	$.22	$1.58	$1.80	$(.07)	$(1.06)	$(1.13)	$22.35	8.28%[4]		$15,067		.29%[5]		1.99%[5]
12/31/16	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69		13,008		.29		1.97
12/31/15	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913		.29		1.85
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997		.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
Class 1A:
6/30/17[2,3,7]	21.97	.26	1.24	1.50	(.07)	(1.06)	(1.13)	22.34	6.81	[4]	2		.25	[4]	1.14	[4]
Class 2:
6/30/17[2,3]	21.49	.19	1.57	1.76	(.06)	(1.06)	(1.12)	22.13	8.17	[4]	5,350		.54	[5]	1.73	[5]
12/31/16	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41		5,144		.54		1.72
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008		.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
Class 3:
6/30/17[2,3]	21.70	.20	1.59	1.79	(.07)	(1.06)	(1.13)	22.36	8.20	[4]	37		.47	[5]	1.80	[5]
12/31/16	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49		35		.47		1.79
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36		.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
Class 4:
6/30/17[2,3]	21.43	.17	1.56	1.73	(.06)	(1.06)	(1.12)	22.04	8.02	[4]	3,183		.79	[5]	1.49	[5]
12/31/16	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16		2,861		.79		1.47
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414		.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[2,8]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	[4,9]	—	[10]	.01	[4,9]	.08	[4,9]

See end of tables for footnotes.

American Funds Insurance Series     191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund
Class 1:
6/30/17[2,3]	$11.08	$.12		$1.12	$1.24	$—	$(.04)	$(.04)	$12.28	11.19%[4]	$76		.69%[5]		2.09%[5]
12/31/16	10.74	.19		.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
Class 1A:
6/30/17[2,3,7]	11.18	.12		1.02	1.14	—	(.04)	(.04)	12.28	10.20 [4,9]	—	[10]	.33	[4,9]	1.03	[4,9]
Class 2:
6/30/17[2,3]	11.06	.11		1.12	1.23	—	(.04)	(.04)	12.25	11.12 [4]	193		.94	[5]	1.83	[5]
12/31/16	10.72	.16		.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
Class 4:
6/30/17[2,3]	11.00	.10		1.11	1.21	—	(.04)	(.04)	12.17	11.00 [4]	21		1.19	[5]	1.67	[5]
12/31/16	10.69	.12		.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [9]	—	[10]	.67	[9]	2.07	[6,9]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [9]	—	[10]	.71	[9]	1.98	[9]
12/31/12[2,8]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [4,9]	—	[10]	.03	[4,9]	.05	[4,9]

Bond Fund
Class 1:
6/30/17[2,3]	$10.80	$.12		$.16	$.28	$(.06)	$(.16)	$(.22)	$10.86	2.62%[4]	$6,409		.38%[5]		2.15%[5]
12/31/16	10.70	.21		.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/15	11.08	.22		(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23		.37	.60	(.25)	— [12]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
Class 1A:
6/30/17[2,3,7]	10.82	.10		.15	.25	(.06)	(.16)	(.22)	10.85	2.34 [4]	—		.29	[4]	.96	[4]
Class 2:
6/30/17[2,3]	10.67	.10		.17	.27	(.06)	(.16)	(.22)	10.72	2.51 [4]	3,972		.63	[5]	1.90	[5]
12/31/16	10.58	.18		.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20		.36	.56	(.22)	— [12]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
Class 4:
6/30/17[2,3]	10.70	.09		.16	.25	(.06)	(.16)	(.22)	10.73	2.29 [4]	122		.88	[5]	1.65	[5]
12/31/16	10.61	.15		.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/15	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16		.39	.55	(.23)	— [12]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[2,8]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[4,9]	—	[10]	.02	[4,9]	.10	[4,9]

192     American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund
Class 1:
6/30/17[2,3]	$11.22	$.14	$.43	$.57	$—	$(.07)	$(.07)	$11.72	5.09%[4]	$1,222		.57%[5]		2.38%[5]
12/31/16	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
Class 1A:
6/30/17[2,3,7]	11.22	.13	.44	.57	—	(.07)	(.07)	11.72	5.09 [4,9]	—	[10]	.28	[4,9]	1.15	[4,9]
Class 2:
6/30/17[2,3]	11.14	.12	.43	.55	—	(.07)	(.07)	11.62	4.94 [4]	1,160		.82	[5]	2.12	[5]
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
Class 4:
6/30/17[2,3]	11.08	.11	.43	.54	—	(.07)	(.07)	11.55	4.88 [4]	15		1.07	[5]	1.88	[5]
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	— [12]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[10]	.79		2.25
12/31/12[2,8]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[4,9]	—	[10]	.02	[4,9]	.11	[4,9]

See end of tables for footnotes.

American Funds Insurance Series     193

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
6/30/17[2,3]	$10.18	$.31		$.16	$.47	$(.13)	$—	$(.13)	$10.52	4.60%[4]		$741		.48%[5]		6.00%[5]
12/31/16	9.19	.61		1.02	1.63	(.64)	—	(.64)	10.18	17.83		949		.49		6.18
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)		1,017		.48		6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80		1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89		856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90		894		.48		7.25
Class 1A:
6/30/17[2,3,7]	10.28	.29		.08	.37	(.13)	—	(.13)	10.52	3.59	[4]	—	[10]	.34	[4]	2.78	[4]
Class 2:
6/30/17[2,3]	10.04	.29		.16	.45	(.13)	—	(.13)	10.36	4.43	[4]	798		.73	[5]	5.75	[5]
12/31/16	9.06	.58		1.01	1.59	(.61)	—	(.61)	10.04	17.69		799		.74		5.92
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)		765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63		929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60		1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70		1,135		.73		7.00
Class 3:
6/30/17[2,3]	10.22	.30		.16	.46	(.13)	—	(.13)	10.55	4.46	[4]	13		.66	[5]	5.82	[5]
12/31/16	9.22	.59		1.03	1.62	(.62)	—	(.62)	10.22	17.68		13		.67		5.99
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)		12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59		16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77		19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67		21		.66		7.07
Class 4:
6/30/17[2,3]	10.79	.30		.16	.46	(.12)	—	(.12)	11.13	4.29	[4]	22		.98	[5]	5.48	[5]
12/31/16	9.73	.60		1.07	1.67	(.61)	—	(.61)	10.79	17.29		21		.99		5.55
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)		1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35		—	[10]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81		—	[10]	.93		5.82
12/31/12[2,8]	11.80	.04		— [12]	.04	(.68)	—	(.68)	11.16	.34	[4,9]	—	[10]	.02	[4,9]	.35	[4,9]

Mortgage Fund
Class 1:
6/30/17[2,3]	$10.56	$.08		$.08	$.16	$(.03)	$(.07)	$(.10)	$10.62	1.51%[4]		$273		.44%[5]		1.48%[5]
12/31/16	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50		269		.46		1.39
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09		272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54		292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)		198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57		87		.45		.08
Class 1A:
6/30/17[2,3,7]	10.55	.07		.09	.16	(.03)	(.07)	(.10)	10.61	1.52	[4]	—	[10]	.32	[4]	.68	[4]
Class 2:
6/30/17[2,3]	10.54	.06		.09	.15	(.03)	(.07)	(.10)	10.59	1.37	[4]	62		.69	[5]	1.23	[5]
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25		63		.71		1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86		59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23		52		.70		.91
12/31/13	10.46	—	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)		49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38		49		.70		(.16)
Class 4:
6/30/17[2,3]	10.48	.05		.08	.13	(.02)	(.07)	(.09)	10.52	1.25	[4]	10		.94	[5]	.98	[5]
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01		8		.96		.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62		11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98		1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[9]		—	[10]	.38	[9]	.23	[9]
12/31/12[2,8]	10.60	—	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	[4,9]	—	[10]	.02	[4,9]	.04	[4,9]

194     American Funds Insurance Series

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund
Class 1:
6/30/17[2,3]	$11.27	$.03	$—	[12]	$.03	$11.30	.27%[4]	$32		.34%[5]		.50%[5]
12/31/16[13]	11.26	.01	—	[12]	.01	11.27	.09	37		.35		.11
12/31/15	11.28	(.03)	.01		(.02)	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[12]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
Class 1A:
6/30/17[2,3,7]	11.27	.03	—	[12]	.03	11.30	.27 [4,9]	—	[10]	.16	[4,9]	.25 [4,9]
Class 2:
6/30/17[2,3]	10.99	.01	—	[12]	.01	11.00	.09 [4]	257		.59	[5]	.25 [5]
12/31/16[13]	11.01	(.02)	—	[12]	(.02)	10.99	(.18)	297		.60		(.14)
12/31/15	11.06	(.05)	—	[12]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[12]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[12]	(.05)	11.17	(.45)	459		.59		(.47)
Class 3:
6/30/17[2,3]	11.10	.02	—	[12]	.02	11.12	.18 [4]	4		.52	[5]	.33 [5]
12/31/16[13]	11.11	(.01)	—	[12]	(.01)	11.10	(.09)	4		.53		(.08)
12/31/15	11.16	(.05)	—	[12]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[12]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
Class 4:
6/30/17[2,3]	11.12	— [12]	—		— [12]	11.12	(.00)[4]	17		.84	[5]	.02 [5]
12/31/16[13]	11.17	(.04)	(.01)		(.05)	11.12	(.45)	13		.85		(.40)
12/31/15	11.25	(.08)	—	[12]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[12]	(.04)	11.30	(.35)[9]	—	[10]	.37	[9]	(.32)[9]
12/31/12[2,8]	11.34	— [12]	—	[12]	— [12]	11.34	.00 [4,9]	—	[10]	.02	[4,9]	(.01)[4,9]

See end of tables for footnotes.

American Funds Insurance Series     195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/17[2,3]	$12.05	$.10	$.13	$.23	$(.04)	$—	$(.04)	$12.24	1.87%[4]	$1,328		.35%[5]		1.62%[5]
12/31/16	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		1.31
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
Class 1A:
6/30/17[2,3,7]	12.05	.10	.13	.23	(.04)	—	(.04)	12.24	1.87 [4]	—	[10]	.24	[5]	.82	[5]
Class 2:
6/30/17[2,3]	11.93	.08	.13	.21	(.03)	—	(.03)	12.11	1.76 [4]	1,487		.60	[5]	1.37	[5]
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
Class 3:
6/30/17[2,3]	12.07	.09	.13	.22	(.03)	—	(.03)	12.26	1.83 [4]	11		.53	[5]	1.44	[5]
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
Class 4:
6/30/17[2,3]	11.96	.07	.12	.19	(.02)	—	(.02)	12.13	1.62 [4]	57		.85	[5]	1.12	[5]
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[10]	.84		.68
12/31/12[2,8]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[4,9]	—	[10]	.02	[4,9]	.05	[4,9]

		Income from investment operations[1]				Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund
Class P1:
6/30/17[2,3]	$10.71	$—	[12]	$1.51	$1.51	$(.07)	$(.20)	$(.27)	$11.95	14.10%[4,9]		$1		.52%[5,9]		.36%[5,9]		.70%[5,9]		.03%[5,9]
12/31/16	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89	[9]	1		.50	[9]	.34	[9]	.68	[9]	.79	[9]
12/31/15	11.37	.09		.03	.12	—	—	—	11.49	1.06	[9]	—	[10]	.53	[9]	.29	[9]	.63	[9]	.80	[9]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[9]	—	[10]	.50	[9]	.32	[9]	.65	[9]	2.71	[9]
12/31/13[2,16]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[4,9]	—	[10]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
6/30/17[2,3]	10.64	(.02)		1.50	1.48	(.04)	(.20)	(.24)	11.88	13.91	[4]	245		.79	[5]	.63	[5]	.97	[5]	(.27)[5]
12/31/16	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43
12/31/15	11.35	.04		.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[2,16]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[4,9]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

196     American Funds Insurance Series

		Income from investment operations[1]				Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk International Fund
Class P1:
6/30/17[2,3]	$8.89	$.02		$1.48	$1.50	$(.10)	$(.12)	$(.22)	$10.17	16.87%[4,9]		$—	[10]	.38%[5,9]		.22%[5,9]		.73%[5,9]		.34%[5,9]
12/31/16	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[9]		—	[10]	.39	[9]	.23	[9]	.74	[9]	1.15	[9]
12/31/15	10.10	.18		(.80)	(.62)	— [12]	—	— [12]	9.48	(6.12)[9]		—	[10]	.45	[9]	.21	[9]	.72	[9]	1.75	[9]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[9]		—	[10]	.50	[9]	.25	[9]	.76	[9]	1.33	[9]
12/31/13[2,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[4,9]	—	[10]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
6/30/17[2,3]	8.83	.01		1.46	1.47	(.08)	(.12)	(.20)	10.10	16.57	[4]	124		.79	[5]	.63	[5]	1.14	[5]	.12	[5]
12/31/16	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)		97		.79		.63		1.14		.97
12/31/15	10.09	.13		(.79)	(.66)	— [12]	—	— [12]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[2,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[4,9]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/17[2,3]	$11.67	$.02		$.61	$.63	$(.15)	$(.19)	$(.34)	$11.96	5.37%[4,9]		$—	[10]	.42%[5,9]		.27%[5,9]		.66%[5,9]		.31%[5,9]
12/31/16	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77	[9]	—	[10]	.43	[9]	.27	[9]	.67	[9]	1.83	[9]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[9]		—	[10]	.50	[9]	.27	[9]	.66	[9]	1.64	[9]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58	[9]	—	[10]	.50	[9]	.31	[9]	.70	[9]	3.43	[9]
12/31/13[2,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[4,9]	—	[10]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
6/30/17[2,3]	11.61	.01		.59	.60	(.15)	(.19)	(.34)	11.87	5.11	[4]	361		.79	[5]	.63	[5]	1.03	[5]	.13	[5]
12/31/16	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39		291		.79		.63		1.03		2.04
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[2,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[4,9]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund
Class P1:
6/30/17[2,3]	$11.07	$.02		$.99	$1.01	$(.13)	$(.50)	$(.63)	$11.45	9.11%[4,9]		$2		.53%[5,9]		.37%[5,9]		.65%[5,9]		.27%[5,9]
12/31/16	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49	[9]	1		.52	[9]	.36	[9]	.64	[9]	1.46	[9]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[9]		1		.56	[9]	.31	[9]	.59	[9]	2.17	[9]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[9]	—	[10]	.45	[9]	.25	[9]	.52	[9]	2.94	[9]
12/31/13[2,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[4,9]	—	[10]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
6/30/17[2,3]	11.02	—	[12]	1.00	1.00	(.12)	(.50)	(.62)	11.40	9.10	[4]	184		.79	[5]	.63	[5]	.91	[5]	(.04)[5]
12/31/16	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08		160		.79		.63		.91		1.13
12/31/15	11.65	.12		(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[2,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[4,9]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

See end of tables for footnotes.

American Funds Insurance Series     197

Financial highlights (continued)

		Income from investment operations[1]				Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Asset Allocation Fund
Class P1:
6/30/17[2,3]	$12.02	$.02		$.88	$.90	$(.10)	$(.12)	$(.22)	$12.70	7.53%[4]		$1,466		.43%[5]		.38%[5]		.66%[5]		.30%[5]
12/31/16	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57		1,217		.43		.38		.66		1.65
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)		712		.54		.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[9]	112		.55	[9]	.47	[9]	.75	[9]	2.37	[9]
12/31/12[2,17]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[4,9]	—	[10]	.15	[5,9]	.07	[5,9]	.37	[5,9]	1.72	[5,9]
Class P2:
6/30/17[2,3]	12.01	—	[12]	.89	.89	(.10)	(.12)	(.22)	12.68	7.43	[4]	2,620		.68	[5]	.63	[5]	.91	[5]	.03	[5]
12/31/16	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27		2,342		.68		.63		.91		1.20
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[9]	795		.80	[9]	.73	[9]	1.01	[9]	2.43	[9]
12/31/12[2,17]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[4,9]	—	[10]	.24	[5,9]	.11	[5,9]	.41	[5,9]	2.38	[5,9]

	Six months ended	Period ended December 31
Portfolio turnover rate for all share classes[18]	June 30, 2017[2,3,4]	2016	2015	2014	2013		2012

Global Growth Fund	25%	27%	29%	22%	39%		22%
Global Small Capitalization Fund	18	40	36	28	36		40
Growth Fund	16	26	20	29	19		21
International Fund	16	31	37	18	21		29
New World Fund	41	32	39	36	43		32
Blue Chip Income and Growth Fund	20	30	26	37	30		36
Global Growth and Income Fund	23	57	37	28	31		30
Growth-Income Fund	15	27	25	25	19		25
International Growth and Income Fund	35	32	35	34	34		31
Capital Income Builder Fund	37	53	128	35 [4,11]
Asset Allocation Fund	39	83	76	88	74		61
Global Balanced Fund	23	65	76	73	81		80
Bond Fund	247	375	434	365	354		253
Global Bond Fund	60	154	159	200	213		160
High-Income Bond Fund	45	89	66	54	64		48
Mortgage Fund	428	713	1103	790	715		444
Ultra-Short Bond Fund	— [19]	— [13,19,20]	N/A	N/A	N/A		N/A
U.S. Government/AAA-Rated Securities Fund	388	539	901	387	621		447
Managed Risk Growth Fund	5	15	16	22	10	[2,4,16]
Managed Risk International Fund	4	26	15	22	6	[2,4,16]
Managed Risk Blue Chip Income and Growth Fund	5	9	20	22	3	[2,4,16]
Managed Risk Growth-Income Fund	3	14	11	28	2	[2,4,16]
Managed Risk Asset Allocation Fund	— [19]	3	3	3	3		— [2,4,17,19]

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31
excluding mortgage dollar roll transactions[18]	June 30, 2017[2,3,4]	2016	2015	2014	2013		2012

Capital Income Builder	19%	41%	38%	24%[4,12]
Asset Allocation Fund	21	43	28	42
Global Balanced Fund	17	43	36	40
Bond Fund	102	108	141	121	Not available
Global Bond Fund	44	70	88	134
Mortgage Fund	60	113	138	108
U.S. Government/AAA-Rated Securities Fund	81	273	352	88

198     American Funds Insurance Series

[1]	Based on average shares outstanding.
[2]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Annualized.
[6]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Class 4 shares began investment operations on December 14, 2012.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	Amount less than $.01.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[18]	Refer to Note 5 for further information on mortgage dollar rolls.
[19]	Amount is either less than 1% or there is no turnover.
[20]	As revised to correct the December 31, 2016, portfolio turnover rate. Rate previously presented was 300%.

See Notes to Financial Statements

American Funds Insurance Series     199

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2017, through June 30, 2017).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

200     American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2017	6/30/2017	period[1]	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,187.51	$2.98	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 1A – actual return[2]	1,000.00	1,164.85	4.05	.78
Class 1A – assumed 5% return[2]	1,000.00	1,020.93	3.91	.78
Class 2 – actual return	1,000.00	1,185.67	4.34	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 – actual return	1,000.00	1,184.45	5.69	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,128.20	$3.85	.73%
Class 1 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 1A – actual return[2]	1,000.00	1,102.63	4.74	.94
Class 1A – assumed 5% return[2]	1,000.00	1,020.13	4.71	.94
Class 2 – actual return	1,000.00	1,127.06	5.17	.98
Class 2 – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 – actual return	1,000.00	1,125.66	6.48	1.23
Class 4 – assumed 5% return	1,000.00	1,018.70	6.16	1.23
Growth Fund
Class 1 – actual return	$1,000.00	$1,151.48	$1.87	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 1A – actual return[2]	1,000.00	1,124.75	2.95	.58
Class 1A – assumed 5% return[2]	1,000.00	1,021.92	2.91	.58
Class 2 – actual return	1,000.00	1,150.04	3.20	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,150.49	2.83	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,148.65	4.53	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 – actual return	$1,000.00	$1,187.06	$2.87	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 1A – actual return[2]	1,000.00	1,161.69	3.89	.75
Class 1A – assumed 5% return[2]	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	1,185.45	4.23	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 3 – actual return	1,000.00	1,186.37	3.85	.71
Class 3 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 4 – actual return	1,000.00	1,184.80	5.58	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03
New World Fund
Class 1 – actual return	$1,000.00	$1,145.94	$3.99	.75%
Class 1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 1A – actual return[2]	1,000.00	1,121.05	4.88	.96
Class 1A – assumed 5% return[2]	1,000.00	1,020.03	4.81	.96
Class 2 – actual return	1,000.00	1,144.77	5.32	1.00
Class 2 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 4 – actual return	1,000.00	1,143.21	6.64	1.25
Class 4 – assumed 5% return	1,000.00	1,018.60	6.26	1.25

See end of tables for footnotes.

American Funds Insurance Series     201

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2017	6/30/2017	period[1]	ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,058.20	$2.09	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return[2]	1,000.00	1,040.53	2.98	.61
Class 1A – assumed 5% return[2]	1,000.00	1,021.77	3.06	.61
Class 2 – actual return	1,000.00	1,057.61	3.37	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,055.18	4.64	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,148.78	$3.30	.62%
Class 1 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 1A – actual return[2]	1,000.00	1,132.25	3.12	.61
Class 1A – assumed 5% return[2]	1,000.00	1,021.77	3.06	.61
Class 2 – actual return	1,000.00	1,147.00	4.63	.87
Class 2 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 4 – actual return	1,000.00	1,145.78	5.96	1.12
Class 4 – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,098.97	$1.46	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return[2]	1,000.00	1,074.84	2.39	.48
Class 1A – assumed 5% return[2]	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	1,097.65	2.76	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	1,098.35	2.39	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	1,096.35	4.05	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,155.39	$3.53	.66%
Class 1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 1A – actual return[2]	1,000.00	1,138.89	3.54	.69
Class 1A – assumed 5% return[2]	1,000.00	1,021.37	3.46	.69
Class 2 – actual return	1,000.00	1,154.82	4.86	.91
Class 2 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 4 – actual return	1,000.00	1,152.92	6.19	1.16
Class 4 – assumed 5% return	1,000.00	1,019.04	5.81	1.16
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,082.74	$2.74	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 1A – actual return[2]	1,000.00	1,068.83	3.42	.69
Class 1A – assumed 5% return[2]	1,000.00	1,021.37	3.46	.69
Class 2 – actual return	1,000.00	1,081.55	4.03	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 4 – actual return	1,000.00	1,079.18	5.31	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03

202     American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2017	6/30/2017	period[1]	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,082.81	$1.50	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 1A – actual return[2]	1,000.00	1,068.08	2.63	.53
Class 1A – assumed 5% return[2]	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	1,081.69	2.79	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,081.96	2.43	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,080.20	4.07	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,111.92	$3.61	.69%
Class 1 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 1A – actual return[2]	1,000.00	1,101.96	3.48	.69
Class 1A – assumed 5% return[2]	1,000.00	1,021.37	3.46	.69
Class 2 – actual return	1,000.00	1,111.21	4.92	.94
Class 2 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 4 – actual return	1,000.00	1,110.00	6.23	1.19
Class 4 – assumed 5% return	1,000.00	1,018.89	5.96	1.19
Bond Fund
Class 1 – actual return	$1,000.00	$1,026.20	$1.91	.38%
Class 1 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 1A – actual return[2]	1,000.00	1,023.36	2.91	.60
Class 1A – assumed 5% return[2]	1,000.00	1,021.82	3.01	.60
Class 2 – actual return	1,000.00	1,025.11	3.16	.63
Class 2 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 4 – actual return	1,000.00	1,022.88	4.41	.88
Class 4 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Global Bond Fund
Class 1 – actual return	$1,000.00	$1,050.89	$2.90	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 1A – actual return[2]	1,000.00	1,050.87	2.85	.58
Class 1A – assumed 5% return[2]	1,000.00	1,021.92	2.91	.58
Class 2 – actual return	1,000.00	1,049.45	4.17	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 4 – actual return	1,000.00	1,048.81	5.44	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

See end of tables for footnotes.

American Funds Insurance Series     203

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2017	6/30/2017	period[1]	ratio
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,046.04	$2.44	.48%
Class 1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 1A – actual return[2]	1,000.00	1,035.87	3.42	.70
Class 1A – assumed 5% return[2]	1,000.00	1,021.32	3.51	.70
Class 2 – actual return	1,000.00	1,044.30	3.70	.73
Class 2 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 – actual return	1,000.00	1,044.58	3.35	.66
Class 3 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,042.87	4.96	.98
Class 4 – assumed 5% return	1,000.00	1,019.93	4.91	.98
Mortgage Fund
Class 1 – actual return	$1,000.00	$1,015.13	$2.20	.44%
Class 1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 1A – actual return[2]	1,000.00	1,015.16	3.24	.67
Class 1A – assumed 5% return[2]	1,000.00	1,021.47	3.36	.67
Class 2 – actual return	1,000.00	1,013.74	3.45	.69
Class 2 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 4 – actual return	1,000.00	1,012.49	4.69	.94
Class 4 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,002.66	$1.69	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return[2]	1,000.00	1,002.66	1.58	.33
Class 1A – assumed 5% return[2]	1,000.00	1,023.16	1.66	.33
Class 2 – actual return	1,000.00	1,000.91	2.93	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	1,001.80	2.58	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,000.00	4.17	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,018.67	$1.75	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 1A – actual return[2]	1,000.00	1,018.67	2.47	.51
Class 1A – assumed 5% return[2]	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	1,017.59	3.00	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,018.30	2.65	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,016.22	4.25	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85

204     American Funds Insurance Series

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	1/1/2017	6/30/2017	period[1,3]	expense ratio[3]	during period[4]	expense ratio[5]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,141.01	$1.91	.36%	$3.72	.70%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.51	.70
Class P2 – actual return	1,000.00	1,139.10	3.34	.63	5.14	.97
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.86	.97
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,168.73	$1.18	.22%	$3.93	.73%
Class P1 – assumed 5% return	1,000.00	1,023.70	1.10	.22	3.66	.73
Class P2 – actual return	1,000.00	1,165.74	3.38	.63	6.12	1.14
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.71	1.14
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$1,053.66	$1.32	.26%	$3.36	.66%
Class P1 – assumed 5% return	1,000.00	1,023.51	1.30	.26	3.31	.66
Class P2 – actual return	1,000.00	1,051.08	3.20	.63	5.24	1.03
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.16	1.03
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,091.07	$1.92	.37%	$3.37	.65%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.26	.65
Class P2 – actual return	1,000.00	1,091.03	3.27	.63	4.72	.91
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.56	.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,075.26	$1.96	.38%	$3.40	.66%
Class P1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.31	.66
Class P2 – actual return	1,000.00	1,074.33	3.24	.63	4.68	.91
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.56	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 6, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[4]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[5]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series     205

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206     American Funds Insurance Series

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American Funds Insurance Series     207

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

208     American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2017, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2017, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group
The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital System	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	AFIS equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods. AFIS fixed income funds have beaten comparable Lipper indexes in 52% of 10-year periods and 81% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2017.

[2]	Based on Class 2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund.

[3]	Based on management fees for the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0817P

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.

John Hancock

John Hancock

Variable Insurance Trust

June 30, 2017

Portfolio of Investments

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or Principal Amount	Value
COMMON STOCKS - 96.0%
Consumer discretionary - 11.8%
Auto components - 0.2%
BorgWarner, Inc.	43,731	$1,852,445
Delphi Automotive PLC	57,901	5,075,023
The Goodyear Tire & Rubber Company	54,667	1,911,158
		8,838,626
Automobiles - 0.5%
Ford Motor Company	848,666	9,496,573
General Motors Company	297,916	10,406,206
Harley-Davidson, Inc. (L)	37,671	2,034,987
		21,937,766
Distributors - 0.1%
Genuine Parts Company	32,083	2,976,019
LKQ Corp. (I)	66,321	2,185,277
		5,161,296
Diversified consumer services - 0.0%
H&R Block, Inc.	44,592	1,378,339
Hotels, restaurants and leisure - 1.7%
Carnival Corp.	90,462	5,931,593
Chipotle Mexican Grill, Inc. (I)	6,244	2,598,128
Darden Restaurants, Inc.	26,958	2,438,082
Hilton Worldwide Holdings, Inc.	44,394	2,745,769
Marriott International, Inc., Class A	67,585	6,779,451
McDonald’s Corp.	176,765	27,073,327
Royal Caribbean Cruises, Ltd.	36,515	3,988,533
Starbucks Corp.	314,023	18,310,681
Wyndham Worldwide Corp.	22,623	2,271,575
Wynn Resorts, Ltd.	17,321	2,323,093
Yum! Brands, Inc.	71,731	5,290,879
		79,751,111
Household durables - 0.4%
DR Horton, Inc.	74,643	2,580,409
Garmin, Ltd.	24,787	1,264,881
Leggett & Platt, Inc.	28,947	1,520,586
Lennar Corp., A Shares	44,087	2,350,719
Mohawk Industries, Inc. (I)	13,789	3,332,663
Newell Brands, Inc.	104,910	5,625,274
PulteGroup, Inc.	61,328	1,504,376
Whirlpool Corp.	15,970	3,060,171
		21,239,079
Internet and direct marketing retail - 2.6%
Amazon.com, Inc. (I)	86,055	83,301,240
Expedia, Inc.	26,493	3,946,132
Netflix, Inc. (I)	93,509	13,971,180
The Priceline Group, Inc. (I)	10,671	19,960,319
TripAdvisor, Inc. (I)	23,484	897,089
		122,075,960
Leisure products - 0.1%
Hasbro, Inc.	24,210	2,699,657
Mattel, Inc.	73,708	1,586,933
		4,286,590

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media - 2.9%
CBS Corp., Class B	79,767	$5,087,539
Charter Communications, Inc., Class A (I)	46,854	15,782,770
Comcast Corp., Class A	1,026,705	39,959,359
Discovery Communications, Inc., Series A (I)(L)	32,823	847,818
Discovery Communications, Inc., Series C (I)	45,698	1,152,047
DISH Network Corp., Class A (I)	49,209	3,088,357
News Corp., Class A	83,238	1,140,361
News Corp., Class B	25,493	360,726
Omnicom Group, Inc.	50,319	4,171,445
Scripps Networks Interactive, Inc., Class A	20,553	1,403,975
The Interpublic Group of Companies, Inc.	85,782	2,110,237
The Walt Disney Company	315,589	33,531,331
Time Warner, Inc.	168,267	16,895,689
Twenty-First Century Fox, Inc., Class A	228,360	6,471,722
Twenty-First Century Fox, Inc., Class B	105,160	2,930,809
Viacom, Inc., Class B	76,473	2,567,199
		137,501,384
Multiline retail - 0.4%
Dollar General Corp.	54,819	3,951,902
Dollar Tree, Inc. (I)	51,515	3,601,929
Kohl’s Corp. (L)	36,829	1,424,177
Macy’s, Inc.	65,901	1,531,539
Nordstrom, Inc. (L)	24,060	1,150,790
Target Corp.	119,697	6,258,956
		17,919,293
Specialty retail - 2.2%
Advance Auto Parts, Inc.	15,884	1,851,916
AutoNation, Inc. (I)(L)	14,151	596,606
AutoZone, Inc. (I)	6,107	3,483,799
Bed Bath & Beyond, Inc.	31,530	958,512
Best Buy Company, Inc.	57,533	3,298,367
CarMax, Inc. (I)(L)	40,167	2,532,931
Foot Locker, Inc.	28,340	1,396,595
L Brands, Inc.	52,634	2,836,446
Lowe’s Companies, Inc.	186,108	14,428,953
O’Reilly Automotive, Inc. (I)	19,802	4,331,489
Ross Stores, Inc.	84,813	4,896,254
Signet Jewelers, Ltd. (L)	15,221	962,576
Staples, Inc.	140,146	1,411,270
The Gap, Inc.	47,380	1,041,886
The Home Depot, Inc.	259,306	39,777,540
The TJX Companies, Inc.	139,482	10,066,416
Tiffany & Company	23,466	2,202,753
Tractor Supply Company	27,602	1,496,304
Ulta Salon Cosmetics & Fragrance, Inc. (I)	12,652	3,635,426
		101,206,039
Textiles, apparel and luxury goods - 0.7%
Coach, Inc.	61,420	2,907,623
Hanesbrands, Inc. (L)	78,967	1,828,876
Michael Kors Holdings, Ltd. (I)	33,778	1,224,453
NIKE, Inc., Class B	287,406	16,956,954

The accompanying notes are an integral part of the financial statements.

1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
PVH Corp.	16,904	$1,935,508
Ralph Lauren Corp.	12,062	890,176
Under Armour, Inc., Class A (I)(L)	40,491	881,084
Under Armour, Inc., Class C (I)(L)	40,526	817,004
VF Corp.	69,456	4,000,666
		31,442,344
		552,737,827
Consumer staples - 8.7%
Beverages - 2.0%
Brown-Forman Corp., Class B	38,390	1,865,754
Constellation Brands, Inc., Class A	37,076	7,182,733
Dr. Pepper Snapple Group, Inc.	40,112	3,654,604
Molson Coors Brewing Company, Class B	40,265	3,476,480
Monster Beverage Corp. (I)	87,429	4,343,473
PepsiCo, Inc.	309,841	35,783,537
The Coca-Cola Company	834,066	37,407,860
		93,714,441
Food and staples retailing - 1.8%
Costco Wholesale Corp.	95,108	15,210,622
CVS Health Corp.	220,985	17,780,453
Sysco Corp.	106,787	5,374,590
The Kroger Company	197,563	4,607,169
Wal-Mart Stores, Inc.	320,392	24,247,267
Walgreens Boots Alliance, Inc.	185,214	14,504,108
Whole Foods Market, Inc.	69,908	2,943,826
		84,668,035
Food products - 1.3%
Archer-Daniels-Midland Company	124,115	5,135,879
Campbell Soup Company	41,799	2,179,818
Conagra Brands, Inc.	87,670	3,135,079
General Mills, Inc.	124,641	6,905,111
Hormel Foods Corp.	58,198	1,985,134
Kellogg Company	54,491	3,784,945
McCormick & Company, Inc.	24,714	2,409,862
Mondelez International, Inc., Class A	329,114	14,214,434
The Hershey Company	30,493	3,274,033
The J.M. Smucker Company	25,265	2,989,607
The Kraft Heinz Company	129,385	11,080,531
Tyson Foods, Inc., Class A	62,694	3,926,525
		61,020,958
Household products - 1.7%
Church & Dwight Company, Inc.	54,132	2,808,368
Colgate-Palmolive Company	191,759	14,215,095
Kimberly-Clark Corp.	76,916	9,930,625
The Clorox Company	27,782	3,701,674
The Procter & Gamble Company	554,809	48,351,604
		79,007,366
Personal products - 0.1%
Coty, Inc., Class A	101,347	1,901,270
The Estee Lauder Companies, Inc., Class A	48,583	4,662,996
		6,564,266

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Tobacco - 1.8%
Altria Group, Inc.	419,009	$31,203,600
Philip Morris International, Inc.	336,907	39,569,727
Reynolds American, Inc.	179,476	11,673,119
		82,446,446
		407,421,512
Energy - 5.8%
Energy equipment and services - 0.9%
Baker Hughes, Inc.	92,324	5,032,581
Halliburton Company	188,063	8,032,171
Helmerich & Payne, Inc. (L)	23,315	1,266,937
National Oilwell Varco, Inc. (L)	82,723	2,724,896
Schlumberger, Ltd.	301,158	19,828,243
TechnipFMC PLC (I)	101,377	2,757,454
Transocean, Ltd. (I)(L)	85,269	701,764
		40,344,046
Oil, gas and consumable fuels - 4.9%
Anadarko Petroleum Corp.	121,553	5,511,213
Apache Corp.	82,780	3,967,645
Cabot Oil & Gas Corp.	101,001	2,533,105
Chesapeake Energy Corp. (I)(L)	169,618	843,001
Chevron Corp.	410,992	42,878,795
Cimarex Energy Company	20,480	1,925,325
Concho Resources, Inc. (I)	32,139	3,905,853
ConocoPhillips	268,396	11,798,688
Devon Energy Corp.	114,331	3,655,162
EOG Resources, Inc.	125,209	11,333,919
EQT Corp.	37,244	2,182,126
Exxon Mobil Corp.	919,189	74,206,128
Hess Corp.	58,628	2,572,010
Kinder Morgan, Inc.	416,605	7,982,152
Marathon Oil Corp.	186,233	2,206,861
Marathon Petroleum Corp.	112,551	5,889,794
Murphy Oil Corp.	34,981	896,563
Newfield Exploration Company (I)	42,501	1,209,578
Noble Energy, Inc.	98,769	2,795,163
Occidental Petroleum Corp.	165,875	9,930,936
ONEOK, Inc.	45,438	2,370,046
Phillips 66	94,958	7,852,077
Pioneer Natural Resources Company	36,893	5,887,385
Range Resources Corp.	40,760	944,409
Tesoro Corp.	32,806	3,070,642
The Williams Companies, Inc.	179,061	5,421,967
Valero Energy Corp.	96,971	6,541,664
		230,312,207
		270,656,253
Financials - 14.0%
Banks - 6.3%
Bank of America Corp.	2,158,429	52,363,488
BB&T Corp.	176,068	7,995,248
Citigroup, Inc.	597,173	39,938,930
Citizens Financial Group, Inc.	110,403	3,939,179
Comerica, Inc.	38,325	2,806,923

The accompanying notes are an integral part of the financial statements.

2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Fifth Third Bancorp	163,000	$4,231,480
Huntington Bancshares, Inc.	237,426	3,210,000
JPMorgan Chase & Co.	770,591	70,432,017
KeyCorp	237,533	4,451,368
M&T Bank Corp.	33,461	5,419,009
People’s United Financial, Inc.	74,758	1,320,226
Regions Financial Corp.	260,514	3,813,925
SunTrust Banks, Inc.	104,810	5,944,823
The PNC Financial Services Group, Inc.	104,960	13,106,355
U.S. Bancorp	343,567	17,837,999
Wells Fargo & Company	975,183	54,034,890
Zions Bancorporation	43,934	1,929,142
		292,775,002
Capital markets - 2.8%
Affiliated Managers Group, Inc.	12,282	2,037,093
Ameriprise Financial, Inc.	33,101	4,213,426
BlackRock, Inc.	26,332	11,122,900
CBOE Holdings, Inc.	20,085	1,835,769
CME Group, Inc.	73,687	9,228,560
E*TRADE Financial Corp. (I)	59,051	2,245,710
Franklin Resources, Inc.	74,784	3,349,575
Intercontinental Exchange, Inc.	128,506	8,471,116
Invesco, Ltd.	88,414	3,111,289
Moody’s Corp.	36,248	4,410,657
Morgan Stanley	308,921	13,765,520
Nasdaq, Inc.	24,583	1,757,439
Northern Trust Corp.	46,806	4,550,011
Raymond James Financial, Inc.	27,801	2,230,196
S&P Global, Inc.	55,893	8,159,819
State Street Corp.	76,699	6,882,201
T. Rowe Price Group, Inc.	52,492	3,895,431
The Bank of New York Mellon Corp.	225,531	11,506,592
The Charles Schwab Corp.	263,399	11,315,621
The Goldman Sachs Group, Inc.	79,404	17,619,748
		131,708,673
Consumer finance - 0.7%
American Express Company	162,853	13,718,737
Capital One Financial Corp.	104,771	8,656,180
Discover Financial Services	82,465	5,128,498
Navient Corp.	61,862	1,030,002
Synchrony Financial	167,105	4,983,071
		33,516,488
Diversified financial services - 1.5%
Berkshire Hathaway, Inc., Class B (I)	412,004	69,781,117
Leucadia National Corp.	69,533	1,818,983
		71,600,100
Insurance - 2.7%
Aflac, Inc.	86,270	6,701,454
American International Group, Inc.	190,756	11,926,065
Aon PLC	56,767	7,547,173
Arthur J. Gallagher & Company	39,166	2,242,254
Assurant, Inc.	11,861	1,229,867
Chubb, Ltd.	101,292	14,725,827

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Cincinnati Financial Corp.	32,349	$2,343,685
Everest Re Group, Ltd.	8,911	2,268,651
Lincoln National Corp.	48,646	3,287,497
Loews Corp.	59,580	2,788,940
Marsh & McLennan Companies, Inc.	111,815	8,717,097
MetLife, Inc.	234,637	12,890,957
Principal Financial Group, Inc.	58,426	3,743,354
Prudential Financial, Inc.	93,199	10,078,540
The Allstate Corp.	78,984	6,985,345
The Hartford Financial Services Group, Inc.	79,708	4,190,250
The Progressive Corp.	126,279	5,567,641
The Travelers Companies, Inc.	60,639	7,672,653
Torchmark Corp.	23,251	1,778,702
Unum Group	49,619	2,313,734
Willis Towers Watson PLC	27,413	3,987,495
XL Group, Ltd.	56,751	2,485,694
		125,472,875
		655,073,138
Health care - 13.9%
Biotechnology - 2.8%
AbbVie, Inc.	345,376	25,043,214
Alexion Pharmaceuticals, Inc. (I)	48,757	5,932,264
Amgen, Inc.	159,572	27,483,086
Biogen, Inc. (I)	46,333	12,572,923
Celgene Corp. (I)	169,362	21,995,043
Gilead Sciences, Inc.	283,437	20,061,671
Incyte Corp. (I)	36,855	4,640,413
Regeneron Pharmaceuticals, Inc. (I)	16,526	8,116,580
Vertex Pharmaceuticals, Inc. (I)	54,021	6,961,686
		132,806,880
Health care equipment and supplies - 2.7%
Abbott Laboratories	376,419	18,297,728
Align Technology, Inc. (I)	16,376	2,458,365
Baxter International, Inc.	105,651	6,396,112
Becton, Dickinson and Company	49,317	9,622,240
Boston Scientific Corp. (I)	297,026	8,233,561
C.R. Bard, Inc.	15,705	4,964,508
Danaher Corp.	132,324	11,166,822
DENTSPLY SIRONA, Inc.	49,787	3,228,189
Edwards Lifesciences Corp. (I)	45,507	5,380,748
Hologic, Inc. (I)	61,014	2,768,815
IDEXX Laboratories, Inc. (I)	19,071	3,078,441
Intuitive Surgical, Inc. (I)	7,996	7,479,219
Medtronic PLC	296,932	26,352,715
Stryker Corp.	67,397	9,353,356
The Cooper Companies, Inc.	10,546	2,524,923
Varian Medical Systems, Inc. (I)	19,919	2,055,442
Zimmer Biomet Holdings, Inc.	43,655	5,605,302
		128,966,486
Health care providers and services - 2.7%
Aetna, Inc.	71,918	10,919,310
AmerisourceBergen Corp.	36,079	3,410,548

The accompanying notes are an integral part of the financial statements.

3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
Anthem, Inc.	57,402	$10,799,038
Cardinal Health, Inc.	68,451	5,333,702
Centene Corp. (I)	37,435	2,990,308
Cigna Corp.	55,664	9,317,597
DaVita, Inc. (I)	34,013	2,202,682
Envision Healthcare Corp. (I)	25,289	1,584,862
Express Scripts Holding Company (I)	128,748	8,219,272
HCA Healthcare, Inc. (I)	62,068	5,412,330
Henry Schein, Inc. (I)	17,134	3,135,865
Humana, Inc.	31,294	7,529,962
Laboratory Corp. of America Holdings (I)	22,219	3,424,837
McKesson Corp.	45,745	7,526,882
Patterson Companies, Inc. (L)	17,723	832,095
Quest Diagnostics, Inc.	29,535	3,283,111
UnitedHealth Group, Inc.	208,993	38,751,482
Universal Health Services, Inc., Class B	19,335	2,360,417
		127,034,300
Health care technology - 0.1%
Cerner Corp. (I)	63,766	4,238,526
Life sciences tools and services - 0.7%
Agilent Technologies, Inc.	69,987	4,150,929
Illumina, Inc. (I)	31,689	5,498,675
Mettler-Toledo International, Inc. (I)	5,584	3,286,407
PerkinElmer, Inc.	23,688	1,614,100
Thermo Fisher Scientific, Inc.	84,863	14,806,048
Waters Corp. (I)	17,378	3,194,772
		32,550,931
Pharmaceuticals - 4.9%
Allergan PLC	72,847	17,708,377
Bristol-Myers Squibb Company	357,346	19,911,319
Eli Lilly & Company	210,596	17,332,051
Johnson & Johnson	584,317	77,299,296
Mallinckrodt PLC (I)	21,569	966,507
Merck & Company, Inc.	593,246	38,021,136
Mylan NV (I)	100,442	3,899,158
Perrigo Company PLC	30,896	2,333,266
Pfizer, Inc.	1,294,449	43,480,542
Zoetis, Inc.	106,548	6,646,464
		227,598,116
		653,195,239
Industrials - 9.9%
Aerospace and defense - 2.3%
Arconic, Inc.	96,226	2,179,519
General Dynamics Corp.	61,504	12,183,942
L3 Technologies, Inc.	16,946	2,831,338
Lockheed Martin Corp.	54,038	15,001,489
Northrop Grumman Corp.	37,861	9,719,297
Raytheon Company	63,076	10,185,512
Rockwell Collins, Inc.	35,231	3,702,073
Textron, Inc.	58,256	2,743,858
The Boeing Company	121,759	24,077,842
TransDigm Group, Inc.	10,609	2,852,442

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace and defense (continued)
United Technologies Corp.	161,645	$19,738,471
		105,215,783
Air freight and logistics - 0.7%
C.H. Robinson Worldwide, Inc.	30,556	2,098,586
Expeditors International of Washington, Inc.	38,850	2,194,248
FedEx Corp.	53,431	11,612,159
United Parcel Service, Inc., Class B	149,405	16,522,699
		32,427,692
Airlines - 0.6%
Alaska Air Group, Inc.	26,596	2,387,257
American Airlines Group, Inc.	106,888	5,378,604
Delta Air Lines, Inc.	159,744	8,584,643
Southwest Airlines Company	131,207	8,153,203
United Continental Holdings, Inc. (I)	61,165	4,602,666
		29,106,373
Building products - 0.3%
Allegion PLC	20,666	1,676,426
Fortune Brands Home & Security, Inc.	33,277	2,170,991
Johnson Controls International PLC	203,500	8,823,760
Masco Corp.	69,454	2,653,837
		15,325,014
Commercial services and supplies - 0.3%
Cintas Corp.	18,916	2,384,173
Republic Services, Inc.	49,540	3,157,184
Stericycle, Inc. (I)	18,287	1,395,664
Waste Management, Inc.	88,322	6,478,419
		13,415,440
Construction and engineering - 0.1%
Fluor Corp.	30,031	1,374,819
Jacobs Engineering Group, Inc.	26,054	1,417,077
Quanta Services, Inc. (I)	32,673	1,075,595
		3,867,491
Electrical equipment - 0.5%
Acuity Brands, Inc.	9,513	1,933,803
AMETEK, Inc.	49,895	3,022,140
Eaton Corp. PLC	96,851	7,537,913
Emerson Electric Company	139,849	8,337,797
Rockwell Automation, Inc.	27,959	4,528,240
		25,359,893
Industrial conglomerates - 2.2%
3M Company	129,629	26,987,462
General Electric Company	1,888,440	51,006,764
Honeywell International, Inc.	165,367	22,041,767
Roper Technologies, Inc.	22,134	5,124,685
		105,160,678
Machinery - 1.5%
Caterpillar, Inc.	127,656	13,717,914
Cummins, Inc.	33,557	5,443,617
Deere & Company	63,977	7,906,917

The accompanying notes are an integral part of the financial statements.

4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Dover Corp.	34,061	$2,732,373
Flowserve Corp.	28,151	1,307,051
Fortive Corp.	65,623	4,157,217
Illinois Tool Works, Inc.	67,510	9,670,808
Ingersoll-Rand PLC	55,285	5,052,496
PACCAR, Inc.	76,336	5,041,229
Parker-Hannifin Corp.	28,785	4,600,419
Pentair PLC	36,722	2,443,482
Snap-on, Inc.	12,520	1,978,160
Stanley Black & Decker, Inc.	33,189	4,670,688
Xylem, Inc.	38,706	2,145,474
		70,867,845
Professional services - 0.3%
Equifax, Inc.	26,147	3,593,121
IHS Markit, Ltd. (I)	68,834	3,031,449
Nielsen Holdings PLC	72,410	2,799,371
Robert Half International, Inc.	27,806	1,332,742
Verisk Analytics, Inc. (I)	33,581	2,833,229
		13,589,912
Road and rail - 0.9%
CSX Corp.	200,172	10,921,384
J.B. Hunt Transport Services, Inc.	18,463	1,687,149
Kansas City Southern	23,202	2,428,089
Norfolk Southern Corp.	62,996	7,666,613
Union Pacific Corp.	175,018	19,061,210
		41,764,445
Trading companies and distributors - 0.2%
Fastenal Company	62,332	2,713,312
United Rentals, Inc. (I)	18,171	2,048,053
W.W. Grainger, Inc.	11,763	2,123,574
		6,884,939
		462,985,505
Information technology - 21.4%
Communications equipment - 0.9%
Cisco Systems, Inc.	1,084,620	33,948,606
F5 Networks, Inc. (I)	13,959	1,773,631
Harris Corp.	26,393	2,878,948
Juniper Networks, Inc.	83,582	2,330,266
Motorola Solutions, Inc.	35,269	3,059,233
		43,990,684
Electronic equipment, instruments and components - 0.4%
Amphenol Corp., Class A	65,969	4,869,832
Corning, Inc.	200,332	6,019,977
FLIR Systems, Inc.	29,535	1,023,683
TE Connectivity, Ltd.	77,241	6,077,322
		17,990,814
Internet software and services - 4.4%
Akamai Technologies, Inc. (I)	37,383	1,862,047
Alphabet, Inc., Class A (I)	64,566	60,025,719
Alphabet, Inc., Class C (I)	64,723	58,815,732

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
eBay, Inc. (I)	217,764	$7,604,319
Facebook, Inc., Class A (I)	512,727	77,411,522
VeriSign, Inc. (I)(L)	19,209	1,785,669
		207,505,008
IT services - 3.7%
Accenture PLC, Class A	134,510	16,636,197
Alliance Data Systems Corp.	12,147	3,118,013
Automatic Data Processing, Inc.	96,887	9,927,042
Cognizant Technology Solutions Corp., Class A	127,757	8,483,065
CSRA, Inc.	31,307	993,997
DXC Technology Company	61,381	4,709,150
Fidelity National Information Services, Inc.	71,710	6,124,034
Fiserv, Inc. (I)	46,073	5,636,571
Gartner, Inc. (I)	19,620	2,423,266
Global Payments, Inc.	33,154	2,994,469
IBM Corp.	185,454	28,528,389
Mastercard, Inc., Class A	203,424	24,705,845
Paychex, Inc.	69,427	3,953,173
PayPal Holdings, Inc. (I)	242,061	12,991,414
The Western Union Company	102,292	1,948,663
Total System Services, Inc.	36,034	2,098,981
Visa, Inc., Class A	400,418	37,551,200
		172,823,469
Semiconductors and semiconductor equipment - 3.3%
Advanced Micro Devices, Inc. (I)(L)	167,504	2,090,450
Analog Devices, Inc.	79,645	6,196,381
Applied Materials, Inc.	233,201	9,633,533
Broadcom, Ltd.	87,104	20,299,587
Intel Corp.	1,021,115	34,452,420
KLA-Tencor Corp.	34,166	3,126,531
Lam Research Corp.	34,824	4,925,158
Microchip Technology, Inc.	49,795	3,843,178
Micron Technology, Inc. (I)	225,565	6,735,371
NVIDIA Corp.	129,059	18,656,769
Qorvo, Inc. (I)	27,543	1,744,023
QUALCOMM, Inc.	320,089	17,675,315
Skyworks Solutions, Inc.	40,107	3,848,267
Texas Instruments, Inc.	216,184	16,631,035
Versum Materials, Inc.	799	25,968
Xilinx, Inc.	53,746	3,456,943
		153,340,929
Software - 4.7%
Activision Blizzard, Inc.	150,213	8,647,762
Adobe Systems, Inc. (I)	107,282	15,173,966
ANSYS, Inc. (I)	18,540	2,255,947
Autodesk, Inc. (I)	42,249	4,259,544
CA, Inc.	67,849	2,338,755
Citrix Systems, Inc. (I)	32,785	2,609,030
Electronic Arts, Inc. (I)	67,265	7,111,256
Intuit, Inc.	52,933	7,030,032
Microsoft Corp.	1,674,608	115,430,729
Oracle Corp.	651,524	32,667,413

The accompanying notes are an integral part of the financial statements.

5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Red Hat, Inc. (I)	38,732	$3,708,589
salesforce.com, Inc. (I)	145,013	12,558,126
Symantec Corp.	131,885	3,725,751
Synopsys, Inc. (I)	32,866	2,396,917
		219,913,817
Technology hardware, storage and peripherals - 4.0%
Apple, Inc.	1,130,924	162,875,674
Hewlett Packard Enterprise Company	362,129	6,007,720
HP, Inc.	365,120	6,382,298
NetApp, Inc.	58,214	2,331,471
Seagate Technology PLC	64,637	2,504,684
Western Digital Corp.	63,170	5,596,862
Xerox Corp.	45,889	1,318,391
		187,017,100
		1,002,581,821
Materials - 2.7%
Chemicals - 2.0%
AdvanSix, Inc. (I)	223	6,967
Air Products & Chemicals, Inc.	47,241	6,758,297
Albemarle Corp.	23,849	2,517,023
CF Industries Holdings, Inc.	50,239	1,404,682
E.I. du Pont de Nemours & Company	188,120	15,183,165
Eastman Chemical Company	31,650	2,658,284
Ecolab, Inc.	56,616	7,515,774
FMC Corp.	28,858	2,108,077
International Flavors & Fragrances, Inc.	17,125	2,311,875
LyondellBasell Industries NV, Class A	71,543	6,037,514
Monsanto Company	95,181	11,265,623
PPG Industries, Inc.	55,662	6,120,594
Praxair, Inc.	62,019	8,220,618
The Dow Chemical Company	243,815	15,377,412
The Mosaic Company	75,500	1,723,665
The Sherwin-Williams Company	17,573	6,167,420
		95,376,990
Construction materials - 0.2%
Martin Marietta Materials, Inc.	13,506	3,006,165
Vulcan Materials Company	28,563	3,618,361
		6,624,526
Containers and packaging - 0.3%
Avery Dennison Corp.	19,189	1,695,732
Ball Corp.	75,404	3,182,803
International Paper Company	89,599	5,072,199
Sealed Air Corp.	42,490	1,901,852
WestRock Company	54,144	3,067,799
		14,920,385
Metals and mining - 0.2%
Freeport-McMoRan, Inc. (I)	289,552	3,477,520
Newmont Mining Corp.	115,857	3,752,608
Nucor Corp.	69,478	4,020,692
		11,250,820
		128,172,721

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate - 2.8%
Equity real estate investment trusts - 2.7%
Alexandria Real Estate Equities, Inc.	19,857	$2,392,173
American Tower Corp.	92,158	12,194,347
Apartment Investment & Management Company, Class A	33,820	1,453,245
AvalonBay Communities, Inc.	29,880	5,742,040
Boston Properties, Inc.	33,531	4,124,984
Crown Castle International Corp.	79,383	7,952,589
Digital Realty Trust, Inc.	34,714	3,920,946
Equinix, Inc.	16,892	7,249,371
Equity Residential	79,648	5,243,228
Essex Property Trust, Inc.	14,305	3,680,247
Extra Space Storage, Inc.	27,126	2,115,828
Federal Realty Investment Trust	15,840	2,002,018
GGP, Inc.	125,831	2,964,578
HCP, Inc.	102,164	3,265,161
Host Hotels & Resorts, Inc.	159,595	2,915,801
Iron Mountain, Inc.	53,827	1,849,496
Kimco Realty Corp.	91,563	1,680,181
Mid-America Apartment Communities, Inc.	24,493	2,581,072
Prologis, Inc.	114,986	6,742,779
Public Storage	32,436	6,763,879
Realty Income Corp.	59,170	3,265,001
Regency Centers Corp.	32,056	2,007,988
Simon Property Group, Inc.	67,735	10,956,814
SL Green Realty Corp.	21,996	2,327,177
The Macerich Company	25,545	1,483,143
UDR, Inc.	57,565	2,243,308
Ventas, Inc.	77,072	5,354,963
Vornado Realty Trust	37,585	3,529,232
Welltower, Inc.	79,421	5,944,662
Weyerhaeuser Company	163,037	5,461,740
		129,407,991
Real estate management and development - 0.1%
CBRE Group, Inc., Class A (I)	64,638	2,352,823
		131,760,814
Telecommunication services - 2.0%
Diversified telecommunication services - 2.0%
AT&T, Inc.	1,333,741	50,322,048
CenturyLink, Inc. (L)	119,399	2,851,248
Level 3 Communications, Inc. (I)	63,573	3,769,879
Verizon Communications, Inc.	884,924	39,520,706
		96,463,881
Utilities - 3.0%
Electric utilities - 1.9%
Alliant Energy Corp.	49,104	1,972,508
American Electric Power Company, Inc.	106,716	7,413,561
Duke Energy Corp.	151,774	12,686,789
Edison International	70,884	5,542,420
Entergy Corp.	39,182	3,008,002
Eversource Energy	68,423	4,153,960
Exelon Corp.	200,928	7,247,473
FirstEnergy Corp.	97,012	2,828,870

The accompanying notes are an integral part of the financial statements.

6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Electric utilities (continued)
NextEra Energy, Inc.	101,532	$14,227,679
PG&E Corp.	110,430	7,329,239
Pinnacle West Capital Corp.	24,031	2,046,480
PPL Corp.	148,200	5,729,412
The Southern Company	215,911	10,337,819
Xcel Energy, Inc.	110,576	5,073,227
		89,597,439
Independent power and renewable electricity producers - 0.1%
AES Corp.	141,963	1,577,209
NRG Energy, Inc.	68,343	1,176,866
		2,754,075
Multi-utilities - 0.9%
Ameren Corp.	52,359	2,862,467
CenterPoint Energy, Inc.	93,011	2,546,641
CMS Energy Corp.	61,218	2,831,333
Consolidated Edison, Inc.	66,303	5,358,608
Dominion Energy, Inc.	136,382	10,450,953
DTE Energy Company	38,737	4,097,987
NiSource, Inc.	69,702	1,767,643
Public Service Enterprise Group, Inc.	110,164	4,738,154
SCANA Corp.	30,840	2,066,588
Sempra Energy	54,403	6,133,938
WEC Energy Group, Inc.	68,828	4,224,663
		47,078,975
Water utilities - 0.1%
American Water Works Company, Inc.	38,763	3,021,576
		142,452,065
TOTAL COMMON STOCKS (Cost $2,473,599,749)		$4,503,500,776

SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral Trust, 1.1508% (W)(Y)	2,448,943	24,503,878
TOTAL SECURITIES LENDING COLLATERAL (Cost $24,504,755)		$24,503,878

SHORT-TERM INVESTMENTS - 4.0%
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount Note
0.810%, 07/07/2017 *	$30,000,000	29,995,950
0.900%, 07/19/2017 *	50,000,000	49,977,500
		79,973,450

500 Index Trust B (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 2.3%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $105,732,996 on 07/03/2017, collateralized by $110,105,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $107,845,645, including interest)	$105,730,000	$105,730,000
TOTAL SHORT-TERM INVESTMENTS (Cost $185,703,450)		$185,703,450
Total Investments (500 Index Trust B) (Cost $2,683,807,954) - 100.5%		$4,713,708,104
Other assets and liabilities, net - (0.5%)		(23,236,620)
TOTAL NET ASSETS - 100.0%		$4,690,471,484

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis *	Notional Value *	Unrealized Appreciation (Depreciation)
S&P 500 Index E-Mini Futures	1,634	Long	Sep 2017	$198,628,387	$197,787,530	($840,857)
						($840,857)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 89.2%
Consumer discretionary - 11.3%
Auto components - 0.8%
Delphi Automotive PLC	10,356	$907,703
Stanley Electric Company, Ltd.	5,089	154,221
		1,061,924
Automobiles - 0.6%
Geely Automobile Holdings, Ltd.	127,539	274,884
Harley-Davidson, Inc.	10,020	541,280
Tesla, Inc. (I)	271	97,996
		914,160
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	3,841	115,384
Food and staples retailing - 0.0%
Delivery Hero AG (I)	500	15,876
Hotels, restaurants and leisure - 1.9%
Choice Hotels International, Inc.	12,136	779,738
Hilton Worldwide Holdings, Inc.	9,533	589,616
Las Vegas Sands Corp.	2,816	179,914
McDonald’s Corp.	5,528	846,668
Melco Resorts & Entertainment, Ltd., ADR	8,992	201,870
Wynn Resorts, Ltd.	1,451	194,608
		2,792,414
Household durables - 1.1%
NVR, Inc. (I)	683	1,646,447
Internet and direct marketing retail - 2.0%
Amazon.com, Inc. (I)	337	326,216
Ctrip.com International, Ltd., ADR (I)	2,014	108,474
Expedia, Inc.	5,161	768,731
MakeMyTrip, Ltd. (I)	3,643	122,223
Netflix, Inc. (I)	4,566	682,206
The Priceline Group, Inc. (I)	327	611,660
Wayfair, Inc., Class A (I)	2,500	192,200
Zalando SE (I)	3,338	152,637
		2,964,347
Media - 0.5%
Liberty Media Corp.-Liberty Formula One, Series C (I)	2,914	106,711
Viacom, Inc., Class B	16,700	560,619
		667,330
Specialty retail - 2.7%
Advance Auto Parts, Inc.	7,326	854,138
CarMax, Inc. (I)	3,841	242,213
Jand, Inc., Class A (I)(R)	3,495	29,568
Lowe’s Companies, Inc.	7,757	601,400
The Home Depot, Inc.	5,849	897,237
The TJX Companies, Inc.	11,749	847,925
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,705	489,915
		3,962,396
Textiles, apparel and luxury goods - 1.6%
NIKE, Inc., Class B	40,193	2,371,387
		16,511,665

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples - 4.8%
Beverages - 1.0%
Monster Beverage Corp. (I)	13,155	$653,540
The Coca-Cola Company	18,006	807,569
		1,461,109
Food and staples retailing - 0.9%
Costco Wholesale Corp.	7,248	1,159,173
The Kroger Company	5,400	125,928
X5 Retail Group NV, GDR (I)	2,975	103,084
		1,388,185
Food products - 0.3%
The Hershey Company	4,467	479,622
Household products - 0.7%
Colgate-Palmolive Company	12,840	951,829
Personal products - 1.1%
Coty, Inc., Class A	13,658	256,224
Pola Orbis Holdings, Inc.	2,852	75,454
Unilever NV - NY Shares	23,241	1,284,530
		1,616,208
Tobacco - 0.8%
Philip Morris International, Inc.	10,074	1,183,191
		7,080,144
Energy - 3.6%
Energy equipment and services - 0.1%
Halliburton Company	5,119	218,632
Oil, gas and consumable fuels - 3.5%
Cabot Oil & Gas Corp.	6,867	172,224
Chevron Corp.	8,445	881,067
EOG Resources, Inc.	1,775	160,673
Hess Corp.	14,600	640,502
Newfield Exploration Company (I)	37,150	1,057,289
Phillips 66	10,753	889,166
Suncor Energy, Inc.	32,357	944,824
World Fuel Services Corp.	9,570	367,967
		5,113,712
		5,332,344
Financials - 20.6%
Banks - 9.2%
ABN AMRO Group NV (S)	5,979	158,395
Bank of America Corp.	86,384	2,095,676
Citigroup, Inc.	37,194	2,487,535
Comerica, Inc.	3,861	282,780
Credit Agricole SA	11,924	192,076
First Citizens BancShares, Inc., Class A	736	274,307
First Republic Bank	5,744	574,974
ICICI Bank, Ltd., ADR	13,573	121,747
JPMorgan Chase & Co.	14,632	1,337,365
M&T Bank Corp.	10,240	1,658,368
Societe Generale SA	3,572	192,622
The PNC Financial Services Group, Inc.	24,356	3,041,334
Wells Fargo & Company	19,257	1,067,030
		13,484,209

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets - 2.8%
BlackRock, Inc.	4,493	$1,897,888
Deutsche Bank AG	18,132	322,568
FactSet Research Systems, Inc.	3,615	600,741
Moody’s Corp.	1,844	224,378
Morgan Stanley	5,040	224,582
Northern Trust Corp.	1,647	160,105
Ocelot Partners, Ltd. (I)(S)	7,469	73,601
TD Ameritrade Holding Corp.	9,800	421,302
The Charles Schwab Corp.	3,648	156,718
		4,081,883
Consumer finance - 1.1%
American Express Company	14,364	1,210,023
Credit Acceptance Corp. (I)	1,710	439,709
		1,649,732
Diversified financial services - 0.5%
Berkshire Hathaway, Inc., Class B (I)	4,318	731,340
Insurance - 7.0%
Alleghany Corp. (I)	607	361,044
American International Group, Inc.	15,999	1,000,257
Chubb, Ltd.	16,330	2,374,055
Fairfax Financial Holdings, Ltd.	1,151	498,823
First American Financial Corp.	1,744	77,939
FNF Group	1,833	82,173
Markel Corp. (I)	1,569	1,531,124
Marsh & McLennan Companies, Inc.	10,698	834,016
MetLife, Inc.	28,092	1,543,374
Tokio Marine Holdings, Inc.	3,504	145,813
Unum Group	10,534	491,200
White Mountains Insurance Group, Ltd.	540	469,060
XL Group, Ltd.	17,757	777,757
		10,186,635
		30,133,799
Health care - 11.0%
Biotechnology - 0.6%
Genmab A/S (I)	706	150,533
Incyte Corp. (I)	1,228	154,617
TESARO, Inc. (I)	2,107	294,685
Vertex Pharmaceuticals, Inc. (I)	2,203	283,901
		883,736
Health care equipment and supplies - 1.7%
Edwards Lifesciences Corp. (I)	5,097	602,669
Hologic, Inc. (I)	16,431	745,639
Medtronic PLC	13,362	1,185,878
		2,534,186
Health care providers and services - 3.5%
Cardinal Health, Inc.	10,892	848,705
Envision Healthcare Corp. (I)	17,016	1,066,393
Laboratory Corp. of America Holdings (I)	4,679	721,221
McKesson Corp.	11,029	1,814,712
UnitedHealth Group, Inc.	3,812	706,821
		5,157,852

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Life sciences tools and services - 0.2%
ICON PLC (I)	1,196	$116,957
Illumina, Inc. (I)	650	112,788
		229,745
Pharmaceuticals - 5.0%
Allergan PLC	2,148	522,157
Bristol-Myers Squibb Company	34,736	1,935,490
Eli Lilly & Company	13,374	1,100,680
Johnson & Johnson	1,489	196,980
Merck & Company, Inc.	21,878	1,402,161
Mylan NV (I)	29,627	1,150,120
Roche Holding AG	3,286	839,622
Zoetis, Inc.	1,854	115,653
		7,262,863
		16,068,382
Industrials - 12.9%
Aerospace and defense - 0.6%
BAE Systems PLC	24,192	199,712
Lockheed Martin Corp.	2,456	681,810
		881,522
Air freight and logistics - 0.8%
United Parcel Service, Inc., Class B	9,902	1,095,062
XPO Logistics, Inc. (I)	2,447	158,150
		1,253,212
Airlines - 0.4%
Delta Air Lines, Inc.	2,866	154,019
JetBlue Airways Corp. (I)	9,411	214,853
United Continental Holdings, Inc. (I)	2,812	211,603
		580,475
Building products - 0.8%
Lennox International, Inc.	6,388	1,173,092
Commercial services and supplies - 1.2%
Cintas Corp.	5,971	752,585
Clean Harbors, Inc. (I)	10,876	607,207
UniFirst Corp.	2,883	405,638
		1,765,430
Electrical equipment - 0.3%
Legrand SA	2,456	171,629
Mitsubishi Electric Corp.	6,477	93,674
OSRAM Licht AG	2,038	162,677
		427,980
Industrial conglomerates - 1.1%
3M Company	4,375	910,831
Honeywell International, Inc.	5,517	735,361
		1,646,192
Machinery - 2.1%
Allison Transmission Holdings, Inc.	13,164	493,782
Cummins, Inc.	664	107,714
Harmonic Drive Systems, Inc.	4,456	154,589
IDEX Corp.	9,079	1,026,018

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
PACCAR, Inc.	10,214	$674,533
The Middleby Corp. (I)	3,737	454,083
Xylem, Inc.	1,962	108,754
		3,019,473
Professional services - 0.3%
TransUnion (I)	9,315	403,433
Road and rail - 5.0%
AMERCO	2,235	818,144
Canadian National Railway Company	18,046	1,464,220
CSX Corp.	14,129	770,878
DSV A/S	1,614	99,139
Genesee & Wyoming, Inc., Class A (I)	13,579	928,668
Old Dominion Freight Line, Inc.	1,400	133,336
Swift Transportation Company (I)	53,400	1,415,100
Union Pacific Corp.	15,745	1,714,788
		7,344,273
Trading companies and distributors - 0.3%
Ashtead Group PLC	1,489	30,811
Fastenal Company	8,242	358,774
		389,585
		18,884,667
Information technology - 16.9%
Communications equipment - 1.4%
Acacia Communications, Inc. (I)	16,693	692,259
Arista Networks, Inc. (I)	2,174	325,643
Cisco Systems, Inc.	11,380	356,194
Lumentum Holdings, Inc. (I)	4,734	270,075
Motorola Solutions, Inc.	5,277	457,727
		2,101,898
Electronic equipment, instruments and components - 0.8%
AAC Technologies Holdings, Inc.	23,101	288,558
IPG Photonics Corp. (I)	975	141,473
Keysight Technologies, Inc. (I)	10,103	393,310
National Instruments Corp.	2,356	94,758
Universal Display Corp.	1,123	122,688
Veracode, Inc. (I)	18,712	67,176
		1,107,963
Internet software and services - 3.7%
Alibaba Group Holding, Ltd., ADR (I)	2,086	293,917
Alphabet, Inc., Class A (I)	300	278,904
Cloudera, Inc. (I)	15,771	240,335
CoStar Group, Inc. (I)	3,131	825,332
Facebook, Inc., Class A (I)	6,352	959,025
GoDaddy, Inc., Class A (I)	17,190	729,200
Just Eat PLC (I)	26,295	224,448
SINA Corp. (I)	2,106	178,947
SMS Company, Ltd.	2,978	90,521
The Trade Desk, Inc., Class A (I)	57	2,856
Weibo Corp., ADR (I)	5,759	382,801
Yandex NV, Class A (I)	8,664	227,343

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Zillow Group, Inc., Class A (I)	1,470	$71,795
Zillow Group, Inc., Class C (I)	18,103	887,228
		5,392,652
IT services - 2.0%
Accenture PLC, Class A	6,576	813,320
Automatic Data Processing, Inc.	6,035	618,346
PayPal Holdings, Inc. (I)	12,621	677,369
Visa, Inc., Class A	9,273	869,622
		2,978,657
Semiconductors and semiconductor equipment - 3.9%
Advanced Micro Devices, Inc. (I)	44,983	561,388
Broadcom, Ltd.	837	195,064
Intel Corp.	22,280	751,727
Maxim Integrated Products, Inc.	18,237	818,841
Microchip Technology, Inc.	7,418	572,521
Micron Technology, Inc. (I)	16,520	493,287
NVIDIA Corp.	1,241	179,399
ON Semiconductor Corp. (I)	6,628	93,057
QUALCOMM, Inc.	32,697	1,805,528
Skyworks Solutions, Inc.	2,533	243,041
		5,713,853
Software - 4.8%
Activision Blizzard, Inc.	2,126	122,394
Adobe Systems, Inc. (I)	5,566	787,255
Autodesk, Inc. (I)	4,680	471,838
Birst, Inc. (I)	46,072	8,754
Electronic Arts, Inc. (I)	2,109	222,963
HubSpot, Inc. (I)	1,639	107,764
Konami Holdings Corp.	2,360	131,371
Microsoft Corp.	35,222	2,427,852
Nintendo Company, Ltd.	1,173	392,710
ServiceNow, Inc. (I)	7,146	757,476
SS&C Technologies Holdings, Inc.	4,009	153,986
Take-Two Interactive Software, Inc. (I)	3,943	289,337
The Ultimate Software Group, Inc. (I)	1,771	372,016
Workday, Inc., Class A (I)	7,251	703,347
		6,949,063
Technology hardware, storage and peripherals - 0.3%
Apple, Inc.	3,310	476,706
		24,720,792
Materials - 4.7%
Chemicals - 1.7%
Platform Specialty Products Corp. (I)	28,561	362,153
Praxair, Inc.	4,160	551,408
The Sherwin-Williams Company	1,553	545,041
Westlake Chemical Corp.	16,590	1,098,424
		2,557,026
Construction materials - 0.1%
Martin Marietta Materials, Inc.	675	150,242
Containers and packaging - 2.3%
Ball Corp.	11,326	478,070

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Containers and packaging (continued)
International Paper Company	44,499	$2,519,088
Silgan Holdings, Inc.	12,878	409,263
		3,406,421
Metals and mining - 0.4%
Alcoa Corp.	15,900	519,135
Paper and forest products - 0.2%
KapStone Paper and Packaging Corp.	12,479	257,442
		6,890,266
Real estate - 1.1%
Equity real estate investment trusts - 1.0%
American Tower Corp.	2,393	316,642
Public Storage	5,465	1,139,616
		1,456,258
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	2,554	132,323
		1,588,581
Telecommunication services - 0.8%
Diversified telecommunication services - 0.8%
Verizon Communications, Inc.	26,009	1,161,562
Utilities - 1.5%
Electric utilities - 0.6%
NextEra Energy, Inc.	6,230	873,010
Gas utilities - 0.3%
UGI Corp.	8,797	425,863
Multi-utilities - 0.6%
Sempra Energy	7,506	846,302
		2,145,175
TOTAL COMMON STOCKS (Cost $114,596,136)		$130,517,377

PREFERRED SECURITIES - 8.2%
Consumer discretionary - 0.7%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	8,963	269,249
Internet and direct marketing retail - 0.5%
Coupang LLC (I)(R)	143,460	717,300
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	7,805	66,030
		1,052,579
Industrials - 0.4%
Electrical equipment - 0.4%
Lithium Technology Corp. (I)(R)	118,631	530,281
Information technology - 6.0%
Internet software and services - 4.2%
Dropbox, Inc., Series C (I)(R)	10,895	145,884
Lookout, Inc., Series F (I)(R)	25,174	176,218

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology (continued)
Internet software and services (continued)
Uber Technologies, Inc. (I)(R)	142,224	$5,896,607
		6,218,709
Software - 1.8%
DraftKings, Inc., Series C (I)(R)	75,450	165,990
DraftKings, Inc., Series E (I)(R)	32,851	65,045
Essence Group Holdings Corp. (I)(R)	203,629	447,984
MarkLogic Corp., Series F (I)(R)	30,839	303,147
Pinterest, Inc., Series G (I)(R)	162,095	1,163,695
Zuora, Inc., Series F (I)(R)	99,899	434,561
		2,580,422
		8,799,131
Real estate - 1.1%
Real estate management and development - 1.1%
Redfin Corp. (I)(R)	78,202	368,331
WeWork Companies, Inc., Series D1 (I)(R)	12,694	657,676
WeWork Companies, Inc., Series D2 (I)(R)	9,974	516,753
		1,542,760
TOTAL PREFERRED SECURITIES (Cost $7,102,100)		$11,924,751

WARRANTS - 0.0%
Ocelot Partners, Ltd. (Expiration Date: 03/08/2020; Strike Price: $11.50) (I)	7,469	3,735
TOTAL WARRANTS (Cost $75)		$3,735

RIGHTS - 0.0%
ACS Actividades de Construccion y Servicios SA (Expiration Date: 07/14/2017) (I)(N)	3,369	2,694
TOTAL RIGHTS (Cost $2,856)		$2,694

SHORT-TERM INVESTMENTS - 2.9%
Repurchase agreement - 2.9%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2017 at 1.120% to be repurchased at $4,300,401 on 07/03/2017, collateralized by $4,182,825 U.S. Treasury Inflation Indexed Notes, 1.250% due 07/15/2020 (valued at $4,386,035, including interest)	$4,300,000	4,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,300,000)		$4,300,000
Total Investments (Alpha Opportunities Trust) (Cost $126,001,167) - 100.3%		$146,748,557
Other assets and liabilities, net - (0.3%)		(391,474)
TOTAL NET ASSETS - 100.0%		$146,357,083

Security Abbreviations and Legend

ADR	American Depositary Receipts

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

GDR	Global Depositary Receipts
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

American Asset Allocation Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	69,516,044	$1,553,683,584
TOTAL INVESTMENT COMPANIES (Cost $1,087,226,912)		$1,553,683,584
Total Investments (American Asset Allocation Trust) (Cost $1,087,226,912) - 100.0%		$1,553,683,584
Other assets and liabilities, net - 0.0%		(3,773)
TOTAL NET ASSETS - 100.0%		$1,553,679,811

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

American Global Growth Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	8,263,457	$228,815,117
TOTAL INVESTMENT COMPANIES (Cost $213,662,682)		$228,815,117
Total Investments (American Global Growth Trust) (Cost $213,662,682) - 100.0%		$228,815,117
Other assets and liabilities, net - 0.0%		91,027
TOTAL NET ASSETS - 100.0%		$228,906,144

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	12,889,315	$903,283,188
TOTAL INVESTMENT COMPANIES (Cost $767,010,635)		$903,283,188
Total Investments (American Growth Trust) (Cost $767,010,635) - 100.0%		$903,283,188
Other assets and liabilities, net - 0.0%		(9,038)
TOTAL NET ASSETS - 100.0%		$903,274,149

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

American Growth-Income Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	23,431,739	$1,067,784,367
TOTAL INVESTMENT COMPANIES (Cost $949,503,792)		$1,067,784,367
Total Investments (American Growth-Income Trust) (Cost $949,503,792) - 100.0%		$1,067,784,367
Other assets and liabilities, net - 0.0%		(10,303)
TOTAL NET ASSETS - 100.0%		$1,067,774,064

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

American International Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	27,152,705	$534,093,702
TOTAL INVESTMENT COMPANIES (Cost $463,950,755)		$534,093,702
Total Investments (American International Trust) (Cost $463,950,755) - 100.0%		$534,093,702
Other assets and liabilities, net - 0.0%		(9,632)
TOTAL NET ASSETS - 100.0%		$534,084,070

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

American New World Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,966,217	$89,477,857
TOTAL INVESTMENT COMPANIES (Cost $85,774,957)		$89,477,857
Total Investments (American New World Trust) (Cost $85,774,957) - 100.0%		$89,477,857
Other assets and liabilities, net - 0.0%		(25,457)
TOTAL NET ASSETS - 100.0%		$89,452,400

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.6%
Consumer discretionary - 22.9%
Auto components - 0.3%
Delphi Automotive PLC	59,000	$5,171,349
Automobiles - 1.2%
Ferrari NV	53,200	4,576,264
Tesla, Inc. (I)(L)	45,582	16,482,907
		21,059,171
Hotels, restaurants and leisure - 3.5%
Domino’s Pizza, Inc.	3,700	782,661
Hilton Worldwide Holdings, Inc.	98,374	6,084,432
Marriott International, Inc., Class A	124,629	12,501,535
McDonald’s Corp.	24,600	3,767,736
MGM Resorts International	201,020	6,289,916
Norwegian Cruise Line Holdings, Ltd. (I)	2,000	108,580
Royal Caribbean Cruises, Ltd.	80,300	8,771,169
Starbucks Corp.	155,103	9,044,056
Yum! Brands, Inc.	163,900	12,089,264
		59,439,349
Internet and direct marketing retail - 14.6%
Amazon.com, Inc. (I)	150,989	146,157,352
Ctrip.com International, Ltd., ADR (I)	175,240	9,438,426
Netflix, Inc. (I)	105,600	15,777,696
The Priceline Group, Inc. (I)	41,200	77,065,424
		248,438,898
Media - 0.1%
Charter Communications, Inc., Class A (I)	749	252,301
Comcast Corp., Class A	20,500	797,860
The Walt Disney Company	1,200	127,500
		1,177,661
Multiline retail - 0.2%
Dollar General Corp.	42,900	3,092,661
Specialty retail - 2.8%
AutoZone, Inc. (I)	5,700	3,251,622
Lowe’s Companies, Inc.	58,500	4,535,505
O’Reilly Automotive, Inc. (I)	44,359	9,703,088
Ross Stores, Inc.	150,900	8,711,457
The Home Depot, Inc.	140,000	21,476,000
		47,677,672
Textiles, apparel and luxury goods - 0.2%
Coach, Inc.	66,600	3,152,844
		389,209,605
Consumer staples - 2.1%
Beverages - 0.2%
Constellation Brands, Inc., Class A	16,700	3,235,291
Monster Beverage Corp. (I)	10,000	496,800
		3,732,091
Food and staples retailing - 0.7%
Costco Wholesale Corp.	1,400	223,902
Walgreens Boots Alliance, Inc.	132,800	10,399,568
		10,623,470

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Tobacco - 1.2%
Philip Morris International, Inc.	176,600	$20,741,670
		35,097,231
Financials - 9.4%
Banks - 1.9%
Citigroup, Inc.	65,600	4,387,328
Citizens Financial Group, Inc.	154,200	5,501,856
First Republic Bank	71,287	7,135,829
JPMorgan Chase & Co.	158,800	14,514,320
		31,539,333
Capital markets - 6.6%
Ameriprise Financial, Inc.	1,151	146,511
CME Group, Inc.	21,100	2,642,564
Intercontinental Exchange, Inc.	320,600	21,133,952
Morgan Stanley	820,200	36,548,112
S&P Global, Inc.	19,000	2,773,810
State Street Corp.	182,707	16,394,299
TD Ameritrade Holding Corp.	515,900	22,178,541
The Bank of New York Mellon Corp.	26,700	1,362,234
The Charles Schwab Corp.	210,000	9,021,600
The Goldman Sachs Group, Inc.	1,100	244,090
		112,445,713
Insurance - 0.9%
Chubb, Ltd.	4,800	697,824
Marsh & McLennan Companies, Inc.	62,300	4,856,908
The Progressive Corp.	67,400	2,971,666
Willis Towers Watson PLC	52,318	7,610,176
		16,136,574
		160,121,620
Health care - 17.0%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (I)	142,828	17,377,883
Biogen, Inc. (I)	43,200	11,722,752
Celgene Corp. (I)	128,900	16,740,243
Regeneron Pharmaceuticals, Inc. (I)	800	392,912
Shire PLC, ADR	5,587	923,363
Vertex Pharmaceuticals, Inc. (I)	150,100	19,343,387
		66,500,540
Health care equipment and supplies - 5.5%
Becton, Dickinson and Company	107,046	20,885,745
Danaher Corp.	294,726	24,871,927
DENTSPLY SIRONA, Inc.	2,600	168,584
Intuitive Surgical, Inc. (I)	26,900	25,161,453
Stryker Corp.	163,579	22,701,494
		93,789,203
Health care providers and services - 5.2%
Aetna, Inc.	99,694	15,136,540
Cigna Corp.	81,200	13,592,068
Henry Schein, Inc. (I)	1,600	292,832
Humana, Inc.	67,100	16,145,602

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	229,100	$42,479,722
		87,646,764
Life sciences tools and services - 1.1%
Agilent Technologies, Inc.	12,400	735,444
Illumina, Inc. (I)	4,072	706,573
Thermo Fisher Scientific, Inc.	101,576	17,721,965
		19,163,982
Pharmaceuticals - 1.3%
Allergan PLC	58,898	14,317,515
Bristol-Myers Squibb Company	3,900	217,308
Merck & Company, Inc.	60,500	3,877,445
Zoetis, Inc.	55,200	3,443,376
		21,855,644
		288,956,133
Industrials - 7.7%
Aerospace and defense - 2.0%
General Dynamics Corp.	400	79,240
Northrop Grumman Corp.	13,200	3,388,572
Raytheon Company	1,400	226,072
Rockwell Collins, Inc.	16,400	1,723,312
Textron, Inc.	3,400	160,140
The Boeing Company	141,900	28,060,725
		33,638,061
Air freight and logistics - 0.0%
FedEx Corp.	3,800	825,854
Airlines - 2.9%
Alaska Air Group, Inc.	165,200	14,828,352
American Airlines Group, Inc.	540,100	27,177,832
Delta Air Lines, Inc.	6,500	349,310
United Continental Holdings, Inc. (I)	83,865	6,310,841
		48,666,335
Building products - 0.0%
Johnson Controls International PLC	8,477	367,563
Industrial conglomerates - 1.0%
Honeywell International, Inc.	58,100	7,744,149
Roper Technologies, Inc.	39,600	9,168,588
		16,912,737
Machinery - 0.9%
Fortive Corp.	210,513	13,335,999
Stanley Black & Decker, Inc.	14,100	1,984,293
Wabtec Corp. (L)	9,100	832,650
		16,152,942
Professional services - 0.5%
Equifax, Inc.	38,000	5,221,960
IHS Markit, Ltd. (I)	76,240	3,357,609
		8,579,569
Road and rail - 0.4%
Canadian Pacific Railway, Ltd.	24,100	3,875,521

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Road and rail (continued)
CSX Corp.	37,400	$2,040,544
Union Pacific Corp.	900	98,019
		6,014,084
		131,157,145
Information technology - 37.6%
Communications equipment - 0.1%
Harris Corp.	7,800	850,824
Internet software and services - 16.8%
Alibaba Group Holding, Ltd., ADR (I)	365,161	51,451,185
Alphabet, Inc., Class A (I)	43,566	40,502,439
Alphabet, Inc., Class C (I)	80,398	73,060,075
Facebook, Inc., Class A (I)	580,308	87,614,902
MercadoLibre, Inc.	300	75,264
Tencent Holdings, Ltd.	906,700	32,527,804
		285,231,669
IT services - 8.6%
Fidelity National Information Services, Inc.	98,355	8,399,517
Fiserv, Inc. (I)	147,300	18,020,682
FleetCor Technologies, Inc. (I)	15,400	2,220,834
Global Payments, Inc.	38,100	3,441,192
Mastercard, Inc., Class A	357,521	43,420,925
PayPal Holdings, Inc. (I)	324,200	17,399,814
Vantiv, Inc., Class A (I)	2,600	164,684
Visa, Inc., Class A	564,300	52,920,054
		145,987,702
Semiconductors and semiconductor equipment - 1.5%
Analog Devices, Inc.	29,300	2,279,540
Broadcom, Ltd.	70,100	16,336,805
KLA-Tencor Corp.	28,400	2,598,884
Microchip Technology, Inc. (L)	60,000	4,630,800
Xilinx, Inc.	5,300	342,754
		26,188,783
Software - 9.0%
Activision Blizzard, Inc.	2,600	149,682
Electronic Arts, Inc. (I)	108,700	11,491,764
Intuit, Inc.	73,500	9,761,535
Microsoft Corp.	878,200	60,534,326
Red Hat, Inc. (I)	126,387	12,101,555
salesforce.com, Inc. (I)	334,500	28,967,700
ServiceNow, Inc. (I)	212,600	22,535,600
Snap, Inc., Class A (I)(L)	8,400	149,268
Workday, Inc., Class A (I)	81,500	7,905,500
		153,596,930
Technology hardware, storage and peripherals - 1.6%
Apple, Inc.	187,700	27,032,554
		638,888,462
Materials - 0.6%
Chemicals - 0.3%
E.I. du Pont de Nemours & Company	1,500	121,065
PPG Industries, Inc.	1,600	175,936

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
The Sherwin-Williams Company	11,400	$4,000,944
		4,297,945
Containers and packaging - 0.3%
Ball Corp.	119,729	5,053,761
		9,351,706
Real estate - 2.1%
Equity real estate investment trusts - 2.1%
American Tower Corp.	215,138	28,467,060
Equinix, Inc.	12,221	5,244,764
SBA Communications Corp. (I)	6,500	876,850
		34,588,674
Utilities - 0.2%
Electric utilities - 0.2%
NextEra Energy, Inc.	27,100	3,797,523
TOTAL COMMON STOCKS (Cost $984,933,118)		$1,691,168,099

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,777,614	17,786,627
TOTAL SECURITIES LENDING COLLATERAL (Cost $17,786,279)		$17,786,627

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	6,135,618	6,135,618
T. Rowe Price Government Money Fund, 0.9816% (Y)	7,711,764	7,711,764
		13,847,382
TOTAL SHORT-TERM INVESTMENTS (Cost $13,847,382)		$13,847,382
Total Investments (Blue Chip Growth Trust) (Cost $1,016,566,779) - 101.4%		$1,722,802,108
Other assets and liabilities, net - (1.4%)		(24,585,478)
TOTAL NET ASSETS - 100.0%		$1,698,216,630

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 100.0%
Consumer discretionary - 25.2%
Automobiles - 1.5%
Tesla, Inc. (I)(L)	42,438	$15,346,005
Hotels, restaurants and leisure - 3.5%
Marriott International, Inc., Class A	191,987	19,258,216
McDonald’s Corp.	99,087	15,176,165
		34,434,381
Internet and direct marketing retail - 11.6%
Amazon.com, Inc. (I)	50,746	49,122,128
Expedia, Inc.	56,247	8,377,991
Netflix, Inc. (I)	213,084	31,836,880
The Priceline Group, Inc. (I)	13,574	25,390,438
		114,727,437
Media - 1.6%
Charter Communications, Inc., Class A (I)	47,646	16,049,555
Specialty retail - 5.4%
Industria de Diseno Textil SA	450,556	17,303,586
O’Reilly Automotive, Inc. (I)	48,973	10,712,354
The Home Depot, Inc.	106,415	16,324,061
Ulta Salon Cosmetics & Fragrance, Inc. (I)	30,950	8,893,173
		53,233,174
Textiles, apparel and luxury goods - 1.6%
adidas AG	81,061	15,543,341
		249,333,893
Consumer staples - 3.0%
Beverages - 1.8%
Constellation Brands, Inc., Class A	29,507	5,716,391
Monster Beverage Corp. (I)	238,682	11,857,722
		17,574,113
Food and staples retailing - 1.2%
Costco Wholesale Corp.	78,648	12,578,175
		30,152,288
Energy - 0.9%
Oil, gas and consumable fuels - 0.9%
Concho Resources, Inc. (I)	74,992	9,113,778
Financials - 3.1%
Banks - 1.3%
JPMorgan Chase & Co.	138,438	12,653,233
Capital markets - 1.8%
The Goldman Sachs Group, Inc.	80,548	17,873,601
		30,526,834
Health care - 11.5%
Biotechnology - 6.3%
BioMarin Pharmaceutical, Inc. (I)(L)	139,064	12,629,792
Celgene Corp. (I)	183,593	23,843,223
Regeneron Pharmaceuticals, Inc. (I)	19,659	9,655,321
Shire PLC, ADR	46,254	7,644,399
Vertex Pharmaceuticals, Inc. (I)	68,260	8,796,666
		62,569,401

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies - 0.2%
Boston Scientific Corp. (I)	71,647	$1,986,055
Health care providers and services - 0.5%
UnitedHealth Group, Inc.	24,509	4,544,459
Life sciences tools and services - 1.0%
Illumina, Inc. (I)	57,082	9,904,869
Pharmaceuticals - 3.5%
Allergan PLC	70,681	17,181,844
Bristol-Myers Squibb Company	322,829	17,988,032
		35,169,876
		114,174,660
Industrials - 5.0%
Aerospace and defense - 1.6%
The Boeing Company	80,774	15,973,059
Air freight and logistics - 1.6%
FedEx Corp.	70,534	15,329,154
Machinery - 1.8%
Caterpillar, Inc.	47,422	5,095,968
Parker-Hannifin Corp.	82,439	13,175,401
		18,271,369
		49,573,582
Information technology - 49.2%
Internet software and services - 16.7%
Alibaba Group Holding, Ltd., ADR (I)	274,806	38,720,165
Alphabet, Inc., Class A (I)	26,279	24,431,061
Alphabet, Inc., Class C (I)	26,867	24,414,849
Facebook, Inc., Class A (I)	293,887	44,371,059
Tencent Holdings, Ltd.	924,775	33,176,243
		165,113,377
IT services - 7.2%
FleetCor Technologies, Inc. (I)	81,636	11,772,728
Mastercard, Inc., Class A	247,240	30,027,298
Visa, Inc., Class A	313,302	29,381,462
		71,181,488
Semiconductors and semiconductor equipment - 6.2%
Broadcom, Ltd.	79,704	18,575,017
NVIDIA Corp.	167,904	24,272,202
QUALCOMM, Inc.	135,436	7,478,776
Texas Instruments, Inc.	141,270	10,867,901
		61,193,896
Software - 13.3%
Activision Blizzard, Inc.	333,830	19,218,593
Adobe Systems, Inc. (I)	167,246	23,655,274
Microsoft Corp.	532,788	36,725,077
Red Hat, Inc. (I)	114,103	10,925,362
salesforce.com, Inc. (I)	272,625	23,609,325
Splunk, Inc. (I)	121,757	6,926,756
Workday, Inc., Class A (I)	116,423	11,293,031
		132,353,418

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Technology hardware, storage and peripherals - 5.8%
Apple, Inc.	400,893	$57,736,610
		487,578,789
Materials - 0.9%
Chemicals - 0.9%
Albemarle Corp.	87,888	9,275,700
Real estate - 1.2%
Equity real estate investment trusts - 1.2%
Crown Castle International Corp.	121,125	12,134,303
TOTAL COMMON STOCKS (Cost $731,467,819)		$991,863,827

SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral Trust, 1.1508% (W)(Y)	546,852	5,471,742
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,471,640)		$5,471,742

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	3,507,662	3,507,662
TOTAL SHORT-TERM INVESTMENTS (Cost $3,507,662)		$3,507,662
Total Investments (Capital Appreciation Trust) (Cost $740,447,121) - 100.9%		$1,000,843,231
Other assets and liabilities, net - (0.9%)		(9,343,987)
TOTAL NET ASSETS - 100.0%		$991,499,244

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 61.8%
Consumer discretionary - 9.1%
Auto components - 1.1%
Adient PLC	34,427	$2,250,837
Magna International, Inc.	44,524	2,062,797
		4,313,634
Hotels, restaurants and leisure - 2.3%
Aramark	113,568	4,654,017
Yum! Brands, Inc.	60,555	4,466,537
		9,120,554
Internet and direct marketing retail - 1.9%
Amazon.com, Inc. (I)	7,908	7,654,944
Media - 0.4%
Liberty Global PLC, Series C (I)	60,357	1,881,931
Specialty retail - 3.4%
AutoZone, Inc. (I)	4,574	2,609,284
Lowe’s Companies, Inc.	41,743	3,236,335
O’Reilly Automotive, Inc. (I)	25,742	5,630,805
The Home Depot, Inc.	13,181	2,021,965
		13,498,389
		36,469,452
Consumer staples - 7.7%
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc.	58,031	5,287,204
PepsiCo, Inc.	21,975	2,537,893
		7,825,097
Food and staples retailing - 0.8%
CVS Health Corp.	17,900	1,440,234
Walgreens Boots Alliance, Inc.	23,004	1,801,443
		3,241,677
Food products - 1.2%
Mondelez International, Inc., Class A	70,006	3,023,559
The Kraft Heinz Company	11,202	959,339
Tyson Foods, Inc., Class A	13,126	822,081
		4,804,979
Tobacco - 3.7%
Altria Group, Inc.	38,131	2,839,616
British American Tobacco PLC	46,097	3,141,182
Philip Morris International, Inc.	75,800	8,902,710
		14,883,508
		30,755,261
Energy - 1.5%
Oil, gas and consumable fuels - 1.5%
Canadian Natural Resources, Ltd.	116,500	3,359,860
TOTAL SA	50,824	2,523,258
		5,883,118
		5,883,118
Financials - 7.5%
Banks - 1.5%
The PNC Financial Services Group, Inc.	21,025	2,625,392

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Company	59,900	$3,319,059
		5,944,451
Capital markets - 2.9%
State Street Corp.	33,542	3,009,724
The Bank of New York Mellon Corp.	169,521	8,648,961
		11,658,685
Insurance - 3.1%
Marsh & McLennan Companies, Inc.	135,800	10,586,968
Willis Towers Watson PLC	12,322	1,792,358
		12,379,326
		29,982,462
Health care - 15.8%
Biotechnology - 0.4%
Biogen, Inc. (I)	6,338	1,719,880
Bioverativ, Inc. (I)	705	42,420
		1,762,300
Health care equipment and supplies - 5.5%
Abbott Laboratories	165,594	8,049,524
Becton, Dickinson and Company	40,426	7,887,517
Danaher Corp.	70,127	5,918,018
		21,855,059
Health care providers and services - 4.7%
Aetna, Inc.	23,513	3,569,979
Anthem, Inc.	14,800	2,784,324
Cigna Corp.	19,249	3,222,090
Humana, Inc.	18,425	4,433,424
UnitedHealth Group, Inc.	26,600	4,932,172
		18,941,989
Life sciences tools and services - 2.9%
PerkinElmer, Inc.	110,235	7,511,413
Thermo Fisher Scientific, Inc.	22,952	4,004,435
		11,515,848
Pharmaceuticals - 2.3%
GlaxoSmithKline PLC	65,021	1,384,118
Perrigo Company PLC	29,500	2,227,840
Zoetis, Inc. (D)	90,251	5,629,857
		9,241,815
		63,317,011
Industrials - 4.2%
Aerospace and defense - 0.4%
The Boeing Company (D)	8,900	1,759,975
Building products - 1.2%
Johnson Controls International PLC	111,971	4,855,063
Industrial conglomerates - 0.8%
Roper Technologies, Inc.	12,830	2,970,530

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery - 1.0%
Fortive Corp.	30,537	$1,934,519
Pentair PLC	27,570	1,834,508
		3,769,027
Professional services - 0.8%
Equifax, Inc.	9,715	1,335,035
RELX PLC	92,631	2,002,403
		3,337,438
		16,692,033
Information technology - 11.8%
Internet software and services - 2.3%
Alphabet, Inc., Class A (I)	900	836,712
Alphabet, Inc., Class C (I)	9,046	8,220,372
		9,057,084
IT services - 6.4%
Fidelity National Information Services, Inc.	41,337	3,530,180
Fiserv, Inc. (I)	75,328	9,215,628
Mastercard, Inc., Class A (D)	29,037	3,526,544
Visa, Inc., Class A	101,400	9,509,292
		25,781,644
Software - 2.6%
Intuit, Inc.	12,778	1,697,046
Microsoft Corp.	125,000	8,616,250
		10,313,296
Technology hardware, storage and peripherals - 0.5%
Apple, Inc.	15,500	2,232,310
		47,384,334
Materials - 0.5%
Containers and packaging - 0.5%
Ball Corp.	50,677	2,139,076
Real estate - 1.8%
Equity real estate investment trusts - 1.8%
American Tower Corp.	23,100	3,056,592
SBA Communications Corp. (I)	30,271	4,083,540
		7,140,132
		7,140,132
Utilities - 1.9%
Electric utilities - 1.7%
PG&E Corp.	101,238	6,719,166
Multi-utilities - 0.2%
DTE Energy Company	9,500	1,005,005
		7,724,171
TOTAL COMMON STOCKS (Cost $204,126,236)		$247,487,050

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 3.4%
Financials - 0.5%
Banks - 0.3%
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR + 4.468%)	14,000	$415,660
Wells Fargo & Company, Series L, 7.500%	680	891,555
		1,307,215
Capital markets - 0.2%
State Street Corp., 6.000%	9,653	258,411
State Street Corp. (5.350% to 03/15/2026, then 3 month LIBOR + 3.709%)	4,815	132,075
The Charles Schwab Corp., 5.950%	1,000	27,270
The Charles Schwab Corp., 6.000%	15,000	407,400
		825,156
		2,132,371
Health care - 1.0%
Health care equipment and supplies - 1.0%
Becton, Dickinson and Company, 6.125%	71,059	3,892,612
Real estate - 0.6%
Equity real estate investment trusts - 0.6%
American Tower Corp.	19,073	2,312,220
Utilities - 1.3%
Electric utilities - 0.9%
NextEra Energy, Inc., 6.123%	15,351	829,108
SCE Trust I, 5.625%	20,000	502,400
SCE Trust II, 5.100%	1,920	48,672
SCE Trust III (5.750% to 03/15/2024, then 3 month LIBOR + 2.990%)	20,615	578,869
SCE Trust IV (5.375 to 09/15/2025, then 3 month LIBOR + 3.132%) (L)	30,000	847,500
SCE Trust V (5.450 to 03/15/2026, then 3 month LIBOR + 3.790%)	8,000	231,200
SCE Trust VI, 5.000%	25,000	621,500
		3,659,249
Multi-utilities - 0.4%
DTE Energy Company, 6.500%	29,130	1,597,781
		5,257,030
TOTAL PREFERRED SECURITIES (Cost $12,321,180)		$13,594,233

CORPORATE BONDS - 20.1%
Consumer discretionary - 4.8%
Altice US Finance I Corp. 5.375%, 07/15/2023(S)	$225,000	234,141
Amazon.com, Inc. 2.600%, 12/05/2019	465,000	473,779
AutoZone, Inc.
1.625%, 04/21/2019	50,000	49,694
2.500%, 04/15/2021	155,000	154,582
CCO Holdings LLC
5.125%, 02/15/2023	600,000	619,125
5.125%, 05/01/2023 (S)	150,000	157,500

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
5.250%, 03/15/2021 to 09/30/2022	$800,000	$823,093
5.750%, 09/01/2023 to 01/15/2024	677,000	708,866
5.875%, 04/01/2024 (S)	100,000	106,750
Cedar Fair LP
5.375%, 06/01/2024	376,000	392,920
5.375%, 04/15/2027 (S)	140,000	148,050
Cequel Communications Holdings I LLC 6.375%, 09/15/2020(S)	280,000	285,600
Charter Communications Operating LLC 3.579%, 07/23/2020	150,000	154,994
Cox Communications, Inc. 6.250%, 06/01/2018(S)	15,000	15,553
DISH DBS Corp.
4.250%, 04/01/2018	75,000	75,962
4.625%, 07/15/2017	325,000	324,594
Dollar Tree, Inc. 5.750%, 03/01/2023	825,000	869,344
Ford Motor Credit Company LLC
1.724%, 12/06/2017	275,000	275,023
1.739%, 09/08/2017 (P)	525,000	525,157
1.793%, 12/06/2017 (P)	825,000	825,677
2.145%, 01/09/2018	360,000	361,228
2.375%, 03/12/2019	375,000	376,712
2.597%, 11/04/2019	600,000	604,016
6.625%, 08/15/2017	200,000	201,096
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024(S)	100,000	101,375
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (S)	945,000	965,081
5.000%, 06/01/2024 (S)	200,000	208,500
5.250%, 06/01/2026 (S)	125,000	131,563
L Brands, Inc. 8.500%, 06/15/2019	945,000	1,050,131
Lamar Media Corp. 5.875%, 02/01/2022	175,000	180,688
McDonald’s Corp. 2.100%, 12/07/2018	45,000	45,272
Netflix, Inc.
4.375%, 11/15/2026 (S)	995,000	992,513
5.875%, 02/15/2025	95,000	105,213
Service Corp. International 5.375%, 05/15/2024	365,000	385,495
Sirius XM Radio, Inc.
4.250%, 05/15/2020 (S)	35,000	35,402
5.750%, 08/01/2021 (S)	400,000	413,000
6.000%, 07/15/2024 (S)	620,000	658,750
Time Warner Cable LLC 6.750%, 07/01/2018	500,000	523,114

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Unitymedia GmbH 6.125%, 01/15/2025(S)	$375,000	$402,188
Unitymedia Hessen GmbH & Company KG 5.500%, 01/15/2023(S)	1,395,000	1,447,313
Virgin Media Finance PLC 6.000%, 10/15/2024(S)	450,000	477,000
Virgin Media Secured Finance PLC 5.250%, 01/15/2026(S)	200,000	208,162
Yum! Brands, Inc.
3.750%, 11/01/2021 (L)	900,000	915,750
3.875%, 11/01/2020	350,000	360,938
3.875%, 11/01/2023 (L)	400,000	396,000
5.300%, 09/15/2019	140,000	147,700
5.350%, 11/01/2043	60,000	54,150
6.250%, 03/15/2018	250,000	257,500
6.875%, 11/15/2037	40,000	43,200
		19,269,454
Consumer staples - 1.2%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	300,000	300,681
2.430%, 02/01/2021 (P)	360,000	372,840
2.650%, 02/01/2021	155,000	157,065
3.300%, 02/01/2023	200,000	205,921
Aramark Services, Inc. 5.000%, 04/01/2025(S)	1,125,000	1,188,281
B&G Foods, Inc. 4.625%, 06/01/2021	300,000	306,375
PepsiCo, Inc. 1.250%, 04/30/2018	125,000	124,797
Philip Morris International, Inc.
1.592%, 02/21/2020 (P)	255,000	256,202
2.000%, 02/21/2020	380,000	380,784
2.625%, 02/18/2022	470,000	473,146
Reckitt Benckiser Treasury Services PLC 1.849%, 06/24/2022(P)(S)	440,000	440,431
Spectrum Brands, Inc.
6.125%, 12/15/2024	175,000	187,469
6.625%, 11/15/2022	315,000	329,963
The Kroger Company 2.000%, 01/15/2019	105,000	104,907
TreeHouse Foods, Inc. 6.000%, 02/15/2024(S)	75,000	79,875
		4,908,737
Energy - 1.6%
Canadian Natural Resources, Ltd. 1.750%, 01/15/2018	185,000	184,986
Chevron Corp. 1.365%, 03/02/2018	590,000	589,853
Concho Resources, Inc. 5.500%, 10/01/2022 to 04/01/2023	1,525,000	1,566,469
Diamondback Energy, Inc. 4.750%, 11/01/2024(S)	150,000	149,250

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge Energy Partners LP 6.500%, 04/15/2018	$15,000	$15,532
EQT Corp.
6.500%, 04/01/2018	315,000	325,292
8.125%, 06/01/2019	208,000	229,533
Matador Resources Company 6.875%, 04/15/2023	200,000	207,500
ONEOK Partners LP 2.000%, 10/01/2017	140,000	140,055
Range Resources Corp.
4.875%, 05/15/2025	425,000	403,750
5.000%, 08/15/2022 to 03/15/2023 (S)	838,000	820,461
Shell International Finance BV 1.632%, 05/11/2020(P)	810,000	817,340
Targa Resources Partners LP
4.125%, 11/15/2019	200,000	202,250
4.250%, 11/15/2023	375,000	366,094
5.250%, 05/01/2023	325,000	333,125
		6,351,490
Financials - 1.6%
Burlington Northern Santa Fe LLC 3.250%, 06/15/2027	330,000	337,606
HUB International, Ltd. 7.875%, 10/01/2021(S)	1,300,000	1,355,250
JPMorgan Chase & Co. (5.300% to 05/01/2020, then 3 month LIBOR + 3.800%) 05/01/2020(Q)	970,000	1,010,013
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	140,708
2.750%, 01/30/2022	190,000	191,836
3.300%, 03/14/2023	65,000	66,793
MSCI, Inc.
5.250%, 11/15/2024 (S)	415,000	439,900
5.750%, 08/15/2025 (S)	330,000	357,430
State Street Corp. (5.250% to 09/15/2020, then 3 month LIBOR + 3.597%) 09/15/2020(Q)	435,000	458,925
The Bank of New York Mellon Corp. (4.625% to 09/20/2026, then 3 month LIBOR + 3.131%) 09/20/2026(Q)	375,000	378,225
The Bank of New York Mellon Corp. (4.950% to 06/20/2020, then 3 month LIBOR + 3.420%) 06/20/2020(Q)	450,000	469,350
The PNC Financial Services Group, Inc. (5.000% to 11/01/2026, then 3 month LIBOR + 3.300%) 11/01/2026(Q)	525,000	540,750
Trinity Acquisition PLC 4.400%, 03/15/2026	270,000	281,965

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp (5.300% to 04/15/2027, then 3 month LIBOR + 2.914%) 04/15/2027(Q)	$350,000	$372,750
		6,401,501
Health care - 3.6%
Becton, Dickinson and Company
2.253%, 06/06/2022 (P)	400,000	400,912
2.675%, 12/15/2019	266,000	269,270
3.363%, 06/06/2024	420,000	420,813
Centene Corp.
4.750%, 05/15/2022 to 01/15/2025	975,000	1,009,531
5.625%, 02/15/2021	1,175,000	1,224,938
6.125%, 02/15/2024	635,000	686,549
Eli Lilly & Company 1.250%, 03/01/2018	310,000	309,687
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	875,000	925,313
5.875%, 01/31/2022 (S)	500,000	553,750
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021(S)	75,000	82,031
HCA, Inc.
3.750%, 03/15/2019	200,000	204,000
4.250%, 10/15/2019	485,000	503,188
6.500%, 02/15/2020	2,140,000	2,335,275
8.000%, 10/01/2018	950,000	1,021,250
Hologic, Inc. 5.250%, 07/15/2022(S)	1,295,000	1,359,750
Johnson & Johnson 1.125%, 11/21/2017	170,000	169,884
Medtronic Global Holdings SCA
1.700%, 03/28/2019	475,000	475,318
3.350%, 04/01/2027	270,000	275,286
Medtronic, Inc.
1.500%, 03/15/2018	490,000	490,112
2.500%, 03/15/2020	275,000	278,965
Pfizer, Inc. 1.200%, 06/01/2018	950,000	948,232
Teleflex, Inc. 4.875%, 06/01/2026	125,000	127,813
UnitedHealth Group, Inc. 1.400%, 12/15/2017	230,000	229,936
Universal Health Services, Inc. 3.750%, 08/01/2019(S)	60,000	61,200
		14,363,003
Industrials - 0.8%
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	250,000	249,827
2.250%, 12/01/2019	225,000	227,333
CNH Industrial Capital LLC
3.625%, 04/15/2018	680,000	685,984
3.875%, 07/16/2018	200,000	203,300

The accompanying notes are an integral part of the financial statements.

28

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Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 05/10/2021	$113,901	$126,145
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	200,781	210,820
Delta Air Lines 2009-1 Class A Pass Through Trust 7.750%, 06/17/2021	82,091	90,197
Delta Air Lines 2011-1 Class A Pass Through Trust 5.300%, 10/15/2020	72,400	76,020
Fortive Corp. 1.800%, 06/15/2019	40,000	39,715
IHS Markit, Ltd. 5.000%, 11/01/2022(S)	475,000	512,701
Lennox International, Inc. 3.000%, 11/15/2023	90,000	89,852
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	156,225	173,800
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	18,457	19,813
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	59,819	65,592
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	201,387	209,443
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	62,969	66,275
Welbilt, Inc. 9.500%, 02/15/2024	75,000	87,000
Xylem, Inc.
3.250%, 11/01/2026	75,000	74,692
4.875%, 10/01/2021	60,000	64,900
		3,273,409
Information technology - 2.1%
Amphenol Corp.
1.550%, 09/15/2017	130,000	129,970
2.200%, 04/01/2020	285,000	285,730
3.200%, 04/01/2024	140,000	141,391
Fiserv, Inc. 2.700%, 06/01/2020	580,000	586,950
Harris Corp. 1.999%, 04/27/2018	130,000	130,179
Microsoft Corp. 3.300%, 02/06/2027	3,325,000	3,418,775
NXP BV
3.750%, 06/01/2018 (S)	2,425,000	2,461,375
4.125%, 06/15/2020 (S)	225,000	236,322

Capital Appreciation Value Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Visa, Inc. 1.200%, 12/14/2017		$1,060,000	$1,059,481
			8,450,173
Materials - 0.6%
Cytec Industries, Inc. 3.950%, 05/01/2025		395,000	397,532
Ecolab, Inc. 2.000%, 01/14/2019		205,000	205,899
Reynolds Group Issuer, Inc.
4.658%, 07/15/2021 (P)(S)		195,000	198,169
5.125%, 07/15/2023 (S)		45,000	46,744
5.750%, 10/15/2020		1,250,000	1,279,175
6.875%, 02/15/2021		97,220	99,894
			2,227,413
Real estate - 1.4%
American Tower Corp. 3.300%, 02/15/2021		320,000	328,332
CBRE Services, Inc. 5.000%, 03/15/2023		225,000	234,422
Crown Castle International Corp.
4.875%, 04/15/2022		400,000	436,923
5.250%, 01/15/2023		1,475,000	1,638,288
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)		240,000	249,000
5.750%, 08/15/2024		620,000	632,400
6.000%, 10/01/2020 (S)		903,000	935,734
6.000%, 08/15/2023		100,000	106,250
SBA Communications Corp. 4.875%, 07/15/2022		960,000	988,800
			5,550,149
Telecommunication services - 1.1%
Level 3 Financing, Inc.
5.375%, 08/15/2022		400,000	412,000
5.625%, 02/01/2023		350,000	364,000
SBA Communications Corp. 4.875%, 09/01/2024		1,625,000	1,651,406
UPC Holding BV 6.375%, 09/15/2022(S)	EUR	300,000	357,927
Verizon Communications, Inc.
2.250%, 03/16/2022 (P)		$475,000	480,577
3.125%, 03/16/2022		475,000	481,212
Ziggo Secured Finance BV 5.500%, 01/15/2027(S)		675,000	689,344
			4,436,466
Utilities - 1.3%
Berkshire Hathaway Energy Company 2.400%, 02/01/2020		260,000	262,245
CMS Energy Corp. 8.750%, 06/15/2019		80,000	89,865
Dominion Energy, Inc. 2.962%, 07/01/2019(P)		65,000	65,975

The accompanying notes are an integral part of the financial statements.

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Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
DTE Energy Company 3.800%, 03/15/2027	$925,000	$945,689
Edison International 2.125%, 04/15/2020	475,000	475,490
NiSource Finance Corp.
3.490%, 05/15/2027	715,000	719,998
4.375%, 05/15/2047	490,000	505,976
NSTAR Electric Company 3.200%, 05/15/2027	185,000	186,227
Pacific Gas & Electric Company 3.300%, 03/15/2027	485,000	495,872
Southern California Gas Company 3.200%, 06/15/2025	250,000	255,418
The Southern Company
1.550%, 07/01/2018	435,000	433,864
1.850%, 07/01/2019	230,000	229,118
Virginia Electric & Power Company
3.150%, 01/15/2026	125,000	125,710
3.500%, 03/15/2027	330,000	339,357
		5,130,804
TOTAL CORPORATE BONDS (Cost $79,150,147)		$80,362,599

TERM LOANS (M) - 1.3%
Consumer discretionary - 0.2%
Charter Communications Operating LLC
3.230%, 07/01/2020	312,000	312,821
3.230%, 01/03/2021	278,736	279,432
Dollar Tree, Inc. 4.250%, 07/06/2022	25,000	25,297
Kasima LLC 3.792%, 05/17/2021	28,677	28,748
		646,298
Consumer staples - 0.0%
Chobani LLC 5.476%, 10/07/2023	39,649	39,872
Prestige Brands, Inc. 3.976%, 01/26/2024	51,338	51,524
		91,396
Energy - 0.1%
Eagleclaw Midstream Services TBD 06/06/2024 (T)	450,000	444,375
Financials - 0.6%
HUB International, Ltd. 4.422%, 10/02/2020	2,191,674	2,196,014
Health care - 0.3%
Change Healthcare Holdings LLC 3.976%, 03/01/2024	1,037,400	1,036,964
DaVita, Inc. 3.976%, 06/24/2021	316,577	316,973
		1,353,937

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Industrials - 0.1%
Welbilt, Inc. 4.226%, 03/03/2023	$550,000	$554,813
Information technology - 0.0%
Fiserv, Inc. 2.476%, 10/25/2018	75,000	74,625
TOTAL TERM LOANS (Cost $5,359,625)		$5,361,458

ASSET BACKED SECURITIES - 0.2%
DB Master Finance LLC, Series 2015-1A, Class A2I 3.262%, 02/20/2045(S)	219,938	221,255
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832%, 05/25/2046(S)	397,000	405,857
Wendys Funding LLC, Series 2015-1A, Class A2I 3.371%, 06/15/2045(S)	265,275	267,551
TOTAL ASSET BACKED SECURITIES (Cost $882,213)		$894,663

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral Trust, 1.1508% (W)(Y)	66,092	661,307
TOTAL SECURITIES LENDING COLLATERAL (Cost $661,302)		$661,307

SHORT-TERM INVESTMENTS - 13.5%
Money market funds - 12.9%
T. Rowe Price Government Money Fund, 0.9816% (Y)	51,609,088	51,609,088
Repurchase agreement - 0.6%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $2,426,069 on 07/03/2017, collateralized by $2,515,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $2,475,675, including interest)	$2,426,000	2,426,000
TOTAL SHORT-TERM INVESTMENTS (Cost $54,035,088)		$54,035,088
Total Investments (Capital Appreciation Value Trust) (Cost $356,535,791) - 100.5%		$402,396,398
Other assets and liabilities, net - (0.5%)		(1,920,857)
TOTAL NET ASSETS - 100.0%		$400,475,541

Currency Abbreviations

EUR	Euro

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.

30

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

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OPTIONS ON SECURITIES

Counterparty (OTC)/Exchange- Trade	Name of issuer	Exercise price	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
Citigroup Global Markets	Alphabet, Inc., Class C	840.00	Jan 2018	2	USD	200	$8,629	($21,330)
Citigroup Global Markets	Alphabet, Inc., Class C	840.00	Jan 2018	2	USD	200	8,544	(21,330)
Citigroup Global Markets	Alphabet, Inc., Class C	860.00	Jan 2018	2	USD	200	7,294	(18,590)
Citigroup Global Markets	Alphabet, Inc., Class C	860.00	Jan 2018	2	USD	200	7,144	(18,590)
Citigroup Global Markets	Alphabet, Inc., Class C	880.00	Jan 2018	3	USD	300	11,556	(24,180)
Citigroup Global Markets	Alphabet, Inc., Class C	880.00	Jan 2018	4	USD	400	15,037	(32,240)
Citigroup Global Markets	Alphabet, Inc., Class C	880.00	Jan 2018	2	USD	200	6,134	(16,120)
Citigroup Global Markets	Alphabet, Inc., Class C	880.00	Jan 2018	2	USD	200	5,944	(16,120)
Citigroup Global Markets	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	7,314	(13,770)
Citigroup Global Markets	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	5,094	(13,770)
Citigroup Global Markets	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	4,844	(13,770)
Citigroup Global Markets	Alphabet, Inc., Class C	900.00	Jan 2018	3	USD	300	10,161	(20,655)
Citigroup Global Markets	Alphabet, Inc., Class C	920.00	Jan 2018	3	USD	300	8,256	(17,550)
Citigroup Global Markets	Alphabet, Inc., Class C	920.00	Jan 2018	4	USD	400	10,388	(23,400)
Citigroup Global Markets	Alphabet, Inc., Class C	920.00	Jan 2018	2	USD	200	6,154	(11,700)
Citigroup Global Markets	Alphabet, Inc., Class C	920.00	Jan 2018	3	USD	300	8,481	(17,550)
Citigroup Global Markets	Alphabet, Inc., Class C	940.00	Jan 2018	3	USD	300	7,063	(14,925)
Citigroup Global Markets	Alphabet, Inc., Class C	940.00	Jan 2018	3	USD	300	6,441	(14,925)
Citigroup Global Markets	Alphabet, Inc., Class C	940.00	Jan 2018	2	USD	200	5,174	(9,950)
Citigroup Global Markets	Alphabet, Inc., Class C	940.00	Jan 2018	4	USD	400	9,388	(19,900)
Deutsche Bank AG London	Alphabet, Inc., Class C	880.00	Jan 2018	3	USD	300	9,783	(24,180)
Deutsche Bank AG London	Alphabet, Inc., Class C	900.00	Jan 2018	3	USD	300	10,431	(20,655)
Deutsche Bank AG London	Alphabet, Inc., Class C	900.00	Jan 2018	4	USD	400	13,148	(27,540)
Deutsche Bank AG London	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	7,914	(13,770)
Deutsche Bank AG London	Alphabet, Inc., Class C	900.00	Jan 2018	2	USD	200	5,471	(13,770)
Deutsche Bank AG London	Alphabet, Inc., Class C	920.00	Jan 2018	2	USD	200	6,734	(11,700)
Deutsche Bank AG London	Alphabet, Inc., Class C	920.00	Jan 2018	2	USD	200	4,557	(11,700)
Deutsche Bank AG London	Alphabet, Inc., Class C	920.00	Jan 2018	2	USD	200	5,974	(11,700)
Deutsche Bank AG London	Alphabet, Inc., Class C	920.00	Jan 2018	3	USD	300	9,501	(17,550)
Deutsche Bank AG London	Alphabet, Inc., Class C	940.00	Jan 2018	2	USD	200	5,694	(9,950)
Deutsche Bank AG London	Alphabet, Inc., Class C	940.00	Jan 2018	2	USD	200	4,914	(9,950)
Deutsche Bank AG London	Alphabet, Inc., Class C	940.00	Jan 2018	3	USD	300	7,821	(14,925)
Citigroup Global Markets	Amazon.com, Inc.	1000.00	Jan 2018	5	USD	500	23,874	(31,013)
Deutsche Bank AG London	Amazon.com, Inc.	1080.00	Jan 2018	8	USD	800	37,550	(27,340)
Deutsche Bank AG London	Amazon.com, Inc.	1100.00	Jan 2018	8	USD	800	32,548	(23,602)
Deutsche Bank AG London	Amazon.com, Inc.	1000.00	Jan 2018	6	USD	600	28,498	(37,215)
Deutsche Bank AG London	Amazon.com, Inc.	950.00	Jan 2018	5	USD	500	22,260	(43,350)
Deutsche Bank AG London	Amazon.com, Inc.	950.00	Jan 2018	5	USD	500	23,161	(43,350)
Deutsche Bank AG London	Amazon.com, Inc.	950.00	Jan 2018	4	USD	400	21,250	(34,680)
Deutsche Bank AG London	Amazon.com, Inc.	950.00	Jan 2018	5	USD	500	24,162	(43,350)
Citigroup Global Markets	American Tower Corp.	115.00	Jan 2018	37	USD	3,700	14,134	(71,695)
Citigroup Global Markets	American Tower Corp.	120.00	Jan 2018	37	USD	3,700	10,064	(56,777)
Citigroup Global Markets	Apple, Inc.	175.00	Jan 2018	58	USD	5,800	20,320	(8,678)
Citigroup Global Markets	Apple, Inc.	180.00	Jan 2018	59	USD	5,900	15,380	(6,340)
Citigroup Global Markets	Biogen, Inc.	350.00	Jan 2018	9	USD	900	9,214	(1,508)
Citigroup Global Markets	Biogen, Inc.	350.00	Jan 2018	5	USD	500	6,132	(838)
Citigroup Global Markets	Danaher Corp.	90.00	Jan 2018	20	USD	2,000	3,816	(3,350)
Citigroup Global Markets	Danaher Corp.	90.00	Jan 2018	6	USD	600	1,043	(1,005)
Deutsche Bank AG London	Danaher Corp.	90.00	Jan 2018	56	USD	5,600	11,666	(9,381)
Deutsche Bank AG London	Danaher Corp.	90.00	Jan 2018	40	USD	4,000	8,276	(6,700)
Deutsche Bank AG London	Danaher Corp.	90.00	Jan 2018	121	USD	12,100	22,482	(20,269)
Citigroup Global Markets	Mastercard, Inc.	120.00	Jan 2018	3	USD	300	1,514	(2,324)
Citigroup Global Markets	Mastercard, Inc.	120.00	Jan 2018	1	USD	100	504	(775)
Citigroup Global Markets	Mastercard, Inc.	125.00	Jan 2018	3	USD	300	1,044	(1,560)
Credit Suisse	PNC Financial Services Group	135.00	Jan 2018	40	USD	4,000	20,568	(12,820)
Credit Suisse	PNC Financial Services Group	135.00	Jan 2018	39	USD	3,900	20,236	(12,500)
RBC Capital Markets	PNC Financial Services Group	135.00	Jan 2018	33	USD	3,300	9,133	(10,577)
Merrill Lynch	The Boeing Company	175.00	Jan 2018	89	USD	8,900	49,043	(234,031)
RBC Capital Markets	Unitedhealth Group, Inc.	180.00	Jan 2018	47	USD	4,700	23,909	(63,803)
RBC Capital Markets	Unitedhealth Group, Inc.	180.00	Jan 2018	17	USD	1,700	9,524	(23,078)
RBC Capital Markets	Unitedhealth Group, Inc.	180.00	Jan 2018	9	USD	900	5,237	(12,218)
RBC Capital Markets	Unitedhealth Group, Inc.	180.00	Jan 2018	25	USD	2,500	14,557	(33,938)
Citigroup Global Markets	Visa, Inc.	90.00	Jan 2018	96	USD	9,600	36,192	(73,200)
Citigroup Global Markets	Visa, Inc.	90.00	Jan 2018	47	USD	4,700	21,244	(35,838)
Citigroup Global Markets	Visa, Inc.	90.00	Jan 2018	34	USD	3,400	9,758	(25,925)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	37	USD	3,700	7,561	(4,943)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	18	USD	1,800	3,213	(2,405)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	9	USD	900	1,630	(1,202)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	9	USD	900	1,610	(1,202)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2018	28	USD	2,800	5,151	(3,741)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	18	USD	1,800	6,066	(8,460)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	18	USD	1,800	5,976	(8,460)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	79	USD	7,900	18,486	(37,130)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	80	USD	8,000	20,400	(37,600)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	79	USD	7,900	20,935	(37,130)
Citigroup Global Markets	Visa, Inc.	95.00	Jan 2018	67	USD	6,700	25,929	(31,490)
Citigroup Global Markets	Visa, Inc.	110.00	Jan 2019	17	USD	1,700	7,732	(6,964)
Citigroup Global Markets	Visa, Inc.	110.00	Jan 2019	4	USD	400	1,846	(1,639)
Citigroup Global Markets	Visa, Inc.	115.00	Jan 2019	17	USD	1,700	5,545	(4,871)
Citigroup Global Markets	Visa, Inc.	115.00	Jan 2019	4	USD	400	1,343	(1,146)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2019	17	USD	1,700	10,509	(9,350)
Citigroup Global Markets	Visa, Inc.	105.00	Jan 2019	4	USD	400	2,451	(2,200)
J.P. Morgan Clearing	Wells Fargo & Co.	65.00	Jan 2018	176	USD	17,600	26,400	(7,839)
Deutsche Bank AG London	Zoetis, Inc.	65.00	Jan 2018	84	USD	8,400	10,783	(18,901)
Deutsche Bank AG London	Zoetis, Inc.	62.50	Jan 2018	84	USD	8,400	18,228	(28,560)
Deutsche Bank AG London	Zoetis, Inc.	60.00	Jan 2018	91	USD	9,100	23,005	(45,045)
Deutsche Bank AG London	Zoetis, Inc.	60.00	Jan 2018	90	USD	9,000	20,718	(44,550)
Goldman Sachs	Zoetis, Inc.	62.50	Jan 2018	25	USD	2,500	5,387	(8,500)
Goldman Sachs	Zoetis, Inc.	62.50	Jan 2018	5	USD	500	1,034	(1,700)
Goldman Sachs	Zoetis, Inc.	62.50	Jan 2018	8	USD	800	1,200	(2,720)
Goldman Sachs	Zoetis, Inc.	62.50	Jan 2018	49	USD	4,900	6,797	(16,660)
Goldman Sachs	Zoetis, Inc.	60.00	Jan 2018	25	USD	2,500	8,103	(12,375)
Goldman Sachs	Zoetis, Inc.	60.00	Jan 2018	5	USD	500	1,564	(2,475)
Goldman Sachs	Zoetis, Inc.	60.00	Jan 2018	8	USD	800	1,640	(3,960)
Goldman Sachs	Zoetis, Inc.	60.00	Jan 2018	49	USD	4,900	9,891	(24,255)
							$1,090,408	(1,978,256)
Exchange-Traded	Mastercard, Inc.	120.00	Jan 2018	2	USD	200	$898	($1,585)
							$898	($1,585)
							$1,091,306	($1,979,841)

Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

32

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Strategy Trust

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.0%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	142,419,081	$2,650,419,097
Fixed income - 29.0%
Bond, Series NAV (JHAM) (A)(1)	79,418,001	1,084,055,718
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,460,070,623)		$3,734,474,815

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Household durables - 0.0%
Urbi Desarrollos Urbanos SAB de CV (I)	6	2
Consumer staples - 0.0%
Food products - 0.0%
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	504
Financials - 0.0%
Banks - 0.0%
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Diversified financial services - 0.0%
SRH NV (I)	1,920	0
		0
Health care - 0.0%
Health care equipment and supplies - 0.0%
MedCath Corp. (I)	500	250
Industrials - 0.0%
Airlines - 0.0%
Virgin Australia Holdings, Ltd. (I)	16,061	62
Materials - 0.0%
Metals and mining - 0.0%
China Metal Recycling Holdings, Ltd. (I)	7,800	0
Timminco, Ltd. (I)	300	0
		0
		0
TOTAL COMMON STOCKS (Cost $99,056)		$818
Total Investments (Core Strategy Trust) (Cost $3,460,169,679) - 100.0%		$3,734,475,633
Other assets and liabilities, net - 0.0%		6,628
TOTAL NET ASSETS - 100.0%		$3,734,482,261

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing security.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

33

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.2%
Australia - 0.0%
MMG, Ltd. (I)(L)	40,000	$14,755
Brazil - 4.0%
Aliansce Shopping Centers SA (I)	16,950	77,104
B3 SA - Brasil Bolsa Balcao	78,261	466,556
Banco Alfa de Investimento SA	35,100	49,584
Banco do Brasil SA	218,483	1,767,438
Banco Santander Brasil SA	40,134	302,862
Brasil Brokers Participacoes SA (I)	23,200	8,123
BrasilAgro	6,700	24,673
Cia Siderurgica Nacional SA (I)	78,459	170,043
Cosan SA Industria e Comercio	28,604	298,568
Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,323	295,505
Direcional Engenharia SA	46,600	72,441
Duratex SA	127,731	315,000
Embraer SA	285,778	1,305,147
Estacio Participacoes SA	46,504	205,225
Eternit SA (I)	22,300	7,539
Even Construtora e Incorporadora SA (I)	26,200	31,238
Ez Tec Empreendimentos e Participacoes SA	33,726	180,699
Fibria Celulose SA	55,198	563,327
Fibria Celulose SA, ADR	78,666	799,247
GAEC Educacao SA	7,300	36,093
Gafisa SA (I)	2,073	6,770
Gafisa SA, ADR	1,578	10,367
Gerdau SA	50,229	154,042
Gerdau SA, ADR	356,695	1,087,920
Guararapes Confeccoes SA	4,400	125,722
Helbor Empreendimentos SA (I)	66,582	40,799
International Meal Company Alimentacao SA (I)	57,700	127,142
Iochpe Maxion SA	64,583	324,387
JBS SA	436,161	859,709
JHSF Participacoes SA (I)	56,500	32,233
Kepler Weber SA (I)	12,700	90,547
Kroton Educacional SA	362,100	1,625,291
Magnesita Refratarios SA	22,850	253,820
Marcopolo SA	14,300	9,324
Mills Estruturas e Servicos de Engenharia SA (I)	32,877	36,222
MRV Engenharia e Participacoes SA	194,665	794,431
Paranapanema SA (I)	74,950	29,863
Petro Rio SA (I)	1,000	11,108
Petroleo Brasileiro SA (I)	739,442	2,946,251
Petroleo Brasileiro SA, ADR (I)	239,046	1,783,283
Petroleo Brasileiro SA, ADR (I)	183,294	1,464,519
Porto Seguro SA	4,710	43,519
Profarma Distribuidora de Produtos Farmaceuticos SA (I)	9,300	22,121
QGEP Participacoes SA	28,860	52,268
Restoque Comercio e Confeccoes de Roupas SA (I)	2,600	26,448
Santos Brasil Participacoes SA (I)	83,700	51,540
Sao Carlos Empreendimentos e Participacoes SA	7,005	63,434

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Sao Martinho SA	7,533	$39,110
SLC Agricola SA	10,818	68,900
Springs Global Participacoes SA (I)	9,300	25,911
Sul America SA	9,466	50,574
Tecnisa SA (I)	42,889	26,539
Tupy SA	21,451	102,952
Usinas Siderurgicas de Minas Gerais SA (I)	44,238	117,909
Vale SA	703,920	6,161,876
Via Varejo SA	90,840	298,331
		25,941,594
Chile - 1.2%
Besalco SA	54,208	39,554
CAP SA	34,732	276,831
Cementos BIO BIO SA	16,447	21,555
Cencosud SA	403,057	1,072,876
Cristalerias de Chile SA	30,207	316,256
Empresa Nacional de Telecomunicaciones SA	8,209	89,247
Empresas CMPC SA	290,203	695,097
Empresas COPEC SA	142,593	1,560,559
Empresas Hites SA	46,731	52,999
Empresas La Polar SA (I)	412,426	36,345
Enel Americas SA, ADR	108,921	1,027,125
Enel Chile SA	97,949	538,720
Grupo Security SA	114,765	39,936
Inversiones Aguas Metropolitanas SA	64,488	108,124
Itau CorpBanca	14,830,074	132,165
Latam Airlines Group SA	64,257	714,564
Latam Airlines Group SA, ADR	3,614	40,007
Masisa SA (I)	1,542,985	92,975
PAZ Corp. SA	68,444	64,441
Ripley Corp. SA	495,354	379,822
Salfacorp SA	146,034	164,992
Sigdo Koppers SA	26,143	36,056
Sociedad Matriz SAAM SA	1,791,903	164,661
Socovesa SA	234,318	96,015
Vina Concha y Toro SA	54,037	83,600
		7,844,522
China - 13.6%
361 Degrees International, Ltd.	64,000	23,513
Agile Group Holdings, Ltd. (L)	565,000	517,332
Agricultural Bank of China, Ltd., H Shares	5,914,000	2,795,067
Air China, Ltd., H Shares	346,000	356,639
Angang Steel Company, Ltd., H Shares (L)	222,000	165,401
Anhui Conch Cement Company, Ltd., H Shares	197,000	684,642
Asia Cement China Holdings Corp.	171,000	50,544
Asia Plastic Recycling Holding, Ltd.	79,560	35,171
AVIC International Holdings, Ltd., H Shares	152,000	74,920
BAIC Motor Corp., Ltd., H Shares (S)	251,000	243,416
Bank of China, Ltd., H Shares	15,902,694	7,798,155
Bank of Chongqing Company, Ltd., H Shares	188,000	150,226

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd., H Shares	1,028,876	$725,843
Baoye Group Company, Ltd., H Shares (I)	88,000	62,663
BBMG Corp., H Shares (L)	362,000	182,669
Beijing Capital Land, Ltd., H Shares	174,000	82,656
Beijing North Star Company, H Shares	182,000	76,923
Belle International Holdings, Ltd.	98,000	77,248
Boer Power Holdings, Ltd. (I)(L)	130,000	41,955
Central China Real Estate, Ltd. (I)	254,732	57,761
Changshouhua Food Company, Ltd.	30,000	15,582
Chaowei Power Holdings, Ltd.	126,000	74,208
Chigo Holding, Ltd. (I)	1,328,000	17,523
China Aoyuan Property Group, Ltd.	480,000	144,551
China BlueChemical, Ltd., H Shares	420,000	99,395
China Cinda Asset Management Company, Ltd., H Shares	1,166,000	434,559
China CITIC Bank Corp., Ltd., H Shares	1,457,775	892,208
China Coal Energy Company, Ltd., H Shares (L)	354,000	171,380
China Communications Construction Company, Ltd., H Shares	794,000	1,022,718
China Communications Services Corp., Ltd., H Shares	201,200	115,897
China Construction Bank Corp., H Shares	26,089,000	20,288,014
China Dongxiang Group Company, Ltd.	920,000	163,733
China Energy Engineering Corp., Ltd.	144,000	29,502
China Everbright Bank Company, Ltd., H Shares	805,000	376,177
China Evergrande Group (I)(L)	748,000	1,341,927
China Great Star International, Ltd. (I)	18,527	24,027
China Harmony New Energy Auto Holding, Ltd. (I)	148,000	70,685
China Hongqiao Group, Ltd. (I)	482,000	261,143
China Huarong Asset Management Company, Ltd., H Shares (L)(S)	449,000	174,137
China Huiyuan Juice Group, Ltd. (I)	212,500	66,704
China International Capital Corp., Ltd., H Shares (S)	130,800	193,043
China International Marine Containers Group Company, Ltd., H Shares	65,300	116,752
China Longevity Group Company, Ltd. (I)	93,000	16,319
China Merchants Bank Company, Ltd., H Shares	56,144	169,183
China Minsheng Banking Corp., Ltd., H Shares	1,425,500	1,421,804
China National Building Material Company, Ltd., H Shares	942,000	559,488
China National Materials Company, Ltd., H Shares	397,000	132,658
China Oilfield Services, Ltd., H Shares (L)	274,000	219,497
China Petroleum & Chemical Corp., ADR	69,045	5,426,937
China Petroleum & Chemical Corp., H Shares	682,000	534,007
China Railway Construction Corp., H Shares	481,165	627,257
China Railway Group, Ltd., H Shares	569,000	448,147

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Reinsurance Group Corp., H Shares	697,000	$154,463
China Sanjiang Fine Chemicals Company, Ltd.	53,000	15,068
China SCE Property Holdings, Ltd.	391,200	177,831
China Shanshui Cement Group, Ltd. (I)(L)	25,801	14,541
China Shenhua Energy Company, Ltd., H Shares	790,000	1,757,650
China Shineway Pharmaceutical Group, Ltd.	13,000	13,146
China Silver Group, Ltd. (L)	114,000	20,866
China Southern Airlines Company, Ltd., H Shares	174,000	147,059
China Taifeng Beddings Holdings, Ltd. (I)	204,000	28,219
China XLX Fertiliser, Ltd.	53,000	14,076
China ZhengTong Auto Services Holdings, Ltd.	277,500	222,018
China Zhongwang Holdings, Ltd. (L)	562,400	247,005
Chongqing Machinery & Electric Company, Ltd., H Shares	398,000	51,508
Chongqing Rural Commercial Bank Company, Ltd., H Shares	757,000	510,539
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (I)	111,000	14,490
CIFI Holdings Group Company, Ltd.	550,000	244,609
CNOOC, Ltd.	3,035,000	3,330,124
Coland Holdings, Ltd.	24,000	33,132
Comtec Solar Systems Group, Ltd. (I)	248,000	9,849
Coolpad Group, Ltd. (I)(L)	32,200	2,969
COSCO SHIPPING Energy Trasportation Company, Ltd., H Shares	324,000	180,749
Country Garden Holdings Company, Ltd.	1,588,000	1,842,045
CPMC Holdings, Ltd.	56,000	27,610
CRCC High-Tech Equipment Corp, Ltd., H Shares	40,000	16,909
Dalian Port PDA Company, Ltd., H Shares	323,400	60,011
Daphne International Holdings, Ltd. (I)	172,000	18,235
Dongfeng Motor Group Company, Ltd., H Shares	472,000	557,771
Dongyue Group, Ltd. (I)	310,000	149,293
Evergreen International Holdings, Ltd. (I)	122,000	10,917
Fantasia Holdings Group Company, Ltd.	763,500	110,479
Fosun International, Ltd.	493,460	770,530
Fufeng Group, Ltd. (I)	186,200	100,061
Future Land Development Holdings, Ltd. (L)	154,000	58,779
Goldpac Group, Ltd.	37,000	11,128
GOME Electrical Appliances Holding, Ltd. (L)	3,228,000	396,883
Greenland Hong Kong Holdings, Ltd.	245,625	84,371
Greentown China Holdings, Ltd. (L)	153,500	169,071
Guangshen Railway Company, Ltd., ADR	17,086	424,758
Guangzhou R&F Properties Company, Ltd., H Shares	346,000	538,049
Guodian Technology & Environment Group Corp., Ltd., H Shares (I)	219,000	15,416
Harbin Electric Company, Ltd., H Shares	136,000	68,564

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hilong Holding, Ltd.	319,000	$55,129
Hiroca Holdings, Ltd.	16,000	56,549
HNA Infrastructure Company, Ltd., H Shares	47,000	38,880
Hua Hong Semiconductor, Ltd. (L)(S)	15,000	20,345
Huaneng Renewables Corp., Ltd., H Shares	1,108,000	341,785
Huishang Bank Corp., Ltd., H Shares	222,000	114,583
Hydoo International Holding, Ltd. (I)	388,000	45,101
Industrial & Commercial Bank of China, Ltd., H Shares	18,879,000	12,741,111
Inner Mongolia Yitai Coal Company, Ltd., H Shares	14,200	12,163
Jiangnan Group, Ltd. (L)	406,000	35,360
Jiangxi Copper Company, Ltd., H Shares	211,000	346,267
JinkoSolar Holding Company, Ltd., ADR (I)(L)	5,343	111,134
Kaisa Group Holdings, Ltd. (I)(L)	1,062,000	335,837
Kangda International Environmental Company, Ltd. (I)(S)	122,000	24,535
KWG Property Holding, Ltd.	382,513	256,234
Legend Holdings Corp., H Shares (S)	43,400	118,906
Leoch International Technology, Ltd.	102,000	18,520
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)(L)	114,000	54,289
Logan Property Holdings Company, Ltd.	310,000	204,402
Longfor Properties Company, Ltd.	305,000	654,991
Lonking Holdings, Ltd.	521,000	163,214
Maoye International Holdings, Ltd. (L)	426,000	44,744
Metallurgical Corp. of China, Ltd., H Shares (I)	170,000	57,486
NVC Lighting Holdings, Ltd.	91,000	9,909
Parkson Retail Group, Ltd.	497,000	79,520
PetroChina Company, Ltd., H Shares	5,016,000	3,068,642
Powerlong Real Estate Holdings, Ltd.	384,000	165,189
PW Medtech Group, Ltd. (I)	96,000	20,301
Qingling Motors Company, Ltd., H Shares	278,000	89,073
Qinhuangdao Port Company, Ltd., H Shares (L)	118,000	41,722
Qunxing Paper Holdings Company, Ltd. (I)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (S)	16,000	16,380
Renhe Commercial Holdings Company, Ltd. (I)(L)	4,426,000	99,163
Ronshine China Holdings, Ltd. (I)	41,500	40,088
Sany Heavy Equipment International Holdings Company, Ltd. (I)	307,000	51,917
Semiconductor Manufacturing International Corp. (I)(L)	268,000	310,436
Semiconductor Manufacturing International Corp., ADR (I)	96,334	549,104
Shandong Chenming Paper Holdings, Ltd., H Shares (L)	98,500	124,558
Shanghai Electric Group Company, Ltd., H Shares (I)(L)	498,000	239,016
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	254,000	79,365

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Prime Machinery Company, Ltd., H Shares	306,000	$59,282
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	268,500	12,024
Shenguan Holdings Group, Ltd. (I)	90,000	5,703
Shui On Land, Ltd.	974,961	236,034
Shunfeng International Clean Energy, Ltd. (I)(L)	424,000	23,886
Sino-Ocean Group Holding, Ltd.	770,973	377,101
Sinopec Engineering Group Company, Ltd., H Shares	117,500	105,859
Sinotrans, Ltd., H Shares	610,000	312,543
Sinotruk Hong Kong, Ltd. (L)	253,000	183,561
SOHO China, Ltd. (I)	732,000	361,096
Springland International Holdings, Ltd.	40,000	7,892
Sunac China Holdings, Ltd. (L)	232,000	484,671
Tenwow International Holdings, Ltd. (L)	69,000	13,692
The People’s Insurance Company Group of China, Ltd., H Shares	966,000	405,744
Tiangong International Company, Ltd.	320,000	27,913
Trigiant Group, Ltd. (L)	154,000	22,870
V1 Group, Ltd. (I)(L)	217,400	7,102
Weichai Power Company, Ltd., H Shares	380,000	332,080
Weiqiao Textile Company, H Shares (I)	150,000	107,205
Welling Holding, Ltd.	54,000	12,319
West China Cement, Ltd. (I)	876,000	132,339
Wuzhou International Holdings, Ltd. (I)	272,000	28,599
Xiamen International Port Company, Ltd., H Shares	410,000	76,191
Xinchen China Power Holdings, Ltd. (I)	132,000	23,324
Xingda International Holdings, Ltd.	276,000	111,686
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	48,000	40,269
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	243,000	28,005
Yanzhou Coal Mining Company, Ltd., H Shares	314,000	281,476
Youyuan International Holdings, Ltd. (I)	122,000	35,169
Yuanda China Holdings, Ltd. (I)	830,000	17,332
YuanShengTai Dairy Farm, Ltd. (I)	482,000	22,847
Yuzhou Properties Company, Ltd.	325,080	192,192
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhongsheng Group Holdings, Ltd.	89,000	165,970
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	269,200	130,985
		87,693,606
Colombia - 0.5%
Almacenes Exito SA	69,441	349,542
Ecopetrol SA	1,753,894	794,220
Grupo Argos SA	125,619	854,914
Grupo de Inversiones Suramericana SA	73,465	954,628
Grupo Nutresa SA	3,271	28,336
		2,981,640
Czech Republic - 0.3%
CEZ AS	60,930	1,060,537

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Czech Republic (continued)
Pegas Nonwovens SA	998	$40,056
UNIPETROL AS	49,219	610,752
		1,711,345
Greece - 0.1%
Bank of Greece	1,882	26,950
Ellaktor SA (I)	80,249	132,847
GEK Terna Holding Real Estate Construction SA (I)	15,892	73,709
Intracom Holdings SA (I)	6,841	3,548
Marfin Investment Group Holdings SA (I)	245,261	41,984
Mytilineos Holdings SA (I)	23,346	220,161
		499,199
Hong Kong - 3.4%
Ajisen China Holdings, Ltd.	123,000	49,753
AMVIG Holdings, Ltd.	190,000	58,446
Anxin-China Holdings, Ltd. (I)	1,648,000	81,266
Asian Citrus Holdings, Ltd. (I)	249,000	19,136
Asiasec Properties, Ltd.	18,720	4,936
Beijing Enterprises Environment Group, Ltd. (I)	72,000	11,066
Beijing Enterprises Holdings, Ltd.	95,500	460,471
Beijing Properties Holdings, Ltd. (I)	366,000	17,588
C C Land Holdings, Ltd. (I)	828,126	188,885
Carrianna Group Holdings Company, Ltd.	182,675	19,646
CECEP COSTIN New Materials Group, Ltd. (I)	348,000	26,744
Century Sunshine Group Holdings, Ltd. (I)	165,000	5,005
CGN Meiya Power Holdings Company, Ltd. (I)(S)	236,000	32,325
China Aerospace International Holdings, Ltd.	759,200	96,235
China Agri-Industries Holdings, Ltd.	678,300	281,354
China Everbright, Ltd.	36,000	78,297
China Fiber Optic Network System Group, Ltd. (I)	150,800	13,520
China Foods, Ltd.	220,000	93,244
China Glass Holdings, Ltd. (I)	130,000	11,646
China High Precision Automation Group, Ltd. (I)	18,000	2,859
China High Speed Transmission Equipment Group Company, Ltd. (L)	22,000	24,080
China Jinmao Holdings Group, Ltd.	1,506,000	620,632
China Lumena New Materials Corp. (I)	2,036,000	0
China Merchants Port Holdings Company, Ltd.	132,684	367,918
China New Town Development Company, Ltd. (I)	1,072,665	49,416
China Ocean Resources Company, Ltd. (I)(L)	22,990	20,094
China Oil & Gas Group, Ltd.	1,240,000	84,185
China Overseas Grand Oceans Group, Ltd.	365,000	194,892
China Overseas Land & Investment, Ltd.	868,000	2,540,266
China Properties Group, Ltd. (I)	200,000	45,866
China Resources Cement Holdings, Ltd.	580,000	288,163
China Resources Land, Ltd.	656,000	1,911,103

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Singyes Solar Technologies Holdings, Ltd. (I)(L)	213,400	$89,344
China South City Holdings, Ltd. (L)	790,000	146,624
China Taiping Insurance Holdings Company, Ltd.	116,400	295,088
China Travel International Investment Hong Kong, Ltd. (L)	760,000	219,013
China Unicom Hong Kong, Ltd. (I)	702,000	1,042,029
China Unicom Hong Kong, Ltd., ADR (I)	133,772	2,001,229
CITIC Resources Holdings, Ltd.	146,000	16,081
CITIC, Ltd.	818,130	1,229,925
Clear Media, Ltd.	52,000	61,400
Comba Telecom Systems Holdings, Ltd.	309,639	41,662
Concord New Energy Group, Ltd.	1,210,000	50,354
COSCO SHIPPING International Company, Ltd.	177,625	70,979
COSCO SHIPPING Ports, Ltd.	481,964	565,384
Coslight Technology International Group Company, Ltd. (I)	42,000	22,046
Dah Chong Hong Holdings, Ltd.	302,000	138,478
Digital China Holdings, Ltd. (I)(L)	47,000	36,161
Dynasty Fine Wines Group, Ltd. (I)	330,000	60,865
EVA Precision Industrial Holdings, Ltd.	184,000	28,269
GCL-Poly Energy Holdings, Ltd. (I)(L)	2,712,000	295,177
Gemdale Properties & Investment Corp., Ltd.	180,000	12,675
Glorious Property Holdings, Ltd. (I)	352,000	38,309
Goldlion Holdings, Ltd.	137,000	61,061
Hengdeli Holdings, Ltd.	844,000	75,667
Hi Sun Technology China, Ltd. (I)	216,000	37,338
HKC Holdings, Ltd.	29,206	19,485
Hopson Development Holdings, Ltd.	224,000	210,434
Hua Han Health Industry Holdings, Ltd. (I)(L)	1,120,000	76,030
Inspur International, Ltd.	134,000	28,309
Joy City Property, Ltd.	672,000	104,931
Ju Teng International Holdings, Ltd.	332,000	136,104
K Wah International Holdings, Ltd.	66,000	40,065
Kingboard Chemical Holdings, Ltd.	203,630	810,600
Kunlun Energy Company, Ltd.	850,000	720,610
Lai Fung Holdings, Ltd.	560,000	15,661
MIE Holdings Corp. (I)	84,000	7,312
Min Xin Holdings, Ltd.	46,000	34,461
Mingyuan Medicare Development Company, Ltd. (I)	1,300,000	38,297
Minmetals Land, Ltd.	600,000	69,880
New World Department Store China, Ltd. (I)	175,000	43,252
Nine Dragons Paper Holdings, Ltd. (L)	431,000	573,958
Poly Property Group Company, Ltd. (I)	352,453	154,908
Pou Sheng International Holdings, Ltd. (L)	105,000	18,826
Real Nutriceutical Group, Ltd. (I)	178,000	8,435
REXLot Holdings, Ltd. (L)	1,450,000	18,197
Rotam Global Agrosciences, Ltd.	7,854	8,097
Seaspan Corp. (L)	8,178	58,391
Shanghai Industrial Holdings, Ltd.	171,000	505,859

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Shanghai Industrial Urban Development Group, Ltd.	401,000	$90,365
Shanghai Zendai Property, Ltd. (I)	1,905,000	31,191
Shenzhen International Holdings, Ltd.	191,537	351,037
Shenzhen Investment, Ltd.	852,893	376,723
Shimao Property Holdings, Ltd.	393,500	673,024
Shougang Concord International Enterprises Company, Ltd. (I)	522,000	16,450
Shougang Fushan Resources Group, Ltd.	376,000	69,812
Silver Grant International Industries, Ltd. (I)	322,000	48,691
Sino Oil And Gas Holdings, Ltd. (I)	2,450,000	58,653
Sinofert Holdings, Ltd. (I)(L)	212,000	26,872
Sinolink Worldwide Holdings, Ltd. (I)	536,000	59,060
Sinopec Kantons Holdings, Ltd. (L)	248,000	136,831
Sinotrans Shipping, Ltd. (L)	356,500	89,875
Skyworth Digital Holdings, Ltd.	715,800	444,432
SRE Group, Ltd. (I)	1,148,857	26,466
TCC International Holdings, Ltd.	572,000	257,711
TCL Multimedia Technology Holdings, Ltd. (I)	103,200	48,181
Tian An China Investment Company, Ltd. (I)	144,000	97,248
Tianjin Port Development Holdings, Ltd.	812,000	135,111
Tianyi Summi Holdings, Ltd.	200,000	30,494
Tomson Group, Ltd.	282,148	144,474
TPV Technology, Ltd.	371,684	81,800
Truly International Holdings, Ltd. (L)	260,000	89,844
United Energy Group, Ltd. (I)	898,000	34,526
Wasion Group Holdings, Ltd. (L)	138,000	63,464
Yanchang Petroleum International, Ltd. (I)	1,710,000	37,885
Yuexiu Property Company, Ltd.	2,539,542	432,419
Zhuhai Holdings Investment Group, Ltd.	152,000	22,779
		22,011,715
Hungary - 0.4%
MOL Hungarian Oil and Gas PLC	16,803	1,319,746
OTP Bank PLC	36,653	1,226,756
		2,546,502
India - 12.7%
Aban Offshore, Ltd.	15,263	44,223
Adani Enterprises, Ltd. (I)	88,305	180,949
Adani Ports and Special Economic Zone, Ltd. (I)	54,506	307,590
Adani Power, Ltd. (I)	434,332	199,359
Adani Transmissions, Ltd. (I)	108,610	208,165
Aditya Birla Fashion and Retail, Ltd. (I)	57,051	151,751
Aditya Birla Nuvo, Ltd.	21,276	612,661
AIA Engineering, Ltd.	69	1,488
Allcargo Logistics, Ltd.	6,452	17,092
Ambuja Cements, Ltd.	114,482	435,503
Anant Raj, Ltd.	54,720	48,707
Andhra Bank	94,706	79,898
Apollo Tyres, Ltd.	124,522	462,986
Arvind SmartSpaces, Ltd. (I)	2,547	5,397
Arvind, Ltd.	84,720	472,595

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Atul, Ltd.	58	$2,173
Axis Bank, Ltd.	450,521	3,614,218
Bajaj Finserv, Ltd.	9,073	576,036
Bajaj Hindusthan Sugar, Ltd. (I)	201,805	45,704
Bajaj Holdings and Investment, Ltd.	14,087	466,366
Balkrishna Industries, Ltd.	17,258	443,747
Ballarpur Industries, Ltd. (I)	106,170	26,242
Balmer Lawrie & Company, Ltd.	35,700	120,865
Balrampur Chini Mills, Ltd.	70,287	164,350
Bank of Baroda	127,128	317,891
BEML, Ltd.	1,822	43,272
Bharat Heavy Electricals, Ltd.	164,402	343,364
Bharti Airtel, Ltd.	555,095	3,271,471
Biocon, Ltd.	13,419	68,509
Birla Corp., Ltd. (I)	16,046	213,747
Brigade Enterprises, Ltd. (I)	2,687	10,710
Ceat, Ltd.	9,407	261,464
CG Power and Industrial Solutions, Ltd. (I)	107,879	138,036
Chambal Fertilizers & Chemicals, Ltd.	68,153	123,659
Chennai Super Kings Cricket, Ltd. (I)	207,315	7,217
Cipla, Ltd.	40,181	346,645
City Union Bank, Ltd.	24,608	67,623
Container Corp. of India, Ltd.	9,792	173,615
Coromandel International, Ltd.	34,103	221,556
Cox & Kings, Ltd.	47,142	201,503
Cyient, Ltd.	29,043	228,546
Dalmia Bharat, Ltd. (I)	2,575	98,771
DB Realty, Ltd. (I)	35,138	21,069
DCB Bank, Ltd.	89,430	275,404
DCM Shriram, Ltd.	20,095	106,652
Deepak Fertilisers & Petrochemicals Corp., Ltd. (I)	18,197	76,057
Dewan Housing Finance Corp., Ltd.	78,615	530,722
Dhampur Sugar Mills, Ltd.	6,165	18,190
Dishman Carbogen Amics, Ltd. (I)	17,540	81,693
DLF, Ltd. (I)	146,598	432,652
Edelweiss Financial Services, Ltd.	160,381	474,012
EID Parry India, Ltd.	35,419	169,163
EIH, Ltd.	49,817	105,033
Electrosteel Castings, Ltd.	89,970	42,263
Engineers India, Ltd.	54,746	130,155
Eros International Media, Ltd. (I)	10,300	34,366
Essel Propack, Ltd.	16,896	64,078
Eveready Industries India, Ltd.	17,130	91,150
Exide Industries, Ltd.	30,766	105,469
Federal Bank, Ltd.	529,814	924,120
Finolex Cables, Ltd.	16,877	119,991
Firstsource Solutions, Ltd. (I)	95,963	51,023
Fortis Healthcare, Ltd. (I)	22,284	55,821
Future Enterprises, Ltd.	32,398	16,030
Future Retail, Ltd. (I)	23,829	136,022
Gabriel India, Ltd.	11,712	27,243
GAIL India, Ltd.	136,246	762,492
Gateway Distriparks, Ltd.	13,444	53,625
GHCL, Ltd.	10,350	36,194
Graphite India, Ltd.	39,636	100,136

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Grasim Industries, Ltd.	90,691	$1,743,944
Gujarat Alkalies & Chemicals, Ltd.	13,748	82,581
Gujarat Fluorochemicals, Ltd. (I)	11,921	136,326
Gujarat Mineral Development Corp., Ltd.	46,208	104,267
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	28,063	115,823
Gujarat State Fertilizers & Chemicals, Ltd.	88,078	157,286
Gujarat State Petronet, Ltd.	88,052	241,356
Hathway Cable & Datacom, Ltd. (I)	68,307	38,407
HCL Technologies, Ltd.	1,941	25,564
HEG, Ltd.	5,818	33,318
Hikal, Ltd.	14,144	44,185
Himachal Futuristic Communications, Ltd. (I)	252,940	46,718
Himatsingka Seide, Ltd.	15,084	80,064
Hindalco Industries, Ltd.	430,107	1,269,273
Hinduja Global Solutions, Ltd.	1,217	9,719
Hindustan Media Ventures, Ltd.	5,908	24,647
Housing Development & Infrastructure, Ltd. (I)	118,648	156,024
HSIL, Ltd.	5,997	33,776
HT Media, Ltd.	20,444	25,580
ICICI Bank, Ltd.	954,546	4,294,803
IDBI Bank, Ltd. (I)	49,275	40,741
Idea Cellular, Ltd.	628,387	828,664
IDFC Bank, Ltd.	166,616	141,386
IDFC, Ltd.	119,156	99,981
IFCI, Ltd. (I)	258,047	96,569
IIFL Holdings, Ltd.	77,165	721,777
IL&FS Transportation Networks, Ltd.	25,739	37,406
Indiabulls Real Estate, Ltd. (I)	19,550	60,371
Indian Bank	48,312	210,927
Indian Overseas Bank (I)	104,935	40,313
INEOS Styrolution India, Ltd.	788	10,105
Infosys, Ltd.	152,168	2,199,887
Ingersoll-Rand India, Ltd.	4,901	63,356
Inox Wind, Ltd. (I)	7,148	15,776
Jagran Prakashan, Ltd. (I)	2,756	7,808
Jain Irrigation Systems, Ltd.	143,549	228,352
Jaypee Infratech, Ltd. (I)	123,242	38,158
JB Chemicals & Pharmaceuticals, Ltd.	15,769	76,305
JBF Industries, Ltd.	13,829	59,127
Jindal Poly Films, Ltd.	2,927	17,969
Jindal Saw, Ltd.	66,513	86,248
JITF Infralogistics, Ltd. (I)	7,295	5,216
JK Cement, Ltd.	5,386	79,264
JK Lakshmi Cement, Ltd.	1,731	12,976
JK Tyre & Industries, Ltd.	25,061	62,403
JM Financial, Ltd.	124,021	224,530
JSW Energy, Ltd.	184,068	181,762
JSW Holdings, Ltd. (I)	459	12,244
JSW Steel, Ltd.	515,750	1,619,455
Jubilant Life Sciences, Ltd.	35,775	377,793
Kalpataru Power Transmission, Ltd. (I)	20,383	103,965
Kaveri Seed Company, Ltd. (I)	8,840	89,706
KEC International, Ltd.	41,793	166,317

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
KPIT Technologies, Ltd.	83,308	$158,260
KPR Mill, Ltd.	7,881	98,672
KRBL, Ltd. (I)	13,824	80,744
L&T Finance Holdings, Ltd.	128,630	287,551
Larsen & Toubro, Ltd.	74,025	1,930,535
LIC Housing Finance, Ltd.	39,466	453,901
Magma Fincorp, Ltd.	5,484	13,766
Maharashtra Seamless, Ltd.	8,849	52,718
Mahindra & Mahindra Financial Services, Ltd.	35,100	188,334
Mahindra & Mahindra, Ltd.	102,731	2,153,405
Mahindra CIE Automotive, Ltd. (I)	18,890	71,187
Mahindra Lifespace Developers, Ltd.	11,712	78,027
Manappuram Finance, Ltd.	115,970	174,991
Max India, Ltd. (I)	4,595	10,963
Max Ventures & Industries, Ltd. (I)	919	1,264
McLeod Russel India, Ltd.	20,316	54,723
Merck, Ltd.	2,586	42,674
Mindtree, Ltd.	10,150	83,299
MOIL, Ltd.	3,305	16,333
Mphasis, Ltd.	40,475	374,517
MRF, Ltd.	590	624,700
Muthoot Finance, Ltd.	42,336	298,788
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	72,119	17,922
National Aluminium Company, Ltd.	306,277	306,130
Nava Bharat Ventures, Ltd.	3,228	6,610
NCC, Ltd.	187,192	254,567
Nectar Lifesciences, Ltd.	11,502	5,706
NIIT Technologies, Ltd.	15,320	136,644
NOCIL, Ltd.	12,576	21,928
Oberoi Realty, Ltd. (I)	50,603	281,725
Omaxe, Ltd.	18,944	59,453
OnMobile Global, Ltd.	19,221	20,041
Orient Cement, Ltd.	32,817	72,190
Oriental Bank of Commerce (I)	21,608	47,241
Parsvnath Developers, Ltd. (I)	28,656	6,250
PC Jeweller, Ltd.	18,017	136,128
Persistent Systems, Ltd.	14,831	156,619
Piramal Enterprises, Ltd. (I)	39,021	1,683,229
Polaris Consulting & Services, Ltd. (I)	8,612	32,211
Power Finance Corp., Ltd.	385,766	734,715
Praj Industries, Ltd.	42,222	49,027
Prestige Estates Projects, Ltd. (I)	65,456	256,058
Prime Focus, Ltd. (I)	11,877	19,552
PTC India Financial Services, Ltd.	29,410	17,985
PTC India, Ltd.	111,999	167,895
Punjab National Bank (I)	119,919	253,077
Puravankara, Ltd.	10,348	10,070
Radico Khaitan, Ltd.	12,864	24,267
Rain Industries, Ltd.	46,818	84,260
Rajesh Exports, Ltd.	6,531	69,702
Ramco Industries, Ltd. (I)	3,632	13,360
Rashtriya Chemicals & Fertilizers, Ltd.	16,192	18,929
Raymond, Ltd.	13,612	151,976
Redington India, Ltd.	137,134	276,151
Reliance Communications, Ltd. (I)	501,471	167,106

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Reliance Industries, Ltd., GDR (S)	273,753	$11,600,192
Reliance Power, Ltd. (I)	359,775	236,336
Ruchi Soya Industries, Ltd. (I)	21,355	6,978
Rural Electrification Corp., Ltd.	307,918	818,328
Sadbhav Engineering, Ltd.	10,539	50,809
Shipping Corp. of India, Ltd. (I)	50,541	67,389
Shriram City Union Finance, Ltd.	5,526	202,235
Shriram Transport Finance Company, Ltd.	79,078	1,222,093
Simplex Infrastructures, Ltd.	3,305	26,274
Sintex Industries, Ltd.	113,866	42,390
Sintex Plastics Technology, Ltd. (I)	113,866	150,529
Sobha, Ltd.	26,558	150,557
Sonata Software, Ltd.	18,106	42,879
SREI Infrastructure Finance, Ltd.	77,571	137,932
SRF, Ltd.	3,700	88,586
State Bank of India	366,578	1,549,304
Sterlite Technologies, Ltd.	30,704	69,623
Sunteck Realty, Ltd.	8,744	66,281
Surya Roshni, Ltd.	3,874	16,907
Syndicate Bank (I)	32,580	36,988
TAKE Solutions, Ltd.	21,956	55,994
Tamil Nadu Newsprint & Papers, Ltd.	8,715	41,929
Tata Chemicals, Ltd.	50,936	479,205
Tata Global Beverages, Ltd.	135,372	314,827
Tata Motors, Ltd.	504,555	3,373,181
Tata Steel, Ltd.	148,223	1,249,514
TCI Express, Ltd.	1,481	11,222
Tech Mahindra, Ltd.	149,472	885,092
Texmaco Rail & Engineering, Ltd.	11,481	15,572
The Great Eastern Shipping Company, Ltd.	34,981	220,038
The India Cements, Ltd.	98,907	300,864
The Indian Hotels Company, Ltd.	91,498	189,528
The Jammu & Kashmir Bank, Ltd.	110,602	145,275
The Karnataka Bank, Ltd.	83,273	209,213
The Karur Vysya Bank, Ltd.	154,840	346,549
The Lakshmi Vilas Bank, Ltd.	26,950	82,692
The South Indian Bank, Ltd.	417,562	179,472
Time Technoplast, Ltd.	4,194	10,377
Transport Corp. of India, Ltd.	2,962	15,011
Trident, Ltd.	22,059	25,056
Tube Investments of India, Ltd.	18,475	190,723
TV18 Broadcast, Ltd. (I)	248,227	139,327
UCO Bank (I)	85,194	43,981
Uflex, Ltd.	10,885	64,761
Unichem Laboratories, Ltd. (I)	16,907	70,066
Union Bank of India (I)	73,563	167,658
UPL, Ltd.	58,239	759,363
VA Tech Wabag, Ltd.	11,629	124,038
Vardhman Textiles, Ltd. (I)	7,410	130,641
Vedanta, Ltd.	123,734	475,018
Vedanta, Ltd., ADR	173,175	2,687,676
Vijaya Bank	83,311	92,754
Welspun Corp., Ltd.	55,523	92,757
Wipro, Ltd.	660,798	2,650,011
Wockhardt, Ltd.	6,467	60,285

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Zensar Technologies, Ltd.	5,057	$63,465
		81,900,828
Indonesia - 2.8%
Adaro Energy Tbk PT	7,847,500	928,436
Adhi Karya Persero Tbk PT	706,500	113,903
Agung Podomoro Land Tbk PT	3,248,000	45,525
Alam Sutera Realty Tbk PT	5,896,200	140,610
Aneka Tambang Persero Tbk PT (I)	814,006	42,390
Asahimas Flat Glass Tbk PT	62,500	28,415
Astra Agro Lestari Tbk PT	204,355	225,453
Bakrie & Brothers Tbk PT (I)	115,892,589	434,787
Bakrie Telecom Tbk PT (I)	24,850,000	93,228
Bank Bukopin Tbk PT	1,802,600	85,016
Bank Danamon Indonesia Tbk PT	1,336,194	511,698
Bank Mandiri Persero Tbk PT	2,734,520	2,621,095
Bank Negara Indonesia Persero Tbk PT	3,575,981	1,758,300
Bank Pan Indonesia Tbk PT (I)	2,298,597	167,522
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	983,300	162,930
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,424,000	70,867
Bank Tabungan Negara Persero Tbk PT	2,842,461	555,209
Barito Pacific Tbk PT (I)	1,599,800	351,322
Bekasi Fajar Industrial Estate Tbk PT	2,132,800	52,105
Benakat Integra Tbk PT (I)	8,689,500	52,957
Berau Coal Energy Tbk PT (I)	2,215,500	13,631
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
BISI International Tbk PT	714,900	87,143
Blue Bird Tbk PT	90,600	32,696
Bumi Serpong Damai Tbk PT	2,084,900	285,870
Ciputra Development Tbk PT	5,831,544	512,383
Clipan Finance Indonesia Tbk PT (I)	1,045,000	24,054
Elnusa Tbk PT	1,954,900	40,363
Energi Mega Persada Tbk PT (I)	18,050,981	67,675
Erajaya Swasembada Tbk PT	773,000	36,502
Eureka Prima Jakarta Tbk PT (I)	336,800	2,420
Gajah Tunggal Tbk PT	984,500	83,513
Garuda Indonesia Persero Tbk PT (I)	2,909,563	76,043
Global Mediacom Tbk PT	3,942,400	171,400
Harum Energy Tbk PT (I)	221,700	33,210
Holcim Indonesia Tbk PT (I)	928,868	52,260
Indah Kiat Pulp & Paper Corp. Tbk PT	1,759,100	336,450
Indika Energy Tbk PT (I)	173,900	10,227
Indo Tambangraya Megah Tbk PT	199,400	258,941
Indocement Tunggal Prakarsa Tbk PT	57,600	79,601
Indofood Sukses Makmur Tbk PT	1,241,900	801,868
Intiland Development Tbk PT	3,859,400	121,704
Japfa Comfeed Indonesia Tbk PT	1,485,070	151,126
Kawasan Industri Jababeka Tbk PT	9,787,971	239,319
KMI Wire & Cable Tbk PT	419,300	15,096
Krakatau Steel Persero Tbk PT (I)	540,000	24,903
Lippo Cikarang Tbk PT (I)	253,300	77,898
Lippo Karawaci Tbk PT	9,472,093	468,944
Malindo Feedmill Tbk PT (I)	128,500	10,646
Matahari Putra Prima Tbk PT (I)	315,100	16,553
Medco Energi Internasional Tbk PT (I)	737,800	126,908

The accompanying notes are an integral part of the financial statements.

40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Media Nusantara Citra Tbk PT	658,300	$90,752
Mitra Adiperkasa Tbk PT	71,600	36,543
MNC Investama Tbk PT (I)	15,144,900	133,756
Modernland Realty Tbk PT (I)	4,331,800	87,759
Multipolar Tbk PT	4,046,300	62,549
Nusantara Infrastructure Tbk PT (I)	3,748,800	38,149
Pabrik Kertas Tjiwi Kimia Tbk PT	145,000	13,056
Pan Brothers Tbk PT	1,853,200	68,961
Panin Financial Tbk PT (I)	5,878,700	102,984
Paninvest Tbk PT (I)	862,300	54,247
Pembangunan Perumahan Persero Tbk PT	723,100	169,554
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,855,000	190,340
Ramayana Lestari Sentosa Tbk PT	835,100	76,817
Salim Ivomas Pratama Tbk PT	1,797,900	74,300
Sampoerna Agro Tbk PT	331,700	49,981
Semen Baturaja Persero Tbk PT	343,600	82,243
Semen Indonesia Persero Tbk PT	1,077,200	807,861
Sri Rejeki Isman Tbk PT	5,232,100	125,466
Surya Semesta Internusa Tbk PT	2,002,800	96,701
Suryainti Permata Tbk PT (I)	1,446,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	139,200	124,899
Tiga Pilar Sejahtera Food Tbk PT (I)	1,253,300	157,012
Timah Persero Tbk PT	1,683,460	92,126
Tiphone Mobile Indonesia Tbk PT	773,100	71,152
Trias Sentosa Tbk PT	1,792,200	43,364
Truba Alam Manunggal Engineering Tbk PT (I)	11,991,500	8,998
Tunas Baru Lampung Tbk PT	1,620,000	178,928
Tunas Ridean Tbk PT	1,466,700	125,945
United Tractors Tbk PT	747,600	1,538,715
Vale Indonesia Tbk PT (I)	1,273,200	177,201
Visi Media Asia Tbk PT (I)	1,337,400	36,129
Wijaya Karya Beton Tbk PT	508,200	23,616
Wijaya Karya Persero Tbk PT	1,277,600	211,497
XL Axiata Tbk PT (I)	1,859,900	475,735
		18,328,451
Malaysia - 2.8%
AFFIN Holdings BHD	337,890	210,950
AirAsia BHD	204,500	154,818
Alliance Financial Group BHD	461,800	414,000
AMMB Holdings BHD	860,362	978,149
Batu Kawan BHD	300	1,320
Benalec Holdings BHD	110,400	10,801
Berjaya Corp. BHD (I)	1,764,493	139,753
BIMB Holdings BHD	16,200	17,176
Borneo Oil BHD (I)	734,100	17,961
Boustead Holdings BHD	457,788	280,446
Boustead Plantations BHD	120,100	45,592
Bumi Armada BHD	1,186,700	210,018
CIMB Group Holdings BHD	981,779	1,504,842
Coastal Contracts BHD	86,000	26,450
Dayang Enterprise Holdings BHD (I)	120,000	28,780
DRB-Hicom BHD	290,600	120,431
Eastern & Oriental BHD	81,798	32,386

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Eco World Development Group BHD (I)	221,600	$86,172
Evergreen Fibreboard BHD (I)	209,800	41,046
Felda Global Ventures Holdings BHD	661,400	263,663
Genting BHD	695,800	1,525,252
Genting Malaysia BHD	151,500	194,087
Glomac BHD	96,400	14,600
Goldis BHD	114,135	77,050
HAP Seng Consolidated BHD	176,720	380,255
Hap Seng Plantations Holdings BHD	96,100	58,193
Hengyuan Refining Company BHD (I)	29,600	36,544
Hibiscus Petroleum BHD (I)	250,700	23,924
Hong Leong Financial Group BHD	138,499	541,778
Hong Leong Industries BHD	25,000	59,055
Hua Yang BHD	97,421	23,827
IJM Corp. BHD	1,409,160	1,135,826
Inch Kenneth Kajang Rubber PLC	106,800	17,438
Insas BHD	256,669	63,935
IOI Properties Group BHD	657,375	336,867
Iris Corp. BHD (I)	380,100	15,493
Iskandar Waterfront City BHD (I)	59,700	21,973
JAKS Resources BHD (I)	165,400	55,109
Jaya Tiasa Holdings BHD	210,626	57,900
JCY International BHD	265,600	35,871
Keck Seng Malaysia BHD	107,500	124,461
Kenanga Investment Bank BHD	343,945	44,917
Kian JOO CAN Factory BHD	153,700	105,267
Kim Loong Resources BHD	31,000	28,086
KNM Group BHD (I)	991,800	60,050
KSL Holdings BHD (I)	286,000	81,978
Kumpulan Fima BHD	2,300	991
Kwantas Corp. BHD (I)	56,000	20,897
Land & General BHD	424,320	21,248
LBS Bina Group BHD	167,000	78,185
Lion Industries Corp. BHD (I)	71,100	19,892
Magnum BHD	176,500	71,132
Mah Sing Group BHD	405,000	152,795
Malayan Banking BHD	239,332	536,847
Malayan Flour Mills BHD	132,300	75,523
Malaysia Airports Holdings BHD	162,358	323,827
Malaysia Building Society BHD	645,746	200,089
Malaysia Marine and Heavy Engineering Holdings BHD (I)	42,700	8,004
Malaysian Bulk Carriers BHD (I)	120,600	21,072
Malaysian Pacific Industries BHD	15,075	47,316
Malaysian Resources Corp. BHD (I)	441,900	142,134
Media Prima BHD	396,400	86,820
Mega First Corp. BHD	93,200	85,537
MISC BHD	533,600	928,088
MKH BHD	97,630	53,670
MMC Corp. BHD	305,200	176,438
MNRB Holdings BHD (I)	15,000	9,496
Mudajaya Group BHD (I)	92,200	29,626
Muhibbah Engineering Malaysia BHD	31,900	20,217
Mulpha International BHD (I)	73,710	37,609
Naim Holdings BHD (I)	67,100	19,688
Oriental Holdings BHD	220,520	342,631

The accompanying notes are an integral part of the financial statements.

41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
OSK Holdings BHD	243,898	$92,061
Panasonic Manufacturing Malaysia BHD	11,300	95,536
Pantech Group Holdings BHD	64,266	8,684
Parkson Holdings BHD (I)	134,267	17,827
POS Malaysia BHD	2,100	2,591
PPB Group BHD	94,900	379,225
Protasco BHD	137,375	33,283
RHB Bank BHD	342,389	403,523
Rimbunan Sawit BHD (I)	321,800	34,107
Salcon BHD (I)	200,344	26,128
Sapura Energy BHD	1,688,800	625,198
Sarawak Oil Palms BHD	63,385	52,560
Scomi Group BHD (I)	752,300	21,893
Selangor Properties BHD	24,000	27,162
Shangri-La Hotels Malaysia BHD	61,800	72,408
SHL Consolidated BHD	35,200	22,958
SP Setia BHD Group	255,975	208,039
Sumatec Resources BHD (I)	915,000	11,712
Sunway BHD	292,724	267,425
Supermax Corp. BHD	186,500	86,466
Ta Ann Holdings BHD	75,048	61,878
TA Enterprise BHD	643,600	95,959
TA Global BHD	456,900	34,069
Tan Chong Motor Holdings BHD	42,500	18,019
TDM BHD	402,490	56,736
Thong Guan Industries BHD	15,100	14,774
TIME dotCom BHD	147,800	333,954
Tiong NAM Logistics Holdings	48,800	20,243
Tropicana Corp. BHD	315,440	71,281
UEM Edgenta BHD	42,600	26,184
UEM Sunrise BHD (I)	645,500	180,496
UMW Holdings BHD (I)	110,600	153,802
UMW Oil and Gas Corp. BHD (I)	261,600	26,804
Unisem M BHD	81,080	67,587
United Malacca BHD	97,800	147,399
UOA Development BHD	345,400	205,348
Vivocom International Holdings BHD (I)	607,000	16,929
VS Industry BHD	51,450	24,796
WCT Holdings BHD (I)	270,114	129,622
Wing Tai Malaysia BHD	74,650	31,290
WTK Holdings BHD	179,600	37,037
YNH Property BHD (I)	232,701	80,216
YTL Corp. BHD	2,495,840	848,909
		18,386,380
Malta - 0.0%
Brait SE (I)	12,946	59,859
Mexico - 4.6%
Alfa SAB de CV, Class A	1,451,398	2,059,288
Alpek SAB de CV	217,999	261,377
Axtel SAB de CV (I)	153,552	31,728
Bio Pappel SAB de CV (I)	16,029	23,935
Cemex SAB de CV, ADR (I)	644,837	6,074,365
Coca-Cola Femsa SAB de CV, Series L	29,775	252,490
Consorcio ARA SAB de CV	214,885	70,804
Corp. Actinver SAB de CV	30,824	22,419
Credito Real SAB de CV SOFOM ER	80,112	124,833

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
El Puerto de Liverpool SAB de CV, Series C1	10,810	$85,360
Genomma Lab Internacional SAB de CV, Class B (I)	42,178	54,150
Grupo Aeromexico SAB de CV (I)	73,946	152,140
Grupo Aeroportuario del Pacifico SAB de CV, ADR	6,902	775,095
Grupo Carso SAB de CV, Series A1	234,282	989,861
Grupo Cementos de Chihuahua SAB de CV (I)	35,500	180,075
Grupo Comercial Chedraui SA de CV (L)	165,367	338,957
Grupo Elektra SAB de CV	17,681	738,454
Grupo Famsa SAB de CV, Class A (I)	134,561	77,851
Grupo Financiero Banorte SAB de CV, Series O	536,136	3,401,670
Grupo Financiero Inbursa SAB de CV, Series O	606,201	1,034,454
Grupo Financiero Interacciones SA de CV, Series O	48,214	253,679
Grupo Financiero Santander Mexico SAB de CV, Class B	665,005	1,286,864
Grupo Herdez SAB de CV	78,003	166,246
Grupo Industrial Maseca SAB de CV, Series B (I)	53,900	73,238
Grupo Industrial Saltillo SAB de CV	99,900	230,089
Grupo KUO SAB de CV, Series B (I)	140,698	307,774
Grupo Mexico SAB de CV, Series B	1,551,117	4,357,956
Grupo Pochteca SAB de CV (I)	11,500	4,562
Grupo Sanborns SAB de CV	169,891	199,109
Grupo Simec SAB de CV, Series B (I)	37,957	133,810
Grupo Sports World SAB de CV (I)	9,300	8,711
Industrias Bachoco SAB de CV, ADR	2,653	153,821
Industrias Bachoco SAB de CV, Series B (L)	64,616	308,434
Industrias CH SAB de CV, Series B (I)(L)	100,553	498,644
Industrias Penoles SAB de CV	18,249	412,757
La Comer SAB de CV (I)	129,609	117,049
Maxcom Telecomunicaciones SAB de CV (I)(L)	3,007	1,226
Mexichem SAB de CV	456,467	1,222,611
Minera Frisco SAB de CV, Series A1 (I)	82,014	51,291
Nemak SAB de CV (L)(S)	191,466	184,094
OHL Mexico SAB de CV	442,491	638,304
Organizacion Cultiba SAB de CV (I)	89,403	81,330
Organizacion Soriana SAB de CV, Series B (I)	871,060	2,030,214
Qualitas Controladora SAB de CV	85,109	141,858
TV Azteca SAB de CV (L)	596,484	100,900
Vitro SAB de CV, Series A	27,832	116,948
		29,830,825
Philippines - 1.3%
Alliance Global Group, Inc.	998,600	282,892
Ayala Corp.	21,340	359,701
Bank of the Philippine Islands	16,840	34,715
BDO Unibank, Inc.	449,477	1,104,964
Cebu Air, Inc.	73,750	143,038

The accompanying notes are an integral part of the financial statements.

42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Century Properties Group, Inc.	1,726,673	$18,828
Cosco Capital, Inc.	1,004,800	157,216
DMCI Holdings, Inc.	74,900	20,931
East West Banking Corp.	115,000	64,724
EEI Corp.	34,400	6,815
Emperador, Inc.	150,500	22,482
Empire East Land Holdings, Inc. (I)	997,000	14,020
Energy Development Corp.	656,900	78,709
Filinvest Development Corp.	211,875	33,203
Filinvest Land, Inc.	4,587,500	151,724
First Philippine Holdings Corp.	147,100	204,046
Global Ferronickel Holdings, Inc. (I)	272,000	13,562
GT Capital Holdings, Inc.	4,545	108,848
Integrated Micro-Electronics, Inc.	158,000	41,617
JG Summit Holdings, Inc.	834,490	1,339,228
Lopez Holdings Corp.	1,472,300	210,568
LT Group, Inc.	662,300	192,862
Megawide Construction Corp. (I)	76,900	28,468
Megaworld Corp.	4,133,800	351,937
Metropolitan Bank & Trust Company	158,398	274,434
Nickel Asia Corp.	95,700	12,132
Pepsi-Cola Products Philippines, Inc.	243,000	15,697
Petron Corp.	1,213,300	232,661
Philippine National Bank	130,870	173,103
Philtown Properties, Inc. (I)	3,844	117
Phinma Energy Corp.	931,000	35,989
Phoenix Petroleum Philippines, Inc.	146,300	27,530
RFM Corp.	266,000	23,470
Rizal Commercial Banking Corp.	216,270	250,557
Robinsons Land Corp.	843,700	404,799
Robinsons Retail Holdings, Inc.	51,530	88,756
San Miguel Corp.	217,490	448,207
San Miguel Pure Foods Company, Inc.	7,670	48,127
Security Bank Corp.	66,800	287,249
SSI Group, Inc. (I)	476,000	38,794
Top Frontier Investment Holdings, Inc. (I)	68,134	408,908
Travellers International Hotel Group, Inc.	831,800	56,996
Union Bank of the Philippines	199,360	336,315
Vista Land & Lifescapes, Inc.	2,822,200	325,043
		8,473,982
Poland - 1.7%
Agora SA	23,669	95,304
Asseco Poland SA	40,184	528,868
Bank Millennium SA (I)	249,068	500,709
Bioton SA (I)	25,138	37,446
ComArch SA	1,031	59,315
Cyfrowy Polsat SA (I)	10,329	68,806
Emperia Holding SA (I)	661	15,163
Enea SA	96,042	346,082
Firma Oponiarska Debica SA	1,250	37,084
Getin Holding SA (I)	169,278	60,747
Grupa Azoty SA	14,426	246,618
Grupa Kety SA	2,230	261,644
Grupa Lotos SA (I)	52,666	725,135
Impexmetal SA (I)	17,409	20,617
KGHM Polska Miedz SA	44,375	1,323,627

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
LC Corp. SA (I)	147,244	$81,854
Lubelski Wegiel Bogdanka SA	1,511	27,215
mBank SA (I)	1,128	140,627
MCI Capital SA (I)	10,532	26,148
Netia SA	180,830	201,366
Orbis SA	18,967	434,853
PGE Polska Grupa Energetyczna SA	397,637	1,299,181
PKP Cargo SA (I)	8,909	145,572
Polnord SA (I)	14,051	37,170
Polski Koncern Naftowy ORLEN SA	81,673	2,467,003
Powszechna Kasa Oszczednosci Bank Polski SA	130,154	1,210,071
Tauron Polska Energia SA	273,571	264,308
Trakcja SA (I)	14,894	60,751
Vistula Group SA (I)	37,313	34,232
		10,757,516
Russia - 1.8%
Gazprom PJSC, ADR	1,271,335	5,035,344
LUKOIL PJSC, ADR	116,601	5,683,258
Magnitogorsk Iron & Steel Works PJSC, GDR	36,599	270,375
Rosneft Oil Company PJSC, GDR	118,628	645,451
RusHydro PJSC, ADR	264,227	338,612
		11,973,040
South Africa - 6.7%
Adcorp Holdings, Ltd.	64,690	66,728
AECI, Ltd.	62,019	503,844
African Phoenix Investments, Ltd. (I)	690,372	34,888
African Rainbow Minerals, Ltd.	37,048	238,477
Alexander Forbes Group Holdings, Ltd.	188,275	99,997
Allied Electronics Corp., Ltd., A Shares (I)	12,026	10,541
Alviva Holdings, Ltd.	94,723	140,138
Anglo American Platinum, Ltd. (I)	17,277	395,787
AngloGold Ashanti, Ltd.	64,369	628,498
AngloGold Ashanti, Ltd., ADR	73,839	717,715
ArcelorMittal South Africa, Ltd. (I)	119,476	48,543
Assore, Ltd.	6,859	102,135
Astral Foods, Ltd.	2,262	25,584
Aveng, Ltd. (I)	255,084	114,050
Barclays Africa Group, Ltd.	231,955	2,550,453
Barloworld, Ltd.	137,364	1,141,459
Blue Label Telecoms, Ltd.	97,227	111,213
Caxton and CTP Publishers and Printers, Ltd.	126,395	115,838
Clover Industries, Ltd.	75,758	95,925
Consolidated Infrastructure Group, Ltd. (I)	36,148	45,618
DataTec, Ltd.	127,604	587,416
DRDGOLD, Ltd. (L)	89,198	28,316
eXtract Group, Ltd. (I)	216,889	995
Exxaro Resources, Ltd.	64,710	459,744
Gold Fields, Ltd., ADR (L)	491,193	1,709,352
Grindrod, Ltd. (I)	114,082	96,434
Group Five, Ltd.	75,010	106,730
Harmony Gold Mining Company, Ltd., ADR	207,915	343,060

The accompanying notes are an integral part of the financial statements.

43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Hudaco Industries, Ltd.	16,112	$158,133
Hulamin, Ltd.	112,965	49,401
Impala Platinum Holdings, Ltd. (I)	85,298	240,462
Imperial Holdings, Ltd.	90,402	1,109,976
Investec, Ltd.	99,608	734,160
KAP Industrial Holdings, Ltd.	544,560	338,311
Kumba Iron Ore, Ltd. (I)	26,874	351,119
Lewis Group, Ltd. (L)	50,904	126,693
Liberty Holdings, Ltd.	70,010	602,099
Merafe Resources, Ltd.	1,060,131	103,689
Metair Investments, Ltd.	57,413	83,208
MMI Holdings, Ltd.	388,736	601,354
Mpact, Ltd.	121,412	259,977
MTN Group, Ltd.	683,979	5,962,550
Murray & Roberts Holdings, Ltd.	221,422	221,267
Nampak, Ltd. (I)	261,730	379,883
Nedbank Group, Ltd.	78,791	1,258,085
Omnia Holdings, Ltd.	42,258	423,285
Peregrine Holdings, Ltd.	50,994	112,704
Raubex Group, Ltd.	77,675	142,765
RCL Foods, Ltd.	41,735	48,650
Reunert, Ltd.	44,231	247,884
Royal Bafokeng Platinum, Ltd. (I)	18,623	48,655
Sappi, Ltd.	72,752	484,149
Sasol, Ltd.	175,435	4,922,280
Sasol, Ltd., ADR	39,180	1,095,081
Sibanye Gold, Ltd., ADR (L)	75,615	350,097
Standard Bank Group, Ltd.	559,677	6,163,530
Stefanutti Stocks Holdings, Ltd. (I)	60,065	13,090
Steinhoff International Holdings NV	743,165	3,807,929
Super Group, Ltd. (I)	214,342	603,185
Telkom SA SOC, Ltd.	182,369	857,861
Tiger Wheels, Ltd. (I)	32,678	0
Tongaat Hulett, Ltd.	48,539	432,217
Trencor, Ltd.	65,032	183,126
Wilson Bayly Holmes-Ovcon, Ltd.	10,991	117,518
		43,153,851
South Korea - 17.6%
AJ Rent A Car Company, Ltd. (I)	5,743	63,271
Ajin Industrial Company, Ltd. (I)	3,016	20,655
Asia Cement Company, Ltd.	571	41,879
ASIA Holdings Company, Ltd.	670	66,746
Asia Paper Manufacturing Company, Ltd.	1,600	28,586
Asiana Airlines, Inc. (I)	29,698	159,096
AUK Corp. (I)	490	1,003
Avaco Company, Ltd.	3,738	23,310
BNK Financial Group, Inc.	153,780	1,470,409
Busan City Gas Company, Ltd.	236	8,086
BYC Company, Ltd.	107	34,369
Chinyang Holdings Corp.	12,900	37,800
Chongkundang Holdings Corp.	654	43,731
Chosun Refractories Company, Ltd.	1,052	82,493
CJ Hellovision Company, Ltd.	17,319	138,041
CJ O Shopping Company, Ltd.	308	51,547
CKD Bio Corp.	1,854	37,032
Dae Dong Industrial Company, Ltd.	5,828	39,566

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Dae Han Flour Mills Company, Ltd.	510	$84,229
Dae Hyun Company, Ltd.	7,901	21,205
Dae Won Kang Up Company, Ltd.	4,005	16,437
Dae Young Packaging Company, Ltd. (I)	24,545	20,871
Daeduck Electronics Company	19,359	187,030
Daeduck GDS Company, Ltd.	10,322	170,121
Daegu Department Store	1,862	21,073
Daehan Steel Company, Ltd.	9,250	108,318
Daekyo Company, Ltd.	6,211	44,284
Daelim B&Co Company, Ltd.	2,576	19,126
Daelim Industrial Company, Ltd.	8,761	681,789
Daesang Corp.	6,439	148,899
Daesang Holdings Company, Ltd.	8,988	88,373
Daewon San Up Company, Ltd.	5,336	33,337
Daewoo Engineering & Construction Company, Ltd. (I)	19,826	131,323
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (I)	20,438	80,026
Dahaam E-Tec Company, Ltd. (I)	2,630	41,376
Daishin Securities Company, Ltd.	23,056	311,225
Daou Technology, Inc.	1,369	26,264
DGB Financial Group, Inc.	71,379	735,895
Display Tech Company, Ltd.	1,170	4,564
Dong Ah Tire & Rubber Company, Ltd.	6,260	148,783
Dong-Il Corp.	723	38,004
Dongbang Transport Logistics Company, Ltd.	7,517	12,554
DONGBU Company, Ltd. (I)	29,805	19,538
Dongbu Securities Company, Ltd. (I)	20,526	77,282
Dongil Industries Company, Ltd.	859	55,698
Dongkuk Industries Company, Ltd.	14,391	59,059
Dongkuk Steel Mill Company, Ltd.	30,148	385,385
DONGSUNG Corp.	834	4,935
Dongwon Development Company, Ltd.	20,645	90,565
Dongyang E&P, Inc.	2,026	24,173
Doosan Corp.	4,123	429,009
Doosan Heavy Industries and Construction Company, Ltd.	14,448	264,671
Doosan Infracore Company, Ltd. (I)	71,207	526,986
DRB Holding Company, Ltd.	3,878	34,402
DY Corp.	7,611	51,604
e-LITECOM Company, Ltd.	2,998	24,784
E-MART, Inc.	8,892	1,821,829
Eagon Industrial, Ltd.	2,280	20,324
Easy Bio, Inc.	4,260	25,063
Elentec Company, Ltd.	3,837	18,624
EM-Tech Company, Ltd.	2,211	26,088
Eugene Corp. (L)	23,025	121,167
Eugene Investment & Securities Company, Ltd. (I)	34,528	121,904
Eusu Holdings Company, Ltd.	6,851	52,170
FarmStory Company, Ltd. (I)	15,645	20,243
Gaon Cable Company, Ltd.	1,692	37,851
GOLFZONNEWDIN Company, Ltd.	5,086	24,357
GS Engineering & Construction Corp. (I)(L)	15,128	402,866

The accompanying notes are an integral part of the financial statements.

44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
GS Global Corp. (I)	18,463	$50,768
GS Holdings Corp.	27,476	1,637,653
Gwangju Shinsegae Company, Ltd.	425	92,481
Halla Corp. (I)	14,352	60,478
Halla Holdings Corp.	5,029	282,276
Han Kuk Carbon Company, Ltd.	16,408	94,573
Hana Financial Group, Inc.	81,586	3,222,036
Hana Micron, Inc. (I)	7,137	31,937
Handsome Company, Ltd.	4,730	135,186
Hanil Cement Company, Ltd.	2,104	211,616
Hanjin Heavy Industries & Construction Company, Ltd. (I)	31,069	122,204
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (I)	3,239	15,514
Hanjin Kal Corp. (I)(L)	23,564	545,807
Hanjin Transportation Company, Ltd.	3,283	105,570
Hankuk Paper Manufacturing Company, Ltd.	2,119	55,287
Hanshin Construction Company, Ltd.	2,652	46,481
Hansol Holdings Company, Ltd. (I)	20,990	120,890
Hansol HomeDeco Company, Ltd. (I)	32,560	46,249
Hansol Paper Company, Ltd.	1,557	26,193
Hanwha Chemical Corp.	71,364	1,883,202
Hanwha Corp.	24,645	1,021,316
Hanwha Galleria Timeworld Company, Ltd. (I)	709	21,593
Hanwha General Insurance Company, Ltd.	23,581	174,580
Hanwha Investment & Securities Company, Ltd. (I)	38,384	125,713
Hanwha Life Insurance Company, Ltd.	150,736	916,638
Hanwha Techwin Company, Ltd. (I)	9,175	356,732
Hanyang Securities Company, Ltd.	4,374	31,878
Heung-A Shipping Company, Ltd. (L)	65,163	89,996
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	2,960	14,594
Hite Jinro Company, Ltd.	8,261	168,223
Hitejinro Holdings Company, Ltd.	6,006	60,624
HMC Investment Securities Company, Ltd.	9,365	107,660
HS R&A Company, Ltd.	15,740	47,334
Humax Company, Ltd.	9,573	97,089
Huons Global Company, Ltd.	1,149	39,118
Huvis Corp.	7,469	50,279
Hwa Shin Company, Ltd.	8,422	47,245
Hwacheon Machine Tool Company, Ltd.	269	13,142
Hwangkum Steel & Technology Company, Ltd.	1,314	10,246
HwaSung Industrial Company, Ltd.	4,800	64,824
Hy-Lok Corp.	1,679	36,967
Hyundai BNG Steel Company, Ltd.	5,400	63,880
Hyundai Construction Equipment Company, Ltd. (I)	824	247,744
Hyundai Corp.	3,928	69,362
Hyundai Department Store Company, Ltd.	9,495	917,116
Hyundai Electric & Energy System Company, Ltd. (I)	853	232,233

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Engineering & Construction Company, Ltd.	48,847	$1,967,860
Hyundai Engineering Plastics Company, Ltd.	3,117	21,546
Hyundai Greenfood Company, Ltd.	9,897	153,090
Hyundai Home Shopping Network Corp.	2,324	266,151
Hyundai Hy Communications & Networks Company, Ltd.	20,470	78,623
Hyundai Marine & Fire Insurance Company, Ltd.	10,069	346,324
Hyundai Mobis Company, Ltd.	1,377	301,028
Hyundai Motor Company	69,120	9,637,068
Hyundai Robotics Company, Ltd. (I)	2,768	935,045
Hyundai Rotem Company, Ltd. (I)	1,803	32,562
Hyundai Steel Company	39,817	2,162,726
Hyundai Wia Corp. (L)	11,202	683,230
Iljin Electric Company, Ltd.	8,990	36,476
Iljin Holdings Company, Ltd.	8,578	41,248
Ilshin Spinning Company, Ltd.	712	74,378
Ilsung Pharmaceutical Company, Ltd.	353	43,498
Industrial Bank of Korea	119,834	1,491,404
Interpark Holdings Corp.	28,651	151,532
Inzi Controls Company, Ltd.	2,171	10,572
ISU Chemical Company, Ltd. (L)	3,490	47,889
IsuPetasys Company, Ltd.	9,598	38,912
Jahwa Electronics Company, Ltd.	1,405	26,461
JB Financial Group Company, Ltd.	54,482	302,733
Jeil Savings Bank (I)	1,820	0
Kangnam Jevisco Company, Ltd.	1,330	45,809
KB Financial Group, Inc. (L)	12,648	638,601
KB Financial Group, Inc., ADR	101,254	5,112,314
KC Green Holdings Company, Ltd.	2,764	16,071
KCC Corp.	190	72,534
KEC Corp. (I)	19,093	16,611
Keyang Electric Machinery Company, Ltd.	355	1,676
KG Chemical Corp.	4,747	59,101
KG Eco Technology Service Company, Ltd.	7,080	26,584
KH Vatec Company, Ltd.	6,230	63,443
Kia Motors Corp.	132,363	4,420,352
KISCO Corp.	2,680	107,499
KISCO Holdings Company, Ltd.	778	50,749
KISWIRE, Ltd.	3,742	126,050
KleanNara Company, Ltd. (I)	4,525	21,199
KMH Company, Ltd. (I)	7,293	58,329
Kolao Holdings	3,712	20,632
Kolon Corp.	1,320	94,657
Kolon Global Corp.	2,757	31,656
Kolon Industries, Inc. (L)	10,254	617,647
Korea Cast Iron Pipe Industries Company, Ltd.	1,146	10,465
Korea Circuit Company, Ltd. (L)	6,559	97,514
Korea Electric Terminal Company, Ltd.	639	39,841
Korea Flange Company, Ltd.	2,370	28,074
Korea Investment Holdings Company, Ltd.	13,399	821,060
Korea Line Corp. (I)	8,625	276,988

The accompanying notes are an integral part of the financial statements.

45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korean Air Lines Company, Ltd. (I)	1,166	$39,436
Korean Reinsurance Company, Ltd.	37,008	391,351
Kortek Corp.	5,352	61,978
KPX Chemical Company, Ltd.	933	52,738
KSS LINE, Ltd.	5,342	43,331
KTB Investment & Securities Company, Ltd. (I)	21,545	71,297
KTCS Corp.	21,201	46,866
Kukdo Chemical Company, Ltd.	1,414	64,901
Kumho Electric Company, Ltd. (I)	1,234	11,597
Kumkang Kind Company, Ltd.	1,497	51,039
Kwangju Bank Company, Ltd.	16,303	186,669
Kyeryong Construction Industrial Company, Ltd. (I)	2,811	45,342
Kyobo Securities Company	12,618	127,329
Kyungbang, Ltd.	5,320	72,523
Kyungchang Industrial Company, Ltd.	2,778	12,382
LF Corp.	11,362	297,820
LG Corp.	28,118	1,901,000
LG Display Company, Ltd., ADR	256,338	4,119,352
LG Electronics, Inc.	56,809	3,985,460
LG Hausys, Ltd.	3,823	365,966
LG International Corp.	13,222	358,994
LG Uplus Corp.	17,921	244,402
Lotte Chilsung Beverage Company, Ltd.	227	340,193
Lotte Confectionery Company, Ltd.	723	125,322
LOTTE Fine Chemical Company, Ltd.	9,739	335,088
Lotte Food Company, Ltd.	212	117,993
LOTTE Himart Company, Ltd.	5,143	313,736
Lotte Non-Life Insurance Company, Ltd.	30,709	80,420
Lotte Shopping Company, Ltd.	4,839	1,284,139
LS Corp.	11,213	714,819
Lumens Company, Ltd. (I)	25,793	86,745
MegaStudy Company, Ltd.	825	22,282
Mi Chang Oil Industrial Company, Ltd.	743	56,188
Mirae Asset Daewoo Company, Ltd.	96,329	929,411
Mirae Asset Life Insurance Company, Ltd.	46,502	213,349
MK Electron Company, Ltd. (L)	7,860	69,017
MNTech Company, Ltd. (I)	3,764	22,251
Moorim P&P Company, Ltd.	11,015	46,892
Moorim Paper Company, Ltd. (I)	13,820	34,140
Namyang Dairy Products Company, Ltd.	211	141,051
Neowiz (I)	7,188	88,005
Nexen Corp.	9,530	75,613
NH Investment & Securities Company, Ltd.	43,417	563,333
NHN Entertainment Corp. (I)	1,361	95,540
Nong Shim Holdings Company, Ltd.	962	103,441
NongShim Company, Ltd.	857	252,888
NOROO Paint & Coatings Company, Ltd.	3,102	22,694
OCI Company, Ltd. (L)	7,284	570,856
Opto Device Technology Company, Ltd.	2,641	18,993
Pan Ocean Company, Ltd. (I)(L)	93,780	432,883
PaperCorea, Inc. (I)(L)	92,355	37,466
Paru Company, Ltd. (I)	8,628	25,634
Poonglim Industrial Company, Ltd. (I)	189	30

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Poongsan Corp.	12,154	$456,719
Poongsan Holdings Corp.	1,404	66,789
POSCO	25,671	6,430,382
POSCO Coated & Color Steel Company, Ltd.	1,656	57,838
POSCO Daewoo Corp.	8,817	171,908
POSCO, ADR	41,892	2,622,020
Power Logics Company, Ltd. (I)(L)	13,310	59,119
Pyeong Hwa Automotive Company, Ltd.	4,945	63,118
RFTech Company, Ltd. (I)	5,220	26,944
S&T Dynamics Company, Ltd. (I)(L)	12,563	108,018
S&T Holdings Company, Ltd.	4,696	73,651
S&T Motiv Company, Ltd.	5,552	245,138
Sajo Industries Company, Ltd.	565	39,700
Sam Young Electronics Company, Ltd.	4,313	52,223
SAMHWA Paints Industrial Company, Ltd.	2,462	17,686
Samjin LND Company, Ltd. (I)	9,393	20,738
Sammok S-Form Company, Ltd.	3,036	37,044
SAMPYO Cement Company, Ltd. (I)	14,943	50,947
Samsung Card Company, Ltd.	10,778	368,257
Samsung Electro-Mechanics Company, Ltd.	25,335	2,261,619
Samsung Heavy Industries Company, Ltd. (I)	99,889	1,088,150
Samsung Life Insurance Company, Ltd.	19,192	1,962,042
Samsung SDI Company, Ltd.	605	90,825
Samsung Securities Company, Ltd.	17,580	634,249
Samyang Corp.	1,275	114,869
Samyang Holdings Corp.	2,059	220,487
Samyang Tongsang Company, Ltd.	893	40,682
Sangsin Brake	3,243	20,204
SAVEZONE I&C Corp.	6,270	28,169
SBS Media Holdings Company, Ltd.	23,148	60,483
SeAH Besteel Corp.	7,041	188,085
SeAH Holdings Corp.	571	77,087
SeAH Steel Corp.	1,700	144,489
Sebang Company, Ltd.	5,267	71,113
Sebang Global Battery Company, Ltd.	3,884	134,953
Sejong Industrial Company, Ltd.	6,392	50,898
Seohee Construction Company, Ltd.	42,626	44,874
Seoyon Company, Ltd.	7,014	66,232
Sewon Precision Industry Company, Ltd. (I)	547	9,006
SG&G Corp. (I)	5,393	18,268
Shinhan Financial Group Company, Ltd., ADR	167,866	7,300,492
Shinsegae Information & Communication Company, Ltd.	621	42,254
Shinsegae, Inc.	2,933	588,329
Shinsung Tongsang Company, Ltd. (I)	24,560	22,972
Shinwon Corp. (I)	10,643	22,183
Shinyoung Securities Company, Ltd.	1,830	87,990
Signetics Corp. (I)	24,925	32,236
Silla Company, Ltd.	1,581	20,795
SIMPAC, Inc.	4,415	18,241

The accompanying notes are an integral part of the financial statements.

46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sindoh Company, Ltd.	1,959	$96,605
SK Chemicals Company, Ltd.	10,568	679,963
SK Gas, Ltd.	2,580	290,968
SK Holdings Company, Ltd.	1,334	324,255
SK Innovation Company, Ltd.	30,525	4,227,602
SK Networks Company, Ltd.	63,590	347,423
SKC Company, Ltd.	14,423	423,248
SL Corp.	8,569	161,841
Ssangyong Cement Industrial Company, Ltd. (L)	14,693	188,224
Sunchang Corp.	2,607	24,142
Sung Kwang Bend Company, Ltd. (L)	7,945	74,458
Sungchang Enterprise Holdings, Ltd.	9,150	24,825
Sungshin Cement Company, Ltd. (I)	9,269	59,040
Sungwoo Hitech Company, Ltd.	19,817	133,550
Taekwang Industrial Company, Ltd.	287	270,225
Taewoong Company, Ltd. (I)	5,167	121,746
Taeyoung Engineering & Construction Company, Ltd. (I)	26,384	202,113
Tailim Packaging Company, Ltd.	9,651	23,448
TBH Global Company, Ltd. (I)	4,918	44,978
The LEADCORP, Inc.	9,683	66,003
The WillBes & Company (I)	10,047	20,368
TK Chemical Corp. (I)	21,204	45,078
TK Corp.	8,542	75,866
Tong Yang Moolsan Company, Ltd. (L)	15,100	26,783
Tongyang Life Insurance Company, Ltd.	24,521	213,939
Tongyang, Inc.	19,311	38,420
Top Engineering Company, Ltd.	5,334	34,183
Tovis Company, Ltd.	8,841	70,129
TS Corp.	1,935	46,009
Ubiquoss Holdings, Inc.	1,679	9,145
Ubiquoss, Inc. (I)	535	9,375
UIL Company, Ltd.	960	11,833
Uju Electronics Company, Ltd.	3,028	40,767
Unid Company, Ltd.	2,769	116,843
Visang Education, Inc.	1,644	20,487
Wonik Holdings Company, Ltd. (I)	8,587	62,630
Woongjin Company, Ltd. (I)	25,720	51,694
Woongjin Thinkbig Company, Ltd. (I)	1,984	14,402
Woori Bank	127,554	2,054,753
Woori Bank, ADR	83	4,042
Y G-1 Company, Ltd.	5,659	58,888
YESCO Company, Ltd.	1,950	65,767
Yoosung Enterprise Company, Ltd.	6,386	23,526
YooSung T&S Company, Ltd.	6,997	23,722
Youlchon Chemical Company, Ltd.	6,065	73,929
Young Poong Corp.	143	146,069
Youngone Corp. (L)	10,160	302,900
Youngone Holdings Company, Ltd.	1,499	78,561
Yuanta Securities Korea Company, Ltd. (I)	12,273	43,968
Zeus Company, Ltd.	2,998	48,506
		113,621,581
Taiwan - 16.9%
Ability Enterprise Company, Ltd.	104,979	65,673
AcBel Polytech, Inc.	82,000	63,725

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Acer, Inc. (I)	767,452	$401,994
ACES Electronic Company, Ltd.	29,000	27,481
Achem Technology Corp.	128,173	43,389
Advanced International Multitech Company, Ltd.	11,000	11,437
Advancetek Enterprise Company, Ltd.	22,000	15,696
AGV Products Corp. (I)	244,716	60,886
ALI Corp.	19,000	9,923
Alpha Networks, Inc.	178,500	163,147
Altek Corp.	135,104	110,978
AmTRAN Technology Company, Ltd.	106,185	73,083
APCB, Inc.	92,000	96,425
Apex International Company, Ltd.	17,000	16,178
Apex Science & Engineering	43,472	12,876
Arcadyan Technology Corp.	36,000	60,776
Ardentec Corp.	131,003	116,218
Asia Cement Corp.	791,805	678,959
Asia Optical Company, Inc. (I)	140,000	249,712
Asia Pacific Telecom Company, Ltd. (I)	502,000	180,632
Asia Polymer Corp.	100,031	62,311
Asia Vital Components Company, Ltd.	148,328	129,912
Asustek Computer, Inc.	231,000	2,181,738
AU Optronics Corp., ADR (L)	570,223	2,600,217
Audix Corp.	13,000	17,202
Avermedia Technologies, Inc.	62,000	22,006
Avision, Inc. (I)	98,751	21,479
AVY Precision Technology, Inc.	14,000	24,383
Bank of Kaohsiung Company, Ltd.	258,833	84,971
BenQ Materials Corp.	25,000	14,794
BES Engineering Corp.	370,700	78,201
Biostar Microtech International Corp. (I)	67,000	32,499
Bright Led Electronics Corp.	55,000	29,294
Cameo Communications, Inc.	91,944	25,582
Capital Securities Corp.	956,069	313,917
Career Technology MFG. Company, Ltd.	95,000	65,092
Carnival Industrial Corp. (I)	131,000	21,185
Casetek Holdings, Ltd.	51,000	170,865
Cathay Financial Holding Company, Ltd.	2,013,000	3,313,453
Cathay Real Estate Development Company, Ltd.	344,400	223,037
ChainQui Construction Development Company, Ltd.	17,000	10,454
Champion Building Materials Company, Ltd. (I)	120,132	28,924
Chang Hwa Commercial Bank, Ltd.	2,448,244	1,403,858
Charoen Pokphand Enterprise	59,785	146,663
CHC Healthcare Group	11,000	16,995
Cheng Loong Corp.	534,320	252,004
Cheng Uei Precision Industry Company, Ltd.	287,629	394,986
Chia Chang Company, Ltd.	33,000	27,089
Chia Hsin Cement Corp.	172,773	61,634
Chien Kuo Construction Company, Ltd.	72,000	21,891
Chilisin Electronics Corp.	23,661	63,703
Chimei Materials Technology Corp.	122,000	57,962
Chin-Poon Industrial Company, Ltd.	118,571	241,730

The accompanying notes are an integral part of the financial statements.

47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Airlines, Ltd.	1,492,910	$452,874
China Bills Finance Corp.	328,000	162,267
China Chemical & Pharmaceutical Company, Ltd.	163,000	101,287
China Development Financial Holding Corp.	4,123,208	1,196,978
China Electric Manufacturing Corp. (I)	93,000	24,362
China General Plastics Corp.	200,321	185,771
China Life Insurance Company, Ltd.	1,413,308	1,408,901
China Man-Made Fiber Corp.	342,800	92,180
China Metal Products Company, Ltd.	138,513	138,624
China Motor Corp.	79,125	74,241
China Petrochemical Development Corp. (I)	232,550	89,008
China Steel Corp.	4,603,180	3,743,140
China Steel Structure Company, Ltd.	50,000	34,020
China Synthetic Rubber Corp.	162,291	172,901
China Wire & Cable Company, Ltd.	51,380	45,582
Chinese Maritime Transport, Ltd.	38,330	34,320
Chipbond Technology Corp.	286,000	439,731
ChipMOS TECHNOLOGIES, INC.	39,000	38,887
Chong Hong Construction Company, Ltd.	15,000	33,855
Chun YU Works & Company, Ltd.	97,000	45,663
Chun Yuan Steel	275,874	110,163
Chung Hung Steel Corp. (I)	235,625	82,476
Chung Hwa Pulp Corp.	345,977	115,383
Chung-Hsin Electric & Machinery Manufacturing Corp.	233,500	162,831
Chunghwa Picture Tubes, Ltd. (I)	2,046,429	111,497
Clevo Company	198,000	177,652
CMC Magnetics Corp. (I)	1,065,443	139,663
CoAsia Microelectronics Corp.	46,764	24,693
Collins Company, Ltd.	26,626	10,331
Compal Electronics, Inc.	2,057,000	1,385,821
Compeq Manufacturing Company, Ltd.	462,000	376,103
Continental Holdings Corp.	153,050	57,335
Coretronic Corp.	287,000	392,741
Coxon Precise Industrial Company, Ltd.	59,000	56,938
CSBC Corp. Taiwan	147,100	62,334
CTBC Financial Holding Company, Ltd.	7,163,348	4,695,330
CviLux Corp.	24,960	25,824
CyberTAN Technology, Inc.	35,000	23,111
D-Link Corp. (I)	235,511	92,056
DA CIN Construction Company, Ltd.	62,000	40,661
Danen Technology Corp. (I)	94,000	20,159
Darfon Electronics Corp.	122,850	113,454
Darwin Precisions Corp.	234,099	103,100
Delpha Construction Company, Ltd. (I)	30,261	13,920
Depo Auto Parts Industrial Company, Ltd.	36,000	100,612
Dynamic Electronics Company, Ltd. (I)	159,762	48,520
Dynapack International Technology Corp.	29,000	37,471
E Ink Holdings, Inc.	273,000	253,995
E.Sun Financial Holding Company, Ltd.	3,718,267	2,285,023
Eastern Media International Corp. (I)	241,608	72,801
Edimax Technology Company, Ltd.	53,404	19,120
Edison Opto Corp.	62,000	28,855

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Edom Technology Company, Ltd.	44,000	$24,151
Elite Semiconductor Memory Technology, Inc.	39,000	47,251
Elitegroup Computer Systems Company, Ltd.	92,104	62,170
Emerging Display Technologies Corp.	32,000	10,258
ENG Electric Company, Ltd.	50,710	28,188
EnTie Commercial Bank Company, Ltd.	106,000	46,523
Epistar Corp.	37,312	34,368
Eva Airways Corp.	933,986	462,018
Everest Textile Company, Ltd.	103,000	54,990
Evergreen International Storage & Transport Corp.	311,600	141,909
Evergreen Marine Corp Taiwan, Ltd. (I)	576,063	292,338
Everlight Chemical Industrial Corp.	68,250	40,948
Everlight Electronics Company, Ltd.	125,000	201,278
Excelsior Medical Company, Ltd.	46,695	74,435
Far Eastern Department Stores Company, Ltd.	452,720	234,364
Far Eastern International Bank	1,336,164	429,590
Far Eastern New Century Corp.	1,565,249	1,272,511
Farglory F T Z Investment Holding Company, Ltd. (I)	45,000	20,407
Farglory Land Development Company, Ltd.	153,530	196,799
Federal Corp.	241,847	112,094
Feedback Technology Corp.	12,000	26,496
First Copper Technology Company, Ltd.	81,000	25,028
First Financial Holding Company, Ltd.	4,059,633	2,714,546
First Steamship Company, Ltd.	388,807	137,338
Formosa Advanced Technologies Company, Ltd.	24,000	22,433
Formosa Taffeta Company, Ltd.	116,000	116,420
Formosan Rubber Group, Inc.	207,800	103,476
Formosan Union Chemical	187,940	123,581
Fortune Electric Company, Ltd.	35,000	19,788
Founding Construction & Development Company, Ltd.	109,566	55,835
Foxconn Technology Company, Ltd.	350,626	1,057,520
Foxlink Image Technology Company, Ltd.	67,000	38,964
Froch Enterprise Company, Ltd. (I)	43,060	18,039
FSP Technology, Inc.	41,227	32,040
Fubon Financial Holding Company, Ltd.	2,592,417	4,125,351
Fullerton Technology Company, Ltd.	49,460	41,536
Fulltech Fiber Glass Corp.	149,616	70,568
Fwusow Industry Company, Ltd.	55,441	31,079
G Shank Enterprise Company, Ltd.	40,535	34,521
Gallant Precision Machining Company, Ltd.	66,000	54,697
Gemtek Technology Corp.	165,697	161,078
Genesis Photonics, Inc. (I)	63,240	5,706
Getac Technology Corp.	132,000	175,639
Giantplus Technology Company, Ltd.	30,000	17,961
Gigabyte Technology Company, Ltd.	250,000	336,842
Gigastorage Corp. (I)	106,000	62,337
Gintech Energy Corp. (I)	194,670	102,317

The accompanying notes are an integral part of the financial statements.

48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Global Brands Manufacture, Ltd. (I)	171,806	$63,220
Global Lighting Technologies, Inc.	23,000	36,508
Globe Union Industrial Corp.	96,750	61,549
Gloria Material Technology Corp.	294,684	195,279
Gold Circuit Electronics, Ltd. (I)	213,204	74,325
Goldsun Building Materials Company, Ltd.	395,714	118,472
Grand Ocean Retail Group, Ltd.	18,000	15,624
Grand Pacific Petrochemical	371,000	258,534
Great Wall Enterprise Company, Ltd.	153,400	162,907
Green Energy Technology, Inc. (I)	92,194	44,375
GTM Holdings Corp.	78,000	45,225
Hannstar Board Corp.	128,759	69,183
HannStar Display Corp. (I)	644,842	193,392
HannsTouch Solution, Inc. (I)	226,000	74,691
Harvatek Corp.	74,836	27,305
Hey Song Corp.	148,000	163,230
Hitron Technology, Inc.	35,000	26,797
Ho Tung Chemical Corp. (I)	408,115	111,307
Hocheng Corp.	150,500	45,278
Holy Stone Enterprise Company, Ltd.	118,300	162,283
Hon Hai Precision Industry Company, Ltd.	1,235,310	4,748,521
Hong Pu Real Estate Development Company, Ltd.	123,000	94,546
Hong TAI Electric Industrial	72,000	22,231
Hong YI Fiber Industry Company	37,000	31,738
Horizon Securities Company, Ltd. (I)	156,000	35,419
Hsin Kuang Steel Company, Ltd.	83,085	70,930
HTC Corp. (I)	174,000	414,947
HUA ENG Wire & Cable Company, Ltd. (I)	90,000	27,571
Hua Nan Financial Holdings Company, Ltd.	3,155,140	1,830,348
Huaku Development Company, Ltd.	86,000	198,488
Huang Hsiang Construction Company	35,000	48,417
Hung Ching Development & Construction Company, Ltd.	31,000	20,829
Hung Sheng Construction Company, Ltd.	171,200	109,742
Hwa Fong Rubber Company, Ltd.	59,160	21,194
I-Chiun Precision Industry Company, Ltd.	98,000	28,698
Ichia Technologies, Inc.	184,180	127,111
Infortrend Technology, Inc.	94,000	49,597
Innolux Corp.	3,839,561	2,004,697
Inventec Corp.	814,000	662,970
Jarllytec Company, Ltd.	9,000	17,801
Jess-Link Products Company, Ltd.	57,000	56,846
Jih Sun Financial Holdings Company, Ltd.	737,946	167,362
Jinli Group Holdings, Ltd.	28,000	34,608
K Laser Technology, Inc.	55,214	28,316
Kaulin Manufacturing Company, Ltd.	29,000	18,871
KEE TAI Properties Company, Ltd.	129,000	48,125
Kenmec Mechanical Engineering Company, Ltd.	44,000	13,951
Kindom Construction Company, Ltd.	117,000	78,246
King Chou Marine Technology Company, Ltd.	13,000	16,161
King Yuan Electronics Company, Ltd.	528,796	541,090

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
King’s Town Bank Company, Ltd.	487,000	$502,541
King’s Town Construction Company, Ltd.	15,300	12,301
Kinko Optical Company, Ltd.	36,000	29,269
Kinpo Electronics, Inc.	689,269	255,978
Kinsus Interconnect Technology Corp.	88,000	233,182
KS Terminals, Inc.	37,000	58,094
Kuo Toong International Company, Ltd.	80,897	57,457
Kuoyang Construction Company, Ltd.	69,335	31,566
Kwong Fong Industries Corp.	53,198	48,420
Kwong Lung Enterprise Company, Ltd.	10,000	14,677
KYE Systems Corp.	99,651	29,403
L&K Engineering Company, Ltd.	74,000	83,491
LAN FA Textile	34,863	9,655
LCY Chemical Corp.	63,000	86,760
Leader Electronics, Inc.	51,000	17,264
Lealea Enterprise Company, Ltd.	397,124	109,011
LES Enphants Company, Ltd. (I)	64,000	22,212
Lextar Electronics Corp.	78,000	46,127
Li Peng Enterprise Company, Ltd. (I)	287,030	78,490
Lien Hwa Industrial Corp.	361,773	335,318
Lingsen Precision Industries, Ltd.	206,481	102,728
Lite-On Semiconductor Corp.	139,693	144,535
Lite-On Technology Corp.	706,841	1,160,226
Long Bon International Company, Ltd.	34,000	17,598
Long Chen Paper Company, Ltd.	349,832	392,061
Longwell Company	23,000	32,203
Lotes Company, Ltd.	32,000	139,346
Lucky Cement Corp.	141,000	43,894
Macronix International (I)	1,652,001	905,492
Marketech International Corp.	67,000	88,257
Masterlink Securities Corp.	689,128	187,529
MediaTek, Inc.	320,000	2,737,638
Mega Financial Holding Company, Ltd.	3,377,472	2,807,715
Meiloon Industrial Company, Ltd.	44,000	32,221
Mercuries & Associates Holding, Ltd.	58,800	42,607
Mercuries Life Insurance Company, Ltd. (I)	322,638	167,574
MIN AIK Technology Company, Ltd.	35,000	38,479
Mitac Holdings Corp.	369,109	471,021
Motech Industries, Inc. (I)	186,000	152,224
Nan Ya Printed Circuit Board Corp.	87,000	73,344
Nantex Industry Company, Ltd.	36,432	28,728
Neo Solar Power Corp.	128,000	61,401
Nien Hsing Textile Company, Ltd.	158,000	125,675
Nishoku Technology, Inc.	6,000	17,924
Ocean Plastics Company, Ltd. (I)	26,000	22,256
OptoTech Corp.	305,000	176,762
Orient Semiconductor Electronics, Ltd. (I)	142,000	37,978
Oriental Union Chemical Corp. (I)	65,000	51,939
Pacific Construction Company, Ltd.	89,289	31,675
Pan Jit International, Inc.	185,000	109,103
Pan-International Industrial Corp.	32,481	29,728
Paragon Technologies Company, Ltd. (I)	28,904	20,794
Pegatron Corp.	514,660	1,609,965
Phihong Technology Company, Ltd.	97,274	39,179
Portwell, Inc.	15,000	21,343

The accompanying notes are an integral part of the financial statements.

49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Pou Chen Corp.	130,348	$180,252
President Securities Corp.	501,459	236,391
Prime Electronics & Satellitics, Inc. (I)	50,000	16,276
Prince Housing & Development Corp.	480,555	192,630
Prodisc Technology, Inc. (I)	762,000	0
Promise Technology, Inc.	44,000	19,731
Qisda Corp.	817,280	624,122
Qualipoly Chemical Corp.	22,332	23,703
Quanta Storage, Inc.	82,000	114,173
Quintain Steel Company, Ltd. (I)	113,111	32,914
Radiant Opto-Electronics Corp.	185,000	411,911
Radium Life Tech Company, Ltd.	371,335	173,915
Rexon Industrial Corp., Ltd.	63,456	47,811
Rich Development Company, Ltd.	191,000	65,007
Ritek Corp. (I)	1,114,353	193,376
Ruentex Development Company, Ltd. (I)	184,949	208,454
Sampo Corp.	145,338	84,087
San Far Property, Ltd. (I)	55,000	22,236
Sanyang Motor Company, Ltd.	150,000	107,978
SDI Corp.	24,000	48,703
Sesoda Corp.	59,850	56,386
Sheng Yu Steel Company, Ltd.	34,000	40,550
ShenMao Technology, Inc.	13,000	12,677
Shih Wei Navigation Company, Ltd.	56,740	17,381
Shihlin Electric & Engineering Corp.	31,000	42,040
Shin Kong Financial Holding Company, Ltd.	3,506,170	932,612
Shin Zu Shing Company, Ltd.	51,000	161,850
Shining Building Business Company, Ltd. (I)	49,500	17,738
Shinkong Insurance Company, Ltd.	142,000	125,095
Shinkong Synthetic Fibers Corp.	707,239	213,854
Shuttle, Inc. (I)	112,000	35,862
Sigurd Microelectronics Corp.	242,293	219,333
Silicon Integrated Systems Corp. (I)	195,770	46,718
Simplo Technology Company, Ltd.	37,000	125,919
Sincere Navigation Corp.	157,000	110,250
Sinher Technology, Inc.	9,000	16,396
Sino-American Silicon Products, Inc.	252,000	373,719
Sinon Corp.	195,650	102,610
SinoPac Financial Holdings Company, Ltd.	4,192,263	1,281,218
Sinphar Pharmaceutical Company, Ltd.	42,680	31,837
Sirtec International Company, Ltd.	17,000	28,047
Siward Crystal Technology Company, Ltd.	64,213	42,091
Solar Applied Materials Technology Company	153,000	63,080
Solartech Energy Corp. (I)	149,624	61,454
Southeast Cement Company, Ltd.	66,000	33,399
Spirox Corp.	35,681	21,522
Sunplus Technology Company, Ltd.	173,000	81,534
Sunrex Technology Corp.	51,469	34,670
Sunspring Metal Corp.	18,000	26,388
Supreme Electronics Company, Ltd.	180,997	198,436
Sweeten Real Estate Development Company, Ltd.	39,743	18,224
Syncmold Enterprise Corp.	12,000	27,876

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Synnex Technology International Corp.	300,550	$336,697
Systex Corp.	54,000	115,133
TA Chen Stainless Pipe	291,313	166,076
Ta Chong Securities Company, Ltd.	51,000	18,618
Ta Ya Electric Wire & Cable Company, Ltd. (I)	68,436	14,399
TA-I Technology Company, Ltd.	52,772	39,083
Taichung Commercial Bank Company, Ltd.	1,159,678	390,717
Taiflex Scientific Company, Ltd.	56,100	71,668
Tainan Enterprises Company, Ltd.	60,250	51,311
Tainan Spinning Company, Ltd.	859,638	368,674
Tainergy Tech Company, Ltd.	40,000	16,231
Taishin Financial Holding Company, Ltd.	3,183,080	1,448,574
Taisun Enterprise Company, Ltd. (I)	42,032	23,075
Taiwan Business Bank	2,141,041	598,135
Taiwan Cement Corp.	1,516,983	1,754,226
Taiwan Chinsan Electronic Industrial Company, Ltd.	12,000	23,153
Taiwan Cogeneration Corp.	125,434	96,900
Taiwan Cooperative Financial Holding Company, Ltd.	3,052,443	1,620,337
Taiwan Fertilizer Company, Ltd.	220,000	292,433
Taiwan Fire & Marine Insurance Company	28,000	18,078
Taiwan FU Hsing Industrial Company, Ltd.	45,000	62,431
Taiwan Glass Industry Corp. (I)	430,319	208,561
Taiwan Hon Chuan Enterprise Company, Ltd.	112,000	223,438
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	80,200	47,463
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp.	374,348	137,194
Taiwan Mask Corp.	73,150	37,738
Taiwan Navigation Company, Ltd.	49,000	21,914
Taiwan PCB Techvest Company, Ltd.	78,000	80,277
Taiwan Pulp & Paper Corp. (I)	167,640	95,933
Taiwan Semiconductor Company, Ltd.	11,000	15,038
Taiwan Styrene Monomer Corp.	143,000	101,013
Taiwan Surface Mounting Technology Company, Ltd.	71,225	59,243
Taiwan TEA Corp.	175,000	94,602
Taiwan Union Technology Corp.	65,000	119,152
Taiyen Biotech Company, Ltd.	63,137	63,193
Tatung Company, Ltd. (I)	518,200	223,917
Te Chang Construction Company, Ltd.	14,960	9,788
Teco Electric & Machinery Company, Ltd.	796,000	764,778
Tex-Ray Industrial Company, Ltd.	16,800	5,629
The Ambassador Hotel	54,000	41,714
The First Insurance Company, Ltd.	104,475	48,079
Ton Yi Industrial Corp.	325,000	156,462
Tong Yang Industry Company, Ltd.	96,627	179,368
Tong-Tai Machine & Tool Company, Ltd.	122,588	85,598
Topoint Technology Company, Ltd.	70,212	57,110
TPK Holding Company, Ltd.	17,000	52,090
Tripod Technology Corp.	154,000	490,530
TrueLight Corp.	17,000	21,753

The accompanying notes are an integral part of the financial statements.

50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
TSEC Corp. (I)	47,000	$16,139
TSRC Corp.	88,000	101,276
Tung Ho Steel Enterprise Corp.	266,000	211,559
TXC Corp.	100,000	148,212
TYC Brother Industrial Company, Ltd.	50,511	53,460
Tycoons Group Enterprise (I)	14,768	2,736
Tyntek Corp.	157,361	76,246
U-Ming Marine Transport Corp.	197,000	206,003
Unimicron Technology Corp.	929,000	539,005
Union Bank of Taiwan	897,834	273,856
Unitech Printed Circuit Board Corp.	260,975	91,291
United Microelectronics Corp.	7,176,794	3,483,194
Unity Opto Technology Company, Ltd.	85,000	32,684
Universal Cement Corp.	143,188	118,195
Unizyx Holding Corp.	194,000	94,685
UPC Technology Corp.	406,156	180,884
USI Corp.	341,000	173,804
Ve Wong Corp.	61,993	50,532
Victory New Materials Ltd., Company	24,000	41,916
Wafer Works Corp. (I)	199,482	119,964
Wah Lee Industrial Corp.	76,000	126,930
Walsin Lihwa Corp.	870,000	383,491
Walsin Technology Corp.	230,974	414,648
Walton Advanced Engineering, Inc.	112,584	48,629
Wan Hai Lines, Ltd.	350,050	197,300
Waterland Financial Holding Company, Ltd.	881,718	275,333
Well Shin Technology Company, Ltd.	30,000	52,570
Winbond Electronics Corp.	1,535,000	919,656
Wintek Corp. (I)	543,000	0
Wisdom Marine Lines Company, Ltd.	92,406	95,055
Wistron Corp.	1,381,744	1,404,554
WPG Holdings, Ltd.	507,000	676,354
WT Microelectronics Company, Ltd.	158,493	234,622
WUS Printed Circuit Company, Ltd.	135,000	77,235
Yageo Corp.	139,337	485,393
Yang Ming Marine Transport Corp. (I)	195,560	80,627
YC Company, Ltd.	169,637	71,390
YC INOX Company, Ltd.	91,800	78,853
Yeong Guan Energy Technology Group Company, Ltd.	22,000	68,119
YFY, Inc.	797,202	248,861
Yi Jinn Industrial Company, Ltd.	110,613	40,897
Yieh Phui Enterprise Company, Ltd.	611,906	268,341
Youngtek Electronics Corp.	14,000	20,473
Yuanta Financial Holdings Company, Ltd.	4,055,319	1,786,715
Yulon Motor Company, Ltd.	381,000	341,864
Zenitron Corp.	114,000	71,766
Zhen Ding Technology Holding, Ltd.	192,000	454,601
Zig Sheng Industrial Company, Ltd.	273,908	88,750
Zinwell Corp.	84,000	85,969
ZongTai Real Estate Development Company, Ltd.	65,711	40,592
		109,099,912
Thailand - 2.6%
AAPICO Hitech PCL, Foreign Shares	144,720	110,745

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
AJ Plast PCL, Foreign Shares	43,100	$16,737
Amata Corp. PCL, Foreign Shares	139,100	70,391
AP Thailand PCL, Foreign Shares	583,170	138,908
Asia Aviation PCL, NVDR	700,700	128,834
Bangchak Corp. PCL, Foreign Shares	260,000	256,177
Bangkok Airways PCL, Foreign Shares	32,000	17,326
Bangkok Bank PCL, Foreign Shares	25,300	146,616
Bangkok Bank PCL, NVDR	25,700	139,853
Bangkok Insurance PCL, Foreign Shares	4,550	47,274
Bangkok Land PCL, Foreign Shares	4,025,300	216,820
Banpu PCL, Foreign Shares	610,100	297,915
Cal-Comp Electronics Thailand PCL, Foreign Shares	997,998	88,051
Charoen Pokphand Foods PCL, Foreign Shares	547,600	399,538
Eastern Water Resources Development & Management PCL, Foreign Shares	108,200	41,087
Energy Earth PCL	117,600	5,054
G J Steel PCL, Foreign Shares (I)	1,383,475	21,154
IRPC PCL, Foreign Shares	3,279,500	516,019
Jasmine International PCL, Foreign Shares	431,162	103,387
Kang Yong Electric PCL, Foreign Shares	1,500	23,468
Kasikornbank PCL, NVDR	210,300	1,227,740
KGI Securities Thailand PCL, Foreign Shares	266,400	31,358
Kiatnakin Bank PCL, Foreign Shares	120,100	252,565
Krung Thai Bank PCL, Foreign Shares	1,278,600	707,040
LH Financial Group PCL, Foreign Shares	3,135,800	166,024
LPN Development PCL, Foreign Shares	253,300	88,655
MBK PCL, Foreign Shares	418,000	185,772
MCOT PCL, Foreign Shares (I)	42,500	17,500
Polyplex Thailand PCL, Foreign Shares	103,200	40,124
Precious Shipping PCL, Foreign Shares (I)	193,200	58,948
Property Perfect PCL, Foreign Shares	1,534,900	39,755
Pruksa Holding PCL, Foreign Shares	93,100	61,076
PTT Exploration & Production PCL, Foreign Shares	591,900	1,501,108
PTT Global Chemical PCL, Foreign Shares	514,300	1,036,446
PTT PCL, Foreign Shares	550,800	5,994,147
Quality Houses PCL, Foreign Shares	1,558,100	118,221
Rojana Industrial Park PCL, Foreign Shares (I)	149,200	24,140
Saha-Union PCL, Foreign Shares	57,800	68,494
Sansiri PCL, Foreign Shares	3,183,466	211,654
SC Asset Corp. PCL, Foreign Shares	1,017,596	99,391
Siam Future Development PCL, Foreign Shares	190,891	33,691
Siamgas & Petrochemicals PCL, Foreign Shares	121,600	50,443
Somboon Advance Technology PCL, Foreign Shares	68,200	33,510
Sri Trang Agro-Industry PCL, Foreign Shares	39,600	17,352
Srithai Superware PCL, Foreign Shares	283,000	16,153
Star Petroleum Refining PCL	54,800	23,538
STP & I PCL, Foreign Shares (L)	39,100	9,370

The accompanying notes are an integral part of the financial statements.

51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Tata Steel Thailand PCL, Foreign Shares (I)	2,324,600	$66,313
Thai Airways International PCL, Foreign Shares (I)	231,400	132,026
Thai Oil PCL, Foreign Shares	357,900	831,946
Thai Stanley Electric PCL, Foreign Shares	700	4,637
Thaicom PCL, Foreign Shares	228,900	108,419
Thanachart Capital PCL, Foreign Shares	203,900	275,857
Thitikorn PCL, Foreign Shares	59,000	19,089
TICON Industrial Connection PCL, Foreign Shares	25,000	10,730
TMB Bank PCL, Foreign Shares	5,125,500	346,785
TPI Polene PCL, Foreign Shares	2,469,300	165,671
Univentures PCL, Foreign Shares	219,100	51,924
Vinythai PCL, Foreign Shares	250,600	140,958
		17,053,924
Turkey - 1.2%
Adana Cimento Sanayii TAS, Class A	16,490	33,184
Akbank TAS	66,642	185,626
Akenerji Elektrik Uretim AS (I)(L)	69,144	21,230
Alarko Holding AS	40,114	65,222
Albaraka Turk Katilim Bankasi AS	131,180	47,731
Anadolu Anonim Turk Sigorta Sirketi	116,935	93,736
Anadolu Cam Sanayii AS	98,531	100,274
Bagfas Bandirma Gubre Fabrikalari AS (I)(L)	11,173	36,935
Baticim Bati Anadolu Cimento Sanayii AS (I)	16,440	31,407
Borusan Mannesmann Boru Sanayi ve Ticaret AS	21,523	51,576
Dogan Sirketler Grubu Holding AS (I)	783,433	164,789
Eczacibasi Yatirim Holding Ortakligi AS	11,996	32,459
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	63,949	85,973
Global Yatirim Holding AS	27,297	22,351
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (I)	54,846	3,274
Ihlas Holding AS (I)	481,506	53,325
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS (I)(L)	52,948	36,565
Is Finansal Kiralama AS (I)	32,658	10,671
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	119,952	67,141
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)(L)	372,794	185,428
NET Holding AS (I)	40,130	33,303
Pegasus Hava Tasimaciligi AS (I)	6,399	34,137
Pinar Entegre Et ve Un Sanayi AS	7,519	20,798
Sekerbank TAS (I)	57,126	19,974
Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,919	73,338
Trakya Cam Sanayii AS	227,961	250,806
Turcas Petrol AS (I)	56,959	32,216
Turk Hava Yollari AO (I)	202,558	463,377
Turkiye Garanti Bankasi AS	678,895	1,889,608
Turkiye Halk Bankasi AS	258,435	965,844
Turkiye Is Bankasi, Class C	567,769	1,202,248

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Turkiye Sinai Kalkinma Bankasi AS	589,517	$237,926
Turkiye Sise ve Cam Fabrikalari AS	314,822	411,591
Turkiye Vakiflar Bankasi TAO, Class D	343,529	631,644
Uzel Makina Sanayii AS (I)	22,930	0
Yapi ve Kredi Bankasi AS (I)(L)	305,812	390,153
		7,985,860
Ukraine - 0.0%
Kernel Holding SA	13,861	242,524
TOTAL COMMON STOCKS (Cost $580,735,675)		$622,113,411

PREFERRED SECURITIES - 2.8%
Brazil - 2.7%
Banco ABC Brasil SA	51,182	259,394
Banco do Estado do Rio Grande do Sul SA, B Shares	96,900	384,336
Cia Brasileira de Distribuicao (I)	40,561	797,654
Cia Ferro Ligas da Bahia - FERBASA	30,124	99,750
Gerdau SA	83,234	258,277
Grazziotin SA	1,500	10,369
Marcopolo SA	111,600	95,670
Petroleo Brasileiro SA (I)	1,362,007	5,085,583
Randon SA Implementos e Participacoes (I)	37,900	52,625
Suzano Papel e Celulose SA, A Shares	206,200	887,565
Unipar Carbocloro SA	46,610	140,411
Usinas Siderurgicas de Minas Gerais SA, A Shares (I)	191,500	265,900
Vale SA	1,134,301	9,213,692
		17,551,226
Colombia - 0.1%
Grupo Argos SA	35,410	228,903
Grupo de Inversiones Suramericana SA	34,131	432,533
		661,436
India - 0.0%
Vedanta, Ltd. (I)	494,936	63,477
Panama - 0.0%
Avianca Holdings SA	116,687	94,575
TOTAL PREFERRED SECURITIES (Cost $21,795,705)		$18,370,714

RIGHTS - 0.0%
Brasil Brokers Participacoes SA (Expiration Date: 07/20/2017; Strike Price: BRL 1.11) (I)	7,914	143
Mercuries Life Insurance Company, Ltd. (Expiration Date: 07/14/2017; Strike Price: TWD 13.30) (I)	14,515	1,193
Motech Industries, Inc. (Expiration Date: 07/13/2017; Strike Price: TWD 24.00) (I)	15,180	449
TOTAL RIGHTS (Cost $0)		$1,785

The accompanying notes are an integral part of the financial statements.

52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
WARRANTS - 0.0%
Borneo Oil BHD (Expiration Date: 05/29/2027; Strike Price: MYR 0.07) (I)	61,175	$713
TOTAL WARRANTS (Cost $0)		$713

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,481,100	14,819,735
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,820,664)		$14,819,735
Total Investments (Emerging Markets Value Trust) (Cost $617,352,044) - 101.3%		$655,306,358
Other assets and liabilities, net - (1.3%)		(8,561,760)
TOTAL NET ASSETS - 100.0%		$646,744,598

Currency Abbreviations

BRL	Brazilian Real
MYR	Malaysian Ringgit
TWD	Taiwan New Dollar

Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Equity Income Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.8%
Consumer discretionary - 8.1%
Auto components - 0.6%
Adient PLC	158,493	$10,362,272
Automobiles - 0.4%
Ford Motor Company	578,400	6,472,296
Hotels, restaurants and leisure - 1.5%
Carnival Corp.	122,300	8,019,211
Las Vegas Sands Corp.	295,500	18,879,495
		26,898,706
Leisure products - 0.6%
Mattel, Inc.	514,775	11,083,106
Media - 4.0%
Comcast Corp., Class A	585,600	22,791,552
News Corp., Class A	1,068,700	14,641,190
The Walt Disney Company	65,100	6,916,875
Time Warner, Inc.	20,600	2,068,446
Twenty-First Century Fox, Inc., Class B	910,400	25,372,848
		71,790,911
Multiline retail - 1.0%
Kohl’s Corp. (L)	279,300	10,800,531
Macy’s, Inc.	259,500	6,030,780
		16,831,311
		143,438,602
Consumer staples - 6.3%
Beverages - 1.7%
Diageo PLC	309,245	9,138,729
PepsiCo, Inc.	180,100	20,799,749
		29,938,478
Food and staples retailing - 0.9%
Wal-Mart Stores, Inc.	223,100	16,884,208
Food products - 2.5%
Archer-Daniels-Midland Company	430,600	17,818,228
Kellogg Company	108,800	7,557,248
Tyson Foods, Inc., Class A	291,400	18,250,382
		43,625,858
Personal products - 0.5%
Avon Products, Inc. (I)	282,300	1,072,740
Coty, Inc., Class A	442,348	8,298,448
		9,371,188
Tobacco - 0.7%
Philip Morris International, Inc.	103,900	12,203,055
		112,022,787
Energy - 9.5%
Oil, gas and consumable fuels - 9.5%
Apache Corp.	293,383	14,061,847
Canadian Natural Resources, Ltd.	242,700	6,999,468
Chevron Corp.	173,100	18,059,523
EQT Corp.	53,970	3,162,102
Exxon Mobil Corp.	538,100	43,440,813
Hess Corp.	333,200	14,617,484

 Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	344,500	$20,625,215
Royal Dutch Shell PLC, ADR, Class A	243,100	12,930,489
TOTAL SA (L)	643,274	31,936,605
TransCanada Corp.	52,900	2,521,743
		168,355,289
		168,355,289
Financials - 25.8%
Banks - 12.2%
Bank of America Corp.	222,993	5,409,810
Citigroup, Inc.	405,100	27,093,088
Fifth Third Bancorp	819,900	21,284,604
JPMorgan Chase & Co.	692,375	63,283,075
KeyCorp	720,300	13,498,422
The PNC Financial Services Group, Inc.	133,900	16,720,093
The Royal Bank of Scotland Group PLC (I)	1,464,545	4,725,633
U.S. Bancorp	438,100	22,746,152
Wells Fargo & Company	752,400	41,690,484
		216,451,361
Capital markets - 6.9%
Ameriprise Financial, Inc.	176,200	22,428,498
Morgan Stanley	831,800	37,065,008
Northern Trust Corp.	172,500	16,768,725
State Street Corp.	338,200	30,346,686
The Bank of New York Mellon Corp.	309,224	15,776,608
		122,385,525
Consumer finance - 0.6%
American Express Company	131,700	11,094,408
Insurance - 6.1%
American International Group, Inc.	190,200	11,891,304
Chubb, Ltd.	62,751	9,122,740
Loews Corp.	567,600	26,569,356
Marsh & McLennan Companies, Inc.	201,000	15,669,960
MetLife, Inc.	518,700	28,497,378
Willis Towers Watson PLC	68,889	10,020,594
XL Group, Ltd.	136,900	5,996,220
		107,767,552
		457,698,846
Health care - 10.6%
Biotechnology - 1.0%
Gilead Sciences, Inc.	258,100	18,268,318
Health care equipment and supplies - 1.9%
Becton, Dickinson and Company	74,000	14,438,140
Medtronic PLC	212,200	18,832,750
		33,270,890
Health care providers and services - 1.7%
Anthem, Inc.	159,674	30,039,470
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Company	287,725	16,032,037
GlaxoSmithKline PLC	452,124	9,624,476
Johnson & Johnson	274,000	36,247,460

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	265,550	$17,019,100
Pfizer, Inc.	808,735	27,165,409
		106,088,482
		187,667,160
Industrials - 10.4%
Aerospace and defense - 2.0%
The Boeing Company	171,700	33,953,675
United Technologies Corp.	19,200	2,344,512
		36,298,187
Air freight and logistics - 1.1%
United Parcel Service, Inc., Class B	180,100	19,917,259
Airlines - 0.7%
Delta Air Lines, Inc.	87,300	4,691,502
Southwest Airlines Company	123,300	7,661,862
		12,353,364
Building products - 1.7%
Johnson Controls International PLC	679,132	29,447,167
Electrical equipment - 1.0%
Emerson Electric Company	283,300	16,890,346
Industrial conglomerates - 1.2%
General Electric Company	822,300	22,210,323
Machinery - 2.7%
Cummins, Inc.	39,200	6,359,024
Flowserve Corp.	182,937	8,493,765
Illinois Tool Works, Inc.	149,500	21,415,875
Pentair PLC	174,200	11,591,268
		47,859,932
		184,976,578
Information technology - 9.6%
Communications equipment - 2.6%
Cisco Systems, Inc.	685,000	21,440,500
Harris Corp.	231,724	25,276,454
		46,716,954
Electronic equipment, instruments and components - 0.4%
TE Connectivity, Ltd.	83,000	6,530,440
Semiconductors and semiconductor equipment - 3.4%
Analog Devices, Inc.	65,300	5,080,340
Applied Materials, Inc.	451,000	18,630,810
QUALCOMM, Inc.	484,200	26,737,524
Texas Instruments, Inc.	133,000	10,231,690
		60,680,364
Software - 2.2%
CA, Inc.	93,900	3,236,733
Microsoft Corp.	513,125	35,369,706
		38,606,439

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Technology hardware, storage and peripherals - 1.0%
Apple, Inc.	52,500	$7,561,050
Western Digital Corp.	113,500	10,056,100
		17,617,150
		170,151,347
Materials - 4.9%
Chemicals - 2.6%
Akzo Nobel NV	20,049	1,743,633
CF Industries Holdings, Inc.	494,800	13,834,608
E.I. du Pont de Nemours & Company	373,400	30,137,114
		45,715,355
Construction materials - 0.7%
Vulcan Materials Company	108,600	13,757,448
Containers and packaging - 1.0%
International Paper Company	319,000	18,058,590
Metals and mining - 0.6%
Nucor Corp.	178,100	10,306,647
		87,838,040
Real estate - 2.1%
Equity real estate investment trusts - 2.1%
Equity Residential	169,900	11,184,517
Rayonier, Inc.	487,911	14,037,199
Weyerhaeuser Company	363,400	12,173,900
		37,395,616
Telecommunication services - 2.9%
Diversified telecommunication services - 2.6%
CenturyLink, Inc. (L)	316,517	7,558,426
Telefonica SA	583,259	6,037,670
Verizon Communications, Inc.	718,285	32,078,608
		45,674,704
Wireless telecommunication services - 0.3%
Vodafone Group PLC	1,910,216	5,424,922
		51,099,626
Utilities - 5.6%
Electric utilities - 4.3%
Edison International	214,500	16,771,755
Exelon Corp.	360,100	12,988,807
PG&E Corp.	343,400	22,791,458
The Southern Company	317,548	15,204,198
Xcel Energy, Inc.	203,900	9,354,932
		77,111,150
Independent power and renewable electricity producers - 0.3%
AES Corp.	407,800	4,530,658
Multi-utilities - 1.0%
NiSource, Inc.	712,400	18,066,464

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
		$99,708,272
TOTAL COMMON STOCKS (Cost $1,315,656,170)		$1,700,352,163

PREFERRED SECURITIES - 1.9%
Health care - 0.7%
Becton, Dickinson and Company, 6.125%	227,357	12,454,616
Utilities - 1.2%
DTE Energy Company, 6.500%	57,184	3,136,542
Great Plains Energy, Inc., 7.000%	103,132	5,470,121
NextEra Energy, Inc., 6.123%	238,995	12,908,120
		21,514,783
TOTAL PREFERRED SECURITIES (Cost $31,084,287)		$33,969,399

CORPORATE BONDS - 0.2%
Information technology - 0.2%
Western Digital Corp. 10.500%, 04/01/2024	$2,500,000	2,949,200
TOTAL CORPORATE BONDS (Cost $2,488,808)		$2,949,200

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	4,682,139	46,849,017
TOTAL SECURITIES LENDING COLLATERAL (Cost $46,851,731)		$46,849,017

SHORT-TERM INVESTMENTS - 2.0%
Money market funds - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	3,765,519	3,765,519
T. Rowe Price Government Money Fund, 0.9816% (Y)	31,016,190	31,016,190
TOTAL SHORT-TERM INVESTMENTS (Cost $34,781,709)		$34,781,709
Total Investments (Equity Income Trust) (Cost $1,430,862,705) - 102.5%		$1,818,901,488
Other assets and liabilities, net - (2.5%)		(44,465,096)
TOTAL NET ASSETS - 100.0%		$1,774,436,392

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Financial Industries Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 92.7%
Financials - 89.1%
Banks - 55.5%
1st Source Corp.	41,178	$1,974,073
Access National Corp.	17,241	457,231
American Business Bank (I)	20,599	865,158
Ameris Bancorp	48,740	2,349,268
Atlantic Capital Bancshares, Inc. (I)	71,666	1,361,654
Bank of America Corp.	218,212	5,293,823
Bank of Ireland (I)	8,342,203	2,191,488
Bank of Marin Bancorp	13,289	817,938
Bankinter SA	284,026	2,620,126
Bankwell Financial Group, Inc.	13,933	435,128
BNP Paribas SA	38,492	2,771,143
Cambridge Bancorp	1,533	103,094
Chemical Financial Corp.	46,442	2,248,257
Citigroup, Inc.	50,515	3,378,443
Citizens Financial Group, Inc.	155,990	5,565,723
Comerica, Inc.	77,032	5,641,824
County Bancorp, Inc.	19,894	477,456
Danske Bank A/S	122,774	4,723,492
DNB ASA	81,251	1,383,280
Equity Bancshares, Inc. (I)	9,592	293,899
Equity Bancshares, Inc., Class A (I)	9,679	296,565
Evans Bancorp, Inc.	19,056	761,287
FCB Financial Holdings, Inc., Class A (I)	9,653	460,931
First Business Financial Services, Inc.	31,152	718,988
First Hawaiian, Inc.	53,186	1,628,555
First Merchants Corp.	54,530	2,188,834
Flushing Financial Corp.	54,790	1,544,530
Glacier Bancorp, Inc.	89,840	3,289,042
Great Southern Bancorp, Inc.	13,284	710,694
Great Western Bancorp, Inc.	44,081	1,798,946
Heritage Commerce Corp.	64,021	882,209
Heritage Financial Corp.	21,410	567,365
Horizon Bancorp	11,636	306,609
Independent Bank Corp.	40,133	872,893
JPMorgan Chase & Co.	65,392	5,976,829
KeyCorp	239,089	4,480,528
M&T Bank Corp.	24,599	3,983,808
MB Financial, Inc.	43,471	1,914,463
MidWestOne Financial Group, Inc.	8,391	284,371
Nicolet Bankshares, Inc. (I)	6,893	377,116
Pinnacle Financial Partners, Inc.	7,059	443,305
QCR Holdings, Inc.	12,814	607,384
Regions Financial Corp.	399,796	5,853,013
Sandy Spring Bancorp, Inc.	38,836	1,579,072
Southern First Bancshares, Inc. (I)	11,419	423,074
Sun Bancorp, Inc.	46,231	1,139,594
SunTrust Banks, Inc.	99,716	5,655,892
SVB Financial Group (I)	33,051	5,810,035
The Community Financial Corp.	2,213	85,201
The First Bancshares, Inc.	7,722	213,127
The First of Long Island Corp.	3,952	113,027
The PNC Financial Services Group, Inc.	21,065	2,630,387
TriCo Bancshares	53,715	1,888,082
U.S. Bancorp	115,581	6,000,966
Unicaja Banco SA (I)(S)	457,896	611,893

Financial Industries Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Union Bankshares Corp.	59,297	$2,010,168
Wells Fargo & Company	70,794	3,922,696
Xenith Bankshares, Inc. (I)	9,795	304,233
Zions Bancorporation	124,510	5,467,234
		122,755,444
Capital markets - 8.7%
Affiliated Managers Group, Inc.	20,448	3,391,505
Altamir	89,116	1,658,212
Close Brothers Group PLC	98,253	1,932,604
Intermediate Capital Group PLC	178,428	1,934,941
Invesco, Ltd.	124,521	4,381,894
KKR & Company LP	86,903	1,616,396
Schroders PLC	54,013	2,184,065
The Blackstone Group LP (L)	64,860	2,163,081
		19,262,698
Consumer finance - 4.4%
Capital One Financial Corp.	57,657	4,763,621
Discover Financial Services	79,783	4,961,705
		9,725,326
Diversified financial services - 3.2%
Berkshire Hathaway, Inc., Class B (I)	34,826	5,898,480
Cerved Information Solutions SpA	122,386	1,313,108
		7,211,588
Insurance - 15.8%
Aon PLC	28,480	3,786,416
Assured Guaranty, Ltd.	112,002	4,674,963
Chubb, Ltd.	40,223	5,847,619
CNO Financial Group, Inc.	166,675	3,480,174
Gjensidige Forsikring ASA	72,967	1,245,539
James River Group Holdings, Ltd.	62,793	2,494,766
Kinsale Capital Group, Inc.	56,731	2,116,634
Lincoln National Corp.	80,868	5,465,059
Marsh & McLennan Companies, Inc.	35,258	2,748,714
The Hartford Financial Services Group, Inc.	60,104	3,159,667
		35,019,551
Thrifts and mortgage finance - 1.5%
Provident Financial Services, Inc.	52,728	1,338,237
United Community Financial Corp.	109,288	908,183
United Financial Bancorp, Inc.	53,199	887,891
Westbury Bancorp, Inc. (I)	9,980	203,193
		3,337,504
		197,312,111
Real estate - 3.6%
Equity real estate investment trusts - 2.8%
Hibernia REIT PLC	530,895	833,010
Irish Residential Properties REIT PLC	585,760	909,228
Prologis, Inc.	52,756	3,093,612
Rexford Industrial Realty, Inc.	26,859	737,011

The accompanying notes are an integral part of the financial statements.

57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Vornado Realty Trust	5,584	$524,338
		6,097,199
Real estate management and development - 0.8%
Kennedy Wilson Europe Real Estate PLC	76,867	1,110,283
Kennedy-Wilson Holdings, Inc.	40,369	769,029
		1,879,312
		7,976,511
TOTAL COMMON STOCKS (Cost $171,484,936)		$205,288,622

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Banks - 0.2%
OFG Bancorp, Series C, 8.750%	489	466,617
TOTAL PREFERRED SECURITIES (Cost $483,267)		$466,617

CORPORATE BONDS - 1.1%
Financials - 1.1%
Banks - 0.6%
Cadence BanCorp 4.875%, 06/28/2019 (S)	$800,000	785,000
Popular, Inc. 7.000%, 07/01/2019	466,000	489,300
		1,274,300
Diversified financial services - 0.5%
NewStar Financial, Inc. 7.250%, 05/01/2020	1,160,000	1,187,550
		2,461,850
TOTAL CORPORATE BONDS (Cost $2,368,291)		$2,461,850

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	125,376	1,254,499
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,254,571)		$1,254,499

SHORT-TERM INVESTMENTS - 6.1%
U.S. Government Agency - 5.3%
Federal Home Loan Bank Discount Note 0.650%, 07/03/2017*	$11,605,000	11,605,000

Financial Industries Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.8%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $1,841,052 on 07/03/2017, collateralized by $1,910,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $1,880,135, including interest)	$1,841,000	$1,841,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,445,581)		$13,446,000
Total Investments (Financial Industries Trust) (Cost $189,036,646) - 100.7%		$222,917,588
Other assets and liabilities, net - (0.7%)		(1,593,679)
TOTAL NET ASSETS - 100.0%		$221,323,909

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%
Consumer discretionary - 22.4%
Household durables - 7.8%
Lennar Corp., A Shares	782,628	$41,729,725
NVR, Inc. (I)	14,723	35,491,411
Tempur Sealy International, Inc. (I)	1,048,618	55,985,715
		133,206,851
Internet and direct marketing retail - 6.7%
Amazon.com, Inc. (I)	119,373	115,553,064
Leisure products - 5.4%
Polaris Industries, Inc.	997,927	92,038,807
Specialty retail - 2.5%
CarMax, Inc. (I)	277,208	17,480,736
Group 1 Automotive, Inc.	408,428	25,861,661
		43,342,397
		384,141,119
Consumer staples - 6.9%
Beverages - 2.1%
Anheuser-Busch InBev SA, ADR	170,700	18,838,452
Diageo PLC, ADR	140,093	16,787,344
		35,625,796
Food products - 1.8%
Danone SA	408,283	30,644,715
Household products - 3.0%
The Procter & Gamble Company	592,815	51,663,827
		117,934,338
Energy - 5.8%
Energy equipment and services - 2.8%
National Oilwell Varco, Inc.	778,365	25,639,343
Schlumberger, Ltd.	354,970	23,371,225
		49,010,568
Oil, gas and consumable fuels - 3.0%
Kinder Morgan, Inc.	1,759,242	33,707,077
Suncor Energy, Inc.	590,520	17,243,184
		50,950,261
		99,960,829
Financials - 25.3%
Banks - 9.2%
Bank of America Corp.	3,220,897	78,138,961
Citigroup, Inc.	1,183,829	79,174,484
		157,313,445
Capital markets - 15.0%
Affiliated Managers Group, Inc.	454,497	75,382,872
BlackRock, Inc.	88,191	37,252,760
FactSet Research Systems, Inc.	51,597	8,574,389
Morgan Stanley	1,350,532	60,179,706
The Goldman Sachs Group, Inc.	344,210	76,380,199
		257,769,926
Consumer finance - 1.1%
American Express Company	236,437	19,917,453

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
		$435,000,824
Health care - 7.6%
Biotechnology - 3.1%
Amgen, Inc.	307,959	53,039,779
Pharmaceuticals - 4.5%
Allergan PLC	110,322	26,818,175
Novartis AG, ADR	608,959	50,829,808
		77,647,983
		130,687,762
Industrials - 5.3%
Electrical equipment - 2.1%
Regal Beloit Corp.	208,086	16,969,413
Sensata Technologies Holding NV (I)	445,236	19,020,482
		35,989,895
Machinery - 0.9%
The Manitowoc Company, Inc. (I)	608,832	3,659,080
Welbilt, Inc. (I)	608,832	11,476,483
		15,135,563
Professional services - 1.8%
IHS Markit, Ltd. (I)	723,050	31,843,122
Trading companies and distributors - 0.5%
United Rentals, Inc. (I)	40,883	4,607,923
WESCO International, Inc. (I)	73,310	4,200,663
		8,808,586
		91,777,166
Information technology - 21.4%
Internet software and services - 11.3%
Alphabet, Inc., Class A (I)	86,492	80,409,883
Facebook, Inc., Class A (I)	455,192	68,724,888
Twitter, Inc. (I)	2,497,524	44,630,754
		193,765,525
Semiconductors and semiconductor equipment - 1.3%
QUALCOMM, Inc.	396,412	21,889,871
Software - 2.5%
Workday, Inc., Class A (I)	447,007	43,359,679
Technology hardware, storage and peripherals - 6.3%
Apple, Inc.	748,585	107,811,212
		366,826,287
Materials - 1.8%
Paper and forest products - 1.8%
Louisiana-Pacific Corp. (I)	1,269,197	30,600,340
Real estate - 1.9%
Equity real estate investment trusts - 1.9%
American Tower Corp.	251,439	33,270,408
TOTAL COMMON STOCKS (Cost $1,354,429,728)		$1,690,199,073

The accompanying notes are an integral part of the financial statements.

59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.0%
U.S. Government Agency - 2.7%
Federal Home Loan Bank Discount Note 0.500%,07/03/2017*	$47,089,000	$47,089,000
Repurchase agreement - 0.3%
Barclays Tri-Party Repurchase Agreement dated 06/30/2017 at 1.050% to be repurchased at $2,188,191 on 07/03/2017, collateralized by $2,224,300 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $2,231,986, including interest)	2,188,000	2,188,000
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $2,704,077 on 07/03/2017, collateralized by $2,805,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $2,761,141, including interest)	2,704,000	2,704,000
		4,892,000
TOTAL SHORT-TERM INVESTMENTS (Cost $51,979,498)		$51,981,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,406,409,226) - 101.4%		$1,742,180,073
Other assets and liabilities, net - (1.4%)		(24,783,478)
TOTAL NET ASSETS - 100.0%		$1,717,396,595

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.2%
Consumer discretionary - 9.6%
Hotels, restaurants and leisure - 1.6%
McDonald’s Corp.	84,763	$12,982,301
Household durables - 4.9%
Lennar Corp., A Shares	322,942	17,219,267
NVR, Inc. (I)	4,628	11,156,303
Tempur Sealy International, Inc. (I)	232,267	12,400,735
		40,776,305
Media - 2.0%
Twenty-First Century Fox, Inc., Class A	581,169	16,470,329
Specialty retail - 1.1%
Group 1 Automotive, Inc.	138,594	8,775,772
		79,004,707
Consumer staples - 8.6%
Beverages - 2.8%
Anheuser-Busch InBev SA, ADR	114,751	12,663,920
Heineken Holding NV	115,420	10,579,395
		23,243,315
Food products - 1.2%
Danone SA	124,552	9,348,566
Household products - 1.5%
The Procter & Gamble Company	144,751	12,615,050
Tobacco - 3.1%
Imperial Brands PLC	216,684	9,737,155
Philip Morris International, Inc.	132,803	15,597,712
		25,334,867
		70,541,798
Energy - 11.5%
Energy equipment and services - 2.7%
National Oilwell Varco, Inc.	336,945	11,098,968
Schlumberger, Ltd.	170,277	11,211,038
		22,310,006
Oil, gas and consumable fuels - 8.8%
Chevron Corp.	156,125	16,288,521
Exxon Mobil Corp.	335,338	27,071,837
Kinder Morgan, Inc.	910,470	17,444,605
Suncor Energy, Inc.	380,305	11,104,906
		71,909,869
		94,219,875
Financials - 32.0%
Banks - 16.3%
Bank of America Corp.	1,632,302	39,599,647
CIT Group, Inc.	337,484	16,435,471
Citigroup, Inc.	600,434	40,157,026
JPMorgan Chase & Co.	413,101	37,757,431
		133,949,575
Capital markets - 11.6%
Affiliated Managers Group, Inc.	112,389	18,640,840
Invesco, Ltd.	282,515	9,941,703
Morgan Stanley	682,706	30,421,379

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	165,249	$36,668,753
		95,672,675
Consumer finance - 2.6%
American Express Company	257,524	21,693,822
Insurance - 1.5%
American International Group, Inc.	189,945	11,875,361
		263,191,433
Health care - 12.7%
Biotechnology - 2.2%
Amgen, Inc.	45,454	7,828,542
Gilead Sciences, Inc.	147,153	10,415,489
		18,244,031
Health care equipment and supplies - 3.2%
Danaher Corp.	98,079	8,276,887
Medtronic PLC	203,554	18,065,420
		26,342,307
Health care providers and services - 1.1%
Patterson Companies, Inc.	183,747	8,626,922
Pharmaceuticals - 6.2%
Allergan PLC	71,437	17,365,620
Merck & Company, Inc.	210,607	13,497,803
Novartis AG, ADR	237,304	19,807,765
		50,671,188
		103,884,448
Industrials - 10.6%
Aerospace and defense - 3.7%
L3 Technologies, Inc.	49,322	8,240,720
United Technologies Corp.	180,527	22,044,152
		30,284,872
Industrial conglomerates - 2.0%
General Electric Company	608,872	16,445,633
Professional services - 0.9%
Nielsen Holdings PLC	188,459	7,285,825
Road and rail - 2.6%
Union Pacific Corp.	193,928	21,120,698
Trading companies and distributors - 1.4%
United Rentals, Inc. (I)	106,588	12,013,533
		87,150,561
Information technology - 14.2%
Communications equipment - 1.0%
Cisco Systems, Inc.	253,180	7,924,534
Internet software and services - 2.5%
eBay, Inc. (I)	602,708	21,046,563
Semiconductors and semiconductor equipment - 2.1%
QUALCOMM, Inc.	308,452	17,032,719

The accompanying notes are an integral part of the financial statements.

61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software - 4.0%
Microsoft Corp.	259,205	$17,867,001
Oracle Corp.	301,089	15,096,602
		32,963,603
Technology hardware, storage and peripherals - 4.6%
Apple, Inc.	263,596	37,963,096
		116,930,515
TOTAL COMMON STOCKS (Cost $720,494,706)		$814,923,337

SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency - 1.5%
Federal Home Loan Bank Discount Note 0.574%, 07/03/2017*	$12,453,000	12,453,000
Repurchase agreement - 0.2%
Barclays Tri-Party Repurchase Agreement dated 06/30/2017 at 1.050% to be repurchased at $578,051 on 07/03/2017, collateralized by $587,600 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $589,630 including interest)	578,000	578,000
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $761,022 on 07/03/2017, collateralized by $790,000 U.S. Treasury Notes, 1.375% due 05/31/2021 (valued at $780,840, including interest)	761,000	761,000
		1,339,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,791,603)		$13,792,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $734,286,309) - 100.9%		$828,715,337
Other assets and liabilities, net - (0.9%)		(6,991,656)
TOTAL NET ASSETS - 100.0%		$821,723,681

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.5%
Canada - 2.5%
Barrick Gold Corp.	143,660	$2,285,631
Cenovus Energy, Inc. (L)	17,800	131,221
Husky Energy, Inc. (I)	103,220	1,171,652
Wheaton Precious Metals Corp.	113,958	2,263,694
		5,852,198
China - 3.4%
Baidu, Inc., ADR (I)	16,160	2,890,378
China Life Insurance Company, Ltd., H Shares	979,710	2,994,050
China Telecom Corp., Ltd., ADR (L)	42,120	2,018,812
China Telecom Corp., Ltd., H Shares	356,900	169,479
		8,072,719
France - 5.2%
AXA SA	132,235	3,621,045
BNP Paribas SA	43,238	3,112,828
Credit Agricole SA	174,838	2,816,358
Sanofi	24,574	2,354,685
Veolia Environnement SA	15,000	317,349
		12,222,265
Germany - 4.9%
Deutsche Lufthansa AG	74,906	1,707,078
Innogy SE (S)	82,020	3,228,025
Merck KGaA	20,692	2,503,711
METRO AG	52,340	1,768,161
Siemens AG	17,059	2,346,538
		11,553,513
Hong Kong - 1.5%
China Mobile, Ltd.	104,750	1,110,539
Kunlun Energy Company, Ltd.	2,498,940	2,118,543
Value Partners Group, Ltd. (L)	468,000	425,994
		3,655,076
India - 1.1%
Hero MotoCorp, Ltd.	46,360	2,641,250
Ireland - 2.1%
CRH PLC (I)	25,497	903,700
Medtronic PLC	18,300	1,624,125
Perrigo Company PLC	32,350	2,443,071
		4,970,896
Israel - 2.1%
Teva Pharmaceutical Industries, Ltd., ADR	150,160	4,988,315
Italy - 1.4%
Eni SpA	224,262	3,370,188
Japan - 4.3%
Nissan Motor Company, Ltd.	231,950	2,316,005
Panasonic Corp.	228,570	3,114,326
Ryohin Keikaku Company, Ltd.	3,180	795,893
SoftBank Group Corp.	41,360	3,362,160
Sumitomo Metal Mining Company, Ltd.	46,300	618,850
		10,207,234
Luxembourg - 0.5%
SES SA	49,420	1,157,760

Global Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands - 5.8%
Aegon NV	416,476	$2,131,491
Akzo Nobel NV	33,082	2,877,102
ING Groep NV	121,376	2,095,290
QIAGEN NV (I)	34,421	1,145,318
Royal Dutch Shell PLC, B Shares	204,205	5,482,200
		13,731,401
Portugal - 1.0%
Galp Energia SGPS SA	158,856	2,407,271
Russia - 0.6%
MMC Norilsk Nickel PJSC, ADR	99,729	1,369,279
Singapore - 2.5%
DBS Group Holdings, Ltd.	139,590	2,100,938
Singapore Telecommunications, Ltd.	1,315,750	3,715,784
		5,816,722
South Korea - 5.9%
Hyundai Motor Company	23,450	3,269,520
KB Financial Group, Inc., ADR	79,678	4,022,942
Samsung Electronics Company, Ltd.	3,230	6,727,515
		14,019,977
Spain - 0.7%
Telefonica SA	167,644	1,735,390
Sweden - 2.0%
Getinge AB, B Shares	121,594	2,381,572
Telefonaktiebolaget LM Ericsson, B Shares	325,867	2,343,026
		4,724,598
Switzerland - 2.5%
Roche Holding AG	12,842	3,281,323
UBS Group AG (I)	148,460	2,524,694
		5,806,017
Taiwan - 0.4%
Catcher Technology Company, Ltd.	78,520	935,835
Thailand - 0.8%
Bangkok Bank PCL, Foreign Shares	219,200	1,270,289
Bangkok Bank PCL, NVDR	126,340	687,513
		1,957,802
Turkey - 0.3%
Turkcell Iletisim Hizmetleri AS, ADR	89,355	732,711
United Kingdom - 9.9%
BAE Systems PLC	359,934	2,971,371
Barclays PLC	731,580	1,934,873
BP PLC	552,738	3,190,516
HSBC Holdings PLC	359,799	3,342,673
Kingfisher PLC	443,070	1,735,477
Man Group PLC	393,365	793,764
Sky PLC	261,019	3,380,510
Standard Chartered PLC (I)	414,528	4,198,448
Tesco PLC (I)	331,694	730,272
Vodafone Group PLC	399,385	1,134,241
		23,412,145

The accompanying notes are an integral part of the financial statements.

63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 34.1%
Allergan PLC	15,948	$3,876,799
Ally Financial, Inc.	26,390	551,551
Alphabet, Inc., Class A (I)	4,040	3,755,907
American International Group, Inc.	54,670	3,417,968
AmerisourceBergen Corp.	26,710	2,524,896
Amgen, Inc.	25,580	4,405,643
Apache Corp.	34,700	1,663,171
Apple, Inc.	28,440	4,095,929
Capital One Financial Corp.	31,060	2,566,177
Cardinal Health, Inc.	32,700	2,547,984
Celgene Corp. (I)	10,090	1,310,388
Cisco Systems, Inc.	71,810	2,247,653
Citigroup, Inc.	91,280	6,104,806
Comcast Corp., Class A	98,180	3,821,166
ConocoPhillips	59,440	2,612,982
Coty, Inc., Class A	40,200	754,152
DXC Technology Company	15,511	1,190,004
Eli Lilly & Company	30,870	2,540,601
First Solar, Inc. (I)	12,500	498,500
Gilead Sciences, Inc.	46,960	3,323,829
Halliburton Company	28,770	1,228,767
Helmerich & Payne, Inc.	3,200	173,888
Hewlett Packard Enterprise Company	16,710	277,219
JPMorgan Chase & Co.	26,710	2,441,294
Microsoft Corp.	50,190	3,459,597
Navistar International Corp. (I)	95,570	2,506,801
NetScout Systems, Inc. (I)	1,000	34,400
Nutanix, Inc., Class A (I)(L)	66,100	1,331,915
Oracle Corp.	141,570	7,098,320
SunTrust Banks, Inc.	33,490	1,899,553
Twenty-First Century Fox, Inc., Class A	80,700	2,287,038
United Parcel Service, Inc., Class B	16,600	1,835,794
Walgreens Boots Alliance, Inc.	29,010	2,271,773
		80,656,465
TOTAL COMMON STOCKS (Cost $199,706,893)		$225,997,027

CORPORATE BONDS - 0.6%
United States - 0.6%
Chesapeake Energy Corp. 8.000%, 12/15/2022(S)	$1,332,000	1,408,590
TOTAL CORPORATE BONDS (Cost $1,297,486)		$1,408,590

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	163,704	1,638,006
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,638,083)		$1,638,006

SHORT-TERM INVESTMENTS - 3.8%
U.S. Government Agency - 3.8%
Federal Home Loan Bank Discount Note 0.650%, 07/03/2017*	$9,100,000	9,100,000

Global Trust (continued)

SHORT-TERM INVESTMENTS (continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $9,099,671)	$9,100,000
Total Investments (Global Trust) (Cost $211,742,133) - 100.6%	$238,143,623
Other assets and liabilities, net - (0.6%)	(1,436,634)
TOTAL NET ASSETS - 100.0%	$236,706,989

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	14,867	$125,775
Consumer staples - 1.1%
Food and staples retailing - 1.1%
CVS Health Corp.	7,000	563,219
Walgreens Boots Alliance, Inc.	34,121	2,672,016
		3,235,235
Health care - 97.5%
Biotechnology - 36.9%
AbbVie, Inc.	28,216	2,045,942
ACADIA Pharmaceuticals, Inc. (I)	21,352	595,507
Acceleron Pharma, Inc. (I)	30,800	936,012
Acerta Pharma BV, Class B (I)(R)	4,276,305	303,190
Achaogen, Inc. (I)	21,488	466,934
Advanced Accelerator Applications SA, ADR (I)	20,598	804,146
Agios Pharmaceuticals, Inc. (I)	14,600	751,170
Aimmune Therapeutics, Inc. (I)	19,186	394,464
Alder Biopharmaceuticals, Inc. (I)	16,000	183,200
Alexion Pharmaceuticals, Inc. (I)	65,354	7,951,621
Alkermes PLC (I)	48,191	2,793,632
Alnylam Pharmaceuticals, Inc. (I)	33,860	2,700,674
Amgen, Inc.	18,000	3,100,140
Amicus Therapeutics, Inc. (I)	59,462	598,782
Aquinox Pharmaceuticals, Inc. (I)	37,000	520,590
Ardelyx, Inc. (I)	10,100	51,510
Argenx SE, ADR (I)	3,834	81,319
Array BioPharma, Inc. (I)	25,759	215,603
Audentes Therapeutics, Inc. (I)	12,807	244,998
Avexis, Inc. (I)	9,368	769,675
Axovant Sciences, Ltd. (I)	43,331	1,004,846
BeiGene, Ltd., ADR (I)	11,036	496,620
Biogen, Inc. (I)	19,355	5,252,173
Biohaven Pharmaceutical Holding Company, Ltd. (I)	4,420	110,500
BioMarin Pharmaceutical, Inc. (I)	26,213	2,380,665
Bioverativ, Inc. (I)	13,167	792,258
Bluebird Bio, Inc. (I)	21,744	2,284,207
Blueprint Medicines Corp. (I)	18,588	941,854
Cara Therapeutics, Inc. (I)	9,000	138,510
Celgene Corp. (I)	15,532	2,017,141
Clovis Oncology, Inc. (I)	21,176	1,982,709
Coherus Biosciences, Inc. (I)	12,284	176,275
Corvus Pharmaceuticals, Inc. (I)	5,302	64,154
Dyax Corp. (I)	62,700	153,615
Editas Medicine, Inc. (I)	16,034	269,051
Exelixis, Inc. (I)	54,295	1,337,286
FibroGen, Inc. (I)	12,900	416,670
Gilead Sciences, Inc.	50,467	3,572,054
GlycoMimetics, Inc. (I)	15,500	172,980
Ignyta, Inc. (I)	5,700	58,995
Immunomedics, Inc. (I)	72,000	635,760
Incyte Corp. (I)	53,700	6,761,367

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Innate Pharma SA (I)	13,009	$162,571
Insmed, Inc. (I)	89,728	1,539,732
Ionis Pharmaceuticals, Inc. (I)	8,800	447,656
Ironwood Pharmaceuticals, Inc. (I)	121,170	2,287,690
Juno Therapeutics, Inc. (I)	16,100	481,229
Kite Pharma, Inc. (I)	28,854	2,991,294
Loxo Oncology, Inc. (I)	4,640	372,082
Merus NV (I)	8,100	128,385
Minerva Neurosciences, Inc. (I)	28,976	256,438
Neurocrine Biosciences, Inc. (I)	75,400	3,468,400
Otonomy, Inc. (I)	19,000	358,150
Ovid therapeutics, Inc. (I)	7,693	77,235
Proteostasis Therapeutics, Inc. (I)	11,900	55,692
Prothena Corp. PLC (I)	37,198	2,013,156
Puma Biotechnology, Inc. (I)	38,859	3,396,277
Radius Health, Inc. (I)	46,513	2,103,783
Regeneron Pharmaceuticals, Inc. (I)	10,900	5,353,426
Retrophin, Inc. (I)	6,100	118,279
Sage Therapeutics, Inc. (I)	29,863	2,378,289
Sarepta Therapeutics, Inc. (I)	4,900	165,179
Seattle Genetics, Inc. (I)	10,938	565,932
Seres Therapeutics, Inc. (I)	4,717	53,302
Shire PLC, ADR	32,680	5,401,024
Spark Therapeutics, Inc. (I)	28,083	1,677,678
TESARO, Inc. (I)	33,310	4,658,737
Tocagen, Inc. (I)	6,270	75,428
Ultragenyx Pharmaceutical, Inc. (I)	17,769	1,103,633
Vertex Pharmaceuticals, Inc. (I)	56,772	7,316,208
Xencor, Inc. (I)	29,212	616,665
		106,152,349
Health care equipment and supplies - 17.0%
Align Technology, Inc. (I)	6,100	915,732
Becton, Dickinson and Company	56,821	11,086,345
Danaher Corp.	32,500	2,742,675
DENTSPLY SIRONA, Inc.	11,905	771,920
DexCom, Inc. (I)	11,919	871,875
GenMark Diagnostics, Inc. (I)	58,199	688,494
Glaukos Corp. (I)	4,900	203,203
Hologic, Inc. (I)	86,600	3,929,908
Intuitive Surgical, Inc. (I)	10,714	10,021,554
K2M Group Holdings, Inc. (I)	15,180	369,785
Lantheus Holdings, Inc. (I)	74,367	1,312,578
Medtronic PLC	32,893	2,919,254
Oxford Immunotec Global PLC (I)	7,400	124,468
Penumbra, Inc. (I)	2,229	195,595
Stryker Corp.	44,156	6,127,970
Teleflex, Inc.	6,300	1,308,888
The Cooper Companies, Inc.	8,435	2,019,508
West Pharmaceutical Services, Inc.	20,900	1,975,468
Wright Medical Group NV (I)	45,520	1,251,345
		48,836,565
Health care providers and services - 22.9%
Acadia Healthcare Company, Inc. (I)	40,200	1,985,076
Aetna, Inc.	32,381	4,916,407

The accompanying notes are an integral part of the financial statements.

65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
AmerisourceBergen Corp.	4,400	$415,932
Anthem, Inc.	27,900	5,248,827
Centene Corp. (I)	68,681	5,486,238
Cigna Corp.	46,800	7,833,852
DaVita, Inc. (I)	32,000	2,072,320
Envision Healthcare Corp. (I)	30,809	1,930,800
Fresenius Medical Care AG & Company KGaA	9,737	939,587
HCA Healthcare, Inc. (I)	55,407	4,831,490
Henry Schein, Inc. (I)	9,360	1,713,067
Humana, Inc.	30,431	7,322,307
McKesson Corp.	6,936	1,141,249
Molina Healthcare, Inc. (I)	4,909	339,605
Teladoc, Inc. (I)	2,500	86,750
The Ensign Group, Inc.	5,852	127,398
UnitedHealth Group, Inc.	87,400	16,205,708
Universal Health Services, Inc., Class B	15,853	1,935,334
WellCare Health Plans, Inc. (I)	7,600	1,364,656
		65,896,603
Health care technology - 0.6%
athenahealth, Inc. (I)	13,743	1,931,579
Life sciences tools and services - 5.3%
Agilent Technologies, Inc.	105,600	6,263,136
Bruker Corp.	38,702	1,116,166
Illumina, Inc. (I)	4,426	768,000
Mettler-Toledo International, Inc. (I)	2,600	1,530,204
Thermo Fisher Scientific, Inc.	31,800	5,548,146
		15,225,652
Pharmaceuticals - 14.8%
Aclaris Therapeutics, Inc. (I)	8,600	233,232
Allergan PLC	35,260	8,571,353
Astellas Pharma, Inc.	64,800	794,234
AstraZeneca PLC, ADR	106,700	3,637,403
Bristol-Myers Squibb Company	65,744	3,663,256
Chugai Pharmaceutical Company, Ltd.	26,700	1,000,340
Dermira, Inc. (I)	16,028	467,056
Eisai Company, Ltd.	16,000	885,240
Eli Lilly & Company	55,154	4,539,174
GW Pharmaceuticals PLC, ADR (I)	9,993	1,001,798
Jazz Pharmaceuticals PLC (I)	900	139,950
Mallinckrodt PLC (I)	37,396	1,675,715
Merck & Company, Inc.	81,200	5,204,108
Mylan NV (I)	27,800	1,079,196
Pacira Pharmaceuticals, Inc. (I)	2,902	138,425
Perrigo Company PLC	8,600	649,472
Roche Holding AG	9,487	2,424,069
Sanofi	25,313	2,425,489
Teva Pharmaceutical Industries, Ltd., ADR	26,700	886,974
TherapeuticsMD, Inc. (I)	143,156	754,432
Theravance Biopharma, Inc. (I)	11,318	450,909
UCB SA	8,300	570,843
WaVe Life Sciences, Ltd. (I)	8,114	150,920
Zeneca, Inc. (I)	13,151	8,088

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	20,000	$1,247,600
		42,599,276
		280,642,024
TOTAL COMMON STOCKS (Cost $227,623,289)		$284,003,034

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	33,198	280,855
Health care - 0.5%
Biotechnology - 0.0%
Ardelyx, Inc. (I)	3,128	15,953
Health care equipment and supplies - 0.2%
Becton, Dickinson and Company, 6.125%	10,507	575,573
Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	1,111	964,437
		1,555,963
Information technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)	31,611	195,356
TOTAL PREFERRED SECURITIES (Cost $2,036,363)		$2,032,174

CONVERTIBLE BONDS - 0.2%
Health care - 0.2%
Biotechnology - 0.2%
Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/2022	$376,000	503,135
TOTAL CONVERTIBLE BONDS (Cost $376,000)		$503,135

RIGHTS - 0.0%
Wright Medical Group NV (Expiration Date: 01/02/2024) (I)(N)	3,500	5,250
TOTAL RIGHTS (Cost $8,750)		$5,250

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	473,817	473,817
T. Rowe Price Government Money Fund, 0.9816% (Y)	1,832	1,832
TOTAL SHORT-TERM INVESTMENTS (Cost $475,649)		$475,649

The accompanying notes are an integral part of the financial statements.

66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Investments (Health Sciences Trust) (Cost $230,520,051) - 99.8%	$287,019,242
Other assets and liabilities, net - 0.2%	695,488
TOTAL NET ASSETS - 100.0%	$287,714,730

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B

	Shares or Principal Amount	Value
COMMON STOCKS - 95.5%
Australia - 4.8%
AGL Energy, Ltd.	22,581	$442,507
Alumina, Ltd. (L)	94,472	139,149
Amcor, Ltd.	39,713	494,733
AMP, Ltd.	98,917	394,701
APA Group	35,920	253,100
Aristocrat Leisure, Ltd.	18,777	325,535
ASX, Ltd.	6,730	277,282
Aurizon Holdings, Ltd.	67,567	278,302
AusNet Services	73,275	97,700
Australia & New Zealand Banking Group, Ltd. (L)	99,342	2,192,641
Bank of Queensland, Ltd.	15,271	134,357
Bendigo & Adelaide Bank, Ltd.	17,639	150,153
BHP Billiton PLC	72,416	1,109,470
BHP Billiton, Ltd.	108,733	1,938,044
BlueScope Steel, Ltd.	19,055	192,913
Boral, Ltd.	42,857	228,822
Brambles, Ltd.	50,911	380,691
Caltex Australia, Ltd.	9,411	228,529
Challenger, Ltd.	19,540	200,392
CIMIC Group, Ltd.	3,702	110,460
Coca-Cola Amatil, Ltd.	21,130	149,942
Cochlear, Ltd.	2,020	241,263
Commonwealth Bank of Australia (L)	58,080	3,694,825
Computershare, Ltd.	16,916	183,838
Crown Resorts, Ltd.	14,067	132,764
CSL, Ltd.	15,463	1,641,081
Dexus (L)	30,665	223,259
Domino’s Pizza Enterprises, Ltd.	2,059	82,392
Flight Centre Travel Group, Ltd. (L)	2,493	73,382
Fortescue Metals Group, Ltd.	50,633	202,688
Goodman Group	61,953	374,430
Harvey Norman Holdings, Ltd. (L)	15,848	46,537
Healthscope, Ltd. (L)	65,916	112,024
Incitec Pivot, Ltd.	50,454	132,339
Insurance Australia Group, Ltd.	75,495	393,452
LendLease Group	20,344	260,374
Macquarie Group, Ltd.	11,135	757,221
Medibank Pvt, Ltd.	94,782	204,077
Mirvac Group	125,759	205,646
National Australia Bank, Ltd. (L)	90,549	2,059,845
Newcrest Mining, Ltd.	26,249	407,377
Oil Search, Ltd.	47,003	246,135
Orica, Ltd.	13,519	214,829
Origin Energy, Ltd. (I)	61,127	322,304
Qantas Airways, Ltd.	11,580	50,900
QBE Insurance Group, Ltd.	44,109	400,354
Ramsay Health Care, Ltd.	5,011	283,531
REA Group, Ltd.	2,146	109,490
Santos, Ltd. (I)	55,812	129,809
Scentre Group	180,867	562,332
SEEK, Ltd.	11,910	154,776
Sonic Healthcare, Ltd.	14,404	268,184
South32, Ltd.	112,851	232,417
South32, Ltd. (London Stock Exchange)	74,597	154,350
Stockland	80,805	271,739

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Suncorp Group, Ltd.	45,133	$514,064
Sydney Airport	39,872	217,194
Tabcorp Holdings, Ltd.	32,572	109,392
Tatts Group, Ltd.	53,942	173,286
Telstra Corp., Ltd.	135,327	447,137
The GPT Group	65,090	239,402
TPG Telecom, Ltd. (L)	12,913	56,572
Transurban Group	68,305	622,080
Treasury Wine Estates, Ltd.	26,341	266,358
Vicinity Centres	108,802	214,689
Wesfarmers, Ltd.	38,527	1,187,978
Westfield Corp.	67,721	417,683
Westpac Banking Corp. (L)	113,360	2,654,198
Woodside Petroleum, Ltd.	25,706	589,670
Woolworths, Ltd.	43,336	850,641
		33,109,731
Austria - 0.2%
ANDRITZ AG	2,752	166,036
Erste Group Bank AG (I)	8,613	329,920
Immofinanz AG (I)(L)	1,446	3,308
OMV AG	5,543	287,919
Raiffeisen Bank International AG (I)	4,926	124,340
voestalpine AG	4,357	203,079
		1,114,602
Belgium - 0.8%
Ageas	7,799	314,075
Anheuser-Busch InBev SA	25,516	2,818,210
Colruyt SA	2,769	145,840
Groupe Bruxelles Lambert SA	3,135	301,754
KBC Group NV	8,597	651,818
Proximus SADP	5,996	209,857
Solvay SA	2,881	386,663
Telenet Group Holding NV (I)	2,144	135,061
UCB SA	4,152	285,560
Umicore SA (L)	3,265	227,117
		5,475,955
Brazil - 1.0%
Ambev SA	163,730	904,916
B3 SA - Brasil Bolsa Balcao	68,307	407,215
Banco Bradesco SA	33,609	280,001
Banco do Brasil SA	28,413	229,850
Banco Santander Brasil SA	14,000	105,648
BB Seguridade Participacoes SA	24,400	211,012
BR Malls Participacoes SA	28,117	101,421
Braskem SA, ADR	1,584	32,820
BRF SA	19,720	233,338
CCR SA	40,100	204,561
Centrais Eletricas Brasileiras SA (I)	11,900	44,721
Centrais Eletricas Brasileiras SA, ADR	1,429	7,059
Cia Brasileira de Distribuicao (I)	628	12,277
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	107,703
Cia Siderurgica Nacional SA (I)	16,100	34,893
Cia Siderurgica Nacional SA, ADR (I)	11,800	25,370
Cielo SA	44,260	328,653

The accompanying notes are an integral part of the financial statements.

68

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Cosan SA Industria e Comercio	7,211	$75,268
CPFL Energia SA	10,948	87,606
Duratex SA	12,966	31,976
EDP - Energias do Brasil SA	11,126	47,656
Embraer SA	10,800	49,324
Embraer SA, ADR	2,626	47,872
Engie Brasil Energia SA	7,500	76,791
Equatorial Energia SA	6,700	109,573
Fibria Celulose SA	3,172	32,372
Fibria Celulose SA, ADR	6,862	69,718
Hypermarcas SA	14,208	119,226
JBS SA	23,573	46,464
Klabin SA	24,000	117,577
Kroton Educacional SA	47,780	214,461
Localiza Rent a Car SA	5,855	79,792
Lojas Americanas SA	11,300	41,443
Lojas Renner SA	26,570	219,592
M Dias Branco SA	4,800	71,430
Multiplan Empreendimentos Imobiliarios SA	3,325	65,559
Natura Cosmeticos SA	6,500	50,424
Odontoprev SA	8,800	30,946
Petroleo Brasileiro SA (I)	106,229	423,261
Porto Seguro SA	4,419	40,830
Qualicorp SA	7,376	63,899
Raia Drogasil SA	8,100	171,418
Rumo SA (I)	26,570	69,374
Sul America SA	7,299	38,998
Telefonica Brasil SA, ADR	6,017	81,169
TIM Participacoes SA	28,020	82,802
Transmissora Alianca de Energia Eletrica SA	8,900	59,210
Ultrapar Participacoes SA	12,100	283,133
Vale SA	42,600	372,906
WEG SA	18,660	99,696
		6,743,224
Canada - 6.6%
Agnico Eagle Mines, Ltd.	8,000	360,765
Agrium, Inc. (L)	4,800	435,028
Alimentation Couche-Tard, Inc., Class B	14,700	704,621
AltaGas, Ltd. (L)	6,200	141,900
ARC Resources, Ltd.	13,500	176,558
Atco, Ltd., Class I	3,100	121,222
Bank of Montreal	22,200	1,630,077
Barrick Gold Corp.	40,640	646,517
BCE, Inc.	5,424	244,264
BlackBerry, Ltd. (I)	19,900	198,877
Bombardier, Inc., Class B (I)	75,600	137,582
Brookfield Asset Management, Inc., Class A	30,548	1,198,788
CAE, Inc.	9,800	168,976
Cameco Corp. (L)	15,500	141,159
Canadian Imperial Bank of Commerce	14,800	1,202,785
Canadian National Railway Company	26,000	2,109,593
Canadian Natural Resources, Ltd.	38,060	1,098,246
Canadian Pacific Railway, Ltd.	5,100	820,570

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Tire Corp., Ltd., Class A	2,400	$273,091
Canadian Utilities, Ltd., Class A	4,800	154,238
CCL Industries, Inc., Class B	5,000	252,969
Cenovus Energy, Inc. (L)	35,800	263,917
CGI Group, Inc., Class A (I)	7,600	388,322
CI Financial Corp. (L)	9,900	211,009
Constellation Software, Inc.	700	366,199
Crescent Point Energy Corp. (L)	20,000	152,992
Dollarama, Inc.	4,000	382,202
ECN Capital Corp.	13,200	40,716
Element Fleet Management Corp. (L)	15,800	108,436
Emera, Inc.	2,100	78,070
Empire Company, Ltd., Class A	7,200	122,813
Enbridge, Inc.	55,800	2,222,878
Encana Corp.	35,000	307,950
Fairfax Financial Holdings, Ltd.	800	346,706
Finning International, Inc.	6,300	123,493
First Capital Realty, Inc. (L)	6,600	100,568
First Quantum Minerals, Ltd.	25,554	216,169
Fortis, Inc.	14,100	495,588
Franco-Nevada Corp.	6,300	454,574
George Weston, Ltd.	1,900	171,993
Gildan Activewear, Inc.	8,400	258,128
Goldcorp, Inc.	30,184	389,171
Great-West Lifeco, Inc.	10,500	284,604
H&R Real Estate Investment Trust	5,700	96,787
Husky Energy, Inc. (I)	12,797	145,259
Hydro One, Ltd. (S)	11,100	198,838
IGM Financial, Inc. (L)	3,300	102,349
Imperial Oil, Ltd.	10,630	309,850
Industrial Alliance Insurance & Financial Services, Inc.	4,100	177,873
Intact Financial Corp.	4,700	355,037
Inter Pipeline, Ltd.	13,600	266,379
Keyera Corp.	6,800	214,047
Kinross Gold Corp. (I)	46,429	188,680
Linamar Corp.	2,100	103,510
Loblaw Companies, Ltd.	7,840	436,133
Magna International, Inc.	12,900	597,550
Manulife Financial Corp. (O)	67,700	1,269,114
Methanex Corp.	3,500	154,515
Metro, Inc.	8,600	283,041
National Bank of Canada	11,800	496,186
Onex Corp.	3,000	240,153
Open Text Corp.	9,500	299,842
Pembina Pipeline Corp.	14,000	463,680
Peyto Exploration & Development Corp. (L)	6,700	121,518
Potash Corp. of Saskatchewan, Inc.	29,500	481,127
Power Corp. of Canada	12,800	291,968
Power Financial Corp. (L)	9,000	230,899
PrairieSky Royalty, Ltd. (L)	7,947	180,965
Restaurant Brands International, Inc.	7,846	490,920
RioCan Real Estate Investment Trust	6,300	116,935
Rogers Communications, Inc., Class B	12,700	599,842
Royal Bank of Canada	50,400	3,659,519

The accompanying notes are an integral part of the financial statements.

69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Saputo, Inc.	9,100	$289,463
Seven Generations Energy, Ltd., Class A (I)	9,400	160,992
Shaw Communications, Inc., Class B	14,600	318,502
Shopify, Inc., Class A (I)	2,900	251,804
Smart Real Estate Investment Trust (L)	2,800	69,352
SNC-Lavalin Group, Inc.	5,600	242,128
Sun Life Financial, Inc.	21,300	761,465
Suncor Energy, Inc.	57,135	1,669,375
Teck Resources, Ltd., Class B	20,461	354,691
TELUS Corp. (L)	6,900	238,212
The Bank of Nova Scotia	41,200	2,478,418
The Jean Coutu Group PJC, Inc., Class A	3,900	59,847
The Toronto-Dominion Bank	63,600	3,205,012
Thomson Reuters Corp.	11,077	512,849
Tourmaline Oil Corp. (I)	8,500	182,742
TransCanada Corp.	29,900	1,425,369
Turquoise Hill Resources, Ltd. (I)	40,020	106,469
Veresen, Inc.	12,100	171,124
Vermilion Energy, Inc. (L)	4,400	139,587
Waste Connections, Inc.	2,673	172,174
West Fraser Timber Company, Ltd.	2,700	127,796
Wheaton Precious Metals Corp.	15,500	307,896
Yamana Gold, Inc.	36,544	88,204
		45,610,311
Chile - 0.3%
Antofagasta PLC	15,103	157,570
Banco Santander Chile, ADR	13,061	331,880
Cencosud SA	61,383	163,392
Cia Cervecerias Unidas SA, ADR	6,197	162,609
Enel Americas SA, ADR	37,802	356,473
Enel Chile SA	26,429	145,360
Enel Generacion Chile SA, ADR	6,770	153,273
Itau CorpBanca, ADR	2,999	39,917
Latam Airlines Group SA, ADR	11,197	123,951
Sociedad Quimica y Minera de Chile SA, ADR	4,454	147,071
		1,781,496
China - 5.5%
3SBio, Inc. (I)(S)	33,000	43,789
58.com, Inc., ADR (I)	3,000	132,330
AAC Technologies Holdings, Inc. (L)	27,342	341,533
Agricultural Bank of China, Ltd., H Shares	807,000	381,403
Air China, Ltd., H Shares	84,534	87,133
Alibaba Group Holding, Ltd., ADR (I)	38,400	5,410,560
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	94,832
Anhui Conch Cement Company, Ltd., H Shares	56,790	197,365
ANTA Sports Products, Ltd.	43,000	142,056
Autohome, Inc., ADR (I)	1,700	77,112
AviChina Industry & Technology Company, Ltd., H Shares	72,000	42,233
Baidu, Inc., ADR (I)	9,000	1,609,740
Bank of China, Ltd., H Shares	2,759,563	1,353,198

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd., H Shares	337,527	$238,116
Beijing Capital International Airport Company, Ltd., H Shares	52,789	74,351
Belle International Holdings, Ltd.	185,860	146,504
BYD Company, Ltd., H Shares (L)	24,105	147,915
CGN Power Company, Ltd., H Shares (S)	226,000	63,081
China Cinda Asset Management Company, Ltd., H Shares	304,800	113,596
China CITIC Bank Corp., Ltd., H Shares	310,800	190,220
China Coal Energy Company, Ltd., H Shares (L)	69,000	33,405
China Communications Construction Company, Ltd., H Shares	152,335	196,216
China Communications Services Corp., Ltd., H Shares	129,600	74,653
China Conch Venture Holdings, Ltd.	46,400	84,947
China Construction Bank Corp., H Shares	2,823,914	2,196,006
China Everbright Bank Company, Ltd., H Shares	120,000	56,076
China Evergrande Group (L)	148,959	267,235
China Galaxy Securities Company, Ltd., H Shares	129,500	116,082
China Huarong Asset Management Company, Ltd., H Shares (L)(S)	167,700	65,039
China Huishan Dairy Holdings Company, Ltd.	225,000	0
China Life Insurance Company, Ltd., H Shares	258,624	790,370
China Longyuan Power Group Corp., H Shares	99,000	72,006
China Medical System Holdings, Ltd.	37,300	64,494
China Mengniu Dairy Company, Ltd.	89,004	174,514
China Merchants Bank Company, Ltd., H Shares	130,823	394,220
China Minsheng Banking Corp., Ltd., H Shares	202,080	201,556
China National Building Material Company, Ltd., H Shares	116,000	68,897
China Oilfield Services, Ltd., H Shares (L)	56,000	44,861
China Pacific Insurance Group Company, Ltd., H Shares	90,500	370,026
China Petroleum & Chemical Corp., H Shares	881,361	690,107
China Railway Construction Corp., H Shares	67,500	87,994
China Railway Group, Ltd., H Shares	179,000	140,981
China Shenhua Energy Company, Ltd., H Shares	127,500	283,671
China Southern Airlines Company, Ltd., H Shares	64,000	54,091
China Telecom Corp., Ltd., H Shares	481,604	228,696
China Vanke Company, Ltd., H Shares (I)	45,400	128,417
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	59,349
CITIC Securities Company, Ltd., H Shares	75,500	156,148

The accompanying notes are an integral part of the financial statements.

70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CNOOC, Ltd.	621,258	$681,669
Country Garden Holdings Company, Ltd.	237,574	275,581
CRRC Corp., Ltd., H Shares	164,150	147,662
CSPC Pharmaceutical Group, Ltd.	144,000	210,328
Ctrip.com International, Ltd., ADR (I)	12,400	667,864
Dongfeng Motor Group Company, Ltd., H Shares	123,220	145,611
ENN Energy Holdings, Ltd.	26,000	156,861
Fosun International, Ltd.	60,000	93,689
Fuyao Glass Industry Group Company, Ltd., H Shares (S)	16,800	64,312
Geely Automobile Holdings, Ltd.	160,000	344,847
GF Securities Company, Ltd., H Shares	32,600	65,517
GOME Electrical Appliances Holding, Ltd. (L)	386,127	47,474
Great Wall Motor Company, Ltd., H Shares (L)	72,000	88,858
Guangzhou Automobile Group Company, Ltd., H Shares	101,650	178,285
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	67,800
Haitian International Holdings, Ltd.	29,000	81,277
Haitong Securities Company, Ltd., H Shares	113,200	183,020
Hengan International Group Company, Ltd.	25,000	184,428
Huaneng Power International, Inc., H Shares	149,436	103,771
Huaneng Renewables Corp., Ltd., H Shares	226,000	69,714
Huatai Securities Company, Ltd., H Shares (S)	65,400	125,678
Industrial & Commercial Bank of China, Ltd., H Shares	2,475,735	1,670,831
JD.com, Inc., ADR (I)	22,400	878,528
Jiangsu Expressway Company, Ltd., H Shares	41,145	58,047
Jiangxi Copper Company, Ltd., H Shares	54,075	88,741
Kingsoft Corp., Ltd. (L)	23,000	59,872
Lenovo Group, Ltd.	217,436	137,231
Longfor Properties Company, Ltd.	53,600	115,107
Minth Group, Ltd.	22,000	93,199
Momo, Inc., ADR (I)	2,900	107,184
NetEase, Inc., ADR	2,600	781,638
New China Life Insurance Company, Ltd., H Shares	24,900	126,687
New Oriental Education & Technology Group, Inc., ADR (I)	4,100	289,009
PetroChina Company, Ltd., H Shares	734,261	449,199
PICC Property & Casualty Company, Ltd., H Shares	126,242	210,838
Ping An Insurance Group Company of China, Ltd., H Shares	179,290	1,181,055
Semiconductor Manufacturing International Corp. (I)(L)	83,900	97,185
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	62,762

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Electric Group Company, Ltd., H Shares (I)(L)	144,864	$69,528
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	13,000	50,391
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	22,600	67,309
Shenzhou International Group Holdings, Ltd.	24,000	157,809
Sihuan Pharmaceutical Holdings Group, Ltd.	175,000	73,259
SINA Corp. (I)	1,900	161,443
Sino-Ocean Group Holding, Ltd.	177,213	86,679
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	119,901	64,163
Sinopharm Group Company, Ltd., H Shares	39,200	177,102
SOHO China, Ltd. (I)	140,000	69,062
Sunac China Holdings, Ltd. (L)	63,000	131,613
Sunny Optical Technology Group Company, Ltd.	23,900	214,025
TAL Education Group, ADR	1,400	171,234
Tencent Holdings, Ltd.	192,900	6,920,280
The People’s Insurance Company Group of China, Ltd., H Shares	226,000	94,926
Tingyi Cayman Islands Holding Corp.	76,000	90,150
TravelSky Technology, Ltd., H Shares	31,000	91,311
Tsingtao Brewery Company, Ltd., H Shares	12,000	53,102
Vipshop Holdings, Ltd., ADR (I)	13,500	142,425
Want Want China Holdings, Ltd.	243,000	163,967
Weibo Corp., ADR (I)	1,090	72,452
Weichai Power Company, Ltd., H Shares	78,720	68,793
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	56,168
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	77,083
YY, Inc., ADR (I)	1,400	81,242
Zhejiang Expressway Company, Ltd., H Shares	49,718	64,944
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	88,286
Zijin Mining Group Company, Ltd., H Shares	285,469	94,337
ZTE Corp., H Shares	25,887	61,747
		38,093,313
Colombia - 0.1%
Bancolombia SA, ADR	15,325	682,729
Ecopetrol SA, ADR (L)	8,500	77,265
		759,994
Czech Republic - 0.0%
CEZ AS	6,817	118,655
Komercni Banka AS	3,440	137,750
		256,405
Denmark - 1.2%
AP Moller - Maersk A/S, Class A	120	228,972
AP Moller - Maersk A/S, Class B	245	493,311

The accompanying notes are an integral part of the financial statements.

71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Carlsberg A/S, B Shares	3,383	$361,526
Chr. Hansen Holding A/S	3,392	246,689
Coloplast A/S, B Shares	4,165	348,133
Danske Bank A/S	24,066	925,893
DONG Energy A/S (S)	4,896	220,986
DSV A/S	6,003	368,729
Genmab A/S (I)	1,792	382,090
H. Lundbeck A/S (L)	2,300	129,116
ISS A/S	5,377	211,215
Novo Nordisk A/S, B Shares	60,275	2,589,853
Novozymes A/S, B Shares	7,442	325,581
Pandora A/S	3,543	330,649
TDC A/S	31,300	182,022
Tryg A/S	4,500	98,411
Vestas Wind Systems A/S	8,020	740,786
William Demant Holding A/S (I)	5,000	129,370
		8,313,332
Egypt - 0.0%
Commercial International Bank Egypt SAE	41,265	181,774
Global Telecom Holding SAE (I)	14,348	5,403
		187,177
Finland - 0.7%
Elisa OYJ	6,060	235,081
Fortum OYJ	16,798	263,622
Kone OYJ, B Shares	11,934	607,145
Metso OYJ	4,686	162,595
Neste OYJ	4,388	173,155
Nokia OYJ	56,247	344,294
Nokia OYJ (New York Stock Exchange)	130,416	799,677
Nokian Renkaat OYJ	3,680	152,328
Orion OYJ, Class B	3,379	215,854
Sampo OYJ, A Shares	15,692	805,089
Stora Enso OYJ, R Shares	20,482	264,670
UPM-Kymmene OYJ	19,972	569,497
Wartsila OYJ ABP	5,074	300,064
		4,893,071
France - 6.9%
Accor SA	6,089	285,631
Aeroports de Paris	1,056	170,220
Air Liquide SA	13,122	1,621,831
Airbus SE	19,568	1,614,863
Alstom SA (I)(L)	5,147	179,762
Arkema SA	2,271	242,525
Atos SE	3,303	463,447
AXA SA	66,626	1,824,447
BNP Paribas SA	38,394	2,764,095
Bollore SA (I)	31,521	143,320
Bouygues SA	7,379	310,880
Bureau Veritas SA	8,832	195,501
Capgemini SE	5,485	566,616
Carrefour SA (L)	20,060	507,157
Casino Guichard Perrachon SA	1,872	110,868
Christian Dior SE (L)	1,870	534,704
Cie de Saint-Gobain	17,011	908,475
Cie Generale des Etablissements Michelin	6,094	811,077

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
CNP Assurances	6,491	$145,699
Credit Agricole SA	38,718	623,685
Danone SA	20,547	1,542,212
Dassault Aviation SA	98	136,955
Dassault Systemes SE	4,281	383,967
Edenred	8,291	216,272
Eiffage SA	2,687	244,090
Electricite de France SA	20,227	219,159
Engie SA	58,449	882,216
Essilor International SA	7,199	915,806
Eurazeo SA	1,597	119,848
Eutelsat Communications SA	6,171	157,453
Fonciere Des Regions	1,191	110,476
Gecina SA	1,470	230,729
Groupe Eurotunnel SE	16,415	175,141
Hermes International (L)	703	347,266
ICADE	1,225	102,767
Iliad SA	884	208,915
Imerys SA	1,144	99,579
Ingenico Group SA (L)	1,947	176,569
Ipsen SA	1,252	171,321
JCDecaux SA (I)	2,889	94,721
Kering	2,630	895,548
Klepierre	7,623	312,435
L’Oreal SA	8,647	1,803,029
Lagardere SCA	4,134	130,445
Legrand SA	8,928	623,903
LVMH Moet Hennessy Louis Vuitton SE	9,546	2,387,034
Natixis SA	31,463	211,202
Orange SA (L)	67,690	1,077,283
Pernod Ricard SA (L)	7,357	985,157
Peugeot SA	16,702	332,866
Publicis Groupe SA (L)	7,069	526,875
Remy Cointreau SA	893	104,092
Renault SA	6,611	598,134
Rexel SA	10,105	165,139
Safran SA (L)	10,522	964,936
Sanofi	39,689	3,803,007
Schneider Electric SE (I)	623	48,121
Schneider Electric SE (Paris Stock Exchange) (I)	18,377	1,412,266
SCOR SE	5,762	228,912
SEB SA	756	135,694
Societe BIC SA	1,119	132,872
Societe Generale SA	25,944	1,399,051
Sodexo SA	3,211	414,998
Suez (L)	13,406	248,232
Thales SA	3,539	380,883
TOTAL SA (L)	79,551	3,949,478
Unibail-Rodamco SE (L)	3,453	870,078
Valeo SA	7,970	536,214
Veolia Environnement SA	15,809	334,465
Vinci SA	17,155	1,463,350
Vivendi SA	34,469	767,539
Wendel SA	986	145,839

The accompanying notes are an integral part of the financial statements.

72

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Zodiac Aerospace	7,545	$204,986
		48,154,328
Germany - 6.1%
adidas AG	6,445	1,235,824
Allianz SE	15,490	3,056,836
Axel Springer SE	1,955	117,596
BASF SE	31,136	2,889,710
Bayer AG	27,993	3,628,186
Bayerische Motoren Werke AG	11,359	1,056,472
Beiersdorf AG	3,496	367,716
Brenntag AG	5,216	302,498
Commerzbank AG (I)	37,723	450,449
Continental AG	3,708	802,153
Covestro AG (S)	3,228	234,011
Daimler AG	32,692	2,371,112
Deutsche Bank AG	70,798	1,258,776
Deutsche Boerse AG	6,688	706,456
Deutsche Lufthansa AG	7,851	178,921
Deutsche Post AG	33,982	1,275,628
Deutsche Telekom AG	111,269	2,005,625
Deutsche Wohnen AG	12,449	477,014
E.ON SE	74,815	706,253
Evonik Industries AG	6,088	194,852
Fraport AG Frankfurt Airport Services Worldwide	1,636	144,774
Fresenius Medical Care AG & Company KGaA	7,449	718,805
Fresenius SE & Company KGaA	14,208	1,219,801
GEA Group AG	6,174	253,512
Hannover Rueck SE	2,036	244,552
HeidelbergCement AG	5,228	506,797
Henkel AG & Company KGaA	3,508	424,940
HOCHTIEF AG	698	128,138
HUGO BOSS AG	2,319	162,568
Infineon Technologies AG	39,065	829,765
Innogy SE (S)	5,057	199,026
K+S AG	6,726	172,756
LANXESS AG	3,216	243,903
Linde AG	6,354	1,209,506
MAN SE	2,251	241,408
Merck KGaA	4,363	527,919
METRO AG	6,304	212,963
Muenchener Rueckversicherungs-Gesellschaft AG	5,524	1,117,800
OSRAM Licht AG	2,942	234,837
ProSiebenSat.1 Media SE	8,326	349,272
RWE AG	18,337	366,297
SAP SE	33,276	3,483,051
Siemens AG	25,896	3,562,105
Symrise AG	4,236	300,546
Telefonica Deutschland Holding AG	27,806	139,058
thyssenkrupp AG	13,133	374,291
TUI AG	17,680	257,737
Uniper SE	6,933	130,273
United Internet AG	4,503	247,819
Volkswagen AG	1,096	170,226

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	16,247	$646,407
Zalando SE (I)	4,151	189,813
		42,326,753
Greece - 0.1%
Alpha Bank AE (I)	53,207	131,144
Eurobank Ergasias SA (I)	62,351	69,716
FF Group (I)	1,869	45,672
Hellenic Telecommunications Organization SA	8,503	102,348
JUMBO SA	5,651	103,151
National Bank of Greece SA (I)	184,167	70,084
OPAP SA	8,113	91,788
Piraeus Bank SA (I)	219,791	53,878
Titan Cement Company SA	2,489	70,416
		738,197
Hong Kong - 3.1%
AIA Group, Ltd.	404,200	2,957,273
Alibaba Health Information Technology, Ltd. (I)(L)	84,000	39,990
Alibaba Pictures Group, Ltd. (I)(L)	350,000	58,246
ASM Pacific Technology, Ltd.	6,500	87,703
Beijing Enterprises Holdings, Ltd.	19,786	95,402
Beijing Enterprises Water Group, Ltd. (I)	152,000	117,957
BOC Hong Kong Holdings, Ltd.	126,828	606,963
Brilliance China Automotive Holdings, Ltd.	94,000	171,203
Cheung Kong Property Holdings, Ltd.	92,665	725,130
China Everbright International, Ltd.	86,000	107,260
China Everbright, Ltd.	32,216	70,067
China Gas Holdings, Ltd.	74,000	149,394
China Jinmao Holdings Group, Ltd.	74,000	30,496
China Merchants Port Holdings Company, Ltd.	40,744	112,979
China Mobile, Ltd.	206,030	2,184,290
China Overseas Land & Investment, Ltd.	142,882	418,155
China Power International Development, Ltd.	111,000	39,386
China Resources Beer Holdings Company, Ltd.	65,979	166,394
China Resources Gas Group, Ltd.	18,000	61,387
China Resources Land, Ltd.	110,964	323,268
China Resources Power Holdings Company, Ltd.	68,244	133,961
China State Construction International Holdings, Ltd.	42,000	71,866
China Taiping Insurance Holdings Company, Ltd.	60,500	153,375
China Unicom Hong Kong, Ltd. (I)	215,982	320,598
CITIC, Ltd.	191,967	288,591
CK Hutchison Holdings, Ltd.	89,663	1,125,230
CK Infrastructure Holdings, Ltd.	18,772	157,690
CLP Holdings, Ltd.	54,900	580,532
COSCO SHIPPING Ports, Ltd.	91,666	107,532
Far East Horizon, Ltd.	89,000	77,641
First Pacific Company, Ltd.	92,250	68,031

The accompanying notes are an integral part of the financial statements.

73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Fullshare Holdings, Ltd. (I)(L)	164,900	$65,827
Galaxy Entertainment Group, Ltd.	78,000	473,406
GCL-Poly Energy Holdings, Ltd. (I)(L)	161,000	17,523
Guangdong Investment, Ltd.	99,220	136,741
Haier Electronics Group Company, Ltd. (I)	37,000	96,196
Hanergy Thin Film Power Group, Ltd. (I)	428,695	11,805
Hang Lung Group, Ltd.	30,000	124,128
Hang Lung Properties, Ltd.	74,326	185,752
Hang Seng Bank, Ltd.	25,319	529,678
Henderson Land Development Company, Ltd.	39,723	221,493
HK Electric Investments & HK Electric Investments, Ltd. (S)	88,500	81,368
HKT Trust & HKT, Ltd.	89,233	117,034
Hong Kong & China Gas Company, Ltd.	296,797	558,179
Hong Kong Exchanges & Clearing, Ltd.	38,819	1,002,865
Hongkong Land Holdings, Ltd.	39,000	287,010
Hysan Development Company, Ltd.	24,415	116,518
Jardine Matheson Holdings, Ltd.	8,000	513,568
Jardine Strategic Holdings, Ltd.	7,000	291,812
Kerry Properties, Ltd.	21,438	72,790
Kunlun Energy Company, Ltd.	118,000	100,038
Li & Fung, Ltd.	211,600	76,959
Link REIT	77,244	587,598
Melco Resorts & Entertainment, Ltd., ADR	6,385	143,343
MTR Corp., Ltd.	51,783	291,400
New World Development Company, Ltd.	187,643	237,855
Nine Dragons Paper Holdings, Ltd. (L)	81,000	107,867
NWS Holdings, Ltd.	58,117	114,298
PCCW, Ltd.	181,876	103,363
Power Assets Holdings, Ltd.	49,082	433,246
Shanghai Industrial Holdings, Ltd.	33,930	100,373
Shangri-La Asia, Ltd.	70,102	118,892
Shimao Property Holdings, Ltd.	64,000	109,463
Sino Biopharmaceutical, Ltd.	148,000	130,865
Sino Land Company, Ltd.	102,909	168,604
SJM Holdings, Ltd. (L)	83,000	87,455
Sun Art Retail Group, Ltd.	86,000	68,456
Sun Hung Kai Properties, Ltd.	48,130	707,038
Swire Pacific, Ltd., Class A	18,163	177,301
Swire Properties, Ltd.	43,628	143,816
Techtronic Industries Company, Ltd.	49,000	225,155
The Bank of East Asia, Ltd.	40,425	173,746
The Wharf Holdings, Ltd.	46,876	387,884
WH Group, Ltd. (S)	268,303	270,925
Wheelock & Company, Ltd.	27,000	203,650
Yue Yuen Industrial Holdings, Ltd.	20,067	83,228
		21,864,501
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	1,549	121,662
OTP Bank PLC	9,034	302,363
Richter Gedeon Nyrt	4,794	125,332
		549,357

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India - 2.1%
Adani Ports and Special Economic Zone, Ltd. (I)	28,840	$162,751
Ambuja Cements, Ltd.	22,913	87,164
Apollo Hospitals Enterprise, Ltd.	2,513	49,465
Ashok Leyland, Ltd.	52,290	75,906
Asian Paints, Ltd.	10,113	172,680
Aurobindo Pharma, Ltd.	9,153	96,789
Axis Bank, Ltd.	56,195	450,814
Bajaj Auto, Ltd.	2,923	126,158
Bajaj Finance, Ltd.	5,420	115,057
Bajaj Finserv, Ltd.	1,261	80,060
Bharat Forge, Ltd.	4,658	78,693
Bharat Petroleum Corp., Ltd.	18,118	178,797
Bharti Airtel, Ltd.	42,144	248,377
Bharti Infratel, Ltd.	15,904	91,993
Bosch, Ltd.	253	91,462
Cadila Healthcare, Ltd.	6,725	54,541
Cipla, Ltd.	12,134	104,681
Coal India, Ltd.	24,417	92,313
Dabur India, Ltd.	17,709	79,804
Dr. Reddy’s Laboratories, Ltd., ADR	6,754	284,614
Eicher Motors, Ltd.	425	177,455
GAIL India, Ltd., GDR	3,733	123,124
Glenmark Pharmaceuticals, Ltd.	4,541	44,523
Godrej Consumer Products, Ltd.	7,998	119,920
Grasim Industries, Ltd.	10,574	203,333
Havells India, Ltd.	11,177	79,780
HCL Technologies, Ltd.	19,756	260,199
Hero MotoCorp, Ltd.	1,675	95,429
Hindalco Industries, Ltd.	41,886	123,608
Hindustan Petroleum Corp., Ltd.	13,608	107,266
Hindustan Unilever, Ltd.	25,000	417,577
Housing Development Finance Corp., Ltd.	50,347	1,254,992
ICICI Bank, Ltd., ADR	52,063	467,005
Idea Cellular, Ltd.	42,286	55,763
Indiabulls Housing Finance, Ltd.	10,065	168,358
Indian Oil Corp., Ltd.	19,247	114,264
Infosys, Ltd., ADR	66,848	1,004,057
ITC, Ltd.	113,026	564,270
JSW Steel, Ltd.	33,031	103,717
Larsen & Toubro, Ltd.	11,107	289,665
LIC Housing Finance, Ltd.	9,991	114,907
Lupin, Ltd.	7,740	126,696
Mahindra & Mahindra, Ltd., GDR	11,560	247,254
Marico, Ltd.	14,917	72,205
Maruti Suzuki India, Ltd.	3,626	403,667
Motherson Sumi Systems, Ltd. (I)	16,581	118,368
Nestle India, Ltd.	776	81,009
NTPC, Ltd.	55,338	136,086
Oil & Natural Gas Corp., Ltd.	44,697	108,711
Piramal Enterprises, Ltd. (I)	2,550	109,998
Reliance Capital, Ltd., GDR (S)	4,327	43,084
Reliance Industries, Ltd., GDR (S)	21,360	905,123
Rural Electrification Corp., Ltd.	22,831	60,676
Shree Cement, Ltd.	276	72,536
Shriram Transport Finance Company, Ltd.	4,949	76,483

The accompanying notes are an integral part of the financial statements.

74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Siemens, Ltd.	3,361	$69,326
State Bank of India, GDR	5,224	222,093
Sun Pharmaceutical Industries, Ltd.	29,344	252,228
Tata Consultancy Services, Ltd.	16,537	603,685
Tata Motors, Ltd.	17,463	71,204
Tata Motors, Ltd., ADR	16,666	550,145
Tata Steel, Ltd., GDR	11,000	92,208
Tech Mahindra, Ltd.	7,790	46,128
Titan Company, Ltd. (I)	10,263	83,314
UltraTech Cement, Ltd., GDR (L)	1,026	62,843
United Spirits, Ltd. (I)	2,025	75,376
UPL, Ltd.	10,066	131,248
Vedanta, Ltd., ADR	9,500	147,440
Wipro Ltd., ADR	65,498	340,590
Yes Bank, Ltd.	10,944	247,988
Zee Entertainment Enterprises, Ltd.	20,071	152,387
		14,321,430
Indonesia - 0.5%
Adaro Energy Tbk PT	315,000	37,268
Astra International Tbk PT	679,000	454,928
Bank Central Asia Tbk PT	328,000	447,333
Bank Danamon Indonesia Tbk PT	200,286	76,700
Bank Mandiri Persero Tbk PT	357,837	342,994
Bank Negara Indonesia Persero Tbk PT	276,500	135,954
Bank Rakyat Indonesia Persero Tbk PT	386,000	440,439
Berlian Laju Tanker Tbk PT (I)	128,000	0
Charoen Pokphand Indonesia Tbk PT	276,000	65,618
Gudang Garam Tbk PT	26,000	152,882
Hanjaya Mandala Sampoerna Tbk PT	362,500	104,453
Indocement Tunggal Prakarsa Tbk PT	53,500	73,935
Indofood Sukses Makmur Tbk PT	147,500	95,238
Kalbe Farma Tbk PT	855,000	104,083
Matahari Department Store Tbk PT	88,500	94,117
Perusahaan Gas Negara Persero Tbk PT	480,500	81,042
Semen Indonesia Persero Tbk PT	111,000	83,246
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	656,261
Telekomunikasi Indonesia Persero Tbk PT, ADR	358	12,054
Unilever Indonesia Tbk PT	66,500	243,306
United Tractors Tbk PT	55,279	113,776
		3,815,627
Ireland - 0.4%
AerCap Holdings NV (I)	5,178	240,415
Bank of Ireland (I)	853,257	224,309
CRH PLC (I)	27,963	991,104
DCC PLC	3,202	291,604
Irish Bank Resolution Corp., Ltd. (I)	38,483	0
James Hardie Industries PLC	15,679	247,098
Kerry Group PLC, Class A	5,738	494,336
Paddy Power Betfair PLC	2,701	288,210
Ryanair Holdings PLC, ADR (I)	1,872	201,446
		2,978,522
Israel - 0.4%
Azrieli Group, Ltd.	1,424	79,102
Bank Hapoalim BM	35,772	241,217

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Bank Leumi Le-Israel BM	54,437	$264,483
Bezeq The Israeli Telecommunication Corp., Ltd.	65,229	108,201
Check Point Software Technologies, Ltd. (I)	4,116	448,973
Elbit Systems, Ltd.	787	97,080
Frutarom Industries, Ltd.	1,283	89,570
Israel Chemicals, Ltd.	16,931	79,868
Mizrahi Tefahot Bank, Ltd.	5,543	100,784
Mobileye NV (I)	5,885	369,578
Nice, Ltd.	1,954	153,948
Taro Pharmaceutical Industries, Ltd. (I)	503	56,366
Teva Pharmaceutical Industries, Ltd. (L)	29,726	980,094
		3,069,264
Italy - 1.4%
Assicurazioni Generali SpA	40,662	671,175
Atlantia SpA	15,943	448,468
Enel SpA	270,653	1,451,650
Eni SpA	83,821	1,259,654
Ferrari NV	4,346	373,979
Intesa Sanpaolo SpA	42,950	127,780
Intesa Sanpaolo SpA (Milan Stock Exchange)	418,527	1,331,258
Leonardo SpA	12,314	205,026
Luxottica Group SpA	5,802	337,724
Mediobanca SpA	18,489	182,913
Poste Italiane SpA (L)(S)	17,531	120,210
Prysmian SpA	7,382	217,722
Recordati SpA	3,480	141,121
Saipem SpA (I)(L)	23,009	85,208
Snam SpA	82,228	358,857
Telecom Italia SpA	233,394	172,717
Telecom Italia SpA (Milan Stock Exchange) (I)	379,537	351,138
Terna Rete Elettrica Nazionale SpA (L)	57,188	308,881
UniCredit SpA (I)	66,608	1,247,654
UnipolSai Assicurazioni SpA	31,557	69,232
		9,462,367
Japan - 15.9%
ABC-Mart, Inc.	1,400	82,505
Acom Company, Ltd. (I)(L)	10,000	45,773
Aeon Company, Ltd.	22,200	337,653
AEON Financial Service Company, Ltd.	4,800	101,866
Aeon Mall Company, Ltd.	3,300	65,198
Air Water, Inc.	5,000	92,278
Aisin Seiki Company, Ltd.	6,300	323,862
Ajinomoto Company, Inc.	18,000	389,235
Alfresa Holdings Corp.	7,400	143,065
Alps Electric Company, Ltd.	6,100	177,195
Amada Holdings Company, Ltd.	12,000	139,196
ANA Holdings, Inc.	34,000	118,388
Aozora Bank, Ltd.	39,000	148,897
Asahi Glass Company, Ltd.	7,200	304,076
Asahi Group Holdings, Ltd.	13,300	500,882
Asahi Kasei Corp.	44,000	474,686

The accompanying notes are an integral part of the financial statements.

75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asics Corp. (L)	5,900	$109,649
Astellas Pharma, Inc.	72,600	889,836
Bandai Namco Holdings, Inc.	6,199	211,803
Benesse Holdings, Inc.	2,400	90,730
Bridgestone Corp. (L)	22,000	951,095
Brother Industries, Ltd.	9,200	213,100
Calbee, Inc. (L)	2,500	98,332
Canon, Inc. (L)	36,000	1,224,551
Casio Computer Company, Ltd.	6,700	103,262
Central Japan Railway Company	4,900	800,252
Chubu Electric Power Company, Inc.	21,100	280,602
Chugai Pharmaceutical Company, Ltd.	7,000	262,262
Coca-Cola Bottlers Japan, Inc.	4,700	136,091
Concordia Financial Group, Ltd.	45,800	232,132
Credit Saison Company, Ltd.	5,000	97,905
CYBERDYNE, Inc. (I)(L)	3,600	47,972
Dai Nippon Printing Company, Ltd.	20,000	222,799
Dai-ichi Life Holdings, Inc.	37,100	673,418
Daicel Corp.	10,034	125,413
Daiichi Sankyo Company, Ltd.	21,000	495,661
Daikin Industries, Ltd.	8,600	882,292
Daito Trust Construction Company, Ltd.	2,300	358,330
Daiwa House Industry Company, Ltd.	19,000	650,286
Daiwa House REIT Investment Corp.	45	106,813
Daiwa Securities Group, Inc.	52,900	315,004
DeNA Company, Ltd.	3,500	78,664
Denso Corp.	15,900	674,766
Dentsu, Inc.	7,600	364,595
Disco Corp.	1,000	160,391
Don Quijote Holdings Company, Ltd.	3,700	140,581
East Japan Railway Company	11,000	1,053,759
Eisai Company, Ltd. (L)	8,700	481,350
Electric Power Development Company, Ltd.	4,600	113,934
FamilyMart UNY Holdings Company, Ltd.	3,000	171,798
FANUC Corp.	6,600	1,277,402
Fast Retailing Company, Ltd.	1,800	601,964
Fuji Electric Company, Ltd.	17,000	89,918
FUJIFILM Holdings Corp.	14,700	530,045
Fujitsu, Ltd.	69,000	510,342
Fukuoka Financial Group, Inc.	29,000	138,365
Hakuhodo DY Holdings, Inc.	9,300	123,855
Hamamatsu Photonics KK	5,400	166,413
Hankyu Hanshin Holdings, Inc.	8,600	309,817
Hikari Tsushin, Inc.	700	73,749
Hino Motors, Ltd.	10,000	111,656
Hirose Electric Company, Ltd.	1,165	166,717
Hisamitsu Pharmaceutical Company, Inc.	2,400	115,065
Hitachi Chemical Company, Ltd.	3,700	110,928
Hitachi Construction Machinery Company, Ltd.	4,100	103,140
Hitachi High-Technologies Corp.	1,800	70,097
Hitachi Metals, Ltd.	9,000	125,571
Hitachi, Ltd.	164,000	1,011,173
Honda Motor Company, Ltd.	57,300	1,569,910
Hoshizaki Corp., Ltd.	1,900	172,389

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	12,800	$666,386
Hulic Company, Ltd.	9,000	92,167
Idemitsu Kosan Company, Ltd.	2,800	79,656
IHI Corp.	58,000	198,208
Iida Group Holdings Company, Ltd. (L)	5,000	83,458
Inpex Corp.	31,000	299,319
Isetan Mitsukoshi Holdings, Ltd.	12,219	122,926
Isuzu Motors, Ltd.	18,300	227,238
ITOCHU Corp.	51,800	771,246
J Front Retailing Company, Ltd.	9,000	138,694
Japan Airlines Company, Ltd.	4,000	123,903
Japan Airport Terminal Company, Ltd.	1,500	57,584
Japan Exchange Group, Inc.	17,300	314,563
Japan Post Bank Company, Ltd.	14,000	179,720
Japan Post Holdings Company, Ltd.	15,000	186,591
Japan Prime Realty Investment Corp.	28	96,996
Japan Real Estate Investment Corp.	42	208,778
Japan Retail Fund Investment Corp.	93	171,621
Japan Tobacco, Inc.	36,800	1,293,450
JFE Holdings, Inc.	18,300	318,632
JGC Corp. (L)	7,000	114,025
JSR Corp.	6,500	112,523
JTEKT Corp.	7,300	107,422
JXTG Holdings, Inc.	106,911	467,790
Kajima Corp.	33,000	278,903
Kakaku.com, Inc.	5,000	71,875
Kamigumi Company, Ltd.	9,000	94,606
Kaneka Corp.	11,829	90,533
Kansai Electric Power Company, Inc.	24,500	337,841
Kansai Paint Company, Ltd.	7,000	161,603
Kao Corp.	16,900	1,004,846
Kawasaki Heavy Industries, Ltd.	50,000	148,831
KDDI Corp.	61,900	1,637,108
Keihan Holdings Company, Ltd.	17,000	108,181
Keikyu Corp.	18,000	217,086
Keio Corp.	20,000	167,645
Keisei Electric Railway Company, Ltd.	4,000	107,054
Keyence Corp.	3,298	1,451,872
Kikkoman Corp.	5,000	159,941
Kintetsu Group Holdings Company, Ltd.	62,000	239,201
Kirin Holdings Company, Ltd.	30,100	613,998
Kobe Steel, Ltd. (I)(L)	10,500	108,268
Koito Manufacturing Company, Ltd.	4,000	206,842
Komatsu, Ltd.	31,400	805,958
Konami Holdings Corp.	3,700	205,963
Konica Minolta, Inc.	14,500	120,971
Kose Corp.	1,000	109,671
Kubota Corp.	36,700	620,333
Kuraray Company, Ltd.	13,200	240,359
Kurita Water Industries, Ltd.	4,400	120,358
Kyocera Corp.	11,100	645,140
Kyowa Hakko Kirin Company, Ltd.	9,473	176,188
Kyushu Electric Power Company, Inc.	16,300	198,106
Kyushu Financial Group, Inc.	14,000	88,712
Kyushu Railway Company	5,000	162,171
Lawson, Inc.	1,900	132,968

The accompanying notes are an integral part of the financial statements.

76

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
LINE Corp. (I)(L)	2,000	$69,432
Lion Corp.	8,000	165,935
LIXIL Group Corp.	8,700	218,066
M3, Inc.	7,400	204,139
Mabuchi Motor Company, Ltd.	1,600	79,973
Makita Corp.	7,800	288,865
Marubeni Corp.	58,100	376,410
Marui Group Company, Ltd.	7,600	112,296
Maruichi Steel Tube, Ltd.	2,600	75,645
Mazda Motor Corp.	18,600	261,309
McDonald’s Holdings Company Japan, Ltd. (L)	2,600	99,740
Mebuki Financial Group, Inc.	38,910	145,280
Medipal Holdings Corp.	5,490	101,796
MEIJI Holdings Company, Ltd.	4,000	324,356
MINEBEA MITSUMI, Inc.	13,900	224,790
Miraca Holdings, Inc.	2,300	103,590
MISUMI Group, Inc.	9,200	210,861
Mitsubishi Chemical Holdings Corp.	50,700	422,420
Mitsubishi Corp.	50,700	1,065,766
Mitsubishi Electric Corp.	64,100	927,053
Mitsubishi Estate Company, Ltd.	42,500	794,444
Mitsubishi Gas Chemical Company, Inc.	7,414	157,469
Mitsubishi Heavy Industries, Ltd.	105,000	432,302
Mitsubishi Materials Corp.	3,900	118,351
Mitsubishi Motors Corp.	24,700	163,345
Mitsubishi Tanabe Pharma Corp.	7,000	161,925
Mitsubishi UFJ Financial Group, Inc.	408,500	2,755,352
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	96,563
Mitsui & Company, Ltd.	58,200	833,182
Mitsui Chemicals, Inc.	34,000	181,063
Mitsui Fudosan Company, Ltd.	30,200	723,547
Mitsui OSK Lines, Ltd.	47,000	138,786
Mixi, Inc.	1,800	100,169
Mizuho Financial Group, Inc.	810,600	1,486,214
MS&AD Insurance Group Holdings, Inc.	17,100	576,761
Murata Manufacturing Company, Ltd.	6,400	977,063
Nabtesco Corp.	3,900	113,740
Nagoya Railroad Company, Ltd.	30,000	139,983
NEC Corp.	95,000	252,548
Nexon Company, Ltd. (I)	6,900	136,867
NGK Insulators, Ltd.	9,000	180,433
NGK Spark Plug Company, Ltd.	6,800	145,660
NH Foods, Ltd.	5,238	159,340
Nidec Corp.	8,200	842,468
Nikon Corp.	12,400	198,761
Nintendo Company, Ltd.	3,800	1,272,208
Nippon Building Fund, Inc.	48	244,914
Nippon Electric Glass Company, Ltd.	2,800	102,137
Nippon Express Company, Ltd.	30,000	188,255
Nippon Paint Holdings Company, Ltd.	6,000	228,269
Nippon Prologis REIT, Inc. (L)	60	127,712
Nippon Steel & Sumitomo Metal Corp.	26,500	600,509
Nippon Telegraph & Telephone Corp.	23,200	1,095,135
Nippon Yusen KK (I)	55,000	102,822

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissan Chemical Industries, Ltd.	4,100	$135,861
Nissan Motor Company, Ltd.	78,600	784,816
Nisshin Seifun Group, Inc.	7,400	121,653
Nissin Foods Holdings Company, Ltd.	2,200	137,565
Nitori Holdings Company, Ltd.	2,600	348,044
Nitto Denko Corp.	5,800	478,972
NOK Corp.	3,800	80,673
Nomura Holdings, Inc.	123,600	745,363
Nomura Real Estate Holdings, Inc.	4,500	88,559
Nomura Real Estate Master Fund, Inc.	121	165,367
Nomura Research Institute, Ltd.	5,082	200,772
NSK, Ltd.	14,615	183,912
NTT Data Corp.	22,500	251,024
NTT DOCOMO, Inc.	46,500	1,099,757
Obayashi Corp.	22,000	259,207
Obic Company, Ltd.	2,200	135,467
Odakyu Electric Railway Company, Ltd. (L)	10,900	220,297
Oji Holdings Corp.	30,000	155,325
Olympus Corp.	10,200	373,712
Omron Corp.	7,100	309,059
Ono Pharmaceutical Company, Ltd.	14,500	316,265
Oracle Corp. Japan	1,500	97,572
Oriental Land Company, Ltd.	7,600	515,090
ORIX Corp.	45,200	703,306
Osaka Gas Company, Ltd.	69,000	282,544
Otsuka Corp.	2,200	136,849
Otsuka Holdings Company, Ltd.	13,400	572,117
Panasonic Corp.	75,800	1,032,795
Park24 Company, Ltd.	3,300	83,973
Pola Orbis Holdings, Inc.	3,200	84,661
Rakuten, Inc.	32,500	383,530
Recruit Holdings Company, Ltd.	37,500	645,371
Resona Holdings, Inc.	78,100	431,410
Ricoh Company, Ltd.	24,000	212,607
Rinnai Corp.	1,200	112,112
Rohm Company, Ltd.	3,400	262,145
Ryohin Keikaku Company, Ltd.	800	200,225
Sankyo Company, Ltd.	1,900	64,544
Santen Pharmaceutical Company, Ltd.	14,000	190,164
SBI Holdings, Inc.	8,013	108,966
Secom Company, Ltd.	6,800	517,378
Sega Sammy Holdings, Inc.	6,900	93,027
Seibu Holdings, Inc.	6,700	124,141
Seiko Epson Corp.	9,400	209,737
Sekisui Chemical Company, Ltd.	12,600	226,087
Sekisui House, Ltd.	20,000	353,472
Seven & i Holdings Company, Ltd.	25,500	1,052,243
Seven Bank, Ltd. (L)	20,400	73,143
Sharp Corp. (I)(L)	54,000	200,163
Shimadzu Corp.	9,000	171,497
Shimamura Company, Ltd.	700	85,814
Shimano, Inc.	2,600	412,824
Shimizu Corp.	20,000	212,512
Shin-Etsu Chemical Company, Ltd.	13,000	1,183,167
Shinsei Bank, Ltd.	69,000	120,872

The accompanying notes are an integral part of the financial statements.

77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shionogi & Company, Ltd.	10,300	$574,306
Shiseido Company, Ltd.	12,400	442,031
Showa Shell Sekiyu KK	6,845	63,579
SMC Corp.	1,900	580,815
SoftBank Group Corp.	27,600	2,243,608
Sohgo Security Services Company, Ltd.	2,100	94,794
Sompo Holdings, Inc.	11,500	446,371
Sony Corp.	43,100	1,643,995
Sony Financial Holdings, Inc.	5,800	99,192
Stanley Electric Company, Ltd.	4,500	136,372
Start Today Company, Ltd.	6,000	147,868
Subaru Corp.	20,800	705,288
Sumitomo Chemical Company, Ltd.	57,000	329,448
Sumitomo Corp.	40,500	528,127
Sumitomo Dainippon Pharma Company, Ltd.	7,200	98,279
Sumitomo Electric Industries, Ltd.	26,500	409,966
Sumitomo Heavy Industries, Ltd.	20,010	132,779
Sumitomo Metal Mining Company, Ltd.	17,000	227,223
Sumitomo Mitsui Financial Group, Inc.	45,100	1,760,905
Sumitomo Mitsui Trust Holdings, Inc.	11,700	420,256
Sumitomo Realty & Development Company, Ltd.	12,000	371,619
Sumitomo Rubber Industries, Ltd.	7,100	120,242
Sundrug Company, Ltd.	2,400	89,526
Suntory Beverage & Food, Ltd.	5,000	232,404
Suruga Bank, Ltd.	6,000	145,923
Suzuken Company, Ltd.	2,640	87,881
Suzuki Motor Corp.	12,000	571,656
Sysmex Corp.	5,600	335,181
T&D Holdings, Inc.	18,800	287,492
Taiheiyo Cement Corp.	42,000	153,595
Taisei Corp.	37,000	338,422
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	91,433
Taiyo Nippon Sanso Corp.	7,100	80,083
Takashimaya Company, Ltd.	11,181	106,668
Takeda Pharmaceutical Company, Ltd.	23,900	1,213,379
TDK Corp.	4,700	310,679
Teijin, Ltd.	6,400	123,501
Terumo Corp.	11,800	465,616
The Bank of Kyoto, Ltd.	13,000	123,189
The Chiba Bank, Ltd.	22,000	160,103
The Chugoku Bank, Ltd.	6,000	90,080
The Chugoku Electric Power Company, Inc.	8,600	94,956
The Hachijuni Bank, Ltd.	13,000	82,830
The Hiroshima Bank, Ltd.	14,000	62,320
The Shizuoka Bank, Ltd.	17,000	154,179
The Yokohama Rubber Company, Ltd.	5,000	100,796
THK Company, Ltd.	4,000	113,997
Tobu Railway Company, Ltd.	32,000	174,831
Toho Company, Ltd.	4,567	140,846
Toho Gas Company, Ltd.	14,000	101,976
Tohoku Electric Power Company, Inc.	16,600	230,061
Tokio Marine Holdings, Inc.	23,100	961,267

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electric Power Company, Inc. (I)	45,400	$187,427
Tokyo Electron, Ltd.	5,400	730,042
Tokyo Gas Company, Ltd.	66,000	343,774
Tokyo Tatemono Company, Ltd.	7,500	98,586
Tokyu Corp.	39,000	298,022
Tokyu Fudosan Holdings Corp.	15,000	88,957
Toppan Printing Company, Ltd.	16,000	175,936
Toray Industries, Inc.	49,000	411,094
Toshiba Corp. (I)(L)	138,000	334,293
Tosoh Corp.	19,000	195,818
TOTO, Ltd.	4,500	172,417
Toyo Seikan Group Holdings, Ltd.	4,800	81,258
Toyo Suisan Kaisha, Ltd.	2,500	95,916
Toyoda Gosei Company, Ltd.	2,466	59,089
Toyota Industries Corp.	5,100	269,741
Toyota Motor Corp.	88,280	4,640,306
Toyota Tsusho Corp.	7,900	237,520
Trend Micro, Inc.	4,000	206,732
Tsuruha Holdings, Inc.	1,200	127,516
Unicharm Corp.	12,900	324,770
United Urban Investment Corp.	116	165,493
USS Company, Ltd.	7,770	154,865
West Japan Railway Company	5,300	375,005
Yahoo Japan Corp. (L)	52,400	227,795
Yakult Honsha Company, Ltd.	2,843	193,788
Yamada Denki Company, Ltd.	19,300	95,961
Yamaguchi Financial Group, Inc.	7,000	84,784
Yamaha Corp.	6,200	214,638
Yamaha Motor Company, Ltd.	10,100	262,089
Yamato Holdings Company, Ltd.	12,600	255,976
Yamazaki Baking Company, Ltd.	4,000	79,748
Yaskawa Electric Corp.	9,000	191,629
Yokogawa Electric Corp.	7,686	123,693
		110,269,085
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,371	299,130
Jordan - 0.0%
Hikma Pharmaceuticals PLC	5,783	110,754
Luxembourg - 0.2%
ArcelorMittal (I)	23,145	525,001
Eurofins Scientific SE	367	207,064
Millicom International Cellular SA	2,582	152,720
RTL Group SA	1,422	107,431
SES SA	12,937	303,075
Tenaris SA (L)	16,418	256,347
		1,551,638
Macau - 0.1%
MGM China Holdings, Ltd. (L)	35,912	79,862
Sands China, Ltd.	80,400	368,034
Wynn Macau, Ltd.	61,415	143,408
		591,304
Malaysia - 0.6%
AirAsia BHD	21,700	16,428
Alliance Financial Group BHD	53,600	48,052

The accompanying notes are an integral part of the financial statements.

78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
AMMB Holdings BHD	59,087	$67,176
Astro Malaysia Holdings BHD	78,000	45,973
Axiata Group BHD	97,544	109,755
British American Tobacco Malaysia BHD	4,300	43,510
CIMB Group Holdings BHD	104,553	160,256
Dialog Group BHD	166,000	74,237
DiGi.Com BHD	110,800	129,054
Felda Global Ventures Holdings BHD	39,000	15,547
Gamuda BHD	72,333	92,672
Genting BHD	72,900	159,803
Genting Malaysia BHD	105,700	135,413
Genting Plantations BHD	15,000	38,579
Hong Leong Bank BHD	23,269	84,892
Hong Leong Financial Group BHD	6,104	23,878
IHH Healthcare BHD	108,100	144,850
IJM Corp. BHD	87,420	70,463
IOI Corp. BHD	114,466	118,633
IOI Properties Group BHD	83,462	42,770
Kuala Lumpur Kepong BHD	17,150	99,376
Malayan Banking BHD	121,324	272,143
Malaysia Airports Holdings BHD	34,427	68,666
Maxis BHD	67,200	86,884
MISC BHD	26,280	45,709
Petronas Chemicals Group BHD	99,800	165,052
Petronas Dagangan BHD	12,200	68,491
Petronas Gas BHD	21,200	91,536
PPB Group BHD	17,700	70,730
Public Bank BHD	97,378	460,897
RHB Bank BHD	29,167	34,375
Sapura Energy BHD	80,300	29,727
Sime Darby BHD	108,224	239,502
Telekom Malaysia BHD	42,705	66,156
Tenaga Nasional BHD	124,350	409,679
UMW Holdings BHD (I)	25,500	35,461
YTL Corp. BHD	153,792	52,309
YTL Power International BHD	51,383	17,359
		3,935,993
Malta - 0.0%
BGP Holdings PLC (I)	271,827	4,967
Brait SE (I)	14,080	65,103
		70,070
Mexico - 0.9%
Alfa SAB de CV, Class A	97,680	138,591
America Movil SAB de CV, Series L	1,160,032	930,646
Arca Continental SAB de CV	16,000	120,365
Cemex SAB de CV (I)	489,349	460,532
Coca-Cola Femsa SAB de CV, Series L	19,312	163,764
El Puerto de Liverpool SAB de CV, Series C1	7,600	60,013
Fibra Uno Administracion SA de CV (L)	89,000	168,401
Fomento Economico Mexicano SAB de CV	68,120	670,850
Fresnillo PLC	7,504	145,464
Gentera SAB de CV	28,000	42,026
Gruma SAB de CV, Class B	5,900	76,975

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,000	$157,752
Grupo Aeroportuario del Sureste SAB de CV, B Shares	8,020	169,174
Grupo Bimbo SAB de CV, Series A	47,784	120,429
Grupo Carso SAB de CV, Series A1	17,777	75,109
Grupo Financiero Banorte SAB de CV, Series O	87,962	558,100
Grupo Financiero Inbursa SAB de CV, Series O	86,738	148,014
Grupo Financiero Santander Mexico SAB de CV, Class B (L)	65,000	125,783
Grupo Lala SAB de CV	27,400	50,229
Grupo Mexico SAB de CV, Series B	136,866	384,533
Grupo Televisa SAB (L)	87,126	425,099
Industrias Penoles SAB de CV	4,883	110,444
Infraestructura Energetica Nova SAB de CV (L)	18,000	95,937
Kimberly-Clark de Mexico SAB de CV, Class A (L)	56,178	118,895
Mexichem SAB de CV	32,431	86,864
OHL Mexico SAB de CV	27,000	38,948
Promotora y Operadora de Infraestructura SAB de CV	9,800	117,068
Wal-Mart de Mexico SAB de CV	186,488	432,394
		6,192,399
Netherlands - 2.9%
ABN AMRO Group NV (S)	10,066	266,668
Aegon NV (L)	63,971	327,399
Akzo Nobel NV	8,711	757,585
Altice NV, Class A (I)	13,549	312,161
Altice NV, Class B (I)	3,193	73,648
ASML Holding NV	12,827	1,672,039
Boskalis Westminster	3,669	119,155
EXOR NV	3,992	216,618
Gemalto NV	2,994	179,572
Heineken Holding NV (L)	3,458	316,961
Heineken NV	7,902	768,350
ING Groep NV	132,880	2,293,882
Koninklijke Ahold Delhaize NV	44,551	850,357
Koninklijke DSM NV	6,378	463,889
Koninklijke KPN NV	122,257	391,292
Koninklijke Philips NV (L)	32,647	1,162,193
Koninklijke Vopak NV	2,830	131,139
NN Group NV (L)	10,107	358,628
NXP Semiconductors NV (I)	9,869	1,080,162
QIAGEN NV (I)	7,963	264,959
Randstad Holding NV	4,395	256,234
Royal Dutch Shell PLC, A Shares	151,647	4,029,085
Royal Dutch Shell PLC, B Shares	126,839	3,405,189
Wolters Kluwer NV	10,629	449,533
		20,146,698
New Zealand - 0.1%
Auckland International Airport, Ltd.	33,440	174,730
Contact Energy, Ltd.	8,664	33,078

The accompanying notes are an integral part of the financial statements.

79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Fletcher Building, Ltd.	23,909	$140,009
Mercury NZ, Ltd.	24,155	58,752
Meridian Energy, Ltd.	43,320	92,369
Ryman Healthcare, Ltd.	12,940	78,617
Spark New Zealand, Ltd.	63,312	175,428
		752,983
Norway - 0.4%
DNB ASA	34,358	584,938
Gjensidige Forsikring ASA	6,934	118,363
Marine Harvest ASA (I)(L)	12,838	219,648
Norsk Hydro ASA	44,388	245,643
Orkla ASA	27,353	278,016
Schibsted ASA, A Shares (L)	2,593	62,628
Schibsted ASA, B Shares	3,056	67,597
Statoil ASA (L)	41,590	689,651
Telenor ASA	26,027	431,794
Yara International ASA	6,981	262,501
		2,960,779
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	2,364	27,186
Credicorp, Ltd.	2,134	382,818
Southern Copper Corp.	2,874	99,527
		509,531
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	128,239
Aboitiz Power Corp.	72,200	55,662
Ayala Corp.	7,160	120,687
Ayala Land, Inc.	253,800	199,951
Bank of the Philippine Islands	29,885	61,606
BDO Unibank, Inc.	77,140	189,636
Energy Development Corp.	244,436	29,288
Globe Telecom, Inc.	970	39,375
GT Capital Holdings, Inc.	3,100	74,242
JG Summit Holdings, Inc.	85,100	136,572
Jollibee Foods Corp.	18,900	76,365
Megaworld Corp.	564,000	48,017
Metropolitan Bank & Trust Company	46,417	80,420
PLDT, Inc.	3,730	132,737
Security Bank Corp.	15,170	65,233
SM Investments Corp.	8,302	131,992
SM Prime Holdings, Inc.	241,744	157,952
Universal Robina Corp.	30,280	97,812
		1,825,786
Poland - 0.3%
Alior Bank SA (I)	4,231	70,483
Bank Handlowy w Warszawie SA	1,164	21,606
Bank Millennium SA (I)	12,341	24,810
Bank Pekao SA	4,928	165,927
Bank Zachodni WBK SA	1,033	95,375
Boryszew SA (I)	2,380	7,308
CCC SA	1,215	73,722
Cyfrowy Polsat SA (I)	6,360	42,367
Eurocash SA	2,447	20,470
Grupa Lotos SA (I)	3,293	45,340

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
KGHM Polska Miedz SA	5,681	$169,454
LPP SA	42	81,064
mBank SA (I)	525	65,452
Orange Polska SA (I)	26,179	36,250
PGE Polska Grupa Energetyczna SA (I)	26,654	87,085
Polski Koncern Naftowy ORLEN SA	11,432	345,313
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	107,391
Powszechna Kasa Oszczednosci Bank Polski SA (I)	30,479	283,370
Powszechny Zaklad Ubezpieczen SA	23,000	276,728
Synthos SA	14,988	19,612
Tauron Polska Energia SA (I)	37,474	36,205
		2,075,332
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	276,824
Galp Energia SGPS SA	15,169	229,868
Jeronimo Martins SGPS SA	7,332	143,149
		649,841
Romania - 0.0%
New Europe Property Investments PLC	7,851	99,285
Russia - 0.7%
Gazprom PJSC, ADR	3,680	14,575
Gazprom PJSC, ADR (London Stock Exchange)	251,662	1,002,873
Lukoil PJSC, ADR	23,756	1,159,055
MMC Norilsk Nickel PJSC, ADR	39,185	538,010
Mobile TeleSystems PJSC, ADR	20,264	169,812
Novatek PJSC, GDR	3,057	340,949
Rosneft Oil Company PJSC, GDR	9,131	49,681
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	30,000	163,229
Sberbank of Russia PJSC, ADR	34,900	361,882
Sberbank of Russia PJSC, ADR (London Stock Exchange)	40,000	415,600
Severstal PJSC, GDR	4,250	55,713
Sistema PJSC, GDR	3,202	13,394
Surgutneftegas OJSC, ADR	22,274	109,588
Surgutneftegas OJSC, ADR (London Stock Exchange)	23,070	98,970
Tatneft PJSC, ADR	7,986	301,332
VTB Bank PJSC, GDR	50,760	106,844
		4,901,507
Singapore - 0.9%
Ascendas Real Estate Investment Trust	73,531	139,323
CapitaLand Commercial Trust	71,000	85,570
CapitaLand Mall Trust	90,402	129,648
CapitaLand, Ltd.	89,999	228,689
City Developments, Ltd.	14,000	109,055
ComfortDelGro Corp., Ltd.	70,000	116,921
DBS Group Holdings, Ltd.	59,618	897,297
Genting Singapore PLC	226,200	178,215
Global Logistic Properties, Ltd.	108,000	224,366
Golden Agri-Resources, Ltd.	284,496	77,490

The accompanying notes are an integral part of the financial statements.

80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Hutchison Port Holdings Trust	133,200	$57,229
Jardine Cycle & Carriage, Ltd.	3,252	104,703
Keppel Corp., Ltd.	49,969	228,193
Oversea-Chinese Banking Corp., Ltd.	107,797	844,411
SATS, Ltd.	22,600	83,839
Sembcorp Industries, Ltd.	38,019	84,993
Singapore Airlines, Ltd.	23,140	170,062
Singapore Exchange, Ltd.	28,000	149,225
Singapore Press Holdings, Ltd.	59,500	139,603
Singapore Technologies Engineering, Ltd.	54,000	144,264
Singapore Telecommunications, Ltd.	264,440	746,800
StarHub, Ltd.	21,000	41,489
Suntec Real Estate Investment Trust	82,000	111,287
United Overseas Bank, Ltd.	43,708	733,798
UOL Group, Ltd.	16,439	91,210
Wilmar International, Ltd.	72,000	175,129
		6,092,809
South Africa - 1.5%
Anglo American Platinum, Ltd. (I)	2,632	60,295
AngloGold Ashanti, Ltd.	14,430	140,894
Aspen Pharmacare Holdings, Ltd.	11,866	260,367
Barclays Africa Group, Ltd.	12,071	132,726
Bid Corp., Ltd.	11,078	253,058
Capitec Bank Holdings, Ltd.	1,337	84,824
Coronation Fund Managers, Ltd.	8,138	40,557
Discovery, Ltd.	16,606	162,393
Exxaro Resources, Ltd.	4,891	34,749
FirstRand, Ltd.	118,126	426,001
Fortress Income Fund, Ltd.	25,525	67,730
Fortress Income Fund, Ltd., Class A	32,243	42,292
Gold Fields, Ltd.	29,492	101,422
Growthpoint Properties, Ltd.	81,770	152,968
Hyprop Investments, Ltd.	8,505	75,889
Impala Platinum Holdings, Ltd. (I)	22,733	64,086
Imperial Holdings, Ltd.	6,917	84,929
Investec PLC	24,383	182,190
Investec, Ltd.	7,953	58,618
Liberty Holdings, Ltd.	4,754	40,885
Life Healthcare Group Holdings, Ltd.	58,262	114,131
Massmart Holdings, Ltd.	4,351	35,132
Mediclinic International PLC	9,103	88,049
MMI Holdings, Ltd.	19,936	30,840
Mondi PLC	12,906	338,420
Mondi, Ltd.	4,137	107,142
Mr. Price Group, Ltd.	8,969	106,926
MTN Group, Ltd.	59,164	515,759
Naspers, Ltd., N Shares	14,694	2,893,731
Nedbank Group, Ltd.	7,167	114,438
Netcare, Ltd.	36,217	71,221
Pick n Pay Stores, Ltd.	7,147	32,216
Rand Merchant Investment Holdings, Ltd.	31,391	93,562
Redefine Properties, Ltd.	129,382	104,051
Remgro, Ltd.	20,519	334,715
Resilient REIT, Ltd.	9,826	91,503
RMB Holdings, Ltd.	31,391	141,026
Sanlam, Ltd.	47,254	234,043

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Sappi, Ltd.	26,810	$178,415
Sasol, Ltd.	19,396	544,205
Shoprite Holdings, Ltd.	16,492	251,477
Sibanye Gold, Ltd.	56,037	64,388
Standard Bank Group, Ltd.	42,608	469,227
Steinhoff International Holdings NV	97,104	497,555
The Bidvest Group, Ltd.	11,166	134,465
The Foschini Group, Ltd.	7,014	73,605
The SPAR Group, Ltd.	5,706	67,238
Tiger Brands, Ltd.	6,286	176,734
Truworths International, Ltd.	19,528	106,686
Vodacom Group, Ltd.	13,061	164,119
Woolworths Holdings, Ltd.	33,746	159,170
		10,801,062
South Korea - 3.4%
Amorepacific Corp.	1,183	314,189
AMOREPACIFIC Group	770	87,500
BGF retail Company, Ltd.	660	58,310
BNK Financial Group, Inc.	8,021	76,695
Celltrion, Inc. (I)(L)	2,898	291,442
Cheil Worldwide, Inc.	3,910	62,889
CJ CheilJedang Corp.	326	102,957
CJ Corp.	456	75,524
CJ Korea Express Corp. (I)	392	61,857
Coway Company, Ltd.	1,930	175,402
Daelim Industrial Company, Ltd.	877	68,249
Daewoo Engineering & Construction Company, Ltd. (I)	2,130	14,109
DGB Financial Group, Inc.	4,763	49,105
Dongbu Insurance Company, Ltd.	1,810	107,565
Doosan Heavy Industries and Construction Company, Ltd.	2,030	37,187
E-MART, Inc.	817	167,390
GS Engineering & Construction Corp. (I)	1,468	39,094
GS Holdings Corp.	2,038	121,471
Hana Financial Group, Inc.	9,912	391,450
Hankook Tire Company, Ltd.	3,008	167,205
Hanmi Pharm Company, Ltd. (I)	215	70,070
Hanon Systems	9,450	85,108
Hanssem Company, Ltd.	370	59,503
Hanwha Chemical Corp.	2,217	58,504
Hanwha Corp.	2,040	84,540
Hanwha Life Insurance Company, Ltd.	8,120	49,378
Hanwha Techwin Company, Ltd. (I)	1,769	68,780
Hotel Shilla Company, Ltd.	1,190	59,361
Hyosung Corp.	1,033	151,272
Hyundai Department Store Company, Ltd.	494	47,715
Hyundai Development Co-Engineering & Construction	2,360	96,929
Hyundai Engineering & Construction Company, Ltd.	2,649	106,718
Hyundai Glovis Company, Ltd.	539	73,964
Hyundai Heavy Industries Company, Ltd. (I)	1,183	182,903
Hyundai Marine & Fire Insurance Company, Ltd.	2,650	91,147

The accompanying notes are an integral part of the financial statements.

81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Mobis Company, Ltd.	2,332	$509,803
Hyundai Motor Company	5,358	747,040
Hyundai Robotics Company, Ltd. (I)	251	84,789
Hyundai Steel Company	2,189	118,899
Hyundai Wia Corp.	644	39,279
Industrial Bank of Korea	7,080	88,115
Kakao Corp.	874	77,543
Kangwon Land, Inc.	4,000	121,890
KB Financial Group, Inc.	10,980	554,383
KB Financial Group, Inc., ADR	2,772	139,958
KCC Corp.	196	74,824
KEPCO Plant Service & Engineering Company, Ltd.	700	27,022
Kia Motors Corp.	8,934	298,357
Korea Aerospace Industries, Ltd.	1,710	85,150
Korea Electric Power Corp.	6,370	227,152
Korea Electric Power Corp., ADR	4,277	76,858
Korea Gas Corp. (I)	1,166	54,230
Korea Investment Holdings Company, Ltd.	1,170	71,695
Korea Zinc Company, Ltd.	339	135,087
Korean Air Lines Company, Ltd. (I)	1,349	45,625
KT Corp.	2,633	75,074
KT&G Corp.	3,640	372,342
Kumho Petrochemical Company, Ltd.	614	39,506
LG Chem, Ltd.	1,568	399,014
LG Corp.	3,654	247,039
LG Display Company, Ltd.	7,650	247,417
LG Display Company, Ltd., ADR	2,417	38,841
LG Electronics, Inc.	3,460	242,738
LG Household & Health Care, Ltd.	362	314,543
LG Innotek Company, Ltd.	210	30,296
LG Uplus Corp.	6,602	90,036
Lotte Chemical Corp.	562	169,149
Lotte Confectionery Company, Ltd.	200	34,667
Lotte Shopping Company, Ltd.	410	108,803
Medy-Tox, Inc.	140	68,558
Mirae Asset Daewoo Company, Ltd.	13,812	133,262
NAVER Corp.	965	707,375
NCSoft Corp.	632	209,630
Netmarble Games Corp. (I)(S)	560	75,864
NH Investment & Securities Company, Ltd.	3,944	51,173
OCI Company, Ltd.	650	50,941
Orion Corp.	143	99,737
POSCO	2,592	649,276
Posco Daewoo Corp.	1,626	31,703
S-1 Corp.	810	68,677
S-Oil Corp.	1,778	147,312
Samsung Biologics Company, Ltd. (I)(S)	550	140,299
Samsung C&T Corp.	2,732	353,489
Samsung Card Company, Ltd.	1,490	50,910
Samsung Electro-Mechanics Company, Ltd.	2,318	206,925
Samsung Electronics Company, Ltd.	3,325	6,925,383
Samsung Fire & Marine Insurance Company, Ltd.	1,090	268,303

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Heavy Industries Company, Ltd. (I)	10,163	$110,712
Samsung Life Insurance Company, Ltd.	2,349	240,144
Samsung SDI Company, Ltd.	1,793	269,171
Samsung SDS Company, Ltd.	930	150,003
Samsung Securities Company, Ltd.	2,834	102,245
Shinhan Financial Group Company, Ltd.	14,125	609,426
Shinhan Financial Group Company, Ltd., ADR	350	15,222
Shinsegae, Inc.	197	39,516
SK Holdings Company, Ltd.	1,335	324,498
SK Hynix, Inc.	19,510	1,148,743
SK Innovation Company, Ltd.	2,274	314,941
SK Networks Company, Ltd.	3,090	16,882
SK Telecom Company, Ltd.	677	157,422
Woori Bank	12,174	196,110
Yuhan Corp.	367	78,900
		23,755,398
Spain - 2.3%
Abertis Infraestructuras SA	24,637	456,684
ACS Actividades de Construccion y Servicios SA	8,692	336,067
Aena SA (S)	2,372	463,192
Amadeus IT Group SA	15,239	910,924
Banco Bilbao Vizcaya Argentaria SA	229,526	1,911,944
Banco de Sabadell SA	181,121	368,502
Banco Santander SA	21,368	129,063
Banco Santander SA	495,904	3,292,750
Bankia SA	40,108	193,993
Bankinter SA	23,159	213,641
CaixaBank SA	126,097	602,792
Distribuidora Internacional de Alimentacion SA	23,600	147,273
Enagas SA	7,812	219,239
Endesa SA	10,933	252,209
Ferrovial SA	16,508	366,696
Gamesa Corp. Technologica SA	7,933	169,731
Gas Natural SDG SA	12,174	284,975
Grifols SA	10,824	301,786
Iberdrola SA	199,959	1,584,563
Industria de Diseno Textil SA	37,553	1,442,226
Mapfre SA	37,878	132,581
Red Electrica Corp. SA	15,612	326,610
Repsol SA	38,240	586,262
Telefonica SA	154,954	1,604,028
		16,297,731
Sweden - 2.0%
Alfa Laval AB	10,314	211,102
Assa Abloy AB, B Shares	34,221	754,281
Atlas Copco AB, A Shares	23,341	897,503
Atlas Copco AB, B Shares	13,732	474,643
Boliden AB	10,826	295,928
Electrolux AB, Series B	9,396	308,107
Essity AB, B Shares (I)	19,945	545,696
Getinge AB, B Shares	6,512	127,546

The accompanying notes are an integral part of the financial statements.

82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hennes & Mauritz AB, B Shares	31,231	$778,652
Hexagon AB, B Shares	9,164	435,379
Husqvarna AB, B Shares	18,793	186,806
ICA Gruppen AB (L)	2,659	99,053
Industrivarden AB, C Shares	6,375	152,934
Investor AB, B Shares	15,825	763,501
Kinnevik AB, B Shares	7,421	227,507
L E Lundbergforetagen AB, B Shares	1,273	100,554
Lundin Petroleum AB (I)	6,165	118,824
Nordea Bank AB	104,377	1,329,391
Sandvik AB	39,455	621,189
Securitas AB, B Shares	10,739	181,129
Skandinaviska Enskilda Banken AB, A Shares	53,076	642,572
Skanska AB, B Shares	11,411	270,965
SKF AB, B Shares	12,256	248,875
Svenska Handelsbanken AB, A Shares	51,359	735,570
Swedbank AB, A Shares	31,489	768,516
Swedish Match AB	6,740	237,456
Tele2 AB, B Shares	14,276	149,608
Telefonaktiebolaget LM Ericsson, B Shares	106,573	766,274
Telia Company AB	82,426	379,868
Volvo AB, B Shares	52,551	896,186
		13,705,615
Switzerland - 6.1%
ABB, Ltd.	67,901	1,685,378
Adecco Group AG	5,738	437,133
Baloise Holding AG	1,757	272,159
Barry Callebaut AG (I)	81	111,498
Chocoladefabriken Lindt & Spruengli AG	4	278,915
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	35	202,909
Cie Financiere Richemont SA	17,646	1,460,186
Coca-Cola HBC AG (I)	6,783	199,482
Credit Suisse Group AG (I)	82,108	1,194,753
Dufry AG (I)	1,514	248,463
EMS-Chemie Holding AG	281	207,493
Geberit AG	1,278	596,775
Givaudan SA	319	639,212
Glencore PLC (I)	413,314	1,548,790
Julius Baer Group, Ltd. (I)	7,923	418,621
Kuehne + Nagel International AG	1,941	324,503
LafargeHolcim, Ltd. (I)	8,825	507,200
LafargeHolcim, Ltd. (London Stock Exchange) (I)	6,464	370,677
Lonza Group AG (I)	2,604	564,069
Nestle SA	105,023	9,159,862
Novartis AG	75,431	6,300,496
Pargesa Holding SA	1,375	104,769
Partners Group Holding AG	617	383,102
Roche Holding AG	23,733	6,064,136
Schindler Holding AG	806	167,535
Schindler Holding AG (London Stock Exchange)	1,367	289,822
SGS SA	193	467,964
Sika AG	74	475,089

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Sonova Holding AG	1,863	$303,061
STMicroelectronics NV	21,309	306,414
Straumann Holding AG	317	180,522
Swiss Life Holding AG (I)	1,089	368,378
Swiss Prime Site AG (I)	2,602	236,575
Swiss Re AG	11,024	1,010,270
Swisscom AG	910	439,803
The Swatch Group AG	2,152	157,206
The Swatch Group AG (SIX Swiss Stock Exchange)	1,092	403,892
UBS Group AG (I)	123,141	2,094,122
Vifor Pharma AG	1,821	201,144
Wolseley PLC	8,831	542,030
Zurich Insurance Group AG	5,089	1,485,219
		42,409,627
Taiwan - 2.5%
Acer, Inc. (I)	58,018	30,390
Advanced Semiconductor Engineering, Inc.	222,677	285,416
Advantech Company, Ltd.	12,090	85,589
Asia Cement Corp.	36,863	31,609
Asustek Computer, Inc.	24,952	235,665
AU Optronics Corp.	163,827	74,777
Catcher Technology Company, Ltd.	22,184	264,398
Cathay Financial Holding Company, Ltd.	259,901	427,804
Chailease Holding Company, Ltd.	34,000	94,709
Chang Hwa Commercial Bank, Ltd.	98,170	56,292
Cheng Shin Rubber Industry Company, Ltd.	43,680	92,894
China Airlines, Ltd.	26,874	8,152
China Development Financial Holding Corp.	479,153	139,099
China Life Insurance Company, Ltd.	114,400	114,043
China Steel Corp.	363,388	295,494
Chunghwa Telecom Company, Ltd.	121,148	429,772
Compal Electronics, Inc.	79,764	53,738
CTBC Financial Holding Company, Ltd.	517,465	339,181
Delta Electronics, Inc.	70,866	387,661
E.Sun Financial Holding Company, Ltd.	244,355	150,166
Eclat Textile Company, Ltd.	6,137	74,667
Eva Airways Corp.	28,457	14,077
Evergreen Marine Corp Taiwan, Ltd. (I)	8,886	4,509
Far Eastern New Century Corp.	64,875	52,742
Far EasTone Telecommunications Company, Ltd.	45,159	115,019
First Financial Holding Company, Ltd.	353,223	236,189
Formosa Chemicals & Fibre Corp.	100,212	314,384
Formosa Petrochemical Corp.	43,720	150,784
Formosa Plastics Corp.	131,086	399,362
Formosa Taffeta Company, Ltd.	5,000	5,018
Foxconn Technology Company, Ltd.	15,513	46,789
Fubon Financial Holding Company, Ltd.	211,112	335,946
Highwealth Construction Corp.	27,000	44,690
Hon Hai Precision Industry Company, Ltd.	528,460	2,031,396
Hotai Motor Company, Ltd.	9,000	112,611
HTC Corp. (I)	26,997	64,381

The accompanying notes are an integral part of the financial statements.

83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hua Nan Financial Holdings Company, Ltd.	247,258	$143,438
Innolux Corp.	297,841	155,508
Inventec Corp.	25,899	21,094
Largan Precision Company, Ltd.	3,143	500,411
Lite-On Technology Corp.	39,626	65,043
MediaTek, Inc.	49,340	422,110
Mega Financial Holding Company, Ltd.	387,134	321,827
Micro-Star International Company, Ltd.	23,000	53,388
Nan Ya Plastics Corp.	148,992	369,549
Novatek Microelectronics Corp.	7,361	29,724
OBI Pharma, Inc. (I)	4,000	31,735
Pegatron Corp.	71,989	225,197
Pou Chen Corp.	36,641	50,669
Powertech Technology, Inc. (I)	13,149	40,561
President Chain Store Corp.	21,496	193,147
Quanta Computer, Inc.	92,771	219,451
Realtek Semiconductor Corp.	5,999	21,577
Shin Kong Financial Holding Company, Ltd.	107,046	28,473
Siliconware Precision Industries Company (I)	54,855	88,615
SinoPac Financial Holdings Company, Ltd.	144,703	44,223
Synnex Technology International Corp.	24,928	27,926
Taishin Financial Holding Company, Ltd.	287,217	130,708
Taiwan Cement Corp.	60,781	70,287
Taiwan Cooperative Financial Holding Company, Ltd.	257,949	136,928
Taiwan Fertilizer Company, Ltd.	13,000	17,280
Taiwan Mobile Company, Ltd. (I)	62,257	234,346
Taiwan Semiconductor Manufacturing Company, Ltd.	818,227	5,590,301
Teco Electric & Machinery Company, Ltd.	16,000	15,372
Transcend Information, Inc.	6,608	22,140
Uni-President Enterprises Corp.	151,487	303,630
United Microelectronics Corp.	258,313	125,370
Wistron Corp.	40,193	40,857
WPG Holdings, Ltd.	52,000	69,370
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yuanta Financial Holdings Company, Ltd.	339,267	149,476
Yulon Motor Company, Ltd.	17,510	15,711
		17,574,855
Thailand - 0.5%
Advanced Info Service PCL, Foreign Shares	48,400	252,723
Airports of Thailand PCL, Foreign Shares	150,000	208,429
Bangkok Bank PCL, Foreign Shares	8,300	48,099
Banpu PCL, Foreign Shares	110,000	53,714
BEC World PCL, Foreign Shares	46,019	28,444
Bumrungrad Hospital PCL, NVDR	14,300	72,163
Charoen Pokphand Foods PCL, Foreign Shares	136,200	99,374
CP ALL PCL, Foreign Shares	173,500	320,300
Delta Electronics Thailand PCL, Foreign Shares	24,300	61,925
Electricity Generating PCL, Foreign Shares	7,600	47,869

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Energy Absolute PCL, Foreign Shares	56,900	$57,745
Glow Energy PCL, Foreign Shares	27,900	64,657
Home Product Center PCL, Foreign Shares	204,400	57,717
IRPC PCL, Foreign Shares	528,400	83,142
Kasikornbank PCL, Foreign Shares	39,400	231,215
KCE Electronics PCL, Foreign Shares	15,000	47,873
Krung Thai Bank PCL, Foreign Shares	164,375	90,896
PTT Exploration & Production PCL, Foreign Shares	60,147	152,538
PTT Global Chemical PCL, Foreign Shares	83,073	167,413
PTT PCL, Foreign Shares	37,500	408,098
Robinson PCL, Foreign Shares	28,700	49,179
Thai Oil PCL, Foreign Shares	28,800	66,946
Thai Union Group PCL, Foreign Shares	95,900	59,557
The Siam Cement PCL, Foreign Shares	11,300	166,913
The Siam Commercial Bank PCL, Foreign Shares	70,748	323,453
TMB Bank PCL, Foreign Shares	739,100	50,007
True Corp. PCL, Foreign Shares (I)	448,802	81,834
		3,352,223
Turkey - 0.3%
Akbank TAS	67,697	188,564
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	50,404
Arcelik AS	6,139	45,459
BIM Birlesik Magazalar AS	8,214	152,293
Coca-Cola Icecek AS	2,884	33,092
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (I)	62,402	52,141
Eregli Demir ve Celik Fabrikalari TAS	30,186	60,469
Ford Otomotiv Sanayi AS	4,572	55,806
Haci Omer Sabanci Holding AS	31,762	98,662
KOC Holding AS	25,423	116,876
TAV Havalimanlari Holding AS	4,656	24,970
Tupras Turkiye Petrol Rafinerileri AS	4,998	143,790
Turk Hava Yollari AO (I)	25,366	58,028
Turk Telekomunikasyon AS (I)	22,064	39,116
Turkcell Iletisim Hizmetleri AS	29,771	97,937
Turkiye Garanti Bankasi AS	86,216	239,970
Turkiye Halk Bankasi AS	25,911	96,837
Turkiye Is Bankasi, Class C	60,572	128,261
Turkiye Sise ve Cam Fabrikalari AS	39,946	52,224
Turkiye Vakiflar Bankasi TAO, Class D	22,351	41,097
Yapi ve Kredi Bankasi AS (I)	35,813	45,690
		1,821,686
United Kingdom - 10.7%
3i Group PLC	32,836	386,073
Aberdeen Asset Management PLC	35,216	138,650
Admiral Group PLC	7,852	204,898
Anglo American PLC (I)	46,878	626,280
Ashtead Group PLC	17,291	357,798
Associated British Foods PLC	12,514	478,879
AstraZeneca PLC	42,892	2,873,072
Auto Trader Group PLC (S)	35,298	174,774
Aviva PLC	139,714	958,355

The accompanying notes are an integral part of the financial statements.

84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Babcock International Group PLC	8,659	$99,298
BAE Systems PLC	107,696	889,065
Barclays PLC	578,725	1,530,604
Barratt Developments PLC	34,575	253,929
Berkeley Group Holdings PLC	4,863	204,488
BP PLC	661,138	3,816,223
British American Tobacco PLC	63,052	4,296,569
BT Group PLC	287,184	1,104,298
Bunzl PLC	11,951	356,289
Burberry Group PLC	15,023	325,080
Capita PLC	24,980	225,109
Centrica PLC	198,616	517,845
CNH Industrial NV	34,400	390,123
Cobham PLC	83,144	140,411
Coca-Cola European Partners PLC	7,314	296,343
Compass Group PLC	53,575	1,130,843
ConvaTec Group PLC (I)(S)	44,156	183,468
Croda International PLC	4,815	243,845
Diageo PLC	85,439	2,524,887
Direct Line Insurance Group PLC	47,366	219,330
Dixons Carphone PLC	33,696	124,564
easyJet PLC	5,884	104,236
Experian PLC	32,402	664,985
Fiat Chrysler Automobiles NV (I)	37,748	398,792
G4S PLC	56,956	242,231
GKN PLC	59,980	254,771
GlaxoSmithKline PLC	165,474	3,522,506
Hammerson PLC	29,315	219,333
Hargreaves Lansdown PLC	8,843	149,955
HSBC Holdings PLC	671,019	6,228,407
IMI PLC	10,620	165,409
Imperial Brands PLC	32,376	1,454,893
Inmarsat PLC	15,909	159,555
InterContinental Hotels Group PLC	6,401	355,473
International Consolidated Airlines Group SA	27,874	221,467
Intertek Group PLC	5,765	316,703
Intu Properties PLC (L)	32,777	114,946
ITV PLC	123,778	292,993
J Sainsbury PLC	60,381	198,055
Johnson Matthey PLC	7,039	263,447
Kingfisher PLC	80,383	314,855
Land Securities Group PLC	27,559	363,854
Legal & General Group PLC	206,537	695,001
Liberty Global PLC LiLAC, Class A (I)	51	1,110
Liberty Global PLC LiLAC, Class C (I)	125	2,676
Lloyds Banking Group PLC	2,427,820	2,092,249
London Stock Exchange Group PLC	10,826	514,968
Marks & Spencer Group PLC	58,909	255,674
Meggitt PLC	29,260	181,816
Merlin Entertainments PLC (S)	24,601	154,000
National Grid PLC	116,373	1,441,925
Next PLC	5,306	266,489
Old Mutual PLC	171,206	431,934
Pearson PLC	29,871	268,958
Persimmon PLC	11,028	322,091

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Petrofac, Ltd.	10,236	$58,857
Provident Financial PLC	5,041	159,884
Prudential PLC	87,786	2,015,030
Reckitt Benckiser Group PLC	22,589	2,289,929
RELX NV	34,121	703,468
RELX PLC	36,433	787,576
Rio Tinto PLC	41,769	1,769,002
Rio Tinto, Ltd.	14,375	698,604
Rolls-Royce Holdings PLC (I)	57,457	666,425
Royal Bank of Scotland Group PLC (I)	123,269	397,753
Royal Mail PLC	33,479	183,656
RSA Insurance Group PLC	36,841	295,533
Schroders PLC	4,962	200,644
Segro PLC	35,053	223,421
Severn Trent PLC	8,552	243,121
Sky PLC	35,709	462,474
Smith & Nephew PLC	30,850	532,736
Smiths Group PLC	14,281	296,931
SSE PLC	34,298	648,966
St. James’s Place PLC	17,965	276,905
Standard Chartered PLC (I)	111,025	1,124,490
Standard Life PLC	70,646	367,361
Tate & Lyle PLC	15,746	135,706
Taylor Wimpey PLC	113,396	260,409
Tesco PLC (I)	277,781	611,574
The British Land Company PLC	35,353	279,097
The Sage Group PLC	38,587	345,778
The Weir Group PLC	7,542	170,223
Travis Perkins PLC	9,089	172,300
Unilever NV	55,673	3,073,256
Unilever PLC	43,575	2,358,198
United Utilities Group PLC	23,943	270,648
Vodafone Group PLC	903,317	2,565,391
Whitbread PLC	6,448	333,230
WM Morrison Supermarkets PLC	81,037	254,526
Worldpay Group PLC (S)	72,295	296,441
WPP PLC	44,071	927,994
		74,164,684
United States - 0.4%
Carnival PLC	6,668	440,914
Shire PLC	30,811	1,698,895
Valeant Pharmaceuticals International, Inc. (I)	12,400	215,527
Yum China Holdings, Inc. (I)	13,700	540,191
		2,895,527
TOTAL COMMON STOCKS (Cost $516,355,812)		$663,432,289

PREFERRED SECURITIES - 1.1%
Brazil - 0.6%
Banco Bradesco SA	106,201	902,400
Braskem SA, A Shares	4,100	42,325
Centrais Eletricas Brasileiras SA, B Shares	4,300	21,299
Cia Brasileira de Distribuicao (I)	2,538	49,911
Cia Energetica de Minas Gerais	26,542	64,735

The accompanying notes are an integral part of the financial statements.

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International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Cia Paranaense de Energia, B Shares	3,400	$25,175
Gerdau SA	31,800	98,676
Itau Unibanco Holding SA	111,526	1,237,158
Itausa - Investimentos Itau SA	142,038	386,725
Lojas Americanas SA	24,076	101,743
Petroleo Brasileiro SA (I)	138,651	517,707
Suzano Papel e Celulose SA, A Shares	13,400	57,679
Telefonica Brasil SA	6,552	88,800
Vale SA	66,900	543,415
		4,137,748
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	172,478
FUCHS PETROLUB SE	2,735	149,066
Henkel AG & Company KGaA	6,008	828,467
Porsche Automobil Holding SE	5,169	290,867
Schaeffler AG	5,570	79,910
Volkswagen AG	6,383	975,042
		2,495,830
South Korea - 0.2%
Amorepacific Corp.	300	48,777
Hyundai Motor Company	705	69,636
Hyundai Motor Company (Korea Stock Exchange)	1,197	121,880
LG Chem, Ltd.	162	28,605
Samsung Electronics Company, Ltd.	616	1,004,387
		1,273,285
Spain - 0.0%
Grifols SA	854	18,052
TOTAL PREFERRED SECURITIES (Cost $7,602,517)		$7,924,915

RIGHTS - 0.0%
ACS Actividades De Construccion Y Servicios SA (Expiration Date: 07/14/2017) (I)(N)	7,454	5,960
Rolls-Royce Holdings PLC (Expiration Date: 07/05/2017; Strike Price: GBP 0.07) (I)	4,481,449	5,837
TOTAL RIGHTS (Cost $12,138)		$11,797

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,983,750	19,849,200
TOTAL SECURITIES LENDING COLLATERAL (Cost $19,850,249)		$19,849,200

SHORT-TERM INVESTMENTS - 2.1%
Money market funds - 2.1%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.8014% (Y)	14,276,353	14,276,353

International Equity Index Trust B (continued)

SHORT-TERM INVESTMENTS (continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $14,276,353)	$14,276,353
Total Investments (International Equity Index Trust B) (Cost $558,097,069) - 101.6%	$705,494,554
Other assets and liabilities, net - (1.6%)	(10,816,131)
TOTAL NET ASSETS - 100.0%	$694,678,423

Currency Abbreviations

GBP	Pound Sterling

Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
MINI MSCI Emerging Markets Index Futures	106	Long	Sep 2017	$5,346,356	$5,343,990	$(2,366)
MINI MSCI EAFE Index Futures	160	Long	Sep 2017	15,168,526	15,116,800	(51,726)
MSCI Taiwan Index Futures	57	Long	Jul 2017	2,214,727	2,196,210	(18,517)
						$(72,609)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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International Growth Stock Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 92.5%
Australia - 4.2%
Amcor, Ltd.	726,083	$9,045,330
Brambles, Ltd.	437,027	3,267,900
CSL, Ltd.	36,477	3,871,286
		16,184,516
Brazil - 4.8%
B3 SA - Brasil Bolsa Balcao	1,154,334	6,881,613
Banco Bradesco SA, ADR	442,856	3,764,276
Cielo SA	873,589	6,486,851
Kroton Educacional SA	305,672	1,372,014
		18,504,754
Canada - 8.4%
Canadian National Railway Company	52,370	4,249,207
Cenovus Energy, Inc.	344,183	2,537,315
CGI Group, Inc., Class A (I)	174,701	8,926,348
Fairfax Financial Holdings, Ltd.	9,154	3,967,180
Great-West Lifeco, Inc.	116,338	3,153,363
PrairieSky Royalty, Ltd.	176,072	4,009,413
Suncor Energy, Inc.	183,130	5,350,706
		32,193,532
China - 0.9%
Baidu, Inc., ADR (I)	18,629	3,331,983
Denmark - 2.2%
Carlsberg A/S, B Shares	77,490	8,281,003
France - 4.1%
Essilor International SA	24,661	3,137,200
Pernod Ricard SA	17,041	2,281,917
Publicis Groupe SA	53,164	3,962,483
Schneider Electric SE (I)	83,440	6,412,335
		15,793,935
Germany - 9.6%
Allianz SE	36,439	7,190,965
Deutsche Boerse AG	101,194	10,689,156
Deutsche Post AG	104,910	3,938,146
ProSiebenSat.1 Media SE	103,378	4,336,662
SAP SE	100,993	10,571,096
		36,726,025
Hong Kong - 3.7%
CK Hutchison Holdings, Ltd.	670,968	8,420,343
Galaxy Entertainment Group, Ltd.	954,000	5,790,117
		14,210,460
Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	206,204	6,850,097
Italy - 1.0%
Intesa Sanpaolo SpA	1,242,323	3,951,604
Japan - 6.1%
FANUC Corp.	14,900	2,883,832
Japan Tobacco, Inc.	198,400	6,973,384
Kao Corp.	57,300	3,406,963
Keyence Corp.	6,400	2,817,458
Komatsu, Ltd.	77,600	1,991,794

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yahoo Japan Corp.	1,214,700	$5,280,576
		23,354,007
Mexico - 3.2%
Fomento Economico Mexicano SAB de CV, ADR	91,062	8,955,037
Grupo Televisa SAB, ADR	139,376	3,396,593
		12,351,630
Netherlands - 1.8%
Royal Dutch Shell PLC, B Shares	102,701	2,757,167
Wolters Kluwer NV	99,240	4,197,163
		6,954,330
Singapore - 1.3%
United Overseas Bank, Ltd.	291,200	4,888,852
South Korea - 2.3%
NAVER Corp.	8,806	6,455,069
Samsung Electronics Company, Ltd.	1,188	2,474,392
		8,929,461
Spain - 1.5%
Amadeus IT Group SA	94,058	5,622,398
Sweden - 3.3%
Getinge AB, B Shares	135,298	2,649,982
Investor AB, B Shares	173,193	8,355,962
Telefonaktiebolaget LM Ericsson, B Shares	231,388	1,663,710
		12,669,654
Switzerland - 7.1%
Cie Financiere Richemont SA	55,265	4,573,115
Julius Baer Group, Ltd. (I)	119,337	6,305,318
Kuehne + Nagel International AG	12,866	2,150,983
Novartis AG	32,765	2,736,749
Roche Holding AG	18,752	4,791,416
UBS Group AG (I)	381,367	6,485,484
		27,043,065
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	1,346,000	9,196,159
Thailand - 1.7%
Kasikornbank PCL, NVDR	1,102,100	6,434,104
Turkey - 1.1%
Akbank TAS	1,435,984	3,999,814
United Kingdom - 17.6%
Aberdeen Asset Management PLC	724,894	2,853,996
British American Tobacco PLC	123,470	8,413,649
Compass Group PLC	338,184	7,138,274
Informa PLC	531,968	4,640,052
Lloyds Banking Group PLC	6,458,944	5,566,194
Next PLC	82,752	4,156,146
RELX PLC	502,536	10,863,376
Sky PLC	674,797	8,739,432
Smith & Nephew PLC	233,770	4,036,878
Unilever NV	115,171	6,357,659

The accompanying notes are an integral part of the financial statements.

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International Growth Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
WPP PLC	211,667	$4,457,028
		67,222,684
United States - 2.4%
Broadcom, Ltd.	38,486	8,969,162
TOTAL COMMON STOCKS (Cost $299,799,934)		$353,663,229

SHORT-TERM INVESTMENTS - 7.3%
Money market funds - 7.3%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 0.7986% (Y)	27,792,186	27,792,186
TOTAL SHORT-TERM INVESTMENTS (Cost $27,792,186)		$27,792,186
Total Investments (International Growth Stock Trust) (Cost $327,592,120) - 99.8%		$381,455,415
Other assets and liabilities, net - 0.2%		945,017
TOTAL NET ASSETS - 100.0%		$382,400,432

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

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International Small Company Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.5%
Australia - 5.9%
Acrux, Ltd. (I)	11,121	$1,837
Adelaide Brighton, Ltd. (L)	30,493	131,905
AED Oil, Ltd. (I)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	16,923
Alkane Resources, Ltd. (I)	4,753	858
ALS, Ltd.	9,183	52,564
Altium, Ltd.	4,532	29,847
AMA Group, Ltd. (L)	18,995	14,160
Ansell, Ltd.	7,661	139,707
AP Eagers, Ltd. (L)	6,106	39,232
APN Outdoor Group, Ltd. (L)	9,078	33,555
ARB Corp., Ltd. (L)	5,039	60,840
Arrium, Ltd. (I)	200,392	3,388
Asaleo Care, Ltd.	30,182	34,071
AUB Group, Ltd.	4,308	43,064
Ausdrill, Ltd.	16,467	23,232
Austal, Ltd.	23,155	32,625
Australian Agricultural Company, Ltd. (I)	28,065	40,017
Australian Pharmaceutical Industries, Ltd.	14,352	21,006
Auswide Bank, Ltd.	607	2,398
Automotive Holdings Group, Ltd. (L)	19,175	49,374
Aveo Group	16,672	35,648
AWE, Ltd. (I)	36,008	12,304
Bapcor, Ltd.	13,468	56,830
Beach Energy, Ltd.	111,324	49,138
Bega Cheese, Ltd. (I)	1,597	7,992
Bega Cheese, Ltd. (Australian Securities Exchange)	10,606	53,077
Bellamy’s Australia, Ltd. (L)	2,183	11,595
Billabong International, Ltd. (I)	4,296	2,444
Blackmores, Ltd. (L)	965	71,104
Blue Sky Alternative Investments, Ltd.	1,817	13,261
Breville Group, Ltd.	7,320	58,788
Brickworks, Ltd.	1,798	19,056
BT Investment Management, Ltd.	5,975	52,291
Cabcharge Australia, Ltd.	9,047	17,592
Cardno, Ltd. (I)	15,086	14,132
Carnarvon Petroleum, Ltd. (I)	56,316	3,419
carsales.com, Ltd.	9,128	80,858
Cash Converters International, Ltd. (L)	14,501	3,511
Cedar Woods Properties, Ltd.	2,505	10,030
Cleanaway Waste Management, Ltd.	84,321	89,102
Coal of Africa, Ltd. (I)	28,467	900
Collins Foods, Ltd. (I)	838	3,800
Collins Foods, Ltd. (Australian Securities Exchange)	9,215	41,787
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd. (L)	2,621	46,212
Costa Group Holdings, Ltd.	11,326	42,252
Credit Corp. Group, Ltd.	2,881	39,271
CSG, Ltd.	25,624	14,664
CSR, Ltd.	34,491	112,096
CuDeco, Ltd. (I)	8,580	1,582
Data#3, Ltd.	9,073	12,027
Decmil Group, Ltd.	2,109	1,508
Downer EDI, Ltd.	43,904	216,266

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
DuluxGroup, Ltd.	25,567	$136,365
Eclipx Group, Ltd.	16,681	45,784
Elders, Ltd. (I)	10,342	42,530
Energy Resources of Australia, Ltd. (I)(L)	12,909	4,511
Energy World Corp., Ltd. (I)	75,962	22,201
ERM Power, Ltd.	7,077	6,502
Estia Health, Ltd.	11,708	27,438
Event Hospitality and Entertainment, Ltd.	7,680	78,919
Evolution Mining, Ltd.	41,465	76,961
Fairfax Media, Ltd.	171,716	145,228
Finbar Group, Ltd.	8,370	5,113
Fleetwood Corp., Ltd. (I)	5,216	9,469
FlexiGroup, Ltd.	20,305	28,463
Flight Centre Travel Group, Ltd. (L)	471	13,864
G8 Education, Ltd.	27,130	75,276
Genworth Mortgage Insurance Australia, Ltd.	18,245	41,068
GrainCorp, Ltd., Class A	13,614	99,105
Grange Resources, Ltd.	101,992	9,404
Greencross, Ltd.	5,654	26,290
GUD Holdings, Ltd.	6,093	60,448
GWA Group, Ltd.	22,398	54,198
Hansen Technologies, Ltd.	7,995	24,821
Healthscope, Ltd. (L)	14,856	25,248
Hills, Ltd. (I)	29,039	3,460
HT&E, Ltd.	20,357	41,298
Iluka Resources, Ltd.	25,991	173,353
Imdex, Ltd. (I)	20,483	11,887
IMF Bentham, Ltd.	11,295	16,405
Independence Group NL (L)	24,737	59,836
Infigen Energy (I)	77,417	43,416
Infomedia, Ltd.	15,337	8,546
International Ferro Metals, Ltd. (I)	24,339	285
InvoCare, Ltd. (L)	6,652	75,152
IOOF Holdings, Ltd. (L)	18,395	138,585
IRESS, Ltd.	9,683	94,427
iSelect, Ltd.	10,270	15,860
iSentia Group, Ltd. (L)	3,943	6,514
Japara Healthcare, Ltd. (L)	17,906	28,902
JB Hi-Fi, Ltd. (L)	7,885	141,627
Karoon Gas Australia, Ltd. (I)(L)	6,513	6,402
Kingsgate Consolidated, Ltd. (I)(L)	11,120	1,709
MACA, Ltd.	4,396	5,575
Macmahon Holdings, Ltd. (I)	112,440	14,251
Macquarie Atlas Roads Group	18,476	79,679
Magellan Financial Group, Ltd.	7,067	156,659
Mantra Group, Ltd. (L)	19,992	46,859
Mayne Pharma Group, Ltd. (I)(L)	25,978	21,665
McMillan Shakespeare, Ltd.	5,664	58,337
McPherson’s, Ltd.	7,978	7,979
Medusa Mining, Ltd. (I)(L)	8,127	1,750
Melbourne IT, Ltd.	8,681	19,138
Mesoblast, Ltd. (I)(L)	9,427	15,070
Metals X, Ltd. (I)	35,107	18,037
Metcash, Ltd. (I)(L)	69,441	128,101
Mineral Resources, Ltd. (L)	9,687	80,725

The accompanying notes are an integral part of the financial statements.

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International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
MMA Offshore, Ltd. (I)	23,329	$2,778
Monadelphous Group, Ltd. (L)	6,360	68,346
Monash IVF Group, Ltd.	13,183	18,029
Mortgage Choice, Ltd.	6,422	10,607
Mount Gibson Iron, Ltd. (I)(L)	62,063	15,714
Myer Holdings, Ltd. (L)	63,302	40,630
MYOB Group, Ltd.	12,693	33,346
MyState, Ltd.	4,190	15,626
Navitas, Ltd. (L)	12,119	45,168
New Hope Corp., Ltd.	6,039	7,101
nib holdings, Ltd.	31,708	140,117
Nine Entertainment Company Holdings, Ltd. (L)	44,902	47,597
Northern Star Resources, Ltd.	38,079	139,311
Nufarm, Ltd.	13,346	98,753
OceanaGold Corp.	31,900	96,182
OFX Group, Ltd. (L)	14,134	17,476
oOh!media, Ltd.	3,257	10,312
Orocobre, Ltd. (I)(L)	5,585	14,904
Orora, Ltd.	43,184	94,900
OZ Minerals, Ltd.	18,232	103,784
Paladin Energy, Ltd. (I)(L)	118,845	4,293
Peet, Ltd.	13,800	12,667
Perpetual, Ltd.	3,182	136,583
Perseus Mining, Ltd. (I)(L)	42,768	9,546
Platinum Asset Management, Ltd.	8,057	28,662
PMP, Ltd.	32,750	18,874
Premier Investments, Ltd. (L)	6,565	63,949
Primary Health Care, Ltd.	37,790	105,691
Prime Media Group, Ltd. (L)	17,812	5,199
Programmed Maintenance Services, Ltd.	19,345	27,724
Qube Holdings, Ltd. (L)	29,378	59,392
Quintis, Ltd. (L)	22,092	5,009
RCG Corp., Ltd. (L)	15,993	10,571
RCR Tomlinson, Ltd. (I)	10,520	27,600
Reckon, Ltd.	11,034	13,999
Regis Healthcare, Ltd. (L)	5,231	15,805
Regis Resources, Ltd.	20,593	59,929
Resolute Mining, Ltd.	67,540	61,948
Retail Food Group, Ltd. (L)	8,541	30,853
Ridley Corp., Ltd. (L)	19,156	20,390
Sandfire Resources NL	8,888	38,578
Saracen Mineral Holdings, Ltd. (I)	53,338	48,037
Select Harvests, Ltd. (L)	4,873	18,352
Senex Energy, Ltd. (I)(L)	87,382	18,459
Servcorp, Ltd. (L)	3,171	13,891
Seven Group Holdings, Ltd.	7,850	66,044
Seven West Media, Ltd.	40,846	22,444
SG Fleet Group, Ltd.	7,879	23,016
Sigma Healthcare, Ltd.	86,903	59,771
Silex Systems, Ltd. (I)(L)	1,955	548
Silver Lake Resources, Ltd. (I)(L)	29,625	10,721
Sirtex Medical, Ltd. (L)	4,444	55,508
Slater & Gordon, Ltd. (I)	17,919	1,114
SmartGroup Corp., Ltd.	3,670	20,224
SMS Management & Technology, Ltd.	8,079	11,152

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Southern Cross Media Group, Ltd.	51,441	$49,215
Spark Infrastructure Group	83,047	167,109
Specialty Fashion Group, Ltd. (I)	12,034	3,653
SpeedCast International, Ltd.	11,384	33,434
St. Barbara, Ltd. (I)	33,049	74,043
Steadfast Group, Ltd.	29,369	60,009
Super Retail Group, Ltd.	10,419	65,658
Tabcorp Holdings, Ltd.	39,373	132,233
Tassal Group, Ltd.	13,458	39,407
Technology One, Ltd.	18,112	80,146
Ten Network Holdings, Ltd. (I)(L)	12,932	1,590
The Prime Retirement & Aged Care Property Trust (I)	14,396	0
The Reject Shop, Ltd. (L)	2,561	8,188
Tiger Resources, Ltd. (I)	92,816	3,496
Tox Free Solutions, Ltd. (L)	11,775	21,717
Treasury Wine Estates, Ltd.	8,032	81,219
Troy Resources, Ltd. (I)	15,555	934
Village Roadshow, Ltd. (L)	4,755	14,797
Virgin Australia Holdings, Ltd. (I)	221,832	27,271
Virgin Australia Holdings, Ltd. (Australian Securities Exchange) (I)	359,466	1,381
Virtus Health, Ltd.	8,064	33,313
Watpac, Ltd. (I)	11,170	4,852
Webjet, Ltd.	9,273	88,018
Western Areas, Ltd. (I)(L)	18,795	30,485
Westgold Resources, Ltd. (I)	15,813	22,405
Whitehaven Coal, Ltd. (I)	54,148	119,418
WorleyParsons, Ltd. (I)	10,012	86,266
WPP AUNZ, Ltd.	25,254	24,251
		7,967,567
Austria - 1.5%
ams AG (I)	4,783	310,378
ANDRITZ AG	1,914	115,477
Austria Technologie & Systemtechnik AG (L)	1,376	15,446
BUWOG AG (I)	4,314	123,868
CA Immobilien Anlagen AG	4,952	120,881
DO & CO AG (L)	303	21,378
EVN AG	3,092	46,218
Kapsch TrafficCom AG	191	10,215
Lenzing AG	504	90,264
Mayr Melnhof Karton AG	615	80,440
Oesterreichische Post AG	2,555	111,011
Palfinger AG	1,137	53,052
POLYTEC Holding AG	995	18,779
Porr AG	356	11,247
Raiffeisen Bank International AG (I)	7,252	183,052
RHI AG	2,041	75,696
Rosenbauer International AG	174	11,466
S IMMO AG	3,364	48,839
Schoeller-Bleckmann Oilfield Equipment AG (I)	944	61,846
Semperit AG Holding	822	23,987
Strabag SE (L)	893	38,694
Telekom Austria AG (I)	7,836	61,705

The accompanying notes are an integral part of the financial statements.

91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
UNIQA Insurance Group AG	4,329	$40,379
Verbund AG	1,830	34,905
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,712	48,323
Wienerberger AG	7,937	180,561
Zumtobel Group AG (L)	2,545	47,314
		1,985,421
Belgium - 1.8%
Ablynx NV (I)	1,954	25,188
Ackermans & van Haaren NV	1,580	263,801
AGFA-Gevaert NV (I)	16,974	82,572
Banque Nationale de Belgique	12	40,018
Barco NV	827	84,898
Bekaert SA	2,225	113,196
bpost SA	2,741	66,202
Celyad SA (I)(L)	493	20,849
Cie d’Entreprises CFE	584	82,749
Cie Immobiliere de Belgique SA	47	2,904
D’ieteren SA	1,795	83,878
Deceuninck NV	7,720	28,917
Econocom Group SA	9,888	82,665
Elia System Operator SA	2,455	138,935
Euronav NV (L)	5,702	45,078
EVS Broadcast Equipment SA	811	32,605
Exmar NV (L)	1,567	7,521
Fagron (I)(L)	2,409	29,641
Galapagos NV (I)	2,443	186,759
Gimv NV	23	1,393
Ion Beam Applications	1,305	71,928
Kinepolis Group NV	1,085	60,240
Lotus Bakeries (L)	9	23,966
Melexis NV	1,616	132,697
Nyrstar NV (I)(L)	5,514	33,623
Ontex Group NV	3,527	125,300
Orange Belgium SA	2,358	55,190
Recticel SA	2,296	17,801
Rezidor Hotel Group AB	5,758	21,272
Sioen Industries NV	374	12,089
Sipef SA	420	30,224
Tessenderlo Chemie NV (I)	2,049	88,112
ThromboGenics NV (I)	1,612	5,799
Umicore SA (L)	4,011	279,010
Van de Velde NV (L)	377	20,175
Viohalco SA (I)	7,173	23,538
		2,420,733
Bermuda - 0.2%
Hiscox, Ltd.	16,221	267,835
Cambodia - 0.0%
NagaCorp, Ltd.	104,000	54,624
Canada - 8.6%
5N Plus, Inc. (I)	3,515	8,755
Absolute Software Corp.	3,900	23,097
Advantage Oil & Gas, Ltd. (I)	11,500	77,772
Aecon Group, Inc.	5,700	70,942
AG Growth International, Inc. (L)	1,100	48,961

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
AGF Management, Ltd., Class B (L)	4,298	$22,338
AGT Food & Ingredients, Inc. (L)	1,218	21,865
Aimia, Inc.	6,977	9,308
AirBoss of America Corp. (L)	1,500	15,153
AKITA Drilling, Ltd., Class A	700	3,860
Alamos Gold, Inc., Class A	20,848	147,904
Alaris Royalty Corp. (L)	3,829	68,000
Algonquin Power & Utilities Corp. (L)	14,667	154,384
Alio Gold, Inc. (I)(L)	638	2,888
Alterra Power Corp.	1,571	6,893
Altius Minerals Corp. (L)	3,100	25,793
Altus Group, Ltd.	2,018	43,619
Amaya, Inc. (I)	6,400	114,399
Andrew Peller, Ltd., Class A	1,800	15,199
Asanko Gold, Inc. (I)(L)	6,600	10,128
Athabasca Oil Corp. (I)(L)	42,135	32,816
ATS Automation Tooling Systems, Inc. (I)	5,847	59,922
AuRico Metals, Inc. (I)	7,628	6,706
AutoCanada, Inc. (L)	1,985	29,206
Avigilon Corp. (I)(L)	2,600	28,851
B2Gold Corp. (I)	65,356	183,952
Badger Daylighting, Ltd. (L)	2,322	47,665
Baytex Energy Corp. (I)(L)	11,400	27,691
Bellatrix Exploration, Ltd. (I)(L)	9,897	5,648
Birch Mountain Resources, Ltd. (I)	9,200	1
Birchcliff Energy, Ltd.	9,700	45,703
Bird Construction, Inc. (L)	4,995	32,817
Black Diamond Group, Ltd.	2,750	5,853
BlackPearl Resources, Inc. (I)	24,200	18,661
BMTC Group, Inc.	500	4,260
Bonavista Energy Corp.	13,661	28,548
Bonterra Energy Corp. (L)	2,200	28,399
Boralex, Inc., Class A	4,377	74,120
BRP, Inc.	1,500	43,943
Calfrac Well Services, Ltd. (I)	6,414	12,415
Canaccord Genuity Group, Inc.	6,371	26,186
Canacol Energy, Ltd. (I)(L)	7,565	25,026
Canadian Western Bank (L)	4,915	103,773
Canam Group, Inc.	2,800	26,558
Canfor Corp. (I)	5,300	80,064
Canfor Pulp Products, Inc.	2,715	26,296
Capital Power Corp. (L)	6,627	124,282
Capstone Mining Corp. (I)	29,467	21,359
Cara Operations, Ltd.	1,300	23,618
Cascades, Inc.	5,223	71,248
Celestica, Inc. (I)	6,919	94,010
Centerra Gold, Inc.	14,877	81,222
Cequence Energy, Ltd. (I)	2,335	360
CES Energy Solutions Corp.	13,646	60,822
Chinook Energy, Inc. (I)(L)	3,544	929
Cineplex, Inc.	3,000	122,286
Clearwater Seafoods, Inc.	1,500	13,209
Cogeco Communications, Inc.	1,107	67,617
Cogeco, Inc.	245	12,753
Colliers International Group, Inc.	2,300	130,005
Computer Modelling Group, Ltd.	5,720	44,903

The accompanying notes are an integral part of the financial statements.

92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Copper Mountain Mining Corp. (I)(L)	8,800	$5,632
Corridor Resources, Inc. (I)	4,930	1,882
Corus Entertainment, Inc., B Shares (L)	8,506	89,402
Cott Corp.	8,900	128,545
Crew Energy, Inc. (I)	11,300	34,942
CRH Medical Corp. (I)(L)	1,900	10,813
Delphi Energy Corp. (I)	20,245	19,046
Denison Mines Corp. (I)(L)	33,028	14,263
Detour Gold Corp. (I)	2,200	25,753
DHX Media, Ltd., Variable Voting Shares	900	3,977
DHX Media, Ltd., Voting Shares (I)(L)	5,800	25,672
DIRTT Environmental Solutions (I)	700	3,698
Dominion Diamond Corp.	5,961	75,018
Dorel Industries, Inc., Class B	2,900	77,084
DREAM Unlimited Corp., Class A (I)	4,500	25,540
Dundee Precious Metals, Inc. (I)	8,500	15,862
ECN Capital Corp.	30,400	93,769
Eldorado Gold Corp.	43,669	115,840
Enbridge Income Fund Holdings, Inc.	2,092	51,929
Enercare, Inc.	5,502	83,667
Enerflex, Ltd.	6,400	92,881
Enerplus Corp.	11,735	95,198
Enghouse Systems, Ltd.	1,100	44,575
Ensign Energy Services, Inc.	14,200	75,884
Entertainment One, Ltd.	14,412	41,388
Epsilon Energy, Ltd. (I)	3,600	8,411
Equitable Group, Inc. (L)	996	45,683
Essential Energy Services, Ltd. (I)	7,268	3,531
Evertz Technologies, Ltd.	1,712	23,499
Exchange Income Corp. (L)	1,368	34,875
Exco Technologies, Ltd.	1,500	12,353
Extendicare, Inc. (L)	6,230	49,723
Fiera Capital Corp.	3,035	32,180
Firm Capital Mortgage Investment Corp.	1,100	11,239
First Majestic Silver Corp. (I)(L)	8,181	67,881
First National Financial Corp. (L)	700	14,655
FirstService Corp.	2,300	147,581
Fortuna Silver Mines, Inc. (I)	8,670	42,454
Gamehost, Inc.	100	713
Genworth MI Canada, Inc. (L)	3,888	106,974
Gibson Energy, Inc. (L)	7,398	95,613
Glacier Media, Inc. (I)	6,100	2,869
Gluskin Sheff + Associates, Inc.	2,500	32,291
GMP Capital, Inc. (I)	3,026	7,420
goeasy, Ltd.	46	979
Golden Star Resources, Ltd. (I)	11,800	7,734
Gran Tierra Energy, Inc. (I)	34,066	75,656
Granite Oil Corp. (I)	1,167	4,167
Great Canadian Gaming Corp. (I)	3,100	57,085
Great Panther Silver, Ltd. (I)(L)	14,100	18,049
Guyana Goldfields, Inc. (I)	6,600	30,944
Hanfeng Evergreen, Inc. (I)	200	1
Heroux-Devtek, Inc. (I)	1,600	18,051
High Liner Foods, Inc.	1,773	23,913
Home Capital Group, Inc. (L)	3,879	50,821
Horizon North Logistics, Inc. (L)	8,109	8,317

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Hudbay Minerals, Inc.	18,257	$105,589
IAMGOLD Corp. (I)	29,828	153,878
Imperial Metals Corp. (I)(L)	4,600	16,920
Innergex Renewable Energy, Inc. (L)	7,256	79,789
Interfor Corp. (I)	4,720	67,626
International Tower Hill Mines, Ltd. (I)(L)	2,300	1,100
Intertape Polymer Group, Inc.	3,400	64,733
Just Energy Group, Inc.	5,840	30,623
K-Bro Linen, Inc.	600	18,738
KAB Distribution, Inc. (I)	7,076	0
Kelt Exploration, Ltd. (I)	10,445	50,582
Kinaxis, Inc. (I)	468	29,138
Kingsway Financial Services, Inc. (I)	425	2,605
Kirkland Lake Gold, Ltd.	9,062	85,742
Klondex Mines, Ltd. (I)	11,500	38,753
Knight Therapeutics, Inc. (I)	1,000	7,935
Laurentian Bank of Canada (L)	2,914	121,724
Leon’s Furniture, Ltd.	1,183	16,010
Linamar Corp.	2,567	126,529
Liquor Stores N.A., Ltd.	1,500	11,370
Lucara Diamond Corp.	19,784	42,107
Lundin Mining Corp.	100	568
MacDonald Dettwiler & Associates, Ltd.	683	35,540
Magellan Aerospace Corp.	900	14,047
Mainstreet Health Investments, Inc.	2,000	18,603
Major Drilling Group International, Inc. (I)	6,800	44,519
Mandalay Resources Corp.	9,500	2,747
Maple Leaf Foods, Inc.	5,183	130,854
Martinrea International, Inc.	7,093	57,923
Medical Facilities Corp.	2,104	23,753
MEG Energy Corp. (I)(L)	18,588	54,612
Mitel Networks Corp. (I)(L)	7,200	52,912
Morguard Corp.	200	28,493
Morneau Shepell, Inc.	3,098	49,786
MTY Food Group, Inc.	1,000	35,750
Mullen Group, Ltd.	6,082	75,040
Nevsun Resources, Ltd.	10,958	26,449
New Flyer Industries, Inc. (L)	2,279	95,322
New Gold, Inc. (I)	23,228	73,797
Newalta Corp. (I)(L)	4,200	4,664
Norbord, Inc.	1,572	48,937
Northland Power, Inc.	6,966	124,086
Novelion Therapeutics, Inc. (I)	20	185
NuVista Energy, Ltd. (I)	13,605	68,717
Obsidian Energy, Ltd. (I)	47,519	59,729
Osisko Gold Royalties, Ltd.	7,495	91,607
Painted Pony Energy, Ltd. (I)	7,448	27,166
Pan American Silver Corp.	7,600	127,819
Paramount Resources, Ltd., Class A (I)	6,600	97,158
Parex Resources, Inc. (I)	8,116	92,313
Parkland Fuel Corp.	4,934	113,039
Pason Systems, Inc.	5,200	77,551
Pengrowth Energy Corp. (I)(L)	37,750	29,692
PHX Energy Services Corp. (I)	1,500	2,718
Pizza Pizza Royalty Corp.	1,729	22,906
Platinum Group Metals, Ltd. (I)	500	420

The accompanying notes are an integral part of the financial statements.

93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Polaris Infrastructure, Inc.	1,500	$19,768
PolyMet Mining Corp. (I)	11,854	7,039
Precision Drilling Corp. (I)	21,659	73,989
Premium Brands Holdings Corp.	1,400	100,444
Primero Mining Corp. (I)(L)	8,118	2,817
Pulse Seismic, Inc. (I)(L)	2,882	5,778
Quarterhill, Inc.	9,800	14,132
Questerre Energy Corp., Class A (I)(L)	19,444	9,746
Raging River Exploration, Inc. (I)	10,500	65,504
Reitmans Canada, Ltd., Class A	3,200	10,611
Richelieu Hardware, Ltd.	3,500	81,103
Richmont Mines, Inc. (I)(L)	2,000	15,577
RMP Energy, Inc. (I)	10,900	5,211
Rocky Mountain Dealerships, Inc.	100	767
Rogers Sugar, Inc. (L)	6,474	31,651
Russel Metals, Inc.	3,789	75,850
Sabina Gold & Silver Corp. (I)	2,375	3,663
Sandstorm Gold, Ltd. (I)(L)	16,231	62,706
Sandvine Corp. (L)	11,600	38,374
Secure Energy Services, Inc.	11,054	75,438
SEMAFO, Inc. (I)	19,490	44,938
ShawCor, Ltd.	3,073	62,749
Sherritt International Corp. (I)(L)	33,600	19,951
Sienna Senior Living, Inc. (L)	1,555	21,548
Sierra Wireless, Inc. (I)	2,100	58,977
Silver Standard Resources, Inc. (I)	8,562	83,124
Sleep Country Canada Holdings, Inc. (S)	1,000	31,732
Spartan Energy Corp. (I)	6,000	28,455
Sprott, Inc.	9,900	17,406
Stantec, Inc.	4,122	103,781
Stella-Jones, Inc.	2,800	95,564
Stuart Olson, Inc.	1,600	6,576
Student Transportation, Inc. (L)	5,290	32,063
SunOpta, Inc. (I)	5,308	54,030
Superior Plus Corp. (L)	9,057	79,759
Surge Energy, Inc. (L)	16,100	25,948
Taseko Mines, Ltd. (I)	16,100	20,361
Tembec, Inc. (I)(L)	3,200	10,364
Teranga Gold Corp. (I)	3,900	10,556
TFI International, Inc.	5,885	126,930
The Descartes Systems Group, Inc. (I)	5,000	121,646
The Jean Coutu Group PJC, Inc., Class A	2,507	38,471
The North West Company, Inc.	3,683	88,781
Theratechnologies, Inc. (I)(L)	2,700	17,864
Timbercreek Financial Corp. (L)	6,000	43,353
TLC Vision Corp. (I)	3,400	12
TMAC Resources, Inc. (I)	2,100	23,513
TMX Group, Ltd.	2,506	136,354
TORC Oil & Gas, Ltd.	9,480	37,063
Toromont Industries, Ltd.	5,568	204,979
Torstar Corp., Class B	6,800	7,813
Total Energy Services, Inc.	3,132	32,121
TransAlta Corp.	20,404	130,436
TransAlta Renewables, Inc. (L)	2,998	36,203
Transcontinental, Inc., Class A	3,983	78,935
TransGlobe Energy Corp. (I)	5,600	7,428

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Trican Well Service, Ltd. (I)	20,709	$57,969
Trilogy Energy Corp. (I)	7,400	27,790
Trinidad Drilling, Ltd. (I)	17,619	26,494
Uni-Select, Inc. (L)	3,201	77,310
Valener, Inc. (L)	3,089	53,167
Vecima Networks, Inc.	479	3,694
Veresen, Inc.	11,625	164,407
Wajax Corp.	1,300	22,696
Wesdome Gold Mines, Ltd. (I)	8,000	18,816
West Fraser Timber Company, Ltd.	200	9,466
Western Energy Services Corp. (I)(L)	3,316	4,475
Western Forest Products, Inc.	25,850	46,645
Westshore Terminals Investment Corp. (L)	4,189	67,868
Whitecap Resources, Inc.	23,168	165,435
Winpak, Ltd.	1,977	88,758
Xtreme Drilling Corp. (I)	1,478	2,348
Yamana Gold, Inc.	47,210	113,948
Yellow Pages, Ltd. (I)(L)	200	1,147
ZCL Composites, Inc. (L)	3,500	35,140
Zenith Capital Corp. (I)	1,700	288
		11,561,609
China - 0.1%
China Gold International Resources Corp., Ltd. (I)	18,050	27,559
FIH Mobile, Ltd.	121,000	37,354
Microport Scientific Corp.	28,000	22,058
		86,971
Denmark - 2.0%
ALK-Abello A/S	491	73,270
Alm Brand A/S (L)	6,541	58,287
Amagerbanken A/S (I)	25,580	0
Ambu A/S, Class B (I)	1,232	79,426
Bang & Olufsen A/S (I)	3,937	65,904
Bavarian Nordic A/S (I)	2,241	132,014
D/S Norden A/S (I)	2,246	40,878
Dfds A/S	2,262	120,589
FLSmidth & Company A/S	2,430	153,551
GN Store Nord A/S	7,647	223,285
IC Group A/S	807	17,354
Jyske Bank A/S	2,691	155,874
Lan & Spar Bank A/S	225	18,172
Matas A/S	613	9,703
NKT Holding A/S (I)	2,134	171,129
Per Aarsleff Holding A/S	1,380	33,505
Ringkjoebing Landbobank A/S	1,650	82,385
Rockwool International A/S, A Shares	192	40,509
Rockwool International A/S, B Shares	501	110,233
Royal Unibrew A/S	3,087	148,059
Santa Fe Group A/S (I)	800	6,820
Schouw & Company AB	1,093	117,290
SimCorp A/S	2,989	181,011
Solar A/S, B Shares	410	23,769
Spar Nord Bank A/S	7,501	98,374
Sydbank A/S	4,912	185,150
TDC A/S	27,115	157,684

The accompanying notes are an integral part of the financial statements.

94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Topdanmark A/S (I)	4,267	$136,267
Tryg A/S	2,099	45,903
United International Enterprises	65	13,569
Vestjysk Bank A/S (I)	155	217
William Demant Holding A/S (I)	2	52
		2,700,233
Faroe Islands - 0.1%
Bakkafrost P/F	2,180	82,089
Finland - 2.6%
Aktia Bank OYJ	1,046	11,204
Alma Media OYJ	4,110	27,986
Amer Sports OYJ (I)	8,009	200,322
Apetit OYJ	696	11,136
Atria OYJ	1,021	11,951
BasWare OYJ (I)	538	24,212
Bittium OYJ	2,708	22,505
Cargotec OYJ, B Shares	2,603	165,124
Caverion Corp. (I)(L)	6,387	51,138
Citycon OYJ	27,617	72,470
Cramo OYJ	2,993	89,593
Elisa OYJ	6,236	241,908
F-Secure OYJ	7,159	34,110
Finnair OYJ	3,281	24,010
Fiskars OYJ ABP	3,218	79,003
HKScan OYJ, A Shares	316	1,133
Huhtamaki OYJ	6,103	240,341
Ilkka-Yhtyma OYJ	1,535	5,269
Kemira OYJ	8,860	111,992
Kesko OYJ, A Shares	690	34,389
Kesko OYJ, B Shares	3,706	188,517
Konecranes OYJ	3,667	155,253
Lassila & Tikanoja OYJ	1,447	30,433
Metsa Board OYJ (L)	17,392	126,241
Metso OYJ	5,246	182,025
Nokian Renkaat OYJ	5,661	234,329
Olvi OYJ, A Shares	1,172	41,032
Oriola-KD OYJ, B Shares	9,290	38,872
Orion OYJ, Class A	1,226	78,085
Orion OYJ, Class B	226	14,437
Outokumpu OYJ	16,994	135,607
Outotec OYJ (I)	13,940	95,989
Poyry OYJ (I)	2,864	15,617
Raisio OYJ, V Shares	8,267	34,362
Ramirent OYJ	4,765	48,069
Rapala VMC OYJ	2,298	10,476
Sanoma OYJ	4,712	44,025
Stockmann OYJ ABP, B Shares (I)	2,666	23,225
Technopolis OYJ	8,322	35,081
Tieto OYJ	3,984	123,251
Tikkurila OYJ	2,646	57,234
Uponor OYJ	3,834	69,690
Vaisala OYJ, A Shares	206	10,265
Valmet OYJ	4,540	88,218
YIT OYJ	10,171	85,072
		3,425,201

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 5.2%
ABC arbitrage	1,818	$13,393
Air France-KLM (I)	8,947	127,715
Akka Technologies	546	28,292
Albioma SA	1,912	43,993
Altamir	752	13,993
Alten SA	1,830	150,933
Altran Technologies SA	10,128	164,994
APRIL SA	1,212	19,107
Assystem	1,078	38,143
Axway Software SA	531	18,539
Beneteau SA	2,042	35,259
BioMerieux	77	16,674
Boiron SA	604	59,566
Bonduelle SCA	1,014	38,038
Burelle SA	28	36,314
Cegedim SA (I)(L)	186	6,448
CGG SA (I)(L)	1,072	4,949
Chargeurs SA	604	16,627
Cie des Alpes	874	29,284
Cie Plastic Omnium SA	4,529	165,235
Coface SA	8,794	87,998
Derichebourg SA	5,068	42,822
Devoteam SA	165	13,126
Edenred	7,903	206,151
Electricite de Strasbourg SA	81	11,109
Elior Group (S)	3,196	92,891
Elis SA (L)	2,641	60,513
Eramet (I)(L)	341	16,727
Euler Hermes Group	795	94,490
Europcar Groupe SA (S)	1,643	24,065
Eutelsat Communications SA	4,961	126,580
Faurecia (L)	3,465	175,715
Fnac Darty SA (I)	1,583	128,323
Gaztransport Et Technigaz SA	1,656	66,175
GL Events	213	6,002
Groupe Crit	163	15,149
Groupe Eurotunnel SE	3,269	34,879
Guerbet	272	24,389
Haulotte Group SA	962	16,427
Havas SA (L)	5,546	58,408
Imerys SA	1,636	142,404
Interparfums SA	920	34,844
Ipsen SA	1,857	254,108
IPSOS (L)	2,286	85,796
Jacquet Metal Service	1,278	33,853
Korian SA	2,456	83,804
Lagardere SCA	7,152	225,676
Le Noble Age	166	11,375
Lectra	1,346	36,960
LISI	1,205	57,326
Manitou BF SA	880	27,404
Mersen SA	1,171	38,448
Metropole Television SA	4,400	102,299
MGI Coutier	370	14,799
Naturex (I)(L)	388	40,917
Neopost SA	2,259	104,906

The accompanying notes are an integral part of the financial statements.

95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Nexans SA	2,031	$111,223
Nexity SA (I)	2,360	136,973
Nicox (I)(L)	546	7,411
Oeneo SA	1,331	14,176
Orpea	2,429	270,804
Parrot SA (I)(L)	1,788	19,227
Pierre & Vacances SA (I)	142	7,973
Rallye SA	1,771	36,484
Rexel SA	15,436	252,261
Robertet SA	135	62,295
Rothschild & Company	265	9,661
Rubis SCA (L)	2,775	314,748
Sartorius Stedim Biotech	1,734	134,418
Savencia SA	372	35,089
Seche Environnement SA (L)	335	13,246
Societe Internationale de Plantations d’Heveas SA (I)(L)	50	4,866
Solocal Group (I)(L)	36,459	47,559
Somfy SA	790	82,836
Sopra Steria Group	1,112	177,458
SPIE SA	2,798	84,046
Ste Industrielle d’Aviation Latecoere SA (I)	5,397	25,708
Stef SA	202	21,147
Synergie SA	557	27,357
Tarkett SA	1,163	54,054
Technicolor SA	12,585	54,823
Teleperformance	3,400	435,956
Television Francaise 1	8,404	117,489
Thermador Groupe	96	10,229
Trigano SA	613	72,995
Ubisoft Entertainment SA (I)	6,350	360,498
Vallourec SA (I)(L)	16,009	97,432
Valneva SE (I)(L)	1,912	6,460
Vetoquinol SA	56	3,268
Vicat SA	1,185	83,497
VIEL & Cie SA	6,040	40,181
Vilmorin & Cie SA	559	45,524
Virbac SA (I)	350	56,187
		6,959,913
Gabon - 0.0%
Total Gabon	20	3,244
Georgia - 0.1%
BGEO Group PLC	2,491	113,323
Germany - 6.0%
Aareal Bank AG	4,192	166,445
ADLER Real Estate AG (I)	985	15,301
ADO Properties SA (S)	522	22,086
ADVA Optical Networking SE (I)	2,463	25,458
AIXTRON SE (I)(L)	3,257	22,913
Amadeus Fire AG	346	30,415
Aurubis AG	2,413	189,822
Axel Springer SE	1,062	63,881
Bauer AG	314	7,559
BayWa AG	1,025	36,423
Bechtle AG	1,062	136,542

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Bertrandt AG (L)	394	$39,506
Bijou Brigitte AG	340	22,898
Bilfinger SE	1,326	52,047
Biotest AG (L)	714	22,733
Borussia Dortmund GmbH & Company KGaA	5,769	40,195
CANCOM SE	1,131	68,876
Carl Zeiss Meditec AG	1,671	86,916
CENTROTEC Sustainable AG	476	10,478
Cewe Stiftung & Company KGAA	503	42,441
Clere AG (I)	248	4,646
comdirect bank AG	2,610	28,982
CompuGroup Medical SE	1,153	64,684
CropEnergies AG	1,544	17,118
CTS Eventim AG & Company KGaA	3,354	148,514
Delticom AG	491	8,899
Deutsche Beteiligungs AG	423	18,866
Deutz AG	7,001	59,138
DIC Asset AG	1,173	12,875
DMG Mori AG	3,262	183,529
Draegerwerk AG & Company KGaA	82	6,606
Drillisch AG	2,708	163,352
Duerr AG	1,814	215,888
Elmos Semiconductor AG	566	12,455
ElringKlinger AG (L)	2,576	49,384
Evotec AG (I)	2,885	46,117
Fielmann AG (L)	1,171	90,379
Fraport AG Frankfurt Airport Services Worldwide	1,964	173,800
Freenet AG	8,192	261,347
FUCHS PETROLUB SE	1,379	65,073
Gerresheimer AG	1,930	155,334
Gerry Weber International AG	2,449	28,270
Gesco AG	885	25,066
GFT Technologies SE (L)	961	19,981
Grammer AG	1,191	62,450
GRENKE AG	176	39,178
Hamburger Hafen und Logistik AG	2,218	48,557
Heidelberger Druckmaschinen AG (I)	18,003	54,826
Hella KGaA Hueck & Company	811	39,996
Hornbach Baumarkt AG	249	8,991
HUGO BOSS AG	1,174	82,300
Indus Holding AG	1,395	98,950
Isra Vision AG	212	36,058
Jenoptik AG	4,362	114,671
K+S AG (L)	4,281	109,957
KION Group AG	1,330	101,735
Kloeckner & Company SE	4,625	48,779
Koenig & Bauer AG	506	34,299
Kontron AG (I)	4,988	18,111
Krones AG	1,001	116,038
KWS Saat SE	137	53,872
LANXESS AG	3,724	282,430
LEG Immobilien AG	2,491	234,476
Leifheit AG	180	7,034
Leoni AG	2,398	123,616

The accompanying notes are an integral part of the financial statements.

96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Manz AG (I)(L)	233	$9,011
Medigene AG (I)(L)	760	9,602
MLP AG	5,864	39,202
MTU Aero Engines AG	2,479	350,251
Nemetschek SE	1,243	92,727
Nexus AG	546	16,140
Nordex SE (I)(L)	4,553	56,016
Norma Group SE	2,215	115,231
OHB SE	399	12,097
OSRAM Licht AG	2,844	227,014
PATRIZIA Immobilien AG (I)	2,383	45,063
Pfeiffer Vacuum Technology AG	467	68,441
PNE Wind AG	4,544	13,227
Puma SE	153	58,897
QSC AG (L)	6,549	13,038
Rational AG	233	124,245
Rheinmetall AG	2,634	250,714
RHOEN-KLINIKUM AG	2,861	83,581
RIB Software AG (L)	1,641	27,752
SAF-Holland SA	4,007	68,760
Salzgitter AG	2,631	107,373
Schaltbau Holding AG (I)	493	21,609
SHW AG	14	596
Siltronic AG (I)	860	73,070
Sixt SE (L)	1,086	65,711
SMA Solar Technology AG (L)	916	27,530
Software AG	3,732	163,686
STADA Arzneimittel AG (L)	4,642	329,727
Stroeer SE & Company KGaA	1,951	117,148
Suedzucker AG	5,201	108,583
Suess MicroTec AG (I)(L)	2,259	26,610
TAG Immobilien AG	6,757	106,428
Takkt AG	2,476	61,841
TLG Immobilien AG	1,903	38,949
Tom Tailor Holding AG (I)	946	8,462
Traffic Systems SE	106	1,739
Uniper SE	3,385	63,605
Vossloh AG (I)	859	55,292
VTG AG	729	28,503
Wacker Chemie AG	578	62,908
Wacker Neuson SE	2,553	62,042
Washtec AG	850	65,353
XING AG	155	41,366
		7,998,702
Gibraltar - 0.0%
888 Holdings PLC	12,231	40,620
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (I)	3,303	155
TT Hellenic Postbank SA (I)	12,594	0
		155
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (I)	6,473	4,163

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong - 3.0%
Allied Group, Ltd.	6,000	$37,685
Allied Properties HK, Ltd.	160,000	34,633
APAC Resources, Ltd. (I)	10,264	1,393
APT Satellite Holdings, Ltd.	32,250	16,917
Asia Financial Holdings, Ltd.	26,000	14,149
Asia Satellite Telecommunications Holdings, Ltd.	2,500	2,660
Asian Growth Properties, Ltd.	5,072	1,586
Associated International Hotels, Ltd.	38,000	113,870
BEP International Holdings, Ltd.	370,000	11,849
Bonjour Holdings, Ltd.	162,800	8,127
Bright Smart Securities & Commodities Group, Ltd. (L)	26,000	7,656
Brightoil Petroleum Holdings, Ltd. (I)	117,000	31,619
Brockman Mining, Ltd. (I)	740,840	14,250
Burwill Holdings, Ltd. (I)	292,000	8,037
Cafe de Coral Holdings, Ltd.	26,000	84,228
Champion Technology Holdings, Ltd. (I)	545,220	7,465
Chen Hsong Holdings	10,000	2,739
Cheuk Nang Holdings, Ltd.	3,266	2,189
China Billion Resources, Ltd. (I)	48,960	157
China Energy Development Holdings, Ltd. (I)	634,000	5,766
China Metal International Holdings, Inc. (L)	12,000	4,470
China Solar Energy Holdings, Ltd. (I)	42,500	980
China Wah Yan Healthcare, Ltd. (I)	99,900	332
Chinese Estates Holdings, Ltd. (L)	22,000	30,705
Chong Hing Bank, Ltd.	10,000	21,107
Chow Sang Sang Holdings International, Ltd.	22,000	51,346
Chuang’s Consortium International, Ltd.	30,948	7,092
CITIC Telecom International Holdings, Ltd.	112,000	35,851
CK Life Sciences International Holdings, Inc.	282,000	23,824
CP Lotus Corp. (I)	220,000	3,328
CSI Properties, Ltd.	245,066	11,770
Dah Sing Banking Group, Ltd.	34,400	73,223
Dah Sing Financial Holdings, Ltd.	10,920	91,662
Dickson Concepts International, Ltd.	29,000	11,516
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Capital Group, Ltd.	192,000	17,216
Emperor Entertainment Hotel, Ltd.	40,000	9,682
Emperor International Holdings, Ltd.	97,333	31,813
Esprit Holdings, Ltd. (I)	117,900	62,799
eSun Holdings, Ltd. (I)	74,000	8,451
Fairwood Holdings, Ltd. (L)	3,500	14,724
Far East Consortium International, Ltd.	102,809	57,400
First Pacific Company, Ltd.	36,000	26,549
Future Bright Holdings, Ltd. (L)	6,000	538
G-Resources Group, Ltd. (I)	2,014,800	29,419
GCL New Energy Holdings, Ltd. (I)(L)	456,000	22,499
Get Nice Financial Group, Ltd.	14,775	2,194
Get Nice Holdings, Ltd.	591,000	20,824
Giordano International, Ltd.	100,000	56,989

The accompanying notes are an integral part of the financial statements.

97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Global Brands Group Holding, Ltd. (I)	304,000	$31,886
Glorious Sun Enterprises, Ltd.	96,000	11,310
Guotai Junan International Holdings, Ltd. (L)	131,000	40,613
Haitong International Securities Group, Ltd.	108,665	64,176
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hanison Construction Holdings, Ltd.	27,441	5,309
Harbour Centre Development, Ltd.	38,000	73,397
HKBN, Ltd.	49,000	49,036
HKR International, Ltd.	47,200	25,398
Hong Kong Aircraft Engineering Company, Ltd.	2,000	13,710
Hong Kong Ferry Holdings Company, Ltd.	29,000	33,240
Hongkong Chinese, Ltd.	66,000	12,252
Hopewell Holdings, Ltd.	23,500	89,508
Hsin Chong Group Holdings, Ltd. (I)(L)	170,000	7,621
Hung Hing Printing Group, Ltd.	82,000	17,215
Hutchison Telecommunications Hong Kong Holdings, Ltd.	136,000	47,888
Imagi International Holdings, Ltd. (I)	3,984	327
IT, Ltd.	44,601	21,998
Johnson Electric Holdings, Ltd.	10,500	36,496
K Wah International Holdings, Ltd.	2,611	1,585
Kerry Logistics Network, Ltd.	36,000	53,195
Kong Sun Holdings, Ltd. (I)	400,000	19,009
Kowloon Development Company, Ltd. (L)	22,000	23,926
KuangChi Science, Ltd. (I)	41,000	14,541
Lai Sun Development Company, Ltd.	766,000	27,967
Landing International Development, Ltd. (I)	1,620,000	15,996
Lifestyle International Holdings, Ltd.	37,500	51,483
Lippo China Resources, Ltd.	36,000	1,245
Liu Chong Hing Investment, Ltd.	16,000	24,633
Luk Fook Holdings International, Ltd.	26,000	88,900
Man Wah Holdings, Ltd.	89,600	80,431
Mandarin Oriental International, Ltd.	8,000	15,995
Mason Financial Holdings, Ltd. (I)	1,548,800	20,426
Melco International Development, Ltd.	43,000	115,041
Midland Holdings, Ltd. (I)(L)	48,000	12,903
Midland IC&I, Ltd. (I)	24,000	1,276
NetMind Financial Holdings, Ltd. (I)	2,210,240	9,342
New Times Energy Corp., Ltd. (I)	59,175	1,970
NewOcean Energy Holdings, Ltd. (I)	66,000	20,207
Noble Group, Ltd. (I)(L)	57,490	19,410
Orient Overseas International, Ltd. (I)	14,500	103,933
Pacific Andes International Holdings, Ltd. (I)	328,006	6,134
Pacific Basin Shipping, Ltd. (I)	243,000	53,546
Pacific Textiles Holdings, Ltd.	51,000	58,844
Paliburg Holdings, Ltd.	46,000	18,792
Paradise Entertainment, Ltd. (I)	52,000	7,865
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	4,837
Pico Far East Holdings, Ltd.	60,000	25,124
Playmates Holdings, Ltd.	78,000	11,483

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Playmates Toys, Ltd.	8,000	$1,455
Polytec Asset Holdings, Ltd.	150,000	11,737
PYI Corp., Ltd. (I)	372,000	7,618
Regal Hotels International Holdings, Ltd.	36,000	31,579
Regina Miracle International Holdings, Ltd. (L)(S)	17,000	14,695
Sa Sa International Holdings, Ltd.	59,288	23,383
SEA Holdings, Ltd.	4,000	5,112
Shenwan Hongyuan HK, Ltd.	20,000	7,715
Shun Tak Holdings, Ltd. (I)	74,250	34,141
Singamas Container Holdings, Ltd. (I)	114,000	17,664
SITC International Holdings Company, Ltd.	64,000	50,299
Sitoy Group Holdings, Ltd.	14,000	3,190
SmarTone Telecommunications Holdings, Ltd.	31,500	41,237
SOCAM Development, Ltd. (I)	16,674	4,374
South China Holdings Company, Ltd. (I)	640,000	24,587
Stella International Holdings, Ltd.	34,500	61,913
Summit Ascent Holdings, Ltd. (I)	90,000	19,821
Sun Hung Kai & Company, Ltd.	45,000	28,983
TAI Cheung Holdings, Ltd.	46,000	48,891
Tao Heung Holdings, Ltd.	14,000	3,497
Television Broadcasts, Ltd.	19,100	71,937
Texwinca Holdings, Ltd.	60,000	36,502
The Cross-Harbour Holdings, Ltd. (L)	18,000	26,980
The Hongkong & Shanghai Hotels, Ltd.	45,500	82,144
The United Laboratories International Holdings, Ltd. (I)(L)	42,000	27,703
TOM Group, Ltd. (I)	52,000	12,853
Town Health International Medical Group, Ltd. (L)	264,000	22,997
Tradelink Electronic Commerce, Ltd.	50,000	9,285
Transport International Holdings, Ltd.	19,200	62,085
Trinity, Ltd. (I)	74,000	4,596
Upbest Group, Ltd.	164,000	26,418
Value Partners Group, Ltd.	39,000	35,499
Varitronix International, Ltd.	18,000	9,888
Victory City International Holdings, Ltd.	113,060	4,056
Vitasoy International Holdings, Ltd.	54,000	111,151
VST Holdings, Ltd. (L)	45,200	13,738
VTech Holdings, Ltd. (L)	6,900	109,302
Wai Kee Holdings, Ltd.	68,000	29,861
Wing Tai Properties, Ltd.	102,000	68,314
Xinyi Glass Holdings, Ltd. (I)	137,000	135,606
Yugang International, Ltd.	312,000	7,715
		3,977,218
Ireland - 0.9%
C&C Group PLC	19,897	73,153
FBD Holdings PLC (I)	1,839	17,321
Glanbia PLC	8,183	159,870
Grafton Group PLC	12,401	113,833
Greencore Group PLC	57,557	184,483
Hostelworld Group PLC (S)	3,022	13,639
IFG Group PLC	8,615	17,953
Irish Continental Group PLC	8,389	48,557

The accompanying notes are an integral part of the financial statements.

98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC	8,650	$297,049
Smurfit Kappa Group PLC	2,327	72,354
UDG Healthcare PLC	16,929	190,945
		1,189,157
Isle of Man - 0.3%
GVC Holdings PLC	10,747	105,916
Hansard Global PLC	6,816	7,986
Paysafe Group PLC (I)	24,226	161,235
Playtech PLC	12,183	150,916
		426,053
Israel - 0.8%
Africa Israel Investments, Ltd. (I)	7,409	724
Africa Israel Properties, Ltd. (I)	558	11,831
Airport City, Ltd. (I)	4,530	62,658
Alrov Properties And Lodgings, Ltd.	399	11,695
Amot Investments, Ltd.	4,144	21,699
Bayside Land Corp.	50	22,274
Blue Square Real Estate, Ltd.	215	9,825
Cellcom Israel, Ltd. (I)	825	7,955
Cellcom Israel, Ltd. (Tel Aviv Stock Exchange) (I)	1,966	18,881
Ceragon Networks, Ltd. (I)	220	566
Clal Biotechnology Industries, Ltd. (I)	3,950	4,190
Clal Insurance Enterprise Holdings, Ltd. (I)	1,200	20,287
Compugen, Ltd. (I)	1,251	4,813
Delek Automotive Systems, Ltd.	1,858	15,126
Delta-Galil Industries, Ltd.	618	18,323
El Al Israel Airlines	24,289	22,328
Electra, Ltd.	37	7,392
First International Bank of Israel, Ltd.	2,114	38,304
Formula Systems 1985, Ltd.	265	9,920
Gilat Satellite Networks, Ltd. (I)	215	1,052
Hadera Paper, Ltd. (I)	244	15,371
Harel Insurance Investments & Financial Services, Ltd.	7,935	46,943
IDI Insurance Company, Ltd.	250	14,568
Inrom Construction Industries, Ltd.	2,183	10,384
Israel Discount Bank, Ltd., Class A (I)	13,862	36,514
Jerusalem Oil Exploration (I)	540	32,435
Kamada, Ltd. (I)	1,616	9,575
Matrix IT, Ltd.	2,095	21,529
Mazor Robotics, Ltd. (I)	1,829	31,506
Melisron, Ltd.	701	36,833
Menora Mivtachim Holdings, Ltd.	1,766	22,228
Migdal Insurance & Financial Holding, Ltd.	13,577	14,523
Mivtach Shamir Holdings, Ltd.	397	8,615
Naphtha Israel Petroleum Corp., Ltd. (I)	2,030	16,180
Nova Measuring Instruments, Ltd. (I)	996	22,753
Oil Refineries, Ltd.	53,675	23,619
Partner Communications Company, Ltd. (I)	9,878	52,300
Paz Oil Company, Ltd.	378	64,526
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	22,047
Scope Metals Group, Ltd.	377	11,832

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Shapir Engineering and Industry, Ltd.	7,076	$22,452
Shikun & Binui, Ltd.	10,724	27,789
Shufersal, Ltd.	5,445	28,545
Strauss Group, Ltd.	2,607	51,021
The Phoenix Holdings, Ltd. (I)	2,821	11,994
Tower Semiconductor, Ltd. (I)	3,359	80,392
		1,046,317
Italy - 4.1%
A2A SpA	67,835	112,793
ACEA SpA	4,062	61,683
Amplifon SpA	9,264	122,249
Anima Holding SpA (S)	11,241	80,585
Ansaldo STS SpA (I)	5,875	74,950
Arnoldo Mondadori Editore SpA (I)	12,613	23,044
Ascopiave SpA	7,647	30,338
Astaldi SpA (L)	4,499	28,004
Autogrill SpA	9,730	117,938
Azimut Holding SpA (L)	6,980	140,423
Banca Generali SpA	4,148	123,778
Banca IFIS SpA	1,607	65,326
Banca Mediolanum SpA	9,167	76,129
Banca Popolare di Sondrio SCPA	22,606	89,441
Banca Profilo SpA	24,032	5,530
Banco BPM SpA (I)	62,866	211,136
Biesse SpA	835	30,021
BPER Banca	28,867	144,587
Brembo SpA	11,280	165,286
Brunello Cucinelli SpA	1,453	38,180
Buzzi Unicem SpA (L)	4,611	114,975
Cairo Communication SpA (L)	2,348	10,300
Cementir Holding SpA	4,165	24,851
Cerved Information Solutions SpA	8,607	92,347
CIR-Compagnie Industriali Riunite SpA	39,015	54,715
Credito Emiliano SpA	6,238	50,513
Credito Valtellinese SpA (I)(L)	7,982	34,091
Danieli & C Officine Meccaniche SpA	788	19,214
Datalogic SpA	981	26,427
Davide Campari-Milano SpA	24,248	171,426
De’ Longhi SpA	2,796	87,713
DeA Capital SpA (I)	4,665	6,477
DiaSorin SpA	1,678	128,990
Ei Towers SpA	1,086	62,880
El.En. SpA	663	21,087
ERG SpA	4,588	64,578
Esprinet SpA	3,554	25,645
Eurotech SpA (I)(L)	1,562	2,389
Falck Renewables SpA	9,073	11,998
Fila SpA	1,063	22,292
FinecoBank Banca Fineco SpA	3,077	24,254
GEDI Gruppo Editoriale SpA (I)	18,304	16,525
Geox SpA (L)	8,390	27,681
Hera SpA	62,355	190,634
IMMSI SpA (I)	6,756	3,338
Industria Macchine Automatiche SpA	816	75,074
Infrastrutture Wireless Italiane SpA (S)	9,385	53,294
Interpump Group SpA	5,467	149,586

The accompanying notes are an integral part of the financial statements.

99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Iren SpA	48,658	$112,690
Italgas SpA	18,826	94,942
Italmobiliare SpA	1,654	45,205
Juventus Football Club SpA (I)(L)	23,150	13,947
Maire Tecnimont SpA	10,323	48,036
MARR SpA	2,608	62,047
Mediaset SpA (I)(L)	38,140	150,261
Moncler SpA	4,044	94,867
OVS SpA (S)	5,863	41,744
Parmalat SpA (L)	8,933	30,920
Piaggio & C SpA (L)	11,658	28,788
Prysmian SpA	8,789	259,219
RAI Way SpA (S)	2,469	12,332
Reply SpA	376	69,650
Retelit SpA (I)(L)	13,231	19,854
Safilo Group SpA (I)	2,378	17,605
Saipem SpA (I)(L)	19,626	72,679
Salini Impregilo SpA (L)	14,544	50,336
Salvatore Ferragamo SpA	2,121	56,630
Saras SpA	33,152	77,272
SAVE SpA	890	21,119
Societa Cattolica di Assicurazioni SCRL	11,261	87,605
Societa Iniziative Autostradali e Servizi SpA	5,263	58,001
Sogefi SpA (I)(L)	3,551	18,954
SOL SpA	2,802	34,029
Tamburi Investment Partners SpA	1,635	9,384
Tod’s SpA (L)	590	36,815
TREVI - Finanziaria Industriale SpA (I)(L)	9,838	7,531
Unione di Banche Italiane SpA (L)	63,162	272,137
Unipol Gruppo Finanziario SpA	23,441	102,850
Vittoria Assicurazioni SpA	2,112	28,842
Yoox Net-A-Porter Group SpA (I)(L)	3,137	86,924
Zignago Vetro SpA	1,669	14,007
		5,451,937
Japan - 22.8%
Achilles Corp.	1,000	16,810
Adastria Company, Ltd.	1,820	50,723
ADEKA Corp.	5,700	87,085
Advan Company, Ltd.	1,000	10,179
Aeon Delight Company, Ltd.	200	6,481
Ai Holdings Corp. (L)	2,700	72,719
Aica Kogyo Company, Ltd.	2,900	88,552
Aichi Corp.	3,200	22,285
Aichi Steel Corp.	700	27,656
Aida Engineering, Ltd.	4,500	43,189
Ain Holdings, Inc.	200	14,474
Aiphone Company, Ltd.	1,300	22,826
Airport Facilities Company, Ltd.	1,200	6,524
Aisan Industry Company, Ltd.	2,500	19,825
Akebono Brake Industry Company, Ltd. (I)	9,400	29,561
Albis Company, Ltd.	500	22,842
Alpen Company, Ltd. (L)	1,100	19,621
Alpha Systems, Inc.	840	17,164
Alpine Electronics, Inc.	3,300	49,510
Altech Corp.	500	16,374

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Amano Corp.	4,300	$89,748
Anest Iwata Corp.	1,800	16,523
Anicom Holdings, Inc.	400	8,778
Anritsu Corp.	9,800	88,547
AOKI Holdings, Inc.	3,100	39,397
Aoyama Trading Company, Ltd.	2,500	89,238
Arakawa Chemical Industries, Ltd.	800	13,731
Arata Corp. (L)	700	23,835
Arcland Sakamoto Company, Ltd.	2,400	32,313
Arcland Service Company, Ltd.	1,000	17,837
Arcs Company, Ltd.	2,625	56,844
Ariake Japan Company, Ltd.	800	55,749
Arisawa Manufacturing Company, Ltd.	2,900	22,324
Arrk Corp. (I)(L)	4,200	4,383
As One Corp.	400	18,717
Asahi Company, Ltd.	800	9,345
Asahi Diamond Industrial Company, Ltd.	3,900	28,727
Asahi Holdings, Inc.	1,800	29,627
ASAHI YUKIZAI CORP.	6,000	13,244
Asatsu-DK, Inc.	2,300	57,672
ASKA Pharmaceutical Company, Ltd.	1,600	24,030
ASKUL Corp. (L)	1,200	36,941
Ateam, Inc. (L)	800	21,222
Atom Corp. (L)	2,000	13,696
Atsugi Company, Ltd.	12,000	12,908
Autobacs Seven Company, Ltd.	4,300	69,889
Avex Group Holdings, Inc.	2,500	33,548
Axell Corp.	100	701
Axial Retailing, Inc.	800	30,580
Azbil Corp.	400	15,228
Bando Chemical Industries, Ltd.	2,500	24,812
Bank of the Ryukyus, Ltd.	3,000	44,056
Belc Company, Ltd.	500	24,934
Bell System24 Holdings, Inc.	2,400	24,652
Belluna Company, Ltd.	2,100	25,117
Benefit One, Inc.	400	16,001
Bic Camera, Inc.	2,200	23,373
BML, Inc.	1,800	35,026
Broadleaf Company, Ltd.	4,500	27,777
BRONCO BILLY Company, Ltd. (L)	1,000	23,406
Bunka Shutter Company, Ltd.	5,000	38,407
CAC Holdings Corp.	1,500	14,041
Can Do Company, Ltd.	900	13,517
Canon Electronics, Inc.	1,700	34,832
Capcom Company, Ltd.	1,600	37,976
Cawachi, Ltd.	900	21,794
Central Glass Company, Ltd.	14,000	60,396
Central Sports Company, Ltd.	600	24,035
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	18,945
Chino Corp.	400	4,433
Chiyoda Company, Ltd.	800	20,970
Chiyoda Integre Company, Ltd.	800	15,884
Chofu Seisakusho Company, Ltd.	1,700	40,578
Chori Company, Ltd.	1,200	22,410
Chubu Shiryo Company, Ltd.	2,000	26,379

The accompanying notes are an integral part of the financial statements.

100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chudenko Corp.	1,900	$49,343
Chuetsu Pulp & Paper Company, Ltd.	5,000	10,499
Chugai Mining Company, Ltd. (I)	25,400	6,554
Chugai Ro Company, Ltd.	5,000	9,933
Chugoku Marine Paints, Ltd.	4,000	30,864
CI Takiron Corp.	3,000	15,961
Ci:z Holdings Company, Ltd.	1,000	37,799
Citizen Watch Company, Ltd.	9,500	66,845
CKD Corp.	3,300	50,526
Clarion Company, Ltd.	8,000	30,520
Cleanup Corp.	2,100	16,177
CMK Corp.	3,700	30,754
cocokara fine, Inc.	1,140	56,395
COLOPL, Inc.	4,600	46,655
Colowide Company, Ltd. (L)	2,200	37,502
Computer Engineering & Consulting, Ltd.	1,200	23,094
CONEXIO Corp.	1,300	22,384
COOKPAD, Inc.	2,900	23,543
Corona Corp.	300	3,039
Cosel Company, Ltd.	1,200	14,792
Cosmo Energy Holdings Company, Ltd.	3,400	53,657
Create Restaurants Holdings, Inc.	2,500	22,590
Create SD Holdings Company, Ltd.	1,900	43,995
CROOZ, Inc. (L)	500	11,990
Dai Nippon Toryo Company, Ltd.	6,000	16,387
Dai-Dan Company, Ltd.	2,000	23,501
Daibiru Corp.	3,400	35,437
Daido Metal Company, Ltd.	1,900	17,262
Daido Steel Company, Ltd.	8,000	46,132
Daidoh, Ltd. (L)	2,000	7,866
Daihen Corp.	7,000	55,176
Daiho Corp.	6,000	28,560
Daiichi Jitsugyo Company, Ltd.	2,000	10,934
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	21,052
Daiichikosho Company, Ltd.	300	14,091
Daiken Corp.	1,000	21,507
Daiken Medical Company, Ltd.	400	2,859
Daikoku Denki Company, Ltd. (L)	800	12,282
Daikokutenbussan Company, Ltd.	300	15,166
Daikyo, Inc.	19,000	38,779
Daikyonishikawa Corp.	3,100	41,511
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	39,687
Daio Paper Corp. (L)	4,600	62,111
Daiseki Company, Ltd.	2,500	55,624
Daisyo Corp. (L)	800	12,790
Daito Pharmaceutical Company, Ltd.	700	15,437
Daiwa Industries, Ltd.	2,000	21,859
Daiwabo Holdings Company, Ltd.	12,000	41,819
DCM Holdings Company, Ltd.	6,500	57,033
Denka Company, Ltd.	13,000	67,273
Denki Kogyo Company, Ltd.	5,000	25,741
Denyo Company, Ltd.	900	15,660
Descente, Ltd.	2,300	31,144
Dexerials Corp.	3,500	34,285

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Digital Arts, Inc.	700	$24,481
Dip Corp.	1,900	38,651
DMG Mori Company, Ltd.	2,600	43,039
Doshisha Company, Ltd.	1,700	32,375
Doutor Nichires Holdings Company, Ltd.	2,300	48,837
Dowa Holdings Company, Ltd.	5,000	37,925
DTS Corp.	900	27,650
Dunlop Sports Company, Ltd.	1,300	13,053
Duskin Company, Ltd.	2,100	54,063
DyDo Group Holdings, Inc.	700	35,249
Eagle Industry Company, Ltd.	2,200	37,350
EDION Corp. (L)	5,000	45,419
Eiken Chemical Company, Ltd.	1,400	42,325
Eizo Corp.	1,100	43,332
Elecom Company, Ltd.	800	16,223
Elematec Corp.	700	11,397
en-japan, Inc.	800	20,846
Enigmo, Inc. (I)(L)	1,200	17,431
Enplas Corp.	400	12,342
EPS Holdings, Inc.	1,800	28,232
eRex Company, Ltd. (L)	1,900	16,516
ESPEC Corp.	1,600	24,501
Excel Company, Ltd.	900	11,733
Exedy Corp.	1,900	53,717
F@N Communications, Inc.	2,000	17,702
FCC Company, Ltd.	2,200	44,479
Feed One Company, Ltd.	15,040	30,660
Ferrotec Holdings, Corp.	2,600	33,722
FIDEA Holdings Company, Ltd.	9,400	15,687
Fields Corp.	1,500	16,135
Financial Products Group Company, Ltd.	2,700	25,794
Foster Electric Company, Ltd.	2,100	36,307
FP Corp.	1,100	59,565
France Bed Holdings Company, Ltd.	2,200	19,563
Fudo Tetra Corp.	10,800	17,315
Fuji Company, Ltd.	1,400	35,866
Fuji Corp., Ltd.	100	665
Fuji Kyuko Company, Ltd. (L)	1,000	10,832
Fuji Oil Company, Ltd.	4,400	13,304
Fuji Oil Holdings, Inc.	4,000	92,529
Fuji Pharma Company, Ltd.	700	23,809
Fuji Seal International, Inc.	2,800	77,409
Fuji Soft, Inc.	1,800	50,973
Fujibo Holdings, Inc.	700	19,663
Fujicco Company, Ltd.	1,000	22,886
Fujikura Kasei Company, Ltd.	2,000	11,194
Fujikura, Ltd.	13,400	112,728
Fujimi, Inc.	500	10,355
Fujimori Kogyo Company, Ltd.	1,100	34,585
Fujisash Company, Ltd.	4,900	4,362
Fujita Kanko, Inc.	300	9,855
Fujitec Company, Ltd.	4,000	52,458
Fujitsu General, Ltd.	3,000	69,570
Fujiya Company, Ltd.	500	11,155
Fukui Computer Holdings, Inc.	700	23,513
Fukushima Industries Corp.	500	19,251

The accompanying notes are an integral part of the financial statements.

101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fukuyama Transporting Company, Ltd.	7,000	$44,476
FULLCAST Holdings Company, Ltd.	2,000	23,149
Funai Electric Company, Ltd.	700	5,610
Funai Soken Holdings, Inc.	1,200	30,596
Furukawa Company, Ltd. (L)	19,000	33,138
Furuno Electric Company, Ltd.	2,400	14,277
Fuso Pharmaceutical Industries, Ltd.	500	12,363
Futaba Corp.	1,700	29,874
Futaba Industrial Company, Ltd.	3,400	30,848
Future Corp.	200	1,568
Fuyo General Lease Company, Ltd.	1,400	80,100
G-Tekt Corp.	1,200	22,411
Gakken Holdings Company, Ltd.	400	11,708
Gecoss Corp.	400	4,787
Geo Holdings Corp.	2,700	28,021
Giken, Ltd.	400	10,706
GLOBERIDE, Inc. (L)	1,000	17,267
Glory, Ltd.	1,600	52,550
GMO Internet, Inc. (L)	2,600	33,851
GMO Payment Gateway, Inc. (L)	600	33,255
Godo Steel, Ltd.	1,000	17,810
Goldcrest Company, Ltd.	990	21,939
Gree, Inc. (I)	2,900	25,347
GS Yuasa Corp.	6,000	26,188
Gun-Ei Chemical Industry Company, Ltd.	400	12,984
Gunze, Ltd.	13,000	46,674
Gurunavi, Inc. (L)	1,400	22,763
H-One Company, Ltd. (L)	1,000	10,982
H2O Retailing Corp.	3,400	62,034
Hakuto Company, Ltd.	1,300	16,460
Hamakyorex Company, Ltd.	1,000	25,009
Hanwa Company, Ltd.	12,000	86,049
Happinet Corp.	1,000	17,549
Harima Chemicals Group, Inc.	2,000	16,496
Hazama Ando Corp.	10,090	63,681
Heiwa Real Estate Company, Ltd.	2,800	45,234
Heiwado Company, Ltd.	2,000	42,848
Hibiya Engineering, Ltd.	1,500	25,670
Hiday Hidaka Corp. (L)	835	20,796
Hioki EE Corp.	500	9,868
Hiramatsu, Inc.	300	1,768
Hirata Corp. (L)	300	31,169
HIS Company, Ltd.	1,400	42,196
Hisaka Works, Ltd.	2,000	17,395
Hitachi Kokusai Electric, Inc.	4,000	93,413
Hitachi Maxell, Ltd.	1,500	30,753
Hitachi Zosen Corp.	11,700	57,772
Hochiki Corp.	1,500	24,005
Hodogaya Chemical Company, Ltd.	700	28,089
Hogy Medical Company, Ltd.	900	59,998
Hokkaido Electric Power Company, Inc.	7,200	54,938
Hokkaido Gas Company, Ltd.	3,000	7,339
Hokkan Holdings, Ltd.	5,000	18,981
Hokuetsu Industries Company, Ltd.	2,000	18,275
Hokuetsu Kishu Paper Company, Ltd.	7,900	62,054
Hokuhoku Financial Group, Inc.	7,300	116,769

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokuriku Electric Power Company (L)	9,000	$81,245
Hokuto Corp.	1,600	28,155
Honeys Holdings Company, Ltd.	1,350	14,603
Hoosiers Holdings	1,500	13,025
Horiba, Ltd.	1,700	103,699
Hosiden Corp.	4,400	50,577
Hosokawa Micron Corp.	600	26,224
Ibiden Company, Ltd.	3,000	51,884
IBJ Leasing Company, Ltd.	1,900	45,728
Ichibanya Company, Ltd.	1,100	37,658
Ichigo, Inc. (L)	12,200	36,478
Ichikoh Industries, Ltd.	4,000	32,289
Ichiyoshi Securities Company, Ltd.	2,800	23,594
Icom, Inc.	500	11,211
Idec Corp.	2,500	32,551
IDOM, Inc. (L)	3,900	26,947
Iino Kaiun Kaisha, Ltd.	5,200	22,358
Ikegami Tsushinki Company, Ltd. (L)	4,000	5,490
Imasen Electric Industrial	1,700	19,941
Imperial Hotel, Ltd.	200	3,958
Inaba Denki Sangyo Company, Ltd.	1,600	60,850
Inaba Seisakusho Company, Ltd.	200	2,579
Inabata & Company, Ltd.	3,000	39,907
Inageya Company, Ltd.	1,500	25,207
Ines Corp.	1,900	19,038
Infocom Corp. (L)	1,200	23,043
Infomart Corp.	7,400	56,306
Information Services International-Dentsu, Ltd.	1,100	25,802
Intage Holdings, Inc.	900	17,828
Internet Initiative Japan, Inc.	2,400	43,626
Inui Global Logistics Company, Ltd.	875	6,557
Iriso Electronics Company, Ltd.	700	56,454
Iseki & Company, Ltd.	1,200	23,560
Ishihara Sangyo Kaisha, Ltd. (I)	2,100	21,567
Istyle, Inc.	2,200	17,433
Itochu Enex Company, Ltd.	3,800	33,694
Itochu-Shokuhin Company, Ltd.	600	25,263
Itoki Corpitoki Corp.	2,100	18,014
IwaiCosmo Holdings, Inc.	900	9,957
Iwatani Corp.	11,000	68,337
J Trust Company, Ltd. (L)	4,900	38,701
J-Oil Mills, Inc.	600	21,340
JAC Recruitment Company, Ltd.	1,200	18,139
Jaccs Company, Ltd.	13,000	63,479
Jafco Company, Ltd.	800	32,349
Jalux, Inc.	500	12,084
Jamco Corp. (L)	500	11,027
Janome Sewing Machine Company, Ltd.	1,200	9,551
Japan Asset Marketing Company, Ltd. (I)	14,200	17,230
Japan Aviation Electronics Industry, Ltd.	3,000	41,629
Japan Display, Inc. (I)(L)	25,200	47,793
Japan Drilling Company, Ltd. (I)(L)	400	8,006
Japan Lifeline Company, Ltd.	1,200	50,757
Japan Material Company, Ltd.	700	13,092

The accompanying notes are an integral part of the financial statements.

102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Petroleum Exploration Company, Ltd.	1,200	$25,070
Japan Pulp & Paper Company, Ltd.	6,000	22,679
Japan Radio Company, Ltd.	600	7,711
Japan Securities Finance Company, Ltd.	5,700	29,582
Japan Transcity Corp.	5,000	20,268
Jastec Company, Ltd.	400	4,405
JBCC Holdings, Inc.	1,900	14,099
JCU Corp.	400	14,239
Jeol, Ltd.	6,000	31,453
Jimoto Holdings, Inc.	3,800	6,912
JINS, Inc.	800	44,570
JMS Company, Ltd.	1,000	2,892
Joshin Denki Company, Ltd.	3,000	43,326
JSP Corp.	800	24,190
Juki Corp.	1,400	20,367
Justsystems Corp.	1,500	22,313
JVC Kenwood Corp.	9,070	27,090
K&O Energy Group, Inc.	800	12,633
K’s Holdings Corp.	1,600	31,283
kabu.com Securities Company, Ltd.	11,400	38,450
Kadokawa Dwango Corp.	3,636	47,031
Kaga Electronics Company, Ltd.	1,100	22,581
Kameda Seika Company, Ltd.	700	34,201
Kamei Corp.	2,000	27,251
Kanamoto Company, Ltd.	1,900	63,290
Kandenko Company, Ltd.	7,000	73,672
Kanematsu Corp.	35,000	71,818
Kanematsu Electronics, Ltd.	700	21,534
Kansai Urban Banking Corp.	1,300	15,580
Kanto Denka Kogyo Company, Ltd.	2,000	17,652
Kappa Create Company, Ltd. (I)	500	5,678
Kasai Kogyo Company, Ltd.	1,000	12,944
Katakura Industries Company, Ltd.	1,100	13,038
Kato Sangyo Company, Ltd.	1,800	48,408
Kato Works Company, Ltd.	400	11,262
KAWADA TECHNOLOGIES, Inc.	200	13,358
Kawai Musical Instruments Manufacturing Company, Ltd.	600	12,639
Kawasaki Kisen Kaisha, Ltd. (I)(L)	30,000	72,277
Keihanshin Building Company, Ltd.	3,200	19,925
Keihin Corp.	3,300	45,212
Keiyo Company, Ltd.	3,400	23,627
Kenedix, Inc.	1,600	7,569
Kenko Mayonnaise Company, Ltd.	1,200	34,604
Key Coffee, Inc.	800	15,652
KFC Holdings Japan, Ltd.	600	10,640
Kimoto Company, Ltd.	3,000	6,656
Kintetsu World Express, Inc.	2,600	46,038
Kissei Pharmaceutical Company, Ltd.	2,000	54,318
Kitz Corp.	5,900	55,145
KLab, Inc. (I)(L)	2,100	33,215
Koa Corp.	2,300	42,709
Koatsu Gas Kogyo Company, Ltd.	3,000	21,678
Kohnan Shoji Company, Ltd.	1,800	33,561
Kohsoku Corp.	1,400	13,295

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kojima Company, Ltd. (I)	3,000	$8,226
Kokuyo Company, Ltd.	5,600	76,508
Komatsu Seiren Company, Ltd.	2,000	12,847
Komeri Company, Ltd.	700	17,835
Komori Corp.	3,700	47,693
Konishi Company, Ltd.	2,200	31,542
Konoike Transport Company, Ltd.	2,600	35,516
Koshidaka Holdings Company, Ltd.	500	12,510
Kotobuki Spirits Company, Ltd.	1,900	62,143
Kumagai Gumi Company, Ltd.	18,000	57,962
Kumiai Chemical Industry Company, Ltd. (L)	4,184	24,220
Kura Corp.	800	36,800
Kurabo Industries, Ltd.	16,000	36,910
Kureha Corp.	800	39,652
Kurimoto, Ltd.	1,000	18,154
Kuroda Electric Company, Ltd.	1,800	35,343
Kusuri no Aoki Holdings Company, Ltd. (L)	400	20,957
KYB Corp.	16,000	82,169
Kyodo Printing Company, Ltd.	5,000	17,016
Kyoei Steel, Ltd. (L)	1,100	18,257
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	37,069
Kyokuto Securities Company, Ltd. (L)	2,300	33,010
Kyokuyo Company, Ltd. (L)	700	19,248
KYORIN Holdings, Inc.	3,100	68,874
Kyoritsu Maintenance Company, Ltd.	1,560	45,436
Kyosan Electric Manufacturing Company, Ltd.	2,000	10,492
Kyowa Exeo Corp.	5,900	99,479
Kyudenko Corp.	2,000	71,690
Kyushu Financial Group, Inc.	7,220	45,750
Lasertec Corp.	1,800	25,072
LEC, Inc.	1,400	34,451
Leopalace21 Corp.	12,500	77,759
Life Corp.	1,200	33,750
LIFULL Company, Ltd.	3,800	33,393
Link And Motivation, Inc. (L)	2,300	16,524
Lintec Corp.	1,600	38,339
M&A Capital Partners Company, Ltd. (I)	300	13,831
Macnica Fuji Electronics Holdings, Inc.	2,250	32,965
Maeda Corp.	8,000	88,281
Maeda Kosen Company, Ltd.	1,100	16,649
Maeda Road Construction Company, Ltd.	4,000	79,860
Maezawa Kasei Industries Company, Ltd.	1,100	12,307
Maezawa Kyuso Industries Company, Ltd.	900	12,275
Makino Milling Machine Company, Ltd.	6,000	49,851
Mandom Corp.	500	27,127
Mani, Inc.	1,200	31,423
Mars Engineering Corp.	700	15,405
Marubun Corp.	200	1,402
Marudai Food Company, Ltd.	8,000	37,436
Maruha Nichiro Corp.	2,738	72,373
Marusan Securities Company, Ltd. (L)	4,700	39,293
Maruwa Company, Ltd.	600	24,832
Marvelous, Inc.	1,400	13,821

The accompanying notes are an integral part of the financial statements.

103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Matsuda Sangyo Company, Ltd.	1,400	$18,493
Matsui Securities Company, Ltd.	1,900	15,535
Matsuya Foods Company, Ltd.	700	26,190
Max Company, Ltd.	2,000	28,888
MCJ Company, Ltd.	1,600	16,889
Megachips Corp. (L)	1,700	42,029
Megmilk Snow Brand Company, Ltd.	2,700	75,222
Meidensha Corp.	9,000	30,950
Meiko Electronics Company, Ltd.	2,000	25,595
Meiko Network Japan Company, Ltd.	1,100	14,667
Meisei Industrial Company, Ltd.	3,000	18,218
Meitec Corp.	1,800	76,772
Meito Sangyo Company, Ltd.	900	11,465
Melco Holdings, Inc.	700	19,952
Menicon Company, Ltd.	400	13,141
METAWATER Company, Ltd.	800	21,939
Micronics Japan Company, Ltd. (L)	1,200	11,875
Milbon Company, Ltd.	556	31,261
Mimasu Semiconductor Industry Company, Ltd.	1,400	21,122
Ministop Company, Ltd.	1,100	23,049
Mirait Holdings Corp.	4,240	47,691
Miroku Jyoho Service Company, Ltd.	700	14,857
Misawa Homes Company, Ltd.	2,000	17,984
Mitsuba Corp.	2,300	42,575
Mitsubishi Paper Mills, Ltd. (I)	2,600	18,724
Mitsubishi Pencil Company, Ltd.	2,000	56,447
Mitsubishi Shokuhin Company, Ltd.	200	5,749
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	23,546
Mitsuboshi Belting, Ltd.	4,000	44,411
Mitsui Engineering & Shipbuilding Company, Ltd.	46,000	65,911
Mitsui High-Tec, Inc. (L)	2,200	35,234
Mitsui Home Company, Ltd.	3,000	19,784
Mitsui Matsushima Company, Ltd.	1,000	12,422
Mitsui Mining & Smelting Company, Ltd.	36,000	141,081
Mitsui Sugar Company, Ltd.	1,000	28,971
Mitsui-Soko Holdings Company, Ltd.	3,000	8,207
Mitsuuroko Group Holdings Company, Ltd.	3,200	20,565
Mizuno Corp.	7,000	39,942
Mochida Pharmaceutical Company, Ltd.	400	28,871
Modec, Inc.	900	20,058
Monex Group, Inc. (L)	17,200	45,619
Morinaga Milk Industry Company, Ltd.	12,000	91,235
Morita Holdings Corp.	2,200	34,563
Musashi Seimitsu Industry Company, Ltd.	1,300	37,720
Nachi-Fujikoshi Corp.	11,000	62,741
Nagaileben Company, Ltd.	1,200	27,916
Nagase & Company, Ltd.	5,000	76,283
Nagatanien Holdings Company, Ltd.	2,000	25,268
Nakamuraya Company, Ltd.	300	13,589
Nakanishi, Inc.	400	16,224
Nakayama Steel Works, Ltd.	1,100	6,364
Namura Shipbuilding Company, Ltd.	1,152	6,812

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NEC Capital Solutions, Ltd.	800	$13,174
NEC Networks & System Integration Corp.	1,500	32,644
NET One Systems Company, Ltd.	6,400	60,758
Neturen Company, Ltd.	2,300	21,840
Nice Holdings, Inc.	6,000	8,179
Nichi-iko Pharmaceutical Company, Ltd. (L)	3,100	48,405
Nichias Corp.	7,000	80,974
Nichicon Corp.	3,400	36,617
Nichiden Corp.	300	10,457
Nichiha Corp.	1,600	56,460
NichiiGakkan Company, Ltd.	900	8,942
Nichireki Company, Ltd.	2,000	23,662
Nihon Chouzai Company, Ltd. (L)	400	12,691
Nihon Dempa Kogyo Company, Ltd.	1,800	14,058
Nihon House Holdings Company, Ltd.	1,000	4,715
Nihon Kagaku Sangyo Company, Ltd.	1,000	14,671
Nihon Kohden Corp.	2,900	67,128
Nihon Nohyaku Company, Ltd.	4,000	23,626
Nihon Parkerizing Company, Ltd.	6,000	89,724
Nihon Tokushu Toryo Company, Ltd.	1,000	14,580
Nihon Unisys, Ltd.	1,400	22,174
Nikkiso Company, Ltd.	3,900	37,566
Nikkon Holdings Company, Ltd.	3,800	88,129
Nippo Corp.	1,000	20,126
Nippon Beet Sugar Manufacturing Company, Ltd.	900	17,254
Nippon Carbon Company, Ltd. (L)	600	18,661
Nippon Ceramic Company, Ltd.	1,400	32,707
Nippon Chemi-Con Corp.	11,000	39,923
Nippon Chemical Industrial Company, Ltd.	7,000	14,175
Nippon Coke & Engineering Company, Ltd.	18,000	15,707
Nippon Denko Company, Ltd.	6,530	23,064
Nippon Densetsu Kogyo Company, Ltd.	2,100	43,259
Nippon Fine Chemical Company, Ltd.	800	7,092
Nippon Flour Mills Company, Ltd.	4,000	64,183
Nippon Gas Company, Ltd.	2,000	64,894
Nippon Hume Corp.	2,000	12,170
Nippon Kanzai Company, Ltd.	700	12,402
Nippon Kayaku Company, Ltd.	3,000	42,542
Nippon Koei Company, Ltd. (L)	1,000	28,426
Nippon Koshuha Steel Company, Ltd. (L)	8,000	5,919
Nippon Light Metal Holdings Company, Ltd.	38,100	90,690
Nippon Paper Industries Company, Ltd.	2,100	43,048
Nippon Parking Development Company, Ltd.	8,400	12,204
Nippon Seiki Company, Ltd.	3,000	60,481
Nippon Sharyo, Ltd. (I)(L)	6,000	15,342
Nippon Sheet Glass Company, Ltd. (I)	5,800	48,081
Nippon Soda Company, Ltd.	8,000	44,358
Nippon Steel & Sumikin Bussan Corp.	972	46,688
Nippon Suisan Kaisha, Ltd.	15,600	91,422
Nippon Thompson Company, Ltd.	4,700	24,939
Nippon Valqua Industries, Ltd.	1,000	19,814

The accompanying notes are an integral part of the financial statements.

104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Yakin Kogyo Company, Ltd.	10,000	$20,788
Nipro Corp.	7,000	91,364
Nishi-Nippon Financial Holdings, Inc.	7,000	72,983
Nishi-Nippon Railroad Company, Ltd.	14,000	63,056
Nishimatsu Construction Company, Ltd.	16,000	84,970
Nishimatsuya Chain Company, Ltd.	3,900	39,961
Nishio Rent All Company, Ltd.	800	25,570
Nissan Shatai Company, Ltd.	3,400	33,957
Nissei ASB Machine Company, Ltd.	500	17,419
Nissei Build Kogyo Company, Ltd.	4,000	22,231
Nissha Printing Company, Ltd. (L)	600	16,683
Nisshin Fudosan Company, Ltd.	4,500	23,476
Nisshin Steel Company, Ltd. (L)	3,660	40,224
Nisshinbo Holdings, Inc.	7,600	77,329
Nissin Corp.	4,000	19,399
Nissin Electric Company, Ltd. (L)	3,400	36,130
Nissin Kogyo Company, Ltd. (L)	2,100	33,461
Nitta Corp.	1,300	40,555
Nittan Valve Company, Ltd.	1,200	4,200
Nittetsu Mining Company, Ltd.	300	16,174
Nitto Boseki Company, Ltd.	10,000	48,152
Nitto Kogyo Corp.	1,600	25,314
Nitto Kohki Company, Ltd.	1,000	22,968
NOF Corp.	10,000	127,637
Nohmi Bosai, Ltd.	1,300	18,746
Nojima Corp.	1,600	24,894
Nomura Company, Ltd.	2,400	54,811
Noritake Company, Ltd.	700	23,979
Noritsu Koki Company, Ltd.	1,900	16,556
Noritz Corp.	1,000	19,879
North Pacific Bank, Ltd.	20,300	71,291
NS Solutions Corp.	2,000	47,671
NS United Kaiun Kaisha, Ltd.	8,000	16,150
NSD Company, Ltd.	2,900	52,296
NuFlare Technology, Inc.	400	23,904
Obara Group, Inc.	1,000	54,602
Oenon Holdings, Inc.	6,000	15,021
Ohsho Food Service Corp.	700	26,692
Oiles Corp.	1,380	24,447
Okabe Company, Ltd.	2,600	23,983
Okamoto Industries, Inc.	3,000	34,918
Okamura Corp.	4,500	42,792
Okasan Securities Group, Inc.	7,000	45,137
Oki Electric Industry Company, Ltd.	2,500	35,512
Okinawa Cellular Telephone Company	400	13,400
OKUMA Corp.	6,000	57,410
Okumura Corp.	8,000	53,916
Okura Industrial Company, Ltd.	4,000	21,320
Okuwa Company, Ltd.	3,000	34,567
Onoken Company, Ltd. (L)	1,500	23,252
Onward Holdings Company, Ltd.	10,000	73,960
Open House Company, Ltd.	800	24,686
Optex Group Company, Ltd. (L)	400	12,962
Organo Corp.	3,000	14,733
Origin Electric Company, Ltd.	3,000	8,286
Osaka Soda Company, Ltd.	4,000	19,408

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Osaka Steel Company, Ltd.	700	$13,561
OSAKA Titanium Technologies Company, Ltd.	800	13,246
Osaki Electric Company, Ltd.	3,000	22,460
OSG Corp. (L)	2,600	53,086
OSJB Holdings Corp.	7,600	19,854
Outsourcing, Inc. (L)	1,000	48,814
Oyo Corp.	1,300	18,293
Pacific Industrial Company, Ltd.	3,000	39,073
Pacific Metals Company, Ltd. (I)(L)	9,000	23,679
PAL GROUP Holdings Company, Ltd.	700	18,227
PALTAC CORPORATION	500	16,850
PanaHome Corp. (L)	5,000	53,316
Paramount Bed Holdings Company, Ltd.	800	34,991
Parco Company, Ltd. (L)	800	9,639
Paris Miki Holdings, Inc.	1,100	4,602
PC Depot Corp.	960	4,963
Penta-Ocean Construction Company, Ltd.	14,500	82,637
Pilot Corp.	2,000	85,179
Piolax, Inc.	2,100	58,631
Pioneer Corp. (I)	31,100	62,462
Plenus Company, Ltd.	1,300	27,458
Press Kogyo Company, Ltd.	7,000	32,598
Pressance Corp.	1,800	23,802
Prestige International, Inc.	2,500	27,011
Prima Meat Packers, Ltd.	10,000	58,747
Pronexus, Inc.	600	7,008
Proto Corp. (L)	200	3,113
Qol Company, Ltd.	1,400	21,009
Raito Kogyo Company, Ltd.	3,100	32,834
Relia, Inc.	1,200	13,069
Relo Group, Inc.	800	15,575
Rengo Company, Ltd.	11,800	68,507
Resorttrust, Inc.	800	14,762
Ricoh Leasing Company, Ltd.	800	28,016
Riken Corp.	600	27,129
Riken Keiki Company, Ltd.	1,300	24,237
Riken Technos Corp. (L)	3,000	15,954
Riken Vitamin Company, Ltd.	700	27,411
Ringer Hut Company, Ltd.	600	12,992
Riso Kagaku Corp.	800	15,643
Riso Kyoiku Company, Ltd.	3,100	24,573
Rock Field Company, Ltd.	1,000	17,188
Rohto Pharmaceutical Company, Ltd.	1,700	35,190
Rokko Butter Company, Ltd.	600	14,189
Roland DG Corp.	900	20,558
Rorze Corp. (L)	900	20,958
Round One Corp.	3,800	35,977
Royal Holdings Company, Ltd.	900	20,606
Ryobi, Ltd.	10,000	40,794
Ryoden Corp.	3,000	20,832
Ryosan Company, Ltd.	2,100	76,796
Ryoyo Electro Corp.	1,600	25,564
S Foods, Inc.	500	18,400
Sac’s Bar Holdings, Inc.	600	6,743
Saibu Gas Company, Ltd.	19,000	44,835

The accompanying notes are an integral part of the financial statements.

105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Saizeriya Company, Ltd.	2,100	$61,142
Sakai Chemical Industry Company, Ltd.	7,000	26,903
Sakai Moving Service Company, Ltd.	500	19,344
Sakata INX Corp.	3,100	49,546
Sala Corp.	1,500	9,265
San-A Company, Ltd.	900	39,809
San-Ai Oil Company, Ltd.	3,500	35,849
Sanden Holdings Corp. (I)	7,000	20,291
Sangetsu Company, Ltd.	3,900	67,805
Sanken Electric Company, Ltd.	7,000	29,529
Sanki Engineering Company, Ltd.	4,000	44,989
Sankyo Seiko Company, Ltd.	3,200	11,110
Sankyo Tateyama, Inc. (L)	1,500	22,921
Sankyu, Inc.	13,000	85,049
Sanrio Company, Ltd. (L)	3,500	68,754
Sanshin Electronics Company, Ltd.	2,300	29,635
Sanwa Holdings Corp.	4,900	51,748
Sanyo Chemical Industries, Ltd.	900	42,377
Sanyo Denki Company, Ltd.	3,000	30,829
Sanyo Electric Railway Company, Ltd.	5,000	25,755
Sanyo Shokai, Ltd. (L)	700	11,153
Sanyo Special Steel Company, Ltd.	7,000	39,726
Sanyo Trading Company, Ltd.	1,000	23,388
Sapporo Holdings, Ltd.	3,600	99,258
Sato Holdings Corp.	1,700	42,674
Seikitokyu Kogyo Company, Ltd.	1,600	8,316
Seiko Holdings Corp. (L)	7,000	28,698
Seino Holdings Company, Ltd.	1,700	22,663
Seiren Company, Ltd.	3,700	58,371
Sekisui Jushi Corp.	2,200	40,446
Sekisui Plastics Company, Ltd.	2,500	20,394
Senko Group Holdings Company, Ltd.	7,400	48,186
Senshu Ikeda Holdings, Inc.	17,200	72,763
Senshukai Company, Ltd. (L)	3,300	23,801
Septeni Holdings Company, Ltd. (L)	6,500	20,435
Shibaura Electronics Company, Ltd.	500	15,771
Shibuya Corp.	800	24,136
Shikibo, Ltd.	11,000	14,293
Shikoku Chemicals Corp.	3,000	36,868
Shima Seiki Manufacturing, Ltd.	1,600	74,688
Shimachu Company, Ltd.	3,300	78,734
Shin-Etsu Polymer Company, Ltd.	3,000	23,473
Shinagawa Refractories Company, Ltd.	6,000	14,317
Shindengen Electric Manufacturing Company, Ltd.	5,000	27,226
Shinkawa, Ltd. (I)(L)	1,500	9,539
Shinko Electric Industries Company, Ltd.	5,100	43,344
Shinko Plantech Company, Ltd.	3,300	25,554
Shinko Shoji Company, Ltd.	1,600	20,382
Shinmaywa Industries, Ltd.	6,000	50,720
Shinnihon Corp.	2,500	20,352
Shinoken Group Company, Ltd. (L)	1,000	20,189
Ship Healthcare Holdings, Inc.	2,600	80,995
Shizuoka Gas Company, Ltd.	4,500	30,022
Shochiku Company, Ltd.	1,000	12,759
Shoei Company, Ltd.	400	11,205

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shoei Foods Corp.	700	$20,667
Showa Corp.	3,500	33,977
Showa Denko KK	3,200	74,619
Showa Sangyo Company, Ltd.	7,000	38,519
Siix Corp.	800	31,765
Sinanen Holdings Company, Ltd.	800	16,317
Sinfonia Technology Company, Ltd.	8,000	33,073
Sinko Industries, Ltd.	1,500	24,081
Sintokogio, Ltd.	3,400	35,391
SKY Perfect JSAT Holdings, Inc.	10,300	44,365
SMK Corp.	3,000	11,514
SMS Company, Ltd.	1,600	48,635
Sodick Company, Ltd.	2,400	27,981
Sogo Medical Company, Ltd.	600	25,883
Sosei Group Corp. (I)(L)	500	55,001
SRA Holdings, Inc.	600	16,156
ST Corp.	1,100	25,809
St. Marc Holdings Company, Ltd.	800	24,502
Star Micronics Company, Ltd.	2,300	37,375
Starts Corp., Inc.	1,900	45,269
Starzen Company, Ltd.	300	13,124
Stella Chemifa Corp.	800	20,705
Sumida Corp.	1,600	25,334
Suminoe Textile Company, Ltd. (L)	5,000	12,076
Sumitomo Bakelite Company, Ltd.	10,000	70,715
Sumitomo Densetsu Company, Ltd.	1,300	18,829
Sumitomo Mitsui Construction Company, Ltd.	30,000	32,092
Sumitomo Osaka Cement Company, Ltd.	16,000	76,092
Sumitomo Riko Company, Ltd. (L)	2,400	24,776
Sumitomo Seika Chemicals Company, Ltd.	500	24,587
Sun Frontier Fudousan Company, Ltd.	2,200	22,122
SWCC Showa Holdings Company, Ltd. (I)	24,000	17,745
Systena Corp.	1,200	24,170
T Hasegawa Company, Ltd.	1,600	33,880
T RAD Company, Ltd.	5,000	15,836
T-Gaia Corp.	300	5,700
Tabuchi Electric Company, Ltd.	2,000	6,322
Tachi-S Company, Ltd.	1,900	34,806
Tachibana Eletech Company, Ltd.	360	4,898
Tadano, Ltd.	4,300	52,099
Taihei Dengyo Kaisha, Ltd.	3,000	34,662
Taiho Kogyo Company, Ltd.	1,200	15,203
Taikisha, Ltd.	1,600	42,282
Taisei Lamick Company, Ltd.	500	13,015
Taiyo Holdings Company, Ltd.	1,000	45,059
Taiyo Yuden Company, Ltd. (L)	7,400	116,916
Takamatsu Construction Group Company, Ltd.	1,000	24,368
Takaoka Toko Company, Ltd.	700	10,166
Takara Holdings, Inc.	1,900	19,824
Takara Leben Company, Ltd.	6,300	28,305
Takara Standard Company, Ltd.	2,800	45,830
Takasago International Corp.	1,200	45,275
Takasago Thermal Engineering Company, Ltd.	3,100	50,512

The accompanying notes are an integral part of the financial statements.

106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Take and Give Needs Company, Ltd.	200	$1,372
Takeei Corp.	700	6,756
Takeuchi Manufacturing Company, Ltd.	2,200	40,653
Takihyo Company, Ltd.	3,000	12,544
Takuma Company, Ltd.	4,800	48,322
Tamron Company, Ltd.	1,500	26,003
Tamura Corp.	7,000	32,701
Tanseisha Company, Ltd.	1,700	18,122
Tatsuta Electric Wire and Cable Company, Ltd.	4,200	25,543
Tayca Corp.	3,000	25,173
TechMatrix Corp.	1,400	23,217
Teikoku Sen-I Company, Ltd.	1,200	19,983
Tekken Corp.	8,000	23,827
Tenma Corp.	1,000	18,450
The 77 Bank, Ltd.	22,000	108,598
The Aichi Bank, Ltd.	600	33,874
The Akita Bank, Ltd.	11,000	32,583
The Aomori Bank, Ltd.	17,000	60,346
The Awa Bank, Ltd.	11,000	74,969
The Bank of Iwate, Ltd.	1,100	43,916
The Bank of Nagoya, Ltd. (L)	1,100	41,616
The Bank of Okinawa, Ltd.	1,640	66,676
The Bank of Saga, Ltd.	10,000	23,192
The Chiba Kogyo Bank, Ltd.	3,200	16,865
The Chukyo Bank, Ltd.	900	18,369
The Daisan Bank, Ltd.	1,000	15,281
The Daishi Bank, Ltd.	17,000	78,504
The Ehime Bank, Ltd. (L)	2,100	26,476
The Eighteenth Bank, Ltd.	10,000	28,678
The First Bank of Toyama, Ltd.	2,800	12,889
The Fukui Bank, Ltd.	18,000	45,133
The Fukushima Bank, Ltd.	21,000	16,269
The Hokkoku Bank, Ltd.	15,000	57,690
The Hokuetsu Bank, Ltd.	2,000	47,622
The Hyakugo Bank, Ltd.	16,000	65,262
The Hyakujushi Bank, Ltd.	17,000	56,301
The Iyo Bank, Ltd.	1,500	12,460
The Japan Steel Works, Ltd.	3,700	58,154
The Japan Wool Textile Company, Ltd.	4,000	33,406
The Juroku Bank, Ltd.	12,000	37,920
The Keiyo Bank, Ltd.	16,000	69,474
The Kinki Sharyo Company, Ltd. (I)(L)	300	6,886
The Kita-Nippon Bank, Ltd.	700	20,273
The Kiyo Bank, Ltd.	3,800	65,940
The Michinoku Bank, Ltd. (L)	14,000	23,072
The Mie Bank, Ltd.	1,000	22,694
The Minato Bank, Ltd.	1,200	22,745
The Miyazaki Bank, Ltd.	10,000	32,955
The Musashino Bank, Ltd.	1,700	52,343
The Nagano Bank, Ltd. (L)	800	14,180
The Nanto Bank, Ltd.	2,000	57,088
The Nippon Road Company, Ltd.	5,000	26,365
The Nippon Signal Company, Ltd.	5,100	47,049
The Nisshin Oillio Group, Ltd.	10,000	58,652
The Ogaki Kyoritsu Bank, Ltd.	26,000	75,257

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Oita Bank, Ltd.	9,000	$34,719
The Okinawa Electric Power Company, Inc.	2,557	58,492
The Pack Corp.	800	25,394
The San-In Godo Bank, Ltd.	8,000	67,578
The Shibusawa Warehouse Company, Ltd.	5,000	16,151
The Shiga Bank, Ltd. (L)	16,000	82,719
The Shikoku Bank, Ltd.	14,000	39,077
The Shimizu Bank, Ltd.	500	16,248
The Sumitomo Warehouse Company, Ltd.	10,048	63,849
The Tochigi Bank, Ltd.	8,000	34,008
The Toho Bank, Ltd.	12,000	42,285
The Tohoku Bank, Ltd.	4,000	5,414
The Tottori Bank, Ltd.	400	6,073
The Towa Bank, Ltd.	21,000	23,605
The Yamagata Bank, Ltd. (L)	10,000	44,847
The Yamanashi Chuo Bank, Ltd.	10,000	42,309
Tigers Polymer Corp.	1,000	6,592
TIS, Inc.	1,800	50,122
TKC Corp.	1,100	32,466
Toa Corp.	1,400	13,500
Toa Corp. (Tokyo Stock Exchange) (L)	1,200	18,968
Toagosei Company, Ltd.	6,900	90,003
Tobishima Corp.	7,200	10,795
TOC Company, Ltd.	3,400	32,255
Tocalo Company, Ltd.	800	26,382
Toda Corp.	13,000	81,201
Toda Kogyo Corp.	3,000	7,379
Toei Animation Company, Ltd.	400	27,941
Toei Company, Ltd.	5,000	47,491
Toenec Corp.	3,000	18,650
Toho Company, Ltd.	600	16,320
Toho Holdings Company, Ltd. (L)	3,200	63,118
Toho Titanium Company, Ltd. (L)	3,000	23,259
Toho Zinc Company, Ltd.	8,000	33,703
Tokai Carbon Company, Ltd.	13,000	72,226
Tokai Corp.	300	11,889
TOKAI Holdings Corp.	4,000	29,892
Tokai Rika Company, Ltd.	2,600	48,101
Tokai Tokyo Financial Holdings, Inc.	11,500	64,031
Token Corp.	610	75,095
Tokushu Tokai Paper Company, Ltd.	600	21,732
Tokuyama Corp.	20,000	96,649
Tokyo Dome Corp.	5,500	49,829
Tokyo Energy & Systems, Inc.	2,000	17,999
Tokyo Individualized Educational Institute, Inc. (L)	1,200	16,879
Tokyo Keiki, Inc. (L)	5,000	12,433
Tokyo Ohka Kogyo Company, Ltd.	2,600	86,884
Tokyo Rakutenchi Company, Ltd.	2,000	10,270
Tokyo Rope Manufacturing Company, Ltd.	700	10,681
Tokyo Seimitsu Company, Ltd.	2,600	83,876
Tokyo Steel Manufacturing Company, Ltd.	2,600	22,035
Tokyo Tekko Company, Ltd.	4,000	14,816
Tokyo Theatres Company, Inc. (L)	9,000	11,367
Tokyo TY Financial Group, Inc.	1,936	53,589

The accompanying notes are an integral part of the financial statements.

107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyotokeiba Company, Ltd.	1,700	$43,327
Tokyu Construction Company, Ltd.	1,500	12,295
Tomato Bank, Ltd.	1,100	15,385
Tomen Devices Corp.	200	3,963
Tomoe Corp.	2,200	6,996
Tomoe Engineering Company, Ltd.	800	12,821
Tomoku Company, Ltd.	6,000	20,365
TOMONY Holdings, Inc.	10,600	51,774
Tomy Company, Ltd.	4,500	53,682
Tonami Holdings Company, Ltd.	5,000	18,723
Topcon Corp.	4,100	70,841
Toppan Forms Company, Ltd.	3,400	35,193
Topre Corp.	2,300	62,404
Topy Industries, Ltd.	1,300	38,838
Toridoll Holdings Corp.	1,400	36,038
Torii Pharmaceutical Company, Ltd.	1,100	26,831
Torishima Pump Manufacturing Company, Ltd.	900	9,117
Tosei Corp.	1,300	9,246
Toshiba Machine Company, Ltd. (L)	8,000	36,000
Toshiba Plant Systems & Services Corp.	2,000	31,599
Toshiba TEC Corp.	3,000	15,535
Tosho Company, Ltd. (L)	400	19,010
Tosho Printing Company, Ltd. (L)	3,000	13,590
Totetsu Kogyo Company, Ltd.	1,800	55,122
Towa Corp. (L)	1,300	19,123
Towa Pharmaceutical Company, Ltd.	700	32,717
Toyo Construction Company, Ltd.	3,100	12,237
Toyo Denki Seizo KK	600	8,906
Toyo Engineering Corp. (L)	11,000	27,160
Toyo Ink SC Holdings Company, Ltd.	11,000	57,940
Toyo Kanetsu KK	4,000	11,008
Toyo Kohan Company, Ltd.	4,000	14,911
Toyo Securities Company, Ltd. (L)	6,000	13,689
Toyo Tanso Company, Ltd.	1,000	17,335
Toyo Tire & Rubber Company, Ltd.	2,900	59,411
Toyo Wharf & Warehouse Company, Ltd.	6,000	9,775
Toyobo Company, Ltd.	32,936	60,457
TPR Company, Ltd.	1,400	45,357
Trancom Company, Ltd.	300	14,661
Transcosmos, Inc.	1,400	33,584
Trusco Nakayama Corp.	3,000	71,699
TS Tech Company, Ltd.	2,600	75,989
TSI Holdings Company, Ltd.	3,770	27,184
Tsubaki Nakashima Company, Ltd. (L)	700	13,578
Tsubakimoto Chain Company, Ltd.	8,000	69,280
Tsugami Corp.	3,000	21,592
Tsukishima Kikai Company, Ltd.	2,000	22,881
Tsukuba Bank, Ltd.	5,700	17,206
Tsukui Corp.	4,800	28,173
Tsumura & Company	2,000	81,237
Tsurumi Manufacturing Company, Ltd.	1,000	16,625
Tsutsumi Jewelry Company, Ltd.	700	13,359
TV Tokyo Holdings Corp.	500	10,226
U-Shin, Ltd. (L)	2,300	15,510
UACJ Corp.	19,034	52,280

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ube Industries, Ltd.	33,000	$85,183
Uchida Yoko Company, Ltd.	800	20,028
UKC Holdings Corp.	700	11,795
Ulvac, Inc.	1,100	53,078
Uniden Holdings Corp. (I)	9,000	19,963
Union Tool Company	700	19,627
Unipres Corp.	2,600	58,057
United Arrows, Ltd.	1,200	38,982
United Super Markets Holdings, Inc.	4,200	44,425
Unitika, Ltd. (I)	59,000	43,565
Universal Entertainment Corp.	600	18,364
Unizo Holdings Company, Ltd.	900	25,005
Ushio, Inc.	3,600	45,439
UT Group Company, Ltd. (I)	1,500	24,083
V Technology Company, Ltd. (L)	300	51,793
Valor Holdings Company, Ltd.	2,600	59,096
Vector, Inc.	1,100	18,693
Vital KSK Holdings, Inc. (L)	2,400	19,572
VT Holdings Company, Ltd.	3,300	16,308
W-Scope Corp. (L)	2,300	40,402
Wacoal Holdings Corp.	8,000	108,333
Wakachiku Construction Company, Ltd. (L)	9,000	13,077
Wakita & Company, Ltd.	4,000	46,485
Warabeya Nichiyo Company, Ltd.	900	24,844
WATAMI Company, Ltd.	1,200	14,340
West Holdings Corp. (L)	1,300	9,505
Xebio Holdings Company, Ltd.	2,800	49,504
Yahagi Construction Company, Ltd.	2,000	16,346
Yaizu Suisankagaku Industry Company, Ltd.	1,100	11,827
Yakuodo Company, Ltd.	700	20,527
YAMABIKO Corp.	2,400	25,979
Yamaichi Electronics Company, Ltd.	1,700	26,196
Yamato Kogyo Company, Ltd.	1,000	25,688
Yamazen Corp.	3,900	39,668
Yaoko Company, Ltd.	600	25,707
Yasuda Logistics Corp.	1,400	9,163
Yellow Hat, Ltd.	1,000	23,872
Yodogawa Steel Works, Ltd.	1,200	31,770
Yokogawa Bridge Holdings Corp.	2,100	29,117
Yokohama Reito Company, Ltd.	2,900	27,371
Yomeishu Seizo Company, Ltd.	500	9,130
Yomiuri Land Company, Ltd.	2,000	9,491
Yondenko Corp.	3,000	13,704
Yondoshi Holdings, Inc.	1,300	32,430
Yorozu Corp.	800	12,447
Yuasa Trading Company, Ltd.	1,100	33,455
Yume No Machi Souzou Iinkai Company, Ltd.	1,700	20,016
Yumeshin Holdings Company, Ltd. (L)	2,200	14,635
Yurtec Corp.	2,000	13,671
Yusen Logistics Company, Ltd.	1,200	11,106
Yushiro Chemical Industry Company, Ltd.	1,100	14,807
Zenrin Company, Ltd.	1,300	37,709
ZERIA Pharmaceutical Company, Ltd.	2,200	40,778

The accompanying notes are an integral part of the financial statements.

108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ZIGExN Company, Ltd. (I)(L)	1,700	$24,809
Zojirushi Corp. (L)	2,000	22,832
		30,598,761
Jersey, Channel Islands - 0.2%
Centamin PLC	71,818	145,064
Phoenix Group Holdings	17,598	177,712
		322,776
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	850	43,433
VP Bank AG	77	9,565
		52,998
Luxembourg - 0.3%
APERAM SA	3,189	148,084
B&M European Value Retail SA	19,993	88,268
L’Occitane International SA	22,250	51,034
Stabilus SA	323	25,104
Sword Group	496	20,290
		332,780
Macau - 0.0%
Macau Legend Development, Ltd. (I)(L)	129,000	23,464
Malta - 0.1%
Kindred Group PLC	10,896	123,359
Monaco - 0.0%
Endeavour Mining Corp. (I)	3,183	54,932
Mongolia - 0.0%
Mongolian Mining Corp. (I)(L)	346,000	7,892
Netherlands - 2.2%
Aalberts Industries NV	5,614	223,394
Accell Group	1,798	58,849
AMG Advanced Metallurgical Group NV	2,022	59,120
Amsterdam Commodities NV	1,174	38,221
Arcadis NV (L)	6,680	120,666
ASM International NV	3,323	193,245
Atrium European Real Estate, Ltd.	4,898	21,878
BE Semiconductor Industries NV	1,355	72,459
Beter Bed Holding NV	1,056	19,002
BinckBank NV (L)	4,478	22,624
Boskalis Westminster	6,072	197,194
Brack Capital Properties NV (I)	434	43,978
Brunel International NV (L)	1,126	15,727
Corbion NV	3,428	109,636
Euronext NV (S)	2,118	109,998
Flow Traders (S)	1,771	48,872
Fugro NV (I)	3,767	55,922
Gemalto NV	3,520	211,120
Heijmans NV (I)(L)	2,023	16,220
Hunter Douglas NV	190	16,133
IMCD Group NV	998	54,069
Innoconcepts NV (I)	10,527	0
Intertrust NV (S)	518	10,492
KAS Bank NV	330	3,692
Kendrion NV	654	26,817
Koninklijke BAM Groep NV	21,076	114,668

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Vopak NV	1,703	$78,915
Nostrum Oil & Gas PLC (I)	1,610	10,142
OCI NV (I)(L)	1,814	39,942
Ordina NV (L)	5,537	9,911
PostNL NV	28,913	134,929
QIAGEN NV (I)	5,140	171,027
Refresco Group NV (S)	2,299	46,897
SBM Offshore NV (L)	12,039	192,849
Sligro Food Group NV	1,765	77,478
Telegraaf Media Groep NV (I)	3,529	24,863
TKH Group NV	2,191	121,622
TomTom NV (I)	7,295	69,814
Van Lanschot NV	1,125	31,177
Wessanen	5,830	98,713
		2,972,275
New Zealand - 0.9%
a2 Milk Company, Ltd. (I)(L)	30,789	90,280
Air New Zealand, Ltd.	42,145	100,701
Chorus, Ltd. (L)	17,681	59,996
Contact Energy, Ltd.	24,011	91,670
EBOS Group, Ltd.	3,359	43,098
Freightways, Ltd.	9,567	53,715
Genesis Energy, Ltd.	9,914	17,656
Infratil, Ltd.	36,776	80,164
Kathmandu Holdings, Ltd.	4,554	6,809
Mainfreight, Ltd.	5,720	98,501
Metlifecare, Ltd.	10,897	42,886
New Zealand Oil & Gas, Ltd.	19,080	8,739
NZME, Ltd. (L)	13,259	9,067
PGG Wrightson, Ltd.	8,197	3,482
Pike River Coal, Ltd. (I)	21,968	0
Port of Tauranga, Ltd. (L)	22,336	72,863
Restaurant Brands New Zealand, Ltd.	2,811	12,896
SKY Network Television, Ltd.	18,776	47,476
SKYCITY Entertainment Group, Ltd.	46,829	140,061
Summerset Group Holdings, Ltd.	13,043	45,394
The New Zealand Refining Company, Ltd.	11,354	20,312
The Warehouse Group, Ltd.	9,894	14,867
TOWER, Ltd. (I)	12,717	12,120
Trade Me Group, Ltd.	14,357	56,074
Vector, Ltd.	7,803	19,037
Xero, Ltd. (I)	2,254	41,630
Z Energy, Ltd.	5,674	32,845
		1,222,339
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	8,996
Aker Solutions ASA (I)	6,300	28,505
American Shipping Company ASA (I)	1,661	4,960
Atea ASA (I)(L)	5,640	75,692
Austevoll Seafood ASA	7,284	61,904
Bonheur ASA	1,672	15,321
Borregaard ASA	4,320	53,318
BW Offshore, Ltd. (I)	8,308	20,906
DNO ASA (I)(L)	54,092	49,611
Ekornes ASA (L)	1,675	23,121

The accompanying notes are an integral part of the financial statements.

109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Entra ASA (S)	344	$4,283
Frontline, Ltd.	3,094	17,474
Grieg Seafood ASA	2,264	15,768
Hexagon Composites ASA (I)	3,589	11,725
Hoegh LNG Holdings, Ltd.	2,568	25,604
Kongsberg Automotive ASA (I)	29,400	26,060
Kvaerner ASA (I)	11,623	14,233
Nordic Semiconductor ASA (I)(L)	7,334	29,204
Norwegian Air Shuttle ASA (I)(L)	1,910	55,622
Ocean Yield ASA	4,830	37,758
Opera Software ASA (I)	6,623	25,937
Petroleum Geo-Services ASA (I)	19,660	34,253
Prosafe SE (I)	336	1,116
Protector Forsikring ASA (L)	4,177	35,007
Scatec Solar ASA (S)	4,197	23,767
Sevan Marine ASA (I)(L)	2,068	3,563
Skandiabanken ASA (S)	1,217	11,513
Solstad Offshore ASA (I)	2,340	2,685
SpareBank 1 SMN	3,890	33,454
SpareBank 1 SR-Bank ASA	4,037	34,577
TGS Nopec Geophysical Company ASA	3,970	81,454
Tomra Systems ASA	7,820	95,567
Treasure ASA	3,110	5,956
Veidekke ASA	6,400	83,648
Wallenius Wilhelmsen Logistics (I)	3,110	18,323
Wilh Wilhelmsen Holding ASA, Class A	862	25,539
XXL ASA (L)(S)	3,048	29,316
		1,125,740
Peru - 0.0%
Hochschild Mining PLC	16,530	59,092
Portugal - 0.3%
Altri SGPS SA	6,126	28,214
Banco Comercial Portugues SA (I)	127,216	34,234
CTT-Correios de Portugal SA	2,634	16,667
Mota-Engil SGPS SA	5,366	14,882
NOS SGPS SA	17,437	105,825
REN - Redes Energeticas Nacionais SGPS SA (L)	12,164	38,108
Semapa-Sociedade de Investimento & Gestao	776	15,048
Sonae SGPS SA	82,367	91,522
Teixeira Duarte SA	21,736	9,335
The Navigator Company SA	16,480	71,122
		424,957
Russia - 0.0%
Evraz PLC (I)	13,121	35,340
Singapore - 1.1%
Ascendas India Trust	14,400	11,873
Banyan Tree Holdings, Ltd. (I)	54,000	19,992
Boustead Projects, Ltd. (I)	3,000	2,005
Boustead Singapore, Ltd.	10,000	6,390
Bukit Sembawang Estates, Ltd.	11,000	52,490
BW LPG, Ltd. (S)	4,059	14,124
Cape PLC	5,702	13,927
China Aviation Oil Singapore Corp., Ltd.	14,400	17,462

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Chip Eng Seng Corp., Ltd.	33,000	$17,381
CITIC Envirotech, Ltd.	26,900	14,250
COSCO Shipping International Singapore Company, Ltd. (I)	80,000	15,948
CSE Global, Ltd.	34,000	10,615
CWT, Ltd.	10,200	16,511
Delfi, Ltd.	21,900	31,832
Ezion Holdings, Ltd. (I)	131,300	22,382
Far East Orchard, Ltd.	5,000	5,704
First Resources, Ltd.	19,300	26,566
Gallant Venture, Ltd. (I)	71,000	7,051
GL, Ltd.	51,700	26,838
Golden Agri-Resources, Ltd.	170,900	46,549
GuocoLand, Ltd.	10,400	14,271
Halcyon Agri Corp., Ltd. (I)	4,293	1,777
Ho Bee Land, Ltd.	11,400	19,377
Hong Fok Corp., Ltd.	52,800	30,291
Hong Leong Asia, Ltd.	13,000	10,343
Hutchison Port Holdings Trust	27,000	11,600
Hyflux, Ltd.	24,000	9,591
IGG, Inc.	64,000	98,646
Indofood Agri Resources, Ltd.	25,000	8,723
Keppel Infrastructure Trust	140,600	57,714
M1, Ltd.	16,900	26,753
Metro Holdings, Ltd.	31,600	27,192
Midas Holdings, Ltd. (I)	86,000	14,049
Olam International, Ltd.	8,200	11,617
OUE, Ltd.	11,100	15,802
Raffles Medical Group, Ltd.	34,100	33,192
RHT Health Trust	26,900	17,476
Rotary Engineering, Ltd.	22,000	5,832
SATS, Ltd.	25,300	93,855
SBS Transit, Ltd.	5,000	9,479
Sembcorp Industries, Ltd.	24,100	53,877
Sembcorp Marine, Ltd.	47,000	56,107
Sheng Siong Group, Ltd.	29,900	21,501
SIA Engineering Company, Ltd.	3,400	10,074
SIIC Environment Holdings, Ltd.	35,800	13,521
Sinarmas Land, Ltd.	94,200	29,433
Singapore Post, Ltd.	66,100	63,853
Stamford Land Corp., Ltd.	59,000	21,850
StarHub, Ltd.	18,000	35,562
Swiber Holdings, Ltd. (I)	15,000	1,188
Tat Hong Holdings, Ltd. (I)	31,000	8,125
United Engineers, Ltd.	32,100	63,884
United Industrial Corp., Ltd.	7,100	16,340
UOB-Kay Hian Holdings, Ltd.	20,703	20,304
UOL Group, Ltd.	8,200	45,497
Venture Corp., Ltd.	9,800	85,781
Wheelock Properties Singapore, Ltd.	8,300	11,302
Wing Tai Holdings, Ltd.	21,205	30,661
XP Power, Ltd.	482	15,226
Yeo Hiap Seng, Ltd.	1,104	1,042
Yongnam Holdings, Ltd. (I)	32,625	4,857
		1,507,455

The accompanying notes are an integral part of the financial statements.

110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa - 0.1%
Lonmin PLC (I)	4,766	$4,086
Petra Diamonds, Ltd. (I)	53,738	76,445
		80,531
Spain - 2.3%
Acciona SA	1,823	160,503
Acerinox SA	9,149	125,465
Adveo Group International SA (I)	702	2,637
Alantra Partners SA	1,181	15,366
Almirall SA	4,393	71,560
Amper SA (I)(L)	78,616	19,877
Applus Services SA	4,324	54,553
Atresmedia Corp de Medios de Comunicacion SA	3,644	42,671
Baron de Ley SA (I)	172	22,018
Bolsas y Mercados Espanoles SHMSF SA	5,350	193,368
Caja de Ahorros del Mediterraneo (I)	5,428	0
Cellnex Telecom SA (S)	2,868	59,272
Cia de Distribucion Integral Logista Holdings SA	1,883	49,556
Cie Automotive SA	3,433	78,925
Construcciones y Auxiliar de Ferrocarriles SA	1,170	48,029
Distribuidora Internacional de Alimentacion SA	26,359	164,491
Duro Felguera SA (I)(L)	5,568	3,940
Ebro Foods SA	5,367	122,737
eDreams ODIGEO SA (I)	6,457	22,207
Elecnor SA	2,026	28,069
Ence Energia y Celulosa SA	12,997	53,324
Ercros SA (I)	12,631	47,145
Euskaltel SA (S)	6,084	64,900
Faes Farma SA	20,255	67,311
Fluidra SA	3,227	23,577
Gamesa Corp. Technologica SA	837	17,908
Grupo Catalana Occidente SA	2,531	106,693
Indra Sistemas SA (I)	7,450	107,523
Inmobiliaria Colonial SA	11,533	100,621
Laboratorios Farmaceuticos Rovi SA	987	19,260
Liberbank SA (I)(L)	41,465	42,712
Mediaset Espana Comunicacion SA	7,779	96,876
Melia Hotels International SA	4,534	67,908
Miquel y Costas SA	448	16,378
NH Hotel Group SA (I)	16,992	102,457
Obrascon Huarte Lain SA (L)	14,644	52,750
Papeles y Cartones de Europa SA	4,865	41,649
Pescanova SA (I)	1,602	3,217
Pharma Mar SA (I)	13,550	61,025
Promotora de Informaciones SA, Class A (I)	2,575	6,916
Prosegur Cia de Seguridad SA	14,186	92,260
Sacyr SA (I)(L)	33,675	89,449
Saeta Yield SA	924	10,455
Talgo SA (S)	722	4,361
Tecnicas Reunidas SA	2,298	89,046
Tubacex SA (I)	6,252	23,777
Tubos Reunidos SA (I)	9,106	12,686

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Vidrala SA	1,377	$97,491
Viscofan SA	2,898	171,720
Zardoya Otis SA	6,140	63,593
		3,040,232
Sweden - 3.2%
AAK AB	2,029	148,219
Acando AB	6,279	19,699
AddLife AB	856	17,464
AddTech AB, B Shares	5,019	95,717
AF AB, B Shares	4,252	87,995
Ahlstrom-Munksjo OYJ (I)	4,382	89,093
Atrium Ljungberg AB, B Shares	2,105	35,077
Attendo AB (S)	819	9,999
Avanza Bank Holding AB (L)	1,104	48,216
Beijer Alma AB	715	21,044
Beijer Ref AB	2,250	62,215
Bergman & Beving AB	2,270	33,501
Betsson AB (I)	7,923	68,697
Bilia AB, A Shares	6,880	68,014
BillerudKorsnas AB (L)	1,434	22,663
BioGaia AB, B Shares	555	22,559
Bonava AB, B Shares	3,323	56,813
Bulten AB (L)	717	10,227
Bure Equity AB	3,775	43,916
Byggmax Group AB (L)	1,755	12,766
Catena AB	1,035	16,665
Clas Ohlson AB, B Shares	3,185	61,288
Cloetta AB, B Shares	18,972	78,160
Com Hem Holding AB	4,044	56,206
Concordia Maritime AB, B Shares	2,200	3,450
Dios Fastigheter AB	6,611	36,568
Dometic Group AB (S)	9,216	80,060
Duni AB	2,559	37,416
Dustin Group AB (S)	3,341	27,748
Eastnine AB	1,669	13,966
Enea AB (I)	1,999	17,285
Fabege AB	6,102	117,468
Fagerhult AB (L)	4,095	59,062
Granges AB	3,814	35,090
Haldex AB (I)	3,364	42,352
Hemfosa Fastigheter AB	7,325	79,130
HIQ International AB (I)	3,756	25,506
Holmen AB, B Shares	4,455	193,359
Hufvudstaden AB, A Shares	1,525	25,304
Indutrade AB	5,919	135,676
Intrum Justitia AB (L)	4,673	158,696
Inwido AB	3,126	43,921
JM AB	5,515	195,394
KappAhl AB	2,691	14,630
Klovern AB, B Shares	10,266	11,237
KNOW IT AB	1,068	16,456
Kungsleden AB	12,751	78,179
Lagercrantz Group AB, B Shares	1,564	17,182
Lifco AB, B Shares	630	20,226
Lindab International AB	6,008	65,508
Loomis AB, B Shares	4,564	163,590

The accompanying notes are an integral part of the financial statements.

111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Mekonomen AB (L)	2,150	$42,622
Modern Times Group MTG AB, B Shares	2,175	74,865
Momentum Group AB, Class B (I)	2,270	21,960
Mycronic AB (L)	3,734	34,029
NCC AB, B Shares	2,552	71,884
NetEnt AB (I)	8,580	74,972
New Wave Group AB, B Shares	4,353	29,362
Nobia AB	8,526	86,120
Nobina AB (S)	1,192	6,468
Nolato AB, B Shares	1,128	42,371
OEM International AB, B Shares	1,656	38,125
Peab AB	14,016	170,052
Ratos AB, B Shares (L)	14,845	70,806
Raysearch Laboratories AB (I)	1,111	31,062
Recipharm AB, B Shares (L)	1,946	28,482
Saab AB, B Shares	719	35,535
Sagax AB, B Shares	1,104	13,225
SAS AB (I)(L)	6,411	13,983
Scandic Hotels Group AB (S)	4,043	52,558
Sensys Gatso Group AB (I)(L)	18,211	1,701
SkiStar AB	803	18,635
SSAB AB, A Shares (I)	882	4,036
SSAB AB, B Shares (I)	770	2,853
SSAB AB, B Shares (Stockholm Stock Exchange) (I)	1,611	5,976
Sweco AB, B Shares	4,462	110,393
Thule Group AB (S)	3,182	59,768
Victoria Park AB, B Shares (I)	7,077	23,611
Wallenstam AB, B Shares	9,275	89,439
Wihlborgs Fastigheter AB	4,166	88,081
		4,243,646
Switzerland - 5.0%
Allreal Holding AG (I)	841	152,182
Alpiq Holding AG (I)	155	13,248
ALSO Holding AG (I)	269	34,546
APG SGA SA	88	42,682
Arbonia AG (I)(L)	1,795	32,836
Aryzta AG (I)	1,678	55,341
Ascom Holding AG	2,404	49,229
Autoneum Holding AG	221	60,629
Bachem Holding AG	14	1,597
Bank Cler AG	634	27,868
Banque Cantonale de Geneve	24	3,932
Banque Cantonale Vaudoise	91	67,494
Belimo Holding AG	21	90,469
Bell Food Group AG	90	42,966
Berner Kantonalbank AG (L)	285	54,556
BKW AG	659	38,738
Bobst Group SA	632	60,774
Bossard Holding AG	447	90,627
Bucher Industries AG	463	145,664
Burckhardt Compression Holding AG	228	65,447
Burkhalter Holding AG	218	31,199
Calida Holding AG (I)	285	11,285
Cembra Money Bank AG (I)	949	89,939
Cicor Technologies, Ltd. (I)	277	14,162

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Clariant AG (I)	8,423	$185,927
Coltene Holding AG	170	17,559
Conzzeta AG	54	53,483
Daetwyler Holding AG	589	100,319
DKSH Holding AG	778	63,253
dormakaba Holding AG (I)	225	195,820
Edmond de Rothschild Suisse SA	1	17,026
EFG International AG (I)(L)	4,687	30,421
Emmi AG (I)	158	119,003
Energiedienst Holding AG	559	15,447
Fenix Outdoor International AG	225	24,249
Ferrexpo PLC	5,662	15,249
Flughafen Zuerich AG	1,355	332,788
Forbo Holding AG	82	134,856
GAM Holding AG (I)	10,480	140,902
Georg Fischer AG	265	257,045
Gurit Holding AG (I)	22	26,457
Helvetia Holding AG	463	265,533
HOCHDORF Holding AG (I)	49	15,621
Huber & Suhner AG	574	42,924
Hypothekarbank Lenzburg AG	3	14,376
Implenia AG	994	74,560
Inficon Holding AG (I)	129	63,752
Interroll Holding AG	38	50,738
Intershop Holding AG	72	36,116
IWG PLC	38,584	162,666
Jungfraubahn Holding AG	153	18,101
Kardex AG (I)	420	48,334
Komax Holding AG	232	67,872
Kudelski SA	2,497	42,618
LEM Holding SA	42	54,330
Logitech International SA	1,671	61,264
Logitech International SA (SIX Swiss Exchange)	5,484	201,794
Luzerner Kantonalbank AG	254	115,330
MCH Group AG	273	22,450
Metall Zug AG, B Shares	5	21,729
Meyer Burger Technology AG (I)(L)	4,318	5,398
Mobilezone Holding AG	1,773	26,094
Mobimo Holding AG (I)	463	129,982
OC Oerlikon Corp. AG (I)	9,053	119,143
Orascom Development Holding AG (I)	533	3,344
Orell Fuessli Holding AG (L)	92	12,545
Oriflame Holding AG (I)	312	11,720
Orior AG	169	13,444
Panalpina Welttransport Holding AG (L)	775	109,374
Phoenix Mecano AG (L)	38	22,751
Plazza AG	16	3,860
PSP Swiss Property AG	1,672	156,437
Rieter Holding AG (I)	251	57,171
Romande Energie Holding SA	34	46,221
Schaffner Holding AG (I)	40	13,299
Schmolz & Bickenbach AG (I)	39,436	36,746
Schweiter Technologies AG	71	92,031
SFS Group AG (I)	193	21,904
Siegfried Holding AG (I)	210	59,350

The accompanying notes are an integral part of the financial statements.

112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
St. Galler Kantonalbank AG	125	$55,240
Sulzer AG	639	72,471
Sunrise Communications Group AG (I)(S)	773	60,949
Swissquote Group Holding SA	328	9,070
Tamedia AG	201	32,062
Tecan Group AG	559	105,263
Temenos Group AG (I)	3,524	315,268
u-blox Holding AG (I)	323	60,632
Valiant Holding AG	1,060	122,296
Valora Holding AG	237	75,759
Vaudoise Assurances Holding SA	64	35,493
Vetropack Holding AG	10	21,618
Von Roll Holding AG (I)	7,878	11,776
Vontobel Holding AG	1,927	125,541
VZ Holding AG	83	26,655
Walliser Kantonalbank (I)	104	9,717
Ypsomed Holding AG (I)	276	55,966
Zehnder Group AG	615	22,398
Zug Estates Holding AG, B Shares (I)(L)	8	15,416
Zuger Kantonalbank AG	13	71,861
		6,633,587
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (I)	33,134	44,123
United Kingdom - 15.7%
4imprint Group PLC	1,052	23,024
A.G.Barr PLC	7,680	61,557
AA PLC	27,539	81,830
Aberdeen Asset Management PLC	12,945	50,966
Acacia Mining PLC	8,311	32,306
Afren PLC (I)	55,554	0
Aggreko PLC	12,621	151,191
Aldermore Group PLC (I)	11,067	31,332
Alizyme PLC (I)	22,479	0
Amec Foster Wheeler PLC	21,152	128,847
Anglo Pacific Group PLC	12,147	17,502
Arrow Global Group PLC	5,161	27,242
Ashmore Group PLC	18,067	83,159
AVEVA Group PLC	721	18,227
Avon Rubber PLC	1,472	19,532
Balfour Beatty PLC	52,063	183,667
BBA Aviation PLC	65,305	261,440
Beazley PLC	34,635	220,291
Bellway PLC	9,586	371,987
Berendsen PLC	10,915	174,988
Bodycote PLC	14,350	140,866
Booker Group PLC	78,021	189,206
Bovis Homes Group PLC	10,155	126,440
Braemar Shipping Services PLC	1,328	4,849
Brewin Dolphin Holdings PLC	23,405	104,437
Britvic PLC	13,911	125,383
BTG PLC (I)	11,890	108,059
Cambian Group PLC (I)	6,001	13,012
Capital & Counties Properties PLC	31,225	119,177

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Card Factory PLC	2,759	$10,693
Carillion PLC	35,521	86,388
Charles Taylor PLC	4,285	13,393
Chemring Group PLC	24,869	59,847
Chesnara PLC	5,125	25,798
Cineworld Group PLC	15,609	142,660
Clarkson PLC	1,273	41,861
Close Brothers Group PLC	11,851	233,107
CLS Holdings PLC	10,759	28,461
Cobham PLC	104,567	176,589
Computacenter PLC	5,438	57,411
Concentric AB	3,667	59,929
Connect Group PLC	21,090	30,889
Consort Medical PLC	3,903	53,164
Costain Group PLC	4,797	28,814
Countrywide PLC	10,669	23,233
Cranswick PLC	4,514	164,969
Crest Nicholson Holdings PLC	16,969	115,808
Daejan Holdings PLC	159	12,777
Daily Mail & General Trust PLC	14,473	125,774
Dairy Crest Group PLC	14,586	113,631
De La Rue PLC	6,976	60,700
Debenhams PLC	76,182	42,996
Dechra Pharmaceuticals PLC	3,293	72,975
Devro PLC	11,119	29,942
DFS Furniture PLC	12,509	33,493
Dialight PLC (I)	105	1,502
Dialog Semiconductor PLC (I)	5,144	219,779
Dignity PLC	3,439	111,555
Diploma PLC	8,126	116,744
Domino’s Pizza Group PLC	29,982	114,753
Drax Group PLC	33,303	141,440
DS Smith PLC	64,440	397,716
Dunelm Group PLC	5,863	46,021
EI Group PLC (I)	40,990	68,588
Electrocomponents PLC	34,806	261,807
Elementis PLC	44,653	171,229
EnQuest PLC (I)	76,575	31,720
Equiniti Group PLC (S)	2,086	6,783
Essentra PLC	14,966	110,045
esure Group PLC	14,313	56,110
Euromoney Institutional Investor PLC	4,132	57,712
FDM Group Holdings PLC	2,162	21,403
Fenner PLC	19,895	74,190
Fidessa Group PLC	3,246	97,970
Findel PLC (I)	8,139	21,217
Firstgroup PLC (I)	88,050	144,342
Foxtons Group PLC	23,551	29,058
Fuller Smith & Turner PLC, Class A	1,525	21,189
Galliford Try PLC	6,450	97,634
Games Workshop Group PLC	1,327	20,741
Gem Diamonds, Ltd. (I)	12,666	15,154
Genus PLC	6,138	142,070
Go-Ahead Group PLC	4,789	109,751
Gocompare.Com Group PLC (I)	23,140	32,000
Grainger PLC	15,819	54,186

The accompanying notes are an integral part of the financial statements.

113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Greene King PLC	20,833	$182,838
Greggs PLC	7,042	98,970
Halfords Group PLC	15,547	69,255
Halma PLC	21,707	311,071
Hays PLC	99,097	214,259
Headlam Group PLC	6,602	46,273
Helical PLC	8,263	32,422
Henry Boot PLC	2,735	10,810
Hill & Smith Holdings PLC	7,607	136,823
Hilton Food Group PLC	1,880	18,066
HomeServe PLC	21,631	207,028
Howden Joinery Group PLC	46,341	245,831
Hunting PLC (I)	9,804	62,354
Ibstock PLC (S)	7,043	22,548
IG Group Holdings PLC	21,765	161,116
Imagination Technologies Group PLC (I)	5,411	10,781
IMI PLC	7,767	120,973
Inchcape PLC	25,976	255,342
Indivior PLC (I)	27,368	111,441
Inmarsat PLC	9,403	94,305
Intermediate Capital Group PLC	12,019	130,339
International Personal Finance PLC	12,526	27,528
Interserve PLC	17,216	51,833
IP Group PLC (I)	127	224
ITE Group PLC	16,803	33,735
J.D. Wetherspoon PLC	7,180	91,245
James Fisher & Sons PLC	4,634	98,453
Janus Henderson Group PLC (I)(L)	6,417	212,464
Jardine Lloyd Thompson Group PLC	11,271	176,122
JD Sports Fashion PLC	7,970	36,304
Jimmy Choo PLC (I)	8,545	23,142
John Laing Group PLC (S)	4,497	17,749
John Menzies PLC	8,058	73,857
John Wood Group PLC	17,241	144,053
Jupiter Fund Management PLC	22,824	150,118
Just Group PLC	11,291	18,756
KAZ Minerals PLC (I)	24,312	163,987
KCOM Group PLC	37,969	44,026
Keller Group PLC	5,815	66,649
Kier Group PLC	9,955	159,078
Ladbrokes Coral Group PLC	83,260	124,159
Laird PLC	45,141	81,534
Lancashire Holdings, Ltd.	16,425	149,162
Lookers PLC	22,449	33,399
Low & Bonar PLC	22,280	24,645
LSL Property Services PLC	6,404	18,331
Man Group PLC	85,474	172,476
Marshalls PLC	12,527	61,253
Marston’s PLC	54,494	86,638
McBride PLC (I)	14,770	36,027
McCarthy & Stone PLC (S)	19,899	42,663
Mears Group PLC	8,289	51,420
Meggitt PLC	34,732	215,817
Melrose Industries PLC	63,726	201,325
Millennium & Copthorne Hotels PLC	11,031	63,621
Mitchells & Butlers PLC	21,557	64,703

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Mitie Group PLC (I)	23,849	$85,969
MJ Gleeson PLC	2,770	22,385
Moneysupermarket.com Group PLC	26,722	123,081
Morgan Advanced Materials PLC	30,813	113,882
Morgan Sindall Group PLC	2,154	34,735
Mothercare PLC (I)	8,741	13,110
MWB Group Holdings PLC (I)	11,618	738
N. Brown Group PLC	9,633	38,950
National Express Group PLC	36,763	175,571
NCC Group PLC	13,335	28,429
NEX Group PLC	19,909	162,010
Northgate PLC	13,449	77,637
Novae Group PLC	2,664	19,779
Ocado Group PLC (I)(L)	14,897	56,068
OneSavings Bank PLC	9,121	44,501
Ophir Energy PLC (I)	7,595	8,412
Oxford Instruments PLC	3,439	46,939
Pagegroup PLC	20,236	125,602
PayPoint PLC	4,414	50,860
Pendragon PLC	102,667	41,560
Pennon Group PLC	22,238	238,990
Petrofac, Ltd.	5,818	33,454
Petropavlovsk PLC (I)	214,252	19,167
Pets at Home Group PLC	8,991	18,927
Photo-Me International PLC	19,962	43,097
Polypipe Group PLC	3,911	19,494
Premier Foods PLC (I)	41,106	21,706
Premier Oil PLC (I)(L)	29,180	19,050
Punch Taverns PLC (I)	1,008	2,347
PZ Cussons PLC	16,024	71,541
QinetiQ Group PLC	39,382	138,735
Rank Group PLC	3,844	11,902
Rathbone Brothers PLC	3,438	113,480
Redrow PLC	21,284	151,697
Renewi PLC	63,251	68,191
Renishaw PLC	2,926	137,969
Rentokil Initial PLC	92,797	330,225
Ricardo PLC	2,717	27,521
Rightmove PLC	5,015	277,498
RM PLC	8,752	19,737
Robert Walters PLC	2,411	13,310
Rotork PLC	60,697	186,081
RPC Group PLC	28,931	283,543
RPS Group PLC	21,630	73,714
Saga PLC	9,719	26,513
Savills PLC	9,220	105,682
SDL PLC	7,019	57,051
Senior PLC	35,326	107,980
Serco Group PLC (I)	22,980	34,389
Severfield Rowen PLC	11,941	12,033
SIG PLC	41,252	79,824
Soco International PLC	16,636	25,257
Spectris PLC	9,067	298,092
Speedy Hire PLC	24,369	18,417
Spirax-Sarco Engineering PLC	4,229	294,944
Spire Healthcare Group PLC (S)	8,597	36,338

The accompanying notes are an integral part of the financial statements.

114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Spirent Communications PLC	60,317	$91,921
Sportech PLC (I)	11,390	15,841
SSP Group PLC	15,013	93,020
St. Ives PLC	3,492	2,357
St. Modwen Properties PLC	19,165	89,537
Stagecoach Group PLC	27,597	66,982
SThree PLC	8,144	32,732
Stobart Group, Ltd.	9,609	37,087
Stolt-Nielsen, Ltd.	2,414	33,896
STV Group PLC	2,685	13,409
SuperGroup PLC	3,110	60,557
Synthomer PLC	18,970	120,503
TalkTalk Telecom Group PLC (L)	31,116	73,138
Tate & Lyle PLC	21,383	184,288
Ted Baker PLC	2,740	85,242
Telecom Plus PLC	5,260	79,136
The Restaurant Group PLC	12,695	54,165
The Vitec Group PLC	1,430	18,997
The Weir Group PLC	7,482	168,868
Thomas Cook Group PLC	84,977	99,560
Topps Tiles PLC	15,591	16,762
TP ICAP PLC	33,151	201,734
Travis Perkins PLC	5,212	98,804
Trinity Mirror PLC	27,680	35,378
TT Electronics PLC	14,769	37,230
Tullow Oil PLC (I)(L)	103,396	203,257
U & I Group PLC	5,560	13,668
UBM PLC	22,464	201,880
Ultra Electronics Holdings PLC	3,133	83,707
Vectura Group PLC (I)	41,947	61,180
Vesuvius PLC	20,181	139,462
Victrex PLC	7,047	172,161
Virgin Money Holdings UK PLC	5,755	19,983
Volex PLC (I)	3,136	2,454
Vp PLC	637	7,363
W.S. Atkins PLC (I)	6,246	169,384
WH Smith PLC	7,608	169,823
William Hill PLC	48,853	161,908
Wilmington PLC	8,076	24,769
Wincanton PLC	7,151	23,243
Xaar PLC	2,846	14,014
Zeal Network SE	349	10,550
ZPG PLC (S)	6,724	31,782
		21,079,415
United States - 0.3%
Alacer Gold Corp. (I)(L)	14,491	23,243
Argonaut Gold, Inc. (I)	12,132	22,172
Energy Fuels, Inc. (I)(L)	730	1,160
Ormat Technologies, Inc.	1	43
REC Silicon ASA (I)(L)	135,975	17,659
Sims Metal Management, Ltd.	15,252	177,581
Tahoe Resources, Inc. (L)	19,100	164,665
		406,523
TOTAL COMMON STOCKS (Cost $116,859,059)		$132,155,302

International Small Company Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Draegerwerk AG & Company KGaA	721	$75,975
FUCHS PETROLUB SE	2,559	139,473
Jungheinrich AG	1,449	53,096
Sartorius AG	920	88,960
Sixt SE	1,166	57,864
STO SE & Company KGaA	124	16,132
Villeroy & Boch AG	625	13,848
		445,348
TOTAL PREFERRED SECURITIES (Cost $323,146)		$445,348

RIGHTS - 0.0%
Maurel ET (Expiration Date: 01/02/2018) (I)(N)	7,666	350
Sacyr SA (Expiration Date: 07/17/2017) (I)(N)	33,675	2,692
TOTAL RIGHTS (Cost $0)		$3,042

WARRANTS - 0.0%
Cheuk Nang Holdings, Ltd. (Expiration Date: 06/21/2018; Strike Price: HKD 4.40) (I)	120	14
TOTAL WARRANTS (Cost $0)		$14

SECURITIES LENDING COLLATERAL - 9.4%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,257,769	12,585,115
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,585,946)		$12,585,115
Total Investments (International Small Company Trust) (Cost $129,768,151) - 108.2%		$145,188,821
Other assets and liabilities, net - (8.2%)		(11,021,798)
TOTAL NET ASSETS - 100.0%		$134,167,023

Currency Abbreviations

HKD	Hong Kong Dollar

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

International Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.5%
Canada - 9.0%
Alamos Gold, Inc., Class A	1,211,600	$8,699,288
Barrick Gold Corp.	671,980	10,691,202
Cenovus Energy, Inc.	837,228	6,172,039
Eldorado Gold Corp.	2,357,300	6,253,171
Ensign Energy Services, Inc.	780,600	4,171,467
Husky Energy, Inc. (I)	527,300	5,985,392
Precision Drilling Corp. (I)	2,150,100	7,344,959
Suncor Energy, Inc.	246,000	7,187,647
Wheaton Precious Metals Corp.	1,095,700	21,765,293
		78,270,458
China - 7.1%
Baidu, Inc., ADR (I)	112,760	20,168,254
China Life Insurance Company, Ltd., H Shares	2,512,000	7,676,815
China Telecom Corp., Ltd., H Shares	23,712,427	11,260,160
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	2,581,800	7,689,278
Sinopec Engineering Group Company, Ltd., H Shares	7,668,000	6,908,285
Sinopharm Group Company, Ltd., H Shares	1,836,400	8,296,693
		61,999,485
France - 6.6%
AXA SA	377,021	10,324,119
BNP Paribas SA	226,534	16,308,835
Cie Generale des Etablissements Michelin	38,299	5,097,380
Sanofi	183,389	17,572,365
TOTAL SA (L)	173,308	8,604,243
		57,906,942
Germany - 6.8%
Bayer AG	108,063	14,006,095
Gerresheimer AG	102,650	8,261,661
Innogy SE (S)	235,963	9,286,692
Merck KGaA	60,467	7,316,445
MorphoSys AG (I)(L)	116,936	8,299,619
Siemens AG	43,161	5,936,979
Telefonica Deutschland Holding AG	1,301,760	6,510,108
		59,617,599
Hong Kong - 3.8%
China Mobile, Ltd.	729,500	7,734,015
CK Hutchison Holdings, Ltd.	1,045,500	13,120,550
Haier Electronics Group Company, Ltd. (I)	2,369,000	6,159,174
Kunlun Energy Company, Ltd.	3,622,000	3,070,648
Value Partners Group, Ltd. (L)	3,594,900	3,272,231
		33,356,618
India - 0.9%
Hero MotoCorp, Ltd.	83,700	4,768,607
Jain Irrigation Systems, Ltd.	1,872,382	2,978,511
		7,747,118
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd., ADR	618,354	20,541,720

International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy - 1.5%
Eni SpA	872,182	$13,107,069
Japan - 10.7%
Astellas Pharma, Inc.	762,000	9,339,606
Inpex Corp.	715,800	6,911,381
Kirin Holdings Company, Ltd.	380,300	7,757,588
Nissan Motor Company, Ltd.	1,698,500	16,959,409
SoftBank Group Corp.	298,000	24,224,463
Sumitomo Metal Mining Company, Ltd.	545,000	7,284,515
Sumitomo Rubber Industries, Ltd.	494,400	8,372,921
Suntory Beverage & Food, Ltd.	188,900	8,780,228
Taiheiyo Cement Corp.	863,700	3,158,580
		92,788,691
Luxembourg - 1.2%
SES SA	276,730	6,482,942
Tenaris SA (L)	273,908	4,276,736
		10,759,678
Malta - 0.0%
BGP Holdings PLC (I)	2,126,418	38,859
Netherlands - 8.9%
Aegon NV	2,759,076	14,120,732
Flow Traders (S)	124,882	3,446,177
ING Groep NV	552,756	9,542,119
QIAGEN NV (I)	390,229	12,984,406
Royal Dutch Shell PLC, B Shares	787,485	21,141,255
SBM Offshore NV (L)	1,021,165	16,357,721
		77,592,410
Norway - 1.5%
Telenor ASA	434,719	7,212,093
Yara International ASA	158,270	5,951,311
		13,163,404
Singapore - 2.4%
Singapore Telecommunications, Ltd.	3,813,700	10,770,195
Singapore Telecommunications, Ltd., ADR	4,800	135,768
United Overseas Bank, Ltd.	586,900	9,853,254
		20,759,217
South Korea - 10.9%
Dongbu Insurance Company, Ltd.	19,640	1,167,165
Hana Financial Group, Inc.	365,755	14,444,582
Hyundai Mobis Company, Ltd.	49,336	10,785,433
Hyundai Motor Company	49,426	6,891,229
KB Financial Group, Inc., ADR	336,451	16,987,411
Korea Investment Holdings Company, Ltd.	112,346	6,884,306
Posco Daewoo Corp.	330,464	6,443,154
Samsung Electronics Company, Ltd.	15,085	31,419,368
		95,022,648
Sweden - 0.6%
Getinge AB, B Shares	262,002	5,131,639
Switzerland - 4.7%
ABB, Ltd.	220,170	5,464,864
GAM Holding AG (I)	409,438	5,504,830
Roche Holding AG	78,364	20,023,171

The accompanying notes are an integral part of the financial statements.

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International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG (I)	563,206	$9,577,817
		40,570,682
Taiwan - 2.9%
Catcher Technology Company, Ltd.	970,000	11,560,878
Quanta Computer, Inc.	2,575,000	6,091,209
Taiwan Semiconductor Manufacturing Company, Ltd.	1,067,000	7,289,972
		24,942,059
Thailand - 1.5%
Bangkok Bank PCL, Foreign Shares	253,600	1,469,641
Bangkok Bank PCL, NVDR	1,236,700	6,729,833
Kasikornbank PCL, Foreign Shares	209,700	1,230,604
PTT Exploration & Production PCL, Foreign Shares	1,443,600	3,661,091
		13,091,169
United Kingdom - 14.5%
Aviva PLC	1,489,826	10,219,321
BAE Systems PLC	1,286,644	10,621,660
Barclays PLC	3,113,258	8,233,904
BP PLC	4,129,044	23,833,680
Capita PLC	550,121	4,957,446
Cobham PLC	2,783,320	4,700,374
HSBC Holdings PLC	1,879,932	17,449,553
Johnson Matthey PLC	175,755	6,577,951
Kingfisher PLC	2,220,704	8,698,357
Rolls-Royce Holdings PLC (I)	331,200	3,841,483
SIG PLC	3,436,916	6,650,584
Standard Chartered PLC (I)	2,004,091	20,297,959
		126,082,272
United States - 0.6%
Tahoe Resources, Inc. (L)	603,000	5,198,597
TOTAL COMMON STOCKS (Cost $795,570,015)		$857,688,334

RIGHTS - 0.0%
Rolls-Royce Holdings PLC (Expiration Date: 07/05/2017; Strike Price: GBP 0.07) (I)	23,515,200	30,628
TOTAL RIGHTS (Cost $30,354)		$30,628

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,362,161	13,629,644
TOTAL SECURITIES LENDING COLLATERAL (Cost $13,630,026)		$13,629,644

SHORT-TERM INVESTMENTS - 1.8%
U.S. Government Agency - 1.8%
Federal Home Loan Bank Discount Note 0.650%, 07/03/2017*	$16,200,000	16,200,000

International Value Trust (continued)

Short-term investments (continued)
TOTAL SHORT-TERM INVESTMENTS (Cost $16,199,415)	$16,200,000
Total Investments (International Value Trust) (Cost $825,429,810) - 101.9%	$887,548,606
Other assets and liabilities, net - (1.9%)	(16,618,949)
TOTAL NET ASSETS - 100.0%	$870,929,657

Currency Abbreviation

GBP	Pound Sterling

Security Abbreviations and Legend

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

117

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 82.6%
Equity - 82.6%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	1,271,931	$23,670,642
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $21,485,507)		$23,670,642

UNAFFILIATED INVESTMENT COMPANIES - 17.5%
Exchange-traded funds - 17.5%
Financial Select Sector SPDR Fund	20,955	516,960
Vanguard Energy ETF	4,033	356,920
Vanguard FTSE Emerging Markets ETF	36,707	1,498,746
Vanguard Health Care ETF	1,340	197,476
Vanguard Information Technology ETF	4,921	693,074
Vanguard Materials ETF	983	119,533
Vanguard Mid-Cap ETF	6,094	868,517
Vanguard REIT ETF	3,384	281,650
Vanguard Small-Cap ETF	3,459	468,833
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,523,544)		$5,001,709
Total Investments (Lifestyle Aggressive PS Series) (Cost $26,009,051) - 100.1%		$28,672,351
Other assets and liabilities, net - (0.1%)		(15,517)
TOTAL NET ASSETS - 100.0%		$28,656,834

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

118

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 50.0%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	27,795,421	$517,272,792
Fixed income - 50.0%
Bond, Series NAV (JHAM) (A)(1)	37,878,777	517,045,313
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $981,632,903)		$1,034,318,105
Total Investments (Lifestyle Balanced PS Series) (Cost $981,632,903) - 100.0%		$1,034,318,105
Other assets and liabilities, net - 0.0%		(38,833)
TOTAL NET ASSETS - 100.0%		$1,034,279,272

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

119

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	2,006,747	$37,345,565
Fixed income - 80.0%
Bond, Series NAV (JHAM) (A)(1)	10,963,040	149,645,503
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $182,781,469)		$186,991,068
Total Investments (Lifestyle Conservative PS Series) (Cost $182,781,469) - 100.0%		$186,991,068
Other assets and liabilities, net - 0.0%		(21,437)
TOTAL NET ASSETS - 100.0%		$186,969,631

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

120

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Growth PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.9%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	122,869,632	$2,286,603,859
Fixed income - 29.1%
Bond, Series NAV (JHAM) (A)(1)	68,770,258	938,714,020
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,989,013,321)		$3,225,317,879

COMMON STOCKS - 0.0%
Information technology - 0.0%
CEVA Holdings LLC (I)	1,115	228,589
TOTAL COMMON STOCKS (Cost $362,398)		$228,589

PREFERRED SECURITIES - 0.0%
Information technology - 0.0%
CEVA Holdings LLC, Series A1 (I)	31	11,703
CEVA Holdings LLC, Series A2 (I)	1,068	234,986
TOTAL PREFERRED SECURITIES (Cost $355,664)		$246,689

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.8262% (Y)	20	20
TOTAL SHORT-TERM INVESTMENTS (Cost $20)		$20
Total Investments (Lifestyle Growth PS Series) (Cost $2,989,731,403) - 100.0%		$3,225,793,177
Other assets and liabilities, net - 0.0%		3,698
TOTAL NET ASSETS - 100.0%		$3,225,796,875

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

121

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.0%
Strategic Equity Allocation, Series NAV (JHAM) (A)(1)	6,967,483	$129,664,866
Fixed income - 60.0%
Bond, Series NAV (JHAM) (A)(1)	14,238,003	194,348,735
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $310,227,416)		$324,013,601
Total Investments (Lifestyle Moderate PS Series) (Cost $310,227,416) - 100.0%		$324,013,601
Other assets and liabilities, net - 0.0%		(22,435)
TOTAL NET ASSETS - 100.0%		$323,991,166

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio’s subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Consumer discretionary - 11.4%
Auto components - 0.6%
Cooper Tire & Rubber Company (L)	33,786	$1,219,675
Dana, Inc.	92,274	2,060,478
Gentex Corp.	183,369	3,478,510
		6,758,663
Automobiles - 0.3%
Thor Industries, Inc.	30,546	3,192,668
Distributors - 0.3%
Pool Corp.	26,395	3,103,260
Diversified consumer services - 0.8%
Adtalem Global Education, Inc.	36,374	1,380,393
Graham Holdings Company, Class B	2,969	1,780,361
Service Corp. International	119,999	4,013,967
Sotheby’s (I)	29,251	1,569,901
		8,744,622
Hotels, restaurants and leisure - 2.7%
Brinker International, Inc. (L)	31,231	1,189,901
Buffalo Wild Wings, Inc. (I)	10,302	1,305,263
Churchill Downs, Inc.	7,892	1,446,604
Cracker Barrel Old Country Store, Inc. (L)	15,346	2,566,619
Domino’s Pizza, Inc.	30,698	6,493,548
Dunkin’ Brands Group, Inc.	58,825	3,242,434
International Speedway Corp., Class A	16,106	604,780
Jack in the Box, Inc.	18,777	1,849,535
Panera Bread Company, Class A (I)	13,618	4,284,768
Papa John’s International, Inc.	16,896	1,212,457
Texas Roadhouse, Inc.	41,194	2,098,834
The Cheesecake Factory, Inc.	28,470	1,432,041
The Wendy’s Company	122,206	1,895,415
		29,622,199
Household durables - 1.7%
CalAtlantic Group, Inc.	46,077	1,628,822
Helen of Troy, Ltd. (I)	17,268	1,624,919
KB Home	53,043	1,271,441
NVR, Inc. (I)	2,225	5,363,607
Tempur Sealy International, Inc. (I)(L)	29,930	1,597,963
Toll Brothers, Inc.	94,452	3,731,799
TRI Pointe Group, Inc. (I)	101,528	1,339,154
Tupperware Brands Corp.	32,378	2,273,907
		18,831,612
Internet and direct marketing retail - 0.1%
HSN, Inc.	20,390	650,441
Leisure products - 0.6%
Brunswick Corp.	57,006	3,575,986
Polaris Industries, Inc. (L)	37,395	3,448,941
		7,024,927
Media - 1.5%
AMC Networks, Inc., Class A (I)	35,175	1,878,697
Cable One, Inc.	2,994	2,128,435
Cinemark Holdings, Inc.	67,625	2,627,231
John Wiley & Sons, Inc., Class A	28,584	1,507,806
Live Nation Entertainment, Inc. (I)	85,260	2,971,311

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Meredith Corp.	23,412	$1,391,843
TEGNA, Inc.	137,058	1,975,006
The New York Times Company, Class A	77,975	1,380,158
		15,860,487
Multiline retail - 0.2%
Big Lots, Inc. (L)	28,584	1,380,607
Dillard’s, Inc., Class A (L)	14,956	862,812
		2,243,419
Specialty retail - 1.8%
Aaron’s, Inc.	40,140	1,561,446
American Eagle Outfitters, Inc.	106,437	1,282,566
Cabela’s, Inc. (I)	32,990	1,960,266
Chico’s FAS, Inc.	82,617	778,252
Dick’s Sporting Goods, Inc.	56,022	2,231,356
GameStop Corp., Class A (L)	64,633	1,396,719
Murphy USA, Inc. (I)	22,064	1,635,163
Office Depot, Inc.	329,784	1,859,982
Sally Beauty Holdings, Inc. (I)	87,719	1,776,310
The Michaels Companies, Inc. (I)	67,516	1,250,396
Urban Outfitters, Inc. (I)	56,392	1,045,508
Williams-Sonoma, Inc. (L)	50,877	2,467,535
		19,245,499
Textiles, apparel and luxury goods - 0.8%
Carter’s, Inc.	30,884	2,747,132
Deckers Outdoor Corp. (I)	20,417	1,393,664
Kate Spade & Company (I)	81,887	1,514,091
Skechers U.S.A., Inc., Class A (I)	85,396	2,519,182
		8,174,069
		123,451,866
Consumer staples - 3.6%
Beverages - 0.1%
The Boston Beer Company, Inc., Class A (I)(L)	5,900	779,685
Food and staples retailing - 0.5%
Casey’s General Stores, Inc.	25,008	2,678,607
Sprouts Farmers Market, Inc. (I)	82,495	1,870,162
United Natural Foods, Inc. (I)	32,289	1,185,006
		5,733,775
Food products - 2.3%
Dean Foods Company	58,002	986,034
Flowers Foods, Inc.	117,523	2,034,323
Ingredion, Inc.	45,753	5,454,215
Lamb Weston Holdings, Inc.	88,572	3,900,711
Lancaster Colony Corp.	12,434	1,524,657
Post Holdings, Inc. (I)	42,300	3,284,595
Snyder’s-Lance, Inc.	54,894	1,900,430
The Hain Celestial Group, Inc. (I)	66,029	2,563,246
Tootsie Roll Industries, Inc. (L)	11,446	398,893
TreeHouse Foods, Inc. (I)	36,345	2,969,023
		25,016,127

The accompanying notes are an integral part of the financial statements.

123

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Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Household products - 0.2%
Energizer Holdings, Inc.	39,469	$1,895,301
Personal products - 0.5%
Avon Products, Inc. (I)	280,750	1,066,850
Edgewell Personal Care Company (I)	36,652	2,786,285
Nu Skin Enterprises, Inc., Class A	31,705	1,992,342
		5,845,477
		39,270,365
Energy - 2.9%
Energy equipment and services - 1.0%
Diamond Offshore Drilling, Inc. (I)(L)	41,167	445,839
Dril-Quip, Inc. (I)	24,150	1,178,520
Ensco PLC, Class A	193,792	999,967
Nabors Industries, Ltd.	182,441	1,485,070
Oceaneering International, Inc.	62,722	1,432,570
Oil States International, Inc. (I)	32,961	894,891
Patterson-UTI Energy, Inc.	105,544	2,130,933
Rowan Companies PLC, Class A (I)	80,496	824,279
Superior Energy Services, Inc. (I)	97,556	1,017,509
		10,409,578
Oil, gas and consumable fuels - 1.9%
CONSOL Energy, Inc. (I)	113,072	1,689,296
Energen Corp. (I)	61,960	3,058,965
Gulfport Energy Corp. (I)	101,539	1,497,700
HollyFrontier Corp.	113,227	3,110,346
Matador Resources Company (I)(L)	59,478	1,271,045
PBF Energy, Inc., Class A (L)	69,835	1,554,527
QEP Resources, Inc. (I)	153,517	1,550,522
SM Energy Company	62,496	1,033,059
Southwestern Energy Company (I)	322,911	1,963,299
World Fuel Services Corp.	44,097	1,695,530
WPX Energy, Inc. (I)	253,806	2,451,766
		20,876,055
		31,285,633
Financials - 16.0%
Banks - 7.9%
Associated Banc-Corp.	97,229	2,450,171
BancorpSouth, Inc.	53,032	1,617,476
Bank of Hawaii Corp.	27,262	2,261,928
Bank of the Ozarks, Inc.	77,515	3,633,128
Canadian Imperial Bank of Commerce	1	64
Cathay General Bancorp	47,899	1,817,767
Chemical Financial Corp.	45,401	2,197,862
Commerce Bancshares, Inc.	55,780	3,169,977
Cullen/Frost Bankers, Inc.	36,331	3,411,844
East West Bancorp, Inc.	92,228	5,402,716
First Horizon National Corp.	149,231	2,599,604
FNB Corp.	206,246	2,920,443
Fulton Financial Corp.	111,581	2,120,039
Hancock Holding Company	53,952	2,643,648
Home BancShares, Inc.	80,566	2,006,093
International Bancshares Corp.	37,100	1,300,355

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
MB Financial, Inc.	45,486	$2,003,203
PacWest Bancorp	76,521	3,573,531
Pinnacle Financial Partners, Inc.	45,662	2,867,574
Prosperity Bancshares, Inc.	44,356	2,849,429
Signature Bank (I)	34,267	4,918,343
SVB Financial Group (I)	33,509	5,890,547
Synovus Financial Corp.	78,067	3,453,684
TCF Financial Corp.	109,298	1,742,210
Texas Capital Bancshares, Inc. (I)	31,638	2,448,781
Trustmark Corp.	43,228	1,390,212
UMB Financial Corp.	28,001	2,096,155
Umpqua Holdings Corp.	140,695	2,583,160
United Bankshares, Inc.	66,926	2,623,499
Valley National Bancorp	168,415	1,988,981
Webster Financial Corp.	58,857	3,073,513
Wintrust Financial Corp.	35,528	2,715,760
		85,771,697
Capital markets - 3.0%
Eaton Vance Corp.	73,395	3,473,051
FactSet Research Systems, Inc.	25,187	4,185,576
Federated Investors, Inc., Class B	59,214	1,672,796
Janus Henderson Group PLC (I)	115,138	3,812,219
Legg Mason, Inc.	54,460	2,078,194
MarketAxess Holdings, Inc.	23,992	4,824,791
MSCI, Inc.	57,797	5,952,513
SEI Investments Company	85,096	4,576,463
Stifel Financial Corp. (I)	43,692	2,008,958
		32,584,561
Consumer finance - 0.3%
SLM Corp. (I)	275,129	3,163,984
Insurance - 4.2%
Alleghany Corp. (I)	9,855	5,861,754
American Financial Group, Inc.	46,992	4,669,595
Aspen Insurance Holdings, Ltd.	38,290	1,908,757
Brown & Brown, Inc.	73,420	3,162,199
CNO Financial Group, Inc.	109,349	2,283,207
First American Financial Corp.	70,394	3,145,908
Genworth Financial, Inc., Class A (I)	318,484	1,200,685
Kemper Corp.	31,100	1,200,460
Mercury General Corp.	23,301	1,258,254
Old Republic International Corp.	156,474	3,055,937
Primerica, Inc.	29,044	2,200,083
Reinsurance Group of America, Inc.	41,103	5,277,214
RenaissanceRe Holdings, Ltd.	25,929	3,605,557
The Hanover Insurance Group, Inc.	27,237	2,414,015
W.R. Berkley Corp.	61,903	4,281,831
		45,525,456
Thrifts and mortgage finance - 0.6%
New York Community Bancorp, Inc.	312,179	4,098,910
Washington Federal, Inc.	57,084	1,895,189
		5,994,099
		173,039,797

The accompanying notes are an integral part of the financial statements.

124

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care - 8.9%
Biotechnology - 0.7%
Bioverativ, Inc. (I)	69,041	$4,154,197
United Therapeutics Corp. (I)	28,763	3,731,424
		7,885,621
Health care equipment and supplies - 3.5%
ABIOMED, Inc. (I)	26,013	3,727,663
Globus Medical, Inc., Class A (I)	46,087	1,527,784
Halyard Health, Inc. (I)	29,789	1,170,112
Hill-Rom Holdings, Inc.	38,203	3,041,341
LivaNova PLC (I)(L)	27,680	1,694,293
Masimo Corp. (I)	29,055	2,649,235
NuVasive, Inc. (I)	32,340	2,487,593
ResMed, Inc.	90,526	7,049,260
STERIS PLC	54,215	4,418,523
Teleflex, Inc.	28,712	5,965,205
West Pharmaceutical Services, Inc.	46,951	4,437,809
		38,168,818
Health care providers and services - 2.3%
Acadia Healthcare Company, Inc. (I)(L)	48,777	2,408,608
HealthSouth Corp.	57,176	2,767,318
LifePoint Health, Inc. (I)	25,764	1,730,053
MEDNAX, Inc. (I)	59,373	3,584,348
Molina Healthcare, Inc. (I)	27,290	1,887,922
Owens & Minor, Inc.	39,062	1,257,406
Tenet Healthcare Corp. (I)	51,335	992,819
VCA, Inc. (I)	51,873	4,788,397
WellCare Health Plans, Inc. (I)	28,401	5,099,684
		24,516,555
Health care technology - 0.4%
Allscripts Healthcare Solutions, Inc. (I)	115,826	1,477,940
Medidata Solutions, Inc. (I)	33,019	2,582,086
		4,060,026
Life sciences tools and services - 1.3%
Bio-Rad Laboratories, Inc., Class A (I)	13,287	3,006,981
Bio-Techne Corp.	23,830	2,800,025
Charles River Laboratories International, Inc. (I)	30,409	3,075,870
INC Research Holdings, Inc., Class A (I)	34,536	2,020,356
PAREXEL International Corp. (I)	32,402	2,816,058
		13,719,290
Pharmaceuticals - 0.7%
Akorn, Inc. (I)	55,655	1,866,669
Catalent, Inc. (I)	79,765	2,799,752
Endo International PLC (I)	126,755	1,415,853
Prestige Brands Holdings, Inc. (I)	33,802	1,785,084
		7,867,358
		96,217,668
Industrials - 14.7%
Aerospace and defense - 1.7%
Curtiss-Wright Corp.	28,242	2,592,051
Esterline Technologies Corp. (I)	19,004	1,801,579

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace and defense (continued)
Huntington Ingalls Industries, Inc.	29,376	$5,468,636
KLX, Inc. (I)	33,017	1,650,850
Orbital ATK, Inc.	36,840	3,623,582
Teledyne Technologies, Inc. (I)	22,524	2,875,189
		18,011,887
Airlines - 0.4%
JetBlue Airways Corp. (I)	212,989	4,862,539
Building products - 0.9%
AO Smith Corp.	94,009	5,295,527
Lennox International, Inc.	24,516	4,502,118
		9,797,645
Commercial services and supplies - 1.5%
Clean Harbors, Inc. (I)	33,231	1,855,287
Copart, Inc. (I)	130,853	4,159,817
Deluxe Corp.	30,958	2,142,913
Herman Miller, Inc.	38,157	1,159,973
HNI Corp.	28,142	1,122,022
MSA Safety, Inc.	20,100	1,631,517
Pitney Bowes, Inc.	119,049	1,797,640
Rollins, Inc.	61,224	2,492,429

		16,361,598
Construction and engineering - 1.1%
AECOM (I)	99,408	3,213,861
Dycom Industries, Inc. (I)(L)	19,838	1,775,898
EMCOR Group, Inc.	37,809	2,471,952
Granite Construction, Inc.	25,415	1,226,020
KBR, Inc.	91,370	1,390,651
Valmont Industries, Inc.	14,416	2,156,634
		12,235,016
Electrical equipment - 0.7%
EnerSys	27,777	2,012,444
Hubbell, Inc.	32,674	3,697,717
Regal Beloit Corp.	28,602	2,332,493
		8,042,654
Industrial conglomerates - 0.4%
Carlisle Companies, Inc.	41,234	3,933,724
Machinery - 4.9%
AGCO Corp.	42,599	2,870,747
Crane Company	32,286	2,562,863
Donaldson Company, Inc.	84,324	3,840,115
Graco, Inc.	35,460	3,875,069
IDEX Corp.	48,709	5,504,604
ITT, Inc.	56,594	2,273,947
Kennametal, Inc.	51,419	1,924,099
Lincoln Electric Holdings, Inc.	39,479	3,635,621
Nordson Corp.	34,215	4,150,964
Oshkosh Corp.	47,743	3,288,538
Terex Corp.	62,300	2,336,250
The Timken Company	44,805	2,072,231
The Toro Company	68,673	4,758,352
Trinity Industries, Inc.	97,136	2,722,722

The accompanying notes are an integral part of the financial statements.

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Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Wabtec Corp. (L)	55,130	$5,044,395
Woodward, Inc.	35,200	2,378,816
		53,239,333
Marine - 0.2%
Kirby Corp. (I)	34,471	2,304,386
Professional services - 0.8%
FTI Consulting, Inc. (I)	26,374	922,035
ManpowerGroup, Inc.	42,815	4,780,295
The Dun & Bradstreet Corp.	23,552	2,547,149
		8,249,479
Road and rail - 1.3%
Avis Budget Group, Inc. (I)	53,912	1,470,180
Genesee & Wyoming, Inc., Class A (I)	39,273	2,685,880
Landstar System, Inc.	26,760	2,290,656
Old Dominion Freight Line, Inc.	44,205	4,210,084
Ryder System, Inc.	34,186	2,460,708
Werner Enterprises, Inc.	28,577	838,735
		13,956,243
Trading companies and distributors - 0.8%
GATX Corp.	24,959	1,604,115
MSC Industrial Direct Company, Inc., Class A	28,779	2,473,843
NOW, Inc. (I)	68,721	1,105,034
Watsco, Inc.	19,403	2,991,943
		8,174,935
		159,169,439
Information technology - 17.3%
Communications equipment - 1.5%
ARRIS International PLC (I)	119,867	3,358,673
Brocade Communications Systems, Inc.	261,758	3,300,768
Ciena Corp. (I)	90,494	2,264,160
InterDigital, Inc.	22,138	1,711,267
NetScout Systems, Inc. (I)	58,550	2,014,120
Plantronics, Inc.	21,342	1,116,400
ViaSat, Inc. (I)	33,820	2,238,884
		16,004,272
Electronic equipment, instruments and components - 4.8%
Arrow Electronics, Inc. (I)	56,712	4,447,355
Avnet, Inc.	79,787	3,102,119
Belden, Inc.	26,983	2,035,328
Cognex Corp.	55,308	4,695,649
Coherent, Inc. (I)	15,719	3,536,618
IPG Photonics Corp. (I)	23,984	3,480,078
Jabil, Inc.	116,360	3,396,548
Keysight Technologies, Inc. (I)	117,897	4,589,730
Knowles Corp. (I)(L)	56,949	963,577
Littelfuse, Inc.	14,485	2,390,025
National Instruments Corp.	67,832	2,728,203
SYNNEX Corp.	18,602	2,231,496
Tech Data Corp. (I)	22,148	2,236,948

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Trimble, Inc. (I)	161,428	$5,758,137
VeriFone Systems, Inc. (I)	71,246	1,289,553
Vishay Intertechnology, Inc.	85,545	1,420,047
Zebra Technologies Corp., Class A (I)	33,683	3,385,815
		51,687,226
Internet software and services - 0.8%
Cars.com, Inc. (I)(L)	45,687	1,216,645
j2 Global, Inc.	30,763	2,617,624
LogMeIn, Inc.	33,628	3,514,126
WebMD Health Corp. (I)	24,084	1,412,527
		8,760,922
IT services - 3.4%
Acxiom Corp. (I)	50,109	1,301,832
Broadridge Financial Solutions, Inc.	75,052	5,670,929
Convergys Corp.	60,078	1,428,655
CoreLogic, Inc. (I)	54,027	2,343,691
DST Systems, Inc.	39,423	2,432,399
Jack Henry & Associates, Inc.	49,566	5,148,420
Leidos Holdings, Inc.	91,589	4,734,235
MAXIMUS, Inc.	41,376	2,591,379
NeuStar, Inc., Class A (I)	35,600	1,187,260
Sabre Corp.	131,360	2,859,707
Science Applications International Corp.	27,902	1,936,957
Teradata Corp. (I)	83,546	2,463,772
WEX, Inc. (I)	24,640	2,569,213
		36,668,449
Semiconductors and semiconductor equipment - 2.4%
Cirrus Logic, Inc. (I)	41,112	2,578,545
Cree, Inc. (I)	62,089	1,530,494
Cypress Semiconductor Corp.	210,281	2,870,336
First Solar, Inc. (I)(L)	49,925	1,991,009
Integrated Device Technology, Inc. (I)	84,876	2,188,952
Microsemi Corp. (I)	73,706	3,449,441
Monolithic Power Systems, Inc.	24,227	2,335,483
Silicon Laboratories, Inc. (I)	27,026	1,847,227
Synaptics, Inc. (I)	21,990	1,137,103
Teradyne, Inc.	126,995	3,813,660
Versum Materials, Inc.	69,365	2,254,363
		25,996,613
Software - 3.9%
ACI Worldwide, Inc. (I)	75,347	1,685,512
Blackbaud, Inc.	29,542	2,533,227
Cadence Design Systems, Inc. (I)	178,475	5,977,128
CDK Global, Inc.	92,680	5,751,721
CommVault Systems, Inc. (I)	26,682	1,506,199
Fair Isaac Corp.	19,765	2,755,439
Fortinet, Inc. (I)	95,364	3,570,428
Manhattan Associates, Inc. (I)	44,326	2,130,308
PTC, Inc. (I)	73,741	4,064,604
Take-Two Interactive Software, Inc. (I)	66,284	4,863,920
The Ultimate Software Group, Inc. (I)	18,969	3,984,628

The accompanying notes are an integral part of the financial statements.

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Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Tyler Technologies, Inc. (I)	21,541	$3,784,107
		42,607,221
Technology hardware, storage and peripherals - 0.5%
3D Systems Corp. (I)(L)	69,016	1,290,599
Diebold Nixdorf, Inc. (L)	48,184	1,349,152
NCR Corp. (I)	77,234	3,154,237
		5,793,988
		187,518,691
Materials - 7.4%
Chemicals - 2.9%
Ashland Global Holdings, Inc.	39,722	2,618,077
Cabot Corp.	39,877	2,130,628
Minerals Technologies, Inc.	22,396	1,639,387
NewMarket Corp.	5,901	2,717,292
Olin Corp.	105,899	3,206,622
PolyOne Corp.	52,184	2,021,608
RPM International, Inc.	85,268	4,651,369
Sensient Technologies Corp.	28,248	2,274,811
The Chemours Company	117,748	4,465,004
The Scotts Miracle-Gro Company	28,139	2,517,315
Valvoline, Inc.	130,538	3,096,361
		31,338,474
Construction materials - 0.3%
Eagle Materials, Inc.	30,983	2,863,449
Containers and packaging - 1.9%
AptarGroup, Inc.	39,848	3,461,197
Bemis Company, Inc.	58,691	2,714,459
Greif, Inc., Class A	16,479	919,199
Owens-Illinois, Inc. (I)	103,852	2,484,140
Packaging Corp. of America	60,134	6,698,326
Silgan Holdings, Inc.	47,867	1,521,213
Sonoco Products Company	63,437	3,261,931
		21,060,465
Metals and mining - 2.0%
Allegheny Technologies, Inc. (L)	69,462	1,181,549
Carpenter Technology Corp.	29,834	1,116,687
Commercial Metals Company	73,902	1,435,916
Compass Minerals International, Inc. (L)	21,590	1,409,827
Reliance Steel & Aluminum Company	46,522	3,387,267
Royal Gold, Inc.	41,707	3,260,236
Steel Dynamics, Inc.	154,339	5,526,880
United States Steel Corp. (L)	111,489	2,468,366
Worthington Industries, Inc.	28,047	1,408,520
		21,195,248
Paper and forest products - 0.3%
Domtar Corp.	39,951	1,534,917
Louisiana-Pacific Corp. (I)	92,397	2,227,692
		3,762,609
		80,220,245

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate - 9.6%
Equity real estate investment trusts - 9.2%
American Campus Communities, Inc.	85,582	$4,048,029
Camden Property Trust	55,943	4,783,686
Care Capital Properties, Inc.	53,650	1,432,455
CoreCivic, Inc.	75,416	2,079,973
Corporate Office Properties Trust	63,467	2,223,249
Cousins Properties, Inc.	267,403	2,350,472
CyrusOne, Inc.	49,838	2,778,469
DCT Industrial Trust, Inc.	58,676	3,135,645
Douglas Emmett, Inc.	93,738	3,581,729
Duke Realty Corp.	226,983	6,344,175
Education Realty Trust, Inc.	46,713	1,810,129
EPR Properties	40,895	2,939,124
First Industrial Realty Trust, Inc.	74,856	2,142,379
Healthcare Realty Trust, Inc.	74,323	2,538,130
Highwoods Properties, Inc.	65,121	3,302,286
Hospitality Properties Trust	104,856	3,056,552
Kilroy Realty Corp.	62,735	4,714,535
Lamar Advertising Company, Class A	53,293	3,920,766
LaSalle Hotel Properties	72,272	2,153,706
Liberty Property Trust	93,967	3,825,397
Life Storage, Inc.	29,679	2,199,214
Mack-Cali Realty Corp.	57,344	1,556,316
Medical Properties Trust, Inc.	232,359	2,990,460
National Retail Properties, Inc.	95,198	3,722,242
Omega Healthcare Investors, Inc.	125,636	4,148,501
Potlatch Corp.	25,918	1,184,453
Quality Care Properties, Inc. (I)	59,737	1,093,784
Rayonier, Inc.	82,226	2,365,642
Senior Housing Properties Trust	151,635	3,099,419
Tanger Factory Outlet Centers, Inc.	61,565	1,599,459
Taubman Centers, Inc.	38,740	2,306,967
The GEO Group, Inc.	79,428	2,348,686
Uniti Group, Inc.	100,799	2,534,087
Urban Edge Properties	63,139	1,498,288
Washington Prime Group, Inc.	118,314	990,288
Weingarten Realty Investors	75,390	2,269,239
		99,067,931
Real estate management and development - 0.4%
Alexander & Baldwin, Inc.	29,486	1,220,131
Jones Lang LaSalle, Inc.	28,906	3,613,250
		4,833,381
		103,901,312
Telecommunication services - 0.2%
Diversified telecommunication services - 0.1%
Frontier Communications Corp. (L)	748,813	868,623
Wireless telecommunication services - 0.1%
Telephone & Data Systems, Inc.	59,873	1,661,476
		2,530,099
Utilities - 5.4%
Electric utilities - 1.9%
Great Plains Energy, Inc.	137,629	4,029,777

The accompanying notes are an integral part of the financial statements.

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Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Electric utilities (continued)
Hawaiian Electric Industries, Inc.	69,414	$2,247,625
IDACORP, Inc.	32,164	2,745,197
OGE Energy Corp.	127,475	4,434,855
PNM Resources, Inc.	50,846	1,944,860
Westar Energy, Inc.	90,670	4,807,323
		20,209,637
Gas utilities - 2.2%
Atmos Energy Corp.	67,212	5,575,235
National Fuel Gas Company (L)	54,526	3,044,732
New Jersey Resources Corp.	55,173	2,190,368
ONE Gas, Inc.	33,476	2,336,960
Southwest Gas Holdings, Inc.	30,358	2,217,955
UGI Corp.	110,507	5,349,644
WGL Holdings, Inc.	32,698	2,727,994
		23,442,888
Multi-utilities - 1.0%
Black Hills Corp.	34,129	2,302,684
MDU Resources Group, Inc.	124,667	3,266,275
NorthWestern Corp.	30,923	1,886,921
Vectren Corp.	52,952	3,094,515
		10,550,395
Water utilities - 0.3%
Aqua America, Inc.	113,359	3,774,855
		57,977,775
TOTAL COMMON STOCKS (Cost $765,501,377)		$1,054,582,890

RIGHTS - 0.0%
Community Health Systems, Inc. (I)(N)	137,366	2,679
TOTAL RIGHTS (Cost $8,929)		$2,679

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral Trust, 1.1508% (W)(Y)	4,298,888	43,014,239
TOTAL SECURITIES LENDING COLLATERAL (Cost $43,016,645)		$43,014,239

SHORT-TERM INVESTMENTS - 2.8%
Repurchase agreement - 2.8%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $29,870,846 on 07/03/2017, collateralized by $31,110,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $30,471,623, including interest)	$29,870,000	29,870,000
TOTAL SHORT-TERM INVESTMENTS (Cost $29,870,000)		$29,870,000
Total Investments (Mid Cap Index Trust) (Cost $838,396,951) - 104.2%		$1,127,469,808
Other assets and liabilities, net - (4.2%)		(45,111,701)
TOTAL NET ASSETS - 100.0%		$1,082,358,107

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	174	Long	Sep 2017	$30,461,459	$30,382,140	$(79,319)
						$(79,319)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

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Mid Cap Stock Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 88.5%
Consumer discretionary - 12.3%
Automobiles - 1.0%
Tesla, Inc. (I)(L)	19,155	$6,926,640
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	28,542	857,402
Hotels, restaurants and leisure - 4.9%
Dave & Buster’s Entertainment, Inc. (I)	109,732	7,298,275
Hilton Worldwide Holdings, Inc.	270,143	16,708,345
Melco Resorts & Entertainment, Ltd., ADR	503,610	11,306,045
		35,312,665
Internet and direct marketing retail - 3.0%
Netflix, Inc. (I)	54,812	8,189,461
Wayfair, Inc., Class A (I)	170,400	13,100,352
		21,289,813
Specialty retail - 3.3%
Jand, Inc., Class A (I)(R)	25,303	214,063
Ulta Salon Cosmetics & Fragrance, Inc. (I)	83,186	23,902,665
		24,116,728
		88,503,248
Consumer staples - 2.5%
Beverages - 2.5%
Monster Beverage Corp. (I)	356,060	17,689,061
Energy - 2.2%
Energy equipment and services - 0.9%
Baker Hughes, Inc.	122,288	6,665,919
Oil, gas and consumable fuels - 1.3%
Newfield Exploration Company (I)	132,900	3,782,334
Pioneer Natural Resources Company	32,327	5,158,743
		8,941,077
		15,606,996
Financials - 5.8%
Banks - 1.7%
Huntington Bancshares, Inc.	478,408	6,468,076
Signature Bank (I)	42,157	6,050,794
		12,518,870
Capital markets - 2.3%
TD Ameritrade Holding Corp.	390,471	16,786,348
Consumer finance - 1.2%
Synchrony Financial	285,127	8,502,487
Diversified financial services - 0.6%
Double Eagle Acquisition Corp. (I)	390,144	4,151,132
		41,958,837
Health care - 17.5%
Biotechnology - 3.7%
Exact Sciences Corp. (I)(L)	207,209	7,328,982
Incyte Corp. (I)	34,753	4,375,750
Ionis Pharmaceuticals, Inc. (I)(L)	139,077	7,074,847
TESARO, Inc. (I)(L)	19,965	2,792,305

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	38,745	$4,993,068
		26,564,952
Health care equipment and supplies - 11.4%
ABIOMED, Inc. (I)	52,691	7,550,620
Align Technology, Inc. (I)	67,302	10,103,376
DexCom, Inc. (I)(L)	99,177	7,254,798
Edwards Lifesciences Corp. (I)	125,818	14,876,720
Hologic, Inc. (I)	312,934	14,200,945
Insulet Corp. (I)	275,265	14,123,847
Intuitive Surgical, Inc. (I)	15,489	14,487,946
		82,598,252
Health care technology - 1.0%
Veeva Systems, Inc., Class A (I)	117,980	7,233,354
Pharmaceuticals - 1.4%
Eisai Company, Ltd.	88,400	4,890,953
Ono Pharmaceutical Company, Ltd.	228,550	4,984,992
		9,875,945
		126,272,503
Industrials - 10.6%
Commercial services and supplies - 1.8%
Clean Harbors, Inc. (I)	161,045	8,991,142
The Brink’s Company	57,714	3,866,838
		12,857,980
Electrical equipment - 1.1%
Rockwell Automation, Inc.	47,967	7,768,735
Machinery - 2.0%
The Middleby Corp. (I)	121,596	14,775,130
Professional services - 1.6%
TransUnion (I)	264,887	11,472,256
Road and rail - 1.9%
J.B. Hunt Transport Services, Inc.	64,511	5,895,015
Knight Transportation, Inc. (L)	165,712	6,139,630
Swift Transportation Company (I)	69,318	1,836,927
		13,871,572
Trading companies and distributors - 2.2%
AerCap Holdings NV (I)	141,563	6,572,768
Fastenal Company	216,119	9,407,660
		15,980,428
		76,726,101
Information technology - 33.9%
Communications equipment - 2.3%
Arista Networks, Inc. (I)(L)	112,421	16,839,542
Electronic equipment, instruments and components - 1.8%
Trimble, Inc. (I)	164,846	5,880,057
Veracode, Inc. (I)	136,934	491,593
Zebra Technologies Corp., Class A (I)	69,010	6,936,885
		13,308,535

The accompanying notes are an integral part of the financial statements.

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Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services - 6.6%
CoStar Group, Inc. (I)	63,911	$16,846,940
GoDaddy, Inc., Class A (I)	246,866	10,472,056
Zillow Group, Inc., Class C (I)(L)	412,668	20,224,859
		47,543,855
IT services - 1.1%
Global Payments, Inc.	90,095	8,137,380
Semiconductors and semiconductor equipment - 8.9%
Advanced Micro Devices, Inc. (I)(L)	1,373,171	17,137,174
Applied Materials, Inc.	171,267	7,075,040
Cavium, Inc. (I)	100,483	6,243,009
Microchip Technology, Inc.	191,052	14,745,393
Micron Technology, Inc. (I)	222,439	6,642,029
NVIDIA Corp.	83,610	12,086,662
		63,929,307
Software - 13.2%
Autodesk, Inc. (I)	157,522	15,881,368
Birst, Inc. (I)	328,201	62,358
Guidewire Software, Inc. (I)	225,555	15,497,884
ServiceNow, Inc. (I)	238,524	25,283,544
The Ultimate Software Group, Inc. (I)(L)	62,897	13,212,144
Workday, Inc., Class A (I)	261,555	25,370,835
		95,308,133
		245,066,752
Materials - 3.6%
Chemicals - 1.1%
Platform Specialty Products Corp. (I)	635,923	8,063,504
Containers and packaging - 2.5%
International Paper Company	186,219	10,541,858
Packaging Corp. of America	67,896	7,562,935
		18,104,793
		26,168,297
Real estate - 0.1%
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	18,198	942,838
TOTAL COMMON STOCKS (Cost $535,309,337)		$638,934,633

PREFERRED SECURITIES - 8.4%
Consumer discretionary - 1.1%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	66,598	2,000,604
Internet and direct marketing retail - 0.7%
Coupang LLC (I)(R)	1,034,250	5,171,250
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	56,502	478,007
		7,649,861
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	844,439	3,774,642

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology - 5.3%
Internet software and services - 3.6%
Lookout, Inc., Series F (I)(R)	185,829	$1,300,803
One Kings Lane, Inc. (I)	302,694	75,674
Uber Technologies, Inc. (I)(R)	584,504	24,233,536
		25,610,013
Software - 1.7%
DraftKings, Inc., Series C (I)(R)	541,740	1,191,828
DraftKings, Inc., Series E (I)(R)	268,551	531,731
Essence Group Holdings Corp. (I)(R)	1,459,559	3,211,030
MarkLogic Corp., Series F (I)(R)	222,196	2,184,187
Pinterest, Inc., Series G (I)(R)	292,090	2,096,941
Zuora, Inc., Series F (I)(R)	715,736	3,113,452
		12,329,169
		37,939,182
Real estate - 1.5%
Real estate management and development - 1.5%
Redfin Corp. (I)(R)	553,613	2,607,517
WeWork Companies, Inc., Series D1 (I)(R)	90,446	4,686,007
WeWork Companies, Inc., Series D2 (I)(R)	71,065	3,681,878
		10,975,402
		10,975,402
TOTAL PREFERRED SECURITIES (Cost $36,568,573)		$60,339,087

EXCHANGE-TRADED FUNDS - 2.0%
iShares Russell Mid-Cap Growth ETF	136,245	14,723,997
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,681,748)		$14,723,997

SECURITIES LENDING COLLATERAL - 8.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	6,307,615	63,113,363
TOTAL SECURITIES LENDING COLLATERAL (Cost $63,113,726)		$63,113,363

SHORT-TERM INVESTMENTS - 2.4%
Repurchase agreement - 2.4%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2017 at 1.120% to be repurchased at $17,501,633 on 07/03/2017, collateralized by $16,705,400 U.S. Treasury Notes, 3.625% due 02/15/2020 (valued at $17,850,031, including interest)	$17,500,000	17,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,500,000)		$17,500,000

The accompanying notes are an integral part of the financial statements.

131

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Investments (Mid Cap Stock Trust) (Cost $667,173,384) - 110.0%	$794,611,080
Other assets and liabilities, net - (10.0%)	(72,265,699)
TOTAL NET ASSETS - 100.0%	$722,345,381

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

132

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 91.4%
Consumer discretionary - 7.9%
Diversified consumer services - 1.0%
Strayer Education, Inc.	91,079	$8,490,384
Leisure products - 1.2%
Mattel, Inc.	399,000	8,590,470
Sankyo Company, Ltd.	29,600	1,005,521
		9,595,991
Media - 3.7%
News Corp., Class A	984,900	13,493,130
Scholastic Corp.	42,624	1,857,980
Viacom, Inc., Class B	443,100	14,874,867
		30,225,977
Specialty retail - 1.2%
Chico’s FAS, Inc.	413,172	3,892,080
The Gap, Inc.	21,900	481,581
Tiffany & Company	62,514	5,868,189
		10,241,850
Textiles, apparel and luxury goods - 0.8%
Ralph Lauren Corp.	91,082	6,721,852
		65,276,054
Consumer staples - 9.3%
Beverages - 1.2%
Carlsberg A/S, Class B	97,495	10,418,838
Food and staples retailing - 1.9%
Rite Aid Corp. (I)	901,900	2,660,605
Sysco Corp.	100,100	5,038,033
The Kroger Company	339,700	7,921,804
		15,620,442
Food products - 4.6%
Archer-Daniels-Midland Company	180,500	7,469,090
Bunge, Ltd.	250,510	18,688,046
Flowers Foods, Inc.	434,772	7,525,903
McCormick & Company, Inc., Non-Voting Shares	38,942	3,797,234
Tootsie Roll Industries, Inc. (L)	9,635	335,780
		37,816,053
Personal products - 1.6%
Coty, Inc., Class A	225,200	4,224,752
Edgewell Personal Care Company (I)	115,532	8,782,743
		13,007,495
		76,862,828
Energy - 9.3%
Energy equipment and services - 0.8%
Frank’s International NV (L)	299,998	2,486,983
SEACOR Holdings, Inc. (I)	69,700	2,390,710
SEACOR Marine Holdings, Inc. (I)	62,925	1,281,153
		6,158,846
Oil, gas and consumable fuels - 8.5%
Apache Corp.	260,000	12,461,800
Arch Coal, Inc., Class A (L)	20,096	1,372,557

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Cameco Corp. (L)	568,800	$5,176,080
Canadian Natural Resources, Ltd.	59,425	1,713,817
CONSOL Energy, Inc. (I)	157,442	2,352,183
EQT Corp.	288,200	16,885,638
Hess Corp.	315,783	13,853,400
Murphy Oil Corp.	497,588	12,753,180
Rice Energy, Inc. (I)	136,400	3,632,332
		70,200,987
		76,359,833
Financials - 21.2%
Banks - 4.2%
Fifth Third Bancorp	546,410	14,184,804
First Horizon National Corp.	571,311	9,952,238
Popular, Inc.	125,800	5,247,118
Westamerica Bancorporation (L)	98,100	5,497,524
		34,881,684
Capital markets - 2.8%
Lazard, Ltd., Class A (L)	134,400	6,226,752
LPL Financial Holdings, Inc.	44,300	1,880,978
Northern Trust Corp.	142,200	13,823,262
Waddell & Reed Financial, Inc., Class A (L)	68,900	1,300,832
		23,231,824
Consumer finance - 2.4%
Ally Financial, Inc.	302,141	6,314,747
Synchrony Financial	440,195	13,126,615
		19,441,362
Diversified financial services - 3.5%
Groupe Bruxelles Lambert SA	17,777	1,711,092
Leucadia National Corp.	648,067	16,953,433
Pargesa Holding SA	48,206	3,673,073
Voya Financial, Inc.	172,300	6,356,147
		28,693,745
Insurance - 7.7%
Brown & Brown, Inc.	170,559	7,345,976
CNA Financial Corp.	213,956	10,430,355
First American Financial Corp.	1,700	75,973
FNF Group	79,216	3,551,253
Kemper Corp.	120,385	4,646,861
Loews Corp.	257,168	12,038,034
Marsh & McLennan Companies, Inc.	111,400	8,684,744
The Progressive Corp.	174,428	7,690,531
White Mountains Insurance Group, Ltd.	10,628	9,231,800
		63,695,527
Thrifts and mortgage finance - 0.6%
Capitol Federal Financial, Inc.	325,598	4,626,748
		174,570,890
Health care - 12.7%
Biotechnology - 1.9%
Alkermes PLC (I)	191,305	11,089,951

The accompanying notes are an integral part of the financial statements.

133

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Seattle Genetics, Inc. (I)	88,839	$4,596,530
		15,686,481
Health care equipment and supplies - 4.6%
Baxter International, Inc.	233,524	14,137,543
Haemonetics Corp. (I)	67,364	2,660,204
Halyard Health, Inc. (I)	66,041	2,594,090
Hologic, Inc. (I)	269,993	12,252,282
Zimmer Biomet Holdings, Inc.	50,700	6,509,880
		38,153,999
Health care providers and services - 2.8%
DaVita, Inc. (I)	14,800	958,448
MEDNAX, Inc. (I)	100,358	6,058,612
Patterson Companies, Inc.	118,400	5,558,880
Select Medical Holdings Corp. (I)	686,088	10,531,451
		23,107,391
Pharmaceuticals - 3.4%
Mylan NV (I)	157,000	6,094,740
Perrigo Company PLC	172,700	13,042,304
Zoetis, Inc.	137,140	8,554,793
		27,691,837
		104,639,708
Industrials - 8.8%
Aerospace and defense - 2.6%
Cobham PLC	1,260,929	2,129,402
Textron, Inc.	419,035	19,736,549
		21,865,951
Air freight and logistics - 2.9%
C.H. Robinson Worldwide, Inc. (L)	261,058	17,929,462
Expeditors International of Washington, Inc.	107,800	6,088,544
		24,018,006
Commercial services and supplies - 0.9%
Cintas Corp.	35,440	4,466,858
Stericycle, Inc. (I)	41,200	3,144,384
		7,611,242
Machinery - 1.7%
AGCO Corp.	24,900	1,678,011
Cummins, Inc.	28,100	4,558,382
Xylem, Inc.	135,200	7,494,136
		13,730,529
Road and rail - 0.7%
Kansas City Southern	54,500	5,703,425
		72,929,153
Information technology - 2.7%
Electronic equipment, instruments and components - 1.2%
AVX Corp.	264,286	4,318,433

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
National Instruments Corp.	143,100	$5,755,482
		10,073,915
Semiconductors and semiconductor equipment - 1.5%
Applied Materials, Inc.	69,100	2,854,521
Marvell Technology Group, Ltd.	561,483	9,275,699
		12,130,220
		22,204,135
Materials - 7.4%
Chemicals - 1.1%
CF Industries Holdings, Inc.	26,800	749,328
FMC Corp.	74,709	5,457,492
The Mosaic Company	121,300	2,769,279
		8,976,099
Construction materials - 1.4%
Vulcan Materials Company	93,007	11,782,127
Containers and packaging - 0.5%
WestRock Company	79,734	4,517,728
Metals and mining - 4.1%
Franco-Nevada Corp.	163,813	11,819,851
Newmont Mining Corp.	524,673	16,994,158
Nucor Corp.	79,700	4,612,239
		33,426,248
Paper and forest products - 0.3%
Louisiana-Pacific Corp. (I)	97,600	2,353,136
		61,055,338
Real estate - 7.3%
Equity real estate investment trusts - 5.8%
Equity Commonwealth (I)	240,862	7,611,239
Equity Residential	106,400	7,004,312
Rayonier, Inc.	532,300	15,314,271
Regency Centers Corp.	66,934	4,192,746
Taubman Centers, Inc.	86,737	5,165,188
The Macerich Company	50,700	2,943,642
Weyerhaeuser Company	177,919	5,960,287
		48,191,685
Real estate management and development - 1.5%
Realogy Holdings Corp.	307,700	9,984,865
The St. Joe Company (I)	107,331	2,012,458
		11,997,323
		60,189,008
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
Telephone & Data Systems, Inc.	90,936	2,523,474
Utilities - 4.5%
Electric utilities - 2.5%
Entergy Corp.	15,181	1,165,445
FirstEnergy Corp.	638,872	18,629,508

The accompanying notes are an integral part of the financial statements.

134

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Electric utilities (continued)
Westar Energy, Inc.	26,080	$1,382,762
		21,177,715
Independent power and renewable electricity producers - 2.0%
Calpine Corp. (I)	138,900	1,879,317
NRG Energy, Inc.	733,800	12,636,036
Vistra Energy Corp. (L)	108,100	1,814,999
		16,330,352
		37,508,067
TOTAL COMMON STOCKS (Cost $641,357,811)		$754,118,488

SECURITIES LENDING COLLATERAL - 3.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	2,709,123	27,107,211
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,108,473)		$27,107,211

SHORT-TERM INVESTMENTS - 9.1%
Money market funds - 9.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	2,500,009	2,500,009
T. Rowe Price Government Money Fund, 0.9816% (Y)	72,717,347	72,717,347
TOTAL SHORT-TERM INVESTMENTS (Cost $75,217,356)		$75,217,356
Total Investments (Mid Value Trust) (Cost $743,683,640) - 103.8%		$856,443,055
Other assets and liabilities, net - (3.8%)		(31,080,389)
TOTAL NET ASSETS - 100.0%		$825,362,666

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

135

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 87.8%
Consumer discretionary - 7.7%
Auto components - 0.5%
The Goodyear Tire & Rubber Company	27,434	$959,094
Automobiles - 1.3%
General Motors Company	62,259	2,174,707
Media - 5.9%
Charter Communications, Inc., Class A (I)	9,108	3,068,030
DISH Network Corp., Class A (I)	30,442	1,910,540
Sky PLC	134,119	1,736,992
Time Warner, Inc.	35,343	3,548,791
		10,264,353
		13,398,154
Consumer staples - 9.3%
Beverages - 0.7%
PepsiCo, Inc.	10,946	1,264,154
Food and staples retailing - 4.0%
CVS Health Corp.	33,608	2,704,100
Rite Aid Corp. (I)	90,900	268,155
The Kroger Company	86,775	2,023,593
Walgreens Boots Alliance, Inc.	25,416	1,990,327
		6,986,175
Household products - 0.2%
Energizer Holdings, Inc.	7,113	341,566
Tobacco - 4.4%
Altria Group, Inc.	17,872	1,330,928
British American Tobacco PLC	46,369	3,159,717
Imperial Brands PLC	19,494	876,004
Reynolds American, Inc.	33,096	2,152,564
		7,519,213
		16,111,108
Energy - 8.7%
Energy equipment and services - 1.2%
Baker Hughes, Inc.	39,587	2,157,887
Oil, gas and consumable fuels - 7.5%
Anadarko Petroleum Corp.	20,270	919,042
Apache Corp.	26,303	1,260,703
BP PLC	170,663	985,096
CONSOL Energy, Inc. (I)	49,698	742,488
Kinder Morgan, Inc.	128,151	2,455,373
Marathon Oil Corp.	122,462	1,451,175
Royal Dutch Shell PLC, A Shares	34,560	918,214
Royal Dutch Shell PLC, A Shares (Amsterdam Stock Exchange)	76,297	2,028,729
The Williams Companies, Inc.	71,784	2,173,620
		12,934,440
		15,092,327
Financials - 21.4%
Banks - 10.2%
Barclays PLC	426,990	1,129,291
CIT Group, Inc. (L)	29,408	1,432,170
Citigroup, Inc.	35,995	2,407,346

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc.	75,154	$2,681,495
FCB Financial Holdings, Inc., Class A (I)	60,504	2,889,066
Guaranty Bancorp	4,385	119,272
JPMorgan Chase & Co.	30,286	2,768,140
The PNC Financial Services Group, Inc.	21,601	2,697,317
Wells Fargo & Company	27,410	1,518,788
		17,642,885
Consumer finance - 1.2%
Ally Financial, Inc.	35,310	737,979
Capital One Financial Corp.	17,462	1,442,710
		2,180,689
Diversified financial services - 0.8%
Voya Financial, Inc.	36,330	1,340,214
Insurance - 9.2%
Alleghany Corp. (I)	4,232	2,517,194
American International Group, Inc.	53,465	3,342,632
Chubb, Ltd.	12,553	1,824,955
MetLife, Inc.	38,150	2,095,961
The Hartford Financial Services Group, Inc.	18,199	956,721
White Mountains Insurance Group, Ltd.	2,676	2,324,454
XL Group, Ltd.	65,310	2,860,578
		15,922,495
		37,086,283
Health care - 13.1%
Health care equipment and supplies - 5.0%
Medtronic PLC	67,515	5,991,956
Stryker Corp.	19,632	2,724,529
		8,716,485
Pharmaceuticals - 8.1%
Eli Lilly & Company	48,749	4,012,043
Merck & Company, Inc.	73,050	4,681,775
Novartis AG, ADR	41,063	3,427,529
Teva Pharmaceutical Industries, Ltd., ADR	58,161	1,932,108
		14,053,455
		22,769,940
Industrials - 6.0%
Aerospace and defense - 0.5%
KLX, Inc. (I)	7,345	367,250
Rockwell Collins, Inc.	4,660	489,673
		856,923
Electrical equipment - 1.1%
Sensata Technologies Holding NV (I)(L)	44,107	1,884,246
Industrial conglomerates - 1.4%
General Electric Company	94,100	2,541,641
Machinery - 2.2%
Caterpillar, Inc.	17,963	1,930,304
CNH Industrial NV	102,301	1,160,169

The accompanying notes are an integral part of the financial statements.

136

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Federal Signal Corp.	38,907	$675,426
		3,765,899
Professional services - 0.8%
RELX PLC	67,492	1,458,974
		10,507,683
Information technology - 11.9%
Communications equipment - 2.6%
Cisco Systems, Inc.	89,632	2,805,482
Nokia OYJ	140,573	861,955
Nokia OYJ, ADR	129,511	797,788
		4,465,225
IT services - 1.6%
Cognizant Technology Solutions Corp., Class A	33,368	2,215,635
DXC Technology Company	6,888	528,447
		2,744,082
Software - 5.5%
CA, Inc.	55,437	1,910,913
Dell Technologies, Inc., Class V (I)	8,067	492,974
Microsoft Corp.	51,238	3,531,835
Symantec Corp.	125,457	3,544,160
		9,479,882
Technology hardware, storage and peripherals - 2.2%
Hewlett Packard Enterprise Company	80,193	1,330,402
Samsung Electronics Company, Ltd.	1,231	2,563,952
		3,894,354
		20,583,543
Materials - 5.1%
Chemicals - 1.1%
Monsanto Company	15,930	1,885,475
Construction materials - 0.7%
LafargeHolcim, Ltd. (I)	22,026	1,265,902
Containers and packaging - 2.1%
International Paper Company	38,924	2,203,488
WestRock Company	25,619	1,451,573
		3,655,061
Metals and mining - 1.2%
thyssenkrupp AG	43,392	1,236,670
Warrior Met Coal, Inc.	45,492	746,158
		1,982,828
		8,789,266
Real estate - 1.5%
Equity real estate investment trusts - 1.5%
Alexander’s, Inc.	3,022	1,273,652
Vornado Realty Trust	14,340	1,346,526
		2,620,178
		2,620,178

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services - 1.2%
Diversified telecommunication services - 0.6%
Koninklijke KPN NV	335,100	$1,072,508
Wireless telecommunication services - 0.6%
Vodafone Group PLC	333,956	948,419
		2,020,927
Utilities - 1.9%
Independent power and renewable electricity producers - 1.9%
Vistra Energy Corp. (L)	195,183	3,277,123
TOTAL COMMON STOCKS (Cost $131,721,132)		$152,256,532

CORPORATE BONDS - 2.9%
Consumer discretionary - 1.8%
iHeartCommunications, Inc. 9.000%, 12/15/2019	$3,977,000	3,121,945
Tropicana Entertainment LLC 9.625%, 12/15/2014(H)	1,180,000	0
		3,121,945
Health care - 0.5%
Community Health Systems, Inc. 6.875%, 02/01/2022(L)	316,000	276,105
Valeant Pharmaceuticals International, Inc.
6.750%, 08/15/2021 (S)	286,000	271,700
7.250%, 07/15/2022 (S)	189,000	177,660
7.500%, 07/15/2021 (S)	54,000	52,313
		777,778
Materials - 0.0%
Walter Energy, Inc. 11.000%, 04/01/2020(H)(S)	679,800	68
Telecommunication services - 0.6%
Frontier Communications Corp.
10.500%, 09/15/2022	110,000	104,913
11.000%, 09/15/2025	1,015,000	941,413
		1,046,326
TOTAL CORPORATE BONDS (Cost $6,721,940)		$4,946,117

MUNICIPAL BONDS - 0.9%
Commonwealth of Puerto Rico, Series A 8.000%, 07/01/2035 (H)	2,626,000	1,592,013
TOTAL MUNICIPAL BONDS (Cost $2,314,824)		$1,592,013

ESCROW CERTIFICATES - 0.0%
Information technology - 0.0%
Texas Competitive Electric Holdings Company LLC
11.500%, 10/01/2020 (I)	7,466,240	0

The accompanying notes are an integral part of the financial statements.

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Mutual Shares Trust (continued)

	Shares or Principal Amount	Value
ESCROW CERTIFICATES (continued)
Information technology (continued)
11.500%, 10/01/2020 (I)	$4,128,000	$10,320
		10,320
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$10,320

RIGHTS - 0.1%
Texas Competitive Electric Holdings Company LLC (I)(N)	195,183	204,942
TOTAL RIGHTS (Cost $864,691)		$204,942

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	402,765	4,030,024
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,029,978)		$4,030,024

SHORT-TERM INVESTMENTS - 7.1%
U.S. Government - 3.5%
U.S. Treasury Bills
0.600%, 07/27/2017 *	$5,000,000	4,997,265
0.615%, 08/10/2017 *	1,000,000	999,087
		5,996,352
U.S. Government Agency - 3.6%
Federal Home Loan Bank Discount Note 0.900%, 07/03/2017*	6,300,000	6,299,931
TOTAL SHORT-TERM INVESTMENTS (Cost $12,296,858)		$12,296,283
Total Investments (Mutual Shares Trust) (Cost $157,952,739) - 101.1%		$175,336,231
Other assets and liabilities, net - (1.1%)		(1,881,960)
TOTAL NET ASSETS - 100.0%		$173,454,271

Security Abbreviations and Legend

ADR	American Depositary Receipts
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	17,895	USD	20,455	Bank of America, N.A.	8/18/2017	$29	-
EUR	17,898	USD	20,468	State Street Bank and Trust Company	8/18/2017	20	-
EUR	26,529	USD	30,322	UBS AG	8/18/2017	46	-
EUR	17,891	USD	20,439	HSBC Bank PLC	8/18/2017	42	-
GBP	301,439	USD	383,444	Bank of America, N.A.	7/13/2017	9,269	-
GBP	160,709	USD	206,529	State Street Bank and Trust Company	7/13/2017	2,842	-
GBP	94,825	USD	121,608	UBS AG	7/13/2017	1,930	-
GBP	62,509	USD	79,633	HSBC Bank PLC	7/13/2017	1,803	-
KRW	190,418,823	USD	168,664	UBS AG	7/14/2017	-	($2,220)
KRW	686,457,627	USD	610,784	HSBC Bank PLC	7/14/2017	-	(10,751)
USD	9,355	EUR	8,320	Bank of America, N.A.	8/18/2017	-	(170)
USD	3,483,843	EUR	3,114,136	State Street Bank and Trust Company	8/18/2017	-	(80,994)
USD	3,399,435	EUR	3,038,134	HSBC Bank PLC	8/18/2017	-	(78,401)
USD	132,966	GBP	102,104	Bank of America, N.A.	7/13/2017	-	(54)
USD	9,440,818	GBP	7,240,366	State Street Bank and Trust Company	7/13/2017	8,140	-
USD	172,285	GBP	132,143	UBS AG	7/13/2017	129	-
USD	171,515	GBP	131,688	HSBC Bank PLC	7/13/2017	-	(46)
USD	1,541,365	KRW	1,751,246,650	UBS AG	7/14/2017	10,600	-
USD	1,742,564	KRW	1,970,126,120	HSBC Bank PLC	7/14/2017	20,477	-
						$55,327	($172,636)

The accompanying notes are an integral part of the financial statements.

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Derivatives currency abbreviations		Derivatives abbreviations

EUR	Euro	OTC	Over-the-counter
GBP	British Pound
KRW	South Korean Won
USD	United States Dollar

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

140

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.7%
Consumer discretionary - 1.5%
Hotels, resorts and cruise lines - 1.5%
Extended Stay America, Inc.	287,050	$5,557,288
Information technology - 1.2%
IT services - 1.2%
IT consulting and other services - 1.2%
InterXion Holding NV (I)	99,852	4,571,225
Real estate - 97.0%
Equity real estate investment trusts - 97.0%
Diversified REITs - 6.3%
BGP Holdings PLC (I)	194,291	3,551
Colony NorthStar, Inc., Class A	602,364	8,487,309
Empire State Realty Trust, Inc., Class A	359,898	7,475,081
VEREIT, Inc.	949,337	7,727,601
		23,693,542
Health care REITs - 13.8%
CareTrust REIT, Inc.	235,648	4,368,914
Healthcare Realty Trust, Inc.	167,894	5,733,580
Senior Housing Properties Trust	264,564	5,407,688
Ventas, Inc.	182,272	12,664,259
Welltower, Inc.	318,189	23,816,447
		51,990,888
Hotel and resort REITs - 5.5%
DiamondRock Hospitality Company	104,626	1,145,655
MGM Growth Properties LLC, Class A	208,873	6,097,003
Pebblebrook Hotel Trust	146,464	4,721,999
Sunstone Hotel Investors, Inc.	549,529	8,858,407
		20,823,064
Industrial REITs - 8.8%
Duke Realty Corp.	473,526	13,235,052
EastGroup Properties, Inc.	105,452	8,836,878
Prologis, Inc.	33,588	1,969,600
Rexford Industrial Realty, Inc.	336,850	9,243,164
		33,284,694
Office REITs - 12.1%
Alexandria Real Estate Equities, Inc.	121,149	14,594,820
Corporate Office Properties Trust	136,538	4,782,926
Hudson Pacific Properties, Inc.	306,650	10,484,364
Piedmont Office Realty Trust, Inc., Class A	213,033	4,490,736
Vornado Realty Trust	117,722	11,054,096
		45,406,942
Residential REITs - 17.7%
AvalonBay Communities, Inc.	111,174	21,364,308
Camden Property Trust	154,386	13,201,547
Equity LifeStyle Properties, Inc.	102,922	8,886,285
Essex Property Trust, Inc.	66,480	17,103,310
Invitation Homes, Inc.	276,452	5,979,657
		66,535,107
Retail REITs - 16.5%
Agree Realty Corp.	151,097	6,930,819
Brixmor Property Group, Inc.	341,831	6,111,938

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
GGP, Inc.	508,679	$11,984,477
Pennsylvania Real Estate Investment Trust	151,662	1,716,814
Retail Properties of America, Inc., Class A	461,046	5,629,372
Simon Property Group, Inc.	65,114	10,532,841
The Macerich Company	122,706	7,124,310
Urban Edge Properties	270,617	6,421,741
Weingarten Realty Investors	192,407	5,791,451
		62,243,763
Specialized REITs - 16.3%
CoreSite Realty Corp.	91,709	9,494,633
Equinix, Inc.	41,118	17,646,201
Four Corners Property Trust, Inc.	311,463	7,820,836
Gaming and Leisure Properties, Inc.	231,420	8,717,591
Public Storage	85,147	17,755,704
		61,434,965
TOTAL COMMON STOCKS (Cost $368,031,960)		$375,541,478

SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	973,450	973,450
TOTAL SHORT-TERM INVESTMENTS (Cost $973,450)		$973,450
Total Investments (Real Estate Securities Trust) (Cost $369,005,410) - 100.0%		$376,514,928
Other assets and liabilities, net - 0.0%		14,676
TOTAL NET ASSETS - 100.0%		$376,529,604

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Science & Technology Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Consumer discretionary - 16.0%
Household durables - 0.4%
Garmin, Ltd. (L)	46,825	$2,389,480
Internet and direct marketing retail - 11.4%
Amazon.com, Inc. (I)	42,670	41,304,560
Ctrip.com International, Ltd., ADR (I)	70,887	3,817,974
Flipkart, Ltd. (I)(R)	490	43,176
Netflix, Inc. (I)	32,425	4,844,619
The Priceline Group, Inc. (I)	8,850	16,554,102
Vipshop Holdings, Ltd., ADR (I)	161,395	1,702,717
Zalando SE (I)	84,483	3,863,152
		72,130,300
Media - 4.2%
Liberty Global PLC LiLAC, Series C (I)	31,307	670,283
Liberty Global PLC, Series C (I)	373,441	11,643,890
News Corp., Class A	387,500	5,308,750
The Walt Disney Company	19,900	2,114,375
Twenty-First Century Fox, Inc., Class A	238,130	6,748,604
		26,485,902
		101,005,682
Health care - 5.5%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (I)	16,300	1,983,221
Grifols SA, ADR (L)	118,400	2,501,792
Shire PLC, ADR	53,500	8,841,945
		13,326,958
Health care equipment and supplies - 2.0%
Becton, Dickinson and Company	17,500	3,414,425
Intuitive Surgical, Inc. (I)	4,800	4,489,776
Smith & Nephew PLC	270,422	4,669,778
		12,573,979
Life sciences tools and services - 0.3%
Agilent Technologies, Inc.	29,300	1,737,783
Pharmaceuticals - 1.1%
Roche Holding AG	27,472	7,019,504
		34,658,224
Industrials - 2.0%
Aerospace and defense - 0.5%
The Boeing Company	17,100	3,381,525
Commercial services and supplies - 0.3%
Stericycle, Inc. (I)	22,200	1,694,304
Electrical equipment - 0.9%
Sensata Technologies Holding NV (I)(L)	133,500	5,703,120
Professional services - 0.3%
Equifax, Inc.	11,200	1,539,104
		12,318,053
Information technology - 72.2%
Communications equipment - 1.7%
Cisco Systems, Inc.	109,115	3,415,300

Science & Technology Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Communications equipment (continued)
Palo Alto Networks, Inc. (I)	53,005	$7,092,599
		10,507,899
Electronic equipment, instruments and components - 1.4%
CDW Corp.	28,685	1,793,673
Cognex Corp.	3,210	272,529
Corning, Inc.	98,165	2,949,858
TE Connectivity, Ltd.	42,700	3,359,636
Tech Data Corp. (I)	1,575	159,075
		8,534,771
Internet software and services - 15.9%
58.com, Inc., ADR (I)(L)	173,167	7,638,396
Alibaba Group Holding, Ltd., ADR (I)	70,235	9,896,112
Alphabet, Inc., Class A (I)	6,857	6,374,816
Alphabet, Inc., Class C (I)	16,051	14,586,025
Altaba, Inc. (I)	264,100	14,388,168
Baidu, Inc., ADR (I)	35,400	6,331,644
Cloudera, Inc. (I)(L)	23,627	361,927
Dropbox, Inc., Class B (I)(R)	7,441	99,635
Facebook, Inc., Class A (I)	209,870	31,686,173
Mail.ru Group, Ltd., GDR (I)	27,836	734,640
MercadoLibre, Inc.	2,824	708,485
MuleSoft, Inc., Class A (I)	6,044	150,737
NetEase, Inc., ADR	1,995	599,757
Quotient Technology, Inc. (I)	38,522	443,003
Tencent Holdings, Ltd.	102,500	3,677,181
VeriSign, Inc. (I)(L)	27,111	2,520,239
		100,196,938
IT services - 6.8%
Automatic Data Processing, Inc.	1,925	197,236
Cognizant Technology Solutions Corp., Class A	28,530	1,894,392
DXC Technology Company	109,750	8,420,020
Fidelity National Information Services, Inc.	14,880	1,270,752
Fiserv, Inc. (I)	10,135	1,239,916
Global Payments, Inc.	34,515	3,117,395
Mastercard, Inc., Class A	20,685	2,512,193
PayPal Holdings, Inc. (I)	98,700	5,297,229
Sabre Corp.	240,600	5,237,862
Square, Inc., Class A (I)(L)	391,775	9,191,042
Total System Services, Inc.	22,350	1,301,888
Vantiv, Inc., Class A (I)	10,690	677,105
Visa, Inc., Class A	28,865	2,706,960
		43,063,990
Semiconductors and semiconductor equipment - 15.5%
Applied Materials, Inc.	184,810	7,634,501
Broadcom, Ltd.	38,295	8,924,643
Cypress Semiconductor Corp. (L)	56,575	772,249
KLA-Tencor Corp.	11,049	1,011,094
Lam Research Corp.	50,140	7,091,300
Marvell Technology Group, Ltd.	254,175	4,198,971
Microchip Technology, Inc.	79,755	6,155,491
Micron Technology, Inc. (I)	463,755	13,847,724

The accompanying notes are an integral part of the financial statements.

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Science & Technology Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Microsemi Corp. (I)	51,105	$2,391,714
NVIDIA Corp.	34,810	5,032,134
NXP Semiconductors NV (I)	124,660	13,644,037
QUALCOMM, Inc.	277,000	15,295,940
Renesas Electronics Corp. (I)	117,600	1,028,214
Skyworks Solutions, Inc.	57,435	5,510,888
STR Holdings, Inc. (I)	65,100	11,816
Teradyne, Inc.	47,110	1,414,713
Tokyo Electron, Ltd.	10,100	1,365,449
Xilinx, Inc.	32,731	2,105,258
		97,436,136
Software - 24.0%
Activision Blizzard, Inc.	48,980	2,819,779
Adobe Systems, Inc. (I)	55,505	7,850,627
Electronic Arts, Inc. (I)	33,316	3,522,168
FireEye, Inc. (I)	83,450	1,269,275
Fortinet, Inc. (I)	38,270	1,432,829
Intuit, Inc.	54,901	7,291,402
Microsoft Corp.	508,730	35,066,759
Oracle Corp.	123,555	6,195,048
Paycom Software, Inc. (I)	84,485	5,779,619
Proofpoint, Inc. (I)(L)	81,150	7,046,255
Red Hat, Inc. (I)	246,274	23,580,736
salesforce.com, Inc. (I)	167,778	14,529,575
ServiceNow, Inc. (I)	101,055	10,711,830
Snap, Inc., Class A (I)(L)	169,200	3,006,684
Sophos Group PLC (S)	334,695	1,933,663
Splunk, Inc. (I)	32,400	1,843,236
Synopsys, Inc. (I)	35,400	2,581,722
Tableau Software, Inc., Class A (I)	84,080	5,151,582
Take-Two Interactive Software, Inc. (I)	33,525	2,460,065
Workday, Inc., Class A (I)	76,500	7,420,500
		151,493,354
Technology hardware, storage and peripherals - 6.9%
Apple, Inc.	149,525	21,534,591
Hewlett Packard Enterprise Company	139,600	2,315,964
NetApp, Inc.	182,400	7,305,120
Pure Storage, Inc., Class A (I)(L)	73,266	938,537
Quanta Computer, Inc.	196,000	463,641
Samsung Electronics Company, Ltd.	5,005	10,424,516
Western Digital Corp.	7,315	648,109
		43,630,478
		454,863,566
Real estate - 0.2%
Equity real estate investment trusts - 0.2%
Equinix, Inc.	3,700	1,587,892
Telecommunication services - 0.5%
Wireless telecommunication services - 0.5%
SoftBank Group Corp.	37,400	3,040,250
TOTAL COMMON STOCKS (Cost $502,729,385)		$607,473,667

Science & Technology Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Internet and direct marketing retail - 0.1%
Flipkart, Ltd., Series A (I)(R)	168	$14,803
Flipkart, Ltd., Series C (I)(R)	295	25,993
Flipkart, Ltd., Series E (I)(R)	549	48,374
Flipkart, Ltd., Series G (I)(R)	3,152	377,484
		466,654
		466,654
Information technology - 0.4%
Internet software and services - 0.4%
Airbnb, Inc., Series E (I)(R)	8,624	905,520
Dropbox, Inc., Series A (I)(R)	9,241	123,737
Dropbox, Inc., Series A1 (I)(R)	89,006	1,191,790
Xiaoju Kuaizhi, Inc. (I)(R)	9,513	484,517
		2,705,564
TOTAL PREFERRED SECURITIES (Cost $2,445,650)		$3,172,218

CORPORATE BONDS - 0.2%
Information technology - 0.2%
Western Digital Corp. 10.500%, 04/01/2024	$1,378,000	1,625,599
TOTAL CORPORATE BONDS (Cost $1,363,309)		$1,625,599

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral Trust, 1.1508% (W)(Y)	2,513,484	25,149,668
TOTAL SECURITIES LENDING COLLATERAL (Cost $25,149,624)		$25,149,668

SHORT-TERM INVESTMENTS - 3.7%
Money market funds - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	544,495	544,495
T. Rowe Price Government Money Fund, 0.9816% (Y)	11,721,260	11,721,260
		12,265,755
Repurchase agreement - 1.7%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $10,858,308 on 07/03/2017, collateralized by $11,255,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $11,079,017, including interest)	$10,858,000	10,858,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,123,755)		$23,123,755

The accompanying notes are an integral part of the financial statements.

143

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Investments (Science & Technology Trust) (Cost $554,811,723) - 104.8%	$660,544,907
Other assets and liabilities, net - (4.8%)	(30,532,797)
TOTAL NET ASSETS - 100.0%	$630,012,110

Security Abbreviations and Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.4%
Consumer discretionary - 11.9%
Hotels, restaurants and leisure - 5.2%
ClubCorp Holdings, Inc.	107,595	$1,409,495
Dave & Buster’s Entertainment, Inc. (I)	46,280	3,078,083
Marriott Vacations Worldwide Corp.	44,193	5,203,726
Planet Fitness, Inc., Class A	297,962	6,954,433
Wingstop, Inc. (L)	134,649	4,160,654
		20,806,391
Household durables - 0.7%
iRobot Corp. (I)(L)	31,736	2,670,267
Internet and direct marketing retail - 1.3%
Wayfair, Inc., Class A (I)	65,459	5,032,488
Specialty retail - 0.4%
Five Below, Inc. (I)	31,591	1,559,648
Textiles, apparel and luxury goods - 4.3%
Carter’s, Inc.	36,600	3,255,570
Oxford Industries, Inc.	73,337	4,582,829
Steven Madden, Ltd. (I)	90,877	3,630,536
Wolverine World Wide, Inc.	192,428	5,389,908
		16,858,843
		46,927,637
Consumer staples - 2.8%
Beverages - 0.8%
MGP Ingredients, Inc. (L)	59,239	3,031,260
Food and staples retailing - 1.1%
Performance Food Group Company (I)	161,016	4,411,838
Food products - 0.9%
Calavo Growers, Inc.	54,176	3,740,853
		11,183,951
Energy - 1.2%
Oil, gas and consumable fuels - 1.2%
Centennial Resource Development, Inc. (I)	13,559	200,745
Centennial Resource Development, Inc., Class A (I)(L)	280,683	4,440,405
		4,641,150
		4,641,150
Financials - 6.7%
Banks - 5.2%
FNB Corp.	347,203	4,916,394
MB Financial, Inc.	127,856	5,630,778
Sterling Bancorp	252,337	5,866,835
Western Alliance Bancorp (I)	86,384	4,250,093
		20,664,100
Capital markets - 0.6%
Financial Engines, Inc. (L)	58,469	2,139,965
Mortgage real estate investment trusts - 0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	153,918	3,520,105
		26,324,170

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care - 21.4%
Biotechnology - 11.0%
Alder Biopharmaceuticals, Inc. (I)(L)	102,152	$1,169,640
Amicus Therapeutics, Inc. (I)(L)	157,558	1,586,609
Bluebird Bio, Inc. (I)	31,023	3,258,966
Blueprint Medicines Corp. (I)	58,058	2,941,799
Exact Sciences Corp. (I)	111,293	3,936,433
Five Prime Therapeutics, Inc. (I)	77,200	2,324,492
Galapagos NV, ADR (I)(L)	44,988	3,442,482
Global Blood Therapeutics, Inc. (I)(L)	83,478	2,283,123
Ionis Pharmaceuticals, Inc. (I)(L)	56,605	2,879,496
Ironwood Pharmaceuticals, Inc. (I)	120,164	2,268,696
MiMedx Group, Inc. (I)(L)	189,220	2,832,623
Otonomy, Inc. (I)	101,993	1,922,568
Portola Pharmaceuticals, Inc. (I)	51,832	2,911,403
Sage Therapeutics, Inc. (I)(L)	23,037	1,834,667
Spark Therapeutics, Inc. (I)	28,315	1,691,538
TESARO, Inc. (I)(L)	24,414	3,414,542
Ultragenyx Pharmaceutical, Inc. (I)(L)	44,633	2,772,156
		43,471,233
Health care equipment and supplies - 5.1%
Align Technology, Inc. (I)	27,185	4,081,012
DexCom, Inc. (I)(L)	34,313	2,509,996
Inogen, Inc. (I)	36,521	3,484,834
Insulet Corp. (I)	150,017	7,697,372
OraSure Technologies, Inc. (I)	132,690	2,290,229
		20,063,443
Health care providers and services - 2.4%
Acadia Healthcare Company, Inc. (I)(L)	136,655	6,748,024
HealthEquity, Inc. (I)	55,880	2,784,500
		9,532,524
Health care technology - 1.2%
Veeva Systems, Inc., Class A (I)	77,070	4,725,162
Pharmaceuticals - 1.7%
Aerie Pharmaceuticals, Inc. (I)	90,192	4,739,590
Dermira, Inc. (I)	73,990	2,156,069
		6,895,659
		84,688,021
Industrials - 17.7%
Airlines - 0.8%
Spirit Airlines, Inc. (I)	62,870	3,247,236
Building products - 2.7%
Advanced Drainage Systems, Inc.	150,856	3,032,206
JELD-WEN Holding, Inc. (I)	116,585	3,784,349
Masonite International Corp. (I)	52,216	3,942,308
		10,758,863
Commercial services and supplies - 3.4%
Casella Waste Systems, Inc., Class A (I)	275,323	4,518,050
Clean Harbors, Inc. (I)	66,756	3,726,987
The Brink’s Company	75,417	5,052,939
		13,297,976

The accompanying notes are an integral part of the financial statements.

145

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Electrical equipment - 1.2%
Regal Beloit Corp.	59,140	$4,822,867
Machinery - 4.3%
Altra Industrial Motion Corp.	117,796	4,688,281
Milacron Holdings Corp. (I)	239,961	4,220,914
Rexnord Corp. (I)	201,822	4,692,362
The Middleby Corp. (I)	27,343	3,322,448
		16,924,005
Professional services - 0.7%
WageWorks, Inc. (I)	39,597	2,660,918
Road and rail - 3.0%
Knight Transportation, Inc.	177,510	6,576,746
Swift Transportation Company (I)	193,822	5,136,283
		11,713,029
Trading companies and distributors - 1.6%
Beacon Roofing Supply, Inc. (I)	59,624	2,921,576
Kaman Corp.	72,663	3,623,704
		6,545,280
		69,970,174
Information technology - 27.8%
Communications equipment - 1.7%
Arista Networks, Inc. (I)(L)	25,918	3,882,257
Quantenna Communications, Inc. (I)	151,703	2,882,357
		6,764,614
Electronic equipment, instruments and components - 3.1%
II-VI, Inc. (I)	82,948	2,845,116
Itron, Inc. (I)	48,049	3,255,320
Veracode, Inc. (I)	65,609	235,536
Zebra Technologies Corp., Class A (I)	58,894	5,920,025
		12,255,997
Internet software and services - 8.3%
2U, Inc. (I)(L)	103,622	4,861,944
Cloudera, Inc. (I)	79,228	1,207,357
CoStar Group, Inc. (I)	21,693	5,718,275
Coupa Software, Inc. (I)(L)	21,323	617,941
Five9, Inc. (I)	103,738	2,232,442
GoDaddy, Inc., Class A (I)	95,425	4,047,929
Mimecast, Ltd. (I)	182,410	4,884,940
The Trade Desk, Inc., Class A (I)	79,694	3,993,466
Wix.com, Ltd. (I)	35,918	2,499,894
Zillow Group, Inc., Class C (I)(L)	60,125	2,946,726
		33,010,914
IT services - 2.5%
Blackhawk Network Holdings, Inc. (I)	109,849	4,789,416
EPAM Systems, Inc. (I)	46,512	3,911,194
WEX, Inc. (I)	9,650	1,006,206
		9,706,816
Semiconductors and semiconductor equipment - 5.5%
Advanced Micro Devices, Inc. (I)(L)	117,695	1,468,834

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Cavium, Inc. (I)	53,291	$3,310,970
Entegris, Inc. (I)	129,262	2,837,301
MACOM Technology Solutions Holdings, Inc. (I)(L)	87,768	4,894,821
MaxLinear, Inc. (I)	50,369	1,404,791
MKS Instruments, Inc.	17,393	1,170,549
Tower Semiconductor, Ltd. (I)(L)	272,240	6,492,924
		21,580,190
Software - 6.7%
BroadSoft, Inc. (I)(L)	30,979	1,333,646
Fair Isaac Corp.	48,549	6,768,216
Guidewire Software, Inc. (I)	33,211	2,281,928
HubSpot, Inc. (I)(L)	72,862	4,790,677
Paylocity Holding Corp. (I)	76,315	3,447,912
Proofpoint, Inc. (I)	33,750	2,930,513
Telogis, Inc. (I)(R)	473,646	1,439,884
The Ultimate Software Group, Inc. (I)	16,672	3,502,120
		26,494,896
		109,813,427
Materials - 2.8%
Chemicals - 2.1%
Ingevity Corp. (I)	48,208	2,767,139
Platform Specialty Products Corp. (I)(L)	441,395	5,596,889
		8,364,028
Paper and forest products - 0.7%
KapStone Paper and Packaging Corp.	135,615	2,797,737
		11,161,765
Real estate - 3.1%
Equity real estate investment trusts - 2.1%
CoreSite Realty Corp.	41,902	4,338,114
LaSalle Hotel Properties	132,439	3,946,682
		8,284,796
Real estate management and development - 1.0%
Kennedy-Wilson Holdings, Inc. (L)	220,387	4,198,372
		12,483,168
TOTAL COMMON STOCKS (Cost $317,725,395)		$377,193,463

PREFERRED SECURITIES - 1.9%
Consumer discretionary - 0.2%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	26,954	809,698
Information technology - 1.7%
Software - 1.7%
DraftKings, Inc., Series D (I)(R)	100,673	271,817
DraftKings, Inc., Series D1 (I)(R)	90,109	293,755
MarkLogic Corp., Series F (I)(R)	153,423	1,508,148
Telogis, Inc. (I)(R)	645,027	2,767,166

The accompanying notes are an integral part of the financial statements.

146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology (continued)
Software (continued)
Zuora, Inc., Series F (I)(R)	403,708	$1,756,130
		6,597,016
		6,597,016
TOTAL PREFERRED SECURITIES (Cost $7,203,571)		$7,406,714

EXCHANGE-TRADED FUNDS - 2.0%
iShares Russell 2000 Growth ETF	47,676	8,046,279
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,811,570)		$8,046,279

SECURITIES LENDING COLLATERAL - 14.9%
John Hancock Collateral Trust, 1.1508% (W)(Y)	5,868,796	58,722,583
TOTAL SECURITIES LENDING COLLATERAL (Cost $58,724,417)		$58,722,583

SHORT-TERM INVESTMENTS - 1.8%
Repurchase agreement - 1.8%
Societe Generale SA Tri-Party Repurchase Agreement dated 06/30/2017 at 1.100% to be repurchased at $7,200,660 on 07/03/2017, collateralized by $4,220,500 U.S. Treasury Bonds, 3.625% - 3.750% due 11/15/2043 to 02/15/2044 (valued at $4,945,851, including interest) and $2,405,800 U.S. Treasury Notes, 1.375% due 05/31/2020 (valued at $2,398,167, including interest)	$7,200,000	7,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,200,000)		$7,200,000
Total Investments (Small Cap Growth Trust) (Cost $398,664,953) - 116.0%		$458,569,039
Other assets and liabilities, net - (16.0%)		(63,370,268)
TOTAL NET ASSETS - 100.0%		$395,198,771

Security Abbreviations an Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Consumer discretionary - 12.1%
Auto components - 1.2%
American Axle & Manufacturing Holdings, Inc. (I)	23,276	$363,106
Cooper Tire & Rubber Company	14,744	532,258
Cooper-Standard Holdings, Inc. (I)	4,876	491,842
Dana, Inc.	40,723	909,345
Dorman Products, Inc. (I)	7,734	640,143
Fox Factory Holding Corp. (I)	10,113	360,023
Gentherm, Inc. (I)	10,475	406,430
Horizon Global Corp. (I)	7,679	110,270
LCI Industries	6,838	700,211
Modine Manufacturing Company (I)	14,224	235,407
Motorcar Parts of America, Inc. (I)	5,592	157,918
Standard Motor Products, Inc.	6,074	317,184
Stoneridge, Inc. (I)	7,778	119,859
Superior Industries International, Inc.	7,239	148,761
Tenneco, Inc.	14,954	864,790
Tower International, Inc.	5,852	131,377
VOXX International Corp. (I)	6,724	55,137
		6,544,061
Automobiles - 0.1%
Winnebago Industries, Inc.	8,933	312,655
Distributors - 0.1%
Core-Mark Holding Company, Inc.	12,986	429,317
Weyco Group, Inc.	2,472	68,919
		498,236
Diversified consumer services - 0.9%
Adtalem Global Education, Inc.	17,527	665,150
American Public Education, Inc. (I)	5,123	121,159
Bridgepoint Education, Inc. (I)	5,755	84,944
Capella Education Company	3,237	277,087
Career Education Corp. (I)	20,156	193,498
Carriage Services, Inc.	4,584	123,585
Chegg, Inc. (I)(L)	24,024	295,255
Collectors Universe, Inc.	2,666	66,250
Grand Canyon Education, Inc. (I)	13,274	1,040,814
Houghton Mifflin Harcourt Company (I)	29,978	368,729
K12, Inc. (I)	9,644	172,820
Laureate Education, Inc., Class A (I)	10,170	178,280
Regis Corp. (I)	10,832	111,245
Sotheby’s (I)	10,746	576,738
Strayer Education, Inc.	3,009	280,499
Weight Watchers International, Inc. (I)(L)	7,981	266,725
		4,822,778
Hotels, restaurants and leisure - 3.2%
Belmond, Ltd., Class A (I)	25,484	338,937
Biglari Holdings, Inc. (I)	290	115,925
BJ’s Restaurants, Inc. (I)	5,959	221,973
Bloomin’ Brands, Inc.	28,301	600,830
Bob Evans Farms, Inc.	5,611	403,038
Bojangles’, Inc. (I)	5,300	86,125
Boyd Gaming Corp.	23,415	580,926
Brinker International, Inc.	13,808	526,085
Buffalo Wild Wings, Inc. (I)	4,541	575,345

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Caesars Acquisition Company, Class A (I)	14,072	$268,072
Caesars Entertainment Corp. (I)(L)	16,400	196,800
Carrols Restaurant Group, Inc. (I)	10,388	127,253
Century Casinos, Inc. (I)	8,391	61,842
Churchill Downs, Inc.	3,776	692,141
Chuy’s Holdings, Inc. (I)	5,174	121,072
ClubCorp Holdings, Inc.	18,724	245,284
Cracker Barrel Old Country Store, Inc. (L)	5,356	895,791
Dave & Buster’s Entertainment, Inc. (I)	11,858	788,676
Del Frisco’s Restaurant Group, Inc. (I)	6,855	110,366
Del Taco Restaurants, Inc. (I)	9,731	133,801
Denny’s Corp. (I)	20,116	236,765
DineEquity, Inc.	4,897	215,713
Drive Shack, Inc.	21,761	68,547
El Pollo Loco Holdings, Inc. (I)(L)	6,318	87,504
Eldorado Resorts, Inc. (I)	13,335	266,700
Fiesta Restaurant Group, Inc. (I)	7,499	154,854
Golden Entertainment, Inc. (I)	3,683	76,275
ILG, Inc.	30,109	827,696
International Speedway Corp., Class A	7,308	274,415
Intrawest Resorts Holdings, Inc. (I)	3,912	92,871
Jack in the Box, Inc.	8,901	876,749
La Quinta Holdings, Inc. (I)	23,257	343,506
Lindblad Expeditions Holdings, Inc. (I)	7,713	80,987
Marriott Vacations Worldwide Corp.	6,137	722,632
Monarch Casino & Resort, Inc. (I)	3,479	105,240
Nathan’s Famous, Inc. (I)	1,038	65,394
Papa John’s International, Inc.	7,666	550,112
Penn National Gaming, Inc. (I)	24,201	517,901
Pinnacle Entertainment, Inc. (I)	15,703	310,291
Planet Fitness, Inc., Class A	23,777	554,955
Potbelly Corp. (I)	7,774	89,401
RCI Hospitality Holdings, Inc.	3,086	73,570
Red Robin Gourmet Burgers, Inc. (I)	3,683	240,316
Red Rock Resorts, Inc., Class A	19,181	451,713
Ruth’s Hospitality Group, Inc.	8,866	192,836
Scientific Games Corp., Class A (I)	15,349	400,609
SeaWorld Entertainment, Inc.	19,360	314,987
Shake Shack, Inc., Class A (I)(L)	6,269	218,663
Sonic Corp.	11,850	313,907
Speedway Motorsports, Inc.	3,932	71,838
Texas Roadhouse, Inc.	18,929	964,433
The Cheesecake Factory, Inc.	12,590	633,277
The Habit Restaurants, Inc., Class A (I)(L)	6,166	97,423
The Marcus Corp.	5,672	171,294
Wingstop, Inc. (L)	8,330	257,397
Zoe’s Kitchen, Inc. (I)(L)	5,987	71,305
		18,082,358
Household durables - 1.4%
AV Homes, Inc. (I)	4,135	82,907
Bassett Furniture Industries, Inc.	3,000	113,850
Beazer Homes USA, Inc. (I)	9,527	130,710
Cavco Industries, Inc. (I)	2,455	318,291
Century Communities, Inc. (I)	5,098	126,430
CSS Industries, Inc.	3,351	87,662

The accompanying notes are an integral part of the financial statements.

148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Household durables (continued)
Ethan Allen Interiors, Inc.	7,089	$228,975
Flexsteel Industries, Inc.	2,412	130,513
GoPro, Inc., Class A (I)(L)	30,870	250,973
Green Brick Partners, Inc. (I)	7,590	86,906
Helen of Troy, Ltd. (I)	7,569	712,243
Hooker Furniture Corp.	3,355	138,058
Hovnanian Enterprises, Inc., Class A (I)	38,900	108,920
Installed Building Products, Inc. (I)	6,205	328,555
iRobot Corp. (I)	7,465	628,105
KB Home	23,630	566,411
La-Z-Boy, Inc.	13,560	440,700
LGI Homes, Inc. (I)(L)	4,924	197,846
Libbey, Inc.	7,625	61,458
Lifetime Brands, Inc.	3,408	61,855
M/I Homes, Inc. (I)	6,779	193,540
MDC Holdings, Inc.	11,751	415,163
Meritage Homes Corp. (I)	10,863	458,419
NACCO Industries, Inc., Class A	1,263	89,484
PICO Holdings, Inc. (I)	7,335	128,363
Taylor Morrison Home Corp., Class A (I)	17,025	408,770
TopBuild Corp. (I)	10,482	556,280
TRI Pointe Group, Inc. (I)	44,308	584,423
Universal Electronics, Inc. (I)	4,070	272,080
William Lyon Homes, Class A (I)	6,794	164,007
ZAGG, Inc. (I)	8,279	71,613
		8,143,510
Internet and direct marketing retail - 0.5%
1-800-Flowers.com, Inc., Class A (I)	8,148	79,443
Duluth Holdings, Inc., Class B (I)	3,266	59,474
Etsy, Inc. (I)(L)	33,101	496,515
FTD Companies, Inc. (I)	5,176	103,520
Groupon, Inc. (I)(L)	97,312	373,678
HSN, Inc.	9,291	296,383
Lands’ End, Inc. (I)(L)	3,908	58,229
Liberty TripAdvisor Holdings, Inc., Class A (I)	21,415	248,414
Nutrisystem, Inc.	8,480	441,384
Overstock.com, Inc. (I)	5,248	85,542
PetMed Express, Inc. (L)	5,645	229,187
Shutterfly, Inc. (I)	9,673	459,468
		2,931,237
Leisure products - 0.4%
Acushnet Holdings Corp.	6,829	135,487
American Outdoor Brands Corp. (I)(L)	15,844	351,103
Callaway Golf Company	26,551	339,322
Johnson Outdoors, Inc., Class A	1,650	79,547
Malibu Boats, Inc., Class A (I)	5,561	143,863
MCBC Holdings, Inc. (I)	5,817	113,722
Nautilus, Inc. (I)	9,012	172,580
Sturm Ruger & Company, Inc. (L)	4,753	295,399
Vista Outdoor, Inc. (I)	16,248	365,742
		1,996,765

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media - 1.3%
AMC Entertainment Holdings, Inc., Class A	15,614	$355,219
Central European Media Enterprises, Ltd., Class A (I)(L)	22,663	90,652
Daily Journal Corp. (I)(L)	401	82,718
Emerald Expositions Events, Inc.	4,315	94,499
Entercom Communications Corp., Class A (L)	9,016	93,316
Entravision Communications Corp., Class A	20,634	136,184
Eros International PLC (I)(L)	8,328	95,356
Gannett Company, Inc.	33,097	288,606
Global Eagle Entertainment, Inc. (I)(L)	17,057	60,723
Gray Television, Inc. (I)	18,389	251,929
Hemisphere Media Group, Inc. (I)(L)	6,170	73,115
IMAX Corp. (I)	16,071	353,562
Liberty Media Corp.-Liberty Braves, Class A (I)	3,986	95,226
Liberty Media Corp.-Liberty Braves, Class C (I)	9,286	222,585
Loral Space & Communications, Inc. (I)	3,823	158,846
MDC Partners, Inc., Class A	16,962	167,924
Media General, Inc. (I)	29,399	60,268
Meredith Corp.	11,110	660,490
MSG Networks, Inc., Class A (I)	16,811	377,407
National CineMedia, Inc.	18,587	137,916
New Media Investment Group, Inc.	14,778	199,207
Nexstar Media Group, Inc., Class A	12,934	773,453
Reading International, Inc., Class A (I)	4,994	80,553
Scholastic Corp.	7,984	348,023
Sinclair Broadcast Group, Inc., Class A	20,478	673,726
The EW Scripps Company, Class A (I)	16,625	296,091
The New York Times Company, Class A	35,576	629,695
Time, Inc.	28,422	407,856
tronc, Inc. (I)	6,564	84,610
World Wrestling Entertainment, Inc., Class A (L)	11,030	224,681
		7,574,436
Multiline retail - 0.3%
Big Lots, Inc. (L)	12,561	606,696
Dillard’s, Inc., Class A (L)	4,285	247,202
Fred’s, Inc., Class A (L)	10,386	95,863
J.C. Penney Company, Inc. (I)(L)	88,438	411,237
Ollie’s Bargain Outlet Holdings, Inc. (I)	13,504	575,270
		1,936,268
Specialty retail - 2.0%
Aaron’s, Inc.	17,853	694,482
Abercrombie & Fitch Company, Class A	19,901	247,568
America’s Car-Mart, Inc. (I)(L)	2,273	88,420
American Eagle Outfitters, Inc.	45,956	553,770
Asbury Automotive Group, Inc. (I)	5,266	297,792
Ascena Retail Group, Inc. (I)(L)	53,291	114,576
Barnes & Noble Education, Inc. (I)	11,361	120,767
Barnes & Noble, Inc.	17,543	133,327

The accompanying notes are an integral part of the financial statements.

149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Big 5 Sporting Goods Corp. (L)	6,304	$82,267
Caleres, Inc.	12,136	337,138
Camping World Holdings, Inc., Class A	3,509	108,253
Carvana Company (I)(L)	4,971	101,756
Chico’s FAS, Inc.	36,739	346,081
Citi Trends, Inc.	4,751	100,816
Conn’s, Inc. (I)(L)	5,470	104,477
DSW, Inc., Class A	18,612	329,432
Express, Inc. (I)	22,727	153,407
Five Below, Inc. (I)	15,328	756,743
Francesca’s Holdings Corp. (I)	10,557	115,494
Genesco, Inc. (I)	5,605	190,010
GNC Holdings, Inc., Class A (L)	20,151	169,873
Group 1 Automotive, Inc.	5,773	365,546
Guess?, Inc.	17,182	219,586
Haverty Furniture Companies, Inc.	5,649	141,790
Hibbett Sports, Inc. (I)(L)	6,208	128,816
Lithia Motors, Inc., Class A	6,560	618,149
Lumber Liquidators Holdings, Inc. (I)(L)	8,097	202,911
MarineMax, Inc. (I)	7,467	145,980
Monro Muffler Brake, Inc.	8,933	372,953
Office Depot, Inc.	145,308	819,537
Party City Holdco, Inc. (I)(L)	8,183	128,064
Pier 1 Imports, Inc.	23,841	123,735
Rent-A-Center, Inc. (L)	12,480	146,266
RH (I)(L)	9,692	625,328
Select Comfort Corp. (I)	11,609	412,003
Shoe Carnival, Inc.	3,799	79,323
Sonic Automotive, Inc., Class A	7,618	148,170
Sportsman’s Warehouse Holdings, Inc. (I)(L)	11,267	60,842
Tailored Brands, Inc. (L)	14,601	162,947
The Buckle, Inc. (L)	8,466	150,695
The Cato Corp., Class A	7,514	132,171
The Children’s Place, Inc. (L)	4,854	495,593
The Finish Line, Inc., Class A	11,667	165,321
Tile Shop Holdings, Inc.	9,981	206,108
Vitamin Shoppe, Inc. (I)	6,548	76,284
West Marine, Inc.	6,880	88,408
Winmark Corp.	711	91,683
Zumiez, Inc. (I)	5,956	73,557
		11,528,215
Textiles, apparel and luxury goods - 0.7%
Columbia Sportswear Company	8,126	471,796
Crocs, Inc. (I)	22,241	171,478
Culp, Inc.	3,283	106,698
Deckers Outdoor Corp. (I)	8,916	608,606
Delta Apparel, Inc. (I)	2,513	55,738
Fossil Group, Inc. (I)(L)	12,690	131,342
G-III Apparel Group, Ltd. (I)	12,360	308,382
Iconix Brand Group, Inc. (I)	15,266	105,488
Movado Group, Inc.	4,784	120,796
Oxford Industries, Inc.	4,663	291,391
Perry Ellis International, Inc. (I)	4,123	80,234
Sequential Brands Group, Inc. (I)(L)	14,051	56,063

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Steven Madden, Ltd. (I)	16,555	$661,372
Unifi, Inc. (I)	4,701	144,791
Vera Bradley, Inc. (I)	7,174	70,162
Wolverine World Wide, Inc.	26,477	741,621
		4,125,958
		68,496,477
Consumer staples - 2.6%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,327	303,710
Craft Brew Alliance, Inc. (I)	4,420	74,477
MGP Ingredients, Inc.	3,747	191,734
National Beverage Corp. (L)	3,326	311,181
Primo Water Corp. (I)	7,804	99,111
The Boston Beer Company, Inc., Class A (I)(L)	2,474	326,939
		1,307,152
Food and staples retailing - 0.5%
Ingles Markets, Inc., Class A	4,212	140,260
Performance Food Group Company (I)	19,913	545,616
PriceSmart, Inc.	6,322	553,807
Smart & Final Stores, Inc. (I)	6,631	60,342
SpartanNash Company	10,630	275,955
SUPERVALU, Inc. (I)	76,206	250,718
The Andersons, Inc.	7,625	260,394
The Chefs’ Warehouse, Inc. (I)	6,121	79,573
United Natural Foods, Inc. (I)	14,252	523,048
Village Super Market, Inc., Class A	2,647	68,610
Weis Markets, Inc.	2,775	135,198
		2,893,521
Food products - 1.2%
Amplify Snack Brands, Inc. (I)(L)	10,079	97,162
B&G Foods, Inc.	18,393	654,791
Cal-Maine Foods, Inc. (I)(L)	8,822	349,351
Calavo Growers, Inc.	4,498	310,587
Darling Ingredients, Inc. (I)	46,585	733,248
Dean Foods Company	25,538	434,146
Farmer Brothers Company (I)	2,651	80,193
Fresh Del Monte Produce, Inc.	9,200	468,372
Freshpet, Inc. (I)(L)	7,433	123,388
Hostess Brands, Inc. (I)	22,733	366,001
J&J Snack Foods Corp.	4,206	555,486
John B. Sanfilippo & Son, Inc.	2,483	156,702
Lancaster Colony Corp.	5,265	645,594
Landec Corp. (I)	8,290	123,107
Limoneira Company	3,929	92,842
Omega Protein Corp.	6,522	116,744
Sanderson Farms, Inc.	5,639	652,150
Seneca Foods Corp., Class A (I)	2,367	73,495
Snyder’s-Lance, Inc.	24,306	841,474
Tootsie Roll Industries, Inc. (L)	4,848	168,953
		7,043,786

The accompanying notes are an integral part of the financial statements.

150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Household products - 0.3%
Central Garden & Pet Company (I)(L)	4,623	$146,965
Central Garden & Pet Company, Class A (I)	8,318	249,706
HRG Group, Inc. (I)	33,529	593,799
Oil-Dri Corp. of America	1,481	62,217
WD-40 Company	3,871	427,165
		1,479,852
Personal products - 0.2%
elf Beauty, Inc. (I)	5,992	163,042
Inter Parfums, Inc.	5,032	184,423
Medifast, Inc.	3,056	126,732
Natural Health Trends Corp.	2,510	69,904
Nutraceutical International Corp.	2,544	105,958
Revlon, Inc., Class A (I)	3,646	86,410
USANA Health Sciences, Inc. (I)	3,223	206,594
		943,063
Tobacco - 0.2%
Universal Corp.	6,977	451,412
Vector Group, Ltd. (L)	26,414	563,146
		1,014,558
		14,681,932
Energy - 3.5%
Energy equipment and services - 1.4%
Archrock, Inc.	21,356	243,458
Atwood Oceanics, Inc. (I)(L)	22,610	184,272
Basic Energy Services, Inc. (I)	5,253	130,800
Bristow Group, Inc.	10,619	81,235
C&J Energy Services, Inc. (I)	13,345	457,333
Diamond Offshore Drilling, Inc. (I)(L)	18,972	205,467
Dril-Quip, Inc. (I)	10,742	524,210
Ensco PLC, Class A	86,824	448,012
Era Group, Inc. (I)	6,831	64,621
Exterran Corp. (I)	9,328	249,058
Fairmount Santrol Holdings, Inc. (I)(L)	44,945	175,286
Forum Energy Technologies, Inc. (I)	20,190	314,964
Frank’s International NV	15,564	129,026
Geospace Technologies Corp. (I)	4,722	65,305
Gulf Island Fabrication, Inc.	5,273	61,167
Helix Energy Solutions Group, Inc. (I)	41,381	233,389
Keane Group, Inc. (I)	9,063	145,008
Key Energy Services, Inc. (I)	3,683	70,861
Matrix Service Company (I)	8,616	80,560
McDermott International, Inc. (I)	80,344	576,066
Natural Gas Services Group, Inc. (I)	4,208	104,569
NCS Multistage Holdings, Inc. (I)(L)	3,219	81,054
Newpark Resources, Inc. (I)	26,622	195,672
Noble Corp. PLC	71,752	259,742
Oil States International, Inc. (I)	14,773	401,087
ProPetro Holding Corp. (I)	7,694	107,408
RigNet, Inc. (I)	4,322	69,368
Rowan Companies PLC, Class A (I)	33,701	345,098
SEACOR Holdings, Inc. (I)	4,853	166,458
SEACOR Marine Holdings, Inc. (I)	5,167	105,200

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Energy equipment and services (continued)
Smart Sand, Inc. (I)(L)	7,114	$63,386
Superior Energy Services, Inc. (I)	44,235	461,371
Tesco Corp. (I)	17,875	79,544
TETRA Technologies, Inc. (I)	36,454	101,707
U.S. Silica Holdings, Inc.	23,204	823,510
Unit Corp. (I)	14,996	280,875
		8,086,147
Oil, gas and consumable fuels - 2.1%
Abraxas Petroleum Corp. (I)	50,176	81,285
Alon USA Energy, Inc.	9,409	125,328
Arch Coal, Inc., Class A	6,098	416,493
Ardmore Shipping Corp.	9,385	76,488
Bill Barrett Corp. (I)	25,313	77,711
Bonanza Creek Energy, Inc. (I)	6,045	191,687
California Resources Corp. (I)(L)	12,940	110,637
Callon Petroleum Company (I)	57,478	609,842
Carrizo Oil & Gas, Inc. (I)	17,977	313,159
Clean Energy Fuels Corp. (I)	42,450	107,823
Cloud Peak Energy, Inc. (I)	24,045	84,879
Contango Oil & Gas Company (I)	9,312	61,835
CVR Energy, Inc. (L)	4,514	98,225
Delek US Holdings, Inc.	17,594	465,185
Denbury Resources, Inc. (I)(L)	118,260	180,938
DHT Holdings, Inc.	23,722	98,446
Eclipse Resources Corp. (I)	28,534	81,607
Energy XXI Gulf Coast, Inc. (I)	8,649	160,612
Evolution Petroleum Corp.	9,040	73,224
Frontline, Ltd. (L)	22,964	131,584
GasLog, Ltd. (L)	12,070	184,068
Gener8 Maritime, Inc. (I)	14,573	82,920
Golar LNG, Ltd. (L)	27,200	605,200
Green Plains, Inc.	10,793	221,796
Halcon Resources Corp. (I)	19,526	88,648
International Seaways, Inc. (I)	8,548	185,235
Jagged Peak Energy, Inc. (I)(L)	9,461	126,304
Lilis Energy, Inc. (I)	14,164	69,404
Matador Resources Company (I)(L)	25,483	544,572
Nordic American Tankers, Ltd. (L)	29,115	184,589
Oasis Petroleum, Inc. (I)	67,866	546,321
Pacific Ethanol, Inc. (I)	12,802	80,013
Panhandle Oil and Gas, Inc., Class A	5,151	118,988
Par Pacific Holdings, Inc. (I)	9,061	163,460
PDC Energy, Inc. (I)	18,720	807,019
Peabody Energy Corp. (I)	14,145	345,845
Penn Virginia Corp. (I)(L)	4,102	150,749
Renewable Energy Group, Inc. (I)(L)	11,044	143,020
Resolute Energy Corp. (I)(L)	6,316	188,027
REX American Resources Corp. (I)	1,644	158,745
Ring Energy, Inc. (I)	13,511	175,643
Sanchez Energy Corp. (I)(L)	20,971	150,572
SandRidge Energy, Inc. (I)	9,982	171,790
Scorpio Tankers, Inc.	47,641	189,135
SemGroup Corp., Class A	19,001	513,027
Ship Finance International, Ltd. (L)	16,250	221,000
SilverBow Resources, Inc. (I)(L)	2,274	59,488

The accompanying notes are an integral part of the financial statements.

151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
SRC Energy, Inc. (I)	57,600	$387,648
Stone Energy Corp. (I)(L)	6,107	112,247
Teekay Corp. (L)	16,801	112,063
Teekay Tankers, Ltd., Class A	40,945	76,977
Tellurian, Inc. (I)(L)	16,193	162,416
Ultra Petroleum Corp. (I)(L)	55,583	603,076
Uranium Energy Corp. (I)	44,564	70,857
W&T Offshore, Inc. (I)(L)	30,624	60,023
WildHorse Resource Development Corp. (I)(L)	5,952	73,626
		11,681,499
		19,767,646
Financials - 17.7%
Banks - 10.3%
1st Source Corp.	4,418	211,799
Access National Corp. (L)	4,474	118,650
ACNB Corp.	1,847	56,334
Allegiance Bancshares, Inc. (I)	3,495	133,859
American National Bankshares, Inc.	2,537	93,742
Ameris Bancorp	10,313	497,087
Ames National Corp. (L)	2,877	88,036
Arrow Financial Corp.	3,344	105,838
Atlantic Capital Bancshares, Inc. (I)	6,378	121,182
Banc of California, Inc. (L)	12,134	260,881
BancFirst Corp.	2,245	216,867
Banco Latinoamericano de Comercio Exterior SA	8,209	224,762
BancorpSouth, Inc.	23,959	730,750
Bank of Commerce Holdings	6,528	72,134
Bank of Marin Bancorp	2,131	131,163
Bankwell Financial Group, Inc.	1,787	55,808
Banner Corp.	9,264	523,509
Bar Harbor Bankshares	4,607	141,988
Berkshire Hills Bancorp, Inc.	9,191	323,064
Blue Hills Bancorp, Inc.	7,047	126,141
Boston Private Financial Holdings, Inc.	23,607	362,367
Bridge Bancorp, Inc.	5,583	185,914
Brookline Bancorp, Inc.	21,337	311,520
Bryn Mawr Bank Corp.	4,836	205,530
Camden National Corp.	4,454	191,121
Capital Bank Financial Corp., Class A	7,870	299,875
Capital City Bank Group, Inc.	3,494	71,347
Capstar Financial Holdings, Inc. (I)	3,818	67,731
Carolina Financial Corp.	4,336	140,140
Cathay General Bancorp	21,062	799,303
CenterState Banks, Inc.	14,932	371,210
Central Pacific Financial Corp.	8,185	257,582
Central Valley Community Bancorp	3,865	85,648
Century Bancorp, Inc., Class A	1,381	87,832
Chemical Financial Corp.	19,873	962,052
Citizens & Northern Corp.	5,466	127,139
City Holding Company	4,278	281,792
Civista Bancshares, Inc.	3,776	78,843
CNB Financial Corp.	5,174	124,021

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
CoBiz Financial, Inc.	11,145	$193,923
Codorus Valley Bancorp, Inc.	2,574	73,102
Columbia Banking System, Inc.	16,377	652,623
Community Bank System, Inc.	13,556	756,018
Community Bankers Trust Corp. (I)(L)	9,064	74,778
Community Trust Bancorp, Inc.	4,363	190,881
ConnectOne Bancorp, Inc.	8,778	197,944
CU Bancorp (I)	4,785	172,978
Customers Bancorp, Inc. (I)	7,615	215,352
CVB Financial Corp.	29,325	657,760
Eagle Bancorp, Inc. (I)	8,888	562,610
Enterprise Financial Services Corp.	6,039	246,391
Equity Bancshares, Inc., Class A (I)	3,658	112,081
Farmers Capital Bank Corp.	2,173	83,769
Farmers National Banc Corp.	7,459	108,156
FB Financial Corp. (I)(L)	1,853	67,060
FCB Financial Holdings, Inc., Class A (I)	9,793	467,616
Fidelity Southern Corp.	6,607	151,036
Financial Institutions, Inc.	4,584	136,603
First Bancorp (NC)	7,158	223,759
First BanCorp (PR) (I)	46,444	268,911
First Bancorp, Inc.	3,161	85,537
First Busey Corp.	8,909	261,212
First Business Financial Services, Inc.	3,362	77,595
First Citizens BancShares, Inc., Class A	2,033	757,699
First Commonwealth Financial Corp.	26,556	336,730
First Community Bancshares, Inc.	4,513	123,431
First Community Financial Partners, Inc. (I)	5,845	75,401
First Connecticut Bancorp, Inc.	4,699	120,529
First Financial Bancorp	17,577	486,883
First Financial Bankshares, Inc. (L)	18,041	797,412
First Financial Corp.	3,135	148,286
First Financial Northwest, Inc.	3,402	54,874
First Foundation, Inc. (I)	8,455	138,916
First Internet Bancorp	2,536	71,135
First Interstate BancSystem, Inc., Class A	7,347	273,308
First Merchants Corp.	11,639	467,189
First Mid-Illinois Bancshares, Inc.	2,345	80,293
First Midwest Bancorp, Inc.	28,537	665,197
First Northwest Bancorp (I)	3,958	62,418
Flushing Financial Corp.	8,133	229,269
FNB Bancorp (L)	2,205	60,549
Franklin Financial Network, Inc. (I)	3,548	146,355
Fulton Financial Corp.	47,821	908,599
German American Bancorp, Inc.	6,156	209,858
Glacier Bancorp, Inc.	21,683	793,815
Great Southern Bancorp, Inc.	3,087	165,155
Great Western Bancorp, Inc.	16,554	675,569
Green Bancorp, Inc. (I)	6,453	125,188
Guaranty Bancorp	6,767	184,062
Hancock Holding Company	23,651	1,158,899
Hanmi Financial Corp.	8,888	252,864
HarborOne Bancorp, Inc. (I)	4,112	82,076
Heartland Financial USA, Inc.	6,675	314,393

The accompanying notes are an integral part of the financial statements.

152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Heritage Commerce Corp.	11,353	$156,444
Heritage Financial Corp.	8,535	226,178
Hilltop Holdings, Inc.	21,262	557,277
Home BancShares, Inc.	36,476	908,252
HomeTrust Bancshares, Inc. (I)	5,383	131,345
Hope Bancorp, Inc.	36,666	683,821
Horizon Bancorp	6,265	165,083
Howard Bancorp, Inc. (I)	3,427	65,970
IBERIABANK Corp.	14,074	1,147,031
Independent Bank Corp. (MA)	7,549	503,141
Independent Bank Corp. (MI)	6,395	139,091
Independent Bank Group, Inc.	5,204	309,638
International Bancshares Corp.	15,590	546,430
Investar Holding Corp. (L)	3,155	72,250
Investors Bancorp, Inc.	70,426	940,891
Lakeland Bancorp, Inc.	12,814	241,544
Lakeland Financial Corp.	6,792	311,617
LCNB Corp.	2,880	57,600
LegacyTexas Financial Group, Inc.	13,618	519,254
Live Oak Bancshares, Inc. (L)	5,661	136,996
Macatawa Bank Corp.	7,778	74,202
MainSource Financial Group, Inc.	7,040	235,910
MB Financial, Inc.	22,506	991,164
MBT Financial Corp.	7,116	69,025
Mercantile Bank Corp.	4,591	144,525
Middlefield Banc Corp.	1,098	55,339
Midland States Bancorp, Inc.	4,763	159,656
MidWestOne Financial Group, Inc.	3,657	123,936
MutualFirst Financial, Inc.	1,560	55,692
National Bank Holdings Corp., Class A	6,847	226,704
National Bankshares, Inc. (L)	2,111	86,129
National Commerce Corp. (I)	3,228	127,667
NBT Bancorp, Inc.	12,242	452,342
Nicolet Bankshares, Inc. (I)	2,811	153,790
Northeast Bancorp	2,800	56,980
Northrim BanCorp, Inc.	2,865	87,096
OFG Bancorp (L)	13,069	130,690
Ohio Valley Banc Corp. (L)	1,923	69,324
Old Line Bancshares, Inc.	3,047	85,864
Old National Bancorp	37,788	651,843
Old Point Financial Corp. (L)	1,917	63,031
Old Second Bancorp, Inc.	9,270	107,069
Opus Bank	6,017	145,611
Pacific Continental Corp.	6,537	167,020
Pacific Mercantile Bancorp (I)	7,669	67,487
Pacific Premier Bancorp, Inc. (I)	10,972	404,867
Paragon Commercial Corp. (I)	1,519	79,702
Park National Corp.	3,686	382,312
Park Sterling Corp.	15,648	185,898
Parke Bancorp, Inc.	2,552	57,165
Peapack Gladstone Financial Corp.	5,043	157,795
Penns Woods Bancorp, Inc.	2,216	91,255
People’s Utah Bancorp	4,309	115,481
Peoples Bancorp of North Carolina, Inc.	1,892	59,787
Peoples Bancorp, Inc.	5,031	161,646

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Peoples Financial Services Corp. (L)	2,003	$87,591
Pinnacle Financial Partners, Inc.	13,251	832,161
Preferred Bank	3,794	202,865
Premier Financial Bancorp, Inc.	2,966	61,129
QCR Holdings, Inc.	3,611	171,161
Renasant Corp.	12,183	532,884
Republic Bancorp, Inc., Class A	2,781	99,282
Republic First Bancorp, Inc. (I)	14,505	134,171
S&T Bancorp, Inc.	9,529	341,710
Sandy Spring Bancorp, Inc.	6,628	269,494
Seacoast Banking Corp. of Florida (I)	11,299	272,306
ServisFirst Bancshares, Inc.	13,266	489,383
Shore Bancshares, Inc.	5,089	83,714
Sierra Bancorp	3,492	85,729
Simmons First National Corp., Class A	8,613	455,628
SmartFinancial, Inc. (I)(L)	2,840	67,819
South State Corp.	8,050	689,885
Southern First Bancshares, Inc. (I)	2,625	97,256
Southern National Bancorp of Virginia, Inc.	3,610	63,536
Southside Bancshares, Inc.	7,795	272,363
Southwest Bancorp, Inc.	5,416	138,379
State Bank Financial Corp.	10,428	282,807
Sterling Bancorp	36,699	853,252
Stock Yards Bancorp, Inc.	6,181	240,441
Stonegate Bank	3,886	179,455
Summit Financial Group, Inc.	2,513	55,286
Sun Bancorp, Inc.	3,827	94,336
Sunshine Bancorp, Inc. (I)(L)	2,885	61,479
Texas Capital Bancshares, Inc. (I)	14,086	1,090,256
The Bancorp, Inc. (I)	15,314	116,080
The Bank of NT Butterfield & Son, Ltd.	14,813	505,123
The Community Financial Corp.	1,584	60,984
The First of Long Island Corp.	6,896	197,226
Tompkins Financial Corp.	4,008	315,510
Towne Bank	15,661	482,359
TriCo Bancshares	5,753	202,218
TriState Capital Holdings, Inc. (I)	6,557	165,236
Triumph Bancorp, Inc. (I)	4,757	116,784
Trustmark Corp.	18,927	608,692
UMB Financial Corp.	12,604	943,535
Umpqua Holdings Corp.	61,634	1,131,600
Union Bankshares Corp.	12,453	422,157
United Bankshares, Inc. (L)	27,758	1,088,114
United Community Banks, Inc.	20,118	559,280
Univest Corp. of Pennsylvania	7,406	221,810
Valley National Bancorp	72,119	851,725
Veritex Holdings, Inc. (I)	4,460	117,432
Washington Trust Bancorp, Inc.	4,197	216,355
WashingtonFirst Bankshares, Inc.	3,282	113,327
WesBanco, Inc.	11,967	473,175
West Bancorporation, Inc.	4,936	116,736
Westamerica Bancorporation (L)	7,362	412,566
Wintrust Financial Corp.	15,394	1,176,717
		58,272,964

The accompanying notes are an integral part of the financial statements.

153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets - 1.3%
Arlington Asset Investment Corp., Class A (L)	6,341	$86,681
Artisan Partners Asset Management, Inc., Class A	12,588	386,452
Associated Capital Group, Inc., Class A	1,810	61,540
B. Riley Financial, Inc.	4,331	80,340
Cohen & Steers, Inc.	6,052	245,348
Cowen, Inc. (I)	7,934	128,928
Diamond Hill Investment Group, Inc.	887	176,868
Donnelley Financial Solutions, Inc. (I)	7,474	171,603
Evercore Partners, Inc., Class A	11,504	811,032
Financial Engines, Inc. (L)	16,689	610,817
GAIN Capital Holdings, Inc.	11,977	74,617
Greenhill & Company, Inc.	7,941	159,614
Hamilton Lane, Inc., Class A	4,392	96,580
Houlihan Lokey, Inc.	6,054	211,285
INTL. FCStone, Inc. (I)	4,400	166,144
Investment Technology Group, Inc.	9,337	198,318
KCG Holdings, Inc., Class A (I)	12,568	250,606
Ladenburg Thalmann Financial Services, Inc. (I)	29,652	72,351
Moelis & Company, Class A	7,097	275,718
OM Asset Management PLC	15,680	233,005
Oppenheimer Holdings, Inc., Class A	3,998	65,567
Piper Jaffray Companies	4,075	244,296
PJT Partners, Inc., Class A	5,095	204,921
Pzena Investment Management, Inc., Class A	6,244	63,439
Safeguard Scientifics, Inc. (I)	7,704	91,678
Stifel Financial Corp. (I)	18,823	865,482
Virtu Financial, Inc., Class A (L)	6,956	122,773
Virtus Investment Partners, Inc.	1,943	215,576
Waddell & Reed Financial, Inc., Class A (L)	22,871	431,804
Westwood Holdings Group, Inc.	2,440	138,324
WisdomTree Investments, Inc. (L)	32,806	333,637
		7,275,344
Consumer finance - 0.6%
Encore Capital Group, Inc. (I)	6,917	277,718
Enova International, Inc. (I)	9,906	147,104
EZCORP, Inc., Class A (I)	15,112	116,362
FirstCash, Inc.	13,431	783,027
Green Dot Corp., Class A (I)	12,974	499,888
LendingClub Corp. (I)	90,556	498,964
Nelnet, Inc., Class A	5,728	269,273
PRA Group, Inc. (I)	13,043	494,330
Regional Management Corp. (I)	3,265	77,152
World Acceptance Corp. (I)(L)	1,729	129,519
		3,293,337
Diversified financial services - 0.1%
FNFV Group (I)	18,072	285,538
Marlin Business Services Corp.	3,018	75,903
NewStar Financial, Inc.	9,798	102,879

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Diversified financial services (continued)
On Deck Capital, Inc. (I)(L)	16,300	$75,958
		540,278
Insurance - 2.4%
Ambac Financial Group, Inc. (I)	13,105	227,372
American Equity Investment Life Holding Company	24,599	646,462
AMERISAFE, Inc.	5,465	311,232
AmTrust Financial Services, Inc. (L)	24,370	368,962
Argo Group International Holdings, Ltd.	7,933	480,740
Baldwin & Lyons, Inc., Class B	3,636	89,082
Citizens, Inc. (I)(L)	15,806	116,648
CNO Financial Group, Inc.	48,239	1,007,230
Donegal Group, Inc., Class A	4,003	63,648
eHealth, Inc. (I)	4,843	91,048
EMC Insurance Group, Inc.	3,001	83,368
Employers Holdings, Inc.	8,837	373,805
Enstar Group, Ltd. (I)	3,039	603,697
FBL Financial Group, Inc., Class A	2,825	173,738
Federated National Holding Company	4,406	70,496
Fidelity & Guaranty Life	3,251	100,944
Genworth Financial, Inc., Class A (I)	143,732	541,870
Global Indemnity, Ltd. (I)	2,455	95,180
Greenlight Capital Re, Ltd., Class A (I)	8,735	182,562
HCI Group, Inc. (L)	2,302	108,148
Health Insurance Innovations, Inc., Class A (I)	3,354	78,819
Heritage Insurance Holdings, Inc.	7,831	101,960
Horace Mann Educators Corp.	11,746	443,999
Infinity Property & Casualty Corp.	3,003	282,282
Investors Title Company	455	88,015
James River Group Holdings, Ltd.	5,028	199,762
Kemper Corp.	11,428	441,121
Kingstone Companies, Inc. (L)	3,478	53,213
Kinsale Capital Group, Inc.	4,192	156,404
Maiden Holdings, Ltd.	20,490	227,439
MBIA, Inc. (I)	35,783	337,434
National General Holdings Corp.	14,041	296,265
National Western Life Group, Inc., Class A	667	213,187
NI Holdings, Inc. (I)(L)	3,506	62,687
OneBeacon Insurance Group, Ltd., Class A	6,313	115,086
Primerica, Inc.	12,817	970,888
RLI Corp.	10,946	597,871
Safety Insurance Group, Inc.	4,068	277,844
Selective Insurance Group, Inc.	16,195	810,560
State Auto Financial Corp.	4,688	120,622
State National Companies, Inc.	8,732	160,494
Stewart Information Services Corp.	5,819	264,066
The Navigators Group, Inc.	5,873	322,428
Third Point Reinsurance, Ltd. (I)	21,180	294,402
Trupanion, Inc. (I)(L)	7,085	158,562
United Fire Group, Inc.	6,013	264,933
United Insurance Holdings Corp.	5,086	80,003
Universal Insurance Holdings, Inc. (L)	8,903	224,356

The accompanying notes are an integral part of the financial statements.

154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
WMIH Corp. (I)	58,360	$72,950
		13,453,884
Mortgage real estate investment trusts - 0.8%
AG Mortgage Investment Trust, Inc.	8,185	149,786
Anworth Mortgage Asset Corp.	27,276	163,929
Apollo Commercial Real Estate Finance, Inc.	25,000	463,750
Ares Commercial Real Estate Corp.	9,374	122,706
ARMOUR Residential REIT, Inc.	9,849	246,225
Capstead Mortgage Corp.	25,622	267,237
Cherry Hill Mortgage Investment Corp.	3,775	69,724
CYS Investments, Inc.	41,297	347,308
Dynex Capital, Inc.	15,065	106,962
Great Ajax Corp.	6,649	92,953
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,848	316,704
Invesco Mortgage Capital, Inc.	31,211	521,536
KKR Real Estate Finance Trust, Inc.	2,736	58,824
Ladder Capital Corp.	19,878	266,564
MTGE Investment Corp.	12,724	239,211
New York Mortgage Trust, Inc.	33,410	207,810
Orchid Island Capital, Inc.	9,461	93,285
PennyMac Mortgage Investment Trust	17,719	324,081
Redwood Trust, Inc.	21,340	363,634
Resource Capital Corp.	10,173	103,459
Sutherland Asset Management Corp.	5,233	77,710
Western Asset Mortgage Capital Corp.	12,162	125,269
		4,728,667
Thrifts and mortgage finance - 2.2%
ASB Bancorp, Inc. (I)	1,276	56,080
Astoria Financial Corp.	25,760	519,064
Bank Mutual Corp.	13,433	122,912
BankFinancial Corp.	5,588	83,373
Beneficial Bancorp, Inc. (I)	19,957	299,355
BofI Holding, Inc. (I)(L)	16,793	398,330
BSB Bancorp, Inc. (I)	3,135	91,699
Capitol Federal Financial, Inc.	35,279	501,315
Charter Financial Corp.	4,298	77,364
Clifton Bancorp, Inc.	6,704	110,817
Dime Community Bancshares, Inc.	9,113	178,615
Entegra Financial Corp. (I)	2,440	55,510
ESSA Bancorp, Inc.	3,937	57,953
Essent Group, Ltd. (I)	21,428	795,836
Federal Agricultural Mortgage Corp., Class C	2,594	167,832
First Defiance Financial Corp.	2,826	148,874
Flagstar Bancorp, Inc. (I)	6,074	187,201
Hingham Institution for Savings	378	68,770
Home Bancorp, Inc.	2,445	103,961
HomeStreet, Inc. (I)	7,957	220,210
Kearny Financial Corp.	24,242	359,994
LendingTree, Inc. (I)	1,819	313,232
Malvern Bancorp, Inc. (I)	2,747	65,791
Meridian Bancorp, Inc.	13,954	235,823

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
Meta Financial Group, Inc.	2,562	$228,018
MGIC Investment Corp. (I)	104,578	1,171,274
Nationstar Mortgage Holdings, Inc. (I)	8,502	152,101
NMI Holdings, Inc., Class A (I)	16,981	194,432
Northfield Bancorp, Inc.	12,381	212,334
Northwest Bancshares, Inc.	26,154	408,264
OceanFirst Financial Corp.	9,036	245,056
Ocwen Financial Corp. (I)(L)	32,380	87,102
Oritani Financial Corp.	11,104	189,323
PCSB Financial Corp. (I)(L)	6,077	103,674
PennyMac Financial Services, Inc., Class A (I)	4,548	75,952
PHH Corp. (I)	15,752	216,905
Provident Financial Services, Inc.	16,861	427,932
Radian Group, Inc.	61,072	998,527
SI Financial Group, Inc.	4,595	73,980
Southern Missouri Bancorp, Inc.	2,201	71,004
Territorial Bancorp, Inc.	2,249	70,146
Timberland Bancorp, Inc.	2,752	69,543
TrustCo Bank Corp.	26,224	203,236
United Community Financial Corp.	13,397	111,329
United Financial Bancorp, Inc.	14,982	250,050
Walker & Dunlop, Inc. (I)	7,879	384,732
Washington Federal, Inc.	24,823	824,124
Waterstone Financial, Inc.	7,338	138,321
Western New England Bancorp, Inc.	9,263	94,019
WSFS Financial Corp.	8,558	388,105
		12,609,394
		100,173,868
Health care - 14.6%
Biotechnology - 5.2%
Acceleron Pharma, Inc. (I)	9,233	280,591
Achaogen, Inc. (I)(L)	8,322	180,837
Achillion Pharmaceuticals, Inc. (I)	34,249	157,203
Acorda Therapeutics, Inc. (I)	12,365	243,591
Adamas Pharmaceuticals, Inc. (I)(L)	4,642	81,189
Aduro Biotech, Inc. (I)(L)	12,308	140,311
Advaxis, Inc. (I)(L)	11,843	76,861
Agenus, Inc. (I)	23,025	90,028
Aimmune Therapeutics, Inc. (I)(L)	10,151	208,705
Akebia Therapeutics, Inc. (I)	10,833	155,670
Alder Biopharmaceuticals, Inc. (I)	13,840	158,468
AMAG Pharmaceuticals, Inc. (I)	10,007	184,129
Amicus Therapeutics, Inc. (I)(L)	41,378	416,676
Anavex Life Sciences Corp. (I)(L)	12,273	65,292
Ardelyx, Inc. (I)	11,095	56,585
Arena Pharmaceuticals, Inc. (I)	9,704	163,710
Array BioPharma, Inc. (I)	49,289	412,549
Atara Biotherapeutics, Inc. (I)(L)	7,502	105,028
Athersys, Inc. (I)(L)	33,947	51,260
Audentes Therapeutics, Inc. (I)	4,734	90,561
Avexis, Inc. (I)(L)	5,849	480,554
Axovant Sciences, Ltd. (I)(L)	8,583	199,040
Bellicum Pharmaceuticals, Inc. (I)(L)	8,208	95,869

The accompanying notes are an integral part of the financial statements.

155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
BioCryst Pharmaceuticals, Inc. (I)	23,198	$128,981
Biohaven Pharmaceutical Holding Company, Ltd. (I)	2,996	74,900
BioSpecifics Technologies Corp. (I)	1,786	88,425
BioTime, Inc. (I)(L)	23,898	75,279
Bluebird Bio, Inc. (I)	11,620	1,220,681
Blueprint Medicines Corp. (I)	11,095	562,184
Calithera Biosciences, Inc. (I)	8,928	132,581
Cara Therapeutics, Inc. (I)(L)	7,835	120,581
Catalyst Pharmaceuticals, Inc. (I)	22,810	62,956
Celldex Therapeutics, Inc. (I)(L)	36,939	91,239
ChemoCentryx, Inc. (I)	8,101	75,825
Chimerix, Inc. (I)	14,703	80,131
Clovis Oncology, Inc. (I)	11,156	1,044,536
Coherus Biosciences, Inc. (I)(L)	11,172	160,318
Concert Pharmaceuticals, Inc. (I)	5,548	77,395
Corbus Pharmaceuticals Holdings, Inc. (I)(L)	13,610	85,743
Curis, Inc. (I)	36,527	69,036
Cytokinetics, Inc. (I)	12,063	145,962
CytomX Therapeutics, Inc. (I)	8,637	133,874
Dyax Corp. (I)	34,339	84,131
Dynavax Technologies Corp. (I)(L)	14,680	141,662
Eagle Pharmaceuticals, Inc. (I)(L)	2,327	183,577
Edge Therapeutics, Inc. (I)(L)	6,634	68,065
Editas Medicine, Inc. (I)(L)	9,852	165,317
Emergent BioSolutions, Inc. (I)	9,536	323,366
Enanta Pharmaceuticals, Inc. (I)	4,580	164,788
Epizyme, Inc. (I)	12,092	182,589
Esperion Therapeutics, Inc. (I)(L)	4,300	199,004
Exact Sciences Corp. (I)	31,114	1,100,502
FibroGen, Inc. (I)	17,023	549,843
Five Prime Therapeutics, Inc. (I)	7,920	238,471
Flexion Therapeutics, Inc. (I)(L)	8,087	163,519
Foundation Medicine, Inc. (I)(L)	4,092	162,657
Genomic Health, Inc. (I)	5,682	184,949
Geron Corp. (I)(L)	44,345	122,836
Global Blood Therapeutics, Inc. (I)(L)	10,622	290,512
Halozyme Therapeutics, Inc. (I)(L)	31,100	398,702
Heron Therapeutics, Inc. (I)(L)	13,338	184,731
Idera Pharmaceuticals, Inc. (I)(L)	35,302	60,719
Ignyta, Inc. (I)	14,775	152,921
Immune Design Corp. (I)(L)	5,690	55,478
ImmunoGen, Inc. (I)(L)	24,634	175,148
Immunomedics, Inc. (I)(L)	29,400	259,602
Inovio Pharmaceuticals, Inc. (I)(L)	20,186	158,258
Insmed, Inc. (I)	18,125	311,025
Insys Therapeutics, Inc. (I)(L)	7,145	90,384
Intellia Therapeutics, Inc. (I)(L)	4,640	74,240
Invitae Corp. (I)(L)	11,904	113,802
Iovance Biotherapeutics, Inc. (I)(L)	15,869	116,637
Ironwood Pharmaceuticals, Inc. (I)	38,288	722,877
Karyopharm Therapeutics, Inc. (I)	10,324	93,432
Keryx Biopharmaceuticals, Inc. (I)(L)	24,021	173,672
Kindred Biosciences, Inc. (I)	7,176	61,714

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Kite Pharma, Inc. (I)(L)	13,863	$1,437,177
La Jolla Pharmaceutical Company (I)(L)	5,142	153,077
Lexicon Pharmaceuticals, Inc. (I)(L)	12,666	208,356
Ligand Pharmaceuticals, Inc. (I)(L)	5,740	696,836
Loxo Oncology, Inc. (I)	5,736	459,970
MacroGenics, Inc. (I)	9,717	170,145
Merrimack Pharmaceuticals, Inc. (L)	41,596	51,579
MiMedx Group, Inc. (I)(L)	29,506	441,705
Minerva Neurosciences, Inc. (I)(L)	8,132	71,968
Momenta Pharmaceuticals, Inc. (I)	20,936	353,818
Myriad Genetics, Inc. (I)(L)	18,284	472,459
NantKwest, Inc. (I)	9,630	73,092
Natera, Inc. (I)	9,713	105,483
NewLink Genetics Corp. (I)(L)	7,100	52,185
Novavax, Inc. (I)(L)	85,567	98,402
Novelion Therapeutics, Inc. (I)	5,413	49,962
Organovo Holdings, Inc. (I)(L)	31,832	83,718
Otonomy, Inc. (I)	8,483	159,905
PDL BioPharma, Inc. (I)	48,169	118,977
Pieris Pharmaceuticals, Inc. (I)(L)	11,103	56,181
Portola Pharmaceuticals, Inc. (I)	14,097	791,828
Progenics Pharmaceuticals, Inc. (I)	20,987	142,502
Prothena Corp. PLC (I)(L)	10,946	592,398
PTC Therapeutics, Inc. (I)	9,519	174,483
Puma Biotechnology, Inc. (I)	8,171	714,145
Ra Pharmaceuticals, Inc. (I)	3,608	67,614
Radius Health, Inc. (I)(L)	10,601	479,483
REGENXBIO, Inc. (I)	8,066	159,304
Repligen Corp. (I)	9,738	403,543
Retrophin, Inc. (I)	11,123	215,675
Rigel Pharmaceuticals, Inc. (I)	36,738	100,295
Sage Therapeutics, Inc. (I)	9,832	783,020
Sangamo Therapeutics, Inc. (I)	20,890	183,832
Sarepta Therapeutics, Inc. (I)	14,830	499,919
Selecta Biosciences, Inc. (I)	3,811	75,686
Seres Therapeutics, Inc. (I)(L)	6,586	74,422
Spark Therapeutics, Inc. (I)	6,665	398,167
Spectrum Pharmaceuticals, Inc. (I)	22,793	169,808
Stemline Therapeutics, Inc. (I)	7,377	67,868
Synergy Pharmaceuticals, Inc. (I)(L)	65,045	289,450
Syros Pharmaceuticals, Inc. (I)(L)	4,019	64,666
TG Therapeutics, Inc. (I)(L)	14,104	141,745
Ultragenyx Pharmaceutical, Inc. (I)	11,272	700,104
Vanda Pharmaceuticals, Inc. (I)	12,887	210,058
Veracyte, Inc. (I)	8,415	70,097
Versartis, Inc. (I)	9,586	167,276
Xencor, Inc. (I)	10,971	231,598
ZIOPHARM Oncology, Inc. (I)(L)	38,335	238,444
		29,576,889
Health care equipment and supplies - 3.7%
Abaxis, Inc.	6,142	325,649
Accuray, Inc. (I)	25,161	119,515
Analogic Corp.	3,519	255,655
AngioDynamics, Inc. (I)	10,702	173,479
Anika Therapeutics, Inc. (I)	4,148	204,662

The accompanying notes are an integral part of the financial statements.

156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Antares Pharma, Inc. (I)	42,758	$137,681
AtriCure, Inc. (I)	9,323	226,083
Atrion Corp.	389	250,244
AxoGen, Inc. (I)	8,244	138,087
Cantel Medical Corp.	10,251	798,655
Cardiovascular Systems, Inc. (I)	9,198	296,452
Cerus Corp. (I)(L)	32,706	82,092
ConforMIS, Inc. (I)(L)	13,587	58,288
CONMED Corp.	7,627	388,519
CryoLife, Inc. (I)	9,416	187,849
Cutera, Inc. (I)	4,138	107,174
Endologix, Inc. (I)(L)	25,147	122,214
Entellus Medical, Inc. (I)(L)	4,266	70,645
Exactech, Inc. (I)	3,337	99,443
FONAR Corp. (I)	2,058	57,110
GenMark Diagnostics, Inc. (I)	13,281	157,114
Glaukos Corp. (I)(L)	8,177	339,100
Globus Medical, Inc., Class A (I)	19,703	653,154
Haemonetics Corp. (I)	14,685	579,911
Halyard Health, Inc. (I)	13,195	518,300
ICU Medical, Inc. (I)	4,183	721,568
Inogen, Inc. (I)	4,848	462,596
Insulet Corp. (I)	16,488	845,999
Integer Holdings Corp. (I)	8,863	383,325
Integra LifeSciences Holdings Corp. (I)	17,263	941,006
Invacare Corp.	9,693	127,948
iRhythm Technologies, Inc. (I)	4,012	170,470
K2M Group Holdings, Inc. (I)	11,642	283,599
Lantheus Holdings, Inc. (I)	7,629	134,652
LeMaitre Vascular, Inc.	4,364	136,244
LivaNova PLC (I)	13,586	831,599
Masimo Corp. (I)	12,658	1,154,156
Meridian Bioscience, Inc.	12,268	193,221
Merit Medical Systems, Inc. (I)	13,859	528,721
Natus Medical, Inc. (I)	9,209	343,496
Neogen Corp. (I)	10,472	723,720
Nevro Corp. (I)	7,826	582,489
Novocure, Ltd. (I)(L)	16,646	287,976
NuVasive, Inc. (I)	14,279	1,098,341
NxStage Medical, Inc. (I)	18,501	463,820
OraSure Technologies, Inc. (I)	16,286	281,096
Orthofix International NV (I)	4,908	228,124
Oxford Immunotec Global PLC (I)	7,146	120,196
Penumbra, Inc. (I)	8,280	726,570
Pulse Biosciences, Inc. (I)	2,744	94,750
Quidel Corp. (I)	7,991	216,876
Quotient, Ltd. (I)	9,291	68,382
Rockwell Medical, Inc. (I)(L)	14,245	112,963
RTI Surgical, Inc. (I)	17,152	100,339
STAAR Surgical Company (I)	11,769	127,105
Surmodics, Inc. (I)	4,195	118,089
Tactile Systems Technology, Inc. (I)	2,831	80,910
The Spectranetics Corp. (I)	12,407	476,429
Utah Medical Products, Inc.	1,218	88,183
Varex Imaging Corp. (I)	10,555	356,759

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
ViewRay, Inc. (I)	9,454	$61,167
Wright Medical Group NV (I)	29,631	814,556
		20,834,515
Health care providers and services - 2.1%
Aceto Corp.	8,626	133,272
Addus HomeCare Corp. (I)	2,355	87,606
Almost Family, Inc. (I)	3,629	223,728
Amedisys, Inc. (I)	8,129	510,582
American Renal Associates Holdings, Inc. (I)(L)	3,102	57,542
AMN Healthcare Services, Inc. (I)	13,282	518,662
BioScrip, Inc. (I)(L)	36,648	99,499
BioTelemetry, Inc. (I)	8,044	269,072
Capital Senior Living Corp. (I)	7,587	115,398
Chemed Corp.	4,376	895,023
Civitas Solutions, Inc. (I)	4,798	83,965
Community Health Systems, Inc. (I)	27,413	273,033
CorVel Corp. (I)	2,778	131,816
Cross Country Healthcare, Inc. (I)	10,739	138,640
Diplomat Pharmacy, Inc. (I)	13,657	202,124
HealthEquity, Inc. (I)	14,194	707,287
HealthSouth Corp.	24,918	1,206,031
Kindred Healthcare, Inc.	24,226	282,233
Landauer, Inc.	2,690	140,687
LHC Group, Inc. (I)	4,453	302,314
Magellan Health, Inc. (I)	6,704	488,722
Molina Healthcare, Inc. (I)	12,387	856,933
National HealthCare Corp.	3,098	217,294
National Research Corp., Class A	3,030	81,507
Owens & Minor, Inc.	16,771	539,858
PharMerica Corp. (I)	8,530	223,913
R1 RCM, Inc. (I)(L)	29,780	111,675
RadNet, Inc. (I)	12,067	93,519
Select Medical Holdings Corp. (I)	30,460	467,561
Surgery Partners, Inc. (I)	5,593	127,241
Teladoc, Inc. (I)(L)	15,320	531,604
Tenet Healthcare Corp. (I)	23,266	449,964
The Ensign Group, Inc.	13,563	295,267
The Providence Service Corp. (I)	3,322	168,126
Tivity Health, Inc. (I)	10,315	411,053
Triple-S Management Corp., Class B (I)	7,058	119,351
US Physical Therapy, Inc.	3,411	206,024
		11,768,126
Health care technology - 0.8%
Allscripts Healthcare Solutions, Inc. (I)	51,506	657,217
Castlight Health, Inc., B Shares (I)(L)	20,546	85,266
Computer Programs & Systems, Inc. (L)	3,308	108,502
Cotiviti Holdings, Inc. (I)	7,503	278,661
Evolent Health, Inc., Class A (I)	11,001	278,875
HealthStream, Inc. (I)	7,455	196,216
HMS Holdings Corp. (I)	24,103	445,906
Inovalon Holdings, Inc., Class A (I)(L)	18,182	239,093
Medidata Solutions, Inc. (I)	15,938	1,246,352
Omnicell, Inc. (I)	10,208	439,965

The accompanying notes are an integral part of the financial statements.

157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care technology (continued)
Quality Systems, Inc. (I)	14,800	$254,708
Vocera Communications, Inc. (I)	8,157	215,508
		4,446,269
Life sciences tools and services - 0.8%
Accelerate Diagnostics, Inc. (I)(L)	7,490	204,852
Albany Molecular Research, Inc. (I)(L)	7,511	162,989
Cambrex Corp. (I)	9,189	549,043
Enzo Biochem, Inc. (I)	12,595	139,049
INC Research Holdings, Inc., Class A (I)	15,446	903,591
Luminex Corp.	11,614	245,288
Medpace Holdings, Inc. (I)	2,198	63,742
NanoString Technologies, Inc. (I)	5,766	95,370
NeoGenomics, Inc. (I)	16,688	149,524
Pacific Biosciences of California, Inc. (I)	26,320	93,699
PAREXEL International Corp. (I)	14,145	1,229,342
PRA Health Sciences, Inc. (I)	10,944	820,909
		4,657,398
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. (I)(L)	5,850	158,652
Aerie Pharmaceuticals, Inc. (I)	8,684	456,344
Amphastar Pharmaceuticals, Inc. (I)	10,416	186,030
ANI Pharmaceuticals, Inc. (I)	2,397	112,180
Aratana Therapeutics, Inc. (I)	12,622	91,257
Assembly Biosciences, Inc. (I)	4,274	88,258
Catalent, Inc. (I)	35,510	1,246,401
Cempra, Inc. (I)	14,584	67,086
Chelsea Therapeutics International, Ltd. (I)	21,039	1,683
Clearside Biomedical, Inc. (I)(L)	6,783	61,793
Collegium Pharmaceutical, Inc. (I)(L)	6,932	86,719
Corcept Therapeutics, Inc. (I)	26,018	307,012
Depomed, Inc. (I)	16,521	177,436
Dermira, Inc. (I)	10,960	319,374
Durect Corp. (I)	44,516	69,445
Heska Corp. (I)	1,840	187,809
Horizon Pharma PLC (I)	46,494	551,884
Impax Laboratories, Inc. (I)	21,008	338,229
Innoviva, Inc. (I)	21,671	277,389
Intersect ENT, Inc. (I)	7,548	210,967
Intra-Cellular Therapies, Inc. (I)	10,066	125,020
Lannett Company, Inc. (I)(L)	8,115	165,546
MyoKardia, Inc. (I)	5,493	71,958
Nektar Therapeutics (I)	42,174	824,502
Ocular Therapeutix, Inc. (I)(L)	6,868	63,666
Omeros Corp. (I)(L)	11,977	238,402
Pacira Pharmaceuticals, Inc. (I)	11,159	532,284
Paratek Pharmaceuticals, Inc. (I)(L)	6,904	166,386
Phibro Animal Health Corp., Class A	5,397	199,959
Prestige Brands Holdings, Inc. (I)	14,986	791,411
Reata Pharmaceuticals, Inc., Class A (I)(L)	2,556	80,872
Revance Therapeutics, Inc. (I)(L)	6,678	176,299
SciClone Pharmaceuticals, Inc. (I)	15,242	167,662
Sucampo Pharmaceuticals, Inc., Class A (I)	7,153	75,107
Supernus Pharmaceuticals, Inc. (I)	13,408	577,885
Teligent, Inc. (I)(L)	12,421	113,652

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Tetraphase Pharmaceuticals, Inc. (I)	11,577	$82,544
The Medicines Company (I)(L)	19,576	744,084
TherapeuticsMD, Inc. (I)(L)	44,884	236,539
Theravance Biopharma, Inc. (I)(L)	11,973	477,004
WaVe Life Sciences, Ltd. (I)(L)	3,625	67,425
Zogenix, Inc. (I)	7,329	106,271
Zynerba Pharmaceuticals, Inc. (I)(L)	3,571	60,600
		11,141,026
		82,424,223
Industrials - 14.2%
Aerospace and defense - 1.4%
AAR Corp.	8,976	312,006
Aerojet Rocketdyne Holdings, Inc. (I)	19,617	408,034
Aerovironment, Inc. (I)	5,946	227,137
Astronics Corp. (I)	6,161	187,726
Axon Enterprise, Inc. (I)(L)	14,806	372,223
Cubic Corp.	7,037	325,813
Curtiss-Wright Corp.	12,329	1,131,556
DigitalGlobe, Inc. (I)	17,488	582,350
Ducommun, Inc. (I)	3,188	100,677
Engility Holdings, Inc. (I)	5,279	149,924
Esterline Technologies Corp. (I)	7,329	694,789
KLX, Inc. (I)	14,637	731,850
Kratos Defense & Security Solutions, Inc. (I)	20,890	247,964
Mercury Systems, Inc. (I)	13,172	554,409
Moog, Inc., Class A (I)	8,962	642,755
National Presto Industries, Inc. (L)	1,343	148,402
Sparton Corp. (I)	3,200	70,368
The KeyW Holding Corp. (I)(L)	14,723	137,660
Triumph Group, Inc.	13,939	440,472
Vectrus, Inc. (I)	3,366	108,789
Wesco Aircraft Holdings, Inc. (I)	15,923	172,765
		7,747,669
Air freight and logistics - 0.3%
Air Transport Services Group, Inc. (I)	14,998	326,656
Atlas Air Worldwide Holdings, Inc. (I)	6,659	347,267
Echo Global Logistics, Inc. (I)	8,033	159,857
Forward Air Corp.	8,601	458,261
Hub Group, Inc., Class A (I)	9,390	360,107
Radiant Logistics, Inc. (I)	12,173	65,491
		1,717,639
Airlines - 0.3%
Allegiant Travel Company	3,659	496,160
Hawaiian Holdings, Inc. (I)	14,953	702,043
SkyWest, Inc.	14,501	508,985
		1,707,188
Building products - 1.2%
AAON, Inc.	11,787	434,351
Advanced Drainage Systems, Inc.	10,037	201,744
American Woodmark Corp. (I)	3,952	377,614
Apogee Enterprises, Inc.	8,064	458,358

The accompanying notes are an integral part of the financial statements.

158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products (continued)
Armstrong Flooring, Inc. (I)	7,221	$129,761
Builders FirstSource, Inc. (I)	27,785	425,666
Caesarstone, Ltd. (I)	6,551	229,613
Continental Building Products, Inc. (I)	11,154	259,888
CSW Industrials, Inc. (I)	4,199	162,291
Gibraltar Industries, Inc. (I)	9,113	324,878
Griffon Corp.	8,324	182,712
Insteel Industries, Inc.	5,289	174,378
JELD-WEN Holding, Inc. (I)	6,483	210,438
Masonite International Corp. (I)	8,435	636,843
NCI Building Systems, Inc. (I)	11,627	194,171
Patrick Industries, Inc. (I)	4,626	337,004
PGT Innovations, Inc. (I)	14,445	184,896
Ply Gem Holdings, Inc. (I)	6,562	117,788
Quanex Building Products Corp.	10,187	215,455
Simpson Manufacturing Company, Inc.	11,531	504,020
Trex Company, Inc. (I)	8,369	566,247
Universal Forest Products, Inc.	5,691	496,881
		6,824,997
Commercial services and supplies - 2.4%
ABM Industries, Inc.	15,690	651,449
ACCO Brands Corp. (I)	30,851	359,414
Advanced Disposal Services, Inc. (I)	7,021	159,587
Aqua Metals, Inc. (I)(L)	5,344	67,067
ARC Document Solutions, Inc. (I)	13,786	57,350
Brady Corp., Class A	13,116	444,632
Casella Waste Systems, Inc., Class A (I)	11,653	191,226
CECO Environmental Corp.	9,658	88,660
Covanta Holding Corp.	32,736	432,115
Deluxe Corp.	13,465	932,047
Ennis, Inc.	7,906	151,005
Essendant, Inc.	11,317	167,831
Healthcare Services Group, Inc.	20,233	947,511
Heritage-Crystal Clean, Inc. (I)	4,901	77,926
Herman Miller, Inc.	16,793	510,507
HNI Corp.	12,410	494,787
Hudson Technologies, Inc. (I)	11,513	97,285
InnerWorkings, Inc. (I)	13,962	161,959
Interface, Inc.	17,798	349,731
Kimball International, Inc., Class B	11,022	183,957
Knoll, Inc.	13,571	272,099
LSC Communications, Inc.	9,593	205,290
Matthews International Corp., Class A	8,834	541,083
McGrath RentCorp	6,808	235,761
Mobile Mini, Inc.	12,702	379,155
MSA Safety, Inc.	9,388	762,024
Multi-Color Corp.	3,882	316,771
Quad/Graphics, Inc.	9,128	209,214
RR Donnelley & Sons Company	20,415	256,004
SP Plus Corp. (I)	5,110	156,111
Steelcase, Inc., Class A	23,976	335,664
Team, Inc. (I)	8,438	197,871
Tetra Tech, Inc.	16,020	732,915
The Brink’s Company	12,970	868,990
UniFirst Corp.	4,242	596,849

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
US Ecology, Inc.	6,239	$315,070
Viad Corp.	5,626	265,829
VSE Corp.	2,708	121,806
West Corp.	12,212	284,784
		13,579,336
Construction and engineering - 1.2%
Aegion Corp. (I)	9,938	217,443
Argan, Inc.	4,123	247,380
Chicago Bridge & Iron Company NV	28,655	565,363
Comfort Systems USA, Inc.	10,421	386,619
Dycom Industries, Inc. (I)(L)	8,625	772,110
EMCOR Group, Inc.	16,581	1,084,066
Granite Construction, Inc.	11,300	545,112
Great Lakes Dredge & Dock Corp. (I)	19,584	84,211
HC2 Holdings, Inc. (I)	13,322	78,333
KBR, Inc.	40,821	621,296
MasTec, Inc. (I)	18,875	852,206
MYR Group, Inc. (I)	4,837	150,044
Northwest Pipe Company (I)	3,529	57,382
NV5 Global, Inc. (I)	2,437	103,573
Orion Group Holdings, Inc. (I)	9,475	70,778
Primoris Services Corp.	11,536	287,708
Sterling Construction Company, Inc. (I)	9,167	119,813
Tutor Perini Corp. (I)	10,909	313,634
		6,557,071
Electrical equipment - 0.7%
Allied Motion Technologies, Inc.	2,203	59,966
Atkore International Group, Inc. (I)	9,342	210,662
AZZ, Inc.	7,346	409,907
Babcock & Wilcox Enterprises, Inc. (I)	14,372	169,015
Encore Wire Corp.	5,810	248,087
Energous Corp. (I)(L)	5,838	94,926
EnerSys	12,233	886,281
Generac Holdings, Inc. (I)	17,169	620,316
General Cable Corp.	14,375	235,031
LSI Industries, Inc.	8,880	80,364
Plug Power, Inc. (I)(L)	65,647	133,920
Powell Industries, Inc.	3,035	97,090
Preformed Line Products Company	1,179	54,729
Sunrun, Inc. (I)(L)	24,391	173,664
Thermon Group Holdings, Inc. (I)	9,611	184,243
TPI Composites, Inc. (I)	3,306	61,095
Vicor Corp. (I)	5,110	91,469
		3,810,765
Industrial conglomerates - 0.1%
Raven Industries, Inc.	10,349	344,622
Machinery - 3.4%
Actuant Corp., Class A	16,954	417,068
Alamo Group, Inc.	2,651	240,737
Albany International Corp., Class A	8,185	437,079
Altra Industrial Motion Corp.	8,098	322,300
American Railcar Industries, Inc. (L)	2,329	89,201
Astec Industries, Inc.	6,038	335,169

The accompanying notes are an integral part of the financial statements.

159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Barnes Group, Inc.	13,987	$818,659
Briggs & Stratton Corp.	11,515	277,512
Chart Industries, Inc. (I)	8,676	301,317
CIRCOR International, Inc.	4,651	276,176
Columbus McKinnon Corp.	5,942	151,046
Commercial Vehicle Group, Inc. (I)	8,793	74,301
Douglas Dynamics, Inc.	6,547	215,396
Energy Recovery, Inc. (I)(L)	11,670	96,744
EnPro Industries, Inc.	5,922	422,653
ESCO Technologies, Inc.	6,973	415,939
Federal Signal Corp.	17,001	295,137
Franklin Electric Company, Inc.	13,031	539,483
FreightCar America, Inc.	4,331	75,316
Global Brass & Copper Holdings, Inc.	6,233	190,418
Graham Corp.	3,696	72,663
Hardinge, Inc.	4,521	56,151
Harsco Corp. (I)	23,074	371,491
Hillenbrand, Inc.	17,774	641,641
Hurco Companies, Inc.	2,205	76,624
Hyster-Yale Materials Handling, Inc.	2,971	208,713
John Bean Technologies Corp.	8,802	862,596
Kadant, Inc.	3,045	228,984
Kennametal, Inc.	22,701	849,471
LB Foster Company, Class A	3,110	66,710
Lindsay Corp. (L)	2,957	263,912
Lydall, Inc. (I)	4,768	246,506
Meritor, Inc. (I)	23,361	388,026
Milacron Holdings Corp. (I)	12,570	221,106
Miller Industries, Inc.	3,180	79,023
Mueller Industries, Inc.	16,289	496,000
Mueller Water Products, Inc., Class A	43,481	507,858
Navistar International Corp. (I)	14,488	380,020
NN, Inc.	7,797	214,028
Omega Flex, Inc.	908	58,475
Park-Ohio Holdings Corp.	2,687	102,375
Proto Labs, Inc. (I)	6,963	468,262
RBC Bearings, Inc. (I)	6,500	661,440
REV Group, Inc.	3,728	103,191
Rexnord Corp. (I)	29,375	682,969
Spartan Motors, Inc.	11,339	100,350
SPX Corp. (I)	12,215	307,329
SPX FLOW, Inc. (I)	11,953	440,827
Standex International Corp.	3,520	319,264
Sun Hydraulics Corp.	6,696	285,718
Supreme Industries, Inc., Class A	4,558	74,979
Tennant Company	5,014	370,033
The Eastern Company	2,006	60,280
The Gorman-Rupp Company	5,244	133,565
The Greenbrier Companies, Inc. (L)	7,693	355,801
The Manitowoc Company, Inc. (I)	38,124	229,125
Titan International, Inc.	14,912	179,093
TriMas Corp. (I)	13,000	271,050
Wabash National Corp. (L)	16,789	369,022
Watts Water Technologies, Inc., Class A	7,790	492,328

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Woodward, Inc.	14,844	$1,003,158
		19,291,808
Marine - 0.1%
Costamare, Inc.	11,120	81,287
Eagle Bulk Shipping, Inc. (I)	13,057	61,760
Matson, Inc.	12,205	366,638
Scorpio Bulkers, Inc. (I)(L)	17,644	125,272
		634,957
Professional services - 1.2%
Acacia Research Corp. (I)	17,180	70,438
Barrett Business Services, Inc.	2,099	120,252
CBIZ, Inc. (I)	14,444	216,660
CRA International, Inc.	2,659	96,575
Exponent, Inc.	7,271	423,899
Franklin Covey Company (I)	3,415	65,910
FTI Consulting, Inc. (I)	11,604	405,676
GP Strategies Corp. (I)	3,875	102,300
Heidrick & Struggles International, Inc.	5,573	121,213
Hill International, Inc. (I)	12,067	62,748
Huron Consulting Group, Inc. (I)	6,240	269,568
ICF International, Inc. (I)	5,054	238,043
Insperity, Inc.	5,183	367,993
Kelly Services, Inc., Class A	8,663	194,484
Kforce, Inc.	6,908	135,397
Korn/Ferry International	14,504	500,823
Mistras Group, Inc. (I)	5,203	114,310
Navigant Consulting, Inc. (I)	13,400	264,784
On Assignment, Inc. (I)	14,355	777,323
Resources Connection, Inc.	8,500	116,450
RPX Corp. (I)	13,072	182,354
The Advisory Board Company (I)	11,449	589,624
TriNet Group, Inc. (I)	11,663	381,847
TrueBlue, Inc. (I)	11,822	313,283
WageWorks, Inc. (I)	10,548	708,826
Willdan Group, Inc. (I)	2,362	72,159
		6,912,939
Road and rail - 0.7%
ArcBest Corp.	7,712	158,867
Avis Budget Group, Inc. (I)	21,287	580,496
Covenant Transportation Group, Inc., Class A (I)	3,927	68,840
Daseke, Inc. (I)	7,900	87,927
Heartland Express, Inc. (L)	13,578	282,694
Hertz Global Holdings, Inc. (I)(L)	16,090	185,035
Knight Transportation, Inc. (L)	20,406	756,042
Marten Transport, Ltd.	7,077	193,910
Roadrunner Transportation Systems, Inc. (I)	10,055	73,100
Saia, Inc. (I)	7,334	376,234
Schneider National, Inc., Class B	9,248	206,878
Swift Transportation Company (I)(L)	20,524	543,886
Werner Enterprises, Inc.	13,359	392,087

The accompanying notes are an integral part of the financial statements.

160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Road and rail (continued)
YRC Worldwide, Inc. (I)	10,114	$112,468
		4,018,464
Trading companies and distributors - 1.2%
Aircastle, Ltd.	13,177	286,600
Applied Industrial Technologies, Inc.	10,830	639,512
Beacon Roofing Supply, Inc. (I)	17,086	837,214
BMC Stock Holdings, Inc. (I)	18,617	406,781
CAI International, Inc. (I)	4,765	112,454
DXP Enterprises, Inc. (I)	4,804	165,738
Foundation Building Materials LLC (I)	4,198	53,986
GATX Corp.	10,906	700,929
GMS, Inc. (I)	6,767	190,153
H&E Equipment Services, Inc.	9,124	186,221
Herc Holdings, Inc. (I)	6,924	272,252
Huttig Building Products, Inc. (I)	8,546	59,907
Kaman Corp.	7,182	358,166
MRC Global, Inc. (I)	25,727	425,010
Nexeo Solutions, Inc. (I)	8,016	66,533
NOW, Inc. (I)	30,388	488,639
Rush Enterprises, Inc., Class A (I)	7,290	271,042
Rush Enterprises, Inc., Class B (I)	2,840	103,404
SiteOne Landscape Supply, Inc. (I)	9,592	499,360
Textainer Group Holdings, Ltd. (I)	8,091	117,320
Titan Machinery, Inc. (I)	6,160	110,757
Triton International, Ltd.	12,399	414,623
Veritiv Corp. (I)	3,329	149,805
		6,916,406
		80,063,861
Information technology - 16.5%
Communications equipment - 1.9%
Acacia Communications, Inc. (I)(L)	5,274	218,713
ADTRAN, Inc.	13,552	279,849
Aerohive Networks, Inc. (I)	10,817	54,085
Applied Optoelectronics, Inc. (I)(L)	5,241	323,841
CalAmp Corp. (I)	9,918	201,633
Calix, Inc. (I)	13,775	94,359
Ciena Corp. (I)	39,715	993,669
Clearfield, Inc. (I)(L)	4,024	53,117
Comtech Telecommunications Corp.	6,941	131,671
Digi International, Inc. (I)	8,592	87,209
EMCORE Corp.	8,410	89,567
Extreme Networks, Inc. (I)	31,274	288,346
Finisar Corp. (I)	31,528	819,097
Harmonic, Inc. (I)	24,146	126,767
Infinera Corp. (I)	41,407	441,813
InterDigital, Inc.	9,782	756,149
KVH Industries, Inc. (I)	5,541	52,640
Lumentum Holdings, Inc. (I)	17,245	983,827
NETGEAR, Inc. (I)	9,187	395,960
NetScout Systems, Inc. (I)	25,138	864,747
Oclaro, Inc. (I)(L)	47,116	440,063
Plantronics, Inc.	9,318	487,425
Quantenna Communications, Inc. (I)	6,405	121,695

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Communications equipment (continued)
ShoreTel, Inc. (I)	20,815	$120,727
Sonus Networks, Inc. (I)	14,796	110,082
Ubiquiti Networks, Inc. (I)(L)	6,515	338,585
ViaSat, Inc. (I)	15,044	995,913
Viavi Solutions, Inc. (I)	64,790	682,239
		10,553,788
Electronic equipment, instruments and components - 2.7%
Anixter International, Inc. (I)	8,161	638,190
AVX Corp.	12,667	206,979
Badger Meter, Inc.	7,774	309,794
Bel Fuse, Inc., Class B	3,225	79,658
Belden, Inc.	11,806	890,527
Benchmark Electronics, Inc. (I)	13,789	445,385
Control4 Corp. (I)	7,059	138,427
CTS Corp.	9,035	195,156
Daktronics, Inc.	11,441	110,177
Electro Scientific Industries, Inc. (I)	10,490	86,438
ePlus, Inc. (I)	3,696	273,874
Fabrinet (I)	10,123	431,847
FARO Technologies, Inc. (I)	4,863	183,821
Fitbit, Inc., Class A (I)	50,812	269,812
II-VI, Inc. (I)	17,194	589,754
Insight Enterprises, Inc. (I)	10,068	402,619
Iteris, Inc. (I)	8,410	52,310
Itron, Inc. (I)	9,665	654,804
KEMET Corp. (I)	13,269	169,843
Kimball Electronics, Inc. (I)	7,626	137,649
Knowles Corp. (I)	24,918	421,613
Littelfuse, Inc.	6,315	1,041,975
Maxwell Technologies, Inc. (I)(L)	12,332	73,869
Mesa Laboratories, Inc.	939	134,568
Methode Electronics, Inc.	10,052	414,142
MTS Systems Corp.	4,690	242,942
Novanta, Inc. (I)	9,105	327,780
OSI Systems, Inc. (I)	4,885	367,108
Park Electrochemical Corp.	6,113	112,601
PC Connection, Inc.	3,502	94,764
PCM, Inc. (I)	3,261	61,144
Plexus Corp. (I)	9,413	494,841
Rogers Corp. (I)	5,073	551,029
Sanmina Corp. (I)	20,695	788,480
ScanSource, Inc. (I)	6,956	280,327
SYNNEX Corp.	8,127	974,915
Systemax, Inc.	3,598	67,642
Tech Data Corp. (I)	9,841	993,941
TTM Technologies, Inc. (I)	26,182	454,520
VeriFone Systems, Inc. (I)	31,489	569,951
Vishay Intertechnology, Inc.	37,597	624,110
Vishay Precision Group, Inc. (I)	3,495	60,464
		15,419,790
Internet software and services - 2.8%
2U, Inc. (I)	12,380	580,870
Actua Corp. (I)	9,785	137,479

The accompanying notes are an integral part of the financial statements.

161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Alarm.com Holdings, Inc. (I)	5,907	$222,280
Alteryx, Inc., Class A (I)	3,009	58,736
Amber Road, Inc. (I)	6,845	58,662
Angie’s List, Inc. (I)(L)	11,857	151,651
Appfolio, Inc., Class A (I)	2,538	82,739
Apptio, Inc., Class A (I)(L)	5,319	92,285
Bankrate, Inc. (I)	13,841	177,857
Bazaarvoice, Inc. (I)	25,927	128,339
Benefitfocus, Inc. (I)(L)	4,665	169,573
Blucora, Inc. (I)	11,859	251,411
Box, Inc., Class A (I)	22,232	405,512
Brightcove, Inc. (I)	10,987	68,119
Carbonite, Inc. (I)	7,150	155,870
Care.com, Inc. (I)	4,107	62,016
Cars.com, Inc. (I)	20,485	545,516
ChannelAdvisor Corp. (I)	7,779	89,847
Cimpress NV (I)(L)	7,022	663,790
Cloudera, Inc. (I)(L)	4,147	66,435
CommerceHub, Inc., Series A (I)	10,487	182,684
Cornerstone OnDemand, Inc. (I)	14,851	530,923
Coupa Software, Inc. (I)	8,562	248,127
Endurance International Group Holdings, Inc. (I)	17,438	145,607
Envestnet, Inc. (I)	12,296	486,922
Five9, Inc. (I)	14,985	322,477
Global Sources, Ltd. (I)	2,690	53,800
Gogo, Inc. (I)(L)	16,872	194,534
GrubHub, Inc. (I)	24,306	1,059,742
GTT Communications, Inc. (I)	8,794	278,330
Hortonworks, Inc. (I)	14,166	182,458
Instructure, Inc. (I)	6,340	187,030
Internap Corp. (I)(L)	24,765	90,888
j2 Global, Inc.	13,122	1,116,551
Limelight Networks, Inc. (I)	24,048	69,499
LivePerson, Inc. (I)	16,192	178,112
MINDBODY, Inc., Class A (I)	10,563	287,314
MuleSoft, Inc., Class A (I)(L)	4,510	112,479
New Relic, Inc. (I)	8,319	357,800
NIC, Inc.	18,298	346,747
Nutanix, Inc., Class A (I)(L)	9,998	201,460
Okta, Inc. (I)	3,672	83,722
Q2 Holdings, Inc. (I)	8,998	332,476
Quotient Technology, Inc. (I)	21,117	242,846
Reis, Inc.	2,664	56,610
Shutterstock, Inc. (I)(L)	5,265	232,081
SPS Commerce, Inc. (I)	4,800	306,048
Stamps.com, Inc. (I)(L)	4,466	691,672
The Meet Group, Inc. (I)	20,268	102,353
The Trade Desk, Inc., Class A (I)	4,950	248,045
TrueCar, Inc. (I)	18,075	360,235
Tucows, Inc., Class A (I)(L)	2,643	141,401
Twilio, Inc., Class A (I)(L)	17,687	514,869
Web.com Group, Inc. (I)	10,938	276,731
WebMD Health Corp. (I)	10,485	614,945
Xactly Corp. (I)	7,825	122,461

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
XO Group, Inc. (I)	7,572	$133,419
Yelp, Inc. (I)	22,067	662,451
		15,924,836
IT services - 2.0%
Acxiom Corp. (I)	22,283	578,912
Blackhawk Network Holdings, Inc. (I)	15,376	670,394
CACI International, Inc., Class A (I)	6,860	857,843
CardConnect Corp. (I)(L)	4,792	72,120
Cardtronics PLC, Class A (I)	12,934	425,011
Cass Information Systems, Inc.	3,150	206,766
Convergys Corp.	26,403	627,863
CSG Systems International, Inc.	9,479	384,658
EPAM Systems, Inc. (I)	13,760	1,157,078
Everi Holdings, Inc. (I)	18,908	137,650
EVERTEC, Inc.	16,964	293,477
ExlService Holdings, Inc. (I)	9,202	511,447
Forrester Research, Inc.	2,922	114,396
Information Services Group, Inc. (I)	13,102	53,849
ManTech International Corp., Class A	7,186	297,357
MAXIMUS, Inc.	18,021	1,128,655
MoneyGram International, Inc. (I)	8,480	146,280
NCI, Inc., Class A (I)	2,574	54,311
NeuStar, Inc., Class A (I)	15,402	513,657
Perficient, Inc. (I)	9,999	186,381
Presidio, Inc. (I)	5,351	76,573
Science Applications International Corp.	12,353	857,545
ServiceSource International, Inc. (I)	24,128	93,617
Sykes Enterprises, Inc. (I)	11,160	374,195
Syntel, Inc.	9,477	160,730
TeleTech Holdings, Inc.	4,048	165,158
The Hackett Group, Inc.	7,126	110,453
Travelport Worldwide, Ltd.	35,163	483,843
Unisys Corp. (I)(L)	14,518	185,830
Virtusa Corp. (I)	8,123	238,816
		11,164,865
Semiconductors and semiconductor equipment - 3.0%
Advanced Energy Industries, Inc. (I)	11,162	722,070
Alpha & Omega Semiconductor, Ltd. (I)	5,875	97,936
Ambarella, Inc. (I)(L)	9,144	443,941
Amkor Technology, Inc. (I)	29,143	284,727
Axcelis Technologies, Inc. (I)	8,719	182,663
AXT, Inc. (I)	11,516	73,127
Brooks Automation, Inc.	19,608	425,298
Cabot Microelectronics Corp.	7,010	517,548
CEVA, Inc. (I)	6,095	277,018
Cirrus Logic, Inc. (I)	18,043	1,131,657
Cohu, Inc.	7,906	124,440
Cree, Inc. (I)	27,615	680,710
Diodes, Inc. (I)	10,755	258,443
DSP Group, Inc. (I)	7,190	83,404
Entegris, Inc. (I)	40,189	882,149
FormFactor, Inc. (I)	20,542	254,721
Ichor Holdings, Ltd. (I)	3,360	67,738
Impinj, Inc. (I)(L)	5,110	248,602

The accompanying notes are an integral part of the financial statements.

162

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Inphi Corp. (I)	11,877	$407,381
Integrated Device Technology, Inc. (I)	37,807	975,043
IXYS Corp. (I)	7,603	125,069
Kopin Corp. (I)	20,466	75,929
Lattice Semiconductor Corp. (I)	35,322	235,245
MACOM Technology Solutions Holdings, Inc. (I)	11,498	641,243
MaxLinear, Inc. (I)	16,975	473,433
MKS Instruments, Inc.	15,169	1,020,874
Monolithic Power Systems, Inc.	11,218	1,081,415
Nanometrics, Inc. (I)	6,956	175,917
NeoPhotonics Corp. (I)(L)	9,758	75,332
NVE Corp.	1,527	117,579
PDF Solutions, Inc. (I)	8,211	135,071
Photronics, Inc. (I)	19,341	181,805
Power Integrations, Inc.	8,131	592,750
Rambus, Inc. (I)	31,579	360,948
Rudolph Technologies, Inc. (I)	8,746	199,846
Semtech Corp. (I)	18,322	655,012
Sigma Designs, Inc. (I)	13,089	76,571
Silicon Laboratories, Inc. (I)	11,874	811,588
SunPower Corp. (I)(L)	17,474	163,207
Synaptics, Inc. (I)	9,694	501,277
Ultra Clean Holdings, Inc. (I)	9,415	176,531
Veeco Instruments, Inc. (I)	13,293	370,210
Xcerra Corp. (I)	15,818	154,542
Xperi Corp.	13,876	413,505
		16,953,515
Software - 3.5%
8x8, Inc. (I)	24,955	363,095
A10 Networks, Inc. (I)	14,496	122,346
ACI Worldwide, Inc. (I)	33,141	741,364
Agilysys, Inc. (I)	6,332	64,080
American Software, Inc., Class A	8,723	89,760
Aspen Technology, Inc. (I)	21,145	1,168,440
Barracuda Networks, Inc. (I)	7,269	167,623
Blackbaud, Inc.	13,481	1,155,996
Blackline, Inc. (I)	3,189	113,975
Bottomline Technologies, Inc. (I)	11,226	288,396
BroadSoft, Inc. (I)	8,602	370,316
Callidus Software, Inc. (I)	18,296	442,763
CommVault Systems, Inc. (I)	10,967	619,087
Digimarc Corp. (I)(L)	3,043	122,176
Ebix, Inc. (L)	6,761	364,418
Ellie Mae, Inc. (I)	9,470	1,040,848
EnerNOC, Inc. (I)	9,520	73,780
Everbridge, Inc. (I)	4,956	120,728
Exa Corp. (I)	4,810	66,378
Fair Isaac Corp.	8,575	1,195,441
Gigamon, Inc. (I)	10,239	402,905
Glu Mobile, Inc. (I)	31,694	79,235
Guidance Software, Inc. (I)	8,364	55,286
HubSpot, Inc. (I)	9,571	629,293
Imperva, Inc. (I)	9,466	452,948

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
MicroStrategy, Inc., Class A (I)	2,653	$508,501
Mitek Systems, Inc. (I)	9,495	79,758
MobileIron, Inc. (I)	16,762	101,410
Model N, Inc. (I)	7,230	96,159
Monotype Imaging Holdings, Inc.	11,896	217,697
Park City Group, Inc. (I)(L)	4,389	53,326
Paycom Software, Inc. (I)	13,866	948,573
Paylocity Holding Corp. (I)	7,427	335,552
Pegasystems, Inc.	10,397	606,665
Progress Software Corp.	13,484	416,521
Proofpoint, Inc. (I)	12,136	1,053,769
PROS Holdings, Inc. (I)	7,641	209,287
QAD, Inc., Class A	3,043	97,528
Qualys, Inc. (I)	8,785	358,428
Rapid7, Inc. (I)	6,296	105,962
RealPage, Inc. (I)	16,605	596,950
RingCentral, Inc., Class A (I)	17,607	643,536
Rosetta Stone, Inc. (I)	5,716	61,618
Silver Spring Networks, Inc. (I)	12,353	139,342
Synchronoss Technologies, Inc. (I)	12,216	200,953
Telenav, Inc. (I)	9,478	76,772
The Rubicon Project, Inc. (I)	13,702	70,428
TiVo Corp.	33,085	617,035
Upland Software, Inc. (I)	2,392	52,600
Varonis Systems, Inc. (I)	5,437	202,256
VASCO Data Security International, Inc. (I)	8,887	127,528
Verint Systems, Inc. (I)	17,617	717,012
VirnetX Holding Corp. (I)(L)	16,008	72,836
Workiva, Inc. (I)	7,379	140,570
Zendesk, Inc. (I)	27,558	765,561
Zix Corp. (I)	16,829	95,757
		20,080,567
Technology hardware, storage and peripherals - 0.6%
3D Systems Corp. (I)(L)	31,092	581,420
Avid Technology, Inc. (I)	10,989	57,802
Cray, Inc. (I)	11,739	215,998
Diebold Nixdorf, Inc.	21,400	599,200
Electronics For Imaging, Inc. (I)	13,084	619,920
Immersion Corp. (I)	9,424	85,570
Intevac, Inc. (I)	6,221	69,053
Pure Storage, Inc., Class A (I)	26,565	340,298
Quantum Corp. (I)	9,195	71,813
Stratasys, Ltd. (I)	14,271	332,657
Super Micro Computer, Inc. (I)	11,031	271,914
USA Technologies, Inc. (I)(L)	13,181	68,541
		3,314,186
		93,411,547
Materials - 4.2%
Chemicals - 2.1%
A. Schulman, Inc.	8,251	264,032
Advanced Emissions Solutions, Inc. (L)	6,595	60,410
AdvanSix, Inc. (I)	8,480	264,915

The accompanying notes are an integral part of the financial statements.

163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
American Vanguard Corp.	8,588	$148,143
Balchem Corp.	8,938	694,572
Calgon Carbon Corp.	14,518	219,222
Chase Corp.	1,985	211,800
Codexis, Inc. (I)	13,433	73,210
Core Molding Technologies, Inc. (I)	2,611	56,424
Ferro Corp. (I)	23,656	432,668
Flotek Industries, Inc. (I)	15,922	142,343
FutureFuel Corp.	7,337	110,715
GCP Applied Technologies, Inc. (I)	20,334	620,187
Hawkins, Inc.	2,869	132,978
HB Fuller Company	14,092	720,242
Ingevity Corp. (I)	11,992	688,341
Innophos Holdings, Inc.	5,452	239,016
Innospec, Inc.	6,807	446,199
Intrepid Potash, Inc. (I)	31,425	71,021
KMG Chemicals, Inc.	2,588	125,958
Koppers Holdings, Inc. (I)	5,895	213,104
Kraton Corp. (I)	8,381	288,642
Kronos Worldwide, Inc.	6,651	121,181
LSB Industries, Inc. (I)(L)	6,898	71,256
Minerals Technologies, Inc.	9,945	727,974
OMNOVA Solutions, Inc. (I)	13,339	130,055
PolyOne Corp.	22,936	888,541
Quaker Chemical Corp.	3,638	528,347
Rayonier Advanced Materials, Inc. (L)	12,522	196,846
Sensient Technologies Corp.	12,328	992,774
Stepan Company	5,608	488,681
Trecora Resources (I)	5,829	65,576
Tredegar Corp.	7,837	119,514
Trinseo SA	12,492	858,200
Tronox, Ltd., Class A	18,370	277,754
		11,690,841
Construction materials - 0.2%
Summit Materials, Inc., Class A (I)	30,256	873,491
U.S. Concrete, Inc. (I)(L)	4,330	340,122
United States Lime & Minerals, Inc.	728	57,126
		1,270,739
Containers and packaging - 0.1%
Greif, Inc., Class A	6,970	388,787
Greif, Inc., Class B	1,748	105,579
Myers Industries, Inc.	7,099	127,427
UFP Technologies, Inc. (I)	2,547	72,080
		693,873
Metals and mining - 1.2%
AK Steel Holding Corp. (I)(L)	90,284	593,166
Allegheny Technologies, Inc. (L)	30,931	526,136
Carpenter Technology Corp.	13,331	498,979
Century Aluminum Company (I)	14,179	220,909
Cliffs Natural Resources, Inc. (I)	84,903	587,529
Coeur Mining, Inc. (I)	51,085	438,309
Commercial Metals Company	32,581	633,049
Compass Minerals International, Inc.	9,505	620,677

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Metals and mining (continued)
Gold Resource Corp. (L)	16,231	$66,222
Haynes International, Inc.	3,840	139,430
Hecla Mining Company	110,600	564,060
Kaiser Aluminum Corp.	4,807	425,516
Klondex Mines, Ltd. (I)	50,403	169,858
Materion Corp.	5,667	211,946
Olympic Steel, Inc.	3,033	59,083
Schnitzer Steel Industries, Inc., Class A	7,830	197,316
SunCoke Energy, Inc. (I)	18,519	201,857
TimkenSteel Corp. (I)	11,717	180,090
Warrior Met Coal, Inc.	4,883	83,646
Worthington Industries, Inc.	12,711	638,346
		7,056,124
Paper and forest products - 0.6%
Boise Cascade Company (I)	11,043	335,707
Clearwater Paper Corp. (I)	4,730	221,128
Deltic Timber Corp.	3,222	240,555
KapStone Paper and Packaging Corp.	24,620	507,911
Louisiana-Pacific Corp. (I)	41,002	988,558
Neenah Paper, Inc.	4,660	373,965
PH Glatfelter Company	12,793	249,975
Schweitzer-Mauduit International, Inc.	8,652	322,114
		3,239,913
		23,951,490
Real estate - 7.3%
Equity real estate investment trusts - 6.8%
Acadia Realty Trust	23,818	662,140
Agree Realty Corp.	6,938	318,246
Alexander’s, Inc.	600	252,876
Altisource Residential Corp.	14,537	188,109
American Assets Trust, Inc.	11,420	449,834
Armada Hoffler Properties, Inc.	13,063	169,166
Ashford Hospitality Prime, Inc.	8,941	92,003
Ashford Hospitality Trust, Inc.	24,513	149,039
Bluerock Residential Growth REIT, Inc.	8,726	112,478
Care Capital Properties, Inc.	23,245	620,642
CareTrust REIT, Inc.	20,483	379,755
CatchMark Timber Trust, Inc., Class A	13,029	148,140
CBL & Associates Properties, Inc.	48,167	406,048
Cedar Realty Trust, Inc.	26,339	127,744
Chatham Lodging Trust	10,848	217,936
Chesapeake Lodging Trust	16,937	414,448
City Office REIT, Inc.	10,943	138,976
Clipper Realty, Inc.	5,575	68,796
Colony Starwood Homes	28,436	975,639
Community Healthcare Trust, Inc.	4,436	113,517
CorEnergy Infrastructure Trust, Inc.	3,683	123,712
Cousins Properties, Inc.	118,140	1,038,451
DiamondRock Hospitality Company	56,010	613,310
Easterly Government Properties, Inc.	10,677	223,683
EastGroup Properties, Inc.	9,278	777,496
Education Realty Trust, Inc.	20,455	792,631
Farmland Partners, Inc.	10,753	96,132

The accompanying notes are an integral part of the financial statements.

164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
FelCor Lodging Trust, Inc.	37,267	$268,695
First Industrial Realty Trust, Inc.	32,568	932,096
First Potomac Realty Trust	17,641	195,992
Four Corners Property Trust, Inc.	16,624	417,429
Franklin Street Properties Corp.	29,783	329,996
Getty Realty Corp.	7,550	189,505
Gladstone Commercial Corp.	7,952	173,274
Global Net Lease, Inc.	19,301	429,254
Government Properties Income Trust	20,377	373,103
Gramercy Property Trust	42,631	1,266,567
Healthcare Realty Trust, Inc.	32,132	1,097,308
Hersha Hospitality Trust	10,571	195,669
Independence Realty Trust, Inc.	20,090	198,288
InfraREIT, Inc.	5,079	97,263
Investors Real Estate Trust	36,544	226,938
iStar, Inc. (I)	20,075	241,703
Jernigan Capital, Inc.	3,029	66,638
Kite Realty Group Trust	23,633	447,373
LaSalle Hotel Properties	31,661	943,498
Lexington Realty Trust	61,633	610,783
LTC Properties, Inc.	10,855	557,838
Mack-Cali Realty Corp.	25,752	698,909
MedEquities Realty Trust, Inc.	9,455	119,322
Monmouth Real Estate Investment Corp.	19,608	295,100
Monogram Residential Trust, Inc.	47,997	466,051
National Health Investors, Inc.	10,950	867,240
National Storage Affiliates Trust	12,401	286,587
New Senior Investment Group, Inc.	24,933	250,577
NexPoint Residential Trust, Inc.	5,368	133,610
NorthStar Realty Europe Corp.	16,531	209,613
One Liberty Properties, Inc.	4,996	117,056
Parkway, Inc.	12,358	282,875
Pebblebrook Hotel Trust	19,219	619,621
Pennsylvania Real Estate Investment Trust	20,263	229,377
Physicians Realty Trust	43,209	870,229
Potlatch Corp.	11,712	535,238
Preferred Apartment Communities, Inc., Class A	9,390	147,893
PS Business Parks, Inc.	5,407	715,833
QTS Realty Trust, Inc., Class A	13,193	690,390
Quality Care Properties, Inc. (I)	26,850	491,624
RAIT Financial Trust	38,566	84,460
Ramco-Gershenson Properties Trust	22,751	293,488
Retail Opportunity Investments Corp.	30,822	591,474
Rexford Industrial Realty, Inc.	18,798	515,817
RLJ Lodging Trust	34,475	685,018
Ryman Hospitality Properties, Inc.	12,222	782,330
Sabra Health Care REIT, Inc.	18,306	441,175
Saul Centers, Inc.	3,493	202,524
Select Income REIT	18,125	435,544
Seritage Growth Properties, Class A	7,269	304,935
STAG Industrial, Inc.	25,339	699,356
Summit Hotel Properties, Inc.	28,749	536,169
Sunstone Hotel Investors, Inc.	61,638	993,605
Terreno Realty Corp.	13,907	468,110

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
The GEO Group, Inc.	34,642	$1,024,364
Tier REIT, Inc.	14,055	259,736
UMH Properties, Inc.	8,750	149,188
Universal Health Realty Income Trust	3,562	283,321
Urban Edge Properties	27,436	651,056
Urstadt Biddle Properties, Inc., Class A	9,112	180,418
Washington Prime Group, Inc.	53,485	447,669
Washington Real Estate Investment Trust	21,698	692,166
Whitestone REIT	11,561	141,622
Xenia Hotels & Resorts, Inc.	30,278	586,485
		38,407,332
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	13,311	550,809
Altisource Portfolio Solutions SA (I)(L)	3,464	75,584
Consolidated-Tomoka Land Company	1,440	82,008
Forestar Group, Inc. (I)	12,060	206,829
FRP Holdings, Inc. (I)	1,926	88,885
HFF, Inc., Class A	10,351	359,904
Kennedy-Wilson Holdings, Inc.	23,925	455,771
Marcus & Millichap, Inc. (I)	4,763	125,553
RE/MAX Holdings, Inc., Class A	5,054	283,277
Tejon Ranch Company (I)	4,753	98,102
The RMR Group, Inc., Class A	2,020	98,273
The St. Joe Company (I)	14,009	262,669
		2,687,664
		41,094,996
Telecommunication services - 0.8%
Diversified telecommunication services - 0.7%
ATN International, Inc.	3,069	210,042
Cincinnati Bell, Inc. (I)	12,057	235,714
Cogent Communications Holdings, Inc.	11,745	470,975
Consolidated Communications Holdings, Inc. (L)	14,319	307,429
FairPoint Communications, Inc. (I)	6,853	107,249
Frontier Communications Corp. (L)	337,200	391,152
General Communication, Inc., Class A (I)	7,613	278,940
Globalstar, Inc. (I)(L)	128,814	274,374
IDT Corp., Class B	5,239	75,284
Iridium Communications, Inc. (I)(L)	24,446	270,128
Lumos Networks Corp. (I)	6,889	123,106
ORBCOMM, Inc. (I)	20,124	227,401
pdvWireless, Inc. (I)(L)	3,138	73,115
Straight Path Communications, Inc., Class B (I)(L)	2,433	437,088
Vonage Holdings Corp. (I)	56,448	369,170
Windstream Holdings, Inc. (L)	55,771	216,391
		4,067,558
Wireless telecommunication services - 0.1%
Boingo Wireless, Inc. (I)	10,985	164,336
Shenandoah Telecommunications Company	13,364	410,275

The accompanying notes are an integral part of the financial statements.

165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Wireless telecommunication services (continued)
Spok Holdings, Inc.	6,736	$119,227
		693,838
		4,761,396
Utilities - 3.6%
Electric utilities - 1.1%
ALLETE, Inc.	14,312	1,025,884
El Paso Electric Company	11,491	594,085
IDACORP, Inc.	14,119	1,205,057
MGE Energy, Inc.	9,967	641,376
Otter Tail Corp.	11,415	452,034
PNM Resources, Inc.	22,371	855,691
Portland General Electric Company	24,875	1,136,539
Spark Energy, Inc., Class A (L)	3,781	71,083
		5,981,749
Gas utilities - 1.2%
Chesapeake Utilities Corp.	4,521	338,849
Delta Natural Gas Company, Inc.	2,095	63,835
New Jersey Resources Corp.	23,949	950,775
Northwest Natural Gas Company	7,959	476,346
ONE Gas, Inc.	14,285	997,236
RGC Resources, Inc. (L)	2,655	75,216
South Jersey Industries, Inc.	22,572	771,285
Southwest Gas Holdings, Inc.	13,289	970,894
Spire, Inc.	12,985	905,704
WGL Holdings, Inc.	14,173	1,182,453
		6,732,593
Independent power and renewable electricity producers - 0.4%
Atlantic Power Corp. (I)	40,542	97,301
Dynegy, Inc. (I)	32,429	268,188
NRG Yield, Inc., Class A	10,864	185,340
NRG Yield, Inc., Class C	17,804	313,350
Ormat Technologies, Inc.	11,249	660,091
Pattern Energy Group, Inc.	20,689	493,226
TerraForm Global, Inc., Class A (I)	27,623	139,496
TerraForm Power, Inc., Class A (I)(L)	23,117	277,404
		2,434,396
Multi-utilities - 0.5%
Avista Corp.	17,710	751,967
Black Hills Corp.	15,047	1,015,221
NorthWestern Corp.	13,380	816,448
Unitil Corp.	4,178	201,839
		2,785,475
Water utilities - 0.4%
American States Water Company	10,283	487,517
AquaVenture Holdings, Ltd. (I)(L)	3,915	59,625
Artesian Resources Corp., Class A	2,676	100,725
Cadiz, Inc. (I)(L)	7,208	97,308
California Water Service Group	13,679	503,387
Connecticut Water Service, Inc.	3,343	185,570
Consolidated Water Company, Ltd.	6,289	77,984

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Water utilities (continued)
Middlesex Water Company	4,884	$193,406
Pure Cycle Corp. (I)	7,789	60,365
SJW Group	4,849	238,474
The York Water Company	4,134	144,070
		2,148,431
		20,082,644
TOTAL COMMON STOCKS (Cost $403,127,735)		$548,910,080

WARRANTS - 0.0%
Education Management Corp. (Expiration Date: 01/05/2022) (I)(N)	7,794	22
Imperial Holdings, Ltd. (Expiration Date: 04/11/2019) (I)(N)	1,261	4
TOTAL WARRANTS (Cost $0)		$26

SECURITIES LENDING COLLATERAL - 8.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	4,936,499	49,394,116
TOTAL SECURITIES LENDING COLLATERAL (Cost $49,396,929)		$49,394,116

SHORT-TERM INVESTMENTS - 2.9%
Repurchase agreement - 2.9%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $16,590,470 on 07/03/2017, collateralized by $17,280,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $16,925,414, including interest)	$16,590,000	16,590,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,590,000)		$16,590,000
Total Investments (Small Cap Index Trust) (Cost $469,114,664) - 108.7%		$614,894,222
Other assets and liabilities, net - (8.7%)		(49,292,800)
TOTAL NET ASSETS - 100.0%		$565,601,422

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

166

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 Mini Index Futures	264	Long	Sep 2017	$18,884,930	$18,668,760	$(216,170)
						$(216,170)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

167

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.0%
Consumer discretionary - 13.9%
Auto components - 1.7%
Adient PLC	3,846	$251,451
American Axle & Manufacturing Holdings, Inc. (I)	4,085	63,726
Cooper Tire & Rubber Company (L)	32,164	1,161,120
Cooper-Standard Holdings, Inc. (I)	1,311	132,241
Dana, Inc.	3,541	79,071
Gentex Corp.	15,707	297,962
Gentherm, Inc. (I)	866	33,601
Modine Manufacturing Company (I)	6,862	113,566
Motorcar Parts of America, Inc. (I)	1,585	44,760
Shiloh Industries, Inc. (I)	1,515	17,786
Standard Motor Products, Inc.	3,063	159,950
Stoneridge, Inc. (I)	739	11,388
Strattec Security Corp.	924	32,710
Superior Industries International, Inc.	3,067	63,027
Tower International, Inc.	1,403	31,497
Visteon Corp. (I)	11,862	1,210,636
VOXX International Corp. (I)	3,131	25,674
		3,730,166
Automobiles - 0.0%
Winnebago Industries, Inc.	1,336	46,760
Distributors - 0.0%
Core-Mark Holding Company, Inc.	1,227	40,565
Weyco Group, Inc.	1,316	36,690
		77,255
Diversified consumer services - 0.9%
Adtalem Global Education, Inc.	5,378	204,095
American Public Education, Inc. (I)	1,028	24,312
Ascent Capital Group, Inc., Class A (I)	3,168	48,660
Bridgepoint Education, Inc. (I)	3,463	51,114
Career Education Corp. (I)	4,803	46,109
Carriage Services, Inc.	1,797	48,447
Graham Holdings Company, Class B	516	309,419
Houghton Mifflin Harcourt Company (I)	4,721	58,068
K12, Inc. (I)	3,438	61,609
Lincoln Educational Services Corp. (I)	1,100	3,410
Regis Corp. (I)	4,970	51,042
ServiceMaster Global Holdings, Inc. (I)	28,269	1,107,862
Universal Technical Institute, Inc. (I)	3,087	11,021
		2,025,168
Hotels, restaurants and leisure - 3.0%
Ark Restaurants Corp.	64	1,559
Belmond, Ltd., Class A (I)	11,516	153,163
Biglari Holdings, Inc. (I)	1	400
Boyd Gaming Corp.	58,659	1,455,330
Carrols Restaurant Group, Inc. (I)	1,688	20,678
Chuy’s Holdings, Inc. (I)	756	17,690
Del Frisco’s Restaurant Group, Inc. (I)	1,609	25,905
Del Taco Restaurants, Inc. (I)	2,438	33,523
Dover Motorsports, Inc.	400	840
El Pollo Loco Holdings, Inc. (I)(L)	1,424	19,722
Fiesta Restaurant Group, Inc. (I)	1,348	27,836
ILG, Inc.	9,821	269,979

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
International Game Technology PLC	16,628	$304,292
International Speedway Corp., Class A	804	30,190
Intrawest Resorts Holdings, Inc. (I)	833	19,775
La Quinta Holdings, Inc. (I)	4,600	67,942
Luby’s, Inc. (I)	6,251	17,565
Marriott Vacations Worldwide Corp.	2,742	322,871
Monarch Casino & Resort, Inc. (I)	1,278	38,660
Papa John’s International, Inc.	14,548	1,043,964
Penn National Gaming, Inc. (I)	51,851	1,109,611
Potbelly Corp. (I)	2,073	23,840
RCI Hospitality Holdings, Inc.	2,439	58,146
Red Lion Hotels Corp. (I)	3,000	22,050
Red Robin Gourmet Burgers, Inc. (I)	1,300	84,825
Ruby Tuesday, Inc. (I)	9,400	18,894
Speedway Motorsports, Inc.	5,924	108,231
The Marcus Corp.	3,316	100,143
The Wendy’s Company	70,206	1,088,895
		6,486,519
Household durables - 3.1%
AV Homes, Inc. (I)	1,798	36,050
Bassett Furniture Industries, Inc.	2,333	88,537
Beazer Homes USA, Inc. (I)	47,832	656,255
CalAtlantic Group, Inc.	9,544	337,380
Cavco Industries, Inc. (I)	606	78,568
Century Communities, Inc. (I)	549	13,615
CSS Industries, Inc.	976	25,532
Emerson Radio Corp. (I)	4,869	6,817
Ethan Allen Interiors, Inc.	1,706	55,104
Flexsteel Industries, Inc.	1,750	94,693
Helen of Troy, Ltd. (I)	14,114	1,328,127
Hooker Furniture Corp.	2,555	105,138
KB Home	3,889	93,219
La-Z-Boy, Inc.	42,787	1,390,578
Libbey, Inc.	1,103	8,890
Lifetime Brands, Inc.	2,931	53,198
M/I Homes, Inc. (I)	2,195	62,667
MDC Holdings, Inc.	4,439	156,830
Meritage Homes Corp. (I)	3,432	144,830
NACCO Industries, Inc., Class A	700	49,595
PICO Holdings, Inc. (I)	2,493	43,628
PulteGroup, Inc.	31,820	780,545
Taylor Morrison Home Corp., Class A (I)	1,532	36,783
Toll Brothers, Inc.	15,015	593,243
TopBuild Corp. (I)	2,306	122,379
TRI Pointe Group, Inc. (I)	16,198	213,652
William Lyon Homes, Class A (I)(L)	2,694	65,033
		6,640,886
Internet and direct marketing retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	3,234	31,532
FTD Companies, Inc. (I)	1,934	38,680
Liberty TripAdvisor Holdings, Inc., Class A (I)	4,522	52,455

The accompanying notes are an integral part of the financial statements.

168

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Overstock.com, Inc. (I)	1,209	$19,707
Shutterfly, Inc. (I)	532	25,270
		167,644
Leisure products - 0.2%
Callaway Golf Company	9,628	123,046
Escalade, Inc.	3,529	46,230
JAKKS Pacific, Inc. (I)(L)	2,278	9,112
Johnson Outdoors, Inc., Class A	2,170	104,616
Vista Outdoor, Inc. (I)	2,997	67,462
		350,466
Media - 1.1%
A.H. Belo Corp., Class A	4,238	23,309
AMC Entertainment Holdings, Inc., Class A	4,473	101,761
Ballantyne Strong, Inc. (I)	1,114	7,464
Beasley Broadcast Group, Inc., Class A	502	4,920
Entercom Communications Corp., Class A (L)	5,660	58,581
Entravision Communications Corp., Class A	2,100	13,860
Gannett Company, Inc.	8,543	74,495
Global Eagle Entertainment, Inc. (I)(L)	1,300	4,628
Gray Television, Inc. (I)	7,587	103,942
Harte-Hanks, Inc. (I)	8,315	8,564
IMAX Corp. (I)	1,219	26,818
John Wiley & Sons, Inc., Class A	1,806	95,267
Media General, Inc. (I)	292	599
Meredith Corp.	3,097	184,117
New Media Investment Group, Inc.	2,560	34,509
News Corp., Class A	18,716	256,409
News Corp., Class B	9,172	129,784
Nexstar Media Group, Inc., Class A	1,392	83,242
Reading International, Inc., Class A (I)	1,100	17,743
Salem Media Group, Inc.	4,439	31,517
Scholastic Corp.	2,233	97,336
TEGNA, Inc.	19,139	275,793
The EW Scripps Company, Class A (I)	5,843	104,064
The Madison Square Garden Company, Class A (I)	1,116	219,740
The New York Times Company, Class A	10,713	189,620
Time, Inc.	7,065	101,383
Tribune Media Company, Class A	1,811	73,834
Urban One, Inc. (I)	2,400	5,400
		2,328,699
Multiline retail - 0.5%
Dillard’s, Inc., Class A (L)	3,429	197,819
Fred’s, Inc., Class A (L)	2,000	18,460
J.C. Penney Company, Inc. (I)(L)	23,315	108,415
Kohl’s Corp. (L)	13,037	504,141
Macy’s, Inc.	9,384	218,084
Tuesday Morning Corp. (I)(L)	2,100	3,990
		1,050,909

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail - 2.9%
Aaron’s, Inc.	6,727	$261,680
Abercrombie & Fitch Company, Class A	5,916	73,595
America’s Car-Mart, Inc. (I)(L)	1,063	41,351
American Eagle Outfitters, Inc.	66,600	802,530
Ascena Retail Group, Inc. (I)(L)	11,786	25,340
AutoNation, Inc. (I)	8,182	344,953
Barnes & Noble Education, Inc. (I)	6,174	65,630
Barnes & Noble, Inc.	6,995	53,162
Bed Bath & Beyond, Inc.	4,905	149,112
Big 5 Sporting Goods Corp. (L)	2,004	26,152
Build-A-Bear Workshop, Inc. (I)	2,470	25,812
Caleres, Inc.	5,467	151,873
Chico’s FAS, Inc.	5,897	55,550
Christopher & Banks Corp. (I)	488	639
Citi Trends, Inc.	3,192	67,734
Conn’s, Inc. (I)	76	1,452
Dick’s Sporting Goods, Inc.	2,599	103,518
DSW, Inc., Class A	6,370	112,749
Express, Inc. (I)	3,676	24,813
GameStop Corp., Class A (L)	10,093	218,110
Genesco, Inc. (I)	2,034	68,953
Group 1 Automotive, Inc.	2,247	142,280
Guess?, Inc.	6,368	81,383
Haverty Furniture Companies, Inc.	1,920	48,192
Hibbett Sports, Inc. (I)(L)	1,307	27,120
Lithia Motors, Inc., Class A	767	72,274
MarineMax, Inc. (I)	3,599	70,360
Monro Muffler Brake, Inc.	1,197	49,975
New York & Company, Inc. (I)	5,638	7,780
Office Depot, Inc.	33,557	189,261
Party City Holdco, Inc. (I)(L)	633	9,906
Penske Automotive Group, Inc.	8,306	364,716
Perfumania Holdings, Inc. (I)	848	1,442
Pier 1 Imports, Inc.	6,713	34,840
Rent-A-Center, Inc. (L)	4,889	57,299
Sally Beauty Holdings, Inc. (I)	31,378	635,405
Shoe Carnival, Inc.	2,051	42,825
Signet Jewelers, Ltd. (L)	1,872	118,385
Sonic Automotive, Inc., Class A	1,811	35,224
Stage Stores, Inc. (L)	5,877	12,224
Staples, Inc.	51,175	515,332
Tandy Leather Factory, Inc. (I)	1,690	15,041
The Cato Corp., Class A	1,957	34,424
The Finish Line, Inc., Class A	3,829	54,257
The Michaels Companies, Inc. (I)	46,960	869,699
Tilly’s, Inc., Class A	712	7,227
Trans World Entertainment Corp. (I)	6,243	10,301
Urban Outfitters, Inc. (I)	5,172	95,889
Vitamin Shoppe, Inc. (I)	1,983	23,102
West Marine, Inc.	5,421	69,660
Zumiez, Inc. (I)	2,122	26,207
		6,396,738

The accompanying notes are an integral part of the financial statements.

169

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Textiles, apparel and luxury goods - 0.4%
Crocs, Inc. (I)	4,206	$32,428
Culp, Inc.	334	10,855
Deckers Outdoor Corp. (I)	2,831	193,244
Delta Apparel, Inc. (I)	500	11,090
Fossil Group, Inc. (I)(L)	1,707	17,667
G-III Apparel Group, Ltd. (I)	2,651	66,142
Iconix Brand Group, Inc. (I)	5,365	37,072
Lakeland Industries, Inc. (I)	1,110	16,095
Michael Kors Holdings, Ltd. (I)	1,175	42,594
Movado Group, Inc.	1,758	44,390
Oxford Industries, Inc.	646	40,369
Perry Ellis International, Inc. (I)	2,088	40,632
Ralph Lauren Corp.	1,055	77,859
Rocky Brands, Inc.	1,478	19,879
Superior Uniform Group, Inc.	663	14,818
Unifi, Inc. (I)	2,910	89,628
Vera Bradley, Inc. (I)	518	5,066
Wolverine World Wide, Inc.	6,487	181,701
		941,529
		30,242,739
Consumer staples - 2.3%
Beverages - 0.0%
Craft Brew Alliance, Inc. (I)	2,909	49,017
Food and staples retailing - 0.3%
Ingles Markets, Inc., Class A	2,495	83,084
Performance Food Group Company (I)	2,193	60,088
Smart & Final Stores, Inc. (I)	429	3,904
SpartanNash Company	4,194	108,876
SUPERVALU, Inc. (I)	7,864	25,873
The Andersons, Inc.	3,784	129,224
The Chefs’ Warehouse, Inc. (I)	1,493	19,409
United Natural Foods, Inc. (I)	3,818	140,121
Village Super Market, Inc., Class A	685	17,755
Weis Markets, Inc.	3,071	149,619
		737,953
Food products - 1.7%
Alico, Inc.	341	10,673
Cal-Maine Foods, Inc. (I)(L)	300	11,880
Darling Ingredients, Inc. (I)	13,547	213,230
Dean Foods Company	8,717	148,189
Farmer Brothers Company (I)	1,069	32,337
Flowers Foods, Inc.	605	10,473
Fresh Del Monte Produce, Inc.	3,135	159,603
Hostess Brands, Inc. (I)	1,839	29,608
John B. Sanfilippo & Son, Inc.	1,542	97,316
Landec Corp. (I)	3,130	46,481
Limoneira Company	199	4,702
Omega Protein Corp.	3,135	56,117
Pinnacle Foods, Inc.	17,781	1,056,191
Post Holdings, Inc. (I)	4,039	313,628
Sanderson Farms, Inc.	2,059	238,123
Seaboard Corp.	58	231,710

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
Seneca Foods Corp., Class A (I)	1,409	$43,749
Snyder’s-Lance, Inc.	1,332	46,114
TreeHouse Foods, Inc. (I)(L)	11,290	922,280
		3,672,404
Household products - 0.1%
Central Garden & Pet Company (I)(L)	2,553	81,160
Central Garden & Pet Company, Class A (I)	5,943	178,409
Oil-Dri Corp. of America	531	22,307
Orchids Paper Products Company (L)	1,176	15,229
		297,105
Personal products - 0.1%
Inter Parfums, Inc.	1,604	58,787
Mannatech, Inc.	276	4,388
Natural Alternatives International, Inc. (I)	200	2,000
Nutraceutical International Corp.	1,493	62,183
		127,358
Tobacco - 0.1%
Universal Corp.	2,175	140,723
		5,024,560
Energy - 6.1%
Energy equipment and services - 2.2%
Archrock, Inc.	12,331	140,573
Atwood Oceanics, Inc. (I)(L)	6,364	51,867
Basic Energy Services, Inc. (I)(L)	537	13,371
Bristow Group, Inc. (L)	4,775	36,529
CARBO Ceramics, Inc. (I)	883	6,049
Dawson Geophysical Company (I)	3,760	14,739
Dril-Quip, Inc. (I)	3,610	176,168
ENGlobal Corp. (I)	4,600	5,980
Ensco PLC, Class A	11,434	58,999
Era Group, Inc. (I)	4,560	43,138
Exterran Corp. (I)	4,737	126,478
Forum Energy Technologies, Inc. (I)	60,469	943,316
Geospace Technologies Corp. (I)	516	7,136
Gulf Island Fabrication, Inc.	3,019	35,020
Helix Energy Solutions Group, Inc. (I)	14,129	79,688
Helmerich & Payne, Inc. (L)	7,617	413,908
Hornbeck Offshore Services, Inc. (I)(L)	5,300	14,999
Matrix Service Company (I)	2,731	25,535
McDermott International, Inc. (I)	21,949	157,374
Mitcham Industries, Inc. (I)	2,431	9,675
Nabors Industries, Ltd.	23,481	191,135
Natural Gas Services Group, Inc. (I)	2,620	65,107
Newpark Resources, Inc. (I)	12,359	90,839
Noble Corp. PLC	17,780	64,364
Oceaneering International, Inc.	8,109	185,210
Oil States International, Inc. (I)	4,041	109,713
Pacific Drilling SA (I)(L)	3,449	5,898
Parker Drilling Company (I)	22,288	30,089
Patterson-UTI Energy, Inc.	8,598	173,594

The accompanying notes are an integral part of the financial statements.

170

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Energy equipment and services (continued)
PHI, Inc. (I)	2,850	$27,816
PHI, Inc. (I)	443	4,519
Pioneer Energy Services Corp. (I)	7,371	15,111
RigNet, Inc. (I)	208	3,338
Rowan Companies PLC, Class A (I)	12,998	133,100
SEACOR Holdings, Inc. (I)	2,419	82,972
SEACOR Marine Holdings, Inc. (I)	2,432	49,516
Superior Energy Services, Inc. (I)	70,568	736,024
Tesco Corp. (I)	9,436	41,990
TETRA Technologies, Inc. (I)	4,581	12,781
Transocean, Ltd. (I)(L)	33,709	277,425
Unit Corp. (I)	6,259	117,231
		4,778,314
Oil, gas and consumable fuels - 3.9%
Adams Resources & Energy, Inc.	724	29,742
Alon USA Energy, Inc.	7,477	99,594
Antero Resources Corp. (I)	10,181	220,011
Bill Barrett Corp. (I)	4,721	14,493
Callon Petroleum Company (I)	11,557	122,620
Clean Energy Fuels Corp. (I)	2,465	6,261
Cloud Peak Energy, Inc. (I)	3,741	13,206
CONSOL Energy, Inc. (I)	18,164	271,370
Contango Oil & Gas Company (I)	3,786	25,139
CVR Energy, Inc. (L)	2,759	60,036
Delek US Holdings, Inc.	6,414	169,586
DHT Holdings, Inc.	3,733	15,492
Dorian LPG, Ltd. (I)	1,618	13,235
Eclipse Resources Corp. (I)	5,073	14,509
Energen Corp. (I)	21,925	1,082,437
EnLink Midstream LLC	2,543	44,757
GasLog, Ltd. (L)	1,604	24,461
Green Plains, Inc.	5,268	108,257
Gulfport Energy Corp. (I)	6,115	90,196
HollyFrontier Corp.	15,221	418,121
International Seaways, Inc. (I)	286	6,198
Matador Resources Company (I)(L)	3,573	76,355
Murphy Oil Corp.	14,395	368,944
Newfield Exploration Company (I)	28,016	797,335
Noble Energy, Inc.	2,912	82,410
Oasis Petroleum, Inc. (I)	18,941	152,475
Overseas Shipholding Group, Inc., Class A (I)	861	2,290
Pacific Ethanol, Inc. (I)	2,656	16,600
Panhandle Oil and Gas, Inc., Class A	557	12,867
Par Pacific Holdings, Inc. (I)	703	12,682
Parsley Energy, Inc., Class A (I)	28,986	804,362
PBF Energy, Inc., Class A (L)	9,324	207,552
PDC Energy, Inc. (I)	4,882	210,463
QEP Resources, Inc. (I)	7,773	78,507
Range Resources Corp.	10,038	232,580
Renewable Energy Group, Inc. (I)	4,097	53,056
REX American Resources Corp. (I)	129	12,456
Rice Energy, Inc. (I)	12,586	335,165

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
RSP Permian, Inc. (I)	43,041	$1,388,933
SandRidge Energy, Inc. (I)(L)	1,142	19,654
Scorpio Tankers, Inc.	16,932	67,220
SemGroup Corp., Class A	3,417	92,259
Ship Finance International, Ltd. (L)	1,300	17,680
SM Energy Company	4,499	74,368
SRC Energy, Inc. (I)	5,187	34,909
Targa Resources Corp.	525	23,730
Teekay Corp. (L)	286	1,908
Teekay Tankers, Ltd., Class A	9,278	17,418
Whiting Petroleum Corp. (I)	19,212	105,858
World Fuel Services Corp.	3,341	128,461
WPX Energy, Inc. (I)	18,798	181,589
		8,459,807
		13,238,121
Financials - 23.0%
Banks - 11.5%
1st Source Corp.	2,392	114,672
American National Bankshares, Inc.	991	36,617
American River Bankshares	2,249	32,633
Arrow Financial Corp.	393	12,438
Associated Banc-Corp.	13,919	350,759
Banc of California, Inc. (L)	1,420	30,530
BancFirst Corp.	1,402	135,433
BancorpSouth, Inc.	2,714	82,777
Bank of Commerce Holdings (L)	3,606	39,846
Bank of the Ozarks, Inc.	25,478	1,194,154
BankUnited, Inc.	29,274	986,827
Banner Corp.	3,129	176,820
Bar Harbor Bankshares	2,109	64,999
BCB Bancorp, Inc. (L)	1,477	22,598
Berkshire Hills Bancorp, Inc.	3,493	122,779
Blue Hills Bancorp, Inc.	206	3,687
BOK Financial Corp.	1,108	93,216
Boston Private Financial Holdings, Inc.	7,971	122,355
Bridge Bancorp, Inc.	369	12,288
Brookline Bancorp, Inc.	7,510	109,646
Bryn Mawr Bank Corp.	1,969	83,683
C&F Financial Corp.	627	29,406
California First National Bancorp (L)	1,653	31,159
Camden National Corp.	1,722	73,891
Capital Bank Financial Corp., Class A	935	35,624
Capital City Bank Group, Inc.	1,865	38,083
Central Pacific Financial Corp.	2,960	93,151
Century Bancorp, Inc., Class A	836	53,170
Chemical Financial Corp.	3,971	192,236
Chemung Financial Corp.	966	39,490
CNB Financial Corp.	1,962	47,029
Columbia Banking System, Inc.	4,816	191,918
Community Bank System, Inc.	3,093	172,497
Community Trust Bancorp, Inc.	1,888	82,600
ConnectOne Bancorp, Inc.	577	13,011

The accompanying notes are an integral part of the financial statements.

171

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Customers Bancorp, Inc. (I)	900	$25,452
Enterprise Bancorp, Inc.	246	8,743
Enterprise Financial Services Corp.	1,453	59,282
Farmers Capital Bank Corp.	1,551	59,791
FCB Financial Holdings, Inc., Class A (I)	2,022	96,551
Fidelity Southern Corp.	3,081	70,432
Financial Institutions, Inc.	1,481	44,134
First Bancorp (NC)	2,056	64,271
First BanCorp (PR) (I)	30,569	176,995
First Bancorp, Inc.	1,769	47,869
First Busey Corp.	841	24,658
First Business Financial Services, Inc.	1,366	31,527
First Citizens BancShares, Inc., Class A	641	238,901
First Commonwealth Financial Corp.	10,189	129,197
First Community Bancshares, Inc.	2,201	60,197
First Connecticut Bancorp, Inc.	1,636	41,963
First Financial Bancorp	4,968	137,614
First Financial Corp.	1,128	53,354
First Financial Northwest, Inc.	1,100	17,743
First Foundation, Inc. (I)	522	8,576
First Interstate BancSystem, Inc., Class A	1,671	62,161
First Merchants Corp.	3,883	155,864
First Midwest Bancorp, Inc.	7,500	174,825
First Northwest Bancorp (I)	800	12,616
First South Bancorp, Inc.	1,628	26,927
Flushing Financial Corp.	3,421	96,438
FNB Corp.	18,182	257,457
Fulton Financial Corp.	15,664	297,616
Great Southern Bancorp, Inc.	1,329	71,102
Great Western Bancorp, Inc.	36,587	1,493,115
Guaranty Bancorp	1,984	53,965
Hancock Holding Company	7,019	343,931
Hanmi Financial Corp.	3,082	87,683
Heartland Financial USA, Inc.	2,428	114,359
Heritage Commerce Corp.	2,225	30,661
Heritage Financial Corp.	1,481	39,247
Hilltop Holdings, Inc.	6,466	169,474
HomeTrust Bancshares, Inc. (I)	560	13,664
Hope Bancorp, Inc.	11,326	211,230
Horizon Bancorp	2,166	57,074
IBERIABANK Corp.	19,369	1,578,574
Independent Bank Corp. (MA)	823	54,853
Independent Bank Corp. (MI)	206	4,481
Independent Bank Group, Inc.	760	45,220
International Bancshares Corp.	6,888	241,424
Investors Bancorp, Inc.	28,834	385,222
Lakeland Bancorp, Inc.	4,261	80,320
LegacyTexas Financial Group, Inc.	3,326	126,820
Macatawa Bank Corp.	5,091	48,568
MainSource Financial Group, Inc.	3,025	101,368
MB Financial, Inc.	5,207	229,316
MBT Financial Corp.	3,223	31,263
Mercantile Bank Corp.	1,266	39,854
MidSouth Bancorp, Inc. (L)	1,822	21,409

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
MidWestOne Financial Group, Inc.	1,343	$45,514
National Bank Holdings Corp., Class A	1,336	44,235
NBT Bancorp, Inc.	3,823	141,260
Northrim BanCorp, Inc.	1,530	46,512
Norwood Financial Corp. (L)	792	33,462
OFG Bancorp (L)	6,515	65,150
Old Line Bancshares, Inc.	601	16,936
Old National Bancorp	12,650	218,213
Old Second Bancorp, Inc.	2,721	31,428
Opus Bank	1,848	44,722
Pacific Continental Corp.	2,749	70,237
Pacific Mercantile Bancorp (I)	2,510	22,088
PacWest Bancorp	9,702	453,083
Park Sterling Corp.	7,487	88,946
Peapack Gladstone Financial Corp.	1,625	50,846
Penns Woods Bancorp, Inc.	792	32,615
People’s United Financial, Inc.	33,652	594,294
People’s Utah Bancorp	518	13,882
Peoples Bancorp, Inc.	2,153	69,176
Pinnacle Financial Partners, Inc.	18,860	1,184,386
Popular, Inc.	7,939	331,136
Premier Financial Bancorp, Inc.	2,257	46,517
Prosperity Bancshares, Inc.	6,185	397,324
QCR Holdings, Inc.	1,211	57,401
Renasant Corp.	4,029	176,228
Republic Bancorp, Inc., Class A	1,724	61,547
S&T Bancorp, Inc.	3,436	123,215
Sandy Spring Bancorp, Inc.	2,800	113,848
Seacoast Banking Corp. of Florida (I)	1,191	28,703
Shore Bancshares, Inc.	2,225	36,601
Sierra Bancorp	2,175	53,396
Simmons First National Corp., Class A	2,157	114,105
South State Corp.	1,579	135,320
Southern National Bancorp of Virginia, Inc.	3,850	67,767
Southside Bancshares, Inc.	939	32,805
Southwest Bancorp, Inc.	2,459	62,827
State Bank Financial Corp.	2,215	60,071
Stonegate Bank	307	14,177
Sun Bancorp, Inc.	743	18,315
Synovus Financial Corp.	32,833	1,452,532
TCF Financial Corp.	15,413	245,683
The Bancorp, Inc. (I)	4,825	36,574
The First of Long Island Corp.	420	12,012
Towne Bank	4,414	135,951
TriCo Bancshares	400	14,060
TriState Capital Holdings, Inc. (I)	709	17,867
Trustmark Corp.	6,295	202,447
Umpqua Holdings Corp.	20,754	381,043
Union Bankshares Corp.	4,542	153,974
United Bankshares, Inc.	4,340	170,128
United Community Banks, Inc.	5,084	141,335
Univest Corp. of Pennsylvania	2,460	73,677
Valley National Bancorp	20,233	238,952

The accompanying notes are an integral part of the financial statements.

172

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Washington Trust Bancorp, Inc.	444	$22,888
Webster Financial Corp.	27,257	1,423,361
WesBanco, Inc.	4,056	160,374
Western Alliance Bancorp (I)	27,865	1,370,958
Wintrust Financial Corp.	3,953	302,167
Zions Bancorporation	9,674	424,785
		25,256,429
Capital markets - 2.1%
Cowen, Inc. (I)	5,088	82,680
E*TRADE Financial Corp. (I)	38,697	1,471,647
GAIN Capital Holdings, Inc.	2,895	18,036
INTL. FCStone, Inc. (I)	1,705	64,381
Investment Technology Group, Inc.	2,461	52,272
KCG Holdings, Inc., Class A (I)	3,864	77,048
Lazard, Ltd., Class A	25,435	1,178,404
Legg Mason, Inc.	9,901	377,822
Oppenheimer Holdings, Inc., Class A	3,213	52,693
Piper Jaffray Companies	14,991	898,710
Safeguard Scientifics, Inc. (I)	1,331	15,839
Stifel Financial Corp. (I)	4,762	218,957
Waddell & Reed Financial, Inc., Class A (L)	2,483	46,879
		4,555,368
Consumer finance - 1.1%
Asta Funding, Inc. (I)	344	2,821
Encore Capital Group, Inc. (I)	2,320	93,148
Enova International, Inc. (I)	1,914	28,423
EZCORP, Inc., Class A (I)	3,087	23,770
FirstCash, Inc.	1,812	105,640
Green Dot Corp., Class A (I)	4,423	170,418
Navient Corp.	27,272	454,079
Nelnet, Inc., Class A	3,424	160,962
Nicholas Financial, Inc. (I)	75	692
PRA Group, Inc. (I)	1,191	45,139
Regional Management Corp. (I)	573	13,540
Santander Consumer USA Holdings, Inc. (I)	18,561	236,838
SLM Corp. (I)	94,271	1,084,117
		2,419,587
Diversified financial services - 0.1%
FNFV Group (I)	1,524	24,079
Marlin Business Services Corp.	1,698	42,705
NewStar Financial, Inc.	5,739	60,260
Voya Financial, Inc.	933	34,418
		161,462
Insurance - 6.7%
Allied World Assurance Company Holdings AG	9,438	499,270
Ambac Financial Group, Inc. (I)	1,536	26,650
American Equity Investment Life Holding Company	8,399	220,726

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
American Financial Group, Inc.	14,713	$1,462,031
American National Insurance Company	1,733	201,877
AmTrust Financial Services, Inc. (L)	2,614	39,576
Argo Group International Holdings, Ltd.	3,123	189,254
Aspen Insurance Holdings, Ltd.	28,141	1,402,829
Assurant, Inc.	6,119	634,479
Assured Guaranty, Ltd.	12,060	503,384
Axis Capital Holdings, Ltd.	8,729	564,417
Baldwin & Lyons, Inc., Class B	1,154	28,273
CNO Financial Group, Inc.	75,605	1,578,632
Donegal Group, Inc., Class A	2,876	45,728
EMC Insurance Group, Inc.	2,830	78,617
Employers Holdings, Inc.	2,717	114,929
Enstar Group, Ltd. (I)	779	154,748
FBL Financial Group, Inc., Class A	4,295	264,143
Federated National Holding Company	1,090	17,440
First American Financial Corp.	2,691	120,261
Genworth Financial, Inc., Class A (I)	14,291	53,877
Global Indemnity, Ltd. (I)	2,945	114,178
Greenlight Capital Re, Ltd., Class A (I)	2,616	54,674
Hallmark Financial Services, Inc. (I)	4,008	45,170
HCI Group, Inc. (L)	297	13,953
Heritage Insurance Holdings, Inc.	657	8,554
Horace Mann Educators Corp.	30,472	1,151,842
Independence Holding Company	3,740	76,483
Infinity Property & Casualty Corp.	441	41,454
Investors Title Company	189	36,560
James River Group Holdings, Ltd.	273	10,846
Kemper Corp.	5,415	209,019
Maiden Holdings, Ltd.	7,320	81,252
MBIA, Inc. (I)	12,961	122,222
National General Holdings Corp.	3,067	64,714
National Western Life Group, Inc., Class A	221	70,636
Old Republic International Corp.	20,494	400,248
OneBeacon Insurance Group, Ltd., Class A	889	16,206
ProAssurance Corp.	190	11,552
Reinsurance Group of America, Inc.	2,144	275,268
RenaissanceRe Holdings, Ltd.	3,865	537,428
Safety Insurance Group, Inc.	1,060	72,398
Selective Insurance Group, Inc.	5,508	275,675
State Auto Financial Corp.	4,187	107,732
State National Companies, Inc.	194	3,566
Stewart Information Services Corp.	2,162	98,112
The Hanover Insurance Group, Inc.	17,238	1,527,804
The Navigators Group, Inc.	3,786	207,851
United Fire Group, Inc.	2,597	114,424
Validus Holdings, Ltd.	7,341	381,512
White Mountains Insurance Group, Ltd.	310	269,275
		14,601,749
Thrifts and mortgage finance - 1.5%
ASB Bancorp, Inc. (I)(L)	799	35,116
Astoria Financial Corp.	16,177	325,967
Bank Mutual Corp.	8,251	75,497

The accompanying notes are an integral part of the financial statements.

173

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
BankFinancial Corp.	2,146	$32,018
Beneficial Bancorp, Inc. (I)	2,460	36,900
Capitol Federal Financial, Inc.	13,078	185,838
Clifton Bancorp, Inc.	686	11,340
Dime Community Bancshares, Inc.	3,601	70,580
ESSA Bancorp, Inc.	897	13,204
Federal Agricultural Mortgage Corp., Class C	1,163	75,246
First Defiance Financial Corp.	1,110	58,475
Flagstar Bancorp, Inc. (I)	5,241	161,528
Home Bancorp, Inc.	902	38,353
HomeStreet, Inc. (I)	1,732	47,933
HopFed Bancorp, Inc.	1,799	26,463
Kearny Financial Corp.	3,637	54,009
Meridian Bancorp, Inc.	1,625	27,463
Meta Financial Group, Inc.	965	85,885
New York Community Bancorp, Inc.	28,053	368,336
NMI Holdings, Inc., Class A (I)	1,287	14,736
Northfield Bancorp, Inc.	4,819	82,646
Northwest Bancshares, Inc.	8,845	138,070
OceanFirst Financial Corp.	703	19,065
Oritani Financial Corp.	4,658	79,419
PHH Corp. (I)	6,474	89,147
Provident Financial Holdings, Inc.	1,778	34,227
Provident Financial Services, Inc.	4,435	112,560
Prudential Bancorp, Inc.	1,696	30,799
Radian Group, Inc.	13,453	219,957
Riverview Bancorp, Inc. (L)	5,483	36,407
SI Financial Group, Inc.	2,433	39,171
Southern Missouri Bancorp, Inc.	1,012	32,647
Territorial Bancorp, Inc.	1,722	53,709
TierOne Corp. (I)	2,328	1
TrustCo Bank Corp.	9,134	70,789
United Community Financial Corp.	4,635	38,517
United Financial Bancorp, Inc.	4,950	82,616
Walker & Dunlop, Inc. (I)	1,536	75,003
Washington Federal, Inc.	2,236	74,235
Waterstone Financial, Inc.	3,099	58,416
Western New England Bancorp, Inc.	4,739	48,101
WSFS Financial Corp.	1,744	79,090
		3,239,479
		50,234,074
Health care - 8.4%
Biotechnology - 1.0%
Achillion Pharmaceuticals, Inc. (I)	5,485	25,176
Acorda Therapeutics, Inc. (I)	2,560	50,432
Adverum Biotechnologies, Inc. (I)	5,950	14,875
Aptevo Therapeutics, Inc. (I)	2,502	5,179
Chimerix, Inc. (I)	2,352	12,818
Emergent BioSolutions, Inc. (I)	2,728	92,506
Infinity Pharmaceuticals, Inc. (I)	5,250	8,243
Myriad Genetics, Inc. (I)	700	18,088

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Neurocrine Biosciences, Inc. (I)	21,373	$983,158
OPKO Health, Inc. (I)(L)	1,700	11,186
Otonomy, Inc. (I)	1,716	32,347
PDL BioPharma, Inc. (I)	6,910	17,068
Retrophin, Inc. (I)	34,351	666,066
United Therapeutics Corp. (I)	1,627	211,071
Zafgen, Inc. (I)	5,073	17,806
		2,166,019
Health care equipment and supplies - 2.4%
Analogic Corp.	1,049	76,210
AngioDynamics, Inc. (I)	6,177	100,129
Anika Therapeutics, Inc. (I)	234	11,546
CONMED Corp.	3,232	164,638
CryoLife, Inc. (I)	4,002	79,840
Exactech, Inc. (I)	1,446	43,091
Haemonetics Corp. (I)	2,060	81,349
Halyard Health, Inc. (I)	3,800	149,264
Hill-Rom Holdings, Inc.	15,376	1,224,083
Integer Holdings Corp. (I)	3,335	144,239
Invacare Corp.	3,396	44,827
Kewaunee Scientific Corp.	83	2,071
Lantheus Holdings, Inc. (I)	25,503	450,128
LivaNova PLC (I)(L)	1,786	109,321
MedCath Corp. (I)	3,806	1,903
Merit Medical Systems, Inc. (I)	4,579	174,689
Misonix, Inc. (I)	303	2,924
Natus Medical, Inc. (I)	1,013	37,785
Nevro Corp. (I)	12,160	905,069
Nuvectra Corp. (I)	1,111	14,754
OraSure Technologies, Inc. (I)	3,979	68,678
Orthofix International NV (I)	241	11,202
RTI Surgical, Inc. (I)	4,931	28,846
SeaSpine Holdings Corp. (I)	580	6,682
Surmodics, Inc. (I)	55	1,548
Wright Medical Group NV (I)	50,062	1,376,204
		5,311,020
Health care providers and services - 2.3%
Acadia Healthcare Company, Inc. (I)(L)	22,591	1,115,544
Aceto Corp.	2,914	45,021
Addus HomeCare Corp. (I)	1,724	64,133
Almost Family, Inc. (I)	1,286	79,282
Brookdale Senior Living, Inc. (I)	14,058	206,793
Community Health Systems, Inc. (I)	7,907	78,754
Cross Country Healthcare, Inc. (I)	2,734	35,296
Digirad Corp.	3,100	12,555
Envision Healthcare Corp. (I)	276	17,297
Five Star Senior Living, Inc. (I)	1,834	2,751
HealthEquity, Inc. (I)	4	199
Kindred Healthcare, Inc.	9,022	105,106
LHC Group, Inc. (I)	2,286	155,197
LifePoint Health, Inc. (I)	4,269	286,663
Magellan Health, Inc. (I)	2,490	181,521

The accompanying notes are an integral part of the financial statements.

174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
MEDNAX, Inc. (I)	862	$52,039
Molina Healthcare, Inc. (I)	4,898	338,844
National HealthCare Corp.	2,084	146,172
Owens & Minor, Inc.	5,919	190,533
PharMerica Corp. (I)	4,058	106,523
Quorum Health Corp. (I)	2,853	11,840
Select Medical Holdings Corp. (I)	15,976	245,232
The Ensign Group, Inc.	1,260	27,430
The Providence Service Corp. (I)	722	36,540
Tivity Health, Inc. (I)	30,633	1,220,725
Triple-S Management Corp., Class B (I)	2,626	44,406
WellCare Health Plans, Inc. (I)	1,132	203,262
		5,009,658
Health care technology - 0.3%
Allscripts Healthcare Solutions, Inc. (I)	834	10,642
HealthStream, Inc. (I)	1,369	36,032
HMS Holdings Corp. (I)	33,103	612,406
Micron Solutions, Inc. (I)	200	780
Omnicell, Inc. (I)	831	35,816
		695,676
Life sciences tools and services - 0.7%
Cambrex Corp. (I)	19,364	1,156,999
Harvard Bioscience, Inc. (I)	6,562	16,733
Luminex Corp.	2,011	42,472
VWR Corp. (I)	6,007	198,291
		1,414,495
Pharmaceuticals - 1.7%
Amphastar Pharmaceuticals, Inc. (I)	2,759	49,276
ANI Pharmaceuticals, Inc. (I)	478	22,370
Cempra, Inc. (I)(L)	5,528	25,429
Cumberland Pharmaceuticals, Inc. (I)(L)	956	6,759
Depomed, Inc. (I)	2,796	30,029
Endo International PLC (I)	10,216	114,113
FRD Acquisition Company (I)	5,160	3,493
Horizon Pharma PLC (I)	7,586	90,046
Intra-Cellular Therapies, Inc. (I)	1,728	21,462
Mallinckrodt PLC (I)	6,663	298,569
Phibro Animal Health Corp., Class A	29,858	1,106,239
Prestige Brands Holdings, Inc. (I)	1,211	63,953
SciClone Pharmaceuticals, Inc. (I)	1,021	11,231
Supernus Pharmaceuticals, Inc. (I)	40,824	1,759,514
Taro Pharmaceutical Industries, Ltd. (I)	345	38,661
Tetraphase Pharmaceuticals, Inc. (I)	2,506	17,868
		3,659,012
		18,255,880
Industrials - 20.3%
Aerospace and defense - 2.1%
AAR Corp.	4,565	158,679
Aerovironment, Inc. (I)	547	20,895
BWX Technologies, Inc.	26,912	1,311,960
CPI Aerostructures, Inc. (I)	1,400	13,160

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace and defense (continued)
Cubic Corp.	2,425	$112,278
Curtiss-Wright Corp.	1,545	141,800
DigitalGlobe, Inc. (I)	5,538	184,415
Ducommun, Inc. (I)	2,274	71,813
Engility Holdings, Inc. (I)	2,470	70,148
Esterline Technologies Corp. (I)	2,214	209,887
KLX, Inc. (I)	4,664	233,200
Mercury Systems, Inc. (I)	5,422	228,212
Moog, Inc., Class A (I)	2,543	182,384
National Presto Industries, Inc. (L)	244	26,962
Orbital ATK, Inc.	12,981	1,276,811
SIFCO Industries, Inc. (I)	1,000	6,650
Sparton Corp. (I)	2,053	45,145
Teledyne Technologies, Inc. (I)	1,159	147,946
The KeyW Holding Corp. (I)(L)	1,918	17,933
Triumph Group, Inc.	4,181	132,120
Vectrus, Inc. (I)	325	10,504
Wesco Aircraft Holdings, Inc. (I)	7,177	77,870
		4,680,772
Air freight and logistics - 1.0%
Air Transport Services Group, Inc. (I)	7,899	172,040
Atlas Air Worldwide Holdings, Inc. (I)	3,290	171,574
Echo Global Logistics, Inc. (I)	1,157	23,024
Forward Air Corp.	22,955	1,223,042
Hub Group, Inc., Class A (I)	4,316	165,519
Radiant Logistics, Inc. (I)	1,875	10,088
XPO Logistics, Inc. (I)	6,402	413,761
		2,179,048
Airlines - 0.6%
Copa Holdings SA, Class A	1,394	163,098
JetBlue Airways Corp. (I)	27,591	629,903
SkyWest, Inc.	5,831	204,668
Spirit Airlines, Inc. (I)	4,337	224,006
		1,221,675
Building products - 1.8%
Apogee Enterprises, Inc.	22,478	1,277,650
Armstrong Flooring, Inc. (I)	1,155	20,755
CSW Industrials, Inc. (I)	371	14,339
Gibraltar Industries, Inc. (I)	4,144	147,734
Griffon Corp.	6,971	153,013
Insteel Industries, Inc.	1,989	65,577
Owens Corning	9,625	644,105
Quanex Building Products Corp.	3,929	83,098
Simpson Manufacturing Company, Inc.	4,345	189,920
Trex Company, Inc. (I)	15,228	1,030,326
Universal Forest Products, Inc.	2,142	187,018
USG Corp. (I)(L)	6,522	189,268
		4,002,803
Commercial services and supplies - 3.0%
ABM Industries, Inc.	32,684	1,357,040
ACCO Brands Corp. (I)	7,990	93,084

The accompanying notes are an integral part of the financial statements.

175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
Acme United Corp.	733	$20,964
ARC Document Solutions, Inc. (I)	3,098	12,888
Brady Corp., Class A	1,456	49,358
CECO Environmental Corp.	1,395	12,806
Clean Harbors, Inc. (I)	3,206	178,991
Ennis, Inc.	5,187	99,072
Essendant, Inc.	3,431	50,882
Heritage-Crystal Clean, Inc. (I)	1,877	29,844
InnerWorkings, Inc. (I)	3,056	35,450
Kimball International, Inc., Class B	1,245	20,779
Matthews International Corp., Class A	312	19,110
McGrath RentCorp	3,757	130,105
Mobile Mini, Inc.	33,230	991,916
NL Industries, Inc. (I)	3,260	22,983
Pitney Bowes, Inc.	44,618	673,732
SP Plus Corp. (I)	1,277	39,012
Steelcase, Inc., Class A	3,180	44,520
Team, Inc. (I)	24,028	563,457
Tetra Tech, Inc.	5,782	264,527
UniFirst Corp.	691	97,224
Viad Corp.	2,789	131,780
Virco Manufacturing Corp. (I)	1,200	6,420
VSE Corp.	2,134	95,987
Waste Connections, Inc.	22,571	1,453,992
		6,495,923
Construction and engineering - 2.3%
AECOM (I)	14,815	478,969
Aegion Corp. (I)	4,648	101,698
Ameresco, Inc., Class A (I)	6,918	53,269
Chicago Bridge & Iron Company NV (L)	3,567	70,377
Dycom Industries, Inc. (I)(L)	11,094	993,135
EMCOR Group, Inc.	1,527	99,835
Fluor Corp.	1,397	63,955
Granite Construction, Inc.	3,565	171,976
Great Lakes Dredge & Dock Corp. (I)	13,300	57,190
IES Holdings, Inc. (I)	237	4,302
Jacobs Engineering Group, Inc.	11,869	645,555
KBR, Inc.	4,221	64,244
Layne Christensen Company (I)	3,312	29,112
MasTec, Inc. (I)	5,535	249,905
MYR Group, Inc. (I)	2,443	75,782
Northwest Pipe Company (I)	1,706	27,740
NV5 Global, Inc. (I)	290	12,325
Orion Group Holdings, Inc. (I)	4,263	31,845
Primoris Services Corp.	41,443	1,033,588
Quanta Services, Inc. (I)	14,425	474,871
Sterling Construction Company, Inc. (I)	3,771	49,287
Tutor Perini Corp. (I)	6,222	178,883
		4,967,843
Electrical equipment - 1.3%
Allied Motion Technologies, Inc.	600	16,332
AZZ, Inc.	840	46,872

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Electrical equipment (continued)
Babcock & Wilcox Enterprises, Inc. (I)	3,150	$37,044
Encore Wire Corp.	2,766	118,108
EnerSys	14,922	1,081,099
Generac Holdings, Inc. (I)	27,527	994,551
LSI Industries, Inc.	4,131	37,386
Powell Industries, Inc.	1,244	39,796
Preformed Line Products Company	984	45,677
Regal Beloit Corp.	3,866	315,272
Thermon Group Holdings, Inc. (I)	2,154	41,292
Ultralife Corp. (I)	1,984	14,285
		2,787,714
Industrial conglomerates - 0.1%
Carlisle Companies, Inc.	2,037	194,330
Raven Industries, Inc.	300	9,990
		204,320
Machinery - 4.0%
Actuant Corp., Class A	1,269	31,217
AGCO Corp.	6,818	459,465
Alamo Group, Inc.	1,644	149,292
Albany International Corp., Class A	31,965	1,706,931
American Railcar Industries, Inc. (L)	2,426	92,916
Astec Industries, Inc.	2,911	161,590
Barnes Group, Inc.	4,412	258,234
Briggs & Stratton Corp.	4,976	119,922
Chart Industries, Inc. (I)	3,324	115,443
CIRCOR International, Inc.	1,614	95,839
Colfax Corp. (I)	9,998	393,621
Columbus McKinnon Corp.	2,978	75,701
Commercial Vehicle Group, Inc. (I)	757	6,397
DMC Global, Inc.	960	12,576
Douglas Dynamics, Inc.	1,090	35,861
ESCO Technologies, Inc.	3,287	196,070
Federal Signal Corp.	6,669	115,774
Franklin Electric Company, Inc.	1,522	63,011
FreightCar America, Inc.	735	12,782
Gencor Industries, Inc. (I)	2,100	34,020
Graham Corp.	333	6,547
Hardinge, Inc.	1,500	18,630
Hurco Companies, Inc.	1,054	36,627
Hyster-Yale Materials Handling, Inc.	970	68,143
ITT, Inc.	4,186	168,193
Kadant, Inc.	218	16,394
Key Technology, Inc. (I)	641	8,814
LB Foster Company, Class A	1,699	36,444
Miller Industries, Inc.	2,106	52,334
Mueller Industries, Inc.	1,729	52,648
NN, Inc.	2,376	65,221
Oshkosh Corp.	2,400	165,312
Park-Ohio Holdings Corp.	749	28,537
Perma-Pipe International Holdings, Inc. (I)	1,100	8,800
Spartan Motors, Inc.	7,540	66,729
SPX Corp. (I)	58,468	1,471,055

The accompanying notes are an integral part of the financial statements.

176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
SPX FLOW, Inc. (I)	2,346	$86,520
Supreme Industries, Inc., Class A	3,651	60,059
Terex Corp.	7,822	293,325
The Eastern Company	1,471	44,204
The Greenbrier Companies, Inc. (L)	3,369	155,816
The LS Starrett Company, Class A	1,530	13,158
The Manitowoc Company, Inc. (I)	13,828	83,106
Titan International, Inc.	3,936	47,271
TriMas Corp. (I)	1,856	38,698
Trinity Industries, Inc.	15,485	434,045
Twin Disc, Inc. (I)(L)	1,650	26,631
Wabash National Corp. (L)	3,712	81,590
Watts Water Technologies, Inc., Class A	16,138	1,019,922
Welbilt, Inc. (I)	2,590	48,822
		8,840,257
Marine - 0.2%
Kirby Corp. (I)	5,111	341,670
Matson, Inc.	3,414	102,557
		444,227
Professional services - 1.1%
Acacia Research Corp. (I)	2,172	8,905
CBIZ, Inc. (I)	7,630	114,450
CDI Corp. (I)	4,408	25,787
CRA International, Inc.	1,771	64,323
Franklin Covey Company (I)	830	16,019
FTI Consulting, Inc. (I)	4,498	157,250
GP Strategies Corp. (I)	1,125	29,700
Heidrick & Struggles International, Inc.	2,683	58,355
Hill International, Inc. (I)	9,256	48,131
Huron Consulting Group, Inc. (I)	1,611	69,595
ICF International, Inc. (I)	2,805	132,116
Kelly Services, Inc., Class A	4,830	108,434
Korn/Ferry International	5,632	194,473
ManpowerGroup, Inc.	6,556	731,977
Mistras Group, Inc. (I)	1,232	27,067
Navigant Consulting, Inc. (I)	9,227	182,326
On Assignment, Inc. (I)	4,655	252,068
RCM Technologies, Inc. (I)	300	1,515
Resources Connection, Inc.	5,520	75,624
RPX Corp. (I)	4,949	69,039
TrueBlue, Inc. (I)	2,519	66,754
		2,433,908
Road and rail - 1.9%
AMERCO	894	327,258
ArcBest Corp.	3,836	79,022
Celadon Group, Inc. (L)	5,529	17,416
Covenant Transportation Group, Inc., Class A (I)	1,513	26,523
Genesee & Wyoming, Inc., Class A (I)	5,038	344,549
Hertz Global Holdings, Inc. (I)(L)	2,399	27,589
Marten Transport, Ltd.	5,968	163,523
Old Dominion Freight Line, Inc.	12,317	1,173,071

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Road and rail (continued)
P.A.M. Transportation Services, Inc. (I)	975	$18,476
Patriot Transportation Holding, Inc. (I)	450	8,042
Roadrunner Transportation Systems, Inc. (I)	2,098	15,252
Ryder System, Inc.	5,278	379,910
Saia, Inc. (I)	3,963	203,302
Swift Transportation Company (I)(L)	41,707	1,105,236
USA Truck, Inc. (I)	1,375	11,908
Werner Enterprises, Inc.	5,765	169,203
		4,070,280
Trading companies and distributors - 0.9%
Air Lease Corp.	10,421	389,329
Beacon Roofing Supply, Inc. (I)	898	44,002
BMC Stock Holdings, Inc. (I)	2,274	49,687
CAI International, Inc. (I)	3,456	81,562
DXP Enterprises, Inc. (I)	661	22,805
GATX Corp.	4,160	267,363
Houston Wire & Cable Company	3,039	15,955
Kaman Corp.	2,465	122,930
Lawson Products, Inc. (I)	591	13,091
NOW, Inc. (I)	9,114	146,553
Rush Enterprises, Inc., Class A (I)	3,243	120,575
Rush Enterprises, Inc., Class B (I)	3,566	129,838
Titan Machinery, Inc. (I)	2,816	50,632
Transcat, Inc. (I)	1,532	18,614
Triton International, Ltd.	5,250	175,560
Veritiv Corp. (I)	889	40,005
WESCO International, Inc. (I)	4,092	234,472
Willis Lease Finance Corp. (I)	406	10,852
		1,933,825
		44,262,595
Information technology - 15.8%
Communications equipment - 0.8%
ADTRAN, Inc.	5,269	108,805
Applied Optoelectronics, Inc. (I)(L)	669	41,338
ARRIS International PLC (I)	8,057	225,757
Black Box Corp.	2,530	21,632
Brocade Communications Systems, Inc.	23,452	295,730
Calix, Inc. (I)	5,847	40,052
Communications Systems, Inc.	1,800	7,794
Comtech Telecommunications Corp.	3,221	61,102
Digi International, Inc. (I)	4,813	48,852
EchoStar Corp., Class A (I)	4,430	268,901
Finisar Corp. (I)	7,321	190,200
Harmonic, Inc. (I)	4,356	22,869
Infinera Corp. (I)	1,166	12,441
NETGEAR, Inc. (I)	3,703	159,599
NetScout Systems, Inc. (I)	2,241	77,090
Optical Cable Corp. (I)	931	2,281
RELM Wireless Corp.	2,100	7,980
ShoreTel, Inc. (I)	3,159	18,322
TESSCO Technologies, Inc.	1,750	23,275

The accompanying notes are an integral part of the financial statements.

177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (I)	4,059	$42,741
		1,676,761
Electronic equipment, instruments and components - 6.2%
ADDvantage Technologies Group, Inc. (I)	428	689
Anixter International, Inc. (I)	2,372	185,490
Arrow Electronics, Inc. (I)	9,245	724,993
Avnet, Inc.	12,911	501,980
AVX Corp.	15,148	247,518
Bel Fuse, Inc., Class B	1,641	40,533
Belden, Inc.	14,420	1,087,701
Benchmark Electronics, Inc. (I)	5,463	176,455
Coherent, Inc. (I)	8,841	1,989,137
Control4 Corp. (I)	955	18,728
CTS Corp.	3,610	77,976
Daktronics, Inc.	3,929	37,836
Electro Scientific Industries, Inc. (I)	4,104	33,817
ePlus, Inc. (I)	1,724	127,748
Fabrinet (I)	3,520	150,163
FARO Technologies, Inc. (I)	838	31,676
FLIR Systems, Inc.	29,940	1,037,720
Frequency Electronics, Inc. (I)	1,783	17,010
II-VI, Inc. (I)	6,011	206,177
Insight Enterprises, Inc. (I)	4,260	170,357
Iteris, Inc. (I)	8,054	50,096
Jabil Circuit, Inc.	17,909	522,764
KEMET Corp. (I)	10,443	133,670
Key Tronic Corp. (I)	1,900	13,452
Kimball Electronics, Inc. (I)	5,006	90,358
Knowles Corp. (I)(L)	6,866	116,173
MTS Systems Corp.	201	10,412
Novanta, Inc. (I)	2,012	72,432
OSI Systems, Inc. (I)	1,504	113,026
PAR Technology Corp. (I)	3,132	26,716
Park Electrochemical Corp.	3,038	55,960
PC Connection, Inc.	3,952	106,941
PCM, Inc. (I)	3,055	57,281
Plexus Corp. (I)	3,089	162,389
Radisys Corp. (I)	5,279	19,849
RF Industries, Ltd.	120	222
Richardson Electronics, Ltd.	2,384	14,232
Rogers Corp. (I)	1,988	215,937
Sanmina Corp. (I)	8,341	317,792
ScanSource, Inc. (I)	2,542	102,443
SMTC Corp. (I)	490	637
SYNNEX Corp.	2,965	355,681
Systemax, Inc.	7,064	132,803
Tech Data Corp. (I)	15,770	1,592,770
TTM Technologies, Inc. (I)	21,096	366,227
VeriFone Systems, Inc. (I)	2,849	51,567
Vishay Intertechnology, Inc.	16,846	279,644
Vishay Precision Group, Inc. (I)	1,686	29,168

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Zebra Technologies Corp., Class A (I)	16,110	$1,619,377
		13,493,723
Internet software and services - 0.4%
Actua Corp. (I)	4,555	63,998
Bankrate, Inc. (I)	8,624	110,818
Bazaarvoice, Inc. (I)	1,732	8,573
Blucora, Inc. (I)	6,814	144,457
Cars.com, Inc. (I)(L)	6,379	169,873
DHI Group, Inc. (I)	5,212	14,854
Internap Corp. (I)(L)	3,547	13,017
Liquidity Services, Inc. (I)	1,691	10,738
LogMeIn, Inc.	1,581	165,215
Reis, Inc.	300	6,375
TechTarget, Inc. (I)	7,344	76,157
The Meet Group, Inc. (I)	2,642	13,342
XO Group, Inc. (I)	1,176	20,721
		818,138
IT services - 2.4%
Acxiom Corp. (I)	3,006	78,096
Blackhawk Network Holdings, Inc. (I)	1,234	53,802
CACI International, Inc., Class A (I)	1,477	184,699
Convergys Corp.	7,764	184,628
Euronet Worldwide, Inc. (I)	12,023	1,050,450
Everi Holdings, Inc. (I)	1,664	12,114
Genpact, Ltd.	37,928	1,055,536
Jack Henry & Associates, Inc.	13,319	1,383,445
Leidos Holdings, Inc.	295	15,249
Luxoft Holding, Inc. (I)	13,325	810,826
ManTech International Corp., Class A	2,961	122,526
ModusLink Global Solutions, Inc. (I)	216	369
NCI, Inc., Class A (I)	2,106	44,437
NeuStar, Inc., Class A (I)	500	16,675
Perficient, Inc. (I)	2,608	48,613
StarTek, Inc. (I)	3,143	38,470
Sykes Enterprises, Inc. (I)	6,144	206,008
Virtusa Corp. (I)	283	8,320
		5,314,263
Semiconductors and semiconductor equipment - 3.3%
Alpha & Omega Semiconductor, Ltd. (I)	4,513	75,232
Amkor Technology, Inc. (I)	19,605	191,541
Axcelis Technologies, Inc. (I)	4,415	92,494
AXT, Inc. (I)	4,229	26,854
Brooks Automation, Inc.	7,684	166,666
Cabot Microelectronics Corp.	1,513	111,705
Cohu, Inc.	4,192	65,982
Cree, Inc. (I)	8,435	207,923
Diodes, Inc. (I)	3,753	90,185
DSP Group, Inc. (I)	1,726	20,022
Entegris, Inc. (I)	6,851	150,379
First Solar, Inc. (I)(L)	4,858	193,737
FormFactor, Inc. (I)	1,299	16,108

The accompanying notes are an integral part of the financial statements.

178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
GSI Technology, Inc. (I)	3,507	$27,565
IXYS Corp. (I)	7,588	124,823
Kulicke & Soffa Industries, Inc. (I)	9,404	178,864
MACOM Technology Solutions Holdings, Inc. (I)	23,072	1,286,725
Marvell Technology Group, Ltd.	22,377	369,668
Microsemi Corp. (I)	31,085	1,454,778
MKS Instruments, Inc.	2,817	189,584
Nanometrics, Inc. (I)	1,358	34,344
NeoPhotonics Corp. (I)(L)	3,808	29,398
ON Semiconductor Corp. (I)	13,247	185,988
PDF Solutions, Inc. (I)	1,122	18,457
Photronics, Inc. (I)	10,302	96,839
Power Integrations, Inc.	8,237	600,477
Rambus, Inc. (I)	5,178	59,185
Rudolph Technologies, Inc. (I)	3,587	81,963
Sigma Designs, Inc. (I)	7,902	46,227
Synaptics, Inc. (I)	1,034	53,468
Ultra Clean Holdings, Inc. (I)	2,706	50,738
Veeco Instruments, Inc. (I)	1,969	54,837
Xcerra Corp. (I)	6,686	65,322
Xperi Corp.	26,492	789,462
		7,207,540
Software - 2.3%
Aware, Inc. (I)	2,160	11,124
Blackbaud, Inc.	17,831	1,529,008
EnerNOC, Inc. (I)	2,984	23,126
Monotype Imaging Holdings, Inc.	1,489	27,249
RealNetworks, Inc. (I)	3,943	17,073
Seachange International, Inc. (I)	5,428	14,438
Synchronoss Technologies, Inc. (I)	2,743	45,122
Take-Two Interactive Software, Inc. (I)	28,385	2,082,891
Telenav, Inc. (I)	3,350	27,135
The Rubicon Project, Inc. (I)	476	2,447
TiVo Corp.	6,381	119,006
VASCO Data Security International, Inc. (I)	932	13,374
Verint Systems, Inc. (I)	19,069	776,108
Zynga, Inc., Class A (I)	59,738	217,446
		4,905,547
Technology hardware, storage and peripherals - 0.4%
AstroNova, Inc.	1,439	18,851
Cray, Inc. (I)	25,814	474,978
Electronics For Imaging, Inc. (I)	5,466	258,979
Stratasys, Ltd. (I)	748	17,436
Super Micro Computer, Inc. (I)	4,794	118,172
Xerox Corp.	3,084	88,603
		977,019
		34,392,991

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials - 5.0%
Chemicals - 2.4%
A. Schulman, Inc.	1,860	$59,520
Albemarle Corp.	160	16,886
American Vanguard Corp.	2,118	36,536
Cabot Corp.	774	41,355
Calgon Carbon Corp.	3,192	48,199
CF Industries Holdings, Inc.	901	25,192
Chase Corp.	270	28,809
Core Molding Technologies, Inc. (I)	1,000	21,610
FutureFuel Corp.	4,276	64,525
Hawkins, Inc.	730	33,836
HB Fuller Company	4,299	219,722
Huntsman Corp.	4,571	118,115
Innophos Holdings, Inc.	1,309	57,387
Innospec, Inc.	1,994	130,707
Intrepid Potash, Inc. (I)(L)	5,049	11,411
KMG Chemicals, Inc.	1,101	53,586
Kraton Corp. (I)	3,085	106,247
LSB Industries, Inc. (I)(L)	567	5,857
Minerals Technologies, Inc.	18,510	1,354,932
Olin Corp.	2,016	61,044
Platform Specialty Products Corp. (I)	11,863	150,423
PolyOne Corp.	29,391	1,138,607
Sensient Technologies Corp.	13,363	1,076,122
Stepan Company	1,533	133,586
Trecora Resources (I)(L)	2,774	31,208
Tredegar Corp.	1,654	25,224
Tronox, Ltd., Class A	6,193	93,638
Westlake Chemical Corp.	2,644	175,059
		5,319,343
Construction materials - 0.5%
Eagle Materials, Inc.	10,403	961,445
United States Lime & Minerals, Inc.	686	53,830
		1,015,275
Containers and packaging - 0.8%
Graphic Packaging Holding Company	118,729	1,636,086
Greif, Inc., Class A	1,678	93,599
Greif, Inc., Class B	498	30,079
		1,759,764
Metals and mining - 0.9%
Allegheny Technologies, Inc. (L)	4,065	69,146
Ampco-Pittsburgh Corp.	1,644	24,249
Carpenter Technology Corp.	4,255	159,265
Century Aluminum Company (I)	9,525	148,400
Commercial Metals Company	2,820	54,793
Ferroglobe PLC	10,275	122,786
Friedman Industries, Inc.	1,511	8,582
Haynes International, Inc.	458	16,630
Hecla Mining Company	35,139	179,209
Materion Corp.	3,233	120,914
Olympic Steel, Inc.	2,383	46,421
Reliance Steel & Aluminum Company	7,223	525,907
Schnitzer Steel Industries, Inc., Class A	5,182	130,586

The accompanying notes are an integral part of the financial statements.

179

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Metals and mining (continued)
SunCoke Energy, Inc. (I)	6,433	$70,120
Synalloy Corp. (I)	2,039	23,143
TimkenSteel Corp. (I)(L)	2,689	41,330
United States Steel Corp. (L)	6,604	146,213
Universal Stainless & Alloy Products, Inc. (I)	1,562	30,459
Worthington Industries, Inc.	986	49,517
		1,967,670
Paper and forest products - 0.4%
Boise Cascade Company (I)	2,384	72,474
Clearwater Paper Corp. (I)	1,597	74,660
Domtar Corp.	7,237	278,046
KapStone Paper and Packaging Corp.	9,227	190,353
Mercer International, Inc.	10,058	115,667
PH Glatfelter Company	4,610	90,079
Resolute Forest Products, Inc. (I)	9,682	42,601
Schweitzer-Mauduit International, Inc.	1,971	73,380
		937,260
		10,999,312
Real estate - 2.1%
Equity real estate investment trusts - 1.4%
CubeSmart	42,297	1,016,820
Healthcare Trust of America, Inc., Class A	32,047	996,982
Highwoods Properties, Inc.	20,739	1,051,675
		3,065,477
Real estate management and development - 0.7%
Alexander & Baldwin, Inc.	4,565	188,900
Forestar Group, Inc. (I)	1,413	24,233
FRP Holdings, Inc. (I)	982	45,319
Griffin Industrial Realty, Inc.	892	27,982
Kennedy-Wilson Holdings, Inc.	45,146	860,031
RE/MAX Holdings, Inc., Class A	493	27,633
Realogy Holdings Corp.	9,825	318,821
Stratus Properties, Inc.	1,025	30,135
The St. Joe Company (I)	1,296	24,300
		1,547,354
		4,612,831
Telecommunication services - 1.0%
Diversified telecommunication services - 0.8%
ATN International, Inc.	1,524	104,303
Frontier Communications Corp. (L)	116,159	134,744
Hawaiian Telcom Holdco, Inc. (I)	1,868	46,681
IDT Corp., Class B	1,000	14,370
Iridium Communications, Inc. (I)(L)	129,848	1,434,820
Lumos Networks Corp. (I)	1,801	32,184
ORBCOMM, Inc. (I)	3,587	40,533
Windstream Holdings, Inc. (L)	6,907	26,799
		1,834,434

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Wireless telecommunication services - 0.2%
Spok Holdings, Inc.	3,863	$68,375
Telephone & Data Systems, Inc.	9,768	271,062
United States Cellular Corp. (I)	3,059	117,221
		456,658
		2,291,092
Utilities - 1.1%
Gas utilities - 0.7%
UGI Corp.	30,532	1,478,054
Independent power and renewable electricity producers - 0.4%
Calpine Corp. (I)	32,650	441,755
Dynegy, Inc. (I)	9,159	75,745
NRG Energy, Inc.	10,833	186,544
Ormat Technologies, Inc.	3,330	195,404
		899,448
Water utilities - 0.0%
Consolidated Water Company, Ltd.	3,558	44,119
		2,421,621
TOTAL COMMON STOCKS (Cost $182,477,009)		$215,975,816

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	934,318	9,348,694
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,348,981)		$9,348,694

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.8262% (Y)	477,602	477,602
TOTAL SHORT-TERM INVESTMENTS (Cost $477,602)		$477,602

Total Investments (Small Cap Opportunities Trust) (Cost $192,303,592) - 103.5%		$225,802,112
Other assets and liabilities, net - (3.5%)		(7,683,642)
TOTAL NET ASSETS - 100.0%		$218,118,470

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Consumer discretionary - 3.4%
Household durables - 1.8%
Helen of Troy, Ltd. (I)	48,870	$4,598,667
TRI Pointe Group, Inc. (I)	527,030	6,951,526
		11,550,193
Multiline retail - 0.8%
Fred’s, Inc., Class A (L)	601,572	5,552,510
Specialty retail - 0.8%
Stage Stores, Inc. (L)	317,309	660,003
The Cato Corp., Class A	255,906	4,501,387
		5,161,390
		22,264,093
Consumer staples - 3.9%
Beverages - 1.2%
C&C Group PLC	2,129,443	7,829,035
Food and staples retailing - 1.2%
Smart & Final Stores, Inc. (I)(L)	868,162	7,900,274
Food products - 1.5%
Cranswick PLC	256,056	9,357,803
Post Holdings, Inc. (I)	14,030	1,089,430
		10,447,233
		26,176,542
Energy - 4.2%
Energy equipment and services - 1.8%
Era Group, Inc. (I)	271,117	2,564,767
SEACOR Holdings, Inc. (I)	149,818	5,138,757
SEACOR Marine Holdings, Inc. (I)	159,458	3,246,565
Tesco Corp. (I)	326,398	1,452,471
		12,402,560
Oil, gas and consumable fuels - 2.4%
Diamondback Energy, Inc. (I)	11,466	1,018,295
Dorian LPG, Ltd. (I)(L)	454,500	3,717,810
Resolute Energy Corp. (I)(L)	150,930	4,493,186
RSP Permian, Inc. (I)	16,870	544,395
Scorpio Tankers, Inc.	1,516,670	6,021,180
		15,794,866
		28,197,426
Financials - 21.5%
Banks - 16.0%
1st Source Corp.	125,880	6,034,687
Banc of California, Inc. (L)	301,850	6,489,775
FCB Financial Holdings, Inc., Class A (I)	87,440	4,175,260
First Busey Corp.	272,423	7,987,442
First Midwest Bancorp, Inc.	637,211	14,853,388
Flushing Financial Corp.	297,996	8,400,507
Great Western Bancorp, Inc.	303,726	12,395,058
Hancock Holding Company	333,250	16,329,250
International Bancshares Corp.	424,454	14,877,113
MB Financial, Inc.	310,098	13,656,716
Webster Financial Corp.	25,720	1,343,098
		106,542,294

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets - 1.2%
Ares Capital Corp. (L)	36,876	$604,029
Solar Capital, Ltd.	325,964	7,128,833
		7,732,862
Insurance - 2.4%
Alleghany Corp. (I)	2,348	1,396,590
Assured Guaranty, Ltd.	19,290	805,165
Kemper Corp.	217,050	8,378,130
Reinsurance Group of America, Inc.	12,240	1,571,494
State National Companies, Inc.	132,471	2,434,817
White Mountains Insurance Group, Ltd.	1,320	1,146,592
		15,732,788
Thrifts and mortgage finance - 1.9%
Northwest Bancshares, Inc.	823,590	12,856,240
		142,864,184
Health care - 7.4%
Health care equipment and supplies - 3.9%
Haemonetics Corp. (I)	277,950	10,976,246
ICU Medical, Inc. (I)	52,366	9,033,135
Natus Medical, Inc. (I)	114,630	4,275,699
STERIS PLC	22,030	1,795,445
		26,080,525
Health care providers and services - 1.2%
CorVel Corp. (I)	134,840	6,398,158
Envision Healthcare Corp. (I)	19,140	1,199,504
		7,597,662
Health care technology - 1.7%
Allscripts Healthcare Solutions, Inc. (I)	897,127	11,447,341
Pharmaceuticals - 0.6%
Phibro Animal Health Corp., Class A	106,090	3,930,635
		49,056,163
Industrials - 32.0%
Aerospace and defense - 2.0%
Cubic Corp.	289,670	13,411,721
Air freight and logistics - 1.1%
Forward Air Corp.	142,120	7,572,154
Building products - 1.7%
Tyman PLC	2,390,219	11,046,641
Commercial services and supplies - 6.5%
ACCO Brands Corp. (I)	775,770	9,037,721
Clean Harbors, Inc. (I)	13,780	769,337
Essendant, Inc.	405,778	6,017,688
Matthews International Corp., Class A	183,520	11,240,600
SP Plus Corp. (I)	354,468	10,828,997
Steelcase, Inc., Class A	389,410	5,451,740
		43,346,083
Construction and engineering - 1.3%
Primoris Services Corp.	357,590	8,918,295

The accompanying notes are an integral part of the financial statements.

181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Electrical equipment - 2.0%
Babcock & Wilcox Enterprises, Inc. (I)	359,030	$4,222,193
Thermon Group Holdings, Inc. (I)	477,850	9,160,381
		13,382,574
Machinery - 11.1%
Albany International Corp., Class A	306,214	16,351,828
CIRCOR International, Inc.	137,832	8,184,464
ESCO Technologies, Inc.	241,592	14,410,963
Luxfer Holdings PLC, ADR	469,655	6,006,887
Mueller Industries, Inc.	503,860	15,342,537
TriMas Corp. (I)	632,601	13,189,731
		73,486,410
Professional services - 4.7%
FTI Consulting, Inc. (I)	315,615	11,033,900
Huron Consulting Group, Inc. (I)	182,911	7,901,755
ICF International, Inc. (I)	83,520	3,933,792
Mistras Group, Inc. (I)	364,103	7,999,343
		30,868,790
Trading companies and distributors - 1.6%
GATX Corp. (L)	164,440	10,568,559
		212,601,227
Information technology - 9.4%
Electronic equipment, instruments and components - 5.1%
Belden, Inc.	256,189	19,324,336
CTS Corp.	319,030	6,891,048
Keysight Technologies, Inc. (I)	32,220	1,254,325
ScanSource, Inc. (I)	155,860	6,281,158
		33,750,867
IT services - 3.0%
Forrester Research, Inc.	259,923	10,175,985
WNS Holdings, Ltd., ADR (I)	280,089	9,623,858
		19,799,843
Technology hardware, storage and peripherals - 1.3%
Diebold Nixdorf, Inc. (L)	321,240	8,994,720
		62,545,430
Materials - 6.8%
Chemicals - 2.2%
Orion Engineered Carbons SA	6,500	129,675
Sensient Technologies Corp.	179,280	14,437,418
		14,567,093
Containers and packaging - 2.1%
Greif, Inc., Class A	246,240	13,735,267
Paper and forest products - 2.5%
Deltic Timber Corp.	145,686	10,876,917
Neenah Paper, Inc.	76,160	6,111,840
		16,988,757
		45,291,117

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate - 6.2%
Equity real estate investment trusts - 6.2%
Corporate Office Properties Trust	237,427	$8,317,068
DiamondRock Hospitality Company	564,398	6,180,158
Education Realty Trust, Inc.	193,033	7,480,029
Ramco-Gershenson Properties Trust	730,900	9,428,610
Summit Hotel Properties, Inc.	520,159	9,700,965
		41,106,830
		41,106,830
Utilities - 2.3%
Electric utilities - 0.1%
Westar Energy, Inc.	8,780	465,516
Gas utilities - 2.2%
New Jersey Resources Corp.	122,208	4,851,658
Spire, Inc.	108,040	7,535,790
UGI Corp.	24,210	1,172,006
WGL Holdings, Inc.	10,710	893,535
		14,452,989
		14,918,505
TOTAL COMMON STOCKS (Cost $523,991,403)		$645,021,517

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	3,030,538	30,323,265
TOTAL SECURITIES LENDING COLLATERAL (Cost $30,324,010)		$30,323,265

SHORT-TERM INVESTMENTS - 2.7%
Repurchase agreement - 2.7%
Bank of America Tri-Party Repurchase Agreement dated 06/30/2017 at 1.090% to be repurchased at $18,301,662 on 07/03/2017, collateralized by $17,922,948 Government National Mortgage Association, 3.500% due 03/20/2047 (valued at $18,666,001, including interest)	$18,300,000	18,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,300,000)		$18,300,000
Total Investments (Small Cap Value Trust) (Cost $572,615,413) - 104.4%		$693,644,782
Other assets and liabilities, net - (4.4%)		(29,399,143)
TOTAL NET ASSETS - 100.0%		$664,245,639

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.7%
Consumer discretionary - 11.0%
Auto components - 0.7%
Visteon Corp. (I)	9,101	$928,848
Distributors - 1.1%
Pool Corp.	11,344	1,333,714
Hotels, restaurants and leisure - 4.1%
Dunkin’ Brands Group, Inc.	18,902	1,041,878
Jack in the Box, Inc.	8,801	866,899
Penn National Gaming, Inc. (I)	53,875	1,152,925
Texas Roadhouse, Inc.	21,260	1,083,197
The Wendy’s Company	64,498	1,000,364
		5,145,263
Household durables - 0.6%
CalAtlantic Group, Inc.	19,908	703,748
Leisure products - 0.9%
Brunswick Corp.	17,892	1,122,365
Media - 0.5%
IMAX Corp. (I)	25,533	561,726
Specialty retail - 1.1%
Five Below, Inc. (I)	19,291	952,397
Urban Outfitters, Inc. (I)(L)	24,564	455,417
		1,407,814
Textiles, apparel and luxury goods - 2.0%
Carter’s, Inc.	9,478	843,068
G-III Apparel Group, Ltd. (I)	23,831	594,583
Steven Madden, Ltd. (I)	26,163	1,045,212
		2,482,863
		13,686,341
Consumer staples - 1.6%
Beverages - 0.4%
The Boston Beer Company, Inc., Class A (I)	3,905	516,046
Food products - 1.2%
B&G Foods, Inc. (L)	16,461	586,012
Lancaster Colony Corp.	7,239	887,646
		1,473,658
		1,989,704
Energy - 3.7%
Energy equipment and services - 0.8%
Patterson-UTI Energy, Inc.	47,240	953,776
Oil, gas and consumable fuels - 2.9%
Centennial Resource Development, Inc., Class A (I)(L)	60,092	950,655
Energen Corp. (I)	20,209	997,718
Laredo Petroleum, Inc. (I)	62,210	654,449
Parsley Energy, Inc., Class A (I)	36,104	1,001,886
		3,604,708
		4,558,484

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 8.9%
Banks - 3.9%
BankUnited, Inc.	23,371	$787,836
Cathay General Bancorp	30,451	1,155,615
Cullen/Frost Bankers, Inc.	12,349	1,159,695
MB Financial, Inc.	24,436	1,076,161
Sterling Bancorp	30,602	711,497
		4,890,804
Capital markets - 2.8%
Evercore Partners, Inc., Class A	11,984	844,872
Financial Engines, Inc. (L)	22,357	818,266
MarketAxess Holdings, Inc.	6,048	1,216,254
WisdomTree Investments, Inc. (L)	52,133	530,193
		3,409,585
Insurance - 2.2%
American Equity Investment Life Holding Company	35,994	945,922
American Financial Group, Inc.	11,299	1,122,782
RLI Corp.	12,245	668,822
		2,737,526
		11,037,915
Health care - 23.0%
Biotechnology - 5.9%
ACADIA Pharmaceuticals, Inc. (I)	32,304	900,959
Agios Pharmaceuticals, Inc. (I)(L)	18,909	972,868
Exelixis, Inc. (I)	58,997	1,453,096
Halozyme Therapeutics, Inc. (I)(L)	86,206	1,105,161
Momenta Pharmaceuticals, Inc. (I)	55,123	931,579
Neurocrine Biosciences, Inc. (I)	19,808	911,168
Repligen Corp. (I)	24,153	1,000,900
		7,275,731
Health care equipment and supplies - 8.2%
Align Technology, Inc. (I)	7,895	1,185,197
Cantel Medical Corp.	12,145	946,217
DexCom, Inc. (I)(L)	12,567	919,276
Halyard Health, Inc. (I)	26,250	1,031,100
Hill-Rom Holdings, Inc.	13,300	1,058,813
ICU Medical, Inc. (I)	5,455	940,988
Integra LifeSciences Holdings Corp. (I)	20,997	1,144,546
Nevro Corp. (I)(L)	10,398	773,923
NuVasive, Inc. (I)	13,467	1,035,882
NxStage Medical, Inc. (I)	44,998	1,128,100
		10,164,042
Health care providers and services - 3.7%
Chemed Corp.	4,938	1,009,969
HealthEquity, Inc. (I)	31,690	1,579,113
HealthSouth Corp.	20,975	1,015,190
Select Medical Holdings Corp. (I)	60,863	934,247
		4,538,519
Health care technology - 0.8%
Evolent Health, Inc., Class A (I)(L)	37,429	948,825

The accompanying notes are an integral part of the financial statements.

183

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Life sciences tools and services - 2.2%
Bio-Techne Corp.	9,675	$1,136,813
Pacific Biosciences of California, Inc. (I)(L)	100,515	357,833
PerkinElmer, Inc.	18,356	1,250,778
		2,745,424
Pharmaceuticals - 2.2%
Catalent, Inc. (I)	26,148	917,795
Nektar Therapeutics (I)	52,275	1,021,976
Prestige Brands Holdings, Inc. (I)	16,119	851,244
		2,791,015
		28,463,556
Industrials - 15.6%
Aerospace and defense - 2.6%
BWX Technologies, Inc.	22,632	1,103,310
Orbital ATK, Inc.	10,370	1,019,993
TransDigm Group, Inc.	3,932	1,057,197
		3,180,500
Air freight and logistics - 0.8%
Forward Air Corp.	19,404	1,033,845
Building products - 1.8%
AO Smith Corp.	22,111	1,245,513
Masonite International Corp. (I)	13,651	1,030,651
		2,276,164
Commercial services and supplies - 2.1%
Pitney Bowes, Inc.	43,386	655,129
Steelcase, Inc., Class A	50,411	705,754
The Brink’s Company	18,203	1,219,601
		2,580,484
Electrical equipment - 0.9%
Acuity Brands, Inc. (L)	5,611	1,140,604
Machinery - 4.4%
ITT, Inc.	24,153	970,468
John Bean Technologies Corp.	12,824	1,256,752
Lincoln Electric Holdings, Inc.	11,491	1,058,206
The Timken Company	2,357	109,011
WABCO Holdings, Inc. (I)	7,543	961,808
Wabtec Corp. (L)	12,106	1,107,699
		5,463,944
Road and rail - 2.3%
Knight Transportation, Inc.	38,963	1,443,579
Old Dominion Freight Line, Inc.	14,242	1,356,408
		2,799,987
Trading companies and distributors - 0.7%
Watsco, Inc.	5,670	874,314
		19,349,842

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 28.1%
Electronic equipment, instruments and components - 5.2%
Cognex Corp.	14,618	$1,241,068
Littelfuse, Inc.	6,925	1,142,625
National Instruments Corp.	22,120	889,666
SYNNEX Corp.	7,112	853,151
Trimble, Inc. (I)	30,301	1,080,837
Zebra Technologies Corp., Class A (I)	13,107	1,317,516
		6,524,863
Internet software and services - 2.5%
CoStar Group, Inc. (I)	5,787	1,525,453
LogMeIn, Inc.	600	62,700
Pandora Media, Inc. (I)(L)	41,464	369,859
Q2 Holdings, Inc. (I)	30,706	1,134,587
		3,092,599
IT services - 3.6%
Booz Allen Hamilton Holding Corp.	36,720	1,194,869
EPAM Systems, Inc. (I)	12,154	1,022,030
Euronet Worldwide, Inc. (I)	14,676	1,282,242
ExlService Holdings, Inc. (I)	17,153	953,364
		4,452,505
Semiconductors and semiconductor equipment - 5.1%
Cavium, Inc. (I)	14,786	918,654
Integrated Device Technology, Inc. (I)	37,054	955,623
MKS Instruments, Inc.	13,114	882,572
Monolithic Power Systems, Inc.	12,779	1,231,896
Power Integrations, Inc.	15,168	1,105,747
Silicon Laboratories, Inc. (I)	17,438	1,191,887
		6,286,379
Software - 11.4%
Aspen Technology, Inc. (I)	23,627	1,305,628
CommVault Systems, Inc. (I)	19,995	1,128,718
Fair Isaac Corp.	10,128	1,411,944
Guidewire Software, Inc. (I)	19,336	1,328,577
Manhattan Associates, Inc. (I)	20,144	968,121
MicroStrategy, Inc., Class A (I)	5,689	1,090,411
Pegasystems, Inc.	2,246	131,054
Proofpoint, Inc. (I)	11,214	973,712
Qualys, Inc. (I)	22,798	930,158
RealPage, Inc. (I)	29,304	1,053,479
Take-Two Interactive Software, Inc. (I)	25,535	1,873,758
The Ultimate Software Group, Inc. (I)	6,335	1,330,730
Verint Systems, Inc. (I)	15,366	625,396
		14,151,686
Technology hardware, storage and peripherals - 0.3%
Cray, Inc. (I)	19,699	362,462
		34,870,494
Materials - 4.0%
Chemicals - 1.6%
Ingevity Corp. (I)	16,892	969,601

The accompanying notes are an integral part of the financial statements.

184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
PolyOne Corp.	27,623	$1,070,115
		2,039,716
Construction materials - 1.2%
Martin Marietta Materials, Inc.	6,798	1,513,099
Containers and packaging - 1.2%
Berry Global Group, Inc. (I)	25,262	1,440,187
		4,993,002
Real estate - 1.8%
Equity real estate investment trusts - 1.8%
CubeSmart	28,391	682,520
Highwoods Properties, Inc.	15,024	761,867
Physicians Realty Trust	41,638	838,589
		2,282,976
		2,282,976
TOTAL COMMON STOCKS (Cost $94,715,424)		$121,232,314

SECURITIES LENDING COLLATERAL - 7.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	950,890	9,514,515
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,514,873)		$9,514,515

SHORT-TERM INVESTMENTS - 2.5%
Money market funds - 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.8262% (Y)	3,093,510	3,093,510
TOTAL SHORT-TERM INVESTMENTS (Cost $3,093,510)		$3,093,510
Total Investments (Small Company Growth Trust) (Cost $107,323,807) - 107.9%		$133,840,339
Other assets and liabilities, net - (7.9%)		(9,814,565)
TOTAL NET ASSETS - 100.0%		$124,025,774

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Consumer discretionary - 10.8%
Auto components - 1.8%
Dorman Products, Inc. (I)	31,200	$2,582,424
LCI Industries	24,200	2,478,080
		5,060,504
Distributors - 1.1%
Pool Corp.	24,900	2,927,493
Diversified consumer services - 1.2%
American Public Education, Inc. (I)	42,200	998,030
Capella Education Company	25,500	2,182,800
		3,180,830
Hotels, restaurants and leisure - 1.0%
ILG, Inc.	56,200	1,544,938
Red Robin Gourmet Burgers, Inc. (I)	17,700	1,154,925
		2,699,863
Household durables - 1.4%
Cavco Industries, Inc. (I)	15,100	1,957,715
CSS Industries, Inc.	36,400	952,224
Ethan Allen Interiors, Inc.	28,800	930,240
		3,840,179
Media - 0.9%
Cable One, Inc.	2,277	1,618,719
Scholastic Corp.	21,400	932,826
		2,551,545
Multiline retail - 0.1%
Fred’s, Inc., Class A (L)	40,600	374,738
Specialty retail - 2.1%
Aaron’s, Inc.	70,600	2,746,340
Lumber Liquidators Holdings, Inc. (I)(L)	64,100	1,606,346
Party City Holdco, Inc. (I)	73,837	1,155,549
Sportsman’s Warehouse Holdings, Inc. (I)(L)	71,007	383,438
		5,891,673
Textiles, apparel and luxury goods - 1.2%
Crocs, Inc. (I)	47,600	366,996
Culp, Inc.	39,000	1,267,500
Steven Madden, Ltd. (I)	42,800	1,709,860
		3,344,356
		29,871,181
Consumer staples - 3.7%
Food and staples retailing - 1.0%
PriceSmart, Inc.	19,000	1,664,400
SpartanNash Company	47,120	1,223,235
		2,887,635
Food products - 1.9%
Nomad Foods, Ltd. (I)	177,700	2,507,347
Pinnacle Foods, Inc.	23,300	1,384,020
Post Holdings, Inc. (I)	17,000	1,320,050
		5,211,417

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Household products - 0.5%
Energizer Holdings, Inc.	30,500	$1,464,610
Tobacco - 0.3%
Vector Group, Ltd.	35,658	760,229
		10,323,891
Energy - 4.0%
Energy equipment and services - 1.3%
Frank’s International NV (L)	87,100	722,058
Keane Group, Inc. (I)	33,540	536,640
NCS Multistage Holdings, Inc. (I)	5,480	137,986
Oceaneering International, Inc.	42,700	975,268
Tesco Corp. (I)	132,800	590,960
TETRA Technologies, Inc. (I)	183,000	510,570
		3,473,482
Oil, gas and consumable fuels - 2.7%
Centennial Resource Development, Inc., Class A (I)(L)	73,800	1,167,516
Matador Resources Company (I)(L)	89,000	1,901,930
Parsley Energy, Inc., Class A (I)	46,000	1,276,500
Tesoro Corp.	17,683	1,655,129
WPX Energy, Inc. (I)	148,100	1,430,646
		7,431,721
		10,905,203
Financials - 29.6%
Banks - 17.6%
BankUnited, Inc.	89,100	3,003,561
CoBiz Financial, Inc.	99,200	1,726,080
Columbia Banking System, Inc.	74,700	2,976,795
East West Bancorp, Inc.	87,300	5,114,034
First Hawaiian, Inc.	35,071	1,073,874
Glacier Bancorp, Inc.	70,700	2,588,327
Heritage Financial Corp.	5,523	146,360
Home BancShares, Inc.	216,000	5,378,400
Hope Bancorp, Inc.	94,700	1,766,155
Howard Bancorp, Inc. (I)	27,029	520,308
National Bank Holdings Corp., Class A	71,400	2,364,054
Park Sterling Corp.	68,900	818,532
Pinnacle Financial Partners, Inc.	19,700	1,237,160
Popular, Inc.	64,700	2,698,637
Prosperity Bancshares, Inc.	47,100	3,025,704
SVB Financial Group (I)	20,600	3,621,274
Synovus Financial Corp.	26,400	1,167,936
Texas Capital Bancshares, Inc. (I)	27,400	2,120,760
Towne Bank	89,900	2,768,920
Webster Financial Corp.	42,450	2,216,739
Wintrust Financial Corp.	30,700	2,346,708
		48,680,318
Capital markets - 3.7%
CBOE Holdings, Inc.	21,740	1,987,036
Conyers Park Acquisition Corp. (I)	42,992	548,148
Hercules Capital, Inc.	129,200	1,710,608
Houlihan Lokey, Inc.	29,062	1,014,264

The accompanying notes are an integral part of the financial statements.

186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Janus Henderson Group PLC (I)	37,563	$1,243,711
Main Street Capital Corp. (L)	29,100	1,119,186
Safeguard Scientifics, Inc. (I)	42,300	503,370
Stifel Financial Corp. (I)	18,800	864,424
TPG Specialty Lending, Inc. (L)	53,400	1,092,030
		10,082,777
Consumer finance - 0.8%
Green Dot Corp., Class A (I)	59,300	2,284,829
Insurance - 3.4%
Assured Guaranty, Ltd.	41,200	1,719,688
Employers Holdings, Inc.	38,450	1,626,435
Kinsale Capital Group, Inc.	25,512	951,853
ProAssurance Corp.	51,700	3,143,360
Safety Insurance Group, Inc.	13,900	949,370
State Auto Financial Corp.	41,800	1,075,514
		9,466,220
Mortgage real estate investment trusts - 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	79,600	1,820,452
Redwood Trust, Inc.	62,600	1,066,704
		2,887,156
Thrifts and mortgage finance - 3.0%
Beneficial Bancorp, Inc. (I)	112,540	1,688,100
Meridian Bancorp, Inc.	46,000	777,400
PCSB Financial Corp. (I)	7,303	124,589
Radian Group, Inc.	130,600	2,135,310
United Financial Bancorp, Inc.	110,400	1,842,576
WSFS Financial Corp.	37,900	1,718,765
		8,286,740
		81,688,040
Health care - 6.9%
Health care equipment and supplies - 5.0%
Analogic Corp.	13,500	980,775
Atrion Corp.	5,485	3,528,501
Haemonetics Corp. (I)	48,000	1,895,520
Halyard Health, Inc. (I)	57,100	2,242,888
Quidel Corp. (I)	65,200	1,769,528
West Pharmaceutical Services, Inc.	35,900	3,393,268
		13,810,480
Health care providers and services - 1.9%
National HealthCare Corp.	9,650	676,851
Select Medical Holdings Corp. (I)	79,300	1,217,255
The Ensign Group, Inc.	27,081	589,553
Triple-S Management Corp., Class B (I)	34,200	578,322
WellCare Health Plans, Inc. (I)	12,400	2,226,544
		5,288,525
		19,099,005
Industrials - 12.9%
Aerospace and defense - 0.6%
Triumph Group, Inc.	48,400	1,529,440

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products - 0.5%
Universal Forest Products, Inc.	16,900	$1,475,539
Commercial services and supplies - 1.7%
Brady Corp., Class A	36,500	1,237,350
Matthews International Corp., Class A	14,400	882,000
McGrath RentCorp	40,750	1,411,173
MSA Safety, Inc.	14,800	1,201,316
		4,731,839
Construction and engineering - 0.6%
Aegion Corp. (I)	82,300	1,800,724
Electrical equipment - 0.3%
Thermon Group Holdings, Inc. (I)	40,700	780,219
Machinery - 3.6%
Blue Bird Corp. (I)(L)	38,900	661,300
CIRCOR International, Inc.	27,800	1,650,764
Colfax Corp. (I)	29,400	1,157,478
ESCO Technologies, Inc.	45,400	2,708,110
Hillenbrand, Inc.	26,810	967,841
RBC Bearings, Inc. (I)	15,500	1,577,280
Sun Hydraulics Corp.	30,600	1,305,702
		10,028,475
Marine - 0.4%
Kirby Corp. (I)	17,400	1,163,190
Professional services - 1.0%
FTI Consulting, Inc. (I)	31,200	1,090,752
Navigant Consulting, Inc. (I)	79,400	1,568,944
		2,659,696
Road and rail - 2.5%
Genesee & Wyoming, Inc., Class A (I)	26,300	1,798,657
Landstar System, Inc.	50,000	4,280,000
Universal Logistics Holdings, Inc.	52,389	785,835
		6,864,492
Trading companies and distributors - 1.7%
Applied Industrial Technologies, Inc.	26,000	1,535,300
Beacon Roofing Supply, Inc. (I)	44,300	2,170,700
Kaman Corp.	17,900	892,673
		4,598,673
		35,632,287
Information technology - 10.0%
Communications equipment - 0.5%
Harmonic, Inc. (I)	256,200	1,345,050
Electronic equipment, instruments and components - 5.4%
Badger Meter, Inc.	34,700	1,382,795
Belden, Inc.	50,400	3,801,672
Knowles Corp. (I)(L)	116,300	1,967,796
Littelfuse, Inc.	24,576	4,055,040
Methode Electronics, Inc.	34,800	1,433,760
SYNNEX Corp.	18,600	2,231,256
		14,872,319

The accompanying notes are an integral part of the financial statements.

187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services - 0.3%
Rightside Group, Ltd. (I)	82,802	$879,357
IT services - 0.6%
CSRA, Inc.	50,900	1,616,075
Semiconductors and semiconductor equipment - 2.1%
Advanced Energy Industries, Inc. (I)	28,800	1,863,072
Brooks Automation, Inc.	64,800	1,405,512
Cabot Microelectronics Corp.	22,100	1,631,643
Rudolph Technologies, Inc. (I)	33,700	770,045
		5,670,272
Software - 1.1%
Callidus Software, Inc. (I)	64,100	1,551,220
Progress Software Corp.	50,500	1,559,945
		3,111,165
		27,494,238
Materials - 4.8%
Chemicals - 2.2%
American Vanguard Corp.	54,100	933,225
Innospec, Inc.	16,035	1,051,094
KMG Chemicals, Inc.	40,700	1,980,869
Minerals Technologies, Inc.	30,500	2,232,600
		6,197,788
Containers and packaging - 0.8%
Myers Industries, Inc.	115,100	2,066,045
Metals and mining - 1.2%
Carpenter Technology Corp.	47,200	1,766,696
New Gold, Inc. (I)	159,300	506,574
Reliance Steel & Aluminum Company	14,700	1,070,307
		3,343,577
Paper and forest products - 0.6%
Clearwater Paper Corp. (I)	34,910	1,632,043
		13,239,453
Real estate - 8.6%
Equity real estate investment trusts - 8.6%
Acadia Realty Trust	60,200	1,673,560
American Assets Trust, Inc.	15,500	610,545
American Campus Communities, Inc.	25,200	1,191,960
Cedar Realty Trust, Inc.	424,400	2,058,340
Douglas Emmett, Inc.	37,700	1,440,517
EastGroup Properties, Inc.	32,600	2,731,880
First Potomac Realty Trust	159,670	1,773,934
Healthcare Realty Trust, Inc.	37,900	1,294,285
Kilroy Realty Corp.	23,000	1,728,450
Potlatch Corp.	40,700	1,859,990
PS Business Parks, Inc.	15,700	2,078,523
Retail Opportunity Investments Corp.	47,400	909,606
Saul Centers, Inc.	28,700	1,664,026
Sunstone Hotel Investors, Inc.	54,100	872,092

Small Company Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Washington Real Estate Investment Trust	55,438	$1,768,472
		23,656,180
		23,656,180
Utilities - 6.6%
Electric utilities - 2.4%
El Paso Electric Company	29,300	1,514,810
PNM Resources, Inc.	85,800	3,281,850
Portland General Electric Company	37,300	1,704,237
		6,500,897
Gas utilities - 2.6%
Atmos Energy Corp.	19,200	1,592,640
Chesapeake Utilities Corp.	34,300	2,570,785
ONE Gas, Inc.	44,400	3,099,564
		7,262,989
Independent power and renewable electricity producers - 0.5%
NRG Energy, Inc.	81,900	1,410,318
Multi-utilities - 0.8%
NorthWestern Corp.	37,800	2,306,556
Water utilities - 0.3%
California Water Service Group	20,400	750,720
		18,231,480
TOTAL COMMON STOCKS (Cost $181,019,285)		$270,140,958

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	730,719	7,311,503
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,311,683)		$7,311,503

SHORT-TERM INVESTMENTS - 1.8%
Money market funds - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	327,106	327,106
T. Rowe Price Government Money Fund, 0.9816% (Y)	4,526,280	4,526,280
TOTAL SHORT-TERM INVESTMENTS (Cost $4,853,386)		$4,853,386
Total Investments (Small Company Value Trust) (Cost $193,184,354) - 102.3%		$282,305,847
Other assets and liabilities, net - (2.3%)		(6,298,368)
TOTAL NET ASSETS - 100.0%		$276,007,479

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.8%
Consumer discretionary - 11.7%
Auto components - 0.6%
Aisin Seiki Company, Ltd.	45,358	$2,331,701
American Axle & Manufacturing Holdings, Inc. (I)	17,626	274,966
BorgWarner, Inc.	60,728	2,572,438
Bridgestone Corp. (L)	167,106	7,224,249
Cie Generale des Etablissements Michelin	43,949	5,849,345
Continental AG	28,258	6,113,045
Cooper Tire & Rubber Company	36,331	1,311,549
Cooper-Standard Holdings, Inc. (I)	3,683	371,504
Dana, Inc.	99,560	2,223,175
Delphi Automotive PLC	80,707	7,073,969
Denso Corp.	122,295	5,189,968
Dorman Products, Inc. (I)	5,844	483,708
Fox Factory Holding Corp. (I)	7,641	272,020
Gentex Corp.	136,673	2,592,687
Gentherm, Inc. (I)	7,946	308,305
GKN PLC	443,291	1,882,911
Horizon Global Corp. (I)	5,800	83,288
Koito Manufacturing Company, Ltd.	28,966	1,497,847
LCI Industries	5,169	529,306
Modine Manufacturing Company (I)	10,760	178,078
Motorcar Parts of America, Inc. (I)	4,227	119,370
NGK Spark Plug Company, Ltd.	42,999	921,060
NOK Corp.	23,994	509,384
Nokian Renkaat OYJ	29,681	1,228,600
Standard Motor Products, Inc.	4,645	242,562
Stanley Electric Company, Ltd.	36,267	1,099,067
Stoneridge, Inc. (I)	6,067	93,492
Sumitomo Electric Industries, Ltd.	192,643	2,980,266
Sumitomo Rubber Industries, Ltd.	47,156	798,611
Superior Industries International, Inc.	5,558	114,217
Tenneco, Inc.	11,298	653,363
The Goodyear Tire & Rubber Company	76,828	2,685,907
The Yokohama Rubber Company, Ltd.	30,354	611,911
Tower International, Inc.	4,436	99,588
Toyoda Gosei Company, Ltd.	17,303	414,605
Toyota Industries Corp.	42,053	2,224,195
Valeo SA	61,296	4,123,925
		67,284,182
Automobiles - 1.3%
Bayerische Motoren Werke AG	85,078	7,912,870
Daimler AG	247,368	17,941,265
Ferrari NV	31,730	2,730,401
Fiat Chrysler Automobiles NV (I)	274,502	2,899,995
Ford Motor Company	1,178,470	13,187,079
General Motors Company	413,857	14,456,025
Harley-Davidson, Inc. (L)	52,727	2,848,313
Honda Motor Company, Ltd.	442,173	12,114,681
Isuzu Motors, Ltd.	141,546	1,757,628
Mazda Motor Corp.	147,200	2,067,997
Mitsubishi Motors Corp.	171,437	1,133,740
Nissan Motor Company, Ltd.	596,276	5,953,771
Peugeot SA	125,543	2,502,028
Renault SA	45,575	4,123,410
Subaru Corp.	157,927	5,354,997

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Automobiles (continued)
Suzuki Motor Corp.	88,043	$4,194,188
Thor Industries, Inc.	22,767	2,379,607
Toyota Motor Corp.	670,800	35,259,572
Volkswagen AG	8,356	1,297,816
Winnebago Industries, Inc.	6,753	236,355
Yamaha Motor Company, Ltd.	72,313	1,876,476
		142,228,214
Distributors - 0.1%
Core-Mark Holding Company, Inc.	9,808	324,252
Genuine Parts Company	44,416	4,120,028
Jardine Cycle & Carriage, Ltd.	24,967	803,853
LKQ Corp. (I)	92,345	3,042,768
Pool Corp.	19,671	2,312,719
		10,603,620
Diversified consumer services - 0.1%
Adtalem Global Education, Inc.	40,326	1,530,372
American Public Education, Inc. (I)	3,836	90,721
Ascent Capital Group, Inc., Class A (I)	3,106	47,708
Benesse Holdings, Inc.	18,455	697,675
Bridgepoint Education, Inc. (I)	4,342	64,088
Capella Education Company	2,474	211,774
Career Education Corp. (I)	15,149	145,430
Carriage Services, Inc.	3,503	94,441
Chegg, Inc. (I)	18,109	222,560
Collectors Universe, Inc.	2,022	50,247
Graham Holdings Company, Class B	2,213	1,327,025
Grand Canyon Education, Inc. (I)	10,012	785,041
H&R Block, Inc.	62,334	1,926,744
Houghton Mifflin Harcourt Company (I)	22,578	277,709
K12, Inc. (I)	7,228	129,526
Laureate Education, Inc., Class A (I)	7,684	134,701
Regis Corp. (I)	8,251	84,738
Service Corp. International	89,443	2,991,868
Sotheby’s (I)	29,964	1,608,168
Strayer Education, Inc.	2,259	210,584
Weight Watchers International, Inc. (I)	6,031	201,556
		12,832,676
Hotels, restaurants and leisure - 1.7%
Accor SA	47,553	2,230,671
Aristocrat Leisure, Ltd.	139,903	2,425,490
Belmond, Ltd., Class A (I)	19,266	256,238
Biglari Holdings, Inc. (I)	222	88,742
BJ’s Restaurants, Inc. (I)	4,507	167,886
Bloomin’ Brands, Inc.	21,388	454,067
Bob Evans Farms, Inc.	4,234	304,128
Bojangles’, Inc. (I)	4,026	65,423
Boyd Gaming Corp.	17,636	437,549
Brinker International, Inc.	33,710	1,284,351
Buffalo Wild Wings, Inc. (I)	11,108	1,407,384
Caesars Acquisition Company, Class A (I)	10,653	202,940
Caesars Entertainment Corp. (I) (L)	12,499	149,988
Carnival Corp.	126,114	8,269,295

The accompanying notes are an integral part of the financial statements.

190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival PLC	48,485	$3,205,997
Carrols Restaurant Group, Inc. (I)	7,853	96,199
Century Casinos, Inc. (I)	6,428	47,374
Chipotle Mexican Grill, Inc. (I)	8,585	3,572,219
Churchill Downs, Inc.	8,740	1,602,042
Chuy’s Holdings, Inc. (I)	3,880	90,792
ClubCorp Holdings, Inc.	14,052	184,081
Compass Group PLC	406,192	8,573,718
Cracker Barrel Old Country Store, Inc. (L)	15,490	2,590,703
Crown Resorts, Ltd.	102,516	967,546
Darden Restaurants, Inc.	37,668	3,406,694
Dave & Buster’s Entertainment, Inc. (I)	8,962	596,063
Del Frisco’s Restaurant Group, Inc. (I)	5,203	83,768
Del Taco Restaurants, Inc. (I)	7,394	101,668
Denny’s Corp. (I)	15,264	179,657
DineEquity, Inc.	3,702	163,073
Domino’s Pizza Enterprises, Ltd. (L)	16,038	641,771
Domino’s Pizza, Inc.	22,881	4,840,018
Drive Shack, Inc.	16,444	51,799
Dunkin’ Brands Group, Inc.	43,845	2,416,736
El Pollo Loco Holdings, Inc. (I) (L)	4,856	67,256
Eldorado Resorts, Inc. (I)	10,076	201,520
Fiesta Restaurant Group, Inc. (I)	5,593	115,495
Flight Centre Travel Group, Ltd. (L)	14,463	425,720
Galaxy Entertainment Group, Ltd.	606,153	3,678,926
Genting Singapore PLC	1,547,221	1,219,002
Golden Entertainment, Inc. (I)	2,805	58,092
Hilton Worldwide Holdings, Inc.	61,683	3,815,094
ILG, Inc.	22,764	625,782
InterContinental Hotels Group PLC	46,418	2,577,760
International Speedway Corp., Class A	17,660	663,133
Intrawest Resorts Holdings, Inc. (I)	2,938	69,748
Jack in the Box, Inc.	20,720	2,040,920
La Quinta Holdings, Inc. (I)	17,588	259,775
Lindblad Expeditions Holdings, Inc. (I)	5,845	61,373
Marriott International, Inc., Class A	93,586	9,387,612
Marriott Vacations Worldwide Corp.	4,639	546,242
McDonald’s Corp. (L)	245,619	37,619,006
McDonald’s Holdings Company Japan, Ltd.	16,861	646,813
Melco Resorts & Entertainment, Ltd., ADR	63,600	1,427,820
Merlin Entertainments PLC (S)	180,745	1,131,439
MGM China Holdings, Ltd.	240,572	534,988
Monarch Casino & Resort, Inc. (I)	2,650	80,163
Nathan’s Famous, Inc. (I)	791	49,833
Oriental Land Company, Ltd.	56,300	3,815,734
Paddy Power Betfair PLC	20,383	2,174,958
Panera Bread Company, Class A (I)	10,151	3,193,911
Papa John’s International, Inc.	18,389	1,319,595
Penn National Gaming, Inc. (I)	18,269	390,957
Pinnacle Entertainment, Inc. (I)	11,732	231,824
Planet Fitness, Inc., Class A	17,944	418,813
Potbelly Corp. (I)	5,742	66,033
RCI Hospitality Holdings, Inc.	2,344	55,881

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Red Robin Gourmet Burgers, Inc. (I)	2,781	$181,460
Red Rock Resorts, Inc., Class A	14,481	341,028
Royal Caribbean Cruises, Ltd.	50,549	5,521,467
Ruth’s Hospitality Group, Inc.	6,550	142,463
Sands China, Ltd.	625,082	2,861,335
Scientific Games Corp., Class A (I)	11,571	302,003
SeaWorld Entertainment, Inc.	14,460	235,264
Shake Shack, Inc., Class A (I)	4,742	165,401
Shangri-La Asia, Ltd.	309,964	525,695
SJM Holdings, Ltd.	523,826	551,940
Sodexo SA	23,829	3,079,716
Sonic Corp. (L)	8,976	237,774
Speedway Motorsports, Inc.	2,977	54,390
Starbucks Corp.	436,402	25,446,601
Tabcorp Holdings, Ltd.	218,984	735,452
Tatts Group, Ltd.	338,064	1,086,013
Texas Roadhouse, Inc.	45,026	2,294,075
The Cheesecake Factory, Inc.	30,736	1,546,021
The Habit Restaurants, Inc., Class A (I) (L)	4,671	73,802
The Marcus Corp.	4,289	129,528
The Wendy’s Company	91,080	1,412,651
TUI AG	112,975	1,646,929
Whitbread PLC	47,321	2,445,516
Wingstop, Inc. (L)	6,287	194,268
Wyndham Worldwide Corp.	31,438	3,156,690
Wynn Macau, Ltd.	394,670	921,581
Wynn Resorts, Ltd.	24,217	3,247,984
Yum! Brands, Inc.	99,716	7,355,052
Zoe’s Kitchen, Inc. (I) (L)	4,591	54,679
		196,074,066
Household durables - 0.8%
AV Homes, Inc. (I)	3,147	63,097
Barratt Developments PLC	260,085	1,910,133
Bassett Furniture Industries, Inc.	2,344	88,955
Beazer Homes USA, Inc. (I)	7,202	98,811
Berkeley Group Holdings PLC	33,332	1,401,594
CalAtlantic Group, Inc.	34,339	1,213,884
Casio Computer Company, Ltd.	49,848	768,267
Cavco Industries, Inc. (I)	1,842	238,815
Century Communities, Inc. (I)	3,867	95,902
CSS Industries, Inc.	2,569	67,205
DR Horton, Inc.	103,544	3,579,516
Electrolux AB, Series B	62,164	2,038,434
Ethan Allen Interiors, Inc.	5,443	175,809
Flexsteel Industries, Inc.	1,830	99,021
Garmin, Ltd. (L)	34,731	1,772,323
GoPro, Inc., Class A (I) (L)	23,290	189,348
Green Brick Partners, Inc. (I)	5,759	65,941
Helen of Troy, Ltd. (I)	18,600	1,750,260
Hooker Furniture Corp.	2,555	105,138
Hovnanian Enterprises, Inc., Class A (I)	29,270	81,956
Husqvarna AB, B Shares	106,494	1,058,571
Iida Group Holdings Company, Ltd. (L)	38,400	640,954

The accompanying notes are an integral part of the financial statements.

191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Household durables (continued)
Installed Building Products, Inc. (I)	4,687	$248,177
iRobot Corp. (I)	5,639	474,465
KB Home (L)	57,411	1,376,142
La-Z-Boy, Inc.	10,248	333,060
Leggett & Platt, Inc.	39,360	2,067,581
Lennar Corp., A Shares	60,892	3,246,761
LGI Homes, Inc. (I) (L)	3,720	149,470
Libbey, Inc.	5,668	45,684
Lifetime Brands, Inc.	2,468	44,794
M/I Homes, Inc. (I)	5,039	143,863
MDC Holdings, Inc.	8,893	314,190
Meritage Homes Corp. (I)	8,149	343,888
Mohawk Industries, Inc. (I)	19,060	4,606,611
NACCO Industries, Inc., Class A	953	67,520
Newell Brands, Inc.	145,608	7,807,501
Nikon Corp.	87,546	1,403,287
NVR, Inc. (I)	1,658	3,996,791
Panasonic Corp.	567,209	7,728,369
Persimmon PLC	79,676	2,327,057
PICO Holdings, Inc. (I)	5,555	97,213
PulteGroup, Inc.	84,715	2,078,059
Rinnai Corp.	8,778	820,096
SEB SA	5,699	1,022,905
Sekisui Chemical Company, Ltd.	105,544	1,893,823
Sekisui House, Ltd.	155,826	2,754,006
Sharp Corp. (I) (L)	386,000	1,430,791
Sony Corp.	324,600	12,381,459
Taylor Morrison Home Corp., Class A (I)	12,867	308,937
Taylor Wimpey PLC	843,599	1,937,280
Techtronic Industries Company, Ltd.	355,242	1,632,335
Tempur Sealy International, Inc. (I)	22,304	1,190,811
Toll Brothers, Inc.	70,399	2,781,464
TopBuild Corp. (I)	7,911	419,837
TRI Pointe Group, Inc. (I)	109,169	1,439,939
Tupperware Brands Corp.	24,135	1,695,001
Universal Electronics, Inc. (I)	3,097	207,034
Whirlpool Corp.	22,308	4,274,659
William Lyon Homes, Class A (I) (L)	5,100	123,114
ZAGG, Inc. (I)	6,686	57,834
		92,775,742
Internet and direct marketing retail - 1.6%
1-800-Flowers.com, Inc., Class A (I)	6,333	61,747
Amazon.com, Inc. (I)	119,546	115,720,528
Duluth Holdings, Inc., Class B (I) (L)	2,442	44,469
Etsy, Inc. (I)	24,969	374,535
Expedia, Inc.	36,604	5,452,166
FTD Companies, Inc. (I)	3,956	79,120
Groupon, Inc. (I)	73,426	281,956
HSN, Inc.	22,095	704,831
Lands’ End, Inc. (I)	3,046	45,385
Liberty TripAdvisor Holdings, Inc., Class A (I)	16,039	186,052
Netflix, Inc. (I)	129,876	19,404,773

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Nutrisystem, Inc.	6,400	$333,120
Overstock.com, Inc. (I)	3,940	64,222
PetMed Express, Inc.	4,326	175,636
Rakuten, Inc.	240,405	2,836,999
Shutterfly, Inc. (I)	7,281	345,848
Start Today Company, Ltd.	49,700	1,224,840
The Priceline Group, Inc. (I)	14,817	27,715,495
TripAdvisor, Inc. (I)	32,968	1,259,378
Zalando SE (I)	28,580	1,306,877
		177,617,977
Leisure products - 0.2%
Acushnet Holdings Corp.	5,150	102,176
American Outdoor Brands Corp. (I) (L)	12,036	266,718
Bandai Namco Holdings, Inc.	51,393	1,755,962
Brunswick Corp.	42,488	2,665,272
Callaway Golf Company	20,053	256,277
Hasbro, Inc.	33,856	3,775,283
Johnson Outdoors, Inc., Class A	1,259	60,696
Malibu Boats, Inc., Class A (I)	4,207	108,835
Mattel, Inc.	104,640	2,252,899
MCBC Holdings, Inc. (I)	4,407	86,157
Nautilus, Inc. (I)	6,849	131,158
Polaris Industries, Inc. (L)	27,872	2,570,635
Sankyo Company, Ltd.	10,951	372,009
Sega Sammy Holdings, Inc.	44,336	597,747
Shimano, Inc.	18,981	3,013,774
Sturm Ruger & Company, Inc.	3,614	224,610
Vista Outdoor, Inc. (I)	12,277	276,355
Yamaha Corp.	43,273	1,498,066
		20,014,629
Media - 2.2%
Altice NV, Class A (I)	99,992	2,303,753
Altice NV, Class B (I)	23,957	552,581
AMC Entertainment Holdings, Inc., Class A (L)	11,804	268,541
AMC Networks, Inc., Class A (I)	26,219	1,400,357
Axel Springer SE	12,419	747,016
Cable One, Inc.	2,232	1,586,729
CBS Corp., Class B	111,031	7,081,557
Central European Media Enterprises, Ltd., Class A (I)	17,226	68,904
Charter Communications, Inc., Class A (I)	65,000	21,895,250
Cinemark Holdings, Inc.	50,402	1,958,118
Comcast Corp., Class A	1,426,156	55,505,992
Daily Journal Corp. (I)	305	62,915
Dentsu, Inc.	55,865	2,680,010
Discovery Communications, Inc., Series A (I) (L)	46,865	1,210,523
Discovery Communications, Inc., Series C (I)	62,707	1,580,843
DISH Network Corp., Class A (I)	68,401	4,292,847
Emerald Expositions Events, Inc.	3,264	71,482

The accompanying notes are an integral part of the financial statements.

192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Entercom Communications Corp., Class A (L)	6,835	$70,742
Entravision Communications Corp., Class A	15,592	102,907
Eros International PLC (I) (L)	6,292	72,043
Eutelsat Communications SA	44,767	1,142,225
Gannett Company, Inc.	25,024	218,209
Global Eagle Entertainment, Inc. (I)	12,903	45,935
Gray Television, Inc. (I)	13,959	191,238
Hakuhodo DY Holdings, Inc.	59,773	796,039
Hemisphere Media Group, Inc. (I)	4,705	55,754
IMAX Corp. (I)	12,138	267,036
ITV PLC	935,985	2,215,538
JCDecaux SA (I)	19,223	630,256
John Wiley & Sons, Inc., Class A	21,307	1,123,944
Lagardere SCA	30,045	948,046
Liberty Media Corp.-Liberty Braves, Class A (I)	3,011	71,933
Liberty Media Corp.-Liberty Braves, Class C (I)	7,025	168,389
Live Nation Entertainment, Inc. (I)	63,545	2,214,543
Loral Space & Communications, Inc. (I)	2,887	119,955
MDC Partners, Inc., Class A	12,758	126,304
Media General, Inc. (I)	23,288	47,740
Meredith Corp. (L)	25,839	1,536,129
MSG Networks, Inc., Class A (I)	12,759	286,440
National CineMedia, Inc.	14,358	106,536
New Media Investment Group, Inc.	11,210	151,111
News Corp., Class A	112,724	1,544,319
News Corp., Class B	38,808	549,133
Nexstar Media Group, Inc., Class A	9,769	584,186
Omnicom Group, Inc.	70,137	5,814,357
Pearson PLC	212,337	1,911,865
ProSiebenSat.1 Media SE (L)	60,190	2,524,936
Publicis Groupe SA	52,226	3,892,560
REA Group, Ltd.	13,514	689,492
Reading International, Inc., Class A (I)	3,814	61,520
Rizzoli Corriere Della Sera Mediagroup SpA (I)	15,091	21,123
RTL Group SA	9,735	735,470
Schibsted ASA, A Shares	18,926	457,117
Schibsted ASA, B Shares	22,573	499,304
Scholastic Corp.	6,035	263,066
Scripps Networks Interactive, Inc., Class A (L)	29,028	1,982,903
SES SA	94,083	2,204,072
Sinclair Broadcast Group, Inc., Class A	15,474	509,095
Singapore Press Holdings, Ltd.	417,032	978,469
Sky PLC	263,630	3,414,305
TEGNA, Inc.	102,159	1,472,111
Telenet Group Holding NV (I)	13,463	848,100
The EW Scripps Company, Class A (I)	12,564	223,765
The Interpublic Group of Companies, Inc.	119,165	2,931,459
The New York Times Company, Class A	85,013	1,504,730

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
The Walt Disney Company	438,356	$46,575,325
Thomson Reuters Corp.	29,396	1,360,741
Time Warner, Inc.	233,699	23,465,717
Time, Inc.	21,470	308,095
Toho Company, Ltd.	29,208	900,773
tronc, Inc. (I)	4,932	63,573
Twenty-First Century Fox, Inc., Class A	317,362	8,994,039
Twenty-First Century Fox, Inc., Class B	146,549	4,084,321
Viacom, Inc., Class B	106,485	3,574,701
Vivendi SA	264,203	5,883,131
World Wrestling Entertainment, Inc., Class A (L)	8,300	169,071
WPP PLC	328,809	6,923,620
		253,896,974
Multiline retail - 0.3%
Big Lots, Inc. (L)	30,788	1,487,060
Dillard’s, Inc., Class A (L)	14,395	830,448
Dollar General Corp.	76,052	5,482,589
Dollar Tree, Inc. (I)	71,355	4,989,142
Don Quijote Holdings Company, Ltd.	30,300	1,151,243
Fred’s, Inc., Class A (L)	7,745	71,486
Harvey Norman Holdings, Ltd. (L)	137,746	404,490
Isetan Mitsukoshi Holdings, Ltd.	86,828	873,507
J Front Retailing Company, Ltd.	62,200	958,530
J.C. Penney Company, Inc. (I) (L)	66,861	310,904
Kohl’s Corp. (L)	51,455	1,989,765
Macy’s, Inc.	90,994	2,114,701
Marks & Spencer Group PLC	419,765	1,821,830
Marui Group Company, Ltd.	50,941	752,697
Next PLC	37,769	1,896,903
Nordstrom, Inc. (L)	33,584	1,606,323
Ollie’s Bargain Outlet Holdings, Inc. (I)	10,203	434,648
Ryohin Keikaku Company, Ltd.	6,156	1,540,727
Takashimaya Company, Ltd.	78,883	752,550
Target Corp.	166,298	8,695,722
		38,165,265
Specialty retail - 1.7%
Aaron’s, Inc.	43,458	1,690,516
ABC-Mart, Inc.	8,264	487,015
Abercrombie & Fitch Company, Class A	15,098	187,819
Advance Auto Parts, Inc.	22,093	2,575,823
America’s Car-Mart, Inc. (I)	1,803	70,137
American Eagle Outfitters, Inc.	113,867	1,372,097
Asbury Automotive Group, Inc. (I)	3,973	224,673
Ascena Retail Group, Inc. (I)	39,752	85,467
AutoNation, Inc. (I)	19,186	808,882
AutoZone, Inc. (I)	8,488	4,842,064
Barnes & Noble Education, Inc. (I)	8,586	91,269
Barnes & Noble, Inc.	13,696	104,090
Bed Bath & Beyond, Inc. (L)	43,844	1,332,858
Best Buy Company, Inc.	79,973	4,584,852
Big 5 Sporting Goods Corp.	4,782	62,405
Cabela’s, Inc. (I)	24,588	1,461,019

The accompanying notes are an integral part of the financial statements.

193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Caleres, Inc.	9,101	$252,826
Camping World Holdings, Inc., Class A	2,650	81,753
CarMax, Inc. (I)	55,839	3,521,207
Carvana Company (I)	3,727	76,292
Chico’s FAS, Inc.	89,581	843,853
Citi Trends, Inc.	3,602	76,434
Conn’s, Inc. (I) (L)	4,084	78,004
Dick’s Sporting Goods, Inc.	41,754	1,663,062
Dixons Carphone PLC	246,952	912,899
DSW, Inc., Class A	14,085	249,305
Dufry AG (I)	9,033	1,482,408
Express, Inc. (I)	17,386	117,356
Fast Retailing Company, Ltd.	13,646	4,563,557
Five Below, Inc. (I)	11,582	571,803
Foot Locker, Inc.	39,308	1,937,098
Francesca’s Holdings Corp. (I)	7,856	85,945
GameStop Corp., Class A (L)	48,295	1,043,655
Genesco, Inc. (I)	4,241	143,770
GNC Holdings, Inc., Class A (L)	14,800	124,764
Group 1 Automotive, Inc.	4,362	276,202
Guess?, Inc.	13,065	166,971
Haverty Furniture Companies, Inc.	4,276	107,328
Hennes & Mauritz AB, B Shares	243,820	6,078,926
Hibbett Sports, Inc. (I) (L)	4,681	97,131
Hikari Tsushin, Inc.	5,300	558,386
Industria de Diseno Textil SA	280,408	10,769,059
Kingfisher PLC	578,479	2,265,851
L Brands, Inc.	72,456	3,904,654
Lithia Motors, Inc., Class A	4,955	466,910
Lowe’s Companies, Inc.	258,585	20,048,095
Lumber Liquidators Holdings, Inc. (I)	6,107	153,041
MarineMax, Inc. (I)	5,650	110,458
Monro Muffler Brake, Inc. (L)	6,732	281,061
Murphy USA, Inc. (I)	16,444	1,218,665
Nitori Holdings Company, Ltd.	20,611	2,759,053
O’Reilly Automotive, Inc. (I)	27,435	6,001,132
Office Depot, Inc.	355,570	2,005,415
Party City Holdco, Inc. (I) (L)	6,272	98,157
Pier 1 Imports, Inc.	17,592	91,302
Rent-A-Center, Inc. (L)	9,369	109,805
RH (I) (L)	7,321	472,351
Ross Stores, Inc.	118,215	6,824,552
Sally Beauty Holdings, Inc. (I)	65,379	1,323,925
Select Comfort Corp. (I)	8,771	311,283
Shimamura Company, Ltd.	5,770	707,355
Shoe Carnival, Inc.	2,959	61,784
Signet Jewelers, Ltd. (L)	20,501	1,296,483
Sonic Automotive, Inc., Class A	5,771	112,246
Sportsman’s Warehouse Holdings, Inc. (I) (L)	8,559	46,219
Staples, Inc.	197,045	1,984,243
Tailored Brands, Inc.	10,870	121,309
The Buckle, Inc. (L)	6,441	114,650
The Cato Corp., Class A	5,781	101,688

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
The Children’s Place, Inc. (L)	3,666	$374,299
The Finish Line, Inc., Class A	8,921	126,411
The Gap, Inc.	65,999	1,451,318
The Home Depot, Inc.	360,270	55,265,418
The Michaels Companies, Inc. (I)	50,321	931,945
The TJX Companies, Inc.	193,914	13,994,773
Tiffany & Company	32,550	3,055,469
Tile Shop Holdings, Inc.	7,534	155,577
Tractor Supply Company	38,770	2,101,722
Ulta Salon Cosmetics & Fragrance, Inc. (I)	17,580	5,051,437
Urban Outfitters, Inc. (I) (L)	42,029	779,218
USS Company, Ltd.	56,648	1,129,056
Vitamin Shoppe, Inc. (I)	4,968	57,877
West Marine, Inc.	5,219	67,064
Williams-Sonoma, Inc.	37,902	1,838,247
Winmark Corp.	536	69,117
Yamada Denki Company, Ltd. (L)	159,108	791,092
Zumiez, Inc. (I)	4,494	55,501
		196,148,208
Textiles, apparel and luxury goods - 1.1%
adidas AG	48,382	9,277,185
Asics Corp.	40,272	748,439
Burberry Group PLC	112,320	2,430,460
Carter’s, Inc.	23,019	2,047,540
Christian Dior SE (L)	13,958	3,991,111
Cie Financiere Richemont SA	134,150	11,100,753
Coach, Inc.	84,637	4,006,716
Columbia Sportswear Company	6,224	361,365
Crocs, Inc. (I)	16,987	130,970
Culp, Inc.	2,512	81,640
Deckers Outdoor Corp. (I)	21,970	1,499,672
Delta Apparel, Inc. (I)	2,009	44,560
Fossil Group, Inc. (I) (L)	9,420	97,497
G-III Apparel Group, Ltd. (I)	9,413	234,854
Hanesbrands, Inc. (L)	109,729	2,541,324
Hermes International (L)	5,431	2,682,782
HUGO BOSS AG	16,265	1,140,215
Iconix Brand Group, Inc. (I)	11,540	79,741
Kate Spade & Company (I)	61,034	1,128,519
Kering	19,463	6,627,380
Li & Fung, Ltd.	1,524,774	554,559
Luxottica Group SpA	43,750	2,546,599
LVMH Moet Hennessy Louis Vuitton SE	71,663	17,919,715
Michael Kors Holdings, Ltd. (I)	47,030	1,704,838
Movado Group, Inc.	3,709	93,652
NIKE, Inc., Class B	399,306	23,559,054
Oxford Industries, Inc.	3,560	222,464
Pandora A/S	28,715	2,679,816
Perry Ellis International, Inc. (I)	3,221	62,681
PVH Corp.	23,464	2,686,628
Ralph Lauren Corp.	16,824	1,241,611
Skechers U.S.A., Inc., Class A (I)	63,648	1,877,616
Steven Madden, Ltd. (I)	12,608	503,690

The accompanying notes are an integral part of the financial statements.

194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
The Swatch Group AG	14,463	$1,056,534
The Swatch Group AG (Swiss Stock Exchange)	7,901	2,922,296
Under Armour, Inc., Class A (I) (L)	54,551	1,187,030
Under Armour, Inc., Class C (I) (L)	57,312	1,155,410
Unifi, Inc. (I)	3,654	112,543
Vera Bradley, Inc. (I)	5,428	53,086
VF Corp.	96,474	5,556,902
Wolverine World Wide, Inc.	20,106	563,169
Yue Yuen Industrial Holdings, Ltd.	194,487	806,633
		119,319,249
		1,326,960,802
Consumer staples - 8.9%
Beverages - 1.8%
Anheuser-Busch InBev SA	195,838	21,630,005
Asahi Group Holdings, Ltd.	99,081	3,731,417
Brown-Forman Corp., Class B	53,944	2,621,678
Carlsberg A/S, Class B	27,302	2,917,638
Coca-Cola Amatil, Ltd.	145,181	1,030,227
Coca-Cola Bottlers Japan, Inc.	31,800	920,788
Coca-Cola Bottling Company Consolidated	1,001	229,099
Coca-Cola European Partners PLC	56,094	2,272,771
Coca-Cola HBC AG	46,370	1,363,695
Constellation Brands, Inc., Class A	51,643	10,004,798
Craft Brew Alliance, Inc. (I)	3,342	56,313
Diageo PLC	646,999	19,119,948
Dr. Pepper Snapple Group, Inc.	55,665	5,071,638
Heineken Holding NV (L)	26,045	2,387,284
Heineken NV	59,142	5,750,649
Kirin Holdings Company, Ltd.	223,192	4,552,801
MGP Ingredients, Inc. (L)	2,834	145,016
Molson Coors Brewing Company, Class B	55,609	4,801,281
Monster Beverage Corp. (I)	121,513	6,036,766
National Beverage Corp. (L)	2,506	234,461
PepsiCo, Inc.	430,453	49,713,017
Pernod Ricard SA (L)	54,586	7,309,455
Primo Water Corp. (I)	5,877	74,638
Remy Cointreau SA	5,632	656,486
Suntory Beverage & Food, Ltd.	35,959	1,671,403
The Boston Beer Company, Inc., Class A (I)	6,245	825,277
The Coca-Cola Company	1,158,723	51,968,727
Treasury Wine Estates, Ltd.	190,776	1,929,116
		209,026,392
Food and staples retailing - 1.6%
Aeon Company, Ltd.	156,878	2,386,051
Carrefour SA	145,128	3,669,114
Casey’s General Stores, Inc.	18,641	1,996,638
Casino Guichard Perrachon SA	14,252	844,064
Colruyt SA	15,428	812,573
Costco Wholesale Corp.	132,220	21,145,945
CVS Health Corp.	307,028	24,703,473

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food and staples retailing (continued)
Distribuidora Internacional de Alimentacion SA (L)	158,507	$989,143
FamilyMart UNY Holdings Company, Ltd.	21,441	1,227,837
ICA Gruppen AB (L)	21,040	783,780
Ingles Markets, Inc., Class A	3,198	106,493
J Sainsbury PLC	423,471	1,389,011
Jeronimo Martins SGPS SA	64,331	1,255,984
Koninklijke Ahold Delhaize NV	329,306	6,285,535
Lawson, Inc.	12,989	909,010
METRO AG	46,041	1,555,363
Performance Food Group Company (I)	15,038	412,041
PriceSmart, Inc.	4,778	418,553
Seven & i Holdings Company, Ltd.	193,629	7,989,992
Smart & Final Stores, Inc. (I) (L)	5,030	45,773
SpartanNash Company	8,025	208,329
Sprouts Farmers Market, Inc. (I)	61,489	1,393,956
Sundrug Company, Ltd.	19,192	715,906
SUPERVALU, Inc. (I)	58,046	190,971
Sysco Corp.	148,426	7,470,281
Tesco PLC (I)	2,096,369	4,615,428
The Andersons, Inc.	5,846	199,641
The Chefs’ Warehouse, Inc. (I)	4,650	60,450
The Kroger Company	275,208	6,417,851
Tsuruha Holdings, Inc.	9,498	1,009,292
United Natural Foods, Inc. (I)	34,834	1,278,408
Village Super Market, Inc., Class A	2,026	52,514
Wal-Mart Stores, Inc.	445,146	33,688,649
Walgreens Boots Alliance, Inc.	257,352	20,153,235
Weis Markets, Inc.	2,052	99,973
Wesfarmers, Ltd.	290,458	8,956,271
Whole Foods Market, Inc.	95,581	4,024,916
WM Morrison Supermarkets PLC	573,374	1,800,875
Woolworths, Ltd.	330,812	6,493,516
		177,756,835
Food products - 2.0%
Ajinomoto Company, Inc.	140,296	3,033,784
Amplify Snack Brands, Inc. (I) (L)	7,598	73,245
Archer-Daniels-Midland Company	172,021	7,118,229
Associated British Foods PLC	91,091	3,485,800
B&G Foods, Inc. (L)	13,893	494,591
Barry Callebaut AG	553	761,215
Cal-Maine Foods, Inc. (L)	6,618	262,073
Calavo Growers, Inc.	3,403	234,977
Calbee, Inc. (L)	21,000	825,992
Campbell Soup Company	57,829	3,015,782
Chocoladefabriken Lindt & Spruengli AG	261	1,513,121
Chocoladefabriken Lindt & Spruengli AG, Regular Shares	26	1,812,946
Conagra Brands, Inc.	121,898	4,359,072
Danone SA	151,728	11,388,329
Darling Ingredients, Inc. (I)	35,195	553,969
Dean Foods Company	62,530	1,063,010
Farmer Brothers Company (I)	2,015	60,954

The accompanying notes are an integral part of the financial statements.

195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
Flowers Foods, Inc.	87,605	$1,516,443
Fresh Del Monte Produce, Inc.	6,948	353,723
Freshpet, Inc. (I) (L)	5,619	93,275
General Mills, Inc.	173,643	9,619,822
Golden Agri-Resources, Ltd.	1,780,261	484,901
Hormel Foods Corp.	80,715	2,753,189
Hostess Brands, Inc. (I) (L)	17,185	276,679
Ingredion, Inc.	34,106	4,065,776
J&J Snack Foods Corp.	3,182	420,247
John B. Sanfilippo & Son, Inc.	1,823	115,050
Kellogg Company	76,031	5,281,113
Kerry Group PLC, Class A	39,293	3,385,135
Kerry Group PLC, Class A (London Stock Exchange)	1,204	103,691
Kikkoman Corp.	37,646	1,204,227
Lamb Weston Holdings, Inc.	66,025	2,907,741
Lancaster Colony Corp.	13,253	1,625,083
Landec Corp. (I)	6,351	94,312
Limoneira Company	2,970	70,181
Marine Harvest ASA (L)	98,904	1,692,168
McCormick & Company, Inc.	33,916	3,307,149
MEIJI Holdings Company, Ltd.	31,400	2,546,192
Mondelez International, Inc., Class A	457,260	19,749,059
Nestle SA	799,862	69,762,084
NH Foods, Ltd.	44,882	1,365,314
Nisshin Seifun Group, Inc.	50,300	826,911
Nissin Foods Holdings Company, Ltd.	15,275	955,139
Omega Protein Corp.	4,943	88,480
Orkla ASA	210,708	2,141,638
Post Holdings, Inc. (I)	31,530	2,448,305
Sanderson Farms, Inc. (L)	4,261	492,785
Seneca Foods Corp., Class A (I)	1,815	56,356
Snyder’s-Lance, Inc.	59,300	2,052,966
Tate & Lyle PLC	119,206	1,027,361
The Hain Celestial Group, Inc. (I)	49,220	1,910,720
The Hershey Company	42,200	4,531,014
The J.M. Smucker Company	35,113	4,154,921
The Kraft Heinz Company	179,804	15,398,415
Tootsie Roll Industries, Inc. (L)	12,044	419,733
Toyo Suisan Kaisha, Ltd.	22,550	865,165
TreeHouse Foods, Inc. (I)	27,092	2,213,145
Tyson Foods, Inc., Class A	86,707	5,430,459
WH Group, Ltd. (S)	2,081,500	2,101,838
Wilmar International, Ltd.	411,903	1,001,892
Yakult Honsha Company, Ltd.	22,503	1,533,873
Yamazaki Baking Company, Ltd.	34,190	681,643
		223,182,402
Household products - 1.3%
Central Garden & Pet Company (I)	3,522	111,964
Central Garden & Pet Company, Class A (I)	6,266	188,105
Church & Dwight Company, Inc.	75,132	3,897,848
Colgate-Palmolive Company	266,153	19,729,922

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Household products (continued)
Energizer Holdings, Inc.	29,420	$1,412,748
Essity AB, Class B (I)	156,187	4,273,280
Henkel AG & Company KGaA	26,835	3,250,637
HRG Group, Inc. (I)	25,343	448,825
Kimberly-Clark Corp.	106,918	13,804,183
Lion Corp.	57,600	1,194,731
Oil-Dri Corp. of America	1,153	48,438
Reckitt Benckiser Group PLC	170,909	17,325,566
The Clorox Company	38,576	5,139,866
The Procter & Gamble Company	770,651	67,162,235
Unicharm Corp.	104,200	2,623,334
WD-40 Company	2,932	323,546
		140,935,228
Personal products - 0.7%
Avon Products, Inc. (I)	209,267	795,215
Beiersdorf AG	26,053	2,740,293
Coty, Inc., Class A	143,267	2,687,689
Edgewell Personal Care Company (I)	27,321	2,076,942
elf Beauty, Inc. (I) (L)	4,521	123,016
Inter Parfums, Inc.	3,779	138,500
Kao Corp.	127,175	7,561,609
Kose Corp.	7,800	855,432
L’Oreal SA	64,756	13,502,555
Medifast, Inc.	2,334	96,791
Natural Health Trends Corp.	1,907	53,110
Nu Skin Enterprises, Inc., Class A	23,632	1,485,035
Nutraceutical International Corp.	1,898	79,052
Pola Orbis Holdings, Inc.	23,872	631,572
Revlon, Inc., Class A (I)	2,610	61,857
Shiseido Company, Ltd.	97,060	3,459,960
The Estee Lauder Companies, Inc., Class A	67,467	6,475,483
Unilever NV	418,655	23,110,489
Unilever PLC	329,805	17,848,343
USANA Health Sciences, Inc. (I)	2,446	156,789
		83,939,732
Tobacco - 1.5%
Altria Group, Inc.	582,100	43,348,987
British American Tobacco PLC	479,135	32,649,638
Imperial Brands PLC	246,361	11,070,754
Japan Tobacco, Inc.	282,766	9,938,680
Philip Morris International, Inc.	468,022	54,969,184
Reynolds American, Inc.	249,388	16,220,196
Swedish Match AB	48,858	1,721,306
Universal Corp.	5,262	340,451
Vector Group, Ltd.	19,982	426,016
		170,685,212
		1,005,525,801
Energy - 5.1%
Energy equipment and services - 0.6%
Archrock, Inc.	16,084	183,358
Atwood Oceanics, Inc. (I) (L)	17,035	138,835

The accompanying notes are an integral part of the financial statements.

196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Energy equipment and services (continued)
Baker Hughes, Inc.	128,369	$6,997,394
Basic Energy Services, Inc. (I) (L)	3,964	98,704
Bristow Group, Inc. (L)	7,876	60,251
C&J Energy Services, Inc. (I)	10,075	345,270
Diamond Offshore Drilling, Inc. (I) (L)	45,172	489,213
Dril-Quip, Inc. (I) (L)	26,111	1,274,217
Ensco PLC, Class A	210,082	1,084,023
Era Group, Inc. (I)	5,165	48,861
Exterran Corp. (I)	7,058	188,449
Fairmount Santrol Holdings, Inc. (I) (L)	33,917	132,276
Forum Energy Technologies, Inc. (I) (L)	15,236	237,682
Frank’s International NV	11,801	97,830
Geospace Technologies Corp. (I)	3,533	48,861
Gulf Island Fabrication, Inc.	4,016	46,586
Halliburton Company	261,768	11,180,111
Helix Energy Solutions Group, Inc. (I)	31,251	176,256
Helmerich & Payne, Inc. (L)	32,323	1,756,432
Keane Group, Inc. (I)	6,807	108,912
Key Energy Services, Inc. (I)	2,769	53,276
Matrix Service Company (I)	6,506	60,831
McDermott International, Inc. (I)	60,714	435,319
Nabors Industries, Ltd.	135,964	1,106,747
National Oilwell Varco, Inc.	113,761	3,747,287
Natural Gas Services Group, Inc. (I)	3,191	79,296
NCS Multistage Holdings, Inc. (I)	2,433	61,263
Newpark Resources, Inc. (I)	20,112	147,823
Noble Corp. PLC	54,194	196,182
Oceaneering International, Inc.	46,744	1,067,633
Oil States International, Inc. (I)	35,676	968,603
Patterson-UTI Energy, Inc.	78,660	1,588,145
Petrofac, Ltd.	67,799	389,842
ProPetro Holding Corp. (I)	5,800	80,968
RigNet, Inc. (I)	3,267	52,435
Rowan Companies PLC, Class A (I)	85,446	874,967
Saipem SpA (I) (L)	158,397	586,574
Schlumberger, Ltd.	418,971	27,585,051
SEACOR Holdings, Inc. (I)	3,635	124,681
SEACOR Marine Holdings, Inc. (I)	3,894	79,282
Smart Sand, Inc. (I) (L)	5,364	47,793
Superior Energy Services, Inc. (I)	106,060	1,106,206
TechnipFMC PLC (I)	139,821	3,803,131
Tenaris SA (L)	121,776	1,901,377
Tesco Corp. (I)	13,479	59,982
TETRA Technologies, Inc. (I)	27,472	76,647
Transocean, Ltd. (I) (L)	120,518	991,863
U.S. Silica Holdings, Inc.	17,522	621,856
Unit Corp. (I)	11,323	212,080
		72,800,661
Oil, gas and consumable fuels - 4.5%
Abraxas Petroleum Corp. (I)	37,799	61,234
Alon USA Energy, Inc.	7,038	93,746
Anadarko Petroleum Corp.	168,945	7,659,966
Apache Corp.	114,742	5,499,517

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Arch Coal, Inc., Class A (L)	4,611	$314,931
Ardmore Shipping Corp.	7,124	58,061
Bill Barrett Corp. (I)	19,046	58,471
Bonanza Creek Energy, Inc. (I)	4,550	144,281
BP PLC	5,025,965	29,010,732
Cabot Oil & Gas Corp.	140,510	3,523,991
California Resources Corp. (I) (L)	9,741	83,286
Callon Petroleum Company (I) (L)	43,393	460,400
Caltex Australia, Ltd.	67,317	1,634,677
Carrizo Oil & Gas, Inc. (I)	13,771	239,891
Chesapeake Energy Corp. (I) (L)	230,397	1,145,073
Chevron Corp.	570,994	59,571,804
Cimarex Energy Company	28,447	2,674,302
Clean Energy Fuels Corp. (I)	32,012	81,310
Cloud Peak Energy, Inc. (I)	18,107	63,918
Concho Resources, Inc. (I)	44,707	5,433,242
ConocoPhillips	372,980	16,396,201
CONSOL Energy, Inc. (I)	84,274	1,259,054
Contango Oil & Gas Company (I)	7,004	46,507
CVR Energy, Inc. (L)	3,493	76,008
Delek US Holdings, Inc.	13,186	348,638
Denbury Resources, Inc. (I) (L)	89,195	136,468
Devon Energy Corp.	158,507	5,067,469
DHT Holdings, Inc.	17,926	74,393
Eclipse Resources Corp. (I)	21,477	61,424
Enagas SA	58,563	1,643,530
Energen Corp. (I)	46,182	2,280,005
Energy XXI Gulf Coast, Inc. (I)	6,542	121,485
Eni SpA	653,290	9,817,552
EOG Resources, Inc.	174,059	15,755,821
EQT Corp.	51,864	3,038,712
Evolution Petroleum Corp.	6,860	55,566
Exxon Mobil Corp.	1,276,966	103,089,465
Frontline, Ltd. (L)	17,416	99,794
Galp Energia SGPS SA	127,373	1,930,180
GasLog, Ltd. (L)	8,999	137,235
Gener8 Maritime, Inc. (I)	11,043	62,835
Golar LNG, Ltd. (L)	20,703	460,642
Green Plains, Inc.	8,164	167,770
Gulfport Energy Corp. (I)	75,678	1,116,251
Halcon Resources Corp. (I)	14,664	66,575
Hess Corp.	81,733	3,585,627
HollyFrontier Corp.	84,365	2,317,507
Idemitsu Kosan Company, Ltd.	23,100	657,164
Inpex Corp.	245,441	2,369,845
International Seaways, Inc. (I)	6,472	140,248
Jagged Peak Energy, Inc. (I)	7,047	94,077
JXTG Holdings, Inc.	787,911	3,447,511
Kinder Morgan, Inc.	578,590	11,085,784
Koninklijke Vopak NV	17,788	824,275
Lilis Energy, Inc. (I)	10,659	52,229
Lundin Petroleum AB (I)	48,356	932,012
Marathon Oil Corp.	254,700	3,018,195
Marathon Petroleum Corp.	156,354	8,182,005

The accompanying notes are an integral part of the financial statements.

197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Matador Resources Company (I)	63,705	$1,361,376
Murphy Oil Corp.	48,007	1,230,419
Neste OYJ	33,034	1,303,552
Newfield Exploration Company (I)	60,137	1,711,499
Noble Energy, Inc.	137,344	3,886,835
Nordic American Tankers, Ltd. (L)	22,360	141,762
Oasis Petroleum, Inc. (I)	51,140	411,677
Occidental Petroleum Corp.	230,410	13,794,647
Oil Search, Ltd.	353,855	1,852,991
OMV AG	38,037	1,975,741
ONEOK, Inc. (L)	63,180	3,295,469
Origin Energy, Ltd. (I)	453,078	2,388,947
Pacific Ethanol, Inc. (I)	9,692	60,575
Panhandle Oil and Gas, Inc., Class A	3,895	89,975
Par Pacific Holdings, Inc. (I) (L)	6,816	122,961
PBF Energy, Inc., Class A (L)	52,175	1,161,416
PDC Energy, Inc. (I)	14,142	609,662
Peabody Energy Corp. (I)	10,652	260,441
Penn Virginia Corp. (I)	3,113	114,403
Phillips 66	132,217	10,933,024
Pioneer Natural Resources Company	51,300	8,186,454
QEP Resources, Inc. (I)	114,420	1,155,642
Range Resources Corp.	56,927	1,318,999
Renewable Energy Group, Inc. (I)	8,556	110,800
Repsol SA	307,368	4,712,280
Resolute Energy Corp. (I)	4,763	141,795
REX American Resources Corp. (I)	1,244	120,121
Ring Energy, Inc. (I)	10,184	132,392
Royal Dutch Shell PLC, A Shares	1,138,124	30,238,475
Royal Dutch Shell PLC, B Shares	962,430	25,837,777
Sanchez Energy Corp. (I) (L)	15,791	113,379
SandRidge Energy, Inc. (I)	7,579	130,435
Santos, Ltd. (I)	483,766	1,125,159
Scorpio Tankers, Inc.	36,314	144,167
SemGroup Corp., Class A	14,323	386,721
Ship Finance International, Ltd. (L)	12,327	167,647
Showa Shell Sekiyu KK	46,694	433,710
SilverBow Resources, Inc. (I)	1,727	45,178
SM Energy Company	46,579	769,951
Snam SpA	582,904	2,543,884
Southwestern Energy Company (I)	240,673	1,463,292
SRC Energy, Inc. (I)	43,494	292,715
Statoil ASA	291,583	4,835,070
Stone Energy Corp. (I)	4,585	84,272
Teekay Corp. (L)	12,639	84,302
Teekay Tankers, Ltd., Class A	31,306	58,855
Tellurian, Inc. (I)	12,229	122,657
Tesoro Corp.	45,569	4,265,258
The Williams Companies, Inc.	249,010	7,540,023
TOTAL SA (L)	598,959	29,736,500
Ultra Petroleum Corp. (I)	41,975	455,429
Uranium Energy Corp. (I) (L)	33,558	53,357
Valero Energy Corp.	134,806	9,094,013
W&T Offshore, Inc. (I)	23,026	45,131

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
WildHorse Resource Development Corp. (I)	4,394	$54,354
Woodside Petroleum, Ltd.	194,114	4,452,790
World Fuel Services Corp.	32,930	1,266,159
WPX Energy, Inc. (I)	189,165	1,827,334
		508,082,741
		580,883,402
Financials - 16.5%
Banks - 8.5%
1st Source Corp.	3,294	157,914
ABN AMRO Group NV (S)	72,853	1,930,009
Access National Corp.	3,385	89,770
ACNB Corp.	1,526	46,543
Allegiance Bancshares, Inc. (I)	2,639	101,074
American National Bankshares, Inc.	1,965	72,607
Ameris Bancorp	7,798	375,864
Aozora Bank, Ltd.	301,271	1,150,217
Arrow Financial Corp.	2,540	80,391
Associated Banc-Corp.	72,463	1,826,068
Atlantic Capital Bancshares, Inc. (I)	4,827	91,713
Australia & New Zealand Banking Group, Ltd.	754,254	16,647,647
Banc of California, Inc. (L)	9,163	197,005
BancFirst Corp.	1,691	163,351
Banco Bilbao Vizcaya Argentaria SA	1,718,666	14,316,394
Banco de Sabadell SA	1,378,135	2,803,889
Banco Espirito Santo SA (I)	625,609	688
Banco Latinoamericano de Comercio Exterior SA	6,232	170,632
Banco Santander SA	3,747,221	24,881,073
BancorpSouth, Inc.	57,639	1,757,990
Bank Hapoalim BM	275,019	1,854,500
Bank Leumi Le-Israel BM	373,323	1,813,793
Bank of America Corp.	2,998,917	72,753,726
Bank of Commerce Holdings	4,924	54,410
Bank of Hawaii Corp.	20,325	1,686,365
Bank of Ireland (I)	7,101,951	1,865,675
Bank of Marin Bancorp	1,625	100,019
Bank of Queensland, Ltd.	100,815	886,990
Bank of the Ozarks, Inc.	57,775	2,707,914
Bankia SA	258,746	1,251,489
Bankinter SA	174,344	1,608,315
Bankwell Financial Group, Inc.	1,377	43,004
Banner Corp.	6,994	395,231
Bar Harbor Bankshares	3,485	107,408
Barclays PLC	4,359,103	11,528,836
BB&T Corp.	244,450	11,100,475
Bendigo and Adelaide Bank, Ltd.	120,595	1,026,574
Berkshire Hills Bancorp, Inc.	6,960	244,644
Blue Hills Bancorp, Inc.	5,325	95,318
BNP Paribas SA	288,424	20,764,422
BOC Hong Kong Holdings, Ltd.	947,741	4,535,614
Boston Private Financial Holdings, Inc.	17,825	273,614

The accompanying notes are an integral part of the financial statements.

198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Bridge Bancorp, Inc.	4,280	$142,524
Brookline Bancorp, Inc.	16,110	235,206
Bryn Mawr Bank Corp.	3,625	154,063
CaixaBank SA	919,633	4,396,188
Camden National Corp.	3,318	142,375
Canadian Imperial Bank of Commerce (I)	1	74
Capital Bank Financial Corp., Class A	5,952	226,771
Capital City Bank Group, Inc.	2,650	54,113
Capstar Financial Holdings, Inc. (I)	2,884	51,162
Carolina Financial Corp.	3,286	106,204
Cathay General Bancorp	51,618	1,958,903
CenterState Banks, Inc.	11,282	280,471
Central Pacific Financial Corp.	6,197	195,020
Central Valley Community Bancorp	2,911	64,508
Century Bancorp, Inc., Class A	1,051	66,844
Chemical Financial Corp.	48,862	2,365,409
Citigroup, Inc.	829,711	55,491,072
Citizens & Northern Corp.	4,176	97,134
Citizens Financial Group, Inc.	152,648	5,446,481
City Holding Company	3,176	209,203
Civista Bancshares, Inc.	2,865	59,821
CNB Financial Corp.	3,937	94,370
CoBiz Financial, Inc.	8,235	143,289
Codorus Valley Bancorp, Inc.	1,915	54,386
Columbia Banking System, Inc.	12,384	493,502
Comerica, Inc.	53,741	3,935,991
Commerce Bancshares, Inc.	41,582	2,363,105
Commerzbank AG	274,965	3,283,336
Commonwealth Bank of Australia	442,738	28,165,333
Community Bank System, Inc.	10,223	570,137
Community Bankers Trust Corp. (I)	6,836	56,397
Community Trust Bancorp, Inc.	3,291	143,981
Concordia Financial Group, Ltd.	317,346	1,608,431
ConnectOne Bancorp, Inc.	6,648	149,912
Credit Agricole SA	292,536	4,712,272
CU Bancorp (I)	3,543	128,079
Cullen/Frost Bankers, Inc.	27,081	2,543,177
Customers Bancorp, Inc. (I)	5,770	163,176
CVB Financial Corp.	22,150	496,825
Danske Bank A/S	189,452	7,288,799
DBS Group Holdings, Ltd.	458,483	6,900,522
DNB ASA	250,424	4,263,413
Eagle Bancorp, Inc. (I)	6,665	421,895
East West Bancorp, Inc.	68,744	4,027,024
Enterprise Financial Services Corp.	4,596	187,517
Equity Bancshares, Inc., Class A (I)	2,795	85,639
Erste Group Bank AG	77,706	2,976,508
Farmers Capital Bank Corp.	1,642	63,299
Farmers National Banc Corp.	5,693	82,549
FB Financial Corp. (I)	1,493	54,032
FCB Financial Holdings, Inc., Class A (I)	7,382	352,491
Fidelity Southern Corp.	5,027	114,917
Fifth Third Bancorp	226,108	5,869,764
Financial Institutions, Inc.	3,478	103,644

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
First Bancorp (I)	35,195	$203,779
First Bancorp (New York Stock Exchange)	5,407	169,023
First Bancorp, Inc.	2,543	68,814
First Busey Corp.	6,743	197,705
First Business Financial Services, Inc.	2,550	58,854
First Citizens BancShares, Inc., Class A	1,537	572,840
First Commonwealth Financial Corp.	20,107	254,957
First Community Bancshares, Inc.	3,524	96,381
First Community Financial Partners, Inc. (I)	4,426	57,095
First Connecticut Bancorp, Inc.	3,551	91,083
First Financial Bancorp	13,301	368,438
First Financial Bankshares, Inc. (L)	13,605	601,341
First Financial Corp.	2,385	112,811
First Financial Northwest, Inc.	2,592	41,809
First Foundation, Inc. (I)	6,396	105,086
First Horizon National Corp.	111,227	1,937,574
First Internet Bancorp	1,939	54,389
First Interstate BancSystem, Inc., Class A	5,560	206,832
First Merchants Corp.	8,812	353,714
First Mid-Illinois Bancshares, Inc.	1,836	62,865
First Midwest Bancorp, Inc.	21,546	502,237
First NBC Bank Holding Company (I)	4,227	117
First Northwest Bancorp (I)	2,984	47,058
Flushing Financial Corp.	6,151	173,397
FNB Bancorp	1,661	45,611
FNB Corp.	153,724	2,176,732
Franklin Financial Network, Inc. (I)	2,599	107,209
Fukuoka Financial Group, Inc.	196,101	935,639
Fulton Financial Corp.	119,316	2,267,004
German American Bancorp, Inc.	4,605	156,984
Glacier Bancorp, Inc.	16,375	599,489
Great Southern Bancorp, Inc.	2,399	128,347
Great Western Bancorp, Inc.	12,501	510,166
Green Bancorp, Inc. (I)	4,866	94,400
Guaranty Bancorp	5,128	139,482
Hancock Holding Company	58,071	2,845,479
Hang Seng Bank, Ltd.	195,890	4,098,055
Hanmi Financial Corp.	6,725	191,326
HarborOne Bancorp, Inc. (I)	3,153	62,934
Heartland Financial USA, Inc.	5,048	237,761
Heritage Commerce Corp.	8,596	118,453
Heritage Financial Corp.	6,422	170,183
Hilltop Holdings, Inc.	16,043	420,487
Home BancShares, Inc.	87,608	2,181,439
HomeTrust Bancshares, Inc. (I)	4,066	99,210
Hope Bancorp, Inc.	27,741	517,370
Horizon Bancorp	4,761	125,452
Howard Bancorp, Inc. (I)	2,591	49,877
HSBC Holdings PLC	5,104,579	47,380,516
Huntington Bancshares, Inc.	327,591	4,429,030
IBERIABANK Corp.	10,623	865,775
Independent Bank Corp. (MA)	5,717	381,038
Independent Bank Corp. (MI)	4,828	105,009

The accompanying notes are an integral part of the financial statements.

199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Independent Bank Group, Inc.	3,914	$232,883
ING Groep NV	996,865	17,208,639
International Bancshares Corp.	39,442	1,382,442
Intesa Sanpaolo SpA	3,259,409	10,367,562
Intesa Sanpaolo SpA (London Stock Exchange)	239,720	713,183
Investar Holding Corp.	2,387	54,662
Investors Bancorp, Inc.	53,175	710,418
Japan Post Bank Company, Ltd.	104,300	1,338,913
JPMorgan Chase & Co.	1,070,587	97,851,652
KBC Group NV	64,317	4,876,450
KeyCorp	330,924	6,201,516
Kyushu Financial Group, Inc.	88,800	562,684
Lakeland Bancorp, Inc.	9,716	183,147
Lakeland Financial Corp.	5,136	235,640
LCNB Corp.	2,295	45,900
LegacyTexas Financial Group, Inc.	10,265	391,404
Live Oak Bancshares, Inc. (L)	4,278	103,528
Lloyds Banking Group PLC	18,363,532	15,825,255
M&T Bank Corp.	46,356	7,507,354
Macatawa Bank Corp.	6,548	62,468
MainSource Financial Group, Inc.	5,333	178,709
MB Financial, Inc.	50,916	2,242,341
MBT Financial Corp.	5,420	52,574
Mebuki Financial Group, Inc.	257,400	961,065
Mediobanca SpA	146,192	1,446,282
Mercantile Bank Corp.	3,560	112,069
Middlefield Banc Corp.	833	41,983
Midland States Bancorp, Inc.	3,607	120,907
MidWestOne Financial Group, Inc.	2,793	94,655
Mitsubishi UFJ Financial Group, Inc.	3,095,068	20,876,367
Mizrahi Tefahot Bank, Ltd.	35,717	649,413
Mizuho Financial Group, Inc.	6,197,900	11,363,687
MutualFirst Financial, Inc.	1,271	45,375
National Australia Bank, Ltd.	687,835	15,647,176
National Bank Holdings Corp., Class A	5,188	171,775
National Commerce Corp. (I)	2,457	97,174
Natixis SA	243,127	1,632,041
NBT Bancorp, Inc.	9,229	341,012
Nicolet Bankshares, Inc. (I)	2,127	116,368
Nordea Bank AB	780,848	9,945,211
Northeast Bancorp	2,111	42,959
Northrim BanCorp, Inc.	2,178	66,211
OFG Bancorp (L)	9,705	97,050
Ohio Valley Banc Corp.	1,461	52,669
Old Line Bancshares, Inc.	2,301	64,842
Old National Bancorp	28,576	492,936
Old Point Financial Corp.	1,441	47,380
Old Second Bancorp, Inc.	7,063	81,578
Opus Bank	4,563	110,425
Orrstown Financial Services, Inc.	2,478	56,622
Oversea-Chinese Banking Corp., Ltd.	807,524	6,325,610
Pacific Continental Corp.	4,936	126,115
Pacific Mercantile Bancorp (I)	5,736	50,477

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Pacific Premier Bancorp, Inc. (I)	8,288	$305,827
PacWest Bancorp	57,031	2,663,348
Paragon Commercial Corp. (I)	1,146	60,131
Park National Corp.	2,784	288,756
Park Sterling Corp.	11,879	141,123
Parke Bancorp, Inc.	1,934	43,322
Peapack Gladstone Financial Corp.	3,826	119,716
Penns Woods Bancorp, Inc.	1,685	69,388
People’s United Financial, Inc.	103,805	1,833,196
People’s Utah Bancorp	3,286	88,065
Peoples Bancorp of North Carolina, Inc.	1,434	45,314
Peoples Bancorp, Inc.	3,810	122,415
Peoples Financial Services Corp.	1,652	72,242
Pinnacle Financial Partners, Inc.	44,053	2,766,542
Preferred Bank	2,870	153,459
Premier Financial Bancorp, Inc.	2,210	45,548
Prosperity Bancshares, Inc.	33,061	2,123,839
QCR Holdings, Inc.	2,725	129,165
Raiffeisen Bank International AG	37,964	958,271
Regions Financial Corp.	362,265	5,303,560
Renasant Corp.	9,203	402,539
Republic Bancorp, Inc., Class A	2,140	76,398
Republic First Bancorp, Inc. (I)	10,989	101,648
Resona Holdings, Inc.	570,446	3,151,036
S&T Bancorp, Inc.	7,250	259,985
Sandy Spring Bancorp, Inc.	5,021	204,154
Seacoast Banking Corp. of Florida (I)	8,543	205,886
ServisFirst Bancshares, Inc.	9,941	366,723
Seven Bank, Ltd. (L)	150,440	539,396
Shinsei Bank, Ltd.	423,663	742,157
Shore Bancshares, Inc.	3,844	63,234
Sierra Bancorp	2,705	66,408
Signature Bank (I)	25,543	3,666,187
Simmons First National Corp., Class A	6,493	343,480
Skandinaviska Enskilda Banken AB, Series A	389,607	4,716,830
SmartFinancial, Inc. (I)	2,140	51,103
Societe Generale SA	197,188	10,633,488
South State Corp.	6,076	520,713
Southern First Bancshares, Inc. (I)	1,986	73,581
Southern National Bancorp of Virginia, Inc.	2,709	47,678
Southside Bancshares, Inc.	5,905	206,334
Southwest Bancorp, Inc.	4,025	102,839
Standard Chartered PLC	843,993	8,548,134
State Bank Financial Corp.	7,890	213,977
Sterling Bancorp	27,702	644,072
Stock Yards Bancorp, Inc.	4,680	182,052
Stonegate Bank	2,928	135,215
Sumitomo Mitsui Financial Group, Inc.	345,258	13,480,407
Sumitomo Mitsui Trust Holdings, Inc.	85,683	3,077,670
Summit Financial Group, Inc.	1,948	42,856
Sun Bancorp, Inc.	2,859	70,474
Sunshine Bancorp, Inc. (I)	2,157	45,966

The accompanying notes are an integral part of the financial statements.

200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
SunTrust Banks, Inc.	145,697	$8,263,934
Suruga Bank, Ltd.	45,003	1,094,494
SVB Financial Group (I)	24,976	4,390,531
Svenska Handelsbanken AB, A Shares	391,986	5,614,071
Swedbank AB, A Shares	232,488	5,674,064
Synovus Financial Corp.	58,189	2,574,281
TCF Financial Corp.	81,462	1,298,504
Texas Capital Bancshares, Inc. (I)	34,212	2,648,009
The Bancorp, Inc. (I)	11,790	89,368
The Bank of East Asia, Ltd.	313,199	1,346,119
The Bank of Kyoto, Ltd.	78,070	739,796
The Bank of NT Butterfield & Son, Ltd.	11,193	381,681
The Chiba Bank, Ltd.	179,764	1,308,218
The Chugoku Bank, Ltd.	41,112	617,231
The Community Financial Corp.	1,191	45,854
The First of Long Island Corp.	5,218	149,235
The Hachijuni Bank, Ltd.	105,038	669,257
The Hiroshima Bank, Ltd.	126,000	560,878
The PNC Financial Services Group, Inc.	145,801	18,206,171
The Royal Bank of Scotland Group PLC (I)	916,120	2,956,035
The Shizuoka Bank, Ltd.	132,908	1,205,387
Tompkins Financial Corp.	3,031	238,600
Towne Bank	11,853	365,072
TriCo Bancshares	4,443	156,171
TriState Capital Holdings, Inc. (I)	4,955	124,866
Triumph Bancorp, Inc. (I)	3,637	89,288
Trustmark Corp.	46,532	1,496,469
Two River Bancorp	2,258	41,976
U.S. Bancorp	477,300	24,781,416
UMB Financial Corp.	30,391	2,275,070
Umpqua Holdings Corp.	151,487	2,781,301
UniCredit SpA	514,283	9,633,155
Union Bankshares Corp.	9,381	318,016
United Bankshares, Inc.	70,854	2,777,477
United Community Banks, Inc.	15,208	422,782
United Overseas Bank, Ltd.	338,139	5,676,893
Univest Corp. of Pennsylvania	5,610	168,020
Valley National Bancorp	179,987	2,125,646
Veritex Holdings, Inc. (I)	3,376	88,890
Washington Trust Bancorp, Inc.	3,190	164,445
WashingtonFirst Bankshares, Inc.	2,481	85,669
Webster Financial Corp.	43,869	2,290,839
Wells Fargo & Company	1,355,196	75,091,410
WesBanco, Inc.	9,049	357,797
West Bancorporation, Inc.	3,732	88,262
Westamerica Bancorporation (L)	5,499	308,164
Westpac Banking Corp.	862,361	20,191,270
Wintrust Financial Corp.	38,101	2,912,440
Yamaguchi Financial Group, Inc.	51,554	624,423
Zions Bancorporation	60,772	2,668,499
		963,079,138
Capital markets - 2.6%
3i Group PLC	251,455	2,956,494

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Aberdeen Asset Management PLC	234,588	$923,596
Affiliated Managers Group, Inc.	16,932	2,808,342
Ameriprise Financial, Inc.	45,954	5,849,485
Arlington Asset Investment Corp., Class A	4,810	65,753
Artisan Partners Asset Management, Inc., Class A	9,491	291,374
Associated Capital Group, Inc., Class A	1,367	46,478
ASX, Ltd.	50,034	2,061,452
B. Riley Financial, Inc.	3,307	61,345
BlackRock, Inc.	36,533	15,431,905
CBOE Holdings, Inc.	28,020	2,561,028
CME Group, Inc.	102,392	12,823,574
Cohen & Steers, Inc.	4,623	187,416
Cowen, Inc. (I)	6,036	98,085
Credit Suisse Group AG	602,965	8,773,738
Daiwa Securities Group, Inc.	429,508	2,557,594
Deutsche Bank AG (L)	531,608	9,451,876
Deutsche Boerse AG	49,514	5,230,168
Diamond Hill Investment Group, Inc.	681	135,791
Donnelley Financial Solutions, Inc. (I)	5,648	129,678
E*TRADE Financial Corp. (I)	81,976	3,117,547
Eaton Vance Corp.	54,706	2,588,688
Evercore Partners, Inc., Class A	8,685	612,293
FactSet Research Systems, Inc.	18,773	3,119,697
Federated Investors, Inc., Class B	44,138	1,246,899
Financial Engines, Inc. (L)	12,607	461,416
Franklin Resources, Inc.	103,237	4,623,985
GAIN Capital Holdings, Inc.	8,499	52,949
Greenhill & Company, Inc.	5,924	119,072
Hamilton Lane, Inc., Class A	3,303	72,633
Hargreaves Lansdown PLC	66,420	1,126,306
Hong Kong Exchanges & Clearing, Ltd.	298,971	7,723,734
Houlihan Lokey, Inc.	4,604	160,680
Intercontinental Exchange, Inc.	178,431	11,762,172
INTL. FCStone, Inc. (I)	3,367	127,138
Invesco, Ltd.	123,226	4,336,323
Investec PLC	169,054	1,263,166
Investment Technology Group, Inc.	7,135	151,547
Janus Henderson Group PLC (I)	85,816	2,841,368
Japan Exchange Group, Inc.	134,700	2,449,225
Julius Baer Group, Ltd.	57,805	3,054,198
KCG Holdings, Inc., Class A (I)	9,494	189,310
Ladenburg Thalmann Financial Services, Inc. (I)	22,497	54,893
Legg Mason, Inc.	40,568	1,548,075
London Stock Exchange Group PLC	80,643	3,835,984
Macquarie Group, Ltd.	83,002	5,644,453
MarketAxess Holdings, Inc.	17,883	3,596,271
Moelis & Company, Class A	5,359	208,197
Moody’s Corp.	50,154	6,102,739
Morgan Stanley	429,252	19,127,469
MSCI, Inc.	43,079	4,436,706
Nasdaq, Inc.	34,789	2,487,066
Nomura Holdings, Inc.	931,913	5,619,848

The accompanying notes are an integral part of the financial statements.

201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
Northern Trust Corp.	65,032	$6,321,761
OM Asset Management PLC	11,837	175,898
Oppenheimer Holdings, Inc., Class A	3,053	50,069
Partners Group Holding AG	4,487	2,786,026
Piper Jaffray Companies	3,054	183,087
PJT Partners, Inc., Class A	3,857	155,129
Pzena Investment Management, Inc., Class A	4,702	47,772
Raymond James Financial, Inc.	38,268	3,069,859
S&P Global, Inc.	77,687	11,341,525
Safeguard Scientifics, Inc. (I)	5,743	68,342
SBI Holdings, Inc.	51,790	704,273
Schroders PLC	31,901	1,289,946
SEI Investments Company	63,431	3,411,319
Singapore Exchange, Ltd.	204,148	1,088,002
State Street Corp.	106,597	9,564,949
Stifel Financial Corp. (I)	46,787	2,151,266
T. Rowe Price Group, Inc.	72,720	5,396,551
The Bank of New York Mellon Corp.	313,401	15,989,719
The Charles Schwab Corp.	366,678	15,752,487
The Goldman Sachs Group, Inc.	110,323	24,480,674
UBS Group AG	940,160	15,988,251
Virtu Financial, Inc., Class A (L)	5,306	93,651
Virtus Investment Partners, Inc.	1,467	162,764
Waddell & Reed Financial, Inc., Class A (L)	17,199	324,717
Westwood Holdings Group, Inc.	1,842	104,423
WisdomTree Investments, Inc. (L)	24,888	253,111
		297,262,790
Consumer finance - 0.5%
Acom Company, Ltd. (I) (L)	106,010	485,237
AEON Financial Service Company, Ltd.	28,653	608,077
American Express Company	226,226	19,057,278
Capital One Financial Corp.	145,564	12,026,498
Credit Saison Company, Ltd.	40,599	794,966
Discover Financial Services	114,586	7,126,103
Encore Capital Group, Inc. (I) (L)	5,143	206,491
Enova International, Inc. (I)	7,485	111,152
EZCORP, Inc., Class A (I)	11,355	87,434
FirstCash, Inc.	10,141	591,220
Green Dot Corp., Class A (I)	9,795	377,401
LendingClub Corp. (I)	68,386	376,807
Navient Corp.	84,823	1,412,303
Nelnet, Inc., Class A	4,299	202,096
PRA Group, Inc. (I)	9,908	375,513
Provident Financial PLC	38,157	1,210,211
Regional Management Corp. (I)	2,580	60,965
SLM Corp. (I)	205,068	2,358,282
Synchrony Financial	232,139	6,922,385
World Acceptance Corp. (I)	1,302	97,533
		54,487,952
Diversified financial services - 1.1%
AMP, Ltd.	763,707	3,047,367

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Diversified financial services (continued)
Berkshire Hathaway, Inc., Class B (I)	572,393	$96,946,202
Challenger, Ltd.	147,392	1,511,576
Eurazeo SA	11,472	860,925
EXOR NV	28,010	1,519,905
First Pacific Company, Ltd.	531,340	391,843
FNFV Group (I)	13,612	215,070
Groupe Bruxelles Lambert SA	20,607	1,983,488
Industrivarden AB, C Shares	41,828	1,003,439
Investor AB, B Shares	116,923	5,641,128
Kinnevik AB, B Shares	60,573	1,856,994
L E Lundbergforetagen AB, B Shares	9,687	765,177
Leucadia National Corp.	96,557	2,525,931
Marlin Business Services Corp.	2,289	57,568
Mitsubishi UFJ Lease & Finance Company, Ltd.	114,996	630,930
NewStar Financial, Inc.	7,425	77,963
On Deck Capital, Inc. (I)	12,563	58,544
ORIX Corp.	339,683	5,285,415
Pargesa Holding SA	9,898	754,182
Wendel SA	7,181	1,062,138
		126,195,785
Insurance - 3.7%
Admiral Group PLC	51,100	1,333,445
Aegon NV	455,378	2,330,583
Aflac, Inc.	119,639	9,293,558
Ageas	50,210	2,022,014
AIA Group, Ltd.	3,098,335	22,668,533
Alleghany Corp. (I)	7,346	4,369,401
Allianz SE	117,445	23,176,827
Ambac Financial Group, Inc. (I)	9,820	170,377
American Equity Investment Life Holding Company	18,591	488,571
American Financial Group, Inc.	35,028	3,480,732
American International Group, Inc.	265,073	16,572,364
AMERISAFE, Inc.	4,064	231,445
AmTrust Financial Services, Inc.	18,428	279,000
Aon PLC	78,968	10,498,796
Argo Group International Holdings, Ltd.	5,979	362,327
Arthur J. Gallagher & Company	54,510	3,120,698
Aspen Insurance Holdings, Ltd.	28,538	1,422,619
Assicurazioni Generali SpA	320,435	5,289,155
Assurant, Inc.	16,356	1,695,954
Atlas Financial Holdings, Inc. (I)	2,953	44,000
Aviva PLC	1,043,081	7,154,874
AXA SA	498,626	13,654,047
Baldwin & Lyons, Inc., Class B	2,719	66,616
Baloise Holding AG	12,927	2,002,388
Brown & Brown, Inc.	54,724	2,356,963
Chubb, Ltd.	140,715	20,457,147
Cincinnati Financial Corp.	45,104	3,267,785
Citizens, Inc. (I) (L)	11,950	88,191
CNO Financial Group, Inc.	117,800	2,459,664
CNP Assurances	43,665	980,113

The accompanying notes are an integral part of the financial statements.

202

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Dai-ichi Life Holdings, Inc.	276,337	$5,015,905
Direct Line Insurance Group PLC	355,481	1,646,062
Donegal Group, Inc., Class A	2,976	47,318
eHealth, Inc. (I)	3,670	68,996
EMC Insurance Group, Inc.	2,241	62,255
Employers Holdings, Inc.	6,659	281,676
Enstar Group, Ltd. (I)	2,293	455,504
Everest Re Group, Ltd.	12,385	3,153,097
FBL Financial Group, Inc., Class A	2,145	131,918
Federated National Holding Company	3,332	53,312
Fidelity & Guaranty Life	2,406	74,706
First American Financial Corp.	52,467	2,344,750
Genworth Financial, Inc., Class A (I)	345,517	1,302,599
Gjensidige Forsikring ASA	50,770	866,638
Global Indemnity, Ltd. (I)	1,858	72,035
Greenlight Capital Re, Ltd., Class A (I)	6,570	137,313
Hannover Rueck SE	15,601	1,873,891
HCI Group, Inc.	1,737	81,604
Health Insurance Innovations, Inc., Class A (I)	2,539	59,667
Heritage Insurance Holdings, Inc.	5,944	77,391
Horace Mann Educators Corp.	8,848	334,454
Infinity Property & Casualty Corp.	2,254	211,876
Insurance Australia Group, Ltd.	611,578	3,187,327
Investors Title Company	342	66,156
James River Group Holdings, Ltd.	3,773	149,901
Japan Post Holdings Company, Ltd.	116,100	1,444,212
Kemper Corp.	31,823	1,228,368
Kingstone Companies, Inc.	2,598	39,749
Kinsale Capital Group, Inc.	3,146	117,377
Legal & General Group PLC	1,527,057	5,138,543
Lincoln National Corp.	67,664	4,572,733
Loews Corp.	83,308	3,899,647
Maiden Holdings, Ltd.	15,486	171,895
Mapfre SA	274,666	961,388
Marsh & McLennan Companies, Inc.	155,274	12,105,161
MBIA, Inc. (I)	27,011	254,714
Medibank PVT., Ltd.	710,874	1,530,600
Mercury General Corp.	17,368	937,872
MetLife, Inc.	325,601	17,888,519
MS&AD Insurance Group Holdings, Inc.	122,051	4,116,618
Muenchener Rueckversicherungs-Gesellschaft AG	41,389	8,375,175
National General Holdings Corp.	10,611	223,892
National Western Life Group, Inc., Class A	509	162,687
NI Holdings, Inc. (I)	2,616	46,774
NN Group NV	77,472	2,748,941
Old Mutual PLC	1,273,223	3,212,184
Old Republic International Corp.	116,624	2,277,667
OneBeacon Insurance Group, Ltd., Class A	4,738	86,374
Poste Italiane SpA (S)	133,232	913,570
Primerica, Inc.	31,330	2,373,248
Principal Financial Group, Inc.	80,815	5,177,817
Prudential Financial, Inc.	129,313	13,983,908

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Prudential PLC	663,280	$15,224,765
QBE Insurance Group, Ltd.	350,626	3,182,448
Reinsurance Group of America, Inc.	30,643	3,934,255
RenaissanceRe Holdings, Ltd.	19,328	2,687,558
RLI Corp.	8,200	447,884
RSA Insurance Group PLC	263,500	2,113,745
Safety Insurance Group, Inc.	3,038	207,495
Sampo OYJ, A Shares	114,835	5,891,679
SCOR SE	44,406	1,764,152
Selective Insurance Group, Inc.	12,261	613,663
Sompo Holdings, Inc.	90,291	3,504,633
Sony Financial Holdings, Inc.	45,816	783,544
St. James’s Place PLC	136,311	2,101,032
Standard Life PLC	510,374	2,653,944
State Auto Financial Corp.	3,556	91,496
State National Companies, Inc.	6,636	121,970
Stewart Information Services Corp.	4,377	198,628
Suncorp Group, Ltd.	329,830	3,756,764
Swiss Life Holding AG	8,188	2,769,770
Swiss Re AG	83,295	7,633,382
T&D Holdings, Inc.	140,025	2,141,281
The Allstate Corp.	109,881	9,717,876
The Hanover Insurance Group, Inc.	20,302	1,799,366
The Hartford Financial Services Group, Inc.	110,771	5,823,231
The Navigators Group, Inc.	4,405	241,835
The Progressive Corp.	175,051	7,717,999
The Travelers Companies, Inc.	84,217	10,655,977
Third Point Reinsurance, Ltd. (I)	15,978	222,094
Tokio Marine Holdings, Inc.	175,185	7,290,017
Torchmark Corp.	32,843	2,512,490
Trupanion, Inc. (I)	5,311	118,860
Tryg A/S	29,571	646,689
UnipolSai Assicurazioni SpA	252,289	553,485
United Fire Group, Inc.	4,528	199,504
United Insurance Holdings Corp.	3,902	61,378
Universal Insurance Holdings, Inc.	6,726	169,495
Unum Group	68,535	3,195,787
W.R. Berkley Corp.	46,144	3,191,780
Willis Towers Watson PLC	38,296	5,570,536
WMIH Corp. (I)	45,600	57,000
XL Group, Ltd.	78,888	3,455,294
Zurich Insurance Group AG	38,721	11,300,679
		413,409,631
Mortgage real estate investment trusts - 0.0%
AG Mortgage Investment Trust, Inc.	6,031	110,367
Anworth Mortgage Asset Corp.	21,201	127,418
Apollo Commercial Real Estate Finance, Inc.	18,906	350,706
Ares Commercial Real Estate Corp.	7,107	93,031
ARMOUR Residential REIT, Inc.	7,430	185,750
Capstead Mortgage Corp.	19,445	202,811
Cherry Hill Mortgage Investment Corp.	2,920	53,932

The accompanying notes are an integral part of the financial statements.

203

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Mortgage real estate investment trusts (continued)
CYS Investments, Inc.	31,247	$262,787
Dynex Capital, Inc.	11,595	82,325
Great Ajax Corp.	5,034	70,375
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,445	238,877
Invesco Mortgage Capital, Inc.	23,603	394,406
KKR Real Estate Finance Trust, Inc.	2,058	44,247
Ladder Capital Corp.	15,056	201,901
MTGE Investment Corp.	9,595	180,386
New York Mortgage Trust, Inc. (L)	25,361	157,745
Orchid Island Capital, Inc.	7,193	70,923
PennyMac Mortgage Investment Trust	13,445	245,909
Redwood Trust, Inc.	16,043	273,373
Resource Capital Corp.	7,646	77,760
Sutherland Asset Management Corp.	4,003	59,445
Western Asset Mortgage Capital Corp.	9,296	95,749
		3,580,223
Thrifts and mortgage finance - 0.1%
ASB Bancorp, Inc. (I)	955	41,972
Astoria Financial Corp.	19,419	391,293
Bank Mutual Corp.	10,156	92,927
BankFinancial Corp.	4,220	62,962
Beneficial Bancorp, Inc. (I)	15,079	226,185
BofI Holding, Inc. (I) (L)	12,687	300,936
BSB Bancorp, Inc. (I)	2,349	68,708
Capitol Federal Financial, Inc.	26,606	378,071
Charter Financial Corp.	3,299	59,382
Clifton Bancorp, Inc.	5,160	85,295
Dime Community Bancshares, Inc.	6,901	135,260
Entegra Financial Corp. (I)	1,836	41,769
ESSA Bancorp, Inc.	2,993	44,057
Essent Group, Ltd. (I)	16,169	600,517
Federal Agricultural Mortgage Corp., Class C	1,962	126,941
First Defiance Financial Corp.	2,160	113,789
Flagstar Bancorp, Inc. (I)	4,546	140,108
Hingham Institution for Savings	298	54,215
Home Bancorp, Inc.	1,850	78,662
HomeStreet, Inc. (I)	6,016	166,493
Kearny Financial Corp.	18,204	270,329
LendingTree, Inc. (I) (L)	1,363	234,709
Malvern Bancorp, Inc. (I)	2,061	49,361
Meridian Bancorp, Inc.	10,339	174,729
Meta Financial Group, Inc.	1,932	171,948
MGIC Investment Corp. (I)	78,951	884,251
Nationstar Mortgage Holdings, Inc. (I) (L)	6,420	114,854
New York Community Bancorp, Inc.	232,682	3,055,115
NMI Holdings, Inc., Class A (I)	12,775	146,274
Northfield Bancorp, Inc.	9,201	157,797
Northwest Bancshares, Inc.	19,706	307,611
OceanFirst Financial Corp.	6,824	185,067
Ocwen Financial Corp. (I)	24,441	65,746
Oritani Financial Corp.	8,521	145,283

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
PCSB Financial Corp. (I)	4,585	$78,220
PennyMac Financial Services, Inc., Class A (I)	3,448	57,582
PHH Corp. (I)	11,762	161,963
Provident Financial Services, Inc.	12,755	323,722
Radian Group, Inc.	46,135	754,307
SI Financial Group, Inc.	3,483	56,076
Southern Missouri Bancorp, Inc.	1,671	53,906
Territorial Bancorp, Inc.	1,790	55,830
Timberland Bancorp, Inc.	2,068	52,258
TrustCo Bank Corp.	20,252	156,953
United Community Financial Corp.	10,144	84,297
United Financial Bancorp, Inc.	11,294	188,497
Walker & Dunlop, Inc. (I)	5,896	287,902
Washington Federal, Inc.	61,288	2,034,762
Waterstone Financial, Inc.	5,518	104,014
Western New England Bancorp, Inc.	7,029	71,344
WSFS Financial Corp.	6,451	292,553
		13,986,802
		1,872,002,321
Health care - 12.6%
Biotechnology - 2.2%
AbbVie, Inc.	479,606	34,776,231
Acceleron Pharma, Inc. (I) (L)	6,975	211,970
Achaogen, Inc. (I)	6,290	136,682
Achillion Pharmaceuticals, Inc. (I)	26,017	119,418
Acorda Therapeutics, Inc. (I)	9,321	183,624
Actelion, Ltd. (L)	24,918	6,972,439
Adamas Pharmaceuticals, Inc. (I) (L)	3,501	61,232
Aduro Biotech, Inc. (I)	9,305	106,077
Advaxis, Inc. (I) (L)	8,726	56,632
Agenus, Inc. (I)	17,703	69,219
Aimmune Therapeutics, Inc. (I)	7,672	157,736
Akebia Therapeutics, Inc. (I)	8,170	117,403
Alder Biopharmaceuticals, Inc. (I) (L)	10,384	118,897
Alexion Pharmaceuticals, Inc. (I)	67,676	8,234,139
AMAG Pharmaceuticals, Inc. (I)	7,472	137,485
Amgen, Inc.	221,759	38,193,553
Amicus Therapeutics, Inc. (I) (L)	30,868	310,841
Anavex Life Sciences Corp. (I) (L)	9,218	49,040
Ardelyx, Inc. (I)	8,394	42,809
Arena Pharmaceuticals, Inc. (I)	7,330	123,655
Array BioPharma, Inc. (I)	37,243	311,724
Atara Biotherapeutics, Inc. (I) (L)	5,676	79,464
Athersys, Inc. (I) (L)	25,687	38,787
Audentes Therapeutics, Inc. (I)	3,573	68,351
Avexis, Inc. (I)	4,416	362,819
Axovant Sciences, Ltd. (I) (L)	6,483	150,341
Bellicum Pharmaceuticals, Inc. (I) (L)	6,194	72,346
BioCryst Pharmaceuticals, Inc. (I)	17,524	97,433
Biogen, Inc. (I)	64,378	17,469,614
Biohaven Pharmaceutical Holding Company, Ltd. (I)	2,264	56,600

The accompanying notes are an integral part of the financial statements.

204

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
BioSpecifics Technologies Corp. (I)	1,357	$67,185
BioTime, Inc. (I)	18,153	57,182
Bioverativ, Inc. (I)	51,460	3,096,348
Bluebird Bio, Inc. (I)	8,781	922,444
Blueprint Medicines Corp. (I)	8,381	424,665
Calithera Biosciences, Inc. (I)	6,747	100,193
Cara Therapeutics, Inc. (I) (L)	5,914	91,016
Catalyst Pharmaceuticals, Inc. (I)	17,267	47,657
Celgene Corp. (I)	235,310	30,559,710
Celldex Therapeutics, Inc. (I) (L)	27,963	69,069
ChemoCentryx, Inc. (I)	6,129	57,367
Chimerix, Inc. (I)	11,114	60,571
Clovis Oncology, Inc. (I)	8,430	789,301
Coherus Biosciences, Inc. (I) (L)	8,447	121,214
Conatus Pharmaceuticals, Inc. (I)	6,257	36,040
Concert Pharmaceuticals, Inc. (I)	4,194	58,506
Corbus Pharmaceuticals Holdings, Inc. (I) (L)	10,253	64,594
CSL, Ltd.	116,977	12,414,738
Curis, Inc. (I)	27,352	51,695
Cytokinetics, Inc. (I)	9,111	110,243
CytomX Therapeutics, Inc. (I)	6,525	101,138
Durata Therapeutics, Inc. (I)	3,707	0
Dyax Corp. (I)	30,138	73,838
Dynavax Technologies Corp. (I)	11,090	107,019
Eagle Pharmaceuticals, Inc. (I) (L)	1,763	139,083
Edge Therapeutics, Inc. (I)	5,007	51,372
Editas Medicine, Inc. (I) (L)	7,449	124,994
Emergent BioSolutions, Inc. (I) (L)	7,189	243,779
Enanta Pharmaceuticals, Inc. (I)	3,470	124,851
Epizyme, Inc. (I)	9,235	139,449
Esperion Therapeutics, Inc. (I) (L)	3,251	150,456
Exact Sciences Corp. (I)	23,505	831,372
FibroGen, Inc. (I)	12,865	415,540
Five Prime Therapeutics, Inc. (I)	5,932	178,613
Flexion Therapeutics, Inc. (I) (L)	6,124	123,827
Foundation Medicine, Inc. (I) (L)	3,093	122,947
Genmab A/S (I)	14,809	3,157,570
Genomic Health, Inc. (I)	4,302	140,030
Geron Corp. (I) (L)	33,504	92,806
Gilead Sciences, Inc.	393,802	27,873,306
Global Blood Therapeutics, Inc. (I) (L)	8,019	219,320
Grifols SA	77,076	2,148,963
Halozyme Therapeutics, Inc. (I) (L)	23,634	302,988
Heron Therapeutics, Inc. (I) (L)	10,064	139,386
Idera Pharmaceuticals, Inc. (I) (L)	25,815	44,402
Idorsia, Ltd. (I)	24,918	470,347
Ignyta, Inc. (I)	11,148	115,382
ImmunoGen, Inc. (I) (L)	18,693	132,907
Immunomedics, Inc. (I) (L)	22,202	196,044
Incyte Corp. (I)	51,222	6,449,362
Inovio Pharmaceuticals, Inc. (I) (L)	15,235	119,442
Insmed, Inc. (I)	13,691	234,938
Insys Therapeutics, Inc. (I)	5,245	66,349

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Intellia Therapeutics, Inc. (I)	3,514	$56,224
Invitae Corp. (I)	8,970	85,753
Iovance Biotherapeutics, Inc. (I)	11,938	87,744
Ironwood Pharmaceuticals, Inc. (I)	28,934	546,274
KalVista Pharmaceuticals, Inc. (I)	231	1,663
Karyopharm Therapeutics, Inc. (I)	7,793	70,527
Keryx Biopharmaceuticals, Inc. (I) (L)	18,172	131,384
Kindred Biosciences, Inc. (I)	5,384	46,302
Kite Pharma, Inc. (I) (L)	10,475	1,085,943
La Jolla Pharmaceutical Company (I) (L)	3,880	115,508
Lexicon Pharmaceuticals, Inc. (I)	9,614	158,150
Ligand Pharmaceuticals, Inc. (I)	4,343	527,240
Loxo Oncology, Inc. (I)	4,333	347,463
MacroGenics, Inc. (I)	7,343	128,576
Merrimack Pharmaceuticals, Inc. (L)	31,988	39,665
MiMedx Group, Inc. (I)	22,100	330,837
Minerva Neurosciences, Inc. (I)	6,117	54,135
Momenta Pharmaceuticals, Inc. (I)	15,826	267,459
Myriad Genetics, Inc. (I) (L)	13,828	357,316
NantKwest, Inc. (I)	7,294	55,361
Natera, Inc. (I)	7,325	79,550
NewLink Genetics Corp. (I)	5,363	39,418
Novavax, Inc. (I) (L)	64,622	74,315
Novelion Therapeutics, Inc. (I)	4,060	37,474
Oncocyte Corp. (I)	2,127	11,060
Organovo Holdings, Inc. (I)	23,761	62,491
Otonomy, Inc. (I)	6,414	120,904
PDL BioPharma, Inc. (I)	36,573	90,335
Pieris Pharmaceuticals, Inc. (I)	8,369	42,347
Portola Pharmaceuticals, Inc. (I)	10,721	602,199
Progenics Pharmaceuticals, Inc. (I)	15,615	106,026
Prothena Corp. PLC (I)	8,272	447,681
PTC Therapeutics, Inc. (I)	7,401	135,660
Puma Biotechnology, Inc. (I)	6,173	539,520
Ra Pharmaceuticals, Inc. (I)	2,723	51,029
Radius Health, Inc. (I) (L)	8,009	362,247
Regeneron Pharmaceuticals, Inc. (I)	22,964	11,278,539
REGENXBIO, Inc. (I)	6,097	120,416
Repligen Corp. (I)	7,383	305,952
Retrophin, Inc. (I)	8,402	162,915
Rigel Pharmaceuticals, Inc. (I)	27,783	75,848
Sage Therapeutics, Inc. (I) (L)	7,429	591,646
Sangamo Therapeutics, Inc. (I)	15,780	138,864
Sarepta Therapeutics, Inc. (I) (L)	11,195	377,383
Selecta Biosciences, Inc. (I)	2,876	57,117
Seres Therapeutics, Inc. (I)	4,955	55,992
Shire PLC	232,405	12,814,561
Spark Therapeutics, Inc. (I)	5,035	300,791
Spectrum Pharmaceuticals, Inc. (I)	17,273	128,684
Stemline Therapeutics, Inc. (I)	5,551	51,069
Synergy Pharmaceuticals, Inc. (I) (L)	49,124	218,602
Syros Pharmaceuticals, Inc. (I)	3,034	48,817
TG Therapeutics, Inc. (I) (L)	10,646	106,992
Ultragenyx Pharmaceutical, Inc. (I) (L)	8,517	528,991

The accompanying notes are an integral part of the financial statements.

205

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
United Therapeutics Corp. (I)	21,439	$2,781,281
Vanda Pharmaceuticals, Inc. (I)	9,724	158,501
Veracyte, Inc. (I)	6,341	52,821
Versartis, Inc. (I)	7,239	126,321
Vertex Pharmaceuticals, Inc. (I)	75,058	9,672,724
Xencor, Inc. (I)	8,298	175,171
ZIOPHARM Oncology, Inc. (I)	28,959	180,125
		250,724,022
Health care equipment and supplies - 2.3%
Abaxis, Inc.	4,659	247,020
Abbott Laboratories	522,927	25,419,481
ABIOMED, Inc. (I)	19,389	2,778,444
Accuray, Inc. (I)	18,754	89,082
Align Technology, Inc. (I)	22,768	3,417,932
Analogic Corp.	2,664	193,540
AngioDynamics, Inc. (I)	8,124	131,690
Anika Therapeutics, Inc. (I)	3,127	154,286
Antares Pharma, Inc. (I)	32,380	104,264
AtriCure, Inc. (I)	6,985	169,386
Atrion Corp.	291	187,200
AxoGen, Inc. (I)	6,223	104,235
Baxter International, Inc.	147,059	8,902,952
Becton, Dickinson and Company	68,529	13,370,693
Boston Scientific Corp. (I)	412,734	11,440,986
C.R. Bard, Inc.	21,830	6,900,681
Cantel Medical Corp.	7,753	604,036
Cardiovascular Systems, Inc. (I)	7,011	225,965
Cerus Corp. (I) (L)	24,987	62,717
Cochlear, Ltd.	14,807	1,768,508
Coloplast A/S, B Shares	30,682	2,564,565
ConforMIS, Inc. (I) (L)	10,267	44,045
CONMED Corp.	5,780	294,433
ConvaTec Group PLC (I) (S)	300,258	1,247,566
CryoLife, Inc. (I)	7,161	142,862
Cutera, Inc. (I)	3,142	81,378
CYBERDYNE, Inc. (I) (L)	24,600	327,808
Danaher Corp.	184,110	15,537,043
DENTSPLY SIRONA, Inc.	68,852	4,464,364
Edwards Lifesciences Corp. (I)	63,238	7,477,261
Endologix, Inc. (I) (L)	18,289	88,885
Entellus Medical, Inc. (I) (L)	3,219	53,307
Essilor International SA	53,248	6,773,822
Exactech, Inc. (I)	2,544	75,811
FONAR Corp. (I)	1,561	43,318
GenMark Diagnostics, Inc. (I)	9,921	117,365
Getinge AB, B Shares	51,181	1,002,444
Glaukos Corp. (I) (L)	6,175	256,077
Globus Medical, Inc., Class A (I)	49,259	1,632,936
Haemonetics Corp. (I)	11,081	437,589
Halyard Health, Inc. (I)	32,197	1,264,698
Hill-Rom Holdings, Inc.	28,474	2,266,815
Hologic, Inc. (I)	83,906	3,807,654
Hoya Corp.	100,007	5,206,502

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
ICU Medical, Inc. (I)	3,163	$545,618
IDEXX Laboratories, Inc. (I)	26,524	4,281,504
Inogen, Inc. (I)	3,662	349,428
Insulet Corp. (I)	12,442	638,399
Integer Holdings Corp. (I)	6,659	288,002
Integra LifeSciences Holdings Corp. (I)	13,061	711,955
Intuitive Surgical, Inc. (I)	11,105	10,387,284
Invacare Corp.	7,075	93,390
iRhythm Technologies, Inc. (I)	3,032	128,830
K2M Group Holdings, Inc. (I)	8,814	214,709
Lantheus Holdings, Inc. (I)	5,770	101,841
LeMaitre Vascular, Inc.	3,308	103,276
LivaNova PLC (I) (L)	30,910	1,892,001
Masimo Corp. (I)	31,224	2,847,004
Medtronic PLC	412,543	36,613,191
Meridian Bioscience, Inc.	9,243	145,577
Merit Medical Systems, Inc. (I)	10,484	399,965
Natus Medical, Inc. (I)	6,918	258,041
Neogen Corp. (I)	7,928	547,904
Nevro Corp. (I)	5,913	440,105
Novocure, Ltd. (I) (L)	12,581	217,651
NuVasive, Inc. (I)	34,898	2,684,354
NxStage Medical, Inc. (I)	14,030	351,732
Olympus Corp.	75,202	2,755,279
OraSure Technologies, Inc. (I)	12,309	212,453
Orthofix International NV (I)	3,696	171,790
Oxford Immunotec Global PLC (I)	5,398	90,794
Penumbra, Inc. (I) (L)	6,253	548,701
Pulse Biosciences, Inc. (I)	2,075	71,650
Quidel Corp. (I)	6,022	163,437
Quotient, Ltd. (I)	6,990	51,446
ResMed, Inc.	67,476	5,254,356
Rockwell Medical, Inc. (I) (L)	10,727	85,065
RTI Surgical, Inc. (I)	12,971	75,880
Smith & Nephew PLC	224,632	3,879,054
Sonova Holding AG	13,522	2,199,670
STAAR Surgical Company (I)	8,944	96,595
STERIS PLC	40,410	3,293,415
Straumann Holding AG	2,446	1,392,925
Stryker Corp.	93,513	12,977,734
Surmodics, Inc. (I)	3,185	89,658
Sysmex Corp.	40,379	2,416,832
Tactile Systems Technology, Inc. (I)	2,147	61,361
Teleflex, Inc.	21,402	4,446,480
Terumo Corp.	82,917	3,271,819
The Cooper Companies, Inc.	14,806	3,544,853
The Spectranetics Corp. (I)	9,313	357,619
Utah Medical Products, Inc.	933	67,549
Varex Imaging Corp. (I)	7,992	270,130
Varian Medical Systems, Inc. (I)	27,742	2,862,697
ViewRay, Inc. (I)	7,093	45,892
West Pharmaceutical Services, Inc.	34,996	3,307,822
William Demant Holding A/S (I)	31,026	802,765
Wright Medical Group NV (I)	22,389	615,474

The accompanying notes are an integral part of the financial statements.

206

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	60,662	$7,789,001
		258,993,603
Health care providers and services - 2.0%
Acadia Healthcare Company, Inc. (I) (L)	36,354	1,795,161
Aceto Corp.	6,569	101,491
Addus HomeCare Corp. (I)	1,786	66,439
Aetna, Inc.	99,962	15,177,230
Alfresa Holdings Corp.	48,200	931,856
Almost Family, Inc. (I)	2,748	169,414
Amedisys, Inc. (I)	6,159	386,847
American Renal Associates Holdings, Inc. (I)	2,352	43,630
AmerisourceBergen Corp.	49,779	4,705,609
AMN Healthcare Services, Inc. (I) (L)	10,012	390,969
Anthem, Inc.	79,860	15,024,062
BioScrip, Inc. (I) (L)	27,536	74,760
BioTelemetry, Inc. (I)	6,073	203,142
Capital Senior Living Corp. (I)	5,693	86,591
Cardinal Health, Inc.	95,223	7,419,776
Centene Corp. (I)	51,594	4,121,329
Chemed Corp.	3,306	676,176
Cigna Corp.	77,182	12,919,495
Civitas Solutions, Inc. (I)	3,638	63,665
Community Health Systems, Inc. (I)	20,729	206,461
CorVel Corp. (I)	2,098	99,550
Cross Country Healthcare, Inc. (I)	8,118	104,803
DaVita, Inc. (I)	46,576	3,016,262
Diplomat Pharmacy, Inc. (I)	10,315	152,662
Envision Healthcare Corp. (I)	35,816	2,244,589
Express Scripts Holding Company (I)	178,902	11,421,104
Fresenius Medical Care AG & Company KGaA	55,168	5,323,524
Fresenius SE & Company KGaA	106,648	9,156,036
HCA Healthcare, Inc. (I)	86,295	7,524,924
HealthEquity, Inc. (I)	10,704	533,380
Healthscope, Ltd.	455,267	773,723
HealthSouth Corp.	61,446	2,973,986
Henry Schein, Inc. (I)	23,849	4,364,844
Humana, Inc.	43,506	10,468,414
Kindred Healthcare, Inc.	18,184	211,844
Laboratory Corp. of America Holdings (I)	30,703	4,732,560
Landauer, Inc.	2,055	107,477
LHC Group, Inc. (I)	3,369	228,721
LifePoint Health, Inc. (I)	19,203	1,289,481
Magellan Health, Inc. (I)	5,054	368,437
McKesson Corp.	63,568	10,459,479
Mediclinic International PLC (London Stock Exchange)	94,391	913,048
Medipal Holdings Corp.	42,941	796,215
MEDNAX, Inc. (I)	44,255	2,671,674
Miraca Holdings, Inc.	14,717	662,840
Molina Healthcare, Inc. (I)	29,698	2,054,508
National HealthCare Corp.	2,349	164,759

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
National Research Corp., Class A	2,292	$61,655
Owens & Minor, Inc.	41,815	1,346,025
Patterson Companies, Inc.	24,244	1,138,256
PharMerica Corp. (I)	6,385	167,606
Quest Diagnostics, Inc.	41,278	4,588,462
R1 RCM, Inc. (I)	22,478	84,293
RadNet, Inc. (I)	9,120	70,680
Ramsay Health Care, Ltd.	36,523	2,066,537
Ryman Healthcare, Ltd.	102,866	624,963
Select Medical Holdings Corp. (I)	23,209	356,258
Sonic Healthcare, Ltd.	102,066	1,900,345
Surgery Partners, Inc. (I)	4,137	94,117
Suzuken Company, Ltd.	18,548	617,427
Teladoc, Inc. (I) (L)	11,566	401,340
Tenet Healthcare Corp. (I) (L)	55,827	1,079,694
The Ensign Group, Inc.	10,285	223,904
The Providence Service Corp. (I)	2,507	126,879
Tivity Health, Inc. (I)	7,795	310,631
Triple-S Management Corp., Class B (I)	5,436	91,923
UnitedHealth Group, Inc.	290,378	53,841,889
Universal Health Services, Inc., Class B	26,959	3,291,155
US Physical Therapy, Inc.	2,578	155,711
VCA, Inc. (I)	38,668	3,569,443
WellCare Health Plans, Inc. (I)	21,172	3,801,644
		227,393,784
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	125,275	1,598,509
Castlight Health, Inc., B Shares (I)	15,392	63,877
Cerner Corp. (I)	88,613	5,890,106
Computer Programs & Systems, Inc.	2,510	82,328
Cotiviti Holdings, Inc. (I)	5,664	210,361
Evolent Health, Inc., Class A (I)	8,297	210,329
HealthStream, Inc. (I)	5,702	150,077
HMS Holdings Corp. (I)	18,161	335,979
Inovalon Holdings, Inc., Class A (I) (L)	13,697	180,116
M3, Inc.	54,043	1,490,851
Medidata Solutions, Inc. (I)	36,658	2,866,656
Omnicell, Inc. (I)	7,741	333,637
Quality Systems, Inc. (I)	11,258	193,750
Vocera Communications, Inc. (I)	6,138	162,166
		13,768,742
Life sciences tools and services - 0.6%
Accelerate Diagnostics, Inc. (I) (L)	5,663	154,883
Agilent Technologies, Inc.	97,183	5,763,924
Albany Molecular Research, Inc. (I)	5,560	120,652
Bio-Rad Laboratories, Inc., Class A (I)	9,905	2,241,601
Bio-Techne Corp.	17,763	2,087,153
Cambrex Corp. (I)	6,937	414,486
Charles River Laboratories International, Inc. (I)	22,666	2,292,666
Enzo Biochem, Inc. (I)	9,488	104,748
Eurofins Scientific SE	2,817	1,589,365
Illumina, Inc. (I)	44,005	7,635,748

The accompanying notes are an integral part of the financial statements.

207

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Life sciences tools and services (continued)
INC Research Holdings, Inc., Class A (I)	37,414	$2,188,719
Lonza Group AG	19,068	4,130,435
Luminex Corp.	8,802	185,898
Medpace Holdings, Inc. (I)	1,649	47,821
Mettler-Toledo International, Inc. (I)	7,785	4,581,784
NanoString Technologies, Inc. (I)	4,334	71,684
NeoGenomics, Inc. (I)	12,600	112,896
Pacific Biosciences of California, Inc. (I) (L)	19,572	69,676
PAREXEL International Corp. (I)	34,843	3,028,205
PerkinElmer, Inc.	33,169	2,260,136
PRA Health Sciences, Inc. (I)	8,272	620,483
QIAGEN NV	56,676	1,885,822
Thermo Fisher Scientific, Inc.	117,903	20,570,536
Waters Corp. (I)	23,988	4,409,954
		66,569,275
Pharmaceuticals - 5.4%
Aclaris Therapeutics, Inc. (I) (L)	4,431	120,169
Aerie Pharmaceuticals, Inc. (I)	6,558	344,623
Akorn, Inc. (I)	41,483	1,391,340
Allergan PLC	101,218	24,605,084
Amphastar Pharmaceuticals, Inc. (I)	7,952	142,023
ANI Pharmaceuticals, Inc. (I)	1,763	82,508
Aratana Therapeutics, Inc. (I)	9,521	68,837
Assembly Biosciences, Inc. (I)	3,228	66,658
Astellas Pharma, Inc.	553,447	6,783,429
AstraZeneca PLC	325,141	21,779,088
Bayer AG	212,506	27,542,912
Bristol-Myers Squibb Company	496,450	27,662,194
Catalent, Inc. (I)	86,299	3,029,095
Cempra, Inc. (I) (L)	10,992	50,563
Chelsea Therapeutics International, Ltd. (I)	19,199	1,536
Chugai Pharmaceutical Company, Ltd.	57,834	2,166,803
Clearside Biomedical, Inc. (I)	5,130	46,734
Collegium Pharmaceutical, Inc. (I)	5,237	65,515
Corcept Therapeutics, Inc. (I)	19,675	232,165
Daiichi Sankyo Company, Ltd.	145,786	3,440,974
Depomed, Inc. (I)	12,488	134,121
Dermira, Inc. (I)	8,273	241,075
Durect Corp. (I)	33,757	52,661
Eisai Company, Ltd. (L)	68,568	3,793,698
Eli Lilly & Company	292,607	24,081,556
Endo International PLC (I)	94,473	1,055,263
GlaxoSmithKline PLC	1,261,852	26,861,357
H Lundbeck A/S	17,733	995,481
Heska Corp. (I)	1,394	142,286
Hikma Pharmaceuticals PLC	36,424	697,574
Hisamitsu Pharmaceutical Company, Inc.	16,084	771,125
Horizon Pharma PLC (I)	35,077	416,364
Impax Laboratories, Inc. (I)	15,970	257,117
Innoviva, Inc. (I)	16,393	209,830
Intersect ENT, Inc. (I)	5,704	159,427
Intra-Cellular Therapies, Inc. (I) (L)	7,618	94,616

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Ipsen SA	9,662	$1,322,127
Johnson & Johnson	811,756	107,387,201
Kyowa Hakko Kirin Company, Ltd.	65,959	1,226,772
Lannett Company, Inc. (I) (L)	6,198	126,439
Mallinckrodt PLC (I)	29,997	1,344,166
Merck & Company, Inc.	824,226	52,824,644
Merck KGaA	33,099	4,004,934
Mitsubishi Tanabe Pharma Corp.	57,434	1,328,568
Mylan NV (I)	138,988	5,395,514
MyoKardia, Inc. (I)	4,148	54,339
Nektar Therapeutics (I)	31,865	622,961
Novartis AG	573,901	47,936,004
Novo Nordisk A/S, Class B	465,421	19,997,874
Ocular Therapeutix, Inc. (I) (L)	5,190	48,111
Omeros Corp. (I)	9,046	180,061
Ono Pharmaceutical Company, Ltd.	106,500	2,322,912
Orion OYJ, Class B	26,636	1,701,528
Otsuka Holdings Company, Ltd.	100,093	4,273,495
Pacira Pharmaceuticals, Inc. (I)	8,435	402,350
Paratek Pharmaceuticals, Inc. (I)	5,213	125,633
Perrigo Company PLC	43,111	3,255,743
Pfizer, Inc.	1,798,368	60,407,181
Phibro Animal Health Corp., Class A	4,068	150,719
Prestige Brands Holdings, Inc. (I)	36,525	1,928,885
Reata Pharmaceuticals, Inc., Class A (I)	1,930	61,065
Recordati SpA	26,763	1,085,294
Revance Therapeutics, Inc. (I)	5,039	133,030
Roche Holding AG	180,559	46,135,505
Sanofi	298,841	28,634,916
Santen Pharmaceutical Company, Ltd.	93,300	1,267,305
SciClone Pharmaceuticals, Inc. (I)	11,597	127,567
Shionogi & Company, Ltd.	76,111	4,243,788
Sucampo Pharmaceuticals, Inc., Class A (I)	5,235	54,968
Sumitomo Dainippon Pharma Company, Ltd. (L)	41,592	567,726
Supernus Pharmaceuticals, Inc. (I)	10,113	435,870
Taisho Pharmaceutical Holdings Company, Ltd.	8,116	618,394
Takeda Pharmaceutical Company, Ltd.	182,816	9,281,378
Taro Pharmaceutical Industries, Ltd. (I) (L)	3,200	358,592
Teligent, Inc. (I)	9,319	85,269
Tetraphase Pharmaceuticals, Inc. (I)	8,743	62,338
Teva Pharmaceutical Industries, Ltd., ADR	234,508	7,790,356
The Medicines Company (I) (L)	14,789	562,130
TherapeuticsMD, Inc. (I) (L)	33,916	178,737
Theravance Biopharma, Inc. (I) (L)	9,040	360,154
UCB SA	32,663	2,246,439
Vifor Pharma AG (L)	12,524	1,383,372
WaVe Life Sciences, Ltd. (I)	2,728	50,741
Zoetis, Inc.	147,920	9,227,250
Zogenix, Inc. (I)	5,559	80,606

The accompanying notes are an integral part of the financial statements.

208

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Zynerba Pharmaceuticals, Inc. (I)	2,697	$45,768
		613,032,520
		1,430,481,946
Industrials - 11.8%
Aerospace and defense - 1.8%
AAR Corp.	6,855	238,280
Aerojet Rocketdyne Holdings, Inc. (I)	14,884	309,587
Aerovironment, Inc. (I)	4,565	174,383
Airbus SE	148,964	12,293,325
Arconic, Inc.	131,899	2,987,512
Astronics Corp. (I)	4,730	144,123
Axon Enterprise, Inc. (I) (L)	11,169	280,789
BAE Systems PLC	816,083	6,736,990
Cobham PLC	612,470	1,034,313
Cubic Corp.	5,350	247,705
Curtiss-Wright Corp.	30,396	2,789,745
Dassault Aviation SA	636	888,811
DigitalGlobe, Inc. (I)	13,243	440,992
Ducommun, Inc. (I)	2,440	77,055
Elbit Systems, Ltd.	6,003	740,497
Engility Holdings, Inc. (I)	4,030	114,452
Esterline Technologies Corp. (I)	19,718	1,869,266
General Dynamics Corp.	85,464	16,930,418
Huntington Ingalls Industries, Inc.	21,895	4,075,973
KLX, Inc. (I)	35,711	1,785,550
Kratos Defense & Security Solutions, Inc. (I)	15,775	187,249
L3 Technologies, Inc.	23,329	3,897,809
Leonardo SpA	104,512	1,740,099
Lockheed Martin Corp.	75,006	20,822,416
Meggitt PLC	199,147	1,237,450
Mercury Systems, Inc. (I)	9,961	419,258
Moog, Inc., Class A (I)	6,801	487,768
National Presto Industries, Inc.	1,012	111,826
Northrop Grumman Corp.	52,614	13,506,540
Orbital ATK, Inc.	27,457	2,700,671
Raytheon Company	87,724	14,165,672
Rockwell Collins, Inc.	48,964	5,145,137
Rolls-Royce Holdings PLC	425,161	4,931,280
Safran SA (L)	80,374	7,370,795
Singapore Technologies Engineering, Ltd.	406,752	1,086,659
Sparton Corp. (I)	2,397	52,710
Teledyne Technologies, Inc. (I)	16,788	2,142,988
Textron, Inc.	80,714	3,801,629
Thales SA	27,358	2,944,384
The Boeing Company	169,148	33,449,017
The KeyW Holding Corp. (I) (L)	11,214	104,851
TransDigm Group, Inc.	14,742	3,963,682
Triumph Group, Inc.	10,568	333,949
United Technologies Corp.	224,559	27,420,899
Vectrus, Inc. (I)	2,537	81,996
Wesco Aircraft Holdings, Inc. (I)	12,328	133,759

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace and defense (continued)
Zodiac Aerospace	52,255	$1,419,683
		207,819,942
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	11,318	246,506
Atlas Air Worldwide Holdings, Inc. (I)	5,038	262,732
Bollore SA (I)	222,492	1,011,628
C.H. Robinson Worldwide, Inc. (L)	42,687	2,931,743
Deutsche Post AG	255,124	9,576,907
Echo Global Logistics, Inc. (I)	6,107	121,529
Expeditors International of Washington, Inc.	54,199	3,061,160
FedEx Corp.	74,130	16,110,673
Forward Air Corp.	6,460	344,189
Hub Group, Inc., Class A (I)	7,094	272,055
Radiant Logistics, Inc. (I)	9,220	49,604
Royal Mail PLC	231,472	1,269,778
United Parcel Service, Inc., Class B	207,512	22,948,752
Yamato Holdings Company, Ltd.	90,293	1,834,354
		60,041,610
Airlines - 0.5%
Alaska Air Group, Inc.	37,075	3,327,852
Allegiant Travel Company	2,764	374,798
American Airlines Group, Inc.	148,464	7,470,708
ANA Holdings, Inc.	294,495	1,025,428
Delta Air Lines, Inc.	221,858	11,922,649
Deutsche Lufthansa AG	59,896	1,365,002
easyJet PLC	40,559	718,506
Hawaiian Holdings, Inc. (I)	11,296	530,347
International Consolidated Airlines Group SA	163,723	1,300,825
Japan Airlines Company, Ltd.	30,940	958,387
JetBlue Airways Corp. (I)	158,791	3,625,199
Qantas Airways, Ltd.	121,727	535,056
Ryanair Holdings PLC, ADR (I)	7,255	780,711
Singapore Airlines, Ltd.	137,027	1,007,045
SkyWest, Inc.	10,959	384,661
Southwest Airlines Company	182,247	11,324,829
United Continental Holdings, Inc. (I)	84,959	6,393,165
		53,045,168
Building products - 0.5%
AAON, Inc.	8,913	328,444
Advanced Drainage Systems, Inc.	7,729	155,353
Allegion PLC	28,409	2,304,538
American Woodmark Corp. (I)	3,029	289,421
AO Smith Corp.	70,067	3,946,874
Apogee Enterprises, Inc.	6,097	346,553
Armstrong Flooring, Inc. (I)	5,456	98,044
Asahi Glass Company, Ltd.	52,076	2,199,316
Assa Abloy AB, Class B	257,275	5,670,717
Builders FirstSource, Inc. (I)	20,986	321,506
Caesarstone, Ltd. (I)	4,958	173,778
Cie de Saint-Gobain	128,383	6,856,297

The accompanying notes are an integral part of the financial statements.

209

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products (continued)
Continental Building Products, Inc. (I)	8,443	$196,722
CSW Industrials, Inc. (I)	3,122	120,665
Daikin Industries, Ltd.	63,997	6,565,582
Fortune Brands Home & Security, Inc.	46,281	3,019,372
Geberit AG	9,491	4,431,917
Gibraltar Industries, Inc. (I)	6,975	248,659
Griffon Corp.	6,347	139,317
Insteel Industries, Inc.	4,019	132,506
JELD-WEN Holding, Inc. (I)	4,890	158,729
Johnson Controls International PLC	282,716	12,258,566
Lennox International, Inc.	18,272	3,355,470
LIXIL Group Corp.	68,750	1,723,225
Masco Corp.	96,277	3,678,744
Masonite International Corp. (I)	6,373	481,162
NCI Building Systems, Inc. (I)	8,780	146,626
Patrick Industries, Inc. (I)	3,494	254,538
PGT Innovations, Inc. (I)	10,933	139,942
Ply Gem Holdings, Inc. (I)	4,885	87,686
Quanex Building Products Corp.	7,700	162,855
Simpson Manufacturing Company, Inc.	8,717	381,020
TOTO, Ltd.	36,600	1,402,321
Trex Company, Inc. (I)	6,315	427,273
Universal Forest Products, Inc.	4,291	374,647
		62,578,385
Commercial services and supplies - 0.5%
ABM Industries, Inc.	11,812	490,434
ACCO Brands Corp. (I)	23,470	273,426
Advanced Disposal Services, Inc. (I)	5,296	120,378
Aqua Metals, Inc. (I) (L)	4,020	50,451
ARC Document Solutions, Inc. (I)	10,451	43,476
Babcock International Group PLC	63,353	726,500
Brady Corp., Class A	9,938	336,898
Brambles, Ltd.	410,004	3,065,841
Casella Waste Systems, Inc., Class A (I)	8,782	144,113
CECO Environmental Corp.	7,322	67,216
Cintas Corp.	25,872	3,260,907
Clean Harbors, Inc. (I)	24,767	1,382,742
Copart, Inc. (I)	97,540	3,100,797
Covanta Holding Corp.	24,717	326,264
Dai Nippon Printing Company, Ltd.	136,746	1,523,344
Deluxe Corp.	33,246	2,301,288
Edenred	57,003	1,486,931
Ennis, Inc.	6,085	116,224
Essendant, Inc.	8,626	127,924
G4S PLC	400,944	1,705,183
Healthcare Services Group, Inc.	15,278	715,469
Heritage-Crystal Clean, Inc. (I)	3,705	58,910
Herman Miller, Inc.	41,233	1,253,483
HNI Corp.	30,359	1,210,413
Hudson Technologies, Inc. (I)	8,731	73,777
InnerWorkings, Inc. (I)	10,526	122,102
Interface, Inc.	13,621	267,653
ISS A/S	43,155	1,695,178

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
Kimball International, Inc., Class B	8,348	$139,328
Knoll, Inc.	10,225	205,011
LSC Communications, Inc.	7,251	155,171
Matthews International Corp., Class A	6,678	409,028
McGrath RentCorp	5,113	177,063
Mobile Mini, Inc.	9,571	285,694
MSA Safety, Inc.	22,082	1,792,396
Multi-Color Corp.	2,910	237,456
Park24 Company, Ltd. (L)	28,300	720,132
Pitney Bowes, Inc.	88,729	1,339,808
Quad/Graphics, Inc.	6,883	157,758
Republic Services, Inc.	69,313	4,417,317
Rollins, Inc.	45,639	1,857,964
RR Donnelley & Sons Company	15,403	193,154
Secom Company, Ltd.	53,755	4,089,949
Securitas AB, B Shares	80,527	1,358,207
Societe BIC SA	7,411	879,992
Sohgo Security Services Company, Ltd.	18,500	835,091
SP Plus Corp. (I)	3,876	118,412
Steelcase, Inc., Class A	18,126	253,764
Stericycle, Inc. (I)	25,842	1,972,261
Team, Inc. (I)	6,343	148,743
Tetra Tech, Inc.	12,110	554,033
The Brink’s Company	9,783	655,461
Toppan Printing Company, Ltd.	135,525	1,490,235
UniFirst Corp.	3,240	455,868
US Ecology, Inc.	4,754	240,077
Viad Corp.	4,303	203,317
VSE Corp.	2,026	91,129
Waste Management, Inc.	122,501	8,985,448
West Corp.	9,313	217,179
		60,683,768
Construction and engineering - 0.5%
ACS Actividades de Construccion y Servicios SA	60,956	2,356,794
AECOM (I)	74,091	2,395,362
Aegion Corp. (I)	7,540	164,975
Argan, Inc.	3,115	186,900
Boskalis Westminster	23,002	747,012
Bouygues SA	54,690	2,304,101
Chicago Bridge & Iron Company NV (L)	21,671	427,569
CIMIC Group, Ltd.	24,518	731,564
Comfort Systems USA, Inc.	7,880	292,348
Dycom Industries, Inc. (I) (L)	21,304	1,907,134
Eiffage SA	18,856	1,712,898
EMCOR Group, Inc.	40,714	2,661,881
Ferrovial SA	124,253	2,760,053
Fluor Corp.	42,630	1,951,601
Granite Construction, Inc.	27,474	1,325,346
Great Lakes Dredge & Dock Corp. (I)	14,433	62,062
HC2 Holdings, Inc. (I)	9,941	58,453
HOCHTIEF AG	4,913	901,922
Jacobs Engineering Group, Inc.	36,198	1,968,809

The accompanying notes are an integral part of the financial statements.

210

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Construction and engineering (continued)
JGC Corp. (L)	53,306	$868,318
Kajima Corp.	231,770	1,958,831
KBR, Inc.	98,918	1,505,532
MasTec, Inc. (I)	14,268	644,200
MYR Group, Inc. (I)	3,665	113,688
Northwest Pipe Company (I)	2,664	43,317
NV5 Global, Inc. (I)	1,849	78,583
Obayashi Corp.	167,815	1,977,217
Orion Group Holdings, Inc. (I)	7,191	53,717
Primoris Services Corp.	8,631	215,257
Quanta Services, Inc. (I)	45,552	1,499,572
Shimizu Corp.	142,129	1,510,208
Skanska AB, B Shares	87,890	2,087,030
Sterling Construction Company, Inc. (I)	6,924	90,497
Taisei Corp.	266,868	2,440,918
Tutor Perini Corp. (I)	8,189	235,434
Valmont Industries, Inc.	10,746	1,607,602
Vinci SA	128,874	10,993,141
		52,839,846
Electrical equipment - 0.9%
ABB, Ltd.	512,224	12,713,965
Acuity Brands, Inc.	13,170	2,677,198
Allied Motion Technologies, Inc.	1,675	45,594
AMETEK, Inc.	69,874	4,232,268
Atkore International Group, Inc. (I)	7,061	159,226
AZZ, Inc.	5,549	309,634
Babcock & Wilcox Enterprises, Inc. (I)	10,868	127,808
Eaton Corp. PLC	134,795	10,491,095
Emerson Electric Company	194,222	11,579,516
Encore Wire Corp.	4,451	190,058
Energous Corp. (I) (L)	4,384	71,284
EnerSys	29,947	2,169,660
Fuji Electric Company, Ltd.	141,202	746,854
Gamesa Corporacion Tecnologica SA	61,164	1,308,636
Generac Holdings, Inc. (I)	12,970	468,606
General Cable Corp.	10,801	176,596
Hubbell, Inc.	24,354	2,756,142
Legrand SA	68,465	4,784,430
LSI Industries, Inc.	6,749	61,078
Mabuchi Motor Company, Ltd.	12,300	614,789
Mitsubishi Electric Corp.	496,497	7,180,637
Nidec Corp.	61,193	6,286,963
OSRAM Licht AG	21,497	1,715,934
Plug Power, Inc. (I) (L)	49,506	100,992
Powell Industries, Inc.	2,277	72,841
Preformed Line Products Company	898	41,685
Prysmian SpA	52,697	1,554,220
Regal Beloit Corp.	21,316	1,738,320
Rockwell Automation, Inc.	38,842	6,290,850
Schneider Electric SE	144,643	11,115,737
Sunrun, Inc. (I) (L)	18,471	131,514
Thermon Group Holdings, Inc. (I)	7,221	138,427
TPI Composites, Inc. (I)	2,499	46,182

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Electrical equipment (continued)
Vestas Wind Systems A/S	56,827	$5,248,954
Vicor Corp. (I)	3,874	69,345
		97,417,038
Industrial conglomerates - 1.9%
3M Company	180,064	37,487,524
Carlisle Companies, Inc.	30,735	2,932,119
CK Hutchison Holdings, Ltd.	693,738	8,706,093
DCC PLC	22,942	2,089,305
General Electric Company	2,624,298	70,882,289
Honeywell International, Inc.	229,729	30,620,578
Hopewell Holdings, Ltd.	615	2,342
Jardine Matheson Holdings, Ltd.	55,100	3,537,197
Jardine Strategic Holdings, Ltd.	57,200	2,384,518
Keihan Holdings Company, Ltd.	123,000	782,723
Keppel Corp., Ltd.	375,445	1,714,537
Koninklijke Philips NV	238,911	8,504,915
NWS Holdings, Ltd.	401,599	789,819
Raven Industries, Inc.	7,741	257,775
Roper Technologies, Inc.	30,765	7,123,020
Seibu Holdings, Inc.	48,300	894,927
Sembcorp Industries, Ltd.	250,122	559,158
Siemens AG	196,577	27,039,939
Smiths Group PLC	102,205	2,125,037
Toshiba Corp. (L)	1,039,280	2,517,561
		210,951,376
Machinery - 2.2%
Actuant Corp., Class A	12,771	314,167
AGCO Corp.	31,753	2,139,835
Alamo Group, Inc.	1,998	181,438
Albany International Corp., Class A	6,203	331,240
Alfa Laval AB	75,796	1,551,355
Alstom SA (I) (L)	39,507	1,379,801
Altra Industrial Motion Corp.	6,125	243,775
Amada Holdings Company, Ltd.	88,552	1,027,174
American Railcar Industries, Inc.	1,734	66,412
ANDRITZ AG	18,794	1,133,895
Astec Industries, Inc.	4,573	253,847
Atlas Copco AB, A Shares	172,185	6,620,814
Atlas Copco AB, B Shares	100,773	3,483,192
Barnes Group, Inc.	10,603	620,594
Briggs & Stratton Corp.	8,723	210,224
Caterpillar, Inc.	177,533	19,077,696
Chart Industries, Inc. (I)	6,628	230,190
CIRCOR International, Inc.	3,574	212,224
CNH Industrial NV	263,724	2,990,826
Columbus McKinnon Corp.	4,518	114,848
Commercial Vehicle Group, Inc. (I)	6,625	55,981
Crane Company	24,062	1,910,042
Cummins, Inc.	46,583	7,556,694
Deere & Company	88,692	10,961,444
Donaldson Company, Inc.	62,850	2,862,189
Douglas Dynamics, Inc.	4,910	161,539
Dover Corp.	46,811	3,755,178

The accompanying notes are an integral part of the financial statements.

211

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Energy Recovery, Inc. (I) (L)	8,799	$72,944
EnPro Industries, Inc.	4,476	319,452
ESCO Technologies, Inc.	5,279	314,892
FANUC Corp.	49,818	9,642,062
Federal Signal Corp.	13,001	225,697
Flowserve Corp.	39,693	1,842,946
Fortive Corp.	90,893	5,758,072
Franklin Electric Company, Inc.	9,855	407,997
FreightCar America, Inc.	3,276	56,970
GEA Group AG	47,229	1,939,272
Global Brass & Copper Holdings, Inc.	4,704	143,707
Graco, Inc.	26,429	2,888,161
Graham Corp.	2,810	55,245
Hardinge, Inc.	3,453	42,886
Harsco Corp. (I)	17,529	282,217
Hillenbrand, Inc.	13,434	484,967
Hino Motors, Ltd.	65,242	728,464
Hitachi Construction Machinery Company, Ltd.	26,852	675,493
Hoshizaki Corp.	13,900	1,261,158
Hurco Companies, Inc.	1,683	58,484
Hyster-Yale Materials Handling, Inc.	2,251	158,133
IDEX Corp.	36,305	4,102,828
IHI Corp.	396,765	1,355,897
Illinois Tool Works, Inc.	93,715	13,424,674
IMI PLC	69,660	1,084,966
Ingersoll-Rand PLC	77,221	7,057,227
ITT, Inc.	42,180	1,694,792
John Bean Technologies Corp.	6,650	651,700
JTEKT Corp.	57,493	846,029
Kadant, Inc.	2,326	174,915
Kawasaki Heavy Industries, Ltd.	386,204	1,149,583
Kennametal, Inc.	55,456	2,075,164
Komatsu, Ltd.	236,976	6,082,565
Kone OYJ, Class B	86,468	4,399,065
Kubota Corp.	271,052	4,581,534
Kurita Water Industries, Ltd.	25,227	690,061
LB Foster Company, Class A	2,344	50,279
Lincoln Electric Holdings, Inc.	29,425	2,709,748
Lindsay Corp. (L)	2,231	199,117
Lydall, Inc. (I)	3,595	185,862
Makita Corp.	57,852	2,142,491
MAN SE	8,972	962,197
Meritor, Inc. (I)	17,835	296,239
Metso OYJ	28,775	998,431
Milacron Holdings Corp. (I)	9,504	167,175
Miller Industries, Inc.	2,506	62,274
MINEBEA MITSUMI, Inc.	98,300	1,589,703
Mitsubishi Heavy Industries, Ltd.	827,635	3,407,501
Mueller Industries, Inc.	12,302	374,596
Mueller Water Products, Inc., Class A	32,817	383,303
Nabtesco Corp.	28,789	839,604
Navistar International Corp. (I)	10,910	286,169
NGK Insulators, Ltd.	67,661	1,356,477

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
NN, Inc.	5,896	$161,845
Nordson Corp.	25,501	3,093,781
NSK, Ltd.	98,998	1,245,768
Omega Flex, Inc.	696	44,822
Oshkosh Corp.	35,585	2,451,095
PACCAR, Inc.	105,816	6,988,089
Park-Ohio Holdings Corp.	2,033	77,457
Parker-Hannifin Corp.	40,158	6,418,052
Pentair PLC	50,339	3,349,557
Proto Labs, Inc. (I) (L)	5,269	354,340
RBC Bearings, Inc. (I)	4,895	498,115
REV Group, Inc.	2,810	77,781
Rexnord Corp. (I)	22,184	515,778
Sandvik AB	290,050	4,566,615
Schindler Holding AG	5,142	1,068,811
Schindler Holding AG (Swiss Stock Exchange)	10,564	2,239,704
SKF AB, B Shares	96,842	1,966,511
SMC Corp.	14,747	4,508,043
Snap-on, Inc.	17,367	2,743,986
Spartan Motors, Inc.	8,560	75,756
SPX Corp. (I)	9,218	231,925
SPX FLOW, Inc. (I)	9,007	332,178
Standex International Corp.	2,664	241,625
Stanley Black & Decker, Inc.	46,144	6,493,845
Sumitomo Heavy Industries, Ltd.	150,126	996,180
Sun Hydraulics Corp.	5,033	214,758
Supreme Industries, Inc., Class A	3,440	56,588
Tennant Company	3,813	281,399
Terex Corp.	46,434	1,741,275
The Eastern Company	1,528	45,916
The Gorman-Rupp Company	3,932	100,148
The Greenbrier Companies, Inc. (L)	5,826	269,453
The Manitowoc Company, Inc. (I)	28,622	172,018
The Timken Company	33,391	1,544,334
The Toro Company	51,184	3,546,539
The Weir Group PLC	56,135	1,266,957
THK Company, Ltd.	30,752	876,408
Titan International, Inc.	11,234	134,920
TriMas Corp. (I)	9,789	204,101
Trinity Industries, Inc.	72,384	2,028,924
Volvo AB, B Shares	400,335	6,827,169
Wabash National Corp.	12,691	278,948
Wabtec Corp. (L)	41,086	3,759,369
Wartsila OYJ ABP	38,247	2,261,828
Watts Water Technologies, Inc., Class A	5,879	371,553
Woodward, Inc.	37,491	2,533,642
Xylem, Inc.	54,369	3,013,674
Yangzijiang Shipbuilding Holdings, Ltd.	589,915	509,762
		244,969,341
Marine - 0.1%
A.P. Moller - Maersk A/S, Series A	957	1,826,047
A.P. Moller - Maersk A/S, Series B	1,685	3,392,767

The accompanying notes are an integral part of the financial statements.

212

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Marine (continued)
Costamare, Inc. (L)	8,446	$61,740
Eagle Bulk Shipping, Inc. (I) (L)	9,823	46,463
Kirby Corp. (I)	25,688	1,717,243
Kuehne + Nagel International AG	13,962	2,334,215
Matson, Inc.	9,235	277,419
Mitsui O.S.K. Lines, Ltd.	291,040	859,412
Nippon Yusen KK	407,257	761,362
Scorpio Bulkers, Inc. (I)	13,320	94,572
		11,371,240
Professional services - 0.6%
Acacia Research Corp. (I)	12,734	52,209
Adecco Group AG	41,520	3,163,082
Barrett Business Services, Inc.	1,592	91,206
Bureau Veritas SA	68,504	1,516,364
Capita PLC	171,520	1,545,653
CBIZ, Inc. (I)	10,916	163,740
CRA International, Inc.	2,011	73,040
Equifax, Inc.	36,230	4,978,727
Experian PLC	242,251	4,971,677
Exponent, Inc.	5,450	317,735
Franklin Covey Company (I)	2,588	49,948
FTI Consulting, Inc. (I)	28,423	993,668
GP Strategies Corp. (I)	2,872	75,821
Heidrick & Struggles International, Inc.	4,153	90,328
Hill International, Inc. (I)	9,088	47,258
Huron Consulting Group, Inc. (I)	4,736	204,595
ICF International, Inc. (I)	3,814	179,639
IHS Markit, Ltd. (I)	95,668	4,213,219
Insperity, Inc.	3,902	277,042
Intertek Group PLC	41,711	2,291,403
Kelly Services, Inc., Class A	6,533	146,666
Kforce, Inc.	5,302	103,919
Korn/Ferry International	10,934	377,551
ManpowerGroup, Inc.	31,914	3,563,198
Mistras Group, Inc. (I)	4,031	88,561
Navigant Consulting, Inc. (I)	10,058	198,746
Nielsen Holdings PLC	101,210	3,912,779
On Assignment, Inc. (I)	10,822	586,011
Randstad Holding NV	30,728	1,791,476
Recruit Holdings Company, Ltd.	282,600	4,863,511
RELX NV	248,328	5,119,727
RELX PLC	277,491	5,998,520
Resources Connection, Inc.	6,710	91,927
Robert Half International, Inc.	38,230	1,832,364
RPX Corp. (I)	9,905	138,175
SEEK, Ltd.	84,641	1,099,952
SGS SA	1,399	3,392,134
The Advisory Board Company (I)	8,648	445,372
The Dun & Bradstreet Corp.	17,554	1,898,465
TriNet Group, Inc. (I)	8,812	288,505
TrueBlue, Inc. (I)	8,910	236,115
Verisk Analytics, Inc. (I)	46,186	3,896,713
WageWorks, Inc. (I)	7,963	535,114

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional services (continued)
Willdan Group, Inc. (I)	1,784	$54,501
Wolters Kluwer NV	77,161	3,263,364
		69,219,720
Road and rail - 1.0%
ArcBest Corp.	5,843	120,366
Aurizon Holdings, Ltd.	530,286	2,184,204
Avis Budget Group, Inc. (I)	56,138	1,530,883
Central Japan Railway Company	37,076	6,055,131
ComfortDelGro Corp., Ltd.	561,318	937,572
Covenant Transportation Group, Inc., Class A (I)	3,005	52,678
CSX Corp.	278,052	15,170,517
Daseke, Inc. (I)	5,932	66,023
DSV A/S	48,513	2,979,867
East Japan Railway Company	85,040	8,146,509
Genesee & Wyoming, Inc., Class A (I)	29,266	2,001,502
Hankyu Hanshin Holdings, Inc.	62,400	2,247,977
Heartland Express, Inc.	10,232	213,030
Hertz Global Holdings, Inc. (I)	12,115	139,323
J.B. Hunt Transport Services, Inc.	25,867	2,363,726
Kansas City Southern	31,990	3,347,754
Keikyu Corp.	120,559	1,453,981
Keio Corp.	148,077	1,241,219
Keisei Electric Railway Company, Ltd.	35,994	963,323
Kintetsu Group Holdings Company, Ltd.	467,745	1,804,595
Knight Transportation, Inc.	15,405	570,755
Kyushu Railway Company	41,100	1,333,041
Landstar System, Inc.	19,936	1,706,522
Marten Transport, Ltd.	5,346	146,480
MTR Corp., Ltd.	381,815	2,148,599
Nagoya Railroad Company, Ltd.	234,000	1,091,868
Nippon Express Company, Ltd.	213,469	1,339,554
Norfolk Southern Corp.	87,331	10,628,183
Odakyu Electric Railway Company, Ltd. (L)	76,179	1,539,636
Old Dominion Freight Line, Inc.	32,940	3,137,206
Roadrunner Transportation Systems, Inc. (I)	7,468	54,292
Ryder System, Inc.	25,479	1,833,978
Saia, Inc. (I)	5,521	283,227
Schneider National, Inc., Class B	6,987	156,299
Swift Transportation Company (I)	15,501	410,777
Tobu Railway Company, Ltd.	248,365	1,356,935
Tokyu Corp.	274,417	2,096,980
Union Pacific Corp.	243,306	26,498,456
Werner Enterprises, Inc.	31,540	925,699
West Japan Railway Company	42,525	3,008,879
YRC Worldwide, Inc. (I)	7,520	83,622
		113,371,168
Trading companies and distributors - 0.6%
AerCap Holdings NV (I)	38,481	1,786,673
Aircastle, Ltd.	9,941	216,217
Applied Industrial Technologies, Inc.	8,175	482,734

The accompanying notes are an integral part of the financial statements.

213

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Trading companies and distributors (continued)
Ashtead Group PLC	128,975	$2,668,830
Beacon Roofing Supply, Inc. (I)	12,918	632,982
BMC Stock Holdings, Inc. (I)	14,070	307,430
Brenntag AG	39,912	2,314,662
Bunzl PLC	85,590	2,551,637
CAI International, Inc. (I)	3,583	84,559
DXP Enterprises, Inc. (I)	3,626	125,097
Fastenal Company	87,117	3,792,203
Foundation Building Materials LLC (I)	3,165	40,702
GATX Corp. (L)	26,879	1,727,513
GMS, Inc. (I)	5,117	143,788
H&E Equipment Services, Inc.	7,077	144,442
Herc Holdings, Inc. (I)	5,208	204,779
Huttig Building Products, Inc. (I)	6,462	45,299
ITOCHU Corp.	384,004	5,717,405
Kaman Corp.	5,473	272,939
Marubeni Corp.	426,359	2,762,232
MISUMI Group, Inc.	71,000	1,627,294
Mitsubishi Corp.	388,106	8,158,379
Mitsui & Company, Ltd.	438,103	6,271,811
MRC Global, Inc. (I)	19,392	320,356
MSC Industrial Direct Company, Inc., Class A	21,449	1,843,756
Nexeo Solutions, Inc. (I)	6,099	50,622
NOW, Inc. (I)	74,120	1,191,850
Rexel SA	77,939	1,273,702
Rush Enterprises, Inc., Class A (I)	5,514	205,011
Rush Enterprises, Inc., Class B (I)	2,133	77,663
SiteOne Landscape Supply, Inc. (I)	7,241	376,966
Sojitz Corp.	1,051	2,587
Sumitomo Corp.	304,038	3,964,707
Textainer Group Holdings, Ltd. (I)	6,103	88,494
Titan Machinery, Inc. (I)	4,606	82,816
Toyota Tsusho Corp.	54,782	1,647,063
Travis Perkins PLC	64,493	1,222,587
Triton International, Ltd.	9,361	313,032
United Rentals, Inc. (I)	25,213	2,841,757
Veritiv Corp. (I)	2,520	113,400
W.W. Grainger, Inc.	16,186	2,922,059
Watsco, Inc.	14,461	2,229,886
Wolseley PLC	64,779	3,975,986
		66,823,907
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	178,062	3,300,641
Aena SA (S)	17,272	3,372,777
Aeroports de Paris	7,584	1,222,486
Atlantia SpA (L)	116,555	3,278,622
Auckland International Airport, Ltd.	243,267	1,271,118
Fraport AG Frankfurt Airport Services Worldwide	10,475	926,960
Groupe Eurotunnel SE	120,566	1,286,380
Hutchison Port Holdings Trust	1,330,136	571,486
Japan Airport Terminal Company, Ltd.	11,500	441,480

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Transportation infrastructure (continued)
Kamigumi Company, Ltd.	59,412	$624,528
SATS, Ltd.	171,500	636,209
Sydney Airport	284,612	1,550,364
Transurban Group	527,691	4,805,892
		23,288,943
		1,334,421,452
Information technology - 16.0%
Communications equipment - 0.8%
Acacia Communications, Inc. (I) (L)	3,986	165,299
ADTRAN, Inc.	10,253	211,724
Aerohive Networks, Inc. (I)	8,132	40,660
Applied Optoelectronics, Inc. (I) (L)	3,959	244,627
ARRIS International PLC (I)	89,432	2,505,885
Brocade Communications Systems, Inc.	195,082	2,459,984
CalAmp Corp. (I)	7,507	152,617
Calix, Inc. (I)	10,366	71,007
Ciena Corp. (I)	97,454	2,438,299
Cisco Systems, Inc.	1,506,719	47,160,305
Clearfield, Inc. (I)	3,056	40,339
Comtech Telecommunications Corp.	5,280	100,162
Digi International, Inc. (I)	6,532	66,300
EMCORE Corp.	6,357	67,702
Extreme Networks, Inc. (I)	23,602	217,610
F5 Networks, Inc. (I)	19,507	2,478,559
Finisar Corp. (I)	23,824	618,948
Harmonic, Inc. (I)	18,227	95,692
Harris Corp.	36,763	4,010,108
Infinera Corp. (I)	31,304	334,014
InterDigital, Inc.	23,891	1,846,774
Juniper Networks, Inc.	114,476	3,191,591
Lumentum Holdings, Inc. (I)	13,030	743,362
Motorola Solutions, Inc.	49,270	4,273,680
NETGEAR, Inc. (I)	6,933	298,812
NetScout Systems, Inc. (I)	62,651	2,155,194
Nokia OYJ	1,499,714	9,195,829
Oclaro, Inc. (I) (L)	35,581	332,327
Plantronics, Inc.	22,945	1,200,253
Quantenna Communications, Inc. (I)	4,824	91,656
ShoreTel, Inc. (I)	15,710	91,118
Sonus Networks, Inc. (I)	11,212	83,417
Telefonaktiebolaget LM Ericsson, B Shares	787,781	5,664,248
Ubiquiti Networks, Inc. (I) (L)	4,917	255,536
ViaSat, Inc. (I) (L)	36,570	2,420,934
Viavi Solutions, Inc. (I)	48,960	515,549
		95,840,121
Electronic equipment, instruments and components - 1.1%
Alps Electric Company, Ltd.	50,900	1,478,559
Amphenol Corp., Class A	92,124	6,800,594
Anixter International, Inc.	6,167	482,259
Arrow Electronics, Inc. (I)	42,269	3,314,735
Avnet, Inc.	59,467	2,312,077

The accompanying notes are an integral part of the financial statements.

214

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
AVX Corp.	9,593	$156,750
Badger Meter, Inc.	5,866	233,760
Bel Fuse, Inc., Class B	2,436	60,169
Belden, Inc.	29,033	2,189,959
Benchmark Electronics, Inc. (I)	10,427	336,792
Cognex Corp.	41,223	3,499,833
Coherent, Inc. (I)	11,716	2,635,983
Control4 Corp. (I)	5,323	104,384
Corning, Inc.	277,417	8,336,381
CTS Corp.	6,947	150,055
Daktronics, Inc.	8,656	83,357
Electro Scientific Industries, Inc. (I)	7,936	65,393
ePlus, Inc. (I)	2,800	207,480
Fabrinet (I)	7,644	326,093
FARO Technologies, Inc. (I)	3,691	139,520
Fitbit, Inc., Class A (I)	38,309	203,421
FLIR Systems, Inc.	41,523	1,439,187
Hamamatsu Photonics KK	36,300	1,118,663
Hexagon AB, B Shares	66,015	3,136,349
Hirose Electric Company, Ltd.	8,300	1,187,766
Hitachi High-Technologies Corp.	17,984	700,349
Hitachi, Ltd.	1,241,972	7,657,615
II-VI, Inc. (I)	12,993	445,660
Ingenico Group SA	15,005	1,360,764
Insight Enterprises, Inc. (I)	7,614	304,484
IPG Photonics Corp. (I)	17,879	2,594,243
Iteris, Inc. (I)	6,330	39,373
Itron, Inc. (I)	7,296	494,304
Jabil, Inc.	86,726	2,531,532
KEMET Corp. (I)	10,012	128,154
Keyence Corp.	25,000	11,005,693
Keysight Technologies, Inc. (I)	87,874	3,420,935
Kimball Electronics, Inc. (I)	5,783	104,383
Knowles Corp. (I)	61,248	1,036,316
Kyocera Corp.	82,363	4,786,994
Littelfuse, Inc.	15,569	2,568,885
Maxwell Technologies, Inc. (I)	9,249	55,402
Mesa Laboratories, Inc.	710	101,750
Methode Electronics, Inc.	7,602	313,202
MTS Systems Corp.	3,588	185,858
Murata Manufacturing Company, Ltd.	49,113	7,497,884
National Instruments Corp.	50,557	2,033,403
Nippon Electric Glass Company, Ltd.	21,224	774,207
Novanta, Inc. (I)	6,925	249,300
Omron Corp.	49,618	2,159,841
OSI Systems, Inc. (I)	3,692	277,454
Park Electrochemical Corp.	4,604	84,806
PC Connection, Inc.	2,585	69,950
PCM, Inc. (I)	2,464	46,200
Plexus Corp. (I)	7,113	373,930
Rogers Corp. (I)	3,834	416,449
Sanmina Corp. (I)	15,648	596,189
ScanSource, Inc. (I)	5,275	212,583

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Shimadzu Corp.	64,592	$1,230,812
SYNNEX Corp.	20,006	2,399,920
Systemax, Inc.	2,716	51,061
TDK Corp.	33,321	2,202,582
TE Connectivity, Ltd.	107,010	8,419,547
Tech Data Corp. (I)	23,944	2,418,344
Trimble, Inc. (I)	120,321	4,291,850
TTM Technologies, Inc. (I)	19,792	343,589
VeriFone Systems, Inc. (I)	76,876	1,391,456
Vishay Intertechnology, Inc.	92,188	1,530,321
Vishay Precision Group, Inc. (I)	2,802	48,475
Yaskawa Electric Corp.	65,210	1,388,455
Yokogawa Electric Corp.	58,692	944,549
Zebra Technologies Corp., Class A (I)	25,103	2,523,354
		123,811,926
Internet software and services - 2.8%
2U, Inc. (I) (L)	9,351	438,749
Actua Corp. (I)	7,287	102,382
Akamai Technologies, Inc. (I)	51,874	2,583,844
Alarm.com Holdings, Inc. (I)	4,436	166,927
Alphabet, Inc., Class A (I)	89,687	83,380,210
Alphabet, Inc., Class C (I)	89,920	81,713,002
Alteryx, Inc., Class A (I)	2,273	44,369
Amber Road, Inc. (I)	5,164	44,255
Angie’s List, Inc. (I) (L)	8,938	114,317
Appfolio, Inc., Class A (I)	1,928	62,853
Apptio, Inc., Class A (I)	4,022	69,782
Auto Trader Group PLC (S)	251,627	1,245,894
Bankrate, Inc. (I)	10,163	130,595
Bazaarvoice, Inc. (I)	19,427	96,164
Benefitfocus, Inc. (I) (L)	3,504	127,370
Blucora, Inc. (I)	8,888	188,426
Box, Inc., Class A (I)	16,795	306,341
Brightcove, Inc. (I)	8,328	51,634
Carbonite, Inc. (I)	5,400	117,720
Care.com, Inc. (I)	3,096	46,750
Cars.com, Inc. (I) (L)	49,509	1,318,425
ChannelAdvisor Corp. (I)	5,902	68,168
Cimpress NV (I) (L)	5,304	501,387
Cloudera, Inc. (I)	3,110	49,822
CommerceHub, Inc., Series A (I)	7,890	137,444
Cornerstone OnDemand, Inc. (I)	11,192	400,114
Coupa Software, Inc. (I)	6,474	187,617
DeNA Company, Ltd.	26,600	597,847
eBay, Inc. (I)	303,366	10,593,541
Endurance International Group Holdings, Inc. (I)	12,942	108,066
Envestnet, Inc. (I)	9,275	367,290
Facebook, Inc., Class A (I)	712,296	107,542,450
Five9, Inc. (I)	11,280	242,746
Global Sources, Ltd. (I)	2,022	40,440
Gogo, Inc. (I) (L)	12,805	147,642

The accompanying notes are an integral part of the financial statements.

215

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
GrubHub, Inc. (I)	18,351	$800,104
GTT Communications, Inc. (I)	6,583	208,352
Hortonworks, Inc. (I)	10,699	137,803
Instructure, Inc. (I)	4,770	140,715
Internap Corp. (I)	18,642	68,416
j2 Global, Inc.	32,834	2,793,845
Kakaku.com, Inc.	36,900	530,435
Limelight Networks, Inc. (I)	18,287	52,849
Liquidity Services, Inc. (I)	6,700	42,545
LivePerson, Inc. (I)	12,177	133,947
LogMeIn, Inc.	25,066	2,619,397
MINDBODY, Inc., Class A (I)	7,928	215,642
Mixi, Inc.	11,400	634,402
MuleSoft, Inc., Class A (I)	3,408	84,996
New Relic, Inc. (I)	6,283	270,232
NIC, Inc.	13,971	264,750
Nutanix, Inc., Class A (I) (L)	7,551	152,153
Okta, Inc. (I) (L)	2,768	63,110
Q2 Holdings, Inc. (I)	6,764	249,930
Quotient Technology, Inc. (I)	15,902	182,873
Reis, Inc.	2,035	43,244
Shutterstock, Inc. (I) (L)	4,006	176,584
SPS Commerce, Inc. (I)	3,603	229,727
Stamps.com, Inc. (I)	3,371	522,084
The Meet Group, Inc. (I)	15,204	76,780
The Trade Desk, Inc., Class A (I)	3,731	186,960
TrueCar, Inc. (I) (L)	13,608	271,207
Tucows, Inc., Class A (I)	1,984	106,144
Twilio, Inc., Class A (I)	13,369	389,172
United Internet AG	31,889	1,754,979
VeriSign, Inc. (I) (L)	26,917	2,502,204
Web.com Group, Inc. (I)	8,245	208,599
WebMD Health Corp. (I)	25,844	1,515,751
Xactly Corp. (I)	5,873	91,912
XO Group, Inc. (I)	5,516	97,192
Yahoo Japan Corp. (L)	368,354	1,601,317
Yelp, Inc. (I)	16,651	499,863
		313,254,798
IT services - 2.7%
Accenture PLC, Class A	186,842	23,108,619
Acxiom Corp. (I)	54,113	1,405,856
Alliance Data Systems Corp.	16,783	4,308,028
Amadeus IT Group SA	112,728	6,738,394
Atos SE	24,246	3,401,969
Automatic Data Processing, Inc.	134,808	13,812,428
Blackhawk Network Holdings, Inc. (I)	11,616	506,458
Broadridge Financial Solutions, Inc.	55,940	4,226,826
CACI International, Inc., Class A (I)	5,187	648,634
Capgemini SA	41,284	4,264,738
CardConnect Corp. (I)	3,606	54,270
Cardtronics PLC, Class A (I) (L)	9,761	320,746
Cass Information Systems, Inc.	2,357	154,713

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
IT services (continued)
Cognizant Technology Solutions Corp., Class A	177,509	$11,786,598
Computershare, Ltd.	119,486	1,298,540
Convergys Corp.	64,848	1,542,085
CoreLogic, Inc. (I)	40,268	1,746,826
CSG Systems International, Inc.	7,165	290,756
CSRA, Inc.	43,369	1,376,966
DST Systems, Inc.	29,384	1,812,993
DXC Technology Company	85,333	6,546,748
EPAM Systems, Inc. (I)	10,396	874,200
Everi Holdings, Inc. (I)	14,240	103,667
EVERTEC, Inc.	12,835	222,046
ExlService Holdings, Inc. (I)	6,979	387,893
Fidelity National Information Services, Inc.	99,627	8,508,146
Fiserv, Inc. (I)	64,010	7,830,983
Forrester Research, Inc.	2,240	87,696
Fujitsu, Ltd.	505,232	3,736,831
Gartner, Inc. (I)	27,261	3,367,006
Global Payments, Inc.	46,313	4,182,990
IBM Corp.	257,625	39,630,454
Information Services Group, Inc. (I)	9,879	40,603
Jack Henry & Associates, Inc.	36,945	3,837,477
Leidos Holdings, Inc.	68,264	3,528,566
ManTech International Corp., Class A	5,435	224,900
Mastercard, Inc., Class A	282,624	34,324,685
MAXIMUS, Inc.	44,457	2,784,342
MoneyGram International, Inc. (I)	6,415	110,659
NCI, Inc., Class A (I)	1,953	41,208
NeuStar, Inc., Class A (I)	38,208	1,274,237
Nomura Research Institute, Ltd.	34,100	1,347,171
NTT Data Corp.	163,310	1,821,990
Obic Company, Ltd.	16,800	1,034,475
Otsuka Corp.	13,300	827,313
Paychex, Inc.	96,316	5,484,233
PayPal Holdings, Inc. (I)	336,659	18,068,489
Perficient, Inc. (I)	7,677	143,099
Planet Payment, Inc. (I)	11,701	38,613
Presidio, Inc. (I)	4,085	58,456
Sabre Corp.	97,915	2,131,610
Science Applications International Corp.	30,127	2,091,416
ServiceSource International, Inc. (I)	18,356	71,221
Sykes Enterprises, Inc. (I)	8,469	283,966
Syntel, Inc.	7,230	122,621
TeleTech Holdings, Inc.	3,059	124,807
Teradata Corp. (I)	62,274	1,836,460
The Hackett Group, Inc.	5,400	83,700
The Western Union Company	141,999	2,705,081
Total System Services, Inc.	50,091	2,917,801
Travelport Worldwide, Ltd.	26,470	364,227
Unisys Corp. (I) (L)	11,089	141,939
Virtusa Corp. (I)	6,029	177,253
Visa, Inc., Class A	556,298	52,169,626
WEX, Inc. (I)	18,365	1,914,919

The accompanying notes are an integral part of the financial statements.

216

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
IT services (continued)
Worldpay Group PLC (S)	513,038	$2,103,666
		302,515,932
Semiconductors and semiconductor equipment - 2.5%
Advanced Energy Industries, Inc. (I)	8,433	545,531
Advanced Micro Devices, Inc. (I) (L)	235,830	2,943,158
Alpha & Omega Semiconductor, Ltd. (I)	4,444	74,081
Ambarella, Inc. (I) (L)	6,907	335,335
Amkor Technology, Inc. (I)	22,045	215,380
Analog Devices, Inc.	110,585	8,603,513
Applied Materials, Inc.	323,836	13,377,665
ASM Pacific Technology, Ltd.	68,068	918,423
ASML Holding NV	95,948	12,507,075
Axcelis Technologies, Inc. (I)	6,586	137,977
AXT, Inc. (I)	8,706	55,283
Broadcom, Ltd.	120,942	28,185,533
Brooks Automation, Inc.	14,779	320,557
Cabot Microelectronics Corp.	5,306	391,742
CEVA, Inc. (I)	4,609	209,479
Cirrus Logic, Inc. (I)	44,277	2,777,053
Cohu, Inc.	5,980	94,125
Cree, Inc. (I)	67,160	1,655,494
Cypress Semiconductor Corp. (L)	156,737	2,139,460
Diodes, Inc. (I)	8,122	195,172
Disco Corp.	7,400	1,186,896
DSP Group, Inc. (I)	5,443	63,139
Entegris, Inc. (I)	30,373	666,687
First Solar, Inc. (I)	37,213	1,484,054
FormFactor, Inc. (I)	15,542	192,721
Ichor Holdings, Ltd. (I)	2,550	51,408
Impinj, Inc. (I) (L)	3,859	187,740
Infineon Technologies AG	291,178	6,184,783
Inphi Corp. (I) (L)	8,969	307,637
Integrated Device Technology, Inc. (I)	91,838	2,368,502
Intel Corp.	1,418,957	47,875,609
IXYS Corp.	5,752	94,620
KLA-Tencor Corp.	47,238	4,322,749
Kopin Corp. (I)	15,422	57,216
Lam Research Corp.	48,616	6,875,761
Lattice Semiconductor Corp. (I)	26,900	179,154
MACOM Technology Solutions Holdings, Inc. (I)	8,691	484,697
MaxLinear, Inc. (I)	12,809	357,243
Microchip Technology, Inc.	69,122	5,334,836
Micron Technology, Inc. (I)	313,412	9,358,482
Microsemi Corp. (I)	54,940	2,571,192
MKS Instruments, Inc.	11,468	771,796
Monolithic Power Systems, Inc.	26,532	2,557,685
Nanometrics, Inc. (I)	5,261	133,051
NeoPhotonics Corp. (I)	7,432	57,375
NVE Corp.	1,156	89,012
NVIDIA Corp.	179,299	25,919,463
NXP Semiconductors NV (I)	88,900	9,730,105
PDF Solutions, Inc. (I)	6,234	102,549

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Photronics, Inc. (I)	14,461	$135,933
Power Integrations, Inc.	6,142	447,752
Qorvo, Inc. (I)	38,159	2,416,228
QUALCOMM, Inc.	445,193	24,583,557
Rambus, Inc. (I)	23,917	273,371
Rohm Company, Ltd.	24,242	1,869,091
Rudolph Technologies, Inc. (I)	6,673	152,478
Semtech Corp. (I)	13,839	494,744
Sigma Designs, Inc. (I)	9,856	57,658
Silicon Laboratories, Inc. (I)	29,122	1,990,489
Skyworks Solutions, Inc.	55,610	5,335,780
STMicroelectronics NV	164,799	2,369,730
SunPower Corp. (I)	13,184	123,139
Synaptics, Inc. (I)	23,645	1,222,683
Teradyne, Inc.	94,654	2,842,460
Texas Instruments, Inc.	300,179	23,092,770
Tokyo Electron, Ltd.	40,360	5,456,388
Ultra Clean Holdings, Inc. (I)	7,113	133,369
Veeco Instruments, Inc. (I)	10,047	279,809
Versum Materials, Inc.	51,703	1,680,348
Xcerra Corp. (I)	11,934	116,595
Xilinx, Inc.	74,738	4,807,148
Xperi Corp.	10,493	312,691
		285,442,409
Software - 3.6%
8x8, Inc. (I)	18,830	273,977
A10 Networks, Inc. (I)	10,968	92,570
ACI Worldwide, Inc. (I)	81,333	1,819,419
Activision Blizzard, Inc.	208,950	12,029,252
Adobe Systems, Inc. (I)	149,079	21,085,734
American Software, Inc., Class A	6,679	68,727
ANSYS, Inc. (I)	25,784	3,137,397
Aspen Technology, Inc. (I)	15,983	883,221
Autodesk, Inc. (I)	58,447	5,892,627
Barracuda Networks, Inc. (I)	5,470	126,138
Blackbaud, Inc.	32,208	2,761,836
Blackline, Inc. (I)	2,416	86,348
Bottomline Technologies, Inc. (I)	8,511	218,648
BroadSoft, Inc. (I) (L)	6,515	280,471
CA, Inc.	94,069	3,242,558
Cadence Design Systems, Inc. (I)	133,027	4,455,074
Callidus Software, Inc. (I)	13,835	334,807
CDK Global, Inc.	69,080	4,287,105
Check Point Software Technologies, Ltd. (I)	33,626	3,667,924
Citrix Systems, Inc. (I)	45,574	3,626,779
CommVault Systems, Inc. (I)	28,178	1,590,648
Dassault Systemes SA	33,241	2,981,412
Digimarc Corp. (I) (L)	2,302	92,425
Ebix, Inc. (L)	5,125	276,238
Electronic Arts, Inc. (I)	93,437	9,878,160
Ellie Mae, Inc. (I)	7,159	786,846

The accompanying notes are an integral part of the financial statements.

217

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
EnerNOC, Inc. (I)	7,138	$55,320
Everbridge, Inc. (I)	3,755	91,472
Exa Corp. (I)	3,650	50,370
Fair Isaac Corp.	21,219	2,958,141
Fortinet, Inc. (I)	71,079	2,661,198
Gemalto NV	20,856	1,250,880
Gigamon, Inc. (I)	7,744	304,726
Glu Mobile, Inc. (I) (L)	22,926	57,315
Guidance Software, Inc. (I)	6,359	42,033
HubSpot, Inc. (I)	7,215	474,386
Imperva, Inc. (I)	7,159	342,558
Intuit, Inc.	73,352	9,741,879
Konami Holdings Corp.	23,809	1,325,344
LINE Corp. (I) (L)	11,200	388,819
Manhattan Associates, Inc. (I)	33,097	1,590,642
Microsoft Corp.	2,326,495	160,365,300
MicroStrategy, Inc., Class A (I)	2,009	385,065
Mitek Systems, Inc. (I)	7,209	60,556
MobileIron, Inc. (I)	12,699	76,829
Mobileye NV (I)	51,300	3,221,640
Model N, Inc. (I)	5,494	73,070
Monotype Imaging Holdings, Inc.	8,927	163,364
Nexon Company, Ltd.	50,253	996,811
Nice, Ltd.	15,193	1,196,999
Nintendo Company, Ltd.	29,139	9,755,486
Oracle Corp.	905,130	45,383,218
Oracle Corp. Japan	9,806	637,857
Park City Group, Inc. (I)	3,362	40,848
Paycom Software, Inc. (I) (L)	10,482	717,074
Paylocity Holding Corp. (I)	5,618	253,821
Pegasystems, Inc.	7,866	458,981
Progress Software Corp.	10,192	314,831
Proofpoint, Inc. (I)	9,173	796,492
PROS Holdings, Inc. (I)	5,768	157,986
PTC, Inc. (I)	54,962	3,029,505
QAD, Inc., Class A	2,323	74,452
Qualys, Inc. (I)	6,655	271,524
Rapid7, Inc. (I)	4,752	79,976
RealPage, Inc. (I)	12,562	451,604
Red Hat, Inc. (I)	53,587	5,130,955
RingCentral, Inc., Class A (I)	13,304	486,261
Rosetta Stone, Inc. (I)	4,452	47,993
salesforce.com, Inc. (I)	201,501	17,449,987
SAP SE	252,566	26,436,420
Silver Spring Networks, Inc. (I)	9,359	105,570
Symantec Corp.	183,324	5,178,903
Synchronoss Technologies, Inc. (I)	9,464	155,683
Synopsys, Inc. (I)	45,137	3,291,841
Take-Two Interactive Software, Inc. (I)	49,402	3,625,119
Telenav, Inc. (I)	7,195	58,280
The Rubicon Project, Inc. (I)	10,322	53,055
The Sage Group PLC	279,120	2,501,181
The Ultimate Software Group, Inc. (I)	14,138	2,969,828
TiVo Corp.	25,039	466,977

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Trend Micro, Inc.	30,664	$1,584,807
Tyler Technologies, Inc. (I)	16,055	2,820,382
Upland Software, Inc. (I)	1,798	39,538
Varonis Systems, Inc. (I)	4,114	153,041
VASCO Data Security International, Inc. (I)	6,710	96,289
Verint Systems, Inc. (I)	13,329	542,490
VirnetX Holding Corp. (I) (L)	11,844	53,890
Workiva, Inc. (I)	5,569	106,089
Zendesk, Inc. (I)	20,820	578,380
Zix Corp. (I)	12,841	73,065
		408,280,737
Technology hardware, storage and peripherals - 2.5%
3D Systems Corp. (I) (L)	74,907	1,400,761
Apple, Inc.	1,571,168	226,279,615
Avid Technology, Inc. (I)	8,214	43,206
Brother Industries, Ltd.	60,636	1,404,512
Canon, Inc. (L)	274,177	9,326,216
Cray, Inc. (I)	8,941	164,514
Diebold Nixdorf, Inc.	52,069	1,457,932
Electronics For Imaging, Inc. (I)	9,887	468,446
FUJIFILM Holdings Corp.	105,738	3,812,643
Hewlett Packard Enterprise Company	501,859	8,325,841
HP, Inc.	507,340	8,868,303
Immersion Corp. (I)	7,149	64,913
Intevac, Inc. (I)	4,691	52,070
Konica Minolta, Inc.	122,886	1,025,219
NCR Corp. (I)	57,664	2,354,998
NEC Corp.	672,846	1,788,695
NetApp, Inc.	81,170	3,250,859
Pure Storage, Inc., Class A (I)	20,055	256,905
Quantum Corp. (I)	6,940	54,201
Ricoh Company, Ltd.	181,677	1,609,408
Seagate Technology PLC	90,276	3,498,195
Seiko Epson Corp.	72,347	1,614,234
Stratasys, Ltd. (I) (L)	10,791	251,538
Super Micro Computer, Inc. (I)	8,382	206,616
USA Technologies, Inc. (I)	9,985	51,922
Western Digital Corp.	87,595	7,760,917
Xerox Corp.	64,645	1,857,251
		287,249,930
		1,816,395,853
Materials - 4.7%
Chemicals - 2.7%
A. Schulman, Inc.	6,300	201,600
Advanced Emissions Solutions, Inc.	5,056	46,313
AdvanSix, Inc. (I)	6,420	200,561
Air Liquide SA	99,963	12,355,019
Air Products & Chemicals, Inc.	65,621	9,387,740
Air Water, Inc.	38,907	718,055
Akzo Nobel NV	64,722	5,628,780
Albemarle Corp.	33,401	3,525,142

The accompanying notes are an integral part of the financial statements.

218

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
American Vanguard Corp.	6,556	$113,091
Arkema SA	17,557	1,874,942
Asahi Kasei Corp.	325,757	3,514,369
Ashland Global Holdings, Inc.	29,605	1,951,266
Balchem Corp.	6,761	525,397
BASF SE	236,046	21,907,194
Cabot Corp.	29,722	1,588,046
Calgon Carbon Corp.	11,072	167,187
CF Industries Holdings, Inc.	71,176	1,990,081
Chase Corp.	1,521	162,291
Chr. Hansen Holding A/S	25,558	1,858,751
Codexis, Inc. (I)	10,211	55,650
Covestro AG (S)	23,566	1,708,394
Croda International PLC	33,939	1,718,755
Daicel Corp.	70,585	882,225
E.I. du Pont de Nemours & Company	261,270	21,087,102
Eastman Chemical Company	44,007	3,696,148
Ecolab, Inc.	78,693	10,446,496
EMS-Chemie Holding AG	2,118	1,563,952
Evonik Industries AG	42,050	1,345,841
Ferro Corp. (I)	17,950	328,306
Flotek Industries, Inc. (I) (L)	12,109	108,254
FMC Corp.	39,976	2,920,247
Frutarom Industries, Ltd.	10,114	706,084
FutureFuel Corp.	5,624	84,866
GCP Applied Technologies, Inc. (I)	15,439	470,890
Givaudan SA	2,368	4,744,996
Hawkins, Inc.	2,188	101,414
HB Fuller Company	10,661	544,884
Hitachi Chemical Company, Ltd.	26,370	790,588
Incitec Pivot, Ltd.	431,427	1,131,620
Ingevity Corp. (I)	9,076	520,962
Innophos Holdings, Inc.	4,197	183,996
Innospec, Inc.	5,100	334,305
International Flavors & Fragrances, Inc.	23,797	3,212,595
Intrepid Potash, Inc. (I)	23,624	53,390
Israel Chemicals, Ltd.	130,480	615,505
Johnson Matthey PLC	50,010	1,871,705
JSR Corp.	48,790	844,616
K+S AG (L)	48,852	1,254,751
Kaneka Corp.	71,234	545,186
Kansai Paint Company, Ltd.	52,554	1,213,272
KMG Chemicals, Inc.	1,951	94,955
Koninklijke DSM NV	46,399	3,374,715
Koppers Holdings, Inc. (I)	4,432	160,217
Kraton Corp. (I)	6,405	220,588
Kronos Worldwide, Inc.	5,043	91,883
Kuraray Company, Ltd.	91,706	1,669,878
LANXESS AG	23,653	1,793,849
Linde AG	47,729	9,085,355
LSB Industries, Inc. (I)	5,209	53,809
LyondellBasell Industries NV, Class A	99,559	8,401,784
Minerals Technologies, Inc.	24,199	1,771,367
Mitsubishi Chemical Holdings Corp.	367,459	3,061,578

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Mitsubishi Gas Chemical Company, Inc.	46,070	$978,499
Mitsui Chemicals, Inc.	235,590	1,254,604
Monsanto Company	132,249	15,652,992
NewMarket Corp.	4,399	2,025,652
Nippon Paint Holdings Company, Ltd.	42,000	1,597,879
Nissan Chemical Industries, Ltd.	31,600	1,047,125
Nitto Denko Corp.	42,287	3,492,116
Novozymes A/S, B Shares	59,565	2,605,915
Olin Corp.	78,929	2,389,970
OMNOVA Solutions, Inc. (I)	10,129	98,758
Orica, Ltd.	96,566	1,534,526
PolyOne Corp.	56,228	2,178,273
PPG Industries, Inc.	77,223	8,491,441
Praxair, Inc.	86,152	11,419,448
Quaker Chemical Corp.	2,746	398,802
Rayonier Advanced Materials, Inc. (L)	9,307	146,306
RPM International, Inc.	63,556	3,466,980
Sensient Technologies Corp.	30,381	2,446,582
Shin-Etsu Chemical Company, Ltd.	99,946	9,096,369
Sika AG	550	3,531,070
Solvay SA	18,913	2,538,336
Stepan Company	4,276	372,611
Sumitomo Chemical Company, Ltd.	405,844	2,345,696
Symrise AG	31,880	2,261,894
Syngenta AG	23,798	11,036,898
Taiyo Nippon Sanso Corp.	31,757	358,195
Teijin, Ltd.	48,248	931,046
The Chemours Company	87,762	3,327,935
The Dow Chemical Company	338,722	21,363,197
The Mosaic Company	104,655	2,389,274
The Scotts Miracle-Gro Company	20,974	1,876,334
The Sherwin-Williams Company	24,421	8,570,794
Toray Industries, Inc.	375,072	3,146,729
Tosoh Corp.	150,000	1,545,932
Trecora Resources (I)	4,522	50,873
Tredegar Corp.	5,929	90,417
Trinseo SA	9,439	648,459
Tronox, Ltd., Class A	14,074	212,799
Umicore SA (L)	24,398	1,697,150
Valvoline, Inc.	97,292	2,307,766
Yara International ASA	45,890	1,725,567
		305,234,007
Construction materials - 0.3%
Boral, Ltd.	302,606	1,615,680
CRH PLC (I)	206,468	7,317,904
CRH PLC (London Stock Exchange)	7,591	270,228
Eagle Materials, Inc.	23,093	2,134,255
Fletcher Building, Ltd.	175,643	1,028,548
HeidelbergCement AG	38,429	3,725,261
Imerys SA	9,031	786,095
James Hardie Industries PLC	113,757	1,792,794
LafargeHolcim, Ltd. (I)	116,935	6,720,613
Martin Marietta Materials, Inc.	18,888	4,204,091

The accompanying notes are an integral part of the financial statements.

219

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Construction materials (continued)
Summit Materials, Inc., Class A (I)	22,855	$659,824
Taiheiyo Cement Corp.	314,701	1,150,872
U.S. Concrete, Inc. (I) (L)	3,272	257,016
United States Lime & Minerals, Inc.	554	43,472
Vulcan Materials Company	39,865	5,050,098
		36,756,751
Containers and packaging - 0.4%
Amcor, Ltd.	295,923	3,686,530
AptarGroup, Inc.	29,703	2,580,003
Avery Dennison Corp.	27,080	2,393,060
Ball Corp.	105,646	4,459,318
Bemis Company, Inc.	43,746	2,023,253
Greif, Inc., Class A	17,593	981,338
Greif, Inc., Class B	1,337	80,755
International Paper Company	124,380	7,041,152
Myers Industries, Inc.	5,389	96,733
Owens-Illinois, Inc. (I)	77,405	1,851,528
Packaging Corp. of America	44,820	4,992,500
Sealed Air Corp.	59,209	2,650,195
Silgan Holdings, Inc.	35,681	1,133,942
Sonoco Products Company	47,283	2,431,292
Toyo Seikan Group Holdings, Ltd.	41,029	694,571
UFP Technologies, Inc. (I)	1,949	55,157
WestRock Company	75,809	4,295,338
		41,446,665
Metals and mining - 1.2%
AK Steel Holding Corp. (I) (L)	68,182	447,956
Allegheny Technologies, Inc. (L)	75,324	1,281,261
Alumina, Ltd.	619,079	911,848
Anglo American PLC	342,229	4,572,083
Antofagasta PLC	101,796	1,062,035
ArcelorMittal (I)	170,640	3,870,643
BHP Billiton PLC	542,594	8,312,919
BHP Billiton, Ltd.	825,028	14,705,219
BlueScope Steel, Ltd.	146,790	1,486,110
Boliden AB	70,617	1,930,310
Carpenter Technology Corp.	32,290	1,208,615
Century Aluminum Company (I)	10,876	169,448
Cliffs Natural Resources, Inc. (I)	64,078	443,420
Coeur Mining, Inc. (I)	38,962	334,294
Commercial Metals Company	79,682	1,548,221
Compass Minerals International, Inc. (L)	23,264	1,519,139
Fortescue Metals Group, Ltd.	402,049	1,609,439
Freeport-McMoRan, Inc. (I)	400,798	4,813,584
Fresnillo PLC	55,746	1,080,621
Glencore PLC	3,144,024	11,781,368
Gold Resource Corp.	12,264	50,037
Haynes International, Inc.	2,898	105,226
Hecla Mining Company	83,240	424,524
Hitachi Metals, Ltd.	56,064	782,226
JFE Holdings, Inc.	134,833	2,347,657
Kaiser Aluminum Corp.	3,624	320,796
Klondex Mines, Ltd. (I)	37,937	127,848

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Metals and mining (continued)
Kobe Steel, Ltd. (L)	77,684	$801,018
Maruichi Steel Tube, Ltd.	14,061	409,095
Materion Corp.	4,287	160,334
Mitsubishi Materials Corp.	28,769	873,036
Newcrest Mining, Ltd.	197,868	3,070,862
Newmont Mining Corp.	160,671	5,204,134
Nippon Steel & Sumitomo Metal Corp.	195,300	4,425,642
Norsk Hydro ASA	347,144	1,921,096
Nucor Corp.	96,222	5,568,367
Olympic Steel, Inc.	2,313	45,057
Randgold Resources, Ltd.	24,200	2,147,403
Reliance Steel & Aluminum Company	34,675	2,524,687
Rio Tinto PLC	317,935	13,465,119
Rio Tinto, Ltd.	108,741	5,284,659
Royal Gold, Inc.	31,086	2,429,993
Schnitzer Steel Industries, Inc., Class A	5,903	148,756
South32, Ltd.	1,374,470	2,830,729
Steel Dynamics, Inc.	115,035	4,119,403
Sumitomo Metal Mining Company, Ltd.	127,615	1,705,712
SunCoke Energy, Inc. (I)	14,093	153,614
thyssenkrupp AG	94,974	2,706,755
TimkenSteel Corp. (I)	8,821	135,579
United States Steel Corp. (L)	83,097	1,839,768
voestalpine AG	29,190	1,360,539
Warrior Met Coal, Inc.	3,690	63,210
Worthington Industries, Inc.	30,502	1,531,810
		132,173,224
Paper and forest products - 0.1%
Boise Cascade Company (I)	8,336	253,414
Clearwater Paper Corp. (I)	3,574	167,085
Deltic Timber Corp.	2,435	181,797
Domtar Corp.	29,773	1,143,879
KapStone Paper and Packaging Corp.	18,671	385,183
Louisiana-Pacific Corp. (I)	99,820	2,406,660
Mondi PLC	94,882	2,487,973
Neenah Paper, Inc.	3,517	282,239
Oji Holdings Corp.	221,338	1,145,976
PH Glatfelter Company	9,572	187,037
Schweitzer-Mauduit International, Inc.	6,482	241,325
Stora Enso OYJ, R Shares	142,365	1,839,648
Svenska Cellulosa AB SCA, B Shares	156,187	1,181,556
UPM-Kymmene OYJ	136,631	3,895,992
		15,799,764
		531,410,411
Real estate - 3.7%
Equity real estate investment trusts - 3.0%
Acadia Realty Trust	17,988	500,066
Agree Realty Corp.	5,236	240,175
Alexander’s, Inc.	446	187,971
Alexandria Real Estate Equities, Inc.	27,619	3,327,261
Altisource Residential Corp.	11,084	143,427
American Assets Trust, Inc.	8,630	339,936

The accompanying notes are an integral part of the financial statements.

220

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
American Campus Communities, Inc.	63,793	$3,017,409
American Tower Corp.	128,055	16,944,238
Apartment Investment & Management Company, Class A	47,698	2,049,583
Armada Hoffler Properties, Inc.	9,814	127,091
Ascendas Real Estate Investment Trust	637,678	1,208,242
Ashford Hospitality Prime, Inc.	6,717	69,118
Ashford Hospitality Trust, Inc.	18,409	111,927
AvalonBay Communities, Inc.	41,511	7,977,169
BGP Holdings PLC (I)	1,525,695	27,881
Bluerock Residential Growth REIT, Inc.	6,481	83,540
Boston Properties, Inc.	46,348	5,701,731
Camden Property Trust	41,702	3,565,938
CapitaLand Commercial Trust	531,594	640,683
CapitaLand Mall Trust	630,003	903,506
Care Capital Properties, Inc.	57,524	1,535,891
CareTrust REIT, Inc.	15,458	286,591
CatchMark Timber Trust, Inc., Class A	9,784	111,244
CBL & Associates Properties, Inc. (L)	36,406	306,903
Cedar Realty Trust, Inc.	19,909	96,559
Chatham Lodging Trust	8,154	163,814
Chesapeake Lodging Trust	12,799	313,192
City Office REIT, Inc.	8,149	103,492
Clipper Realty, Inc. (L)	4,199	51,816
Colony Starwood Homes	21,425	735,092
Community Healthcare Trust, Inc.	3,351	85,752
CoreCivic, Inc.	56,210	1,550,272
CorEnergy Infrastructure Trust, Inc. (L)	2,800	94,052
Corporate Office Properties Trust	47,307	1,657,164
Cousins Properties, Inc.	288,408	2,535,106
Crown Castle International Corp.	110,443	11,064,180
CyrusOne, Inc.	37,147	2,070,945
Daiwa House REIT Investment Corp.	368	873,490
DCT Industrial Trust, Inc.	43,737	2,337,305
Dexus	250,074	1,820,685
DiamondRock Hospitality Company	42,294	463,119
Digital Realty Trust, Inc.	48,132	5,436,509
Douglas Emmett, Inc.	69,875	2,669,924
Duke Realty Corp.	169,188	4,728,805
Easterly Government Properties, Inc.	8,025	168,124
EastGroup Properties, Inc.	6,983	585,175
Education Realty Trust, Inc.	50,239	1,946,761
EPR Properties	30,482	2,190,741
Equinix, Inc.	23,474	10,074,102
Equity Residential	110,600	7,280,798
Essex Property Trust, Inc.	19,766	5,085,199
Extra Space Storage, Inc.	38,302	2,987,556
Farmland Partners, Inc.	8,082	72,253
Federal Realty Investment Trust	21,991	2,779,442
FelCor Lodging Trust, Inc.	28,024	202,053
First Industrial Realty Trust, Inc.	80,352	2,299,674
First Potomac Realty Trust	13,382	148,674
Fonciere Des Regions	8,381	777,411
Four Corners Property Trust, Inc.	12,528	314,578

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Franklin Street Properties Corp.	22,789	$252,502
Gecina SA	10,648	1,671,291
Getty Realty Corp.	5,792	145,379
GGP, Inc.	175,475	4,134,191
Gladstone Commercial Corp.	5,981	130,326
Global Medical REIT, Inc. (L)	4,035	36,073
Global Net Lease, Inc.	14,712	327,195
Goodman Group	456,550	2,759,289
Government Properties Income Trust	15,361	281,260
Gramercy Property Trust	32,166	955,652
Hammerson PLC	204,929	1,533,257
HCP, Inc.	141,116	4,510,067
Healthcare Realty Trust, Inc.	79,630	2,719,365
Hersha Hospitality Trust	8,024	148,524
Highwoods Properties, Inc.	48,541	2,461,514
Hospitality Properties Trust	78,150	2,278,073
Host Hotels & Resorts, Inc.	222,886	4,072,127
ICADE	8,546	716,933
Independence Realty Trust, Inc.	15,113	149,165
InfraREIT, Inc.	4,498	86,137
Intu Properties PLC	225,181	789,686
Investors Real Estate Trust	27,619	171,514
Iron Mountain, Inc.	73,253	2,516,973
iStar, Inc. (I)	15,106	181,876
Japan Prime Realty Investment Corp. (L)	214	741,323
Japan Real Estate Investment Corp.	319	1,585,721
Japan Retail Fund Investment Corp.	659	1,216,107
Jernigan Capital, Inc.	2,307	50,754
Keppel REIT	21,160	17,598
Kilroy Realty Corp.	46,763	3,514,239
Kimco Realty Corp.	127,165	2,333,478
Kite Realty Group Trust	18,032	341,346
Klepierre	56,811	2,328,442
Lamar Advertising Company, Class A	39,724	2,922,495
Land Securities Group PLC	204,244	2,696,563
LaSalle Hotel Properties	77,773	2,317,635
Lexington Realty Trust	46,489	460,706
Liberty Property Trust	70,042	2,851,410
Life Storage, Inc.	22,122	1,639,240
Link REIT	568,606	4,325,407
LTC Properties, Inc.	8,146	418,623
Mack-Cali Realty Corp.	62,030	1,683,494
MedEquities Realty Trust, Inc.	7,155	90,296
Medical Properties Trust, Inc.	173,167	2,228,659
Mid-America Apartment Communities, Inc.	34,223	3,606,420
Mirvac Group	956,913	1,564,784
Monmouth Real Estate Investment Corp.	14,793	222,635
Monogram Residential Trust, Inc.	36,168	351,191
National Health Investors, Inc.	8,259	654,113
National Retail Properties, Inc.	70,957	2,774,419
National Storage Affiliates Trust	9,348	216,032
New Senior Investment Group, Inc.	18,687	187,804
NexPoint Residential Trust, Inc.	4,061	101,078

The accompanying notes are an integral part of the financial statements.

221

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Nippon Building Fund, Inc.	345	$1,760,316
Nippon Prologis REIT, Inc.	420	893,982
Nomura Real Estate Master Fund, Inc.	967	1,321,571
NorthStar Realty Europe Corp.	12,319	156,205
Omega Healthcare Investors, Inc. (L)	93,635	3,091,828
One Liberty Properties, Inc.	3,790	88,800
Parkway, Inc.	9,287	212,579
Pebblebrook Hotel Trust	14,501	467,512
Pennsylvania Real Estate Investment Trust	15,194	171,996
Physicians Realty Trust	32,584	656,242
Potlatch Corp.	28,100	1,284,170
Preferred Apartment Communities, Inc., Class A	7,057	111,148
Prologis, Inc.	159,769	9,368,854
PS Business Parks, Inc.	4,066	538,298
Public Storage	45,031	9,390,314
QTS Realty Trust, Inc., Class A	9,942	520,265
Quality Care Properties, Inc. (I)	64,918	1,188,649
RAIT Financial Trust	28,878	63,243
Ramco-Gershenson Properties Trust	17,129	220,964
Rayonier, Inc.	61,294	1,763,428
Realty Income Corp.	82,700	4,563,386
Regency Centers Corp.	44,436	2,783,471
Retail Opportunity Investments Corp.	23,242	446,014
Rexford Industrial Realty, Inc.	14,138	387,947
RLJ Lodging Trust	26,050	517,614
Ryman Hospitality Properties, Inc.	9,246	591,836
Sabra Health Care REIT, Inc.	13,878	334,460
Saul Centers, Inc.	2,611	151,386
Scentre Group	1,363,379	4,238,878
Segro PLC	257,504	1,641,269
Select Income REIT	13,660	328,250
Senior Housing Properties Trust	113,012	2,309,965
Seritage Growth Properties, Class A (L)	5,460	229,047
Simon Property Group, Inc.	94,050	15,213,528
SL Green Realty Corp.	30,525	3,229,545
STAG Industrial, Inc.	19,083	526,691
Stockland	621,049	2,088,527
Summit Hotel Properties, Inc.	21,705	404,798
Sunstone Hotel Investors, Inc.	46,564	750,612
Suntec Real Estate Investment Trust	631,500	857,042
Tanger Factory Outlet Centers, Inc.	45,889	1,192,196
Taubman Centers, Inc.	28,877	1,719,625
Terreno Realty Corp.	10,472	352,488
The British Land Company PLC	252,644	1,994,509
The GEO Group, Inc.	85,374	2,524,509
The GPT Group	464,329	1,707,814
The Macerich Company	35,813	2,079,303
Tier REIT, Inc.	10,629	196,424
UDR, Inc.	79,747	3,107,741
UMH Properties, Inc.	6,572	112,053
Unibail-Rodamco SE (Amsterdam Stock Exchange)	25,518	6,429,943
United Urban Investment Corp.	787	1,122,781

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
Uniti Group, Inc.	75,126	$1,888,668
Universal Health Realty Income Trust	2,689	213,883
Urban Edge Properties	67,745	1,607,589
Urstadt Biddle Properties, Inc., Class A	6,872	136,066
Ventas, Inc.	106,878	7,425,883
Vicinity Centres	868,578	1,713,890
Vornado Realty Trust	51,887	4,872,189
Washington Prime Group, Inc.	128,424	1,074,909
Washington Real Estate Investment Trust	16,336	521,118
Weingarten Realty Investors	56,197	1,691,530
Welltower, Inc.	110,282	8,254,608
Westfield Corp.	504,019	3,108,643
Weyerhaeuser Company	226,246	7,579,241
Whitestone REIT	8,733	106,979
Xenia Hotels & Resorts, Inc.	22,914	443,844
		339,684,772
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	28,431	561,710
Alexander & Baldwin, Inc.	32,028	1,325,319
Altisource Portfolio Solutions SA (I)	2,614	57,037
Azrieli Group	10,871	603,874
CapitaLand, Ltd.	661,884	1,681,860
CBRE Group, Inc., Class A (I)	90,356	3,288,958
Cheung Kong Property Holdings, Ltd.	683,562	5,349,062
City Developments, Ltd.	107,013	833,589
Consolidated-Tomoka Land Company	1,098	62,531
Daito Trust Construction Company, Ltd.	18,111	2,821,615
Daiwa House Industry Company, Ltd.	145,166	4,968,390
Deutsche Wohnen AG	90,703	3,475,501
Forestar Group, Inc. (I)	9,107	156,185
FRP Holdings, Inc. (I)	1,382	63,779
Global Logistic Properties, Ltd.	686,586	1,426,356
Hang Lung Group, Ltd.	223,000	922,684
Hang Lung Properties, Ltd.	519,313	1,297,839
Henderson Land Development Company, Ltd.	310,281	1,730,100
HFF, Inc., Class A	7,904	274,822
Hongkong Land Holdings, Ltd.	303,734	2,235,245
Hulic Company, Ltd.	77,969	798,465
Hysan Development Company, Ltd.	164,279	784,004
Jones Lang LaSalle, Inc.	21,546	2,693,250
Kennedy-Wilson Holdings, Inc.	18,195	346,615
Kerry Properties, Ltd.	165,564	562,154
LendLease Group	143,017	1,830,417
Marcus & Millichap, Inc. (I)	3,593	94,711
Mitsubishi Estate Company, Ltd.	321,324	6,006,445
Mitsui Fudosan Company, Ltd.	228,926	5,484,720
New World Development Company, Ltd.	1,491,569	1,890,701
Nomura Real Estate Holdings, Inc.	32,163	632,957
RE/MAX Holdings, Inc., Class A	3,815	213,831
Sino Land Company, Ltd.	793,722	1,300,420
Sumitomo Realty & Development Company, Ltd.	91,483	2,833,068

The accompanying notes are an integral part of the financial statements.

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Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Real estate management and development (continued)
Sun Hung Kai Properties, Ltd.	371,314	$5,454,666
Swire Pacific, Ltd., Class A	127,518	1,244,787
Swire Properties, Ltd.	298,287	983,278
Swiss Prime Site AG	18,457	1,678,115
Tejon Ranch Company (I)	3,600	74,304
The RMR Group, Inc., Class A	1,494	72,683
The St. Joe Company (I)	10,577	198,319
The Wharf Holdings, Ltd.	311,061	2,573,931
Tokyo Tatemono Company, Ltd.	53,500	703,244
Tokyu Fudosan Holdings Corp.	134,081	795,167
UOL Group, Ltd.	122,370	678,959
Vonovia SE	119,451	4,752,497
Wheelock & Company, Ltd.	210,285	1,586,095
		79,404,259
		419,089,031
Telecommunication services - 2.5%
Diversified telecommunication services - 2.0%
AT&T, Inc.	1,852,634	69,899,881
ATN International, Inc.	2,291	156,796
Bezeq The Israeli Telecommunication Corp., Ltd.	536,389	889,757
BT Group PLC	2,175,608	8,365,733
CenturyLink, Inc. (L)	165,093	3,942,421
Cincinnati Bell, Inc. (I)	8,900	173,995
Cogent Communications Holdings, Inc.	8,785	352,279
Consolidated Communications Holdings, Inc. (L)	10,612	227,840
Deutsche Telekom AG	841,357	15,165,423
Elisa OYJ	36,569	1,418,589
FairPoint Communications, Inc. (I)	5,066	79,283
Frontier Communications Corp. (L)	811,928	941,836
General Communication, Inc., Class A (I)	5,686	208,335
Globalstar, Inc. (I) (L)	97,215	207,068
Hawaiian Telcom Holdco, Inc. (I)	1,708	42,683
HKT Trust and HKT, Ltd.	973,421	1,276,696
IDT Corp., Class B	3,685	52,953
Iliad SA	6,834	1,615,067
Inmarsat PLC	115,477	1,158,136
Iridium Communications, Inc. (I) (L)	18,376	203,055
Koninklijke KPN NV	882,527	2,824,582
Level 3 Communications, Inc. (I)	88,293	5,235,775
Lumos Networks Corp. (I)	5,081	90,797
Nippon Telegraph & Telephone Corp.	177,858	8,395,622
Orange SA	512,763	8,160,576
ORBCOMM, Inc. (I)	15,145	171,139
PCCW, Ltd.	1,081,317	614,527
pdvWireless, Inc. (I) (L)	2,377	55,384
Proximus SADP	39,367	1,377,820
Singapore Telecommunications, Ltd.	658,505	1,859,832
Singapore Telecommunications, Ltd. (Singapore Stock Exchange)	1,437,549	4,059,752
Spark New Zealand, Ltd.	469,251	1,300,220

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Diversified telecommunication services (continued)
Straight Path Communications, Inc., Class B (I)	1,837	$330,017
Swisscom AG	6,694	3,235,209
TDC A/S	206,871	1,203,036
Telecom Italia SpA (I)	2,922,325	2,703,650
Telecom Italia SpA (New York Stock Exchange)	1,534,729	1,135,734
Telefonica Deutschland Holding AG	188,968	945,028
Telefonica SA	1,165,092	12,060,579
Telenor ASA	191,818	3,182,306
Telia Company AB	671,669	3,095,448
Telstra Corp., Ltd.	1,068,400	3,530,132
TPG Telecom, Ltd. (L)	98,403	431,105
Verizon Communications, Inc.	1,229,289	54,900,047
Vonage Holdings Corp. (I)	42,577	278,454
Windstream Holdings, Inc. (L)	41,637	161,552
		227,716,149
Wireless telecommunication services - 0.5%
Boingo Wireless, Inc. (I)	8,271	123,734
KDDI Corp.	471,443	12,468,547
Millicom International Cellular SA, SDR	16,854	996,880
NTT DOCOMO, Inc.	356,152	8,423,236
Shenandoah Telecommunications Company	10,074	309,272
SoftBank Group Corp.	212,087	17,240,573
Spok Holdings, Inc.	5,114	90,518
StarHub, Ltd.	155,711	307,636
Tele2 AB, B Shares	91,627	960,221
Telephone & Data Systems, Inc.	44,623	1,238,288
Vodafone Group PLC	6,840,610	19,427,007
		61,585,912
		289,302,061
Utilities - 3.3%
Electric utilities - 1.8%
ALLETE, Inc.	10,845	777,370
Alliant Energy Corp.	67,965	2,730,154
American Electric Power Company, Inc.	148,155	10,292,328
AusNet Services	451,973	602,631
Chubu Electric Power Company, Inc.	166,329	2,211,951
CK Infrastructure Holdings, Ltd.	170,843	1,435,126
CLP Holdings, Ltd.	420,834	4,450,041
Contact Energy, Ltd.	185,141	706,835
DONG Energy A/S (S)	38,001	1,715,215
Duke Energy Corp.	210,882	17,627,626
Edison International	98,196	7,677,945
EDP - Energias de Portugal SA	614,858	2,011,335
El Paso Electric Company	8,708	450,204
Electricite de France SA	140,850	1,526,103
Endesa SA (L)	82,140	1,894,853
Enel SpA	2,088,817	11,203,352
Entergy Corp.	54,077	4,151,491
Eversource Energy	95,245	5,782,324

The accompanying notes are an integral part of the financial statements.

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Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Electric utilities (continued)
Exelon Corp.	279,117	$10,067,750
FirstEnergy Corp.	133,370	3,889,069
Fortum OYJ	114,778	1,801,284
Great Plains Energy, Inc.	102,583	3,003,630
Hawaiian Electric Industries, Inc.	51,745	1,675,503
HK Electric Investments & HK Electric Investments, Ltd. (S)	680,000	625,201
Iberdrola SA	1,493,928	11,838,505
IDACORP, Inc.	34,673	2,959,341
Kyushu Electric Power Company, Inc.	109,918	1,335,913
Mercury NZ, Ltd.	184,889	449,705
MGE Energy, Inc.	7,466	480,437
NextEra Energy, Inc.	141,068	19,767,859
OGE Energy Corp.	95,020	3,305,746
Otter Tail Corp.	8,663	343,055
PG&E Corp.	153,871	10,212,418
Pinnacle West Capital Corp.	33,995	2,895,014
PNM Resources, Inc.	54,833	2,097,362
Portland General Electric Company	18,839	860,754
Power Assets Holdings, Ltd.	358,236	3,162,142
PPL Corp.	205,858	7,958,470
Red Electrica Corp. SA	110,215	2,305,743
Spark Energy, Inc., Class A (L)	2,848	53,542
SSE PLC	259,810	4,915,938
Terna Rete Elettrica Nazionale SpA	360,247	1,945,740
The Chugoku Electric Power Company, Inc.	70,436	777,711
The Kansai Electric Power Company, Ltd.	181,824	2,507,247
The Southern Company	299,670	14,348,200
Tohoku Electric Power Company, Inc.	116,765	1,618,258
Tokyo Electric Power Company Holdings, Inc. (I)	373,428	1,541,642
Westar Energy, Inc.	67,586	3,583,410
Xcel Energy, Inc.	152,996	7,019,456
		206,592,929
Gas utilities - 0.3%
APA Group	287,715	2,027,302
Atmos Energy Corp.	50,092	4,155,131
Chesapeake Utilities Corp.	3,440	257,828
Delta Natural Gas Company, Inc.	1,641	50,001
Gas Natural SDG SA (L)	90,467	2,117,692
Hong Kong & China Gas Company, Ltd.	2,149,273	4,042,091
National Fuel Gas Company	40,639	2,269,282
New Jersey Resources Corp.	59,289	2,353,773
Northwest Natural Gas Company	6,067	363,110
ONE Gas, Inc.	35,808	2,499,756
Osaka Gas Company, Ltd.	484,377	1,983,448
RGC Resources, Inc. (L)	2,033	57,595
South Jersey Industries, Inc.	17,090	583,965
Southwest Gas Holdings, Inc.	32,687	2,388,112
Spire, Inc.	9,864	688,014
Toho Gas Company, Ltd.	94,924	691,428
Tokyo Gas Company, Ltd.	505,484	2,632,911

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Gas utilities (continued)
UGI Corp.	82,370	$3,987,532
WGL Holdings, Inc.	35,106	2,928,894
		36,077,865
Independent power and renewable electricity producers - 0.1%
AES Corp.	201,176	2,235,065
Atlantic Power Corp. (I)	30,411	72,986
Dynegy, Inc. (I)	24,473	202,392
Electric Power Development Company, Ltd.	37,148	920,090
Meridian Energy, Ltd.	331,201	706,205
NRG Energy, Inc.	95,260	1,640,377
NRG Yield, Inc., Class A	8,307	141,717
NRG Yield, Inc., Class C	13,398	235,805
Ormat Technologies, Inc.	8,508	499,249
Pattern Energy Group, Inc.	15,623	372,452
TerraForm Global, Inc., Class A (I)	20,342	102,727
TerraForm Power, Inc., Class A (I)	17,471	209,652
		7,338,717
Multi-utilities - 1.0%
AGL Energy, Ltd.	172,109	3,372,730
Ameren Corp.	73,150	3,999,111
Avista Corp.	13,396	568,794
Black Hills Corp.	36,818	2,484,110
CenterPoint Energy, Inc.	129,797	3,553,842
Centrica PLC	1,403,674	3,659,729
CMS Energy Corp.	84,285	3,898,181
Consolidated Edison, Inc.	92,033	7,438,107
Dominion Energy, Inc.	189,483	14,520,082
DTE Energy Company	54,073	5,720,383
E.ON SE	564,258	5,326,573
Engie SA	438,049	6,611,795
Innogy SE (S)	35,809	1,409,315
MDU Resources Group, Inc.	92,920	2,434,504
National Grid PLC	883,155	10,942,714
NiSource, Inc.	98,165	2,489,464
NorthWestern Corp.	33,197	2,025,681
Public Service Enterprise Group, Inc.	152,445	6,556,659
RWE AG	133,096	2,658,700
SCANA Corp.	42,818	2,869,234
Sempra Energy	75,593	8,523,111
Suez	87,456	1,619,374
Unitil Corp.	3,165	152,901
Vectren Corp.	39,468	2,306,510
Veolia Environnement SA	123,654	2,616,093
WEC Energy Group, Inc.	95,118	5,838,343
		113,596,040
Water utilities - 0.1%
American States Water Company	7,825	370,983
American Water Works Company, Inc.	53,729	4,188,176
Aqua America, Inc.	84,501	2,813,883
AquaVenture Holdings, Ltd. (I)	2,982	45,416

The accompanying notes are an integral part of the financial statements.

224

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Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Water utilities (continued)
Artesian Resources Corp., Class A	2,052	$77,237
Cadiz, Inc. (I)	5,438	73,413
California Water Service Group	10,428	383,750
Connecticut Water Service, Inc.	2,562	142,217
Middlesex Water Company	3,729	147,668
Pure Cycle Corp. (I)	5,929	45,950
Severn Trent PLC	60,925	1,731,999
SJW Group	3,699	181,917
The York Water Company	3,171	110,509
United Utilities Group PLC	173,554	1,961,816
		12,274,934
		375,880,485
TOTAL COMMON STOCKS (Cost $7,717,885,473)		$10,982,353,565

PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	14,029	1,157,748
Porsche Automobil Holding SE	39,562	2,226,202
Schaeffler AG	43,391	622,511
Volkswagen AG	47,671	7,282,018
		11,288,479
Consumer staples - 0.1%
Henkel AG & Company KGaA	45,688	6,300,087
Materials - 0.0%
FUCHS PETROLUB SE	17,716	965,574
TOTAL PREFERRED SECURITIES (Cost $16,609,866)		$18,554,140

RIGHTS - 0.0%
ACS Actividades de Construccion y Servicios SA (Expiration Date: 07/14/2017) (I) (N)	60,956	48,735
Community Health Systems, Inc. (I) (N)	174,338	3,400
TOTAL RIGHTS (Cost $62,999)		$52,135

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral Trust, 1.1508% (W)(Y)	19,411,874	194,233,269
TOTAL SECURITIES LENDING COLLATERAL (Cost $194,239,525)		$194,233,269

SHORT-TERM INVESTMENTS - 2.6%
U.S. Government Agency - 0.9%
Federal Home Loan Bank Discount Note
0.900%, 07/19/2017 *	$25,600,000	25,588,480
1.000%, 08/21/2017 *	80,000,000	79,886,667
		105,475,147

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 1.7%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $193,125,472 on 07/03/2017, collateralized by $64,070,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $62,755,284, including interest) and by $129,185,000 U.S. Treasury Bonds, 3.000% due 05/15/2045 (valued at $134,237,684, including interest)	$193,120,000	$193,120,000
TOTAL SHORT-TERM INVESTMENTS (Cost $298,595,147)		$298,595,147
Total Investments (Strategic Equity Allocation Trust) (Cost $8,227,393,010) - 101.3%		$11,493,788,256
Other assets and liabilities, net - (1.3%)		(143,627,444)
TOTAL NET ASSETS - 100.0%		$11,350,160,812

Security Abbreviations and Legend

ADR	American Depositary Receipts
SDR	Swedish Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	174	Long	Sep 2017	$30,461,459	$30,382,140	$(79,319)
						$(79,319)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.0%
Consumer discretionary - 12.4%
Auto components - 0.3%
Adient PLC	1,803	$117,880
American Axle & Manufacturing Holdings, Inc. (I)	2,990	46,644
Autoliv, Inc. (L)	2,338	256,712
BorgWarner, Inc.	5,751	243,612
Cooper Tire & Rubber Company	1,384	49,962
Dana, Inc.	3,674	82,040
Dorman Products, Inc. (I)	891	73,748
Fox Factory Holding Corp. (I)	1,118	39,801
Gentex Corp.	7,430	140,947
Gentherm, Inc. (I)	1,012	39,266
Horizon Global Corp. (I)	499	7,166
LCI Industries	627	64,205
Lear Corp.	1,938	275,351
Modine Manufacturing Company (I)	1,431	23,683
Motorcar Parts of America, Inc. (I)	624	17,622
Shiloh Industries, Inc. (I)	605	7,103
Standard Motor Products, Inc.	630	32,899
Stoneridge, Inc. (I)	992	15,287
Strattec Security Corp.	163	5,770
Superior Industries International, Inc.	689	14,159
Sypris Solutions, Inc. (I)	417	688
Tenneco, Inc.	1,443	83,449
The Goodyear Tire & Rubber Company	7,070	247,167
Tower International, Inc.	686	15,401
UQM Technologies, Inc. (I)	2,700	2,292
Visteon Corp. (I)	916	93,487
		1,996,341
Automobiles - 0.6%
Ford Motor Company	107,546	1,203,440
General Motors Company	41,329	1,443,622
Harley-Davidson, Inc.	4,755	256,865
Tesla, Inc. (I)(L)	4,670	1,688,719
Thor Industries, Inc.	1,360	142,147
Winnebago Industries, Inc.	822	28,770
		4,763,563
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,171	38,713
Genuine Parts Company	4,116	381,800
LKQ Corp. (I)	8,061	265,610
Pool Corp.	1,079	126,858
Weyco Group, Inc.	410	11,431
		824,412
Diversified consumer services - 0.2%
Adtalem Global Education, Inc.	1,593	60,454
American Public Education, Inc. (I)	499	11,801
Ascent Capital Group, Inc., Class A (I)	400	6,144
Bridgepoint Education, Inc. (I)	1,234	18,214
Bright Horizons Family Solutions, Inc. (I)	1,611	124,385
Capella Education Company	356	30,474
Career Education Corp. (I)	2,082	19,987
Carriage Services, Inc.	600	16,176
Chegg, Inc. (I)(L)	2,328	28,611

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Diversified consumer services (continued)
Graham Holdings Company, Class B	181	$108,537
Grand Canyon Education, Inc. (I)	1,247	97,777
H&R Block, Inc.	5,883	181,844
Houghton Mifflin Harcourt Company (I)	3,292	40,492
ITT Educational Services, Inc. (I)	608	3
K12, Inc. (I)	1,193	21,379
Learning Tree International, Inc. (I)	571	1,142
Lincoln Educational Services Corp. (I)	746	2,313
Regis Corp. (I)	1,454	14,933
Service Corp. International	5,181	173,304
ServiceMaster Global Holdings, Inc. (I)	3,578	140,222
Sotheby’s (I)	1,537	82,491
StoneMor Partners LP	855	8,080
Strayer Education, Inc.	293	27,313
Weight Watchers International, Inc. (I)(L)	1,969	65,804
		1,281,880
Hotels, restaurants and leisure - 2.2%
AG&E Holdings, Inc. (I)	47,725	10,266
Ambassadors Group, Inc. (I)	714	29
Aramark	6,429	263,460
Biglari Holdings, Inc. (I)	62	24,784
BJ’s Restaurants, Inc. (I)	597	22,238
Bloomin’ Brands, Inc.	2,934	62,289
Bob Evans Farms, Inc.	579	41,590
Bojangles’, Inc. (I)	1,091	17,729
Boyd Gaming Corp.	3,078	76,365
Brinker International, Inc. (L)	1,453	55,359
Buffalo Wild Wings, Inc. (I)	479	60,689
Caesars Entertainment Corp. (I)(L)	3,634	43,608
Carnival Corp.	14,749	967,092
Carrols Restaurant Group, Inc. (I)	1,001	12,262
Cedar Fair LP (L)	1,505	108,511
Century Casinos, Inc. (I)	974	7,178
Chipotle Mexican Grill, Inc. (I)	769	319,981
Choice Hotels International, Inc.	1,438	92,392
Churchill Downs, Inc.	435	79,736
Chuy’s Holdings, Inc. (I)	436	10,202
ClubCorp Holdings, Inc.	1,834	24,025
Cracker Barrel Old Country Store, Inc. (L)	613	102,524
Darden Restaurants, Inc.	3,316	299,899
Dave & Buster’s Entertainment, Inc. (I)	1,079	71,764
Del Frisco’s Restaurant Group, Inc. (I)	821	13,218
Denny’s Corp. (I)	1,987	23,387
DineEquity, Inc.	499	21,981
Domino’s Pizza, Inc.	1,306	276,258
Dover Downs Gaming & Entertainment, Inc. (I)	2,764	3,068
Drive Shack, Inc.	1,979	6,234
Dunkin’ Brands Group, Inc.	2,387	131,571
El Pollo Loco Holdings, Inc. (I)(L)	948	13,130
Empire Resorts, Inc. (I)(L)	919	21,964
Extended Stay America, Inc.	5,442	105,357
Fiesta Restaurant Group, Inc. (I)	686	14,166

The accompanying notes are an integral part of the financial statements.

227

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Fogo De Chao, Inc. (I)	928	$12,899
Gaming Partners International Corp.	679	8,141
Hilton Grand Vacations, Inc. (I)	2,605	93,936
Hilton Worldwide Holdings, Inc.	9,053	559,928
Hyatt Hotels Corp., Class A (I)	3,568	200,557
ILG, Inc.	3,535	97,177
International Speedway Corp., Class A	1,256	47,163
Intrawest Resorts Holdings, Inc. (I)	1,135	26,945
J Alexander’s Holdings, Inc. (I)	646	7,914
Jack in the Box, Inc.	852	83,922
Jamba, Inc. (I)(L)	640	4,986
Kona Grill, Inc. (I)	521	1,928
Las Vegas Sands Corp.	21,531	1,375,616
Luby’s, Inc. (I)	1,055	2,965
Marriott International, Inc., Class A	10,569	1,060,176
Marriott Vacations Worldwide Corp.	713	83,956
McDonald’s Corp.	22,481	3,443,190
MGM Resorts International	15,714	491,691
Monarch Casino & Resort, Inc. (I)	555	16,789
Nevada Gold & Casinos, Inc. (I)	3,069	6,875
Noodles & Company (I)	864	3,370
Norwegian Cruise Line Holdings, Ltd. (I)	6,392	347,022
Panera Bread Company, Class A (I)	625	196,650
Papa John’s International, Inc.	981	70,397
Papa Murphy’s Holdings, Inc. (I)	623	2,723
Penn National Gaming, Inc. (I)	2,178	46,609
Pinnacle Entertainment, Inc. (I)	1,683	33,256
Planet Fitness, Inc., Class A	2,654	61,944
Potbelly Corp. (I)	746	8,579
RCI Hospitality Holdings, Inc.	622	14,828
Red Robin Gourmet Burgers, Inc. (I)	342	22,316
Red Rock Resorts, Inc., Class A	3,078	72,487
Restaurant Brands International LP	82	5,153
Royal Caribbean Cruises, Ltd.	5,895	643,911
Ruby Tuesday, Inc. (I)	1,684	3,385
Ruth’s Hospitality Group, Inc.	941	20,467
Scientific Games Corp., Class A (I)	2,323	60,630
SeaWorld Entertainment, Inc.	2,201	35,810
Shake Shack, Inc., Class A (I)(L)	952	33,206
Six Flags Entertainment Corp.	2,467	147,058
Sonic Corp.	1,278	33,854
Speedway Motorsports, Inc.	1,233	22,527
Starbucks Corp.	39,428	2,299,047
Texas Roadhouse, Inc.	1,799	91,659
The Cheesecake Factory, Inc.	1,301	65,440
The Habit Restaurants, Inc., Class A (I)(L)	797	12,593
The Marcus Corp.	813	24,553
The Wendy’s Company	7,091	109,981
Town Sports International Holdings, Inc. (I)	959	4,507
Vail Resorts, Inc.	1,091	221,288
Wingstop, Inc. (L)	772	23,855
Wyndham Worldwide Corp.	2,908	291,992
Wynn Resorts, Ltd.	2,686	360,246

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	9,997	$737,379
Zoe’s Kitchen, Inc. (I)(L)	569	6,777
		17,166,559
Household durables - 0.5%
AV Homes, Inc. (I)	578	11,589
Bassett Furniture Industries, Inc.	371	14,079
Beazer Homes USA, Inc. (I)	1,015	13,926
CalAtlantic Group, Inc.	3,117	110,186
Cavco Industries, Inc. (I)	251	32,542
Century Communities, Inc. (I)	466	11,557
DR Horton, Inc.	9,815	339,305
Ethan Allen Interiors, Inc.	658	21,253
Flexsteel Industries, Inc.	179	9,686
GoPro, Inc., Class A (I)(L)	3,405	27,683
Green Brick Partners, Inc. (I)	1,590	18,206
Helen of Troy, Ltd. (I)	725	68,223
Hooker Furniture Corp.	481	19,793
Hovnanian Enterprises, Inc., Class A (I)	3,540	9,912
Installed Building Products, Inc. (I)	810	42,890
iRobot Corp. (I)	739	62,179
KB Home	2,218	53,165
La-Z-Boy, Inc.	1,393	45,273
Leggett & Platt, Inc.	3,484	183,015
Lennar Corp., A Shares	6,214	331,330
Libbey, Inc.	631	5,086
M/I Homes, Inc. (I)	546	15,588
MDC Holdings, Inc.	1,354	47,837
Meritage Homes Corp. (I)	1,094	46,167
Mohawk Industries, Inc. (I)	2,052	495,948
NACCO Industries, Inc., Class A	241	17,075
Newell Brands, Inc.	13,093	702,047
NVR, Inc. (I)	101	243,472
PICO Holdings, Inc. (I)	725	12,688
PulteGroup, Inc.	9,107	223,395
Taylor Morrison Home Corp., Class A (I)	3,358	80,626
Tempur Sealy International, Inc. (I)(L)	1,583	84,516
Toll Brothers, Inc.	4,383	173,172
TopBuild Corp. (I)	1,022	54,238
TRI Pointe Group, Inc. (I)	4,347	57,337
Tupperware Brands Corp.	1,284	90,175
Turtle Beach Corp. (I)	1,434	1,004
Universal Electronics, Inc. (I)	372	24,868
Whirlpool Corp.	2,004	384,006
William Lyon Homes, Class A (I)(L)	971	23,440
ZAGG, Inc. (I)	1,096	9,480
		4,217,957
Internet and direct marketing retail - 2.4%
1-800-Flowers.com, Inc., Class A (I)	1,772	17,277
Amazon.com, Inc. (I)	12,860	12,448,480
CafePress, Inc. (I)	509	1,318
Duluth Holdings, Inc., Class B (I)	808	14,714
Etsy, Inc. (I)(L)	3,011	45,165

The accompanying notes are an integral part of the financial statements.

228

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
EVINE Live, Inc. (I)	2,262	$2,262
Expedia, Inc.	4,085	608,461
Groupon, Inc. (I)	15,363	58,994
HSN, Inc.	1,380	44,022
Lands’ End, Inc. (I)(L)	852	12,695
Liberty Expedia Holdings, Inc. (I)	1,443	77,951
Liberty Interactive Corp., Series A (I)	16,331	400,763
Liberty TripAdvisor Holdings, Inc., Class A (I)	1,858	21,553
Liberty Ventures, Series A (I)	2,165	113,208
Netflix, Inc. (I)	11,616	1,735,547
Nutrisystem, Inc.	886	46,116
Overstock.com, Inc. (I)	775	12,633
PetMed Express, Inc.	614	24,928
Shutterfly, Inc. (I)	962	45,695
The Priceline Group, Inc. (I)	1,338	2,502,756
TripAdvisor, Inc. (I)	3,526	134,693
Wayfair, Inc., Class A (I)(L)	2,246	172,672
		18,541,903
Leisure products - 0.2%
Acushnet Holdings Corp.	2,191	43,469
American Outdoor Brands Corp. (I)(L)	1,347	29,850
Black Diamond, Inc. (I)	1,272	8,459
Brunswick Corp.	2,317	145,345
Callaway Golf Company	2,631	33,624
Escalade, Inc.	621	8,135
Hasbro, Inc.	3,501	390,397
JAKKS Pacific, Inc. (I)(L)	826	3,304
Johnson Outdoors, Inc., Class A	424	20,441
Malibu Boats, Inc., Class A (I)	673	17,411
Marine Products Corp.	1,135	17,717
Mattel, Inc.	9,019	194,179
MCBC Holdings, Inc. (I)	1,445	28,250
Nautilus, Inc. (I)	854	16,354
Polaris Industries, Inc. (L)	1,669	153,932
Sturm Ruger & Company, Inc.	527	32,753
Vista Outdoor, Inc. (I)	1,531	34,463
		1,178,083
Media - 2.9%
AMC Entertainment Holdings, Inc., Class A	2,620	59,605
AMC Networks, Inc., Class A (I)	1,954	104,363
Ballantyne Strong, Inc. (I)	692	4,636
Cable One, Inc.	154	109,479
CBS Corp., Class B	11,577	738,381
Charter Communications, Inc., Class A (I)	7,328	2,468,437
Cinemark Holdings, Inc.	3,013	117,055
Clear Channel Outdoor Holdings, Inc., Class A	9,421	45,692
Comcast Corp., Class A	129,370	5,035,080
Cumulus Media, Inc. (I)	760	342

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Discovery Communications, Inc., Series A (I)(L)	10,655	$275,219
DISH Network Corp., Class A (I)	12,614	791,655
Entercom Communications Corp., Class A (L)	1,216	12,586
Entravision Communications Corp., Class A	2,190	14,454
Gannett Company, Inc.	2,913	25,401
Global Eagle Entertainment, Inc. (I)(L)	2,185	7,779
Gray Television, Inc. (I)	1,908	26,140
Harte-Hanks, Inc. (I)	2,244	2,311
Hemisphere Media Group, Inc. (I)(L)	1,511	17,905
Insignia Systems, Inc.	1,874	1,949
John Wiley & Sons, Inc., Class A	1,493	78,756
Liberty Broadband Corp., Series A (I)	4,990	428,092
Liberty Media Corp-Liberty SiriusXM, Class A (I)	8,698	365,142
Liberty Media Corp.-Liberty Braves, Class A (I)	1,914	45,725
Liberty Media Corp.-Liberty Formula One, Class A (I)	2,241	78,502
Lions Gate Entertainment Corp., Class B (I)	4,395	115,501
Live Nation Entertainment, Inc. (I)	5,371	187,179
Loral Space & Communications, Inc. (I)	522	21,689
Media General, Inc. (I)	3,256	6,675
Meredith Corp.	1,214	72,172
MSG Networks, Inc., Class A (I)	2,027	45,506
National CineMedia, Inc.	1,624	12,050
New Media Investment Group, Inc.	1,171	15,785
News Corp., Class A	15,443	211,569
Nexstar Media Group, Inc., Class A	1,252	74,870
NTN Buzztime, Inc. (I)	146	993
Omnicom Group, Inc.	6,475	536,778
Reading International, Inc., Class A (I)	714	11,517
Regal Entertainment Group, Class A (L)	4,152	84,950
RLJ Entertainment, Inc. (I)	528	1,758
Saga Communications, Inc., Class A	410	18,758
Salem Media Group, Inc.	819	5,815
Scholastic Corp.	986	42,980
Scripps Networks Interactive, Inc., Class A	3,440	234,986
Sinclair Broadcast Group, Inc., Class A	2,418	79,552
Sirius XM Holdings, Inc. (L)	130,370	713,124
TEGNA, Inc.	5,828	83,981
The EW Scripps Company, Class A (I)	2,162	38,505
The Interpublic Group of Companies, Inc.	10,643	261,818
The Madison Square Garden Company, Class A (I)	639	125,819
The McClatchy Company, Class A (I)	294	2,746
The New York Times Company, Class A	4,095	72,482
The Walt Disney Company	42,986	4,567,263
Time Warner, Inc.	20,883	2,096,862
Time, Inc.	2,724	39,089
Twenty-First Century Fox, Inc., Class A	50,506	1,431,340

The accompanying notes are an integral part of the financial statements.

229

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Media (continued)
Viacom, Inc., Class B	10,903	$366,014
World Wrestling Entertainment, Inc., Class A (L)	2,098	42,736
		22,477,548
Multiline retail - 0.3%
Big Lots, Inc. (L)	1,310	63,273
Dillard’s, Inc., Class A (L)	917	52,902
Dollar General Corp.	7,453	537,287
Dollar Tree, Inc. (I)	6,457	451,473
Fred’s, Inc., Class A (L)	1,143	10,550
Gordmans Stores, Inc. (I)	735	7
J.C. Penney Company, Inc. (I)(L)	8,242	38,325
Kohl’s Corp. (L)	4,830	186,776
Macy’s, Inc.	8,118	188,662
Nordstrom, Inc. (L)	4,613	220,640
Ollie’s Bargain Outlet Holdings, Inc. (I)	1,598	68,075
Sears Holdings Corp. (I)(L)	2,836	25,127
Target Corp.	15,185	794,024
The Bon-Ton Stores, Inc. (I)	523	229
Tuesday Morning Corp. (I)(L)	1,283	2,438
		2,639,788
Specialty retail - 2.0%
Aaron’s, Inc.	1,937	75,349
Abercrombie & Fitch Company, Class A	1,924	23,935
Advance Auto Parts, Inc.	2,044	238,310
American Eagle Outfitters, Inc.	4,709	56,743
Asbury Automotive Group, Inc. (I)	549	31,046
Ascena Retail Group, Inc. (I)(L)	5,072	10,905
At Home Group, Inc. (I)(L)	1,807	42,085
AutoNation, Inc. (I)	2,720	114,675
AutoZone, Inc. (I)	773	440,966
Barnes & Noble Education, Inc. (I)	1,024	10,885
Barnes & Noble, Inc.	2,144	16,294
Bed Bath & Beyond, Inc.	4,079	124,002
Best Buy Company, Inc.	8,525	488,738
Boot Barn Holdings, Inc. (I)	809	5,728
Build-A-Bear Workshop, Inc. (I)	613	6,406
Burlington Stores, Inc. (I)	1,874	172,389
Cabela’s, Inc. (I)	1,811	107,610
Caleres, Inc.	1,157	32,141
Camping World Holdings, Inc., Class A	2,245	69,258
CarMax, Inc. (I)	5,110	322,237
Chico’s FAS, Inc.	3,275	30,851
Christopher & Banks Corp. (I)	1,678	2,198
Citi Trends, Inc.	469	9,952
Conn’s, Inc. (I)(L)	952	18,183
Destination Maternity Corp. (I)	1,014	3,285
Dick’s Sporting Goods, Inc.	2,980	118,693
DSW, Inc., Class A	2,093	37,046
Express, Inc. (I)	1,899	12,818
Five Below, Inc. (I)	1,396	68,921
Foot Locker, Inc.	3,583	176,570

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Francesca’s Holdings Corp. (I)	1,176	$12,865
GameStop Corp., Class A	2,703	58,412
Genesco, Inc. (I)	546	18,509
GNC Holdings, Inc., Class A (L)	1,838	15,494
Group 1 Automotive, Inc.	522	33,053
Guess?, Inc.	2,281	29,151
Haverty Furniture Companies, Inc.	710	17,821
hhgregg, Inc. (I)	797	10
Hibbett Sports, Inc. (I)(L)	528	10,956
Kirkland’s, Inc. (I)	537	5,520
L Brands, Inc.	7,902	425,839
Lithia Motors, Inc., Class A	678	63,888
Lowe’s Companies, Inc.	23,587	1,828,700
Lumber Liquidators Holdings, Inc. (I)(L)	653	16,364
MarineMax, Inc. (I)	734	14,350
Monro Muffler Brake, Inc.	896	37,408
Murphy USA, Inc. (I)	1,033	76,556
New York & Company, Inc. (I)	1,928	2,661
O’Reilly Automotive, Inc. (I)	2,533	554,068
Office Depot, Inc.	14,380	81,103
Party City Holdco, Inc. (I)(L)	3,104	48,578
Penske Automotive Group, Inc.	2,176	95,548
Pier 1 Imports, Inc.	2,346	12,176
Rent-A-Center, Inc. (L)	1,396	16,361
RH (I)(L)	1,146	73,940
Ross Stores, Inc.	10,898	629,142
Sally Beauty Holdings, Inc. (I)	3,843	77,821
Sears Hometown and Outlet Stores, Inc. (I)	609	1,644
Select Comfort Corp. (I)	1,208	42,872
Shoe Carnival, Inc.	607	12,674
Signet Jewelers, Ltd. (L)	2,029	128,314
Sonic Automotive, Inc., Class A	1,185	23,048
Sportsman’s Warehouse Holdings, Inc. (I)(L)	1,356	7,322
Stage Stores, Inc. (L)	910	1,893
Staples, Inc.	17,305	174,261
Stein Mart, Inc. (L)	1,286	2,173
Tailored Brands, Inc. (L)	1,216	13,571
Tandy Leather Factory, Inc. (I)	724	6,444
The Buckle, Inc. (L)	1,245	22,161
The Cato Corp., Class A	797	14,019
The Children’s Place, Inc. (L)	463	47,272
The Container Store Group, Inc. (I)(L)	1,275	7,548
The Finish Line, Inc., Class A	995	14,099
The Gap, Inc.	11,254	247,475
The Home Depot, Inc.	32,962	5,056,371
The Michaels Companies, Inc. (I)	5,461	101,138
The TJX Companies, Inc.	17,659	1,274,450
The Wet Seal, Inc., Class A (I)	2,075	0
Tiffany & Company	3,350	314,465
Tile Shop Holdings, Inc.	1,409	29,096
Tilly’s, Inc., Class A	745	7,562
Tractor Supply Company	3,513	190,440
TravelCenters of America LLC (I)	1,254	5,141

The accompanying notes are an integral part of the financial statements.

230

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary (continued)
Specialty retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,718	$493,650
Urban Outfitters, Inc. (I)	2,989	55,416
Vitamin Shoppe, Inc. (I)	567	6,606
Williams-Sonoma, Inc. (L)	2,290	111,065
Winmark Corp.	117	15,087
Zumiez, Inc. (I)	847	10,460
		15,562,250
Textiles, apparel and luxury goods - 0.7%
Carter’s, Inc.	1,302	115,813
Charles & Colvard, Ltd. (I)	1,082	995
Coach, Inc.	7,912	374,554
Columbia Sportswear Company	1,858	107,875
Crocs, Inc. (I)	2,250	17,348
Crown Crafts, Inc.	635	4,382
Culp, Inc.	350	11,375
Deckers Outdoor Corp. (I)	882	60,205
Fossil Group, Inc. (I)(L)	1,286	13,310
G-III Apparel Group, Ltd. (I)	1,238	30,888
Hanesbrands, Inc. (L)	9,902	229,330
Iconix Brand Group, Inc. (I)	1,241	8,575
Kate Spade & Company (I)	3,293	60,888
Lakeland Industries, Inc. (I)	650	9,425
Movado Group, Inc.	727	18,357
NIKE, Inc., Class B	45,080	2,659,720
Oxford Industries, Inc.	446	27,871
Perry Ellis International, Inc. (I)	496	9,652
PVH Corp.	2,118	242,511
Ralph Lauren Corp.	2,189	161,548
Rocky Brands, Inc.	352	4,734
Skechers U.S.A., Inc., Class A (I)	4,171	123,045
Steven Madden, Ltd. (I)	1,672	66,796
Under Armour, Inc., Class A (I)(L)	12,110	263,514
Unifi, Inc. (I)	557	17,156
Vera Bradley, Inc. (I)	1,068	10,445
VF Corp.	11,346	653,530
Vince Holding Corp. (I)	986	464
Wolverine World Wide, Inc.	2,507	70,221
		5,374,527
		96,024,811
Consumer staples - 8.4%
Beverages - 1.7%
Brown-Forman Corp., Class B	10,542	512,341
Coca-Cola Bottling Company Consolidated	231	52,869
Constellation Brands, Inc., Class A	5,442	1,054,279
Craft Brew Alliance, Inc. (I)	718	12,098
Dr. Pepper Snapple Group, Inc.	5,095	464,205
MGP Ingredients, Inc.	463	23,692
Molson Coors Brewing Company, Class B	5,856	505,607
Monster Beverage Corp. (I)	15,484	769,245
National Beverage Corp. (L)	1,235	115,547
PepsiCo, Inc.	38,746	4,474,776
Primo Water Corp. (I)	683	8,674

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Beverages (continued)
Reed’s, Inc. (I)	1,120	$2,744
The Boston Beer Company, Inc., Class A (I)	324	42,817
The Coca-Cola Company	116,588	5,228,972
Truett-Hurst, Inc. (I)	1,132	2,355
		13,270,221
Food and staples retailing - 2.0%
Casey’s General Stores, Inc.	1,037	111,073
Costco Wholesale Corp.	11,823	1,890,852
CVS Health Corp.	28,859	2,321,995
G. Willi-Food International, Ltd.	908	6,901
Ingles Markets, Inc., Class A	564	18,781
Natural Grocers by Vitamin Cottage, Inc. (I)(L)	702	5,806
Performance Food Group Company (I)	3,037	83,214
PriceSmart, Inc.	796	69,730
Rite Aid Corp. (I)	27,601	81,423
Safeway, Inc. (I)	5,383	1,346
Safeway, Inc. (I)	5,383	108
Smart & Final Stores, Inc. (I)	2,005	18,246
SpartanNash Company	1,007	26,142
Sprouts Farmers Market, Inc. (I)	4,061	92,063
SUPERVALU, Inc. (I)	6,712	22,082
Sysco Corp.	14,800	744,884
The Andersons, Inc.	784	26,774
The Chefs’ Warehouse, Inc. (I)	825	10,725
The Kroger Company	25,671	598,648
United Natural Foods, Inc. (I)	1,354	49,692
US Foods Holding Corp. (I)	6,376	173,555
Village Super Market, Inc., Class A	328	8,502
Wal-Mart Stores, Inc.	83,146	6,292,489
Walgreens Boots Alliance, Inc.	29,325	2,296,441
Weis Markets, Inc.	740	36,053
Whole Foods Market, Inc.	8,454	355,998
		15,343,523
Food products - 1.6%
Amplify Snack Brands, Inc. (I)(L)	1,976	19,049
Archer-Daniels-Midland Company	15,469	640,107
B&G Foods, Inc.	2,113	75,223
Blue Buffalo Pet Products, Inc. (I)	5,184	118,247
Bunge, Ltd.	3,667	273,558
Cal-Maine Foods, Inc. (I)(L)	1,242	49,183
Calavo Growers, Inc.	430	29,692
Campbell Soup Company	8,446	440,459
Conagra Brands, Inc.	12,006	429,335
Darling Ingredients, Inc. (I)	4,135	65,085
Dean Foods Company	2,288	38,896
Farmer Brothers Company (I)	496	15,004
Flowers Foods, Inc.	5,404	93,543
Fresh Del Monte Produce, Inc.	1,369	69,696
Freshpet, Inc. (I)(L)	1,079	17,911
General Mills, Inc.	15,999	886,345

The accompanying notes are an integral part of the financial statements.

231

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Food products (continued)
Hormel Foods Corp.	14,567	$496,880
Ingredion, Inc.	1,901	226,618
J&J Snack Foods Corp.	470	62,073
John B. Sanfilippo & Son, Inc.	320	20,195
Kellogg Company	9,502	660,009
Lamb Weston Holdings, Inc.	3,821	168,277
Lancaster Colony Corp.	729	89,390
Landec Corp. (I)	852	12,652
Lifeway Foods, Inc. (I)	658	6,146
Limoneira Company	568	13,422
McCormick & Company, Inc.	3,534	344,600
Mondelez International, Inc., Class A	41,810	1,805,774
Omega Protein Corp.	686	12,279
Pilgrim’s Pride Corp. (I)	6,741	147,763
Pinnacle Foods, Inc.	3,066	182,120
Post Holdings, Inc. (I)	1,682	130,607
Sanderson Farms, Inc.	612	70,778
Seaboard Corp.	31	123,845
Seneca Foods Corp., Class A (I)	306	9,501
Snyder’s-Lance, Inc.	2,536	87,796
The Hain Celestial Group, Inc. (I)	2,768	107,454
The Hershey Company	5,807	623,498
The J.M. Smucker Company	3,137	371,201
The Kraft Heinz Company	32,941	2,821,067
Tootsie Roll Industries, Inc. (L)	1,681	58,583
TreeHouse Foods, Inc. (I)	1,476	120,574
Tyson Foods, Inc., Class A	9,715	608,450
		12,642,885
Household products - 1.3%
Central Garden & Pet Company, Class A (I)	1,205	36,174
Church & Dwight Company, Inc.	7,224	374,781
Colgate-Palmolive Company	24,034	1,781,640
Energizer Holdings, Inc.	1,606	77,120
HRG Group, Inc. (I)	5,474	96,945
Kimberly-Clark Corp.	9,701	1,252,496
Orchids Paper Products Company (L)	345	4,468
The Clorox Company	3,560	474,334
The Procter & Gamble Company	72,355	6,305,738
WD-40 Company	404	44,581
		10,448,277
Personal products - 0.3%
Avon Products, Inc. (I)	10,958	41,640
Coty, Inc., Class A	20,328	381,353
Edgewell Personal Care Company (I)	1,532	116,463
elf Beauty, Inc. (I)	1,345	36,597
Herbalife, Ltd. (I)(L)	2,469	176,114
Inter Parfums, Inc.	910	33,352
Lifevantage Corp. (I)(L)	440	1,905
Mannatech, Inc.	268	4,261
Medifast, Inc.	358	14,846
Nu Skin Enterprises, Inc., Class A	1,533	96,334

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples (continued)
Personal products (continued)
Nutraceutical International Corp.	589	$24,532
Revlon, Inc., Class A (I)	1,470	34,839
The Estee Lauder Companies, Inc., Class A	9,984	958,264
The Female Health Company (I)	1,036	1,088
United-Guardian, Inc.	281	4,341
USANA Health Sciences, Inc. (I)	612	39,229
		1,965,158
Tobacco - 1.5%
Altria Group, Inc.	52,725	3,926,431
Philip Morris International, Inc.	41,946	4,926,558
Reynolds American, Inc.	38,580	2,509,243
Universal Corp.	564	36,491
Vector Group, Ltd.	4,296	91,591
		11,490,314
		65,160,378
Energy - 6.1%
Energy equipment and services - 0.7%
Archrock Partners LP	1,418	21,142
Archrock, Inc.	1,733	19,756
Atwood Oceanics, Inc. (I)(L)	1,688	13,757
Baker Hughes, Inc.	11,569	630,626
Basic Energy Services, Inc. (I)(L)	931	23,182
Bristow Group, Inc. (L)	853	6,525
CARBO Ceramics, Inc. (I)	605	4,144
CSI Compressco LP (L)	1,032	5,005
Dawson Geophysical Company (I)	455	1,784
Diamond Offshore Drilling, Inc. (I)(L)	3,666	39,703
Dril-Quip, Inc. (I)	1,014	49,483
Era Group, Inc. (I)	1,308	12,374
Exterran Corp. (I)	866	23,122
Fairmount Santrol Holdings, Inc. (I)(L)	6,273	24,465
Forum Energy Technologies, Inc. (I)	2,398	37,409
Geospace Technologies Corp. (I)	350	4,841
Gulfmark Offshore, Inc., Class A (I)	718	158
Halliburton Company	23,436	1,000,952
Helix Energy Solutions Group, Inc. (I)	2,743	15,471
Helmerich & Payne, Inc. (L)	2,839	154,271
Hi-Crush Partners LP (I)(L)	2,135	23,165
Hornbeck Offshore Services, Inc. (I)(L)	997	2,822
Key Energy Services, Inc. (I)	20	385
Mammoth Energy Partners LP (I)(L)	1,234	22,952
Matrix Service Company (I)	832	7,779
McDermott International, Inc. (I)	6,082	43,608
Mitcham Industries, Inc. (I)	364	1,449
Nabors Industries, Ltd.	7,626	62,076
National Oilwell Varco, Inc.	10,538	347,122
Natural Gas Services Group, Inc. (I)	421	10,462
Newpark Resources, Inc. (I)	2,052	15,082
Nuverra Environmental Solutions, Inc. (I)	565	6
Oceaneering International, Inc.	2,629	60,046
Oil States International, Inc. (I)	1,366	37,087
Parker Drilling Company (I)	3,311	4,470

The accompanying notes are an integral part of the financial statements.

232

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Energy equipment and services (continued)
Patterson-UTI Energy, Inc.	4,495	$90,754
PHI, Inc. (I)	458	4,470
Pioneer Energy Services Corp. (I)	1,715	3,516
RigNet, Inc. (I)	543	8,715
Rowan Companies PLC, Class A (I)	3,125	32,000
RPC, Inc. (L)	5,693	115,056
Schlumberger, Ltd.	37,631	2,477,625
SEACOR Holdings, Inc. (I)	437	14,989
SEACOR Marine Holdings, Inc. (I)	439	8,938
Smart Sand, Inc. (I)(L)	1,141	10,166
Superior Energy Services, Inc. (I)	4,001	41,730
TechnipFMC PLC (I)	6,045	164,424
Tesco Corp. (I)	1,136	5,055
TETRA Technologies, Inc. (I)	2,318	6,467
Tidewater, Inc. (I)(L)	1,286	926
Unit Corp. (I)	1,284	24,049
USA Compression Partners LP (L)	1,531	25,047
Willbros Group, Inc. (I)	1,503	3,712
		5,764,320
Oil, gas and consumable fuels - 5.4%
Abraxas Petroleum Corp. (I)	2,373	3,844
Adams Resources & Energy, Inc.	167	6,860
Alliance Holdings GP LP (L)	1,442	34,175
Alliance Resource Partners LP (L)	1,858	35,116
Alon USA Energy, Inc.	1,957	26,067
Alon USA Partners LP	1,597	16,737
American Midstream Partners LP (L)	2,155	27,692
Amplify Energy Corp. (I)	13	130
Amyris, Inc. (I)	301	957
Anadarko Petroleum Corp.	15,149	686,856
Antero Midstream Partners LP	4,648	154,221
Antero Resources Corp. (I)	8,590	185,630
Apache Corp.	10,326	494,925
Arch Coal, Inc., Class A (L)	733	50,064
Atlas Energy Group LLC (I)	684	59
Bill Barrett Corp. (I)	1,263	3,877
Black Stone Minerals LP (L)	5,135	80,928
Blueknight Energy Partners LP (L)	2,026	12,764
Boardwalk Pipeline Partners LP	6,425	115,714
Bonanza Creek Energy, Inc. (I)	12	381
BP Prudhoe Bay Royalty Trust (L)	572	12,355
BreitBurn Energy Partners LP (I)	6,102	234
Buckeye Partners LP	3,809	243,509
Cabot Oil & Gas Corp.	12,216	306,377
California Resources Corp. (I)(L)	1,226	10,482
Callon Petroleum Company (I)	5,594	59,352
Calumet Specialty Products Partners LP (I)	1,905	8,096
Camber Energy, Inc. (I)(L)	1,325	342
Carrizo Oil & Gas, Inc. (I)	1,619	28,203
Cheniere Energy Partners LP	8,963	290,401
Cheniere Energy, Inc. (I)	6,222	303,074
Chesapeake Energy Corp. (I)(L)	24,395	121,243
Chevron Corp.	51,021	5,323,021

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Cimarex Energy Company	2,645	$248,656
Clean Energy Fuels Corp. (I)	2,824	7,173
Cloud Peak Energy, Inc. (I)	1,613	5,694
Cobalt International Energy, Inc. (I)	749	1,849
Comstock Resources, Inc. (I)	264	1,866
Concho Resources, Inc. (I)	3,966	481,988
Cone Midstream Partners LP (L)	1,552	29,410
ConocoPhillips	33,564	1,475,473
CONSOL Energy, Inc. (I)	5,935	88,669
Continental Resources, Inc. (I)	10,203	329,863
Crestwood Equity Partners LP (L)	1,934	45,449
CrossAmerica Partners LP	855	21,803
CVR Refining LP (I)(L)	3,990	37,905
DCP Midstream LP (L)	2,987	101,050
Delek Logistics Partners LP	651	21,320
Delek US Holdings, Inc.	1,583	41,855
Denbury Resources, Inc. (I)(L)	9,062	13,865
Devon Energy Corp.	14,283	456,628
DHT Holdings, Inc.	114	473
Diamondback Energy, Inc. (I)	2,422	215,098
Dominion Energy Midstream Partners LP (L)	2,147	61,941
Dorchester Minerals LP	1,007	14,551
Dorian LPG, Ltd. (I)	1,539	12,589
Eclipse Resources Corp. (I)	6,371	18,221
Emerge Energy Services LP (I)(L)	595	5,361
Enable Midstream Partners LP (L)	5,860	93,408
Enbridge Energy Management LLC (I)	2,370	36,522
Enbridge Energy Partners LP (L)	6,933	110,928
Energen Corp. (I)	2,579	127,325
Energy Fuels, Inc. (I)	700	1,113
Energy Transfer Equity LP	28,580	513,297
Energy Transfer Partners LP	31,276	637,718
Energy XXI, Ltd. (I)	5,192	0
EnLink Midstream LLC (L)	4,805	84,568
EnLink Midstream Partners LP	9,847	167,005
Enterprise Products Partners LP	56,881	1,540,337
EOG Resources, Inc.	15,609	1,412,927
EP Energy Corp., Class A (I)(L)	6,405	23,442
EQT Corp.	4,861	284,806
EQT GP Holdings LP (L)	7,025	211,804
EQT Midstream Partners LP (L)	2,299	171,574
EV Energy Partners LP (I)	1,164	733
EXCO Resources, Inc. (I)	492	1,304
Extraction Oil & Gas, Inc. (I)(L)	3,968	53,370
Exxon Mobil Corp.	112,080	9,048,218
Foresight Energy LP (I)	1,732	8,435
Gastar Exploration, Inc. (I)	5,300	4,908
Gener8 Maritime, Inc. (I)	2,395	13,572
Genesis Energy LP (L)	3,450	109,469
Gevo, Inc. (I)	30	21
Global Partners LP	758	13,682
Green Plains, Inc.	1,080	22,194
Gulfport Energy Corp. (I)	4,336	63,956

The accompanying notes are an integral part of the financial statements.

233

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Halcon Resources Corp. (I)	2,654	$12,049
Hallador Energy Company	909	7,063
Harvest Natural Resources, Inc. (I)	270	235
Hess Corp.	8,690	381,230
Holly Energy Partners LP	1,541	50,052
HollyFrontier Corp.	4,639	127,433
Houston American Energy Corp. (I)	760	570
Hugoton Royalty Trust	1,153	2,075
Hyperdynamics Corp. (I)	528	797
International Seaways, Inc. (I)	607	13,173
Isramco, Inc. (I)	64	7,322
Jones Energy, Inc., Class A (I)(L)	1,851	2,962
Kinder Morgan, Inc.	60,409	1,157,436
Laredo Petroleum, Inc. (I)	6,116	64,340
Legacy Reserves LP (I)	2,237	3,244
LinnCo LLC (I)	2,890	125
Magellan Midstream Partners LP	6,271	446,934
Marathon Oil Corp.	23,600	279,660
Marathon Petroleum Corp.	14,334	750,098
Martin Midstream Partners LP (L)	905	15,883
Matador Resources Company (I)(L)	2,613	55,840
Mid-Con Energy Partners LP (I)	856	1,164
MPLX LP	9,792	327,053
Murphy Oil Corp.	4,482	114,874
Natural Resource Partners LP	282	7,769
Newfield Exploration Company (I)	5,240	149,130
Noble Energy, Inc.	13,515	382,475
Northern Oil and Gas, Inc. (I)	1,720	2,408
NuStar Energy LP	2,109	98,343
NuStar GP Holdings LLC	1,154	28,215
Oasis Petroleum, Inc. (I)	6,547	52,703
Occidental Petroleum Corp.	20,696	1,239,070
ONEOK Partners LP	7,899	403,402
ONEOK, Inc.	5,854	305,345
Overseas Shipholding Group, Inc., Class A (I)	1,823	4,849
Pacific Ethanol, Inc. (I)	668	4,175
Panhandle Oil and Gas, Inc., Class A	427	9,864
Parsley Energy, Inc., Class A (I)	4,908	136,197
PBF Energy, Inc., Class A (L)	3,314	73,770
PBF Logistics LP (L)	562	10,959
PDC Energy, Inc. (I)	1,559	67,208
PennTex Midstream Partners LP	459	9,180
PetroQuest Energy, Inc. (I)	459	909
Phillips 66	14,059	1,162,539
Phillips 66 Partners LP	2,951	145,838
Pioneer Natural Resources Company	4,598	733,749
Plains All American Pipeline LP (L)	17,841	468,683
Plains GP Holdings LP, Class A	2,782	72,777
QEP Resources, Inc. (I)	6,377	64,408
Range Resources Corp.	6,493	150,443
Renewable Energy Group, Inc. (I)(L)	1,317	17,055
Resolute Energy Corp. (I)(L)	487	14,498
REX American Resources Corp. (I)	217	20,954

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, gas and consumable fuels (continued)
Rhino Resource Partners LP (I)	123	$394
Rice Energy, Inc. (I)	5,614	149,501
Rice Midstream Partners LP	2,242	44,705
RSP Permian, Inc. (I)	3,903	125,950
Sanchez Energy Corp. (I)(L)	1,613	11,581
SandRidge Energy, Inc. (I)(L)	994	17,107
SandRidge Mississippian Trust	556	806
SemGroup Corp., Class A	1,749	47,223
Shell Midstream Partners LP	5,022	152,167
Ship Finance International, Ltd. (L)	2,304	31,334
SilverBow Resources, Inc. (I)	10	262
SM Energy Company	2,685	44,383
Southwestern Energy Company (I)	13,664	83,077
Spectra Energy Partners LP (L)	8,445	362,291
SRC Energy, Inc. (I)	5,156	34,700
Stone Energy Corp. (I)	24	441
Summit Midstream Partners LP (L)	1,820	41,223
Sunoco LP	2,910	89,075
Syntroleum Corp. (I)	371	247
Tallgrass Energy GP LP	4,263	108,408
Tallgrass Energy Partners LP (L)	1,868	93,568
Targa Resources Corp.	4,927	222,700
TC PipeLines LP (L)	1,754	96,470
Teekay Corp. (L)	1,841	12,279
Tengasco, Inc. (I)	1,178	848
Tesoro Corp.	4,434	415,022
Tesoro Logistics LP	2,846	147,110
The Williams Companies, Inc.	20,357	616,410
TransMontaigne Partners LP	413	17,346
Triangle Petroleum Corp. (I)	2,386	62
U.S. Energy Corp. (I)	193	133
Uranium Energy Corp. (I)(L)	2,379	3,783
Uranium Resources, Inc. (I)(L)	3,810	5,677
USD Partners LP	852	9,585
VAALCO Energy, Inc. (I)	1,621	1,516
Valero Energy Corp.	12,323	831,310
Valero Energy Partners LP	1,840	83,978
Vanguard Natural Resources LLC (I)	724	31
Viper Energy Partners LP	2,048	32,154
Voc Energy Trust (L)	1,109	4,735
W&T Offshore, Inc. (I)(L)	2,000	3,920
Western Gas Equity Partners LP	5,770	248,225
Western Gas Partners LP	3,459	193,496
Western Refining Logistics LP (L)	1,368	35,089
Westmoreland Coal Company (I)	508	2,474
Westmoreland Resource Partners LP (L)	731	1,608
Whiting Petroleum Corp. (I)	7,899	43,523
World Fuel Services Corp.	1,857	71,402
World Point Terminals LP (L)	1,194	20,632
WPX Energy, Inc. (I)	9,604	92,775
Yuma Energy, Inc. (I)	137	127
		41,450,462
		47,214,782

The accompanying notes are an integral part of the financial statements.

234

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 14.3%
Banks - 6.1%
1st Source Corp.	754	$36,147
Access National Corp. (L)	437	11,589
Allegiance Bancshares, Inc. (I)	448	17,158
American National Bankshares, Inc.	441	16,295
Ameris Bancorp	866	41,741
AmeriServ Financial, Inc.	1,551	6,437
Ames National Corp. (L)	452	13,831
Arrow Financial Corp.	441	13,958
Associated Banc-Corp.	3,833	96,592
Banc of California, Inc. (L)	1,378	29,627
BancFirst Corp.	393	37,964
BancorpSouth, Inc.	2,402	73,261
Bank of America Corp.	273,324	6,630,840
Bank of Hawaii Corp.	1,120	92,926
Bank of Marin Bancorp	238	14,649
Bank of the Ozarks, Inc.	3,262	152,890
BankUnited, Inc.	3,142	105,917
Banner Corp.	930	52,554
Bar Harbor Bankshares	621	19,139
BB&T Corp.	21,679	984,443
Berkshire Hills Bancorp, Inc.	723	25,413
Blue Hills Bancorp, Inc.	823	14,732
BOK Financial Corp.	1,768	148,742
Boston Private Financial Holdings, Inc.	2,255	34,614
Bridge Bancorp, Inc.	488	16,250
Brookline Bancorp, Inc.	2,070	30,222
Bryn Mawr Bank Corp.	515	21,888
Camden National Corp.	424	18,194
Capital Bank Financial Corp., Class A	408	15,545
Capital City Bank Group, Inc.	771	15,744
Cathay General Bancorp	1,965	74,572
CenterState Banks, Inc.	1,229	30,553
Central Pacific Financial Corp.	848	26,687
Century Bancorp, Inc., Class A	279	17,744
Chemical Financial Corp.	2,073	100,354
CIT Group, Inc. (L)	5,302	258,207
Citigroup, Inc.	77,160	5,160,461
Citizens & Northern Corp.	683	15,887
Citizens Financial Group, Inc.	13,907	496,202
City Holding Company	402	26,480
CNB Financial Corp.	677	16,228
CoBiz Financial, Inc.	990	17,226
Columbia Banking System, Inc.	1,477	58,858
Comerica, Inc.	4,632	339,248
Commerce Bancshares, Inc.	2,531	143,837
Community Bank System, Inc.	1,368	76,293
Community Trust Bancorp, Inc.	472	20,650
ConnectOne Bancorp, Inc.	969	21,851
CU Bancorp (I)	569	20,569
Cullen/Frost Bankers, Inc.	1,808	169,789
Customers Bancorp, Inc. (I)	651	18,410
CVB Financial Corp.	2,781	62,378
Eagle Bancorp, Inc. (I)	940	59,502
East West Bancorp, Inc.	4,107	240,588

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Enterprise Bancorp, Inc.	417	$14,820
Enterprise Financial Services Corp.	510	20,808
Farmers Capital Bank Corp.	383	14,765
FB Financial Corp. (I)(L)	790	28,590
FCB Financial Holdings, Inc., Class A (I)	997	47,607
Fidelity Southern Corp.	761	17,396
Fifth Third Bancorp	20,157	523,276
Financial Institutions, Inc.	480	14,304
First Bancorp (NC)	661	20,663
First BanCorp (PR) (I)	5,656	32,748
First Bancorp, Inc.	567	15,343
First Busey Corp.	976	28,616
First Citizens BancShares, Inc., Class A	314	117,028
First Commonwealth Financial Corp.	2,575	32,651
First Community Bancshares, Inc.	563	15,398
First Connecticut Bancorp, Inc.	685	17,570
First Financial Bancorp	1,568	43,434
First Financial Bankshares, Inc.	2,130	94,146
First Financial Corp.	403	19,062
First Hawaiian, Inc.	3,848	117,826
First Horizon National Corp.	6,986	121,696
First Interstate BancSystem, Inc., Class A	1,538	57,214
First Merchants Corp.	993	39,859
First Midwest Bancorp, Inc.	2,075	48,368
First NBC Bank Holding Company (I)	686	19
First Republic Bank	4,024	402,802
First US Bancshares, Inc.	1,869	20,970
Flushing Financial Corp.	706	19,902
FNB Corp.	8,424	119,284
Franklin Financial Network, Inc. (I)	303	12,499
Fulton Financial Corp.	4,681	88,939
German American Bancorp, Inc.	661	22,533
Glacier Bancorp, Inc.	2,018	73,879
Great Southern Bancorp, Inc.	402	21,507
Great Western Bancorp, Inc.	1,407	57,420
Guaranty Bancorp	701	19,067
Hancock Holding Company	2,017	98,833
Hanmi Financial Corp.	758	21,565
HarborOne Bancorp, Inc. (I)	1,100	21,956
Heartland Financial USA, Inc.	612	28,825
Heritage Commerce Corp.	1,178	16,233
Heritage Financial Corp.	871	23,082
Hilltop Holdings, Inc.	2,747	71,999
Home BancShares, Inc.	3,853	95,940
Hope Bancorp, Inc.	3,568	66,543
Horizon Bancorp	631	16,627
Huntington Bancshares, Inc.	29,865	403,775
IBERIABANK Corp.	1,037	84,516
Independent Bank Corp. (MA)	614	40,923
Independent Bank Corp. (MI)	916	19,923
Independent Bank Group, Inc.	450	26,775
International Bancshares Corp.	1,788	62,669
Investors Bancorp, Inc.	8,348	111,529
JPMorgan Chase & Co.	96,684	8,836,918

The accompanying notes are an integral part of the financial statements.

235

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
KeyCorp	29,103	$545,390
Lakeland Bancorp, Inc.	1,260	23,751
Lakeland Financial Corp.	589	27,023
LegacyTexas Financial Group, Inc.	1,210	46,137
Live Oak Bancshares, Inc. (L)	968	23,426
M&T Bank Corp.	4,155	672,902
Macatawa Bank Corp.	1,265	12,068
MainSource Financial Group, Inc.	618	20,709
MB Financial, Inc.	2,412	106,224
Mercantile Bank Corp.	504	15,866
Midland States Bancorp, Inc.	620	20,782
MidWestOne Financial Group, Inc.	438	14,844
MutualFirst Financial, Inc.	427	15,244
National Bank Holdings Corp., Class A	897	29,700
National Bankshares, Inc. (L)	382	15,586
National Commerce Corp. (I)	501	19,815
NBT Bancorp, Inc.	1,092	40,349
Northrim BanCorp, Inc.	335	10,184
OFG Bancorp (L)	1,281	12,810
Old National Bancorp	4,237	73,088
Pacific Continental Corp.	705	18,013
Pacific Premier Bancorp, Inc. (I)	1,152	42,509
PacWest Bancorp	3,184	148,693
Park National Corp.	411	42,629
Peapack Gladstone Financial Corp.	582	18,211
Penns Woods Bancorp, Inc.	282	11,613
Penson Worldwide, Inc. (I)	1,757	7
People’s United Financial, Inc.	8,904	157,245
People’s Utah Bancorp	765	20,502
Peoples Bancorp, Inc.	601	19,310
Pinnacle Financial Partners, Inc.	1,826	114,687
Popular, Inc.	2,588	107,945
Porter Bancorp, Inc. (I)	132	1,356
Preferred Bank	444	23,741
Prosperity Bancshares, Inc.	2,034	130,664
QCR Holdings, Inc.	381	18,059
Regions Financial Corp.	33,351	488,259
Renasant Corp.	1,182	51,701
Republic Bancorp, Inc., Class A	534	19,064
Republic First Bancorp, Inc. (I)	2,142	19,814
S&T Bancorp, Inc.	918	32,919
Sandy Spring Bancorp, Inc.	605	24,599
Seacoast Banking Corp. of Florida (I)	1,058	25,498
ServisFirst Bancshares, Inc.	1,442	53,195
Sierra Bancorp	588	14,435
Signature Bank (I)	1,442	206,970
Simmons First National Corp., Class A	763	40,363
South State Corp.	910	77,987
Southern National Bancorp of Virginia, Inc.	544	9,578
Southside Bancshares, Inc.	633	22,133
Southwest Bancorp, Inc.	695	17,757
State Bank Financial Corp.	989	26,822
Sterling Bancorp	3,472	80,724

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Stock Yards Bancorp, Inc.	575	$22,368
Sun Bancorp, Inc.	719	17,723
SunTrust Banks, Inc.	13,154	746,095
SVB Financial Group (I)	1,451	255,071
Synovus Financial Corp.	3,357	148,514
TCF Financial Corp.	4,656	74,217
Texas Capital Bancshares, Inc. (I)	1,520	117,648
The Bancorp, Inc. (I)	1,171	8,876
The First of Long Island Corp.	705	20,163
The PNC Financial Services Group, Inc.	13,100	1,635,797
Tompkins Financial Corp.	340	26,765
Towne Bank	1,434	44,167
TriCo Bancshares	600	21,090
TriState Capital Holdings, Inc. (I)	808	20,362
Triumph Bancorp, Inc. (I)	793	19,468
Trustmark Corp.	1,739	55,926
U.S. Bancorp	45,780	2,376,898
UMB Financial Corp.	1,325	99,190
Umpqua Holdings Corp.	5,666	104,028
Union Bankshares Corp.	1,190	40,341
United Bankshares, Inc. (L)	2,841	111,367
United Community Banks, Inc.	1,943	54,015
United Security Bancshares/Fresno CA	1,014	9,380
Univest Corp. of Pennsylvania	681	20,396
Valley National Bancorp	8,021	94,728
Veritex Holdings, Inc. (I)	805	21,196
Washington Trust Bancorp, Inc.	542	27,940
WashingtonFirst Bankshares, Inc.	429	14,813
Webster Financial Corp.	2,299	120,054
Wells Fargo & Company	135,569	7,511,878
WesBanco, Inc.	1,390	54,961
West Bancorporation, Inc.	665	15,727
Westamerica Bancorporation (L)	646	36,202
Western Alliance Bancorp (I)	2,722	133,922
Wintrust Financial Corp.	1,528	116,800
Xenith Bankshares, Inc. (I)	738	22,922
Zions Bancorporation	5,722	251,253
		46,977,677
Capital markets - 3.2%
180 Degree Capital Corp. (I)	1,253	2,005
Affiliated Managers Group, Inc.	1,430	237,180
AllianceBernstein Holding LP (L)	2,630	62,200
Ameriprise Financial, Inc.	4,348	553,457
Apollo Investment Corp.	5,902	37,714
Ares Capital Corp.	11,927	195,364
Ares Management LP	2,176	39,168
Arlington Asset Investment Corp., Class A	745	10,184
Artisan Partners Asset Management, Inc., Class A	1,910	58,637
Ashford, Inc. (I)	102	5,021
Associated Capital Group, Inc., Class A	685	23,290
BGC Partners, Inc., Class A	7,273	91,931
BlackRock Capital Investment Corp.	1,966	14,725

The accompanying notes are an integral part of the financial statements.

236

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
BlackRock, Inc.	4,378	$1,849,311
Capitala Finance Corp.	493	6,414
CBOE Holdings, Inc.	3,002	274,383
CME Group, Inc.	9,188	1,150,705
Cohen & Steers, Inc.	1,188	48,162
Cowen, Inc. (I)	775	12,594
Diamond Hill Investment Group, Inc.	86	17,148
Donnelley Financial Solutions, Inc. (I)	693	15,911
E*TRADE Financial Corp. (I)	7,348	279,444
Eaton Vance Corp.	3,048	144,231
Ellington Financial LLC	814	13,195
Evercore Partners, Inc., Class A	994	70,077
FactSet Research Systems, Inc.	1,060	176,151
Federated Investors, Inc., Class B	2,793	78,902
Fidus Investment Corp.	505	8,494
Fifth Street Asset Management, Inc.	1,756	8,517
Fifth Street Finance Corp.	4,319	20,990
Financial Engines, Inc. (L)	1,716	62,806
Fortress Investment Group LLC, Class A (L)	10,318	82,441
Franklin Resources, Inc.	15,403	689,900
FS Investment Corp.	6,541	59,850
GAIN Capital Holdings, Inc.	1,279	7,968
GAMCO Investors, Inc., Class A	877	25,959
Gladstone Capital Corp.	626	6,154
Gladstone Investment Corp.	1,645	15,463
Global Brokerage, Inc. (I)	121	242
Golub Capital BDC, Inc.	1,128	21,567
Greenhill & Company, Inc.	774	15,557
Hercules Capital, Inc.	1,953	25,858
Horizon Technology Finance Corp.	303	3,433
Houlihan Lokey, Inc.	400	13,960
Interactive Brokers Group, Inc., Class A	2,234	83,596
Intercontinental Exchange, Inc.	16,126	1,063,026
INTL. FCStone, Inc. (I)	512	19,333
Invesco, Ltd.	10,979	386,351
Investment Technology Group, Inc.	1,058	22,472
Janus Henderson Group PLC (I)	2,242	74,233
KCAP Financial, Inc.	1,596	5,634
Ladenburg Thalmann Financial Services, Inc. (I)	5,103	12,451
Lazard, Ltd., Class A	3,410	157,985
Legg Mason, Inc.	2,867	109,405
LPL Financial Holdings, Inc.	2,453	104,154
Main Street Capital Corp. (L)	1,419	54,575
MarketAxess Holdings, Inc.	1,004	201,904
Medallion Financial Corp.	795	1,900
Medley Capital Corp.	1,911	12,211
Moelis & Company, Class A	1,386	53,846
Monroe Capital Corp.	667	10,158
Moody’s Corp.	5,104	621,055
Morgan Stanley	50,924	2,269,173
Morningstar, Inc.	1,169	91,579
MSCI, Inc.	2,523	259,844

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Capital markets (continued)
MVC Capital, Inc.	645	$6,360
Nasdaq, Inc.	4,581	327,496
New Mountain Finance Corp.	1,505	21,898
Newtek Business Services Corp.	557	9,074
Northern Trust Corp.	6,191	601,827
Oaktree Capital Group LLC (L)	4,010	186,866
Och-Ziff Capital Management Group LLC, Class A	12,894	33,009
Oppenheimer Holdings, Inc., Class A	471	7,724
PennantPark Floating Rate Capital, Ltd.	978	13,800
PennantPark Investment Corp.	1,677	12,393
Piper Jaffray Companies	397	23,800
Prospect Capital Corp. (L)	9,514	77,254
Pzena Investment Management, Inc., Class A	2,302	23,388
Raymond James Financial, Inc.	4,004	321,201
S&P Global, Inc.	6,951	1,014,776
Safeguard Scientifics, Inc. (I)	1,582	18,826
SEI Investments Company	4,261	229,157
Solar Capital, Ltd.	1,040	22,745
Solar Senior Capital, Ltd.	661	11,065
State Street Corp.	10,409	934,000
Stellus Capital Investment Corp.	587	8,048
Stifel Financial Corp. (I)	1,749	80,419
T. Rowe Price Group, Inc.	6,505	482,736
TCP Capital Corp.	1,346	22,747
TD Ameritrade Holding Corp.	14,366	617,594
The Bank of New York Mellon Corp.	28,328	1,445,295
The Blackstone Group LP	17,153	572,053
The Carlyle Group LP	2,285	45,129
The Charles Schwab Corp.	35,902	1,542,350
The Goldman Sachs Group, Inc.	10,757	2,386,978
TheStreet, Inc. (I)	2,765	2,295
THL Credit, Inc.	1,255	12,487
Thomson Reuters Corp.	20,173	933,808
TICC Capital Corp.	1,694	10,740
TPG Specialty Lending, Inc. (L)	1,640	33,538
Triangle Capital Corp.	1,006	17,726
TriplePoint Venture Growth BDC Corp.	731	9,730
U.S. Global Investors, Inc., Class A	1,716	2,625
Value Line, Inc.	421	7,704
Virtu Financial, Inc., Class A (L)	3,765	66,452
Virtus Investment Partners, Inc.	255	28,292
Waddell & Reed Financial, Inc., Class A (L)	2,149	40,573
Westwood Holdings Group, Inc.	216	12,245
WhiteHorse Finance, Inc.	488	6,525
WisdomTree Investments, Inc. (L)	3,565	36,256
		24,472,552
Consumer finance - 0.7%
Ally Financial, Inc.	13,257	277,071
American Express Company	24,723	2,082,666
Asta Funding, Inc. (I)	582	4,772

The accompanying notes are an integral part of the financial statements.

237

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Consumer finance (continued)
Atlanticus Holdings Corp. (I)	1,154	$3,070
Capital One Financial Corp.	12,989	1,073,151
Credit Acceptance Corp. (I)(L)	531	136,541
Discover Financial Services	10,800	671,652
Emergent Capital, Inc. (I)	1,563	516
Encore Capital Group, Inc. (I)	676	27,141
Enova International, Inc. (I)	716	10,633
EZCORP, Inc., Class A (I)	1,352	10,410
FirstCash, Inc.	1,249	72,817
Green Dot Corp., Class A (I)	1,281	49,357
Navient Corp.	8,622	143,556
Nelnet, Inc., Class A	1,179	55,425
OneMain Holdings, Inc. (I)	3,525	86,680
PRA Group, Inc. (I)	1,324	50,180
Regional Management Corp. (I)	438	10,350
Santander Consumer USA Holdings, Inc. (I)	9,218	117,622
SLM Corp. (I)	11,327	130,261
Synchrony Financial	22,562	672,799
World Acceptance Corp. (I)(L)	244	18,278
		5,704,948
Diversified financial services - 1.5%
Berkshire Hathaway, Inc., Class B (I)	66,670	11,291,898
Leucadia National Corp.	9,496	248,415
Marlin Business Services Corp.	519	13,053
NewStar Financial, Inc.	1,448	15,204
On Deck Capital, Inc. (I)(L)	1,853	8,635
Voya Financial, Inc.	5,390	198,837
		11,776,042
Insurance - 2.4%
Aflac, Inc.	10,837	841,818
Alleghany Corp. (I)	406	241,489
American Equity Investment Life Holding Company	2,999	78,814
American Financial Group, Inc.	2,326	231,135
American International Group, Inc.	27,783	1,736,993
American National Insurance Company	710	82,708
AMERISAFE, Inc.	471	26,823
AmTrust Financial Services, Inc. (L)	4,609	69,780
Arch Capital Group, Ltd. (I)	3,197	298,248
Argo Group International Holdings, Ltd.	795	48,177
Arthur J. Gallagher & Company	5,012	286,937
Aspen Insurance Holdings, Ltd.	1,560	77,766
Assurant, Inc.	1,617	167,667
Assured Guaranty, Ltd.	3,421	142,793
Axis Capital Holdings, Ltd.	2,338	151,175
Baldwin & Lyons, Inc., Class B	624	15,288
Brown & Brown, Inc.	3,638	156,689
Cincinnati Financial Corp.	4,585	332,183
Citizens, Inc. (I)(L)	1,758	12,974
CNA Financial Corp.	7,206	351,293
CNO Financial Group, Inc.	4,685	97,823

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Conifer Holdings, Inc. (I)	782	$5,591
Crawford & Company, Class B	1,806	16,796
Donegal Group, Inc., Class A	1,213	19,287
eHealth, Inc. (I)	483	9,080
EMC Insurance Group, Inc.	745	20,696
Employers Holdings, Inc.	897	37,943
Enstar Group, Ltd. (I)	402	79,857
Erie Indemnity Company, Class A	1,193	149,209
Everest Re Group, Ltd.	1,071	272,666
FBL Financial Group, Inc., Class A	658	40,467
Federated National Holding Company	424	6,784
Fidelity & Guaranty Life	1,670	51,854
First American Financial Corp.	2,827	126,339
FNF Group	7,196	322,597
Genworth Financial, Inc., Class A (I)	13,889	52,362
HCI Group, Inc. (L)	364	17,101
Health Insurance Innovations, Inc., Class A (I)	128	3,008
Heritage Insurance Holdings, Inc.	994	12,942
Horace Mann Educators Corp.	1,185	44,793
Independence Holding Company	580	11,861
Infinity Property & Casualty Corp.	324	30,456
Investors Title Company	89	17,216
Kansas City Life Insurance Company (L)	327	16,187
Kemper Corp.	1,449	55,931
Kinsale Capital Group, Inc.	663	24,737
Lincoln National Corp.	6,296	425,484
Loews Corp.	8,891	416,188
Maiden Holdings, Ltd.	2,195	24,365
Markel Corp. (I)	390	380,585
Marsh & McLennan Companies, Inc.	13,983	1,090,115
MBIA, Inc. (I)	3,770	35,551
Mercury General Corp.	1,454	78,516
MetLife, Inc.	29,742	1,634,025
National General Holdings Corp.	2,958	62,414
National Western Life Group, Inc., Class A	110	35,158
Old Republic International Corp.	6,957	135,870
OneBeacon Insurance Group, Ltd., Class A	2,857	52,083
Patriot National, Inc. (I)(L)	996	2,112
Primerica, Inc.	1,205	91,279
Principal Financial Group, Inc.	7,679	491,994
ProAssurance Corp.	1,371	83,357
Prudential Financial, Inc.	11,599	1,254,316
Reinsurance Group of America, Inc.	1,641	210,688
RenaissanceRe Holdings, Ltd.	1,068	148,505
RLI Corp.	1,202	65,653
Safety Insurance Group, Inc.	415	28,345
Selective Insurance Group, Inc.	1,560	78,078
State Auto Financial Corp.	1,230	31,648
State National Companies, Inc.	1,231	22,626
Stewart Information Services Corp.	604	27,410
The Allstate Corp.	9,849	871,046
The Hanover Insurance Group, Inc.	1,119	99,177

The accompanying notes are an integral part of the financial statements.

238

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
The Hartford Financial Services Group, Inc.	10,351	$544,152
The Navigators Group, Inc.	773	42,438
The Progressive Corp.	15,929	702,310
The Travelers Companies, Inc.	7,683	972,130
Torchmark Corp.	3,113	238,145
Trupanion, Inc. (I)(L)	858	19,202
United Fire Group, Inc.	657	28,947
United Insurance Holdings Corp.	756	11,892
Universal Insurance Holdings, Inc. (L)	1,063	26,788
Unum Group	6,223	290,178
Validus Holdings, Ltd.	2,024	105,187
W.R. Berkley Corp.	3,234	223,696
White Mountains Insurance Group, Ltd.	129	112,053
		18,088,039
Mortgage real estate investment trusts - 0.2%
AG Mortgage Investment Trust, Inc.	960	17,568
AGNC Investment Corp.	8,493	180,816
Annaly Capital Management, Inc.	26,311	317,048
Anworth Mortgage Asset Corp.	3,561	21,402
Apollo Commercial Real Estate Finance, Inc.	2,068	38,361
Arbor Realty Trust, Inc.	1,487	12,402
Ares Commercial Real Estate Corp.	902	11,807
ARMOUR Residential REIT, Inc.	867	21,675
Blackstone Mortgage Trust, Inc., Class A	2,355	74,418
Capstead Mortgage Corp.	2,368	24,698
Chimera Investment Corp.	4,591	85,530
CYS Investments, Inc.	3,344	28,123
Dynex Capital, Inc.	1,269	9,010
Five Oaks Investment Corp.	1,155	5,636
Great Ajax Corp.	538	7,521
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,230	28,130
Invesco Mortgage Capital, Inc.	3,073	51,350
Ladder Capital Corp.	2,864	38,406
MFA Financial, Inc.	9,975	83,690
MTGE Investment Corp.	1,299	24,421
New Residential Investment Corp.	7,090	110,320
New York Mortgage Trust, Inc.	3,013	18,741
Orchid Island Capital, Inc.	736	7,257
Owens Realty Mortgage, Inc.	696	11,804
PennyMac Mortgage Investment Trust	1,674	30,617
Redwood Trust, Inc.	1,864	31,763
Resource Capital Corp.	882	8,970
Starwood Property Trust, Inc.	6,126	137,161
Sutherland Asset Management Corp.	1,535	22,795
Two Harbors Investment Corp.	8,640	85,622
Western Asset Mortgage Capital Corp.	1,235	12,721
		1,559,783
Thrifts and mortgage finance - 0.2%
Astoria Financial Corp.	3,497	70,465

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
Bank Mutual Corp.	1,590	$14,549
BankFinancial Corp.	859	12,816
Bear State Financial, Inc.	1,297	12,270
Beneficial Bancorp, Inc. (I)	1,830	27,450
BofI Holding, Inc. (I)(L)	1,726	40,941
BSB Bancorp, Inc. (I)	462	13,514
Capitol Federal Financial, Inc.	3,562	50,616
Charter Financial Corp.	633	11,394
Clifton Bancorp, Inc.	863	14,265
Dime Community Bancshares, Inc.	1,045	20,482
ESSA Bancorp, Inc.	576	8,479
Federal Agricultural Mortgage Corp., Class C	356	23,033
Federal Home Loan Mortgage Corp. (I)(L)	17,059	38,042
Federal National Mortgage Association (I)(L)	30,489	71,039
First Defiance Financial Corp.	253	13,328
Flagstar Bancorp, Inc. (I)	1,405	43,302
Home Bancorp, Inc.	383	16,285
HomeStreet, Inc. (I)	785	21,725
Impac Mortgage Holdings, Inc. (I)	293	4,433
Kearny Financial Corp.	2,611	38,773
LendingTree, Inc. (I)	292	50,282
Meridian Bancorp, Inc.	1,565	26,449
Meta Financial Group, Inc.	207	18,423
MGIC Investment Corp. (I)	8,960	100,352
New York Community Bancorp, Inc.	12,504	164,178
NMI Holdings, Inc., Class A (I)	2,070	23,702
Northfield Bancorp, Inc.	1,487	25,502
Northwest Bancshares, Inc.	2,615	40,820
OceanFirst Financial Corp.	703	19,065
Ocwen Financial Corp. (I)(L)	3,295	8,864
Oritani Financial Corp.	1,310	22,336
PennyMac Financial Services, Inc., Class A (I)	738	12,325
PHH Corp. (I)	1,500	20,655
Provident Financial Holdings, Inc.	343	6,603
Provident Financial Services, Inc.	1,604	40,710
Radian Group, Inc.	5,817	95,108
Security National Financial Corp., Class A (I)	561	3,590
SI Financial Group, Inc.	563	9,064
Southern Missouri Bancorp, Inc.	307	9,904
Territorial Bancorp, Inc.	375	11,696
TFS Financial Corp.	7,556	116,891
TrustCo Bank Corp.	2,084	16,151
United Community Financial Corp.	2,119	17,609
United Financial Bancorp, Inc.	1,682	28,073
Walker & Dunlop, Inc. (I)	702	34,279
Walter Investment Management Corp. (I)	1,023	969
Washington Federal, Inc.	2,295	76,194
Western New England Bancorp, Inc.	885	8,983

The accompanying notes are an integral part of the financial statements.

239

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts and mortgage finance (continued)
WSFS Financial Corp.	796	$36,099
		1,612,077
		110,191,118
Health care - 12.4%
Biotechnology - 3.0%
AbbVie, Inc.	44,146	3,201,026
ACADIA Pharmaceuticals, Inc. (I)(L)	3,700	103,193
Acceleron Pharma, Inc. (I)	974	29,600
Achaogen, Inc. (I)(L)	1,387	30,140
Achillion Pharmaceuticals, Inc. (I)	4,005	18,383
Acorda Therapeutics, Inc. (I)	1,098	21,631
Aduro Biotech, Inc. (I)	1,595	18,183
Advaxis, Inc. (I)(L)	776	5,036
Adverum Biotechnologies, Inc. (I)	588	1,470
Affymax, Inc. (I)	1,006	52
Agenus, Inc. (I)(L)	2,329	9,106
Agios Pharmaceuticals, Inc. (I)(L)	981	50,472
Aimmune Therapeutics, Inc. (I)	1,035	21,280
Akebia Therapeutics, Inc. (I)	1,314	18,882
Alder Biopharmaceuticals, Inc. (I)	1,404	16,076
Aldeyra Therapeutics, Inc. (I)	870	4,089
Alexion Pharmaceuticals, Inc. (I)	6,090	740,970
Alkermes PLC (I)	4,255	246,662
Alnylam Pharmaceuticals, Inc. (I)(L)	2,215	176,668
Altimmune, Inc.	225	720
AMAG Pharmaceuticals, Inc. (I)	1,032	18,989
Ambit Biosciences Corp. (I)	515	309
Amgen, Inc.	20,151	3,470,607
Amicus Therapeutics, Inc. (I)(L)	3,624	36,494
Anthera Pharmaceuticals, Inc. (I)	193	313
Applied Genetic Technologies Corp. (I)	469	2,392
Aptevo Therapeutics, Inc. (I)	500	1,035
AquaBounty Technologies, Inc. (I)	43	344
Ardelyx, Inc. (I)	2,120	10,812
Arena Pharmaceuticals, Inc. (I)	618	10,421
Argos Therapeutics, Inc. (I)	1,050	381
ArQule, Inc. (I)	2,095	2,598
Array BioPharma, Inc. (I)	3,700	30,969
Arrowhead Pharmaceuticals, Inc. (I)(L)	1,311	2,124
Asterias Biotherapeutics, Inc. (I)	166	589
Atara Biotherapeutics, Inc. (I)(L)	691	9,674
aTyr Pharma, Inc. (I)	749	2,584
Audentes Therapeutics, Inc. (I)	1,170	22,382
AVEO Pharmaceuticals, Inc. (I)	1,032	2,291
Avexis, Inc. (I)(L)	620	50,939
Bellicum Pharmaceuticals, Inc. (I)(L)	809	9,449
BioCryst Pharmaceuticals, Inc. (I)	2,279	12,671
Biogen, Inc. (I)	5,897	1,600,210
BioMarin Pharmaceutical, Inc. (I)	4,706	427,399
BioSpecifics Technologies Corp. (I)	222	10,991
BioTime, Inc. (I)(L)	2,834	8,927
Bioverativ, Inc. (I)	2,948	177,381

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Bluebird Bio, Inc. (I)	962	$101,058
Blueprint Medicines Corp. (I)	777	39,371
Cara Therapeutics, Inc. (I)(L)	738	11,358
Cascadian Therapeutics, Inc. (I)	552	2,051
Catabasis Pharmaceuticals, Inc. (I)(L)	799	1,135
Catalyst Pharmaceuticals, Inc. (I)	3,068	8,468
CEL-SCI Corp. (I)	40	89
Celgene Corp. (I)	21,003	2,727,660
Celldex Therapeutics, Inc. (I)(L)	2,680	6,620
ChemoCentryx, Inc. (I)	1,222	11,438
Chiasma, Inc. (I)	559	811
Chimerix, Inc. (I)	1,118	6,093
Cidara Therapeutics, Inc. (I)(L)	376	2,820
Clovis Oncology, Inc. (I)	1,132	105,989
Coherus Biosciences, Inc. (I)(L)	1,070	15,355
Concert Pharmaceuticals, Inc. (I)	500	6,975
Corvus Pharmaceuticals, Inc. (I)	632	7,647
CTI BioPharma Corp (I)	485	1,605
Curis, Inc. (I)	4,504	8,513
Cytokinetics, Inc. (I)	1,107	13,395
CytomX Therapeutics, Inc. (I)	881	13,656
Cytori Therapeutics, Inc. (I)	340	374
CytRx Corp. (I)(L)	2,844	1,783
Dicerna Pharmaceuticals, Inc. (I)	642	2,035
Dimension Therapeutics, Inc. (I)	729	1,057
DNIB Unwind, Inc. (I)	634	92
Dyax Corp. (I)	3,471	8,504
Dynavax Technologies Corp. (I)(L)	885	8,540
Eagle Pharmaceuticals, Inc. (I)(L)	416	32,818
Edge Therapeutics, Inc. (I)(L)	729	7,480
Editas Medicine, Inc. (I)(L)	986	16,545
Eiger BioPharmaceuticals, Inc. (I)	359	2,836
Emergent BioSolutions, Inc. (I)	1,000	33,910
Enanta Pharmaceuticals, Inc. (I)	493	17,738
Enzon Pharmaceuticals, Inc.	1,935	706
Epizyme, Inc. (I)(L)	1,235	18,649
Esperion Therapeutics, Inc. (I)(L)	535	24,760
Exact Sciences Corp. (I)	3,580	126,625
Exelixis, Inc. (I)	7,905	194,700
Fibrocell Science, Inc. (I)	544	2,181
FibroGen, Inc. (I)	1,625	52,488
Five Prime Therapeutics, Inc. (I)	803	24,178
Flexion Therapeutics, Inc. (I)(L)	550	11,121
Fortress Biotech, Inc. (I)(L)	890	4,228
Foundation Medicine, Inc. (I)(L)	947	37,643
Galena Biopharma, Inc. (I)	248	144
Genocea Biosciences, Inc. (I)(L)	1,411	7,365
Genomic Health, Inc. (I)	822	26,756
Geron Corp. (I)(L)	3,996	11,069
Gilead Sciences, Inc.	35,677	2,525,218
Global Blood Therapeutics, Inc. (I)	1,117	30,550
GTx, Inc. (I)	810	4,285
Halozyme Therapeutics, Inc. (I)	3,246	41,614
Idera Pharmaceuticals, Inc. (I)(L)	4,071	7,002

The accompanying notes are an integral part of the financial statements.

240

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Immune Design Corp. (I)(L)	778	$7,586
ImmunoCellular Therapeutics, Ltd. (I)	56	49
ImmunoGen, Inc. (I)(L)	2,126	15,116
Immunomedics, Inc. (I)(L)	2,447	21,607
Incyte Corp. (I)	5,126	645,415
Infinity Pharmaceuticals, Inc. (I)	1,387	2,178
Inotek Pharmaceuticals Corp. (I)(L)	800	1,520
Inovio Pharmaceuticals, Inc. (I)(L)	1,742	13,657
Insmed, Inc. (I)	1,685	28,915
Insys Therapeutics, Inc. (I)(L)	1,990	25,174
Intellia Therapeutics, Inc. (I)(L)	965	15,440
Intercept Pharmaceuticals, Inc. (I)(L)	650	78,696
Intrexon Corp. (I)	2,987	71,957
Invitae Corp. (I)(L)	976	9,331
Ionis Pharmaceuticals, Inc. (I)	3,163	160,902
Ironwood Pharmaceuticals, Inc. (I)	4,005	75,614
Juno Therapeutics, Inc. (I)(L)	2,801	83,722
KalVista Pharmaceuticals, Inc. (I)	75	540
Keryx Biopharmaceuticals, Inc. (I)(L)	3,012	21,777
Kite Pharma, Inc. (I)(L)	1,234	127,929
Kura Oncology, Inc. (I)	836	7,775
Lexicon Pharmaceuticals, Inc. (I)(L)	2,803	46,109
Ligand Pharmaceuticals, Inc. (I)(L)	561	68,105
Loxo Oncology, Inc. (I)	539	43,222
MacroGenics, Inc. (I)	1,004	17,580
MannKind Corp. (I)(L)	2,121	2,991
MediciNova, Inc. (I)(L)	947	4,981
Merrimack Pharmaceuticals, Inc. (L)	3,817	4,733
MiMedx Group, Inc. (I)(L)	3,184	47,664
Minerva Neurosciences, Inc. (I)(L)	1,071	9,478
Mirna Therapeutics, Inc. (I)	1,041	1,759
Momenta Pharmaceuticals, Inc. (I)	1,564	26,432
Myriad Genetics, Inc. (I)	1,868	48,269
NantKwest, Inc. (I)(L)	2,096	15,909
Natera, Inc. (I)	1,325	14,390
Neuralstem, Inc. (I)	220	1,274
Neurocrine Biosciences, Inc. (I)	2,335	107,410
NewLink Genetics Corp. (I)(L)	681	5,005
Nivalis Therapeutics, Inc. (I)	876	2,111
Northwest Biotherapeutics, Inc. (I)	2,350	385
Novavax, Inc. (I)(L)	7,191	8,270
Novelion Therapeutics, Inc. (I)	156	1,440
Omthera Pharmaceuticals, Inc. (I)	598	368
Oncocyte Corp. (I)	975	5,070
OncoGenex Pharmaceuticals, Inc. (I)	535	192
OncoMed Pharmaceuticals, Inc. (I)	1,024	3,410
Onconova Therapeutics, Inc. (I)	70	151
Ophthotech Corp. (I)	962	2,463
OPKO Health, Inc. (I)(L)	16,384	107,807
Oragenics, Inc. (I)	4,733	1,751
Osiris Therapeutics, Inc. (I)(L)	963	6,163
Otonomy, Inc. (I)	861	16,230
OvaScience, Inc. (I)	795	1,240
PDL BioPharma, Inc. (I)	4,261	10,525

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
Peregrine Pharmaceuticals, Inc. (I)	6,112	$3,716
Pfenex, Inc. (I)	814	3,264
Pieris Pharmaceuticals, Inc. (I)(L)	2,901	14,679
Portola Pharmaceuticals, Inc. (I)	1,506	84,592
Progenics Pharmaceuticals, Inc. (I)	2,404	16,323
Protagonist Therapeutics, Inc. (I)	1,019	11,525
Proteon Therapeutics, Inc. (I)	495	767
Proteostasis Therapeutics, Inc. (I)	582	2,724
PTC Therapeutics, Inc. (I)	893	16,369
Puma Biotechnology, Inc. (I)	837	73,154
Ra Pharmaceuticals, Inc. (I)	1,384	25,936
Regeneron Pharmaceuticals, Inc. (I)	2,863	1,406,134
REGENXBIO, Inc. (I)	669	13,213
Regulus Therapeutics, Inc. (I)	1,481	1,460
Repligen Corp. (I)	843	34,934
Retrophin, Inc. (I)	935	18,130
Rigel Pharmaceuticals, Inc. (I)	2,371	6,473
Sage Therapeutics, Inc. (I)	1,188	94,612
Sangamo Therapeutics, Inc. (I)	1,652	14,538
Sarepta Therapeutics, Inc. (I)	1,310	44,160
Savient Pharmaceuticals, Inc. (I)	1,834	0
Seattle Genetics, Inc. (I)	3,707	191,800
Selecta Biosciences, Inc. (I)(L)	1,257	24,964
Seres Therapeutics, Inc. (I)(L)	975	11,018
Sierra Oncology, Inc. (I)	727	851
SIGA Technologies, Inc. (I)	1,320	4,013
Spark Therapeutics, Inc. (I)	756	45,163
Spectrum Pharmaceuticals, Inc. (I)	2,149	16,010
Strongbridge Biopharma PLC (I)	945	6,757
Sunesis Pharmaceuticals, Inc. (I)	293	791
Synergy Pharmaceuticals, Inc. (I)(L)	4,171	18,561
Synthetic Biologics, Inc. (I)	2,872	1,624
T2 Biosystems, Inc. (I)	590	1,894
TESARO, Inc. (I)	1,471	205,734
TetraLogic Pharmaceuticals Corp. (I)	2,942	81
Tonix Pharmaceuticals Holding Corp. (I)	96	416
Tracon Pharmaceuticals, Inc. (I)	722	1,733
Trevena, Inc. (I)	1,478	3,399
Trovagene, Inc. (I)(L)	1,241	1,564
Ultragenyx Pharmaceutical, Inc. (I)	1,295	80,432
United Therapeutics Corp. (I)	1,157	150,098
Vanda Pharmaceuticals, Inc. (I)	1,014	16,528
Veracyte, Inc. (I)	931	7,755
Vericel Corp. (I)	2,536	8,369
Versartis, Inc. (I)	1,038	18,113
Vertex Pharmaceuticals, Inc. (I)	6,758	870,903
Viking Therapeutics, Inc. (I)	1,989	2,148
Vital Therapies, Inc. (I)(L)	731	2,120
Voyager Therapeutics, Inc. (I)(L)	639	5,725
vTv Therapeutics, Inc., Class A (I)	1,265	6,287
XBiotech, Inc. (I)(L)	973	4,573
Xencor, Inc. (I)	965	20,371
XOMA Corp. (I)	225	1,573
Zafgen, Inc. (I)	708	2,485

The accompanying notes are an integral part of the financial statements.

241

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Biotechnology (continued)
ZIOPHARM Oncology, Inc. (I)(L)	3,970	$24,693
		22,707,051
Health care equipment and supplies - 2.2%
Abaxis, Inc.	650	34,463
Abbott Laboratories	46,520	2,261,337
ABIOMED, Inc. (I)	1,144	163,935
Accuray, Inc. (I)	2,157	10,246
Alere, Inc. (I)	2,255	113,178
Align Technology, Inc. (I)	2,109	316,603
Allied Healthcare Products, Inc. (I)	981	2,708
Alphatec Holdings, Inc. (I)	616	1,158
Analogic Corp.	350	25,428
AngioDynamics, Inc. (I)	1,182	19,160
Anika Therapeutics, Inc. (I)	365	18,009
Antares Pharma, Inc. (I)	9,123	29,376
AtriCure, Inc. (I)	1,006	24,396
Atrion Corp.	48	30,878
Avinger, Inc. (I)	316	142
AxoGen, Inc. (I)	2,019	33,818
Baxter International, Inc.	14,494	877,467
Becton, Dickinson and Company	5,745	1,120,907
Biolase, Inc. (I)	1,354	1,313
Boston Scientific Corp. (I)	36,978	1,025,030
Bovie Medical Corp. (I)	2,514	6,210
C.R. Bard, Inc.	2,007	634,433
Cantel Medical Corp.	1,136	88,506
Cardiovascular Systems, Inc. (I)	834	26,880
Cerus Corp. (I)(L)	2,833	7,111
Cogentix Medical, Inc. (I)	816	1,420
ConforMIS, Inc. (I)(L)	1,484	6,366
CONMED Corp.	724	36,881
CryoLife, Inc. (I)	976	19,471
Cutera, Inc. (I)	612	15,851
Danaher Corp.	18,700	1,578,093
Delcath Systems, Inc. (I)	719	142
DENTSPLY SIRONA, Inc.	6,163	399,609
DexCom, Inc. (I)	2,200	160,930
Edwards Lifesciences Corp. (I)	5,799	685,674
Endologix, Inc. (I)(L)	2,279	11,076
Entellus Medical, Inc. (I)(L)	679	11,244
EnteroMedics, Inc. (I)(L)	356	1,780
Exactech, Inc. (I)	512	15,258
FONAR Corp. (I)	195	5,411
GenMark Diagnostics, Inc. (I)	1,434	16,964
Glaukos Corp. (I)(L)	876	36,328
Globus Medical, Inc., Class A (I)	2,546	84,400
Haemonetics Corp. (I)	1,332	52,601
Halyard Health, Inc. (I)	1,198	47,057
Hill-Rom Holdings, Inc.	1,729	137,646
Hologic, Inc. (I)	7,379	334,859
ICU Medical, Inc. (I)	451	77,798
IDEXX Laboratories, Inc. (I)	2,512	405,487
Inogen, Inc. (I)	567	54,103

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care equipment and supplies (continued)
Insulet Corp. (I)	1,466	$75,220
Integer Holdings Corp. (I)	913	39,487
Integra LifeSciences Holdings Corp. (I)	1,960	106,840
Intuitive Surgical, Inc. (I)	1,050	982,139
Invacare Corp.	885	11,682
iRadimed Corp. (I)	238	2,047
iRhythm Technologies, Inc. (I)	661	28,086
IRIDEX Corp. (I)	386	3,818
K2M Group Holdings, Inc. (I)	1,158	28,209
LeMaitre Vascular, Inc.	823	25,694
Masimo Corp. (I)	1,352	123,275
MedCath Corp. (I)	613	307
Meridian Bioscience, Inc.	1,186	18,680
Merit Medical Systems, Inc. (I)	1,104	42,118
Natus Medical, Inc. (I)	930	34,689
Neogen Corp. (I)	981	67,797
NeuroMetrix, Inc. (I)(L)	3,626	9,790
Nevro Corp. (I)	746	55,525
Novocure, Ltd. (I)(L)	2,342	40,517
NuVasive, Inc. (I)	1,572	120,918
Nuvectra Corp. (I)	237	3,147
NxStage Medical, Inc. (I)	1,604	40,212
OraSure Technologies, Inc. (I)	1,807	31,189
Orthofix International NV (I)	495	23,008
Penumbra, Inc. (I)	828	72,657
PhotoMedex, Inc. (I)(L)	127	149
Quidel Corp. (I)	979	26,570
ResMed, Inc.	3,710	288,898
Rockwell Medical, Inc. (I)(L)	1,198	9,500
Roka Bioscience, Inc. (I)	81	215
SeaSpine Holdings Corp. (I)	297	3,421
Senseonics Holdings, Inc. (I)	2,949	5,308
STAAR Surgical Company (I)(L)	961	10,379
Strata Skin Sciences, Inc. (I)	1,979	4,809
Stryker Corp.	10,135	1,406,535
Surmodics, Inc. (I)	293	8,248
Synergetics USA, Inc. (I)	781	148
Tandem Diabetes Care, Inc. (I)	575	460
Teleflex, Inc.	1,264	262,609
The Cooper Companies, Inc.	1,372	328,484
The Spectranetics Corp. (I)	1,185	45,504
Unilife Corp. (I)	532	35
Utah Medical Products, Inc.	139	10,064
Varex Imaging Corp. (I)	1,002	33,868
Varian Medical Systems, Inc. (I)	2,506	258,594
West Pharmaceutical Services, Inc.	1,893	178,926
Zimmer Biomet Holdings, Inc.	5,435	697,854
		16,636,770
Health care providers and services - 2.4%
AAC Holdings, Inc. (I)	583	4,040
Acadia Healthcare Company, Inc. (I)	2,294	113,278
Aceto Corp.	777	12,005
Addus HomeCare Corp. (I)	406	15,103

The accompanying notes are an integral part of the financial statements.

242

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
Adeptus Health, Inc., Class A (I)	517	$884
Aetna, Inc.	9,481	1,439,500
Almost Family, Inc. (I)	266	16,399
Amedisys, Inc. (I)	936	58,790
American Renal Associates Holdings, Inc. (I)(L)	612	11,353
AmerisourceBergen Corp.	5,979	565,195
AMN Healthcare Services, Inc. (I)	1,207	47,133
Anthem, Inc.	7,097	1,335,159
BioScrip, Inc. (I)(L)	3,485	9,462
BioTelemetry, Inc. (I)	750	25,088
Brookdale Senior Living, Inc. (I)	4,840	71,196
Capital Senior Living Corp. (I)	774	11,773
Cardinal Health, Inc.	8,546	665,904
Centene Corp. (I)	4,483	358,102
Chemed Corp.	418	85,494
Cigna Corp.	6,939	1,161,519
Civitas Solutions, Inc. (I)	1,104	19,320
Community Health Systems, Inc. (I)	3,015	30,029
CorVel Corp. (I)	531	25,196
Cross Country Healthcare, Inc. (I)	724	9,347
DaVita, Inc. (I)	5,410	350,352
Diplomat Pharmacy, Inc. (I)	1,747	25,856
Envision Healthcare Corp. (I)	3,343	209,506
Express Scripts Holding Company (I)	16,637	1,062,106
Genesis Healthcare, Inc. (I)	4,490	7,813
Hanger, Inc. (I)	926	11,019
HCA Healthcare, Inc. (I)	10,258	894,498
HealthEquity, Inc. (I)	1,579	78,682
HealthSouth Corp.	2,354	113,934
Henry Schein, Inc. (I)	2,142	392,029
Hooper Holmes, Inc. (I)	712	502
Humana, Inc.	4,035	970,902
InfuSystem Holdings, Inc. (I)	1,678	3,020
Interpace Diagnostics Group, Inc. (I)	85	76
Kindred Healthcare, Inc.	2,288	26,655
Laboratory Corp. of America Holdings (I)	2,834	436,833
Landauer, Inc.	274	14,330
LHC Group, Inc. (I)	557	37,815
LifePoint Health, Inc. (I)	1,154	77,491
Magellan Health, Inc. (I)	673	49,062
McKesson Corp.	6,125	1,007,808
MEDNAX, Inc. (I)	2,427	146,518
Molina Healthcare, Inc. (I)	1,491	103,147
National HealthCare Corp.	406	28,477
National Research Corp., Class A	1,094	29,429
National Research Corp., Class B	727	34,616
Owens & Minor, Inc.	1,615	51,987
Patterson Companies, Inc.	2,573	120,802
PharMerica Corp. (I)	901	23,651
Premier, Inc., Class A (I)	3,810	137,160
Psychemedics Corp.	447	11,153
Quest Diagnostics, Inc.	3,680	409,069
Quorum Health Corp. (I)	754	3,129

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Health care providers and services (continued)
R1 RCM, Inc. (I)	2,560	$9,600
RadNet, Inc. (I)	1,635	12,671
Select Medical Holdings Corp. (I)	3,583	54,999
Surgery Partners, Inc. (I)	1,287	29,279
Teladoc, Inc. (I)(L)	1,112	38,586
Tenet Healthcare Corp. (I)	2,626	50,787
The Ensign Group, Inc.	1,194	25,993
The Providence Service Corp. (I)	423	21,408
Tivity Health, Inc. (I)	1,066	42,480
UnitedHealth Group, Inc.	26,026	4,825,741
Universal Health Services, Inc., Class B	2,715	331,447
US Physical Therapy, Inc.	317	19,147
VCA, Inc. (I)	2,156	199,020
WellCare Health Plans, Inc. (I)	1,180	211,881
		18,833,735
Health care technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	5,139	65,574
athenahealth, Inc. (I)(L)	1,029	144,626
Castlight Health, Inc., B Shares (I)(L)	2,371	9,840
Cerner Corp. (I)	9,312	618,969
Computer Programs & Systems, Inc. (L)	302	9,906
Cotiviti Holdings, Inc. (I)	2,382	88,467
Evolent Health, Inc., Class A (I)	1,121	28,417
HealthStream, Inc. (I)	783	20,609
HMS Holdings Corp. (I)	2,233	41,311
HTG Molecular Diagnostics, Inc. (I)	1,568	4,171
Inovalon Holdings, Inc., Class A (I)(L)	3,888	51,127
Medidata Solutions, Inc. (I)	1,573	123,009
NantHealth, Inc. (I)(L)	3,493	14,775
Omnicell, Inc. (I)	1,035	44,609
Quality Systems, Inc. (I)	1,521	26,176
Simulations Plus, Inc.	574	7,089
Veeva Systems, Inc., Class A (I)	3,979	243,952
Vocera Communications, Inc. (I)	839	22,166
		1,564,793
Life sciences tools and services - 0.8%
Accelerate Diagnostics, Inc. (I)(L)	1,389	37,989
Agilent Technologies, Inc.	8,997	533,612
Albany Molecular Research, Inc. (I)(L)	884	19,183
Bio-Rad Laboratories, Inc., Class A (I)	777	175,843
Bio-Techne Corp.	1,155	135,713
Bruker Corp.	4,391	126,636
Cambrex Corp. (I)	891	53,237
Charles River Laboratories International, Inc. (I)	1,266	128,056
Enzo Biochem, Inc. (I)	1,417	15,644
Fluidigm Corp. (I)	703	2,840
Harvard Bioscience, Inc. (I)	1,938	4,942
Illumina, Inc. (I)	4,026	698,592
INC Research Holdings, Inc., Class A (I)	1,425	83,363
Luminex Corp.	1,126	23,781
Medpace Holdings, Inc. (I)	1,189	34,481

The accompanying notes are an integral part of the financial statements.

243

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (I)	706	$415,509
NanoString Technologies, Inc. (I)	487	8,055
NeoGenomics, Inc. (I)	2,414	21,629
Pacific Biosciences of California, Inc. (I)	2,095	7,458
PAREXEL International Corp. (I)	1,356	117,850
PerkinElmer, Inc.	3,201	218,116
PRA Health Sciences, Inc. (I)	1,627	122,041
Quintiles IMS Holdings, Inc. (I)	6,719	601,351
Thermo Fisher Scientific, Inc.	10,679	1,863,165
VWR Corp. (I)	3,390	111,904
Waters Corp. (I)	2,259	415,295
		5,976,285
Pharmaceuticals - 3.8%
AcelRx Pharmaceuticals, Inc. (I)(L)	1,715	3,687
Aclaris Therapeutics, Inc. (I)(L)	463	12,557
Acura Pharmaceuticals, Inc. (I)	304	170
Adamis Pharmaceuticals Corp. (I)(L)	1,210	6,292
Aerie Pharmaceuticals, Inc. (I)	728	38,256
Agile Therapeutics, Inc. (I)	794	2,978
Akorn, Inc. (I)	3,146	105,517
Alexza Pharmaceuticals, Inc. (I)	2,067	72
Alimera Sciences, Inc. (I)	2,389	3,321
Allergan PLC (I)	609	15,517
Allergan PLC	10,158	2,469,308
Amphastar Pharmaceuticals, Inc. (I)	1,283	22,914
Ampio Pharmaceuticals, Inc. (I)	2,096	1,092
ANI Pharmaceuticals, Inc. (I)	275	12,870
Apricus Biosciences, Inc. (I)	390	441
Aratana Therapeutics, Inc. (I)	1,110	8,025
Axsome Therapeutics, Inc. (I)	492	2,706
BioDelivery Sciences International, Inc. (I)(L)	1,310	3,668
Bristol-Myers Squibb Company	45,239	2,520,717
Catalent, Inc. (I)	3,298	115,760
Cempra, Inc. (I)(L)	1,229	5,653
Chelsea Therapeutics International, Ltd. (I)	1,686	135
Collegium Pharmaceutical, Inc. (I)(L)	438	5,479
ContraVir Pharmaceuticals, Inc. (I)	271	157
Corcept Therapeutics, Inc. (I)	3,086	36,415
Corium International, Inc. (I)	843	6,289
Cumberland Pharmaceuticals, Inc. (I)(L)	740	5,232
Depomed, Inc. (I)	1,747	18,763
Dermira, Inc. (I)	983	28,645
Durect Corp. (I)	3,644	5,685
Egalet Corp. (I)	795	1,884
Eli Lilly & Company	29,890	2,459,947
Endo International PLC (I)	5,894	65,836
Endocyte, Inc. (I)	990	1,485
Flex Pharma, Inc. (I)	683	2,630
Heska Corp. (I)	281	28,682
Horizon Pharma PLC (I)	4,158	49,355
Impax Laboratories, Inc. (I)	2,041	32,860
Innoviva, Inc. (I)	3,271	41,869

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care (continued)
Pharmaceuticals (continued)
Intersect ENT, Inc. (I)	700	$19,565
Johnson & Johnson	73,550	9,729,930
Juniper Pharmaceuticals, Inc. (I)	386	1,949
KemPharm, Inc. (I)	423	1,692
Lannett Company, Inc. (I)(L)	993	20,257
Merck & Company, Inc.	74,614	4,782,011
MyoKardia, Inc. (I)	635	8,319
Nektar Therapeutics (I)	3,744	73,195
Neos Therapeutics, Inc. (I)(L)	484	3,533
Novan, Inc. (I)	809	3,260
Ocera Therapeutics, Inc. (I)	1,673	1,941
Ocular Therapeutix, Inc. (I)(L)	721	6,684
Omeros Corp. (I)	917	18,253
Orexigen Therapeutics, Inc. (I)(L)	369	1,070
Pacira Pharmaceuticals, Inc. (I)	984	46,937
Paratek Pharmaceuticals, Inc. (I)(L)	567	13,665
Pernix Therapeutics Holdings, Inc. (I)	85	342
Pfizer, Inc.	164,224	5,516,284
Phibro Animal Health Corp., Class A	1,104	40,903
Prestige Brands Holdings, Inc. (I)	1,407	74,304
Reata Pharmaceuticals, Inc., Class A (I)(L)	604	19,111
Repros Therapeutics, Inc. (I)	1,311	603
Revance Therapeutics, Inc. (I)(L)	792	20,909
SciClone Pharmaceuticals, Inc. (I)	1,085	11,935
Sucampo Pharmaceuticals, Inc., Class A (I)	1,251	13,136
Supernus Pharmaceuticals, Inc. (I)	1,300	56,030
Teligent, Inc. (I)(L)	1,477	13,515
Tetraphase Pharmaceuticals, Inc. (I)	937	6,681
The Medicines Company (I)(L)	1,881	71,497
TherapeuticsMD, Inc. (I)(L)	5,461	28,779
ULURU, Inc. (I)	366,185	24,571
VIVUS, Inc. (I)	2,560	3,123
Zoetis, Inc.	13,407	836,329
Zogenix, Inc. (I)	490	7,105
		29,620,287
		95,338,921
Industrials - 9.8%
Aerospace and defense - 2.1%
AAR Corp.	833	28,955
Aerojet Rocketdyne Holdings, Inc. (I)	1,691	35,173
Aerovironment, Inc. (I)	627	23,951
Arconic, Inc.	11,610	262,967
Astronics Corp. (I)	571	17,398
Astronics Corp., Class B (I)	182	5,566
Axon Enterprise, Inc. (I)(L)	1,411	35,473
BWX Technologies, Inc.	2,684	130,845
CPI Aerostructures, Inc. (I)	305	2,867
Cubic Corp.	722	33,429
Curtiss-Wright Corp.	1,177	108,025
DigitalGlobe, Inc. (I)	1,671	55,644
Engility Holdings, Inc. (I)	1,060	30,104
Esterline Technologies Corp. (I)	803	76,124

The accompanying notes are an integral part of the financial statements.

244

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Aerospace and defense (continued)
General Dynamics Corp.	8,232	$1,630,759
HEICO Corp., Class A	2,199	136,448
Hexcel Corp.	2,403	126,854
Huntington Ingalls Industries, Inc.	1,231	229,163
KLX, Inc. (I)	1,340	67,000
Kratos Defense & Security Solutions, Inc. (I)	2,946	34,969
L3 Technologies, Inc.	2,159	360,726
Lockheed Martin Corp.	7,912	2,196,450
Mercury Systems, Inc. (I)	1,068	44,952
Moog, Inc., Class A (I)	971	69,640
National Presto Industries, Inc. (L)	198	21,879
Northrop Grumman Corp.	4,737	1,216,035
Orbital ATK, Inc.	1,562	153,638
Raytheon Company	7,949	1,283,605
Rockwell Collins, Inc.	4,484	471,179
Spirit AeroSystems Holdings, Inc., Class A	3,504	203,022
Teledyne Technologies, Inc. (I)	935	119,353
Textron, Inc.	7,535	354,899
The Boeing Company	16,760	3,314,290
The KeyW Holding Corp. (I)	1,188	11,108
TransDigm Group, Inc.	1,471	395,508
Triumph Group, Inc.	1,263	39,911
United Technologies Corp.	22,250	2,716,948
Vectrus, Inc. (I)	283	9,147
Wesco Aircraft Holdings, Inc. (I)	2,577	27,960
		16,081,964
Air freight and logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,923	41,883
Atlas Air Worldwide Holdings, Inc. (I)	602	31,394
C.H. Robinson Worldwide, Inc.	3,745	257,207
Echo Global Logistics, Inc. (I)	744	14,806
Expeditors International of Washington, Inc.	4,771	269,466
FedEx Corp.	7,186	1,561,733
Forward Air Corp.	786	41,878
Hub Group, Inc., Class A (I)	971	37,238
United Parcel Service, Inc., Class B	23,583	2,608,044
XPO Logistics, Inc. (I)	2,932	189,495
		5,053,144
Airlines - 0.5%
Alaska Air Group, Inc.	3,240	290,822
Allegiant Travel Company	426	57,766
American Airlines Group, Inc.	14,069	707,952
Delta Air Lines, Inc.	20,281	1,089,901
Hawaiian Holdings, Inc. (I)	1,433	67,279
JetBlue Airways Corp. (I)	8,502	194,101
SkyWest, Inc.	1,374	48,227
Southwest Airlines Company	16,798	1,043,828
Spirit Airlines, Inc. (I)	1,897	97,980
United Continental Holdings, Inc. (I)	8,552	643,538
		4,241,394

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products - 0.3%
AAON, Inc.	1,366	$50,337
Advanced Drainage Systems, Inc.	1,397	28,080
American Woodmark Corp. (I)	432	41,278
AO Smith Corp.	5,039	283,847
Apogee Enterprises, Inc.	785	44,619
Armstrong Flooring, Inc. (I)	694	12,471
Armstrong World Industries, Inc. (I)	1,388	63,848
Builders FirstSource, Inc. (I)	2,689	41,195
Continental Building Products, Inc. (I)	1,060	24,698
CSW Industrials, Inc. (I)	458	17,702
Fortune Brands Home & Security, Inc.	4,359	284,381
Gibraltar Industries, Inc. (I)	849	30,267
Griffon Corp.	1,272	27,920
Insteel Industries, Inc.	620	20,441
Johnson Controls International PLC	11,997	520,190
Lennox International, Inc.	1,153	211,737
Masco Corp.	8,743	334,070
NCI Building Systems, Inc. (I)	1,966	32,832
Owens Corning	2,989	200,024
Patrick Industries, Inc. (I)	386	28,120
PGT Innovations, Inc. (I)	1,437	18,394
Ply Gem Holdings, Inc. (I)	1,685	30,246
Quanex Building Products Corp.	1,079	22,821
Simpson Manufacturing Company, Inc.	1,268	55,424
Trex Company, Inc. (I)	792	53,587
Universal Forest Products, Inc.	535	46,711
USG Corp. (I)(L)	3,800	110,276
		2,635,516
Commercial services and supplies - 0.5%
ABM Industries, Inc.	1,418	58,875
ACCO Brands Corp. (I)	2,703	31,490
Advanced Disposal Services, Inc. (I)	2,421	55,029
ARC Document Solutions, Inc. (I)	1,715	7,134
Brady Corp., Class A	1,311	44,443
Casella Waste Systems, Inc., Class A (I)	1,604	26,322
CECO Environmental Corp.	1,047	9,611
Cintas Corp.	2,814	354,677
Civeo Corp. (I)	2,935	6,164
Clean Harbors, Inc. (I)	1,506	84,080
Copart, Inc. (I)	6,422	204,155
Covanta Holding Corp.	3,353	44,260
Deluxe Corp.	1,528	105,768
Ennis, Inc.	790	15,089
Essendant, Inc.	956	14,177
Fuel Tech, Inc. (I)	873	733
Healthcare Services Group, Inc.	1,853	86,776
Heritage-Crystal Clean, Inc. (I)	1,425	22,658
Herman Miller, Inc.	1,504	45,722
HNI Corp.	1,253	49,957
Hudson Technologies, Inc. (I)	1,187	10,030
InnerWorkings, Inc. (I)	1,405	16,298
Interface, Inc.	1,775	34,879
Intersections, Inc. (I)	749	3,520

The accompanying notes are an integral part of the financial statements.

245

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Commercial services and supplies (continued)
KAR Auction Services, Inc.	3,601	$151,134
Kimball International, Inc., Class B	1,168	19,494
Knoll, Inc.	1,321	26,486
LSC Communications, Inc.	692	14,809
Matthews International Corp., Class A	822	50,348
McGrath RentCorp	674	23,341
Mobile Mini, Inc.	1,103	32,925
MSA Safety, Inc.	1,018	82,631
Multi-Color Corp.	463	37,781
NL Industries, Inc. (I)	1,347	9,496
Odyssey Marine Exploration, Inc. (I)	239	863
Performant Financial Corp. (I)	1,057	2,209
Pitney Bowes, Inc.	4,969	75,032
Quad/Graphics, Inc.	1,303	29,865
Republic Services, Inc.	8,997	573,379
Rollins, Inc.	5,672	230,907
RR Donnelley & Sons Company	1,848	23,174
SP Plus Corp. (I)	536	16,375
Steelcase, Inc., Class A	3,071	42,994
Stericycle, Inc. (I)	2,239	170,880
Swisher Hygiene, Inc. (I)	450	421
Team, Inc. (I)	677	15,876
Tetra Tech, Inc.	1,496	68,442
The Brink’s Company	1,410	94,470
UniFirst Corp.	523	73,586
US Ecology, Inc.	612	30,906
Versar, Inc. (I)	1,144	1,670
Viad Corp.	544	25,704
VSE Corp.	368	16,553
Waste Management, Inc.	11,948	876,386
West Corp.	2,130	49,672
		4,199,656
Construction and engineering - 0.2%
AECOM (I)	4,508	145,744
Aegion Corp. (I)	1,105	24,177
Ameresco, Inc., Class A (I)	1,226	9,440
Argan, Inc.	428	25,680
Comfort Systems USA, Inc.	1,035	38,399
Dycom Industries, Inc. (I)(L)	820	73,406
EMCOR Group, Inc.	1,574	102,908
Fluor Corp.	3,699	169,340
Granite Construction, Inc.	1,047	50,507
Great Lakes Dredge & Dock Corp. (I)	2,256	9,701
HC2 Holdings, Inc. (I)	820	4,822
IES Holdings, Inc. (I)	523	9,492
Jacobs Engineering Group, Inc.	3,219	175,081
KBR, Inc.	4,010	61,032
Layne Christensen Company (I)	586	5,151
MasTec, Inc. (I)	2,211	99,827
MYR Group, Inc. (I)	618	19,170
Primoris Services Corp.	1,395	34,791
Quanta Services, Inc. (I)	4,039	132,964
Tutor Perini Corp. (I)	1,311	37,691

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Construction and engineering (continued)
Valmont Industries, Inc.	599	$89,610
		1,318,933
Electrical equipment - 0.5%
Acuity Brands, Inc.	1,248	253,693
Allied Motion Technologies, Inc.	328	8,928
American Electric Technologies, Inc. (I)	781	1,406
American Superconductor Corp. (I)	137	633
AMETEK, Inc.	6,137	371,718
Atkore International Group, Inc. (I)	1,797	40,522
AZZ, Inc.	736	41,069
Babcock & Wilcox Enterprises, Inc. (I)	1,342	15,782
Broadwind Energy, Inc. (I)	530	2,671
Eaton Corp. PLC	12,378	963,380
Emerson Electric Company	17,381	1,036,255
Encore Wire Corp.	560	23,912
Energous Corp. (I)(L)	480	7,805
EnerSys	1,187	85,998
Enphase Energy, Inc. (I)	1,398	1,209
Espey Manufacturing & Electronics Corp.	178	3,991
FuelCell Energy, Inc. (I)(L)	1,057	1,311
General Cable Corp.	1,229	20,094
Global Power Equipment Group, Inc. (I)	1,780	6,141
Hubbell, Inc.	1,449	163,983
Lighting Science Group Corp. (I)	4,015	100
Lime Energy Company (I)	174	386
LSI Industries, Inc.	1,000	9,050
P10 Industries, Inc. (I)	951	476
Plug Power, Inc. (I)(L)	5,137	10,479
Powell Industries, Inc.	392	12,540
Power Solutions International, Inc. (I)	285	2,537
Preformed Line Products Company	383	17,779
Regal Beloit Corp.	1,192	97,208
Revolution Lighting Technologies, Inc. (I)	732	4,824
Rockwell Automation, Inc.	3,433	556,009
Sunrun, Inc. (I)(L)	3,318	23,624
Thermon Group Holdings, Inc. (I)	963	18,461
TPI Composites, Inc. (I)	1,252	23,137
Ultralife Corp. (I)	1,277	9,194
Vicor Corp. (I)	1,297	23,216
Vivint Solar, Inc. (I)(L)	2,993	17,509
		3,877,030
Industrial conglomerates - 1.8%
3M Company	16,248	3,382,671
Carlisle Companies, Inc.	1,688	161,035
General Electric Company	239,176	6,460,144
Honeywell International, Inc.	20,584	2,743,641
Icahn Enterprises LP (L)	3,907	201,836
Raven Industries, Inc.	997	33,200
Roper Technologies, Inc.	2,773	642,033
		13,624,560
Machinery - 1.7%
Actuant Corp., Class A	1,477	36,334

The accompanying notes are an integral part of the financial statements.

246

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
AGCO Corp.	2,117	$142,665
Alamo Group, Inc.	309	28,060
Albany International Corp., Class A	832	44,429
Allison Transmission Holdings, Inc.	4,439	166,507
Altra Industrial Motion Corp.	602	23,960
American Railcar Industries, Inc. (L)	571	21,869
Art’s-Way Manufacturing Company, Inc. (I)	1,004	3,062
Astec Industries, Inc.	624	34,638
Barnes Group, Inc.	1,463	85,629
Briggs & Stratton Corp.	1,187	28,607
Caterpillar, Inc.	15,824	1,700,447
Chart Industries, Inc. (I)	779	27,055
CIRCOR International, Inc.	437	25,949
Colfax Corp. (I)	3,201	126,023
Columbus McKinnon Corp.	717	18,226
Crane Company	1,780	141,296
Cummins, Inc.	4,639	752,539
Deere & Company	8,493	1,049,650
Donaldson Company, Inc.	3,940	179,428
Douglas Dynamics, Inc.	681	22,405
Dover Corp.	4,360	349,759
Energy Recovery, Inc. (I)(L)	1,500	12,435
EnPro Industries, Inc.	526	37,541
ESCO Technologies, Inc.	754	44,976
Federal Signal Corp.	1,647	28,592
Flowserve Corp.	3,781	175,552
Fortive Corp.	9,227	584,530
Franklin Electric Company, Inc.	1,286	53,240
FreightCar America, Inc.	439	7,634
Gencor Industries, Inc. (I)	611	9,898
Global Brass & Copper Holdings, Inc.	557	17,016
Graco, Inc.	1,459	159,440
Harsco Corp. (I)	2,228	35,871
Hillenbrand, Inc.	1,740	62,814
Hurco Companies, Inc.	157	5,456
Hyster-Yale Materials Handling, Inc.	313	21,988
IDEX Corp.	2,187	247,153
Illinois Tool Works, Inc.	9,454	1,354,286
ITT, Inc.	2,372	95,307
John Bean Technologies Corp.	819	80,262
Kadant, Inc.	273	20,530
Kennametal, Inc.	2,019	75,551
LB Foster Company, Class A	302	6,478
Lincoln Electric Holdings, Inc.	1,811	166,775
Lindsay Corp. (L)	257	22,937
Lydall, Inc. (I)	452	23,368
Manitex International, Inc. (I)	462	3,225
Meritor, Inc. (I)	2,634	43,751
Milacron Holdings Corp. (I)	1,858	32,682
Mueller Industries, Inc.	1,411	42,965
Mueller Water Products, Inc., Class A	4,465	52,151
Navistar International Corp. (I)(L)	2,135	56,001
NN, Inc.	644	17,678

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Nordson Corp.	1,514	$183,678
Omega Flex, Inc.	324	20,866
Oshkosh Corp.	2,198	151,398
PACCAR, Inc.	9,565	631,673
Park-Ohio Holdings Corp.	378	14,402
Parker-Hannifin Corp.	3,557	568,480
Pentair PLC	5,082	338,156
Perma-Pipe International Holdings, Inc. (I)	642	5,136
Proto Labs, Inc. (I)	698	46,941
RBC Bearings, Inc. (I)	605	61,565
Rexnord Corp. (I)	2,724	63,333
Snap-on, Inc.	1,622	256,276
Spartan Motors, Inc.	1,231	10,894
SPX Corp. (I)	1,082	27,223
SPX FLOW, Inc. (I)	1,082	39,904
Standex International Corp.	320	29,024
Stanley Black & Decker, Inc.	4,134	581,778
Sun Hydraulics Corp.	758	32,344
Tennant Company	437	32,251
Terex Corp.	2,763	103,613
The ExOne Company (I)(L)	328	3,756
The Gorman-Rupp Company	740	18,848
The Greenbrier Companies, Inc. (L)	679	31,404
The LS Starrett Company, Class A	499	4,291
The Manitowoc Company, Inc. (I)	3,536	21,251
The Middleby Corp. (I)	1,516	184,209
The Timken Company	2,118	97,958
The Toro Company	2,836	196,506
Titan International, Inc.	1,106	13,283
TriMas Corp. (I)	1,247	26,000
Trinity Industries, Inc.	4,595	128,798
Wabash National Corp. (L)	1,658	36,443
WABCO Holdings, Inc. (I)	1,513	192,923
Wabtec Corp. (L)	2,368	216,672
Watts Water Technologies, Inc., Class A	943	59,598
Welbilt, Inc. (I)	3,536	66,654
Westport Fuel Systems, Inc. (I)(L)	4,208	9,889
Woodward, Inc.	1,593	107,655
Xylem, Inc.	5,123	283,968
		13,505,661
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	69	326
Kirby Corp. (I)	1,445	96,598
Matson, Inc.	1,128	33,885
Rand Logistics, Inc. (I)	1,706	665
		131,474
Professional services - 0.3%
Acacia Research Corp. (I)	1,316	5,396
Barrett Business Services, Inc.	217	12,432
CBIZ, Inc. (I)	1,766	26,490
CRA International, Inc.	304	11,041
Equifax, Inc.	3,315	455,547

The accompanying notes are an integral part of the financial statements.

247

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional services (continued)
Exponent, Inc.	743	$43,317
FTI Consulting, Inc. (I)	1,028	35,939
Heidrick & Struggles International, Inc.	400	8,700
Hill International, Inc. (I)	4,284	22,277
Huron Consulting Group, Inc. (I)	630	27,216
ICF International, Inc. (I)	477	22,467
Insperity, Inc.	568	40,328
Kelly Services, Inc., Class A	969	21,754
Kforce, Inc.	881	17,268
Korn/Ferry International	1,585	54,730
ManpowerGroup, Inc.	1,903	212,470
Mastech Digital, Inc. (I)	326	2,112
Mistras Group, Inc. (I)	756	16,609
Navigant Consulting, Inc. (I)	1,237	24,443
On Assignment, Inc. (I)	1,339	72,507
Resources Connection, Inc.	1,074	14,714
Robert Half International, Inc.	3,528	169,097
RPX Corp. (I)	1,323	18,456
The Advisory Board Company (I)	1,139	58,659
The Dun & Bradstreet Corp.	975	105,446
TransUnion (I)	4,771	206,632
TriNet Group, Inc. (I)	1,894	62,010
TrueBlue, Inc. (I)	1,001	26,527
Verisk Analytics, Inc. (I)	4,643	391,730
WageWorks, Inc. (I)	909	61,085
Willdan Group, Inc. (I)	465	14,206
		2,261,605
Road and rail - 0.9%
AMERCO	523	191,449
ArcBest Corp.	776	15,986
Avis Budget Group, Inc. (I)	2,507	68,366
Celadon Group, Inc. (L)	789	2,485
Covenant Transportation Group, Inc., Class A (I)	513	8,993
CSX Corp.	25,123	1,370,711
Genesee & Wyoming, Inc., Class A (I)	1,559	106,620
Heartland Express, Inc.	2,216	46,137
Hertz Global Holdings, Inc. (I)(L)	2,361	27,152
J.B. Hunt Transport Services, Inc.	3,159	288,669
Kansas City Southern	2,828	295,950
Knight Transportation, Inc. (L)	2,063	76,434
Landstar System, Inc.	1,076	92,106
Marten Transport, Ltd.	951	26,057
Norfolk Southern Corp.	7,954	968,002
Old Dominion Freight Line, Inc.	2,386	227,243
P.A.M. Transportation Services, Inc. (I)	223	4,226
Patriot Transportation Holding, Inc. (I)	159	2,841
Roadrunner Transportation Systems, Inc. (I)	1,117	8,121
Ryder System, Inc.	1,385	99,692
Saia, Inc. (I)	708	36,320
Swift Transportation Company (I)(L)	3,684	97,626
Union Pacific Corp.	22,314	2,430,218

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Road and rail (continued)
Universal Logistics Holdings, Inc.	809	$12,135
USA Truck, Inc. (I)	356	3,083
Werner Enterprises, Inc.	1,780	52,243
YRC Worldwide, Inc. (I)	823	9,152
		6,568,017
Trading companies and distributors - 0.3%
Air Lease Corp.	2,688	100,424
Aircastle, Ltd.	2,111	45,914
Applied Industrial Technologies, Inc.	996	58,814
Beacon Roofing Supply, Inc. (I)	1,590	77,910
BMC Stock Holdings, Inc. (I)	1,770	38,675
CAI International, Inc. (I)	630	14,868
DXP Enterprises, Inc. (I)	404	13,938
Fastenal Company	8,066	351,113
GATX Corp.	1,116	71,725
GMS, Inc. (I)	1,085	30,489
H&E Equipment Services, Inc.	836	17,063
HD Supply Holdings, Inc. (I)	5,341	163,595
Herc Holdings, Inc. (I)	852	33,501
Kaman Corp.	738	36,804
MRC Global, Inc. (I)	2,561	42,308
MSC Industrial Direct Company, Inc., Class A	2,459	211,376
Neff Corp., Class A (I)	1,541	29,279
NOW, Inc. (I)	2,807	45,137
Rush Enterprises, Inc., Class A (I)	1,066	39,634
SiteOne Landscape Supply, Inc. (I)	1,051	54,715
Textainer Group Holdings, Ltd. (I)	1,429	20,721
Titan Machinery, Inc. (I)	567	10,195
Triton International, Ltd.	894	29,895
United Rentals, Inc. (I)	2,337	263,403
Univar, Inc. (I)	3,703	108,128
Veritiv Corp. (I)	432	19,440
W.W. Grainger, Inc.	1,614	291,375
Watsco, Inc.	943	145,411
WESCO International, Inc. (I)	1,438	82,397
Willis Lease Finance Corp. (I)	269	7,190
		2,455,437
		75,954,391
Information technology - 19.9%
Communications equipment - 1.0%
Acacia Communications, Inc. (I)(L)	981	40,682
ADTRAN, Inc.	1,248	25,771
Aerohive Networks, Inc. (I)	1,694	8,470
Applied Optoelectronics, Inc. (I)(L)	936	57,835
Arista Networks, Inc. (I)	2,027	303,624
ARRIS International PLC (I)	4,969	139,231
Aviat Networks, Inc. (I)	181	3,149
Brocade Communications Systems, Inc.	10,708	135,028
CalAmp Corp. (I)	1,033	21,001
Calix, Inc. (I)	1,564	10,713
Ciena Corp. (I)	3,758	94,025

The accompanying notes are an integral part of the financial statements.

248

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Communications equipment (continued)
Cisco Systems, Inc.	135,730	$4,248,349
Clearfield, Inc. (I)(L)	315	4,158
ClearOne, Inc.	513	4,848
CommScope Holding Company, Inc. (I)	5,541	210,724
Communications Systems, Inc.	859	3,719
Comtech Telecommunications Corp.	478	9,068
Digi International, Inc. (I)	586	5,948
EchoStar Corp., Class A (I)	2,550	154,785
Extreme Networks, Inc. (I)	2,942	27,125
F5 Networks, Inc. (I)	1,764	224,134
Finisar Corp. (I)	2,840	73,783
Harmonic, Inc. (I)	4,245	22,286
Harris Corp.	3,275	357,237
Infinera Corp. (I)	3,529	37,654
Inseego Corp. (I)	1,182	1,478
InterDigital, Inc.	928	71,734
Juniper Networks, Inc.	10,162	283,317
Lantronix, Inc. (I)	3,279	8,001
Lumentum Holdings, Inc. (I)	1,628	92,877
Motorola Solutions, Inc.	4,569	396,315
NETGEAR, Inc. (I)	848	36,549
NetScout Systems, Inc. (I)	2,514	86,482
Oclaro, Inc. (I)(L)	5,650	52,771
Optical Cable Corp. (I)	1,263	3,094
Palo Alto Networks, Inc. (I)	2,519	337,067
ParkerVision, Inc. (I)	245	439
Plantronics, Inc.	917	47,968
Powerwave Technologies, Inc. (I)	912	0
Quantenna Communications, Inc. (I)	969	18,411
ShoreTel, Inc. (I)	1,471	8,532
Sonus Networks, Inc. (I)	1,166	8,675
Ubiquiti Networks, Inc. (I)(L)	2,194	114,022
ViaSat, Inc. (I)	1,620	107,244
Viavi Solutions, Inc. (I)	5,961	62,769
		7,961,092
Electronic equipment, instruments and components - 0.7%
ADDvantage Technologies Group, Inc. (I)	2,510	4,041
Amphenol Corp., Class A	8,391	619,424
Anixter International, Inc. (I)	851	66,548
Arrow Electronics, Inc. (I)	2,368	185,699
Avnet, Inc.	3,376	131,259
AVX Corp.	4,431	72,403
Badger Meter, Inc.	773	30,804
Bel Fuse, Inc., Class B	411	10,152
Belden, Inc.	1,081	81,540
Benchmark Electronics, Inc. (I)	1,267	40,924
CDW Corp.	4,314	269,754
Cognex Corp.	2,216	188,138
Coherent, Inc. (I)	616	138,594
Corning, Inc.	25,795	775,140
CTS Corp.	994	21,470
Daktronics, Inc.	1,231	11,855

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Electronic equipment, instruments and components (continued)
Dolby Laboratories, Inc., Class A	2,621	$128,324
Echelon Corp. (I)	133	696
eMagin Corp. (I)	903	2,212
ePlus, Inc. (I)	388	28,751
FARO Technologies, Inc. (I)	517	19,543
Fitbit, Inc., Class A (I)(L)	5,831	30,963
FLIR Systems, Inc.	3,582	124,152
ID Systems, Inc. (I)	1,256	7,699
Identiv, Inc. (I)	200	1,050
II-VI, Inc. (I)	1,687	57,864
Insight Enterprises, Inc. (I)	1,046	41,830
IPG Photonics Corp. (I)	1,400	203,140
Itron, Inc. (I)	994	67,344
Jabil, Inc.	4,843	141,367
Keysight Technologies, Inc. (I)	4,468	173,939
Kimball Electronics, Inc. (I)	875	15,794
Knowles Corp. (I)(L)	2,416	40,879
Littelfuse, Inc.	619	102,135
LRAD Corp. (I)	2,685	4,538
Maxwell Technologies, Inc. (I)(L)	1,265	7,577
Mesa Laboratories, Inc.	102	14,618
Methode Electronics, Inc.	975	40,170
MTS Systems Corp.	370	19,166
National Instruments Corp.	3,994	160,639
Novanta, Inc. (I)	843	30,348
OSI Systems, Inc. (I)	525	39,454
Park Electrochemical Corp.	657	12,102
PC Connection, Inc.	743	20,106
Perceptron, Inc. (I)	588	4,281
Plexus Corp. (I)	914	48,049
Richardson Electronics, Ltd.	1,482	8,848
Rogers Corp. (I)	426	46,272
Sanmina Corp. (I)	1,946	74,143
ScanSource, Inc. (I)	731	29,459
SYNNEX Corp.	1,055	126,558
Systemax, Inc.	984	18,499
Tech Data Corp. (I)	897	90,597
Trimble, Inc. (I)	6,677	238,169
TTM Technologies, Inc. (I)	2,893	50,222
Universal Display Corp.	1,227	134,050
VeriFone Systems, Inc. (I)	2,945	53,305
Vishay Intertechnology, Inc.	3,948	65,537
Vishay Precision Group, Inc. (I)	543	9,394
Wayside Technology Group, Inc.	338	6,540
Zebra Technologies Corp., Class A (I)	1,367	137,411
		5,325,479
Internet software and services - 4.6%
2U, Inc. (I)	1,321	61,981
Actua Corp. (I)	1,070	15,034
Akamai Technologies, Inc. (I)	4,575	227,881
Alarm.com Holdings, Inc. (I)	1,201	45,194
Alphabet, Inc., Class C (I)	18,652	16,949,632

The accompanying notes are an integral part of the financial statements.

249

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Altaba, Inc. (I)	25,909	$1,411,522
Amber Road, Inc. (I)	808	6,925
Angie’s List, Inc. (I)(L)	1,477	18,891
Appfolio, Inc., Class A (I)	1,018	33,187
Apptio, Inc., Class A (I)(L)	1,219	21,150
Autobytel, Inc. (I)	312	3,934
Bankrate, Inc. (I)	2,600	33,410
Bazaarvoice, Inc. (I)	1,969	9,747
Benefitfocus, Inc. (I)(L)	827	30,061
Blucora, Inc. (I)	993	21,052
Box, Inc., Class A (I)	3,284	59,900
Brightcove, Inc. (I)	722	4,476
BroadVision, Inc. (I)	137	603
Carbonite, Inc. (I)	732	15,958
Care.com, Inc. (I)	870	13,137
Cars.com, Inc. (I)	1,942	51,715
ChannelAdvisor Corp. (I)	534	6,168
CommerceHub, Inc., Series A (I)	360	6,271
CommerceHub, Inc., Series C (I)	721	12,574
Cornerstone OnDemand, Inc. (I)	1,476	52,767
CoStar Group, Inc. (I)	869	229,068
Coupa Software, Inc. (I)	1,368	39,645
Covisint Corp. (I)	808	1,980
DHI Group, Inc. (I)	1,704	4,856
eBay, Inc. (I)	30,144	1,052,628
eGain Corp. (I)	1,523	2,589
Endurance International Group Holdings, Inc. (I)	3,388	28,290
Envestnet, Inc. (I)	1,142	45,223
Facebook, Inc., Class A (I)	78,003	11,776,893
Five9, Inc. (I)	1,627	35,013
GoDaddy, Inc., Class A (I)	4,850	205,737
Gogo, Inc. (I)(L)	2,311	26,646
Great Elm Capital Group, Inc. (I)	525	1,785
GrubHub, Inc. (I)	2,300	100,280
Hortonworks, Inc. (I)	1,830	23,570
Instructure, Inc. (I)	858	25,311
InterActiveCorp (I)	2,077	214,429
Internap Corp. (I)(L)	1,793	6,580
iPass, Inc. (I)	3,773	4,980
j2 Global, Inc.	1,235	105,086
Leaf Group, Ltd. (I)	395	3,081
Limelight Networks, Inc. (I)	3,461	10,002
Liquidity Services, Inc. (I)	792	5,029
LivePerson, Inc. (I)	1,482	16,302
LogMeIn, Inc.	1,356	141,702
Marchex, Inc., Class B (I)	1,101	3,281
Match Group, Inc. (I)(L)	6,566	114,117
MINDBODY, Inc., Class A (I)	1,005	27,336
New Relic, Inc. (I)	1,311	56,386
NIC, Inc.	1,740	32,973
Numerex Corp., Class A (I)	883	4,353
Nutanix, Inc., Class A (I)(L)	3,768	75,925
Pandora Media, Inc. (I)(L)	6,111	54,510

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Internet software and services (continued)
Q2 Holdings, Inc. (I)	1,028	$37,985
QuinStreet, Inc. (I)	1,024	4,270
Qumu Corp. (I)	1,107	3,232
Quotient Technology, Inc. (I)	2,005	23,058
Rightside Group, Ltd. (I)	395	4,195
Shutterstock, Inc. (I)(L)	947	41,744
Spark Networks, Inc. (I)	2,304	2,212
SPS Commerce, Inc. (I)	480	30,605
Stamps.com, Inc. (I)(L)	471	72,946
Support.com, Inc. (I)	657	1,537
TechTarget, Inc. (I)	841	8,721
The Meet Group, Inc. (I)	1,343	6,782
The Trade Desk, Inc., Class A (I)	1,170	58,629
TrueCar, Inc. (I)	1,993	39,720
Twilio, Inc., Class A (I)(L)	2,418	70,388
Twitter, Inc. (I)	19,670	351,503
VeriSign, Inc. (I)(L)	2,822	262,333
Web.com Group, Inc. (I)	1,421	35,951
WebMD Health Corp. (I)	1,041	61,055
Xactly Corp. (I)	856	13,396
XO Group, Inc. (I)	860	15,153
Yelp, Inc. (I)	2,002	60,100
Zillow Group, Inc., Class C (I)	5,242	256,910
		35,051,181
IT services - 3.4%
Acxiom Corp. (I)	1,941	50,427
Alliance Data Systems Corp.	1,550	397,870
Automatic Data Processing, Inc.	12,214	1,251,446
Black Knight Financial Services, Inc., Class A (I)(L)	4,030	165,029
Blackhawk Network Holdings, Inc. (I)	1,462	63,743
Booz Allen Hamilton Holding Corp.	3,987	129,737
Broadridge Financial Solutions, Inc.	3,147	237,787
CACI International, Inc., Class A (I)	661	82,658
Cardtronics PLC, Class A (I)	1,275	41,897
Cass Information Systems, Inc.	371	24,352
Cognizant Technology Solutions Corp., Class A	16,435	1,091,284
Conduent, Inc. (I)	5,339	85,104
Convergys Corp.	2,645	62,898
CoreLogic, Inc. (I)	2,329	101,032
CSG Systems International, Inc.	855	34,696
CSRA, Inc.	4,290	136,208
DST Systems, Inc.	1,742	107,481
DXC Technology Company	7,874	604,093
EPAM Systems, Inc. (I)	1,380	116,044
Euronet Worldwide, Inc. (I)	1,412	123,366
Everi Holdings, Inc. (I)	2,230	16,234
ExlService Holdings, Inc. (I)	843	46,854
Fidelity National Information Services, Inc.	8,917	761,512
First Data Corp., Class A (I)	25,276	460,023
Fiserv, Inc. (I)	5,827	712,875
FleetCor Technologies, Inc. (I)	2,579	371,918

The accompanying notes are an integral part of the financial statements.

250

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
IT services (continued)
Forrester Research, Inc.	499	$19,536
Gartner, Inc. (I)	2,348	290,001
Genpact, Ltd.	5,438	151,340
Global Payments, Inc.	4,292	387,653
IBM Corp.	25,701	3,953,585
Information Services Group, Inc. (I)	1,288	5,294
Innodata, Inc. (I)	890	1,558
Jack Henry & Associates, Inc.	2,105	218,646
Leidos Holdings, Inc.	4,123	213,118
ManTech International Corp., Class A	994	41,132
Mastercard, Inc., Class A	29,475	3,579,739
MAXIMUS, Inc.	1,683	105,406
MoneyGram International, Inc. (I)	1,556	26,841
NCI, Inc., Class A (I)	419	8,841
NeuStar, Inc., Class A (I)	1,497	49,925
Paychex, Inc.	9,845	560,574
PayPal Holdings, Inc. (I)	32,677	1,753,775
Perficient, Inc. (I)	928	17,298
PFSweb, Inc. (I)	786	6,492
PRGX Global, Inc. (I)	1,229	7,989
Sabre Corp.	8,081	175,923
Science Applications International Corp.	1,144	79,416
ServiceSource International, Inc. (I)	1,814	7,038
Square, Inc., Class A (I)	10,266	240,840
Sykes Enterprises, Inc. (I)	1,096	36,749
Syntel, Inc.	2,202	37,346
TeleTech Holdings, Inc.	1,397	56,998
Teradata Corp. (I)	3,452	101,799
The Hackett Group, Inc.	634	9,827
The Western Union Company	12,844	244,678
Total System Services, Inc.	5,172	301,269
Unisys Corp. (I)(L)	1,470	18,816
Vantiv, Inc., Class A (I)	5,341	338,299
Virtusa Corp. (I)	807	23,726
Visa, Inc., Class A	57,604	5,402,103
WEX, Inc. (I)	1,193	124,394
		25,874,532
Semiconductors and semiconductor equipment - 2.5%
Advanced Energy Industries, Inc. (I)	1,012	65,466
Advanced Micro Devices, Inc. (I)(L)	25,283	315,532
Alpha & Omega Semiconductor, Ltd. (I)	745	12,419
Ambarella, Inc. (I)(L)	893	43,355
Amkor Technology, Inc. (I)	6,204	60,613
Analog Devices, Inc.	9,890	769,442
Applied Materials, Inc.	29,302	1,210,466
Axcelis Technologies, Inc. (I)	1,154	24,176
Brooks Automation, Inc.	1,864	40,430
Cabot Microelectronics Corp.	601	44,372
Cavium, Inc. (I)	1,979	122,955
CEVA, Inc. (I)	521	23,679
Cirrus Logic, Inc. (I)	1,698	106,499
Cohu, Inc.	920	14,481
Cree, Inc. (I)	2,698	66,506

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Cypress Semiconductor Corp.	8,326	$113,650
Diodes, Inc. (I)	1,254	30,134
DSP Group, Inc. (I)	1,671	19,384
Entegris, Inc. (I)	3,647	80,052
First Solar, Inc. (I)(L)	2,711	108,115
FormFactor, Inc. (I)	2,220	27,528
GSI Technology, Inc. (I)	991	7,789
Impinj, Inc. (I)(L)	645	31,379
Inphi Corp. (I)	1,003	34,403
Integrated Device Technology, Inc. (I)	3,470	89,491
Intel Corp.	128,154	4,323,916
inTEST Corp. (I)	1,326	8,884
IXYS Corp. (I)	1,111	18,276
KLA-Tencor Corp.	4,337	396,879
Kopin Corp. (I)	6,100	22,631
Kulicke & Soffa Industries, Inc. (I)	1,961	37,298
Lam Research Corp.	4,417	624,696
Lattice Semiconductor Corp. (I)	3,274	21,805
MACOM Technology Solutions Holdings, Inc. (I)	1,683	93,861
Marvell Technology Group, Ltd.	13,379	221,021
Maxim Integrated Products, Inc.	7,502	336,840
MaxLinear, Inc. (I)	1,579	44,038
Microchip Technology, Inc.	5,978	461,382
Micron Technology, Inc. (I)	28,268	844,082
Microsemi Corp. (I)	2,995	140,166
MKS Instruments, Inc.	1,416	95,297
Monolithic Power Systems, Inc.	1,109	106,908
Nanometrics, Inc. (I)	686	17,349
NeoPhotonics Corp. (I)(L)	1,345	10,383
NVE Corp.	193	14,861
NVIDIA Corp.	14,598	2,110,287
ON Semiconductor Corp. (I)	11,149	156,532
PDF Solutions, Inc. (I)	971	15,973
Photronics, Inc. (I)	1,628	15,303
Power Integrations, Inc.	786	57,299
QUALCOMM, Inc.	39,957	2,206,426
Rambus, Inc. (I)	2,939	33,593
Rudolph Technologies, Inc. (I)	1,069	24,427
Semtech Corp. (I)	1,692	60,489
Sigma Designs, Inc. (I)	1,346	7,874
Silicon Laboratories, Inc. (I)	1,103	75,390
Skyworks Solutions, Inc.	4,976	477,447
STR Holdings, Inc. (I)	447	81
SunEdison, Inc. (I)	7,214	360
SunPower Corp. (I)	3,529	32,961
Synaptics, Inc. (I)	938	48,504
Teradyne, Inc.	5,388	161,802
Texas Instruments, Inc.	27,012	2,078,033
Transwitch Corp. (I)	1,436	0
Ultra Clean Holdings, Inc. (I)	1,786	33,488
Veeco Instruments, Inc. (I)	1,350	37,598
Versum Materials, Inc.	2,840	92,300

The accompanying notes are an integral part of the financial statements.

251

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Xcerra Corp. (I)	1,558	$15,222
Xilinx, Inc.	7,033	452,363
Xperi Corp.	1,253	37,339
		19,533,980
Software - 4.6%
8x8, Inc. (I)	2,185	31,792
A10 Networks, Inc. (I)	1,944	16,407
ACI Worldwide, Inc. (I)	3,152	70,510
Activision Blizzard, Inc.	20,161	1,160,669
Adobe Systems, Inc. (I)	13,467	1,904,772
Agilysys, Inc. (I)	1,953	19,764
American Software, Inc., Class A	965	9,930
ANSYS, Inc. (I)	2,329	283,393
Aspen Technology, Inc. (I)	2,129	117,649
Autodesk, Inc. (I)	6,141	619,136
Blackbaud, Inc.	1,279	109,674
Blackline, Inc. (I)	1,427	51,001
Bottomline Technologies, Inc. (I)	1,003	25,767
BroadSoft, Inc. (I)	754	32,460
CA, Inc.	11,536	397,646
Cadence Design Systems, Inc. (I)	7,858	263,164
Callidus Software, Inc. (I)	1,641	39,712
Citrix Systems, Inc. (I)	4,280	340,602
CommVault Systems, Inc. (I)	1,187	67,006
Digimarc Corp. (I)(L)	358	14,374
Document Security Systems, Inc. (I)	487	375
Ebix, Inc.	925	49,858
Electronic Arts, Inc. (I)	8,187	865,530
Ellie Mae, Inc. (I)	1,009	110,899
Everbridge, Inc. (I)	1,115	27,161
Fair Isaac Corp.	840	117,104
FalconStor Software, Inc. (I)	1,925	500
FireEye, Inc. (I)(L)	4,489	68,278
Fortinet, Inc. (I)	5,116	191,543
Gigamon, Inc. (I)	855	33,644
GlobalSCAPE, Inc.	1,630	8,623
Glu Mobile, Inc. (I)	3,036	7,590
Guidewire Software, Inc. (I)	1,906	130,961
HubSpot, Inc. (I)	991	65,158
Imperva, Inc. (I)	840	40,194
Intuit, Inc.	6,957	923,959
Manhattan Associates, Inc. (I)	1,902	91,410
Microsoft Corp.	210,345	14,499,081
MicroStrategy, Inc., Class A (I)	290	55,584
Mitek Systems, Inc. (I)	527	4,427
MobileIron, Inc. (I)	2,124	12,850
Model N, Inc. (I)	711	9,456
Monotype Imaging Holdings, Inc.	1,170	21,411
Nuance Communications, Inc. (I)	7,354	128,033
Oracle Corp.	111,048	5,567,947
Paycom Software, Inc. (I)	1,569	107,335
Paylocity Holding Corp. (I)	1,340	60,541

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Software (continued)
Pegasystems, Inc.	1,982	$115,650
PolarityTE, Inc. (I)	39	901
Progress Software Corp.	1,450	44,791
Proofpoint, Inc. (I)	1,124	97,597
PROS Holdings, Inc. (I)	815	22,323
PTC, Inc. (I)	3,086	170,100
Qualys, Inc. (I)	956	39,005
Rapid7, Inc. (I)	1,317	22,165
RealNetworks, Inc. (I)	1,685	7,296
RealPage, Inc. (I)	2,266	81,463
Red Hat, Inc. (I)	4,772	456,919
RingCentral, Inc., Class A (I)	1,515	55,373
Rosetta Stone, Inc. (I)	659	7,104
salesforce.com, Inc. (I)	18,396	1,593,094
SecureWorks Corp., Class A (I)(L)	2,238	20,791
ServiceNow, Inc. (I)	4,538	481,028
Silver Spring Networks, Inc. (I)	1,190	13,423
Smith Micro Software, Inc. (I)	484	707
Splunk, Inc. (I)	3,502	199,229
SS&C Technologies Holdings, Inc.	5,887	226,120
Symantec Corp.	16,996	480,137
Synchronoss Technologies, Inc. (I)	1,152	18,950
Synopsys, Inc. (I)	3,971	289,605
Tableau Software, Inc., Class A (I)	1,992	122,050
Take-Two Interactive Software, Inc. (I)	2,615	191,889
Tangoe, Inc. (I)	1,393	9,068
Telenav, Inc. (I)	1,631	13,211
The Rubicon Project, Inc. (I)	1,109	5,700
The Ultimate Software Group, Inc. (I)	768	161,326
THQ, Inc. (I)	234	0
TiVo Corp.	3,056	56,994
Tyler Technologies, Inc. (I)	943	165,657
Upland Software, Inc. (I)	894	19,659
Varonis Systems, Inc. (I)	720	26,784
VASCO Data Security International, Inc. (I)	1,169	16,775
Verint Systems, Inc. (I)	1,545	62,882
VirnetX Holding Corp. (I)(L)	1,758	7,999
VMware, Inc., Class A (I)(L)	11,107	971,085
Workday, Inc., Class A (I)	5,474	530,978
Workiva, Inc. (I)	980	18,669
Zendesk, Inc. (I)	2,513	69,811
Zix Corp. (I)	969	5,514
Zynga, Inc., Class A (I)	23,697	86,257
		35,760,959
Technology hardware, storage and peripherals - 3.1%
3D Systems Corp. (I)(L)	2,882	53,893
Apple, Inc.	144,236	20,772,868
Avid Technology, Inc. (I)	1,142	6,007
CPI Card Group, Inc. (L)	1,673	4,768
Cray, Inc. (I)	1,117	20,553
Diebold Nixdorf, Inc.	2,503	70,084
Eastman Kodak Company (I)(L)	1,191	10,838

The accompanying notes are an integral part of the financial statements.

252

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Electronics For Imaging, Inc. (I)	1,256	$59,509
GlassBridge Enterprises, Inc. (I)	132	523
Hewlett Packard Enterprise Company	45,315	751,776
HP, Inc.	46,436	811,701
Immersion Corp. (I)	1,077	9,779
Intevac, Inc. (I)	1,295	14,375
NCR Corp. (I)	3,293	134,486
NetApp, Inc.	7,690	307,985
Pure Storage, Inc., Class A (I)	5,270	67,509
Super Micro Computer, Inc. (I)	1,309	32,267
TransAct Technologies, Inc.	544	4,624
Video Display Corp. (I)	2,005	2,085
Western Digital Corp.	7,745	686,207
Xerox Corp.	6,674	191,744
		24,013,581
		153,520,804
Materials - 3.1%
Chemicals - 2.0%
A. Schulman, Inc.	785	25,120
AdvanSix, Inc. (I)	801	25,023
Air Products & Chemicals, Inc.	5,892	842,910
Albemarle Corp.	2,968	313,243
American Vanguard Corp.	831	14,335
Ashland Global Holdings, Inc.	1,816	119,693
Axalta Coating Systems, Ltd. (I)	6,279	201,179
Balchem Corp.	798	62,013
Cabot Corp.	1,624	86,770
Calgon Carbon Corp.	1,266	19,117
Celanese Corp., Series A	3,874	367,798
CF Industries Holdings, Inc.	6,220	173,911
Chase Corp.	249	26,568
Ciner Resources LP	560	15,344
Core Molding Technologies, Inc. (I)	308	6,656
E.I. du Pont de Nemours & Company	23,542	1,900,075
Eastman Chemical Company	3,898	327,393
Ecolab, Inc.	7,894	1,047,929
Ferro Corp. (I)	1,977	36,159
Flotek Industries, Inc. (I)	1,525	13,634
FMC Corp.	3,563	260,277
FutureFuel Corp.	1,323	19,964
GCP Applied Technologies, Inc. (I)	1,924	58,682
Hawkins, Inc.	343	15,898
HB Fuller Company	1,319	67,414
Huntsman Corp.	6,289	162,508
Ingevity Corp. (I)	1,180	67,732
Innophos Holdings, Inc.	587	25,734
Innospec, Inc.	684	44,836
International Flavors & Fragrances, Inc.	2,249	303,615
Intrepid Potash, Inc. (I)(L)	2,011	4,545
KMG Chemicals, Inc.	415	20,198
Koppers Holdings, Inc. (I)	543	19,629

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Kraton Corp. (I)	856	$29,481
Kronos Worldwide, Inc.	2,984	54,368
LSB Industries, Inc. (I)(L)	596	6,157
Minerals Technologies, Inc.	903	66,100
Monsanto Company	11,855	1,403,158
NewMarket Corp.	306	140,907
Northern Technologies International Corp. (I)	354	5,646
OCI Partners LP	2,248	19,895
Olin Corp.	4,364	132,142
OMNOVA Solutions, Inc. (I)	1,067	10,403
PolyOne Corp.	2,218	85,925
PPG Industries, Inc.	7,217	793,581
Praxair, Inc.	7,735	1,025,274
Quaker Chemical Corp.	378	54,897
Rayonier Advanced Materials, Inc. (L)	1,094	17,198
Rentech Nitrogen Partners LP (I)	1,086	195
RPM International, Inc.	3,879	211,599
Sensient Technologies Corp.	1,160	93,415
Stepan Company	557	48,537
Terra Nitrogen Company LP (L)	465	39,925
TerraVia Holdings, Inc. (I)	3,393	792
The Chemours Company	4,754	180,272
The Dow Chemical Company	30,352	1,914,301
The Mosaic Company	9,277	211,794
The Scotts Miracle-Gro Company	1,579	141,257
The Sherwin-Williams Company	2,519	884,068
Trecora Resources (I)	755	8,494
Tredegar Corp.	978	14,915
Trinseo SA	1,287	88,417
Valhi, Inc.	8,461	25,214
Valvoline, Inc.	10,658	252,808
W.R. Grace & Company	1,840	132,498
Westlake Chemical Corp.	3,435	227,431
Westlake Chemical Partners LP	430	10,643
Yield10 Bioscience, Inc. (I)	163	846
		15,028,455
Construction materials - 0.2%
Eagle Materials, Inc.	1,240	114,601
Forterra, Inc. (I)(L)	1,879	15,464
Martin Marietta Materials, Inc.	1,763	392,409
Summit Materials, Inc., Class A (I)	2,999	86,581
U.S. Concrete, Inc. (I)(L)	395	31,027
United States Lime & Minerals, Inc.	130	10,201
Vulcan Materials Company	3,645	461,749
		1,112,032
Containers and packaging - 0.4%
AptarGroup, Inc.	1,895	164,600
Avery Dennison Corp.	2,328	205,725
Ball Corp.	9,478	400,066
Bemis Company, Inc.	2,480	114,700
Berry Global Group, Inc. (I)	3,137	178,840

The accompanying notes are an integral part of the financial statements.

253

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Containers and packaging (continued)
Crown Holdings, Inc. (I)	3,646	$217,520
Graphic Packaging Holding Company	8,222	113,299
Greif, Inc., Class A	1,240	69,167
International Paper Company	11,243	636,466
Myers Industries, Inc.	659	11,829
Owens-Illinois, Inc. (I)	4,079	97,570
Packaging Corp. of America	2,684	298,971
Sealed Air Corp.	5,201	232,797
Silgan Holdings, Inc.	3,278	104,175
Sonoco Products Company	2,684	138,011
UFP Technologies, Inc. (I)	297	8,405
WestRock Company	6,691	379,112
		3,371,253
Metals and mining - 0.5%
A. M. Castle & Company (I)	744	86
AK Steel Holding Corp. (I)(L)	8,622	56,647
Alcoa Corp.	5,171	168,833
Allegheny Technologies, Inc. (L)	2,766	47,050
Carpenter Technology Corp.	1,172	43,868
Century Aluminum Company (I)	2,424	37,766
Cliffs Natural Resources, Inc. (I)(L)	7,541	52,184
Coeur Mining, Inc. (I)	4,196	36,002
Commercial Metals Company	3,170	61,593
Compass Minerals International, Inc.	858	56,027
Freeport-McMoRan, Inc. (I)	36,966	443,962
General Moly, Inc. (I)	2,936	1,085
Golden Minerals Company (I)	934	524
Handy & Harman, Ltd. (I)	425	13,345
Haynes International, Inc.	370	13,435
Hecla Mining Company	10,141	51,719
Kaiser Aluminum Corp.	452	40,011
Materion Corp.	571	21,355
Newmont Mining Corp.	14,766	478,271
Nucor Corp.	8,740	505,784
Olympic Steel, Inc.	342	6,662
Paramount Gold Nevada Corp. (I)	243	372
Reliance Steel & Aluminum Company	1,891	137,684
Royal Gold, Inc.	1,669	130,466
Ryerson Holding Corp. (I)	871	8,623
Schnitzer Steel Industries, Inc., Class A	756	19,051
Southern Copper Corp.	21,070	729,654
Steel Dynamics, Inc.	6,470	231,691
SunCoke Energy Partners LP (L)	1,321	23,184
SunCoke Energy, Inc. (I)	1,703	18,563
Synalloy Corp. (I)	570	6,470
Tahoe Resources, Inc.	7,849	67,658
TimkenSteel Corp. (I)	1,115	17,138
United States Steel Corp. (L)	4,724	104,589
US Antimony Corp. (I)	2,259	881
Vista Gold Corp. (I)(L)	2,761	2,402
Worthington Industries, Inc.	1,613	81,005
		3,715,640

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Paper and forest products - 0.0%
Boise Cascade Company (I)	1,021	$31,038
Clearwater Paper Corp. (I)	422	19,729
Deltic Timber Corp.	370	27,624
KapStone Paper and Packaging Corp.	2,643	54,525
Louisiana-Pacific Corp. (I)	3,686	88,869
Neenah Paper, Inc.	495	39,724
PH Glatfelter Company	1,257	24,562
Rentech, Inc. (I)	1,168	529
Schweitzer-Mauduit International, Inc.	840	31,273
		317,873
		23,545,253
Real estate - 3.7%
Equity real estate investment trusts - 3.6%
Acadia Realty Trust	2,512	69,834
Agree Realty Corp.	548	25,137
Alexander’s, Inc.	145	61,112
Alexandria Real Estate Equities, Inc.	2,165	260,818
Altisource Residential Corp.	1,680	21,739
American Assets Trust, Inc.	1,234	48,607
American Campus Communities, Inc.	3,400	160,820
American Homes 4 Rent, Class A	6,329	142,846
American Tower Corp.	11,480	1,519,034
Apartment Investment & Management Company, Class A	4,151	178,368
Apple Hospitality REIT, Inc.	6,219	116,357
Armada Hoffler Properties, Inc.	1,082	14,012
Ashford Hospitality Prime, Inc.	986	10,146
Ashford Hospitality Trust, Inc.	2,369	14,404
AvalonBay Communities, Inc.	3,724	715,641
Bluerock Residential Growth REIT, Inc.	720	9,281
Boston Properties, Inc.	4,204	517,176
Brandywine Realty Trust	4,659	81,672
Brixmor Property Group, Inc.	8,594	153,661
Camden Property Trust	2,288	195,647
Care Capital Properties, Inc.	2,160	57,672
CareTrust REIT, Inc.	1,736	32,185
CatchMark Timber Trust, Inc., Class A	1,146	13,030
CBL & Associates Properties, Inc.	4,313	36,359
Cedar Realty Trust, Inc.	2,633	12,770
Chatham Lodging Trust	1,116	22,420
Chesapeake Lodging Trust	1,533	37,513
Colony NorthStar, Inc., Class A	15,010	211,491
Colony Starwood Homes	2,740	94,009
Columbia Property Trust, Inc.	3,207	71,773
Community Healthcare Trust, Inc.	560	14,330
CoreCivic, Inc.	3,131	86,353
CorEnergy Infrastructure Trust, Inc.	239	8,028
CoreSite Realty Corp.	1,049	108,603
Corporate Office Properties Trust	2,411	84,457
Cousins Properties, Inc.	10,311	90,634
Crown Castle International Corp.	9,728	974,551
CubeSmart	4,659	112,002

The accompanying notes are an integral part of the financial statements.

254

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
CyrusOne, Inc.	2,506	$139,710
DCT Industrial Trust, Inc.	2,371	126,706
DDR Corp.	9,735	88,296
DiamondRock Hospitality Company	5,442	59,590
Digital Realty Trust, Inc.	4,368	493,366
Douglas Emmett, Inc.	4,477	171,066
Duke Realty Corp.	9,792	273,686
DuPont Fabros Technology, Inc.	1,946	119,017
Easterly Government Properties, Inc.	848	17,766
EastGroup Properties, Inc.	858	71,900
Education Realty Trust, Inc.	2,268	87,885
Empire State Realty Trust, Inc., Class A	4,373	90,827
EPR Properties	1,634	117,436
Equinix, Inc.	1,930	828,279
Equity Commonwealth (I)	3,384	106,934
Equity LifeStyle Properties, Inc.	2,250	194,265
Equity Residential	9,895	651,388
Essex Property Trust, Inc.	1,721	442,762
Extra Space Storage, Inc.	3,536	275,808
Farmland Partners, Inc.	415	3,710
Federal Realty Investment Trust	1,852	234,074
FelCor Lodging Trust, Inc.	3,533	25,473
First Industrial Realty Trust, Inc.	3,146	90,039
First Potomac Realty Trust	1,821	20,231
Forest City Realty Trust, Inc., Class A	6,960	168,223
Four Corners Property Trust, Inc.	1,451	36,435
Franklin Street Properties Corp.	2,688	29,783
Gaming and Leisure Properties, Inc.	5,974	225,041
Getty Realty Corp.	891	22,364
GGP, Inc.	23,996	565,346
Gladstone Commercial Corp.	928	20,221
Government Properties Income Trust	1,834	33,581
Gramercy Property Trust	4,390	130,427
HCP, Inc.	12,985	415,001
Healthcare Realty Trust, Inc.	3,504	119,662
Healthcare Trust of America, Inc., Class A	4,276	133,026
Hersha Hospitality Trust	1,060	19,621
Highwoods Properties, Inc.	2,934	148,783
Hospitality Properties Trust	4,596	133,973
Host Hotels & Resorts, Inc.	19,592	357,946
Hudson Pacific Properties, Inc.	3,793	129,683
Independence Realty Trust, Inc.	1,452	14,331
InfraREIT, Inc.	1,243	23,803
Investors Real Estate Trust	3,489	21,667
Iron Mountain, Inc.	7,499	257,666
iStar, Inc. (I)	1,802	21,696
Kilroy Realty Corp.	2,444	183,667
Kimco Realty Corp.	11,877	217,943
Kite Realty Group Trust	2,206	41,760
Lamar Advertising Company, Class A	2,566	188,781
LaSalle Hotel Properties	2,953	87,999
Lexington Realty Trust	6,196	61,402
Liberty Property Trust	3,912	159,258
Life Storage, Inc.	1,186	87,883

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
LTC Properties, Inc.	1,062	$54,576
Mack-Cali Realty Corp.	2,296	62,313
MedEquities Realty Trust, Inc.	1,793	22,628
Medical Properties Trust, Inc.	8,945	115,122
MGM Growth Properties LLC, Class A	1,592	46,470
Mid-America Apartment Communities, Inc.	3,152	332,158
Monmouth Real Estate Investment Corp.	1,617	24,336
Monogram Residential Trust, Inc.	4,409	42,811
National Health Investors, Inc.	992	78,566
National Retail Properties, Inc.	4,182	163,516
National Storage Affiliates Trust	1,485	34,318
New Senior Investment Group, Inc.	2,372	23,839
New York REIT, Inc.	4,963	42,880
NexPoint Residential Trust, Inc.	820	20,410
NorthStar Realty Europe Corp.	1,513	19,185
Omega Healthcare Investors, Inc.	5,563	183,690
One Liberty Properties, Inc.	599	14,035
Outfront Media, Inc.	3,685	85,197
Paramount Group, Inc.	5,781	92,496
Park Hotels & Resorts, Inc.	5,640	152,054
Parkway, Inc.	1,288	29,482
Pebblebrook Hotel Trust	1,916	61,772
Pennsylvania Real Estate Investment Trust	1,823	20,636
Physicians Realty Trust	3,512	70,732
Piedmont Office Realty Trust, Inc., Class A	3,687	77,722
Potlatch Corp.	1,047	47,848
Preferred Apartment Communities, Inc.	808	12,726
Prologis, Inc.	14,319	839,666
PS Business Parks, Inc.	714	94,526
Public Storage	4,662	972,167
QTS Realty Trust, Inc., Class A	1,298	67,924
Quality Care Properties, Inc. (I)	2,462	45,079
RAIT Financial Trust	1,767	3,870
Ramco-Gershenson Properties Trust	2,158	27,838
Rayonier, Inc.	3,205	92,208
Realty Income Corp.	7,093	391,392
Regency Centers Corp.	4,541	284,448
Retail Opportunity Investments Corp.	2,746	52,696
Retail Properties of America, Inc., Class A	6,365	77,717
Rexford Industrial Realty, Inc.	1,815	49,804
RLJ Lodging Trust	3,358	66,723
Ryman Hospitality Properties, Inc.	1,356	86,798
Sabra Health Care REIT, Inc.	1,690	40,729
Saul Centers, Inc.	525	30,440
SBA Communications Corp. (I)	3,306	445,979
Select Income REIT	2,353	56,543
Senior Housing Properties Trust	6,254	127,832
Seritage Growth Properties, Class A	907	38,049
Simon Property Group, Inc.	8,460	1,368,490
SL Green Realty Corp.	2,844	300,895
Sotherly Hotels, Inc.	956	6,482
Spirit Realty Capital, Inc.	12,585	93,255
STAG Industrial, Inc.	1,978	54,593

The accompanying notes are an integral part of the financial statements.

255

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate (continued)
Equity real estate investment trusts (continued)
STORE Capital Corp.	4,745	$106,525
Summit Hotel Properties, Inc.	2,145	40,004
Sun Communities, Inc.	2,002	175,555
Sunstone Hotel Investors, Inc.	5,766	92,948
Tanger Factory Outlet Centers, Inc.	2,538	65,937
Taubman Centers, Inc.	1,820	108,381
Terreno Realty Corp.	1,142	38,440
The Macerich Company	3,893	226,028
Tier REIT, Inc.	1,408	26,020
UDR, Inc.	7,069	275,479
UMH Properties, Inc.	1,224	20,869
Uniti Group, Inc.	4,813	120,999
Universal Health Realty Income Trust	350	27,839
Urban Edge Properties	2,552	60,559
Urstadt Biddle Properties, Inc.	266	4,589
Urstadt Biddle Properties, Inc., Class A	980	19,404
Ventas, Inc.	9,557	664,020
VEREIT, Inc.	27,152	221,017
Vornado Realty Trust	5,441	510,910
Washington Prime Group, Inc.	4,857	40,653
Washington Real Estate Investment Trust	2,036	64,948
Weingarten Realty Investors	3,302	99,390
Welltower, Inc.	9,788	732,632
Weyerhaeuser Company	20,495	686,583
Whitestone REIT	930	11,393
Winthrop Realty Trust (I)	1,052	8,237
WP Carey, Inc.	2,795	184,498
Xenia Hotels & Resorts, Inc.	3,143	60,880
		27,514,076
Real estate management and development - 0.1%
Alexander & Baldwin, Inc.	1,312	54,291
CBRE Group, Inc., Class A (I)	9,369	341,032
Consolidated-Tomoka Land Company	208	11,846
Forestar Group, Inc. (I)	1,153	19,774
FRP Holdings, Inc. (I)	302	13,937
Griffin Industrial Realty, Inc.	247	7,748
HFF, Inc., Class A	1,008	35,048
Jones Lang LaSalle, Inc.	1,164	145,500
Kennedy-Wilson Holdings, Inc.	3,078	58,636
Marcus & Millichap, Inc. (I)	949	25,016
RE/MAX Holdings, Inc., Class A	471	26,400
Tejon Ranch Company (I)	537	11,084
The Howard Hughes Corp. (I)	1,060	130,210
The RMR Group, Inc., Class A	854	41,547
The St. Joe Company (I)	2,066	38,738
		960,807
		28,474,883
Telecommunication services - 2.0%
Diversified telecommunication services - 1.7%
Alaska Communications Systems Group, Inc. (I)	1,562	3,436
AT&T, Inc.	165,991	6,262,840

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Diversified telecommunication services (continued)
ATN International, Inc.	441	$30,182
CenturyLink, Inc. (L)	15,108	360,779
Cincinnati Bell, Inc. (I)	1,077	21,055
Cogent Communications Holdings, Inc.	1,124	45,072
Consolidated Communications Holdings, Inc. (L)	1,273	27,331
FairPoint Communications, Inc. (I)	815	12,755
Frontier Communications Corp. (L)	30,891	35,834
Fusion Telecommunications International, Inc. (I)	2,136	3,097
General Communication, Inc., Class A (I)	1,133	41,513
Globalstar, Inc. (I)(L)	24,491	52,166
Hawaiian Telcom Holdco, Inc. (I)	440	10,996
IDT Corp., Class B	743	10,677
Iridium Communications, Inc. (I)(L)	2,728	30,144
Level 3 Communications, Inc. (I)	9,759	578,709
Lumos Networks Corp. (I)	604	10,793
ORBCOMM, Inc. (I)	1,863	21,052
Straight Path Communications, Inc., Class B (I)(L)	332	59,644
Verizon Communications, Inc.	110,127	4,918,272
Vonage Holdings Corp. (I)	5,426	35,486
Windstream Holdings, Inc. (L)	4,648	18,034
Zayo Group Holdings, Inc. (I)	6,997	216,207
		12,806,074
Wireless telecommunication services - 0.3%
Boingo Wireless, Inc. (I)	1,403	20,989
Shenandoah Telecommunications Company	1,278	39,235
Spok Holdings, Inc.	993	17,576
Sprint Corp. (I)	107,887	885,752
T-Mobile US, Inc. (I)	22,311	1,352,493
Telephone & Data Systems, Inc.	3,466	96,182
United States Cellular Corp. (I)	2,246	86,067
		2,498,294
		15,304,368
Utilities - 2.9%
Electric utilities - 1.7%
ALLETE, Inc.	1,291	92,539
Alliant Energy Corp.	6,520	261,908
American Electric Power Company, Inc.	13,250	920,478
Avangrid, Inc.	8,708	384,458
Duke Energy Corp.	18,573	1,552,517
Edison International	8,843	691,434
El Paso Electric Company	1,086	56,146
Entergy Corp.	4,720	362,354
Eversource Energy	8,711	528,845
Exelon Corp.	24,943	899,694
FirstEnergy Corp.	11,753	342,717
Fortis, Inc.	2,726	95,819
Great Plains Energy, Inc.	5,898	172,693
Hawaiian Electric Industries, Inc.	2,888	93,513

The accompanying notes are an integral part of the financial statements.

256

John Hancock Variable Insurance Trust

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Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Electric utilities (continued)
IDACORP, Inc.	1,316	$112,321
MGE Energy, Inc.	932	59,974
NextEra Energy, Inc.	12,586	1,763,676
OGE Energy Corp.	5,321	185,118
Otter Tail Corp.	1,032	40,867
PG&E Corp.	13,614	903,561
Pinnacle West Capital Corp.	2,889	246,027
PNM Resources, Inc.	2,137	81,740
Portland General Electric Company	2,347	107,234
PPL Corp.	18,397	711,228
Spark Energy, Inc., Class A (L)	762	14,326
The Southern Company	26,403	1,264,176
Westar Energy, Inc.	3,707	196,545
Xcel Energy, Inc.	13,860	635,897
		12,777,805
Gas utilities - 0.2%
AmeriGas Partners LP (L)	2,441	110,260
Atmos Energy Corp.	2,960	245,532
Chesapeake Utilities Corp.	364	27,282
Ferrellgas Partners LP (L)	2,697	12,352
National Fuel Gas Company	2,231	124,579
New Jersey Resources Corp.	2,217	88,015
Northwest Natural Gas Company	753	45,067
ONE Gas, Inc.	1,353	94,453
South Jersey Industries, Inc.	2,071	70,766
Southwest Gas Holdings, Inc.	1,492	109,006
Spire, Inc.	1,221	85,165
Star Gas Partners LP	1,357	14,710
Suburban Propane Partners LP (L)	1,644	39,111
UGI Corp.	4,590	222,202
WGL Holdings, Inc.	1,308	109,126
		1,397,626
Independent power and renewable electricity producers - 0.1%
8point3 Energy Partners LP (L)	2,023	30,608
AES Corp.	17,522	194,669
Atlantic Power Corp. (I)	4,833	11,599
Calpine Corp. (I)	9,588	129,726
Dynegy, Inc. (I)	3,222	26,646
NextEra Energy Partners LP (L)	1,924	71,169
NRG Energy, Inc.	8,351	143,804
Ormat Technologies, Inc.	1,368	80,274
TerraForm Global, Inc., Class A (I)	4,183	21,124
TerraForm Power, Inc., Class A (I)(L)	4,148	49,776
		759,395
Multi-utilities - 0.8%
Ameren Corp.	6,733	368,093
Avista Corp.	1,733	73,583
Black Hills Corp.	1,710	115,374
CenterPoint Energy, Inc.	12,166	333,105
CMS Energy Corp.	7,367	340,724
Consolidated Edison, Inc.	8,227	664,906

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc.	16,883	$1,293,744
DTE Energy Company	4,920	520,487
MDU Resources Group, Inc.	5,181	135,742
NiSource, Inc.	8,468	214,748
NorthWestern Corp.	1,291	78,777
Public Service Enterprise Group, Inc.	13,750	591,388
SCANA Corp.	3,783	253,499
Sempra Energy	6,757	761,852
Unitil Corp.	413	19,952
Vectren Corp.	2,168	126,698
WEC Energy Group, Inc.	8,628	529,587
		6,422,259
Water utilities - 0.1%
American States Water Company	979	46,414
American Water Works Company, Inc.	4,952	386,008
Aqua America, Inc.	4,685	156,011
AquaVenture Holdings, Ltd. (I)(L)	1,024	15,596
Artesian Resources Corp., Class A	364	13,701
California Water Service Group	1,232	45,338
Connecticut Water Service, Inc.	312	17,319
Middlesex Water Company	447	17,701
Pure Cycle Corp. (I)(L)	1,281	9,928
SJW Group	547	26,901
The York Water Company	448	15,613
		750,530
		22,107,615
TOTAL COMMON STOCKS (Cost $417,962,223)		$732,837,324

CONVERTIBLE BONDS - 0.0%
Health care - 0.0%
Catalyst Biosciences, Inc. 02/19/2018 (Z)	$779	522
TOTAL CONVERTIBLE BONDS (Cost $779)		$522

WARRANTS - 0.0%
Asterias Biotherapeutics, Inc. (Expiration Date: 09/29/2017; Strike Price: $5.00) (I)	30	15
Basic Energy Services, Inc. (Expiration Date: 12/22/2023) (I)(N)	55	162
BioTime, Inc. (Expiration Date: 10/01/2018; Strike Price: $5.00) (I)	184	61
Bonanza Creek Energy, Inc. (Expiration Date: 04/28/2020) (I)(N)	46	64
C&J Energy Services, Inc. (Expiration Date: 01/06/2024) (I)(N)	29	588
Eagle Bulk Shipping, Inc. (Expiration Date: 10/15/2021; Strike Price: $27.82) (I)	101	9
Education Management Corp. (Expiration Date: 01/05/2022) (I)(N)	4,333	12

The accompanying notes are an integral part of the financial statements.

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Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
WARRANTS (continued)
Genco Shipping & Trading, Ltd. (Expiration Date: 07/09/2021; Strike Price: $20.99) (I)	92	$18
Hycroft Mining Corp. (Expiration Date: 10/12/2022) (I)(N)	196	31
Key Energy Services, Inc. (Expiration Date: 12/15/2020) (I)(N)	20	66
Key Energy Services, Inc. (Expiration Date: 12/15/2021) (I)(N)	20	69
SilverBow Resources, Inc. (Expiration Date: 04/22/2019) (I)(N)	50	14
SilverBow Resources, Inc. (Expiration Date: 04/22/2020) (I)(N)	50	36
Stone Energy Corp. (Expiration Date: 02/28/2021) (I)(N)	80	154
TOTAL WARRANTS (Cost $19,102)		$1,299

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,646,876	16,478,478
TOTAL SECURITIES LENDING COLLATERAL (Cost $16,479,429)		$16,478,478

SHORT-TERM INVESTMENTS - 5.4%
Repurchase agreement - 5.4%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $41,671,181 on 07/03/2017, collateralized by $39,330,000 U.S. Treasury Bonds, 3.000% due 05/15/2045 (valued at $40,868,275, including interest) and $1,670,000 U.S. Treasury Inflation Indexed Bonds, 0.875% due 02/15/2047 (valued at $1,635,732, including interest)	$41,670,000	41,670,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,670,000)		$41,670,000
Total Investments (Total Stock Market Index Trust) (Cost $476,131,533) - 102.6%		$790,987,623
Other assets and liabilities, net - (2.6%)		(19,736,974)
TOTAL NET ASSETS - 100.0%		$771,250,649

Security Abbreviations and Legend

(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2017.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
Russell 2000 Mini Index Futures	79	Long	Sep 2017	$5,661,022	$5,586,485	$(74,537)
S&P 500 Index Futures	60	Long	Sep 2017	$36,455,896	$36,313,500	($142,396)
S&P Mid 400 Index E-Mini Futures	14	Long	Sep 2017	2,450,886	2,444,540	(6,346)
						$(223,279)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

259

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Utilities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 94.3%
Consumer discretionary - 4.7%
Media - 4.7%
Altice USA, Inc., Class A (I)	83,677	$2,702,767
Charter Communications, Inc., Class A (I)	12,101	4,076,222
Comcast Corp., Class A	160,897	6,262,111
NOS SGPS SA	383,584	2,327,967
		15,369,067
		15,369,067
Energy - 17.5%
Oil, gas and consumable fuels - 17.5%
Cheniere Energy, Inc. (I)	73,842	3,596,844
Enable Midstream Partners LP (L)	56,616	902,459
Enbridge, Inc.	148,163	5,902,298
Energy Transfer Partners LP (L)	346,677	7,068,744
Enterprise Products Partners LP	281,261	7,616,548
EQT Corp.	6,516	381,772
EQT GP Holdings LP (L)	41,089	1,238,833
EQT Midstream Partners LP	60,689	4,529,220
Kinder Morgan, Inc.	104,319	1,998,752
Plains All American Pipeline LP	31,988	840,325
Plains GP Holdings LP, Class A	111,450	2,915,532
SemGroup Corp., Class A	40,024	1,080,648
Shell Midstream Partners LP	54,501	1,651,380
Tallgrass Energy GP LP (L)	75,845	1,928,738
Targa Resources Corp.	52,916	2,391,803
The Williams Companies, Inc.	108,470	3,284,472
TransCanada Corp.	92,117	4,391,327
Western Gas Equity Partners LP (L)	51,423	2,212,217
Williams Partners LP (L)	71,580	2,871,074
		56,802,986
		56,802,986
Industrials - 0.5%
Commercial services and supplies - 0.5%
Covanta Holding Corp. (L)	127,200	1,679,040
Real estate - 2.5%
Equity real estate investment trusts - 2.5%
American Tower Corp.	55,438	7,335,556
SBA Communications Corp. (I)	6,143	828,691
		8,164,247
		8,164,247
Telecommunication services - 11.5%
Diversified telecommunication services - 8.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	959,686	1,591,918
BT Group PLC	257,374	989,665
Cellnex Telecom SA (S)	158,895	3,283,800
Com Hem Holding AB	585,824	8,142,106
Hellenic Telecommunications Organization SA	209,127	2,517,192
Koninklijke KPN NV	1,089,859	3,488,161
Orange SA	169,048	2,690,383
TDC A/S	401,565	2,335,257
Telefonica Brasil SA, ADR	46,788	631,170

Utilities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services (continued)
Diversified telecommunication services (continued)
Telesites SAB de CV (I)	543,200	$399,272
Verizon Communications, Inc.	18,408	822,101
		26,891,025
Wireless telecommunication services - 3.2%
Advanced Info Service PCL	408,000	2,130,395
KDDI Corp.	91,600	2,422,602
Millicom International Cellular SA	3,042	179,928
Mobile TeleSystems PJSC, ADR	281,114	2,355,735
Vodafone Group PLC	628,266	1,784,246
XL Axiata Tbk PT (I)	6,823,750	1,745,412
		10,618,318
		37,509,343
Utilities - 57.6%
Electric utilities - 33.2%
Alupar Investimento SA	69,800	381,141
American Electric Power Company, Inc.	114,387	7,946,465
Avangrid, Inc.	67,840	2,995,136
Duke Energy Corp.	66,573	5,564,837
Edison International	50,205	3,925,529
EDP - Energias de Portugal SA	1,391,949	4,553,371
Emera, Inc.	45,226	1,681,327
Enel SpA	1,954,846	10,484,800
Exelon Corp.	597,659	21,557,560
Great Plains Energy, Inc.	64,598	1,891,429
Iberdrola SA	639,280	5,065,920
NextEra Energy, Inc.	101,852	14,272,521
PG&E Corp.	143,338	9,513,343
PPL Corp.	340,612	13,168,060
SSE PLC	222,962	4,218,727
Transmissora Alianca de Energia Eletrica SA	97,433	648,200
		107,868,366
Gas utilities - 1.3%
China Resources Gas Group, Ltd.	924,000	3,151,193
Infraestructura Energetica Nova SAB de CV	220,413	1,174,767
		4,325,960
Independent power and renewable electricity producers - 14.2%
AES Corp.	433,166	4,812,474
Calpine Corp. (I)	530,926	7,183,429
China Longyuan Power Group Corp., Ltd., H Shares	2,556,000	1,859,059
Dynegy, Inc. (I)	359,224	2,970,782
EDP Renovaveis SA	1,604,071	12,750,406
Engie Brasil Energia SA	141,500	1,448,785
NextEra Energy Partners LP	115,021	4,254,627
NRG Energy, Inc.	329,607	5,675,833
NRG Yield, Inc., Class A	144,768	2,469,742
NRG Yield, Inc., Class C (L)	128,504	2,261,670
NTPC, Ltd.	253,093	622,402
		46,309,209

The accompanying notes are an integral part of the financial statements.

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Utilities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Multi-utilities - 8.2%
Ameren Corp.	51,963	$2,840,817
DTE Energy Company	25,819	2,731,392
Innogy SE (S)	45,918	1,807,169
Public Service Enterprise Group, Inc.	72,053	3,099,000
RWE AG	83,315	1,664,284
Sempra Energy	105,634	11,910,234
Suez	146,745	2,717,195
		26,770,091
Water utilities - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo	226,400	2,163,610
		187,437,236
TOTAL COMMON STOCKS (Cost $293,189,981)		$306,961,919

PREFERRED SECURITIES - 5.3%
Energy - 0.8%
Oil, gas and consumable fuels - 0.8%
Anadarko Petroleum Corp., 7.500% (L)	60,689	2,493,650
Real estate - 0.6%
Equity real estate investment trusts - 0.6%
American Tower Corp., 5.500%	16,325	1,979,080
Telecommunication services - 0.3%
Diversified telecommunication services - 0.3%
Frontier Communications Corp., 11.125%	33,911	998,340
Utilities - 3.6%
Electric utilities - 2.1%
Great Plains Energy, Inc., 7.000%	31,421	1,666,570
NextEra Energy, Inc., 6.371%	26,778	1,717,541
NextEra Energy, Inc., 6.123%	66,445	3,588,694
		6,972,805
Independent power and renewable electricity producers - 0.7%
Dynegy, Inc., 5.375%	44,486	1,289,204
Dynegy, Inc., 7.000%	14,168	854,755
Multi-utilities - 0.8%
Dominion Energy, Inc., 6.750%	52,196	2,626,503
		11,743,267
TOTAL PREFERRED SECURITIES (Cost $22,109,696)		$17,214,337

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,010,223	10,108,192
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,108,207)		$10,108,192

Utilities Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.8%
U.S. Government Agency - 0.6%
Federal Home Loan Bank Discount Note 0.450%, 07/03/2017*	$1,988,000	$1,988,000
Repurchase agreement - 0.2%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $522,015 on 07/03/2017, collateralized by $545,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $536,478, including interest)	522,000	522,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,509,950)		$2,510,000
Total Investments (Utilities Trust) (Cost $327,917,834) - 103.5%		$336,794,448
Other assets and liabilities, net - (3.5%)		(11,372,998)
TOTAL NET ASSETS - 100.0%		$325,421,450

Security Abbreviations and Legend

ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

261

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FORWARD FOREIGN CURRENY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	92,647	USD	69,992	Barclays Bank PLC Wholesale	8/10/2017	$1,497	-
CAD	71,015	USD	53,582	Deutsche Bank AG London	8/10/2017	1,215	-
CAD	90,315	USD	68,328	Goldman Sachs International	8/10/2017	1,361	-
CAD	31,222	USD	23,973	JPMorgan Chase Bank N.A.	8/10/2017	119	-
CAD	218,898	USD	166,004	Morgan Stanley Capital Services, Inc.	8/10/2017	2,905	-
EUR	254,683	USD	285,968	BNP Paribas SA	8/10/2017	5,454	-
EUR	68,606	USD	77,005	Deutsche Bank AG London	8/10/2017	1,498	-
EUR	98,954	USD	110,651	JPMorgan Chase Bank N.A.	8/10/2017	2,577	-
EUR	235,708	USD	265,924	Morgan Stanley Capital Services, Inc.	8/10/2017	3,787	-
GBP	146,791	USD	191,155	BNP Paribas SA	8/10/2017	249	-
GBP	1,856	USD	2,370	UBS AG	8/10/2017	49	-
USD	19,071	CAD	25,389	BNP Paribas SA	8/10/2017	-	($519)
USD	118,560	CAD	156,739	Deutsche Bank AG London	8/10/2017	-	(2,384)
USD	363,019	CAD	488,299	Goldman Sachs International	8/10/2017	-	(13,766)
USD	264,604	CAD	352,999	JPMorgan Chase Bank N.A.	8/10/2017	-	(7,780)
USD	7,014,374	CAD	9,444,363	Merrill Lynch International	8/10/2017	-	(273,148)
USD	636,671	EUR	578,000	Barclays Bank PLC Wholesale	7/19/2017	-	(23,965)
USD	518,708	EUR	471,000	BNP Paribas SA	7/19/2017	-	(19,631)
USD	4,648,047	EUR	4,160,182	Morgan Stanley Capital Services, Inc.	7/19/2017	-	(106,910)
USD	916,303	EUR	812,594	BNP Paribas SA	8/10/2017	-	(13,514)
USD	220,768	EUR	195,307	Citibank N.A.	8/10/2017	-	(2,714)
USD	832,292	EUR	741,000	Deutsche Bank AG London	8/10/2017	-	(15,602)
USD	875,863	EUR	774,586	HSBC Bank USA	8/10/2017	-	(10,462)
USD	23,056,974	EUR	20,394,764	JPMorgan Chase Bank N.A.	8/10/2017	-	(279,863)
USD	1,816,353	EUR	1,606,113	Morgan Stanley Capital Services, Inc.	8/10/2017	-	(21,452)
USD	4,853,402	GBP	3,759,340	Merrill Lynch International	8/10/2017	-	(48,482)
						$20,711	$(840,192)

The accompanying notes are an integral part of the financial statements.

262

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Derivatives currency abbreviations		Derivatives abbreviations

CAD	Canadian Dollar	OTC	Over-the-counter
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.8%
Consumer discretionary - 9.8%
Hotels, restaurants and leisure - 3.7%
Royal Caribbean Cruises, Ltd.	168,570	$18,412,901
Media - 4.3%
Regal Entertainment Group, Class A	419,767	8,588,433
Scripps Networks Interactive, Inc., Class A	183,183	12,513,231
		21,101,664
Specialty retail - 1.8%
Advance Auto Parts, Inc.	75,435	8,794,967
		48,309,532
Consumer staples - 2.3%
Food products - 2.3%
Conagra Brands, Inc.	318,140	11,376,686
Energy - 6.3%
Energy equipment and services - 1.9%
TechnipFMC PLC (I)	344,829	9,379,349
Oil, gas and consumable fuels - 4.4%
Devon Energy Corp.	417,369	13,343,287
Marathon Oil Corp.	683,303	8,097,141
		21,440,428
		30,819,777
Financials - 25.4%
Banks - 14.2%
Comerica, Inc.	261,901	19,181,629
KeyCorp	1,013,238	18,988,080
Wintrust Financial Corp.	199,261	15,231,511
Zions Bancorporation	367,138	16,121,030
		69,522,250
Capital markets - 2.6%
Stifel Financial Corp. (I)	274,656	12,628,683
Diversified financial services - 2.6%
Voya Financial, Inc.	352,012	12,985,723
Insurance - 6.0%
Arthur J. Gallagher & Company	236,514	13,540,427
Willis Towers Watson PLC	108,478	15,779,210
		29,319,637
		124,456,293
Health care - 7.7%
Health care providers and services - 5.1%
AmerisourceBergen Corp.	127,605	12,062,501
HealthSouth Corp.	266,616	12,904,214
		24,966,715
Pharmaceuticals - 2.6%
Mylan NV (I)	328,869	12,766,695
		37,733,410
Industrials - 14.7%
Aerospace and defense - 3.8%
Textron, Inc.	390,869	18,409,930

Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Building products - 2.4%
Johnson Controls International PLC	271,797	$11,785,118
Commercial services and supplies - 0.8%
Clean Harbors, Inc. (I)	73,122	4,082,401
Construction and engineering - 2.3%
Fluor Corp.	247,346	11,323,500
Electrical equipment - 0.2%
Babcock & Wilcox Enterprises, Inc. (I)	105,257	1,237,822
Machinery - 2.1%
Ingersoll-Rand PLC	110,719	10,118,609
Marine - 2.0%
Kirby Corp. (I)	146,174	9,771,732
Road and rail - 1.1%
Ryder System, Inc.	76,146	5,480,989
		72,210,101
Information technology - 14.5%
Communications equipment - 4.7%
ARRIS International PLC (I)	245,514	6,879,302
Ciena Corp. (I)	645,667	16,154,588
		23,033,890
Electronic equipment, instruments and components - 5.2%
Keysight Technologies, Inc. (I)	398,793	15,525,011
Zebra Technologies Corp., Class A (I)	98,429	9,894,083
		25,419,094
IT services - 2.0%
Teradata Corp. (I)	329,464	9,715,893
Software - 0.4%
Citrix Systems, Inc. (I)	28,300	2,252,114
Technology hardware, storage and peripherals - 2.2%
Diebold Nixdorf, Inc.	379,923	10,637,844
		71,058,835
Materials - 5.4%
Chemicals - 5.4%
Eastman Chemical Company	202,003	16,966,232
W.R. Grace & Company	134,518	9,686,641
		26,652,873
Real estate - 6.6%
Equity real estate investment trusts - 6.6%
Forest City Realty Trust, Inc., Class A	500,462	12,096,167
Liberty Property Trust	244,961	9,972,362
Life Storage, Inc.	135,943	10,073,376
		32,141,905
Utilities - 4.1%
Electric utilities - 4.1%
Edison International	126,096	9,859,446

The accompanying notes are an integral part of the financial statements.

264

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	346,920	$10,116,187
		19,975,633
TOTAL COMMON STOCKS (Cost $411,280,697)		$474,735,045

SHORT-TERM INVESTMENTS - 2.4%
Money market funds - 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.8262% (Y)	11,820,598	11,820,598
TOTAL SHORT-TERM INVESTMENTS (Cost $11,820,598)		$11,820,598
Total Investments (Value Trust) (Cost $423,101,295) - 99.2%		$486,555,643
Other assets and liabilities, net - 0.8%		3,688,638
TOTAL NET ASSETS - 100.0%		$490,244,281

Security Abbreviations and Legend

(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

265

John Hancock

John Hancock

Variable Insurance Trust

Bond Trusts

June 30, 2017

Portfolio of Investments

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.6%
U.S. Government - 11.0%
Treasury Inflation Protected Securities
0.375%, 07/15/2025 to 01/15/2027	$6,117,231	$6,049,492
U.S. Treasury Bonds
2.500%, 02/15/2045	4,501,000	4,207,206
2.750%, 11/15/2042	9,470,000	9,370,120
3.000%, 02/15/2047	23,101,000	23,871,626
U.S. Treasury Notes
2.000%, 07/31/2022 to 02/15/2025	3,700,000	3,688,622
2.375%, 12/31/2020 to 05/15/2027	34,351,000	34,616,730
		81,803,796
U.S. Government Agency - 21.6%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043	1,673,108	1,684,800
3.500%, 10/01/2046	10,626,558	10,978,252
4.000%, 01/01/2041 to 02/01/2044	2,847,700	3,022,830
4.500%, 09/01/2023 to 10/01/2041	3,813,806	4,100,554
5.000%, 03/01/2041	282,737	309,076
Federal National Mortgage Association
2.923%, 08/01/2034 (P)	813,466	849,504
3.000%, TBA (C)	54,500,000	54,700,326
3.000%, 07/01/2027 to 05/01/2043	4,059,897	4,090,201
3.372%, 07/01/2033 (P)	40,299	42,478
3.500%, TBA (C)	13,000,000	13,345,684
3.500%, 02/01/2026 to 04/01/2045	10,847,511	11,215,563
4.000%, TBA (C)	8,000,000	8,406,814
4.000%, 10/01/2025 to 07/01/2046	17,839,221	18,816,774
4.500%, 08/01/2040 to 08/01/2041	8,636,239	9,318,042
5.000%, 05/01/2018 to 04/01/2041	5,477,049	5,995,568
5.500%, 02/01/2018 to 11/01/2039	4,902,721	5,455,836
6.000%, 05/01/2035 to 02/01/2036	3,022,273	3,436,923
6.500%, 01/01/2039	753,459	866,438
7.000%, 09/01/2031 to 06/01/2032	206,593	242,223
7.500%, 09/01/2029 to 08/01/2031	44,081	51,891
Government National Mortgage Association
4.000%, 02/15/2041	3,039,696	3,243,428
5.000%, 04/15/2035	476,803	521,637
5.500%, 03/15/2035	327,059	367,953
6.000%, 03/15/2033 to 06/15/2033	250,213	288,720

Active Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.500%, 09/15/2028 to 08/15/2031		$64,180	$73,972
7.000%, 04/15/2029		48,161	56,092
8.000%, 10/15/2026		23,614	27,581
			161,509,160
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $238,883,834)			$243,312,956

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Argentina - 0.3%
City of Buenos Aires
7.500%, 06/01/2027(S)		250,000	268,783
Provincia de Buenos Aires
7.875%, 06/15/2027(S)		440,000	455,532
Republic of Argentina
6.875%, 01/26/2027		210,000	217,140
7.500%, 04/22/2026		500,000	537,500
8.280%, 12/31/2033		231,336	256,321
Republic of Argentina, GDP-Linked Note
4.838%, 12/15/2035*	ARS	19,532,033	110,457
			1,845,733
Brazil - 0.1%
Federative Republic of Brazil, Note
10.000%, 01/01/2023	BRL	2,785,000	831,492
Germany - 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,380,716
Mexico - 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	698,683
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	490,200
9.375%, 04/01/2029		130,000	191,750
			681,950
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	164,930
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,264,339)			$5,603,504

CORPORATE BONDS - 43.2%
Consumer discretionary - 4.4%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	660,344
6.750%, 01/09/2038		108,000	136,943
7.750%, 12/01/2045		491,000	712,407

The accompanying notes are an integral part of the financial statements.

1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Advance Auto Parts, Inc. 4.500%, 12/01/2023	$650,000	$689,756
Altice Financing SA 6.625%, 02/15/2023 (S)	275,000	291,759
AutoZone, Inc. 3.125%, 04/21/2026	535,000	514,863
BMW US Capital LLC 2.150%, 04/06/2020 (S)	540,000	542,661
Brinker International, Inc. 3.875%, 05/15/2023	740,000	717,800
CCM Merger, Inc. 6.000%, 03/15/2022 (S)	260,000	266,500
Cengage Learning, Inc. 9.500%, 06/15/2024 (L)(S)	350,000	309,750
Charter Communications Operating LLC 6.484%, 10/23/2045	735,000	883,252
Chester Downs & Marina LLC 9.250%, 02/01/2020 (S)	390,000	401,700
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022	329,000	338,113
Comcast Corp. 6.550%, 07/01/2039	1,000,000	1,359,398
Daimler Finance North America LLC 2.200%, 05/05/2020 (S)	350,000	349,972
Eldorado Resorts, Inc. 7.000%, 08/01/2023	185,000	200,031
Expedia, Inc. 5.000%, 02/15/2026	960,000	1,051,254
Ford Motor Company 4.750%, 01/15/2043	215,000	207,799
Ford Motor Credit Company LLC
2.375%, 03/12/2019	355,000	356,620
5.875%, 08/02/2021	889,000	991,263
General Motors Company
4.875%, 10/02/2023	696,000	745,784
6.250%, 10/02/2043	455,000	505,993
General Motors Financial Company, Inc.
4.000%, 01/15/2025	675,000	677,927
4.300%, 07/13/2025	609,000	621,204
GLP Capital LP 5.375%, 04/15/2026	285,000	311,303
Grain Spectrum Funding II LLC 3.290%, 10/10/2034 (S)	471,762	469,984
Hilton Grand Vacations Borrower LLC 6.125%, 12/01/2024 (S)	175,000	190,750
Hyatt Hotels Corp. 3.375%, 07/15/2023	660,000	671,366
International Game Technology PLC 6.500%, 02/15/2025 (S)	245,000	268,888
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (S)	168,000	182,280

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
L Brands, Inc.
6.625%, 04/01/2021	$435,000	$481,763
6.875%, 11/01/2035	240,000	231,600
Laureate Education, Inc. 8.250%, 05/01/2025 (L)(S)	234,000	250,965
Lear Corp. 5.250%, 01/15/2025	384,000	406,330
Lions Gate Entertainment Corp. 5.875%, 11/01/2024 (S)	200,000	210,500
Marriott International, Inc. 3.125%, 06/15/2026	500,000	490,566
McGraw-Hill Global Education Holdings LLC 7.875%, 05/15/2024 (S)	105,000	101,588
MDC Holdings, Inc. 5.500%, 01/15/2024	670,000	708,525
MDC Partners, Inc. 6.500%, 05/01/2024 (L)(S)	185,000	184,538
Midcontinent Communications 6.875%, 08/15/2023 (S)	215,000	231,663
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (S)	335,000	348,400
Myriad International Holdings BV 5.500%, 07/21/2025 (S)	565,000	604,268
Nemak SAB de CV 5.500%, 02/28/2023 (S)	230,000	236,325
Newell Brands, Inc. 2.150%, 10/15/2018	215,000	215,550
Omnicom Group, Inc. 3.600%, 04/15/2026	340,000	342,125
Pearson Funding Five PLC 3.250%, 05/08/2023 (S)	660,000	640,190
QVC, Inc.
4.375%, 03/15/2023	410,000	414,640
5.125%, 07/02/2022	250,000	264,297
5.450%, 08/15/2034	345,000	328,823
Scripps Networks Interactive, Inc. 2.800%, 06/15/2020	600,000	606,985
Seminole Tribe of Florida, Inc. 6.535%, 10/01/2020 (S)	105,000	107,100
Service Corp. International 5.375%, 05/15/2024	300,000	316,845
Sinclair Television Group, Inc. 5.625%, 08/01/2024 (S)	295,000	302,744
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (S)	140,000	141,095
5.000%, 08/01/2027 (S)	265,000	266,988
5.250%, 08/15/2022 (S)	323,000	331,643
5.375%, 04/15/2025 to 07/15/2026 (S)	765,000	791,375
Time Warner Cable LLC
5.500%, 09/01/2041	450,000	484,178
8.250%, 04/01/2019	410,000	452,308
Time Warner Companies, Inc. 7.570%, 02/01/2024	716,000	888,937

The accompanying notes are an integral part of the financial statements.

2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner Entertainment Company LP 8.375%, 07/15/2033	$300,000	$412,234
Time Warner, Inc.
3.800%, 02/15/2027	505,000	508,467
7.625%, 04/15/2031	451,000	615,201
Toll Brothers Finance Corp. 4.000%, 12/31/2018	600,000	615,000
Viacom, Inc. 4.375%, 03/15/2043	642,000	571,411
Vista Outdoor, Inc. 5.875%, 10/01/2023	361,000	370,928
Waterford Gaming LLC 8.625%, 09/15/2014 (H)(S)	341,969	0
WMG Acquisition Corp.
4.875%, 11/01/2024 (S)	230,000	234,600
6.750%, 04/15/2022 (S)	430,000	452,038
Wyndham Worldwide Corp. 4.500%, 04/01/2027	700,000	721,698
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	541,500
6.250%, 03/15/2018	155,000	159,650
6.875%, 11/15/2037	292,000	315,360
ZF North America Capital, Inc. 4.750%, 04/29/2025 (S)	195,000	205,725
		32,734,330
Consumer staples - 2.0%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/2046	1,145,000	1,294,116
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048 (S)	730,000	777,848
6.500%, 07/15/2018	715,000	749,705
Bunge, Ltd. Finance Corp.
3.250%, 08/15/2026	500,000	477,793
8.500%, 06/15/2019	295,000	329,947
CVS Health Corp.
2.875%, 06/01/2026	365,000	353,753
5.125%, 07/20/2045	625,000	717,481
CVS Pass-Through Trust 8.353%, 07/10/2031 (S)	1,082,686	1,396,954
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,015,951
Kraft Heinz Foods Company
2.000%, 07/02/2018	500,000	501,271
4.875%, 02/15/2025 (S)	312,000	334,409
5.200%, 07/15/2045	524,000	568,195
6.125%, 08/23/2018	817,000	855,877
Kronos Acquisition Holdings, Inc. 9.000%, 08/15/2023 (S)	295,000	294,263
Molson Coors Brewing Company
1.450%, 07/15/2019	483,000	477,134
3.000%, 07/15/2026	440,000	423,256

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Mondelez International Holdings Netherlands BV 1.625%, 10/28/2019 (S)	$525,000	$520,092
Post Holdings, Inc. 5.750%, 03/01/2027 (S)	245,000	251,738
Revlon Consumer Products Corp.
5.750%, 02/15/2021	280,000	257,600
6.250%, 08/01/2024 (L)	315,000	274,050
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,102,355
Safeway, Inc. 6.350%, 08/15/2017	164,000	164,820
SUPERVALU, Inc. 7.750%, 11/15/2022 (L)	230,000	223,675
The Kroger Company 7.000%, 05/01/2018	1,105,000	1,151,614
Vector Group, Ltd. 6.125%, 02/01/2025 (S)	190,000	197,363
Whole Foods Market, Inc. 5.200%, 12/03/2025	446,000	515,488
		15,226,748
Energy - 6.3%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	372,926
5.550%, 03/15/2026 (L)	800,000	894,085
Antero Midstream Partners LP 5.375%, 09/15/2024(S)	380,000	388,550
Apache Corp. 5.100%, 09/01/2040	325,000	332,432
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	843,160
4.450%, 07/15/2027	188,000	192,499
BP Capital Markets PLC 2.750%, 05/10/2023	530,000	527,699
Buckeye Partners LP 3.950%, 12/01/2026	500,000	494,965
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,433,826
Cenovus Energy, Inc. 4.450%, 09/15/2042	520,000	423,882
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027 (S)	177,000	181,425
5.875%, 03/31/2025	220,000	234,575
Cimarex Energy Company 4.375%, 06/01/2024	745,000	781,004
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033(S)	545,000	622,998
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026(S)	247,000	245,114
Columbia Pipeline Group, Inc. 4.500%, 06/01/2025	650,000	691,977
ConocoPhillips Company
2.875%, 11/15/2021	450,000	457,179
5.950%, 03/15/2046	575,000	720,092

The accompanying notes are an integral part of the financial statements.

3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc.
4.900%, 06/01/2044	$400,000	$334,000
5.000%, 09/15/2022	686,000	673,138
DCP Midstream Operating LP
2.700%, 04/01/2019	330,000	327,113
9.750%, 03/15/2019 (S)	350,000	391,125
DCP Midstream Operating LP (5.850% to 05/21/2023, then 3 month LIBOR + 3.850%) 05/21/2043(S)	355,000	328,375
Devon Energy Corp. 5.000%, 06/15/2045	600,000	611,988
Devon Financing Company LLC 7.875%, 09/30/2031	874,000	1,134,304
Enbridge Energy Partners LP
4.375%, 10/15/2020	535,000	563,055
7.500%, 04/15/2038	600,000	753,265
Enbridge Energy Partners LP (8.050% to 10/01/2017, then 3 month LIBOR + 3.797%) 10/01/2077	355,000	355,000
Enbridge, Inc. 4.250%, 12/01/2026	410,000	428,003
Energen Corp. 4.625%, 09/01/2021	500,000	506,250
Energy Transfer LP
4.200%, 04/15/2027	181,000	180,283
5.150%, 03/15/2045	405,000	393,991
5.950%, 10/01/2043	300,000	318,191
9.700%, 03/15/2019	230,000	257,594
Energy Transfer Partners LP 4.150%, 10/01/2020	1,000,000	1,038,524
EnLink Midstream Partners LP 4.850%, 07/15/2026	432,000	449,503
Enterprise Products Operating LLC
4.877%, 08/01/2066 (P)	390,000	391,463
6.650%, 04/15/2018	750,000	777,360
6.875%, 03/01/2033	471,000	597,456
Gulfport Energy Corp. 6.000%, 10/15/2024(S)	105,000	102,113
Hess Corp.
5.600%, 02/15/2041	400,000	393,676
5.800%, 04/01/2047	500,000	504,785
KCA Deutag UK Finance PLC 9.875%, 04/01/2022(S)	70,000	67,900
Kerr-McGee Corp. 6.950%, 07/01/2024	350,000	410,502
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	536,957
7.300%, 08/15/2033	603,000	726,443
7.750%, 03/15/2032	295,000	370,494
Kinder Morgan, Inc.
4.300%, 06/01/2025	305,000	317,129
5.550%, 06/01/2045	535,000	567,674
Lukoil International Finance BV 3.416%, 04/24/2018(S)	220,000	221,507

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Marathon Oil Corp. 6.800%, 03/15/2032	$785,000	$848,903
National Oilwell Varco, Inc. 2.600%, 12/01/2022	600,000	580,065
Newfield Exploration Company
5.625%, 07/01/2024	690,000	719,325
5.750%, 01/30/2022	400,000	421,000
Nexen Energy ULC 6.400%, 05/15/2037	775,000	987,285
Noble Energy, Inc. 4.150%, 12/15/2021	600,000	632,150
Noble Holding International, Ltd. 5.250%, 03/15/2042	500,000	275,000
Occidental Petroleum Corp. 3.400%, 04/15/2026	644,000	649,887
ONEOK Partners LP
5.000%, 09/15/2023	220,000	237,667
6.650%, 10/01/2036	835,000	1,005,938
Petro-Canada 6.050%, 05/15/2018	745,000	771,801
Petrobras Global Finance BV
5.625%, 05/20/2043	658,000	547,785
7.375%, 01/17/2027	755,000	798,790
Petroleos Mexicanos
4.875%, 01/24/2022	450,000	462,825
5.375%, 03/13/2022 (S)	115,000	121,066
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	698,381
Regency Energy Partners LP
5.000%, 10/01/2022	145,000	155,496
5.500%, 04/15/2023	585,000	605,475
5.875%, 03/01/2022	45,000	49,566
Resolute Energy Corp.
8.500%, 05/01/2020	250,000	248,750
8.500%, 05/01/2020 (S)	64,000	63,680
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)	358,000	361,731
5.000%, 03/15/2027	336,000	357,698
5.750%, 05/15/2024	240,000	267,263
Shell International Finance BV 4.375%, 05/11/2045	730,000	765,070
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025(S)	550,000	540,619
Spectra Energy Capital LLC 6.750%, 02/15/2032	589,000	684,788
Summit Midstream Holdings LLC 5.750%, 04/15/2025	350,000	351,750
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,083,731
3.900%, 07/15/2026	575,000	564,242
4.400%, 04/01/2021	424,000	445,473
Tallgrass Energy Partners LP 5.500%, 09/15/2024(S)	180,000	182,250
Tapstone Energy LLC 9.750%, 06/01/2022(S)	150,000	128,250

The accompanying notes are an integral part of the financial statements.

4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Teekay Offshore Partners LP 6.000%, 07/30/2019	$535,000	$422,650
Tesoro Logistics LP
5.250%, 01/15/2025	195,000	204,750
6.125%, 10/15/2021	430,000	447,200
6.375%, 05/01/2024	365,000	395,113
The Williams Companies, Inc.
4.550%, 06/24/2024	725,000	744,938
5.750%, 06/24/2044	430,000	443,975
Williams Partners LP
3.750%, 06/15/2027	485,000	480,117
4.300%, 03/04/2024	700,000	728,176
4.875%, 05/15/2023 to 03/15/2024	1,115,000	1,165,186
YPF SA 8.500%, 07/28/2025(L)(S)	515,000	580,148
		47,093,502
Financials - 13.3%
ABN AMRO Bank NV 2.100%, 01/18/2019(S)	280,000	280,438
Ally Financial, Inc.
3.250%, 11/05/2018	290,000	293,538
5.125%, 09/30/2024	680,000	717,346
American Express Bank FSB 6.000%, 09/13/2017	585,000	589,779
American International Group, Inc. 3.900%, 04/01/2026	830,000	849,192
American International Group, Inc. (6.250% to 03/15/2037, then 3 month LIBOR + 2.056%) 03/15/2087	100,000	108,020
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	485,523
Aquarius & Investments PLC (6.375% to 09/01/2019, then 5 Year U.S. Swap Rate + 5.210%) 09/01/2024	420,000	447,300
Ares Capital Corp. 3.875%, 01/15/2020	360,000	367,039
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025(S)	280,000	265,300
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,298,914
Australia & New Zealand Banking Group, Ltd. 2.125%, 08/19/2020	660,000	659,844
Australia & New Zealand Banking Group, Ltd. (6.750% to 06/15/2026, then 5Year U.S. ISDAFIX + 5.168%) 06/15/2026(Q)(S)	235,000	259,827
AXA SA 8.600%, 12/15/2030	220,000	310,200
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR + 2.256%) 12/14/2036(Q)(S)	115,000	129,519

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AXA SA (6.463% to 12/14/2018, then 3 month LIBOR + 1.449%) 12/14/2018(Q)(S)	$1,440,000	$1,480,493
Bank of America Corp.
3.950%, 04/21/2025	515,000	521,865
4.200%, 08/26/2024	225,000	233,426
4.250%, 10/22/2026	345,000	355,309
4.450%, 03/03/2026	715,000	744,203
5.000%, 05/13/2021	1,000,000	1,091,032
7.625%, 06/01/2019	1,065,000	1,174,951
Bank of America Corp. (6.300% to 03/10/2026, then 3 month LIBOR + 4.553%) 03/10/2026(Q)	835,000	936,244
BankUnited, Inc. 4.875%, 11/17/2025	330,000	342,847
Barclays Bank PLC 10.179%, 06/12/2021(S)	320,000	400,756
Barclays PLC 4.375%, 01/12/2026	300,000	311,735
BPCE SA
4.500%, 03/15/2025 (S)	405,000	416,340
5.700%, 10/22/2023 (S)	540,000	600,858
Branch Banking & Trust Company 2.100%, 01/15/2020	730,000	732,716
Brighthouse Financial, Inc. 3.700%, 06/22/2027(S)	810,000	797,572
Capital One Financial Corp.
2.450%, 04/24/2019	395,000	397,126
3.500%, 06/15/2023	1,023,000	1,043,394
3.750%, 07/28/2026	1,300,000	1,268,704
4.200%, 10/29/2025	525,000	529,428
Capital One NA 2.350%, 08/17/2018	410,000	411,658
Citigroup, Inc.
2.350%, 08/02/2021	625,000	619,264
3.500%, 05/15/2023	1,060,000	1,074,520
4.500%, 01/14/2022	1,000,000	1,075,197
4.600%, 03/09/2026	615,000	645,406
Citigroup, Inc. (5.875% to 03/27/2020, then 3 month LIBOR + 4.059%) 03/27/2020(Q)	870,000	913,683
Citigroup, Inc. (6.250% to 08/15/2026, then 3 month LIBOR + 4.517%) 08/15/2026(Q)	590,000	654,531
Citizens Bank NA 2.200%, 05/26/2020	595,000	593,934
CNO Financial Group, Inc. 5.250%, 05/30/2025	410,000	434,190
Commerzbank AG 8.125%, 09/19/2023(S)	375,000	452,361

The accompanying notes are an integral part of the financial statements.

5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Rabobank UA (11.000% to 06/30/2019, then 3 month LIBOR + 10.868%) 06/30/2019(Q)(S)	$498,000	$578,427
Credit Acceptance Corp. 6.125%, 02/15/2021	325,000	333,125
Credit Agricole SA 4.375%, 03/17/2025(S)	600,000	621,900
Credit Agricole SA (7.875% to 01/23/2024, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024(Q)(S)	310,000	340,907
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S. Swap Rate + 6.283%) 09/19/2033(S)	350,000	372,313
Credit Suisse Group AG (7.500% to 12/11/2023, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023(Q)(S)	245,000	274,716
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/2026	405,000	430,271
Credito Real SAB de CV 7.250%, 07/20/2023(L)(S)	250,000	262,500
Discover Bank 2.600%, 11/13/2018	370,000	373,165
Discover Financial Services
3.950%, 11/06/2024	890,000	903,856
5.200%, 04/27/2022	115,000	125,170
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust 6.125%, 11/30/2021(S)	47,838	49,331
Enova International, Inc. 9.750%, 06/01/2021	395,000	410,800
Exela Intermediate LLC 10.000%, 07/15/2023(S)	180,000	177,975
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month LIBOR + 3.033%) 06/30/2023(Q)	320,000	325,600
Flagstar Bancorp, Inc. 6.125%, 07/15/2021	297,000	316,519
FS Investment Corp.
4.000%, 07/15/2019	335,000	338,397
4.250%, 01/15/2020	330,000	336,659
HBOS PLC 6.750%, 05/21/2018(S)	570,000	592,879
HCP, Inc. 3.875%, 08/15/2024	800,000	815,648
HSBC Holdings PLC (6.375% to 09/17/2024, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024(Q)	185,000	193,788

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (6.875% to 06/01/2021, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021(Q)	$360,000	$388,800
ING Bank NV 5.800%, 09/25/2023(S)	480,000	541,940
ING Groep NV (6.500% to 04/16/2025, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025(Q)	200,000	210,160
Invesco Finance PLC 3.125%, 11/30/2022	850,000	865,972
Jefferies Group LLC
4.850%, 01/15/2027	584,000	610,062
5.125%, 04/13/2018	600,000	615,434
8.500%, 07/15/2019	715,000	800,331
JPMorgan Chase & Co.
3.200%, 06/15/2026	475,000	469,473
3.375%, 05/01/2023	1,250,000	1,268,280
4.125%, 12/15/2026	600,000	623,294
4.500%, 01/24/2022	1,300,000	1,407,557
4.625%, 05/10/2021	720,000	776,103
6.300%, 04/23/2019	1,000,000	1,076,308
JPMorgan Chase & Co. (5.300% to 05/01/2020, then 3 month LIBOR + 3.800%) 05/01/2020(Q)	530,000	551,863
JPMorgan Chase & Co. (6.750% to 02/01/2024, then 3 month LIBOR + 3.780%) 02/01/2024(Q)	520,000	590,850
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022(S)	130,000	133,575
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	669,652
4.750%, 03/15/2026	825,000	873,109
Leucadia National Corp. 5.500%, 10/18/2023	1,490,000	1,594,351
Liberty Mutual Group, Inc. 4.250%, 06/15/2023(S)	1,000,000	1,063,744
Liberty Mutual Group, Inc. (7.800% to 03/15/2037, then 3 month LIBOR + 3.576%) 03/07/2087(S)	675,000	840,800
Lincoln National Corp. 6.250%, 02/15/2020	1,000,000	1,096,826
Lloyds Banking Group PLC 4.650%, 03/24/2026	1,080,000	1,125,455
Lloyds Banking Group PLC (7.500% to 06/27/2024, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024(Q)	305,000	336,453
Loews Corp.
2.625%, 05/15/2023	630,000	625,217
3.750%, 04/01/2026	825,000	857,465

The accompanying notes are an integral part of the financial statements.

6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
M&T Bank Corp. (5.125% to 11/01/2026, then 3 month LIBOR + 3.520%) 11/01/2026(Q)	$485,000	$503,794
Macquarie Bank, Ltd. 4.875%, 06/10/2025(S)	605,000	637,228
Macquarie Group, Ltd. 3.000%, 12/03/2018(S)	650,000	658,102
Manufacturers & Traders Trust Company 1.842%, 12/01/2021(P)	350,000	345,188
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,365,570
5.350%, 06/01/2021	800,000	877,142
MetLife, Inc.
3.000%, 03/01/2025	300,000	300,920
6.400%, 12/15/2066	360,000	415,800
9.250%, 04/08/2038 (S)	220,000	327,800
MGIC Investment Corp. 5.750%, 08/15/2023	136,000	146,540
Montpelier Re Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,166,055
Morgan Stanley
2.450%, 02/01/2019	295,000	296,980
3.875%, 01/27/2026	360,000	370,648
4.100%, 05/22/2023	900,000	939,441
5.500%, 01/26/2020	435,000	469,198
5.950%, 12/28/2017	565,000	576,537
6.625%, 04/01/2018	470,000	486,693
7.300%, 05/13/2019	710,000	776,247
Morgan Stanley (5.450% to 07/15/2019, then 3 month LIBOR + 3.610%) 07/15/2019(Q)	200,000	207,100
MSCI, Inc. 5.250%, 11/15/2024(S)	50,000	53,000
Nationstar Mortgage LLC
6.500%, 07/01/2021	320,000	327,200
7.875%, 10/01/2020	265,000	272,288
9.625%, 05/01/2019	195,000	200,363
Nationwide Mutual Insurance Company 3.536%, 12/15/2024(P)(S)	1,130,000	1,128,870
NewStar Financial, Inc. 7.250%, 05/01/2020	430,000	440,213
Nippon Life Insurance Company (5.100% to 10/16/2024, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044(S)	410,000	436,650
Popular, Inc. 7.000%, 07/01/2019	320,000	336,000
Prudential Financial, Inc. (5.200% to 03/15/2024, then 3 month LIBOR + 3.040%) 03/15/2044	340,000	360,400

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3 month LIBOR + 4.175%) 09/15/2042	$266,000	$296,377
Quicken Loans, Inc. 5.750%, 05/01/2025(S)	510,000	526,575
Radian Group, Inc.
5.250%, 06/15/2020	230,000	244,375
7.000%, 03/15/2021	410,000	458,688
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	500,507
4.950%, 07/15/2046	500,000	543,369
Royal Bank of Scotland Group PLC (8.000% to 08/10/2025, then 5 Year U.S. Swap Rate + 5.720%) 08/10/2025(Q)	300,000	325,704
Royal Bank of Scotland Group PLC (8.625% to 08/15/2021, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021(Q)	250,000	272,500
S&P Global, Inc.
4.000%, 06/15/2025	515,000	539,269
4.400%, 02/15/2026	315,000	338,668
Santander Holdings USA, Inc. 2.700%, 05/24/2019	765,000	770,676
Santander UK Group Holdings PLC 4.750%, 09/15/2025(S)	445,000	460,955
Sirius International Group, Ltd. (7.506% to 08/07/2017, then 3 month LIBOR + 3.200%) 08/07/2017(Q)(S)	390,000	391,463
Societe Generale SA (7.375% to 09/13/2021, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021(Q)(S)	470,000	505,250
Societe Generale SA (8.000% to 09/29/2025, then 5 Year U.S. ISDAFIX + 5.873%) 09/29/2025(Q)(S)	470,000	532,863
Societe Generale SA (8.250% to 11/29/2018, then 5 Year U.S. Swap Rate + 6.394%) 11/29/2018(Q)	335,000	355,428
Standard Chartered PLC 2.100%, 08/19/2019(S)	700,000	697,456
Stearns Holdings LLC 9.375%, 08/15/2020(S)	120,000	123,600
Stifel Financial Corp. 4.250%, 07/18/2024	1,695,000	1,725,788
Sumitomo Mitsui Banking Corp. 2.450%, 01/10/2019	470,000	474,070
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 03/06/2019(S)	770,000	770,021
Synovus Financial Corp. 7.875%, 02/15/2019	345,000	374,256

The accompanying notes are an integral part of the financial statements.

7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (S)	$590,000	$604,885
6.850%, 12/16/2039 (S)	42,000	57,577
The Charles Schwab Corp. (7.000% to 02/01/2022, then 3 month LIBOR + 4.820%) 02/01/2022(Q)	1,000,000	1,152,500
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	360,000	359,697
2.300%, 12/13/2019	995,000	997,594
3.625%, 01/22/2023	1,200,000	1,238,386
3.850%, 01/26/2027	945,000	961,449
5.950%, 01/18/2018	725,000	741,210
The Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	500,000	543,288
6.625%, 03/30/2040	500,000	676,228
The Hartford Financial Services Group, Inc. (8.125% to 06/15/2018, then 3 month LIBOR + 4.603%) 06/15/2068	745,000	786,169
The PNC Financial Services Group, Inc. (4.850% to 06/01/2023, then 3 month LIBOR + 3.040%) 06/01/2023(Q)	385,000	391,738
The PNC Financial Services Group, Inc. (6.750% to 08/01/2021, then 3 month LIBOR + 3.678%) 08/01/2021(Q)	385,000	434,088
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	960,000	979,010
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	730,137
Voya Financial, Inc. (5.650% to 05/15/2023, then 3 month LIBOR + 3.580%) 05/15/2053	535,000	568,438
Wells Fargo & Company
3.450%, 02/13/2023	900,000	921,348
4.650%, 11/04/2044	365,000	383,891
Wells Fargo & Company (5.875% to 06/15/2025, then 3 month LIBOR + 3.990%) 06/15/2025(Q)	1,220,000	1,344,403
Wells Fargo & Company, Series K (7.980% to 03/15/2018, then 3 month LIBOR + 3.770%) 03/15/2018(Q)	422,000	439,830
Westpac Banking Corp. 2.150%, 03/06/2020	955,000	956,800
Willis Towers Watson PLC 5.750%, 03/15/2021	1,350,000	1,489,215

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
XLIT, Ltd. 5.750%, 10/01/2021	$1,000,000	$1,119,157
		99,029,405
Health care - 2.7%
Abbott Laboratories 3.750%, 11/30/2026	1,200,000	1,225,099
AbbVie, Inc. 3.600%, 05/14/2025	570,000	581,488
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	700,852
Allergan Funding SCS 3.800%, 03/15/2025	450,000	465,497
Amgen, Inc.
1.900%, 05/10/2019	845,000	845,824
4.400%, 05/01/2045	263,000	270,521
Anthem, Inc. 6.375%, 06/15/2037	1,000,000	1,285,768
Baxter International, Inc. 3.500%, 08/15/2046	500,000	448,740
Becton, Dickinson and Company 2.133%, 06/06/2019	580,000	580,904
Cardinal Health, Inc. 1.948%, 06/14/2019	495,000	495,511
Cigna Corp. 4.500%, 03/15/2021	1,100,000	1,173,599
Community Health Systems, Inc.
5.125%, 08/01/2021	375,000	379,688
8.000%, 11/15/2019	290,000	291,450
Covenant Surgical Partners, Inc. 8.750%, 08/01/2019 (S)	139,000	136,220
DaVita, Inc. 5.000%, 05/01/2025	425,000	426,063
Fresenius US Finance II, Inc. 4.500%, 01/15/2023 (S)	245,000	257,250
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	780,000	839,813
7.500%, 02/15/2022	330,000	379,913
LifePoint Health, Inc. 5.375%, 05/01/2024 (L)	400,000	414,000
MEDNAX, Inc. 5.250%, 12/01/2023 (S)	85,000	87,550
Medtronic, Inc. 4.625%, 03/15/2045	405,000	456,456
Mylan NV
2.500%, 06/07/2019	366,000	368,939
3.950%, 06/15/2026	1,450,000	1,469,340
5.250%, 06/15/2046	250,000	273,845
Mylan, Inc. 2.600%, 06/24/2018	670,000	674,819
Quintiles IMS, Inc. 4.875%, 05/15/2023 (S)	155,000	158,681
Select Medical Corp. 6.375%, 06/01/2021	430,000	441,825
Shire Acquisitions Investments Ireland DAC

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health care (continued)
1.900%, 09/23/2019	$675,000	$671,896
3.200%, 09/23/2026	1,230,000	1,202,887
Team Health Holdings, Inc. 6.375%, 02/01/2025 (L)(S)	85,000	82,450
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	57,652
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	684,368
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	345,000	356,644
5.000%, 06/01/2026 (S)	423,000	438,863
Valeant Pharmaceuticals International, Inc. 6.125%, 04/15/2025 (L)(S)	515,000	435,819
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/2025	1,040,000	1,050,583
		20,110,817
Industrials - 4.2%
AECOM 5.125%, 03/15/2027	570,000	572,138
AerCap Global Aviation Trust (6.500% to 06/15/2025, then 3 month LIBOR + 4.300%) 06/15/2045 (L)(S)	380,000	403,750
AerCap Ireland Capital DAC
4.625%, 10/30/2020	475,000	504,774
5.000%, 10/01/2021	512,000	554,047
Ahern Rentals, Inc. 7.375%, 05/15/2023 (S)	460,000	377,200
Air Canada 2013-1 Class C Pass Through Trust 6.625%, 05/15/2018 (S)	290,000	299,063
Air Lease Corp.
3.000%, 09/15/2023	400,000	397,643
3.375%, 01/15/2019 (L)	240,000	244,471
3.625%, 04/01/2027	301,000	301,061
4.750%, 03/01/2020 (L)	500,000	530,435
Aircastle, Ltd.
5.500%, 02/15/2022	225,000	245,250
6.250%, 12/01/2019	165,000	179,644
7.625%, 04/15/2020	125,000	141,250
American Airlines 2011-1 Class B Pass Through Trust 7.000%, 07/31/2019 (S)	316,502	325,839
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 07/15/2024	483,347	514,765
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 11/01/2024	334,792	331,444
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 07/15/2029	209,452	220,187

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 08/15/2030	$195,000	$201,825
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	295,000	303,850
Arconic, Inc.
5.125%, 10/01/2024 (L)	455,000	472,063
5.720%, 02/23/2019	210,000	218,795
Ashtead Capital, Inc. 5.625%, 10/01/2024 (S)	150,000	161,250
British Airways 2013-1 Class A Pass Through Trust 4.625%, 12/20/2025 (S)	406,091	436,251
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/2021 (S)	155,066	162,044
Builders FirstSource, Inc. 10.750%, 08/15/2023 (S)	225,000	259,875
Continental Airlines 1998-1 Class A Pass Through Trust 6.648%, 03/15/2019	15,435	15,570
Continental Airlines 1999-1 Class A Pass Through Trust 6.545%, 08/02/2020	99,488	103,717
Continental Airlines 2000-2 Class B Pass Through Trust 8.307%, 10/02/2019	31,681	33,027
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 10/19/2023	290,974	320,072
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	101,080	106,892
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 07/02/2024	253,807	284,898
Delta Air Lines 2010-1 Class A Pass Through Trust 6.200%, 01/02/2020	122,040	126,769
Delta Air Lines, Inc. 3.625%, 03/15/2022	650,000	667,210
Empresa de Transporte de Pasajeros Metro SA 4.750%, 02/04/2024 (S)	340,000	367,584
EnerSys 5.000%, 04/30/2023 (S)	145,000	149,169
Engility Corp. 8.875%, 09/01/2024	104,000	112,970
Florida East Coast Holdings Corp. 6.750%, 05/01/2019 (S)	290,000	297,366
Fortive Corp. 3.150%, 06/15/2026	700,000	699,676
GATX Corp. 3.850%, 03/30/2027	800,000	805,212
General Electric Company

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
1.662%, 08/15/2036 (P)	$265,000	$240,764
2.700%, 10/09/2022	1,100,000	1,118,710
General Electric Company (5.000% to 01/21/2021, then 3 month LIBOR + 3.330%) 01/21/2021 (Q)	868,000	921,295
Huntington Ingalls Industries, Inc. 5.000%, 12/15/2021 to 11/15/2025 (S)	545,000	567,950
IHS Markit, Ltd.
4.750%, 02/15/2025 (S)	150,000	161,063
5.000%, 11/01/2022 (S)	210,000	226,668
International Lease Finance Corp.
5.875%, 04/01/2019	265,000	281,459
7.125%, 09/01/2018 (S)	205,000	216,966
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	723,104
Lennox International, Inc. 3.000%, 11/15/2023	800,000	798,682
Lockheed Martin Corp.
2.900%, 03/01/2025	470,000	467,691
4.700%, 05/15/2046	430,000	483,865
LSC Communications, Inc. 8.750%, 10/15/2023 (S)	395,000	412,281
Masco Corp.
4.375%, 04/01/2026	680,000	725,356
4.450%, 04/01/2025	295,000	315,090
Neovia Logistics Services LLC 8.875%, 08/01/2020 (S)	126,000	98,280
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/2021	153,877	170,419
Owens Corning 4.200%, 12/15/2022	420,000	443,081
Park Aerospace Holdings, Ltd. 5.500%, 02/15/2024 (S)	140,000	146,230
Prime Security Services Borrower LLC 9.250%, 05/15/2023 (S)	185,000	201,032
Ryder System, Inc. 2.450%, 11/15/2018	900,000	905,674
Stanley Black & Decker, Inc. (5.750% to 12/15/2018, then 3 month LIBOR + 4.304%) 12/15/2053 (L)	650,000	682,500
Tervita Escrow Corp. 7.625%, 12/01/2021 (S)	85,000	85,638
Textron, Inc. 7.250%, 10/01/2019	245,000	270,952
The Dun & Bradstreet Corp. 4.625%, 12/01/2022	700,000	726,723
The Hertz Corp. 7.625%, 06/01/2022 (L)(S)	125,000	124,700
TTX Company 4.200%, 07/01/2046 (S)	700,000	701,154

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Tutor Perini Corp. 6.875%, 05/01/2025 (S)	$115,000	$121,038
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	986,235
4.875%, 01/15/2021	500,000	538,836
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,230,169
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 03/03/2028	525,427	543,817
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	300,169	309,174
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 01/07/2030	345,000	347,588
United Rentals North America, Inc.
5.500%, 07/15/2025	390,000	408,525
5.750%, 11/15/2024	240,000	251,400
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	189,920	211,286
Verisk Analytics, Inc. 4.000%, 06/15/2025	860,000	888,705
XPO Logistics, Inc. 6.500%, 06/15/2022 (S)	520,000	546,650
		31,049,796
Information technology - 2.1%
Activision Blizzard, Inc.
3.400%, 09/15/2026	540,000	541,517
6.125%, 09/15/2023 (S)	430,000	464,013
Arrow Electronics, Inc. 3.875%, 01/12/2028	370,000	368,347
Autodesk, Inc. 3.500%, 06/15/2027	560,000	549,368
CA, Inc.
3.600%, 08/15/2022	485,000	490,386
4.700%, 03/15/2027	386,000	393,921
CDW LLC 5.000%, 09/01/2025	64,000	66,400
Dell International LLC
6.020%, 06/15/2026 (S)	1,080,000	1,189,738
7.125%, 06/15/2024 (L)(S)	120,000	131,914
8.350%, 07/15/2046 (S)	355,000	458,669
eBay, Inc.
2.150%, 06/05/2020	330,000	329,983
3.800%, 03/09/2022	520,000	543,342
Electronic Arts, Inc. 4.800%, 03/01/2026	765,000	839,381
Fiserv, Inc. 3.850%, 06/01/2025	614,000	637,881
Gartner, Inc. 5.125%, 04/01/2025 (S)	90,000	94,537
Ingram Micro, Inc. 5.450%, 12/15/2024	495,000	508,696

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
j2 Cloud Services LLC 6.000%, 07/15/2025 (S)	$160,000	$164,800
Jabil, Inc. 4.700%, 09/15/2022	869,000	923,165
Keysight Technologies, Inc. 4.600%, 04/06/2027	345,000	362,449
Match Group, Inc. 6.375%, 06/01/2024	320,000	348,000
Micron Technology, Inc.
5.875%, 02/15/2022 (L)	320,000	334,800
7.500%, 09/15/2023	200,000	223,740
Microsoft Corp. 4.450%, 11/03/2045	760,000	846,866
NCR Corp. 5.875%, 12/15/2021	125,000	130,000
Nokia OYJ 4.375%, 06/12/2027	205,000	208,717
NXP BV 4.625%, 06/01/2023 (S)	780,000	841,425
Open Text Corp. 5.875%, 06/01/2026 (S)	160,000	172,099
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	513,971
Sixsigma Networks Mexico SA de CV 8.250%, 11/07/2021 (S)	305,000	306,144
Symantec Corp. 5.000%, 04/15/2025 (S)	140,000	146,518
Tech Data Corp. 4.950%, 02/15/2027	815,000	864,050
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	745,000	758,937
Tempo Acquisition LLC 6.750%, 06/01/2025 (S)	70,000	71,575
VeriSign, Inc.
4.750%, 07/15/2027 (S)	195,000	197,194
5.250%, 04/01/2025	310,000	330,925
Zebra Technologies Corp. 7.250%, 10/15/2022	235,000	249,688
		15,603,156
Materials - 1.5%
Anglo American Capital PLC
4.125%, 09/27/2022 (S)	400,000	409,000
4.750%, 04/10/2027 (S)	215,000	220,870
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (S)	225,000	230,963
6.000%, 02/15/2025 (S)	290,000	304,500
Bemis Company, Inc. 3.100%, 09/15/2026	500,000	487,531
Boise Cascade Company 5.625%, 09/01/2024 (S)	110,000	113,300
Braskem Finance, Ltd. 7.000%, 05/07/2020 (S)	335,000	361,046
Cascades, Inc. 5.500%, 07/15/2022 (S)	331,000	337,620

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Cemex SAB de CV 6.125%, 05/05/2025 (L)(S)	$400,000	$431,000
CF Industries, Inc. 4.950%, 06/01/2043	175,000	150,500
Commercial Metals Company
5.375%, 07/15/2027 (C)	110,000	112,063
7.350%, 08/15/2018	220,000	232,925
Eastman Chemical Company 4.500%, 01/15/2021	68,000	72,180
First Quantum Minerals, Ltd. 7.500%, 04/01/2025 (S)	200,000	196,000
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	500,000	431,150
Methanex Corp. 5.650%, 12/01/2044	450,000	426,128
Norbord, Inc. 6.250%, 04/15/2023 (S)	315,000	336,263
NOVA Chemicals Corp. 5.000%, 05/01/2025 (S)	520,000	517,400
Novelis Corp. 5.875%, 09/30/2026 (S)	100,000	103,000
Platform Specialty Products Corp. 6.500%, 02/01/2022 (S)	580,000	598,850
Rain CII Carbon LLC 8.250%, 01/15/2021 (S)	235,000	244,988
The Chemours Company
5.375%, 05/15/2027	91,000	93,389
6.625%, 05/15/2023 (L)	614,000	649,305
The Dow Chemical Company
3.000%, 11/15/2022	270,000	275,169
4.125%, 11/15/2021	1,000,000	1,062,257
The Mosaic Company 4.250%, 11/15/2023	600,000	631,256
The Sherwin-Williams Company
2.250%, 05/15/2020	420,000	420,908
4.200%, 01/15/2022 (S)	1,000,000	1,059,442
U.S. Concrete, Inc. 6.375%, 06/01/2024 (S)	200,000	211,000
Vale Overseas, Ltd. 6.250%, 08/10/2026	342,000	368,933
Vedanta Resources PLC 6.375%, 07/30/2022 (S)	325,000	326,040
		11,414,976
Real estate - 2.6%
American Tower Corp.
3.400%, 02/15/2019	275,000	280,755
3.550%, 07/15/2027	780,000	771,213
4.700%, 03/15/2022	310,000	335,799
5.000%, 02/15/2024	670,000	740,359
5.900%, 11/01/2021	800,000	901,237
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	607,648
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	390,000	416,145
6.113%, 01/15/2040 (S)	420,000	451,533

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
DDR Corp. 3.500%, 01/15/2021	$650,000	$658,089
EPR Properties 5.750%, 08/15/2022	500,000	552,259
Equinix, Inc. 5.375%, 05/15/2027	275,000	293,219
Equity Commonwealth 5.875%, 09/15/2020	700,000	748,552
ERP Operating LP 3.375%, 06/01/2025	300,000	301,887
Essex Portfolio LP 3.625%, 05/01/2027	500,000	498,822
Healthcare Realty Trust, Inc. 5.750%, 01/15/2021	1,000,000	1,095,147
Healthcare Trust of America Holdings LP 3.500%, 08/01/2026	500,000	488,987
Iron Mountain, Inc.
5.750%, 08/15/2024	485,000	494,700
6.000%, 08/15/2023	525,000	557,813
Kimco Realty Corp. 6.875%, 10/01/2019	755,000	831,374
MPT Operating Partnership LP 6.375%, 02/15/2022	225,000	232,313
National Retail Properties, Inc. 3.300%, 04/15/2023	660,000	667,394
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	335,000	339,236
4.950%, 04/01/2024	845,000	884,824
5.250%, 01/15/2026	260,000	276,219
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	512,049
Realty Income Corp. 5.375%, 09/15/2017	1,250,000	1,258,868
SL Green Realty Corp. 7.750%, 03/15/2020	775,000	867,694
Ventas Realty LP
3.500%, 02/01/2025	660,000	655,780
3.750%, 05/01/2024	138,000	140,375
VEREIT Operating Partnership LP 4.600%, 02/06/2024	472,000	492,976
Vornado Realty LP 5.000%, 01/15/2022	650,000	705,012
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,061,974
Welltower, Inc. 3.750%, 03/15/2023	200,000	207,501
		19,327,753
Telecommunication services - 2.1%
AT&T, Inc.
4.350%, 06/15/2045	285,000	264,877
4.750%, 05/15/2046	410,000	402,598
5.450%, 03/01/2047	1,060,000	1,142,634

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
CC Holdings GS V LLC 3.849%, 04/15/2023	$365,000	$383,666
CenturyLink, Inc. 7.600%, 09/15/2039	1,000,000	930,000
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (S)	325,000	339,690
Columbus Cable Barbados, Ltd. 7.375%, 03/30/2021 (S)	200,000	212,250
Comcel Trust 6.875%, 02/06/2024 (S)	700,000	744,737
CSC Holdings LLC 5.500%, 04/15/2027 (S)	230,000	243,225
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	758,000	1,124,305
Digicel Group, Ltd. 8.250%, 09/30/2020 (S)	195,000	182,306
Digicel, Ltd. 6.750%, 03/01/2023 (S)	360,000	338,519
GCI, Inc. 6.875%, 04/15/2025	345,000	373,031
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	290,000	296,708
6.625%, 10/15/2021 (S)	375,000	390,000
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (S)	140,000	134,918
Radiate Holdco LLC 6.625%, 02/15/2025 (S)	340,000	340,000
SBA Tower Trust 3.598%, 04/09/2043 (S)	215,000	215,069
Sprint Capital Corp. 6.875%, 11/15/2028	815,000	905,930
Sprint Spectrum Company LLC 3.360%, 03/20/2023 (S)	365,000	368,194
T-Mobile USA, Inc. 6.125%, 01/15/2022	350,000	367,828
Telecom Italia Capital SA 7.200%, 07/18/2036	485,000	562,297
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,266,725
4.400%, 11/01/2034	400,000	396,482
4.522%, 09/15/2048	978,000	927,262
4.672%, 03/15/2055	715,000	669,374
4.862%, 08/21/2046	980,000	979,757
5.012%, 08/21/2054	696,000	685,951
6.550%, 09/15/2043	41,000	50,913
Wind Acquisition Finance SA 7.375%, 04/23/2021 (S)	250,000	260,000
Zayo Group LLC 5.750%, 01/15/2027 (S)	170,000	177,863
		15,677,109
Utilities - 2.0%
Abengoa Transmision Sur SA 6.875%, 04/30/2043 (S)	338,708	369,192
AmeriGas Partners LP 5.500%, 05/20/2025	250,000	253,750

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Arizona Public Service Company 5.500%, 09/01/2035	$1,118,000	$1,323,599
Broadcom Corp.
2.375%, 01/15/2020 (S)	695,000	695,964
3.875%, 01/15/2027 (S)	1,613,000	1,656,561
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	737,983
Dominion Energy, Inc. 2.579%, 07/01/2020	327,000	328,664
Electricite de France SA 3.625%, 10/13/2025 (L)(S)	210,000	214,830
Electricite de France SA (5.250% to 01/29/2023, then 10 Year U.S. Swap Rate + 3.709%) 01/29/2023 (Q)(S)	285,000	292,410
Emera US Finance LP 3.550%, 06/15/2026	280,000	280,676
Empresa Electrica Angamos SA 4.875%, 05/25/2029 (S)	280,000	284,740
FirstEnergy Corp. 4.850%, 07/15/2047	255,000	258,460
Great Plains Energy, Inc. 3.900%, 04/01/2027	355,000	359,165
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	265,000	273,215
6.875%, 06/21/2023 (S)	170,000	200,571
7.250%, 01/15/2019 (S)	230,000	246,650
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	335,000	336,549
3.550%, 05/01/2027	675,000	685,400
NRG Energy, Inc.
6.250%, 05/01/2024 (L)	720,000	727,200
6.625%, 01/15/2027	435,000	435,544
NRG Yield Operating LLC 5.375%, 08/15/2024	1,070,000	1,122,163
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	798,404
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,191,980
Southern California Edison Company (6.250% to 02/01/2022, then 3 month LIBOR + 4.199%) 02/01/2022 (Q)	180,000	199,350
Southern Power Company 1.950%, 12/15/2019	570,000	567,902
TransAlta Corp. 6.900%, 05/15/2018	1,157,000	1,201,849
		15,042,771
TOTAL CORPORATE BONDS (Cost $309,275,147)		$322,310,363

Active Bond Trust (continued)

	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
BAC Capital Trust XIV, Series G 4.000%, 07/24/2017(P)(Q)	$395,000	$344,440
Sovereign Capital Trust VI 7.908%, 06/13/2036	235,000	237,350
State Street Corp. 2.246%, 06/01/2077(P)	555,000	510,947
SunTrust Preferred Capital I 4.000%, 08/07/2017(P)(Q)	425,000	366,031
USB Capital IX 3.500%, 08/07/2017(P)(Q)	1,045,000	927,856
		2,386,624
TOTAL CAPITAL PREFERRED SECURITIES (Cost $ 2,390,188)		$2,386,624

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc. 3.250%, 06/01/2020 (S)	285,000	285,891
TOTAL CONVERTIBLE BONDS (Cost $285,000)		$285,891

TERM LOANS (M) - 0.1%
Financials - 0.1%
LSF9 Atlantis Holdings LLC TBD 05/01/2023 (T)	210,000	211,926
Industrials - 0.0%
Delta Air Lines, Inc. 3.617%, 10/18/2018	130,510	130,919
WP CPP Holdings LLC 4.672%, 12/28/2019	39,792	38,200
		169,119
Information technology - 0.0%
Ancestry.com Operations, Inc. 4.340%, 10/19/2023	118,800	119,196
Utilities - 0.0%
ExGen Texas Power LLC 6.045%, 09/16/2021	181,863	108,469
TOTAL TERM LOANS (Cost $677,663)		$608,710

MUNICIPAL BONDS - 0.4%
New Jersey State Turnpike Authority 7.414%, 01/01/2040	1,885,000	2,831,289
TOTAL MUNICIPAL BONDS (Cost $2,068,957)		$2,831,289

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.0%
Commercial and residential - 9.9%
Adjustable Rate Mortgage Trust, Series 2005-4, Class 7A12 1.796%, 08/25/2035 (P)	75,919	75,468

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1, 1.464%, 06/25/2045 (P)	$245,572	$238,933
Series 2005-1, Class AHM, 3.414%, 06/25/2045 (P)	162,337	160,979
Series 2004-4, Class 5A, 3.415%, 02/25/2045 (P)	306,540	307,714
Americold 2010 LLC Trust
Series 2010-ARTA, Class C, 6.811%, 01/14/2029 (S)	1,350,000	1,510,306
Series 2010-ARTA, Class D, 7.443%, 01/14/2029 (S)	1,890,000	2,121,079
AOA Mortgage Trust, Series 2015-1177, Class C 3.110%, 12/13/2029 (P)(S)	300,000	300,576
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E, 3.589%, 09/15/2026 (P)(S)	210,000	209,968
Series 2015-200P, Class F, 3.716%, 04/14/2033 (P)(S)	350,000	328,453
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ, 5.874%, 06/10/2049 (P)	126,392	127,038
Series 2007-3, Class B, 5.874%, 06/10/2049 (P)	200,000	202,272
Series 2007-4, Class AM, 6.158%, 02/10/2051 (P)	200,118	200,184
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class XC IO 0.060%, 10/10/2045 (S)	13,841,619	24
Bayview Commercial Asset Trust
Series 2005-1A, Class A2, 1.566%, 04/25/2035 (P)(S)	462,906	437,196
Series 2005-4A , Class A2, 1.606%, 01/25/2036 (P)(S)	243,689	225,591
Series 2006-2A, Class A2, 1.496%, 07/25/2036 (P)(S)	364,152	343,311
BBCMS Trust
Series 2015, Class C, 3.159%, 02/15/2028 (P)(S)	165,000	163,392
Series 2015-MSQ, Class D, 4.123%, 09/15/2032 (P)(S)	350,000	349,934
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4, 1.776%, 07/25/2035 (P)	129,012	123,931
Series 2005-7, Class 11A1, 1.756%, 08/25/2035 (P)	249,774	241,203
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1, 5.250%, 10/25/2034 (P)	343,672	344,173

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2003-AC4, Class A, 5.500%, 09/25/2033 (P)	$662,631	$667,801
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR5, Class X1 IO, 0.723%, 07/11/2042 (S)	1,785,134	23,451
Series 2004-T16, Class X1 IO, 0.451%, 02/13/2046 (S)	978,788	7,123
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX, 4.847%, 07/05/2033 (P)(S)	500,000	507,771
Series 2014-ATLS, Class DFL, 3.992%, 07/05/2033 (P)(S)	425,000	427,093
BLCP Hotel Trust, Series 2014- CLRN, Class D 3.659%, 08/15/2029 (P)(S)	360,000	360,565
BWAY Mortgage Trust
Series 2013-1515, Class F, 4.058%, 03/10/2033 (P)(S)	435,000	423,195
Series 2015-1740, Class D, 3.787%, 01/10/2035 (P)(S)	300,000	297,260
Series 2015-1740, Class XA IO, 1.023%, 01/10/2035 (S)	6,610,000	264,453
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2, 4.848%, 05/15/2029 (P)(S)	370,000	374,447
Series 2015-JWRZ, Class GL1, 4.009%, 05/15/2029 (P)(S)	500,000	501,254
Series 2015-JWRZ, Class GL2, 4.847%, 05/15/2029 (P)(S)	380,000	383,210
BXP Trust, Series 2017-GM, Class D 3.425%, 06/13/2039 (P)(S)	540,000	517,660
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank AG), Series 2017-CD3, Class C 4.715%, 02/10/2050 (P)	500,000	523,670
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank)
Series 2007-CD5, Class C, 6.506%, 11/15/2044 (P)	300,000	302,468
Series 2017-CD3, Class A4, 3.631%, 02/10/2050	1,800,000	1,873,665
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA 4.127%, 12/15/2027 (P)(S)	440,152	441,798
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class F 3.912%, 04/10/2028 (P)(S)	265,000	260,956
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E 3.550%, 05/15/2030 (P)(S)	100,000	100,241

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX 4.387%, 02/10/2033 (S)	$642,109	$648,588
CHL Mortgage Pass Through Trust, Series 2004-HYB2, Class 4A 3.287%, 07/20/2034 (P)	927,030	925,883
CLNS Trust, Series 2017-IKPR, Class C 2.100%, 06/11/2032 (P)(S)	220,000	220,411
Cold Storage Trust, Series 2017- ICE3, Class D 3.259%, 04/15/2036 (P)(S)	495,000	495,922
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG), Series 2013-WWP, Class A2 3.424%, 03/10/2031 (S)	1,400,000	1,449,406
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class C, 4.912%, 02/10/2047 (P)	800,000	838,149
Series 2015-CR27, Class B, 4.510%, 10/10/2048 (P)	325,000	341,121
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-CR3, Class XA IO, 2.219%, 10/15/2045	13,466,128	960,101
Series 2012-LC4, Class B, 4.934%, 12/10/2044 (P)	175,000	186,650
Series 2013-300P, Class D, 4.540%, 08/10/2030 (P)(S)	435,000	453,266
Series 2013-300P, Class E, 4.540%, 08/10/2030 (P)(S)	700,000	660,946
Series 2013-CR11, Class B, 5.328%, 08/10/2050 (P)	625,000	683,417
Series 2013-CR13, Class C, 4.906%, 12/10/2023 (P)	200,000	209,304
Series 2013-CR6, Class XA IO, 1.589%, 03/10/2046	1,512,235	51,356
Series 2013-LC13, Class B, 5.009%, 08/10/2046 (P)(S)	315,000	342,345
Series 2014-FL4, Class D, 2.595%, 07/13/2031 (P)(S)	540,000	533,612
Series 2014-LC15, Class C, 5.109%, 04/10/2047 (P)	400,000	415,033
Series 2014-TWC, Class D, 3.378%, 02/13/2032 (P)(S)	295,000	295,919
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley), Series 2014-PAT, Class D 3.139%, 08/13/2027 (P)(S)	455,000	455,569

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class F, 5.991%, 12/10/2049 (P)	$300,000	$299,528
Series 2007-C9, Class G, 5.991%, 12/10/2049 (P)(S)	400,000	398,891
Series 2012-LC4, Class XA IO, 2.387%, 12/10/2044 (S)	4,971,441	379,655
Commercial Mortgage Trust (Deutsche Bank/UBS), Series 2014-UBS2, Class XA IO 1.542%, 03/10/2047	5,097,612	303,117
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO, 1.841%, 08/15/2045	9,169,720	634,304
Series 2014-CR15, Class XA IO, 1.426%, 02/10/2047	13,657,357	583,963
Series 2014-CR16, Class C, 5.065%, 04/10/2047 (P)	810,000	824,036
Core Industrial Trust, Series 2015- CALW, Class F 3.979%, 02/10/2034 (P)(S)	385,000	385,970
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AX IO 0.940%, 02/15/2038 (S)	311,156	7
DBJPM Mortgage Trust, Series 2017-C6, Class C 4.174%, 06/10/2050 (P)	260,000	264,195
Deutsche Bank Commercial Mortgage Trust, Series 2016- C3, Class C 3.636%, 09/10/2049 (P)	180,000	171,973
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-4, Class 2AR1 1.756%, 06/25/2034 (P)	169,047	163,214
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2B 1.659%, 07/19/2044 (P)	846,248	823,762
FREMF Mortgage Trust
Series 2011-K10, Class B, 4.793%, 11/25/2049 (P)(S)	1,000,000	1,059,527
Series 2011-K11, Class B, 4.573%, 12/25/2048 (P)(S)	875,000	927,122
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX, 3.495%, 12/15/2034 (P)(S)	750,000	767,189
Series 2015-NRF, Class DFX, 3.495%, 12/15/2034 (P)(S)	195,000	197,846
Series 2015-NRF, Class EFX, 3.495%, 12/15/2034 (P)(S)	140,000	139,585

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class XC IO 0.010%, 06/10/2048 (S)	$4,269,637	$1
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM 5.606%, 12/10/2049 (P)	400,000	403,516
Great Wolf Trust, Series 2015- WOLF, Class D 4.659%, 05/15/2034 (P)(S)	415,000	419,400
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM, 5.951%, 07/10/2038 (P)	313,418	313,295
Series 2007-GG11, Class AJ, 6.298%, 12/10/2049 (P)	620,000	624,771
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO, 2.429%, 05/10/2045	4,969,797	353,051
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (P)(S)	859,800	875,396
Series 2014-NEW, Class C, 3.790%, 01/10/2031 (S)	230,000	228,078
Series 2014-NEW, Class D, 3.790%, 01/10/2031 (S)	1,000,000	985,242
Series 2015-590M, Class C, 3.932%, 10/10/2035 (P)(S)	320,000	322,244
Series 2016-RENT, Class D, 4.202%, 02/10/2029 (P)(S)	520,000	533,385
Series 2017-485L, Class C, 4.115%, 02/10/2037 (P)(S)	325,000	336,838
Series 2017-GS5, Class C, 4.299%, 03/10/2050 (P)	260,000	271,476
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (P)	220,000	225,416
Series 2005-GG4, Class XC IO, 1.599%, 07/10/2039 (S)	532,731	20
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C, 1.662%, 06/20/2035 (P)	298,388	292,670
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (S)	19,405,487	296,962
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	20,877,426	297,524
Series 2007-6, Class ES IO, 0.342%, 08/19/2037 (S)	16,484,747	206,471
HILT Mortgage Trust, Series 2014-ORL, Class D 3.309%, 07/15/2029 (P)(S)	405,000	399,430
Hilton USA Trust, Series 2016-HHV, Class D 4.333%, 11/05/2038 (P)(S)	395,000	385,941
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL 4.726%, 08/05/2034 (P)(S)	275,000	273,304

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Impac Secured Assets CMN Owner Trust, Series 2004-4, Class M2 2.026%, 02/25/2035 (P)	$270,000	$260,499
IMT Trust, Series 2017-APTS, Class CFX 3.614%, 06/15/2034 (P)(S)	255,000	254,796
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO, 1.814%, 07/25/2035	2,907,532	190,611
Series 2005-AR8, Class AX2 IO, 1.555%, 05/25/2035	7,409,474	426,742
Series 2005-AR18, Class 1X IO, 1.669%, 10/25/2036	2,764,758	176,034
Series 2005-AR18, Class 2X IO, 1.452%, 10/25/2036	3,375,073	120,039
Irvine Core Office Trust, Series 2013-IRV, Class XA IO 1.211%, 05/15/2048 (S)	14,339,403	465,061
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO, 0.924%, 08/15/2046	10,005,815	259,565
Series 2014-C19, Class C, 4.821%, 04/15/2047 (P)	515,000	531,722
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17, Class AM, 5.464%, 12/12/2043	16,290	16,282
Series 2006-LDP8, Class X IO, 0.534%, 05/15/2045	4,543,364	51
Series 2007-LD12, Class AJ, 6.264%, 02/15/2051 (P)	200,000	194,126
Series 2007-LD12, Class AM, 6.264%, 02/15/2051 (P)	793,749	804,801
Series 2011-C3A, Class XA IO, 1.210%, 02/15/2046 (S)	17,502,610	385,726
Series 2011-C4, Class XA IO, 1.543%, 07/15/2046 (S)	21,910,160	442,110
Series 2012-HSBC, Class XA IO, 1.582%, 07/05/2032 (S)	12,505,000	782,921
Series 2014-FL5, Class C, 3.259%, 07/15/2031 (P)(S)	570,000	562,872
Series 2014-PHH, Class C, 3.346%, 08/15/2027 (P)(S)	415,000	415,008
Series 2015-MAR7, Class C, 4.490%, 06/05/2032 (S)	425,000	427,995
Series 2015-SGP, Class B, 3.909%, 07/15/2036 (P)(S)	345,000	347,150
Series 2016-JP3, Class C, 3.623%, 08/15/2049 (P)	244,000	231,114
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ, 6.500%, 09/15/2045 (P)	300,000	303,500

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2005-C1, Class XCL IO, 0.173%, 02/15/2040 (S)	$1,147,006	$2,256
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2, 2.316%, 11/25/2034 (P)	330,000	335,519
Series 2004-13, Class 2A1, 3.081%, 04/21/2034 (P)	280,015	287,853
Series 2004-8, Class 5A1, 3.187%, 08/25/2034 (P)	711,833	709,069
MASTR Alternative Loan Trust
Series 2004-4, Class 8A1, 6.500%, 05/25/2034	421,197	440,790
Series 2005-2, Class 4A3, 1.616%, 03/25/2035 (P)	221,693	212,304
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A, 2.665%, 10/25/2035 (P)	222,246	221,895
Series 2005-A, Class A1, 1.676%, 03/25/2030 (P)	39,686	38,410
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO, 0.443%, 02/12/2051 (S)	51,645,104	22,269
Series 2005-CIP1, Class XC IO, 0.010%, 07/12/2038 (S)	4,004,391	885
Series 2006-C2, Class X IO, 0.355%, 08/12/2043 (S)	2,751,759	640
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class AM 5.526%, 03/12/2051 (P)	275,000	274,773
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.673%, 08/15/2045 (S)	11,274,269	657,504
Series 2012-C6, Class XA IO, 2.011%, 11/15/2045 (S)	8,883,296	516,795
Series 2013-C7, Class AS, 3.214%, 02/15/2046	1,000,000	1,008,536
Series 2013-C7, Class C, 4.282%, 02/15/2046 (P)	250,000	247,138
Series 2013-C7, Class XA IO, 1.625%, 02/15/2046	13,532,599	782,621
Series 2014-C18, Class 300D, 5.279%, 08/15/2031	235,000	245,097
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM, 5.920%, 04/15/2049 (P)	32,158	32,548
Series 2011-C3, Class XA IO, 0.924%, 07/15/2049 (S)	11,872,778	293,218
Series 2012-C4, Class AS, 3.773%, 03/15/2045	2,371,500	2,478,002
Series 2014-150E, Class D, 4.438%, 09/09/2032 (P)(S)	690,000	697,536
Series 2015, Class XLF1 C, 3.339%, 08/14/2031 (P)(S)	405,000	405,521

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2005-IQ9, Class X1 IO, 1.170%, 07/15/2056 (S)	$4,741,403	$22,959
Series 2005-T17, Class X1 IO, 0.941%, 12/13/2041 (S)	1,687,810	18,364
MortgageIT Trust, Series 2005-2, Class 1A2 1.876%, 05/25/2035 (P)	140,644	134,515
MSCG Trust, Series 2016-SNR, Class D 6.550%, 11/15/2034 (S)	545,000	536,633
Multi Security Asset Trust, Series 2005-RR4A, Class F 5.880%, 11/28/2035 (P)(S)	368,935	361,003
Olympic Tower Mortgage Trust, Series 2017-OT, Class D 4.076%, 05/10/2039 (P)(S)	445,000	445,138
One Market Plaza Trust, Series 2017-1MKT, Class D 4.146%, 02/10/2032 (S)	260,000	265,671
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2, 1.666%, 04/25/2035 (P)	330,000	312,465
Series 2005-3, Class APT, 1.506%, 07/25/2035 (P)	243,412	240,407
Residential Accredit Loans, Inc., Series 2005-QO4, Class XIO IO 1.996%, 12/25/2045	3,662,631	368,282
Sequoia Mortgage Trust, Series 2005-3, Class A1 1.412%, 05/20/2035 (P)	117,466	108,960
Structured Asset Securities Corp., Series 1998-RF2, Class A 5.533%, 07/15/2027 (P)(S)	87,647	85,602
TMSQ Mortgage Trust, Series 2011-1500, Class D 3.963%, 10/10/2036 (P)(S)	435,000	423,741
UBS Commercial Mortgage Trust, Series 2012-C1, Class B 4.822%, 05/10/2045	220,000	240,032
UBS-Barclays Commercial Mortgage Trust, Series 2012- C2, Class XA IO 1.543%, 05/10/2063 (S)	10,121,751	546,168
VNDO Mortgage Trust, Series 2013-PENN, Class D 4.079%, 12/13/2029 (P)(S)	554,000	568,250
VNDO Trust, Series 2016-350P, Class D 4.033%, 01/10/2035 (P)(S)	535,000	525,800
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (P)	304,206	308,100

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2005-C17, Class XC IO, 0.464%, 03/15/2042 (S)	$657,096	$3,914
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A2, 1.616%, 06/25/2044 (P)	647,870	634,324
Series 2005-AR19, Class A1A2, 1.506%, 12/25/2045 (P)	261,748	251,054
Series 2005-AR2, Class 2A1B, 1.586%, 01/25/2045 (P)	1,032,690	969,234
Series 2005-AR2, Class 2A3, 1.566%, 01/25/2045 (P)	150,997	147,133
Series 2005-AR8, Class 2AB2, 1.636%, 07/25/2045 (P)	994,405	969,496
Series 2005-AR8, Class 2AB3, 1.576%, 07/25/2045 (P)	586,282	568,315
Washington Mutual Mortgage Pass Through Certificates, Series 2005-1, Class 6A1 6.500%, 03/25/2035	304,187	294,864
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C, 2.800%, 03/18/2028 (P)(S)	550,000	546,056
Series 2013-BTC, Class E, 3.668%, 04/16/2035 (P)(S)	405,000	368,006
Series 2015-LC22, Class B, 4.692%, 09/15/2058 (P)	410,000	439,367
Series 2017-RB1, Class C, 4.311%, 03/15/2050	320,000	325,701
Wells Fargo Mortgage Backed Securities Trust, Series 2005- AR3, Class 1A2 3.312%, 03/25/2035 (P)	310,753	310,156
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.537%, 03/15/2044 (S)	16,808,761	623,008
Series 2012-C10, Class XA IO, 1.794%, 12/15/2045 (S)	6,972,311	464,898
Series 2012-C9, Class XA IO, 2.233%, 11/15/2045 (S)	11,306,125	834,462
Series 2013-C15, Class B, 4.629%, 08/15/2046 (P)	125,000	132,837
Series 2013-C16, Class B, 5.147%, 09/15/2046 (P)	175,000	190,670
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D 3.698%, 11/15/2029 (P)(S)	84,360	84,572
		73,985,180
U.S. Government Agency - 3.1%
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M1, 2.666%, 11/25/2023 (P)	156,455	157,154
Series 2015-DNA1, Class M2, 3.066%, 10/25/2027 (P)	350,000	358,987
Series 2016-HQA2, Class M2, 3.466%, 11/25/2028 (P)	250,000	256,903

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 290, Class IO, 3.500%, 11/15/2032	$2,640,825	$421,075
Series 3387, Class SB IO, 5.261%, 11/15/2037	1,962,256	342,533
Series 3632, Class AP, 3.000%, 02/15/2040	1,837,937	1,884,385
Series 3830, Class NI IO, 4.500%, 01/15/2036	1,694,309	73,236
Series K005, Class AX IO, 1.541%, 11/25/2019	13,052,573	375,247
Series K011, Class X1 IO, 0.408%, 11/25/2020	51,233,601	406,759
Series K014, Class X1 IO, 1.367%, 04/25/2021	9,667,312	374,488
Series K015, Class X1 IO, 1.772%, 07/25/2021	7,764,226	423,004
Series K018, Class X1 IO, 1.528%, 01/25/2022	1,957,079	98,674
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	1,008,250
Series K021, Class X1 IO, 1.606%, 06/25/2022	11,602,443	700,398
Series K022, Class X1 IO, 1.386%, 07/25/2022	8,887,419	461,750
Series K026, Class X1 IO, 1.146%, 11/25/2022	10,793,651	485,834
Series K705, Class X1 IO, 1.855%, 09/25/2018	14,876,312	243,057
Series K707, Class X1 IO, 1.658%, 12/25/2018	10,920,112	184,962
Series K710, Class X1 IO, 1.872%, 05/25/2019	4,990,659	127,410
Series KAIV, Class X1 IO, 1.309%, 06/25/2021	24,449,082	966,682
Series KS01, Class X1 IO, 1.476%, 01/25/2023	6,967,985	359,452
Series T-41, Class 3A, 5.662%, 07/25/2032 (P)	72,066	78,483
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	13,330	15,154
Series 2010-15, Class KA, 4.000%, 03/25/2039	476,925	490,978
Series 2011-41, Class KA, 4.000%, 01/25/2041	590,745	616,972
Series 2011-86, Class NA, 4.000%, 01/25/2041	1,050,871	1,089,253
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	2,815,904	446,859
Series 2012-21, Class PA, 2.000%, 03/25/2041	4,320,291	4,288,221
Series 2012-38, Class PA, 2.000%, 09/25/2041	1,330,034	1,305,446
Series 2012-M5, Class X IO, 0.696%, 02/25/2022	18,458,099	405,955

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2002-W3, Class A5, 7.500%, 11/25/2041	$93,299	$110,103
Government National Mortgage Association
Series 2008-90, Class IO, 1.475%, 12/16/2050	3,831,648	592,997
Series 2010-147, Class SA IO, 4.958%, 05/20/2040	2,657,312	305,877
Series 2010-85, Class SB IO, 5.428%, 03/16/2040	2,669,699	404,622
Series 2012-114, Class IO, 0.816%, 01/16/2053	908,222	49,806
Series 2012-120, Class IO, 0.794%, 02/16/2053	10,674,727	516,674
Series 2012-70, Class IO, 0.531%, 08/16/2052	7,330,439	192,510
Series 2016-142, Class IO, 0.998%, 09/16/2058	2,092,292	175,717
Series 2016-162, Class IO, 0.996%, 09/16/2058	4,618,065	376,505
Series 2016-174, Class IO, 0.901%, 11/16/2056	2,959,445	244,373
Series 2016-87, Class IO, 1.007%, 08/16/2058	2,914,185	221,418
Series 2017-20, Class IO, 0.750%, 12/16/2058	5,656,413	394,880
Series 2017-22, Class IO, 1.047%, 12/16/2057	1,989,755	192,957
Series 2017-3, Class IO, 0.907%, 09/16/2058	5,252,109	409,375
Series 2017-46, Class IO, 0.619%, 11/16/2057	4,231,772	286,580
Series 2017-61, Class IO, 0.766%, 05/16/2059	2,550,749	218,722
		23,140,677
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $96,044,819)		$97,125,857

ASSET BACKED SECURITIES - 8.6%
Aegis Asset Backed Securities Trust, Series 2005-4, Class M1 1.666%, 10/25/2035 (P)	550,000	544,760
American Express Credit Account Master Trust, Series 2017-1, Class A 1.930%, 09/15/2022	1,340,000	1,342,944
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1, 1.626%, 01/25/2036 (P)	900,000	892,297
Series 2005-R3, Class M2, 1.686%, 05/25/2035 (P)	285,000	282,550
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A6 6.510%, 08/25/2027	980	1,026

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Applebee’s Funding LLC, Series 2014-1, Class A2 4.277%, 09/05/2044 (S)	$765,000	$752,971
Arby’s Funding LLC, Series 2015- 1A, Class A2 4.969%, 10/30/2045 (S)	645,175	661,743
Argent Securities, Inc.
Series 2003-W10, Class M1, 2.296%, 01/25/2034 (P)	146,959	143,571
Series 2004-W6, Class M1, 2.041%, 05/25/2034 (P)	77,096	74,849
ARL First LLC, Series 2012-1A, Class A2 3.810%, 12/15/2042 (S)	900,000	893,326
BA Credit Card Trust
Series 2016-A1, Class A, 1.549%, 10/15/2021 (P)	2,175,000	2,186,607
Series 2017-A1, Class A1, 1.950%, 08/15/2022	1,735,000	1,740,734
Bank of the West Auto Trust, Series 2015-1, Class A4 1.660%, 09/15/2020 (S)	325,000	324,792
Battalion CLO, Ltd.
Series 2007-1A, Class D, 3.308%, 07/14/2022 (P)(S)	400,000	401,301
Series 2007-1A, Class E, 5.408%, 07/14/2022 (P)(S)	200,000	200,783
BMW Vehicle Owner Trust, Series 2016-A, Class A4 1.370%, 12/27/2022	235,000	231,971
Business Loan Express SBA Loan Trust, Series 2005-1A, Class A 1.516%, 06/27/2033 (P)(S)	488,974	440,076
Cabela’s Credit Card Master Note Trust,
Series 2016-1, Class A1 1.780%, 06/15/2022	1,325,000	1,322,906
California Republic Auto Receivables Trust
Series 2015-2, Class A4, 1.750%, 01/15/2021	595,000	595,159
Series 2016-2, Class A4, 1.830%, 12/15/2021	345,000	344,489
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3, 1.340%, 04/15/2022	775,000	769,137
Series 2017-A1, Class A1, 2.000%, 01/17/2023	1,490,000	1,496,109
CarMax Auto Owner Trust
Series 2015-2, Class A4, 1.800%, 03/15/2021	145,000	145,091
Series 2016-1, Class A4, 1.880%, 06/15/2021	205,000	205,001
Series 2016-2, Class A4, 1.680%, 09/15/2021	235,000	233,277
Centex Home Equity, Series 2005-A, Class M4 2.416%, 01/25/2035 (P)	156,736	122,865

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2016-A2, Class A, 1.370%, 06/15/2021	$730,000	$725,316
Series 2016-A5, Class A5, 1.270%, 07/15/2021	1,680,000	1,664,688
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4 1.870%, 02/15/2022 (S)	345,000	342,958
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.750%, 11/19/2021	1,430,000	1,428,732
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 4.474%, 03/20/2043 (S)	1,021,441	1,019,403
CNH Equipment Trust, Series 2016-B, Class A3 1.630%, 08/15/2021	200,000	199,633
Coinstar Funding LLC, Series 2017-1A, Class A2 5.216%, 04/25/2047 (S)	525,000	533,376
Conseco Financial Corp., Series 1996-10, Class M1 7.240%, 11/15/2028 (P)	422,120	446,829
ContiMortgage Home Equity Loan Trust, Series 1995-2, Class A5 8.100%, 08/15/2025	7,572	5,515
Countrywide Asset-Backed Certificates Trust, Series 2004- 10, Class AF5B 4.959%, 02/25/2035 (P)	124,562	124,672
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1, 1.636%, 07/25/2035 (P)	79,079	78,992
Series 2006-MH1, Class B1, 6.250%, 10/25/2036 (P)(S)	2,560,000	2,643,344
Cronos Containers Program, Ltd., Series 2013-1A, Class A 3.080%, 04/18/2028 (S)	1,050,000	1,041,728
CSMC Trust, Series 2006-CF2, Class M1 1.686%, 05/25/2036 (P)(S)	79,263	79,109
DB Master Finance LLC, Series 2015-1A, Class A2II 3.980%, 02/20/2045 (S)	659,813	676,532
Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.640%, 07/15/2021	1,625,000	1,624,765
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23, 4.118%, 07/25/2047 (S)	795,000	794,503
Series 2017-1A, Class A2II, 3.082%, 07/25/2047 (S)	1,000,000	995,156
Driven Brands Funding LLC, Series 2015-1A, Class A2 5.216%, 07/20/2045 (S)	374,300	372,399
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M3 2.191%, 12/25/2034 (P)	243,648	238,718

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Equity One ABS, Inc.
Series 2004-1, Class M2, 5.615%, 04/25/2034 (P)	$117,938	$116,067
Series 2004-1, Class M3, 5.760%, 04/25/2034 (P)	303,746	273,519
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I 3.857%, 04/30/2047 (S)	200,000	202,746
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.410%, 11/15/2025 (S)	305,000	305,853
Series 2015-B, Class A4, 1.580%, 08/15/2020	370,000	369,718
Series 2016-B, Class A4, 1.520%, 08/15/2021	270,000	268,409
Series 2016-C, Class A4, 1.400%, 02/15/2022	563,000	556,389
Series 2017-B, Class A4, 1.870%, 09/15/2022	172,000	171,568
FRS I LLC, Series 2013-1A, Class B 3.960%, 04/15/2043 (S)	897,117	898,887
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1 1.650%, 05/15/2020 (S)	360,000	359,993
GSAA Home Equity Trust, Series 2005-11, Class 3A1 1.486%, 10/25/2035 (P)	209,891	206,192
GSAA Trust, Series 2005-10, Class M3 1.766%, 06/25/2035 (P)	206,518	204,758
GSRPM Mortgage Loan Trust, Series 2006-1, Class A1 1.516%, 03/25/2035 (P)(S)	683,879	677,162
Hertz Vehicle Financing LLC, Series 2016-3A, Class A 2.270%, 07/25/2020 (S)	430,000	426,458
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/2028 (S)	337,618	337,748
Home Equity Asset Trust
Series 2005-1, Class M4, 2.236%, 05/25/2035 (P)	225,073	225,792
Series 2005-3, Class M4, 1.856%, 08/25/2035 (P)	230,000	219,320
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4, 1.620%, 08/15/2022	800,000	797,518
Series 2016-4, Class A4, 1.360%, 01/18/2023	405,000	400,877
Series 2017-1, Class A3, 1.720%, 07/21/2021	895,000	895,582
Series 2017-2, Class A4, 1.870%, 09/15/2023	185,000	184,448
Huntington Auto Trust, Series 2016-1, Class A4 1.930%, 04/15/2022	830,000	830,672

The accompanying notes are an integral part of the financial statements.

20

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Series 2017-A, Class A3 1.760%, 08/16/2021	$715,000	$715,190
InSite Issuer LLC
Series 2016-1A, Class A, 2.883%, 11/15/2046 (S)	750,000	742,010
Series 2016-1A, Class B, 4.557%, 11/15/2046 (S)	500,000	492,576
John Deere Owner Trust, Series 2015-A, Class A4 1.650%, 12/15/2021	235,000	235,115
Long Beach Mortgage Loan Trust, Series 2004-1, Class M3 2.266%, 02/25/2034 (P)	89,348	88,324
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A, 1.736%, 06/25/2035 (P)	206,327	200,004
Series 2005-WMC1, Class M1, 1.966%, 09/25/2035 (P)	159,378	149,280
Miramax LLC, Series 2014-1A, Class A2 3.340%, 07/20/2026 (S)	311,740	310,380
MVW Owner Trust
Series 2014-1A, Class A, 2.250%, 09/22/2031 (S)	141,467	140,501
Series 2015-1A, Class A, 2.520%, 12/20/2032 (S)	98,310	97,828
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4 1.496%, 09/25/2036 (P)	228,739	225,953
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 1.891%, 03/25/2035 (P)	445,000	422,182
Series 2005-2, Class M2, 1.891%, 06/25/2035 (P)	550,000	541,659
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4, 1.540%, 10/17/2022	150,000	148,952
Series 2017-A, Class A3, 1.740%, 08/16/2021	450,000	450,484
Option One Mortgage Loan Trust, Series 2004-1, Class M1 2.116%, 01/25/2034 (P)	393,063	372,453
RAAC Series Trust, Series 2006- SP4, Class M1 1.556%, 11/25/2036 (P)	245,000	235,133
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4 4.934%, 08/25/2035 (P)	361,817	368,941
Saxon Asset Securities Trust, Series 2006-2, Class A3C 1.366%, 09/25/2036 (P)	383,672	373,747
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class A 2.050%, 06/20/2031 (P)(S)	55,343	55,260

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sonic Capital LLC, Series 2016- 1A, Class A2 4.472%, 05/20/2046 (S)	$213,746	$213,421
Soundview Home Loan Trust, Series 2005-CTX1, Class M2 1.656%, 11/25/2035 (P)	200,000	198,570
Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2D 1.516%, 12/25/2036 (P)	332,242	330,812
Structured Asset Investment Loan Trust, Series 2005-2, Class M2 1.951%, 03/25/2035 (P)	497,893	477,805
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1 1.646%, 09/25/2035 (P)	173,690	172,884
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4 1.780%, 01/15/2021 (S)	350,000	350,211
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.040%, 03/15/2022	570,000	572,423
Taco Bell Funding LLC
Series 2016-1A, Class A2I, 3.832%, 05/25/2046 (S)	382,113	390,637
Series 2016-1A, Class A2II, 4.377%, 05/25/2046 (S)	694,750	723,040
TAL Advantage V LLC, Series 2014-1A, Class A 3.510%, 02/22/2039 (S)	596,667	595,876
Towd Point Mortgage Trust
Series 2015-2, Class 1M2, 3.490%, 11/25/2060 (P)(S)	410,000	428,022
Series 2016-5, Class A1, 2.500%, 10/25/2056 (P)(S)	482,232	482,685
Series 2017-1, Class A1, 2.750%, 10/25/2056 (P)(S)	266,840	268,880
Series 2017-2, Class A1, 2.750%, 04/25/2057 (P)(S)	211,559	213,570
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4, 1.740%, 09/15/2020	500,000	501,236
Series 2016-B, Class A4, 1.520%, 08/16/2021	215,000	214,001
Series 2016-C, Class A4, 1.320%, 11/15/2021	390,000	386,197
Series 2017-A, Class A3, 1.730%, 02/16/2021	680,000	680,858
Series 2017-B, Class A3, 1.760%, 07/15/2021	830,000	830,545
VB-S1 Issuer LLC
Series 2016-1A, Class D, 4.459%, 06/15/2046 (S)	500,000	497,785
Series 2016-1A, Class F, 6.901%, 06/15/2046 (S)	250,000	258,511
Verizon Owner Trust
Series 2016-1A, Class A, 1.420%, 01/20/2021 (S)	2,030,000	2,019,947

The accompanying notes are an integral part of the financial statements.

21

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2016-2A, Class A, 1.680%, 05/20/2021 (S)	$670,000	$668,188
Series 2017-1A, Class A, 2.060%, 09/20/2021 (S)	850,000	853,086
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 06/15/2045 (S)	1,208,475	1,218,844
Series 2015-1A, Class A2II, 4.080%, 06/15/2045 (S)	589,500	604,314
Westgate Resorts LLC
Series 2014-1A, Class A, 2.150%, 12/20/2026 (S)	485,515	483,558
Series 2014-1A, Class B, 3.250%, 12/20/2026 (S)	313,411	313,419
Series 2015-1A, Class A, 2.750%, 05/20/2027 (S)	251,816	252,376
Series 2015-2A, Class B, 4.000%, 07/20/2028 (S)	580,253	581,483
Series 2016-1A, Class A, 3.500%, 12/20/2028 (S)	273,045	274,285
Series 2017-1A, Class A, 3.050%, 12/20/2030 (S)	405,645	406,667
World Omni Auto Receivables Trust, Series 2016-A, Class A3 1.770%, 09/15/2021	885,000	885,044
TOTAL ASSET BACKED SECURITIES (Cost $63,470,927)		$64,031,531

PREFERRED SECURITIES - 0.3%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc., 6.250% (S)	2,216	203,734
Financials - 0.2%
GMAC Capital Trust I, 6.967% (P)	18,517	485,145
Regions Financial Corp., 6.375%	8,726	222,784
The Goldman Sachs Group, Inc. (5.500% to 05/10/2023, then 3 month LIBOR + 3.640%)	8,044	226,439
Wells Fargo & Company, Series L, 7.500%	139	182,244
		1,116,612
Industrials - 0.0%
Glasstech, Inc., Series A (I)	1	452
Utilities - 0.1%
Dominion Energy, Inc., 6.750%	13,493	678,968
DTE Energy Company, 6.500%	6,310	346,104
		1,025,072
TOTAL PREFERRED SECURITIES (Cost $2,286,113)		$2,345,870

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral Trust, 1.1508% (W)(Y)	589,404	5,897,522
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,897,753)		$5,897,522

Active Bond Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 10.3%
U.S. Government Agency - 0.7%
Federal Home Loan Bank Discount Note 0.456%, 07/03/2017 *	$5,564,000	$5,564,000
Money market funds - 9.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	70,529,941	70,529,941
Repurchase agreement - 0.1%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $806,023 on 07/03/2017, collateralized by $840,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $826,866, including interest)	$806,000	806,000
Barclays Tri-Party Repurchase Agreement dated 06/30/2017 at 1.050% to be repurchased at $280,025 on 07/03/2017, collateralized by $284,500 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $285,483 including interest)	280,000	280,000
		1,086,000
TOTAL SHORT-TERM INVESTMENTS (Cost $77,179,765)		$77,179,941
Total Investments (Active Bond Trust) (Cost $803,724,505) - 110.4%		$823,920,058
Other assets and liabilities, net - (10.4%)		(77,798,598)
TOTAL NET ASSETS - 100.0%		$746,121,460
SALE COMMITMENTS OUTSTANDING - (3.7)%
U.S. Government Agency - (3.7)%
Federal National Mortgage Association 3.000%,TBA(C)	$(27,250,000)	$(27,495,141)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(27,487,373))		$(27,495,141)

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate

The accompanying notes are an integral part of the financial statements.

22

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $134,342,939 or 18.0% of the fund’s net assets as of 6-30-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

23

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.1%
U.S. Government - 19.6%
Treasury Inflation Protected Securities 0.375%, 07/15/2025 to 01/15/2027	$146,845,423	$145,206,691
U.S. Treasury Bonds
2.750%, 11/15/2042	283,305,000	280,316,982
3.000%, 02/15/2047	445,253,000	460,106,196
3.125%, 11/15/2041	42,755,000	45,326,970
U.S. Treasury Notes
0.875%, 09/15/2019	136,802,000	135,193,482
1.375%, 01/15/2020 to 02/15/2020	154,155,000	153,699,538
1.500%, 05/15/2020	76,905,000	76,814,867
1.625%, 03/15/2020	56,130,000	56,303,217
1.750%, 01/31/2023	64,090,000	63,283,876
2.375%, 05/15/2027	400,904,000	403,487,826
		1,819,739,645
U.S. Government Agency - 19.5%
Federal Home Loan Bank 1.125%, 04/25/2018	16,000,000	15,982,352
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	12,500,000	12,761,450
3.000%, 02/01/2043 to 05/01/2046	117,822,721	118,242,967
3.500%, 01/01/2029 to 02/01/2045	118,322,588	122,467,188
4.000%, 09/01/2041 to 11/01/2043	47,025,703	49,872,818
4.500%, 08/01/2040 to 10/01/2041	62,039,480	66,851,883
5.000%, 09/01/2040 to 03/01/2041	14,424,474	15,783,819
5.500%, 05/01/2039	3,868,915	4,298,111
Federal National Mortgage Association
2.625%, 09/06/2024 (L)	8,300,000	8,516,273
3.000%, 09/01/2027 to 04/01/2043	106,673,132	107,176,982
3.500%, 02/01/2026 to 04/01/2045	354,409,382	366,641,675
4.000%, 05/01/2025 to 06/01/2044	454,046,503	482,738,384
4.500%, 01/01/2027 to 05/01/2042	244,109,796	263,208,661
5.000%, 02/01/2033 to 12/01/2041	101,203,095	111,033,414
5.500%, 10/01/2035 to 03/01/2041	24,279,398	27,076,879
6.500%, 01/01/2039	9,298,061	10,692,278
Government National Mortgage Association
3.500%, 04/20/2046	12,487,956	12,946,398

Bond Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.000%, 10/15/2039 to 11/15/2041	$10,815,823	$11,501,080
		1,807,792,612
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,544,102,222)		$3,627,532,257

CORPORATE BONDS - 41.1%
Consumer discretionary - 3.6%
American Honda Finance Corp. 2.000%, 02/14/2020	18,795,000	18,834,902
BMW US Capital LLC 2.150%, 04/06/2020(S)	13,545,000	13,611,736
Charter Communications Operating LLC 6.484%, 10/23/2045	20,563,000	24,710,639
Daimler Finance North America LLC 2.200%, 05/05/2020(S)	8,350,000	8,349,324
Expedia, Inc. 5.000%, 02/15/2026	23,905,000	26,177,314
Ford Motor Company 4.750%, 01/15/2043	7,336,000	7,090,281
Ford Motor Credit Company LLC
2.375%, 03/12/2019	8,945,000	8,985,825
2.551%, 10/05/2018	11,390,000	11,465,254
5.875%, 08/02/2021	32,919,000	36,705,705
General Motors Company 4.875%, 10/02/2023	17,272,000	18,507,449
General Motors Financial Company, Inc.
4.000%, 01/15/2025	18,400,000	18,479,801
4.300%, 07/13/2025	15,119,000	15,421,985
Lear Corp. 5.250%, 01/15/2025	10,975,000	11,613,207
Myriad International Holdings BV
4.850%, 07/06/2027 (S)	3,610,000	3,619,025
5.500%, 07/21/2025 (S)	8,425,000	9,010,538
Newell Brands, Inc. 2.150%, 10/15/2018	6,010,000	6,025,368
Omnicom Group, Inc. 3.600%, 04/15/2026	9,565,000	9,624,791
QVC, Inc.
4.375%, 03/15/2023	12,905,000	13,051,033
5.125%, 07/02/2022	9,060,000	9,578,114
5.450%, 08/15/2034	11,775,000	11,222,882
Seminole Tribe of Florida, Inc. 6.535%, 10/01/2020(S)	100,000	102,000
Sirius XM Radio, Inc. 5.250%, 08/15/2022(S)	26,481,000	27,189,632
Time Warner Cable LLC 8.250%, 04/01/2019	15,105,000	16,663,685
Time Warner, Inc. 3.800%, 02/15/2027	12,790,000	12,877,803
		338,918,293

The accompanying notes are an integral part of the financial statements.

24

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples - 2.0%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/2046	$30,160,000	$34,087,797
Bunge, Ltd. Finance Corp. 8.500%, 06/15/2019	9,463,000	10,584,044
CVS Health Corp.
2.875%, 06/01/2026	14,490,000	14,043,520
5.125%, 07/20/2045	17,015,000	19,532,710
Kraft Heinz Foods Company
2.000%, 07/02/2018	18,065,000	18,110,921
4.875%, 02/15/2025 (S)	8,105,000	8,687,142
5.200%, 07/15/2045	12,980,000	14,074,759
Molson Coors Brewing Company
1.450%, 07/15/2019	12,018,000	11,872,053
3.000%, 07/15/2026	14,385,000	13,837,579
Mondelez International Holdings Netherlands BV 1.625%, 10/28/2019(S)	13,955,000	13,824,535
Pernod Ricard SA 5.750%, 04/07/2021(S)	11,632,000	12,952,092
Whole Foods Market, Inc. 5.200%, 12/03/2025	11,036,000	12,755,431
		184,362,583
Energy - 4.8%
Anadarko Petroleum Corp. 8.700%, 03/15/2019	14,675,000	16,185,762
Boardwalk Pipelines LP 4.450%, 07/15/2027	4,634,000	4,744,896
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026(S)	7,627,000	7,568,775
Columbia Pipeline Group, Inc. 4.500%, 06/01/2025	17,965,000	19,125,180
Enbridge Energy Partners LP 4.375%, 10/15/2020	13,412,000	14,115,312
Enbridge, Inc. 4.250%, 12/01/2026	13,420,000	14,009,272
Energy Transfer LP
2.500%, 06/15/2018	7,425,000	7,461,494
4.200%, 04/15/2027	4,472,000	4,454,277
5.150%, 03/15/2045	12,840,000	12,490,970
9.700%, 03/15/2019	10,360,000	11,602,941
EnLink Midstream Partners LP
4.150%, 06/01/2025	6,725,000	6,641,610
4.850%, 07/15/2026	10,678,000	11,110,641
Enterprise Products Operating LLC
4.877%, 08/01/2066 (P)	10,930,000	10,970,988
6.500%, 01/31/2019	16,515,000	17,616,435
6.650%, 04/15/2018	6,845,000	7,094,706
Kerr-McGee Corp. 6.950%, 07/01/2024	12,690,000	14,883,631
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	7,325,000	9,199,555
Kinder Morgan, Inc.
4.300%, 06/01/2025	8,900,000	9,253,935
5.550%, 06/01/2045	17,860,000	18,950,746

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Lukoil International Finance BV 3.416%, 04/24/2018(S)	$18,780,000	$18,908,643
Northwest Pipeline LLC 6.050%, 06/15/2018	23,354,000	24,239,047
Occidental Petroleum Corp. 3.400%, 04/15/2026	8,286,000	8,361,742
ONEOK Partners LP
3.200%, 09/15/2018	10,580,000	10,704,072
5.000%, 09/15/2023	5,575,000	6,022,695
Petroleos Mexicanos
4.875%, 01/24/2022	11,060,000	11,375,210
5.375%, 03/13/2022 (S)	2,835,000	2,984,546
Regency Energy Partners LP 5.500%, 04/15/2023	17,505,000	18,117,675
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)	8,848,000	8,940,223
5.000%, 03/15/2027	8,336,000	8,874,306
5.750%, 05/15/2024	5,958,000	6,634,793
Shell International Finance BV 4.375%, 05/11/2045	26,885,000	28,176,582
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	15,801,000	15,505,363
4.400%, 04/01/2021	13,841,000	14,541,950
Williams Partners LP
3.750%, 06/15/2027	11,955,000	11,834,637
4.875%, 05/15/2023 to 03/15/2024	35,190,000	36,770,370
		449,472,980
Financials - 15.7%
ABN AMRO Bank NV 2.100%, 01/18/2019(S)	7,030,000	7,040,988
Aquarius & Investments PLC (6.375% to 09/01/2019, then 5 Year U.S. Swap Rate + 5.210%) 09/01/2024	13,270,000	14,132,550
Ares Capital Corp. 3.875%, 01/15/2020	15,750,000	16,057,960
Australia & New Zealand Banking Group, Ltd. 2.125%, 08/19/2020	16,410,000	16,406,127
Australia & New Zealand Banking Group, Ltd. (6.750% to 06/15/2026, then 5 Year U.S. ISDAFIX + 5.168%) 06/15/2026(L)(Q)(S)	5,540,000	6,125,279
AXA SA 8.600%, 12/15/2030	2,020,000	2,848,200
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR + 2.256%) 12/14/2036(Q)(S)	7,350,000	8,277,938
Bank of America Corp.
3.950%, 04/21/2025	12,530,000	12,697,037
4.200%, 08/26/2024	6,250,000	6,484,063
4.250%, 10/22/2026	12,580,000	12,955,903
4.450%, 03/03/2026	19,315,000	20,103,883
6.875%, 04/25/2018	19,066,000	19,840,785

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of Montreal 2.100%, 12/12/2019	$28,170,000	$28,231,523
Barclays Bank PLC
6.050%, 12/04/2017 (S)	18,450,000	18,766,842
10.179%, 06/12/2021 (S)	17,215,000	21,559,429
Barclays PLC 4.375%, 01/12/2026	11,935,000	12,401,849
BPCE SA
4.500%, 03/15/2025 (S)	17,505,000	17,995,123
5.700%, 10/22/2023 (S)	15,445,000	17,185,652
Branch Banking & Trust Company 2.100%, 01/15/2020	23,890,000	23,978,895
Brighthouse Financial, Inc. 3.700%, 06/22/2027(S)	20,125,000	19,816,222
Capital One Bank USA NA 2.300%, 06/05/2019	24,797,000	24,820,582
Capital One Financial Corp.
2.450%, 04/24/2019	9,940,000	9,993,507
3.750%, 07/28/2026	18,020,000	17,586,187
4.200%, 10/29/2025	16,300,000	16,437,474
Capital One NA 2.350%, 08/17/2018	12,840,000	12,891,938
Citigroup, Inc.
2.350%, 08/02/2021	15,485,000	15,342,894
2.750%, 04/25/2022	20,835,000	20,836,000
4.600%, 03/09/2026	15,725,000	16,502,444
Citizens Bank NA 2.200%, 05/26/2020	14,580,000	14,553,873
Cooperatieve Rabobank UA (11.000% to 06/30/2019, then 3 month LIBOR + 10.868%) 06/30/2019(Q)(S)	11,814,000	13,721,961
Credit Agricole SA 4.375%, 03/17/2025(S)	14,955,000	15,500,858
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S. Swap Rate + 6.283%) 09/19/2033(S)	13,025,000	13,855,344
Credit Suisse AG 2.300%, 05/28/2019	26,720,000	26,896,833
Discover Bank
2.600%, 11/13/2018	18,510,000	18,668,316
8.700%, 11/18/2019	16,975,000	19,181,258
Discover Financial Services
3.950%, 11/06/2024	23,580,000	23,947,117
5.200%, 04/27/2022	2,565,000	2,791,831
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust 6.125%, 11/30/2021(S)	4,731,445	4,879,066
FS Investment Corp.
4.000%, 07/15/2019	11,730,000	11,848,942
4.250%, 01/15/2020	9,740,000	9,936,543
HBOS PLC 6.750%, 05/21/2018(S)	31,463,000	32,725,893

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (6.375% to 09/17/2024, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024(Q)	$7,190,000	$7,531,525
HSBC Holdings PLC (6.875% to 06/01/2021, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021(Q)	11,750,000	12,690,000
ING Bank NV 5.800%, 09/25/2023(S)	18,415,000	20,791,290
Jefferies Group LLC
4.850%, 01/15/2027	14,403,000	15,045,748
8.500%, 07/15/2019	8,390,000	9,391,296
JPMorgan Chase & Co.
3.200%, 06/15/2026	13,615,000	13,456,589
4.625%, 05/10/2021	24,630,000	26,549,194
JPMorgan Chase & Co. (6.750% to 02/01/2024, then 3 month LIBOR + 3.780%) 02/01/2024(Q)	18,980,000	21,566,025
Leucadia National Corp. 5.500%, 10/18/2023	19,450,000	20,812,161
Lloyds Banking Group PLC 4.650%, 03/24/2026	31,040,000	32,346,412
M&T Bank Corp. (5.125% to 11/01/2026, then 3 month LIBOR + 3.520%) 11/01/2026(Q)	11,685,000	12,137,794
Macquarie Bank, Ltd. 4.875%, 06/10/2025(S)	14,730,000	15,514,667
Manufacturers & Traders Trust Company 1.842%, 12/01/2021(P)	23,610,000	23,285,363
MetLife, Inc.
6.400%, 12/15/2066	9,595,000	11,082,225
9.250%, 04/08/2068 (S)	7,610,000	11,338,900
Morgan Stanley
2.450%, 02/01/2019	9,355,000	9,417,781
3.875%, 01/27/2026	12,575,000	12,946,943
5.500%, 01/26/2020	15,440,000	16,653,816
7.300%, 05/13/2019	27,030,000	29,552,034
Nippon Life Insurance Company (5.100% to 10/16/2024, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044(S)	13,980,000	14,888,700
Prudential Financial, Inc. (5.200% to 03/15/2024, then 3 month LIBOR + 3.040%) 03/15/2044	10,820,000	11,469,200
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3 month LIBOR + 4.175%) 09/15/2042	19,760,000	22,016,592
S&P Global, Inc.
2.950%, 01/22/2027	9,390,000	9,040,194
4.000%, 06/15/2025	18,130,000	18,984,376

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
4.400%, 02/15/2026	$12,710,000	$13,664,991
Santander Holdings USA, Inc.
2.700%, 05/24/2019	22,735,000	22,903,694
3.450%, 08/27/2018	11,565,000	11,727,488
Santander UK Group Holdings PLC 4.750%, 09/15/2025(S)	11,030,000	11,425,470
Standard Chartered PLC 2.100%, 08/19/2019(S)	23,915,000	23,828,093
Stifel Financial Corp. 4.250%, 07/18/2024	11,940,000	12,156,878
Sumitomo Mitsui Banking Corp. 2.450%, 01/10/2019	20,362,000	20,538,335
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 03/06/2019(S)	18,935,000	18,935,511
SunTrust Bank 7.250%, 03/15/2018	10,935,000	11,345,227
Synovus Financial Corp. 7.875%, 02/15/2019	8,710,000	9,448,608
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (S)	14,660,000	15,029,857
6.850%, 12/16/2039 (S)	1,222,000	1,675,218
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	8,990,000	8,982,439
2.300%, 12/13/2019	30,020,000	30,098,262
3.850%, 01/26/2027	23,410,000	23,817,474
The Hartford Financial Services Group, Inc. (8.125% to 06/15/2018, then 3 month LIBOR + 4.603%) 06/15/2068	18,610,000	19,638,389
The PNC Financial Services Group, Inc. (4.850% to 06/01/2023, then 3 month LIBOR + 3.040%) 06/01/2023(Q)	12,182,000	12,395,185
The PNC Financial Services Group, Inc. (6.750% to 08/01/2021, then 3 month LIBOR + 3.678%) 08/01/2021(Q)	7,640,000	8,614,100
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	11,170,000	11,391,188
UBS AG 2.375%, 08/14/2019	24,940,000	25,168,101
US Bank NA 2.000%, 01/24/2020	14,210,000	14,270,279
Wells Fargo & Company 4.650%, 11/04/2044	9,180,000	9,655,111
Wells Fargo & Company (5.875% to 06/15/2025, then 3 month LIBOR + 3.990%) 06/15/2025(Q)	32,785,000	36,128,086
Wells Fargo & Company, Series K (7.980% to 03/15/2018, then 3 month LIBOR + 3.770%) 03/15/2018(Q)	12,598,000	13,130,266

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Westpac Banking Corp. 2.150%, 03/06/2020	$23,573,000	$23,617,435
		1,453,919,619
Health care - 2.4%
AbbVie, Inc. 3.600%, 05/14/2025	15,127,000	15,431,870
Allergan Funding SCS 3.800%, 03/15/2025	13,147,000	13,599,756
Amgen, Inc.
1.900%, 05/10/2019	21,095,000	21,115,568
4.400%, 05/01/2045	6,492,000	6,677,658
Baxalta, Inc. 2.000%, 06/22/2018	8,780,000	8,794,259
Becton, Dickinson and Company 2.133%, 06/06/2019	14,385,000	14,407,412
Cardinal Health, Inc. 1.948%, 06/14/2019	12,180,000	12,192,570
Medco Health Solutions, Inc. 7.125%, 03/15/2018	17,850,000	18,509,807
Medtronic, Inc. 4.625%, 03/15/2045	12,695,000	14,307,938
Mylan NV
2.500%, 06/07/2019	11,034,000	11,122,592
3.950%, 06/15/2026	16,257,000	16,473,836
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	16,710,000	16,633,151
3.200%, 09/23/2026	20,890,000	20,429,522
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	8,705,000	8,998,794
5.000%, 06/01/2026 (S)	10,538,000	10,933,175
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/2025	16,160,000	16,324,436
		225,952,344
Industrials - 3.9%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	14,145,000	15,031,637
5.000%, 10/01/2021	12,640,000	13,678,047
Air Lease Corp.
3.375%, 01/15/2019	5,570,000	5,673,775
3.625%, 04/01/2027	7,415,000	7,416,505
America West Airlines 2000-1 Pass Through Trust 8.057%, 01/02/2022	1,152,303	1,318,811
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 01/15/2027	6,175,671	6,422,697
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 07/15/2024	11,935,248	12,711,039
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 11/01/2028	17,096,836	17,182,320

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 07/15/2029	$13,767,762	$14,084,421
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 08/15/2030	6,340,000	6,561,900
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 08/15/2030	9,065,000	9,336,950
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024(S)	23,021,895	24,731,731
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/2021(S)	4,904,292	5,124,985
Continental Airlines 1997-4 Class A Pass Through Trust 6.900%, 07/02/2019	340,309	344,233
Continental Airlines 1998-1 Class A Pass Through Trust 6.648%, 03/15/2019	164,489	165,929
Continental Airlines 1999-1 Class A Pass Through Trust 6.545%, 08/02/2020	2,397,772	2,499,678
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 10/19/2023	11,874,691	13,062,160
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 07/02/2024	1,778,316	1,996,160
Delta Air Lines 2010-1 Class A Pass Through Trust 6.200%, 01/02/2020	1,566,905	1,627,622
Delta Air Lines 2011-1 Class A Pass Through Trust 5.300%, 10/15/2020	4,742,178	4,979,287
Delta Air Lines, Inc. 3.625%, 03/15/2022	16,125,000	16,551,944
General Electric Company 1.662%, 08/15/2036(P)	9,945,000	9,035,460
General Electric Company (5.000% to 01/21/2021, then 3 month LIBOR + 3.330%) 01/21/2021(Q)	22,403,000	23,778,544
International Lease Finance Corp.
5.875%, 04/01/2019	7,724,000	8,203,738
7.125%, 09/01/2018 (S)	9,685,000	10,250,323
Lockheed Martin Corp.
2.900%, 03/01/2025	18,547,000	18,455,897
4.700%, 05/15/2046	12,770,000	14,369,672
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/2021	864,389	957,310
Penske Truck Leasing Company LP 2.875%, 07/17/2018(S)	12,205,000	12,327,550

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Rockwell Collins, Inc. 1.950%, 07/15/2019	$9,290,000	$9,304,019
Textron, Inc. 7.250%, 10/01/2019	7,700,000	8,515,638
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 03/03/2028	15,648,599	16,196,300
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	6,003,386	6,183,487
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 01/07/2030	8,040,000	8,100,300
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	2,943,763	3,274,937
US Airways 2012-1 Class A Pass Through Trust 5.900%, 04/01/2026	9,205,612	10,310,285
Verisk Analytics, Inc. 4.000%, 06/15/2025	21,500,000	22,217,627
		361,982,918
Information technology - 2.8%
Activision Blizzard, Inc.
2.600%, 06/15/2022	6,180,000	6,160,873
3.400%, 09/15/2026	12,700,000	12,735,687
6.125%, 09/15/2023 (S)	12,235,000	13,202,789
Arrow Electronics, Inc. 3.875%, 01/12/2028	9,290,000	9,248,502
Autodesk, Inc. 3.500%, 06/15/2027	13,855,000	13,591,949
CA, Inc.
3.600%, 08/15/2022	12,085,000	12,219,204
4.700%, 03/15/2027	9,555,000	9,751,069
Dell International LLC
3.480%, 06/01/2019 (S)	23,135,000	23,676,706
6.020%, 06/15/2026 (S)	27,890,000	30,723,875
8.350%, 07/15/2046 (S)	8,680,000	11,214,768
DXC Technology Company 2.875%, 03/27/2020(S)	13,955,000	14,129,451
eBay, Inc. 2.150%, 06/05/2020	8,215,000	8,214,581
Electronic Arts, Inc. 4.800%, 03/01/2026	18,900,000	20,737,647
Keysight Technologies, Inc. 4.600%, 04/06/2027	8,680,000	9,119,017
Micron Technology, Inc. 7.500%, 09/15/2023	4,825,000	5,397,728
Microsoft Corp. 4.450%, 11/03/2045	18,355,000	20,452,921
Tech Data Corp. 4.950%, 02/15/2027	20,359,000	21,584,286
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	18,570,000	18,917,408
		261,078,461

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials - 0.3%
Braskem Finance, Ltd. 7.000%, 05/07/2020(S)	$17,090,000	$18,418,748
The Sherwin-Williams Company 2.250%, 05/15/2020	10,470,000	10,492,626
		28,911,374
Real estate - 2.1%
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,368,531
3.550%, 07/15/2027	19,510,000	19,290,200
4.700%, 03/15/2022	11,995,000	12,993,260
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	25,984,000	27,725,910
6.113%, 01/15/2040 (S)	19,877,000	21,369,327
EPR Properties 4.500%, 04/01/2025 to 06/01/2027	27,605,000	27,885,374
ERP Operating LP 3.375%, 06/01/2025	3,935,000	3,959,755
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	10,710,000	10,845,428
4.950%, 04/01/2024	10,275,000	10,759,250
5.250%, 01/15/2026	6,280,000	6,671,740
Ventas Realty LP
3.500%, 02/01/2025	20,000,000	19,872,120
3.750%, 05/01/2024	3,422,000	3,480,889
Welltower, Inc.
3.750%, 03/15/2023	4,928,000	5,112,815
4.125%, 04/01/2019	11,080,000	11,410,849
		193,745,448
Telecommunication services - 1.5%
AT&T, Inc.
4.750%, 05/15/2046	14,595,000	14,331,502
5.450%, 03/01/2047	26,080,000	28,113,119
CC Holdings GS V LLC 3.849%, 04/15/2023	13,135,000	13,806,737
SBA Tower Trust 3.598%, 04/09/2043(S)	10,620,000	10,623,405
Sprint Spectrum Company LLC 3.360%, 03/20/2023(S)	9,705,000	9,789,919
Verizon Communications, Inc.
4.400%, 11/01/2034	12,105,000	11,998,537
4.672%, 03/15/2055	9,855,000	9,226,133
4.862%, 08/21/2046	29,860,000	29,852,595
5.012%, 08/21/2054	10,386,000	10,236,047
		137,977,994
Utilities - 2.0%
Abengoa Transmision Sur SA 6.875%, 04/30/2043(S)	8,607,168	9,381,813
Broadcom Corp.
2.375%, 01/15/2020 (S)	17,225,000	17,248,891
3.875%, 01/15/2027 (S)	20,189,000	20,734,224
Dominion Energy, Inc. 2.579%, 07/01/2020	8,120,000	8,161,315
Electricite de France SA 3.625%, 10/13/2025(L)(S)	9,375,000	9,590,625

Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Electricite de France SA (5.250% to 01/29/2023, then 10 Year U.S. Swap Rate + 3.709%) 01/29/2023(Q)(S)	$19,320,000	$19,822,320
Emera US Finance LP 3.550%, 06/15/2026	7,110,000	7,127,164
Exelon Corp. 5.150%, 12/01/2020	11,220,000	12,100,579
Great Plains Energy, Inc. 3.900%, 04/01/2027	8,870,000	8,974,054
NextEra Energy Capital Holdings, Inc.
1.649%, 09/01/2018	9,415,000	9,386,774
2.300%, 04/01/2019	7,740,000	7,775,798
2.400%, 09/15/2019	13,602,000	13,695,568
3.550%, 05/01/2027	16,740,000	16,997,930
Southern California Edison Company (6.250% to 02/01/2022, then 3 month LIBOR + 4.199%) 02/01/2022(Q)	8,285,000	9,175,638
Southern Power Company 1.950%, 12/15/2019	15,825,000	15,766,764
		185,939,457
TOTAL CORPORATE BONDS (Cost $3,791,146,431)		$3,822,261,471

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
MetLife Capital Trust IV (7.875% to 12/15/2032, then 3 month LIBOR + 3.960%) 12/15/2037(S)	3,265,000	4,408,077
State Street Corp. 2.246%, 06/01/2077(P)	15,150,000	13,947,469
		18,355,546
TOTAL CAPITAL PREFERRED SECURITIES (Cost $15,999,950)		$18,355,546

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Commercial and residential - 0.3%
BBCMS Trust, Series 2015-SLP, Class C 3.159%, 02/15/2028 (P)(S)	8,055,000	7,976,523
CLNS Trust, Series 2017-IKPR, Class C 2.100%, 06/11/2032 (S)	5,505,000	5,515,280
Deutsche Bank Commercial Mortgage Trust, Series 2016- C3, Class C 3.636%, 09/10/2049 (P)	4,140,000	3,955,383
GS Mortgage Securities Trust, Series 2014-NEW, Class C 3.790%, 01/10/2031 (S)	5,175,000	5,131,754

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust, Series 2014- LC18, Class A2 2.954%, 12/15/2047	$4,810,000	$4,913,000
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D 3.698%, 11/15/2029 (P)(S)	2,149,168	2,154,571
		29,646,511
U.S. Government Agency - 1.7%
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2, 3.216%, 12/25/2028 (P)	5,210,000	5,340,131
Series 2016-HQA2, Class M2, 3.466%, 11/25/2028 (P)	5,905,000	6,068,057
Series K017, Class X1 IO, 1.508%, 12/25/2021	99,994,672	4,960,976
Series K018, Class X1 IO, 1.528%, 01/25/2022	111,076,575	5,600,392
Series K021, Class X1 IO, 1.606%, 06/25/2022	23,167,299	1,398,526
Series K022, Class X1 IO, 1.386%, 07/25/2022	334,897,449	17,399,764
Series K026, Class X1 IO, 1.146%, 11/25/2022	166,998,586	7,516,790
Series K038, Class X1 IO, 1.337%, 03/25/2024	246,122,361	15,864,974
Series K048, Class X1 IO, 0.379%, 06/25/2025	166,098,382	3,007,460
Series K707, Class X1 IO, 1.658%, 12/25/2018	116,891,296	1,979,870
Series K709, Class X1 IO, 1.643%, 03/25/2019	92,318,196	1,945,052
Series K710, Class X1 IO, 1.872%, 05/25/2019	123,672,641	3,157,313
Series K711, Class X1 IO, 1.810%, 07/25/2019	267,366,324	6,975,373
Government National Mortgage Association
Series 2012-114, Class IO, 0.816%, 01/16/2053	45,245,967	2,481,253
Series 2016-142, Class IO, 0.998%, 09/16/2058	51,077,695	4,289,658
Series 2016-162, Class IO, 0.996%, 09/16/2058	112,157,976	9,144,105
Series 2016-174, Class IO, 0.901%, 11/16/2056	72,191,022	5,961,087
Series 2016-87, Class IO, 1.007%, 08/16/2058	66,538,096	5,055,525
Series 2017-20, Class IO, 0.750%, 12/16/2058	139,398,438	9,731,544
Series 2017-22, Class IO, 1.047%, 12/16/2057	49,505,110	4,800,773
Series 2017-3, Class IO, 0.907%, 09/16/2058	129,677,905	10,107,718

Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-41, Class IO, 0.792%, 07/16/2058	$97,307,610	$7,211,019
Series 2017-46, Class IO, 0.619%, 11/16/2057	105,834,122	7,167,203
Series 2017-61, Class IO, 0.766%, 05/16/2059	63,159,747	5,415,835
		152,580,398
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $185,601,685)		$182,226,909

ASSET BACKED SECURITIES - 15.3%
Ally Auto Receivables Trust
Series 2014-2, Class A4, 1.840%, 01/15/2020	27,360,000	27,423,303
Series 2015-1, Class A4, 1.750%, 05/15/2020	18,525,000	18,548,379
Series 2017-3, Class A3, 1.740%, 09/15/2021	16,150,000	16,131,434
American Express Credit Account Master Trust, Series 2017-1, Class A 1.930%, 09/15/2022	33,165,000	33,237,860
BA Credit Card Trust, Series 2017-A1, Class A1 1.950%, 08/15/2022	43,335,000	43,478,218
Bank of the West Auto Trust, Series 2015-1, Class A4 1.660%, 09/15/2020 (S)	22,825,000	22,810,392
BMW Vehicle Owner Trust, Series 2016-A, Class A4 1.370%, 12/27/2022	10,405,000	10,270,903
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1, 2.170%, 08/16/2021 (S)	10,710,000	10,749,742
Series 2015-1A, Class A1, 2.260%, 03/15/2023	3,135,000	3,152,087
Series 2016-1, Class A1, 1.780%, 06/15/2022	32,782,500	32,730,700
California Republic Auto Receivables Trust
Series 2015-2, Class A4, 1.750%, 01/15/2021	22,285,000	22,290,957
Series 2016-2, Class A4, 1.830%, 12/15/2021	8,180,000	8,167,890
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3, 1.340%, 04/15/2022	28,125,000	27,912,220
Series 2017-A1, Class A1, 2.000%, 01/17/2023	37,195,000	37,347,496
CarMax Auto Owner Trust
Series 2015-2, Class A4, 1.800%, 03/15/2021	10,975,000	10,981,856
Series 2016-1, Class A4, 1.880%, 06/15/2021	10,260,000	10,260,048

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2016-2, Class A4, 1.680%, 09/15/2021	$11,525,000	$11,440,476
Chase Issuance Trust
Series 2014-A7, Class A, 1.380%, 11/15/2019	31,978,000	31,980,846
Series 2016-A2, Class A, 1.370%, 06/15/2021	24,205,000	24,049,674
Series 2016-A5, Class A5, 1.270%, 07/15/2021	49,755,000	49,301,528
Chrysler Capital Auto Receivables Trust
Series 2015-AA, Class A4, 1.550%, 02/18/2020 (S)	35,345,000	35,342,377
Series 2016-BA, Class A4, 1.870%, 02/15/2022 (S)	8,665,000	8,613,715
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.750%, 11/19/2021	34,755,000	34,724,190
CNH Equipment Trust
Series 2015-C, Class A3, 1.660%, 11/16/2020	31,405,000	31,417,430
Series 2016-B, Class A3, 1.630%, 08/15/2021	9,000,000	8,983,463
Coinstar Funding LLC, Series 2017-1A, Class A2 5.216%, 04/25/2047 (S)	13,045,000	13,253,129
DB Master Finance LLC, Series 2015-1A, Class A2II 3.980%, 02/20/2045 (S)	16,290,038	16,702,827
Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.640%, 07/15/2021	50,115,000	50,107,753
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 4.118%, 07/25/2047 (S)	19,780,000	19,767,638
Five Guys Holdings, Inc., Series 2017-1A, A2 4.600%, 07/25/2047 (S)	8,340,000	8,436,410
Ford Credit Auto Owner Trust
Series 2015-A, Class A4, 1.640%, 06/15/2020	13,420,000	13,427,672
Series 2015-B, Class A4, 1.580%, 08/15/2020	13,810,000	13,799,464
Series 2016-B, Class A4, 1.520%, 08/15/2021	6,335,000	6,297,664
Series 2016-C, Class A4, 1.400%, 02/15/2022	13,945,000	13,781,261
Series 2017-A, Class A3, 1.670%, 06/15/2021	8,055,000	8,048,980
Series 2017-B, Class A4, 1.870%, 09/15/2022	4,295,000	4,284,213
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1 1.650%, 05/15/2020 (S)	15,635,000	15,634,684
Hertz Vehicle Financing LLC, Series 2016-3A, Class A 2.270%, 07/25/2020 (S)	13,069,000	12,961,345
Honda Auto Receivables Owner Trust

Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2015-1, Class A4, 1.320%, 11/16/2020	$20,360,000	$20,330,537
Series 2015-2, Class A4, 1.470%, 08/23/2021	20,085,000	20,061,742
Series 2015-3, Class A4, 1.560%, 10/18/2021	20,250,000	20,227,012
Series 2016-2, Class A4, 1.620%, 08/15/2022	19,860,000	19,798,372
Series 2016-4, Class A4, 1.360%, 01/18/2023	17,210,000	17,034,785
Series 2017-1, Class A3, 1.720%, 07/21/2021	22,355,000	22,369,540
Series 2017-2, Class A4, 1.870%, 09/15/2023	4,674,000	4,660,049
Huntington Auto Trust
Series 2015-1, Class A4, 1.640%, 06/15/2021	12,280,000	12,277,612
Series 2016-1, Class A4, 1.930%, 04/15/2022	29,905,000	29,929,205
Hyundai Auto Receivables Trust
Series 2015-A, Class A4, 1.370%, 07/15/2020	19,100,000	19,058,564
Series 2017-A, Class A3, 1.760%, 08/16/2021	17,890,000	17,894,755
John Deere Owner Trust
Series 2014-B, Class A4, 1.500%, 06/15/2021	20,870,000	20,872,895
Series 2015-A, Class A4, 1.650%, 12/15/2021	10,555,000	10,560,147
MVW Owner Trust, Series 2014- 1A, Class A 2.250%, 09/22/2031 (S)	3,413,762	3,390,461
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4, 1.500%, 09/15/2021	42,370,000	42,301,835
Series 2016-B, Class A4, 1.540%, 10/17/2022	8,655,000	8,594,503
Series 2017-A, Class A3, 1.740%, 08/16/2021	11,175,000	11,187,025
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2 1.440%, 01/15/2020	29,325,000	29,309,508
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4 1.780%, 01/15/2021 (S)	22,805,000	22,818,758
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.040%, 03/15/2022	13,425,000	13,482,063
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832%, 05/25/2046 (S)	17,378,675	17,766,393
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.500%, 10/25/2056 (P)(S)	18,916,215	18,933,991
Series 2017-1, Class A1, 2.750%, 10/25/2056 (P)(S)	6,433,707	6,482,888
Series 2017-2, Class A1, 2.750%, 04/25/2057 (P)(S)	5,239,779	5,289,590

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4, 1.740%, 09/15/2020	$19,030,000	$19,077,055
Series 2016-B, Class A4, 1.520%, 08/16/2021	10,275,000	10,227,261
Series 2016-C, Class A4, 1.320%, 11/15/2021	9,000,000	8,912,248
Series 2017-A, Class A3, 1.730%, 02/16/2021	16,970,000	16,991,401
Series 2017-B, Class A3, 1.760%, 07/15/2021	21,640,000	21,654,209
USAA Auto Owner Trust, Series 2015-1, Class A4 1.540%, 11/16/2020	14,890,000	14,886,282
Verizon Owner Trust
Series 2016-1A, Class A, 1.420%, 01/20/2021 (S)	14,935,000	14,861,037
Series 2016-2A, Class A, 1.680%, 05/20/2021 (S)	23,905,000	23,840,339
Series 2017-1A, Class A, 2.060%, 09/20/2021 (S)	27,465,000	27,564,725
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2 1.400%, 07/22/2019 (S)	16,680,000	16,678,480
Wendys Funding LLC, Series 2015-1A, Class A2I 3.371%, 06/15/2045 (S)	30,442,763	30,703,961
Westgate Resorts LLC
Series 2014-1A, Class A, 2.150%, 12/20/2026 (S)	2,382,287	2,372,683
Series 2016-1A, Class A, 3.500%, 12/20/2028 (S)	5,778,825	5,805,064
World Omni Auto Receivables Trust, Series 2016-A, Class A3 1.770%, 09/15/2021	26,825,000	26,826,322
TOTAL ASSET BACKED SECURITIES (Cost $1,422,385,744)		$1,422,883,521

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 1.1508% (W)(Y)	1,435,035	14,358,813
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,359,407)		$14,358,813

SHORT-TERM INVESTMENTS - 1.8%
U.S. Government Agency - 1.6%
Federal Home Loan Bank Discount Note 0.574%,07/03/2017*	$149,849,000	149,849,000

Bond Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.2%
Barclays Tri-Party Repurchase Agreement dated 06/30/2017 at 1.050% to be repurchased at $6,963,609 on 07/03/2017, collateralized by $7,078,500 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $7,102,960, including interest)	$6,963,000	$6,963,000
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $8,219,233 on 07/03/2017, collateralized by $8,520,000 U.S. Treasury Notes, 1.125% - 1.375% due 02/28/2021 to 06/30/2021 (valued at $8,386,763, including interest)	8,219,000	8,219,000
		15,182,000
TOTAL SHORT-TERM INVESTMENTS (Cost $165,026,219)		$165,031,000
Total Investments (Bond Trust) (Cost $9,138,621,658) - 99.6%		$9,252,649,517
Other assets and liabilities, net - 0.4%		34,478,203
TOTAL NET ASSETS - 100.0%		$9,287,127,720

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(L)	A portion of this security is on loan as of 6-30-17.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,182,612,675 or 12.7% of the fund’s net assets as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.6%
U.S. Government - 28.6%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$21,681,000	$20,210,755
2.875%, 11/15/2046	5,579,000	5,619,319
3.000%, 11/15/2045 to 05/15/2047	28,233,000	29,157,225
U.S. Treasury Notes
1.125%, 07/31/2021	837,000	815,748
1.250%, 04/30/2019 to 06/30/2019	22,967,000	22,907,759
1.375%, 08/31/2020	2,859,000	2,838,675
1.500%, 05/15/2020 to 06/15/2020	64,213,000	64,131,213
1.625%, 06/30/2020 to 07/31/2020	26,405,000	26,440,974
1.750%, 05/31/2022 to 06/30/2022	31,577,000	31,372,561
1.875%, 01/31/2022 to 03/31/2022	36,147,000	36,182,949
2.000%, 10/31/2021 to 11/15/2026	70,928,000	70,755,863
2.250%, 02/15/2027	8,860,000	8,820,546
2.375%, 05/15/2027	36,259,000	36,492,689
		355,746,276
U.S. Government Agency - 32.0%
Federal Home Loan Mortgage Corp.
2.630%, 07/01/2046 (P)	3,906,148	3,966,664
3.000%, TBA (C)	7,600,000	7,581,267
3.092%, 02/01/2045 (P)	808,406	834,038
3.500%, TBA (C)	3,300,000	3,388,653
3.500%, 12/01/2025 to 12/01/2045	23,923,300	25,023,202
4.000%, TBA (C)	13,700,000	14,357,227
4.000%, 10/01/2029 to 06/01/2047	13,690,560	14,544,517
4.500%, 08/01/2020 to 06/01/2047	15,927,295	17,210,724
5.000%, 05/01/2044 to 06/01/2044	1,469,858	1,621,441
Federal National Mortgage Association
1.815%, 10/09/2019 (Z)	12,445,000	11,938,737
2.978%, 05/01/2047 (P)	447,855	458,207
3.000%, TBA (C)	10,300,000	10,233,249
3.136%, 03/01/2047 (P)	1,737,604	1,793,204
3.176%, 10/01/2043 (P)	200,432	206,409
3.183%, 07/01/2047 (C) (P)	426,000	436,677
3.230%, 06/01/2047 (P)	1,716,000	1,762,460
3.258%, 04/01/2047 (P)	2,060,230	2,105,911
3.500%, TBA (C)	1,500,000	1,537,367
3.500%, 08/01/2028 to 08/01/2046	22,618,281	23,621,431
3.500%, 03/01/2032 to 06/01/2032 (C)	2,199,514	2,294,233
4.000%, TBA (C)	22,900,000	24,026,988

Core Bond Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.000%, 04/01/2024 to 06/01/2047	$71,980,746	$76,439,780
4.000%, 02/01/2047 to 07/01/2047 (C)	1,285,598	1,363,793
4.377%, 04/01/2040 (P)	707,125	745,707
4.500%, 01/01/2020 to 06/01/2047	41,713,154	45,337,248
4.500%, 05/01/2047 to 06/01/2047 (C)	3,430,550	3,726,307
5.000%, 12/01/2039 to 08/01/2056	8,566,513	9,424,493
6.500%, 12/01/2038	1,918,592	2,215,231
Government National Mortgage Association
3.000%, TBA (C)	17,900,000	18,063,601
3.500%, TBA (C)	38,600,000	39,908,112
3.500%, 06/15/2046 to 07/15/2046	720,871	747,170
4.000%, 07/15/2045 to 05/20/2047	8,916,386	9,402,729
4.000%, 04/20/2047 to 06/20/2047 (C)	11,920,694	12,576,671
4.500%, TBA (C)	1,500,000	1,593,531
4.500%, 03/15/2041 to 04/15/2047	6,792,215	7,331,982
5.000%, 12/20/2039 to 11/20/2045	255,123	282,853
6.500%, 08/15/2039	320,287	370,489
		398,472,303
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $760,899,669)		$754,218,579

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Canada - 0.1%
Province of Ontario 1.625%, 01/18/2019	1,810,000	1,810,205
Chile - 0.1%
Republic of Chile 3.860%, 06/21/2047	635,000	636,588
Indonesia - 0.2%
Republic of Indonesia
3.700%, 01/08/2022 (S)	1,380,000	1,418,220
4.350%, 01/08/2027 (S)	1,025,000	1,068,891
		2,487,111
Israel - 0.1%
Government of Israel 4.500%, 01/30/2043	765,000	822,758
Japan - 1.0%
Japan Bank for International Cooperation
1.500%, 07/21/2021	3,986,000	3,853,928
1.750%, 05/28/2020	1,422,000	1,406,401

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
1.875%, 04/20/2021	$1,532,000	$1,507,166
2.250%, 02/24/2020	4,404,000	4,422,739
2.500%, 06/01/2022 (L)	1,214,000	1,219,321
		12,409,555
Kuwait - 0.1%
State of Kuwait 2.750%, 03/20/2022(S)	1,785,000	1,791,248
Mexico - 0.4%
Government of Mexico
4.000%, 10/02/2023	826,000	863,624
4.150%, 03/28/2027	2,100,000	2,174,550
4.350%, 01/15/2047 (L)	960,000	901,632
5.750%, 10/12/2110	1,365,000	1,416,188
		5,355,994
Paraguay - 0.1%
Republic of Paraguay 6.100%, 08/11/2044(L) (S)	726,000	804,045
Slovenia - 0.3%
Republic of Slovenia
5.500%, 10/26/2022 (S)	1,050,000	1,197,943
5.850%, 05/10/2023 (S)	1,920,000	2,236,673
		3,434,616
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $29,469,836)		$29,552,120

CORPORATE BONDS - 24.8%
Consumer discretionary - 2.0%
CBS Corp.
2.500%, 02/15/2023	1,530,000	1,511,996
3.375%, 02/15/2028	765,000	749,860
Charter Communications Operating LLC
4.464%, 07/23/2022	460,000	490,060
4.908%, 07/23/2025	1,225,000	1,323,505
5.375%, 05/01/2047 (S)	625,000	662,096
Comcast Corp.
2.350%, 01/15/2027	655,000	614,839
3.400%, 07/15/2046	260,000	237,128
Discovery Communications LLC
4.875%, 04/01/2043	540,000	504,799
4.900%, 03/11/2026	465,000	492,936
4.950%, 05/15/2042	265,000	247,608
Ford Motor Company
4.346%, 12/08/2026	1,100,000	1,132,848
5.291%, 12/08/2046	1,070,000	1,099,609
Ford Motor Credit Company LLC
3.339%, 03/28/2022	1,235,000	1,253,061
3.810%, 01/09/2024	1,130,000	1,143,876
General Motors Company 6.750%, 04/01/2046	1,239,000	1,471,260
General Motors Financial Company, Inc.
3.150%, 06/30/2022	1,535,000	1,528,891
3.950%, 04/13/2024	2,060,000	2,088,737

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
4.350%, 01/17/2027	$1,745,000	$1,766,657
Grupo Televisa SAB
5.000%, 05/13/2045	334,000	321,718
6.125%, 01/31/2046	640,000	712,058
McDonald’s Corp.
2.750%, 12/09/2020	615,000	626,097
4.875%, 12/09/2045	1,340,000	1,496,014
NBCUniversal Media LLC 4.450%, 01/15/2043	175,000	186,046
Time Warner Cable LLC 6.550%, 05/01/2037	330,000	394,470
Time Warner, Inc.
3.800%, 02/15/2027	1,285,000	1,293,822
4.850%, 07/15/2045	110,000	113,233
Viacom, Inc.
4.375%, 03/15/2043	845,001	752,081
4.850%, 12/15/2034	610,000	606,874
		24,822,179
Consumer staples - 1.8%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	2,565,000	2,599,174
3.300%, 02/01/2023	1,805,000	1,858,433
4.900%, 02/01/2046	2,184,000	2,468,427
Costco Wholesale Corp.
2.150%, 05/18/2021	2,465,000	2,465,646
2.300%, 05/18/2022	1,715,000	1,711,152
2.750%, 05/18/2024	1,490,000	1,489,318
3.000%, 05/18/2027	1,730,000	1,725,542
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,895,000	1,923,200
3.000%, 06/01/2026	1,150,000	1,100,295
4.375%, 06/01/2046	1,320,000	1,286,454
Reynolds American, Inc. 5.850%, 08/15/2045	1,294,000	1,586,571
Walgreens Boots Alliance, Inc. 3.450%, 06/01/2026	2,315,000	2,310,340
		22,524,552
Energy - 2.5%
Anadarko Petroleum Corp. 5.550%, 03/15/2026 (L)	1,514,000	1,692,055
Apache Corp. 4.250%, 01/15/2044	440,000	412,695
BP Capital Markets PLC
3.588%, 04/14/2027	1,530,000	1,552,577
3.723%, 11/28/2028	190,000	195,364
Cenovus Energy, Inc. 5.400%, 06/15/2047 (S)	369,000	344,855
Cimarex Energy Company
3.900%, 05/15/2027	675,000	678,766
4.375%, 06/01/2024	880,000	922,528
Enbridge Energy Partners LP
5.500%, 09/15/2040	550,000	576,788
7.375%, 10/15/2045	320,000	408,012
Enbridge, Inc.
2.900%, 07/15/2022 (C)	1,119,000	1,116,559

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
3.700%, 07/15/2027 (C)	$765,000	$764,519
Encana Corp. 6.500%, 08/15/2034 to 02/01/2038	1,400,000	1,595,737
Energy Transfer LP
2.500%, 06/15/2018	950,000	954,669
6.125%, 12/15/2045	590,000	644,991
Halliburton Company 5.000%, 11/15/2045	911,000	970,599
Kinder Morgan Energy Partners LP 5.400%, 09/01/2044	500,000	504,920
Kinder Morgan, Inc.
5.000%, 02/15/2021 (S)	1,935,000	2,074,446
5.550%, 06/01/2045	505,000	535,841
Marathon Petroleum Corp.
4.750%, 09/15/2044	240,000	228,311
5.000%, 09/15/2054	550,000	503,953
Newfield Exploration Company 5.625%, 07/01/2024	1,105,000	1,151,963
ONEOK, Inc. 6.000%, 06/15/2035	300,000	322,890
Petroleos Mexicanos
2.378%, 04/15/2025	1,100,000	1,100,805
2.460%, 12/15/2025	2,754,850	2,761,812
5.625%, 01/23/2046	883,000	782,780
6.500%, 03/13/2027 (S)	661,000	710,079
6.750%, 09/21/2047	755,000	762,459
Phillips 66 Partners LP 4.900%, 10/01/2046	810,000	799,920
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028 (S)	850,000	858,860
5.000%, 03/15/2027	1,480,000	1,575,572
5.875%, 06/30/2026	490,000	548,407
Shell International Finance BV 4.000%, 05/10/2046	820,000	811,328
TC PipeLines LP 3.900%, 05/25/2027	735,000	733,466
Williams Partners LP
3.750%, 06/15/2027	1,030,000	1,019,630
5.100%, 09/15/2045	600,000	622,424
		31,240,580
Financials - 7.1%
American International Group, Inc.
4.375%, 01/15/2055	180,000	173,473
6.250%, 05/01/2036	755,000	945,525
Banco Santander SA
3.500%, 04/11/2022	910,000	931,261
4.250%, 04/11/2027	1,190,000	1,235,159
Bank of America Corp.
2.503%, 10/21/2022	2,435,000	2,403,576
4.183%, 11/25/2027	430,000	437,391
4.450%, 03/03/2026	733,000	762,938
6.000%, 09/01/2017	1,500,000	1,510,322
Bank of America Corp. (4.244% to 04/24/2037, then 3 month LIBOR + 1.814%) 04/24/2038	1,600,000	1,665,742

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC 4.950%, 01/10/2047	$775,000	$828,194
Brighthouse Financial, Inc.
3.700%, 06/22/2027 (S)	1,275,000	1,255,438
4.700%, 06/22/2047 (S)	460,000	452,243
Capital One Financial Corp.
3.750%, 07/28/2026 to 03/09/2027	1,250,000	1,229,362
4.200%, 10/29/2025	330,000	332,783
Chubb INA Holdings, Inc. 4.350%, 11/03/2045	1,090,000	1,196,945
Citigroup, Inc.
1.550%, 08/14/2017	2,133,000	2,133,169
4.450%, 09/29/2027	1,540,000	1,601,803
Citigroup, Inc. (4.281% to 04/24/2047, then 3 month LIBOR + 1.839%) 04/24/2048	920,000	942,682
Enel Finance International NV
2.875%, 05/25/2022 (S)	2,270,000	2,272,890
3.625%, 05/25/2027 (S)	1,730,000	1,713,484
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	698,000	760,498
HSBC Holdings PLC
2.650%, 01/05/2022	2,775,000	2,765,612
4.375%, 11/23/2026	1,415,000	1,468,384
HSBC Holdings PLC (3.262% to 03/13/2022, then 3 month LIBOR + 1.055%) 03/13/2023	2,345,000	2,389,175
HSBC Holdings PLC (4.041% to 03/13/2027, then 3 month LIBOR + 1.546%) 03/13/2028	490,000	507,586
ING Groep NV
3.150%, 03/29/2022	1,145,000	1,166,681
3.950%, 03/29/2027	1,030,000	1,071,153
Intesa Sanpaolo SpA 5.250%, 01/12/2024	325,000	359,050
JPMorgan Chase & Co.
2.295%, 08/15/2021	2,145,000	2,132,312
2.950%, 10/01/2026	2,483,000	2,396,599
2.972%, 01/15/2023	2,450,000	2,478,832
JPMorgan Chase & Co. (3.540% to 05/01/2027, then 3 month LIBOR + 1.380%) 05/01/2028	519,000	521,861
JPMorgan Chase & Co. (4.260% to 02/22/2047, then 3 month LIBOR + 1.580%) 02/22/2048	1,310,000	1,376,869
Kemper Corp. 4.350%, 02/15/2025	1,170,000	1,181,748
Lazard Group LLC 3.750%, 02/13/2025	1,511,000	1,523,736

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Metropolitan Life Global Funding I
1.950%, 09/15/2021 (S)	$1,660,000	$1,626,173
2.650%, 04/08/2022 (S)	1,140,000	1,143,516
Moody’s Corp. 2.625%, 01/15/2023(S)	1,025,000	1,018,950
Morgan Stanley
2.625%, 11/17/2021	4,655,000	4,647,659
2.750%, 05/19/2022	3,120,000	3,118,970
3.625%, 01/20/2027	1,310,000	1,318,360
4.375%, 01/22/2047	1,135,000	1,185,791
National Australia Bank, Ltd. 2.500%, 05/22/2022	2,150,000	2,137,549
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (S)	910,000	932,958
4.900%, 09/15/2044 (S)	400,000	448,332
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	2,835,000	2,860,472
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021	1,870,000	1,847,274
2.625%, 04/25/2021	890,000	891,687
2.750%, 09/15/2020	1,135,000	1,148,581
3.500%, 11/16/2026	1,665,000	1,656,344
6.750%, 10/01/2037	2,915,000	3,792,237
The Guardian Life Insurance Company of America 4.850%, 01/24/2077(S)	845,000	896,371
The Toronto-Dominion Bank 2.250%, 03/15/2021(S)	2,885,000	2,881,501
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (S)	2,285,000	2,279,902
3.491%, 05/23/2023 (S)	1,575,000	1,611,206
4.253%, 03/23/2028 (S)	395,000	412,712
UniCredit SpA 4.625%, 04/12/2027(S)	572,000	603,410
US Bancorp 3.150%, 04/27/2027	3,175,000	3,180,648
		87,765,079
Health care - 1.8%
Abbott Laboratories
3.750%, 11/30/2026	1,975,000	2,016,309
4.900%, 11/30/2046	220,000	243,146
AbbVie, Inc.
2.500%, 05/14/2020	1,830,000	1,851,080
2.900%, 11/06/2022	440,000	444,084
3.200%, 05/14/2026	830,000	820,282
4.450%, 05/14/2046	1,235,000	1,276,589
4.500%, 05/14/2035	435,000	459,258
Allergan Funding SCS 3.800%, 03/15/2025	1,315,000	1,360,286
Becton, Dickinson and Company
2.404%, 06/05/2020	1,570,000	1,573,335
2.894%, 06/06/2022	1,305,000	1,306,625
3.363%, 06/06/2024	1,305,000	1,307,526
3.700%, 06/06/2027	1,045,000	1,046,639

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
4.685%, 12/15/2044	$875,000	$902,359
Celgene Corp. 5.000%, 08/15/2045	1,480,000	1,668,780
Eli Lilly & Company
2.350%, 05/15/2022	435,000	436,133
3.100%, 05/15/2027	655,000	661,421
3.950%, 05/15/2047	395,000	408,482
Perrigo Finance Unlimited Company
3.900%, 12/15/2024	535,000	543,276
4.375%, 03/15/2026	820,000	845,781
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	1,580,000	1,565,831
3.200%, 09/23/2026	1,855,000	1,814,110
		22,551,332
Industrials - 1.2%
Air Lease Corp.
2.625%, 07/01/2022	1,820,000	1,802,166
3.625%, 04/01/2027	1,165,000	1,165,237
ERAC USA Finance LLC
2.700%, 11/01/2023 (S)	315,000	307,511
3.300%, 12/01/2026 (S)	1,805,000	1,757,660
4.500%, 02/15/2045 (S)	225,000	222,091
FedEx Corp.
4.400%, 01/15/2047	740,000	762,237
4.550%, 04/01/2046	1,175,000	1,242,963
General Electric Company 5.875%, 01/14/2038	419,000	543,102
Northrop Grumman Corp.
3.200%, 02/01/2027 (L)	1,565,000	1,575,917
3.250%, 08/01/2023	1,432,000	1,480,821
3.850%, 04/15/2045	458,000	454,865
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	850,000	870,637
3.400%, 11/15/2026 (S)	1,360,000	1,336,573
Valmont Industries, Inc. 5.250%, 10/01/2054	674,000	649,694
Wabtec Corp. 3.450%, 11/15/2026 (S)	1,055,000	1,040,324
		15,211,798
Information technology - 3.4%
Analog Devices, Inc.
2.500%, 12/05/2021	1,000,000	1,000,802
3.125%, 12/05/2023	1,065,000	1,076,208
3.500%, 12/05/2026	810,000	816,392
Apple, Inc.
1.800%, 05/11/2020	4,425,000	4,424,159
2.300%, 05/11/2022	4,425,000	4,416,393
2.850%, 05/11/2024	1,970,000	1,979,564
3.000%, 02/09/2024	1,760,000	1,786,249
3.200%, 05/11/2027	1,310,000	1,322,428
3.350%, 02/09/2027	1,300,000	1,331,100
4.250%, 02/09/2047	90,000	95,599
4.375%, 05/13/2045	435,000	470,991
Cisco Systems, Inc.

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
1.400%, 09/20/2019	$2,770,000	$2,751,064
1.850%, 09/20/2021	3,020,000	2,982,470
Dell International LLC 6.020%, 06/15/2026 (S)	1,410,000	1,553,269
Fidelity National Information Services, Inc.
2.250%, 08/15/2021	780,000	771,530
2.850%, 10/15/2018	1,375,000	1,391,258
3.625%, 10/15/2020	1,095,000	1,146,965
Hewlett Packard Enterprise Company
4.900%, 10/15/2025	460,000	482,305
6.350%, 10/15/2045	1,180,000	1,248,586
Microsoft Corp.
2.000%, 08/08/2023	1,195,000	1,164,335
2.400%, 02/06/2022	1,780,000	1,796,545
2.875%, 02/06/2024	1,550,000	1,574,819
3.450%, 08/08/2036	455,000	455,832
3.700%, 08/08/2046	980,000	971,259
4.100%, 02/06/2037	890,000	959,774
4.250%, 02/06/2047	430,000	466,246
4.500%, 02/06/2057	445,000	489,569
Nokia OYJ
3.375%, 06/12/2022	1,995,000	2,010,162
4.375%, 06/12/2027	275,000	279,986
Oracle Corp. 2.400%, 09/15/2023	505,000	498,375
		41,714,234
Materials - 1.1%
Barrick North America Finance LLC 5.700%, 05/30/2041	660,000	782,482
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/2043	675,000	782,166
CF Industries, Inc.
3.400%, 12/01/2021 (S)	960,000	970,497
4.500%, 12/01/2026 (S)	1,195,000	1,228,770
Fibria Overseas Finance, Ltd. 5.500%, 01/17/2027	880,000	898,392
International Paper Company 5.150%, 05/15/2046	1,075,000	1,199,728
Potash Corp. of Saskatchewan, Inc. 4.000%, 12/15/2026	1,805,000	1,861,347
The Sherwin-Williams Company
2.750%, 06/01/2022	2,290,000	2,288,370
3.450%, 06/01/2027	1,580,000	1,591,256
4.500%, 06/01/2047	720,000	755,538
Vale Overseas, Ltd.
5.875%, 06/10/2021	515,000	552,853
6.250%, 08/10/2026	750,000	809,063
Vulcan Materials Company 4.500%, 06/15/2047	515,000	519,654
		14,240,116
Real estate - 0.7%
DDR Corp.
3.375%, 05/15/2023	1,214,000	1,176,120
4.625%, 07/15/2022	1,338,000	1,400,746
Mid-America Apartments LP
3.600%, 06/01/2027	740,000	736,256

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
3.750%, 06/15/2024	$1,174,000	$1,203,431
4.000%, 11/15/2025	560,000	579,559
4.300%, 10/15/2023	497,000	525,996
Regency Centers LP 3.600%, 02/01/2027	470,000	466,809
Tanger Properties LP
3.750%, 12/01/2024	592,000	594,047
3.875%, 12/01/2023	639,000	651,887
WEA Finance LLC 3.150%, 04/05/2022 (S)	1,280,000	1,287,053
		8,621,904
Telecommunication services - 1.3%
AT&T, Inc.
3.400%, 05/15/2025	3,537,000	3,477,504
3.950%, 01/15/2025	1,680,000	1,712,369
4.450%, 04/01/2024	1,293,000	1,361,241
5.250%, 03/01/2037	1,445,000	1,541,134
5.450%, 03/01/2047	1,125,000	1,212,702
Telefonica Emisiones SAU 5.213%, 03/08/2047	690,000	746,133
Verizon Communications, Inc.
2.946%, 03/15/2022 (S)	900,000	906,154
4.125%, 03/16/2027 to 08/15/2046	3,145,000	2,930,480
4.272%, 01/15/2036	1,003,000	969,127
4.400%, 11/01/2034	1,905,000	1,888,246
		16,745,090
Utilities - 1.9%
Alabama Power Company 2.450%, 03/30/2022	1,135,000	1,138,759
American Electric Power Company, Inc. 1.650%, 12/15/2017	1,512,000	1,512,181
Appalachian Power Company 3.300%, 06/01/2027	735,000	744,437
Dominion Energy, Inc.
1.600%, 08/15/2019	910,000	902,331
2.000%, 08/15/2021	675,000	661,966
Duke Energy Carolinas LLC
2.500%, 03/15/2023	950,000	951,822
3.875%, 03/15/2046	480,000	490,151
Duke Energy Corp. 1.800%, 09/01/2021	1,040,000	1,015,121
Duke Energy Florida LLC 3.400%, 10/01/2046	450,000	418,337
Electricite de France SA 6.000%, 01/22/2114 (S)	595,000	654,800
FirstEnergy Corp. 2.850%, 07/15/2022	380,000	378,697
Georgia Power Company 4.300%, 03/15/2042	230,000	236,186
Great Plains Energy, Inc.
3.150%, 04/01/2022	1,030,000	1,040,775
3.900%, 04/01/2027	1,275,000	1,289,957
4.850%, 04/01/2047	465,000	479,146

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Indiana Michigan Power Company 4.550%, 03/15/2046	$480,000	$525,832
MidAmerican Energy Company 4.250%, 05/01/2046	650,000	697,559
Oklahoma Gas & Electric Company 4.150%, 04/01/2047	950,000	992,480
PECO Energy Company 3.150%, 10/15/2025	1,205,000	1,221,445
PPL Electric Utilities Corp. 4.150%, 10/01/2045	800,000	850,976
Sierra Pacific Power Company 2.600%, 05/01/2026	1,045,000	1,008,824
Southern Company Gas Capital Corp. 2.450%, 10/01/2023	690,000	669,289
Southwestern Electric Power Company 3.900%, 04/01/2045	314,000	308,432
State Grid Overseas Investment 2016, Ltd.
2.750%, 05/04/2022 (S)	1,405,000	1,398,224
3.500%, 05/04/2027 (S)	965,000	963,400
The Southern Company 4.400%, 07/01/2046	640,000	652,564
Virginia Electric & Power Company 2.950%, 11/15/2026	660,000	653,069
Westar Energy, Inc. 3.100%, 04/01/2027	1,135,000	1,133,632
		22,990,392
TOTAL CORPORATE BONDS (Cost $303,738,616)		$308,427,256

MUNICIPAL BONDS - 0.6%
County of Clark (Nevada) 6.820%, 07/01/2045	1,055,000	1,535,373
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,125,000	1,704,499
North Texas Tollway Authority 6.718%, 01/01/2049	1,061,000	1,547,065
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,551,000	1,689,830
State of California 7.600%, 11/01/2040	810,000	1,261,332
The Ohio State University 4.800%, 06/01/2111	464,000	476,732
TOTAL MUNICIPAL BONDS (Cost $7,612,209)		$8,214,831

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Commercial and residential - 4.2%
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	377,108	371,852
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	1,138,000	1,124,709

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	$508,000	$522,352
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4, 4.961%, 04/15/2044 (P) (S)	1,033,000	1,103,409
Series 2016-C3, Class A1, 1.793%, 01/10/2048	633,448	631,831
Series 2016-C4, Class A4, 3.283%, 05/10/2058	675,000	677,986
Series 2016-C7, Class A2, 3.585%, 12/10/2054	672,000	689,993
Series 2016-C7, Class A3, 3.839%, 12/10/2054	502,000	524,797
Series 2017-C8, Class A1, 1.965%, 06/15/2050	417,000	416,162
Series 2017-C8, Class A4, 3.572%, 06/15/2050	655,000	668,807
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	529,000	541,400
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A2, 1.987%, 04/10/2046	1,089,000	1,091,775
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	403,000	411,306
Series 2013-GC11, Class AAB, 2.690%, 04/10/2046	448,000	455,717
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	537,000	542,937
Series 2012-CR4, Class A2, 1.801%, 10/15/2045	320,338	320,377
Series 2013-CR10, Class A2, 2.972%, 08/10/2046	585,000	593,217
Series 2013-CR11, Class A1, 1.468%, 08/10/2050	192,458	192,188
Series 2013-CR12, Class A1, 1.295%, 10/10/2046	60,238	60,067
Series 2013-CR12, Class A4, 4.046%, 10/10/2046	172,000	183,484
Series 2013-CR6, Class A2, 2.122%, 03/10/2046	1,637,754	1,640,644
Series 2013-CR9, Class ASB, 3.834%, 07/10/2045	1,431,000	1,512,004
Series 2014-UBS4, Class A5, 3.694%, 08/10/2047	503,000	521,866
Series 2014-UBS6, Class AM, 4.048%, 12/10/2047	928,000	969,181
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	505,000	508,911
Commercial Mortgage Trust (Deutsche Bank AG), Series 2010-C1, Class A2 3.830%, 07/10/2046 (S)	158,064	159,411

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company), Series 2014-UBS5, Class ASB 3.548%, 09/10/2047	$358,000	$374,669
Commercial Mortgage Trust (Deutsche Bank AG/UBS), Series 2014-UBS2, Class A5 3.961%, 03/10/2047	180,000	189,872
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,174,000	1,226,815
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	261,000	272,109
DBJPM Mortgage Trust
Series 2017-C6, Class A5, 3.328%, 06/10/2050	250,000	253,913
Series 2017-C6, Class ASB, 3.121%, 06/10/2050	298,000	303,310
GreenPoint Mortgage Funding Trust
Series 2006-AR6, Class A1A, 1.296%, 10/25/2046 (P)	12	12
Series 2006-AR8, Class 1A1A, 1.296%, 01/25/2047 (P)	2	2
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	214,000	216,608
Series 2013-GC14, Class AAB, 3.817%, 08/10/2046	1,611,000	1,701,670
Series 2013-GC16, Class A2, 3.033%, 11/10/2046	435,609	441,744
Series 2016-GS3, Class A4, 2.850%, 10/10/2049	508,000	496,546
Series 2016-GS3, Class AAB, 2.777%, 10/10/2049	762,000	762,282
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	1,091,000	1,118,691
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 01/25/2051 (S)	2,929,779	3,241,033
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2, 2.977%, 11/15/2045	893,175	905,506
Series 2014-C21, Class A5, 3.775%, 08/15/2047	1,102,000	1,158,094
Series 2014-C21, Class ASB, 3.428%, 08/15/2047	452,000	470,423
Series 2015-C28, Class A2, 2.773%, 10/15/2048	470,000	477,836
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,646,000	2,622,224
Series 2015-C28, Class A4, 3.227%, 10/15/2048	808,000	816,599

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2015-C30, Class AS, 4.226%, 07/15/2048 (P)	$682,000	$718,433
Series 2015-C30, Class ASB, 3.559%, 07/15/2048	678,000	709,561
Series 2016-C1, Class ASB, 3.316%, 03/15/2049	1,083,000	1,117,427
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.548%, 03/15/2050	2,152,000	2,249,128
Series 2017-JP6, Class ASB, 3.282%, 07/15/2050	563,000	578,530
JPMDB Commercial Mortgage Securities Trust, Series 2017- C5, Class ASB 3.491%, 03/15/2050	202,000	210,270
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class A2, 3.616%, 11/15/2043 (S)	324,198	326,258
Series 2010-CNTR, Class A1, 3.300%, 08/05/2032 (S)	295,120	296,926
Series 2010-CNTR, Class A2, 4.311%, 08/05/2032 (S)	1,806,000	1,881,170
Series 2011-C3A, Class A4, 4.717%, 02/15/2046 (S)	494,000	528,507
Series 2011-C4, Class A3, 4.106%, 07/15/2046 (S)	2,218,299	2,256,245
Series 2012-LC9, Class A2, 1.677%, 12/15/2047	244,214	244,200
Series 2013-C13, Class A2, 2.665%, 01/15/2046	1,621,113	1,637,632
Series 2014-C20, Class A2, 2.872%, 07/15/2047	450,000	457,524
Series 2014-C20, Class A5, 3.805%, 07/15/2047	55,000	57,887
Series 2015-JP1, Class ASB, 3.733%, 01/15/2049	309,000	325,907
Series 2016-JP2, Class A1, 1.324%, 08/15/2049	467,111	461,242
Series 2016-JP2, Class ASB, 2.713%, 08/15/2049	688,000	687,456
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A2, 1.868%, 11/15/2045	150,447	150,404
Series 2013-C10, Class A2, 2.964%, 07/15/2046	286,634	288,544
Series 2013-C9, Class A, 1.970%, 05/15/2046	121,160	121,340
Series 2015-C27, Class A4, 3.753%, 12/15/2047	896,000	938,071
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	1,110,027	1,096,428

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	$579,000	$573,417
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	656,506	649,089
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2, 2.113%, 05/10/2063	60,537	60,507
Series 2012-C4, Class A2, 1.712%, 12/10/2045	758,170	758,040
		52,866,484
U.S. Government Agency - 1.5%
Federal Home Loan Mortgage Corp.
Series 3829, Class ED, 3.500%, 10/15/2028	307,841	309,763
Series 3838, Class QE, 3.500%, 01/15/2029	526,979	532,057
Series 4225, Class A, 4.000%, 09/15/2040	1,115,457	1,180,360
Series 4529, Class HC, 3.000%, 10/15/2039	539,904	548,451
Series 4640, Class LD, 4.000%, 09/15/2043	4,219,851	4,450,014
Federal National Mortgage Association
Series 2007-108, Class AN, 8.082%, 11/25/2037 (P)	293,348	340,548
Series 2011-43, Class AN, 3.500%, 12/25/2028	566,117	569,025
Series 2014-40, Class EP, 3.500%, 10/25/2042	939,256	981,284
Series 2015-M3, Class FA, 1.215%, 06/25/2018 (P)	1,589,363	1,589,093
Series 2016-59, Class CA, 3.500%, 09/25/2043	4,314,485	4,511,725
Series 2016-M11, Class A2, 2.369%, 07/25/2026 (P)	1,771,000	1,701,797
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (P)	899,000	901,905
Series FNA-2017, Class M4 A2, 2.684%, 12/25/2026 (P)	1,017,000	993,210
		18,609,232
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,994,346)		$71,475,716

ASSET BACKED SECURITIES - 16.7%
Ally Auto Receivables Trust
Series 2015-2, Class A4, 1.840%, 06/15/2020	39,000	39,094
Series 2017-1, Class A4, 1.990%, 11/15/2021	491,000	492,275
Series 2017-2, Class A4, 2.100%, 03/15/2022	954,000	956,315
Series 2017-3, Class A4, 2.010%, 03/15/2022	506,000	506,332
Ally Master Owner Trust

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2017-1, Class A, 1.559%, 02/15/2021 (P)	$755,000	$756,602
Series 2017-2, Class A, 1.554%, 06/15/2021 (P)	1,088,000	1,088,000
Series 2017-3, Class A1, 1.574%, 06/15/2022 (P)	1,150,000	1,151,003
Series 2017-3, Class A2, 2.040%, 06/15/2022	1,741,000	1,734,910
American Express Credit Account Master Trust, Series 2017-1, Class A 1.930%, 09/15/2022	2,580,000	2,585,668
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3 1.530%, 07/08/2021	1,590,000	1,583,654
Avis Budget Rental Car Funding AESOP LLC
Series 2014-2A, Class A, 2.500%, 02/20/2021 (S)	3,526,000	3,516,903
Series 2017-1A, Class A, 3.070%, 09/20/2023 (S)	1,799,000	1,796,748
Bank of The West Auto Trust, Series 2014-1, Class A3 1.090%, 03/15/2019(S)	122,483	122,441
California Republic Auto Receivables Trust
Series 2015-1, Class A4, 1.820%, 09/15/2020	1,003,000	1,003,580
Series 2015-4, Class A4, 2.580%, 06/15/2021 (S)	1,343,000	1,357,276
Series 2016-1, Class A3, 1.890%, 05/15/2020	1,604,000	1,606,669
Series 2016-1, Class A4, 2.240%, 10/15/2021	955,000	961,059
Series 2016-2, Class A4, 1.830%, 12/15/2021	1,454,000	1,451,847
Series 2017-1, Class A2, 1.550%, 11/15/2019	1,095,000	1,094,745
Series 2017-1, Class A3, 1.900%, 03/15/2021	1,095,000	1,094,342
Series 2017-1, Class A4, 2.280%, 06/15/2022	502,000	503,992
Capital Auto Receivables Asset Trust
Series 2015-2, Class A2, 1.390%, 09/20/2018	159,874	159,872
Series 2015-2, Class A3, 1.730%, 09/20/2019	1,756,000	1,757,764
Series 2015-2, Class A4, 1.970%, 01/21/2020	1,023,000	1,026,115
Series 2015-3, Class A3, 1.940%, 01/21/2020	1,777,000	1,781,883
Series 2015-4, Class A2, 1.620%, 03/20/2019	1,010,277	1,010,581
Series 2015-4, Class A4, 2.010%, 07/20/2020	879,000	882,104
Series 2016-1, Class A2A, 1.500%, 11/20/2018	375,172	375,179

The accompanying notes are an integral part of the financial statements.

40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2016-1, Class A4, 1.980%, 10/20/2020	$765,000	$767,542
Series 2016-2, Class A2A, 1.320%, 01/22/2019	226,808	226,707
Series 2016-2, Class A3, 1.460%, 06/22/2020	1,198,000	1,195,834
Series 2016-3, Class A2A, 1.360%, 04/22/2019	480,681	480,468
Series 2016-3, Class A3, 1.540%, 08/20/2020	716,000	715,139
Series 2016-3, Class A4, 1.690%, 03/20/2021	601,000	599,649
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A, 1.390%, 01/15/2021	153,000	152,934
Series 2017-A1, Class A1, 2.000%, 01/17/2023	815,000	818,341
Discover Card Execution Note Trust, Series 2017-A5, Class A5 1.816%, 12/15/2026(P)	2,210,000	2,210,044
Enterprise Fleet Financing LLC, Series 2017-2, Class A3 2.220%, 01/20/2023(S)	1,380,000	1,379,970
Flagship Credit Auto Trust, Series 2016-3, Class A2 2.050%, 11/15/2020(S)	820,000	820,632
Ford Credit Auto Owner Trust
Series 2015-A, Class A4, 1.640%, 06/15/2020	764,000	764,437
Series 2017-A, Class A3, 1.670%, 06/15/2021	1,220,000	1,219,088
Hertz Vehicle Financing II LP
Series 2015-1A, Class A, 2.730%, 03/25/2021 (S)	3,517,000	3,496,923
Series 2015-3A, Class A, 2.670%, 09/25/2021 (S)	2,311,000	2,298,141
Hertz Vehicle Financing LLC
Series 2016-2A, Class A, 2.950%, 03/25/2022 (S)	487,000	481,207
Series 2016-3A, Class A, 2.270%, 07/25/2020 (S)	1,647,000	1,633,433
Series 2016-3A, Class B, 3.110%, 07/25/2020 (S)	514,000	510,014
Series 2016-4A, Class A, 2.650%, 07/25/2022 (S)	1,457,000	1,427,262
Honda Auto Receivables Owner Trust, Series 2015-1, Class A4 1.320%, 11/16/2020	859,000	857,757
Hyundai Auto Receivables Trust, Series 2017-A, Class A4 2.090%, 04/17/2023	666,000	668,476
Navient Private Education Loan Trust
Series 2014-AA, Class A2A, 2.740%, 02/15/2029 (S)	358,200	361,633
Series 2014-AA, Class A3, 2.759%, 10/15/2031 (P) (S)	1,490,000	1,517,683
Series 2014-CTA, Class A, 1.859%, 09/16/2024 (P) (S)	940,643	940,937

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2015-AA, Class A2B, 2.359%, 12/15/2028 (P) (S)	$527,326	$534,672
Series 2015-CA, Class B, 3.250%, 05/15/2040 (S)	1,012,000	1,023,787
Series 2016-AA, Class A2A, 3.910%, 12/15/2045 (S)	3,104,000	3,220,769
Series 2016-AA, Class A2B, 3.309%, 12/15/2045 (P) (S)	913,000	947,160
Navient Student Loan Trust
Series 2014-1, Class A3, 1.726%, 06/25/2031 (P)	944,000	937,409
Series 2016-1A, Class A, 1.916%, 02/25/2070 (P) (S)	4,540,782	4,485,465
Series 2016-5A, Class A, 2.466%, 06/25/2065 (P) (S)	735,644	747,262
Series 2016-7A, Class A, 2.366%, 03/25/2066 (P) (S)	1,517,319	1,533,401
Series 2017-1A, Class A3, 2.366%, 07/26/2066 (P) (S)	5,087,000	5,150,530
Series 2017-2A, Class A, 2.266%, 12/27/2066 (P) (S)	3,591,496	3,612,883
Series 2017-3A, Class A2, 1.816%, 07/26/2066 (P) (S)	577,000	579,379
Series 2017-3A, Class A3, 2.266%, 07/26/2066 (P) (S)	2,576,000	2,603,188
Nelnet Student Loan Trust
Series 2004-3, Class A5, 1.336%, 10/27/2036 (P)	1,974,426	1,932,331
Series 2004-4, Class A5, 1.316%, 01/25/2037 (P)	1,148,713	1,134,161
Series 2005-1, Class A5, 1.266%, 10/25/2033 (P)	3,180,686	3,118,030
Series 2005-2, Class A5, 1.387%, 03/23/2037 (P)	1,271,137	1,241,303
Series 2005-3, Class A5, 1.407%, 12/24/2035 (P)	1,299,623	1,275,067
Series 2005-4, Class A4, 1.467%, 03/22/2032 (P)	859,000	826,611
Series 2006-2, Class A6, 1.276%, 04/25/2031 (P)	2,969,000	2,973,827
Series 2010-4, Class A, 1.824%, 04/25/2046 (P) (S)	391,295	394,771
Series 2014-4A, Class A1, 1.564%, 11/27/2039 (P) (S)	1,259,658	1,263,458
Series 2016-1A, Class A, 2.016%, 09/25/2065 (P) (S)	2,131,039	2,153,348
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A 1.380%, 07/15/2019	484,859	484,777
SLC Student Loan Trust, Series 2007-1, Class A4 1.242%, 05/15/2029(P)	3,137,803	3,087,397
SLM Private Education Loan Trust
Series 2012-D, Class A2, 2.950%, 02/15/2046 (S)	373,518	375,778
Series 2013-A, Class A2A, 1.770%, 05/17/2027 (S)	602,253	603,202

The accompanying notes are an integral part of the financial statements.

41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2013-B, Class A2A, 1.850%, 06/17/2030 (S)	$841,000	$842,178
Series 2013-C, Class A2A, 2.940%, 10/15/2031 (S)	1,109,084	1,122,547
Series 2014-A, Class A2A, 2.590%, 01/15/2026 (S)	2,296,000	2,312,145
SLM Student Loan Trust
Series 2003-1, Class A5C, 1.996%, 12/15/2032 (P) (S)	1,056,219	1,034,808
Series 2004-10, Class A7A, 1.906%, 10/25/2029 (P) (S)	2,394,000	2,383,602
Series 2005-6, Class A5B, 2.356%, 07/27/2026 (P)	311,821	312,872
Series 2005-8, Class A4, 1.706%, 01/25/2028 (P)	2,282,734	2,295,761
Series 2006-3, Class A5, 1.256%, 01/25/2021 (P)	2,139,000	2,112,078
Series 2007-2, Class A4, 1.216%, 07/25/2022 (P)	3,133,000	3,033,499
Series 2007-2, Class B, 1.326%, 07/25/2025 (P)	1,485,000	1,281,198
Series 2010-1, Class A, 1.616%, 03/25/2025 (P)	1,440,883	1,419,991
Series 2012-1, Class A3, 2.166%, 09/25/2028 (P)	376,565	380,277
Series 2012-2, Class A, 1.916%, 01/25/2029 (P)	1,527,327	1,530,435
Series 2012-3, Class A, 1.866%, 12/27/2038 (P)	1,120,393	1,124,979
Series 2012-6, Class A3, 1.966%, 05/26/2026 (P)	1,921,878	1,913,424
Series 2012-6, Class B, 2.216%, 04/27/2043 (P)	776,000	708,655
Series 2013-1, Class B, 3.016%, 11/25/2070 (P)	336,000	334,116
Series 2013-6, Class A3, 1.866%, 06/25/2055 (P)	2,565,000	2,577,767
Series 2014-2, Class A3, 1.806%, 03/25/2055 (P)	2,224,000	2,227,102
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.490%, 06/15/2027 (S)	3,845,000	3,860,202
Series 2015-A, Class A2B, 2.159%, 06/15/2027 (P) (S)	2,549,000	2,568,699
Series 2015-B, Class A2A, 2.980%, 07/15/2027 (S)	754,000	771,393
Series 2015-B, Class A2B, 2.359%, 07/15/2027 (P) (S)	2,422,000	2,480,469
Series 2015-C, Class A2A, 2.750%, 07/15/2027 (S)	1,148,000	1,161,475
Series 2015-C, Class A2B, 2.559%, 07/15/2027 (P) (S)	957,000	974,900
Series 2016-A, Class A2A, 2.700%, 05/15/2031 (S)	3,092,000	3,104,057
Series 2016-A, Class A2B, 2.659%, 05/15/2031 (P) (S)	2,361,000	2,428,729
Series 2016-B, Class A2A, 2.430%, 02/17/2032 (S)	1,159,000	1,148,874

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2016-B, Class A2B, 2.609%, 02/17/2032 (P) (S)	$3,521,000	$3,615,474
Series 2016-C, Class A2A, 2.340%, 09/15/2034 (S)	4,003,000	3,943,732
Series 2016-C, Class A2B, 2.259%, 09/15/2034 (P) (S)	2,520,000	2,562,086
Series 2017-A, Class A2A, 2.880%, 09/15/2034 (S)	2,261,000	2,279,110
Series 2017-A, Class A2B, 2.059%, 09/15/2034 (P) (S)	6,140,000	6,160,247
SoFi Professional Loan Program LLC
Series 2016-A, Class A2, 2.760%, 12/26/2036 (S)	1,744,627	1,761,495
Series 2016-D, Class A1, 2.166%, 01/25/2039 (P) (S)	398,733	403,002
Series 2016-D, Class A2A, 1.530%, 04/25/2033 (S)	704,771	703,926
Series 2016-E, Class A1, 2.066%, 07/25/2039 (P) (S)	1,846,503	1,860,180
Series 2016-E, Class A2A, 1.630%, 01/25/2036 (S)	694,970	694,355
Series 2017-A, Class A1, 1.916%, 03/26/2040 (P) (S)	907,006	911,059
Series 2017-A, Class A2A, 1.550%, 03/26/2040 (S)	1,858,998	1,854,365
Series 2017-A, Class A2B, 2.400%, 03/26/2040 (S)	821,000	813,345
Series 2017-B, Class A2FX, 2.740%, 05/25/2040 (S)	1,385,000	1,392,605
Series 2017-C, Class A2B, 2.630%, 07/25/2040 (S)	1,350,000	1,347,495
Synchrony Credit Card Master Note Trust
Series 2014-1, Class A, 1.610%, 11/15/2020	905,000	905,522
Series 2015-1, Class A, 2.370%, 03/15/2023	699,000	705,933
Series 2015-4, Class A, 2.380%, 09/15/2023	1,185,000	1,195,105
Series 2016-2, Class A, 2.210%, 05/15/2024	1,029,000	1,029,900
Series 2016-3, Class A, 1.580%, 09/15/2022	459,000	455,865
Series 2017-1, Class A, 0.320%, 06/15/2023	1,771,000	1,765,050
TCF Auto Receivables Owner Trust
Series 2016-1A, Class A2, 1.390%, 11/15/2019 (S)	944,140	943,181
Series 2016-1A, Class A3, 1.710%, 04/15/2021 (S)	556,000	554,207
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (S)	414,000	411,780
Series 2016-PT1A, Class A, 1.930%, 06/15/2022 (S)	2,077,176	2,075,248
Verizon Owner Trust, Series 2017- 2A, Class A 1.920%, 12/20/2021(S)	4,587,000	4,586,297
World Financial Network Credit Card Master Trust

The accompanying notes are an integral part of the financial statements.

42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2012-B, Class A, 1.760%, 05/17/2021	$1,038,000	$1,038,084
Series 2014-C, Class A, 1.540%, 08/16/2021	257,000	257,021
Series 2016-A, Class A, 2.030%, 04/15/2025	2,229,000	2,202,568
Series 2016-B, Class A, 1.440%, 06/15/2022	1,671,000	1,666,024
Series 2016-C, Class A, 1.720%, 08/15/2023	1,112,000	1,105,361
Series 2017-A, Class A, 2.120%, 03/15/2024	1,689,000	1,686,493
World Omni Auto Receivables Trust
Series 2016-B, Class A3, 1.300%, 02/15/2022	1,370,000	1,358,363
Series 2017-A, Class A3, 1.930%, 09/15/2022	1,672,000	1,672,213
Series 2017-A, Class A4, 2.240%, 06/15/2023	658,000	659,920
TOTAL ASSET BACKED SECURITIES (Cost $207,525,353)		$208,204,013

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust, 1.1508% (W)(Y)	338,219	3,384,188
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,384,180)		$3,384,188

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	11,428,607	11,428,607
TOTAL SHORT-TERM INVESTMENTS (Cost $11,428,607)		$11,428,607
Total Investments (Core Bond Trust) (Cost $1,396,052,816) - 112.0%		$1,394,905,310
Other assets and liabilities, net - (12.0%)		(149,923,504)
TOTAL NET ASSETS - 100.0%		$1,244,981,806
SALE COMMITMENTS OUTSTANDING - (1.3)%
U.S. Government Agency - (1.3)%
Federal National Mortgage Association
3.000%, TBA (C)	$(8,000,000)	$(7,940,625)
4.000%, TBA (C)	(7,300,000)	(7,681,142)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(15,931,648))		$(15,621,767)

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(L)	A portion of this security is on loan as of 6-30-17.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $172,963,887 or 13.9% of the fund’s net assets as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.

43

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.8%
U.S. Government - 4.8%
Treasury Inflation Protected Securities
0.125%, 04/15/2022		$10,656,816	$10,603,766
0.125%, 07/15/2022 to 07/15/2024 (D)		2,683,946	2,639,262
1.750%, 01/15/2028 (D)		1,517,204	1,690,643
2.500%, 01/15/2029 (D)		8,429,015	10,131,528
U.S. Treasury Bonds
2.875%, 08/15/2045 (D)		200,000	201,430
3.000%, 05/15/2045 (D)		700,000	722,422
3.125%, 08/15/2044 (C)		1,300,000	1,375,360
4.625%, 02/15/2040 (D)		600,000	791,977
			28,156,388
U.S. Government Agency - 10.0%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)		1,000,000	997,535
3.601%, 03/01/2035 (P)		46,010	48,650
Federal National Mortgage Association
2.887%, 12/01/2034 (P)		104,996	108,905
2.951%, 11/01/2034 (P)		509,475	542,068
3.000%, TBA (C)		28,400,000	28,340,950
3.374%, 05/01/2035 (P)		40,178	41,589
3.500%, TBA (C)		27,000,000	27,631,476
4.500%, 08/01/2023 to 09/01/2044		704,299	756,993
Government National Mortgage Association
2.125%, 04/20/2030 to 06/20/2030 (P)		21,210	21,931
2.250%, 11/20/2023 to 10/20/2026 (P)		31,126	31,660
2.375%, 02/20/2024 to 01/20/2030 (P)		24,430	24,929
			58,546,686
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $87,794,438)			$86,703,074

FOREIGN GOVERNMENT OBLIGATIONS - 25.3%
Australia - 0.1%
New South Wales Treasury Corp., Inflation-Linked Bond 2.750%, 11/20/2025	AUD	300,000	332,681
Canada - 2.9%
Government of Canada 1.500%, 12/01/2044	CAD	451,152	427,523
Province of Alberta
1.250%, 06/01/2020		2,700,000	2,064,746
2.350%, 06/01/2025		2,700,000	2,079,071
Province of British Columbia 2.300%, 06/18/2026		1,400,000	1,075,953
Province of Ontario
2.400%, 06/02/2026		100,000	77,131
2.500%, 04/27/2026		$800,000	786,258

Global Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
3.500%, 06/02/2024	CAD	5,100,000	$4,259,766
Province of Quebec
2.750%, 08/25/2021		$1,200,000	1,230,002
3.000%, 09/01/2023	CAD	1,700,000	1,379,965
4.250%, 12/01/2021		4,500,000	3,823,577
			17,203,992
Czech Republic - 0.0%
Czech Republic 1.200%, 07/23/2017(P)	CZK	3,000,000	131,299
			131,299
France - 2.6%
Government of France
1.250%, 05/25/2036 (S)	EUR	4,600,000	5,042,766
2.000%, 05/25/2048 (S)		6,600,000	7,776,395
3.250%, 05/25/2045		1,800,000	2,724,880
			15,544,041
Greece - 0.2%
Republic of Greece 3.800%, 08/08/2017	JPY	130,000,000	1,142,567
Italy - 2.5%
Republic of Italy
2.450%, 09/01/2033 (S)	EUR	2,300,000	2,533,210
2.700%, 03/01/2047 (S)		300,000	305,503
2.800%, 03/01/2067 (S)		1,600,000	1,522,685
3.250%, 09/01/2046 (S)		200,000	227,345
3.450%, 03/01/2048 (S)		7,700,000	8,947,850
6.000%, 08/04/2028	GBP	600,000	960,333
			14,496,926
Japan - 6.0%
Government of Japan
0.500%, 09/20/2046	JPY	370,000,000	3,009,966
1.400%, 09/20/2034		190,000,000	1,954,070
1.600%, 03/20/2033		1,610,000,000	17,006,624
2.200%, 09/20/2026		500,000,000	5,316,501
Japan Bank for International Cooperation
2.000%, 11/04/2021		$1,200,000	1,180,148
2.500%, 06/01/2022		500,000	502,192
Japan Finance Organization for Municipalities 2.125%, 04/13/2021(S)		2,500,000	2,462,850
Tokyo Metropolitan Government
2.000%, 05/17/2021 (S)		1,200,000	1,179,546
2.500%, 06/08/2022 (S)		2,300,000	2,304,529
			34,916,426
Kuwait - 0.9%
State of Kuwait
2.750%, 03/20/2022 (S)		1,200,000	1,204,200
3.500%, 03/20/2027 (S)		3,800,000	3,882,080
			5,086,280
New Zealand - 0.9%
Dominion of New Zealand

The accompanying notes are an integral part of the financial statements.

44

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand (continued)
5.000%, 03/15/2019	NZD	6,300,000	$4,839,291
6.000%, 12/15/2017		600,000	447,828
			5,287,119
Norway - 0.1%
Government of Norway 3.750%, 05/25/2021(S)	NOK	3,800,000	503,780
Poland - 0.2%
Republic of Poland
2.250%, 04/25/2022	PLN	4,600,000	1,218,534
3.250%, 07/25/2025		100,000	27,202
			1,245,736
Qatar - 0.2%
State of Qatar
4.500%, 01/20/2022		$700,000	741,348
4.625%, 06/02/2046 (S)		600,000	606,096
			1,347,444
Saudi Arabia - 1.1%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		5,500,000	5,405,439
3.250%, 10/26/2026		600,000	594,026
KSA Sukuk, Ltd. 2.894%, 04/20/2022(S)		600,000	600,958
			6,600,423
Slovenia - 1.9%
Republic of Slovenia
4.125%, 02/18/2019		2,550,000	2,637,368
4.125%, 02/18/2019 (S)		1,600,000	1,655,360
4.750%, 05/10/2018		400,000	409,995
5.250%, 02/18/2024 (S)		2,550,000	2,916,940
5.250%, 02/18/2024		1,300,000	1,484,612
5.500%, 10/26/2022		900,000	1,026,676
5.850%, 05/10/2023		850,000	988,693
			11,119,644
Spain - 2.8%
Autonomous Community of Catalonia
4.750%, 06/04/2018	EUR	800,000	944,360
4.900%, 09/15/2021		850,000	1,023,891
4.950%, 02/11/2020		1,300,000	1,585,737
Kingdom of Spain
1.450%, 10/31/2027 (S)		1,300,000	1,461,976
1.500%, 04/30/2027 (S)		1,400,000	1,594,150
1.950%, 04/30/2026 (S)		6,100,000	7,321,168
2.150%, 10/31/2025 (S)		200,000	244,186
2.900%, 10/31/2046 (S)		2,000,000	2,304,632
			16,480,100
United Kingdom - 2.9%
Government of United Kingdom
3.250%, 01/22/2044	GBP	3,700,000	6,157,515
3.500%, 01/22/2045		1,100,000	1,922,755
4.250%, 12/07/2040		4,000,000	7,529,227

Global Bond Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
4.750%, 12/07/2038	GBP	600,000	$1,185,829
			16,795,326
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $147,876,294)			$148,233,784

CORPORATE BONDS - 39.4%
Australia - 0.4%
Westpac Banking Corp. 1.850%, 11/26/2018(S)		$2,300,000	2,312,022
Belgium - 0.3%
KBC Bank NV (8.000% to 01/25/2018, then 5 Year U.S. Swap Rate + 7.097%) 01/25/2023		1,600,000	1,648,000
Brazil - 0.6%
Petrobras Global Finance BV
4.375%, 05/20/2023		800,000	754,400
7.250%, 03/17/2044		1,300,000	1,278,225
8.375%, 05/23/2021		1,600,000	1,791,008
			3,823,633
Canada - 0.8%
Enbridge, Inc.
1.946%, 06/15/2020 (P)		500,000	499,714
3.700%, 07/15/2027 (C)		600,000	599,623
Royal Bank of Canada 2.300%, 03/22/2021		1,600,000	1,605,040
The Bank of Nova Scotia 1.875%, 04/26/2021		2,200,000	2,178,638
			4,883,015
Cayman Islands - 0.2%
Preferred Term Securities XXVI, Ltd. 1.546%, 09/22/2037(P) (S)		1,302,893	1,035,800
			1,035,800
Denmark - 8.4%
BRFkredit A/S 2.000%, 10/01/2047	DKK	2,571,897	388,529
Nordea Kredit Realkreditaktieselskab
1.000%, 04/01/2018		10,200,000	1,583,876
2.000%, 10/01/2017 to 10/01/2047		30,829,782	4,695,197
2.500%, 10/01/2037 to 10/01/2047		3,960,896	620,841
Nykredit Realkredit A/S
1.000%, 07/01/2017 to 04/01/2018		45,600,000	7,032,095
2.000%, 07/01/2017 to 10/01/2047		83,431,827	12,724,612
2.500%, 10/01/2037 to 10/01/2047		63,613,489	9,978,512
3.000%, 10/01/2047		92,419	14,853
6.000%, 10/01/2029		41,203	7,547

The accompanying notes are an integral part of the financial statements.

45

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Denmark (continued)
Realkredit Danmark A/S
0.760%, 01/01/2038 (P)	DKK	240,314	$38,574
1.000%, 04/01/2018		18,400,000	2,853,050
2.000%, 01/01/2018 to 10/01/2047		26,938,129	4,099,691
2.500%, 10/01/2037 to 10/01/2047		33,682,378	5,294,957
			49,332,334
France - 1.6%
Credit Agricole SA (8.125% to 09/19/2018, then 5 Year U.S. Swap Rate + 6.283%) 09/19/2033		$1,480,000	1,574,350
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	700,000	813,330
1.875%, 09/15/2021 (S)		$3,100,000	3,024,775
2.000%, 01/22/2021	EUR	900,000	1,096,794
2.250%, 02/18/2020 (S)		$2,600,000	2,604,693
			9,113,942
Germany - 0.5%
Deutsche Bank AG 4.250%, 10/14/2021		2,700,000	2,827,070
Greece - 0.0%
Hellenic Railways Organization SA 5.014%, 12/27/2017	EUR	100,000	112,502
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023		$400,000	412,327
			412,327
Ireland - 0.4%
Bank of Ireland (7.375% to 06/18/2020, then 5 Year Euro Swap Rate + 6.956%) 06/18/2020(Q)	EUR	800,000	993,670
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019		$1,000,000	995,401
2.400%, 09/23/2021		300,000	296,472
			2,285,543
Italy - 0.7%
Assicurazioni Generali SpA (5.500% to 10/27/2027, then 3 month EURIBOR + 5.350%) 10/27/2047	EUR	400,000	508,621
Banca Carige SpA 3.875%, 10/24/2018		2,800,000	3,317,705
			3,826,326
Ivory Coast - 0.4%
African Development Bank 5.250%, 03/23/2022	AUD	2,900,000	2,473,978

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Japan - 1.5%
Mitsubishi UFJ Financial Group, Inc. 2.950%, 03/01/2021		$600,000	$609,679
Mizuho Financial Group, Inc. 2.953%, 02/28/2022		1,800,000	1,815,302
Sumitomo Mitsui Financial Group, Inc.
2.058%, 07/14/2021		3,100,000	3,049,622
2.901%, 03/09/2021 (P)		3,100,000	3,193,257
			8,667,860
Jersey, Channel Islands - 0.1%
HSBC Capital Funding Dollar 1 LP (10.176% to 06/30/2030, then 3 month LIBOR + 4.980%) 06/30/2030(Q) (S)		500,000	786,560
Netherlands - 2.4%
Cooperatieve Rabobank UA 6.875%, 03/19/2020	EUR	1,550,000	2,077,702
ING Bank NV
2.625%, 12/05/2022		$3,500,000	3,529,432
2.625%, 12/05/2022 (S)		1,800,000	1,815,066
ING Bank NV (4.125% to 11/21/2018, then 5 Year U.S. ISDAFIX + 2.700%) 11/21/2023		2,900,000	2,963,110
ING Groep NV 2.445%, 03/29/2022(P)		300,000	304,948
LeasePlan Corp. NV 2.875%, 01/22/2019(S)		600,000	601,921
Stichting AK Rabobank Certificaten 6.500%, 03/29/2166(Q)	EUR	1,000,000	1,353,447
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/2019		$1,400,000	1,387,532
			14,033,158
Norway - 0.3%
DNB Boligkreditt AS 2.500%, 03/28/2022(S)		1,500,000	1,509,530
			1,509,530
Portugal - 0.0%
Novo Banco SA 5.000%, 05/23/2019	EUR	300,000	279,262
Russia - 0.4%
Gazprom OAO 9.250%, 04/23/2019		$1,900,000	2,109,249
Sweden - 5.7%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	26,400,000	3,156,456
2.250%, 09/21/2022		23,300,000	2,966,120
Nordea Hypotek AB 1.000%, 04/08/2022		40,400,000	4,867,767
Skandinaviska Enskilda Banken AB 1.500%, 12/15/2021		8,000,000	987,404
Stadshypotek AB
1.500%, 12/15/2021		32,000,000	3,949,617

The accompanying notes are an integral part of the financial statements.

46

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Sweden (continued)
4.500%, 09/21/2022	SEK	45,000,000	$6,348,655
Svenska Handelsbanken AB 2.446%, 03/30/2021(P)		$3,700,000	3,780,075
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022	SEK	17,000,000	2,068,055
2.000%, 06/17/2026		4,000,000	489,126
Swedbank AB 2.200%, 03/04/2020(S)		$700,000	700,679
Swedbank Hypotek AB 1.000%, 09/15/2021 to 06/15/2022	SEK	36,100,000	4,351,813
			33,665,767
Switzerland - 1.0%
Credit Suisse AG
6.500%, 08/08/2023		$1,122,000	1,260,904
6.500%, 08/08/2023 (S)		400,000	449,520
UBS AG
1.799%, 06/08/2020 (P) (S)		1,800,000	1,802,466
2.200%, 06/08/2020 (S)		1,200,000	1,200,846
UBS AG (4.750% to 05/22/2018, then 5 Year U.S. Swap Rate + 3.765%) 05/22/2023		1,000,000	1,019,478
			5,733,214
United Kingdom - 5.6%
Barclays Bank PLC 7.625%, 11/21/2022		1,400,000	1,601,250
Barclays Bank PLC (7.750% to 04/10/2018, then 5 Year U.S. Swap Rate + 6.833%) 04/10/2023		5,000,000	5,200,000
Barclays PLC (6.500% to 09/15/2019, then 5 Year Euro Swap Rate + 5.875%) 09/15/2019(Q)	EUR	600,000	707,562
Barclays PLC (7.000% to 09/15/2019, then 5 Year British Pound Swap Rate + 5.084%) 09/15/2019(Q)	GBP	400,000	531,420
Barclays PLC (8.000% to 12/15/2020, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020(Q)	EUR	1,300,000	1,627,706
Barclays PLC (8.250% to 12/15/2018, then 5 year U.S. Swap Rate + 6.705%) 12/15/2018(Q)		$600,000	636,000
BAT International Finance PLC 1.625%, 09/09/2019		800,000	788,142
Co-operative Group Holdings 2011, Ltd. 6.875%, 07/08/2020(P)	GBP	600,000	888,922
European Bank for Reconstruction & Development 0.500%, 12/21/2023	AUD	200,000	126,893
HBOS PLC

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
1.922%, 09/06/2017 (P)		$1,700,000	$1,698,713
5.374%, 06/30/2021	EUR	1,000,000	1,339,823
Lloyds Banking Group PLC (7.625% to 06/27/2023, then 5 Year British Pound Swap Rate + 5.010%) 06/27/2023(Q)	GBP	1,700,000	2,446,616
Lloyds Banking Group PLC (7.875% to 06/27/2029, then 5 Year British Pound Swap Rate + 4.830%) 06/27/2029(Q)		200,000	304,395
RAC Bond Company PLC 4.870%, 05/06/2046		400,000	578,202
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022(S)		$600,000	596,012
Royal Bank of Scotland Group PLC
2.500%, 03/22/2023	EUR	1,200,000	1,454,962
2.652%, 05/15/2023 (P)		$600,000	604,860
Royal Bank of Scotland Group PLC (3.498% to 05/15/2022, then 3 month LIBOR + 1.480%) 05/15/2023		500,000	502,962
Royal Bank of Scotland Group PLC (6.990% to 10/05/2017, then 3 month LIBOR + 2.670%) 10/05/2017(Q) (S)		1,600,000	1,812,000
Royal Bank of Scotland Group PLC (8.000% to 08/10/2025, then 5 Year U.S. Swap Rate + 5.720%) 08/10/2025(Q)		1,100,000	1,194,248
Santander UK Group Holdings PLC 4.750%, 09/15/2025(S)		2,000,000	2,071,708
Santander UK Group Holdings PLC (7.375% to 06/24/2022, then 5 Year British Pound Swap Rate + 5.543%) 06/24/2022(Q)	GBP	200,000	273,319
Tesco PLC
5.000%, 03/24/2023		100,000	143,562
5.125%, 04/10/2047	EUR	800,000	960,890
6.125%, 02/24/2022	GBP	1,450,000	2,162,201
Virgin Media Secured Finance PLC 5.000%, 04/15/2027(S)		700,000	938,450
Virgin Money PLC 2.250%, 04/21/2020		1,400,000	1,862,715
			33,053,533
United States - 8.0%
AbbVie, Inc.
2.300%, 05/14/2021		$800,000	797,942
3.200%, 11/06/2022		500,000	512,768
Ally Financial, Inc. 3.600%, 05/21/2018		2,600,000	2,632,500
American International Group, Inc. 3.900%, 04/01/2026		1,500,000	1,534,685

The accompanying notes are an integral part of the financial statements.

47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
AT&T, Inc.
1.800%, 09/04/2026	EUR	1,300,000	$1,472,263
2.023%, 07/15/2021 (P)		$2,400,000	2,424,857
Charter Communications Operating LLC 3.750%, 02/15/2028(S)		2,900,000	2,857,379
Citigroup, Inc. 2.650%, 10/26/2020		1,600,000	1,615,170
Dresdner Funding Trust I
8.151%, 06/30/2031 (S)		1,000,000	1,255,556
8.151%, 06/30/2031		200,000	251,111
eBay, Inc. 2.750%, 01/30/2023		200,000	198,101
EPR Properties 4.500%, 06/01/2027		800,000	804,882
Fidelity National Information Services, Inc.
0.400%, 01/15/2021 (C)	EUR	300,000	341,699
1.700%, 06/30/2022 (C)	GBP	300,000	387,375
Ford Motor Credit Company LLC
1.897%, 08/12/2019		$2,000,000	1,984,784
2.875%, 10/01/2018		600,000	605,965
5.875%, 08/02/2021		300,000	334,509
Marriott International, Inc. 6.750%, 05/15/2018		3,000,000	3,126,480
MUFG Americas Holdings Corp. 3.000%, 02/10/2025		3,500,000	3,441,561
OneMain Financial Holdings LLC 6.750%, 12/15/2019(S)		300,000	315,000
Pricoa Global Funding I 2.200%, 06/03/2021(S)		1,500,000	1,481,792
Spectra Energy Partners LP 1.920%, 06/05/2020(P)		300,000	301,168
Springleaf Finance Corp. 6.000%, 06/01/2020		1,400,000	1,477,000
The Southern Company 2.350%, 07/01/2021		800,000	794,095
Time Warner Cable LLC 5.000%, 02/01/2020		1,500,000	1,600,088
UnitedHealth Group, Inc. 3.750%, 07/15/2025		1,600,000	1,685,358
Verizon Communications, Inc.
3.125%, 03/16/2022		1,400,000	1,418,308
4.125%, 03/16/2027		1,200,000	1,239,466
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (S)		1,400,000	1,401,326
2.450%, 11/20/2019 (S)		1,500,000	1,508,364
WEA Finance LLC 3.750%, 09/17/2024(S)		200,000	202,537
Wells Fargo & Company
2.263%, 01/24/2023 (P)		1,400,000	1,414,825
2.402%, 10/31/2023 (P)		2,100,000	2,137,277
Zimmer Biomet Holdings, Inc. 4.625%, 11/30/2019		1,463,000	1,540,137

Global Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Zimmer Biomet Holdings, Inc. 3.150%, 04/01/2022		$1,500,000	$1,522,688
			46,619,016
TOTAL CORPORATE BONDS (Cost $225,620,500)			$230,543,641

TERM LOANS (M) - 0.2%
United States - 0.2%
Las Vegas Sands LLC 3.230%, 03/29/2024		98,737	98,848
CenturyLink, Inc. TBD 01/31/2025 (T)		1,200,000	1,185,672
			1,284,520
TOTAL TERM LOANS (Cost $1,292,983)			$1,284,520

MUNICIPAL BONDS - 0.8%
American Municipal Power, Inc. 7.334%, 02/15/2028		700,000	906,514
California Infrastructure & Economic Development Bank 6.486%, 05/15/2049		400,000	525,340
City of Los Angeles California Wastewater System Revenue 5.713%, 06/01/2039		200,000	249,064
Iowa Tobacco Settlement Authority, Series A 6.500%, 06/01/2023		215,000	214,979
State of California 1.831%, 04/01/2047 (P)		2,900,000	2,910,962
TOTAL MUNICIPAL BONDS (Cost $4,769,885)			$4,806,859

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8%
Canada - 0.4%
Canada Mortgage & Housing Corp. (Merrill Lynch)
Series 98001212, 0.955%, 06/01/2020 (P)	CAD	603,665	464,344
Series 98001247, 1.155%, 07/01/2020 (P)		1,600,028	1,235,950
Series 98001289, 1.155%, 08/01/2020 (P)		550,631	425,346
			2,125,640
Italy - 0.1%
Berica ABS SRL, Series 2011-1, Class A1 0.019%, 12/31/2055(P)	EUR	341,679	389,427
Casa D’este Finance SRL, Series 1, Class 1A2 0.019%, 09/15/2040(P)		358,071	406,094
			795,521

The accompanying notes are an integral part of the financial statements.

48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United Kingdom - 2.4%
Alba PLC, Series 2006-2, Class A3A 0.461%, 12/15/2038(P)	GBP	211,338	$261,754
Business Mortgage Finance 7 PLC, Series 7X, Class A1 2.315%, 02/15/2041(P)		731,949	910,477
Eurosail-UK PLC, Series 2007-3X, Class A3A 1.240%, 06/13/2045(P)		1,625,625	2,043,937
Great Hall Mortgages PLC, Series 2007-1, Class A2A 0.427%, 03/18/2039(P)		1,009,670	1,289,617
Mansard Mortgages PLC, Series 2007-2X, Class A1 0.941%, 12/15/2049(P)		4,469,397	5,690,310
Ripon Mortgages PLC, Series 1A, Class A1 1.172%, 08/20/2056(P) (S)		2,300,000	3,003,594
Uropa Securities PLC
Series 2008-1, Class A, 0.489%, 06/10/2059 (P)		381,342	476,048
Series 2008-1, Class B, 1.039%, 06/10/2059 (P)		72,946	85,903
Series 2008-1, Class M1, 0.639%, 06/10/2059 (P)		87,720	106,941
Series 2008-1, Class M2, 0.839%, 06/10/2059 (P)		69,253	83,320
			13,951,901
United States - 6.9%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1 3.598%, 09/25/2035(P)		$78,561	73,048
American Home Mortgage Investment Trust, Series 2004-3, Class 5A 3.276%, 10/25/2034(P)		16,667	16,734
Banc of America Alternative Loan Trust, Series 2006-3, Class 5CB1 6.500%, 04/25/2036		1,729,278	1,437,597
Banc of America Funding Corp.
Series 2005-E , Class 1A1, 1.502%, 05/20/2035 (P)		213,537	152,801
Series 2006-J, Class 4A1, 3.559%, 01/20/2047 (P)		93,978	88,009
Banc of America Mortgage Securities, Inc., Series 2005-B, Class 2A2 3.601%, 03/25/2035(P)		478,755	465,009
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-6, Class 1A1, 3.227%, 08/25/2033 (P)		48,510	48,936
Series 2003-7, Class 6A, 3.274%, 10/25/2033 (P)		58,315	58,582

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2003-9, Class 2A1, 3.680%, 02/25/2034 (P)	$10,823	$10,998
Series 2004-2, Class 22A, 3.667%, 05/25/2034 (P)	109,904	106,254
Series 2004-2, Class 23A, 3.283%, 05/25/2034 (P)	54,017	50,657
Series 2004-9, Class 22A1, 3.623%, 11/25/2034 (P)	43,081	43,390
Series 2005-12, Class 23A1, 3.282%, 02/25/2036 (P)	583,838	576,266
Series 2005-2, Class A1, 3.260%, 03/25/2035 (P)	614,165	619,770
Series 2005-2, Class A2, 3.636%, 03/25/2035 (P)	530,143	535,670
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1, 3.361%, 09/25/2035 (P)	700,835	597,934
Series 2005-9, Class 24A1, 3.393%, 11/25/2035 (P)	575,503	478,443
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1 3.421%, 01/26/2036(P)	1,331,190	1,208,330
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 2.690%, 09/25/2035 (P)	206,401	212,534
Series 2005-7, Class 1A2, 3.127%, 09/25/2035 (P)	1,249,968	1,102,566
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035	105,900	99,908
Series 2005-56, Class 2A2, 2.699%, 11/25/2035 (P)	69,741	67,474
Series 2005-56, Class 2A3, 2.159%, 11/25/2035 (P)	83,633	78,408
Series 2006-OA9, Class 2A1B, 1.412%, 07/20/2046 (P)	333,532	202,994
Series 2007-11T1, Class A12, 1.566%, 05/25/2037 (P)	266,195	144,571
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037	128,389	112,749
Series 2007-OA11, Class A1B, 1.982%, 11/25/2047 (P)	1,808,582	1,428,192
Series 2007-OA3, Class 1A1, 1.356%, 04/25/2047 (P)	2,900,687	2,580,637
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.399%, 08/25/2034 (P)	34,002	31,212
Series 2004-22, Class A3, 3.123%, 11/25/2034 (P)	138,576	136,804
Series 2004-HYB5, Class 2A1, 3.074%, 04/20/2035 (P)	31,219	31,023
Series 2004-25, Class 1A1, 1.876%, 02/25/2035 (P)	29,174	27,724

The accompanying notes are an integral part of the financial statements.

49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2004-25, Class 2A1, 1.896%, 02/25/2035 (P)	$45,257	$42,561
Series 2005-2, Class 2A1, 1.856%, 03/25/2035 (P)	54,973	53,888
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 2A3, 2.989%, 07/25/2033 (P)	6,740	6,676
Series 2003-AR20, Class 2A1, 3.257%, 08/25/2033 (P)	63,674	63,736
Series 2003-8, Class 5A1, 6.500%, 04/25/2033	13,460	13,682
Federal Home Loan Mortgage Corp.
Series 4579, Class FD, 1.345%, 01/15/2038 (P)	1,057,695	1,053,126
Series 4579, Class SD IO, 1.632%, 01/15/2038	1,057,695	60,848
Series T-62, Class 1A1, 1.892%, 10/25/2044 (P)	937,480	950,454
Federal National Mortgage Association
Series 2002-W8, Class F, 1.616%, 09/25/2032 (P)	2,006	2,005
Series 2004-W2, Class 5AF, 1.566%, 03/25/2044 (P)	30,074	30,047
Series 2006-48, Class TF, 1.616%, 06/25/2036 (P)	62,514	62,620
Series 2009-104, Class FA, 2.016%, 12/25/2039 (P)	464,104	472,083
Series 2011-53, Class FT, 1.796%, 06/25/2041 (P)	1,988,188	2,009,349
Series 2013-130, Class FB, 1.666%, 01/25/2044 (P)	321,031	322,309
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1 3.142%, 08/25/2035(P)	52,169	44,937
First Republic Mortgage Loan Trust, Series 2001-FRB1, Class A 1.509%, 11/15/2031(P)	36,496	35,275
GMACM Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A 3.957%, 06/25/2034(P)	14,249	13,946
Government National Mortgage Association, Series 2004-68, Class ZC 6.000%, 08/20/2034	1,668,272	1,903,333
GreenPoint Mortgage Funding Trust
Series 2006-AR6, Class A1A, 1.296%, 10/25/2046 (P)	13	13
Series 2006-OH1, Class A1, 1.396%, 01/25/2037 (P)	209,975	193,295

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 3.718%, 10/25/2033(P)	$11,094	$11,010
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO 2.412%, 11/10/2045	3,800,935	298,560
GSR Mortgage Loan Trust, Series 2003-1, Class A2 2.560%, 03/25/2033(P)	47,992	47,495
HarborView Mortgage Loan Trust
Series 2003-1, Class A, 3.202%, 05/19/2033 (P)	88,350	87,187
Series 2005-4, Class 3A1, 3.575%, 07/19/2035 (P)	35,045	31,079
IndyMac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A 3.079%, 12/25/2034(P)	52,297	49,698
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4, 1.456%, 10/25/2036 (P)	3,708,299	3,182,968
Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (P)	3,152	2,372
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 2.980%, 11/25/2033 (P)	46,465	44,393
Series 2006-S2, Class 1A3, 5.500%, 07/25/2036	295,550	268,702
Series 2007-A1, Class 5A6, 3.406%, 07/25/2035 (P)	239,914	230,229
Series 2007-A1, Class 5A5, 3.406%, 07/25/2035 (P)	263,906	264,680
MASTR Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1 1.456%, 05/25/2037(P)	256,700	167,202
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1, 3.083%, 02/25/2033 (P)	105,192	101,327
Series 2005-2, Class 1A, 2.665%, 10/25/2035 (P)	343,471	342,928
Series 2005-3, Class 4A, 1.466%, 11/25/2035 (P)	225,528	213,904
Series 2005-A10, Class A, 1.426%, 02/25/2036 (P)	2,405,677	2,300,138
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 6.076%, 08/12/2049(P)	185,553	185,406
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 1.599%, 12/15/2030(P)	24,034	23,265
NCUA Guaranteed Notes Trust

The accompanying notes are an integral part of the financial statements.

50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2010-R1, Class 1A, 1.534%, 10/07/2020 (P)	$1,398,989	$1,400,878
Series 2010-R2, Class 1A, 1.454%, 11/06/2017 (P)	3,008,136	3,009,573
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1, 4.856%, 02/25/2036 (P)	474,335	387,430
Series 2006-QO6, Class A1, 1.396%, 06/25/2046 (P)	1,608,556	698,239
Series 2007-QO2, Class A1, 1.366%, 02/25/2047 (P)	443,392	269,443
Residential Asset Securitization Trust
Series 2005-A15, Class 3A1, 5.750%, 02/25/2036	1,778,865	1,713,096
Series 2006-R1, Class A2, 1.616%, 01/25/2046 (P)	408,931	193,840
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21 3.526%, 09/25/2035(P)	110,222	91,481
Sequoia Mortgage Trust
Series 5, Class A, 1.909%, 10/19/2026 (P)	13,217	12,934
Series 2003-4, Class 2A1, 1.562%, 07/20/2033 (P)	91,761	86,357
Sovereign Commercial Mortgage Securities Trust, Series 2007-C1, Class D 6.157%, 07/22/2030(P) (S)	74,567	74,430
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 3.396%, 02/25/2034 (P)	86,993	86,898
Series 2004-12, Class 7A1, 3.350%, 09/25/2034 (P)	135,223	136,383
Series 2004-4, Class 3A2, 3.449%, 04/25/2034 (P)	162,107	162,700
Series 2005-18, Class 6A1, 3.331%, 09/25/2035 (P)	199,723	176,938
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1, 1.426%, 05/25/2036 (P)	461,291	360,915
Series 2004-AR3, Class 1A2, 1.789%, 07/19/2034 (P)	38,711	38,269
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A, 2.839%, 10/25/2043 (P)	544,725	531,685
Series 2007-2, Class A1, 2.466%, 06/25/2037 (P)	382,199	350,261
Series 2007-2, Class A2A, 1.346%, 06/25/2037 (P)	537,290	512,745
Series 2007-2, Class A3A, 2.938%, 06/25/2037 (P)	669,657	639,199

Global Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2007-3, Class 2A1, 2.970%, 06/25/2047 (P)	$148,229	$134,482
Series 2007-3, Class 3A1, 2.970%, 06/25/2047 (P)	278,218	249,973
Series 2007-3, Class 4A1, 2.970%, 06/25/2047 (P)	209,490	186,011
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A, 1.932%, 11/25/2042 (P)	216,780	204,401
Series 2002-AR2, Class A, 1.895%, 02/27/2034 (P)	32,557	32,103
Series 2003-AR5, Class A7, 3.064%, 06/25/2033 (P)	47,489	48,110
Series 2005-AR2, Class 2A1A, 1.526%, 01/25/2045 (P)	35,612	34,674
Series 2006-AR5, Class 3A, 1.672%, 07/25/2046 (P)	257,464	176,489
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class XA IO 1.490%, 03/15/2045(S)	10,241,495	493,250
		40,505,137
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,606,027)		$57,378,199

ASSET BACKED SECURITIES - 9.8%
Cayman Islands - 4.7%
Atlas Senior Loan Fund VI, Ltd., Series 2014-6A, Class AR 2.408%, 10/15/2026(P) (S)	1,400,000	1,400,697
Blue Hill CLO, Ltd., Series 2013-1A, Class AR 2.338%, 01/15/2026(P) (S)	1,400,000	1,402,796
Bowman Park CLO, Ltd., Series 2014-1A, Class AR 2.366%, 11/23/2025(P) (S)	1,400,000	1,399,986
CIFC Funding, Ltd, Series 2014-2A, Class A1LR 2.392%, 05/24/2026(P) (S)	1,400,000	1,400,910
Hildene CLO I, Ltd., Series 2013-1A, Class AR 2.308%, 01/17/2026(P) (S)	2,900,000	2,899,997
Jamestown CLO V, Ltd., Series 2014-5A, Class AR 2.378%, 01/17/2027(P) (S)	2,900,000	2,899,988
MP CLO V, Ltd., Series 2014-1A, Class AR 2.408%, 07/18/2026(P) (S)	1,400,000	1,399,993
Nelder Grove CLO, Ltd., Series 2014-1A, Class A1R 2.300%, 08/28/2026(P) (S)	1,400,000	1,399,986

The accompanying notes are an integral part of the financial statements.

51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cayman Islands (continued)
NewMark Capital Funding CLO, Ltd., Series 2014-2A, Class A1R 2.372%, 06/30/2026(P) (S)		$1,400,000	$1,400,064
Oak Hill Credit Partners X, Ltd., Series 2014-10A, Class AR 2.286%, 07/20/2026(P) (S)		2,900,000	2,905,353
Oaktree CLO, Ltd., Series 2014-2A, Class A1AR 2.376%, 10/20/2026(P) (S)		2,900,000	2,900,009
Octagon Investment Partners XIX, Ltd., Series 2014-1A, Class AR 2.258%, 04/15/2026(P) (S)		1,400,000	1,400,073
Telos CLO, Ltd 2.428%, 01/17/2027(P) (S)		2,900,000	2,900,006
TICP CLO, Ltd., Series 2014-3A, Class AR 2.336%, 01/20/2027(P) (S)		1,650,000	1,650,043
			27,359,901
Ireland - 0.2%
CVC Cordatus Loan Fund IV, Ltd., Series 4A, Class AR 0.780%, 01/24/2028(P) (S)	EUR	1,100,000	1,256,951
Netherlands - 0.3%
Highlander Euro CDO III BV, Series 2007-3A, Class A 4.346%, 05/01/2023(P) (S)		252,496	288,322
Panther CDO V BV, Series 2015-A, Class A1 0.044%, 10/15/2084(P) (S)		88,996	101,121
Wood Street CLO IV BV, Series IV-A, Class C 0.358%, 09/25/2022(P) (S)		1,300,000	1,483,332
			1,872,775
United States - 4.6%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-A, Class M1 1.896%, 09/25/2035(P)		$1,561,659	1,365,868
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A 1.796%, 07/25/2032(P)		6,267	5,981
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1999-1, Class A 2.156%, 06/25/2029(P)		27,650	26,087
Countrywide Asset-Backed Certificates
Series 2006.22, Class 1A, 1.356%, 06/25/2035 (P)		1,533,531	1,218,766
Series 2007-BC2, Class 1A, 1.416%, 06/25/2037 (P)		2,717,593	2,017,248
Series 2007-6, Class 2A3, 1.436%, 09/25/2037 (P)		2,111,871	1,734,826

Global Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
CWABS Asset-Backed Certificates Trust, Series 2005-4CWL, Class MV5 1.886%, 10/25/2035(P)	$2,100,000	$1,907,335
First Alliance Mortgage Loan Trust, Series 1997-4, Class A3 1.010%, 12/20/2027(P)	529	529
Home Equity Asset Trust, Series 2002-1, Class A4 1.816%, 11/25/2032(P)	1,283	1,164
HSI Asset Securitization Corp. Trust, Series 2007-HE2, Class 2A3 1.476%, 04/25/2037(P)	2,222,756	1,305,785
Mastr Asset Backed Securities Trust, Series 2006-WMC3, Class A5 1.456%, 08/25/2036(P)	5,565,094	2,820,139
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2B, 1.316%, 09/25/2036 (P)	1,236,798	590,159
Series 2007-NC3, Class A2B, 1.356%, 05/25/2037 (P)	2,496,583	1,767,013
Series 2006-HE4, Class A4, 1.456%, 06/25/2036 (P)	2,091,042	1,438,050
Novastar Mortgage Funding Trust, Series 2007-1, Class A1A 1.346%, 03/25/2037(P)	2,198,986	1,450,690
RAMP Series Trust, Series 2006-NC2, Class M1 1.576%, 02/25/2036(P)	2,400,000	2,087,633
Renaissance Home Equity Loan Trust
Series 2002-3, Class M2, 3.766%, 12/25/2032 (P)	419,899	399,708
Series 2006-3, Class AF6, 5.731%, 11/25/2036 (P)	2,699,019	1,583,393
Residential Asset Mortgage Products, Inc. Trust, Series 2002-RS3 1.776%, 06/25/2032(P)	9,777	9,279
Residential Asset Securities Corp. Trust, Series 2002-KS4, Class AIIB 1.716%, 07/25/2032(P)	21,409	19,530
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2A 1.266%, 12/25/2036(P)	47,967	27,594
Small Business Administration Participation Certificates, Series 2000-20K, Class 1 7.220%, 11/01/2020	9,182	9,514
Structured Asset Investment Loan Trust, Series 2006-4, Class A2 1.346%, 07/25/2036(P)	1,871,436	1,523,090

The accompanying notes are an integral part of the financial statements.

52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A4 1.576%, 04/25/2037(P)	$7,004,086	$3,417,124
		26,726,505
TOTAL ASSET BACKED SECURITIES (Cost $57,128,416)		$57,216,132

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	5,054	43,717
TOTAL COMMON STOCKS (Cost $15,920)		$43,717

PREFERRED SECURITIES - 0.1%
United Kingdom - 0.0%
Nationwide Building Society, 10.250% (P)	250	49,005
		49,005
United States - 0.1%
Navient Corp., 4.250% (P)	9,800	248,038
TOTAL PREFERRED SECURITIES (Cost $154,258)		$297,043

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/31/2049 (I)	$4,100,000	258,300
5.625%, 01/24/2049 (I)	4,500,000	281,250
6.875%, 05/02/2018 (I)	2,100,000	133,560
		673,110
TOTAL ESCROW SHARES (Cost $0)		$673,110

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Exchange Traded Option on 2 Year U.S. Treasury Note Futures (Expiration Date: 08/25/2017; Strike Price: $110.00) (I)	600,000	300
Exchange Traded Option on Euro BUND Futures (Expiration Date: 08/25/2017; Strike Price: $175.00) (I)	5,700,000	636
Exchange Traded Option on Euro-OAT Futures (Expiration Date: 08/25/2017; Strike Price: $161.00) (I)	11,900,000	1,330
Over the Counter Option on the USD vs. JPY (Expiration Date: 04/17/2020; Strike Price: $120.00; Counterparty: Bank of America, N.A.) (I)	2,119,000	44,442
Over the Counter Option on the USD vs. JPY (Expiration Date: 04/17/2020; Strike Price: $120.00; Counterparty: Deutsche Bank AG) (I)	1,705,000	35,759

Global Bond Trust (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Call options (continued)
Over the Counter Option on the USD vs. JPY (Expiration Date: 04/20/2020; Strike Price: $120.00; Counterparty: Goldman Sachs Bank) (I)	2,587,000	$54,314
		136,781
Put options - 0.0%
Exchange Traded Option on 10 Year U.S. Treasury Note Futures (Expiration Date: 08/25/2017; Strike Price: $111.00) (I)	1,492,000	1,492
Exchange Traded Option on 5 Year U.S. Treasury Note Futures (Expiration Date: 08/25/2017; Strike Price: $109.25) (I)	530,000	530
Exchange Traded Option on Eurodollar Futures (Expiration Date: 03/19/2018; Strike Price: $98.25) (I)	817,500	26,569
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.030% and pay a floating rate based on 3-month LIBOR (Expiration Date: 12/18/2017; Strike Rate: 2.030%; Counterparty: Morgan Stanley Company, Inc.) (I)	112,000,000	7,840
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.400% and pay a floating rate based on 3-month LIBOR (Expiration Date: 03/14/2018; Strike Rate: 2.400%; Counterparty: Goldman Sachs and Company) (I)	30,800,000	1,694
Over the Counter Option on 1 Year Interest Rate Swap. Receive a fixed rate of 2.400% and pay a floating rate based on 3-month LIBOR (Expiration Date: 03/14/2018; Strike Rate: 2.400%; Counterparty: Morgan Stanley Company, Inc.) (I)	156,400,000	8,602
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 1.164% and pay a floating rate based on 6-month EURIBOR (Expiration Date: 09/11/2017; Strike Rate: 1.164%; Counterparty: Goldman Sachs Bank) (I)	3,800,000	9,292
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 1.223% and pay a floating rate based on 6-month EURIBOR (Expiration Date: 09/11/2017; Strike Rate: 1.223%; Counterparty: Goldman Sachs Bank) (I)	2,000,000	3,356
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 1.265% and pay a floating rate based on 6-month EURIBOR (Expiration Date: 09/11/2017; Strike Rate: 1.265%; Counterparty: Barclays Capital) (I)	7,600,000	9,765

The accompanying notes are an integral part of the financial statements.

53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on the AUD vs. JPY (Expiration Date: 06/19/2018; Strike Price: AUD 75.60; Counterparty: Goldman Sachs Bank) (I)		2,800,000	$34,578
			103,718
TOTAL PURCHASED OPTIONS (Cost $618,431)			$240,499

SHORT-TERM INVESTMENTS - 20.1%
Certificate of deposit - 0.7%
Natixis SA 1.979%, 09/25/2017*		$3,800,000	3,805,738
Foreign government - 18.1%
Czech Republic Ministry of Finance Bills
(1.046)%, 08/25/2017 *	CZK	16,000,000	699,821
(0.562)%, 09/29/2017 *		37,000,000	1,618,224
Japan Treasury Discount Bills
(0.146)%, 07/31/2017 *	JPY	1,280,000,000	11,380,990
(0.138)%, 08/07/2017 *		1,280,000,000	11,381,012
(0.120)%, 09/04/2017 *		940,000,000	8,358,666
(0.119)%, 08/28/2017 *		1,260,000,000	11,204,639
(0.102)%, 09/19/2017 *		1,720,000,000	15,295,223
(0.096)%, 09/11/2017 *		4,570,000,000	40,638,077
Mexico Cetes
6.490%, 03/01/2018 *	MXN	78,900,000	4,142,427
6.501%, 11/30/2017 *		23,000,000	1,231,275
			105,950,354
Repurchase agreement - 1.3%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $7,780,220 on 07/03/2017, collateralized by $8,065,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $7,938,896, including interest)		$7,780,000	7,780,000
TOTAL SHORT-TERM INVESTMENTS (Cost $118,578,693)			$117,536,092
Total Investments (Global Bond Trust) (Cost $702,455,845) - 120.4%			$704,956,670
Other assets and liabilities, net - (20.4%)			(119,278,166)
TOTAL NET ASSETS - 100.0%			$585,678,504

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $122,943,108 or 21.0% of the fund’s net assets as of 6-30-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	14	Long	Sep 2017	$1,208,821	$1,201,430	$(7,391)
5-Year U.S. Treasury Note Futures	1209	Long	Sep 2017	$142,787,132	$142,463,649	($323,483)
10-Year Australian Treasury Bond Futures	46	Long	Sep 2017	4,641,952	4,570,056	(71,896)
10-Year Canada Government Bond Futures	23	Long	Sep 2017	2,560,615	2,492,790	(67,825)
10-Year Japan Government Bond Futures	11	Long	Sep 2017	14,722,596	14,680,685	(41,911)
10-Year U.S. Treasury Note Futures	1347	Long	Sep 2017	169,572,715	169,090,594	(482,121)
Eurodollar Futures	382	Long	Sep 2017	94,170,333	94,205,975	35,642
Eurodollar Futures	105	Long	Mar 2018	25,862,148	25,840,500	(21,648)
German Euro BUND Futures	62	Long	Sep 2017	11,657,724	11,462,545	(195,179)
Ultra U.S. Treasury Bond Futures	164	Long	Sep 2017	26,699,136	27,203,500	504,364
Euro-BTP Italian Government Bond Futures	97	Short	Sep 2017	(14,983,682)	(14,971,960)	11,722
Euro-Buxl Futures	17	Short	Sep 2017	(3,270,374)	(3,174,993)	95,381
Eurodollar Futures	382	Short	Sep 2018	(93,691,858)	(93,866,950)	(175,092)
Eurodollar Futures	105	Short	Mar 2019	(25,647,100)	(25,763,062)	(115,962)
Euro-OAT Futures	119	Short	Sep 2017	(20,395,087)	(20,180,779)	214,308
German Euro BOBL Futures	10	Short	Sep 2017	(1,509,741)	(1,504,211)	5,530
U.S. Treasury Long Bond Futures	58	Short	Sep 2017	(8,844,632)	(8,913,875)	(69,243)
						$(704,804)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	3,905,000	NZD	4,100,870	Morgan Stanley Bank, N.A.	7/5/2017	-	($3,735)
AUD	2,056,000	USD	1,576,968	Citibank N.A.	8/15/2017	$2,446	—
AUD	7,007,000	USD	5,235,344	Standard Chartered Bank	8/15/2017	147,416	—
AUD	2,019,000	USD	1,527,816	UBS AG	8/15/2017	23,175	—
BRL	16,272,144	USD	4,977,410	BNP Paribas SA	7/5/2017	-	(65,658)
BRL	3,652,723	USD	1,095,598	Deutsche Bank AG London	7/5/2017	6,978	—
BRL	12,260,719	USD	3,706,160	Goldman Sachs Bank USA	7/5/2017	-	(5,258)
BRL	9,053,478	USD	2,709,000	HSBC Bank USA	7/5/2017	23,795	—
BRL	49,412,192	USD	15,196,054	JPMorgan Chase Bank	7/5/2017	-	(280,967)
BRL	36,600,000	USD	11,063,418	Morgan Stanley Bank, N.A.	7/5/2017	-	(15,696)
BRL	15,387,382	USD	4,579,851	BNP Paribas SA	8/2/2017	37,580	—
CAD	2,700,000	USD	2,040,050	Bank of America, N.A.	7/5/2017	41,998	—
CAD	7,700,000	USD	5,823,627	Barclays Bank PLC Wholesale	7/5/2017	114,065	—
CAD	6,502,000	USD	4,831,507	BNP Paribas SA	7/5/2017	182,374	—
CAD	78,000	USD	59,798	Royal Bank of Canada	7/5/2017	350	—
CAD	500,000	USD	377,119	UBS AG	7/5/2017	8,446	—
CAD	7,422,000	USD	5,665,152	JPMorgan Chase Bank N.A.	8/2/2017	61,111	—
CHF	3,711,000	USD	3,703,810	Goldman Sachs Bank USA	8/15/2017	176,152	—
CNH	27,931,780	USD	4,039,303	Morgan Stanley Bank, N.A.	7/5/2017	80,337	—
CNH	27,931,780	USD	4,043,981	Credit Suisse International	12/5/2017	31,947	—
CZK	13,433,000	USD	535,521	Morgan Stanley Bank, N.A.	7/10/2017	52,000	—
DKK	2,875,000	USD	414,138	UBS AG	7/3/2017	27,466	—
DKK	20,239,000	USD	2,974,659	UBS AG	10/2/2017	149,636	—
DKK	170,000	USD	26,069	BNP Paribas SA	4/3/2018	461	—
EUR	2,756,000	CHF	3,015,575	BNP Paribas SA	7/5/2017	2,937	—
EUR	371,747	CZK	10,000,000	Barclays Capital	9/29/2017	-	(13,088)
EUR	4,470,000	USD	5,045,544	Bank of America, N.A.	8/15/2017	70,599	—
EUR	1,558,000	USD	1,754,838	Goldman Sachs Bank USA	8/15/2017	28,373	—
EUR	4,327,000	USD	4,872,622	HSBC Bank USA	8/15/2017	79,850	—
EUR	3,092,200	USD	3,412,178	Royal Bank of Canada	8/15/2017	127,001	—
EUR	97,142,569	USD	106,236,085	UBS AG	8/15/2017	4,948,528	—
GBP	3,430,000	USD	4,375,461	Barclays Bank PLC Wholesale	7/5/2017	91,941	—
GBP	4,906,000	USD	6,274,486	Goldman Sachs Bank USA	7/5/2017	115,332	—
GBP	3,808,000	USD	4,878,524	JPMorgan Chase Bank N.A.	7/5/2017	81,204	—
GBP	700,000	USD	897,120	UBS AG	7/5/2017	14,595	—
IDR	1,921,257,000	USD	143,431	UBS AG	9/18/2017	-	(548)
IDR	20,146,206,000	USD	1,496,000	Barclays Capital	10/13/2017	-	(2,498)
IDR	5,944,016,000	USD	442,000	BNP Paribas SA	10/13/2017	-	(1,351)
IDR	2,314,328,800	USD	172,000	Citibank N.A.	10/13/2017	-	(431)
IDR	13,465,000	USD	1,000	Goldman Sachs Bank USA	10/13/2017	-	(2)
IDR	9,289,410,000	USD	689,000	JPMorgan Chase Bank	10/13/2017	-	(347)
ILS	2,297,532	USD	633,949	Bank of America, N.A.	7/5/2017	24,681	—
INR	47,720,340	USD	732,300	Goldman Sachs Bank USA	7/20/2017	4,547	—
INR	192,233,730	USD	2,929,276	Standard Chartered Bank London	7/20/2017	38,994	—
INR	239,954,070	USD	3,643,396	Goldman Sachs Bank USA	12/4/2017	-	(1,977)
INR	51,661,280	USD	788,000	UBS AG	12/4/2017	-	(4,015)
JPY	4,220,050,000	USD	37,664,860	BNP Paribas SA	7/3/2017	-	(144,967)
JPY	4,220,050,000	USD	37,654,643	Goldman Sachs Bank USA	7/3/2017	-	(134,750)
JPY	5,996,700,000	USD	52,746,230	HSBC Bank USA	8/15/2017	661,007	—
JPY	646,800,000	USD	5,705,671	Standard Chartered Bank	8/15/2017	54,797	—
KRW	8,237,966,003	USD	7,327,196	Credit Suisse International	9/18/2017	-	(119,419)
KRW	1,012,086,900	USD	891,000	Goldman Sachs Bank USA	4/24/2018	-	(2,160)
KRW	111,325,500	USD	99,000	BNP Paribas SA	4/27/2018	-	(1,224)
KRW	1,129,053,600	USD	1,002,000	JPMorgan Chase Bank	4/27/2018	-	(10,360)
KRW	1,124,500	USD	1,000	Morgan Stanley Bank, N.A.	4/27/2018	-	(12)
MXN	2,070,000	USD	112,681	Bank of America, N.A.	8/8/2017	763	—
MXN	89,712,436	USD	4,654,194	BNP Paribas SA	8/8/2017	262,393	—
MXN	2,107,000	USD	117,462	HSBC Bank USA	8/8/2017	-	(1,990)
MXN	44,228,000	USD	2,450,465	JPMorgan Chase Bank N.A.	8/8/2017	-	(26,600)
MXN	4,578,035	USD	253,000	Standard Chartered Bank	8/8/2017	-	(2,106)
MYR	19,392,185	USD	4,548,312	UBS AG	9/18/2017	-	(44,821)
NZD	6,160,000	USD	4,472,753	Bank of America, N.A.	7/5/2017	41,295	—
PEN	4,838,127	USD	1,471,689	BNP Paribas SA	8/22/2017	11,639	—
PLN	579,000	USD	149,927	Standard Chartered Bank London	8/4/2017	6,298	—
SEK	3,003,078	EUR	311,000	Morgan Stanley Bank, N.A.	7/5/2017	1,253	—
SEK	29,454,516	EUR	3,046,000	UBS AG	7/5/2017	17,222	—
SEK	16,485,000	USD	1,951,480	Standard Chartered Bank	8/15/2017	9,718	—
THB	50,420,878	USD	1,487,034	UBS AG	9/18/2017	-	(2,708)
USD	4,874,446	BRL	16,272,144	BNP Paribas SA	7/5/2017	-	(37,307)
USD	1,105,596	BRL	3,652,723	Deutsche Bank AG London	7/5/2017	3,021	—
USD	3,690,542	BRL	12,260,719	Goldman Sachs Bank USA	7/5/2017	-	(10,360)
USD	2,736,678	BRL	9,053,478	HSBC Bank USA	7/5/2017	3,883	—
USD	14,476,099	BRL	49,412,192	JPMorgan Chase Bank	7/5/2017	-	(438,988)
USD	10,461,626	BRL	36,600,000	Morgan Stanley Bank, N.A.	7/5/2017	-	(586,096)
USD	1,089,146	BRL	3,652,723	Deutsche Bank AG London	8/2/2017	-	(6,960)
USD	4,560,816	CAD	6,158,000	BNP Paribas SA	7/5/2017	-	(187,796)
USD	2,481,042	CAD	3,356,000	Citibank N.A.	7/5/2017	-	(106,867)
USD	349,906	CAD	466,000	Goldman Sachs Bank USA	7/5/2017	-	(9,440)
USD	5,662,191	CAD	7,422,000	JPMorgan Chase Bank N.A.	7/5/2017	-	(61,128)
USD	2,757,305	CHF	2,636,000	Royal Bank of Canada	8/15/2017	1,288	—
USD	4,088,076	CNH	27,931,780	Credit Suisse International	7/5/2017	-	(31,564)
USD	3,849,344	CNY	27,191,763	UBS AG	12/5/2017	-	(127,923)
USD	120,785	CZK	3,000,000	Citibank N.A.	7/24/2017	-	(10,551)
USD	634,493	CZK	16,000,000	JPMorgan Chase Bank	8/25/2017	-	(67,355)
USD	1,092,454	CZK	27,000,000	JPMorgan Chase Bank	9/29/2017	-	(94,473)
USD	10,614,964	DKK	71,595,447	Bank of America, N.A.	7/3/2017	-	(382,209)
USD	1,622,714	DKK	10,550,000	BNP Paribas SA	7/3/2017	2,217	—
USD	10,169,823	DKK	67,020,000	JPMorgan Chase Bank N.A.	7/3/2017	-	(124,555)
USD	1,625,827	DKK	10,740,000	Morgan Stanley Bank, N.A.	7/3/2017	-	(23,854)
USD	721,840	DKK	4,885,000	UBS AG	7/3/2017	-	(28,504)
USD	22,381,833	DKK	145,090,011	Bank of America, N.A.	10/2/2017	-	(15,710)
USD	5,682	DKK	39,000	BNP Paribas SA	10/2/2017	-	(339)
USD	13,923,454	DKK	90,924,000	HSBC Bank USA	10/2/2017	-	(112,483)
USD	783,167	DKK	5,080,000	JPMorgan Chase Bank N.A.	10/2/2017	-	(1,033)
USD	581,919	DKK	3,978,000	Bank of America, N.A.	1/2/2018	-	(35,478)
USD	1,342,618	DKK	9,122,000	Bank of America, N.A.	4/3/2018	-	(80,943)
USD	1,775,784	DKK	12,056,000	BNP Paribas SA	4/3/2018	-	(105,650)
USD	2,412,762	DKK	16,463,000	Goldman Sachs Bank USA	4/3/2018	-	(156,420)
USD	12,703,149	EUR	11,279,000	Bank of America, N.A.	8/15/2017	-	(206,241)
USD	1,318,157	EUR	1,178,000	Citibank N.A.	8/15/2017	-	(30,124)
USD	10,252,133	EUR	9,139,000	Goldman Sachs Bank USA	8/15/2017	-	(207,917)
USD	2,463,718	EUR	2,179,000	JPMorgan Chase Bank N.A.	8/15/2017	-	(30,259)
USD	403,722	EUR	371,000	UBS AG	9/29/2017	-	(21,936)
USD	5,904,094	GBP	4,594,000	Bank of America, N.A.	7/5/2017	-	(79,360)
USD	9,928,031	GBP	7,716,000	Citibank N.A.	7/5/2017	-	(121,670)
USD	897,923	GBP	700,000	UBS AG	8/2/2017	-	(14,601)
USD	3,698,429	INR	239,954,070	Goldman Sachs Bank USA	7/20/2017	-	(6,688)
USD	651,000	INR	42,783,720	BNP Paribas SA	12/4/2017	1,736	—
USD	1,000	INR	65,735	Citibank N.A.	12/4/2017	2	—
USD	826,000	INR	54,309,500	JPMorgan Chase Bank	12/4/2017	1,827	—
USD	77,001,889	JPY	8,440,100,000	Goldman Sachs Bank USA	7/3/2017	1,962,102	—
USD	11,512,489	JPY	1,280,000,000	Royal Bank of Canada	7/11/2017	129,220	—
USD	37,688,339	JPY	4,220,050,000	BNP Paribas SA	7/18/2017	147,751	—
USD	37,678,345	JPY	4,220,050,000	Goldman Sachs Bank USA	7/18/2017	137,757	—
USD	667,117	JPY	73,900,000	Goldman Sachs Bank USA	8/15/2017	8,956	—
USD	891,000	KRW	1,011,106,800	UBS AG	4/24/2018	3,020	—
USD	1,102,000	KRW	1,238,648,000	JPMorgan Chase Bank	4/27/2018	14,104	—
USD	1,494,222	MXN	27,721,000	Citibank N.A.	8/8/2017	-	(24,996)
USD	1,462,000	MXN	27,540,753	JPMorgan Chase Bank N.A.	8/8/2017	-	(47,340)
USD	1,115,476	MXN	23,000,000	Global Financial Products, Inc.	11/30/2017	-	(123,203)
USD	3,773,007	MXN	78,900,000	BNP Paribas SA	3/1/2018	-	(420,617)
USD	686,000	MYR	2,977,240	Credit Suisse International	9/18/2017	-	(5,411)
USD	527,000	MYR	2,274,005	Goldman Sachs Bank USA	9/18/2017	-	(1,097)
USD	204,000	MYR	882,504	Morgan Stanley Bank, N.A.	9/18/2017	-	(946)
USD	4,361,640	NZD	6,160,000	Goldman Sachs Bank USA	7/5/2017	-	(152,408)
USD	1,195,781	NZD	1,637,000	JPMorgan Chase Bank N.A.	7/5/2017	-	(3,812)
USD	4,470,534	NZD	6,160,000	Bank of America, N.A.	8/2/2017	-	(41,317)
USD	1,907,583	NZD	2,603,000	JPMorgan Chase Bank N.A.	8/2/2017	1,033	—
USD	5,001,505	SEK	44,175,000	Bank of America, N.A.	8/15/2017	-	(253,934)
USD	19,767,246	SEK	174,290,000	Goldman Sachs Bank USA	8/15/2017	-	(967,801)
USD	712,025	SEK	6,165,000	HSBC Bank USA	8/15/2017	-	(21,417)
USD	139,239	SEK	1,205,000	UBS AG	8/15/2017	-	(4,118)
USD	1,417,584	SGD	1,963,000	Citibank N.A.	9/18/2017	-	(9,897)
USD	9,321,109	SGD	12,861,733	Standard Chartered Bank	9/18/2017	-	(31,860)
ZAR	16,807,238	USD	1,245,776	Goldman Sachs Bank USA	8/4/2017	32,392	—
						$10,313,009	($6,559,644)

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

Name of issuer	Exercise price	Expiration date	Number of contracts	Notional amounts		Premium	Value
Calls
Euro FX Futures	$98.75	Mar 2018	327	EUR	817,500	$34,728	($12,263)
10-Year U.S. Treasury Note	127.50	Aug 2017	38	USD	38,000	18,703	(7,719)
						$53,431	($19,982)
Puts
Euro BUND Futures	$160.50	Aug 2017	35	EUR	35,000	$21,553	($31,579)
10-Year U.S. Treasury Note	124.00	Aug 2017	38	USD	38,000	13,862	(12,469)
						$35,415	($44,048)
						$88,846	($64,030)

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Foreign currency options

Description	Counterparty (OTC)	Exercise price	Expiration date	Number of contracts		Notional amount	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	1,300,000	USD	1,300,000	$69,225	($51)
							$69,225	($51)
Puts
Canadian Dollar versus Japanese Yen	Goldman Sachs Bank USA	76.70	Jun 2018	2,800,000	CAD	2,800,000	$36,804	($29,624)
U.S. Dollar versus Korean Won	BNP Paribas SA	1075.00	Apr 2017	307,000	USD	307,000	6,493	(3,156)
U.S. Dollar versus Korean Won	Goldman Sachs Bank USA	1075.01	Apr 2017	2,587,000	USD	2,587,000	48,196	(26,049)
U.S. Dollar versus Korean Won	JPMorgan Chase Bank N.A.	1075.02	Apr 2017	2,973,000	USD	2,973,000	60,917	(30,565)
							$152,410	($89,394)
							$221,635	($89,445)

The accompanying notes are an integral part of the financial statements.

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John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Interest rate swaptions

Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date	Number of contracts		Notional amount	Premium	Value
Puts
10-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Pay	2.85%	Sep 2017	15,800,000	USD	15,800,000	$45,425	($7,821)
									$45,425	($7,821)

The accompanying notes are an integral part of the financial statements.

59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Inflation floors
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Number of contracts		Notional amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	2,000,000	USD	2,000,000	$25,800	($8)
								$25,800	($8)

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

SWAPS

Interest rate swaps
Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	400,000	BRL	Fixed 12.8%	BRL-CDI	At Maturity	At Maturity	Jan 2017	$89	$7,550	$7,639
Centrally cleared	15,900,000	BRL	Fixed 10.30%	BRL-CDI	At Maturity	At Maturity	Jan 2017	77,550	(114,277)	(36,727)
Centrally cleared	9,200,000	BRL	Fixed 9.9772%	BRL-CDI	At Maturity	At Maturity	Jan 2017	—	(50,011)	(50,011)
Centrally cleared	26,200,000	MXN	MXN-TIIE-Banxico	Fixed 7.74%	28 Days	28 Days	Feb 2017	(4,155)	65,363	61,208
Centrally cleared	24,700,000	MXN	MXN-TIIE-Banxico	Fixed 7.2775%	28 Days	28 Days	Mar 2017	—	28,025	28,025
Centrally cleared	18,200,000	MXN	MXN-TIIE-Banxico	Fixed 7.317%	28 Days	28 Days	Mar 2017	—	22,303	22,303
Centrally cleared	36,900,000	MXN	MXN-TIIE-Banxico	Fixed 6.08%	28 Days	28 Days	Mar 2017	(201,769)	60,585	(141,184)
Centrally cleared	650,000,000	JPY	Fixed .45%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2017	(16,581)	(22,015)	(38,596)
Centrally cleared	56,400,000	USD	USD-LIBOR-BBA	Fixed 1.00%	Semi-Annual	Quarterly	May 2017	(195,716)	(18,790)	(214,506)
Centrally cleared	56,400,000	USD	Fixed 1.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	May 2017	350,547	(78,597)	271,950
Centrally cleared	211,200,000	USD	USD-LIBOR-BBA	Fixed 1.75%	At Maturity	Quarterly	Jun 2017	17,408	210,540	227,948
Centrally cleared	211,200,000	USD	Fixed 2.25%	USD-LIBOR-BBA	At Maturity	Quarterly	Jun 2017	(14,552)	(407,067)	(421,619)
Centrally cleared	107,700,000	USD	Fixed 1.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2017	657,156	91,358	748,514
Centrally cleared	25,500,000	USD	Fixed 8.5%	USD-LIBOR-BBA	Quarterly	Quarterly	Jun 2017	(1,900)	(19,744)	(21,644)
Centrally cleared	7,000,000	USD	Fiixed 8.375%	USD-LIBOR-BBA	Quarterly	Quarterly	Jun 2017	—	(5,760)	(5,760)
Centrally cleared	4,900,000	EUR	Fixed 7.0%	IRS USD R 3ML - 1ML +7 06-12-17-22 CME	Quarterly	Quarterly	Jun 2017	—	(488)	(488)
Centrally cleared	22,500,000	GBP	GBP-LIBOR-BBA	Fixed .75%	Semi-Annual	Semi-Annual	Sep 2017	34,638	(38,497)	(3,859)
Centrally cleared	21,900,000	EUR	EUR-EURIBOR-Reuters	Fixed 0.00%	Annual	Semi-Annual	Sep 2017	41,677	(2,061)	39,616
Centrally cleared	15,900,000	CAD	CAD-BA-CDOR	Fixed 1.40%	Semi-Annual	Semi-Annual	Sep 2017	(15,058)	(6,741)	(21,799)
Centrally cleared	40,500,000	EUR	EUR-EURIBOR-Reuters	Fixed .25%	Annual	Semi-Annual	Sep 2017	(89,999)	(93,045)	(183,044)
Centrally cleared	7,500,000	GBP	Fixed 1.%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2017	4,997	16,332	21,329
Centrally cleared	21,900,000	GBP	Fixed 1.507%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2017	(439,514)	131,102	(308,412)
Centrally cleared	11,600,000	EUR	EUR-EURIBOR-Reuters	Fixed 1.%	Annual	Semi-Annual	Sep 2017	203,939	(133,928)	70,011
Centrally cleared	6,000,000	EUR	EUR-EURIBOR-Reuters	Fixed 1.%	Annual	Semi-Annual	Sep 2017	70,382	(34,169)	36,213
Centrally cleared	250,000,000	JPY	Fixed .30%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Sep 2017	(2,298)	(2,658)	(4,956)
Centrally cleared	3,400,000	CAD	Fixed 1.85%	CAD-BA-CDOR	Semi-Annual	Semi-Annual	Sep 2017	49,750	16,297	66,047
Centrally cleared	96,400,000	USD	Fixed 2.25%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2017	(1,137,876)	301,558	(836,318)
Centrally cleared	73,900,000	USD	Fixed 1.75%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2017	1,763,028	(335,841)	1,427,187
Centrally cleared	7,510,000	USD	Fixed 1.75%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2017	(180,801)	503,124	322,323
Centrally cleared	3,900,000	USD	USD-LIBOR-BBA	Fixed 2.50%	Semi-Annual	Quarterly	Dec 2017	62,589	(15,212)	47,377
Centrally cleared	9,000,000,000	JPY	JPY-LIBOR-BBA	Fixed .15%	Semi-Annual	Semi-Annual	Mar 2018	9,888	85,870	95,758
Centrally cleared	18,600,000	USD	Fixed 2.0%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2023	105,400	(82,405)	22,995
Centrally cleared	1,400,000	SEK	SEK-STIBOR-SIDE	Fixed 1.02%	Annual	Quarterly	Jan 2025	—	2,335	2,335
Centrally cleared	1,600,000	SEK	SEK-STIBOR-SIDE	Fixed 1.03%	Annual	Quarterly	Jan 2025	—	2,874	2,874
Centrally cleared	1,400,000	SEK	SEK-STIBOR-SIDE	Fixed 1.03%	Annual	Quarterly	Jan 2025	—	2,466	2,466
Centrally cleared	1,700,000	SEK	SEK-STIBOR-SIDE	Fixed 1.01%	Annual	Quarterly	Jan 2025	—	2,677	2,677
Centrally cleared	4,000,000	SEK	SEK-STIBOR-SIDE	Fixed 1.085%	Annual	Quarterly	Jan 2025	—	8,904	8,904
Centrally cleared	3,400,000	SEK	SEK-STIBOR-SIDE	Fixed 1.080%	Annual	Quarterly	Jan 2025	—	7,410	7,410
Centrally cleared	2,500,000	AUD	Fixed 3.50%	AUD-BBR-BBSW	Semi-Annual	Semi-Annual	Dec 2025	(54,546)	(47,552)	(102,098)
Centrally cleared	1,740,000,000	JPY	JPY-LIBOR-BBA	Fixed 1.50%	Semi-Annual	Semi-Annual	Jun 2033	263,173	2,162,505	2,425,678
Centrally cleared	2,400,000	USD	USD-LIBOR-BBA	Fixed 2.50%	Semi-Annual	Quarterly	Jun 2036	88,218	(92,146)	(3,928)
Centrally cleared	15,300,000	USD	Fixed 2.0975%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2041	40,649	253,839	294,488
Centrally cleared	10,000,000	JPY	JPY-LIBOR-BBA	Fixed 1.50%	Semi-Annual	Semi-Annual	Dec 2044	(3,332)	(12,922)	(16,254)
Centrally cleared	560,000,000	JPY	Fixed 1.507%	JPY-LIBOR-BBA	Semi-Annual	Semi-Annual	Dec 2045	(1,668,660)	746,524	(922,136)
Centrally cleared	2,500,000	USD	Fixed 2.250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2046	(230,113)	398,193	168,080
Centrally cleared	500,000	USD	Fixed 1.75%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2047	98,286	(9,434)	88,852
Centrally cleared	1,950,000	GBP	Fixed 1.75%	GBP-LIBOR-BBA	Semi-Annual	Semi-Annual	Mar 2048	(107,855)	39,750	(68,105)
Centrally cleared	15,400,000	EUR	Fixed 1.507%	EUR-EURIBOR-Reuters	Annual	Semi-Annual	Mar 2048	(202,573)	581,328	378,755
Centrally cleared	3,800,000	EUR	EUR-EURIBOR-Reuters	Fixed 1.50%	Annual	Semi-Annual	Mar 2048	83,334	(176,793)	(93,459)
Centrally cleared	4,300,000	USD	Fixed 2.95%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Nov 2049	—	(261,419)	(261,419)
Centrally cleared	1,200,000	USD	Fixed 2.95250%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Nov 2049	—	(72,331)	(72,331)
	13,436,660,000							($544,600)	$3,614,909	$3,070,309

The accompanying notes are an integral part of the financial statements.

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John Hancock Variable Insurance Trust

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Credit default swaps - buyer
Counterparty (OTC)/Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed rate payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	Computer Sciences Corporation	2,050,000	USD	$2,050,000	(0.970)%	Quarterly	Mar 2018	—	($13,762)	($13,762)
Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Quarterly	Jun 2018	—	(43,433)	(43,433)
Barclays Capital	Japan	800,000	USD	800,000	(1.000)%	Quarterly	Jun 2022	($28,309)	(255)	(28,564)
Barclays Capital	Springleaf Finance Corporation	1,400,000	USD	1,400,000	(5.000)%	Quarterly	Jun 2020	(91,499)	(39,375)	(130,874)
BNP Paribas	COMMERZBANK Aktiengesellschaft	1,200,000	EUR	1,307,340	(1.000)%	Quarterly	Jun 2022	63,367	(11,601)	51,766
BNP Paribas	Credit Suisse Group Ltd	2,700,000	EUR	2,933,686	(1.000)%	Quarterly	Jun 2022	43,834	(64,486)	(20,652)
BNP Paribas	Japan	2,000,000	USD	2,000,000	(1.000)%	Quarterly	Jun 2022	(70,890)	(512)	(71,402)
Goldman Sachs International	Japan	900,000	USD	900,000	(1.000)%	Quarterly	Jun 2022	(31,791)	(339)	(32,130)
				$14,391,026				($115,288)	($173,763)	($289,051)
Centrally cleared	Ally Financial Inc.	1,300,000	USD	1,300,000	(5.000)%	Quarterly	Jun 2018	(46,267)	(13,425)	(59,692)
Centrally cleared	Altria Group, Inc.	1,500,000	USD	1,500,000	(1.000)%	Quarterly	Dec 2017	(36,904)	(6,039)	(42,943)
Centrally cleared	BASF SE	400,000	EUR	425,960	(1.000)%	Quarterly	Dec 2020	(9,930)	(3,557)	(13,487)
Centrally cleared	Bayer Aktiengesellschaft	500,000	EUR	534,100	(1.000)%	Quarterly	Dec 2020	(9,649)	(6,020)	(15,669)
Centrally cleared	British American Tobacco PLC	800,000	EUR	860,100	(1.000)%	Quarterly	Dec 2020	(14,796)	(6,978)	(21,774)
Centrally cleared	Fortum Oyj	200,000	EUR	212,510	(1.000)%	Quarterly	Dec 2020	(3,087)	(2,044)	(5,131)
Centrally cleared	iTraxx Europe Series 27 Version 1	15,100,000	EUR	16,366,249	(1.000)%	Quarterly	Jun 2022	(203,194)	(173,239)	(376,433)
Centrally cleared	Koninklijke DSM N.V.	1,000,000	EUR	1,072,765	(1.000)%	Quarterly	Dec 2020	(27,276)	(5,289)	(32,565)
Centrally cleared	Pfizer Inc.	1,000,000	USD	1,000,000	(1.000)%	Quarterly	Dec 2020	(24,717)	(4,305)	(29,022)
Centrally cleared	Reynolds American Inc.	1,600,000	USD	1,600,000	(1.000)%	Quarterly	Dec 2020	(40,420)	(5,441)	(45,861)
Centrally cleared	Telia Company AB	300,000	EUR	318,225	(1.000)%	Quarterly	Dec 2020	(6,303)	(2,088)	(8,391)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	(1.000)%	Quarterly	Dec 2020	(3,164)	(1,490)	(4,654)
Centrally cleared	UnitedHealth Group Incorporated	1,100,000	USD	1,100,000	(1.000)%	Quarterly	Dec 2017	(25,775)	(7,466)	(33,241)
				$26,506,859				$(451,482)	$(237,381)	$(688,863)
				$40,897,885				$(566,770)	$(411,144)	$(977,914)

The accompanying notes are an integral part of the financial statements.

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John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Credits default swaps - seller

Counterparty (OTC)/Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Receive fixed rate	Fixed rate payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A	Shire PLC	Baa3	200,000	EUR	$212,750	1.000%	Quarterly	Dec 2021	$(6,752)	$4,543	$(2,209)
Citibank N.A	Tesco PLC	1.53%	3,000,000	EUR	3,228,590	1.000%	Quarterly	Jun 2022	(144,771)	58,287	(86,484)
Credit Suisse	Exelon Generation Company, LLC	1.46%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(39,248)	7,579	(31,669)
Goldman Sachs International	United Mexican States	1.13%	700,000	USD	700,000	1.000%	Quarterly	Jun 2022	(10,022)	5,983	(4,039)
HSBC	United Mexican States	1.13%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(15,750.00)	9,403	(6,347)
					$6,741,340				$(216,543)	$85,795	$(130,748)
Centrally cleared	CDX.NA.IG.27	0.52%	1,200,000	USD	1,200,000	1.000%	Quarterly	Dec 2021	18,338	6,732	25,070
Centrally cleared	CDX.NA.IG.28	0.61%	20,500,000	USD	20,500,000	1.000%	Quarterly	Jun 2022	306,519	80,286	386,805
Centrally cleared	Royal Dutch Shell PLC	0.93%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(19,429)	24,492	5,063
Centrally cleared	Telecom Italia SPA	1.99%	400,000	EUR	448,600	1.000%	Quarterly	Jun 2024	(30,027)	924	(29,103)
					$22,887,345				$275,401	$112,434	$387,835
					$29,628,685				$58,858	$198,229	$257,087

The accompanying notes are an integral part of the financial statements.

63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Currency Swaps

Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received	Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Value
Bank of America	Floating rate equal to 3 Month CAD-LIBOR less 0.1260% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Nov 2018	CAD	10,700,000	8,167,921	($28,563)	$115,976	$87,413
Bank of America	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Mar 2019	GBP	4,600,000	5,842,000	($19,318)	$164,467	$145,149
Citibank NA	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Mar 2020	GBP	14,400,000	17,611,200	($34,953)	$1,157,743	$1,122,790
Deutsche Bank AG	Floating rate equal to 3 Month GBP-LIBOR less 0.0550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2026	GBP	800,000	976,000	$3,639	$61,046	$64,685
Goldman Sachs	Floating rate equal to 3 Month CAD-LIBOR less 0.1260% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Nov 2018	CAD	50,900,000	38,371,655	($98,541)	$997,590	$899,049
Goldman Sachs	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Mar 2020	GBP	21,600,000	26,416,800	(34,750)	$1,718,934	1,684,184
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Mar 2019	GBP	10,600,000	13,462,000	(44,516)	$378,991	334,475
Royal Bank of Scotland	Floating rate equal to 3 Month GBP-LIBOR less 0.0550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of the currency delivered	Quarterly	Oct 2026	GBP	1,500,000	1,830,000	44,025	$76,960	120,985
								($212,977)	$4,671,707	$4,458,730

The accompanying notes are an integral part of the financial statements.

64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Volatility swaps

Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Deutsche Bank	EUR versus CHF	CHF	6,000	$6,088	Receive	6.750%	At Maturity	Jun 2019	-	$6,750	$6,750
Deutsche Bank	EUR versus CHF	CHF	4,000	4,033	Receive	6.800%	At Maturity	Jun 2019	-	4,778	4,778
Deutsche Bank	USD versus CHF	CHF	4,000	4,033	Pay	9.000%	At Maturity	Jun 2019	-	(3,567)	(3,567)
Deutsche Bank	USD versus CHF	CHF	6,000	6,088	Pay	9.000%	At Maturity	Jun 2019	-	(5,286)	(5,286)
				$20,242					-	$2,675	$2,675

The accompanying notes are an integral part of the financial statements.

65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Derivatives currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	Chinese Yuan Renminbi (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Derivatives abbreviations

BBA	British Bankers' Association
BBSW	Bank Bill Swap Rate
CDI	Credit Default Insurance
CDOR	Canadian dollar offered rate
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CPURNSA	US CPI Urban Consumers NSA
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
STIBOR	Stockholm Interbank Offered Rate
TIIE	Equilibrium interbank interest rate

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury Notes 1.375%, 09/30/2020		$2,000,000	$1,985,077
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,998,125)			$1,985,077

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Argentina - 0.5%
Republic of Argentina
5.625%, 01/26/2022 (L)		230,000	235,520
6.875%, 04/22/2021 to 01/26/2027		530,000	555,520
7.500%, 04/22/2026		200,000	215,000
7.625%, 04/22/2046 (L)		200,000	204,800
			1,210,840
Brazil - 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023	BRL	2,139,000	638,622
Indonesia - 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,977
Mexico - 0.1%
Government of Mexico 6.500%, 06/09/2022	MXN	5,956,000	326,257
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,286,307)			$2,181,696

CORPORATE BONDS - 85.6%
Consumer discretionary - 20.9%
Adient Global Holdings, Ltd. 4.875%, 08/15/2026(S)		$930,000	932,325
Alpine Finance Merger Sub LLC 6.875%, 08/01/2025(S)		140,000	142,450
Altice Financing SA
6.625%, 02/15/2023 (S)		760,000	806,314
7.500%, 05/15/2026 (S)		200,000	222,000
AMC Entertainment Holdings, Inc. 6.125%, 05/15/2027(S)		490,000	517,102
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022		70,000	71,750
Bossier Casino Venture Holdco, Inc., PIK 14.000%, 02/09/2018(S)		791,664	815,323
Brinker International, Inc. 5.000%, 10/01/2024(S)		380,000	378,100
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020		620,000	638,600
11.000%, 10/01/2021		750,000	802,500
CalAtlantic Group, Inc. 5.250%, 06/01/2026		670,000	695,125

High Yield Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carmike Cinemas, Inc. 6.000%, 06/15/2023(S)		$530,000	$559,150
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022 (S)		440,000	468,050
8.000%, 05/01/2022		590,000	627,613
CCM Merger, Inc. 6.000%, 03/15/2022(S)		438,000	448,950
CCO Holdings LLC
5.125%, 05/01/2027 (S)		340,000	347,650
5.750%, 02/15/2026 (S)		1,020,000	1,091,400
CEC Entertainment, Inc. 8.000%, 02/15/2022		230,000	239,775
Century Communities, Inc. 5.875%, 07/15/2025(S)		720,000	716,400
Charter Communications Operating LLC
4.908%, 07/23/2025		1,850,000	1,998,762
6.484%, 10/23/2045		450,000	540,767
CSC Holdings LLC
6.625%, 10/15/2025 (S)		720,000	792,072
10.125%, 01/15/2023 (S)		355,000	411,800
10.875%, 10/15/2025 (S)		290,000	349,088
CTP Transportation Products LLC 8.250%, 12/15/2019(S)		630,000	586,688
DISH DBS Corp.
5.875%, 07/15/2022 to 11/15/2024		1,700,000	1,818,828
6.750%, 06/01/2021		220,000	244,200
7.750%, 07/01/2026		830,000	983,550
ESH Hospitality, Inc. 5.250%, 05/01/2025(S)		770,000	797,913
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2049(H)(S)		3,600,425	360
GameStop Corp.
5.500%, 10/01/2019 (S)		530,000	545,238
6.750%, 03/15/2021 (L)(S)		410,000	425,990
General Motors Company
6.600%, 04/01/2036		140,000	162,366
6.750%, 04/01/2046		60,000	71,247
Gibson Brands, Inc. 8.875%, 08/01/2018(S)		990,000	879,863
GLP Capital LP 5.375%, 04/15/2026		670,000	731,834
Great Canadian Gaming Corp. 6.625%, 07/25/2022(S)	CAD	870,000	694,363
Guitar Center, Inc.
6.500%, 04/15/2019 (L)(S)		$440,000	382,250
9.625%, 04/15/2020 (L)(S)		1,140,000	684,000
Hanesbrands, Inc.
4.625%, 05/15/2024 (S)		200,000	203,000
4.875%, 05/15/2026 (S)		180,000	182,700
Hilton Worldwide Finance LLC
4.625%, 04/01/2025 (S)		110,000	113,438
4.875%, 04/01/2027 (S)		540,000	564,975
iHeartCommunications, Inc., PIK 14.000%, 02/01/2021		877,081	188,572

The accompanying notes are an integral part of the financial statements.

67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
IHO Verwaltungs GmbH, PIK
4.125%, 09/15/2021 (S)	$260,000	$264,875
4.750%, 09/15/2026 (S)	250,000	252,813
Jack Ohio Finance LLC 6.750%, 11/15/2021(S)	530,000	553,850
Jo-Ann Stores Holdings, Inc., PIK 9.750%, 10/15/2019(S)	250,000	246,250
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027(S)	705,000	719,981
Landry’s, Inc. 6.750%, 10/15/2024(S)	720,000	737,100
Lennar Corp. 4.500%, 04/30/2024	300,000	310,080
Levi Strauss & Company 5.000%, 05/01/2025	710,000	741,950
Lions Gate Entertainment Corp. 5.875%, 11/01/2024(S)	250,000	263,125
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026	500,000	503,125
MGM Resorts International
4.625%, 09/01/2026 (L)	370,000	373,700
6.625%, 12/15/2021	130,000	145,925
7.750%, 03/15/2022	610,000	715,988
Mohegan Tribal Gaming Authority 7.875%, 10/15/2024(S)	300,000	312,000
Monitronics International, Inc. 9.125%, 04/01/2020(L)	390,000	371,475
Murphy Oil USA, Inc. 5.625%, 05/01/2027	490,000	509,600
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)	350,000	359,299
4.750%, 12/15/2021 (S)	810,000	840,772
Netflix, Inc. 5.875%, 02/15/2025	1,080,000	1,196,100
New Red Finance, Inc.
4.250%, 05/15/2024 (S)	340,000	337,855
6.000%, 04/01/2022 (S)	560,000	580,300
Newell Brands, Inc. 5.000%, 11/15/2023	250,000	267,510
PetSmart, Inc.
5.875%, 06/01/2025 (S)	450,000	433,688
7.125%, 03/15/2023 (S)	200,000	178,000
8.875%, 06/01/2025 (S)	670,000	618,812
PulteGroup, Inc. 5.500%, 03/01/2026	470,000	500,550
Sally Holdings LLC 5.625%, 12/01/2025	570,000	583,538
Scientific Games International, Inc.
7.000%, 01/01/2022 (S)	900,000	958,500
10.000%, 12/01/2022	720,000	789,300
Service Corp. International
5.375%, 05/15/2024	200,000	211,230
7.500%, 04/01/2027	480,000	576,000

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Shea Homes LP
5.875%, 04/01/2023 (S)	$100,000	$102,950
6.125%, 04/01/2025 (S)	970,000	1,001,525
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025(S)	562,000	599,233
Speedway Motorsports, Inc. 5.125%, 02/01/2023	610,000	619,150
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025(S)	640,000	624,000
Taylor Morrison Communities, Inc. 5.875%, 04/15/2023(S)	840,000	896,700
The EW Scripps Company 5.125%, 05/15/2025(S)	420,000	432,600
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026	430,000	445,050
5.125%, 11/15/2023	430,000	450,425
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025(S)	380,000	389,500
The ServiceMaster Company LLC 5.125%, 11/15/2024(S)	690,000	714,150
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	562,975
Univision Communications, Inc. 5.125%, 02/15/2025(S)	200,000	198,250
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)	545,000	549,088
8.500%, 10/15/2022 (S)	510,000	535,500
Virgin Media Finance PLC 6.000%, 10/15/2024(S)	1,280,000	1,356,800
Virgin Media Secured Finance PLC 5.500%, 08/15/2026(S)	200,000	209,500
William Lyon Homes, Inc.
5.750%, 04/15/2019	240,000	243,000
7.000%, 08/15/2022	180,000	186,300
ZF North America Capital, Inc.
4.500%, 04/29/2022 (S)	560,000	588,000
4.750%, 04/29/2025 (S)	520,000	548,600
Ziggo Secured Finance BV 5.500%, 01/15/2027(S)	690,000	704,663
		52,285,691
Consumer staples - 4.0%
Alliance One International, Inc.
8.500%, 04/15/2021 (L)(S)	280,000	291,900
9.875%, 07/15/2021 (L)	790,000	687,300
Aramark Services, Inc. 5.000%, 04/01/2025(S)	520,000	549,250
Beverages & More, Inc. 11.500%, 06/15/2022(S)	760,000	744,800
Carolina Beverage Group LLC 10.625%, 08/01/2018(S)	750,000	751,875
Central Garden & Pet Company 6.125%, 11/15/2023	380,000	404,700
Cott Holdings, Inc. 5.500%, 04/01/2025(S)	610,000	622,200

The accompanying notes are an integral part of the financial statements.

68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
DS Services of America, Inc. 10.000%, 09/01/2021(S)	$450,000	$477,000
FAGE International SA 5.625%, 08/15/2026(S)	300,000	308,940
Kraft Heinz Foods Company
4.875%, 02/15/2025 (S)	408,000	437,305
7.125%, 08/01/2039 (S)	440,000	578,839
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)	700,000	721,000
4.875%, 11/01/2026 (S)	620,000	642,475
Post Holdings, Inc. 5.750%, 03/01/2027(S)	310,000	318,525
Simmons Foods, Inc. 7.875%, 10/01/2021(S)	1,160,000	1,232,500
Spectrum Brands, Inc.
5.750%, 07/15/2025	860,000	922,436
6.125%, 12/15/2024	230,000	246,388
		9,937,433
Energy - 12.1%
Blue Racer Midstream LLC 6.125%, 11/15/2022(S)	630,000	634,725
Calumet Specialty Products Partners LP 11.500%, 01/15/2021(S)	750,000	866,250
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023 (L)	560,000	539,000
8.250%, 07/15/2025	240,000	244,800
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	740,000	789,025
Chesapeake Energy Corp.
5.375%, 06/15/2021	280,000	261,800
5.750%, 03/15/2023	760,000	689,700
8.000%, 01/15/2025 (L)(S)	280,000	277,200
Concho Resources, Inc. 5.500%, 04/01/2023	220,000	226,050
Continental Resources, Inc.
4.500%, 04/15/2023	110,000	105,050
4.900%, 06/01/2044	330,000	275,550
Covey Park Energy LLC 7.500%, 05/15/2025(S)	500,000	500,000
CrownRock LP 7.750%, 02/15/2023(S)	590,000	622,450
DCP Midstream LLC 6.750%, 09/15/2037(S)	590,000	634,250
Diamondback Energy, Inc.
4.750%, 11/01/2024 (S)	220,000	218,900
5.375%, 05/31/2025 (S)	220,000	223,300
Endeavor Energy Resources LP 7.000%, 08/15/2021(S)	480,000	496,800
Ensco PLC 5.750%, 10/01/2044	90,000	59,400
EP Energy LLC
6.375%, 06/15/2023	660,000	387,750
7.750%, 09/01/2022	160,000	94,400
8.000%, 02/15/2025 (S)	910,000	677,950

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Exterran Energy Solutions LP 8.125%, 05/01/2025(S)	$480,000	$489,600
Extraction Oil & Gas Holdings LLC 7.875%, 07/15/2021(S)	1,000,000	1,027,500
Gulfport Energy Corp. 6.375%, 05/15/2025(S)	480,000	472,800
Holly Energy Partners LP 6.000%, 08/01/2024(S)	210,000	218,400
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	680,000	601,800
9.875%, 04/01/2022 (S)	960,000	931,200
Laredo Petroleum, Inc. 7.375%, 05/01/2022	180,000	181,800
MEG Energy Corp.
6.375%, 01/30/2023 (S)	188,000	145,348
7.000%, 03/31/2024 (S)	180,000	139,950
Murray Energy Corp. 11.250%, 04/15/2021(S)	760,000	573,800
NGL Energy Partners LP 7.500%, 11/01/2023(S)	900,000	887,625
Oasis Petroleum, Inc. 6.875%, 03/15/2022(L)	710,000	688,700
Parsley Energy LLC 6.250%, 06/01/2024(S)	230,000	241,500
Petrobras Global Finance BV
6.850%, 06/05/2115	410,000	362,338
7.375%, 01/17/2027	290,000	306,820
Pride International, Inc. 7.875%, 08/15/2040	360,000	303,300
QEP Resources, Inc.
5.250%, 05/01/2023	430,000	406,350
6.875%, 03/01/2021	320,000	332,000
Range Resources Corp.
4.875%, 05/15/2025	240,000	228,000
5.000%, 03/15/2023 (S)	400,000	391,000
5.875%, 07/01/2022 (S)	120,000	121,800
Rice Energy, Inc.
6.250%, 05/01/2022	870,000	909,150
7.250%, 05/01/2023	20,000	21,550
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	270,000	286,875
6.875%, 04/15/2040 (S)	1,250,000	1,362,500
7.500%, 07/15/2038 (S)	100,000	112,750
Rose Rock Finance Corp. 5.625%, 11/15/2023	740,000	703,000
RSP Permian, Inc.
5.250%, 01/15/2025 (S)	800,000	801,000
6.625%, 10/01/2022	460,000	477,250
Sanchez Energy Corp.
6.125%, 01/15/2023	150,000	120,000
7.750%, 06/15/2021 (L)	380,000	343,900
SemGroup Corp. 6.375%, 03/15/2025(S)	70,000	67,725
Shelf Drilling Holdings, Ltd. 9.500%, 11/02/2020(S)	679,808	659,414

The accompanying notes are an integral part of the financial statements.

69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Summit Midstream Holdings LLC 5.500%, 08/15/2022	$120,000	$119,850
Targa Resources Partners LP
4.250%, 11/15/2023	760,000	741,950
5.125%, 02/01/2025 (S)	170,000	175,100
5.375%, 02/01/2027 (S)	30,000	31,050
Teine Energy, Ltd. 6.875%, 09/30/2022(S)	630,000	638,663
Tesoro Logistics LP
5.250%, 01/15/2025	120,000	126,000
5.500%, 10/15/2019	150,000	158,250
6.250%, 10/15/2022	70,000	74,375
6.375%, 05/01/2024	170,000	184,025
The Williams Companies, Inc.
3.700%, 01/15/2023	300,000	295,500
4.550%, 06/24/2024	910,000	935,025
7.500%, 01/15/2031	880,000	1,042,800
8.750%, 03/15/2032	60,000	76,950
Transocean, Inc. 6.800%, 03/15/2038(L)	360,000	262,800
Trinidad Drilling, Ltd. 6.625%, 02/15/2025(S)	930,000	883,500
WPX Energy, Inc. 8.250%, 08/01/2023	870,000	943,950
		30,430,883
Financials - 7.6%
Ally Financial, Inc.
3.500%, 01/27/2019	650,000	658,938
8.000%, 11/01/2031	80,000	98,000
American Greetings Corp. 7.875%, 02/15/2025(S)	820,000	886,625
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025(S)	750,000	710,625
Banco Mercantil del Norte SA 6.875%, 07/06/2022(P)(Q)(S)	200,000	206,738
Bank of America Corp. (6.500% to 10/23/2024, then 3 month LIBOR + 4.174%) 10/23/2024(Q)	280,000	311,340
Barclays Bank PLC 7.625%, 11/21/2022	200,000	228,750
Barclays PLC 4.836%, 05/09/2028	200,000	204,479
BNP Paribas SA (7.375% to 08/19/2025, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025(Q)(S)	390,000	433,875
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023	1,110,000	1,196,025
5.375%, 05/15/2020	1,020,000	1,097,775
Citigroup, Inc. (5.950% to 05/15/2025, then 3 month LIBOR + 3.905%) 05/15/2025(Q)	780,000	835,793

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (6.300% to 05/15/2024, then 3 month LIBOR + 3.423%) 05/15/2024(Q)	$1,060,000	$1,128,900
CNO Financial Group, Inc.
4.500%, 05/30/2020	70,000	72,625
5.250%, 05/30/2025	1,010,000	1,069,590
Compiler Finance Sub, Inc. 7.000%, 05/01/2021(S)	430,000	215,538
Cooperatieve Rabobank UA 5.250%, 08/04/2045	270,000	315,777
Credit Agricole SA (8.125% to 12/23/2025, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025(Q)(S)	290,000	336,893
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	590,000	625,400
Fidelity & Guaranty Life Holdings, Inc. 6.375%, 04/01/2021(S)	340,000	350,200
FirstCash, Inc. 5.375%, 06/01/2024(S)	530,000	553,188
Genworth Holdings, Inc.
4.900%, 08/15/2023	320,000	265,600
7.700%, 06/15/2020	570,000	558,999
HSBC Holdings PLC (6.375% to 03/30/2025, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025(Q)	620,000	659,680
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022(S)	380,000	390,450
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	590,000	613,575
6.500%, 06/15/2022	120,000	127,350
6.625%, 07/26/2021	210,000	226,013
6.750%, 06/25/2025	650,000	669,910
8.000%, 03/25/2020	688,000	768,840
8.450%, 06/15/2018	600,000	631,800
Quicken Loans, Inc. 5.750%, 05/01/2025(S)	1,000,000	1,032,500
Royal Bank of Scotland Group PLC (8.625% to 08/15/2021, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021(Q)	470,000	512,300
The Royal Bank of Scotland NV 7.750%, 05/15/2023	210,000	247,488
TMX Finance LLC 8.500%, 09/15/2018(S)	790,000	750,500
		18,992,079
Health care - 7.5%
AMAG Pharmaceuticals, Inc. 7.875%, 09/01/2023(S)	450,000	432,563
BioScrip, Inc. 8.875%, 02/15/2021(L)	620,000	561,100

The accompanying notes are an integral part of the financial statements.

70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Centene Corp.
4.750%, 01/15/2025	$1,070,000	$1,099,425
6.125%, 02/15/2024	250,000	270,295
Community Health Systems, Inc.
6.250%, 03/31/2023	710,000	732,969
8.000%, 11/15/2019	90,000	90,450
DaVita, Inc.
5.125%, 07/15/2024	50,000	50,750
5.750%, 08/15/2022	180,000	184,950
DJO Finance LLC 10.750%, 04/15/2020	90,000	76,275
DJO Finco, Inc. 8.125%, 06/15/2021(S)	950,000	883,500
Eagle Holding Company II LLC, PIK 7.625%, 05/15/2022(S)	360,000	370,350
Greatbatch, Ltd. 9.125%, 11/01/2023(S)	340,000	362,100
HCA, Inc.
4.500%, 02/15/2027	340,000	349,775
5.250%, 04/15/2025 to 06/15/2026	480,000	517,400
5.375%, 02/01/2025	1,160,000	1,223,568
5.500%, 06/15/2047	1,220,000	1,262,700
7.500%, 02/15/2022	210,000	241,763
Immucor, Inc. 11.125%, 08/15/2019	100,000	100,875
Mallinckrodt International Finance SA 4.750%, 04/15/2023(L)	140,000	119,350
MPH Acquisition Holdings LLC 7.125%, 06/01/2024(S)	1,400,000	1,492,750
Patheon Holdings I BV 7.500%, 02/01/2022(S)	150,000	159,375
Tenet Healthcare Corp.
4.375%, 10/01/2021	180,000	182,700
6.750%, 06/15/2023 (L)	340,000	340,000
7.500%, 01/01/2022 (S)	370,000	401,376
8.125%, 04/01/2022	1,230,000	1,306,875
Universal Hospital Services, Inc. 7.625%, 08/15/2020	700,000	711,375
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)	50,000	48,188
5.500%, 03/01/2023 (S)	1,950,000	1,655,043
5.625%, 12/01/2021 (S)	270,000	243,675
5.875%, 05/15/2023 (S)	800,000	686,000
6.125%, 04/15/2025 (L)(S)	220,000	186,175
6.375%, 10/15/2020 (L)(S)	110,000	106,563
6.500%, 03/15/2022 (S)	150,000	157,313
7.000%, 10/01/2020 to 03/15/2024 (S)	1,980,000	1,984,951
7.250%, 07/15/2022 (S)	70,000	65,800
7.500%, 07/15/2021 (S)	130,000	125,938
		18,784,255

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials - 10.2%
ACCO Brands Corp. 5.250%, 12/15/2024(S)	$440,000	$457,050
Ahern Rentals, Inc. 7.375%, 05/15/2023(S)	130,000	106,600
Allison Transmission, Inc. 5.000%, 10/01/2024(S)	790,000	809,750
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/2021(S)	734,342	766,506
American Airlines 2013-2 Class B Pass Through Trust 5.600%, 01/15/2022(S)	700,263	730,900
American Builders & Contractors Supply Company, Inc.
5.625%, 04/15/2021 (S)	352,000	362,120
5.750%, 12/15/2023 (S)	350,000	370,125
Arconic, Inc. 5.125%, 10/01/2024	480,000	498,000
Ashtead Capital, Inc. 6.500%, 07/15/2022(S)	520,000	538,850
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/2019(S)	380,000	387,600
Blueline Rental Finance Corp. 9.250%, 03/15/2024(S)	820,000	852,800
CBC Ammo LLC 7.250%, 11/15/2021(S)	1,210,000	1,219,075
Covanta Holding Corp. 5.875%, 07/01/2025	560,000	543,200
Flexi-Van Leasing, Inc. 7.875%, 08/15/2018(S)	1,130,000	1,118,700
GFL Environmental, Inc. 9.875%, 02/01/2021(S)	650,000	706,875
H&E Equipment Services, Inc. 7.000%, 09/01/2022	1,080,000	1,123,200
International Lease Finance Corp. 8.625%, 01/15/2022	30,000	36,938
Michael Baker Holdings LLC, PIK 8.875%, 04/15/2019(S)	819,963	803,564
Michael Baker International LLC 8.250%, 10/15/2018(S)	240,000	238,800
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021(S)	940,000	796,650
Neovia Logistics Services LLC, PIK 10.000%, 04/01/2020(S)	707,432	318,344
Park Aerospace Holdings, Ltd.
5.250%, 08/15/2022 (S)	730,000	763,084
5.500%, 02/15/2024 (S)	1,320,000	1,378,740
Park-Ohio Industries, Inc. 6.625%, 04/15/2027(S)	420,000	441,000
Prime Security Services Borrower LLC 9.250%, 05/15/2023(S)	570,000	619,396
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(S)	570,000	594,225
Tennant Company 5.625%, 05/01/2025(S)	780,000	819,000

The accompanying notes are an integral part of the financial statements.

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High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Terex Corp. 5.625%, 02/01/2025(S)	$690,000	$709,838
The ADT Corp.
4.125%, 06/15/2023	240,000	237,900
6.250%, 10/15/2021	430,000	468,163
The Hertz Corp. 5.875%, 10/15/2020	690,000	667,575
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 02/15/2023	601,665	630,996
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 10/11/2023	277,233	287,282
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027	1,420,000	1,466,100
5.750%, 11/15/2024	620,000	649,450
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	661,997	725,879
West Corp.
4.750%, 07/15/2021 (S)	160,000	163,000
5.375%, 07/15/2022 (S)	1,260,000	1,272,600
XPO CNW, Inc. 6.700%, 05/01/2034	180,000	176,400
XPO Logistics, Inc.
6.125%, 09/01/2023 (S)	440,000	458,150
6.500%, 06/15/2022 (S)	190,000	199,738
		25,514,163
Information technology - 2.0%
Alliance Data Systems Corp. 5.375%, 08/01/2022(S)	700,000	707,000
CDK Global, Inc. 4.875%, 06/01/2027(S)	250,000	256,875
CDW LLC 5.000%, 09/01/2025	480,000	498,000
CommScope Technologies LLC 5.000%, 03/15/2027(S)	420,000	418,950
Dell International LLC
5.875%, 06/15/2021 (S)	630,000	659,925
7.125%, 06/15/2024 (L)(S)	360,000	395,742
First Data Corp.
5.000%, 01/15/2024 (S)	550,000	565,637
7.000%, 12/01/2023 (S)	60,000	64,050
Interface Security Systems Holdings, Inc. 9.250%, 01/15/2018	420,000	417,900
j2 Cloud Services LLC 6.000%, 07/15/2025(S)	560,000	576,800
Match Group, Inc. 6.375%, 06/01/2024	340,000	369,750
		4,930,629
Materials - 8.7%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (S)	330,000	358,050

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
7.000%, 09/30/2026 (S)	$830,000	$910,925
Anglo American Capital PLC
4.125%, 04/15/2021 to 09/27/2022 (S)	660,000	676,900
4.750%, 04/10/2027 (S)	200,000	205,460
4.875%, 05/14/2025 (S)	330,000	343,200
ArcelorMittal
6.125%, 06/01/2025	50,000	56,000
7.250%, 03/01/2041	470,000	518,175
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)	400,000	409,836
6.000%, 02/15/2025 (S)	1,070,000	1,123,500
7.250%, 05/15/2024 (S)	850,000	929,688
BHP Billiton Finance USA, Ltd. (6.750% to 10/19/2025, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075(S)	450,000	514,166
Cemex SAB de CV
5.700%, 01/11/2025 (S)	220,000	233,475
6.125%, 05/05/2025 (L)(S)	270,000	290,925
Coeur Mining, Inc. 5.875%, 06/01/2024(S)	710,000	688,700
Crown Americas LLC 4.250%, 09/30/2026(S)	300,000	299,250
Eco Services Operations LLC 8.500%, 11/01/2022(S)	580,000	607,550
First Quantum Minerals, Ltd.
7.250%, 04/01/2023 (S)	500,000	491,250
7.500%, 04/01/2025 (S)	1,330,000	1,303,400
Flex Acquisition Company, Inc. 6.875%, 01/15/2025(S)	340,000	353,600
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	540,000	506,077
3.875%, 03/15/2023	260,000	241,800
5.450%, 03/15/2043	170,000	146,591
6.125%, 06/15/2019	190,000	192,375
6.625%, 05/01/2021	130,000	132,600
6.750%, 02/01/2022	200,000	207,000
6.875%, 02/15/2023	940,000	991,700
HIG BBC Intermediate Holdings LLC, PIK 11.250%, 09/15/2018(S)	374,293	379,907
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (S)	520,000	536,250
7.625%, 01/15/2025 (S)	890,000	932,275
Mercer International, Inc. 6.500%, 02/01/2024(S)	690,000	720,491
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018(H)(S)	933,844	23,346
Novelis Corp. 5.875%, 09/30/2026(S)	440,000	453,200
Pactiv LLC
7.950%, 12/15/2025	380,000	425,600
8.375%, 04/15/2027	1,510,000	1,732,725
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023(S)	160,000	166,200

The accompanying notes are an integral part of the financial statements.

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High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Steel Dynamics, Inc. 5.000%, 12/15/2026	$300,000	$307,875
Summit Materials LLC 5.125%, 06/01/2025(S)	260,000	266,500
Teck Resources, Ltd.
4.750%, 01/15/2022	490,000	507,150
6.250%, 07/15/2041	670,000	695,125
U.S. Concrete, Inc.
6.375%, 06/01/2024	360,000	379,800
6.375%, 06/01/2024 (S)	480,000	506,400
Valvoline, Inc. 5.500%, 07/15/2024(S)	650,000	687,375
Venator Finance Sarl 5.750%, 07/15/2025(S)	450,000	454,500
		21,906,912
Real estate - 2.0%
Care Capital Properties LP 5.125%, 08/15/2026	270,000	274,366
CoreCivic, Inc.
4.125%, 04/01/2020	90,000	92,475
4.625%, 05/01/2023	130,000	131,300
5.000%, 10/15/2022	400,000	416,000
CTR Partnership LP 5.250%, 06/01/2025	700,000	721,000
Greystar Real Estate Partners LLC 8.250%, 12/01/2022(S)	660,000	711,150
Iron Mountain, Inc. 6.000%, 10/01/2020(S)	840,000	870,450
MPT Operating Partnership LP
5.250%, 08/01/2026	250,000	259,163
6.375%, 03/01/2024	280,000	304,536
The GEO Group, Inc.
5.125%, 04/01/2023	10,000	10,050
5.875%, 10/15/2024	750,000	774,375
Uniti Group, Inc. 6.000%, 04/15/2023(S)	190,000	197,718
Uniti Group, Inc. 8.250%, 10/15/2023	130,000	133,900
		4,896,483
Telecommunication services - 8.5%
CenturyLink, Inc. 5.625%, 04/01/2025	420,000	419,299
Cogent Communications Group, Inc. 5.375%, 03/01/2022(S)	1,150,000	1,207,500
Frontier Communications Corp. 11.000%, 09/15/2025	830,000	769,825
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (L)	1,170,000	968,175
7.250%, 10/15/2020	30,000	28,350
7.500%, 04/01/2021 (L)	50,000	46,125
8.000%, 02/15/2024 (L)(S)	1,060,000	1,142,150
Level 3 Financing, Inc.
5.250%, 03/15/2026	210,000	217,898
5.625%, 02/01/2023	400,000	416,000

High Yield Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Oi Brasil Holdings Cooperatief UA 5.750%, 02/10/2022(H)(S)	$1,020,000	$354,450
SFR Group SA
6.000%, 05/15/2022 (S)	200,000	209,250
6.250%, 05/15/2024 (S)	270,000	285,188
7.375%, 05/01/2026 (S)	2,170,000	2,354,450
Sprint Capital Corp. 8.750%, 03/15/2032	1,600,000	2,016,000
Sprint Communications, Inc. 11.500%, 11/15/2021	470,000	601,600
Sprint Corp.
7.250%, 09/15/2021	1,850,000	2,055,813
7.625%, 02/15/2025 (L)	550,000	633,188
7.875%, 09/15/2023	2,690,000	3,093,500
T-Mobile USA, Inc.
6.000%, 04/15/2024	60,000	64,200
6.500%, 01/15/2026	1,160,000	1,280,350
Telecom Italia SpA 5.303%, 05/30/2024(S)	1,350,000	1,447,875
Windstream Services LLC
7.500%, 04/01/2023 (L)	920,000	807,300
7.750%, 10/15/2020	620,000	624,650
7.750%, 10/01/2021 (L)	250,000	235,000
		21,278,136
Utilities - 2.1%
AES Corp.
4.875%, 05/15/2023	470,000	478,813
5.500%, 03/15/2024 to 04/15/2025	515,000	538,694
Miran Mid-Atlantic Series C Pass Through Trust 10.060%, 12/30/2028	1,558,871	1,465,339
NRG Energy, Inc.
6.625%, 01/15/2027	190,000	190,238
7.250%, 05/15/2026	40,000	41,400
NRG REMA LLC
9.237%, 07/02/2017	183,757	181,919
9.681%, 07/02/2026	1,181,000	885,750
Red Oak Power LLC 9.200%, 11/30/2029	1,030,000	1,107,250
Suburban Propane Partners LP 5.875%, 03/01/2027	450,000	447,750
		5,337,153
TOTAL CORPORATE BONDS (Cost $212,104,451)		$214,293,817

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
ILFC E-Capital Trust I 4.340%, 12/21/2065(P)(S)	1,000,000	952,500
TOTAL CAPITAL PREFERRED SECURITIES (Cost $840,143)		$952,500

The accompanying notes are an integral part of the financial statements.

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High Yield Trust (continued)

	Shares or Principal Amount	Value
CONVERTIBLE BONDS - 0.9%
Energy - 0.3%
Chesapeake Energy Corp. 5.500%, 09/15/2026(S)	$260,000	$243,100
Oasis Petroleum, Inc. 2.625%, 09/15/2023	70,000	68,644
Whiting Petroleum Corp. 1.250%, 04/01/2020	550,000	464,750
		776,494
Information technology - 0.6%
Akamai Technologies, Inc. 1.308%, 02/15/2019(Z)	230,000	225,113
Finisar Corp. 0.500%, 12/15/2036(S)	200,000	195,250
Microchip Technology, Inc.
1.625%, 02/15/2027 (S)	370,000	388,963
2.250%, 02/15/2037 (S)	190,000	198,313
ON Semiconductor Corp. 1.625%, 10/15/2023(S)	370,000	370,000
WebMD Health Corp. 2.625%, 06/15/2023	280,000	274,050
		1,651,689
TOTAL CONVERTIBLE BONDS (Cost $2,466,052)		$2,428,183

TERM LOANS (M) - 3.2%
Consumer discretionary - 0.8%
CWGS Group LLC 4.840%, 11/08/2023	805,950	809,142
Laureate Education, Inc. 5.726%, 04/26/2024	498,750	500,775
Spencer Gifts LLC 9.330%, 06/29/2022	630,000	431,550
TOMS Shoes LLC 6.700%, 10/28/2020	459,425	248,090
		1,989,557
Energy - 1.2%
Blue Ridge Mountain Resources, Inc. 8.000%, 05/06/2019	184,294	182,451
Chesapeake Energy Corp. 8.686%, 08/23/2021	400,000	422,600
Eastern Power LLC 5.226%, 10/02/2023	997,510	992,273
Hercules Offshore, Inc. 10.500%, 05/06/2020 (H)	260,849	195,637
Murray Energy Corp. 8.546%, 04/16/2020	376,483	367,071
Panda Temple Power LLC 7.250%, 03/04/2022 (H)	724,397	508,288
Westmoreland Coal Company 7.796%, 12/16/2020	462,508	408,163
		3,076,483
Health care - 0.7%
Immucor, Inc. 5.000%, 08/17/2018	292,361	292,238

High Yield Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Health care (continued)
Lantheus Medical Imaging, Inc. 5.726%, 06/30/2022	$458,850	$459,424
Radnet Management, Inc. 8.295%, 03/25/2021	933,333	935,667
		1,687,329
Industrials - 0.3%
Commercial Barge Line Company 9.976%, 11/12/2020	815,625	702,800
Information technology - 0.2%
Ancestry.com Operations, Inc. 9.460%, 10/19/2024	504,000	514,498
Materials - 0.0%
Essar Steel Algoma, Inc. 7.500%, 08/09/2019 (H)	316,800	108,767
TOTAL TERM LOANS (Cost $9,001,139)		$8,079,434

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank), Series 2015-LC21, Class E 3.250%, 07/10/2048(S)	600,000	338,395
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E 4.772%, 08/15/2048(P)(S)	500,000	321,647
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E 3.000%, 05/15/2048(S)	500,000	273,538
		933,580
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,072,799)		$933,580

ASSET BACKED SECURITIES - 2.5%
Avery Point VI CLO, Ltd., Series 2015-6A, Class E1 6.671%, 08/05/2027 (P)(S)	750,000	742,955
Carlyle Global Market Strategies CLO, Ltd., Series 2015-2A, Class D 6.470%, 04/27/2027 (P)(S)	500,000	494,498
Carlyle US CLO, Ltd., Series 2017-2A, Class C 5.032%, 07/20/2031 (P)(S)	750,000	752,876
Catskill Park CLO, Ltd., Series 2017-1A, Class D 7.085%, 04/20/2029 (P)(S)	600,000	587,452
Cumberland Park CLO, Ltd., Series 2015-2A, Class E 6.156%, 07/20/2026 (P)(S)	750,000	727,904

The accompanying notes are an integral part of the financial statements.

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High Yield Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Galaxy XX CLO, Ltd., Series 2015-20A, Class E 6.656%, 07/20/2027 (P)(S)	$250,000	$246,892
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class E2 6.356%, 07/20/2027 (P)(S)	500,000	499,983
Jamestown CLO VIII, Ltd., Series 2015-8A, Class D2 7.908%, 01/15/2028 (P)(S)	750,000	750,557
Midocean Credit CLO VII, Series 2017-7A, Class D 1.000%, 07/15/2029 (P)(S)	500,000	498,111
Neuberger Berman CLO XIX, Ltd., Series 2015-19A, Class D 6.408%, 07/15/2027 (P)(S)	500,000	485,904
Oaktree CLO, Ltd., Series 2015- 1A, Class D 6.630%, 10/20/2027 (P)(S)	350,000	343,943
Treman Park CLO, Ltd., Series 2015-1A, Class E 7.356%, 04/20/2027 (P)(S)	250,000	250,048
TOTAL ASSET BACKED SECURITIES (Cost $6,117,097)		$6,381,123

COMMON STOCKS - 1.2%
Consumer discretionary - 0.1%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	147,441
Red Rock Resorts, Inc., Class A	5,073	119,469
Vertis Holdings, Inc. (I)	69,391	0
		266,910
Energy - 1.1%
Berry Petroleum Company LLC (I)	88,259	706,072
Blue Ridge Mountain Resources, Inc.	97,958	881,622
Hercules Offshore, Inc. (I)(L)	45,689	17,343
KCAD Holdings I, Ltd. (I)	165,553,563	893,989
MWO Holdings LLC (I)	445	184,671
Sanchez Energy Corp. (I)	2,208	15,853
		2,699,550
Financials - 0.0%
New Cotai LLC (I)	3	79,057
Industrials - 0.0%
Tricer Holdco SCA (I)	43,750	62,563
Materials - 0.0%
Mirabela Nickel, Ltd. (I)	2,045,076	2
TOTAL COMMON STOCKS (Cost $10,575,894)		$3,108,082

PREFERRED SECURITIES - 1.5%
Energy - 0.6%
Berry Petroleum Company LLC (I)	95,736	1,029,162
Sanchez Energy Corp., 6.500%	16,900	455,962
		1,485,124
Financials - 0.5%
GMAC Capital Trust I, 6.967% (P)	51,072	1,338,060

High Yield Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care - 0.3%
Allergan PLC, 5.500%	810	$703,145
Industrials - 0.1%
Tricer Holdco SCA (I)	19,444,700	194,447
Materials - 0.0%
Berry Plastics Group, Inc. (I)	1,434	14,507
TOTAL PREFERRED SECURITIES (Cost $4,904,591)		$3,735,283

ESCROW CERTIFICATES - 0.0%
Consumer discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	0
9.875%, 03/01/2049 (I)	2,050,000	0
10.250%, 11/01/2049 (I)	1,025,000	0
		0
Health care - 0.0%
Magellan Health, Inc. 9.750%, 05/15/2020 (I)	1,930,000	500
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral Trust, 1.1508% (W)(Y)	845,244	8,457,426
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,457,745)		$8,457,426

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.8560% (Y)	1,224,327	1,224,327
TOTAL SHORT-TERM INVESTMENTS (Cost $1,224,327)		$1,224,327
Total Investments (High Yield Trust) (Cost $261,483,797) - 101.3%		$253,761,028
Other assets and liabilities, net - (1.3%)		(3,348,099)
TOTAL NET ASSETS - 100.0%		$250,412,929

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

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(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $126,590,186 or 50.6% of the fund’s net assets as of 6-30-17.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Sep 2017	$10,156,533	$10,133,891	$(22,642)
Ultra U.S. Treasury Bond Futures	8	Long	Sep 2017	1,302,037	1,327,000	24,963
U.S. Treasury Long Bond Futures	11	Short	Sep 2017	(1,693,987)	(1,690,562)	3,425
						$ 5,746

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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FORWARD FOREIGN CURRENY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	2,322,428	USD	1,743,499	Barclays Bank PLC Wholesale	7/20/2017	$47,914	-
EUR	351,543	USD	374,665	Barclays Bank PLC Wholesale	7/20/2017	27,158	-
USD	672,072	CAD	919,260	Barclays Bank PLC Wholesale	7/20/2017	-	($37,003)
						$75,072	$(37,003)

The accompanying notes are an integral part of the financial statements.

78

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Derivatives currency abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

79

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 52.5%
U.S. Government - 18.0%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$7,921,559	$7,780,344
0.250%, 01/15/2025	7,737,971	7,598,564
U.S. Treasury Bonds
2.500%, 02/15/2045	1,204,000	1,125,411
2.500%, 02/15/2046	648,000	604,184
3.000%, 11/15/2044 to 11/15/2045	2,305,000	2,378,027
4.500%, 02/15/2036	3,867,000	4,997,645
5.375%, 02/15/2031	3,000	4,035
6.250%, 05/15/2030	970,000	1,383,121
U.S. Treasury Notes
1.375%, 04/30/2021 (D)	258,000	254,705
1.500%, 08/15/2026	2,325,000	2,175,147
1.625%, 05/15/2026	3,317,000	3,144,543
1.875%, 02/28/2022	3,150,000	3,153,446
2.000%, 08/15/2025 (D)	6,420,000	6,309,653
2.750%, 02/15/2024	66,000	68,645
3.125%, 05/15/2021	7,350,000	7,732,715
		48,710,185
U.S. Government Agency - 34.5%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	2,300,000	2,360,925
3.000%, 01/01/2047	6,455,394	6,446,038
3.500%, TBA (C)	9,200,000	9,438,709
4.000%, TBA (C)	8,900,000	9,346,944
4.500%, TBA (C)	2,200,000	2,354,969
5.000%, 12/01/2034	234,638	256,247
6.500%, 04/01/2029 to 08/01/2034	16,787	19,369
7.500%, 08/01/2025 to 05/01/2028	7,726	8,748
Federal National Mortgage Association
2.500%, 07/01/2030 to 04/01/2045	3,542,882	3,503,799
2.660%, 03/01/2027	815,000	802,605
2.720%, 03/01/2027	776,829	770,279
2.780%, 03/01/2027	349,000	347,232
2.970%, 06/01/2027 to 06/01/2030	1,281,000	1,276,199
3.000%, TBA (C)	3,800,000	3,898,878
3.500%, TBA (C)	27,300,000	27,995,870
3.500%, 06/01/2046	5,024,218	5,161,939
4.000%, TBA (C)	1,000,000	1,049,973
4.500%, TBA (C)	3,100,000	3,322,306
5.000%, TBA (C)	1,800,000	1,966,063
Government National Mortgage Association
3.000%, TBA (C)	7,900,000	7,976,328
3.500%, TBA (C)	2,400,000	2,483,043
4.000%, 11/15/2040 to 02/15/2042	91,113	96,884
4.500%, TBA (C)	2,300,000	2,443,414
6.000%, 08/15/2032 to 04/15/2035	75,781	87,617

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.500%, 06/15/2028 to 02/15/2035		$40,363	$46,376
7.000%, 11/15/2031 to 11/15/2033		242,821	280,308
8.000%, 07/15/2030		2,591	3,109
			93,744,171
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $143,658,907)			$142,454,356

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Brazil - 0.2%
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 05/09/2024(S)		276,000	269,790
Federative Republic of Brazil 10.000%, 01/01/2023	BRL	784,000	234,072
			503,862
Chile - 0.1%
Republic of Chile 3.860%, 06/21/2047		$295,000	295,738
Ivory Coast - 0.1%
Republic of Ivory Coast 5.125%, 06/15/2025(S)	EUR	175,000	201,937
Kuwait - 0.2%
State of Kuwait
2.750%, 03/20/2022 (S)		$205,000	205,718
3.500%, 03/20/2027 (S)		405,000	413,748
			619,466
Mexico – 0.3%
Government of Mexico
5.000%, 12/11/2019	MXN	7,538,700	400,289
5.750%, 10/12/2110		$356,000	369,350
			769,639
Oman - 0.2%
Sultanate of Oman
5.375%, 03/08/2027 (S)		410,000	419,225
6.500%, 03/08/2047 (S)		260,000	265,333
			684,558
Russia - 0.2%
Government of Russia 5.250%, 06/23/2047(S)		600,000	602,544
Uruguay - 0.1%
Republic of Uruguay 9.875%, 06/20/2022(S)	UYU	4,330,000	155,359
Venezuela - 0.0%
Republic of Venezuela 7.750%, 10/13/2019		$61,000	30,934

The accompanying notes are an integral part of the financial statements.

80

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,806,780)		$3,864,037

CORPORATE BONDS - 29.5%
Consumer discretionary - 2.8%
21st Century Fox America, Inc.
3.375%, 11/15/2026	$140,000	$139,679
4.750%, 11/15/2046	25,000	26,718
7.750%, 01/20/2024	272,000	337,063
7.850%, 03/01/2039	225,000	324,740
CCO Holdings LLC
5.125%, 02/15/2023	5,000	5,159
5.250%, 09/30/2022	15,000	15,441
5.750%, 09/01/2023	35,000	36,488
Charter Communications Operating LLC
3.579%, 07/23/2020	165,000	170,494
4.464%, 07/23/2022	295,000	314,278
4.908%, 07/23/2025	215,000	232,289
6.484%, 10/23/2045	330,000	396,562
Comcast Cable Communications LLC 8.500%, 05/01/2027	206,000	289,099
Comcast Corp.
1.625%, 01/15/2022	40,000	38,888
3.400%, 07/15/2046	245,000	223,447
4.750%, 03/01/2044	170,000	189,434
Cox Communications, Inc.
3.850%, 02/01/2025 (S)	165,000	166,258
4.800%, 02/01/2035 (S)	150,000	146,837
Discovery Communications LLC
3.450%, 03/15/2025	125,000	121,685
3.800%, 03/13/2024	115,000	116,254
4.900%, 03/11/2026	50,000	53,004
DISH DBS Corp. 6.750%, 06/01/2021	106,000	117,660
Ford Motor Company
4.346%, 12/08/2026	160,000	164,778
5.291%, 12/08/2046	150,000	154,151
Ford Motor Credit Company LLC 4.134%, 08/04/2025	215,000	218,729
General Motors Company
6.250%, 10/02/2043	210,000	233,535
6.750%, 04/01/2046	180,000	213,742
General Motors Financial Company, Inc. 3.950%, 04/13/2024	230,000	233,209
Grupo Televisa SAB 6.125%, 01/31/2046	200,000	222,518
Liberty Interactive LLC 8.250%, 02/01/2030	110,000	118,250
Lowe’s Companies, Inc.
2.500%, 04/15/2026	240,000	230,717
3.700%, 04/15/2046	305,000	294,432

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Meritage Homes Corp.
5.125%, 06/06/2027 (S)	$5,000	$5,006
6.000%, 06/01/2025	65,000	69,550
Sky PLC
2.625%, 09/16/2019 (S)	290,000	291,975
3.125%, 11/26/2022 (S)	140,000	142,408
TEGNA, Inc. 5.125%, 07/15/2020	115,000	117,875
The Home Depot, Inc. 3.500%, 09/15/2056	185,000	167,920
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	395,380
5.875%, 11/15/2040	195,000	217,602
6.750%, 07/01/2018	250,000	261,557
8.750%, 02/14/2019	80,000	87,995
Time Warner, Inc.
2.950%, 07/15/2026	95,000	89,633
6.100%, 07/15/2040	85,000	101,997
Toll Brothers Finance Corp. 4.875%, 11/15/2025	5,000	5,188
Viacom, Inc. 4.375%, 03/15/2043	104,000	92,565
Videotron, Ltd. 5.375%, 06/15/2024(S)	40,000	42,250
WMG Acquisition Corp.
4.875%, 11/01/2024 (S)	65,000	66,300
5.000%, 08/01/2023 (S)	10,000	10,250
		7,710,989
Consumer staples - 2.2%
Altria Group, Inc.
2.850%, 08/09/2022	60,000	60,929
3.875%, 09/16/2046	140,000	136,196
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	260,000	260,590
2.150%, 02/01/2019	85,000	85,540
3.300%, 02/01/2023	845,000	870,015
4.700%, 02/01/2036	425,000	469,520
4.900%, 02/01/2046	810,000	915,488
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/2042	225,000	218,075
BAT International Finance PLC 2.750%, 06/15/2020(S)	240,000	243,117
Constellation Brands, Inc.
2.700%, 05/09/2022	40,000	39,947
3.500%, 05/09/2027	80,000	79,934
4.500%, 05/09/2047	25,000	25,771
CVS Health Corp.
2.800%, 07/20/2020	310,000	315,586
3.875%, 07/20/2025	179,000	186,131
5.125%, 07/20/2045	375,000	430,489
Danone SA 1.691%, 10/30/2019(S)	235,000	233,134
Imperial Brands Finance PLC
2.050%, 07/20/2018 (S)	220,000	220,085

The accompanying notes are an integral part of the financial statements.

81

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Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
2.950%, 07/21/2020 (S)	$300,000	$305,044
Kraft Heinz Foods Company
2.000%, 07/02/2018	160,000	160,407
2.800%, 07/02/2020	95,000	96,414
4.375%, 06/01/2046	115,000	112,077
Reynolds American, Inc.
3.250%, 06/12/2020	270,000	277,954
4.000%, 06/12/2022	40,000	42,382
Sysco Corp. 2.500%, 07/15/2021	245,000	245,645
The Kroger Company 3.875%, 10/15/2046	20,000	17,648
		6,048,118
Energy - 3.6%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	420,000	410,301
6.600%, 03/15/2046	265,000	327,220
6.950%, 06/15/2019	40,000	43,360
Apache Corp. 4.250%, 01/15/2044	20,000	18,759
BP Capital Markets PLC
2.112%, 09/16/2021	115,000	113,970
2.521%, 01/15/2020	105,000	106,455
2.750%, 05/10/2023	275,000	273,806
Canadian Natural Resources, Ltd.
3.850%, 06/01/2027	125,000	124,281
6.250%, 03/15/2038	285,000	336,218
Cenovus Energy, Inc.
4.250%, 04/15/2027 (S)	30,000	28,582
6.750%, 11/15/2039	50,000	52,580
ConocoPhillips Company 4.950%, 03/15/2026	265,000	295,163
Continental Resources, Inc.
4.500%, 04/15/2023	15,000	14,325
5.000%, 09/15/2022	45,000	44,156
DCP Midstream Operating LP
2.700%, 04/01/2019	20,000	19,825
4.950%, 04/01/2022	20,000	20,300
5.600%, 04/01/2044	30,000	28,275
Devon Energy Corp. 5.000%, 06/15/2045	100,000	101,998
Devon Financing Company LLC 7.875%, 09/30/2031	55,000	71,381
Enbridge, Inc. 3.700%, 07/15/2027(C)	130,000	129,918
Encana Corp. 3.900%, 11/15/2021	155,000	157,974
Energy Transfer Equity LP 7.500%, 10/15/2020	110,000	122,925
Energy Transfer LP 3.600%, 02/01/2023	430,000	432,724
Enterprise Products Operating LLC 3.950%, 02/15/2027(L)	135,000	139,553

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EOG Resources, Inc. 4.150%, 01/15/2026	$120,000	$126,093
Hess Corp.
4.300%, 04/01/2027	205,000	200,262
5.600%, 02/15/2041	125,000	123,024
5.800%, 04/01/2047	70,000	70,670
6.000%, 01/15/2040	140,000	142,553
Kerr-McGee Corp. 6.950%, 07/01/2024	240,000	281,487
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020	35,000	37,675
6.500%, 04/01/2020	25,000	27,502
6.850%, 02/15/2020	55,000	60,635
Kinder Morgan, Inc. 5.550%, 06/01/2045	295,000	313,016
Magellan Midstream Partners LP 5.000%, 03/01/2026	85,000	93,747
Marathon Oil Corp.
2.700%, 06/01/2020	75,000	74,332
2.800%, 11/01/2022	275,000	263,624
MPLX LP
4.125%, 03/01/2027	135,000	135,474
5.200%, 03/01/2047	40,000	41,023
Petrobras Global Finance BV 6.125%, 01/17/2022	260,000	268,450
Petroleos Mexicanos
4.625%, 09/21/2023	35,000	35,420
5.500%, 02/04/2019 to 06/27/2044	170,000	167,080
6.375%, 02/04/2021	115,000	124,465
6.500%, 03/13/2027 (S)	60,000	64,455
6.750%, 09/21/2047	177,000	178,749
Phillips 66 Partners LP 3.550%, 10/01/2026	70,000	67,998
Pioneer Natural Resources Company 4.450%, 01/15/2026	280,000	294,434
Plains All American Pipeline LP 4.500%, 12/15/2026	445,000	450,095
QEP Resources, Inc.
5.375%, 10/01/2022	65,000	62,563
6.800%, 03/01/2020	5,000	5,200
Regency Energy Partners LP 5.875%, 03/01/2022	10,000	11,015
Sabine Pass Liquefaction LLC 4.200%, 03/15/2028(S)	100,000	101,042
Shell International Finance BV 4.375%, 05/11/2045	225,000	235,809
SM Energy Company 6.125%, 11/15/2022	35,000	33,250
Statoil ASA 3.950%, 05/15/2043	220,000	215,609
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	15,000	14,719
4.250%, 04/01/2024	160,000	164,041

The accompanying notes are an integral part of the financial statements.

82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Tesoro Logistics LP 6.250%, 10/15/2022		$40,000	$42,500
Texas Eastern Transmission LP 2.800%, 10/15/2022(S)		235,000	230,519
The Williams Companies, Inc.
3.700%, 01/15/2023		30,000	29,550
4.550%, 06/24/2024		5,000	5,138
7.875%, 09/01/2021		10,000	11,600
Valero Energy Corp.
3.400%, 09/15/2026		340,000	332,636
4.900%, 03/15/2045		20,000	20,864
Williams Partners LP
3.600%, 03/15/2022		255,000	260,495
4.000%, 11/15/2021		130,000	135,251
4.300%, 03/04/2024		210,000	218,453
WPX Energy, Inc.
5.250%, 09/15/2024		50,000	47,500
6.000%, 01/15/2022		20,000	19,800
YPF SA 16.500%, 05/09/2022(S)	ARS	6,797,946	410,352
			9,664,218
Financials - 10.7%
American Express Credit Corp. 2.200%, 03/03/2020		$555,000	557,604
American International Group, Inc. 4.700%, 07/10/2035		155,000	164,908
Banco Bilbao Vizcaya Argentaria SA (8.875% to 04/14/2021, then 5 Year Euro Swap Rate + 9.177%) 04/14/2021(Q)	EUR	200,000	261,433
Banco Bilbao Vizcaya Argentaria SA (9.000% to 05/09/2018, then 5 Year U.S. Swap Rate + 8.262%) 05/09/2018(Q)		$200,000	208,998
Bank of America Corp.
2.503%, 10/21/2022		430,000	424,451
2.625%, 04/19/2021		290,000	291,259
4.183%, 11/25/2027		355,000	361,102
4.200%, 08/26/2024		365,000	378,669
5.625%, 07/01/2020		295,000	323,032
6.400%, 08/28/2017		475,000	478,374
7.750%, 05/14/2038		560,000	806,192
Bank of America Corp. (3.124% to 01/20/2022, then 3 month LIBOR + 1.160%) 01/20/2023		110,000	111,196
Bank of America Corp. (3.705% to 04/24/2027, then 3 month LIBOR + 1.512%) 04/24/2028		825,000	831,224
Bank of America Corp. (4.443% to 01/20/2047, then 3 month LIBOR + 1.990%) 01/20/2048		90,000	95,449

Investment Quality Bond Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays Bank PLC 6.050%, 12/04/2017(S)		$645,000	$656,077
Barclays PLC
3.684%, 01/10/2023		330,000	338,564
4.836%, 05/09/2028		255,000	260,711
Barclays PLC (7.875% to 03/15/2022, then 5 Year U.S. Swap Rate + 6.772%) 03/15/2022(Q)		300,000	322,860
BNP Paribas SA 2.950%, 05/23/2022(S)		200,000	201,968
BNP Paribas SA (7.625% to 03/30/2021, then 5 Year U.S. Swap Rate + 6.314%) 03/30/2021(Q)(S)		230,000	253,000
BPCE SA 3.000%, 05/22/2022(S)		250,000	252,174
Burlington Northern Santa Fe LLC
3.250%, 06/15/2027		40,000	40,922
4.125%, 06/15/2047		225,000	236,963
Caixa Geral de Depositos SA (10.750% to 03/30/2022, then 5 Year Euro Swap Rate + 10.925%) 03/30/2022(Q)	EUR	200,000	235,991
Capital One NA
1.650%, 02/05/2018		$500,000	499,801
2.350%, 08/17/2018		740,000	742,993
CBOE Holdings, Inc. 3.650%, 01/12/2027		235,000	237,047
Citigroup, Inc.
2.279%, 05/17/2024 (P)		650,000	649,333
3.200%, 10/21/2026		190,000	184,799
4.300%, 11/20/2026		250,000	256,812
4.450%, 09/29/2027		915,000	951,721
4.650%, 07/30/2045		106,000	115,427
CNO Financial Group, Inc. 5.250%, 05/30/2025		80,000	84,720
Credit Agricole SA (8.125% to 12/23/2025, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025(Q)(S)		400,000	464,680
Credit Suisse Group AG (6.250% to 12/18/2024, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024(Q)		475,000	504,688
Genworth Holdings, Inc. 4.900%, 08/15/2023		85,000	70,550
HSBC Holdings PLC
2.950%, 05/25/2021		200,000	202,525
3.400%, 03/08/2021		475,000	488,161
3.600%, 05/25/2023		400,000	413,309
HSBC Holdings PLC (3.262% to 03/13/2022, then 3 month LIBOR + 1.055%) 03/13/2023		575,000	585,832

The accompanying notes are an integral part of the financial statements.

83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (6.000% to 05/22/2027, then 5 Year U.S. ISDAFIX + 3.746%) 05/22/2027(Q)	$225,000	$232,650
Intercontinental Exchange, Inc. 2.750%, 12/01/2020	180,000	183,352
JPMorgan Chase & Co.
2.400%, 06/07/2021	590,000	588,827
2.700%, 05/18/2023	545,000	538,952
2.750%, 06/23/2020	600,000	610,148
4.250%, 10/01/2027	320,000	332,604
JPMorgan Chase & Co. (3.220% to 03/01/2024, then 3 month LIBOR + 1.155%) 03/01/2025	295,000	295,063
Marsh & McLennan Companies, Inc. 3.500%, 03/10/2025	175,000	179,627
Massachusetts Mutual Life Insurance Company 8.875%, 06/01/2039(S)	41,000	67,252
Morgan Stanley
2.450%, 02/01/2019	310,000	312,080
2.500%, 04/21/2021	625,000	624,462
3.125%, 07/27/2026	55,000	53,479
3.625%, 01/20/2027	275,000	276,755
3.950%, 04/23/2027	165,000	166,055
4.000%, 07/23/2025	245,000	255,738
4.350%, 09/08/2026	150,000	155,961
6.625%, 04/01/2018	855,000	885,367
Nasdaq, Inc. 3.850%, 06/30/2026	60,000	60,886
Navient Corp.
5.875%, 03/25/2021	50,000	52,813
6.625%, 07/26/2021	10,000	10,763
7.250%, 01/25/2022 to 09/25/2023	90,000	97,626
Royal Bank of Scotland Group PLC (7.500% to 08/10/2020, then 5 Year U.S. Swap Rate + 5.800%) 08/10/2020(Q)	220,000	227,040
Santander Holdings USA, Inc. 3.700%, 03/28/2022(S)	370,000	374,742
Societe Generale SA (7.375% to 09/13/2021, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021(Q)(S)	375,000	403,125
The Bear Stearns Companies LLC 7.250%, 02/01/2018	230,000	237,217
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	100,000	99,916
2.350%, 11/15/2021	315,000	311,172
2.375%, 01/22/2018	365,000	366,623
2.600%, 04/23/2020	100,000	100,921
2.750%, 09/15/2020	320,000	323,829

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
2.875%, 02/25/2021	$320,000	$323,403
3.750%, 02/25/2026	240,000	244,404
5.150%, 05/22/2045	440,000	489,528
6.250%, 02/01/2041	160,000	209,260
6.750%, 10/01/2037	590,000	767,554
The Goldman Sachs Group, Inc. (3.691% to 06/05/2027, then 3 month LIBOR + 1.510%) 06/05/2028	75,000	75,306
UBS Group AG (6.875% to 03/22/2021, then 5 Year U.S. Swap Rate + 5.497%) 03/22/2021(Q)	500,000	532,500
UBS Group Funding Switzerland AG 2.650%, 02/01/2022(S)	380,000	379,152
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	310,000	302,403
3.069%, 01/24/2023	605,000	613,040
4.400%, 06/14/2046	85,000	86,178
4.900%, 11/17/2045	410,000	447,680
5.606%, 01/15/2044	360,000	428,664
Wells Fargo & Company (3.584% to 05/22/2027, then 3 month LIBOR + 1.310%) 05/22/2028	490,000	495,121
Wells Fargo Bank NA 2.150%, 12/06/2019	575,000	577,690
Willis North America, Inc. 3.600%, 05/15/2024	115,000	116,129
		29,058,576
Health care - 2.8%
Aetna, Inc. 2.800%, 06/15/2023	90,000	89,832
Allergan Funding SCS
2.350%, 03/12/2018	930,000	933,896
3.000%, 03/12/2020	370,000	378,063
Amgen, Inc. 2.200%, 05/11/2020	315,000	316,503
Anthem, Inc.
3.500%, 08/15/2024	295,000	303,260
4.625%, 05/15/2042	170,000	183,774
Baxalta, Inc. 3.600%, 06/23/2022	35,000	36,240
Becton, Dickinson and Company 3.363%, 06/06/2024	490,000	490,949
Cardinal Health, Inc.
1.950%, 06/15/2018	145,000	145,385
2.616%, 06/15/2022	540,000	540,437
4.368%, 06/15/2047	55,000	56,616
Celgene Corp. 4.625%, 05/15/2044	110,000	115,719

The accompanying notes are an integral part of the financial statements.

84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Community Health Systems, Inc.
5.125%, 08/01/2021 (L)	$50,000	$50,625
6.250%, 03/31/2023	50,000	51,618
EMD Finance LLC 2.950%, 03/19/2022(S)	320,000	325,647
Gilead Sciences, Inc.
2.500%, 09/01/2023	80,000	78,804
3.250%, 09/01/2022	105,000	108,564
LifePoint Health, Inc. 5.875%, 12/01/2023	100,000	105,500
Medtronic, Inc. 4.375%, 03/15/2035	351,000	386,200
Mylan NV
3.000%, 12/15/2018	150,000	152,029
3.150%, 06/15/2021	160,000	162,760
3.750%, 12/15/2020	170,000	176,684
Quintiles IMS, Inc. 4.875%, 05/15/2023(S)	70,000	71,663
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	290,000	286,590
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	495,000	490,592
2.200%, 07/21/2021	380,000	372,994
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	80,000	77,799
3.000%, 04/15/2023	255,000	257,037
UnitedHealth Group, Inc.
1.700%, 02/15/2019	230,000	229,852
3.350%, 07/15/2022	265,000	276,632
3.750%, 07/15/2025	285,000	300,204
4.250%, 04/15/2047	40,000	42,577
4.750%, 07/15/2045	60,000	69,019
Valeant Pharmaceuticals International, Inc.
6.500%, 03/15/2022 (S)	55,000	57,681
7.000%, 03/15/2024 (S)	10,000	10,513
		7,732,258
Industrials - 1.4%
Canadian Pacific Railway Company 9.450%, 08/01/2021	175,000	218,024
CSX Corp. 3.250%, 06/01/2027	470,000	474,463
Delta Air Lines, Inc. 3.625%, 03/15/2022	470,000	482,444
Embraer Netherlands Finance BV 5.400%, 02/01/2027	190,000	198,550
FedEx Corp.
4.400%, 01/15/2047	60,000	61,803
4.550%, 04/01/2046	240,000	253,882
4.750%, 11/15/2045	25,000	27,034
Fortive Corp. 2.350%, 06/15/2021	160,000	159,060
L3 Technologies, Inc. 3.850%, 12/15/2026	45,000	46,393

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Lockheed Martin Corp.
2.500%, 11/23/2020	$115,000	$116,569
4.700%, 05/15/2046	205,000	230,680
Norfolk Southern Corp. 2.900%, 06/15/2026	220,000	216,527
Oshkosh Corp. 5.375%, 03/01/2025	50,000	52,500
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	325,000	344,581
4.875%, 07/11/2022 (S)	125,000	136,538
Ryder System, Inc.
2.450%, 09/03/2019	20,000	20,183
2.550%, 06/01/2019	135,000	136,408
Sensata Technologies BV
5.000%, 10/01/2025 (S)	65,000	67,977
5.625%, 11/01/2024 (S)	10,000	10,725
United Rentals North America, Inc.
4.625%, 07/15/2023	25,000	25,956
5.500%, 07/15/2025	45,000	47,138
United Technologies Corp. 1.900%, 05/04/2020	445,000	445,730
		3,773,165
Information technology - 1.2%
Apple, Inc.
3.350%, 02/09/2027	105,000	107,512
3.450%, 02/09/2045	245,000	230,569
3.850%, 08/04/2046	60,000	60,051
Applied Materials, Inc.
3.300%, 04/01/2027	50,000	50,818
4.350%, 04/01/2047	35,000	37,205
Cardtronics, Inc. 5.125%, 08/01/2022	60,000	60,900
Dell International LLC
3.480%, 06/01/2019 (S)	165,000	168,863
4.420%, 06/15/2021 (S)	85,000	89,600
8.350%, 07/15/2046 (S)	60,000	77,521
First Data Corp.
5.000%, 01/15/2024 (S)	55,000	56,564
5.375%, 08/15/2023 (S)	75,000	78,375
Hewlett Packard Enterprise Company 3.600%, 10/15/2020	325,000	335,080
Intel Corp. 4.100%, 05/19/2046	130,000	134,937
Lam Research Corp. 2.800%, 06/15/2021	205,000	207,932
Microsoft Corp.
1.550%, 08/08/2021	400,000	391,332
2.400%, 08/08/2026	155,000	149,184
3.300%, 02/06/2027	35,000	35,987
3.700%, 08/08/2046	185,000	183,350
3.950%, 08/08/2056	240,000	240,453
Nokia OYJ
4.375%, 06/12/2027	225,000	229,079

The accompanying notes are an integral part of the financial statements.

85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
6.625%, 05/15/2039	$50,000	$57,563
QUALCOMM, Inc. 2.100%, 05/20/2020	275,000	276,246
		3,259,121
Materials - 0.4%
ArcelorMittal 6.125%, 06/01/2025	105,000	117,600
Eagle Materials, Inc. 4.500%, 08/01/2026	45,000	46,013
Kaiser Aluminum Corp. 5.875%, 05/15/2024	65,000	68,413
Methanex Corp.
4.250%, 12/01/2024	115,000	112,717
5.650%, 12/01/2044	120,000	113,634
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023(S)	100,000	103,875
Rio Tinto Finance USA, Ltd. 3.750%, 06/15/2025	85,000	89,463
Standard Industries, Inc. 5.375%, 11/15/2024(S)	135,000	142,256
Teck Resources, Ltd. 8.500%, 06/01/2024(S)	75,000	86,625
The Sherwin-Williams Company 3.125%, 06/01/2024	95,000	95,456
Vale Overseas, Ltd.
6.250%, 08/10/2026	130,000	140,238
6.875%, 11/10/2039	45,000	48,263
		1,164,553
Real estate - 0.5%
American Tower Corp.
3.400%, 02/15/2019	180,000	183,767
3.450%, 09/15/2021	185,000	190,761
Brandywine Operating Partnership LP 4.950%, 04/15/2018	205,000	209,459
Crown Castle International Corp.
3.400%, 02/15/2021	35,000	35,940
3.700%, 06/15/2026	135,000	136,169
Prologis LP 3.350%, 02/01/2021	315,000	325,294
Ventas Realty LP 4.750%, 06/01/2021	150,000	160,447
		1,241,837
Telecommunication services - 2.2%
AT&T, Inc.
3.600%, 02/17/2023	375,000	383,750
4.125%, 02/17/2026	375,000	384,512
4.750%, 05/15/2046	360,000	353,501
GTP Acquisition Partners I LLC 3.482%, 06/16/2025(S)	730,000	744,556
SBA Tower Trust
2.898%, 10/15/2044 (S)	505,000	507,667
3.168%, 04/15/2022 (S)	530,000	532,167

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
3.598%, 04/15/2043 (S)	$730,000	$730,234
Sprint Corp. 7.125%, 06/15/2024	120,000	133,500
Sprint Spectrum Company LLC 3.360%, 03/20/2023(S)	760,000	766,650
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	15,860
7.721%, 06/04/2038	25,000	30,250
Telefonica Emisiones SAU 4.103%, 03/08/2027	215,000	222,150
Verizon Communications, Inc.
4.125%, 03/16/2027	130,000	134,275
4.272%, 01/15/2036	330,000	318,855
4.400%, 11/01/2034	225,000	223,021
4.672%, 03/15/2055	138,000	129,194
4.812%, 03/15/2039 (S)	245,000	247,944
		5,858,086
Utilities - 1.7%
Acwa Power Management And Investments One, Ltd. 5.950%, 12/15/2039(S)	459,000	468,237
AES Corp. 5.500%, 03/15/2024	115,000	119,744
AmeriGas Partners LP
5.625%, 05/20/2024	25,000	25,813
5.875%, 08/20/2026	40,000	41,000
Broadcom Corp.
3.000%, 01/15/2022 (S)	660,000	665,830
3.625%, 01/15/2024 (S)	300,000	306,825
Dominion Energy, Inc. 2.850%, 08/15/2026	180,000	171,599
DTE Energy Company 1.500%, 10/01/2019	170,000	167,463
Duke Energy Corp. 2.650%, 09/01/2026	85,000	80,736
Duke Energy Florida LLC 3.400%, 10/01/2046	305,000	283,539
Duke Energy Progress LLC 4.375%, 03/30/2044	70,000	76,126
Emera US Finance LP
2.700%, 06/15/2021	35,000	35,050
4.750%, 06/15/2046	50,000	52,841
Exelon Corp.
2.450%, 04/15/2021	50,000	49,858
2.850%, 06/15/2020	280,000	284,439
FirstEnergy Corp.
3.900%, 07/15/2027	260,000	260,053
4.250%, 03/15/2023	250,000	262,933
Fortis, Inc.
2.100%, 10/04/2021	75,000	73,451
3.055%, 10/04/2026	170,000	164,066
Great Plains Energy, Inc.
3.150%, 04/01/2022	125,000	126,308
3.900%, 04/01/2027	110,000	111,290

The accompanying notes are an integral part of the financial statements.

86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc. 1.649%, 09/01/2018	$105,000	$104,685
NRG Energy, Inc. 6.250%, 07/15/2022	30,000	30,788
Oncor Electric Delivery Company LLC 7.000%, 09/01/2022	70,000	84,257
Progress Energy, Inc. 7.000%, 10/30/2031	145,000	192,002
Southern Company Gas Capital Corp. 2.450%, 10/01/2023	60,000	58,199
The Southern Company
1.850%, 07/01/2019	135,000	134,482
2.950%, 07/01/2023	85,000	84,444
4.400%, 07/01/2046	85,000	86,669
		4,602,727
TOTAL CORPORATE BONDS (Cost $78,582,132)		$80,113,648

MUNICIPAL BONDS - 1.5%
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	40,000	50,868
Chicago Transit Authority, Series B (Illinois) 6.899%, 12/01/2040	395,000	502,318
City of Chicago (Illinois) 7.045%, 01/01/2029	600,000	624,042
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	35,000	42,966
Puerto Rico Commonwealth Government Employees Retirement System, Series A
6.150%, 07/01/2038	475,000	189,406
6.200%, 07/01/2039	320,000	127,600
Puerto Rico Commonwealth Government Employees Retirement System, Series C 6.300%, 07/01/2043	710,000	283,113
State of California
7.300%, 10/01/2039	385,000	562,989
7.550%, 04/01/2039	260,000	396,755
7.600%, 11/01/2040	240,000	373,728
State of Illinois, GO
5.100%, 06/01/2033	60,000	56,153
5.163%, 02/01/2018	45,000	45,496
5.665%, 03/01/2018	510,000	518,609
5.877%, 03/01/2019	105,000	109,025
TOTAL MUNICIPAL BONDS (Cost $3,863,530)		$3,883,068

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) - 2.6%
Consumer discretionary - 0.8%
Acosta, Inc. 4.476%, 09/26/2021	$97,001	$86,525
Advantage Sales & Marketing, Inc. 4.546%, 07/23/2021	194,007	185,641
Bass Pro Group LLC 6.296%, 12/16/2023	150,000	145,575
Boyd Gaming Corp. 3.688%, 09/15/2023	114,258	114,473
Delta 2 Lux SARL 4.504%, 02/01/2024	150,000	150,032
Hilton Worldwide Finance LLC 3.216%, 10/25/2023	161,657	162,079
ION Media Networks, Inc. 4.500%, 12/18/2020	220,753	221,857
Neiman Marcus Group, Ltd. LLC 4.339%, 10/25/2020	109,135	81,625
SRAM LLC 4.594%, 03/15/2024	191,928	192,408
Town Sports International LLC 4.726%, 11/15/2020	272,761	244,121
Tribune Media Company 4.226%, 01/27/2024	321,484	322,208
Univision Communications, Inc. 3.976%, 03/15/2024	149,195	146,149
		2,052,693
Consumer staples - 0.3%
Albertsons LLC 4.189%, 08/22/2021	164,284	162,066
Brightview Landscapes LLC 4.217%, 12/18/2020	232,259	232,368
Galleria Company 4.125%, 09/29/2023	70,000	70,350
Post Holdings, Inc.
TBD 05/17/2024 (T)	27,273	27,292
3.470%, 05/24/2024	32,727	32,751
Reynolds Group Holdings, Inc. 4.226%, 02/05/2023	168,727	168,850
		693,677
Energy - 0.1%
California Resources Corp. 11.534%, 12/31/2021	110,000	116,050
Chesapeake Energy Corp. 8.686%, 08/23/2021	100,000	105,650
Foresight Energy LLC 6.976%, 03/28/2022	135,000	128,335
Seadrill Operating LP 4.296%, 02/21/2021	106,416	67,681
		417,716
Financials - 0.2%
Asurion LLC
4.295%, 07/08/2020	196,951	197,935
8.726%, 03/03/2021	245,000	245,919

The accompanying notes are an integral part of the financial statements.

87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Financials (continued)
Russell Investments US Institutional Holdco, Inc. 6.795%, 06/01/2023	$118,800	$120,434
		564,288
Health care - 0.3%
Change Healthcare Holdings LLC 3.976%, 03/01/2024	149,625	149,562
Community Health Systems, Inc.
3.947%, 12/31/2019	36,517	36,450
4.148%, 01/27/2021	63,187	63,049
Endo Luxembourg Finance Company I Sarl 5.500%, 04/29/2024	150,000	151,313
Envision Healthcare Corp. 4.300%, 12/01/2023	103,691	104,106
inVentiv Group Holdings, Inc. 4.952%, 11/09/2023	134,325	134,493
MPH Acquisition Holdings LLC 4.296%, 06/07/2023	113,653	113,564
Opal Acquisition, Inc. 5.236%, 11/27/2020	101,559	94,006
US Renal Care, Inc. 5.546%, 12/31/2022	102,729	99,165
		945,708
Industrials - 0.4%
Avolon Holdings, Ltd. 3.962%, 03/20/2022	100,000	100,585
Brand Energy & Infrastructure Services, Inc. TBD 06/21/2024 (T)	200,000	199,562
Gardner Denver, Inc. 4.546%, 07/30/2020	327,730	328,051
Nexeo Solutions LLC 4.973%, 06/09/2023	113,853	114,612
RBS Global, Inc. 3.971%, 08/21/2023	253,240	253,169
TransDigm, Inc. 4.249%, 05/14/2022	120,423	120,183
		1,116,162
Information technology - 0.2%
First Data Corp.
3.466%, 07/08/2022	178,657	178,295
3.716%, 04/26/2024	108,237	108,198
WEX, Inc. 4.726%, 07/01/2023	198,000	198,867
Xerox Business Services LLC 5.226%, 12/07/2023	129,350	130,805
		616,165
Materials - 0.1%
Berry Plastics Corp. 3.367%, 01/06/2021	348,197	347,995

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (continued)
Real estate - 0.1%
DTZ US Borrower LLC 4.447%, 11/04/2021	$137,507	$137,232
Telecommunication services - 0.1%
Level 3 Financing, Inc. 3.466%, 02/22/2024	100,000	100,188
Sprint Communications, Inc. 3.750%, 02/02/2024	139,650	139,621
		239,809
TOTAL TERM LOANS (Cost $7,230,119)		$7,131,445

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8%
Commercial and residential - 11.5%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1 1.736%, 01/25/2036 (P)	60,693	56,987
Alternative Loan Trust
Series 2005-27, Class 2A1, 2.082%, 08/25/2035 (P)	272,580	241,289
Series 2005-56, Class 5A1, 1.536%, 11/25/2035 (P)	118,978	102,115
Series 2005-72, Class A1, 1.486%, 01/25/2036 (P)	35,723	33,345
Series 2005-7CB, Class 2A8, 1.666%, 04/25/2035 (P)	69,906	61,958
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	148,398	114,893
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1, 1.406%, 09/25/2046 (P)	45,798	38,326
Series 2006-3, Class 2A11, 1.672%, 10/25/2046 (P)	60,640	51,456
Series 2007-2, Class A1, 1.341%, 03/25/2047 (P)	36,230	30,536
Angel Oak Mortgage Trust I LLC, Series 2017-2, Class A1 2.501%, 07/25/2047 (P)(S)	395,000	394,995
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1 2.810%, 01/25/2047 (P)(S)	158,945	159,272
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.674%, 02/15/2050	429,000	446,772
Series 2017-C1, Class XA IO, 1.696%, 02/15/2050	3,457,580	376,035
BBCMS Trust, Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (S)	330,000	346,540
BCAP LLC Trust, Series 2006-AA2, Class A1 1.386%, 01/25/2037 (P)	204,231	177,513

The accompanying notes are an integral part of the financial statements.

88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1, 1.716%, 01/25/2036 (P)	$261,419	$261,255
Series 2005-9, Class 11A1, 1.736%, 11/25/2035 (P)	66,001	65,666
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1 1.396%, 10/25/2036 (P)	20,678	18,293
Chase Mortgage Finance Trust, Series 2005-S3, Class A10 5.500%, 11/25/2035	290,000	277,980
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3, 1.896%, 03/25/2035 (P)	63,726	57,414
Series 2007-HY4, Class 1A1, 3.174%, 09/25/2047 (P)	233,403	217,046
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4, 6.385%, 12/10/2049 (P)	163,958	164,248
Series 2014-GC23, Class XA IO, 1.201%, 07/10/2047	2,375,225	136,753
Series 2015-GC29, Class AA IO, 1.300%, 04/10/2048	2,113,183	132,088
COLT Mortgage Loan Trust
Series 2016-3, Class A1, 2.800%, 12/26/2046 (P)(S)	258,283	258,441
Series 2017-1, Class A1, 2.614%, 05/27/2047 (P)(S)	416,338	418,487
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.335%, 12/10/2049 (P)	267,227	267,712
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG), Series 2013-WWP, Class A2 3.424%, 03/10/2031 (S)	800,000	828,232
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	511,222
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	413,745
Series 2015-LC19, Class A4, 3.183%, 02/10/2048	625,105	632,546
Commercial Mortgage Trust (Deutsche Bank AG), Series 2013-300P, Class A1 4.353%, 08/10/2030 (S)	260,000	282,658
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	15,493
Series 2015-C2, Class XA IO, 1.008%, 06/15/2057	5,596,074	271,496

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSMC Trust, Series 2017-FHA1, Class A1 3.250%, 04/25/2047 (P)(S)	$329,078	$332,999
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A1, 2.725%, 12/26/2046 (P)(S)	237,451	237,362
Series 2017-2A, Class A1, 2.453%, 06/25/2047 (P)(S)	350,000	348,913
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-AR2, Class A1 1.366%, 03/25/2037 (P)	98,044	83,389
FREMF Mortgage Trust
Series 2010-K8, Class B, 5.438%, 09/25/2043 (P)(S)	520,000	560,490
Series 2012-K706, Class B, 4.169%, 11/25/2044 (P)(S)	380,000	387,997
Series 2014-K503, Class B, 3.072%, 10/25/2047 (P)(S)	465,000	470,794
Series 2017-K64, Class B, 4.116%, 03/25/2027 (P)(S)	130,000	130,332
Series 2017-K725, Class B, 4.013%, 02/25/2024 (P)(S)	180,000	179,906
Series 2017-K726, Class B, 3.971%, 04/25/2024 (P)(S)	315,000	315,455
General Electric Capital Assurance Company, Series 2003-1, Class A5 5.743%, 05/12/2035 (P)(S)	258,564	265,511
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1 3.808%, 04/19/2036 (P)	291,970	270,240
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 3A1 2.092%, 10/25/2045 (P)	114,272	88,786
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (S)	670,000	702,571
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	418,562
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.370%, 01/25/2036 (P)	13,329	12,967
Series 2007-1F, Class 4A1, 1.516%, 01/25/2037 (P)	157,259	99,333
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A, 1.539%, 09/19/2035 (P)	64,407	55,373
Series 2006-12, Class 2A13, 1.449%, 12/19/2036 (P)	313,955	267,525
Series 2007-7, Class 2A1B, 2.216%, 10/25/2037 (P)	147,387	113,854
Series 2006-12, Class 2A2A, 1.399%, 01/19/2038 (P)	105,659	99,217

The accompanying notes are an integral part of the financial statements.

89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
IndyMac INDA Mortgage Loan Trust, Series 2006-AR3, Class 1A1 3.497%, 12/25/2036 (P)	$104,669	$97,437
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A4, 3.996%, 04/15/2047	395,000	420,295
Series 2014-C22, Class A4, 3.801%, 09/15/2047	135,000	141,255
Series 2015-C28, Class A4, 3.227%, 10/15/2048	706,000	713,513
JPMDB Commercial Mortgage Securities Trust, Series 2016- C4, Class A3 3.141%, 12/15/2049	735,000	735,366
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2008-C2, Series A4, 6.068%, 02/12/2051	370,117	371,419
Series 2012-WLDN, Class A, 3.905%, 05/05/2030 (S)	810,352	845,202
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A2 3.377%, 05/25/2036 (P)	27,841	25,729
Lehman XS Trust, Series 2006-16N, Class A4A 1.406%, 11/25/2046 (P)	240,782	218,073
LSTAR Securities Investment Trust, Series 2016-5, Class A1 3.227%, 11/01/2021 (P)(S)	464,405	464,052
LSTAR Securities Investment, Ltd.
Series 2016-3, Class A, 3.227%, 09/01/2021 (P)(S)	220,914	221,013
Series 2017-1, Class A, 3.227%, 01/01/2022 (P)(S)	333,440	332,673
Series 2017-2, Class A1, 3.227%, 02/01/2022 (P)(S)	630,871	631,260
Series 2017-3, Class A1, 3.227%, 04/01/2022 (P)(S)	155,092	156,710
Luminent Mortgage Trust, Series 2006-4, Class A1A 1.406%, 05/25/2046 (P)	214,022	183,985
Master Adjustable Rate Mortgages Trust, Series 2004- 13, Class 3A7 3.190%, 11/21/2034 (P)	64,403	65,887
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700%, 09/12/2049	208,226	208,387
MFA Trust, Series 2017-RPL1, Class A1 2.588%, 02/25/2057 (P)(S)	249,397	249,397

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA IO 1.288%, 12/15/2047	$1,581,983	$83,549
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class A4, 5.809%, 12/12/2049	131,251	131,634
Series 2014-MP, Class A, 3.469%, 08/11/2033 (S)	475,000	494,060
Series 2017-H1, Class XA IO, 1.464%, 06/15/2050	785,000	79,168
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A 2.287%, 06/10/2019 (P)(S)	1,034,000	1,032,271
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (P)(S)	678,175	699,134
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (P)(S)	677,655	698,091
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (P)(S)	1,344,824	1,398,017
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (P)(S)	1,230,193	1,280,795
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (P)(S)	1,895,367	1,968,428
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (P)(S)	820,000	856,488
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.646%, 07/15/2045 (S)	311,000	332,076
RALI Series Trust
Series 2007-QH7, Class 1A1, 1.466%, 08/25/2037 (P)	135,046	117,348
Series 2007-QH9, Class A1, 2.090%, 11/25/2037 (P)	123,882	101,830
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1 3.315%, 07/20/2037 (P)	24,060	23,143
Springleaf Mortgage Loan Trust, Series 2013-2A, Class M1 3.520%, 12/25/2065 (P)(S)	605,000	604,021
WaMu Mortgage Pass-Through Certificates, Series 2007-HY6, Class 1A1 3.058%, 06/25/2037 (P)	33,174	30,189
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5, Class 1A1 1.816%, 07/25/2036 (P)	45,295	29,854
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	325,738

The accompanying notes are an integral part of the financial statements.

90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2015-NXS1, Class D, 4.240%, 05/15/2048 (P)	$40,000	$34,630
Series 2015-NXS1, Class XA IO, 1.322%, 05/15/2048	2,106,508	131,154
Series 2015-NXS3, Class XA IO, 1.326%, 09/15/2057	4,665,754	274,169
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5, 4.101%, 03/15/2047	304,634	324,923
Series 2014-C20, Class A5, 3.995%, 05/15/2047	600,000	636,136
		31,072,882
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp., Series K064, Class X1 IO 0.745%, 03/25/2027	2,329,353	114,822
Federal National Mortgage Association
Series 2016-C07, Class 2M2, 5.566%, 04/25/2029 (P)	485,000	532,285
Series 2017-C01, Class 1M2, 4.766%, 07/25/2029 (P)	240,000	253,452
Government National Mortgage Association, Series 2006-38, Class XS IO 6.078%, 09/16/2035	101,018	17,073
		917,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,757,120)		$31,990,514

ASSET BACKED SECURITIES - 18.8%
ABFC Trust, Series 2006-HE1, Class A2D 1.436%, 01/25/2037 (P)	153,950	103,686
Anchorage Capital CLO 9, Ltd., Series 2016-9A, Class A 2.461%, 01/15/2029 (P)(S)	446,849	447,856
Apidos CLO XVII
Series 2014-17A, Class A1R, 2.468%, 04/17/2026 (P)(S)	1,200,000	1,200,706
Series 2014-17A, Class A2R, 3.008%, 04/17/2026 (P)(S)	1,145,000	1,145,063
Apidos CLO XX, Series 2012- 9AR, Class BR 2.488%, 01/16/2027 (P)(S)	700,000	702,088
Apidos CLO XXI, Series 2015- 21A, Class A1 2.588%, 07/18/2027 (P)(S)	1,170,000	1,179,867
Atlas Senior Loan Fund V, Ltd., Series 2014-1A, Class AR 2.588%, 07/16/2026 (P)(S)	879,000	880,438

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Atlas Senior Loan Fund VI, Ltd., Series 2014-6A, Class AR 2.408%, 10/15/2026 (P)(S)	$650,000	$650,324
Avery Point IV CLO, Ltd., Series 2014-1A, Class AR 2.256%, 04/25/2026 (P)(S)	885,000	884,999
Avery Point VI CLO, Ltd., Series 2015-6A, Class A 2.621%, 08/05/2027 (P)(S)	1,230,000	1,236,638
Babson CLO, Ltd., Series 2015- IA, Class A 2.586%, 04/20/2027 (P)(S)	1,205,000	1,208,069
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A, 4.000%, 10/28/2064 (P)(S)	803,480	839,083
Series 2017-SPL5, Class A, 3.500%, 06/28/2057 (P)(S)	520,000	533,517
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL3, Class A, 4.000%, 11/28/2053 (P)(S)	382,098	398,911
Series 2017-SPL4, Class A, 3.500%, 01/28/2055 (P)(S)	445,744	457,138
BlueMountain CLO, Ltd., Series 2015-3A, Class A1 2.636%, 10/20/2027 (P)(S)	1,040,000	1,041,910
CAL Funding II, Ltd., Series 2012-1A, Class A 3.470%, 10/25/2027 (S)	106,667	106,495
Carlyle Global Market Strategies
Series 2014-4A, Class A1R, 2.358%, 10/15/2026 (P)(S)	425,000	425,242
Series 2015-2A, Class A1, 2.640%, 04/27/2027 (P)(S)	770,000	773,075
Series 2016-3A, Class A2, 3.056%, 10/20/2029 (P)(S)	430,000	432,767
CarMax Auto Owner Trust, Series 2014-2, Class D 2.580%, 11/16/2020	280,000	280,731
Cent CLO 17, Ltd., Series 2013-17A, Class A1 2.470%, 01/30/2025 (P)(S)	603,136	603,445
Cent CLO 21, Ltd., Series 2014-21A, Class A1AR 2.380%, 07/27/2026 (P)(S)	590,000	589,996
Cent CLO 22, Ltd., Series 2014-22A, Class A1R 2.589%, 11/07/2026 (P)(S)	440,000	440,659
CIFC Funding, Ltd, Series 2014-2A, Class A1LR 2.392%, 05/24/2026 (P)(S)	890,000	890,579
CIFC Funding, Ltd., Series 2012-2A, Class A3R 3.918%, 12/05/2024 (P)(S)	505,000	505,840

The accompanying notes are an integral part of the financial statements.

91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A 1.880%, 03/15/2022 (S)	$103,360	$103,376
Dryden Senior Loan Fund, Series 2015-38A, Class A 2.588%, 07/15/2027 (P)(S)	660,000	665,006
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A5 1.526%, 09/25/2036 (P)	240,000	206,071
First Investors Auto Owner Trust
Series 2014-1A, Class A3, 1.490%, 01/15/2020 (S)	18,711	18,708
Series 2014-3A, Class A3, 1.670%, 11/16/2020 (S)	283,294	283,333
Series 2014-3A, Class B, 2.390%, 11/16/2020 (S)	170,000	170,695
Galaxy XIX CLO, Ltd., Series 2015-19A, Class A1A 2.703%, 01/24/2027 (P)(S)	895,000	894,996
Galaxy XV CLO, Ltd., Series 2013-15A, Class A 2.408%, 04/15/2025 (P)(S)	1,140,000	1,140,689
GSAA Home Equity Trust
Series 2006-15, Class AF6, 5.876%, 09/25/2036 (P)	488,921	250,958
Series 2006-20, Class 2A1A, 1.266%, 12/25/2046 (P)	426,373	308,501
Series 2006-10, Class AF3, 5.984%, 06/25/2036 (P)	198,237	107,138
GSAA Trust, Series 2005-7, Class AF4 5.058%, 05/25/2035 (P)	325,000	332,308
GSAMP Trust, Series 2007-FM2, Class A2B 1.306%, 01/25/2037 (P)	290,481	180,292
Highbridge Loan Management, Ltd., Series 2015-6A, Class A 2.621%, 05/05/2027 (P)(S)	485,000	485,334
Honor Automobile Trust Securitization, Series 2016-1A, Class A 2.940%, 11/15/2019 (S)	424,592	426,053
KKR CLO 15, Ltd., Series 15, Class A1A 2.718%, 10/18/2028 (P)(S)	645,000	650,617
Lendmark Funding Trust
Series 2016-2A, Class A, 3.260%, 04/21/2025 (S)	540,000	544,654
Series 2017-1A, Class A, 2.830%, 01/22/2024 (S)	360,000	359,926
Madison Park Funding XI, Ltd., Series 2013-11A, Class A1A 2.433%, 10/23/2025 (P)(S)	721,165	721,298
Madison Park Funding XII, Ltd., Series 2014-12A, Class B1R 2.806%, 07/20/2026 (P)(S)	530,000	530,017

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Magnetite IX, Ltd., Series 2014- 9A, Class A1R 2.236%, 07/25/2026 (P)(S)	$915,000	$915,000
Magnetite VIII, Ltd., Series 2014- 8A, Class AR 2.458%, 04/15/2026 (P)(S)	560,000	563,361
Magnetite XII, Ltd., Series 2015- 12A, Class AR 2.488%, 04/15/2027 (P)(S)	555,000	557,953
Nationstar HECM Loan Trust
Series 2016-1A, Class A, 2.981%, 02/25/2026 (P)(S)	168,018	168,072
Series 2016-2A, Class A, 2.239%, 06/25/2026 (P)(S)	49,614	50,174
Series 2017-1A, Class A, 1.968%, 05/25/2027 (S)	173,219	173,234
Series 2017-1A, Class M1, 2.942%, 05/25/2027 (S)	100,000	99,849
New Residential Advance Receivables Trust
Series 2016-T2, Class AT2, 2.575%, 10/15/2049 (S)	770,000	765,019
Series 2017-T1, Class AT1, 3.214%, 02/15/2051 (S)	645,000	648,614
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107%, 12/15/2050 (S)	740,000	729,918
Oaktree EIF II Series B1, Ltd., Series 2015-B1A, Class A 2.732%, 02/15/2026 (P)(S)	775,000	777,216
OCP CLO, Ltd., Series 2015-8A, Class A1 2.688%, 04/17/2027 (P)(S)	1,065,000	1,065,425
OHA Credit Partners VIII, Ltd., Series 2013-8A, Class A 2.276%, 04/20/2025 (P)(S)	856,000	856,133
OneMain Financial Issuance Trust, Series 2016-2A, Class A 4.100%, 03/20/2028 (S)	945,000	963,997
OZLM XII, Ltd., Series 2015-12A, Class A1 2.620%, 04/30/2027 (P)(S)	1,025,000	1,026,329
Race Point IX CLO, Ltd., Series 2015-9A, Class A1 2.668%, 04/15/2027 (P)(S)	945,000	946,222
Santander Drive Auto Receivables Trust
Series 2013-5, Class C, 2.250%, 06/17/2019	37,039	37,098
Series 2014-1, Class C, 2.360%, 04/15/2020	216,118	216,590
Series 2015-2, Class B, 1.830%, 01/15/2020	476,221	476,532
Securitized Asset Backed Receivables LLC Trust, Series 2006-HE1, Class A2B 1.306%, 07/25/2036 (P)	165,587	84,412

The accompanying notes are an integral part of the financial statements.

92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Shackleton 2015-VIII CLO, Ltd., Series 2015-8A, Class A1 2.666%, 10/20/2027 (P)(S)	$1,035,000	$1,035,538
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A, 3.090%, 10/27/2025 (S)	404,282	407,644
Series 2016-3, Class A, 3.050%, 12/26/2025 (S)	437,005	441,095
Series 2017-1, Class A, 3.280%, 01/26/2026 (S)	331,433	335,742
Series 2017-3, Class A, 2.770%, 05/25/2026 (S)	164,931	165,778
Series 2017-4, Class A, 2.500%, 05/26/2026 (S)	315,000	314,943
Sound Point CLO IV, Ltd., Series 2013-3A, Class AR 2.256%, 01/21/2026 (P)(S)	620,000	620,002
Sound Point CLO VIII, Ltd., Series 2015-1A, Class A 2.688%, 04/15/2027 (P)(S)	755,000	755,467
Sound Point CLO XV, Ltd., Series 2017-1A, Class A 2.496%, 01/23/2029 (P)(S)	305,000	305,583
Soundview Home Loan Trust, Series 2007-OPT2, Class 2A3 1.396%, 07/25/2037 (P)	45,000	36,150
Springleaf Funding Trust
Series 2016-AA, Class A, 2.900%, 11/15/2029 (S)	590,000	592,849
Series 2017-AA, Class A, 2.680%, 07/15/2030 (S)	900,000	898,036
SPS Servicer Advance Receivables Trust, Series 2016- T2, Class AT2 2.750%, 11/15/2049 (S)	630,000	631,128
Towd Point Mortgage Trust
Series 2015-3, Class A1B, 3.000%, 03/25/2054 (P)(S)	61,949	62,681
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (P)(S)	229,602	231,349
Series 2016-2, Class A1A, 2.750%, 08/25/2055 (P)(S)	487,847	491,138
Series 2016-3, Class A1, 2.250%, 04/25/2056 (P)(S)	648,325	646,360
Series 2017-1, Class A1, 2.750%, 10/25/2056 (P)(S)	1,367,440	1,377,893
Series 2017-2, Class A1, 2.750%, 04/25/2057 (P)(S)	353,255	356,613
Treman Park CLO, Ltd., Series 2015-1A, Class AR 2.526%, 04/20/2027 (P)(S)	745,000	747,958
Venture XXI CLO, Ltd., Series 2015-21A, Class A 2.648%, 07/15/2027 (P)(S)	915,000	915,277

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VOLT LX LLC, Series 2017-NPL7, Class A1 3.250%, 04/25/2059 (S)	$330,000	$329,711
Voya CLO, Ltd.
Series 2012-3AR, Class BR, 3.108%, 10/15/2022 (P)(S)	550,000	550,694
Series 2014-3A, Class A1, 2.576%, 07/25/2026 (P)(S)	370,000	370,066
Series 2015-1A, Class A1, 2.638%, 04/18/2027 (P)(S)	730,000	734,323
Series 2015-1A, Class A2, 3.258%, 04/18/2027 (P)(S)	255,000	255,145
TOTAL ASSET BACKED SECURITIES (Cost $50,819,583)		$51,069,403

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter Option on the USD vs. CNY (Expiration Date: 07/03/2017; Strike Price: $6.79; Counterparty: Goldman Sachs International) (I)	1,235,000	2,337
Over the Counter Option on the USD vs. TRY (Expiration Date: 04/06/2018; Strike Price: $3.71; Counterparty: Goldman Sachs International) (I)	35,000	16,612
Over the Counter Option on the USD vs. TRY (Expiration Date: 05/02/2018; Strike Price: $3.54; Counterparty: Citibank N.A.) (I)	35,000	9,111
Over the Counter Option on the USD vs. ZAR (Expiration Date: 07/05/2017; Strike Price: $12.79; Counterparty: Goldman Sachs International) (I)	312,000	104
		28,164
TOTAL PURCHASED OPTIONS (Cost $30,194)		$28,164

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral Trust, 1.1508% (W)(Y)	6,322	63,261
TOTAL SECURITIES LENDING COLLATERAL (Cost $63,259)		$63,261

SHORT-TERM INVESTMENTS - 6.6%
Foreign government - 0.5%
Argentina Treasury Bills
2.549%, 07/14/2017 *	$123,529	123,459
2.763%, 11/24/2017 *	44,591	44,091
2.763%, 01/26/2018 *	101,975	100,247
2.772%, 11/10/2017 *	44,396	43,942
2.967%, 06/15/2018 *	487,925	473,028
3.032%, 05/24/2018 *	146,833	142,789
3.099%, 12/15/2017 *	283,481	279,742

The accompanying notes are an integral part of the financial statements.

93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
3.195%, 04/27/2018 *	$263,996	$257,205
		1,464,503
Repurchase agreement - 6.1%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2017 at 1.070% to be repurchased at $9,300,829 on 07/03/2017, collateralized by $5,398,817 Federal Home Loan Mortgage Corp., 2.500% - 6.000% due 02/01/2026 to 12/01/2042 (valued at $5,807,254, including interest) and $3,481,447 Federal National Mortgage Association, 2.500% - 6.130% due 11/01/2027 to 04/01/2042 (valued at $3,678,746, including interest)	9,300,000	9,300,000
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2017 at 1.120% to be repurchased at $7,100,663 on 07/03/2017, collateralized by $6,777,700 U.S. Treasury Notes, 3.625% due 02/15/2020 (valued at $7,242,099, including interest)	7,100,000	7,100,000
		16,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,864,839)		$17,864,503
Total Investments (Investment Quality Bond Trust) (Cost $337,676,463) - 124.7%		$338,462,399
Other assets and liabilities, net - (24.7%)		(67,051,491)
TOTAL NET ASSETS - 100.0%		$271,410,908

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend

GO	General Obligation
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 6-30-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $82,426,131 or 30.4% of the fund’s net assets as of 6-30-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

94

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	95	Long	Sep 2017	$11,218,806	$11,194,414	$ (24,392)
U.S. Treasury Long Bond Futures	36	Long	Sep 2017	5,482,183	5,532,750	50,567
Ultra U.S. Treasury Bond Futures	38	Long	Sep 2017	6,202,226	6,303,250	101,024
2-Year U.S. Treasury Note Futures	41	Short	Sep 2017	(8,875,144)	(8,860,484)	14,660
10-Year Ultra U.S. Treasury Bond Futures	8	Short	Sep 2017	(1,085,610)	(1,078,500)	7,110
10-Year U.S. Treasury Note Futures	52	Short	Sep 2017	(6,539,326)	(6,527,625)	11,701
U.K. Long Gilt Bond Futures	20	Short	Sep 2017	(3,329,164)	(3,270,972)	58,192
						$218,862

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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FORWARD FOREIGN CURRENY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EGP	543,000	USD	29,272	Citibank N.A.	3/6/2018	-	$ (1,132)
EGP	445,000	USD	23,455	Goldman Sachs International	3/6/2018	-	(394)
EGP	1,495,000	USD	76,159	Citibank N.A.	3/29/2018	$ 758	-
RON	1,625,000	USD	383,806	Citibank N.A.	8/28/2017	23,901	-
USD	161,995	ARS	2,728,000	BNP Paribas SA	9/20/2017	4,326	-
USD	241,404	BRL	799,000	Goldman Sachs International	9/5/2017	3,306	-
USD	50,849	EGP	988,000	Goldman Sachs International	3/6/2018	-	(353)
USD	76,510	EGP	1,495,000	Goldman Sachs International	3/29/2018	-	(407)
USD	500,631	EUR	446,000	Citibank N.A.	7/31/2017	-	(9,446)
USD	98,995	EUR	88,000	HSBC Bank USA	9/20/2017	-	(1,919)
USD	408,399	MXN	7,453,000	Royal Bank of Canada	9/20/2017	2,660	-
USD	155,513	RON	610,000	BNP Paribas SA	8/28/2017	2,466	-
USD	259,061	RON	1,015,000	JPMorgan Chase Bank	8/28/2017	4,400	-
						$41,817	$(13,651)

The accompanying notes are an integral part of the financial statements.

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SWAPS

Interest rate swaps

Counterparty (OTC)/Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase Bank, N.A.	5,100,000	USD	Fixed 4.318%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Dec 2028	-	$(1,047,031)	$(1,047,031)
JPMorgan Chase Bank, N.A.	2,100,000	USD	Fixed 3.425%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jul 2039	-	(338,880)	(338,880)
								-	$(1,385,911)	$(1,385,911)
Centrally cleared	1,620,000	USD	Fixed 1.625%	USD-Federal Funds-H.15-OIS-COMPOUND	Annual	Annual	Nov 2026	-	$38,239	$38,239
Centrally cleared	2,085,000	USD	Fixed 2.124%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	-	25,634	25,634
Centrally cleared	1,831,000	USD	Fixed 2.117%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	-	23,680	23,680
Centrally cleared	2,080,000	USD	Fixed 2.121%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	-	26,141	26,141
Centrally cleared	1,835,000	USD	Fixed 2.122%	USD-LIBOR-BBA	Semi-Annual	Quarterly	Jun 2027	-	22,978	22,978
								-	$136,672	$136,672
								-	$(1,249,239)	$(1,249,239)

The accompanying notes are an integral part of the financial statements.

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Credit default swaps - buyer

Counterparty (OTC)/Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed rate payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	Turkey Republic	308,000	USD	$308,000	-1.000%	Quarterly	Jun 2022	$16,414	$(3,220)	$13,194
				$308,000				$16,414	$(3,220)	$13,194
Centrally cleared	CDX-NAIGS28V1-5Y	5,431,000	USD	5,431,000	-1.000%	Quarterly	Jun 2022	($99,645)	($2,808)	($102,453)
Centrally cleared	ITRAXX-EUROPES27V1-5Y	2,444,000	EUR	2,748,697	-1.000%	Quarterly	Jun 2022	(51,363)	(9,557)	(60,920)
Centrally cleared	ITRAXX-XOVERS27V1-5Y	480,000	EUR	537,493	-5.000%	Quarterly	Jun 2022	(64,441)	659	(63,782)
Centrally cleared	CDX-NAHYS28V1-5Y	571,000	USD	571,000	-5.000%	Quarterly	Jun 2022	(44,078)	3,820	(40,258)
				$9,288,190				$(259,527)	$(7,886)	$(267,413)
				$9,596,190				$(243,113)	$(11,106)	$(254,219)

The accompanying notes are an integral part of the financial statements.

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Credits default swaps - seller

Counterparty (OTC)/Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Receive fixed rate	Fixed rate payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America	United Mexican States	1.129%	163,000	USD	$163,000	1.000%	Quarterly	Jun 2022	$(1,364)	$424	$(940)
Bank of America	Turkey Republic	1.932%	150,000	USD	150,000	1.000%	Quarterly	Jun 2022	(6,326)	(100)	(6,426)
Bank of America	South Africa Government International Bond	1.972%	149,000	USD	149,000	1.000%	Quarterly	Jun 2022	(5,890)	(756)	(6,646)
Goldman Sachs International	Brazil Republic	2.158%	125,000	USD	125,000	1.000%	Quarterly	Dec 2021	(8,878)	2,879	(5,999)
Goldman Sachs International	Brazil Republic	2.158%	130,000	USD	130,000	1.000%	Quarterly	Dec 2021	(9,466)	3,227	(6,239)
Morgan Stanley & Co	Anadarko Petroleum Corporation	1.517%	355,000	USD	355,000	1.000%	Quarterly	Jun 2022	(15,800)	7,285	(8,515)
					$1,072,000				$(47,724)	$12,959	$(34,765)
Centrally cleared	CDX-EMS27V1-5Y	2.014.%	1,746,000	USD	1,746,000	1.000%	Quarterly	Jun 2022	(73,194)	(6,154)	(79,348)
					$1,746,000				$(73,194)	$(6,154)	$(79,348)
					$2,818,000				$(120,918)	$6,805	$(114,113)

The accompanying notes are an integral part of the financial statements.

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Currency Swaps
Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	Floating rate equal to 3 Month USD-LIBOR-BBA based on the notional amount of the currency received	Fixed rate equal 4.585% based on the notional amount of the currency received	Quarterly	Sep 2022	USD	$244,183	CNY	1,700,000	-	($5,812)	($5,812)
									-	($5,812)	($5,812)

The accompanying notes are an integral part of the financial statements.

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Derivatives currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CNY	Yuan Renminbi
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
RON	Romanian Leu
USD	United States Dollar

Derivatives abbreviations
BBA	British Bankers' Association
CDX	Central Data Exchange
ITRAXX	Thomson Reuters Eikon
LIBOR	London Interbank Offered Rate
OIS	Overnight Indexed Swap
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS  — June 30, 2017 (unaudited) (showing percentage of total net assets)

Money Market Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 102.5%
U.S. Government - 10.6%
0.615%, 07/20/2017	$75,000,000	$74,976,013
1.019%, 09/21/2017	40,000,000	39,908,661
U.S. Treasury Note
0.965%, 07/31/2017	60,000,000	59,977,301
1.174%, 12/31/2017	45,000,000	45,348,559
U.S. Government Agency - 91.9%
Federal Agricultural Mortgage Corp.
0.760%, 07/03/2017	17,200,000	17,199,283
0.893%, 09/01/2017 (F)	25,000,000	25,009,645
0.954%, 03/01/2018 (F)	75,000,000	75,000,000
0.974%, 05/01/2018 (F)	25,000,000	25,000,000
0.989%, 04/03/2018 (F)	50,000,000	50,000,000
1.010%, 08/23/2017 (F)	15,000,000	14,999,782
1.111%, 02/23/2018 to 04/25/2018 (F)	100,000,000	100,000,000
1.141%, 06/26/2018 (F)	41,000,000	41,000,000
1.152%, 07/03/2017 (F)	75,000,000	75,000,000
1.196%, 01/18/2018 (F)	50,000,000	50,000,000
Federal Farm Credit Bank
0.760%, 07/03/2017	25,000,000	24,998,958
0.968%, 11/20/2017 (F)	1,000,000	1,001,051
0.969%, 03/08/2018 (F)	725,000	726,515
1.053%, 07/14/2017 (F)	1,482,000	1,482,070
1.056%, 10/13/2017	2,000,000	1,998,121
1.062%, 11/20/2017	500,000	499,575
1.068%, 10/12/2017	25,000,000	24,924,896
1.088%, 05/17/2018 (F)	2,700,000	2,703,706
1.090%, 01/22/2018 (F)	28,000,000	28,030,831
1.093%, 07/19/2018 (F)	1,611,000	1,615,429
1.094%, 06/22/2018 (F)	2,100,000	2,105,315
1.146%, 12/18/2017	18,297,000	18,294,855
1.260%, 11/13/2017 (F)	20,000,000	19,998,879
1.308%, 08/28/2017 (F)	20,000,000	20,000,000
Federal Home Loan Bank
0.608%, 07/12/2017	25,000,000	24,993,354
0.608%, 07/12/2017 to 07/14/2017	26,405,000	26,399,693
0.614%, 07/14/2017	70,000,000	69,984,706
0.634%, 07/07/2017 to 07/19/2017	38,360,000	38,351,212
0.639%, 07/14/2017	6,060,000	6,058,621
0.645%, 07/28/2017	18,265,000	18,256,287
0.649%, 08/09/2017	6,290,000	6,285,639
0.660%, 08/11/2017	12,605,000	12,595,669
0.680%, 08/18/2017	8,400,000	8,392,496
0.690%, 08/22/2017	1,720,000	1,718,311
0.893%, 07/14/2017	16,170,000	16,164,862
0.902%, 09/05/2017 (F)	4,000,000	4,001,660
0.913%, 07/05/2017	6,249,000	6,248,375
0.923%, 07/19/2017	40,000,000	39,981,800
0.938%, 02/15/2018 (F)	15,000,000	15,010,112
0.939%, 08/09/2017	20,000,000	19,979,958
0.962%, 08/16/2017	50,000,000	49,939,433
0.975%, 09/05/2017	20,000,000	19,964,800

Money Market Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
0.985%, 07/09/2018 (F)	$13,400,000	$13,395,021
0.994%, 07/11/2017	2,800,000	2,799,238
0.995%, 11/27/2017 (F)	750,000	750,444
1.009%, 07/21/2017	15,200,000	15,191,598
1.009%, 12/05/2017 (F)	1,150,000	1,150,790
1.013%, 07/12/2017	25,000,000	24,992,369
1.014%, 07/07/2017 to 07/14/2017	207,500,000	207,444,805
1.014%, 07/13/2017	2,611,000	2,610,130
1.015%, 07/20/2017 to 08/02/2017	28,435,000	28,412,295
1.015%, 07/28/2017 to 08/16/2017	9,900,000	9,889,461
1.016%, 08/01/2017	2,165,000	2,163,134
1.018%, 07/11/2017 to 07/26/2017	122,900,000	122,815,607
1.024%, 07/12/2017 to 07/14/2017	11,640,000	11,636,267
1.025%, 07/14/2017 to 08/02/2017	3,990,000	3,987,483
1.031%, 12/13/2017 (F)	48,300,000	48,301,046
1.051%, 09/08/2017	5,000,000	4,990,081
1.059%, 10/18/2017 (F)	75,000,000	75,000,000
1.065%, 09/15/2017	50,000,000	49,889,378
1.067%, 08/28/2017	5,000,000	4,997,483
1.074%, 10/27/2017	950,000	949,466
1.074%, 12/18/2017 (F)	10,000,000	10,007,063
1.079%, 11/13/2017	5,000,000	4,980,125
1.079%, 12/18/2017 (F)	45,000,000	44,998,549
1.124%, 12/15/2017	5,000,000	4,995,077
1.140%, 04/25/2018	5,000,000	4,999,172
1.142%, 12/22/2017	12,176,000	12,110,087
1.271%, 06/22/2018	1,300,000	1,298,441
Federal Home Loan Mortgage Corp.
0.915%, 07/28/2017	1,000,000	1,000,063
0.981%, 01/11/2018 (F)	75,000,000	75,000,000
1.005%, 09/29/2017	1,402,000	1,401,954
1.187%, 12/28/2017	500,000	499,047
1.222%, 05/25/2018	2,000,000	1,995,902
1.247%, 06/22/2018	8,000,000	7,985,324
Federal National Mortgage Association
0.597%, 07/12/2017	7,570,000	7,568,638
0.598%, 07/12/2017	24,900,000	24,895,511
0.710%, 08/01/2017	10,000,000	9,993,972
0.963%, 07/05/2017	40,000,000	39,997,889
0.995%, 09/27/2017	1,235,000	1,234,987
1.014%, 07/05/2017	1,500,000	1,499,833
1.258%, 05/21/2018	4,750,000	4,733,804
1.274%, 04/30/2018	2,040,000	2,035,369
Private Export Funding Corp. 1.172%, 12/15/2017	5,000,000	5,024,400
Tennessee Valley Authority
0.915%, 07/18/2017	1,000,000	1,002,133
1.186%, 12/15/2017	300,000	306,890

The accompanying notes are an integral part of the financial statements.

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Money Market Trust (continued)

Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,127,056,759)	$2,127,056,759
Total Investments (Money Market Trust) (Cost $2,127,056,759) - 102.5%	$2,127,056,759
Other assets and liabilities, net - (2.5%)	(52,047,412)
TOTAL NET ASSETS - 100.0%	$2,075,009,347

Security Abbreviations and Legend

(F)	Variable rate obligation.

The accompanying notes are an integral part of the financial statements.

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New Income Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.5%
U.S. Government - 13.1%
Treasury Inflation Protected Securities
0.125%, 07/15/2026	$13,760,070	$13,269,289
0.625%, 01/15/2026	7,327,849	7,372,776
U.S. Treasury Bonds
2.500%, 02/15/2045 to 05/15/2046	17,335,000	16,169,715
2.875%, 11/15/2046	13,210,000	13,305,469
3.000%, 11/15/2044 to 11/15/2045	18,825,000	19,432,347
3.125%, 02/15/2043	26,395,000	27,915,801
3.375%, 05/15/2044	2,585,000	2,859,757
5.375%, 02/15/2031	7,760,000	10,436,292
U.S. Treasury Notes
0.875%, 05/15/2019	2,825,000	2,798,956
1.250%, 10/31/2018	18,715,000	18,693,066
1.500%, 05/31/2019 (D)	18,425,000	18,466,032
1.625%, 05/15/2026	3,915,000	3,711,451
2.000%, 08/31/2021	17,835,000	17,990,361
2.250%, 02/15/2027	10,995,000	10,946,039
		183,367,351
U.S. Government Agency - 26.4%
Federal Home Loan Mortgage Corp.
2.811%, 10/01/2036 (P)	9,322	9,716
2.841%, 09/01/2035 (P)	10,613	11,161
2.843%, 10/01/2036 (P)	16,938	17,981
2.865%, 01/01/2036 (P)	40,497	42,912
3.000%, 01/01/2043 to 03/01/2043	8,935,728	8,962,214
3.025%, 08/01/2036 (P)	7,194	7,599
3.030%, 07/01/2035 (P)	14,066	14,850
3.035%, 09/01/2032 (P)	666	701
3.127%, 07/01/2035 (P)	9,519	9,984
3.195%, 03/01/2036 (P)	35,583	37,531
3.322%, 10/01/2036 (P)	65,870	69,459
3.348%, 01/01/2036 (P)	772	805
3.369%, 01/01/2037 (P)	20,942	22,072
3.375%, 04/01/2037 (P)	40,867	42,732
3.394%, 02/01/2035 (P)	36,182	37,995
3.400%, 11/01/2035 (P)	11,432	12,088
3.409%, 02/01/2037 (P)	47,645	50,200
3.412%, 06/01/2037 (P)	118,147	124,489
3.414%, 06/01/2038 (P)	17,429	18,320
3.486%, 11/01/2036 (P)	11,444	12,106
3.500%, 03/01/2043 to 05/01/2046	9,690,798	9,994,391
3.536%, 12/01/2036 (P)	14,391	15,212
3.540%, 05/01/2037 (P)	15,280	16,067
3.592%, 02/01/2037 (P)	43,295	45,700
3.783%, 02/01/2037 (P)	20,652	21,595
3.806%, 02/01/2038 (P)	50,661	53,256
4.000%, 05/01/2026 to 02/01/2041	8,685,637	9,182,190
4.500%, 11/01/2018 to 10/01/2039	5,223,098	5,631,742

New Income Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.000%, 10/01/2018 to 08/01/2040	$2,232,513	$2,440,405
5.500%, 03/01/2018 to 12/01/2039	143,222	157,865
6.000%, 07/01/2017 to 08/01/2038	426,589	478,960
6.500%, 07/01/2017 to 03/01/2037	113,444	129,985
7.000%, 02/01/2024 to 06/01/2032	1,891	2,181
7.500%, 05/01/2024 to 06/01/2024	225	254
Federal National Mortgage Association
2.154%, 07/01/2027 (P)	121	122
2.500%, TBA (C)	5,947,760	5,981,001
2.500%, 07/01/2030 to 03/01/2043	17,864,380	17,894,858
2.736%, 10/01/2033 (P)	17,350	18,000
2.815%, 07/01/2035 (P)	11,247	11,809
2.865%, 09/01/2035 (P)	54,726	57,679
2.965%, 12/01/2035 (P)	4,219	4,381
3.000%, 01/01/2027 to 01/01/2047	70,173,874	70,461,685
3.033%, 08/01/2037 (P)	27,284	28,746
3.097%, 08/01/2036 (P)	48,695	51,270
3.103%, 08/01/2038 (P)	11,368	12,012
3.111%, 12/01/2035 (P)	4,219	4,435
3.177%, 07/01/2036 (P)	96,560	101,400
3.395%, 12/01/2035 (P)	2,341	2,468
3.461%, 12/01/2035 (P)	7,766	8,237
3.500%, TBA (C)	13,740,000	14,113,274
3.500%, 09/01/2036 (P)	196	204
3.500%, 06/01/2042 to 04/01/2047	65,234,510	67,120,368
3.520%, 05/01/2038 (P)	98,511	103,352
3.538%, 05/01/2038 (P)	30,145	31,639
3.580%, 04/01/2038 (P)	20,420	21,367
3.610%, 05/01/2038 (P)	20,387	21,420
4.000%, TBA (C)	4,535,000	4,765,614
4.000%, 11/01/2025 to 09/01/2046	22,825,080	24,102,233
4.500%, 05/01/2019 to 09/01/2042	7,651,743	8,240,519
5.000%, 05/01/2018 to 06/01/2040	12,262,986	13,436,220
5.500%, 08/01/2017 to 09/01/2041	5,563,422	6,178,027
5.688%, 01/01/2019 (P)	50	51
6.000%, 09/01/2017 to 09/01/2038	5,294,526	6,021,728
6.500%, 07/01/2032 to 06/01/2039	390,710	452,413
7.000%, 12/01/2029 to 04/01/2037	15,147	17,622

The accompanying notes are an integral part of the financial statements.

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New Income Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
2.500%, 11/20/2042 to 07/20/2043		$7,987,847	$7,799,026
3.000%, 10/15/2042 to 11/20/2046		9,309,992	9,419,610
3.500%, 09/15/2041 to 05/20/2043		11,891,867	12,374,368
4.000%, 02/15/2041 to 05/20/2047		26,785,297	28,258,482
4.500%, TBA (C)		264,432	281,746
4.500%, 01/15/2019 to 04/20/2047		23,594,863	25,161,909
5.000%, 01/15/2019 to 03/20/2041		2,520,352	2,732,127
5.500%, 02/15/2029 to 06/20/2044		3,467,489	3,897,626
6.000%, 07/15/2017 to 04/20/2039		1,068,460	1,218,002
6.500%, 05/15/2024 to 09/15/2038		908,844	1,047,501
7.000%, 12/20/2023 to 12/15/2034		473,141	550,869
9.250%, 11/15/2019 to 12/15/2019		765	821
9.750%, 02/15/2021		1,214	1,346
10.250%, 11/15/2020		747	828
			369,683,133
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $552,156,223)			$553,050,484

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Bermuda - 0.1%
Government of Bermuda
4.138%, 01/03/2023 (S)		1,410,000	1,469,925
4.854%, 02/06/2024 (S)		515,000	556,627
			2,026,552
Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III 4.350%, 09/10/2024		705,000	734,963
Israel - 0.3%
Government of Israel 1.750%, 08/31/2025	ILS	12,565,000	3,640,171
Mexico - 0.7%
Government of Mexico
4.000%, 10/02/2023		$3,402,000	3,557,329
4.125%, 01/21/2026		1,590,000	1,652,805
10.000%, 12/05/2024	MXN	73,675,000	4,836,539
			10,046,673

New Income Trust (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Morocco - 0.1%
Kingdom of Morocco 4.250%, 12/11/2022(S)	$1,695,000	$1,774,496
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,808,435)		$18,222,855

CORPORATE BONDS - 32.4%
Consumer discretionary - 3.8%
Altice Finco SA 7.625%, 02/15/2025(S)	675,000	720,563
Altice Luxembourg SA 7.625%, 02/15/2025(S)	2,175,000	2,392,500
Charter Communications Operating LLC
4.908%, 07/23/2025	1,535,000	1,658,432
6.484%, 10/23/2045	4,345,000	5,221,404
Comcast Corp. 3.300%, 02/01/2027	2,005,000	2,029,848
CSC Holdings LLC 10.875%, 10/15/2025(S)	600,000	722,250
Delphi Corp. 4.150%, 03/15/2024	1,770,000	1,858,889
Expedia, Inc. 5.000%, 02/15/2026	3,520,000	3,854,597
INVISTA Finance LLC 4.250%, 10/15/2019(S)	1,115,000	1,148,673
Newell Brands, Inc. 5.500%, 04/01/2046	1,315,000	1,585,477
O’Reilly Automotive, Inc. 4.875%, 01/14/2021	3,970,000	4,269,203
Omnicom Group, Inc. 3.650%, 11/01/2024	2,815,000	2,886,968
QVC, Inc.
4.375%, 03/15/2023	2,300,000	2,326,027
5.125%, 07/02/2022	975,000	1,030,757
Scientific Games International, Inc. 10.000%, 12/01/2022	725,000	794,781
Sirius XM Radio, Inc. 5.250%, 08/15/2022(S)	4,271,000	4,385,292
The Interpublic Group of Companies, Inc.
3.750%, 02/15/2023	1,615,000	1,676,451
4.000%, 03/15/2022	2,365,000	2,479,771
4.200%, 04/15/2024	1,115,000	1,174,214
The Priceline Group, Inc.
3.600%, 06/01/2026	1,500,000	1,518,548
3.650%, 03/15/2025	2,135,000	2,191,050
Thomson Reuters Corp. 3.350%, 05/15/2026	690,000	688,961
Time Warner Cable LLC
6.550%, 05/01/2037	1,185,000	1,416,505
6.750%, 06/15/2039	1,740,000	2,132,097
7.300%, 07/01/2038	1,840,000	2,354,260
Townsquare Media, Inc. 6.500%, 04/01/2023(L)(S)	275,000	277,063
Univision Communications, Inc. 5.125%, 02/15/2025(S)	730,000	723,613

The accompanying notes are an integral part of the financial statements.

105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Virgin Media Secured Finance PLC 5.500%, 08/15/2026(S)	$200,000	$209,500
		53,727,694
Consumer staples - 1.2%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/2046	6,200,000	7,007,438
Imperial Brands Finance PLC 4.250%, 07/21/2025(S)	3,465,000	3,657,630
Mead Johnson Nutrition Company 4.125%, 11/15/2025	540,000	582,302
New Albertsons, Inc. 7.450%, 08/01/2029	150,000	145,500
Post Holdings, Inc. 8.000%, 07/15/2025(S)	350,000	397,250
Reynolds American, Inc.
4.000%, 06/12/2022	1,125,000	1,191,980
4.450%, 06/12/2025	1,830,000	1,964,562
5.850%, 08/15/2045	1,005,000	1,232,228
Tyson Foods, Inc. 4.550%, 06/02/2047	645,000	680,015
		16,858,905
Energy - 2.9%
APT Pipelines, Ltd. 3.875%, 10/11/2022(S)	1,125,000	1,162,146
Boardwalk Pipelines LP
4.450%, 07/15/2027	540,000	552,923
4.950%, 12/15/2024	1,925,000	2,039,472
5.950%, 06/01/2026	1,945,000	2,165,983
Cenovus Energy, Inc.
4.250%, 04/15/2027 (L)(S)	1,140,000	1,086,108
5.400%, 06/15/2047 (S)	2,365,000	2,210,249
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	200,000	213,250
Enbridge, Inc. (6.000% to 01/15/2027, then 3 month LIBOR + 3.890%) 01/15/2077	1,710,000	1,793,363
Energy Transfer Equity LP 5.500%, 06/01/2027	505,000	522,675
Ensco PLC 8.000%, 01/31/2024(L)	206,000	193,640
Enterprise Products Operating LLC 5.950%, 02/01/2041	2,755,000	3,267,642
Hess Corp. 4.300%, 04/01/2027	1,815,000	1,773,048
Pertamina Persero PT 6.450%, 05/30/2044(S)	1,055,000	1,197,452
Petroleos Mexicanos
3.500%, 07/18/2018	1,500,000	1,518,150
5.375%, 03/13/2022 (S)	415,000	436,891
6.375%, 02/04/2021	2,725,000	2,949,268
Rowan Companies, Inc. 7.375%, 06/15/2025	690,000	643,425
Sabine Pass Liquefaction LLC

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
4.200%, 03/15/2028 (S)	$2,935,000	$2,965,592
5.000%, 03/15/2027	3,095,000	3,294,863
5.750%, 05/15/2024	750,000	835,196
5.875%, 06/30/2026	525,000	587,578
Schlumberger Holdings Corp. 4.000%, 12/21/2025(S)	3,020,000	3,166,138
Spectra Energy Partners LP
3.375%, 10/15/2026	1,475,000	1,441,913
4.500%, 03/15/2045	285,000	281,271
Tallgrass Energy Partners LP 5.500%, 09/15/2024(S)	415,000	420,188
Western Gas Partners LP 4.000%, 07/01/2022	2,535,000	2,598,322
Woodside Finance, Ltd.
3.650%, 03/05/2025 (S)	595,000	592,892
3.700%, 09/15/2026 (S)	1,153,000	1,135,457
		41,045,095
Financials - 9.8%
AerCap Ireland Capital DAC
3.500%, 05/26/2022	695,000	713,159
3.950%, 02/01/2022	1,400,000	1,457,501
Banco Santander SA 3.500%, 04/11/2022	1,600,000	1,637,382
Bank of America Corp.
3.248%, 10/21/2027	2,440,000	2,358,123
3.300%, 01/11/2023	6,955,000	7,091,102
4.200%, 08/26/2024	1,250,000	1,296,813
Bank of America Corp. (3.824% to 01/20/2027, then 3 month LIBOR + 1.575%) 01/20/2028	2,695,000	2,742,084
Bank of America Corp. (4.244% to 04/24/2037, then 3 month LIBOR + 1.814%) 04/24/2038	2,855,000	2,972,309
Barclays Bank PLC 5.140%, 10/14/2020	3,495,000	3,740,342
Barclays PLC
3.684%, 01/10/2023	1,720,000	1,764,636
4.375%, 01/12/2026	200,000	207,823
BBVA Bancomer SA 4.375%, 04/10/2024(S)	2,975,000	3,088,050
BNP Paribas SA 3.800%, 01/10/2024(S)	1,120,000	1,166,104
BPCE SA 3.000%, 05/22/2022(S)	850,000	857,392
Capital One Bank USA NA 3.375%, 02/15/2023	3,954,000	3,987,249
Citigroup, Inc.
3.200%, 10/21/2026	4,840,000	4,707,505
3.500%, 05/15/2023	1,850,000	1,875,341
Citigroup, Inc. (3.887% to 01/10/2027, then 3 month LIBOR + 1.563%) 01/10/2028	3,340,000	3,394,679

The accompanying notes are an integral part of the financial statements.

106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp. 5.875%, 08/15/2020	$2,665,000	$2,934,693
Discover Financial Services
3.750%, 03/04/2025	1,385,000	1,368,599
4.100%, 02/09/2027	3,150,000	3,155,768
Enel Finance International NV 3.625%, 05/25/2027(S)	3,475,000	3,441,824
HSBC Holdings PLC
2.650%, 01/05/2022	1,160,000	1,156,076
2.950%, 05/25/2021	1,735,000	1,756,903
HSBC Holdings PLC (6.375% to 03/30/2025, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025(Q)	2,425,000	2,580,200
ING Bank NV 5.800%, 09/25/2023(S)	3,395,000	3,833,094
ING Bank NV (4.125% to 11/21/2018, then 5 Year U.S. ISDAFIX + 2.700%) 11/21/2023	200,000	204,352
JPMorgan Chase & Co.
2.383%, 10/24/2023 (P)	6,895,000	6,998,646
2.950%, 10/01/2026	2,650,000	2,557,788
3.300%, 04/01/2026	1,010,000	1,003,032
3.875%, 09/10/2024	2,120,000	2,187,477
3.900%, 07/15/2025	610,000	636,207
Liberty Mutual Group, Inc. 4.850%, 08/01/2044(S)	3,530,000	3,792,533
Marsh & McLennan Companies, Inc. 4.350%, 01/30/2047	530,000	567,254
Morgan Stanley
3.125%, 07/27/2026	975,000	948,039
3.625%, 01/20/2027	2,940,000	2,958,763
3.700%, 10/23/2024	615,000	631,202
3.750%, 02/25/2023	8,280,000	8,609,503
4.875%, 11/01/2022	3,850,000	4,179,625
Principal Financial Group, Inc. (4.700% to 05/15/2020, then 3 month LIBOR + 3.044%) 05/15/2055	2,290,000	2,364,425
Quicken Loans, Inc. 5.750%, 05/01/2025(S)	875,000	903,438
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,644,878
6.450%, 11/15/2019	705,000	771,307
Santander UK Group Holdings PLC 2.875%, 10/16/2020 to 08/05/2021 SLM Corp.	3,055,000	3,069,274
5.125%, 04/05/2022	435,000	443,700
The Goldman Sachs Group, Inc.
3.000%, 04/26/2022	4,315,000	4,354,896
3.500%, 11/16/2026	2,360,000	2,347,730
5.750%, 01/24/2022	3,655,000	4,114,649
6.750%, 10/01/2037	1,985,000	2,582,364

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	$800,000	$815,842
The Toronto-Dominion Bank (3.625% to 09/15/2026, 5 Year U.S. Swap Rate + 2.205%) 09/15/2031	470,000	466,325
Trinity Acquisition PLC 3.500%, 09/15/2021	505,000	517,085
UBS Group Funding Switzerland AG 4.125%, 09/24/2025(S)	3,290,000	3,449,012
UniCredit SpA 4.625%, 04/12/2027(S)	830,000	875,578
Unum Group 5.625%, 09/15/2020	1,040,000	1,137,751
Wells Fargo & Company 2.263%, 01/24/2023(P)	960,000	970,165
Wells Fargo & Company (3.584% to 05/22/2027, then 3 month LIBOR + 1.310%) 05/22/2028	3,265,000	3,299,119
Willis North America, Inc. 3.600%, 05/15/2024	435,000	439,271
		137,125,981
Health care - 3.5%
Abbott Laboratories 3.750%, 11/30/2026	4,270,000	4,359,311
AbbVie, Inc. 4.450%, 05/14/2046	3,615,000	3,736,735
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,341,000
4.650%, 01/15/2043	980,000	1,057,603
Becton, Dickinson and Company
3.363%, 06/06/2024	1,890,000	1,893,659
3.700%, 06/06/2027	2,465,000	2,468,865
3.734%, 12/15/2024	970,000	985,976
4.669%, 06/06/2047	2,225,000	2,291,815
Celgene Corp.
3.625%, 05/15/2024	3,880,000	4,018,089
3.875%, 08/15/2025	1,975,000	2,062,779
Centene Corp. 6.125%, 02/15/2024	500,000	540,590
Express Scripts Holding Company
4.500%, 02/25/2026 (L)	4,339,000	4,598,936
4.800%, 07/15/2046	1,025,000	1,044,034
Humana, Inc.
3.850%, 10/01/2024	1,995,000	2,073,479
3.950%, 03/15/2027	535,000	557,612
4.950%, 10/01/2044	1,750,000	1,968,017
Kaiser Foundation Hospitals 3.500%, 04/01/2022	2,455,000	2,562,762
Novant Health, Inc. 5.850%, 11/01/2019	1,445,000	1,569,069

The accompanying notes are an integral part of the financial statements.

107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	$2,085,000	$2,039,040
Tenet Healthcare Corp. 7.500%, 01/01/2022(S)	650,000	705,120
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	1,575,000	1,531,705
3.150%, 10/01/2026	3,695,000	3,509,430
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/2020(L)(S)	300,000	290,625
		49,206,251
Industrials - 2.2%
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 01/15/2027	3,050,682	3,172,710
American Airlines 2014-1 Class B Pass Through Trust 4.375%, 04/01/2024	237,629	242,679
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 11/01/2024	467,902	463,223
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 07/15/2029	448,366	458,678
American Airlines 2017-1B Class B Pass Through Trust 4.950%, 08/15/2026	920,000	947,600
CCCI Treasure, Ltd. (3.500% to 04/21/2020, then 5 Year CMT + 7.192%) 04/21/2020(Q)	710,000	715,271
Continental Airlines 2010-1 Class A Pass Through Trust 4.750%, 07/12/2022	683,222	722,507
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	923,594	969,774
CRCC Yupeng, Ltd. (3.950% to 08/01/2019, then 5 Year CMT + 7.251%) 08/01/2019(Q)	1,800,000	1,830,967
Delta Air Lines 2010-2 Class A Pass Through Trust 4.950%, 11/23/2020	413,712	429,744
Delta Air Lines 2011-1 Class A Pass Through Trust 5.300%, 10/15/2020	308,905	324,351
Delta Air Lines, Inc. 3.625%, 03/15/2022	1,515,000	1,555,113
GATX Corp. 2.600%, 03/30/2020	880,000	889,051
Grinding Media, Inc. 7.375%, 12/15/2023(S)	175,000	190,313

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
H&E Equipment Services, Inc. 7.000%, 09/01/2022	$275,000	$286,000
Heathrow Funding, Ltd. 4.875%, 07/15/2023(S)	2,585,000	2,777,259
HPHT Finance 15, Ltd. 2.250%, 03/17/2018(S)	1,217,000	1,216,304
Lockheed Martin Corp.
3.550%, 01/15/2026	1,960,000	2,031,156
3.600%, 03/01/2035	660,000	651,957
3.800%, 03/01/2045	1,635,000	1,611,860
Park-Ohio Industries, Inc. 6.625%, 04/15/2027(S)	190,000	199,500
Reliance Intermediate Holdings LP 6.500%, 04/01/2023(S)	300,000	321,000
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	3,692,082	3,802,845
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	2,155,733	2,314,136
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	2,364,287	2,458,858
		30,582,856
Information technology - 2.4%
Activision Blizzard, Inc. 4.500%, 06/15/2047	1,555,000	1,549,407
Alibaba Group Holding, Ltd. 3.600%, 11/28/2024	3,100,000	3,192,814
Apple, Inc.
3.000%, 02/09/2024	8,230,000	8,352,742
4.250%, 02/09/2047	425,000	451,439
Arrow Electronics, Inc. 3.500%, 04/01/2022	1,035,000	1,057,227
Avnet, Inc.
4.625%, 04/15/2026	840,000	868,326
4.875%, 12/01/2022	1,535,000	1,625,857
Baidu, Inc. 2.875%, 07/06/2022(C)	1,095,000	1,088,268
Brocade Communications Systems, Inc. 4.625%, 01/15/2023	315,000	324,056
Harris Corp. 3.832%, 04/27/2025	555,000	574,551
Keysight Technologies, Inc.
4.550%, 10/30/2024	3,085,000	3,238,562
4.600%, 04/06/2027	280,000	294,162
Microsoft Corp. 4.100%, 02/06/2037	2,105,000	2,270,028
Tencent Holdings, Ltd. 3.800%, 02/11/2025	3,650,000	3,801,564
Veritas US, Inc.
7.500%, 02/01/2023 (S)	800,000	860,000
10.500%, 02/01/2024 (S)	200,000	218,500
Visa, Inc. 4.300%, 12/14/2045	2,475,000	2,718,513

The accompanying notes are an integral part of the financial statements.

108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Western Digital Corp.
7.375%, 04/01/2023 (S)	$650,000	$714,188
10.500%, 04/01/2024	275,000	324,412
		33,524,616
Materials - 1.0%
Aleris International, Inc. 9.500%, 04/01/2021(S)	525,000	539,852
Arconic, Inc.
5.870%, 02/23/2022	1,210,000	1,294,700
6.150%, 08/15/2020	2,457,000	2,644,346
CVR Partners LP 9.250%, 06/15/2023(S)	650,000	680,063
Ecolab, Inc. 2.700%, 11/01/2026	730,000	704,143
Freeport-McMoRan, Inc. 5.400%, 11/14/2034	805,000	718,463
Holcim US Finance Sarl & Cie SCS 6.000%, 12/30/2019(S)	2,095,000	2,267,494
International Paper Company 4.400%, 08/15/2047	2,480,000	2,499,768
Koppers, Inc. 6.000%, 02/15/2025(S)	135,000	143,438
Martin Marietta Materials, Inc. 4.250%, 07/02/2024	980,000	1,028,532
Vulcan Materials Company 4.500%, 06/15/2047	1,920,000	1,937,349
		14,458,148
Real estate - 2.3%
Alexandria Real Estate Equities, Inc. 3.950%, 01/15/2028	2,055,000	2,089,927
Boston Properties LP
2.750%, 10/01/2026	2,435,000	2,299,302
3.650%, 02/01/2026	1,090,000	1,103,126
Brixmor Operating Partnership LP
3.850%, 02/01/2025	680,000	671,131
3.900%, 03/15/2027	2,515,000	2,453,355
4.125%, 06/15/2026	2,755,000	2,739,283
Crown Castle International Corp. 4.750%, 05/15/2047	1,520,000	1,547,266
Crown Castle Towers LLC
3.222%, 05/15/2042 (S)	205,000	209,990
3.663%, 05/15/2025 (S)	2,200,000	2,277,000
6.113%, 01/15/2040 (S)	3,988,000	4,287,411
DDR Corp. 4.250%, 02/01/2026(L)	3,530,000	3,461,229
MPT Operating Partnership LP 5.250%, 08/01/2026	55,000	57,016
Regency Centers LP 3.600%, 02/01/2027	700,000	695,247
Simon Property Group LP 3.300%, 01/15/2026	1,975,000	1,975,658
The Howard Hughes Corp. 5.375%, 03/15/2025(S)	630,000	644,175
VEREIT Operating Partnership LP
4.600%, 02/06/2024	1,715,000	1,791,215

New Income Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
4.875%, 06/01/2026	$1,775,000	$1,876,477
WEA Finance LLC 3.750%, 09/17/2024(S)	2,010,000	2,035,501
		32,214,309
Telecommunication services - 1.5%
GTP Acquisition Partners I LLC 2.350%, 06/15/2020(S)	2,870,000	2,837,436
SBA Tower Trust
2.898%, 10/15/2044 (S)	1,650,000	1,658,714
3.168%, 04/15/2022 (S)	2,105,000	2,113,606
3.598%, 04/09/2043 (S)	3,575,000	3,576,146
3.869%, 10/15/2049 (S)	2,895,000	2,936,866
T-Mobile USA, Inc. 6.500%, 01/15/2026	615,000	678,806
Verizon Communications, Inc.
4.272%, 01/15/2036	5,495,000	5,309,423
5.250%, 03/16/2037	1,905,000	2,050,117
		21,161,114
Utilities - 1.8%
Broadcom Corp.
3.625%, 01/15/2024 (S)	2,435,000	2,490,396
3.875%, 01/15/2027 (S)	740,000	759,984
Duke Energy Corp. 2.650%, 09/01/2026	1,010,000	959,333
FirstEnergy Corp. 3.900%, 07/15/2027	1,285,000	1,285,260
FirstEnergy Transmission LLC 4.350%, 01/15/2025(S)	3,065,000	3,202,974
Great Plains Energy, Inc.
3.150%, 04/01/2022	805,000	813,421
4.850%, 04/01/2047	550,000	566,732
NiSource Finance Corp. 4.375%, 05/15/2047	1,905,000	1,967,111
NRG Energy, Inc.
6.625%, 03/15/2023	700,000	719,250
7.250%, 05/15/2026	435,000	450,225
Perusahaan Gas Negara Persero Tbk 5.125%, 05/16/2024	1,900,000	2,040,458
Sempra Energy 2.850%, 11/15/2020	1,005,000	1,019,938
State Grid Overseas Investment 2016, Ltd. 2.750%, 05/04/2022(S)	3,440,000	3,423,410
The Southern Company
2.950%, 07/01/2023	2,120,000	2,106,120
3.250%, 07/01/2026	2,716,000	2,657,228
		24,461,840
TOTAL CORPORATE BONDS (Cost $440,782,159)		$454,366,809

MUNICIPAL BONDS - 1.4%
Chicago O’Hare International Airport (Illinois) 6.395%, 01/01/2040	1,925,000	2,600,771

The accompanying notes are an integral part of the financial statements.

109

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Denver City & County School District No. 1 (Colorado) 4.242%, 12/15/2037	$1,575,000	$1,658,774
District of Columbia 5.591%, 12/01/2034	375,000	463,695
Florida Hurricane Catastrophe Fund Finance Corp., Series A 2.995%, 07/01/2020	1,760,000	1,798,896
Florida State Board of Administration Finance Corp. 2.163%, 07/01/2019	1,180,000	1,187,233
JobsOhio Beverage System 4.532%, 01/01/2035	1,400,000	1,543,486
Los Angeles Department of Airports (California) 7.053%, 05/15/2040	1,230,000	1,733,181
Maryland State Transportation Authority 5.888%, 07/01/2043	1,070,000	1,401,946
New York City Water & Sewer System 5.952%, 06/15/2042	840,000	1,135,630
North Carolina Eastern Municipal Power Agency
1.561%, 07/01/2017	625,000	625,006
2.003%, 07/01/2018	60,000	60,210
Port Authority of New York & New Jersey 4.458%, 10/01/2062	2,225,000	2,424,160
South Carolina State Public Service Authority 4.322%, 12/01/2027	1,705,000	1,749,466
State of Oregon 5.892%, 06/01/2027	60,000	72,547
University of California 4.131%, 05/15/2045	495,000	511,355
Virginia Commonwealth Transportation Board 5.350%, 05/15/2035	515,000	616,996
TOTAL MUNICIPAL BONDS (Cost $17,092,826)		$19,583,352

TERM LOANS (M) - 2.5%
Consumer discretionary - 0.4%
Altice Financing SA 3.908%, 07/15/2025	1,400,000	1,395,184
Altice US Finance I Corp. 3.466%, 07/28/2025	840,000	831,600
American Axle & Manufacturing, Inc. 3.470%, 04/06/2024	688,050	681,170
Jo-Ann Stores LLC 6.391%, 10/20/2023	277,553	276,048
Scientific Games International, Inc. 5.108%, 10/01/2021	1,090,984	1,101,141
Serta Simmons Bedding LLC 4.586%, 11/08/2023	1,744	1,742
Univision Communications, Inc. 3.976%, 03/15/2024	1,432,689	1,403,433

New Income Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer discretionary (continued)
WideOpenWest Finance LLC TBD 08/16/2023 (T)	$700,000	$698,810
		6,389,128
Consumer staples - 0.1%
Post Holdings, Inc. 3.470%, 05/24/2024	780,000	780,554
Financials - 0.3%
Asurion LLC
4.226%, 11/03/2023	1,441,941	1,449,151
4.295%, 07/08/2020	402,815	404,829
4.476%, 08/04/2022	687,736	690,528
8.726%, 03/03/2021	700,000	702,625
HUB International, Ltd. 4.422%, 10/02/2020	1,569,727	1,572,835
		4,819,968
Health care - 0.3%
Change Healthcare Holdings LLC 3.976%, 03/01/2024	2,084,775	2,083,899
Klockner Pentaplast GmbH & Company KG TBD 06/13/2024 (T)	705,000	697,069
MPH Acquisition Holdings LLC 4.296%, 06/07/2023	522,803	522,395
Valeant Pharmaceuticals International, Inc. 5.830%, 04/01/2022	1,323,031	1,340,403
		4,643,766
Industrials - 0.4%
Avolon Holdings, Ltd. 3.962%, 03/20/2022	1,370,000	1,378,015
CHI Doors Holdings Corp. 4.476%, 07/29/2022	1,382,364	1,374,304
Columbus McKinnon Corp. 4.296%, 01/31/2024	208,326	209,368
Uber Technologies, Inc. 5.216%, 07/13/2023	2,084,250	2,083,604
		5,045,291
Information technology - 0.5%
Ancestry.com Operations, Inc. 4.340%, 10/19/2023	668,250	670,475
First Data Corp. 3.716%, 04/26/2024	1,371,760	1,371,266
Hyland Software, Inc. TBD 07/01/2022 (T)	390,000	392,145
Kronos, Inc. 4.680%, 11/01/2023	1,388,025	1,396,353
MA FinanceCo LLC 3.964%, 04/29/2024	30,310	30,348
Match Group, Inc. 4.367%, 11/16/2022	328,125	328,945
Rackspace Hosting, Inc. 4.673%, 11/03/2023	666,184	665,558

The accompanying notes are an integral part of the financial statements.

110

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Information technology (continued)
Seattle SpinCo, Inc. TBD 04/19/2024 (T)	$664,690	$665,521
Veritas US, Inc. TBD 06/06/2024 (T)	705,000	707,207
Western Digital Corp. 3.976%, 04/29/2023	695,524	697,875
		6,925,693
Materials - 0.1%
BWAY Corp. 4.326%, 04/03/2024	1,120,000	1,119,395
Telecommunication services - 0.3%
CenturyLink, Inc. 1.375%, 01/31/2025	1,405,000	1,388,224
Colorado Buyer, Inc. 4.170%, 05/01/2024	220,000	220,275
Intelsat Jackson Holdings SA 4.000%, 06/30/2019	1,408,377	1,395,391
Radiate Holdco LLC 4.226%, 02/01/2024	683,288	672,956
		3,676,846
Utilities - 0.1%
Energy Future Intermediate Holding Company LLC TBD 06/23/2018 (T)	750,000	751,875
Vistra Operations Company LLC
3.795%, 08/04/2023	130,265	129,045
3.976%, 08/04/2023	568,307	562,982
		1,443,902
TOTAL TERM LOANS (Cost $34,881,075)		$34,844,543

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.2%
Commercial and residential - 5.3%
225 Liberty Street Trust, Series 2016-225L, Class A 3.597%, 02/10/2036 (S)	705,000	730,456
Alternative Loan Trust, Series 2005-61, Class 2A2 1.596%, 12/25/2035 (P)	203,935	174,601
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM 5.917%, 07/10/2044 (P)	1,738,107	1,244,195
Banc of America Funding Trust, Series 2005-A, Class 5A1 1.512%, 02/20/2035 (P)	127,146	125,287
Banc of America Mortgage Securities Trust
Series 2004-A, Class 2A2, 3.590%, 02/25/2034 (P)	17,415	17,242
Series 2004-D, Class 2A2, 3.698%, 05/25/2034 (P)	8,135	8,182
Series 2004-H, Class 2A2, 3.210%, 09/25/2034 (P)	29,997	29,649

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2004-I, Class 3A2, 3.264%, 10/25/2034 (P)	$4,383	$4,370
Series 2005-J, Class 3A1, 3.739%, 11/25/2035 (P)	455,693	469,400
Bank 2017-BNK5, Series 2017-BNK5, Class D 3.078%, 06/15/2060 (S)	700,000	556,657
Bear Stearns ALT-A Trust, Series 2005-8, Class 12A1 1.756%, 10/25/2035 (P)	1,425,330	1,329,989
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS, 3.571%, 02/10/2048	430,000	438,509
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	2,820,000	2,842,106
Series 2015-GC33, Class A4, 3.778%, 09/10/2058	875,000	916,056
Series 2015-GC33, Class AS, 4.114%, 09/10/2058	350,000	368,499
Series 2017-P7, Class AS, 3.915%, 04/14/2050	1,820,000	1,890,585
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG), Series 2014-UBS4, Class C 4.781%, 08/10/2047 (P)	500,000	503,788
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	7,265,000	7,499,123
Series 2014-UBS6, Class A5, 3.644%, 12/10/2047	3,275,000	3,383,769
Series 2015-CR26, Class A4, 3.630%, 10/10/2048	1,150,000	1,190,970
Series 2015-CR26, Class AM, 4.085%, 10/10/2048 (P)	1,340,000	1,410,897
Series 2015-LC21, Class B, 4.455%, 07/10/2048 (P)	1,630,000	1,632,496
Series 2016-CR28, Class AHR, 3.651%, 02/10/2049	1,000,916	1,012,289
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-LC15, Class A4, 4.006%, 04/10/2047	4,175,000	4,433,673
Series 2014-TWC, Class A, 1.978%, 02/13/2032 (P)(S)	2,135,000	2,138,991
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2015-PC1, Class AM, 4.290%, 07/10/2050 (P)	490,000	519,923
Series 2015-PC1, Class B, 4.589%, 07/10/2050 (P)	825,000	830,423
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A, 3.639%, 11/15/2034 (S)	3,465,000	3,636,495

The accompanying notes are an integral part of the financial statements.

111

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2015-GLPB, Class B, 3.938%, 11/15/2034 (P)(S)	$1,490,000	$1,561,770
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.718%, 08/15/2048	1,015,000	1,056,201
Series 2016-C6, Class A5, 3.090%, 01/15/2049	695,000	689,704
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A1 1.616%, 04/25/2035 (P)	754,464	691,970
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A, 2.049%, 09/19/2044 (P)	1,007,430	957,900
Series 2004-AR4, Class 2A1A, 1.569%, 01/19/2045 (P)	904,041	821,101
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A 3.673%, 09/10/2035 (P)(S)	585,000	607,044
Fosse Master Issuer PLC, Series 2012-1A, Class 3A1 2.658%, 10/18/2054 (P)(S)	2,178,285	2,179,154
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1 3.935%, 06/19/2035 (P)	158,630	154,511
GS Mortgage Securities Trust
Series 2015-GC34, Class AS, 3.911%, 10/10/2048	455,000	468,535
Series 2016-GS2, Class A4, 3.050%, 05/10/2049	775,000	772,249
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class 2A1 2.476%, 07/25/2044 (P)(S)	487,816	482,508
HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A 1.649%, 05/19/2035 (P)	411,972	383,745
Holmes Master Issuer PLC, Series 2012-3A, Class B1 3.358%, 10/15/2054 (P)(S)	2,950,000	2,961,310
Hospitality Mortgage Trust, Series 2017-HIT, Class A 1.939%, 05/08/2030 (P)(S)	470,000	470,518
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.639%, 11/15/2047	625,000	650,110
Series 2015-C30, Class A5, 3.822%, 07/15/2048	3,905,000	4,097,660
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.693%, 03/15/2050	1,380,000	1,441,708

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A3 1.406%, 06/25/2037 (P)	$314,247	$311,855
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-ATRM, Class A, 2.962%, 10/05/2028 (S)	2,135,000	2,139,526
Series 2016-JP3, Class A5, 2.870%, 08/15/2049	2,315,000	2,267,908
Series 2016-JP3, Class B, 3.397%, 08/15/2049 (P)	660,000	646,572
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2 6.296%, 04/15/2041 (P)	963,412	982,032
Mill City Mortgage Loan Trust, Series 2016-1, Class A1 2.500%, 04/25/2057 (P)(S)	622,593	623,766
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, 4.036%, 05/15/2048 (P)	270,000	283,528
Series 2015-C24, Class B, 4.497%, 05/15/2048 (P)	490,000	500,209
Series 2015-C24, Class C, 4.497%, 05/15/2048 (P)	325,000	314,392
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, 4.164%, 05/15/2048 (P)	195,000	203,769
Series 2017-H1, Class C, 4.281%, 06/15/2050 (P)	760,000	764,312
Vendee Mortgage Trust, Series 1996-3, Class 4 9.763%, 03/15/2025 (P)	328	345
WaMu Mortgage Pass Through Certificates, Series 2005-AR12, Class 2A1 3.126%, 09/25/2035 (P)	180,271	180,647
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4, 3.637%, 06/15/2048	1,565,000	1,626,273
Series 2015-LC20, Class C, 4.056%, 04/15/2050 (P)	1,105,000	1,036,395
Series 2015-NSX2, Class C, 4.392%, 07/15/2058 (P)	300,000	287,674
Series 2015-NXS2, Class A2, 3.020%, 07/15/2058	1,070,000	1,092,602
Series 2015-NXS2, Class AS, 4.121%, 07/15/2058 (P)	370,000	389,889
Series 2015-NXS2, Class B, 4.392%, 07/15/2058 (P)	550,000	561,783
Wells Fargo Mortgage Backed Securities Trust, Series 2003-O, Class 5A1 2.927%, 01/25/2034 (P)	25,702	26,281
WFRBS Commercial Mortgage Trust

The accompanying notes are an integral part of the financial statements.

112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2013-C18, Class A3, 3.651%, 12/15/2046	$840,000	$877,252
Series 2014-C19, Class B, 4.723%, 03/15/2047 (P)	351,000	373,726
		75,277,054
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
Series K502, Class A2, 1.426%, 08/25/2017	155,148	155,021
Series 199, Class PO, 1.493%, 08/01/2028	943	798
Series 4623, Class EF, 1.609%, 10/15/2046 (P)	446,232	449,171
Series 4650, Class FL, 1.609%, 01/15/2047 (P)	941,264	947,172
Series 4661, Class GF, 1.609%, 02/15/2047 (P)	401,123	404,134
Series 4566, Class FA, 1.659%, 04/15/2046 (P)	803,299	809,827
Series 4604, Class FH, 1.659%, 08/15/2046 (P)	120,008	121,120
Series 4614, Class FG, 1.659%, 09/15/2046 (P)	1,312,534	1,326,537
Series 4621, Class FK, 1.659%, 10/15/2046 (P)	695,398	702,470
Series 4623, Class MF, 1.659%, 10/15/2046 (P)	412,431	416,877
Series 4648, Class FA, 1.659%, 01/15/2047 (P)	971,112	980,493
Series 4654, Class FK, 1.659%, 02/15/2047 (P)	591,119	596,956
Series K025, Class A1, 1.875%, 04/25/2022	2,054,379	2,052,142
Series 2017-HQA2, Class M1, 1.959%, 12/25/2029 (P)	255,000	255,923
Series 2015-DNA1, Class M2, 3.066%, 10/25/2027 (P)	2,395,000	2,456,495
Series 2015-HQ2, Class M2, 3.166%, 05/25/2025 (P)	1,480,000	1,507,993
Series 2016-DNA3, Class M2, 3.216%, 12/25/2028 (P)	625,000	640,611
Series 2014-HQ2, Class M2, 3.416%, 09/25/2024 (P)	1,385,000	1,422,790
Series 2015-HQ1, Class M2, 3.416%, 03/25/2025 (P)	909,772	920,306
Series 2015-DN1, Class M2, 3.616%, 01/25/2025 (P)	430,476	432,379
Series 2017-HQA2, Class M2, 3.809%, 12/25/2029 (P)	250,000	250,468
Series 4448, Class JA, 4.000%, 11/15/2036	135,000	142,011
Series 2015-HQA2, Class M2, 4.016%, 05/25/2028 (P)	987,358	1,022,262
Series 2015-DNA3, Class M2, 4.066%, 04/25/2028 (P)	1,319,823	1,367,007

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2016-DNA1, Class M2, 4.116%, 07/25/2028 (P)	$850,000	$884,907
Series 2017-DNA1, Class M2, 4.466%, 07/25/2029 (P)	390,000	406,831
Series 2017-DNA2, Class M2, 4.666%, 10/25/2029 (P)	700,000	739,269
Series 2017-HQ1, Class M1, 4.766%, 08/25/2029 (P)	545,000	576,113
Series 2016-HQA3, Class M3, 5.066%, 03/25/2029 (P)	669,000	724,040
Federal National Mortgage Association
Series 2016-70, Class F, 1.666%, 10/25/2046 (P)	851,855	857,190
Series 2016-79, Class NF, 1.666%, 11/25/2046 (P)	1,729,620	1,741,391
Series 2017-16, Class FA, 1.666%, 03/25/2047 (P)	1,869,462	1,884,226
Series 2016-64, Class FA, 1.716%, 09/25/2046 (P)	1,841,222	1,857,005
Series 2016-84, Class FT, 1.716%, 11/25/2046 (P)	996,061	1,005,815
Series 2017-C02, Class 2M1, 2.366%, 09/25/2029 (P)	692,200	698,382
Series 2016-C06, Class 1M1, 2.516%, 04/25/2029 (P)	2,404,586	2,437,931
Series 2016-C05, Class 2M1, 2.566%, 01/25/2029 (P)	1,152,581	1,161,995
Series 2016-C01, Class 2M1, 3.316%, 08/25/2028 (P)	2,201,197	2,225,469
Series 2016-C02, Class 1M1, 3.366%, 09/25/2028 (P)	995,680	1,009,919
Series 2017-C04, Class 2M2, 4.066%, 11/25/2029 (P)	595,000	603,363
Series 2017-C03, Class 1M2, 4.216%, 10/25/2029 (P)	255,000	261,585
Series 2017-C02, Class 2M2, 4.866%, 09/25/2029 (P)	1,110,000	1,177,758
Series 319, Class 2 IO, 6.500%, 02/25/2032	2,809	670
Government National Mortgage Association
Series 2012-94, Class BI IO, 4.000%, 05/20/2037	1,575,558	171,159
Series 2013-24, Class OI IO, 4.000%, 02/20/2043	1,365,137	274,828
Series 2010-92, Class PI IO, 4.500%, 11/20/2037	490,518	5,441
Series 2010-103, Class IN IO, 4.500%, 02/20/2039	194,810	10,404
Series 2011-88, Class EI IO, 4.500%, 11/20/2039	356,422	24,691

The accompanying notes are an integral part of the financial statements.

113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2011-41 Class AI IO, 4.500%, 12/20/2039	$2,326,575	$138,982
		40,260,327
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,085,243)		$115,537,381

ASSET BACKED SECURITIES - 11.1%
Ally Auto Receivables Trust
Series 2014-1, Class C, 2.040%, 12/15/2019	350,000	350,512
Series 2014-1, Class D, 2.480%, 02/15/2021	345,000	346,208
Series 2015-2, Class D, 3.010%, 03/15/2022 (S)	195,000	196,981
Series 2016-1, Class C, 2.290%, 06/15/2021	530,000	532,473
Ally Master Owner Trust, Series 2015-3, Class A 1.630%, 05/15/2020	8,360,000	8,361,263
ALM XI, Ltd., Series 2014-11A, Class A2AR 2.642%, 10/17/2026 (P)(S)	2,780,000	2,779,914
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class D, 2.860%, 12/09/2019	675,000	680,847
Series 2014-2, Class C, 2.180%, 06/08/2020	1,360,000	1,364,948
Series 2016-1, Class A3, 1.810%, 10/08/2020	460,000	460,623
Series 2016-1, Class C, 2.890%, 01/10/2022	670,000	678,395
Series 2016-2, Class C, 2.870%, 11/08/2021	325,000	328,283
ARI Fleet Lease Trust, Series 2017-A, Class A2 1.910%, 04/15/2026 (S)	500,000	499,504
Ascentium Equipment Receivables Trust, Series 2016-2A, Class A2 1.460%, 04/10/2019 (S)	301,436	301,160
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A, 2.100%, 03/20/2019 (S)	355,000	355,657
Series 2013-1A, Class B, 2.620%, 09/20/2019 (S)	560,000	561,508
Series 2013-2A, Class A, 2.970%, 02/20/2020 (S)	500,000	505,094
Series 2014-1A, Class A, 2.460%, 07/20/2020 (S)	5,450,000	5,464,459
Series 2014-2A, Class A, 2.500%, 02/20/2021 (S)	865,000	862,768

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BankBoston Home Equity Loan Trust, Series 1998-2, Class A6 6.640%, 12/25/2028 (P)	$8,089	$8,077
Barclays Dryrock Issuance Trust
Series 2014-3, Class A, 2.410%, 07/15/2022	1,570,000	1,590,148
Series 2015-1, Class A, 2.200%, 12/15/2022	390,000	392,468
BMW Vehicle Lease Trust, Series 2016-2, Class A4 1.570%, 02/20/2020	1,105,000	1,100,202
Capital Auto Receivables Asset Trust
Series 2013-4, Class E, 3.830%, 07/20/2022 (S)	550,000	555,094
Series 2014-1, Class C, 2.840%, 04/22/2019	655,000	657,791
Series 2014-1, Class D, 3.390%, 07/22/2019	1,345,000	1,359,641
Series 2014-2, Class C, 2.410%, 05/20/2019	835,000	837,031
Series 2015-4, Class A4, 2.010%, 07/20/2020	1,640,000	1,645,792
CarMax Auto Owner Trust
Series 2014-1, Class D, 2.430%, 08/17/2020	3,375,000	3,379,860
Series 2016-4, Class A3, 1.400%, 08/15/2021	1,565,000	1,552,186
Series 2016-4, Class C, 2.260%, 07/15/2022	300,000	297,726
CCG Receivables Trust, Series 2016-1, Class A2 1.690%, 09/14/2022 (S)	893,792	892,820
Chase Funding Trust
Series 2002-2, Class 1M1, 5.599%, 09/25/2031	319	316
Series 2002-4, Class 2A1, 1.956%, 10/25/2032 (P)	3,961	3,734
Chase Issuance Trust, Series 2016-A2, Class A 1.370%, 06/15/2021	1,375,000	1,366,176
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2, 1.360%, 01/15/2020 (S)	617,098	616,367
Series 2016-BA, Class A3, 1.640%, 07/15/2021 (S)	640,000	638,139
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.750%, 11/19/2021	1,325,000	1,323,825
CNH Equipment Trust, Series 2016-C, Class A3 1.440%, 12/15/2021	1,570,000	1,558,895
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M2 2.821%, 01/25/2034 (P)	782,317	760,100
DB Master Finance LLC, Series 2015-1A, Class A2I 3.262%, 02/20/2045 (S)	1,749,725	1,760,206

The accompanying notes are an integral part of the financial statements.

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New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 5.216%, 01/25/2042 (S)	$1,086,523	$1,087,044
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class A 2.530%, 02/25/2027 (S)	584,179	581,301
Enterprise Fleet Financing LLC
Series 2015-1, Class A2, 1.300%, 09/20/2020 (S)	1,880,224	1,878,875
Series 2016-2, Class A2, 1.740%, 02/22/2022 (S)	1,538,445	1,536,898
Series 2017-1, Class A2, 2.130%, 07/20/2022 (S)	335,000	335,557
Ford Credit Auto Owner Trust
Series 2013-B, Class D, 1.820%, 11/15/2019	3,300,000	3,300,228
Series 2014-C, Class A4, 1.560%, 02/15/2020	790,000	790,206
Series 2016-2, Class A, 2.030%, 12/15/2027 (S)	4,930,000	4,893,584
Series 2016-C, Class B, 1.730%, 03/15/2022	625,000	616,670
Series 2016-C, Class C, 1.930%, 04/15/2023	415,000	410,972
GM Financial Automobile Leasing Trust
Series 2016-2, Class B, 2.080%, 03/20/2020	710,000	707,380
Series 2017-1, Class A3, 2.060%, 05/20/2020	935,000	938,073
GM Financial Consumer Automobile
Series 2017-1A, Class B, 2.300%, 06/16/2023 (S)	100,000	100,156
Series 2017-1A, Class C, 2.450%, 07/17/2023 (S)	100,000	100,160
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B, 2.410%, 05/17/2021 (S)	510,000	513,075
Series 2016-1, Class C, 2.850%, 05/17/2021 (S)	197,000	197,145
Series 2017-1, Class A1, 2.220%, 01/18/2022 (S)	1,525,000	1,531,030
Series 2017-1, Class B, 2.580%, 01/18/2022 (S)	680,000	684,729
GreatAmerica Leasing Receivables Funding LLC
Series 2014-1, Class A4, 1.470%, 08/15/2020 (S)	864,315	864,200
Series 2017-1, Class A2, 1.720%, 04/22/2019 (S)	160,000	159,910
Series 2017-1, Class A3, 2.060%, 06/22/2020 (S)	150,000	150,182
GSAA Home Equity Trust
Series 2005-11, Class 2A1, 1.496%, 10/25/2035 (P)	541,631	520,116
Series 2007-7, Class 2A1, 1.270%, 07/25/2037 (P)	998,816	889,387
GSAA Trust, Series 2005-8, Class A3 1.646%, 06/25/2035 (P)	1,333,143	1,307,108

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Series 14-3A, Class AR 2.413%, 10/22/2025	$1,350,000	$1,350,000
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.660%, 12/26/2028 (S)	398,004	398,158
Series 2017-AA, Class B, 2.960%, 12/26/2028 (P)(S)	182,991	183,709
HOA Funding LLC, Series 2014-1A, Class A2 4.846%, 08/20/2044 (S)	1,502,550	1,421,082
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4 1.360%, 01/18/2023	690,000	682,975
Huntington Auto Trust, Series 2016-1, Class A4 1.930%, 04/15/2022	650,000	650,526
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A4, 1.660%, 07/15/2019 (S)	2,595,000	2,596,301
Series 2016-C, Class A3, 1.490%, 02/18/2020 (S)	1,675,000	1,671,492
Series 2017-A, Class A3, 1.880%, 08/17/2020 (S)	940,000	940,752
Jimmy Johns Funding LLC, Series 2017-1A, Class A2I 3.610%, 07/30/2047 (S)	475,000	475,000
Kubota Credit Owner Trust
Series 2014-1A, Class A4, 1.670%, 07/15/2020 (S)	5,075,000	5,078,479
Series 2016-1A, Class A3, 1.500%, 07/15/2020 (S)	415,000	412,402
MMAF Equipment Finance LLC
Series 2016-AA, Class A4, 1.760%, 01/17/2023 (S)	530,000	525,427
Series 2017-AA, Class A2, 1.730%, 05/18/2020 (S)	475,000	474,948
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (S)	400,000	400,347
MVW Owner Trust
Series 2013-1A, Class A, 2.150%, 04/22/2030 (S)	371,158	369,965
Series 2014-1A, Class A, 2.250%, 09/22/2031 (S)	257,424	255,667
Nationstar HECM Loan Trust
Series 2016-1A, Class A, 2.981%, 02/25/2026 (P)(S)	212,823	212,891
Series 2016-3A, Class A, 2.013%, 08/25/2026 (S)	184,077	185,994
Nelnet Student Loan Trust, Series 2008-3, Class A4 2.839%, 11/25/2024 (P)	1,251,766	1,279,203
Neuberger Berman CLO XIX, Ltd., Series 2015-19A, Class A1R 2.270%, 07/15/2027 (P)(S)	445,000	445,000

The accompanying notes are an integral part of the financial statements.

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New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Series 2017-A, Class A3 1.910%, 04/15/2020	$935,000	$933,697
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3 1.180%, 01/15/2021	680,000	675,096
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2 1.440%, 01/15/2020	3,495,000	3,493,154
OZLM VIII, Ltd.
Series 2014-8A, Class A1AR, 2.598%, 10/17/2026 (P)(S)	2,175,000	2,174,996
Series 2014-8A, Class A2AR, 2.000%, 10/17/2026 (P)(S)	1,010,000	1,009,997
Santander Drive Auto Receivables Trust
Series 2014-3, Class D, 2.650%, 08/17/2020	290,000	291,881
Series 2014-3, Class E, 3.490%, 09/15/2021 (S)	985,000	991,414
Series 2015-5, Class D, 3.650%, 12/15/2021	330,000	337,280
Series 2016-1, Class D, 4.020%, 04/15/2022	190,000	194,097
Series 2016-3, Class C, 2.460%, 03/15/2022	165,000	165,205
Series 2017-1, Class A2, 1.490%, 02/18/2020	695,000	694,489
Series 2017-1, Class B, 2.100%, 06/15/2021	260,000	259,795
Series 2017-1, Class C, 2.580%, 05/16/2022	305,000	304,958
Sierra Timeshare Receivables Funding LLC
Series 2014-3A, Class A, 2.300%, 10/20/2031 (S)	861,634	861,523
Series 2015-1A, Class A, 2.400%, 03/22/2032 (S)	700,718	701,047
Series 2015-2A, Class A, 2.430%, 06/20/2032 (S)	950,997	949,947
Series 2015-3A, Class A, 2.580%, 09/20/2032 (S)	1,605,369	1,608,600
SLM Student Loan Trust
Series 2008-4, Class A4, 2.806%, 07/25/2022 (P)	741,244	759,538
Series 2008-5, Class A4, 2.856%, 07/25/2023 (P)	2,045,255	2,100,842
Series 2008-9, Class A, 2.656%, 04/25/2023 (P)	1,036,627	1,058,692
SMART ABS Trust
Series 2014-1US, Class A4A, 1.680%, 12/14/2019	3,600,303	3,594,950
Series 2015-1US, Class A3A, 1.500%, 09/14/2018	395,264	394,841
Series 2016-2US, Class A3A, 1.710%, 03/15/2021	1,375,000	1,358,178
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.490%, 06/15/2027 (S)	1,385,000	1,390,476

New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2015-B, Class A2A, 2.980%, 07/15/2027 (S)	$1,525,000	$1,560,179
Series 2015-C, Class A2A, 2.750%, 07/15/2027 (S)	1,650,000	1,669,367
Series 2016-A, Class A2A, 2.700%, 05/15/2031 (S)	550,000	552,145
Series 2016-B, Class A2A, 2.430%, 02/17/2032 (S)	1,260,000	1,248,991
Series 2016-C, Class A2A, 2.340%, 09/15/2034 (S)	675,000	665,006
Springleaf Funding Trust, Series 2016-AA, Class A 2.900%, 11/15/2029 (S)	900,000	904,346
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A, 2.220%, 01/15/2022	5,465,000	5,505,797
Series 2013-1, Class B, 1.690%, 03/15/2021	3,470,000	3,464,933
Series 2014-1, Class B, 1.810%, 11/15/2020	1,785,000	1,785,707
Series 2014-1, Class C, 1.910%, 11/15/2020	855,000	855,024
Series 2015-1, Class B, 2.640%, 03/15/2023	1,340,000	1,346,841
Series 2015-4, Class B, 2.620%, 09/15/2023	670,000	673,129
Terwin Mortgage Trust, Series 2005-14HE, Class AF2 4.849%, 08/25/2036	131,602	132,752
Towd Point Mortgage Trust
Series 2015-3, Class A1B, 3.000%, 03/25/2054 (P)(S)	2,097,803	2,122,605
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (P)(S)	1,114,321	1,122,902
Series 2016-1, Class A1B, 2.750%, 02/25/2055 (P)(S)	957,410	964,544
Series 2016-1, Class A3B, 3.000%, 02/25/2055 (P)(S)	1,177,588	1,187,374
Series 2016-2, Class A1A, 2.750%, 08/25/2055 (P)(S)	761,041	766,175
Series 2016-3, Class A1, 2.250%, 04/25/2056 (P)(S)	939,489	936,642
Series 2017-2, Class A1, 2.750%, 04/25/2057 (P)(S)	344,399	347,673
Utility Debt Securitization Authority, Series 2013-T, Class T1 2.042%, 06/15/2021	1,879,000	1,876,219
Verizon Owner Trust
Series 2016-2A, Class A, 1.680%, 05/20/2021 (S)	980,000	977,349
Series 2017-1A, Class A, 2.060%, 09/20/2021 (S)	1,855,000	1,861,736
Series 2017-1A, Class B, 2.450%, 09/20/2021 (S)	540,000	543,876
Series 2017-1A, Class C, 2.650%, 09/20/2021 (S)	720,000	724,760

The accompanying notes are an integral part of the financial statements.

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New Income Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Wendys Funding LLC, Series 2015-1A, Class A2I 3.371%, 06/15/2045 (S)	$2,559,413	$2,581,372
Wheels SPV 2 LLC, Series 2015-1A, Class A2 1.270%, 04/22/2024 (S)	370,337	369,863
World Omni Auto Receivables Trust, Series 2017-A, Class A3 1.930%, 09/15/2022	1,595,000	1,595,203
TOTAL ASSET BACKED SECURITIES (Cost $155,450,785)		$155,678,698

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral Trust, 1.1508% (W)(Y)	839,845	8,403,401
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,403,438)		$8,403,401

SHORT-TERM INVESTMENTS - 4.6%
Certificate of deposit - 0.2%
Credit Suisse AG 2.028%, 09/12/2017*	$3,515,000	3,520,610
Commercial paper - 0.7%
AXA Financial, Inc. 1.620%, 08/30/2017*	2,905,000	2,897,858
Enbridge Energy Partners LP 1.870%, 08/07/2017*	3,365,000	3,359,193
Ford Motor Credit Company LLC 1.750%, 09/01/2017*	1,770,000	1,765,313
ONEOK Partners LP 1.800%, 07/24/2017*	1,790,000	1,788,247
		9,810,611
Money market funds - 3.7%
T. Rowe Price Government Money Fund, 0.9816% (Y)	51,530,024	51,530,024
Repurchase agreement - 0.0%
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.000% to be repurchased at $123,435 on 07/03/2017, collateralized by $125,000 U.S. Treasury Notes, 1.500% due 08/31/2018 (valued at $125,283, including interest)	$123,434	123,434
TOTAL SHORT-TERM INVESTMENTS (Cost $64,976,754)		$64,984,679
Total Investments (New Income Trust) (Cost $1,406,636,938) - 101.6%		$1,424,672,202
Other assets and liabilities, net - (1.6%)		(22,756,807)
TOTAL NET ASSETS - 100.0%		$1,401,915,395

Currency Abbreviations

ILS	Israeli New Shekels
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(L)	A portion of this security is on loan as of 6-30-17.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $193,327,016 or 13.8% of the fund’s net assets as of 6-30-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	163	Long	Sep 2017	$35,254,106	$35,225,828	$(28,278)
5-Year U.S. Treasury Note Futures	468	Long	Sep 2017	$55,191,847	$55,147,219	($44,628)
10-Year Ultra U.S. Treasury Bond Futures	418	Short	Sep 2017	(56,427,655)	(56,351,626)	76,029
10-Year U.S. Treasury Note Futures	12	Long	Sep 2017	1,515,019	1,506,375	(8,644)
U.S. Treasury Long Bond Futures	151	Long	Sep 2017	22,956,961	23,206,812	249,851
Ultra U.S. Treasury Bond Futures	24	Long	Sep 2017	4,022,392	3,981,000	(41,392)
						$202,938

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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FORWARD FOREIGN CURRENY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,275,382	USD	1,390,829	Canadian Imperial Bank of Commerce	7/21/2017	$67,041	-
USD	1,401,095	EUR	1,275,382	Royal Bank of Canada (UK)	7/21/2017	-	$(56,775)
USD	3,519,252	ILS	12,631,107	HSBC Bank USA	8/17/2017	-	(107,579)
USD	1,126,314	MXN	21,450,000	Citibank N.A.	7/14/2017	-	(53,893)
USD	2,370,102	MXN	43,162,000	HSBC Bank USA	7/14/2017	-	(4,728)
						$67,041	$(222,975)

The accompanying notes are an integral part of the financial statements.

119

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Derivatives currency abbreviations

EUR	Euro
ILS	Israel Shekel
MXN	Mexican Peso
USD	United States Dollar
Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

120

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Short Term Government Income Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 92.8%
U.S. Government - 27.1%
U.S. Treasury Notes
0.875%, 07/15/2018	$10,395,000	$10,350,737
1.000%, 03/15/2019	6,595,000	6,554,038
1.125%, 06/30/2021	4,533,000	4,423,746
1.250%, 12/31/2018 to 03/31/2021	24,205,000	24,056,284
1.375%, 09/30/2020	2,130,000	2,114,108
1.500%, 05/15/2020	4,935,000	4,929,216
1.625%, 06/30/2020	22,850,000	22,888,388
1.750%, 11/30/2021	5,030,000	5,016,640
1.875%, 04/30/2022	2,415,000	2,414,341
		82,747,498
U.S. Government Agency - 65.7%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	9,580,000	9,462,453
1.430%, 04/18/2019	6,000,000	5,996,700
1.640%, 04/17/2020	8,100,000	8,090,385
1.675%, 02/24/2020	5,240,000	5,242,258
1.750%, 06/15/2020	5,215,000	5,216,465
2.000%, 01/15/2021	13,945,000	14,022,967
Federal Farm Credit Bank
1.080%, 07/05/2019	4,815,000	4,772,517
1.160%, 11/01/2019	6,355,000	6,299,140
1.290%, 07/13/2020	5,210,000	5,142,369
1.440%, 08/16/2021	6,720,000	6,568,269
1.680%, 04/05/2021	6,110,000	5,956,816
Federal Home Loan Bank
1.125%, 10/11/2019	4,805,000	4,754,696
1.550%, 10/26/2020	5,825,000	5,750,021
1.700%, 04/26/2021	6,250,000	6,102,813
Federal Home Loan Mortgage Corp.
1.250%, 07/26/2019	3,975,000	3,951,587
1.300%, 08/23/2019	6,405,000	6,370,804
1.765%, 06/26/2020	6,805,000	6,784,755
1.800%, 04/28/2020 to 05/28/2020	11,605,000	11,578,492
3.000%, 07/01/2030 to 11/01/2030	4,144,809	4,267,715
5.500%, 07/01/2040	1,920,249	2,177,077
7.000%, 04/01/2018 to 04/01/2032	1,067	1,197
Federal National Mortgage Association
1.250%, 08/23/2019	8,255,000	8,202,614
1.750%, 02/07/2020	6,220,000	6,221,518
2.500%, 10/01/2027	1,939,435	1,958,847
3.000%, 03/01/2028 to 03/01/2031	24,624,872	25,352,758
3.500%, 12/01/2025	1,033,869	1,076,452
5.500%, 03/01/2035 to 08/01/2040	1,251,587	1,390,588
6.500%, 01/01/2039	817,823	940,453
7.000%, 08/01/2025 to 01/01/2029	2,030	2,333
7.500%, 01/01/2031	648	771

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
8.000%, 10/01/2024 to 01/01/2031	$1,633	$1,917
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	346	399
Tennessee Valley Authority
1.750%, 10/15/2018	4,635,000	4,658,764
3.875%, 02/15/2021	13,070,000	14,035,991
4.500%, 04/01/2018	7,729,000	7,909,502
		200,262,403
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $284,502,581)		$283,009,901

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
U.S. Government Agency - 4.2%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA, 2.000%, 04/15/2031	946,187	949,021
Series K017, Class X1 IO, 1.508%, 12/25/2021	24,519,260	1,216,459
Series K018, Class X1 IO, 1.528%, 01/25/2022	4,563,161	230,071
Series K022, Class X1 IO, 1.386%, 07/25/2022	11,871,550	616,792
Series K026, Class X1 IO, 1.146%, 11/25/2022	5,625,121	253,193
Series K030, Class X1 IO, 0.323%, 04/25/2023	145,534,337	1,556,854
Series K038, Class X1 IO, 1.337%, 03/25/2024	8,566,923	552,221
Series K704, Class X1 IO, 2.118%, 08/25/2018	17,495,792	267,479
Series K706, Class X1 IO, 1.686%, 10/25/2018	5,666,361	90,360
Series K707, Class X1 IO, 1.658%, 12/25/2018	4,740,586	80,295
Series K709, Class X1 IO, 1.643%, 03/25/2019	6,287,755	132,477
Series K710, Class X1 IO, 1.872%, 05/25/2019	4,858,487	124,035
Series K711, Class X1 IO, 1.810%, 07/25/2019	7,465,911	194,780
Series K718, Class X1 IO, 0.767%, 01/25/2022	20,936,201	527,668
Federal National Mortgage Association
Series 2013-100, Class CA, 4.000%, 03/25/2039	2,088,809	2,171,900
Series 2014-28, Class BD, 3.500%, 08/25/2043	1,456,120	1,522,622

The accompanying notes are an integral part of the financial statements.

121

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PORTFOLIO OF INVESTMENTS  — June 30, 2017 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2012-114, Class IO, 0.816%, 01/16/2053	$3,081,199	$168,971
Series 2017-20, Class IO, 0.750%, 12/16/2058	4,937,665	344,703
Series 2017-3, Class IO, 0.907%, 09/16/2058	4,536,590	353,604
Series 2017-41, Class IO, 0.792%, 07/16/2058	3,377,417	250,285
Series 2017-46, Class IO, 0.619%, 11/16/2057	3,674,174	248,819
Series 2017-61, Class IO, 0.766%, 05/16/2059	2,176,373	186,620
Series 2017-74, Class IO, 0.782%, 09/16/2058	3,806,329	261,489
Series 2017-89, Class IO, 0.764%, 07/16/2059	3,845,000	314,501
		12,615,219
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,503,881)		$12,615,219

SHORT-TERM INVESTMENTS - 3.4%
U.S. Government agency - 3.1%
Federal Home Loan Bank Discount Note 0.500%,07/03/2017*	9,499,000	9,499,000
Repurchase agreement - 0.3%
Barclays Tri-Party Repurchase Agreement dated 06/30/2017 at 1.050% to be repurchased at $441,039 on 07/03/2017, collateralized by $447,900 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $449,448, including interest) and $400 U.S. Treasury Inflation Indexed Bonds, 0.625% - 1.750% due 01/15/2028 to 02/15/2047 (valued at $428, including interest)	441,000	441,000
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $521,015 on 07/03/2017, collateralized by $540,000 U.S. Treasury Notes, 1.125% due 02/28/2021 (valued at $531,557, including interest)	521,000	521,000
		962,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,460,697)		$10,461,000
Total Investments (Short Term Government Income Trust) (Cost $307,467,159) - 100.4%		$306,086,120
Other assets and liabilities, net - (0.4%)		(1,116,870)
TOTAL NET ASSETS - 100.0%		$304,969,250

Security Abbreviations and Legend

IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

122

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 17.4%
Australia - 2.2%
New South Wales Treasury Corp. 6.000%, 05/01/2020 to 03/01/2022	AUD	5,205,000	$4,490,852
Queensland Treasury Corp.
4.000%, 06/21/2019 (S)		1,450,000	1,157,336
5.500%, 06/21/2021		5,485,000	4,718,957
6.000%, 07/21/2022		1,540,000	1,378,985
6.250%, 02/21/2020		1,125,000	955,653
7.125%, 09/18/2017 (S)	NZD	1,634,000	1,209,500
			13,911,283
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2018	BRL	8,920,000	2,706,506
Canada - 1.9%
Canada Housing Trust No. 1
1.250%, 12/15/2020 (S)	CAD	1,120,000	855,235
1.700%, 12/15/2017 (S)		2,390,000	1,849,762
Export Development Canada
2.400%, 06/07/2021	AUD	430,000	328,831
3.250%, 08/08/2017		740,000	569,541
Government of Canada
1.250%, 03/01/2018	CAD	4,220,000	3,261,193
1.750%, 09/01/2019		2,790,000	2,179,612
Province of British Columbia 6.600%, 01/09/2020(S)	INR	60,405,000	951,630
Province of Ontario
4.200%, 06/02/2020	CAD	1,480,000	1,227,779
6.250%, 09/29/2020	AUD	725,000	616,916
			11,840,499
Colombia - 0.6%
Republic of Colombia
4.500%, 01/28/2026		$1,415,000	1,506,975
7.000%, 09/11/2019	COP	5,681,400,000	1,929,118
			3,436,093
Finland - 0.2%
Nordic Investment Bank 1.375%, 07/15/2020	NOK	9,740,000	1,180,618
India - 0.8%
Republic of India
7.680%, 12/15/2023	INR	90,000,000	1,458,729
7.800%, 04/11/2021		200,000,000	3,216,399
			4,675,128
Indonesia - 2.3%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027(S)		$940,000	954,100
Republic of Indonesia
2.625%, 06/14/2023 (S)	EUR	850,000	1,018,359
7.000%, 05/15/2022 to 05/15/2027	IDR	45,076,000,000	3,425,629
7.500%, 08/15/2032		4,900,000,000	372,243
8.250%, 07/15/2021		29,860,000,000	2,359,952

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
8.375%, 03/15/2024 to 09/15/2026	IDR	49,009,000,000	$4,025,887
8.750%, 05/15/2031		17,423,000,000	1,473,977
9.000%, 03/15/2029		8,290,000,000	708,372
			14,338,519
Mexico - 2.1%
Government of Mexico
4.600%, 01/23/2046		$1,060,000	1,035,143
4.750%, 06/14/2018	MXN	16,320,000	881,260
6.500%, 06/10/2021		48,740,000	2,675,137
7.750%, 05/29/2031		23,298,500	1,374,552
8.000%, 06/11/2020 to 12/07/2023		50,246,500	2,913,526
8.500%, 12/13/2018		23,169,500	1,305,739
10.000%, 12/05/2024		46,232,000	3,034,990
			13,220,347
New Zealand - 2.0%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	4,865,000	3,632,580
5.000%, 03/15/2019		2,580,000	1,981,805
6.000%, 05/15/2021		5,990,000	4,969,992
New Zealand Local Government Funding Agency 5.000%, 03/15/2019		2,690,000	2,054,924
			12,639,301
Norway - 0.9%
Government of Norway
3.750%, 05/25/2021 (S)	NOK	18,230,000	2,416,819
4.500%, 05/22/2019 (S)		22,072,000	2,835,328
			5,252,147
Philippines - 1.6%
Republic of Philippines
3.500%, 03/20/2021 to 04/21/2023	PHP	85,270,000	1,628,678
4.625%, 09/09/2040		4,368,000	80,452
4.950%, 01/15/2021		4,435,000	90,748
5.875%, 12/16/2020 to 03/01/2032		157,303,440	3,309,314
6.250%, 01/14/2036		43,000,000	963,964
6.500%, 04/28/2021		42,600,000	913,007
7.375%, 03/03/2021		59,600,000	1,316,684
8.000%, 07/19/2031		66,710,000	1,752,298
			10,055,145
Portugal - 0.8%
Portugal Obrigacoes do Tesouro OT 3.850%, 04/15/2021(S)	EUR	1,610,000	2,060,247
Republic of Portugal 5.125%, 10/15/2024(S)		$2,855,000	2,912,100
			4,972,347

The accompanying notes are an integral part of the financial statements.

123

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Singapore - 1.6%
Republic of Singapore
2.500%, 06/01/2019	SGD	6,430,000	$4,782,888
3.250%, 09/01/2020		6,550,000	5,031,428
			9,814,316
South Korea - 0.0%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	71,313
3.287%, 03/10/2018		83,030,000	71,907
3.297%, 09/10/2017		83,030,000	72,397
			215,617
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $112,150,230)			$108,257,866

CORPORATE BONDS - 48.9%
Consumer discretionary - 6.8%
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022		$640,000	656,000
CCO Holdings LLC
5.125%, 05/01/2027 (S)		885,000	904,913
5.750%, 01/15/2024		1,690,000	1,780,838
ESH Hospitality, Inc. 5.250%, 05/01/2025(S)		1,220,000	1,264,225
Expedia, Inc. 5.000%, 02/15/2026		1,240,000	1,357,869
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (S)		1,395,001	1,454,265
5.250%, 06/01/2026 (S)		1,881,000	1,979,753
Lamar Media Corp.
5.000%, 05/01/2023		1,325,000	1,378,000
5.875%, 02/01/2022		430,000	443,975
LIN Television Corp. 5.875%, 11/15/2022		795,000	832,763
Lions Gate Entertainment Corp. 5.875%, 11/01/2024(S)		1,650,000	1,736,625
Lowe’s Companies, Inc. 2.500%, 04/15/2026		265,000	254,750
McGraw-Hill Global Education Holdings LLC 7.875%, 05/15/2024(S)		405,000	391,838
New Red Finance, Inc.
4.250%, 05/15/2024 (S)		1,470,000	1,460,724
4.625%, 01/15/2022 (S)		2,345,000	2,403,625
6.000%, 04/01/2022 (S)		530,000	549,213
Nexstar Broadcasting, Inc. 5.625%, 08/01/2024(S)		1,950,000	1,974,375
Omnicom Group, Inc. 3.600%, 04/15/2026		1,413,000	1,421,833
Outfront Media Capital LLC 5.625%, 02/15/2024		1,105,000	1,153,344

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
PVH Corp. 4.500%, 12/15/2022	$1,665,000	$1,719,113
QVC, Inc.
4.450%, 02/15/2025	1,695,000	1,672,618
5.950%, 03/15/2043	705,000	675,198
Scripps Networks Interactive, Inc. 3.950%, 06/15/2025	1,405,000	1,435,770
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)	1,130,000	1,162,488
5.250%, 08/15/2022 (S)	920,000	944,619
5.375%, 07/15/2026 (S)	1,005,000	1,040,175
The Goodyear Tire & Rubber Company 8.750%, 08/15/2020	320,000	376,000
Time, Inc. 5.750%, 04/15/2022(S)	1,230,000	1,271,513
Tribune Media Company 5.875%, 07/15/2022	1,150,000	1,204,625
Viacom, Inc.
5.850%, 09/01/2043	1,670,000	1,805,617
6.875%, 04/30/2036	1,279,000	1,495,936
Viacom, Inc. (6.250% to 02/28/2027, then 3 month LIBOR + 3.899%) 02/28/2057	2,285,000	2,376,400
WMG Acquisition Corp.
5.000%, 08/01/2023 (S)	270,000	276,750
6.750%, 04/15/2022 (S)	1,375,000	1,445,469
		42,301,219
Consumer staples - 4.7%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	3,505,000	3,551,697
3.650%, 02/01/2026	2,135,000	2,199,836
Aramark Services, Inc. 5.000%, 04/01/2025(S)	810,000	855,563
B&G Foods, Inc. 4.625%, 06/01/2021	1,935,000	1,976,119
Constellation Brands, Inc.
4.250%, 05/01/2023	1,895,000	2,017,144
4.750%, 12/01/2025	585,000	640,834
Cott Beverages, Inc. 5.375%, 07/01/2022	1,600,000	1,658,000
CVS Health Corp. 3.875%, 07/20/2025	1,255,000	1,304,998
Darling Ingredients, Inc. 5.375%, 01/15/2022	840,000	873,600
Gruma SAB de CV 4.875%, 12/01/2024(S)	200,000	216,750
Kimberly-Clark Corp. 2.750%, 02/15/2026	1,560,000	1,550,709
Kraft Heinz Foods Company
3.950%, 07/15/2025	2,040,000	2,103,911
4.875%, 02/15/2025 (S)	1,663,000	1,782,445

The accompanying notes are an integral part of the financial statements.

124

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Philip Morris International, Inc. 3.375%, 08/11/2025		$1,330,000	$1,362,622
Post Holdings, Inc.
5.000%, 08/15/2026 (S)		2,090,000	2,084,775
5.750%, 03/01/2027 (S)		1,355,000	1,392,263
6.000%, 12/15/2022 (S)		1,175,000	1,245,500
Spectrum Brands, Inc. 5.750%, 07/15/2025		1,730,000	1,855,598
Walgreens Boots Alliance, Inc. 3.800%, 11/18/2024		750,000	779,016
			29,451,380
Energy - 5.2%
Antero Midstream Partners LP 5.375%, 09/15/2024(S)		2,070,000	2,116,575
Antero Resources Corp.
5.000%, 03/01/2025 (S)		1,755,000	1,702,350
5.625%, 06/01/2023		925,000	936,563
Boardwalk Pipelines LP 4.450%, 07/15/2027		800,000	819,145
Chesapeake Energy Corp. 8.000%, 12/15/2022(S)		836,000	884,070
Concho Resources, Inc. 4.375%, 01/15/2025		1,295,000	1,320,900
Enbridge, Inc. 4.250%, 12/01/2026		2,165,000	2,260,065
Energy Transfer LP 4.750%, 01/15/2026		955,000	993,595
Enterprise Products Operating LLC 5.200%, 09/01/2020		395,000	428,671
Exxon Mobil Corp. 2.709%, 03/06/2025		1,520,000	1,509,383
Magellan Midstream Partners LP 5.000%, 03/01/2026		525,000	579,027
MPLX LP 4.125%, 03/01/2027		1,295,000	1,299,543
Newfield Exploration Company
5.375%, 01/01/2026		650,000	672,750
5.625%, 07/01/2024		745,000	776,663
Parsley Energy LLC 5.375%, 01/15/2025(S)		1,030,000	1,037,725
Pertamina Persero PT 4.300%, 05/20/2023(S)		1,410,000	1,460,206
Petroleos del Peru SA 5.625%, 06/19/2047(S)		697,000	703,970
Petroleos Mexicanos
4.625%, 09/21/2023		1,710,000	1,730,520
7.650%, 11/24/2021 (S)	MXN	22,981,500	1,228,297
Pioneer Natural Resources Company 4.450%, 01/15/2026		$1,520,000	1,598,358
Saka Energi Indonesia PT 4.450%, 05/05/2024(S)		775,000	778,038
Tesoro Corp. 4.750%, 12/15/2023(S)		1,800,000	1,938,420

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc. 4.550%, 06/24/2024		$1,440,000	$1,479,600
TransCanada PipeLines, Ltd. 4.875%, 01/15/2026		250,000	279,662
Williams Partners LP
3.750%, 06/15/2027		1,655,000	1,638,337
4.875%, 05/15/2023		2,255,000	2,339,833
			32,512,266
Financials - 14.6%
American International Group, Inc. (8.175% to 05/15/2038, then 3 month LIBOR + 4.195%) 05/15/2068		3,195,000	4,313,250
Ameris Bancorp (5.750% to 03/15/2022, then 3 month LIBOR + 3.616%) 03/15/2027		775,000	786,625
Asian Development Bank
3.250%, 07/20/2017	NZD	930,000	681,850
4.625%, 03/06/2019		1,595,000	1,209,175
5.000%, 03/09/2022	AUD	1,825,000	1,549,333
6.450%, 08/08/2021	INR	92,050,000	1,451,050
6.950%, 01/16/2020		26,220,000	416,980
Astoria Financial Corp. 3.500%, 06/08/2020		$540,000	542,902
Banc of California, Inc. 5.250%, 04/15/2025		625,000	629,473
Banco Nacional de Comercio Exterior SNC 4.375%, 10/14/2025(S)		1,205,000	1,247,175
Banco Nacional de Comercio Exterior SNC (3.800% to 08/11/2021, then 5 Year CMT + 3.000%) 08/11/2026(S)		255,000	254,363
Bank of America Corp. 2.006%, 09/15/2026(P)		2,515,000	2,335,992
Bank of Montreal 2.500%, 01/11/2022(S)		1,170,000	1,177,262
Bank of the Ozarks, Inc. (5.500% to 07/01/2021, then 3 month LIBOR + 4.425%) 07/01/2026		640,000	669,600
BankUnited, Inc. 4.875%, 11/17/2025		1,675,000	1,740,206
BNC Bancorp (5.500% to 10/01/2019, then 3 month LIBOR + 3.590%) 10/01/2024		500,000	506,796
Cadence BanCorp (6.500% to 03/11/2020, then 3 month LIBOR + 4.663%) 03/11/2025(S)		500,000	505,000

The accompanying notes are an integral part of the financial statements.

125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp. 3.750%, 07/28/2026		$1,270,000	$1,239,426
Chubb INA Holdings, Inc. 3.350%, 05/03/2026		850,000	869,473
CIT Group, Inc. 5.500%, 02/15/2019(S)		1,615,000	1,695,750
Citigroup, Inc. 3.285%, 05/04/2021(P)	AUD	1,487,000	1,157,631
Citigroup, Inc. (5.900% to 02/15/2023, then 3 month LIBOR + 4.230%) 02/15/2023(Q)		$745,000	797,336
Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR + 4.069%) 01/30/2023(Q)		930,000	989,288
CoBiz Financial, Inc. (5.625% to 06/25/2025, then 3 month LIBOR + 3.170%) 06/25/2030		280,000	306,180
Cullen/Frost Bankers, Inc. 4.500%, 03/17/2027		390,000	400,725
Dime Community Bancshares, Inc. (4.500% to 06/15/2022, then 3 month LIBOR + 2.660%) 06/15/2027		575,000	582,188
Dongbu Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	877,769
3.865%, 05/25/2027		1,000,000,000	879,578
Eagle Bancorp, Inc. 5.750%, 09/01/2024		$500,000	514,375
Eagle Bancorp, Inc. (5.000% to 08/01/2021, then 3 month LIBOR + 3.850%) 08/01/2026		415,000	424,521
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month LIBOR + 3.033%) 06/30/2023(Q)		1,820,000	1,851,850
First Midwest Bancorp, Inc. 5.875%, 09/29/2026		405,000	426,138
Flagstar Bancorp, Inc. 6.125%, 07/15/2021		545,000	580,817
Flushing Financial Corp. (5.250% to 12/15/2021, then 3 month LIBOR + 3.440%) 12/15/2026		560,000	570,695
Fulton Financial Corp. 3.600%, 03/16/2022		620,000	627,255
Heartland Financial USA, Inc. 5.750%, 12/30/2024		505,000	511,313
Heritage Commerce Corp. (5.250% to 06/01/2022, then 3 month LIBOR + 3.365%) 06/01/2027		280,000	278,465

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Independent Bank Group, Inc. 5.875%, 08/01/2024		$945,000	$953,293
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	1,190,276
6.500%, 08/20/2019		2,705,000	2,267,463
International Bank for Reconstruction & Development
1.375%, 06/23/2019	SEK	8,600,000	1,049,521
2.500%, 03/12/2020	AUD	1,015,000	785,086
2.800%, 01/13/2021		2,215,000	1,722,036
3.375%, 08/13/2017 to 01/25/2022	NZD	1,962,000	1,445,282
3.500%, 01/22/2021		2,460,000	1,834,667
3.625%, 06/22/2020	NOK	7,100,000	912,556
4.625%, 02/26/2019 to 10/06/2021	NZD	3,825,000	2,941,917
International Finance Corp.
2.800%, 08/15/2022	AUD	2,000,000	1,544,732
3.250%, 07/22/2019		2,325,000	1,826,670
3.625%, 05/20/2020	NZD	2,615,000	1,957,836
3.875%, 02/26/2018		1,388,000	1,027,912
6.450%, 10/30/2018	INR	136,280,000	2,113,666
JPMorgan Chase & Co.
3.200%, 06/15/2026		$1,390,000	1,373,827
3.300%, 04/01/2026		1,000,000	993,101
4.250%, 11/02/2018	NZD	3,255,000	2,422,114
KFW
3.750%, 05/29/2020		1,100,000	825,182
6.000%, 08/20/2020	AUD	2,925,000	2,492,702
Lakeland Bancorp, Inc. (5.125% to 09/30/2021, then 3 month LIBOR + 3.970%) 09/30/2026		$405,000	411,581
LegacyTexas Financial Group, Inc. (5.500% to 12/01/2020, then 3 month LIBOR + 3.890%) 12/01/2025		340,000	343,400
MGIC Investment Corp. 5.750%, 08/15/2023		830,000	894,325
Nordea Kredit Realkreditaktieselskab 2.000%, 10/01/2017	DKK	10,280,000	1,587,423
Nordic Investment Bank 4.125%, 03/19/2020	NZD	1,740,000	1,318,533
Old Second Bancorp, Inc. (5.750% to 12/31/2021, then 3 month LIBOR + 3.850%) 12/31/2026		$400,000	413,500
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10/15/2019, then 5 Year U.S. Swap Rate + 2.203%) 10/15/2024(S)		1,175,000	1,205,513

The accompanying notes are an integral part of the financial statements.

126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Pacific Continental Corp. (5.875% to 06/30/2021, then 3 month LIBOR + 4.715%) 06/30/2026		$125,000	$126,406
Pinnacle Bank (4.875% to 07/30/2020, then 3 month LIBOR + 3.128%) 07/30/2025		365,000	366,825
Pinnacle Financial Partners, Inc. (5.250% to 11/16/2021, then 3 month LIBOR + 3.884%) 11/16/2026(S)		410,000	417,688
Radian Group, Inc. 5.250%, 06/15/2020		945,000	1,004,063
Renasant Corp. (5.000% to 09/01/2021, then 3 month LIBOR + 3.840%) 09/01/2026		330,000	336,674
Stifel Financial Corp. 4.250%, 07/18/2024		2,505,000	2,550,501
SunTrust Banks, Inc. (5.050% to 6/15/2022, then 3 month LIBOR + 3.102%) 06/15/2022(Q)		1,275,000	1,294,125
Synovus Financial Corp. 7.875%, 02/15/2019		725,000	786,480
Synovus Financial Corp. (5.750% to 12/15/2020, then 3 month LIBOR + 4.182%) 12/15/2025		2,775,000	2,938,031
Temasek Financial I, Ltd. 3.265%, 02/19/2020	SGD	1,250,000	950,752
The Hongkong Land Treasury Services Singapore Pte, Ltd. 3.860%, 12/29/2017		250,000	183,962
Valley National Bancorp 4.550%, 06/30/2025		$660,000	668,853
Wells Fargo & Company
3.065%, 07/27/2021 (P)	AUD	935,000	726,532
3.250%, 04/27/2022		1,120,000	854,548
Western Alliance Bank (5.000% to 07/15/2020, then 3 month LIBOR + 3.200%) 07/15/2025		$920,000	932,650
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	533,204
7.250%, 02/11/2020	AUD	700,000	600,060
WSFS Financial Corp. (4.500% to 06/15/2021, then 3 month LIBOR + 3.300%) 06/15/2026		$1,040,000	1,053,000

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Zions Bancorporation (5.800% to 06/15/2023, then 3 month LIBOR + 3.800%) 06/15/2023(Q)		$1,050,000	$1,050,000
			90,826,273
Health care - 2.6%
Abbott Laboratories 2.950%, 03/15/2025		1,280,000	1,249,388
AbbVie, Inc. 3.600%, 05/14/2025		1,345,000	1,372,107
Allergan Funding SCS 3.800%, 03/15/2025		1,270,000	1,313,736
Anthem, Inc. 3.500%, 08/15/2024		655,000	673,340
HCA Healthcare, Inc. 6.250%, 02/15/2021		1,897,000	2,072,473
HCA, Inc.
4.500%, 02/15/2027		1,285,000	1,321,944
5.000%, 03/15/2024		1,495,000	1,582,831
7.500%, 02/15/2022		1,165,000	1,341,206
8.000%, 10/01/2018		280,000	301,000
Humana, Inc. 3.850%, 10/01/2024		823,000	855,375
Merck & Company, Inc. 2.750%, 02/10/2025		1,735,000	1,727,978
Quest Diagnostics, Inc. 4.250%, 04/01/2024		360,000	379,797
Quintiles IMS, Inc. 4.875%, 05/15/2023(S)		590,000	604,013
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026		1,525,000	1,491,384
			16,286,572
Industrials - 4.5%
3M Company 3.000%, 08/07/2025		1,475,000	1,494,320
AECOM
5.125%, 03/15/2027		3,255,000	3,267,206
5.875%, 10/15/2024		560,000	609,000
Cintas Corp. No 2 3.700%, 04/01/2027		1,415,000	1,459,362
General Electric Company
4.250%, 01/17/2018	NZD	715,000	528,478
6.250%, 09/29/2020	GBP	265,000	401,636
General Electric Company (5.000% to 01/21/2021, then 3 month LIBOR + 3.330%) 01/21/2021(Q)		$2,413,000	2,561,158
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025(S)		2,330,000	2,501,838
L3 Technologies, Inc. 3.850%, 12/15/2026		840,000	866,006
Lockheed Martin Corp.
2.900%, 03/01/2025		1,915,000	1,905,594

The accompanying notes are an integral part of the financial statements.

127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
3.550%, 01/15/2026		$1,525,000	$1,580,364
Mexico City Airport Trust
4.250%, 10/31/2026 (S)		2,820,000	2,891,261
5.500%, 10/31/2046 (S)		1,665,000	1,694,138
Pelabuhan Indonesia II PT 4.250%, 05/05/2025(S)		920,000	935,916
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(S)		440,000	458,700
Terex Corp. 5.625%, 02/01/2025(S)		150,000	154,313
United Rentals North America, Inc. 5.500%, 05/15/2027		1,120,000	1,153,600
Verisk Analytics, Inc. 4.000%, 06/15/2025		795,000	821,536
Waste Management, Inc. 2.900%, 09/15/2022		845,000	864,670
XPO Logistics, Inc. 6.500%, 06/15/2022(S)		1,690,000	1,776,613
			27,925,709
Information technology - 3.0%
Activision Blizzard, Inc. 3.400%, 09/15/2026		855,000	857,403
Apple, Inc.
2.400%, 05/03/2023		1,300,000	1,293,031
3.200%, 05/13/2025		1,705,000	1,741,489
Electronic Arts, Inc. 4.800%, 03/01/2026		193,000	211,765
First Data Corp.
5.000%, 01/15/2024 (S)		1,425,000	1,465,513
5.375%, 08/15/2023 (S)		805,000	841,225
IBM Corp. 2.750%, 12/21/2020	GBP	1,225,000	1,688,496
j2 Cloud Services LLC 6.000%, 07/15/2025(S)		$790,000	813,700
KLA-Tencor Corp. 4.650%, 11/01/2024		774,000	835,959
Match Group, Inc. 6.750%, 12/15/2022		1,415,000	1,471,600
Microsoft Corp. 3.300%, 02/06/2027		870,000	894,537
NXP BV 4.625%, 06/01/2023(S)		1,600,000	1,726,000
Sixsigma Networks Mexico SA de CV 8.250%, 11/07/2021(S)		1,545,000	1,550,794
Zebra Technologies Corp. 7.250%, 10/15/2022		2,810,000	2,985,625
			18,377,137
Materials - 2.8%
Alpek SAB de CV 4.500%, 11/20/2022		200,000	206,750
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,758,700
4.375%, 12/15/2020		820,000	861,000

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
5.250%, 07/01/2025		$1,960,000	$2,163,350
Cemex SAB de CV 6.125%, 05/05/2025(S)		1,835,000	1,977,213
Cliffs Natural Resources, Inc. 5.750%, 03/01/2025(S)		1,825,000	1,720,063
Crown Americas LLC 4.500%, 01/15/2023		1,860,000	1,948,350
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		1,021,000	1,181,808
Praxair, Inc. 3.200%, 01/30/2026		240,000	245,237
Sealed Air Corp.
4.875%, 12/01/2022 (S)		1,190,000	1,267,350
5.125%, 12/01/2024 (S)		965,000	1,034,963
6.500%, 12/01/2020 (S)		1,390,000	1,549,850
Vedanta Resources PLC 6.375%, 07/30/2022(S)		1,550,000	1,554,960
			17,469,594
Real estate - 1.8%
American Tower Corp. 4.000%, 06/01/2025		1,035,000	1,072,149
CapitaMalls Asia Treasury, Ltd. 3.950%, 08/24/2017	SGD	3,250,000	2,368,748
CBRE Services, Inc. 5.000%, 03/15/2023		$490,000	510,519
Crown Castle International Corp. 4.450%, 02/15/2026		870,000	924,171
Crown Castle Towers LLC 4.883%, 08/15/2040(S)		454,000	484,435
Equinix, Inc. 5.375%, 05/15/2027		1,735,000	1,849,944
Host Hotels & Resorts LP 5.250%, 03/15/2022		1,394,000	1,515,787
Kennedy-Wilson, Inc. 5.875%, 04/01/2024		1,080,000	1,113,750
Trust F/1401 5.250%, 12/15/2024(S)		1,195,000	1,244,593
			11,084,096
Telecommunication services - 1.2%
America Movil SAB de CV 7.125%, 12/09/2024	MXN	15,990,000	842,471
GCI, Inc. 6.875%, 04/15/2025		$1,905,000	2,059,781
SFR Group SA 6.250%, 05/15/2024(S)		830,000	876,688
T-Mobile USA, Inc.
6.125%, 01/15/2022		1,250,000	1,313,673
6.500%, 01/15/2026		1,250,000	1,379,688
6.625%, 04/01/2023		445,000	470,899
6.836%, 04/28/2023		435,000	464,363
			7,407,563

The accompanying notes are an integral part of the financial statements.

128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities - 1.7%
Emera US Finance LP 3.550%, 06/15/2026		$2,415,000	$2,420,830
Emera, Inc. (6.750% to 6/15/2026, then 3 month LIBOR + 5.440%) 06/15/2076		1,495,000	1,689,350
Fortis, Inc. 3.055%, 10/04/2026		1,440,000	1,389,735
Great Plains Energy, Inc. 3.900%, 04/01/2027		1,605,000	1,623,828
NRG Energy, Inc. 6.625%, 01/15/2027		1,625,000	1,627,031
Perusahaan Listrik Negara PT 4.125%, 05/15/2027(S)		1,440,000	1,415,132
Southern Gas Networks PLC 4.875%, 12/21/2020	GBP	80,000	117,169
			10,283,075
TOTAL CORPORATE BONDS (Cost $297,881,499)			$303,924,884

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
First Maryland Capital I 2.158%, 01/15/2027(P)		$610,000	576,450
First Maryland Capital II 2.020%, 02/01/2027(P)		695,000	646,350
ILFC E-Capital Trust I 4.340%, 12/21/2065(P)(S)		1,620,000	1,543,050
JPMorgan Chase Capital XXIII 2.182%, 05/15/2077(P)		1,040,000	958,100
USB Capital IX 3.500%, 08/07/2017(P)(Q)		1,956,000	1,736,732
			5,460,682
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,069,651)			$5,460,682

CONVERTIBLE BONDS - 2.3%
Consumer discretionary - 0.2%
Liberty Expedia Holdings, Inc. 5.156%, 06/30/2047(S)		587,000	624,054
Liberty Media Corp.-Liberty Formula One 1.000%, 01/30/2023(S)		560,000	648,550
			1,272,604
Consumer staples - 0.1%
Vector Group, Ltd. 12.512%, 01/15/2019(P)		510,000	746,194
Financials - 0.5%
Fidelity National Financial, Inc. 4.250%, 08/15/2018		250,000	628,594
Old Republic International Corp. 3.750%, 03/15/2018		640,000	810,000

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Financials (continued)
Redwood Trust, Inc. 4.625%, 04/15/2018		$1,599,000	$1,618,988
			3,057,582
Health care - 0.9%
Anthem, Inc. 2.750%, 10/15/2042		814,000	2,096,559
Bayer Capital Corp. BV 5.625%, 11/22/2019(S)	EUR	1,200,000	1,668,544
Danaher Corp., 0.000% 01/22/2021		$440,000	1,418,450
Hologic, Inc. (2.000% to 03/01/2018; then 0.000% thereafter) 03/01/2042		430,000	629,950
			5,813,503
Industrials - 0.2%
Air Lease Corp. 3.875%, 12/01/2018		815,000	1,124,700
Information technology - 0.3%
Intel Corp. 3.250%, 08/01/2039		790,000	1,305,475
Teradyne, Inc. 1.250%, 12/15/2023(S)		325,000	373,953
			1,679,428
Telecommunication services - 0.1%
Liberty Interactive LLC 1.750%, 09/30/2046(S)		660,000	754,463
TOTAL CONVERTIBLE BONDS (Cost $11,913,078)			$14,448,474

TERM LOANS (M) - 7.0%
Consumer discretionary - 2.2%
American Axle & Manufacturing, Inc. 3.470%, 04/06/2024		1,163,250	1,151,618
CBS Radio, Inc. TBD 10/17/2023 (T)		1,245,000	1,250,453
Charter Communications Operating LLC 3.476%, 01/15/2024		2,297,550	2,304,879
Cinemark USA, Inc. 3.172%, 05/09/2022		159,656	160,175
Coral US Company Borrower LLC 4.726%, 01/31/2025		575,000	576,081
Four Seasons Hotels, Ltd. 3.726%, 11/30/2023		2,080,039	2,092,165
Hilton Worldwide Finance LLC 3.216%, 10/25/2023		1,233,800	1,237,020
New Red Finance, Inc. 3.504%, 02/16/2024		2,957,879	2,949,568

The accompanying notes are an integral part of the financial statements.

129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Consumer discretionary (continued)
The ServiceMaster Company LLC 3.726%, 11/08/2023	$1,875,575	$1,883,002
		13,604,961
Consumer staples - 0.6%
Albertsons LLC 4.189%, 08/22/2021	1,068,464	1,054,040
Aramark Services, Inc. 3.226%, 03/28/2024	1,411,463	1,418,520
Spectrum Brands, Inc. 3.174%, 06/23/2022	1,543,846	1,548,678
		4,021,238
Energy - 0.6%
MEG Energy Corp. 4.696%, 12/31/2023	1,870,313	1,820,057
Peabody Energy Corp. 5.726%, 03/31/2022	1,975,050	1,970,606
		3,790,663
Health care - 0.4%
Air Medical Group Holdings, Inc. TBD 04/28/2022 (T)	583,526	580,317
Grifols Worldwide Operations USA, Inc. 3.436%, 01/31/2025	1,700,738	1,701,877
		2,282,194
Industrials - 0.7%
American Airlines, Inc. 3.724%, 04/28/2023	1,202,850	1,202,682
Avolon Holdings, Ltd. 3.962%, 03/20/2022	895,000	900,236
RBS Global, Inc. 3.971%, 08/21/2023	880,575	880,328
United Airlines, Inc. 3.422%, 04/01/2024	1,122,188	1,125,835
		4,109,081
Information technology - 1.2%
Ascend Learning LLC TBD 07/05/2022 (T)	535,000	535,000
Avaya, Inc.
6.250%, 05/29/2020 (H)	1,325,000	1,057,350
8.675%, 01/24/2018	265,000	273,101
Dell International LLC 3.730%, 09/07/2023	1,736,286	1,742,068
First Data Corp. 3.466%, 07/08/2022	2,005,655	2,001,584
Gartner, Inc. 3.226%, 04/05/2024	763,088	764,995
Zebra Technologies Corp. 3.723%, 10/27/2021	1,400,405	1,404,256
		7,778,354
Materials - 0.5%
Berry Plastics Corp.

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
TERM LOANS (continued)
Materials (continued)
3.367%, 02/08/2020	$585,970	$585,806
3.617%, 01/19/2024	1,995,000	1,994,162
3.681%, 10/01/2022	460,964	461,223
		3,041,191
Telecommunication services - 0.8%
CenturyLink, Inc. TBD 01/31/2025 (T)	865,000	854,672
SBA Senior Finance II LLC 3.480%, 03/24/2021	1,974,821	1,978,039
Sprint Communications, Inc. 3.750%, 02/02/2024	1,945,125	1,944,717
		4,777,428
TOTAL TERM LOANS (Cost $43,712,173)		$43,405,110

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Commercial and residential - 4.4%
Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A1 3.480%, 04/25/2035 (P)	312,654	314,637
Americold 2010 LLC Trust, Series 2010-ARTA, Class D 7.443%, 01/14/2029 (S)	645,000	723,860
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3, 3.273%, 01/25/2035 (P)	283,199	284,020
Series 2005-2, Class A1, 3.260%, 03/25/2035 (P)	208,684	210,589
Series 2005-5, Class A2, 2.820%, 08/25/2035 (P)	288,018	286,552
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1, 1.916%, 01/25/2035 (P)	195,483	191,468
Series 2004-13, Class A1, 1.956%, 11/25/2034 (P)	284,534	280,753
Series 2004-8, Class 1A, 1.916%, 09/25/2034 (P)	135,288	133,778
Series 2005-7, Class 11A1, 1.756%, 08/25/2035 (P)	184,948	178,601
BWAY Mortgage Trust, Series 2015-1740, Class D 3.787%, 01/10/2035 (P)(S)	371,000	367,611
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2 4.847%, 05/15/2029 (P)(S)	630,000	635,322
BXP Trust, Series 2017-GM, Class D 3.425%, 06/13/2039 (P)(S)	1,220,000	1,169,529
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA 4.127%, 12/15/2027 (P)(S)	987,007	990,698

The accompanying notes are an integral part of the financial statements.

130

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E 3.550%, 05/15/2030 (P)(S)	$115,000	$115,277
Chase Mortgage Finance Trust, Series 2007-A1, Class 2A1 3.618%, 02/25/2037 (P)	117,207	118,219
CLNS Trust, Series 2017-IKPR, Class C 2.100%, 06/11/2032 (P)(S)	675,000	676,261
Cold Storage Trust, Series 2017- ICE3 2.509%, 04/15/2036 (P)(S)	775,000	776,443
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG), Series 2013-WWP, Class D 3.898%, 03/10/2031 (S)	290,000	292,437
Commercial Mortgage Trust (Deutsche Bank AG), Series 2014-TWC, Class D 3.240%, 02/13/2032 (P)(S)	1,265,000	1,268,940
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley), Series 2014-PAT, Class E 4.139%, 08/13/2027 (P)(S)	361,000	362,467
Core Industrial Trust, Series 2015- CALW, Class F 3.979%, 02/10/2034 (P)(S)	695,000	696,751
Credit Suisse Commercial Mortgage Trust, Series 2015- GLPB, Class A 3.639%, 11/15/2034 (S)	680,000	713,656
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO, 1.491%, 09/19/2044	2,286,358	105,536
Series 2005-AR2, Class X2 IO, 1.915%, 03/19/2045	3,957,463	222,952
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX 3.495%, 12/15/2034 (P)(S)	800,000	797,626
GRACE Mortgage Trust, Series 2014-GRCE, Class F 3.710%, 06/10/2028 (P)(S)	600,000	597,665
Greenwich Capital Commercial Funding Corp., Series 2006- GG7, Class AM 5.951%, 07/10/2038 (P)	37,610	37,595
GSR Mortgage Loan Trust, Series 2004-5, Class 2A1 3.762%, 05/25/2034 (P)	475,033	480,538
HarborView Mortgage Loan Trust

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2004-5, Class 2A-6, 3.230%, 06/19/2034 (P)	$278,907	$278,444
Series 2004-7, Class 4A, 3.394%, 11/19/2034 (P)	377,669	384,785
Series 2005-2, Class X IO, 1.468%, 05/19/2035	1,505,539	75,461
Series 2005-9, Class 2A1A, 1.552%, 06/20/2035 (P)	340,627	332,644
Series 2005-9, Class 2A1C, 1.460%, 06/20/2035 (P)	231,348	226,915
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (S)	8,624,661	131,983
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	9,278,856	132,233
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (S)	7,326,554	91,765
IMT Trust, Series 2017-APTS, Class EFL 3.150%, 06/15/2034 (P)(S)	325,000	325,000
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO, 1.751%, 10/25/2036	5,821,357	370,650
Series 2005-AR18, Class 2X IO, 1.532%, 10/25/2036	14,502,173	515,787
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM 6.139%, 04/17/2045 (P)	22,217	22,217
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1, 3.076%, 12/25/2034 (P)	146,823	147,442
Series 2005-A2, Class A2, 2.981%, 02/25/2035 (P)	312,807	318,299
Series 2005-A8, Class A2A, 1.486%, 08/25/2036 (P)	1,190,233	1,129,153
Series 2006-3, Class 2A1, 3.141%, 10/25/2036 (P)	172,726	169,627
Morgan Stanley Capital I Trust, Series 2014-150E, Class F 4.438%, 09/09/2032 (P)(S)	695,000	634,294
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1, 3.237%, 10/25/2034 (P)	296,317	298,972
Series 2004-9, Class 1A, 5.453%, 11/25/2034 (P)	181,781	190,517
MSCG Trust, Series 2016-SNR, Class D 6.550%, 11/15/2034 (S)	405,000	398,782
Olympic Tower Mortgage Trust, Series 2017-OT, Class A 3.566%, 05/10/2039 (S)	595,000	613,445
One Market Plaza Trust, Series 2017-1MKT, Class D 4.145%, 02/10/2032 (S)	275,000	280,998

The accompanying notes are an integral part of the financial statements.

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Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Opteum Mortgage Acceptance Corp. Trust, Series 2005-4, Class 1APT 1.526%, 11/25/2035 (P)	$212,850	$208,373
Queens Center Mortgage Trust, Series 2013-QCA, Class D 3.590%, 01/11/2037 (P)(S)	540,000	534,491
SFAVE Commercial Mortgage Securities Trust, Series 2015- 5AVE, Class D 4.534%, 01/05/2043 (P)(S)	635,000	508,689
Structured Asset Securities Corp., Series 2003-7A, Class 3A6 3.290%, 12/25/2033 (P)	236,246	232,417
Thornburg Mortgage Securities Trust, Series 2007-4, Class 1A1 2.724%, 09/25/2037 (P)	716,371	719,401
VNDO Trust, Series 2016-350P, Class D 3.903%, 01/10/2035 (P)(S)	999,000	981,821
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 2.908%, 01/25/2035 (P)	329,828	335,801
Series 2005-AR19, Class A1A2, 1.506%, 12/25/2045 (P)	422,999	405,717
Series 2005-AR2, Class 2A1B, 1.586%, 01/25/2045 (P)	506,765	475,626
Series 2005-AR2, Class 2A2B, 1.596%, 01/25/2045 (P)	350,070	341,940
Series 2005-AR3, Class A2, 3.033%, 03/25/2035 (P)	325,660	328,682
Series 2005-AR6, Class 2A1A, 1.446%, 04/25/2045 (P)	730,037	696,223
Series 2005-AR8, Class 2AB2, 1.636%, 07/25/2045 (P)	384,142	374,520
Series 2005-AR8, Class 2AB3, 1.576%, 07/25/2045 (P)	375,985	364,463
Wells Fargo Commercial Mortgage Trust, Series 2013- BTC, Class E 3.668%, 04/16/2035 (P)(S)	380,000	345,290
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 2.999%, 12/25/2034 (P)	260,960	264,584
		27,217,232
U.S. Government Agency - 0.9%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2, 2.866%, 04/25/2024 (P)	332,633	337,935
Series 2015-DNA1, Class M2, 3.066%, 10/25/2027 (P)	365,000	374,372

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-DNA1, Class M3, 4.516%, 10/25/2027 (P)	$300,000	$335,366
Series 2016-DNA2, Class M2, 3.416%, 10/25/2028 (P)	1,145,000	1,168,594
Series 2016-HQA3, Class M1, 2.016%, 03/25/2029 (P)	553,828	555,066
Series 292, Class IO, 3.500%, 11/15/2027	692,806	77,943
Series 304, Class C42 IO, 4.000%, 12/15/2027	902,988	83,379
Federal National Mortgage Association
Series 2012-118, Class AI IO, 3.500%, 11/25/2037	1,004,751	125,193
Series 2013-39, Class KI IO, 4.000%, 05/25/2028	1,290,835	145,403
Series 2014-C02, Class 1M1, 2.166%, 05/25/2024 (P)	128,683	129,234
Series 2017, Class C03 1M1, 2.166%, 10/25/2029 (P)	1,411,894	1,418,838
Series 2017, Class C04 2M1, 2.066%, 11/25/2029 (P)	770,138	773,249
Series 402, Class 3 IO, 4.000%, 11/25/2039	161,491	33,102
Series 402, Class 4 IO, 4.000%, 10/25/2039	157,337	29,157
Series 402, Class 7 IO, 4.500%, 11/25/2039	177,061	36,734
Series 406, Class 3 IO, 4.000%, 01/25/2041	170,251	33,459
Series 407, Class 4 IO, 4.500%, 03/25/2041	305,088	57,329
Series 407, Class 7 IO, 5.000%, 03/25/2041	740,316	150,189
Series 407, Class 8 IO, 5.000%, 03/25/2041	384,490	69,975
		5,934,517
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,196,840)		$33,151,749

ASSET BACKED SECURITIES - 4.1%
Aames Mortgage Investment Trust, Series 2005-4, Class M2 1.951%, 10/25/2035 (P)	665,620	663,236
Accredited Mortgage Loan Trust, Series 2005-2, Class M2 1.656%, 07/25/2035 (P)	268,364	267,921
Aegis Asset Backed Securities Trust, Series 2005-2, Class M2 1.656%, 06/25/2035 (P)	295,673	290,531
Applebee’s Funding LLC, Series 2014-1, Class A2 4.277%, 09/05/2044 (S)	758,000	746,081

The accompanying notes are an integral part of the financial statements.

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Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bravo Mortgage Asset Trust, Series 2006-1A, Class A2 1.456%, 07/25/2036 (P)(S)	$695,992	$678,378
Chase Issuance Trust, Series 2015-A7, Class A7 1.620%, 07/15/2020	430,000	430,425
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3 1.920%, 04/07/2022	880,000	880,934
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 4.474%, 03/20/2043 (S)	2,070,242	2,066,111
Coinstar Funding LLC, Series 2017-1A, Class A2 5.216%, 04/25/2047 (S)	1,605,000	1,630,607
DB Master Finance LLC, Series 2015-1A, Class A2II 3.980%, 02/20/2045 (S)	2,629,475	2,696,106
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A2I, 2.486%, 07/25/2047 (P)(S)	2,055,000	2,053,716
Series 2015-1A, Class A2II, 4.474%, 10/25/2045 (S)	1,881,188	1,940,464
Driven Brands Funding LLC, Series 2015-1A, Class A2 5.216%, 07/20/2045 (S)	477,725	475,298
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2 1.686%, 07/25/2035 (P)	469,849	469,541
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II 5.093%, 04/30/2047 (S)	610,000	630,307
GSAA Home Equity Trust, Series 2005-MTR1, Class A4 1.586%, 10/25/2035 (P)	592,919	580,483
Home Equity Asset Trust, Series 2003-1, Class M1 2.716%, 06/25/2033 (P)	179,921	179,127
New Century Home Equity Loan Trust, Series 2005-1, Class M1 1.891%, 03/25/2035 (P)	760,000	721,029
Option One Mortgage Loan Trust, Series 2005-2, Class M1 1.876%, 05/25/2035 (P)	666,107	666,174
RASC Trust, Series 2005-KS7, Class M4 2.086%, 08/25/2035 (P)	340,000	339,399
Saxon Asset Securities Trust, Series 2006-2, Class A3C 1.366%, 09/25/2036 (P)	959,181	934,369
Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2D 1.516%, 12/25/2036 (P)	418,235	416,433

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Series 2005-2, Class M2 1.951%, 03/25/2035 (P)	$829,822	$796,341
Taco Bell Funding LLC, Series 2016-1A, Class A23 4.970%, 05/25/2046 (S)	2,788,925	2,937,798
Wendys Funding LLC, Series 2015-1A, Class A2II 4.080%, 06/15/2045 (S)	2,122,200	2,175,531
TOTAL ASSET BACKED SECURITIES (Cost $25,154,335)		$25,666,340

COMMON STOCKS - 2.7%
Consumer discretionary - 0.0%
Vertis Holdings, Inc. (I)	8,371	0
Financials - 2.6%
American Express Company	6,645	559,775
BankUnited, Inc.	15,724	530,056
Capital One Financial Corp.	21,545	1,780,048
Commerce Bancshares, Inc.	24,757	1,406,940
Cullen/Frost Bankers, Inc.	13,755	1,291,732
First Financial Bancorp	32,698	905,735
First Republic Bank	10,630	1,064,063
Glacier Bancorp, Inc.	21,152	774,375
Investors Bancorp, Inc.	73,647	983,924
MB Financial, Inc.	15,567	685,571
Oritani Financial Corp.	35,820	610,731
Park National Corp.	7,109	737,345
SVB Financial Group (I)	4,564	802,306
Synovus Financial Corp.	37,548	1,661,124
The PNC Financial Services Group, Inc.	18,510	2,311,344
		16,105,069
Industrials - 0.1%
HC2 Holdings, Inc. (I)	88,710	521,615
TOTAL COMMON STOCKS (Cost $11,967,261)		$16,626,684

PREFERRED SECURITIES - 6.5%
Consumer staples - 0.3%
Tyson Foods, Inc., 4.750%	31,528	2,136,968
Energy - 0.4%
Kinder Morgan, Inc., 9.750%	50,556	2,218,397
Financials - 3.3%
First Republic Bank, 5.125%	28,400	709,148
First Republic Bank, 5.500%	22,976	602,201
First Tennessee Bank NA, 3.750% (P)(S)	2,315	1,756,072
Huntington Bancshares, Inc., 8.500%	1,776	2,564,544
IBERIABANK Corp. (6.600% to 05/01/2026, then 3 month LIBOR + 4.920%)	11,376	314,546
M&T Bank Corp., Series A, 6.375% (P)	940	972,900

The accompanying notes are an integral part of the financial statements.

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Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
People’s United Financial, Inc. (5.625% to 12/15/2026, then 3 month LIBOR + 4.020%)	48,725	$1,360,402
Regions Financial Corp., 6.375%	49,955	1,275,401
SunTrust Banks, Inc., 4.000% (P)	24,525	606,994
The Hartford Financial Services Group, Inc. (7.875% to 04/15/2022, then 3 month LIBOR + 5.596%)	50,575	1,555,181
U.S. Bancorp, 3.500% (P)	2,829	2,499,987
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR + 4.468%)	64,350	1,910,552
Valley National Bancorp (6.250% to 06/30/2025, then 3 month LIBOR + 3.850%)	26,533	770,784
Wells Fargo & Company (5.850% to 09/15/2023, then 3 month LIBOR + 3.090%)	27,605	763,554
Wells Fargo & Company (6.625% to 03/15/2024, then 3 month LIBOR + 3.690%)	66,056	1,996,873
Wells Fargo & Company, Series L, 7.500%	90	118,000
Zions Bancorporation (6.950% to 09/15/2023, then 3 month LIBOR + 3.890%)	22,575	671,381
		20,448,520
Health care - 0.3%
Allergan PLC, 5.500%	899	780,404
Becton, Dickinson and Company, 6.125%	22,095	1,210,364
		1,990,768
Industrials - 0.3%
Rexnord Corp., 5.750%	24,215	1,313,664
Stanley Black & Decker, Inc., 5.375%	3,200	351,104
		1,664,768
Real estate - 0.3%
American Tower Corp., 5.500%	13,410	1,625,694
Colony NorthStar, Inc., 7.125%	19,975	514,356
		2,140,050
Utilities - 1.6%
Dominion Energy, Inc., 6.750%	40,180	2,021,858
Great Plains Energy, Inc., 7.000%	32,410	1,719,026
NextEra Energy, Inc., 6.123%	49,405	2,668,364
NextEra Energy, Inc., 6.371%	32,765	2,101,547
SCE Trust I, 5.625%	22,260	559,171
SCE Trust VI, 5.000%	29,325	729,020
		9,798,986
TOTAL PREFERRED SECURITIES (Cost $37,311,295)		$40,398,457

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS - 0.3%
Call options - 0.1%
Over the Counter Option on the EUR vs. USD (Expiration Date: 06/27/2018; Strike Price: EUR 1.21; Counterparty: Goldman Sachs & Company) (I)	13,785,000	$180,172
Over the Counter Option on the USD vs. CAD (Expiration Date: 12/08/2017; Strike Price: $1.25; Counterparty: RBC Dominion Securities, Inc.) (I)	12,490,000	68,158
Over the Counter Option on the USD vs. KRW (Expiration Date: 09/29/2017; Strike Price: $1,210.00; Counterparty: Standard Chartered Bank) (I)	11,711,915	53,816
Over the Counter Option on the USD vs. KRW (Expiration Date: 10/30/2017; Strike Price: $1,255.00; Counterparty: Morgan Stanley & Company, Inc.) (I)	8,320,000	29,852
		331,998
Put options - 0.2%
Over the Counter Option on the AUD vs. USD (Expiration Date: 07/05/2017; Strike Price: AUD 0.68; Counterparty: HSBC) (I)	10,015,000	8
Over the Counter Option on the EUR vs. GBP (Expiration Date: 12/14/2017; Strike Price: EUR 0.93; Counterparty: U.S. Bank N.A.) (I)	15,100,000	113,551
Over the Counter Option on the GBP vs. CAD (Expiration Date: 05/01/2019; Strike Price: GBP 1.59; Counterparty: JPMorgan Securities, Inc.) (I)	15,230,000	460,698
Over the Counter Option on the GBP vs. USD (Expiration Date: 06/29/2018; Strike Price: GBP 1.24; Counterparty: Goldman Sachs & Company) (I)	17,235,000	363,429
Over the Counter Option on the GBP vs. USD (Expiration Date: 09/26/2017; Strike Price: GBP 1.23; Counterparty: Canadian Imperial Bank) (I)	12,820,000	32,193
Over the Counter Option on the USD vs. CAD (Expiration Date: 01/18/2018; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (I)	5,520,000	78,969
Over the Counter Option on the USD vs. CAD (Expiration Date: 10/10/2017; Strike Price: $1.17; Counterparty: Canadian Imperial Bank) (I)	25,735,000	1,647
Over the Counter Option on the USD vs. CAD (Expiration Date: 11/03/2017; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)	21,000,000	6,510
Over the Counter Option on the USD vs. CAD (Expiration Date: 11/09/2017; Strike Price: $1.27; Counterparty: Toronto Dominion Bank) (I)	12,150,000	94,235

The accompanying notes are an integral part of the financial statements.

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Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on the USD vs. CAD (Expiration Date: 12/13/2017; Strike Price: $1.23; Counterparty: RBC Dominion Securities, Inc.) (I)	12,145,000	$44,390
Over the Counter Option on the USD vs. CAD (Expiration Date: 12/15/2017; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)	16,500,000	13,332
Over the Counter Option on the USD vs. CAD (Expiration Date: 09/07/2018; Strike Price: $1.25; Counterparty: Goldman Sachs & Company) (I)	15,330,000	276,676
Over the Counter Option on the USD vs. JPY (Expiration Date: 11/15/2017; Strike Price: $97.65; Counterparty: UBS Securities LLC) (I)	7,515,000	7,477
		1,493,115
TOTAL PURCHASED OPTIONS (Cost $4,132,194)		$1,825,113

WARRANTS - 0.3%
JPMorgan Chase & Co. (Expiration date: 10/28/2018; Strike Price: $41.97) (I)	9,050	455,125
SunTrust Banks, Inc. (Expiration date: 11/14/2018; Strike Price: $44.15) (I)	18,849	262,755
The PNC Financial Services Group, Inc. (Expiration Date: 12/31/2018; Strike Price: $67.33) (I)	7,800	449,514
Wells Fargo & Company (Expiration Date: 10/28/2018; Strike Price: $33.76) (I)	20,400	452,880
TOTAL WARRANTS (Cost $1,484,513)		$1,620,274

SHORT-TERM INVESTMENTS - 4.3%
U.S. Government Agency - 3.8%
Federal Home Loan Bank Discount Note 0.574%, 07/03/2017*	$23,485,000	23,485,000
Repurchase agreement - 0.5%
Barclays Tri-Party Repurchase Agreement dated 06/30/2017 at 1.050% to be repurchased at $1,091,095 on 07/03/2017, collateralized by $79,700 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $79,975, including interest) and $725,000 U.S. Treasury Inflation Indexed Bonds, 2.375% due 01/15/2027 (valued at $1,033,019, including interest)	1,091,000	1,091,000

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.000% to be repurchased at $104,443 on 07/03/2017, collateralized by $105,800 U.S. Treasury Notes, 1.500% due 08/31/2018 (valued at $106,040, including interest)	$104,443	$104,443
Repurchase Agreement with State Street Corp. dated 06/30/2017 at 0.340% to be repurchased at $1,925,055 on 07/03/2017, collateralized by $2,010,000 U.S. Treasury Notes, 1.125% due 06/30/2021 (valued at $1,963,989, including interest)	1,925,000	1,925,000
		3,120,443
TOTAL SHORT-TERM INVESTMENTS (Cost $26,604,694)		$26,605,443
Total Investments (Strategic Income Opportunities Trust) (Cost $609,577,763) - 100.0%		$621,391,076
Other assets and liabilities, net - 0.0%		271,852
TOTAL NET ASSETS - 100.0%		$621,662,928

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.

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(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $135,380,139 or 21.8% of the fund’s net assets as of 6-30-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

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DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	331	Short	Sep 2017	$(39,081,274)	$(39,003,695)	$77,579
10-Year U.S. Treasury Note Futures	913	Short	Sep 2017	(114,808,741)	(114,610,031)	198,710
U.S. Treasury Long Bond Futures	56	Short	Sep 2017	(8,527,606)	(8,606,500)	(78,894)
						$197,395

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

The accompanying notes are an integral part of the financial statements.

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FORWARD FOREIGN CURRENY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	13,952,427	CAD	13,980,611	Goldman Sachs Bank USA	9/20/2017	—	$(80,495)
AUD	15,082,573	CAD	15,117,188	Royal Bank of Canada	9/20/2017	—	(90,218)
AUD	8,275,000	NZD	8,614,788	Goldman Sachs Bank USA	9/20/2017	$49,999	—
AUD	26,420,000	USD	20,057,298	Goldman Sachs Bank USA	9/20/2017	229,561	—
CAD	10,516,028	AUD	10,435,000	Royal Bank of Canada	9/20/2017	106,487	—
CAD	14,341,284	GBP	8,490,000	Royal Bank of Canada	9/20/2017	—	(11,390)
CAD	6,528,885	NZD	6,905,000	Bank of Nova Scotia	9/20/2017	—	(12,118)
CAD	19,587,172	NZD	20,715,000	Toronto Dominion Bank	9/20/2017	—	(35,952)
CAD	24,263,052	USD	18,026,041	Bank of Nova Scotia	9/20/2017	706,723	—
CAD	36,394,578	USD	27,001,682	Goldman Sachs Bank USA	9/20/2017	1,097,464	—
CAD	41,858,737	USD	31,331,714	Royal Bank of Canada	9/20/2017	986,145	—
CAD	36,394,577	USD	27,067,718	State Street Bank and Trust Company	9/20/2017	1,031,429	—
CAD	136,469,434	USD	102,676,038	Toronto Dominion Bank	9/20/2017	2,687,865	—
EUR	6,945,000	GBP	6,076,649	HSBC Bank USA	9/20/2017	30,988	—
EUR	24,880,000	GBP	22,047,075	Morgan Stanley Capital Services, Inc.	9/20/2017	—	(251,771)
EUR	3,485,000	GBP	3,032,055	Toronto Dominion Bank	9/20/2017	38,014	—
EUR	4,249,102	USD	4,753,598	Royal Bank of Canada	9/20/2017	119,055	—
GBP	33,975,000	CAD	58,484,355	Royal Bank of Canada	9/20/2017	—	(798,973)
GBP	6,905,000	CAD	11,588,040	Toronto Dominion Bank	9/20/2017	67,837	—
GBP	18,816,932	EUR	21,315,000	HSBC Bank USA	9/20/2017	122,917	—
GBP	3,142,176	EUR	3,555,000	Morgan Stanley Capital Services, Inc.	9/20/2017	25,479	—
GBP	9,228,746	EUR	10,440,000	Toronto Dominion Bank	9/20/2017	76,249	—
GBP	20,895,000	USD	26,646,900	Citibank N.A.	9/20/2017	631,927	—
GBP	6,890,000	USD	8,791,916	Goldman Sachs Bank USA	9/20/2017	203,113	—
GBP	13,810,000	USD	17,510,403	Toronto Dominion Bank	9/20/2017	518,819	—
JPY	397,062,968	USD	3,553,766	Goldman Sachs Bank USA	9/20/2017	—	(11,782)
MXN	256,000,800	USD	13,885,000	Standard Chartered Bank	9/20/2017	51,605	—
MXN	379,625,557	USD	20,780,000	State Street Bank and Trust Company	9/20/2017	—	(113,301)
NZD	10,887,829	AUD	10,410,000	Bank of Nova Scotia	9/20/2017	—	(26,037)
SGD	4,406,665	USD	3,175,000	Goldman Sachs Bank USA	9/20/2017	29,602	—
USD	51,388,717	AUD	68,245,309	Australia and New Zealand Banking Group	9/20/2017	—	(1,014,118)
USD	23,837,439	AUD	31,182,949	Goldman Sachs Bank USA	9/20/2017	—	(106,697)
USD	13,780,000	CAD	17,927,711	Bank of Nova Scotia	9/20/2017	—	(61,441)
USD	12,675,000	CAD	16,739,594	Royal Bank of Canada	9/20/2017	—	(249,132)
USD	74,080,000	CAD	97,804,657	Toronto Dominion Bank	9/20/2017	—	(1,432,003)
USD	1,594,914	DKK	10,519,327	Citibank N.A.	9/20/2017	—	(27,809)
USD	4,790,395	EUR	4,249,102	HSBC Bank USA	9/20/2017	—	(82,258)
USD	54,331,465	GBP	42,285,000	Citibank N.A.	9/20/2017	—	(872,420)
USD	8,831,843	GBP	6,890,000	Goldman Sachs Bank USA	9/20/2017	—	(163,185)
USD	44,162,658	GBP	34,007,376	HSBC Bank USA	9/20/2017	—	(234,629)
USD	70,250,219	GBP	55,160,000	Toronto Dominion Bank	9/20/2017	—	(1,762,228)
USD	20,956,542	MXN	384,475,656	Standard Chartered Bank	9/20/2017	25,805	—
USD	10,390,000	MXN	187,834,576	State Street Bank and Trust Company	9/20/2017	164,343	—
USD	14,987,133	NZD	20,855,000	Bank of Nova Scotia	9/20/2017	—	(273,927)
USD	5,020,156	NZD	6,980,000	JPMorgan Chase Bank N.A.	9/20/2017	—	(87,598)
USD	30,621,932	NZD	42,564,158	State Street Bank and Trust Company	9/20/2017	—	(525,235)
USD	1,020,620	SEK	8,851,833	Citibank N.A.	9/20/2017	—	(34,643)
USD	3,645,000	SGD	5,030,774	HSBC Bank USA	9/20/2017	—	(13,466)
USD	33,263,845	SGD	45,937,371	Standard Chartered Bank	9/20/2017	—	(142,600)
						$9,001,426	$(8,515,426)

The accompanying notes are an integral part of the financial statements.

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Derivatives currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
Derivatives abbreviations

OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 67.5%
U.S. Government - 38.5%
U.S. Treasury Bonds
3.000%, 02/15/2047	$19,185,000	$19,824,992
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,784,524
4.375%, 05/15/2041	1,830,000	2,348,547
4.625%, 02/15/2040	5,000,000	6,599,805
4.750%, 02/15/2041	2,000,000	2,695,704
7.875%, 02/15/2021	3,400,000	4,134,454
8.125%, 08/15/2021	1,400,000	1,752,187
8.750%, 08/15/2020	5,750,000	7,000,625
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	9,000,000	8,963,542
1.250%, 04/30/2019 to 01/31/2020	2,000,000	1,991,445
1.375%, 09/30/2018 to 10/31/2020	31,400,000	31,150,161
1.500%, 12/31/2018 to 03/31/2019	18,200,000	18,239,727
1.625%, 06/30/2019 to 07/31/2020	30,300,000	30,381,611
1.750%, 09/30/2019	7,000,000	7,050,862
1.875%, 08/31/2017	1,100,000	1,101,583
2.000%, 11/15/2021 to 02/15/2022	25,400,000	25,611,645
2.375%, 05/15/2027	19,595,000	19,721,290
2.750%, 02/15/2019	7,000,000	7,155,589
3.125%, 05/15/2021	13,100,000	13,782,117
4.250%, 11/15/2017	7,300,000	7,383,308
		222,673,718
U.S. Government Agency - 29.0%
Federal Home Loan Bank 5.500%, 07/15/2036	190,000	257,958
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,531,375
2.500%, TBA (C)	3,000,000	3,015,614
2.500%, 04/01/2031	2,547,135	2,565,864
3.000%, TBA (C)	5,000,000	4,987,676
3.000%, 10/01/2042 to 08/01/2046	6,154,434	6,158,593
3.118%, 08/01/2037 (P)	604,848	641,330
3.500%, TBA (C)	4,300,000	4,415,517
3.500%, 12/01/2025 to 03/01/2045	5,410,232	5,592,197
3.850%, 02/01/2037 (P)	66,658	69,625
4.000%, 02/01/2024 to 12/01/2040	1,568,242	1,657,825
4.500%, 05/01/2024 to 11/01/2041	2,918,052	3,142,407
5.000%, TBA (C)	2,300,000	2,502,129
5.000%, 06/01/2023 to 10/01/2040	728,714	797,711
5.500%, 08/23/2017 to 01/01/2039	2,477,045	2,592,059

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.000%, 06/01/2022 to 10/01/2038	$460,596	$521,888
6.250%, 07/15/2032	450,000	640,295
6.500%, 01/01/2021 to 09/01/2038	118,503	135,783
6.750%, 09/15/2029	1,200,000	1,691,509
7.000%, 04/01/2029 to 10/01/2038	78,015	90,602
7.500%, 09/01/2030 to 03/01/2032	12,354	14,605
8.000%, 02/01/2030	1,541	1,840
Federal National Mortgage Association
2.500%, TBA (C)	4,000,000	4,018,943
2.500%, 05/01/2028	1,509,085	1,522,775
2.625%, 09/06/2024	1,000,000	1,026,057
2.724%, 07/01/2034 (P)	235,799	242,440
2.946%, 01/01/2035 (P)	441,885	457,398
3.000%, TBA (C)	11,400,000	11,381,252
3.000%, 01/01/2027 to 07/01/2046	17,424,858	17,592,607
3.047%, 05/01/2036 (P)	114,657	121,272
3.165%, 09/01/2037 (P)	195,612	202,386
3.279%, 10/01/2037 (P)	95,318	101,277
3.500%, TBA (C)	3,000,000	3,079,773
3.500%, 12/01/2025 to 07/01/2046	23,224,890	23,967,983
3.544%, 04/01/2037 (P)	600,924	625,184
4.000%, 08/01/2020 to 12/01/2042	7,396,198	7,816,042
4.500%, 06/01/2018 to 06/01/2041	4,131,120	4,439,185
5.000%, 12/01/2018 to 07/01/2039	2,078,000	2,271,209
5.500%, 08/01/2021 to 11/01/2038	1,330,789	1,470,104
6.000%, 01/01/2021 to 08/01/2038	951,159	1,071,657
6.500%, 03/01/2022 to 12/01/2037	249,826	287,674
7.000%, 02/01/2031 to 10/01/2038	82,239	95,385
7.125%, 01/15/2030	209,000	305,117
7.250%, 05/15/2030	1,450,000	2,149,596
7.500%, 09/01/2030 to 08/01/2031	25,683	30,425
8.000%, 08/01/2030 to 09/01/2031	7,518	8,952
8.500%, 09/01/2030	1,079	1,306
Financing Corp. 8.600%, 09/26/2019	675,000	778,538
Government National Mortgage Association
3.000%, TBA (C)	5,000,000	5,050,473
3.000%, 08/15/2043	2,135,242	2,169,975
3.500%, TBA (C)	2,800,000	2,899,072

The accompanying notes are an integral part of the financial statements.

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Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.500%, 04/15/2042 to 07/20/2046	$15,783,072	$16,390,140
4.000%, 11/15/2026 to 08/20/2045	5,994,711	6,364,319
4.500%, 05/15/2019 to 10/20/2040	2,030,297	2,181,026
5.000%, 05/15/2018 to 07/20/2040	1,817,757	2,001,641
5.500%, 08/15/2023 to 09/20/2039	694,491	775,786
6.000%, 07/15/2029 to 10/15/2038	415,056	473,231
6.500%, 05/15/2028 to 12/15/2038	253,853	292,573
7.000%, 08/15/2029 to 05/15/2032	46,648	54,586
7.500%, 08/15/2029 to 01/15/2031	14,644	17,321
8.000%, 04/15/2031	8,148	9,951
8.500%, 09/15/2030	5,455	6,669
Tennessee Valley Authority 3.875%, 02/15/2021	700,000	751,736
		167,527,438
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $382,658,528)		$390,201,156

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
Brazil - 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025 (L)	1,612,000	1,583,790
5.875%, 01/15/2019	105,000	111,011
		1,694,801
Canada - 0.4%
Province of British Columbia 6.500%, 01/15/2026	490,000	620,243
Province of Manitoba 9.625%, 12/01/2018	300,000	331,684
Province of Ontario 1.100%, 10/25/2017	1,000,000	999,161
Province of Quebec
7.125%, 02/09/2024	150,000	187,261
7.500%, 07/15/2023	410,000	516,359
		2,654,708
Chile - 0.1%
Republic of Chile 3.875%, 08/05/2020	510,000	537,489
Colombia - 0.1%
Republic of Colombia 4.375%, 07/12/2021(L)	550,000	585,200
Israel - 0.2%
Government of Israel

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel (continued)
5.125%, 03/26/2019	$530,000	$561,199
5.500%, 09/18/2023	455,000	541,579
		1,102,778
Italy - 0.1%
Republic of Italy 6.875%, 09/27/2023	300,000	351,561
Mexico - 0.2%
Government of Mexico 6.050%, 01/11/2040	930,000	1,096,284
Panama - 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	476,375
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	328,625
7.125%, 03/30/2019	120,000	131,400
		460,025
Philippines - 0.2%
Republic of Philippines 4.000%, 01/15/2021	1,000,000	1,065,853
Poland - 0.0%
Republic of Poland 6.375%, 07/15/2019	110,000	119,548
South Africa - 0.1%
Republic of South Africa 5.500%, 03/09/2020	740,000	784,311
Turkey - 0.2%
Republic of Turkey
6.000%, 01/14/2041	400,000	409,380
6.250%, 09/26/2022	400,000	434,576
7.500%, 07/14/2017	400,000	400,468
		1,244,424
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,920,862)		$12,173,357

CORPORATE BONDS - 26.5%
Consumer discretionary - 2.4%
21st Century Fox America, Inc. 6.650%, 11/15/2037	440,000	581,102
American Honda Finance Corp.
1.724%, 09/20/2017 (P)	470,000	470,449
2.150%, 03/13/2020	250,000	251,073
2.450%, 09/24/2020	470,000	476,328
Brinker International, Inc. 3.875%, 05/15/2023	250,000	242,500
CBS Corp. 4.300%, 02/15/2021	150,000	159,322
Comcast Corp.
2.350%, 01/15/2027	455,000	427,102
5.700%, 07/01/2019	310,000	333,633
6.500%, 11/15/2035	255,000	338,413

The accompanying notes are an integral part of the financial statements.

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Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Cox Communications, Inc. 9.375%, 01/15/2019(S)	$125,000	$137,684
Discovery Communications LLC 5.625%, 08/15/2019	154,000	164,552
Ford Motor Credit Company LLC 5.000%, 05/15/2018	1,040,000	1,066,621
General Motors Financial Company, Inc. 5.250%, 03/01/2026	650,000	702,137
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	254,472
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	254,305
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	177,671
Lowe’s Companies, Inc.
3.375%, 09/15/2025	460,000	475,197
6.100%, 09/15/2017	180,000	181,560
McDonald’s Corp.
3.625%, 05/20/2021	250,000	261,479
5.000%, 02/01/2019	228,000	238,960
NBCUniversal Media LLC 5.150%, 04/30/2020	230,000	250,447
Newell Brands, Inc.
2.150%, 10/15/2018	250,000	250,639
3.900%, 11/01/2025	250,000	258,908
O’Reilly Automotive, Inc. 4.875%, 01/14/2021	300,000	322,610
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	145,393
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	406,001
3.350%, 09/15/2025	752,000	780,947
4.250%, 04/01/2046	390,000	419,623
5.875%, 12/16/2036	280,000	365,150
The Walt Disney Company
1.500%, 09/17/2018	500,000	499,958
3.150%, 09/17/2025	500,000	511,205
Time Warner Cable LLC 4.125%, 02/15/2021	60,000	62,737
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	101,549
7.570%, 02/01/2024	240,000	297,968
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	721,409
Time Warner, Inc.
4.850%, 07/15/2045	500,000	514,698
7.625%, 04/15/2031	285,000	388,763
Toyota Motor Credit Corp. 3.400%, 09/15/2021	320,000	334,371
Viacom, Inc. 4.500%, 03/01/2021	120,000	127,441
		13,954,377
Consumer staples - 1.9%
Altria Group, Inc.

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
4.500%, 05/02/2043	$500,000	$533,010
9.250%, 08/06/2019	105,000	120,542
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	800,000	824,294
4.900%, 02/01/2046	500,000	565,116
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	511,018
7.750%, 01/15/2019	335,000	364,477
Bunge, Ltd. Finance Corp. 8.500%, 06/15/2019	160,000	178,955
Campbell Soup Company 4.500%, 02/15/2019	300,000	312,233
Conagra Brands, Inc. 9.750%, 03/01/2021	175,000	214,017
CVS Health Corp.
3.875%, 07/20/2025	650,000	675,895
4.125%, 05/15/2021	60,000	63,429
CVS Pass-Through Trust 8.353%, 07/10/2031(S)	81,405	105,034
Diageo Capital PLC 4.828%, 07/15/2020	95,000	102,501
Edgewell Personal Care Company 4.700%, 05/19/2021	250,000	266,250
General Mills, Inc. 5.650%, 02/15/2019	315,000	333,631
Kellogg Company 4.150%, 11/15/2019	30,000	31,464
Kimberly-Clark Corp. 7.500%, 11/01/2018	250,000	269,368
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	473,605
3.950%, 07/15/2025	600,000	618,797
6.125%, 08/23/2018	66,000	69,141
6.875%, 01/26/2039	40,000	51,503
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	493,739
4.000%, 03/05/2042	270,000	276,391
5.500%, 01/15/2040	280,000	349,506
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	260,415
4.125%, 05/17/2021	320,000	341,060
Reynolds American, Inc. 3.250%, 11/01/2022(L)	270,000	271,597
Safeway, Inc. 6.350%, 08/15/2017	27,000	27,135
SC Johnson & Son, Inc. 4.000%, 05/15/2043(S)	250,000	251,968
The Clorox Company 5.950%, 10/15/2017	295,000	298,590
The Coca-Cola Company 3.150%, 11/15/2020	560,000	581,795
The Kroger Company 6.400%, 08/15/2017	370,000	371,863
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	103,855
6.200%, 04/15/2038	125,000	171,068

The accompanying notes are an integral part of the financial statements.

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Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
7.550%, 02/15/2030	$410,000	$599,115
Walgreen Company 5.250%, 01/15/2019	84,000	87,969
		11,170,346
Energy - 2.6%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	329,924
Apache Corp. 3.625%, 02/01/2021	250,000	257,864
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	499,825
2.750%, 05/10/2023	250,000	248,915
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	342,116
Cenovus Energy, Inc. 5.700%, 10/15/2019	40,000	42,216
Chevron Corp.
1.961%, 03/03/2020	850,000	852,520
4.950%, 03/03/2019	90,000	94,791
ConocoPhillips 5.750%, 02/01/2019	24,000	25,404
DCP Midstream Operating LP 9.750%, 03/15/2019(S)	95,000	106,163
Devon Energy Corp. 5.000%, 06/15/2045	485,000	494,690
Devon Financing Company LLC 7.875%, 09/30/2031	170,000	220,631
Enbridge Energy Partners LP 9.875%, 03/01/2019	125,000	139,791
Encana Corp. 6.500%, 08/15/2034	270,000	308,359
Energy Transfer LP
6.125%, 12/15/2045	350,000	382,622
6.500%, 02/01/2042	50,000	55,915
6.700%, 07/01/2018	250,000	261,210
Ensco PLC 4.700%, 03/15/2021	360,000	351,900
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	296,727
6.875%, 03/01/2033	130,000	164,903
EOG Resources, Inc. 4.100%, 02/01/2021	300,000	314,636
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	753,839
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	723,547
6.375%, 03/01/2041	60,000	67,732
6.500%, 09/01/2039	180,000	204,055
9.000%, 02/01/2019	60,000	66,188
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	397,902
Magellan Midstream Partners LP 6.550%, 07/15/2019	180,000	195,217
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	488,101

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Nabors Industries, Inc. 9.250%, 01/15/2019	$105,000	$113,925
Nexen Energy ULC 6.200%, 07/30/2019	120,000	128,527
Noble Holding International, Ltd. 6.050%, 03/01/2041	50,000	29,500
Occidental Petroleum Corp. 4.100%, 02/01/2021	300,000	319,544
ONEOK Partners LP 6.650%, 10/01/2036	268,000	322,864
Petro-Canada
5.950%, 05/15/2035	235,000	281,857
6.050%, 05/15/2018	125,000	129,497
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	344,195
5.375%, 01/27/2021	400,000	406,680
6.750%, 01/27/2041	80,000	74,900
8.375%, 12/10/2018	90,000	96,269
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	506,450
5.500%, 01/21/2021	320,000	335,680
6.625%, 06/15/2035	230,000	237,763
Plains All American Pipeline LP 8.750%, 05/01/2019	60,000	66,706
Repsol Oil & Gas Canada, Inc.
3.750%, 02/01/2021	60,000	59,627
7.750%, 06/01/2019	150,000	164,086
Shell International Finance BV 6.375%, 12/15/2038	90,000	119,890
Southern Natural Gas Company LLC 4.400%, 06/15/2021	250,000	264,591
Sunoco Logistics Partners Operations LP 3.450%, 01/15/2023	170,000	170,587
The Williams Companies, Inc. 7.875%, 09/01/2021	190,000	220,400
Tosco Corp. 8.125%, 02/15/2030	383,000	532,712
Total Capital SA
4.125%, 01/28/2021	40,000	42,597
4.250%, 12/15/2021	60,000	64,491
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	498,934
Valero Energy Corp. 7.500%, 04/15/2032	270,000	346,468
Williams Partners LP 5.250%, 03/15/2020	400,000	430,445
		14,996,888
Financials - 8.3%
AEGON Funding Company LLC 5.750%, 12/15/2020	165,000	181,233
American Express Company 2.650%, 12/02/2022	345,000	345,354
American International Group, Inc. 6.250%, 05/01/2036	430,000	538,511

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Asian Development Bank 5.593%, 07/16/2018	$590,000	$613,034
Bank of America Corp.
2.000%, 01/11/2018	500,000	500,770
2.625%, 10/19/2020	400,000	403,999
3.875%, 08/01/2025	400,000	413,842
5.000%, 05/13/2021	820,000	894,646
5.650%, 05/01/2018	500,000	515,706
5.875%, 01/05/2021	350,000	388,971
6.875%, 04/25/2018 to 11/15/2018	397,000	416,008
7.750%, 05/14/2038	480,000	691,022
Barclays PLC 4.375%, 01/12/2026	500,000	519,558
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	64,587
5.400%, 05/15/2018	105,000	108,444
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	505,675
Branch Banking & Trust Company 2.850%, 04/01/2021	500,000	510,697
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	363,027
Capital One Financial Corp. 3.200%, 02/05/2025	2,000,000	1,957,898
Citigroup, Inc.
2.350%, 08/02/2021	500,000	495,412
2.400%, 02/18/2020	1,500,000	1,505,862
5.500%, 09/13/2025	400,000	444,848
CNA Financial Corp. 7.350%, 11/15/2019	280,000	312,911
Cooperatieve Rabobank UA 4.500%, 01/11/2021	500,000	537,349
Credit Suisse AG 3.000%, 10/29/2021	750,000	764,204
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	575,000	590,210
3.750%, 03/26/2025	250,000	252,611
Discover Financial Services 5.200%, 04/27/2022	120,000	130,612
European Bank for Reconstruction & Development 1.000%, 09/17/2018	500,000	496,871
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,755,742
2.875%, 09/15/2020	700,000	722,642
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	822,000	895,600
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	582,259
6.500%, 09/15/2037	660,000	854,357
HSBC USA, Inc. 2.350%, 03/05/2020	1,000,000	1,005,800
Inter-American Development Bank

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
1.875%, 03/15/2021	$1,100,000	$1,098,783
7.000%, 06/15/2025	325,000	419,365
International Bank for Reconstruction & Development 2.125%, 11/01/2020	1,300,000	1,311,564
International Finance Corp. 0.875%, 06/15/2018	600,000	597,176
Jefferies Group LLC 5.125%, 04/13/2018	330,000	338,489
JPMorgan Chase & Co.
3.375%, 05/01/2023	500,000	507,312
3.875%, 02/01/2024	1,300,000	1,362,589
4.350%, 08/15/2021	710,000	759,880
6.400%, 05/15/2038	125,000	167,668
KeyCorp 5.100%, 03/24/2021	250,000	273,511
KFW
1.000%, 06/11/2018	500,000	498,239
1.875%, 04/01/2019	1,000,000	1,005,882
4.375%, 03/15/2018	360,000	367,432
Lincoln National Corp. 7.000%, 06/15/2040	150,000	201,676
MetLife, Inc.
4.600%, 05/13/2046	500,000	550,947
6.817%, 08/15/2018	190,000	200,616
Moody’s Corp. 5.500%, 09/01/2020	60,000	65,806
Morgan Stanley
2.650%, 01/27/2020	300,000	303,143
2.800%, 06/16/2020	485,000	492,213
4.100%, 05/22/2023	750,000	782,867
5.950%, 12/28/2017	435,000	443,883
6.625%, 04/01/2018	503,000	520,865
7.300%, 05/13/2019	110,000	120,264
National Rural Utilities Cooperative Finance Corp. 10.375%, 11/01/2018	180,000	200,187
Northern Trust Corp. 3.450%, 11/04/2020	300,000	312,691
PartnerRe Finance B LLC 5.500%, 06/01/2020	60,000	65,212
Prudential Financial, Inc. 5.375%, 06/21/2020	280,000	305,862
Reinsurance Group of America, Inc. 5.000%, 06/01/2021	50,000	54,338
Royal Bank of Canada 2.200%, 07/27/2018	600,000	603,760
State Street Corp. 3.100%, 05/15/2023	250,000	254,406
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	509,082
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	571,161
SunTrust Banks, Inc. 6.000%, 09/11/2017	435,000	438,396

The accompanying notes are an integral part of the financial statements.

144

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. 2.450%, 11/27/2020	$450,000	$454,351
The Bank of Nova Scotia 2.350%, 10/21/2020	400,000	401,562
The Bear Stearns Companies LLC 7.250%, 02/01/2018	710,000	732,278
The Chubb Corp. 5.750%, 05/15/2018	275,000	284,885
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	601,137
3.625%, 01/22/2023	500,000	515,994
3.750%, 02/25/2026	500,000	509,175
6.125%, 02/15/2033	375,000	469,267
6.150%, 04/01/2018	735,000	758,592
7.500%, 02/15/2019	240,000	260,337
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	209,987
The PNC Financial Services Group, Inc. 6.700%, 06/10/2019	310,000	337,067
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	489,762
The Travelers Companies, Inc. 5.900%, 06/02/2019	310,000	332,749
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	250,626
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	66,912
U.S. Bancorp 3.000%, 03/15/2022	600,000	615,737
Wells Fargo & Company
3.450%, 02/13/2023	750,000	767,790
5.375%, 02/07/2035	1,500,000	1,793,144
5.625%, 12/11/2017	185,000	188,220
Westpac Banking Corp. 2.000%, 08/19/2021	600,000	591,723
XLIT, Ltd. 5.750%, 10/01/2021	310,000	346,939
		47,963,771
Health care - 2.4%
Abbott Laboratories
2.950%, 03/15/2025	300,000	292,825
3.750%, 11/30/2026	500,000	510,458
AbbVie, Inc.
2.900%, 11/06/2022	500,000	504,641
3.200%, 05/14/2026	716,000	707,616
4.400%, 11/06/2042	260,000	266,712
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	261,512
Allergan Funding SCS
3.800%, 03/15/2025	861,000	890,651
4.750%, 03/15/2045	321,000	346,989
Amgen, Inc.
4.400%, 05/01/2045	260,000	267,435

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
4.663%, 06/15/2051	$159,000	$168,663
5.700%, 02/01/2019	450,000	477,040
Anthem, Inc.
4.650%, 08/15/2044	150,000	162,699
6.375%, 06/15/2037	345,000	443,590
AstraZeneca PLC 5.900%, 09/15/2017	340,000	342,868
Becton, Dickinson and Company 3.250%, 11/12/2020	300,000	307,140
Celgene Corp. 3.875%, 08/15/2025	600,000	626,667
Cigna Corp. 4.000%, 02/15/2022	280,000	295,937
Covidien International Finance SA 6.000%, 10/15/2017	360,000	364,476
Express Scripts Holding Company 6.125%, 11/15/2041	330,000	387,483
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	617,994
4.500%, 04/01/2021	330,000	355,826
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/2038	210,000	288,653
Johnson & Johnson 5.850%, 07/15/2038	285,000	378,805
Laboratory Corp. of America Holdings 4.625%, 11/15/2020	280,000	297,207
Life Technologies Corp. 5.000%, 01/15/2021	310,000	332,076
McKesson Corp. 4.750%, 03/01/2021	150,000	160,891
Medtronic, Inc. 5.600%, 03/15/2019	165,000	175,085
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	846,560
Mylan, Inc. 2.600%, 06/24/2018	250,000	251,798
Novartis Securities Investment, Ltd. 5.125%, 02/10/2019	80,000	84,234
Pfizer, Inc.
2.750%, 06/03/2026	713,000	701,884
4.400%, 05/15/2044	264,000	290,294
Pharmacia LLC 6.500%, 12/01/2018	335,000	357,060
Quest Diagnostics, Inc. 4.700%, 03/30/2045	500,000	526,357
Thermo Fisher Scientific, Inc. 4.150%, 02/01/2024	350,000	373,291
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	53,758
5.800%, 03/15/2036	300,000	380,204
		14,097,379
Industrials - 2.0%
3M Company 3.000%, 08/07/2025	330,000	334,322
Burlington Northern Santa Fe LLC

The accompanying notes are an integral part of the financial statements.

145

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
4.400%, 03/15/2042	$50,000	$53,926
4.700%, 10/01/2019	250,000	265,795
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	323,621
Caterpillar Financial Services Corp. 1.700%, 06/16/2018	485,000	485,633
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	521,355
7.900%, 12/15/2018	95,000	103,347
CSX Corp.
3.350%, 11/01/2025	420,000	430,422
3.700%, 10/30/2020	270,000	282,108
Emerson Electric Company
2.625%, 12/01/2021	250,000	254,707
4.875%, 10/15/2019	250,000	266,017
FedEx Corp.
3.875%, 08/01/2042	420,000	397,508
8.000%, 01/15/2019	50,000	54,507
Fluor Corp. 3.375%, 09/15/2021	320,000	332,228
General Electric Company
4.500%, 03/11/2044	500,000	556,265
6.750%, 03/15/2032	66,000	90,476
6.875%, 01/10/2039	168,000	243,799
Ingersoll-Rand Global Holding Company, Ltd. 6.875%, 08/15/2018	340,000	358,792
John Deere Capital Corp. 1.700%, 01/15/2020	550,000	548,022
L3 Technologies, Inc. 4.750%, 07/15/2020	150,000	160,128
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	269,915
Northrop Grumman Corp. 3.500%, 03/15/2021	150,000	156,479
Pitney Bowes, Inc. 6.250%, 03/15/2019	180,000	191,700
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	510,677
Ryder System, Inc. 2.450%, 11/15/2018	250,000	251,576
Snap-on, Inc. 6.125%, 09/01/2021	310,000	355,831
The Boeing Company
1.650%, 10/30/2020	438,000	433,913
2.600%, 10/30/2025	438,000	431,352
8.750%, 09/15/2031	90,000	137,559
Tyco Electronics Group SA 6.550%, 10/01/2017	500,000	505,924
Union Pacific Corp.
3.250%, 08/15/2025	500,000	513,942
3.799%, 10/01/2051	313,000	307,003
4.000%, 02/01/2021	280,000	296,732
4.050%, 11/15/2045	500,000	518,052

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Technologies Corp. 6.125%, 07/15/2038	$225,000	$295,058
		11,238,691
Information technology - 2.5%
Alphabet, Inc. 3.625%, 05/19/2021	320,000	338,721
Apple, Inc.
2.400%, 05/03/2023	800,000	795,711
2.450%, 08/04/2026	1,060,000	1,014,611
3.250%, 02/23/2026	500,000	509,003
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	478,055
3.900%, 10/01/2025	470,000	500,756
5.100%, 10/01/2035	470,000	553,337
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	781,598
Baidu, Inc.
3.000%, 06/30/2020	250,000	253,355
4.125%, 06/30/2025 (L)	250,000	260,673
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	104,146
eBay, Inc. 3.250%, 10/15/2020	250,000	256,914
Fiserv, Inc. 2.700%, 06/01/2020	250,000	252,996
HP, Inc. 3.750%, 12/01/2020	49,000	51,282
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,142,529
4.000%, 06/20/2042	210,000	210,021
5.600%, 11/30/2039	21,000	25,989
Intel Corp. 2.700%, 12/15/2022	690,000	699,703
Leidos Holdings, Inc. 4.450%, 12/01/2020	300,000	313,500
Microsoft Corp.
2.000%, 11/03/2020	438,000	439,540
3.125%, 11/03/2025	438,000	446,950
3.750%, 05/01/2043	500,000	499,054
4.450%, 11/03/2045	438,000	488,062
Oracle Corp.
2.650%, 07/15/2026	310,000	297,496
2.950%, 05/15/2025	550,000	552,088
4.125%, 05/15/2045	500,000	514,794
5.750%, 04/15/2018	435,000	448,817
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	513,971
The Western Union Company 3.650%, 08/22/2018	100,000	101,696
Visa, Inc.
2.200%, 12/14/2020	463,000	466,830
3.150%, 12/14/2025	463,000	470,114
4.300%, 12/14/2045	463,000	508,554

The accompanying notes are an integral part of the financial statements.

146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Xerox Corp. 6.750%, 12/15/2039	$60,000	$63,717
		14,354,583
Materials - 0.9%
Agrium, Inc. 6.750%, 01/15/2019	350,000	373,281
Barrick North America Finance LLC 4.400%, 05/30/2021	61,000	65,804
E.I. du Pont de Nemours & Company 3.625%, 01/15/2021	180,000	188,407
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	465,000
Monsanto Company 2.850%, 04/15/2025	300,000	289,744
Newmont Mining Corp. 4.875%, 03/15/2042	270,000	285,655
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	175,877
PPG Industries, Inc. 3.600%, 11/15/2020	300,000	312,731
Praxair, Inc. 2.450%, 02/15/2022	240,000	241,416
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	123,210
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	303,369
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	510,464
5.200%, 11/02/2040	250,000	295,969
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	72,975
6.250%, 07/15/2041	270,000	280,125
The Dow Chemical Company
4.375%, 11/15/2042	590,000	610,205
9.400%, 05/15/2039	130,000	218,728
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	375,375
		5,188,335
Real estate - 0.4%
American Tower Corp. 4.500%, 01/15/2018	310,000	314,248
Boston Properties LP 4.125%, 05/15/2021	300,000	316,333
Essex Portfolio LP 5.200%, 03/15/2021	60,000	64,862
HCP, Inc. 3.875%, 08/15/2024	400,000	407,824
Kimco Realty Corp. 6.875%, 10/01/2019	60,000	66,069
Simon Property Group LP 3.500%, 09/01/2025	441,500	449,053
Ventas Realty LP 4.750%, 06/01/2021	60,000	64,179

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Welltower, Inc. 4.950%, 01/15/2021	$320,000	$343,902
Weyerhaeuser Company 4.700%, 03/15/2021	150,000	159,668
		2,186,138
Telecommunication services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	509,545
5.000%, 03/30/2020	61,000	65,522
AT&T, Inc.
3.000%, 02/15/2022	500,000	502,173
4.125%, 02/17/2026	575,000	589,585
4.300%, 12/15/2042	20,000	18,597
4.750%, 05/15/2046	900,000	883,751
5.150%, 03/15/2042	50,000	51,123
6.375%, 03/01/2041	360,000	420,885
British Telecommunications PLC 9.125%, 12/15/2030	190,000	288,926
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	216,555
Telefonica Emisiones SAU 7.045%, 06/20/2036	230,000	302,451
Telefonica Europe BV 8.250%, 09/15/2030	350,000	491,054
Verizon Communications, Inc.
2.625%, 02/21/2020	880,000	891,633
4.272%, 01/15/2036	458,000	442,532
4.522%, 09/15/2048	260,000	246,511
4.600%, 04/01/2021	650,000	697,020
Vodafone Group PLC
4.375%, 03/16/2021	110,000	117,259
5.450%, 06/10/2019	320,000	340,621
		7,075,743
Utilities - 1.9%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	542,086
6.125%, 04/01/2036	447,000	574,879
CenterPoint Energy Resources Corp. 4.500%, 01/15/2021	246,000	258,316
Consolidated Edison Company of New York, Inc. 7.125%, 12/01/2018	295,000	316,278
Dominion Energy, Inc.
3.900%, 10/01/2025	242,000	250,538
5.200%, 08/15/2019	110,000	116,847
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	264,615
7.000%, 11/15/2018	290,000	310,605
Duke Energy Corp.
3.750%, 04/15/2024	500,000	522,406
4.800%, 12/15/2045	500,000	553,493
Entergy Corp. 5.125%, 09/15/2020	310,000	334,054

The accompanying notes are an integral part of the financial statements.

147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Entergy Texas, Inc. 7.125%, 02/01/2019	$50,000	$53,771
Exelon Corp.
3.400%, 04/15/2026	542,000	540,227
5.150%, 12/01/2020	310,000	334,330
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	174,775
Florida Power & Light Company 5.650%, 02/01/2037	290,000	366,140
Georgia Power Company 5.950%, 02/01/2039	335,000	412,577
Hydro-Quebec 8.400%, 01/15/2022	250,000	309,122
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	232,060
NiSource Finance Corp. 6.800%, 01/15/2019	59,000	63,026
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	277,029
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	62,346
6.050%, 03/01/2034	454,000	586,420
PacifiCorp 6.000%, 01/15/2039	335,000	435,508
Pennsylvania Electric Company 5.200%, 04/01/2020	300,000	316,916
PPL Capital Funding, Inc. 3.400%, 06/01/2023	250,000	256,892
PPL WEM, Ltd. 5.375%, 05/01/2021(S)	60,000	64,738
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	323,978
7.050%, 03/15/2019	50,000	54,128
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	252,468
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	263,729
Southern California Edison Company 5.350%, 07/15/2035	130,000	156,449
Southwestern Public Service Company 8.750%, 12/01/2018	255,000	278,891
The Southern Company 3.250%, 07/01/2026	572,000	559,622
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	52,070
8.875%, 11/15/2038	190,000	322,126
		10,793,455
TOTAL CORPORATE BONDS (Cost $146,924,031)		$153,019,706

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
MUNICIPAL BONDS - 0.8%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	$50,000	$75,594
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	192,351
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	78,614
Metropolitan Washington Airports Authority Dulles Toll Road 7.462%, 10/01/2046	40,000	58,319
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	131,193
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	420,876
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	368,157
North Carolina Turnpike Authority 6.700%, 01/01/2039	60,000	63,874
State of California
7.300%, 10/01/2039	400,000	584,924
7.500%, 04/01/2034	80,000	116,176
State of Illinois, GO
5.100%, 06/01/2033	115,000	107,626
7.350%, 07/01/2035	280,000	299,774
State of Texas 5.517%, 04/01/2039	260,000	338,512
State of Utah
3.539%, 07/01/2025	390,000	410,514
4.554%, 07/01/2024	260,000	285,862
State of Washington 5.481%, 08/01/2039	260,000	324,454
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	366,411
University of California 5.770%, 05/15/2043	320,000	409,914
TOTAL MUNICIPAL BONDS (Cost $3,854,892)		$4,633,145

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Commercial and residential - 0.6%
Banc of America Commercial Mortgage Trust, Series 2015- UBS7, Class A4 3.705%, 09/15/2048	145,000	151,720
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	500,000	505,528
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	179,847

The accompanying notes are an integral part of the financial statements.

148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	$700,000	$722,558
JPMBB Commercial Mortgage Securities Trust, Series 2013- C14, Class A4 4.133%, 08/15/2046 (P)	400,000	428,721
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	536,904
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4 5.690%, 02/12/2051	309,962	311,239
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	243,255
Morgan Stanley Capital I Trust, Series 2011, Class C10 5.033%, 09/15/2047 (P)(S)	190,000	206,469
		3,286,241
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	700,000	737,473
Series K013, Class A2, 3.974%, 01/25/2021 (P)	700,000	744,587
Series K041, Class A2, 3.171%, 10/25/2024	700,000	727,055
Series K047, Class A2, 3.329%, 05/25/2025 (P)	700,000	732,553
Series K050, Class A2, 3.334%, 08/25/2025 (P)	700,000	732,463
Series K712, Class A2, 1.869%, 11/25/2019	700,000	701,617
		4,375,748
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,853,500)		$7,661,989

ASSET BACKED SECURITIES - 0.2%
Ally Auto Receivables Trust, Series 2015-1, Class A3 1.390%, 09/16/2019	268,943	268,866
Capital Auto Receivables Asset Trust, Series 2014-2, Class C 2.410%, 05/20/2019	140,000	140,340
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1 5.350%, 02/07/2020	500,000	511,278

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3 0.880%, 06/15/2018	$46,217	$46,201
TOTAL ASSET BACKED SECURITIES (Cost $1,020,157)		$966,685

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral Trust, 1.1508% (W)(Y)	203,958	2,040,779
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,040,796)		$2,040,779

SHORT-TERM INVESTMENTS - 7.6%
Money market funds - 7.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.8844% (Y)	43,854,876	43,854,876
TOTAL SHORT-TERM INVESTMENTS (Cost $43,854,876)		$43,854,876
Total Investments (Total Bond Market Trust B) (Cost $600,127,642) - 106.4%		$614,551,693
Other assets and liabilities, net - (6.4%)		(36,928,352)
TOTAL NET ASSETS - 100.0%		$577,623,341

Security Abbreviations and Legend

GO	General Obligation
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(L)	A portion of this security is on loan as of 6-30-17.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-17.

The accompanying notes are an integral part of the financial statements.

149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.2%
U.S. Government - 21.6%
U.S. Treasury Notes
0.625%, 08/31/2017 to 09/30/2017	$26,000,000	$25,978,560
0.750%, 10/31/2017	13,000,000	12,985,180
0.875%, 07/15/2017	14,000,000	14,000,000
		52,963,740
U.S. Government Agency - 3.6%
Federal Home Loan Mortgage Corp.
2.697%, 06/01/2036 (P)	155,284	161,541
2.724%, 12/01/2035 (P)	303,949	318,602
2.815%, 12/01/2036 (P)	72,582	75,156
2.857%, 08/01/2035 (P)	355,945	376,041
2.890%, 12/01/2035 (P)	153,073	158,060
2.989%, 11/01/2036 (P)	313,863	329,314
3.159%, 02/01/2036 (P)	222,978	233,180
3.210%, 05/01/2034 (P)	356,408	376,559
3.243%, 05/01/2037 (P)	263,694	276,664
Federal National Mortgage Association
2.767%, 01/01/2036 (P)	192,730	202,875
2.823%, 02/01/2035 (P)	323,022	334,039
2.832%, 10/01/2038 (P)	224,182	233,368
2.839%, 01/01/2036 (P)	362,692	381,190
2.843%, 10/01/2035 (P)	450,124	464,773
2.881%, 02/01/2035 (P)	665,782	703,596
2.906%, 05/01/2036 (P)	829,493	872,461
2.935%, 07/01/2035 (P)	316,183	333,124
2.948%, 04/01/2035 (P)	1,370,918	1,424,613
3.006%, 05/01/2034 (P)	192,218	203,893
3.263%, 07/01/2035 (P)	586,165	611,322
Government National Mortgage Association 2.125%, 08/20/2032 to 08/20/2035 (P)	738,226	760,911
		8,831,282
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $61,861,541)		$61,795,022

CORPORATE BONDS - 53.7%
Consumer discretionary - 6.4%
Daimler Finance North America LLC 1.882%, 08/03/2017 (P)(S)	2,000,000	2,000,696
Ford Motor Credit Company LLC 1.739%, 09/08/2017 (P)	1,500,000	1,500,449
General Motors Financial Company, Inc. 2.625%, 07/10/2017	2,000,000	2,000,200
Historic TW, Inc. 6.875%, 06/15/2018	3,500,000	3,666,002
The Home Depot, Inc. 1.616%, 09/15/2017 (P)	1,300,000	1,300,841

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner Cable LLC 6.750%, 07/01/2018	$2,000,000	$2,092,456
Toyota Motor Credit Corp. 1.700%, 02/19/2019	3,000,000	3,003,663
		15,564,307
Consumer staples - 4.7%
Anheuser-Busch InBev Finance, Inc. 1.900%, 02/01/2019	4,000,000	4,009,076
Kraft Heinz Foods Company 2.000%, 07/02/2018	2,500,000	2,506,355
PepsiCo, Inc. 1.125%, 07/17/2017	1,000,000	999,938
Philip Morris International, Inc. 1.250%, 08/11/2017	1,500,000	1,499,970
Reynolds American, Inc. 2.300%, 08/21/2017	2,500,000	2,502,423
		11,517,762
Energy - 3.9%
Kinder Morgan Energy Partners LP 5.950%, 02/15/2018	2,000,000	2,049,422
ONEOK Partners LP 3.200%, 09/15/2018	3,000,000	3,035,181
Petroleos Mexicanos 5.500%, 02/04/2019	1,500,000	1,566,000
Shell International Finance BV 2.000%, 11/15/2018	3,000,000	3,019,311
		9,669,914
Financials - 18.9%
American Express Company 6.150%, 08/28/2017	1,000,000	1,006,573
Bank of America Corp. 6.875%, 04/25/2018	2,198,000	2,287,320
BB&T Corp. 1.600%, 08/15/2017	1,000,000	1,000,073
BNP Paribas SA 2.450%, 03/17/2019	2,000,000	2,019,622
BPCE SA 2.500%, 12/10/2018	1,919,000	1,936,141
Capital One NA 1.650%, 02/05/2018	3,000,000	2,998,806
Citigroup, Inc.
1.672%, 08/14/2017 (P)	1,951,000	1,951,714
1.700%, 04/27/2018	2,087,000	2,084,926
Credit Agricole SA 2.625%, 10/03/2018 (S)	2,000,000	2,018,614
Credit Suisse AG 1.750%, 01/29/2018	3,000,000	3,001,656
JPMorgan Chase & Co. 6.000%, 01/15/2018	3,000,000	3,067,452
Lincoln National Corp. 7.000%, 03/15/2018	3,000,000	3,108,612
Morgan Stanley 5.625%, 09/23/2019	2,057,000	2,209,963
MUFG Union Bank NA 2.250%, 05/06/2019	1,250,000	1,255,203

The accompanying notes are an integral part of the financial statements.

150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
National Australia Bank, Ltd. 2.000%, 01/14/2019	$2,000,000	$2,004,070
PNC Bank NA 2.200%, 01/28/2019	2,500,000	2,513,528
Santander Holdings USA, Inc. 2.700%, 05/24/2019	690,000	695,120
Santander UK PLC 2.500%, 03/14/2019	2,000,000	2,016,258
Societe Generale SA 2.625%, 10/01/2018	2,000,000	2,020,682
Sumitomo Mitsui Banking Corp. 2.450%, 01/10/2019	2,000,000	2,017,320
The Goldman Sachs Group, Inc. 2.625%, 01/31/2019	3,000,000	3,031,176
Wells Fargo & Company 1.479%, 09/08/2017 (P)	2,000,000	2,000,734
		46,245,563
Health care - 7.3%
AbbVie, Inc. 1.800%, 05/14/2018	3,600,000	3,604,576
Aetna, Inc. 1.500%, 11/15/2017	3,000,000	3,000,090
Forest Laboratories LLC 4.375%, 02/01/2019 (S)	366,000	377,458
GlaxoSmithKline Capital, Inc. 5.650%, 05/15/2018	3,000,000	3,104,802
McKesson Corp. 2.284%, 03/15/2019	2,769,000	2,784,977
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/2019	2,870,000	2,844,440
UnitedHealth Group, Inc. 6.000%, 02/15/2018	2,000,000	2,053,390
		17,769,733
Industrials - 2.6%
Air Lease Corp. 2.625%, 09/04/2018	3,000,000	3,022,356
International Lease Finance Corp. 3.875%, 04/15/2018	2,000,000	2,030,454
John Deere Capital Corp. 1.466%, 12/15/2017 (P)	1,200,000	1,200,988
		6,253,798
Information technology - 4.4%
Apple, Inc. 1.700%, 02/22/2019	3,000,000	3,008,346
Dell International LLC 3.480%, 06/01/2019 (S)	2,000,000	2,046,830
eBay, Inc. 2.500%, 03/09/2018	285,000	286,650
Hewlett Packard Enterprise Company 2.450%, 10/05/2017	1,000,000	1,002,640
IBM Corp. 1.800%, 05/17/2019	3,000,000	3,007,137
Visa, Inc. 1.200%, 12/14/2017	1,495,000	1,494,267
		10,845,870
Materials - 0.9%
Ecolab, Inc. 1.450%, 12/08/2017	2,287,000	2,285,600

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate - 1.8%
American Tower Corp. 3.400%, 02/15/2019	$1,515,000	$1,546,704
Welltower, Inc. 4.700%, 09/15/2017	2,900,000	2,915,991
		4,462,695
Telecommunication services - 2.0%
AT&T, Inc. 5.500%, 02/01/2018	2,000,000	2,042,994
Telefonica Emisiones SAU 6.221%, 07/03/2017	2,746,000	2,746,000
		4,788,994
Utilities - 0.8%
Dominion Energy, Inc. 1.875%, 12/15/2018 (S)	2,000,000	1,997,384
TOTAL CORPORATE BONDS (Cost $131,252,324)		$131,401,620

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
U.S. Government Agency - 0.6%
Federal National Mortgage Association, Series 2013-10, Class FT 1.566%, 04/25/2042 (P)	1,392,987	1,389,502
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,396,034)		$1,389,502

ASSET BACKED SECURITIES - 17.2%
AmeriCredit Automobile Receivables Trust, Series 2016- 2, Class A2A 1.420%, 10/08/2019	1,265,518	1,265,150
BMW Vehicle Owner Trust, Series 2016-A, Class A3 1.160%, 11/25/2020	1,250,000	1,241,735
Capital One Multi-Asset Execution Trust, Series 2007- A7, Class A7 5.750%, 07/15/2020	3,000,000	3,026,600
Chase Issuance Trust, Series 2014-A7, Class A 1.380%, 11/15/2019	4,000,000	4,000,356
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6 2.150%, 07/15/2021	3,000,000	3,024,506
CNH Equipment Trust
Series 2014-C, Class A3, 1.050%, 11/15/2019	1,428,683	1,426,967
Series 2016-B, Class A2A, 1.310%, 10/15/2019	953,235	952,382
Discover Card Execution Note Trust, Series 2012-A6, Class A6 1.670%, 01/18/2022	3,000,000	2,996,117
Ford Credit Auto Owner Trust

The accompanying notes are an integral part of the financial statements.

151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — June 30, 2017 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Series 2014-C, Class A3, 1.060%, 05/15/2019	$645,004	$644,305
Series 2015-A, Class A3, 1.280%, 09/15/2019	1,789,106	1,787,849
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3, 0.770%, 03/19/2018	28,483	28,475
Series 2014-3, Class A3, 0.880%, 06/15/2018	153,904	153,850
Series 2015-3, Class A4, 1.560%, 10/18/2021	3,000,000	2,996,594
Series 2016-2, Class A2, 1.130%, 09/17/2018	1,092,365	1,091,829
Hyundai Auto Receivables Trust, Series 2016-A, Class A3 1.560%, 09/15/2020	2,000,000	1,999,257
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3 1.340%, 12/16/2019	3,531,601	3,528,208
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A3, 0.720%, 08/15/2018	12,119	12,116
Series 2016-A, Class A2A, 1.060%, 02/15/2019	1,483,997	1,482,797
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A 1.380%, 07/15/2019	673,415	673,301
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A 1.600%, 04/15/2021	4,250,000	4,250,774
Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3 1.250%, 03/16/2020	2,590,000	2,583,400
World Omni Auto Receivables Trust, Series 2016-B, Class A2 1.100%, 01/15/2020	3,103,171	3,098,322
TOTAL ASSET BACKED SECURITIES (Cost $42,392,921)		$42,264,890

SHORT-TERM INVESTMENTS - 2.6%
U.S. Government Agency - 2.5%
Federal Home Loan Bank Discount Note 0.568%, 07/03/2017 *	6,015,000	6,015,000
Repurchase agreement - 0.1%
Barclays Tri-Party Repurchase Agreement dated 06/30/2017 at 1.050% to be repurchased at $303,027 on 07/03/2017, collateralized by $307,900 U.S. Treasury Bonds, 2.750% due 08/15/2042 (valued at $308,964, including interest)	303,000	303,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,317,810)		$6,318,000
Total Investments (Ultra Short Term Bond Trust) (Cost $243,220,630) - 99.3%		$243,169,034
Other assets and liabilities, net - 0.7%		1,699,729
TOTAL NET ASSETS - 100.0%		$244,868,763

Security Abbreviations and Legend

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

152

(b)	Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 18, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 18, 2017